UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2025 to April 30, 2026

Item 1. Reports to Stockholders.

Conservative Strategy Fund

Class A

RCLAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.54%

Key Fund Statistics

  Net Assets (thousands)$55,245
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class C

RCLCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.29%

Key Fund Statistics

  Net Assets (thousands)$55,245
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class R1

RCLRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$11	0.22%

Key Fund Statistics

  Net Assets (thousands)$55,245
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class R5

RCLVX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$36	0.72%

Key Fund Statistics

  Net Assets (thousands)$55,245
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class S

RCLSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$18	0.35%

Key Fund Statistics

  Net Assets (thousands)$55,245
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class A

RMLAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$25	0.50%

Key Fund Statistics

  Net Assets (thousands)$121,355
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class C

RMLCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$63	1.25%

Key Fund Statistics

  Net Assets (thousands)$121,355
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class R1

RMLRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$13	0.25%

Key Fund Statistics

  Net Assets (thousands)$121,355
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class R5

RMLVX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$38	0.75%

Key Fund Statistics

  Net Assets (thousands)$121,355
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class S

RMLSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Key Fund Statistics

  Net Assets (thousands)$121,355
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $-
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class A

RBLAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.53%

Key Fund Statistics

  Net Assets (thousands)$612,170
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $262
  Portfolio Turnover Rate7%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class C

RBLCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.28%

Key Fund Statistics

  Net Assets (thousands)$612,170
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $262
  Portfolio Turnover Rate7%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class R1

RBLRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$16	0.32%

Key Fund Statistics

  Net Assets (thousands)$612,170
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $262
  Portfolio Turnover Rate7%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class R5

RBLVX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$42	0.82%

Key Fund Statistics

  Net Assets (thousands)$612,170
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $262
  Portfolio Turnover Rate7%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class S

RBLSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$19	0.38%

Key Fund Statistics

  Net Assets (thousands)$612,170
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $262
  Portfolio Turnover Rate7%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class A

RALAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$30	0.58%

Key Fund Statistics

  Net Assets (thousands)$617,892
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $121
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class C

RALCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$68	1.33%

Key Fund Statistics

  Net Assets (thousands)$617,892
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $121
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class R1

RALRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$14	0.28%

Key Fund Statistics

  Net Assets (thousands)$617,892
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $121
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class R5

RALVX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$40	0.78%

Key Fund Statistics

  Net Assets (thousands)$617,892
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $121
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class S

RALSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Key Fund Statistics

  Net Assets (thousands)$617,892
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $121
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class A

REAAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$30	0.58%

Key Fund Statistics

  Net Assets (thousands)$323,438
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $20
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class C

RELCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$69	1.33%

Key Fund Statistics

  Net Assets (thousands)$323,438
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $20
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class R1

RELRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$13	0.25%

Key Fund Statistics

  Net Assets (thousands)$323,438
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $20
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class R5

RELVX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$39	0.75%

Key Fund Statistics

  Net Assets (thousands)$323,438
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $20
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class S

RELSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Key Fund Statistics

  Net Assets (thousands)$323,438
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $20
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class A

RTDAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$48	0.93%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class C

RTDCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$86	1.68%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class M

RTDTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.53%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class R6

RTDRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$26	0.51%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class S

RTDSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.68%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class Y

RTDYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$25	0.48%

Key Fund Statistics

  Net Assets (thousands)$282,417
  Total Number of Portfolio Holdings 752
  Total Advisory Fees Paid (thousands) $411
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class A

RSQAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	1.12%

Key Fund Statistics

  Net Assets (thousands)$149,204
  Total Number of Portfolio Holdings 273
  Total Advisory Fees Paid (thousands) $329
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class C

REQSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.87%

Key Fund Statistics

  Net Assets (thousands)$149,204
  Total Number of Portfolio Holdings 273
  Total Advisory Fees Paid (thousands) $329
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class S

RLISX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$44	0.83%

Key Fund Statistics

  Net Assets (thousands)$149,204
  Total Number of Portfolio Holdings 273
  Total Advisory Fees Paid (thousands) $329
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class Y

REAYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$35	0.67%

Key Fund Statistics

  Net Assets (thousands)$149,204
  Total Number of Portfolio Holdings 273
  Total Advisory Fees Paid (thousands) $329
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Equity Fund

Class A

REQAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$62	1.23%

Key Fund Statistics

  Net Assets (thousands)$264,994
  Total Number of Portfolio Holdings 384
  Total Advisory Fees Paid (thousands) $456
  Portfolio Turnover Rate85%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Equity Fund

Class C

REQCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	1.98%

Key Fund Statistics

  Net Assets (thousands)$264,994
  Total Number of Portfolio Holdings 384
  Total Advisory Fees Paid (thousands) $456
  Portfolio Turnover Rate85%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Equity Fund

Class S

REQTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$47	0.93%

Key Fund Statistics

  Net Assets (thousands)$264,994
  Total Number of Portfolio Holdings 384
  Total Advisory Fees Paid (thousands) $456
  Portfolio Turnover Rate85%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Equity Fund

Class Y

REUYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$39	0.78%

Key Fund Statistics

  Net Assets (thousands)$264,994
  Total Number of Portfolio Holdings 384
  Total Advisory Fees Paid (thousands) $456
  Portfolio Turnover Rate85%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class A

RSEAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	1.08%

Key Fund Statistics

  Net Assets (thousands)$2,987,503
  Total Number of Portfolio Holdings 524
  Total Advisory Fees Paid (thousands) $6,828
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class C

RSECX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$93	1.83%

Key Fund Statistics

  Net Assets (thousands)$2,987,503
  Total Number of Portfolio Holdings 524
  Total Advisory Fees Paid (thousands) $6,828
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class M

RUSTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$37	0.73%

Key Fund Statistics

  Net Assets (thousands)$2,987,503
  Total Number of Portfolio Holdings 524
  Total Advisory Fees Paid (thousands) $6,828
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class S

RSESX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$42	0.83%

Key Fund Statistics

  Net Assets (thousands)$2,987,503
  Total Number of Portfolio Holdings 524
  Total Advisory Fees Paid (thousands) $6,828
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class Y

RUSPX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$33	0.65%

Key Fund Statistics

  Net Assets (thousands)$2,987,503
  Total Number of Portfolio Holdings 524
  Total Advisory Fees Paid (thousands) $6,828
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class A

RLACX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.34%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class C

RLECX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$112	2.09%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class M

RUNTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$51	0.95%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class R6

RSCRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$50	0.92%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class S

RLESX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$57	1.05%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class Y

REBYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.89%

Key Fund Statistics

  Net Assets (thousands)$955,686
  Total Number of Portfolio Holdings 1,186
  Total Advisory Fees Paid (thousands) $2,726
  Portfolio Turnover Rate55%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class M

RTITX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$38	0.73%

Key Fund Statistics

  Net Assets (thousands)$182,520
  Total Number of Portfolio Holdings 609
  Total Advisory Fees Paid (thousands) $410
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class R6

RTIRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$37	0.71%

Key Fund Statistics

  Net Assets (thousands)$182,520
  Total Number of Portfolio Holdings 609
  Total Advisory Fees Paid (thousands) $410
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class S

RTISX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.88%

Key Fund Statistics

  Net Assets (thousands)$182,520
  Total Number of Portfolio Holdings 609
  Total Advisory Fees Paid (thousands) $410
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class Y

RTIYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$36	0.68%

Key Fund Statistics

  Net Assets (thousands)$182,520
  Total Number of Portfolio Holdings 609
  Total Advisory Fees Paid (thousands) $410
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class A

RLNAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.28%

Key Fund Statistics

  Net Assets (thousands)$1,390,406
  Total Number of Portfolio Holdings 593
  Total Advisory Fees Paid (thousands) $4,165
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class C

RLNCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$105	2.03%

Key Fund Statistics

  Net Assets (thousands)$1,390,406
  Total Number of Portfolio Holdings 593
  Total Advisory Fees Paid (thousands) $4,165
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class M

RNTTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.89%

Key Fund Statistics

  Net Assets (thousands)$1,390,406
  Total Number of Portfolio Holdings 593
  Total Advisory Fees Paid (thousands) $4,165
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class S

RINTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	0.99%

Key Fund Statistics

  Net Assets (thousands)$1,390,406
  Total Number of Portfolio Holdings 593
  Total Advisory Fees Paid (thousands) $4,165
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class Y

RINYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Key Fund Statistics

  Net Assets (thousands)$1,390,406
  Total Number of Portfolio Holdings 593
  Total Advisory Fees Paid (thousands) $4,165
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class A

RGEAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	1.22%

Key Fund Statistics

  Net Assets (thousands)$3,839,291
  Total Number of Portfolio Holdings 696
  Total Advisory Fees Paid (thousands) $10,424
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class C

RGECX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$101	1.97%

Key Fund Statistics

  Net Assets (thousands)$3,839,291
  Total Number of Portfolio Holdings 696
  Total Advisory Fees Paid (thousands) $10,424
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class M

RGDTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$45	0.87%

Key Fund Statistics

  Net Assets (thousands)$3,839,291
  Total Number of Portfolio Holdings 696
  Total Advisory Fees Paid (thousands) $10,424
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class S

RGESX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$50	0.97%

Key Fund Statistics

  Net Assets (thousands)$3,839,291
  Total Number of Portfolio Holdings 696
  Total Advisory Fees Paid (thousands) $10,424
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class Y

RLGYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$40	0.77%

Key Fund Statistics

  Net Assets (thousands)$3,839,291
  Total Number of Portfolio Holdings 696
  Total Advisory Fees Paid (thousands) $10,424
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class A

REMAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$75	1.40%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class C

REMCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$116	2.15%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class M

RMMTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$57	1.05%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class R6

REGRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$54	1.00%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class S

REMSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$62	1.15%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class Y

REMYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$52	0.97%

Key Fund Statistics

  Net Assets (thousands)$1,231,163
  Total Number of Portfolio Holdings 563
  Total Advisory Fees Paid (thousands) $4,493
  Portfolio Turnover Rate38%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class A

RTLAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$58	1.15%

Key Fund Statistics

  Net Assets (thousands)$11,915,606
  Total Number of Portfolio Holdings 445
  Total Advisory Fees Paid (thousands) $34,997
  Portfolio Turnover Rate15%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class C

RTLCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$96	1.90%

Key Fund Statistics

  Net Assets (thousands)$11,915,606
  Total Number of Portfolio Holdings 445
  Total Advisory Fees Paid (thousands) $34,997
  Portfolio Turnover Rate15%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class M

RTMTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.80%

Key Fund Statistics

  Net Assets (thousands)$11,915,606
  Total Number of Portfolio Holdings 445
  Total Advisory Fees Paid (thousands) $34,997
  Portfolio Turnover Rate15%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class S

RETSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.90%

Key Fund Statistics

  Net Assets (thousands)$11,915,606
  Total Number of Portfolio Holdings 445
  Total Advisory Fees Paid (thousands) $34,997
  Portfolio Turnover Rate15%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class A

RTSAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$78	1.48%

Key Fund Statistics

  Net Assets (thousands)$2,070,826
  Total Number of Portfolio Holdings 873
  Total Advisory Fees Paid (thousands) $9,023
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class C

RTSCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$116	2.20%

Key Fund Statistics

  Net Assets (thousands)$2,070,826
  Total Number of Portfolio Holdings 873
  Total Advisory Fees Paid (thousands) $9,023
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class M

RTOUX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$58	1.10%

Key Fund Statistics

  Net Assets (thousands)$2,070,826
  Total Number of Portfolio Holdings 873
  Total Advisory Fees Paid (thousands) $9,023
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class S

RTSSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$64	1.20%

Key Fund Statistics

  Net Assets (thousands)$2,070,826
  Total Number of Portfolio Holdings 873
  Total Advisory Fees Paid (thousands) $9,023
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class A

RTNAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$67	1.29%

Key Fund Statistics

  Net Assets (thousands)$5,678,276
  Total Number of Portfolio Holdings 865
  Total Advisory Fees Paid (thousands) $19,829
  Portfolio Turnover Rate18%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class C

RTNCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$106	2.04%

Key Fund Statistics

  Net Assets (thousands)$5,678,276
  Total Number of Portfolio Holdings 865
  Total Advisory Fees Paid (thousands) $19,829
  Portfolio Turnover Rate18%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class M

RTIUX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$49	0.94%

Key Fund Statistics

  Net Assets (thousands)$5,678,276
  Total Number of Portfolio Holdings 865
  Total Advisory Fees Paid (thousands) $19,829
  Portfolio Turnover Rate18%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class S

RTNSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.04%

Key Fund Statistics

  Net Assets (thousands)$5,678,276
  Total Number of Portfolio Holdings 865
  Total Advisory Fees Paid (thousands) $19,829
  Portfolio Turnover Rate18%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class A

RTXAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.32%

Key Fund Statistics

  Net Assets (thousands)$1,467,834
  Total Number of Portfolio Holdings 417
  Total Advisory Fees Paid (thousands) $4,969
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class C

RTXCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$113	2.07%

Key Fund Statistics

  Net Assets (thousands)$1,467,834
  Total Number of Portfolio Holdings 417
  Total Advisory Fees Paid (thousands) $4,969
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class M

RTXMX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$53	0.97%

Key Fund Statistics

  Net Assets (thousands)$1,467,834
  Total Number of Portfolio Holdings 417
  Total Advisory Fees Paid (thousands) $4,969
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class S

RTXSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$59	1.07%

Key Fund Statistics

  Net Assets (thousands)$1,467,834
  Total Number of Portfolio Holdings 417
  Total Advisory Fees Paid (thousands) $4,969
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class A

RGCAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$46	0.92%

Key Fund Statistics

  Net Assets (thousands)$971,779
  Total Number of Portfolio Holdings 1,599
  Total Advisory Fees Paid (thousands) $1,842
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class C

RGCCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$83	1.67%

Key Fund Statistics

  Net Assets (thousands)$971,779
  Total Number of Portfolio Holdings 1,599
  Total Advisory Fees Paid (thousands) $1,842
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class M

RGOTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$31	0.62%

Key Fund Statistics

  Net Assets (thousands)$971,779
  Total Number of Portfolio Holdings 1,599
  Total Advisory Fees Paid (thousands) $1,842
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class S

RGCSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$34	0.67%

Key Fund Statistics

  Net Assets (thousands)$971,779
  Total Number of Portfolio Holdings 1,599
  Total Advisory Fees Paid (thousands) $1,842
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class Y

RGCYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.59%

Key Fund Statistics

  Net Assets (thousands)$971,779
  Total Number of Portfolio Holdings 1,599
  Total Advisory Fees Paid (thousands) $1,842
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class M

RMHTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$16	0.33%

Key Fund Statistics

  Net Assets (thousands)$504,552
  Total Number of Portfolio Holdings 258
  Total Advisory Fees Paid (thousands) $374
  Portfolio Turnover Rate20%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class S

RMHSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$24	0.48%

Key Fund Statistics

  Net Assets (thousands)$504,552
  Total Number of Portfolio Holdings 258
  Total Advisory Fees Paid (thousands) $374
  Portfolio Turnover Rate20%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class Y

RMHYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$14	0.28%

Key Fund Statistics

  Net Assets (thousands)$504,552
  Total Number of Portfolio Holdings 258
  Total Advisory Fees Paid (thousands) $374
  Portfolio Turnover Rate20%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class A

RFDAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$41	0.82%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class C

RFCCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$78	1.57%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class M

RSYTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$22	0.45%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class R6

RSBRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$22	0.44%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class S

RFCTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$27	0.55%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class Y

RFCYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$20	0.41%

Key Fund Statistics

  Net Assets (thousands)$2,160,898
  Total Number of Portfolio Holdings 1,014
  Total Advisory Fees Paid (thousands) $3,202
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class A

RFAAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$39	0.79%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class C

RFACX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$76	1.54%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class M

RIWTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.40%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class R6

RIGRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$18	0.37%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class S

RFATX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.50%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class Y

RFAYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$17	0.34%

Key Fund Statistics

  Net Assets (thousands)$1,015,292
  Total Number of Portfolio Holdings 849
  Total Advisory Fees Paid (thousands) $1,208
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class A

RSBTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$39	0.78%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class C

RSBCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$76	1.53%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class M

RSDTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$24	0.48%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class R6

RDBRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$24	0.48%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class S

RFBSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$26	0.53%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class Y

RSBYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$22	0.45%

Key Fund Statistics

  Net Assets (thousands)$390,819
  Total Number of Portfolio Holdings 585
  Total Advisory Fees Paid (thousands) $607
  Portfolio Turnover Rate92%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class A

RTHAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$44	0.89%

Key Fund Statistics

  Net Assets (thousands)$2,468,452
  Total Number of Portfolio Holdings 3,008
  Total Advisory Fees Paid (thousands) $4,194
  Portfolio Turnover Rate26%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class C

RTHCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$82	1.64%

Key Fund Statistics

  Net Assets (thousands)$2,468,452
  Total Number of Portfolio Holdings 3,008
  Total Advisory Fees Paid (thousands) $4,194
  Portfolio Turnover Rate26%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class M

RHYTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.54%

Key Fund Statistics

  Net Assets (thousands)$2,468,452
  Total Number of Portfolio Holdings 3,008
  Total Advisory Fees Paid (thousands) $4,194
  Portfolio Turnover Rate26%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class S

RTHSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$31	0.61%

Key Fund Statistics

  Net Assets (thousands)$2,468,452
  Total Number of Portfolio Holdings 3,008
  Total Advisory Fees Paid (thousands) $4,194
  Portfolio Turnover Rate26%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class A

RTEAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$6,571,927
  Total Number of Portfolio Holdings 3,311
  Total Advisory Fees Paid (thousands) $9,476
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class C

RTECX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$75	1.51%

Key Fund Statistics

  Net Assets (thousands)$6,571,927
  Total Number of Portfolio Holdings 3,311
  Total Advisory Fees Paid (thousands) $9,476
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class M

RBCUX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.41%

Key Fund Statistics

  Net Assets (thousands)$6,571,927
  Total Number of Portfolio Holdings 3,311
  Total Advisory Fees Paid (thousands) $9,476
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class S

RLVSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.51%

Key Fund Statistics

  Net Assets (thousands)$6,571,927
  Total Number of Portfolio Holdings 3,311
  Total Advisory Fees Paid (thousands) $9,476
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class A

RGIAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$67	1.26%

Key Fund Statistics

  Net Assets (thousands)$617,439
  Total Number of Portfolio Holdings 148
  Total Advisory Fees Paid (thousands) $1,690
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class C

RGCIX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$107	2.01%

Key Fund Statistics

  Net Assets (thousands)$617,439
  Total Number of Portfolio Holdings 148
  Total Advisory Fees Paid (thousands) $1,690
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class M

RGFTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.91%

Key Fund Statistics

  Net Assets (thousands)$617,439
  Total Number of Portfolio Holdings 148
  Total Advisory Fees Paid (thousands) $1,690
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class S

RGISX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.01%

Key Fund Statistics

  Net Assets (thousands)$617,439
  Total Number of Portfolio Holdings 148
  Total Advisory Fees Paid (thousands) $1,690
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class Y

RGIYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$44	0.83%

Key Fund Statistics

  Net Assets (thousands)$617,439
  Total Number of Portfolio Holdings 148
  Total Advisory Fees Paid (thousands) $1,690
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class A

RREAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$70	1.34%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class C

RRSCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$109	2.09%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class M

RETTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	0.99%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class R6

RRSRX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$48	0.92%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class S

RRESX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$57	1.09%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class Y

RREYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$47	0.89%

Key Fund Statistics

  Net Assets (thousands)$413,481
  Total Number of Portfolio Holdings 162
  Total Advisory Fees Paid (thousands) $1,415
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class A

RMYAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	1.03%

Key Fund Statistics

  Net Assets (thousands)$296,099
  Total Number of Portfolio Holdings 1,343
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate50%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class C

RMYCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$91	1.78%

Key Fund Statistics

  Net Assets (thousands)$296,099
  Total Number of Portfolio Holdings 1,343
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate50%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class M

RGYTX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.68%

Key Fund Statistics

  Net Assets (thousands)$296,099
  Total Number of Portfolio Holdings 1,343
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate50%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class S

RMYSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$40	0.78%

Key Fund Statistics

  Net Assets (thousands)$296,099
  Total Number of Portfolio Holdings 1,343
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate50%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class Y

RMYYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.58%

Key Fund Statistics

  Net Assets (thousands)$296,099
  Total Number of Portfolio Holdings 1,343
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate50%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class A

RAZAX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$60	1.16%

Key Fund Statistics

  Net Assets (thousands)$601,014
  Total Number of Portfolio Holdings 1,246
  Total Advisory Fees Paid (thousands) $1,570
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class C

RAZCX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.91%

Key Fund Statistics

  Net Assets (thousands)$601,014
  Total Number of Portfolio Holdings 1,246
  Total Advisory Fees Paid (thousands) $1,570
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class M

RMATX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$42	0.81%

Key Fund Statistics

  Net Assets (thousands)$601,014
  Total Number of Portfolio Holdings 1,246
  Total Advisory Fees Paid (thousands) $1,570
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class S

RMGSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$47	0.91%

Key Fund Statistics

  Net Assets (thousands)$601,014
  Total Number of Portfolio Holdings 1,246
  Total Advisory Fees Paid (thousands) $1,570
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class Y

RMGYX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$37	0.71%

Key Fund Statistics

  Net Assets (thousands)$601,014
  Total Number of Portfolio Holdings 1,246
  Total Advisory Fees Paid (thousands) $1,570
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Item 2. Code of Ethics.

Annual Report Only

Item 3. Audit Committee Financial Expert.

Annual Report Only

Item 4. Principal Accountant Fees and Services.

Annual Report Only

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments.

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
LifePoints
®
Funds
April 30, 2026
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R5, S
Moderate Strategy Fund
A, C, R1, R5, S
Balanced Strategy Fund
A, C, R1, R5, S
Aggressive Strategy Fund
A, C, R1, R5, S
Equity Aggressive Strategy Fund
A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
twenty-nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Financial Statements and Other Information
April 30, 2026 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 33,811 1,114
Domestic Equities - 10.5%
Multifactor U.S. Equity Fund Class Y 339,001 4,712
U.S. Small Cap Equity Fund Class Y 38,272 1,109
5,821
Fixed Income - 75.5%
Investment Grade Bond Fund Class Y 517,143 9,386
Long Duration Bond Fund Class Y 494,595 3,863
Opportunistic Credit Fund Class Y 636,968 5,522
Short Duration Bond Fund Class Y 249,412 4,694
Strategic Bond Fund Class Y 2,037,901 18,219
41,684
International Equities - 4.0%
Emerging Markets Fund Class Y 45,167 1,105
Multifactor International Equity Fund Class Y 81,118 1,106
2,211
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 419,021 4,425
Total Investments in Affiliated Funds
(cost $52,151) 55,255
Total Investments - 100.0%
(identified cost $52,151) 55,255
Other Assets and Liabilities, Net - (0.0)%
(10)
Net Assets - 100.0%
55,245

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 52,151
Investments, at fair value(>) ........................................................................................................................................................
55,255
Receivables:
Fund shares sold ............................................................................................................................................................... 240
From affiliates .................................................................................................................................................................. 10
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
55,510
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 220
Fund shares redeemed ...................................................................................................................................................... 14
Accrued fees to affiliates .................................................................................................................................................. 31
Total liabilities ...........................................................................................................................................................
265
Net Assets ...............................................................................................................................................................
$ 55,245
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (2,188)
Shares of beneficial interest .........................................................................................................................................................
61
Additional paid-in capital ............................................................................................................................................................
57,372
Net Assets ...............................................................................................................................................................
$ 55,245
(>)   Investments in affiliated funds ............................................................................................................................................ $ 55,255
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.17
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.73
Class A — Net assets ........................................................................................................................................................... $ 28,219,269
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,078,104
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.86
Class C — Net assets ........................................................................................................................................................... $ 20,628,953
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 2,327,920
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.33
Class R1 — Net assets ......................................................................................................................................................... $ 454,170
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 48,680
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 9.27
Class R5 — Net assets ......................................................................................................................................................... $ 1,806,875
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 194,871
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.31
Class S — Net assets ............................................................................................................................................................ $ 4,135,781
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 444,026
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1,533
Expenses
Advisory fees ................................................................................................................................................................... 49
Administrative fees .......................................................................................................................................................... 12
Custodian fees .................................................................................................................................................................. 16
Distribution fees - Class A ............................................................................................................................................... 36
Distribution fees - Class C ............................................................................................................................................... 79
Distribution fees - Class R5 ............................................................................................................................................. 2
Transfer agent fees - Class A ........................................................................................................................................... 29
Transfer agent fees - Class C ........................................................................................................................................... 21
Transfer agent fees - Class R1 ......................................................................................................................................... —
*
Transfer agent fees - Class R5 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 5
Professional fees .............................................................................................................................................................. 20
Registration fees ............................................................................................................................................................... 43
Shareholder servicing fees - Class C ............................................................................................................................... 26
Shareholder servicing fees - Class R5 ............................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 360
Expense reductions .......................................................................................................................................................... (130)
Net expenses ................................................................................................................................................................................
230
Net investment income (loss) .......................................................................................................................................................
1,303
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 157
Capital gain distributions from affiliated funds ............................................................................................................... 1,293
Net realized gain (loss) ................................................................................................................................................................
1,450
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (1,449)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,449)
Net realized and unrealized gain (loss) ........................................................................................................................................ 1
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,304
*
Less than $500
.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,303 $ 2,553
Net realized gain (loss) ................................................................................................................ 1,450 1,361
Net change in unrealized appreciation (depreciation) ................................................................. (1,449) 608
Net increase (decrease) in net assets from operations ....................................................................... 1,304 4,522
Distributions
To shareholders
Class A ..................................................................................................................................... (599) (1,312)
Class C ..................................................................................................................................... (371) (881)
Class R1 ................................................................................................................................... (10) (19)
Class R5 ................................................................................................................................... (37) (111)
Class S ...................................................................................................................................... (97) (233)
Net decrease in net assets from distributions ..................................................................................... (1,114) (2,556)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (4,555) (14,316)
Total Net Increase (Decrease) in Net Assets ...................................................................
(4,365) (12,350)
Net Assets
Beginning of period ........................................................................................................................... 59,610 71,960
End of period ......................................................................................................................................
$ 55,245 $ 59,610

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.
*** Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 344 218 $ 1,934
Proceeds from reinvestment of distributions 66 595 148 1,305
Payments for shares redeemed (296) (2,713) (1,043) (9,195)
Net increase (decrease)
(193) (1,774) (677) (5,956)
Class C
Proceeds from shares sold 130 1,152 255 2,195
Proceeds from reinvestment of distributions 42 371 103 881
Payments for shares redeemed (326) (2,888) (1,069) (9,175)
Net increase (decrease)
(154) (1,365) (711) (6,099)
Class R1
Proceeds from shares sold 4 34 26 231
Proceeds from reinvestment of distributions 1 10 2 19
Payments for shares redeemed (7) (63) (14) (120)
Net increase (decrease)
(2) (19) 14 130
Class R4(1)
Proceeds from shares sold — — — ** — ***
Payments for shares redeemed — — (5) (48)
Net increase (decrease)
— — (5) (48)
Class R5
Proceeds from shares sold 27 246 202 1,822
Proceeds from reinvestment of distributions 4 37 12 111
Payments for shares redeemed (99) (915) (291) (2,626)
Net increase (decrease)
(68) (632) (77) (693)
Class S
Proceeds from shares sold 40 369 125 1,129
Proceeds from reinvestment of distributions 11 97 26 233
Payments for shares redeemed (132) (1,231) (335) (3,012)
Net increase (decrease)
(81) (765) (184) (1,650)
Total increase (decrease)
(498) $ (4,555) (1,640) $ (14,316)

See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.14 8.83 7.96 8.00 10.32 9.65
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.22 .38 .27 .19 .28 .15
$ Net Realized and Unrealized Gain (Loss) — .30 .87 (.04) (1.88) .72
$ Total from Investment Operations .22 .68 1.14 .15 (1.60) .87
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.19) (.37) (.27) (.19) (.26) (.16)
$ Distributions from Net Realized Gain — — — — (.45) (.04)
$ Return of Capital — — — — (.01) —
$ Total Distributions (.19) (.37) (.27) (.19) (.72) (.20)
$ Net Asset Value, End of Period 9.17 9.14 8.83 7.96 8.00 10.32
% Total Return
(±)(ǿ)
2.43 7.90 14.37 1.86 (16.58) 9.05
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 28,219 29,892 34,866 33,933 36,149 50,481
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.00 .95 .93 .91 .86 .84
% Expenses, Net
(Ƃ)(ɯ)(Π)
.54 .54 .52 .49 .49 .49
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.86 4.24 3.11 2.33 3.14 1.50
% Portfolio Turnover Rate
(ǿ)
6 22 6 35 8 51
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.84 8.56 7.73 7.78 10.07 9.47
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.17 .29 .20 .13 .22 .08
$ Net Realized and Unrealized Gain (Loss) .01 .30 .84 (.04) (1.85) .70
$ Total from Investment Operations .18 .59 1.04 .09 (1.63) .78
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.31) (.21) (.14) (.20) (.14)
$ Distributions from Net Realized Gain — — — — (.45) (.04)
$ Return of Capital — — — — (.01) —
$ Total Distributions (.16) (.31) (.21) (.14) (.66) (.18)
$ Net Asset Value, End of Period 8.86 8.84 8.56 7.73 7.78 10.07
% Total Return
(ǿ)
2.01 7.07 13.52 1.09 (17.21) 8.25
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 20,629 21,939 27,330 32,126 39,763 61,402
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.75 1.70 1.68 1.66 1.61 1.59
% Expenses, Net
(Ƃ)(ɯ)(Π)
1.29 1.29 1.27 1.24 1.24 1.24
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.97 3.40 2.39 1.65 2.48 .78
% Portfolio Turnover Rate
(ǿ)
6 22 6 35 8 51

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Russell Investment Company
Conservative Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.30 8.97 8.08 8.12 10.45 9.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.24 .38 .31 .23 .40 .21
$ Net Realized and Unrealized Gain (Loss) (.01) .34 .87 (.05) (1.99) .69
$ Total from Investment Operations .23 .72 1.18 .18 (1.59) .90
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.39) (.29) (.22) (.27) (.16)
$ Distributions from Net Realized Gain — — — — (.45) (.04)
$ Return of Capital — — — — (.02) —
$ Total Distributions (.20) (.39) (.29) (.22) (.74) (.20)
$ Net Asset Value, End of Period 9.33 9.30 8.97 8.08 8.12 10.45
% Total Return
(ǿ)
2.56 8.30 14.72 2.13 (16.26) 9.36
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 454 472 326 358 432 1,994
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.75 .70 .68 .66 .60 .59
% Expenses, Net
(Ƃ)(ɯ)(Π)
.22 .22 .20 .17 .17 .17
% Net Investment Income
(‡)(Ƃ)(ǿ)
5.22 4.25 3.48 2.76 4.21 2.05
% Portfolio Turnover Rate
(ǿ)
6 22 6 35 8 51
Class R5
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.24 8.92 8.04 8.08 10.42 9.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.22 .36 .26 .20 .28 .14
$ Net Realized and Unrealized Gain (Loss) (.01) .31 .87 (.06) (1.92) .72
$ Total from Investment Operations .21 .67 1.13 .14 (1.64) .86
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.18) (.35) (.25) (.18) (.24) (.15)
$ Distributions from Net Realized Gain — — — — (.45) (.04)
$ Return of Capital — — — — (.01) —
$ Total Distributions (.18) (.35) (.25) (.18) (.70) (.19)
$ Net Asset Value, End of Period 9.27 9.24 8.92 8.04 8.08 10.42
% Total Return
(ǿ)
2.29 7.72 14.16 1.65 (16.73) 8.90
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,807 2,430 3,030 3,206 4,231 6,087
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.24 1.20 1.18 1.16 1.11 1.09
% Expenses, Net
(Ƃ)(ɯ)(Π)
.72 .72 .70 .67 .67 .67
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.87 3.97 2.93 2.33 3.10 1.38
% Portfolio Turnover Rate
(ǿ)
6 22 6 35 8 51

See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Russell Investment Company
Conservative Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.28 8.96 8.07 8.11 10.44 9.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.24 .41 .29 .23 .32 .18
$ Net Realized and Unrealized Gain (Loss) (.01) .29 .88 (.06) (1.92) .71
$ Total from Investment Operations .23 .70 1.17 .17 (1.60) .89
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.38) (.28) (.21) (.27) (.16)
$ Distributions from Net Realized Gain — — — — (.45) (.04)
$ Return of Capital — — — — (.01) —
$ Total Distributions (.20) (.38) (.28) (.21) (.73) (.20)
$ Net Asset Value, End of Period 9.31 9.28 8.96 8.07 8.11 10.44
% Total Return
(ǿ)
2.49 8.07 14.61 2.00 (16.36) 9.21
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,136 4,877 6,361 6,509 10,320 20,922
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.74 .70 .68 .66 .61 .59
% Expenses, Net
(Ƃ)(ɯ)(Π)
.35 .35 .33 .30 .30 .30
% Net Investment Income
(‡)(Ƃ)(ǿ)
5.15 4.59 3.34 2.73 3.53 1.77
% Portfolio Turnover Rate
(ǿ)
6 22 6 35 8 51

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,934
Distribution fees 18,852
Shareholder servicing fees 4,591
Transfer agent fees 5,551
Trustees' fees 424
$ 31,352
Transactions (amounts in thousands) during the period ended April 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Real Estate Securities Fund $ 1,191 $ 42 $ 223 $ (20) $ 124 $ 1,114 $ 17 $ —
Multifactor U.S. Equity Fund 5,074 1,329 745 18 (964) 4,712 41 1,220
U.S. Small Cap Equity Fund 1,192 138 321 43 57 1,109 15 73
Investment Grade Bond Fund 10,148 420 924 14 (272) 9,386 312 —
Long Duration Bond Fund 4,178 168 361 (60) (62) 3,863 85 —
Opportunistic Credit Fund 5,969 247 627 (6) (61) 5,522 193 —
Short Duration Bond Fund 5,074 188 498 23 (93) 4,694 137 —
Strategic Bond Fund 19,698 807 1,789 (115) (382) 18,219 586 —
Emerging Markets Fund 1,194 77 336 111 59 1,105 25 —
Multifactor International Equity
Fund 1,194 50 244 80 26 1,106 25 —
Multi-Strategy Income Fund 4,775 110 648 69 119 4,425 97 —
$ 59,687 $ 3,576 $ 6,716 $ 157 $ (1,449) $ 55,255 $ 1,533 $ 1,293
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 53,705,934 $ 1,839,253 $ (290,327) $ 1,548,926

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 74,802 2,465
Domestic Equities - 12.4%
Multifactor U.S. Equity Fund Class Y 897,785 12,479
U.S. Small Cap Equity Fund Class Y 86,550 2,507
14,986
Fixed Income - 53.2%
Investment Grade Bond Fund Class Y 1,152,908 20,925
Long Duration Bond Fund Class Y 759,196 5,929
Opportunistic Credit Fund Class Y 905,970 7,855
Short Duration Bond Fund Class Y 223,065 4,198
Strategic Bond Fund Class Y 2,874,038 25,694
64,601
International Equities - 24.4%
Emerging Markets Fund Class Y 177,256 4,336
Global Equity Fund Class Y 1,632,725 19,168
Multifactor International Equity Fund Class Y 444,291 6,060
29,564
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 922,845 9,745
Total Investments in Affiliated Funds
(cost $109,140) 121,361
Total Investments - 100.0%
(identified cost $109,140) 121,361
Other Assets and Liabilities, Net - (0.0)%
(6)
Net Assets - 100.0%
121,355

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 109,140
Investments, at fair value(>) ........................................................................................................................................................
121,361
Receivables:
Investments sold ............................................................................................................................................................... 35
Fund shares sold ............................................................................................................................................................... 40
From affiliates .................................................................................................................................................................. 8
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
121,448
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 34
Accrued fees to affiliates .................................................................................................................................................. 59
Total liabilities ...........................................................................................................................................................
93
Net Assets ...............................................................................................................................................................
$ 121,355
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 15,179
Shares of beneficial interest .........................................................................................................................................................
117
Additional paid-in capital ............................................................................................................................................................
106,059
Net Assets ...............................................................................................................................................................
$ 121,355
(>)   Investments in affiliated funds ............................................................................................................................................ $ 121,361
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.11
Class A — Net assets ........................................................................................................................................................... $ 67,775,322
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 6,472,343
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.96
Class C — Net assets ........................................................................................................................................................... $ 31,307,224
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 3,144,002
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.66
Class R1 — Net assets ......................................................................................................................................................... $ 1,820,264
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 170,705
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.48
Class R5 — Net assets ......................................................................................................................................................... $ 4,477,564
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 427,403
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.62
Class S — Net assets ............................................................................................................................................................ $ 15,974,468
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,504,677
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 3,069
Expenses
Advisory fees ................................................................................................................................................................... 104
Administrative fees .......................................................................................................................................................... 26
Custodian fees .................................................................................................................................................................. 16
Distribution fees - Class A ............................................................................................................................................... 84
Distribution fees - Class C ............................................................................................................................................... 120
Distribution fees - Class R5 ............................................................................................................................................. 6
Transfer agent fees - Class A ........................................................................................................................................... 67
Transfer agent fees - Class C ........................................................................................................................................... 32
Transfer agent fees - Class R1 ......................................................................................................................................... 2
Transfer agent fees - Class R5 ......................................................................................................................................... 5
Transfer agent fees - Class S ............................................................................................................................................ 16
Professional fees .............................................................................................................................................................. 21
Registration fees ............................................................................................................................................................... 42
Shareholder servicing fees - Class C ............................................................................................................................... 40
Shareholder servicing fees - Class R5 ............................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 606
Expense reductions .......................................................................................................................................................... (192)
Net expenses ................................................................................................................................................................................
414
Net investment income (loss) .......................................................................................................................................................
2,655
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 497
Capital gain distributions from affiliated funds ............................................................................................................... 4,275
Net realized gain (loss) ................................................................................................................................................................
4,772
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (2,439)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2,439)
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,333
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,988

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,655 $ 4,221
Net realized gain (loss) ................................................................................................................ 4,772 7,503
Net change in unrealized appreciation (depreciation) ................................................................. (2,439) 897
Net increase (decrease) in net assets from operations ....................................................................... 4,988 12,621
Distributions
To shareholders
Class A ..................................................................................................................................... (1,291) (2,351)
Class C ..................................................................................................................................... (523) (1,052)
Class R1 ................................................................................................................................... (35) (63)
Class R5 ................................................................................................................................... (80) (139)
Class S ...................................................................................................................................... (323) (622)
Net decrease in net assets from distributions ..................................................................................... (2,252) (4,227)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (7,055) (14,306)
Total Net Increase (Decrease) in Net Assets ...................................................................
(4,319) (5,912)
Net Assets
Beginning of period ........................................................................................................................... 125,674 131,586
End of period ......................................................................................................................................
$ 121,355 $ 125,674

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
(1)    For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 77 $ 796 292 $ 2,825
Proceeds from reinvestment of distributions 126 1,285 242 2,342
Payments for shares redeemed (474) (4,899) (993) (9,657)
Net increase (decrease)
(271) (2,818) (459) (4,490)
Class C
Proceeds from shares sold 56 553 91 845
Proceeds from reinvestment of distributions 54 523 115 1,052
Payments for shares redeemed (375) (3,684) (1,065) (9,828)
Net increase (decrease)
(265) (2,608) (859) (7,931)
Class R1
Proceeds from shares sold 7 68 74 731
Proceeds from reinvestment of distributions 3 35 6 62
Payments for shares redeemed (25) (258) (21) (212)
Net increase (decrease)
(15) (155) 59 581
Class R4(1)
Proceeds from shares sold — — — ** 3
Payments for shares redeemed — — (25) (245)
Net increase (decrease)
— — (25) (242)
Class R5
Proceeds from shares sold 12 123 137 1,338
Proceeds from reinvestment of distributions 8 80 15 139
Payments for shares redeemed (28) (290) (120) (1,162)
Net increase (decrease)
(8) (87) 32 315
Class S
Proceeds from shares sold 52 539 130 1,292
Proceeds from reinvestment of distributions 31 323 63 623
Payments for shares redeemed (215) (2,249) (451) (4,454)
Net increase (decrease)
(132) (1,387) (258) (2,539)
Total increase (decrease)
(691) $ (7,055) (1,510) $ (14,306)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.24 9.57 8.27 8.32 11.11 9.59
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.24 .35 .24 .23 .37 .18
$ Net Realized and Unrealized Gain (Loss) .19 .66 1.30 .05 (2.09) 1.46
$ Total from Investment Operations .43 1.01 1.54 .28 (1.72) 1.64
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.34) (.24) (.22) (.37) (.12)
$ Distributions from Net Realized Gain — — — (.11) (.70) —
$ Total Distributions (.20) (.34) (.24) (.33) (1.07) (.12)
$ Net Asset Value, End of Period 10.47 10.24 9.57 8.27 8.32 11.11
% Total Return
(±)(ǿ)
4.24 10.83 18.69 3.33 (17.00) 17.18
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 67,775 69,059 68,913 65,753 72,796 100,956
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.83 .82 .82 .83 .81 .80
% Expenses, Net
(Ƃ)(ɯ)(Π)
.50 .50 .50 .49 .49 .49
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.60 3.55 2.56 2.69 3.87 1.70
% Portfolio Turnover Rate
(ǿ)
6 21 4 40 8 53
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.75 9.13 7.91 7.99 10.73 9.32
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.17 .25 .16 .16 .28 .10
$ Net Realized and Unrealized Gain (Loss) .20 .65 1.24 .04 (1.99) 1.41
$ Total from Investment Operations .37 .90 1.40 .20 (1.71) 1.51
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.28) (.18) (.17) (.33) (.10)
$ Distributions from Net Realized Gain — — — (.11) (.70) —
$ Total Distributions (.16) (.28) (.18) (.28) (1.03) (.10)
$ Net Asset Value, End of Period 9.96 9.75 9.13 7.91 7.99 10.73
% Total Return
(ǿ)
3.86 10.08 17.75 2.52 (17.59) 16.26
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 31,307 33,227 38,976 42,428 50,723 74,867
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.58 1.57 1.57 1.58 1.56 1.55
% Expenses, Net
(Ƃ)(ɯ)(Π)
1.25 1.25 1.25 1.24 1.24 1.24
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.53 2.74 1.83 1.98 3.06 .94
% Portfolio Turnover Rate
(ǿ)
6 21 4 40 8 53

See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Russell Investment Company
Moderate Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.43 9.73 8.40 8.45 11.25 9.70
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.25 .36 .27 .26 .39 .22
$ Net Realized and Unrealized Gain (Loss) .19 .70 1.32 .04 (2.10) 1.45
$ Total from Investment Operations .44 1.06 1.59 .30 (1.71) 1.67
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.21) (.36) (.26) (.24) (.39) (.12)
$ Distributions from Net Realized Gain — — — (.11) (.70) —
$ Total Distributions (.21) (.36) (.26) (.35) (1.09) (.12)
$ Net Asset Value, End of Period 10.66 10.43 9.73 8.40 8.45 11.25
% Total Return
(ǿ)
4.30 11.19 19.01 3.51 (16.70) 17.37
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,820 1,935 1,233 1,355 1,425 1,851
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.58 .56 .58 .58 .56 .54
% Expenses, Net
(Ƃ)(ɯ)(Π)
.25 .25 .25 .24 .24 .24
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.88 3.60 2.89 2.96 4.12 2.04
% Portfolio Turnover Rate
(ǿ)
6 21 4 40 8 53
Class R5
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.25 9.58 8.28 8.34 11.13 9.63
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.22 .32 .21 .23 .36 .15
$ Net Realized and Unrealized Gain (Loss) .20 .67 1.31 .02 (2.09) 1.46
$ Total from Investment Operations .42 .99 1.52 .25 (1.73) 1.61
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.19) (.32) (.22) (.20) (.36) (.11)
$ Distributions from Net Realized Gain — — — (.11) (.70) —
$ Total Distributions (.19) (.32) (.22) (.31) (1.06) (.11)
$ Net Asset Value, End of Period 10.48 10.25 9.58 8.28 8.34 11.13
% Total Return
(ǿ)
4.11 10.58 18.40 2.98 (17.13) 16.82
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,479 4,465 3,870 3,619 5,117 7,431
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.08 1.07 1.07 1.08 1.06 1.05
% Expenses, Net
(Ƃ)(ɯ)(Π)
.75 .75 .75 .74 .74 .74
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.34 3.29 2.29 2.69 3.76 1.41
% Portfolio Turnover Rate
(ǿ)
6 21 4 40 8 53

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Russell Investment Company
Moderate Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.38 9.69 8.37 8.42 11.22 9.68
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.26 .38 .26 .25 .41 .22
$ Net Realized and Unrealized Gain (Loss) .19 .67 1.31 .04 (2.12) 1.44
$ Total from Investment Operations .45 1.05 1.57 .29 (1.71) 1.66
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.21) (.36) (.25) (.23) (.39) (.12)
$ Distributions from Net Realized Gain — — — (.11) (.70) —
$ Total Distributions (.21) (.36) (.25) (.34) (1.09) (.12)
$ Net Asset Value, End of Period 10.62 10.38 9.69 8.37 8.42 11.22
% Total Return
(ǿ)
4.37 11.06 18.87 3.44 (16.81) 17.28
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,974 16,988 18,358 18,760 20,928 35,516
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.58 .57 .57 .58 .56 .55
% Expenses, Net
(Ƃ)(ɯ)(Π)
.33 .33 .33 .32 .32 .32
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.91 3.86 2.76 2.88 4.30 2.07
% Portfolio Turnover Rate
(ǿ)
6 21 4 40 8 53

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 4,211
Distribution fees 33,961
Shareholder servicing fees 7,335
Transfer agent fees 12,950
Trustees' fees 544
$ 59,001
Transactions (amounts in thousands) during the period ended April 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Real Estate Securities Fund $ 2,461 $ 45 $ 260 $ (22) $ 241 $ 2,465 $ 39 $ —
Multifactor U.S. Equity Fund 12,620 3,149 966 68 (2,392) 12,479 101 3,035
U.S. Small Cap Equity Fund 2,501 201 411 123 93 2,507 31 155
Investment Grade Bond Fund 22,014 705 1,222 9 (581) 20,925 682 —
Long Duration Bond Fund 6,270 146 297 (37) (153) 5,929 129 —
Opportunistic Credit Fund 8,199 278 530 (5) (87) 7,855 267 —
Short Duration Bond Fund 4,410 126 277 — (61) 4,198 120 —
Strategic Bond Fund 27,045 839 1,493 (111) (586) 25,694 811 —
Emerging Markets Fund 4,418 119 825 78 546 4,336 92 —
Global Equity Fund 19,512 1,579 1,904 292 (311) 19,168 457 1,085
Multifactor International Equity
Fund 6,281 150 928 61 496 6,060 134 —
Multi-Strategy Income Fund 10,054 206 912 41 356 9,745 206 —
$ 125,785 $ 7,543 $ 10,025 $ 497 $ (2,439) $ 121,361 $ 3,069 $ 4,275
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 110,619,495 $ 13,833,928 $ (3,092,389) $ 10,741,539

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Infrastructure Fund Class Y 1,083,727 12,040
Global Real Estate Securities Fund Class Y 376,322 12,400
24,440
Domestic Equities - 15.5%
Multifactor U.S. Equity Fund Class Y 4,774,384 66,364
U.S. Small Cap Equity Fund Class Y 437,983 12,684
U.S. Strategic Equity Fund Class Y 899,487 15,813
94,861
Fixed Income - 31.9%
Investment Grade Bond Fund Class Y 5,691,003 103,292
Long Duration Bond Fund Class Y 3,380,529 26,402
Opportunistic Credit Fund Class Y 2,753,033 23,869
Strategic Bond Fund Class Y 4,622,513 41,325
194,888
International Equities - 40.8%
Emerging Markets Fund Class Y 1,291,293 31,585
Global Equity Fund Class Y 15,474,921 181,675
Multifactor International Equity Fund Class Y 2,685,604 36,632
249,892
Multi-Asset - 7.9%
Multi-Strategy Income Fund Class Y 4,583,647 48,403
Total Investments in Affiliated Funds
(cost $501,745) 612,484
Total Investments - 100.1%
(identified cost $501,745) 612,484
Other Assets and Liabilities, Net - (0.1)%
(314)
Net Assets - 100.0%
612,170

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 501,745
Investments, at fair value(>) ........................................................................................................................................................
612,484
Receivables:
Investments sold ............................................................................................................................................................... 316
Fund shares sold ............................................................................................................................................................... 47
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
612,849
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 353
Accrued fees to affiliates .................................................................................................................................................. 319
Other accrued expenses .................................................................................................................................................... 7
Total liabilities ...........................................................................................................................................................
679
Net Assets ...............................................................................................................................................................
$ 612,170
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 142,517
Shares of beneficial interest .........................................................................................................................................................
521
Additional paid-in capital ............................................................................................................................................................
469,132
Net Assets ...............................................................................................................................................................
$ 612,170
(>)   Investments in affiliated funds ............................................................................................................................................ $ 612,484
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.64
Class A — Net assets ........................................................................................................................................................... $ 325,906,876
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 27,363,907
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.21
Class C — Net assets ........................................................................................................................................................... $ 167,984,034
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 14,985,784
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.23
Class R1 — Net assets ......................................................................................................................................................... $ 12,575,178
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 1,027,980
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 11.89
Class R5 — Net assets ......................................................................................................................................................... $ 15,101,139
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,270,544
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.21
Class S — Net assets ............................................................................................................................................................ $ 90,602,870
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,422,200
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 14 , 251
Expenses
Advisory fees ................................................................................................................................................................... 514
Administrative fees .......................................................................................................................................................... 129
Custodian fees .................................................................................................................................................................. 17
Distribution fees - Class A ............................................................................................................................................... 401
Distribution fees - Class C ............................................................................................................................................... 626
Distribution fees - Class R5 ............................................................................................................................................. 20
Transfer agent fees - Class A ........................................................................................................................................... 321
Transfer agent fees - Class C ........................................................................................................................................... 167
Transfer agent fees - Class R1 ......................................................................................................................................... 12
Transfer agent fees - Class R5 ......................................................................................................................................... 16
Transfer agent fees - Class S ............................................................................................................................................ 89
Professional fees .............................................................................................................................................................. 30
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 209
Shareholder servicing fees - Class R5 ............................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 2,667
Expense reductions .......................................................................................................................................................... (504)
Net expenses ................................................................................................................................................................................
2,163
Net investment income (loss) .......................................................................................................................................................
12,088
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 3,682
Capital gain distributions from affiliated funds ............................................................................................................... 28,58 2
Net realized gain (loss) ................................................................................................................................................................
32,264
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (9,171)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (9,171)
Net realized and unrealized gain (loss) ........................................................................................................................................ 23,09 3
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 35,18 1

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 12,088 $ 16,885
Net realized gain (loss) ................................................................................................................ 32,26 4 56,356
Net change in unrealized appreciation (depreciation) ................................................................. (9,171) 3,481
Net increase (decrease) in net assets from operations ....................................................................... 35,18 1 76,722
Distributions
To shareholders
Class A ..................................................................................................................................... (16,641) (9,121)
Class C ..................................................................................................................................... (8,959) (4,404)
Class R1 ................................................................................................................................... (61 6 ) (345)
Class R5 ................................................................................................................................... (848) (445)
Class S ...................................................................................................................................... (4,558) (2,596)
Net decrease in net assets from distributions ..................................................................................... (31,62 2 ) (16,911)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (9,301) (84,012)
Total Net Increase (Decrease) in Net Assets ...................................................................
(5,742) (24,201)
Net Assets
Beginning of period ........................................................................................................................... 617,912 642,113
End of period ......................................................................................................................................
$ 612,170 $ 617,912

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 318 $ 3,726 1,100 $ 12,045
Proceeds from reinvestment of distributions 1,447 16,548 806 9,068
Payments for shares redeemed (1,998) (23,394) (5,227) (57,608)
Net increase (decrease)
(233) (3,120) (3,321) (36,495)
Class C
Proceeds from shares sold 257 2,845 519 5,405
Proceeds from reinvestment of distributions 829 8,935 413 4,392
Payments for shares redeemed (1,425) (15,734) (4,250) (44,588)
Net increase (decrease)
(339) (3,954) (3,318) (34,791)
Class R1
Proceeds from shares sold 32 382 298 3,368
Proceeds from reinvestment of distributions 52 616 30 345
Payments for shares redeemed (50) (608) (207) (2,341)
Net increase (decrease)
34 390 121 1,372
Class R4(1)
Proceeds from shares sold — — 2 19
Payments for shares redeemed — — (173) (1,914)
Net increase (decrease)
— — (171) (1,895)
Class R5
Proceeds from shares sold 47 548 134 1,490
Proceeds from reinvestment of distributions 74 848 40 445
Payments for shares redeemed (279) (3,250) (414) (4,547)
Net increase (decrease)
(158) (1,854) (240) (2,612)
Class S
Proceeds from shares sold 406 4,875 1,003 11,389
Proceeds from reinvestment of distributions 388 4,546 225 2,589
Payments for shares redeemed (852) (10,184) (2,072) (23,569)
Net increase (decrease)
(58) (763) (844) (9,591)
Total increase (decrease)
(754) $ (9,301) (7,773) $ (84,012)

See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.84 10.72 8.89 8.81 12.40 9.93
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.25 .33 .20 .17 .38 .25
$ Net Realized and Unrealized Gain (Loss) .44 1.11 1.83 .29 (2.25) 2.45
$ Total from Investment Operations .69 1.44 2.03 .46 (1.87) 2.70
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.32) (.20) (.16) (.40) (.23)
$ Distributions from Net Realized Gain (.51) — — (.22) (1.32) —
$ Total Distributions (.62) (.32) (.20) (.38) (1.72) (.23)
$ Net Asset Value, End of Period 11.91 11.84 10.72 8.89 8.81 12.40
% Total Return
(±)(ǿ)
6.04 13.65 22.84 5.21 (17.35) 27.33
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 325,907 326,715 331,560 312,806 340,785 469,854
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.71 .70 .71 .73 .74 .73
% Expenses, Net
(Ƃ)(ɯ)(Π)
.53 .55 .53 .47 .47 .47
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.29 2.98 1.94 1.80 3.71 2.09
% Portfolio Turnover Rate
(ǿ)
7 25 3 37 8 59
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.20 10.19 8.48 8.44 11.97 9.59
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.17 .21 .11 .09 .29 .14
$ Net Realized and Unrealized Gain (Loss) .44 1.08 1.75 .29 (2.16) 2.39
$ Total from Investment Operations .61 1.29 1.86 .38 (1.87) 2.53
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.28) (.15) (.12) (.34) (.15)
$ Distributions from Net Realized Gain (.51) — — (.22) (1.32) —
$ Total Distributions (.60) (.28) (.15) (.34) (1.66) (.15)
$ Net Asset Value, End of Period 11.21 11.20 10.19 8.48 8.44 11.97
% Total Return
(ǿ)
5.66 12.78 21.95 4.44 (18.03) 26.49
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 167,984 171,631 190,014 195,869 230,023 345,256
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.46 1.45 1.46 1.48 1.49 1.48
% Expenses, Net
(Ƃ)(ɯ)(Π)
1.28 1.30 1.28 1.22 1.22 1.22
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.02 1.98 1.18 1.06 3.02 1.20
% Portfolio Turnover Rate
(ǿ)
7 25 3 37 8 59

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Russell Investment Company
Balanced Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.14 10.98 9.09 8.99 12.62 10.10
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.28 .37 .22 .20 .41 .30
$ Net Realized and Unrealized Gain (Loss) .4 3 1.13 1.88 .29 (2.30) 2.47
$ Total from Investment Operations .7 1 1.50 2.10 .49 (1.89) 2.77
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.34) (.21) (.17) (.42) (.25)
$ Distributions from Net Realized Gain (.51) — — (.22) (1.32) —
$ Total Distributions (.62) (.34) (.21) (.39) (1.74) (.25)
$ Net Asset Value, End of Period 12.23 12.14 10.98 9.09 8.99 12.62
% Total Return
(ǿ)
6.11 13.84 23.15 5.47 (17.21) 27.59
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 12,575 12,064 9,584 8,129 8,608 12,249
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.46 .45 .46 .48 .49 .48
% Expenses, Net
(Ƃ)(ɯ)(Π)
.32 .34 .32 .26 .26 .26
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.66 3.27 2.11 2.07 3.98 2.49
% Portfolio Turnover Rate
(ǿ)
7 25 3 37 8 59
Class R5
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.82 10.72 8.90 8.82 12.42 9.95
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.24 .31 .17 .16 .37 .21
$ Net Realized and Unrealized Gain (Loss) .44 1.09 1.83 .28 (2.28) 2.46
$ Total from Investment Operations .68 1.40 2.00 .44 (1.91) 2.67
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.10) (.30) (.18) (.14) (.37) (.20)
$ Distributions from Net Realized Gain (.51) — — (.22) (1.32) —
$ Total Distributions (.61) (.30) (.18) (.36) (1.69) (.20)
$ Net Asset Value, End of Period 11.89 11.82 10.72 8.90 8.82 12.42
% Total Return
(ǿ)
5.96 13.26 22.47 4.97 (17.64) 26.93
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,101 16,893 17,894 14,598 21,682 32,161
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.96 .95 .96 .98 .99 .98
% Expenses, Net
(Ƃ)(ɯ)(Π)
.82 .84 .82 .76 .76 .76
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.12 2.76 1.65 1.70 3.68 1.79
% Portfolio Turnover Rate
(ǿ)
7 25 3 37 8 59

See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Russell Investment Company
Balanced Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.11 10.96 9.08 8.98 12.61 10.09
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.28 .37 .22 .19 .43 .29
$ Net Realized and Unrealized Gain (Loss) .44 1.11 1.87 .30 (2.32) 2.48
$ Total from Investment Operations .72 1.48 2.09 .49 (1.89) 2.77
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.33) (.21) (.17) (.42) (.25)
$ Distributions from Net Realized Gain (.51) — — (.22) (1.32) —
$ Total Distributions (.62) (.33) (.21) (.39) (1.74) (.25)
$ Net Asset Value, End of Period 12.21 12.11 10.96 9.08 8.98 12.61
% Total Return
(ǿ)
6.19 13.72 23.02 5.44 (17.27) 27.56
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 90,603 90,609 91,226 85,628 95,302 157,073
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.46 .45 .46 .48 .49 .48
% Expenses, Net
(Ƃ)(ɯ)(Π)
.38 .40 .38 .32 .32 .32
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.66 3.25 2.09 1.98 4.18 2.38
% Portfolio Turnover Rate
(ǿ)
7 25 3 37 8 59

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 202 6 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 29,745
Administrative fees 21,065
Distribution fees 171,240
Shareholder servicing fees 37,134
Transfer agent fees 57,775
Trustees' fees 2,536
$ 319,495
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Infrastructure Fund $ 12,171 $ 870 $ 1,850 $ 281 $ 568 $ 12,040 $ 451 $ 407
Global Real Estate Securities Fund 12,070 200 965 419 676 12,400 193 —
Multifactor U.S. Equity Fund 65,490 16,500 3,488 238 (12,376) 66,364 528 15,83 8
U.S. Small Cap Equity Fund 12,28 3 976 1,626 16 1 890 12,684 15 8 783
U.S. Strategic Equity Fund 15,55 6 1,677 606 5 1 (865) 15,813 158 1,444
Investment Grade Bond Fund 107,709 3,897 5,495 26 (2,845) 103,292 3,345 —
Long Duration Bond Fund 27,598 770 1,118 4 (852) 26,402 570 —
Opportunistic Credit Fund 24,759 877 1,484 (18) (265) 23,869 809 —
Strategic Bond Fund 43,086 1,507 2,150 (70) (1,048) 41,325 1,295 —
Emerging Markets Fund 31,181 700 4,803 492 4,015 31,585 651 —
Global Equity Fund 180,137 14,499 12,701 1,612 (1,872) 181,67 5 4,264 10,110
Multifactor International Equity
Fund 37,027 874 4,594 306 3,019 36,632 80 8 —
Multi-Strategy Income Fund 49,259 1,041 3,861 180 1,784 48,403 1,021 —
$ 618,326 $ 44,388 $ 44,741 $ 3,682 $ (9,17 1 ) $ 612,48 4 $ 14,25 1 $ 28,582
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 509,250,463 $ 106,668,386 $ (3,434,665) $ 103,233,721

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 Aggressive Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Infrastructure Fund Class Y 1,084,742 12,051
Global Real Estate Securities Fund Class Y 565,332 18,628
30,679
Domestic Equities - 26.4%
Multifactor U.S. Equity Fund Class Y 5,645,241 78,469
U.S. Small Cap Equity Fund Class Y 650,881 18,850
U.S. Strategic Equity Fund Class Y 3,749,171 65,910
163,229
Fixed Income - 13.9%
Long Duration Bond Fund Class Y 4,501,130 35,154
Opportunistic Credit Fund Class Y 2,405,592 20,856
Strategic Bond Fund Class Y 3,297,443 29,479
85,489
International Equities - 46.8%
Emerging Markets Fund Class Y 1,668,546 40,813
Global Equity Fund Class Y 15,428,855 181,135
Multifactor International Equity Fund Class Y 4,935,275 67,317
289,265
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 3,958,063 49,555
Total Investments in Affiliated Funds
(cost $481,072) 618,217
Total Investments - 100.1%
(identified cost $481,072) 618,217
Other Assets and Liabilities, Net - (0.1)%
(325)
Net Assets - 100.0%
617,892

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 31
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 481,072
Investments, at fair value(>) ........................................................................................................................................................
618,217
Receivables:
Investments sold ............................................................................................................................................................... 956
Fund shares sold ............................................................................................................................................................... 46
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
619,221
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 986
Accrued fees to affiliates .................................................................................................................................................. 333
Other accrued expenses .................................................................................................................................................... 10
Total liabilities ...........................................................................................................................................................
1,329
Net Assets ...............................................................................................................................................................
$ 617,892
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 177,265
Shares of beneficial interest .........................................................................................................................................................
456
Additional paid-in capital ............................................................................................................................................................
440,171
Net Assets ...............................................................................................................................................................
$ 617,892
(>)   Investments in affiliated funds ............................................................................................................................................ $ 618,217
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 13.80
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.64
Class A — Net assets ........................................................................................................................................................... $ 358,452,612
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 25,978,887
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.53
Class C — Net assets ........................................................................................................................................................... $ 142,401,176
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 11,364,140
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 14.28
Class R1 — Net assets ......................................................................................................................................................... $ 5,432,325
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 380,289
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 13.76
Class R5 — Net assets ......................................................................................................................................................... $ 9,946,075
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 722,686
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.25
Class S — Net assets ............................................................................................................................................................ $ 101,659,399
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,135,836
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Aggressive Strategy Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 11,973
Expenses
Advisory fees ................................................................................................................................................................... 515
Administrative fees .......................................................................................................................................................... 129
Custodian fees .................................................................................................................................................................. 16
Distribution fees - Class A ............................................................................................................................................... 435
Distribution fees - Class C ............................................................................................................................................... 530
Distribution fees - Class R5 ............................................................................................................................................. 14
Transfer agent fees - Class A ........................................................................................................................................... 348
Transfer agent fees - Class C ........................................................................................................................................... 142
Transfer agent fees - Class R1 ......................................................................................................................................... 5
Transfer agent fees - Class R5 ......................................................................................................................................... 11
Transfer agent fees - Class S ............................................................................................................................................ 100
Professional fees .............................................................................................................................................................. 29
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ............................................................................................................................... 177
Shareholder servicing fees - Class R5 ............................................................................................................................. 14
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 2,565
Expense reductions .......................................................................................................................................................... (398)
Net expenses ................................................................................................................................................................................
2,167
Net investment income (loss) .......................................................................................................................................................
9,806
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 4,222
Capital gain distributions from affiliated funds ............................................................................................................... 37,380
Net realized gain (loss) ................................................................................................................................................................
41,602
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (6,724)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (6,724)
Net realized and unrealized gain (loss) ........................................................................................................................................ 34,878
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 44,684

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 9,806 $ 12,788
Net realized gain (loss) ................................................................................................................ 41,602 54,431
Net change in unrealized appreciation (depreciation) ................................................................. (6,724) 22,039
Net increase (decrease) in net assets from operations ....................................................................... 44,684 89,258
Distributions
To shareholders
Class A ..................................................................................................................................... (32,797) (11,974)
Class C ..................................................................................................................................... (14,467) (4,949)
Class R1 ................................................................................................................................... (490) (172)
Class R5 ................................................................................................................................... (1,080) (399)
Class S ...................................................................................................................................... (9,351) (3,439)
Net decrease in net assets from distributions ..................................................................................... (58,185) (20,933)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 14,156 (61,997)
Total Net Increase (Decrease) in Net Assets ...................................................................
655 6,328
Net Assets
Beginning of period ........................................................................................................................... 617,237 610,909
End of period ......................................................................................................................................
$ 617,892 $ 617,237

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Aggressive Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 309 $ 4,166 838 $ 10,886
Proceeds from reinvestment of distributions 2,499 32,606 923 11,907
Payments for shares redeemed (1,737) (23,523) (4,350) (56,367)
Net increase (decrease)
1,071 13,249 (2,589) (33,574)
Class C
Proceeds from shares sold 76 937 193 2,313
Proceeds from reinvestment of distributions 1,216 14,434 418 4,944
Payments for shares redeemed (1,141) (14,029) (2,550) (30,604)
Net increase (decrease)
151 1,342 (1,939) (23,347)
Class R1
Proceeds from shares sold 14 190 115 1,523
Proceeds from reinvestment of distributions 36 490 13 172
Payments for shares redeemed (46) (643) (68) (901)
Net increase (decrease)
4 37 60 794
Class R4(1)
Proceeds from shares sold — — —** 4
Payments for shares redeemed — — (20) (264)
Net increase (decrease)
— — (20) (260)
Class R5
Proceeds from shares sold 19 261 61 796
Proceeds from reinvestment of distributions 83 1,080 31 399
Payments for shares redeemed (202) (2,691) (314) (4,076)
Net increase (decrease)
(100) (1,350) (222) (2,881)
Class S
Proceeds from shares sold 390 5,433 769 10,295
Proceeds from reinvestment of distributions 694 9,342 258 3,429
Payments for shares redeemed (1,001) (13,897) (1,226) (16,453)
Net increase (decrease)
83 878 (199) (2,729)
Total increase (decrease)
1,209 $ 14,156 (4,909) $ (61,997)

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 35
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.13 12.60 10.11 9.90 14.22 10.62
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.24 .31 .19 .15 .45 .26
$ Net Realized and Unrealized Gain (Loss) .76 1.68 2.49 .52 (2.57) 3.51
$ Total from Investment Operations 1.00 1.99 2.68 .67 (2.12) 3.77
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (.29) (.19) (.13) (.48) (.16)
$ Distributions from Net Realized Gain (1.25) (.17) — (.31) (1.72) (.01)
$ Return of Capital — — — (.02) — —
$ Total Distributions (1.33) (.46) (.19) (.46) (2.20) (.17)
$ Net Asset Value, End of Period 13.80 14.13 12.60 10.11 9.90 14.22
% Total Return
(±)(ǿ)
7.70 16.19 26.58 6.85 (17.53) 35.55
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 358,453 352,032 346,436 304,194 308,433 421,040
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.71 .71 .72 .74 .74 .74
% Expenses, Net
(Ƃ)(ɯ)(Π)
.58 .58 .57 .55 .55 .57
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.55 2.38 1.59 1.45 3.98 1.97
% Portfolio Turnover Rate
(ǿ)
8 26 3 30 10 61
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.98 11.64 9.39 9.26 13.48 10.09
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.11 .13 .09 .07 .33 .12
$ Net Realized and Unrealized Gain (Loss) .75 1.62 2.30 .49 (2.40) 3.38
$ Total from Investment Operations .86 1.75 2.39 .56 (2.07) 3.50
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.06) (.24) (.14) (.11) (.43) (.10)
$ Distributions from Net Realized Gain (1.25) (.17) — (.31) (1.72) (.01)
$ Return of Capital — — — (.01) — —
$ Total Distributions (1.31) (.41) (.14) (.43) (2.15) (.11)
$ Net Asset Value, End of Period 12.53 12.98 11.64 9.39 9.26 13.48
% Total Return
(ǿ)
7.27 15.39 25.49 6.14 (18.22) 34.70
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 142,401 145,559 153,149 151,867 173,038 247,152
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.46 1.46 1.47 1.49 1.49 1.49
% Expenses, Net
(Ƃ)(ɯ)(Π)
1.33 1.33 1.32 1.30 1.30 1.32
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.74 1.12 .81 .69 3.11 .94
% Portfolio Turnover Rate
(ǿ)
8 26 3 30 10 61

See accompanying notes which are an integral part of the financial statements.
36 Aggressive Strategy Fund
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.57 12.96 10.39 10.14 14.51 10.82
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.29 .36 .23 .23 .49 .32
$ Net Realized and Unrealized Gain (Loss) .76 1.73 2.56 .49 (2.63) 3.57
$ Total from Investment Operations 1.05 2.09 2.79 .72 (2.14) 3.89
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.31) (.22) (.14) (.51) (.19)
$ Distributions from Net Realized Gain (1.25) (.17) — (.31) (1.72) (.01)
$ Return of Capital — — — (.02) — —
$ Total Distributions (1.34) (.48) (.22) (.47) (2.23) (.20)
$ Net Asset Value, End of Period 14.28 14.57 12.96 10.39 10.14 14.51
% Total Return
(ǿ)
7.82 16.56 26.86 7.21 (17.29) 35.98
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 5,432 5,481 4,098 3,220 4,899 6,672
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.46 .46 .47 .49 .49 .49
% Expenses, Net
(Ƃ)(ɯ)(Π)
.28 .28 .27 .25 .25 .27
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.18 2.6 4 1.87 2.15 4.24 2.39
% Portfolio Turnover Rate
(ǿ)
8 26 3 30 10 61
Class R5
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.10 12.59 10.11 9.91 14.24 10.63
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.23 .29 .17 .15 .47 .23
$ Net Realized and Unrealized Gain (Loss) .75 1.67 2.49 .50 (2.62) 3.53
$ Total from Investment Operations .98 1.96 2.66 .65 (2.15) 3.76
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.28) (.18) (.13) (.46) (.14)
$ Distributions from Net Realized Gain (1.25) (.17) — (.31) (1.72) (.01)
$ Return of Capital — — — (.01) — —
$ Total Distributions (1.32) (.45) (.18) (.45) (2.18) (.15)
$ Net Asset Value, End of Period 13.76 14.10 12.59 10.11 9.91 14.24
% Total Return
(ǿ)
7.56 15.91 26.32 6.63 (17.71) 35.44
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 9,946 11,606 13,156 12,777 19,144 29,994
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.96 .96 .97 .99 .99 .99
% Expenses, Net
(Ƃ)(ɯ)(Π)
.78 .78 .77 .75 .75 .77
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.49 2.24 1.39 1.42 4.14 1.73
% Portfolio Turnover Rate
(ǿ)
8 26 3 30 10 61

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 37
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.54 12.94 10.37 10.13 14.50 10.81
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.29 .37 .27 .19 .51 .31
$ Net Realized and Unrealized Gain (Loss) .76 1.71 2.51 .52 (2.65) 3.57
$ Total from Investment Operations 1.05 2.08 2.78 .71 (2.14) 3.88
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.31) (.21) (.14) (.51) (.18)
$ Distributions from Net Realized Gain (1.25) (.17) — (.31) (1.72) (.01)
$ Return of Capital — — — (.02) — —
$ Total Distributions (1.34) (.48) (.21) (.47) (2.23) (.19)
$ Net Asset Value, End of Period 14.25 14.54 12.94 10.37 10.13 14.50
% Total Return
(ǿ)
7.83 16.47 26.88 7.10 (17.34) 35.98
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 101,660 102,559 93,820 115,355 121,694 168,847
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.46 .46 .47 .49 .49 .49
% Expenses, Net
(Ƃ)(ɯ)(Π)
.33 .33 .32 .30 .30 .32
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.19 2.76 2.21 1.77 4.38 2.31
% Portfolio Turnover Rate
(ǿ)
8 26 3 30 10 61

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 19,949
Administrative fees 21,195
Distribution fees 160,264
Shareholder servicing fees 30,717
Transfer agent fees 99,126
Trustees' fees 1,989
$ 333,240
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,071 $ 864 $ 1,730 $ 227 $ 619 $ 12,051 $ 450 $ 407
Global Real Estate Securities Fund 18,055 304 1,371 158 1,482 18,628 289 —
Multifactor U.S. Equity Fund 77,899 19,592 4,540 599 (15,081) 78,469 629 18,880
U.S. Small Cap Equity Fund 18,348 1,419 2,484 226 1,341 18,850 236 1,172
U.S. Strategic Equity Fund 65,276 6,888 2,815 262 (3,701) 65,910 665 6,073
Long Duration Bond Fund 36,563 836 1,113 (9) (1,123) 35,154 759 —
Opportunistic Credit Fund 21,516 722 1,135 (15) (232) 20,856 707 —
Strategic Bond Fund 30,548 962 1,233 (34) (764) 29,479 925 —
Emerging Markets Fund 40,559 855 6,413 633 5,179 40,813 843 —
Global Equity Fund 179,832 14,413 12,799 1,409 (1,720) 181,135 4,262 10,106
Multifactor International Equity
Fund 67,576 1,536 7,816 466 5,555 67,317 1,475 —
Multi-Asset Strategy Fund 49,351 1,475 3,292 300 1,721 49,555 733 742
$ 617,594 $ 49,866 $ 46,741 $ 4,222 $ (6,724) $ 618,217 $ 11,973 $ 37,380
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 488,566,900 $ 134,558,062 $ (4,908,053) $ 129,650,009

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 39
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.4%
Global Infrastructure Fund Class Y 562,146 6,245
Global Real Estate Securities Fund Class Y 341,599 11,256
17,501
Domestic Equities - 32.5%
Multifactor U.S. Equity Fund Class Y 3,543,657 49,257
U.S. Small Cap Equity Fund Class Y 397,838 11,521
U.S. Strategic Equity Fund Class Y 2,522,121 44,339
105,117
Fixed Income - 5.7%
Long Duration Bond Fund Class Y 1,555,161 12,146
Opportunistic Credit Fund Class Y 712,263 6,175
18,321
International Equities - 49.5%
Emerging Markets Fund Class Y 1,007,271 24,638
Global Equity Fund Class Y 8,040,501 94,396
Multifactor International Equity Fund Class Y 3,019,448 41,185
160,219
Multi-Asset - 6.9%
Multi-Asset Strategy Fund Class Y 1,791,542 22,430
Total Investments in Affiliated Funds
(cost $255,173) 323,588
Total Investments - 100.0%
(identified cost $255,173) 323,588
Other Assets and Liabilities, Net - (0.0)%
(150)
Net Assets - 100.0%
323,438

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Equity Aggressive Strategy Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 255,173
Investments, at fair value(>) ........................................................................................................................................................
323,588
Receivables:
Investments sold ............................................................................................................................................................... 312
Fund shares sold ............................................................................................................................................................... 23
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
323,924
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 322
Accrued fees to affiliates .................................................................................................................................................. 163
Other accrued expenses .................................................................................................................................................... 1
Total liabilities ...........................................................................................................................................................
486
Net Assets ...............................................................................................................................................................
$ 323,438
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 92,845
Shares of beneficial interest .........................................................................................................................................................
191
Additional paid-in capital ............................................................................................................................................................
230,402
Net Assets ...............................................................................................................................................................
$ 323,438
(>)   Investments in affiliated funds ............................................................................................................................................ $ 323,588
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.82
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.91
Class A — Net assets ........................................................................................................................................................... $ 136,128,813
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,641,208
Net asset value per share: Class C (#) .......................................................................................................................................... $ 14.58
Class C — Net assets ........................................................................................................................................................... $ 85,942,360
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 5,894,555
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 18.21
Class R1 — Net assets ......................................................................................................................................................... $ 3,981,179
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 218,652
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 16.87
Class R5 — Net assets ......................................................................................................................................................... $ 4,017,432
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 238,170
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.11
Class S — Net assets ............................................................................................................................................................ $ 93,368,275
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,156,466
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 41
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 5,837
Expenses
Advisory fees ................................................................................................................................................................... 267
Administrative fees .......................................................................................................................................................... 67
Custodian fees .................................................................................................................................................................. 16
Distribution fees - Class A ............................................................................................................................................... 164
Distribution fees - Class C ............................................................................................................................................... 315
Distribution fees - Class R5 ............................................................................................................................................. 5
Transfer agent fees - Class A ........................................................................................................................................... 131
Transfer agent fees - Class C ........................................................................................................................................... 84
Transfer agent fees - Class R1 ......................................................................................................................................... 4
Transfer agent fees - Class R5 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 91
Professional fees .............................................................................................................................................................. 24
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ............................................................................................................................... 105
Shareholder servicing fees - Class R5 ............................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 12
Expenses before reductions .............................................................................................................................................. 1,361
Expense reductions .......................................................................................................................................................... (251)
Net expenses ................................................................................................................................................................................
1,110
Net investment income (loss) .......................................................................................................................................................
4,727
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,577
Capital gain distributions from affiliated funds ............................................................................................................... 22,399
Net realized gain (loss) ................................................................................................................................................................
23,976
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (3,148)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,148)
Net realized and unrealized gain (loss) ........................................................................................................................................ 20,828
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 25,555

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,727 $ 6,150
Net realized gain (loss) ................................................................................................................ 23,976 30,333
Net change in unrealized appreciation (depreciation) ................................................................. (3,148) 12,666
Net increase (decrease) in net assets from operations ....................................................................... 25,555 49,149
Distributions
To shareholders
Class A ..................................................................................................................................... (10,773) (2,512)
Class C ..................................................................................................................................... (8,258) (1,632)
Class R1 ................................................................................................................................... (304) (76)
Class R5 ................................................................................................................................... (386) (86)
Class S ...................................................................................................................................... (7,658) (1,857)
Net decrease in net assets from distributions ..................................................................................... (27,379) (6,163)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 3,562 (30,346)
Total Net Increase (Decrease) in Net Assets ...................................................................
1,738 12,640
Net Assets
Beginning of period ........................................................................................................................... 321,700 309,060
End of period ......................................................................................................................................
$ 323,438 $ 321,700

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 43
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 112 $ 1,944 228 $ 3,700
Proceeds from reinvestment of distributions 637 10,665 150 2,487
Payments for shares redeemed (526) (9,115) (3,113) (49,461)
Net increase (decrease)
223 3,494 (2,735) (43,274)
Class C
Proceeds from shares sold 97 1,362 173 2,347
Proceeds from reinvestment of distributions 598 8,209 117 1,622
Payments for shares redeemed (612) (8,726) (1,132) (15,504)
Net increase (decrease)
83 845 (842) (11,535)
Class R1
Proceeds from shares sold 7 118 73 1,196
Proceeds from reinvestment of distributions 18 304 4 76
Payments for shares redeemed (11) (190) (36) (605)
Net increase (decrease)
14 232 41 667
Class R4(1)
Proceeds from shares sold — — —** 2
Payments for shares redeemed — — (43) (677)
Net increase (decrease)
— — (43) (675)
Class R5
Proceeds from shares sold 9 145 42 661
Proceeds from reinvestment of distributions 24 386 6 86
Payments for shares redeemed (70) (1,158) (68) (1,035)
Net increase (decrease)
(37) (627) (20) (288)
Class S
Proceeds from shares sold 115 2,022 2,326 37,296
Proceeds from reinvestment of distributions 450 7,644 110 1,854
Payments for shares redeemed (579) (10,048) (865) (14,391)
Net increase (decrease)
(14) (382) 1,571 24,759
Total increase (decrease)
269 $ 3,562 (2,028) $ (30,346)
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
44 Equity Aggressive Strategy Fund
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.89 15.54 12.23 11.90 15.88 11.52
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.32 .47 .20 .19 .59 .27
$ Net Realized and Unrealized Gain (Loss) 1.08 2.21 3.29 .69 (3.18) 4.23
$ Total from Investment Operations 1.40 2.68 3.49 .88 (2.59) 4.50
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.33) (.18) (.16) (.56) (.14)
$ Distributions from Net Realized Gain (1.38) — — (.38) (.83) —
$ Return of Capital — — — (.01) — —
$ Total Distributions (1.47) (.33) (.18) (.55) (1.39) (.14)
$ Net Asset Value, End of Period 17.82 17.89 15.54 12.23 11.90 15.88
% Total Return
(±)(ǿ)
8.44 17.43 28.55 7.53 (17.79) 39.19
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 136,129 132,677 157,804 131,965 123,791 161,572
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.74 .74 .75 .77 .77 .77
% Expenses, Net
(Ƃ)(ɯ)(Π)
.58 .58 .57 .54 .55 .57
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.75 2.91 1.36 1.48 4.34 1.85
% Portfolio Turnover Rate
(ǿ)
8 26 4 35 10 66
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.93 13.07 10.34 10.17 13.81 10.07
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.03 .05 .06 .07 .37 .02
$ Net Realized and Unrealized Gain (Loss) 1.07 2.08 2.79 .60 (2.68) 3.80
$ Total from Investment Operations 1.10 2.13 2.85 .67 (2.31) 3.82
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.27) (.12) (.11) (.50) (.08)
$ Distributions from Net Realized Gain (1.38) — — (.38) (.83) —
$ Return of Capital — — — (.01) — —
$ Total Distributions (1.45) (.27) (.12) (.50) (1.33) (.08)
$ Net Asset Value, End of Period 14.58 14.93 13.07 10.34 10.17 13.81
% Total Return
(ǿ)
8.05 16.48 27.62 6.74 (18.39) 38.02
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 85,942 86,780 86,957 80,364 90,793 125,995
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
1.49 1.49 1.50 1.52 1.52 1.52
% Expenses, Net
(Ƃ)(ɯ)(Π)
1.33 1.33 1.32 1.29 1.30 1.32
% Net Investment Income
(‡)(Ƃ)(ǿ)
.36 .40 .48 .62 3.15 .14
% Portfolio Turnover Rate
(ǿ)
8 26 4 35 10 66

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 45
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.23 15.82 12.43 12.06 16.08 11.66
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.38 .48 .25 .24 .66 .38
$ Net Realized and Unrealized Gain (Loss) 1.09 2.29 3.35 .71 (3.25) 4.21
$ Total from Investment Operations 1.47 2.77 3.60 .95 (2.59) 4.59
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.36) (.21) (.18) (.60) (.17)
$ Distributions from Net Realized Gain (1.38) — — (.38) (.83) —
$ Return of Capital — — — (.02) — —
$ Total Distributions (1.49) (.36) (.21) (.58) (1.43) (.17)
$ Net Asset Value, End of Period 18.21 18.23 15.82 12.43 12.06 16.08
% Total Return
(ǿ)
8.64 17.72 28.99 7.99 (17.57) 39.55
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,981 3,734 2,593 2,142 2,629 3,145
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.49 .49 .50 .52 .52 .52
% Expenses, Net
(Ƃ)(ɯ)(Π)
.25 .25 .24 .21 .22 .24
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.28 2.86 1.71 1.90 4.80 2.56
% Portfolio Turnover Rate
(ǿ)
8 26 4 35 10 66
Class R5
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.02 14.81 11.68 11.38 15.26 11.08
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.25 .31 .18 .17 .49 .19
$ Net Realized and Unrealized Gain (Loss) 1.07 2.21 3.11 .67 (3.00) 4.11
$ Total from Investment Operations 1.32 2.52 3.29 .84 (2.51) 4.30
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.31) (.16) (.15) (.54) (.12)
$ Distributions from Net Realized Gain (1.38) — — (.38) (.83) —
$ Return of Capital — — — (.01) — —
$ Total Distributions (1.47) (.31) (.16) (.54) (1.37) (.12)
$ Net Asset Value, End of Period 16.87 17.02 14.81 11.68 11.38 15.26
% Total Return
(ǿ)
8.34 17.21 28.25 7.48 (17.98) 38.94
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,018 4,692 4,388 4,425 6,567 7,713
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.99 .99 1.00 1.02 1.02 1.02
% Expenses, Net
(Ƃ)(ɯ)(Π)
.75 .75 .74 .71 .72 .74
% Net Investment Income
(‡)(Ƃ)(ǿ)
3.05 2.02 1.26 1.38 3.78 1.37
% Portfolio Turnover Rate
(ǿ)
8 26 4 35 10 66

See accompanying notes which are an integral part of the financial statements.
46 Equity Aggressive Strategy Fund
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.14 15.74 12.38 12.02 16.02 11.62
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.38 .35 .24 .23 .68 .32
$ Net Realized and Unrealized Gain (Loss) 1.07 2.40 3.32 .70 (3.26) 4.25
$ Total from Investment Operations 1.45 2.75 3.56 .93 (2.58) 4.57
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.10) (.35) (.20) (.17) (.59) (.17)
$ Distributions from Net Realized Gain (1.38) — — (.38) (.83) —
$ Return of Capital — — — (.02) — —
$ Total Distributions (1.48) (.35) (.20) (.57) (1.42) (.17)
$ Net Asset Value, End of Period 18.11 18.14 15.74 12.38 12.02 16.02
% Total Return
(ǿ)
8.60 17.67 28.80 7.88 (17.57) 39.45
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 93,368 93,817 56,671 47,682 52,542 78,256
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(Π)
.49 .49 .50 .52 .52 .52
% Expenses, Net
(Ƃ)(ɯ)(Π)
.33 .33 .32 .29 .30 .32
% Net Investment Income
(‡)(Ƃ)(ǿ)
4.33 2.13 1.61 1.80 4.96 2.17
% Portfolio Turnover Rate
(ǿ)
8 26 4 35 10 66

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 47
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,326
Administrative fees 11,009
Distribution fees 79,733
Shareholder servicing fees 18,011
Transfer agent fees 51,309
Trustees' fees 940
$ 163,328
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,303 $ 500 $ 1,001 $ 109 $ 334 $ 6,245 $ 233 $ 211
Global Real Estate Securities Fund 10,972 254 969 (72) 1,071 11,256 175 —
Multifactor U.S. Equity Fund 48,616 12,276 2,571 15 (9,079) 49,257 393 11,798
U.S. Small Cap Equity Fund 11,185 876 1,487 116 831 11,521 144 715
U.S. Strategic Equity Fund 43,685 4,596 1,633 154 (2,463) 44,339 445 4,067
Long Duration Bond Fund 12,707 410 580 (2) (389) 12,146 263 —
Opportunistic Credit Fund 6,413 255 420 (2) (71) 6,175 209 —
Emerging Markets Fund 24,312 569 3,707 332 3,132 24,638 507 —
Global Equity Fund 93,658 7,500 6,563 538 (737) 94,396 2,223 5,272
Multifactor International Equity
Fund 41,579 929 5,019 302 3,394 41,185 913 —
Multi-Asset Strategy Fund 22,477 693 1,656 87 829 22,430 332 336
$ 321,907 $ 28,858 $ 25,606 $ 1,577 $ (3,148) $ 323,588 $ 5,837 $ 22,399
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 258,047,426 $ 65,678,216 $ (137,574) $ 65,540,642

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2026 (Unaudited)
48 Notes to Financial Highlights
(ƣ) For the period ended April 30, 2026 (Unaudited).
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(Ƃ) Reflects amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(ƥ) Average daily shares outstanding were used for this calculation.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(Π) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ɵ) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2026 (Unaudited)
Notes to Financial Statements 49
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with twenty-nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund”
and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master
Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2026.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of April 30, 2026. The equity Underlying Funds in which the Funds may invest include the Multifactor
U.S. Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor International Equity, Global Equity and Emerging
Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Long
Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Strategy Funds. The alternative Underlying
Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate Securities Funds. Each Fund
intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment.
RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Aggressive
Strategy Fund
Equity
Aggressive
Strategy Fund
Equity 14.5% 36% 55% 72.5% 81.5%
Fixed Income 75.5% 54% 33% 14.5% 6%
Multi-Asset 8% 8% 8% 8% 7%
Alternative# 2% 2% 4% 5% 5.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
50 Notes to Financial Statements
The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic
280) – Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’ Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Fund’s Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense
Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 51
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of April 30, 2026, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other
Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2026, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2022, through October 31,
2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
52 Notes to Financial Statements
and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP may primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular
Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R1, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the
Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 53
3. Investment Transactions
Underlying Funds
During the period ended April 30, 2026, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.17% to RIM. In addition, each Fund pays an annual administrative fee of up to
0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following table shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2026:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended April 30, 2026. With respect to such waivers, direct
Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Conservative Strategy Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis.
For the Moderate Strategy Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
Funds Purchases Sales
Conservative Strategy Fund $ 3,575,912 $ 6,716,001
Moderate Strategy Fund 7,542,949 10,02 4 ,921
Balanced Strategy Fund 44,387,764 44,741,273
Aggressive Strategy Fund 49,865,501 46,740,508
Equity Aggressive Strategy Fund 28,857,558 25,605,500
Funds Advisory Administrative
Conservative Strategy Fund
$ 48,620 $ 12,155
Moderate Strategy Fund
103,561 25,890
Balanced Strategy Fund
514,403 128,601
Aggressive Strategy Fund
515,076 128,769
Equity Aggressive Strategy Fund
267,196 66,799

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
54 Notes to Financial Statements
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis.
For the Balanced Strategy Fund, RIM contractually agreed, until February 28, 2026, to waive 0.07% of its advisory fee. Effective
March 1, 2026, RIM contractually agreed, until February 28, 2027, to waive 0.07% of its advisory fee.
For the Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2026, to waive 0.13% of its advisory fee.
Effective March 1, 2026, RIM contractually agreed, until February 28, 2027, to waive 0.13% of its advisory fee.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2026 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2027, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of April 30, 2026, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Funds
Amount
Conservative Strategy Fund
$ 57,200
Moderate Strategy Fund
121,836
Balanced Strategy Fund
605,180
Aggressive Strategy Fund
605,972
Equity Aggressive Strategy Fund
314,348
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class R1 & R5
0.15%
Conservative Strategy Fund – Class S
0.02%
Moderate Strategy Fund – Class A, C, R1 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1 & R5
0.06%
Aggressive Strategy Fund – Class R1 & R5
0.05%
Equity Aggressive Strategy Fund – Class R1 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 48,620 $ 58,733 $ 22,322 $ 129,675
Moderate Strategy Fund
103,561 46,075 42,222 191,858
Balanced Strategy Fund
251,940 — 252,380 504,320
Aggressive Strategy Fund
393 , 882 — 4,098 397 , 980
Equity Aggressive Strategy Fund
247,551 — 3,239 250,790

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 55
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C and Class R5 Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2026:
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2026, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,222,333. Trustees’ fees accrued for each Fund for the period ended April 30, 2026 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of April 30, 2026, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ — $ 343 $ 52
Moderate Strategy Fund — 5,137 968
Balanced Strategy Fund 156 31,803 5,440
Aggressive Strategy Fund 45 56,965 10,004
Equity Aggressive Strategy Fund — 20,816 3,772
No Expiration
Funds Short-Term Long-Term Totals
Conservative Strategy Fund $ 22,612 $ 5,292,829 $ 5,315,441
Moderate Strategy Fund — 699,779 699,779

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
56 Notes to Financial Statements
6. Significant Shareholders
Shareholders with significant record ownership may include omnibus accounts, financial intermediaries, or affiliated entities.
Shareholder concentration may subject the Funds to additional risks, including the potential for large redemptions.
As of April 30, 2026, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 10, 2027, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2026.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Funds # of Shareholders %
Conservative Strategy Fund
3 68.4
Moderate Strategy Fund
2 59.2
Balanced Strategy Fund
3 69.6
Aggressive Strategy Fund
2 61.4
Equity Aggressive Strategy Fund
3 63.3

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2026 (Unaudited)
Adviser and Service Providers 57
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Company
April 30, 2026
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund (formerly, Sustainable Aware Equity Fund) A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
twenty-nine different investment
portfolios referred to as Funds.
These financial statements report
on twenty-four of these Funds.

Page
Multifactor U.S. Equity Fund (Form N-CSR Item 7) 3
Equity Income Fund (Form N-CSR Item 7) 22
Sustainable Equity Fund (Form N-CSR Item 7) 34
U.S. Strategic Equity Fund (Form N-CSR Item 7) 51
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 68
Multifactor International Equity Fund (Form N-CSR Item 7) 92
International Developed Markets Fund (Form N-CSR Item 7) 113
Global Equity Fund (Form N-CSR Item 7) 136
Emerging Markets Fund (Form N-CSR Item 7) 161
Tax-Managed U.S. Large Cap Fund (Form N-CSR Item 7) 184
Tax-Managed U.S. Mid & Small Cap Fund (Form N-CSR Item 7) 198
Tax-Managed International Equity Fund (Form N-CSR Item 7) 216
Tax-Managed Real Assets Fund (Form N-CSR Item 7) 239
Opportunistic Credit Fund (Form N-CSR Item 7) 255
Long Duration Bond Fund (Form N-CSR Item 7) 318
Strategic Bond Fund (Form N-CSR Item 7) 332
Investment Grade Bond Fund (Form N-CSR Item 7) 371
Short Duration Bond Fund (Form N-CSR Item 7) 405
Tax-Exempt High Yield Bond Fund (Form N-CSR Item 7) 435
Tax-Exempt Bond Fund (Form N-CSR Item 7) 521
Global Infrastructure Fund (Form N-CSR Item 7) 603
Global Real Estate Securities Fund (Form N-CSR Item 7) 619
Multi-Strategy Income Fund (Form N-CSR Item 7) 634
Multi-Asset Strategy Fund (Form N-CSR Item 7) 674
Notes to Schedules of Investments (Form N-CSR Item 7) 706
Notes to Financial Highlights (Form N-CSR Item 7) 708
Notes to Financial Statements (Form N-CSR Item 7) 709
Affiliated Brokerage Transactions (Form N-CSR Item 7) 740
Basis for Approval of Investment
Advisory Agreements (Form N-CSR Item 11) 741
Adviser, Money Managers and Service Providers 743
Russell Investment Company
Semi-annual Financial Statements and Other Information
April 30, 2026 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 3
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 12.1%
Amazon.com, Inc.(Æ) 37,382 9,908
Amer Sports, Inc.(Æ) 1,432 50
API Group Corp.(Æ) 2,920 133
AutoZone, Inc.(Æ) 30 111
Axon Enterprise, Inc.(Æ) 234 94
Best Buy Co., Inc. 2,328 141
BJ's Wholesale Club Holdings, Inc.(Æ) 1,116 105
BorgWarner, Inc. 1,372 78
Boyd Gaming Corp. 1,366 119
Burlington Stores, Inc.(Æ) 211 68
CarMax, Inc.(Æ) 1,077 42
Carnival Corp. 8,731 231
Carvana Co.(Æ) 368 146
Charter Communications, Inc. Class A(Æ) 612 101
Chipotle Mexican Grill, Inc. Class A(Æ) 3,514 119
Comcast Corp. Class A 26,290 711
Costco Wholesale Corp. 1,333 1,352
Coupang, Inc.(Æ) 9,339 187
Crocs, Inc.(Æ) 572 58
Curtiss-Wright Corp. 399 287
Darden Restaurants, Inc. 345 69
Deckers Outdoor Corp.(Æ) 1,611 165
Dick's Sporting Goods, Inc. 511 116
Dollar General Corp. 2,753 319
Dollar Tree, Inc.(Æ) 821 80
Domino's Pizza, Inc. 156 53
DR Horton, Inc. 1,636 252
eBay, Inc. 2,483 257
Expedia Group, Inc. 1,218 302
FactSet Research Systems, Inc. 381 87
Ferguson Enterprises, Inc. 224 60
Five Below, Inc.(Æ) 675 159
Flutter Entertainment PLC(Æ) 353 38
Ford Motor Co. 31,906 385
Fox Corp. Class A 3,341 212
Gap, Inc. (The) 4,379 108
Garmin, Ltd. 787 198
Gen Digital, Inc. 2,061 40
General Motors Co. 8,489 653
Genuine Parts Co. 569 61
Hasbro, Inc. 484 46
Hilton Worldwide Holdings, Inc. 894 290
Home Depot, Inc. (The) 2,011 661
Hubbell, Inc. Class B 507 258
Las Vegas Sands Corp. 2,329 127
Lear Corp. 508 65
Lennar Corp. Class A 2,333 211
Lithia Motors, Inc. Class A 169 49
Live Nation Entertainment, Inc.(Æ) 411 65
Lowe's Cos., Inc. 602 144
Lululemon Athletica, Inc.(Æ) 403 55
Macy's, Inc. 4,591 90
Marriott International, Inc. Class A 606 219
Mattel, Inc.(Æ) 2,275 34
McDonald's Corp. 765 225
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGM Resorts International(Æ) 1,835 71
Netflix, Inc. Class B(Æ) 12,857 1,204
New York Times Co. (The) Class A 2,208 174
News Corp. Class A 3,798 100
Nexstar Media Group, Inc. Class A 312 65
NIKE, Inc. Class B 2,680 119
nVent Electric PLC 1,418 203
NVR, Inc.(Æ) 24 152
Ollie's Bargain Outlet Holdings, Inc.(Æ) 656 57
Omnicom Group, Inc. 2,757 212
On Holding AG Class A(Æ) 1,676 60
O'Reilly Automotive, Inc.(Æ) 1,931 192
PulteGroup, Inc. 2,322 284
QXO, Inc.(Æ) 2,549 51
Ralph Lauren Corp. Class A 437 157
RB Global, Inc. 1,676 175
Restaurant Brands International, Inc. 1,149 93
Rivian Automotive, Inc. Class A(Æ) 2,613 43
Rocket Lab Corp.(Æ) 2,121 175
Ross Stores, Inc. 2,114 482
Royal Caribbean Cruises, Ltd. 425 112
Sensata Technologies Holding PLC 1,690 70
Service Corp. International 879 71
SharkNinja, Inc.(Æ) 446 52
Sirius Xm Holdings, Inc. 2,231 60
Somnigroup International, Inc. 1,075 82
Starbucks Corp. 821 86
Tapestry, Inc. 1,188 172
Target Corp. 3,670 476
Tesla, Inc.(Æ) 9,877 3,769
Texas Roadhouse, Inc. Class A 555 89
Thor Industries, Inc. 415 33
TJX Cos., Inc. (The) 5,220 818
Toll Brothers, Inc. 654 93
Tractor Supply Co. 3,229 113
Travel + Leisure Co. 626 40
Ulta Beauty, Inc.(Æ) 459 247
Viking Holdings, Ltd.(Æ) 1,659 136
Walmart, Inc. 15,286 2,017
Walt Disney Co. (The) 7,349 762
Warner Bros. Discovery, Inc.(Æ) 6,765 183
Wayfair, Inc. Class A(Æ) 929 59
Williams-Sonoma, Inc. 721 131
YETI Holdings, Inc.(Æ) 605 24
Yum! Brands, Inc. 1,355 216
34,174
Consumer Staples - 2.6%
Albertsons Cos., Inc. Class A 4,069 69
Altria Group, Inc. 3,890 283
Archer-Daniels-Midland Co. 3,788 282
Brown-Forman Corp. Class B 1,961 50
Bunge Global SA 1,501 191
Campbell's Co. (The) 2,489 52
Casey's General Stores, Inc. 401 330
Celsius Holdings, Inc.(Æ) 2,413 81
Church & Dwight Co., Inc. 1,685 163

See accompanying notes which are an integral part of the financial statements.
4 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Clorox Co. (The) 819 79
Coca-Cola Co. (The) 8,936 704
Coca-Cola Consolidated, Inc. 589 121
Colgate-Palmolive Co. 1,473 126
Conagra Brands, Inc. 5,400 77
Estee Lauder Cos., Inc. (The) Class A 1,013 78
General Mills, Inc. 4,887 172
Hershey Co. (The) 1,382 257
Hormel Foods Corp. 3,167 68
Ingredion, Inc. 886 99
JM Smucker Co. (The) 1,051 103
Kenvue, Inc. 11,680 205
Keurig Dr Pepper, Inc. 10,104 297
Kimberly-Clark Corp. 1,606 158
Kraft Heinz Co. (The) 7,231 164
Kroger Co. (The) 3,313 225
McCormick & Co., Inc. 926 47
Molson Coors Beverage Co. Class B 728 31
Mondelez International, Inc. Class A 2,950 181
Monster Beverage Corp.(Æ) 6,617 510
PepsiCo, Inc. 3,112 493
Performance Food Group Co.(Æ) 526 48
Philip Morris International, Inc. 1,995 329
Post Holdings, Inc.(Æ) 254 27
Procter & Gamble Co. (The) 6,403 942
Sprouts Farmers Market, Inc.(Æ) 1,306 107
Sysco Corp. 853 64
Tyson Foods, Inc. Class A 2,124 136
US Foods Holding Corp.(Æ) 1,529 143
7,492
Energy - 4.0%
Antero Resources Corp.(Æ) 2,139 84
Baker Hughes Co. 3,524 245
Chevron Corp. 8,144 1,574
Coterra Energy, Inc. 7,273 261
Devon Energy Corp. 5,891 303
Diamondback Energy, Inc. 1,499 308
Eaton Corp. PLC 798 346
EOG Resources, Inc. 4,035 567
EQT Corp. 5,189 312
Exxon Mobil Corp. 19,073 2,944
First Solar, Inc.(Æ) 367 74
Halliburton Co. 7,041 298
HF Sinclair Corp. 2,382 160
Kinder Morgan, Inc. 3,685 121
Marathon Petroleum Corp. 1,572 390
Matador Resources Co. 1,417 90
NOV, Inc. 3,971 81
Occidental Petroleum Corp. 2,855 173
ONEOK, Inc. 4,218 390
Phillips 66 2,934 526
Range Resources Corp. 3,242 141
SLB, Ltd. 6,293 358
Targa Resources Corp. 274 71
TechnipFMC PLC 4,871 368
Texas Pacific Land Corp. 279 124
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valero Energy Corp. 2,677 676
Viper Energy, Inc. Class A 1,635 81
Weatherford International PLC 1,080 119
Williams Cos., Inc. (The) 2,265 173
11,358
Financial Services - 14.6%
Affiliated Managers Group, Inc. 312 92
Affirm Holdings, Inc.(Æ) 1,950 125
Aflac, Inc. 4,968 565
AGNC Investment Corp.(ö) 5,781 64
Allstate Corp. (The) 2,166 471
Ally Financial, Inc. 3,128 139
American Express Co. 1,717 555
American Financial Group, Inc. 822 110
American Homes 4 Rent Class A(ö) 1,549 49
American International Group, Inc. 3,832 287
American Tower Corp.(ö) 834 152
Ameriprise Financial, Inc. 491 233
Annaly Capital Management, Inc.(ö) 2,653 61
Aon PLC Class A 467 146
Apollo Global Management, Inc. 816 105
Arch Capital Group, Ltd.(Æ) 3,931 371
Ares Management Corp. Class A 385 45
Arthur J Gallagher & Co. 648 134
Assurant, Inc. 698 165
Assured Guaranty, Ltd. 571 47
AvalonBay Communities, Inc.(ö) 311 57
Axis Capital Holdings, Ltd. 635 64
Bank of America Corp. 31,589 1,689
Bank of New York Mellon Corp. (The) 4,804 645
Berkshire Hathaway, Inc. Class B(Æ) 7,112 3,368
BlackRock, Inc. 173 184
Blackstone, Inc. Class A 312 39
Brookfield Asset Management, Ltd. Class A 1,432 69
Brown & Brown, Inc. 1,799 108
Capital One Financial Corp. 2,917 558
Cboe Global Markets, Inc. 1,211 363
CBRE Group, Inc. Class A(Æ) 1,416 202
Charles Schwab Corp. (The) 5,597 513
Chubb, Ltd. 2,489 814
Cincinnati Financial Corp. 1,924 315
Citigroup, Inc. 8,888 1,137
Citizens Financial Group, Inc. 4,312 280
CME Group, Inc. Class A 520 150
Columbia Banking System, Inc. 2,401 71
Commerce Bancshares, Inc. 1,051 55
CoStar Group, Inc.(Æ) 781 27
CubeSmart(ö) 1,353 55
Cullen/Frost Bankers, Inc. 769 111
East West Bancorp, Inc. 1,899 240
EastGroup Properties, Inc.(ö) 328 66
Equinix, Inc.(ö) 145 157
Equity LifeStyle Properties, Inc. Class A(ö) 1,172 74
Equity Residential(ö) 1,094 71
Essex Property Trust, Inc.(ö) 192 50
Evercore, Inc. Class A 375 120

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 5
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Everest Group, Ltd. 492 175
Extra Space Storage, Inc.(ö) 534 77
Fidelity National Financial, Inc. 2,936 154
Fifth Third Bancorp 6,795 345
First American Financial Corp. 657 46
First Citizens BancShares, Inc. Class A 27 54
First Horizon Corp. 3,670 92
First Industrial Realty Trust, Inc.(ö) 1,114 69
FNB Corp. 3,415 61
Gaming and Leisure Properties, Inc.(ö) 2,668 129
Global Payments, Inc. 598 43
Globe Life, Inc. 1,583 244
Goldman Sachs Group, Inc. (The) 1,243 1,148
Hanover Insurance Group, Inc. (The) 594 111
Hartford Insurance Group, Inc. (The) 2,856 391
Host Hotels & Resorts, Inc.(ö) 7,721 163
Houlihan Lokey, Inc. Class A 350 54
Huntington Bancshares, Inc. 11,571 194
Interactive Brokers Group, Inc. Class A 2,310 184
Intercontinental Exchange, Inc. 980 155
Invesco, Ltd. 3,140 82
Invitation Homes, Inc.(ö) 1,913 55
Iron Mountain, Inc.(ö) 552 70
Janus Henderson Group PLC 1,110 57
Jefferies Financial Group, Inc. 675 33
Jones Lang LaSalle, Inc.(Æ) 644 205
JPMorgan Chase & Co. 10,544 3,303
KeyCorp 9,678 214
Kinsale Capital Group, Inc. 134 43
KKR & Co., Inc. Class A 842 88
Lamar Advertising Co. Class A(ö) 436 60
Lazard, Inc. 1,128 55
Lincoln National Corp. 1,511 57
Loews Corp. 1,906 215
LPL Financial Holdings, Inc. 808 270
M&T Bank Corp. 1,337 292
Markel Group, Inc.(Æ) 136 241
Marsh & McLennan Cos., Inc. 715 120
Mastercard, Inc. Class A 3,109 1,564
MetLife, Inc. 2,894 232
MGIC Investment Corp. 2,781 74
Mid-America Apartment Communities, Inc.
(ö) 435 56
Moody's Corp. 366 169
Morgan Stanley 3,249 619
Morningstar, Inc. 230 39
Nasdaq, Inc. 3,059 281
NET Lease Office Properties(ö) 1 —
NNN REIT, Inc.(ö) 776 34
Northern Trust Corp. 1,484 247
NU Holdings, Ltd. Class A(Æ) 24,903 361
Old Republic International Corp. 2,417 97
Omega Healthcare Investors, Inc.(ö) 2,345 110
OneMain Holdings, Inc. 1,648 97
Pinnacle Financial Partners, Inc. 779 77
PNC Financial Services Group, Inc. (The) 2,687 599
Popular, Inc. 846 127
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Primerica, Inc. 265 75
Principal Financial Group, Inc. 970 98
Progressive Corp. (The) 3,408 686
Prologis, Inc.(ö) 2,447 347
Prosperity Bancshares, Inc. 766 53
Prudential Financial, Inc. 2,373 233
Public Storage(ö) 321 97
Raymond James Financial, Inc. 1,422 225
Rayonier, Inc.(ö) 2,245 48
Realty Income Corp.(ö) 2,207 142
Regency Centers Corp.(ö) 812 63
Regions Financial Corp. 8,122 232
Reinsurance Group of America, Inc. Class A 628 133
RenaissanceRe Holdings, Ltd. 650 199
Rexford Industrial Realty, Inc.(ö) 1,480 53
RLI Corp. 628 32
Robinhood Markets, Inc. Class A(Æ) 2,971 217
Rocket Cos., Inc. Class A(Æ) 7,281 106
S&P Global, Inc. 629 271
SBA Communications Corp.(ö) 232 51
SEI Investments Co. 888 80
Simon Property Group, Inc.(ö) 1,292 263
SoFi Technologies, Inc.(Æ) 7,869 127
SouthState Bank Corp. 560 55
STAG Industrial, Inc.(ö) 1,944 75
Starwood Property Trust, Inc.(ö) 2,656 49
State Street Corp. 3,076 470
Stifel Financial Corp. 2,158 170
Synchrony Financial 2,720 207
T Rowe Price Group, Inc. 1,523 157
Tradeweb Markets, Inc. Class A 757 86
Travelers Cos., Inc. (The) 2,011 614
Truist Financial Corp. 7,697 396
Unum Group 1,046 84
US Bancorp 10,566 599
Ventas, Inc.(ö) 1,559 137
VICI Properties, Inc.(ö) 8,488 248
Visa, Inc. Class A 5,664 1,868
W.R. Berkley Corp. 4,130 276
Webster Financial Corp. 1,110 80
Wells Fargo & Co. 14,715 1,210
Welltower, Inc.(ö) 1,779 387
Western Alliance Bancorp 722 59
Western Union Co. (The) 6,292 57
White Mountains Insurance Group, Ltd. 34 76
Willis Towers Watson PLC 184 47
Wintrust Financial Corp. 614 92
WP Carey, Inc.(ö) 973 71
XP, Inc. Class A 4,937 95
41,196
Health Care - 9.1%
Abbott Laboratories 4,406 400
AbbVie, Inc. 5,892 1,245
Agilent Technologies, Inc. 1,395 161
Align Technology, Inc.(Æ) 455 80
Alnylam Pharmaceuticals, Inc.(Æ) 645 200

See accompanying notes which are an integral part of the financial statements.
6 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amgen, Inc. 1,831 634
Becton Dickinson & Co. 433 65
Biogen, Inc.(Æ) 1,783 337
BioMarin Pharmaceutical, Inc.(Æ) 2,388 129
Boston Scientific Corp.(Æ) 5,660 326
Bristol-Myers Squibb Co. 10,594 642
Cardinal Health, Inc. 1,551 299
Cencora, Inc. Class A 854 263
Centene Corp.(Æ) 4,788 257
Charles River Laboratories International,
Inc.(Æ) 410 68
Chemed Corp. 134 57
Cigna Group (The) 1,562 454
Cooper Cos, Inc. (The)(Æ) 727 46
CVS Health Corp. 10,722 893
Danaher Corp. 792 142
DaVita, Inc.(Æ) 297 46
Dexcom, Inc.(Æ) 2,594 154
Edwards Lifesciences Corp.(Æ) 4,394 367
Elanco Animal Health, Inc.(Æ) 2,660 59
Elevance Health, Inc. 1,500 565
Eli Lilly & Co. 2,803 2,620
Encompass Health Corp. 1,388 139
Envista Holdings Corp.(Æ) 1,867 48
Exelixis, Inc.(Æ) 2,319 103
Gilead Sciences, Inc. 5,948 778
Globus Medical, Inc. Class A(Æ) 1,548 140
Halozyme Therapeutics, Inc.(Æ) 1,006 64
HCA Healthcare, Inc. 846 368
Henry Schein, Inc.(Æ) 1,872 140
Humana, Inc. 745 176
IDEXX Laboratories, Inc.(Æ) 565 317
Illumina, Inc.(Æ) 1,369 173
Incyte Corp.(Æ) 2,122 202
Insmed, Inc.(Æ) 356 49
Insulet Corp.(Æ) 370 64
Intuitive Surgical, Inc.(Æ) 1,235 565
Ionis Pharmaceuticals, Inc.(Æ) 803 60
IQVIA Holdings, Inc.(Æ) 331 52
Jazz Pharmaceuticals PLC(Æ) 285 58
Johnson & Johnson 9,301 2,138
Labcorp Holdings, Inc. 635 163
McKesson Corp. 484 395
Medpace Holdings, Inc.(Æ) 233 98
Medtronic PLC 3,705 300
Merck & Co., Inc. 9,477 1,035
Molina Healthcare, Inc.(Æ) 375 73
Natera, Inc.(Æ) 813 168
Neurocrine Biosciences, Inc.(Æ) 1,246 164
Penumbra, Inc.(Æ) 448 146
Pfizer, Inc. 36,188 966
Quest Diagnostics, Inc. 1,577 306
Regeneron Pharmaceuticals, Inc. 1,010 714
ResMed, Inc. 1,055 226
Roivant Sciences, Ltd.(Æ) 2,003 57
Royalty Pharma PLC Class A 2,939 147
Solventum Corp.(Æ) 804 54
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
STERIS PLC 1,112 241
Stryker Corp. 959 302
Tenet Healthcare Corp.(Æ) 1,082 192
Thermo Fisher Scientific, Inc. 885 424
United Therapeutics Corp.(Æ) 649 371
UnitedHealth Group, Inc. 4,005 1,484
Universal Health Services, Inc. Class B 1,130 190
Veeva Systems, Inc. Class A(Æ) 830 129
Vertex Pharmaceuticals, Inc.(Æ) 972 415
Viatris, Inc. 13,624 204
Waters Corp.(Æ) 642 198
West Pharmaceutical Services, Inc. 586 174
Zimmer Biomet Holdings, Inc. 1,068 88
Zoetis, Inc. Class A 1,531 176
25,743
Materials and Processing - 3.2%
AAON, Inc. 494 46
Acuity, Inc. 180 52
Advanced Drainage Systems, Inc. 750 112
Air Products and Chemicals, Inc. 419 126
Albemarle Corp. 580 114
Alcoa Corp. 3,313 211
Amcor PLC 1,699 65
Anglogold Ashanti PLC 3,558 333
AptarGroup, Inc. 565 70
Armstrong World Industries, Inc. 573 98
ATI, Inc.(Æ) 1,072 167
Axalta Coating Systems, Ltd.(Æ) 1,917 55
Ball Corp. 1,794 110
Builders FirstSource, Inc.(Æ) 1,485 117
Carpenter Technology Corp. 389 167
Carrier Global Corp. 2,182 147
Celanese Corp. Class A 922 62
CF Industries Holdings, Inc. 1,794 223
Copart, Inc.(Æ) 4,000 132
CRH PLC 736 87
Crown Holdings, Inc. 1,574 155
Darling Ingredients, Inc.(Æ) 1,112 71
DuPont de Nemours, Inc. 2,605 119
Eastman Chemical Co. 673 49
Ecolab, Inc. 989 258
Fastenal Co. 6,424 289
Fortune Brands Innovations, Inc. 1,024 41
Freeport-McMoRan, Inc. 3,734 216
General Electric Co. 1,438 417
Graphic Packaging Holding Co. 3,975 38
ITT, Inc. 1,280 274
Johnson Controls International PLC 1,423 208
Lennox International, Inc. 113 60
Linde PLC 516 259
LKQ Corp. 2,493 79
LyondellBasell Industries NV Class A 1,742 130
Martin Marietta Materials, Inc. 127 79
Masco Corp. 757 54
MDU Resources Group, Inc. 2,731 62
Mohawk Industries, Inc.(Æ) 420 44

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 7
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mosaic Co. (The) 2,119 49
NewMarket Corp. 62 42
Newmont Corp. 3,994 444
Nucor Corp. 2,124 478
Owens Corning 678 84
Packaging Corp. of America 352 75
Pool Corp. 197 42
PPG Industries, Inc. 1,963 213
Reliance, Inc. 759 275
Royal Gold, Inc. 429 100
RPM International, Inc. 754 77
Sherwin-Williams Co. (The) 313 101
Silgan Holdings, Inc. 1,129 46
Simpson Manufacturing Co., Inc. 153 29
SiteOne Landscape Supply, Inc.(Æ) 416 52
Smurfit WestRock PLC 3,716 143
Solstice Advanced Materials Inc. 370 30
Sonoco Products Co. 960 48
Southern Copper Corp. 876 150
Steel Dynamics, Inc. 1,515 346
Timken Co. (The) 696 77
Trane Technologies PLC 903 445
Valmont Industries, Inc. 225 114
Vulcan Materials Co. 469 141
Watsco, Inc. 132 58
9,055
Producer Durables - 7.7%
3M Co. 1,680 246
AECOM 526 44
AGCO Corp. 402 49
Allison Transmission Holdings, Inc. Class A 380 51
American Airlines Group, Inc.(Æ) 7,130 83
AMETEK, Inc. 1,085 256
Amphenol Corp. Class A 5,725 843
AO Smith Corp. 1,104 68
Applied Industrial Technologies, Inc. 401 123
Aptiv PLC(Æ) 2,423 146
Automatic Data Processing, Inc. 548 116
Avery Dennison Corp. 295 48
Boeing Co. (The)(Æ) 385 88
Booz Allen Hamilton Holding Corp. Class A 936 73
BWX Technologies, Inc. 1,105 239
Carlisle Cos., Inc. 227 81
Caterpillar, Inc. 694 618
CH Robinson Worldwide, Inc. 1,252 228
Cintas Corp. 1,575 275
CNH Industrial NV 5,564 60
Comfort Systems USA, Inc. 352 648
Corpay, Inc.(Æ) 175 54
Crane Co. 586 104
CSX Corp. 3,150 143
Cummins, Inc. 863 579
Deere & Co. 295 174
Delta Air Lines, Inc. 7,441 506
Donaldson Co., Inc. 1,842 162
Dover Corp. 1,224 277
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EMCOR Group, Inc. 404 360
Emerson Electric Co. 1,055 148
Equifax, Inc. 257 45
Everus Construction Group, Inc.(Æ) 504 74
ExlService Holdings, Inc.(Æ) 2,308 74
Expeditors International of Washington, Inc. 1,876 277
FedEx Corp. 2,264 913
Flowserve Corp. 1,089 80
Fortive Corp. 2,023 121
FTAI Aviation, Ltd. 272 68
FTI Consulting, Inc.(Æ) 488 87
GE Vernova, Inc. 822 891
General Dynamics Corp. 854 294
Gentex Corp. 3,393 78
Graco, Inc. 1,191 96
HEICO Corp. 402 109
HEICO Corp. Class A 218 46
Honeywell International, Inc. 813 174
Howmet Aerospace, Inc. 1,796 436
Huntington Ingalls Industries, Inc. 300 109
IDEX Corp. 349 76
Illinois Tool Works, Inc. 451 116
Ingersoll Rand, Inc. 903 72
Jacobs Solutions, Inc. 457 59
JB Hunt Transport Services, Inc. 695 175
Keysight Technologies, Inc.(Æ) 1,209 423
Kirby Corp.(Æ) 531 80
Knight-Swift Transportation Holdings, Inc. 1,301 84
L3Harris Technologies, Inc. 758 243
Lamb Weston Holdings, Inc. 1,063 46
Landstar System, Inc. 353 65
Lincoln Electric Holdings, Inc. 464 123
Littelfuse, Inc. 238 96
MarketAxess Holdings, Inc. 315 50
MasTec, Inc.(Æ) 403 159
Mettler-Toledo International, Inc.(Æ) 123 157
Middleby Corp. (The)(Æ) 649 91
MSA Safety, Inc. 248 41
MSC Industrial Direct Co., Inc. Class A 760 78
Mueller Industries, Inc. 1,238 168
Murphy USA, Inc. 85 50
Nordson Corp. 678 196
Norfolk Southern Corp. 408 129
Northrop Grumman Corp. 347 201
Old Dominion Freight Line, Inc. 829 176
Oshkosh Corp. 562 88
Otis Worldwide Corp. 989 77
PACCAR, Inc. 1,879 223
Parker-Hannifin Corp. 476 433
Paychex, Inc. 1,612 149
Pentair PLC 1,093 88
Quanta Services, Inc. 412 300
Ralliant Corp. 2,235 102
RBC Bearings, Inc.(Æ) 309 185
Regal Rexnord Corp. 593 128
Republic Services, Inc. Class A 450 94
Rockwell Automation, Inc. 660 270

See accompanying notes which are an integral part of the financial statements.
8 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rollins, Inc. 3,878 216
Ryder System, Inc. 152 39
Saia, Inc.(Æ) 294 132
Snap-on, Inc. 1,007 386
Southwest Airlines Co. 5,534 210
Stanley Black & Decker, Inc. 985 77
Teledyne Technologies, Inc.(Æ) 335 216
Textron, Inc. 1,163 112
Toast, Inc. Class A(Æ) 3,287 94
Toro Co. (The) 958 91
Trade Desk, Inc. (The) Class A(Æ) 1,669 39
TransDigm Group, Inc. 110 128
Trimble, Inc.(Æ) 2,323 156
Union Pacific Corp. 742 200
United Airlines Holdings, Inc.(Æ) 3,555 320
United Parcel Service, Inc. Class B 4,876 531
United Rentals, Inc. 199 191
Veralto Corp. 1,480 131
Verisk Analytics, Inc. Class A 722 133
Versigent PLC(Æ) 807 28
Vertiv Holdings Co. Class A 1,904 625
Vontier Corp. 1,794 64
W.W. Grainger, Inc. 217 252
Waste Management, Inc. 663 154
WESCO International, Inc. 524 183
Westinghouse Air Brake Technologies Corp. 802 216
Woodward, Inc. 388 141
XPO, Inc.(Æ) 502 111
Xylem, Inc. 1,760 208
Zebra Technologies Corp. Class A(Æ) 602 136
21,673
Technology - 40.9%
Accenture PLC Class A 2,687 480
Adobe, Inc.(Æ) 1,327 327
Advanced Micro Devices, Inc.(Æ) 3,619 1,283
Airbnb, Inc. Class A(Æ) 1,771 249
Akamai Technologies, Inc.(Æ) 2,184 225
Allegion PLC 793 109
Alphabet, Inc. Class A 28,561 10,990
Alphabet, Inc. Class C 15,413 5,887
Amdocs, Ltd. 2,526 163
Amentum Holdings, Inc.(Æ) 2,302 60
Amkor Technology, Inc. 1,057 74
Analog Devices, Inc. 826 332
Apple, Inc. 60,493 16,415
Applied Materials, Inc. 2,198 867
AppLovin Corp. Class A(Æ) 687 307
Arista Networks, Inc.(Æ) 4,442 767
Arrow Electronics, Inc.(Æ) 1,118 210
AST SpaceMobile, Inc.(Æ) 565 42
Astera Labs, Inc.(Æ) 1,075 209
Atlassian Corp. Class A(Æ) 844 58
Autodesk, Inc.(Æ) 1,800 427
Avnet, Inc. 1,741 144
Bio-Techne Corp. 1,097 61
Block, Inc. Class A(Æ) 2,982 210
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Booking Holdings, Inc. 775 130
Broadcom, Inc. 17,623 7,356
Broadridge Financial Solutions, Inc. 630 97
CACI International, Inc. Class A(Æ) 200 104
Cadence Design Systems, Inc.(Æ) 1,355 447
CDW Corp. 2,030 278
Ciena Corp.(Æ) 1,365 720
Cirrus Logic, Inc.(Æ) 933 152
Cisco Systems, Inc. 20,898 1,912
Cloudflare, Inc. Class A(Æ) 1,406 288
Cognex Corp. 664 37
Cognizant Technology Solutions Corp.
Class A 10,045 531
Coherent Corp.(Æ) 934 299
Corning, Inc. 2,648 435
Corteva, Inc. 1,161 94
Crowdstrike Holdings, Inc. Class A(Æ) 1,064 474
Datadog, Inc. Class A(Æ) 1,298 172
Dell Technologies, Inc. Class C 4,473 935
DocuSign, Inc.(Æ) 1,242 57
Dolby Laboratories, Inc. Class A 1,569 101
DoorDash, Inc. Class A(Æ) 1,494 252
Dropbox, Inc. Class A(Æ) 1,886 46
Dynatrace, Inc.(Æ) 2,320 84
Elastic NV(Æ) 654 30
Electronic Arts, Inc. 1,657 335
EPAM Systems, Inc.(Æ) 563 64
Everpure, Inc. Class A(Æ) 2,257 161
F5, Inc.(Æ) 717 232
Fair Isaac Corp.(Æ) 50 51
Fiserv, Inc.(Æ) 1,439 90
Flex, Ltd.(Æ) 2,726 250
Fortinet, Inc.(Æ) 3,341 282
Genpact, Ltd. 3,560 124
GoDaddy, Inc. Class A(Æ) 611 53
Hewlett Packard Enterprise Co. 17,020 490
HP, Inc. 9,955 208
HubSpot, Inc.(Æ) 233 52
Intel Corp.(Æ) 13,137 1,241
International Business Machines Corp. 2,546 588
Intuit, Inc. 1,183 460
Jabil, Inc. 346 117
Jack Henry & Associates, Inc. 1,082 166
KLA Corp. 422 739
Lam Research Corp. 4,152 1,071
Lattice Semiconductor Corp.(Æ) 979 120
Leidos Holdings, Inc. 975 145
Lumentum Holdings, Inc.(Æ) 452 408
Lyft, Inc. Class A(Æ) 4,300 61
MACOM Technology Solutions Holdings,
Inc.(Æ) 426 120
Manhattan Associates, Inc.(Æ) 320 44
Maplebear, Inc.(Æ) 1,894 80
Marvell Technology, Inc. 1,954 323
Match Group, Inc. 1,117 42
Meta Platforms, Inc. Class A 8,132 4,976
Micron Technology, Inc. 4,746 2,454

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microsoft Corp. 31,450 12,825
Millicom International Cellular SA 1,460 124
MKS, Inc. 514 146
MongoDB, Inc.(Æ) 545 137
Monolithic Power Systems, Inc. 408 659
Motorola Solutions, Inc. 841 369
MSCI, Inc. Class A 181 107
NetApp, Inc. 873 97
NVIDIA Corp. 96,513 19,261
Okta, Inc.(Æ) 1,494 110
ON Semiconductor Corp.(Æ) 2,243 226
Onto Innovation, Inc.(Æ) 493 145
Oracle Corp. 4,904 791
Palantir Technologies, Inc. Class A(Æ) 7,204 1,002
Palo Alto Networks, Inc.(Æ) 2,166 388
PayPal Holdings, Inc. 3,519 176
Pegasystems, Inc. 1,332 49
Pinterest, Inc. Class A(Æ) 3,778 74
PTC, Inc.(Æ) 677 92
Qorvo, Inc.(Æ) 1,480 139
QUALCOMM, Inc. 4,283 769
Reddit, Inc. Class A(Æ) 1,046 154
Roku, Inc.(Æ) 1,306 152
Roper Technologies, Inc. 717 254
Rubrik, Inc. Class A(Æ) 771 41
Salesforce, Inc. 2,805 495
Samsara, Inc. Class A(Æ) 1,548 45
Sandisk Corp.(Æ) 667 731
ServiceNow, Inc.(Æ) 3,617 319
Skyworks Solutions, Inc. 1,841 129
Snowflake, Inc. Class A(Æ) 857 117
Spotify Technology SA(Æ) 621 277
SS&C Technologies Holdings, Inc. 2,525 175
Strategy, Inc. Class A(Æ) 586 97
Super Micro Computer, Inc.(Æ) 6,216 170
Synopsys, Inc.(Æ) 422 204
Take-Two Interactive Software, Inc.(Æ) 817 175
TD SYNNEX Corp. 1,613 368
Teradyne, Inc. 1,267 435
Texas Instruments, Inc. 1,214 341
Twilio, Inc. Class A(Æ) 1,230 182
Tyler Technologies, Inc.(Æ) 299 102
Uber Technologies, Inc.(Æ) 6,951 519
UiPath, Inc. Class A(Æ) 4,238 44
VeriSign, Inc. 616 165
Western Digital Corp. 1,866 811
Workday, Inc. Class A(Æ) 1,285 157
Zoom Communications, Inc. Class A(Æ) 4,977 484
Zscaler, Inc.(Æ) 971 127
115,430
Utilities - 3.6%
AES Corp. (The) 4,471 65
Alliant Energy Corp. 989 73
American Electric Power Co., Inc. 954 131
American Water Works Co., Inc. 530 68
APA Corp. 2,585 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AT&T, Inc. 46,520 1,216
Atmos Energy Corp. 1,075 204
CenterPoint Energy, Inc. 3,599 157
Cheniere Energy, Inc. 600 165
Chord Energy Corp. 638 93
CMS Energy Corp. 1,012 78
ConocoPhillips 8,103 1,019
Consolidated Edison, Inc. 3,876 432
Constellation Energy Corp. 455 142
Dominion Energy, Inc. 2,862 185
DT Midstream, Inc. 533 79
DTE Energy Co. 604 92
Duke Energy Corp. 1,820 236
Edison International 3,634 252
Entergy Corp. 1,598 188
Essential Utilities, Inc. 1,123 43
Eversource Energy 3,299 233
Exelon Corp. 10,727 493
Expand Energy Corp. 2,612 267
FirstEnergy Corp. 2,726 129
National Fuel Gas Co. 1,113 94
NextEra Energy, Inc. 2,772 271
NRG Energy, Inc. 991 154
Ovintiv, Inc. 2,062 127
Permian Resources Corp. Class A 5,311 115
PG&E Corp. 18,835 313
Pinnacle West Capital Corp. 797 83
Public Service Enterprise Group, Inc. 314 26
Sempra 2,448 233
Southern Co. (The) 1,504 145
T-Mobile US, Inc. 3,417 668
UGI Corp. 2,112 76
Verizon Communications, Inc. 30,180 1,450
Vistra Corp. 262 41
WEC Energy Group, Inc. 712 84
Xcel Energy, Inc. 1,290 107
10,132
Total Common Stocks
(cost $106,027) 276,253
Warrants and Rights - 0.0%
ABIOMED, Inc.(Æ)(Š)
Rights 505 —
TPG, Inc.(Æ)(Š)
  Rights 1,607 —
Walgreens Boots Alliance, Inc.(Æ)(Š)
  Rights 7,568 4
Total Warrants and Rights
(cost $5) 4
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 6,196,877
(∞)
6,196
Total Short-Term Investments
(cost $6,196) 6,196
Total Investments - 100.0%

See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(identified cost $112,228) 282,453
Other Assets and Liabilities,
Net - (0.0)%
(36)
Net Assets - 100.0%
282,417

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 14 USD 5,071 06/26 220
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 220
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 34,174 $ — $ —
$ —
$ 34,174
Consumer Staples 7,492 — —
—
7,492
Energy 11,358 — —
—
11,358
Financial Services 41,196 — —
—
41,196
Health Care 25,743 — —
—
25,743
Materials and Processing 9,055 — —
—
9,055
Producer Durables 21,673 — —
—
21,673
Technology 115,430 — —
—
115,430
Utilities 10,132 — —
—
10,132
Warrants and Rights — — 4 — 4
Short-Term Investments — — — 6,196 6,196
Total Investments
276,253 — 4 6,196 282,453
Other Financial Instruments
Assets
Futures Contracts 220 — — — 220
Total Other Financial Instruments
*
$ 220 $ — $ — $ — $ 220
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 220
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 11
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (5)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 112,228
Investments, at fair value( >) ........................................................................................................................................................
282,453
Receivables:
Dividends and interest ...................................................................................................................................................... 122
Dividends from affiliated funds ....................................................................................................................................... 20
Fund shares sold ............................................................................................................................................................... 17
From broker(a) ................................................................................................................................................................. 172
Variation margin on futures contracts .............................................................................................................................. 220
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
283,005
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 430
Accrued fees to affiliates .................................................................................................................................................. 96
Other accrued expenses .................................................................................................................................................... 62
Total liabilities ...........................................................................................................................................................
588
Net Assets ...............................................................................................................................................................
$ 282,417

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 185,070
Shares of beneficial interest .........................................................................................................................................................
203
Additional paid-in capital ............................................................................................................................................................
97,144
Net Assets ...............................................................................................................................................................
$ 282,417
( >)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 6,196
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 172
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 13.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.56
Class A — Net assets ........................................................................................................................................................... $ 10,470,878
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 762,955
Net asset value per share: Class C (#) .......................................................................................................................................... $ 13.98
Class C — Net assets ........................................................................................................................................................... $ 4,987,145
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 356,827
Net asset value per share: Class M (#) ......................................................................................................................................... $ 13.92
Class M — Net assets .......................................................................................................................................................... $ 2,242,763
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 161,091
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 13.91
Class R6 — Net assets ......................................................................................................................................................... $ 575,429
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 41,356
Net asset value per share: Class S (#) .......................................................................................................................................... $ 13.89
Class S — Net assets ............................................................................................................................................................ $ 27,195,730
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,957,632
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 13.90
Class Y — Net assets ........................................................................................................................................................... $ 236,944,792
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 17,050,977
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,706
Dividend distributions from affiliated funds .................................................................................................................... 162
Interest .............................................................................................................................................................................. 9
Total investment income .............................................................................................................................................................
1,877
Expenses
Advisory fees ................................................................................................................................................................... 411
Administrative fees .......................................................................................................................................................... 65
Custodian fees .................................................................................................................................................................. 33
Distribution fees - Class A ............................................................................................................................................... 13
Distribution fees - Class C ............................................................................................................................................... 17
Transfer agent fees - Class A ........................................................................................................................................... 10
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 27
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 38
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ............................................................................................................................... 6
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 733
Expense reductions .......................................................................................................................................................... (1)
Net expenses ................................................................................................................................................................................
732
Net investment income (loss) .......................................................................................................................................................
1,145
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 17,197
Futures contracts .............................................................................................................................................................. 11
Net realized gain (loss) ................................................................................................................................................................
17,208
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (434)
Futures contracts .............................................................................................................................................................. (5)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (439)
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,769
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 17,914

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,145 $ 4,08 3
Net realized gain (loss) ................................................................................................................ 17,208 117,69 1
Net change in unrealized appreciation (depreciation) ................................................................. (439) (56,41 9 )
Net increase (decrease) in net assets from operations ....................................................................... 17,914 65,35 5
Distributions
To shareholders
Class A ..................................................................................................................................... (2,601) (2,35 4 )
Class C ..................................................................................................................................... (1,164) (1,01 8 )
Class M .................................................................................................................................... (455) (36 5 )
Class R6 ................................................................................................................................... (136) (112)
Class S ...................................................................................................................................... (7,371) (13,709)
Class Y ..................................................................................................................................... (60,870) (83,185)
Net decrease in net assets from distributions ..................................................................................... (72,597) (100,74 3 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 47,721 (96,362)
Total Net Increase (Decrease) in Net Assets ...................................................................
(6,962) (131,750)
Net Assets
Beginning of period ........................................................................................................................... 289,379 421,129
End of period ......................................................................................................................................
$ 282,417 $ 289,379

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 17
** Less than 500 shares.
*** Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 36 $ 490 115 $ 1,828
Proceeds from reinvestment of distributions 204 2,601 155 2,354
Payments for shares redeemed (81) (1,156) (149) (2,353)
Net increase (decrease)
159 1,935 121 1,829
Class C
Proceeds from shares sold 64 910 86 1,361
Proceeds from reinvestment of distributions 89 1,157 66 1,011
Payments for shares redeemed (59) (842) (11 1 ) (1,769)
Net increase (decrease)
94 1,225 4 1 603
Class M
Proceeds from shares sold 65 948 13 19 2
Proceeds from reinvestment of distributions 35 455 24 36 5
Payments for shares redeemed (21) (280) (33) (530)
Net increase (decrease)
79 1,123 4 27
Class R6
Proceeds from shares sold — ** 5 1 13
Proceeds from reinvestment of distributions 11 136 7 112
Payments for shares redeemed ( — )** ( — )*** ( — )** (4)
Net increase (decrease)
11 141 8 121
Class S
Proceeds from shares sold 126 1,998 228 3,666
Proceeds from reinvestment of distributions 570 7,371 895 13,709
Payments for shares redeemed (405) (5,703) (2,418) (37,448)
Net increase (decrease)
291 3,666 (1,295) (20,073)
Class Y
Proceeds from shares sold 35 471 1,051 15,044
Proceeds from reinvestment of distributions 4,706 60,801 5,427 83,110
Payments for shares redeemed (1,558) (21,641) (10,550) (177,023)
Net increase (decrease)
3,183 39,631 (4,072) (78,869)
Total increase (decrease)
3,817 $ 47,721 (5,19 3 ) $ (96,362)

See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.37 19.26 14.78 14.41 17.74 12.83
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.03 . 11 .11 .14 .13 .11
$ Net Realized and Unrealized Gain (Loss) .76 2.8 0 5.02 .97 (2.35) 5.21
$ Total from Investment Operations .79 2.91 5.13 1.11 (2.22) 5.32
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.05) (.21) (.08) (.13) (.15) (.13)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.44) (4.80) (.65) (.74) (1.11) (.41)
$ Net Asset Value, End of Period 13.72 17.37 19.26 14.78 14.41 17.74
% Total Return
(±)(ǿ)
6.42 18.90 35.50 8.12 (13.28) 42.16
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 10,471 10,487 9,297 7,896 8,515 10,672
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.93 .8 9 .88 .87 .86 .86
% Expenses, Net
(Ƃ)(ɯ)
.93 .8 9 .86 .80 .80 .81
% Net Investment Income
(Ƃ)(ɯ)
.44 . 68 .64 .92 .84 .68
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.62 19.49 15.00 14.62 17.95 12.99
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.02) (.0 1 ) (.02) .02 .01 (.01)
$ Net Realized and Unrealized Gain (Loss) .78 2.8 4 5.08 1.00 (2.38) 5.27
$ Total from Investment Operations .76 2.83 5.06 1.02 (2.37) 5.26
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.01) (.1 1 ) — (.03) — (.02)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.40) (4. 70 ) (.57) (.64) (.96) (.30)
$ Net Asset Value, End of Period 13.98 17.6 2 19.49 15.00 14.62 17.95
% Total Return
(ǿ)
6.12 17.99 34.44 7.34 (13.94) 41.06
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,987 4,640 4,323 3,407 2,609 2,922
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.68 1.6 4 1.63 1.62 1.62 1.61
% Expenses, Net
(Ƃ)(ɯ)
1.68 1.6 4 1.61 1.55 1.55 1.56
% Net Investment Income
(Ƃ)(ɯ)
(.32) (. 07 ) (.11) .15 .09 (.08)
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 19
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.55 19.42 14.91 14.52 17.86 12.91
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .1 8 .20 .20 .20 .17
$ Net Realized and Unrealized Gain (Loss) .77 2.8 3 5.04 1.00 (2.38) 5.24
$ Total from Investment Operations .83 3.0 1 5.24 1.20 (2.18) 5.41
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.2 9 ) (.16) (.20) (.20) (.18)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.46) (4.8 8 ) (.73) (.81) (1.16) (.46)
$ Net Asset Value, End of Period 13.92 17.55 19.42 14.91 14.52 17.86
% Total Return
(ǿ)
6.68 19.37 35.94 8.64 (12.96) 42.64
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,243 1,446 1,518 13,360 11,640 22,361
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.68 .6 4 .63 .62 .62 .61
% Expenses, Net
(Ƃ)(ɯ)
.53 .4 9 .44 .40 .40 .41
% Net Investment Income
(Ƃ)(ɯ)
.83 1 . 08 1.17 1.31 1.25 1.07
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.54 19.42 14.91 14.52 17.86 12.90
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .1 8 .19 .20 .20 .18
$ Net Realized and Unrealized Gain (Loss) .78 2.8 2 5.05 1.00 (2.37) 5.25
$ Total from Investment Operations .84 3.0 0 5.24 1.20 (2.17) 5.43
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (.29) (.16) (.20) (.21) (.19)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.47) (4.88) (.73) (.81) (1.17) (.47)
$ Net Asset Value, End of Period 13.91 17.5 4 19.42 14.91 14.52 17.86
% Total Return
(ǿ)
6.69 19.34 36.00 8.67 (12.94) 42.78
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 575 535 440 320 394 442
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.53 .4 9 .48 .47 .47 .46
% Expenses, Net
(Ƃ)(ɯ)
.51 .4 7 .44 .38 .38 .39
% Net Investment Income
(Ƃ)(ɯ)
.86 1 . 11 1.05 1.36 1.26 1.09
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37

See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.52 19.40 14.89 14.51 17.84 12.89
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .1 5 .16 .18 .17 .15
$ Net Realized and Unrealized Gain (Loss) .77 2.8 2 5.05 .98 (2.36) 5.24
$ Total from Investment Operations .82 2.97 5.21 1.16 (2.19) 5.39
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.06) (.26) (.13) (.17) (.18) (.16)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.45) (4.85) (.70) (.78) (1.14) (.44)
$ Net Asset Value, End of Period 13.89 17.52 19.40 14.89 14.51 17.84
% Total Return
(ǿ)
6.61 19.13 35.81 8.41 (13.05) 42.49
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 27,196 29,200 57,442 69,450 71,665 126,658
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.68 .6 4 .63 .62 .61 .61
% Expenses, Net
(Ƃ)(ɯ)
.68 .6 4 .61 .55 .55 .56
% Net Investment Income
(Ƃ)(ɯ)
.70 . 92 .91 1.17 1.08 .93
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 17.53 19.40 14.90 14.51 17.85 12.90
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .1 9 .20 .21 .20 .18
$ Net Realized and Unrealized Gain (Loss) .78 2.8 3 5.04 .99 (2.37) 5.24
$ Total from Investment Operations .84 3.0 2 5.24 1.20 (2.17) 5.42
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (. 30 ) (.17) (.20) (.21) (.19)
$ Distributions from Net Realized Gain (4.39) (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.47) (4.8 9 ) (.74) (.81) (1.17) (.47)
$ Net Asset Value, End of Period 13.90 17.53 19.40 14.90 14.51 17.85
% Total Return
(ǿ)
6.74 19.46 35.98 8.70 (12.93) 42.74
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 236,945 243,071 348,109 433,021 463,734 634,212
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.48 .4 4 .43 .42 .42 .41
% Expenses, Net
(Ƃ)(ɯ)
.48 .4 4 .41 .35 .35 .36
% Net Investment Income
(Ƃ)(ɯ)
.89 1. 14 1.11 1.37 1.28 1.11
% Portfolio Turnover Rate
(ǿ)
11 25 19 16 22 37

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 21
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 67,623
Administrative fees 10,585
Distribution fees 5,063
Shareholder servicing fees 1,002
Transfer agent fees 7,720
Trustees' fees 3,644
$ 95,637
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 14,187 $ 22,974 $ 30,965 $ — $ — $ 6,196 $ 162 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 114,611,597 $ 171,626,307 $ (3,565,005) $ 168,061,302

See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 9.4%
Abercrombie & Fitch Co. Class A(Æ) 6,232 532
Amazon.com, Inc.(Æ) 4,536 1,202
API Group Corp.(Æ) 3,449 158
Best Buy Co., Inc. 2,584 156
Carnival Corp. 4,297 114
Comcast Corp. Class A 73,471 1,987
Curtiss-Wright Corp. 320 230
Diageo PLC - ADR 8,319 671
Dillard's, Inc. Class A 158 90
Dollar General Corp. 7,594 880
eBay, Inc. 3,978 412
Ferguson Enterprises, Inc. 622 167
Five Below, Inc.(Æ) 468 110
Ford Motor Co. 30,560 369
Gap, Inc. (The) 5,407 133
Garmin, Ltd. 1,422 357
General Motors Co. 9,827 756
Hubbell, Inc. Class B 453 230
Macy's, Inc. 6,565 128
McDonald's Corp. 738 217
NIKE, Inc. Class B 5,796 257
nVent Electric PLC 1,386 198
Ralph Lauren Corp. Class A 492 176
RB Global, Inc. 1,386 145
Ross Stores, Inc. 1,758 400
RTX Corp. 1,205 212
Target Corp. 1,941 252
TJX Cos., Inc. (The) 2,907 456
Versant Media Group, Inc. 9,488 381
VF Corp. 8,298 157
Walmart, Inc. 7,931 1,046
Walt Disney Co. (The) 3,851 400
Warner Music Group Corp. Class A 20,661 584
Whirlpool Corp. 5,467 307
Williams-Sonoma, Inc. 943 171
14,041
Consumer Staples - 7.3%
Altria Group, Inc. 4,294 312
Archer-Daniels-Midland Co. 6,114 456
Casey's General Stores, Inc. 128 105
Clorox Co. (The) 4,826 465
Coca-Cola Co. (The) 4,569 360
Coca-Cola Europacific Partners PLC 8,188 774
Conagra Brands, Inc. 20,386 293
Estee Lauder Cos., Inc. (The) Class A 7,169 550
Flowers Foods, Inc. 9,431 85
Hershey Co. (The) 920 171
Kimberly-Clark Corp. 8,953 881
Kroger Co. (The) 21,298 1,450
PepsiCo, Inc. 1,481 235
Philip Morris International, Inc. 8,151 1,346
Pilgrim's Pride Corp. 2,582 85
Procter & Gamble Co. (The) 10,342 1,521
Tyson Foods, Inc. Class A 10,594 679
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unilever PLC - ADR 17,845 1,053
10,821
Energy - 7.8%
BP PLC - ADR 14,016 664
Canadian Natural Resources, Ltd. 15,604 744
Chevron Corp. 10,542 2,038
Coterra Energy, Inc. 3,126 112
Devon Energy Corp. 6,146 316
Eaton Corp. PLC 596 258
Enbridge, Inc. 18,267 1,012
EOG Resources, Inc. 1,528 215
EQT Corp. 2,930 176
Exxon Mobil Corp. 10,615 1,638
Magna International, Inc. Class A 7,295 464
Phillips 66 6,242 1,118
Plains GP Holdings, LP Class A 62,780 1,535
Shell PLC - ADR 7,929 719
SLB, Ltd. 6,854 390
TechnipFMC PLC 1,094 83
Valero Energy Corp. 707 179
11,661
Financial Services - 23.7%
AerCap Holdings NV 4,700 668
Aflac, Inc. 1,097 125
AGNC Investment Corp.(ö) 17,637 194
Alexandria Real Estate Equities, Inc.(ö) 3,202 130
Allstate Corp. (The) 2,582 561
American Financial Group, Inc. 928 124
Annaly Capital Management, Inc.(ö) 32,291 739
Bank of America Corp. 31,368 1,677
Bank of Nova Scotia (The) 11,357 884
Berkshire Hathaway, Inc. Class B(Æ) 5,712 2,705
Blackrock, Inc. 278 296
Capital One Financial Corp. 3,517 673
Cboe Global Markets, Inc. 961 288
Charles Schwab Corp. (The) 12,238 1,121
Chubb, Ltd. 4,151 1,357
Cincinnati Financial Corp. 1,429 234
Citigroup, Inc. 13,798 1,766
Citizens Financial Group, Inc. 3,310 215
CME Group, Inc. Class A 1,372 395
CNA Financial Corp. 1,945 94
Crown Castle, Inc.(ö) 1,515 135
Everest Group, Ltd. 1,979 706
Fifth Third Bancorp 6,520 331
First American Financial Corp. 11,607 814
First Horizon Corp. 6,944 173
Franklin Resources, Inc. 5,342 160
Gaming and Leisure Properties, Inc.(ö) 3,696 179
Global Payments, Inc. 18,411 1,325
Goldman Sachs Group, Inc. (The) 339 313
Hartford Insurance Group, Inc. (The) 1,489 204
Healthcare Realty Trust, Inc.(ö) 7,619 142
Healthpeak Properties, Inc.(ö) 48,661 787
Highwoods Properties, Inc.(ö) 3,968 96

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 23
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 37,201 786
Howard Hughes Holdings, Inc.(Æ) 4,008 250
Huntington Bancshares, Inc. 13,165 221
Janus Henderson Group PLC 2,460 127
JPMorgan Chase & Co. 9,024 2,827
KeyCorp 8,221 182
M&T Bank Corp. 3,928 859
Mid-America Apartment Communities, Inc.
(ö) 6,775 875
Morgan Stanley 1,417 270
NNN REIT, Inc.(ö) 2,798 123
Northern Trust Corp. 6,069 1,010
Old Republic International Corp. 3,911 156
Omega Healthcare Investors, Inc.(ö) 2,566 121
PNC Financial Services Group, Inc. (The) 720 161
Principal Financial Group, Inc. 1,445 146
Progressive Corp. (The) 1,765 355
Prologis, Inc.(ö) 7,812 1,109
Public Storage(ö) 4,515 1,366
Rayonier, Inc.(ö) 6,603 140
Realty Income Corp.(ö) 3,378 217
Regions Financial Corp. 5,140 147
Rithm Capital Corp.(ö) 13,734 134
Simon Property Group, Inc.(ö) 884 180
Starwood Property Trust, Inc.(ö) 7,784 143
Sun Communities, Inc.(ö) 972 124
T Rowe Price Group, Inc. 1,980 204
TFS Financial Corp. 6,210 93
Travelers Cos., Inc. (The) 754 230
Truist Financial Corp. 6,524 336
US Bancorp 4,381 248
Wells Fargo & Co. 18,478 1,519
Welltower, Inc.(ö) 1,075 234
Western Union Co. (The) 6,862 62
Willis Towers Watson PLC 2,332 597
WP Carey, Inc.(ö) 2,094 153
35,316
Health Care - 12.4%
Abbott Laboratories 1,438 131
Amgen, Inc. 967 335
BioMarin Pharmaceutical, Inc.(Æ) 7,335 395
Bristol-Myers Squibb Co. 5,603 339
CVS Health Corp. 19,839 1,652
GE HealthCare Technologies, Inc. 12,123 738
Genmab A/S - ADR(Æ) 12,547 333
Gilead Sciences, Inc. 3,912 512
GSK PLC - ADR 10,354 542
Humana, Inc. 6,462 1,528
Icon PLC(Æ) 5,876 695
Johnson & Johnson 7,216 1,659
Medtronic PLC 20,519 1,661
Merck & Co., Inc. 19,623 2,142
Pfizer, Inc. 29,993 801
QIAGEN NV 3,542 122
ResMed, Inc. 893 191
Royalty Pharma PLC Class A 10,285 515
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sanofi SA - ADR 36,149 1,684
STERIS PLC 383 83
Stryker Corp. 516 163
UnitedHealth Group, Inc. 3,279 1,215
Viatris, Inc. 33,830 505
Zoetis, Inc. Class A 4,773 549
18,490
Materials and Processing - 5.4%
Air Products and Chemicals, Inc. 4,588 1,377
Amcor PLC 4,007 152
Amrize, Ltd. 7,479 402
Anglogold Ashanti PLC 4,638 435
Carpenter Technology Corp. 345 148
Celanese Corp. Class A 8,368 567
DuPont de Nemours, Inc. 24,739 1,130
Ecolab, Inc. 714 186
FMC Corp. 7,060 109
International Flavors & Fragrances, Inc. 8,717 612
International Paper Co. 4,942 150
ITT, Inc. 965 207
Johnson Controls International PLC 5,556 811
LyondellBasell Industries NV Class A 2,409 180
Newmont Corp. 5,638 626
O-I Glass, Inc.(Æ) 16,703 152
Royal Gold, Inc. 665 155
Smurfit WestRock PLC 11,638 447
Southern Copper Corp. 671 115
Watsco, Inc. 323 141
8,102
Producer Durables - 8.2%
3M Co. 1,568 230
BWX Technologies, Inc. 427 92
Caterpillar, Inc. 695 619
CH Robinson Worldwide, Inc. 1,374 250
CNH Industrial NV 40,102 429
Cummins, Inc. 657 441
Delta Air Lines, Inc. 13,540 921
EMCOR Group, Inc. 270 241
Emerson Electric Co. 1,543 217
Equifax, Inc. 639 111
Expeditors International of Washington, Inc. 972 144
FedEx Corp. 906 365
Fortive Corp. 13,500 807
General Dynamics Corp. 3,764 1,296
JB Hunt Transport Services, Inc. 607 153
Keysight Technologies, Inc.(Æ) 850 297
L3Harris Technologies, Inc. 1,821 584
Lincoln Electric Holdings, Inc. 545 144
Middleby Corp. (The)(Æ) 2,689 377
MSC Industrial Direct Co., Inc. Class A 1,333 136
Mueller Industries, Inc. 943 128
Parker-Hannifin Corp. 426 387
Paychex, Inc. 1,928 179
Quanta Services, Inc. 286 208
Regal Rexnord Corp. 2,030 436

See accompanying notes which are an integral part of the financial statements.
24 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Robert Half, Inc. 3,904 104
Rockwell Automation, Inc. 1,041 426
Ryder System, Inc. 574 146
Snap-on, Inc. 433 166
Southwest Airlines Co. 5,356 203
Stanley Black & Decker, Inc. 2,511 196
TransDigm Group, Inc. 234 271
United Airlines Holdings, Inc.(Æ) 1,572 141
United Parcel Service, Inc. Class B 3,663 399
United Rentals, Inc. 229 220
Vontier Corp. 12,003 431
Woodward, Inc. 482 175
Xylem, Inc. 1,263 149
12,219
Technology - 14.1%
Accenture PLC Class A 3,740 668
Adobe, Inc.(Æ) 2,805 690
Advanced Micro Devices, Inc.(Æ) 1,171 415
Alphabet, Inc. Class A 10,698 4,117
Alphabet, Inc. Class C 2,696 1,030
Analog Devices, Inc. 1,455 585
Applied Materials, Inc. 1,588 626
Ciena Corp.(Æ) 979 516
Cisco Systems, Inc. 10,762 985
Cognex Corp. 1,461 81
Corning, Inc. 1,611 265
Electronic Arts, Inc. 1,071 217
Fidelity National Information Services, Inc. 13,028 606
GoDaddy, Inc. Class A(Æ) 5,371 466
Hewlett Packard Enterprise Co. 32,956 948
Intel Corp.(Æ) 5,172 489
International Business Machines Corp. 2,073 479
Lumentum Holdings, Inc.(Æ) 231 208
Meta Platforms, Inc. Class A 246 151
Microchip Technology, Inc. 14,093 1,309
Micron Technology, Inc. 2,752 1,423
Millicom International Cellular SA 1,787 152
MongoDB, Inc.(Æ) 488 122
NetApp, Inc. 929 103
ON Semiconductor Corp.(Æ) 5,729 578
Oracle Corp. 2,720 439
QUALCOMM, Inc. 1,003 180
Salesforce, Inc. 7,419 1,310
Sandisk Corp.(Æ) 268 294
Skyworks Solutions, Inc. 1,440 101
Teradyne, Inc. 1,388 477
Texas Instruments, Inc. 1,664 468
Western Digital Corp. 1,147 498
20,996
Utilities - 8.3%
AES Corp. (The) 10,313 149
American Water Works Co., Inc. 6,078 781
AT&T, Inc. 61,188 1,599
ConocoPhillips 6,612 832
Dominion Energy, Inc. 5,348 345
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Edison International 12,770 887
Entergy Corp. 10,779 1,271
Eversource Energy 11,120 786
Expand Energy Corp. 1,572 161
FirstEnergy Corp. 6,458 307
NextEra Energy, Inc. 2,327 228
NRG Energy, Inc. 2,285 355
Permian Resources Corp. Class A 6,859 148
Pinnacle West Capital Corp. 14,059 1,458
Sempra 6,627 630
Verizon Communications, Inc. 7,330 352
Xcel Energy, Inc. 25,265 2,096
12,385
Total Common Stocks
(cost $98,372) 144,031
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Æ)(Š)
  Rights 30,792 16
Total Warrants and Rights
(cost $16) 16
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 4,968,014
(∞)
4,967
Total Short-Term Investments
(cost $4,967) 4,967
Total Investments - 99.9%
(identified cost $103,355) 149,014
Other Assets and Liabilities,
Net - 0.1%
190
Net Assets - 100.0%
149,204

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 25
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 14 USD 5,071 06/26 434
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 434
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 14,041 $ — $ —
$ —
$ 14,041
Consumer Staples 10,821 — —
—
10,821
Energy 11,661 — —
—
11,661
Financial Services 35,316 — —
—
35,316
Health Care 18,490 — —
—
18,490
Materials and Processing 8,102 — —
—
8,102
Producer Durables 12,219 — —
—
12,219
Technology 20,996 — —
—
20,996
Utilities 12,385 — —
—
12,385
Warrants and Rights — — 16 — 16
Short-Term Investments — — — 4,967 4,967
Total Investments
144,031 — 16 4,967 149,014
Other Financial Instruments
Assets
Futures Contracts 434 — — — 434
Total Other Financial Instruments
*
$ 434 $ — $ — $ — $ 434
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
26 Equity Income Fund
Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 434
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 8
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 268
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 27
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 103,355
Investments, at fair value(>) ........................................................................................................................................................
149,014
Receivables:
Dividends and interest ...................................................................................................................................................... 123
Dividends from affiliated funds ....................................................................................................................................... 17
Investments sold ............................................................................................................................................................... 334
Fund shares sold ............................................................................................................................................................... 35
Variation margin on futures contracts .............................................................................................................................. 434
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
149,958
Liabilities
Payables:
Due to broker(a) ............................................................................................................................................................... 43
Investments purchased ..................................................................................................................................................... 334
Fund shares redeemed ...................................................................................................................................................... 228
Accrued fees to affiliates .................................................................................................................................................. 93
Other accrued expenses .................................................................................................................................................... 56
Total liabilities ...........................................................................................................................................................
754
Net Assets ...............................................................................................................................................................
$ 149,204
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 58,092
Shares of beneficial interest .........................................................................................................................................................
61
Additional paid-in capital ............................................................................................................................................................
91,051
Net Assets ...............................................................................................................................................................
$ 149,204
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 4,967
(a)     Due to Broker for Futures ................................................................................................................................................... $ 43
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 24.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.48
Class A — Net assets ........................................................................................................................................................... $ 14,773,141
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 591,858
Net asset value per share: Class C (#) .......................................................................................................................................... $ 23.06
Class C — Net assets ........................................................................................................................................................... $ 14,940,890
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 647,827
Net asset value per share: Class S (#) .......................................................................................................................................... $ 24.70
Class S — Net assets ............................................................................................................................................................ $ 104,374,955
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,225,355
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 24.60
Class Y — Net assets ........................................................................................................................................................... $ 15,114,945
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 614,309
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,836
Dividend distributions from affiliated funds .................................................................................................................... 106
Interest .............................................................................................................................................................................. 7
Total investment income .............................................................................................................................................................
1,949
Expenses
Advisory fees ................................................................................................................................................................... 404
Administrative fees .......................................................................................................................................................... 35
Custodian fees .................................................................................................................................................................. 26
Distribution fees - Class A ............................................................................................................................................... 19
Distribution fees - Class C ............................................................................................................................................... 55
Transfer agent fees - Class A ........................................................................................................................................... 16
Transfer agent fees - Class C ........................................................................................................................................... 15
Transfer agent fees - Class S ............................................................................................................................................ 102
Professional fees .............................................................................................................................................................. 36
Registration fees ............................................................................................................................................................... 35
Shareholder servicing fees - Class C ............................................................................................................................... 18
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 20
Expenses before reductions .............................................................................................................................................. 793
Expense reductions .......................................................................................................................................................... (95)
Net expenses ................................................................................................................................................................................
698
Net investment income (loss) .......................................................................................................................................................
1,251
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,169
Futures contracts .............................................................................................................................................................. 8
Foreign currency-related transactions .............................................................................................................................. 1
Net realized gain (loss) ................................................................................................................................................................
14,178
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 1,514
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 268
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,781
Net realized and unrealized gain (loss) ........................................................................................................................................ 15,959
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 17,210

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 29
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,251 $ 3,041
Net realized gain (loss) ................................................................................................................ 14,178 17,989
Net change in unrealized appreciation (depreciation) ................................................................. 1,781 (7,679)
Net increase (decrease) in net assets from operations ....................................................................... 17,210 13,351
Distributions
To shareholders
Class A ..................................................................................................................................... (1,878) (2,300)
Class C ..................................................................................................................................... (1,819) (2,305)
Class S ...................................................................................................................................... (12,563) (18,285)
Class Y ..................................................................................................................................... (1,794) (1,842)
Net decrease in net assets from distributions ..................................................................................... (18,054) (24,732)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (11,216) (15,378)
Total Net Increase (Decrease) in Net Assets ...................................................................
(12,060) (26,759)
Net Assets
Beginning of period ........................................................................................................................... 161,264 188,023
End of period ......................................................................................................................................
$ 149,204 $ 161,264

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 14 $ 357 74 $ 1,893
Proceeds from reinvestment of distributions 82 1,873 99 2,292
Payments for shares redeemed (161) (3,939) (145) (3,531)
Net increase (decrease)
(65) (1,709) 28 654
Class C
Proceeds from shares sold 12 265 21 505
Proceeds from reinvestment of distributions 86 1,815 107 2,301
Payments for shares redeemed (110) (2,508) (161) (3,633)
Net increase (decrease)
(12) (428) (33) (827)
Class S
Proceeds from shares sold 99 2,359 259 6,239
Proceeds from reinvestment of distributions 544 12,346 781 17,929
Payments for shares redeemed (1,013) (24,721) (1,708) (40,827)
Net increase (decrease)
(370) (10,016) (668) (16,659)
Class Y
Proceeds from shares sold — — 11 240
Proceeds from reinvestment of distributions 79 1,793 80 1,842
Payments for shares redeemed (35) (856) (26) (628)
Net increase (decrease)
44 937 65 1,454
Total increase (decrease)
(403) $ (11,216) (608) $ (15,378)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 31
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 25.24 26.85 23.79 27.74 33.38 23.86
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 .40 .41 .38 .30 .22
$ Net Realized and Unrealized Gain (Loss) 2.63 1.49 5.69 .28 (2.62) 10.11
$ Total from Investment Operations 2.82 1.89 6.10 .66 (2.32) 10.33
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.26) (.51) (.32) (.36) (.28) (.24)
$ Distributions from Net Realized Gain (2.84) (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.10) (3.50) (3.04) (4.61) (3.32) (.81)
$ Net Asset Value, End of Period 24.96 25.24 26.85 23.79 27.74 33.38
% Total Return
(±)(ǿ)
12.29 8.39 27.35 2.47 (7.76) 44.01
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 14,773 16,574 16,872 15,970 19,714 23,189
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.22 1.19 1.20 1.19 1.17 1.16
% Expenses, Net
(Ƃ)(ɯ)
1.12 1.12 1.13 1.14 1.12 1.11
% Net Investment Income
(Ƃ)(ɯ)
1.54 1.63 1.63 1.50 .99 .71
% Portfolio Turnover Rate
(ǿ)
30 25 35 31 39 19
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 23.55 25.29 22.57 26.55 32.11 23.00
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.09 .20 .21 .18 .07 (.01)
$ Net Realized and Unrealized Gain (Loss) 2.44 1.39 5.37 .27 (2.51) 9.75
$ Total from Investment Operations 2.53 1.59 5.58 .45 (2.44) 9.74
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.18) (.34) (.14) (.18) (.08) (.06)
$ Distributions from Net Realized Gain (2.84) (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.02) (3.33) (2.86) (4 .43) (3.12) (.63)
$ Net Asset Value, End of Period 23.06 23.55 25.29 22.57 26.55 32.11
% Total Return
(ǿ)
11.85 7.59 26.41 1.70 (8.49) 42.96
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 14,941 15,549 17,533 16,485 19,593 23,097
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.97 1.94 1.95 1.94 1.92 1.91
% Expenses, Net
(Ƃ)(ɯ)
1.87 1.87 1 .88 1.89 1.87 1.86
% Net Investment Income
(Ƃ)(ɯ)
.78 .89 .88 .74 .24 (.04)
% Portfolio Turnover Rate
(ǿ)
30 25 35 31 39 19

See accompanying notes which are an integral part of the financial statements.
32 Equity Income Fund
Russell Investment Company
Equity Income Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 25.01 26.64 23.62 27.59 33.23 23.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .47 .48 .45 .38 .30
$ Net Realized and Unrealized Gain (Loss) 2.61 1.47 5.65 .26 (2.61) 10.08
$ Total from Investment Operations 2.83 1.94 6.13 .71 (2.23) 10.38
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.30) (.58) (.39) (.43) (.37) (.33)
$ Distributions from Net Realized Gain (2.84) (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.14) (3.57) (3.11) (4.68) (3.41) (.90)
$ Net Asset Value, End of Period 24.70 25.01 26.64 23.62 27.59 33.23
% Total Return
(ǿ)
12.46 8.70 27.75 2.72 (7.51) 44.45
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 104,375 114,928 140,204 129,070 171,669 187,082
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.97 .94 .95 .94 .92 .91
% Expenses, Net
(Ƃ)(ɯ)
.83 .83 .84 .85 .83 .82
% Net Investment Income
(Ƃ)(ɯ)
1.82 1.93 1.92 1.79 1.28 1.00
% Portfolio Turnover Rate
(ǿ)
30 25 35 31 39 19
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 24.93 26.56 23.56 27.53 33.17 23.71
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.23 .50 .52 .49 .42 .35
$ Net Realized and Unrealized Gain (Loss) 2.60 1.48 5.63 .26 (2.60) 10.06
$ Total from Investment Operations 2.83 1.98 6.15 .75 (2.18) 10.41
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.32) (.62) (.43) (.47) (.42) (.38)
$ Distributions from Net Realized Gain (2.84) (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.16) (3.61) (3.15) (4 .72) (3.46) (.95)
$ Net Asset Value, End of Period 24.60 24.93 26.56 23.56 27.53 33.17
% Total Return
(ǿ)
12.52 8.91 27.92 2.89 (7.38) 44.67
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,115 14,213 13,414 11,148 17,636 20,411
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.78 .75 .75 .74 .72 .71
% Expenses, Net
(Ƃ)(ɯ)
.67 .67 .68 .69 .67 .66
% Net Investment Income
(Ƃ)(ɯ)
1.97 2.07 2.07 1.97 1.44 1.17
% Portfolio Turnover Rate
(ǿ)
30 25 35 31 39 19

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 33
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 52,491
Administrative fees 5,640
Distribution fees 12,018
Shareholder servicing fees 3,003
Transfer agent fees 18,315
Trustees' fees 1,086
$ 92,553
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,385 $ 26,268 $ 27,685 $ — $ (1) $ 4,967 $ 106 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 105,432,551 $ 48,778,522 $ (4,762,498) $ 44,016,024

See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.2%
Consumer Discretionary - 10.0%
ABB, Ltd. 2,926 294
Accor SA 4,688 233
Aisin Corp. 4,600 74
Alibaba Group Holding, Ltd. 32,000 526
Amazon.com, Inc.(Æ) 6,609 1,752
Bridgestone Corp. 3,400 71
Cie Financiere Richemont SA Class A 407 78
Cie Generale des Etablissements Michelin
SCA 65,040 2,361
Comcast Corp. Class A 10,775 291
Costco Wholesale Corp. 326 331
Curtiss-Wright Corp. 151 109
Daiwa House Industry Co., Ltd. 6,800 208
Deckers Outdoor Corp.(Æ) 1,156 118
Dollar General Corp. 7,647 886
eBay, Inc. 23,166 2,397
Ferguson Enterprises, Inc. 4,337 1,161
Ferrari NV 206 71
Fox Corp. Class A 764 49
General Motors Co. 2,147 165
Hermes International SCA 30 57
Home Depot, Inc. (The) 3,628 1,193
Hubbell, Inc. Class B 3,511 1,784
Hyundai Mobis Co., Ltd. 248 72
Industria de Diseno Textil SA 22,787 1,365
Lear Corp. 6,282 799
Lowe's Cos., Inc. 5,775 1,379
Marriott International, Inc. Class A 3,187 1,153
Mercedes-Benz Group AG 3,407 199
Netflix, Inc. Class B(Æ) 4,581 429
Newell Brands, Inc. 37,368 152
PVH Corp. 5,453 499
Rolls-Royce Holdings PLC 9,349 152
Ross Stores, Inc. 372 85
Royal Caribbean Cruises, Ltd. 143 38
Sekisui House, Ltd. 48,300 1,052
Sumitomo Electric Industries, Ltd. 900 59
Sunonwealth Electric Machine Industry
Co., Ltd. 19,000 88
Tapestry, Inc. 610 88
Target Corp. 1,120 145
Tencent Holdings, Ltd. 2,900 176
Tesla, Inc.(Æ) 1,998 762
TJX Cos., Inc. (The) 17,105 2,681
Toyota Motor Corp. 3,800 73
Walmart, Inc. 2,812 371
Walt Disney Co. (The) 4,239 440
26,466
Consumer Staples - 4.1%
Ambev SA 246,082 721
Coca-Cola Co. (The) 1,452 114
Colgate-Palmolive Co. 6,171 527
Compass Group PLC 49,959 1,413
George Weston, Ltd. 1,781 129
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
J Sainsbury PLC 195,136 873
Kirin Holdings Co., Ltd. 10,900 172
Loblaw Cos., Ltd. 6,174 285
L'Oreal SA 2,787 1,195
PepsiCo, Inc. 5,920 938
Procter & Gamble Co. (The) 8,998 1,323
Reckitt Benckiser Group PLC 12,801 814
Suntory Beverage & Food, Ltd. 15,900 458
Tyson Foods, Inc. Class A 17,836 1,143
Unilever PLC 10,378 608
WH Group, Ltd.(Þ) 75,500 93
10,806
Energy - 1.7%
Delta Electronics, Inc. 5,000 345
Eaton Corp. PLC 658 285
First Solar, Inc.(Æ) 3,623 731
NOV, Inc. 39,692 812
ORLEN SA 2,803 103
Schneider Electric SE 4,197 1,326
TotalEnergies SE 1,296 121
Vestas Wind Systems A/S 27,502 846
4,569
Financial Services - 16.4%
AIA Group, Ltd. 150,200 1,654
Akbank TAS 37,679 61
Allstate Corp. (The) 1,572 342
Alpha Bank SA 17,096 69
American Express Co. 688 222
American Tower Corp.(ö) 410 75
Ameriprise Financial, Inc. 678 322
Amundi SA(Þ) 5,891 570
Aon PLC Class A 56 17
Banco Bilbao Vizcaya Argentaria SA 7,118 157
Banco Santander SA 35,061 429
Bank Mandiri Persero Tbk PT 248,300 63
Bank of America Corp. 13,115 701
Bank of Ireland Group PLC 40,671 807
Bank of New York Mellon Corp. (The) 5,537 744
Bank of Nova Scotia (The) 818 64
Bank Rakyat Indonesia Persero Tbk PT 1,119,600 195
Barclays PLC 93,240 545
BNP Paribas SA 4,482 472
Brambles, Ltd. 26,885 438
Canadian Imperial Bank of Commerce 841 94
Capital One Financial Corp. 4,461 853
CBRE Group, Inc. Class A(Æ) 1,637 234
China Overseas Land & Investment, Ltd. 488,000 833
Chubb, Ltd. 258 84
Citigroup, Inc. 6,467 828
Corebridge Financial, Inc. 42,677 1,175
Credit Agricole SA 35,005 680
DBS Group Holdings, Ltd. 25,500 1,176
Emaar Development PJSC 29,385 118
Global Payments, Inc. 11,344 816
Hong Kong Exchanges & Clearing, Ltd. 1,500 80

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 8,391 177
HSBC Holdings PLC 79,669 1,460
Huaxia Bank Co., Ltd. Class A 183,700 185
ING Groep NV 74,355 2,157
Intesa Sanpaolo SpA 22,993 156
Investor AB Class B 1,946 79
Julius Baer Group, Ltd. 9,853 815
KB Financial Group, Inc. 1,672 182
KBC Group NV 8,365 1,116
Krung Thai Bank PCL - NVDR 187,700 191
Kyoto Financial Group, Inc. 3,600 100
Legal & General Group PLC 13,351 46
Lloyds Banking Group PLC 57,971 78
London Stock Exchange Group PLC 589 76
M&T Bank Corp. 6,338 1,386
Manulife Financial Corp. 14,213 559
Mastercard, Inc. Class A 6,035 3,035
MetLife, Inc. 12,390 992
Mitsubishi UFJ Financial Group, Inc. 51,900 941
Mizuho Financial Group, Inc. 1,700 74
Moody's Corp. 1,402 648
Morgan Stanley 1,541 294
Nasdaq, Inc. 1,552 143
National Australia Bank, Ltd. 2,434 70
NatWest Group PLC 39,354 312
Northern Trust Corp. 7,624 1,268
People's Insurance Co. Group of China, Ltd.
(The) Class H 129,000 88
Ping An Insurance Group Co. of China, Ltd.
Class H 17,500 142
Progressive Corp. (The) 4,034 812
Prologis, Inc.(ö) 8,659 1,230
Prudential PLC 4,936 74
Reinsurance Group of America, Inc. Class A 480 102
RELX PLC 36,038 1,316
RenaissanceRe Holdings, Ltd. 708 217
S&P Global, Inc. 207 89
Shinhan Financial Group Co., Ltd. 6,628 447
Singapore Exchange, Ltd. 5,600 96
Societe Generale SA 2,284 183
Standard Life PLC 7,283 76
State Bank of India - GDR(Þ) 2,024 233
Sumitomo Mitsui Financial Group, Inc. 2,300 81
Swire Properties, Ltd. 35,000 112
T&D Holdings, Inc. 2,900 71
Tradeweb Markets, Inc. Class A 1,408 159
Turkiye Vakiflar Bankasi TAO Class D(Æ) 80,359 56
UBS Group AG 23,196 1,034
UniCredit SpA 2,648 205
United Overseas Bank, Ltd. 1,900 54
US Bancorp 1,869 106
Visa, Inc. Class A 9,305 3,069
Wells Fargo & Co. 8,229 677
Weyerhaeuser Co.(ö) 49,972 1,225
Zurich Insurance Group AG 116 80
43,492
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 12.3%
AbbVie, Inc. 540 114
Amgen, Inc. 258 89
AstraZeneca PLC 11,371 2,162
Baxter International, Inc. 74,238 1,305
Boston Scientific Corp.(Æ) 23,223 1,338
Bristol-Myers Squibb Co. 29,080 1,762
Cardinal Health, Inc. 1,662 321
Cencora , Inc. Class A 209 64
Cigna Group (The) 1,263 367
CVS Health Corp. 17,547 1,461
Danaher Corp. 12,737 2,279
DaVita, Inc.(Æ) 840 130
DSM- Firmenich AG 14,116 1,055
Edwards Lifesciences Corp.(Æ) 36,104 3,015
Eli Lilly & Co. 3,172 2,965
EssilorLuxottica SA 5,316 1,134
Fresenius Medical Care AG 22,658 1,027
Gilead Sciences, Inc. 2,688 352
GSK PLC - ADR 9,908 518
Humana, Inc. 5,557 1,314
Incyte Corp.(Æ) 1,243 118
Intuitive Surgical, Inc.(Æ) 2,939 1,345
Ipsen SA 740 146
Johnson & Johnson 2,893 665
McKesson Corp. 334 272
Merck & Co., Inc. 14,751 1,611
Novartis AG 3,616 537
Quest Diagnostics, Inc. 574 111
Regeneron Pharmaceuticals, Inc. 95 67
Roche Holding AG 2,495 1,022
Sanofi SA 11,460 1,071
Sino Biopharmaceutical, Ltd. 90,000 63
Stryker Corp. 231 73
Takeda Pharmaceutical Co., Ltd. 2,100 70
Thermo Fisher Scientific, Inc. 3,650 1,748
UCB SA 390 105
Universal Health Services, Inc. Class B 3,664 617
Vertex Pharmaceuticals, Inc.(Æ) 167 71
Zoetis, Inc. Class A 715 82
32,566
Materials and Processing - 6.3%
Advanced Drainage Systems, Inc. 3,964 592
Agnico Eagle Mines, Ltd. 781 147
Air Liquide SA Class A 9,275 1,997
Anglogold Ashanti PLC 658 62
Asahi Kasei Corp. 30,300 298
Ball Corp. 17,567 1,073
BASF SE 24,783 1,593
Cemex SAB de CV - ADR 5,843 72
Coeur Mining, Inc. 6,612 119
CRH PLC 1,590 188
Daikin Industries, Ltd. 9,500 1,354
D'Ieteren Group 602 124
Dow, Inc. 11,777 477
Ecolab, Inc. 7,372 1,921

See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Evolution Mining, Ltd. 6,831 59
Fortescue, Ltd. 9,022 129
General Electric Co. 628 182
Gold Fields, Ltd. - ADR 2,847 121
Kinross Gold Corp. 6,462 196
Lixil Corp. 9,500 98
LKQ Corp. 24,459 772
PPG Industries, Inc. 9,625 1,044
Press Metal Aluminium Holdings Berhad 44,700 97
Rexel SA Class H 23,625 996
Smurfit WestRock PLC 15,161 576
Sumitomo Chemical Co., Ltd. 51,000 167
Symrise AG 12,120 1,071
Teijin, Ltd. 7,000 71
Trane Technologies PLC 1,666 821
Wheaton Precious Metals Corp. 1,776 224
16,641
Producer Durables - 9.9%
Adyen NV(Æ)(Þ) 1,397 1,581
AECOM 2,081 175
AGCO Corp. 10,201 1,235
Airbus SE 337 70
AMETEK, Inc. 1,583 373
AMN Healthcare Services, Inc.(Æ) 4,957 102
Amphenol Corp. Class A 7,798 1,148
Automatic Data Processing, Inc. 7,197 1,525
Balfour Beatty PLC 7,210 80
Canadian Pacific Kansas City, Ltd. 12,436 1,081
Canon, Inc. 6,100 157
Caterpillar, Inc. 137 122
Contemporary Amperex Technology Co.,
Ltd. Class H 2,400 188
Cummins, Inc. 788 529
Daimler Truck Holding AG 29,041 1,465
Deere & Co. 1,405 829
DSV A/S 257 63
easyJet PLC 23,776 115
Ebara Corp. 2,200 77
Emerson Electric Co. 966 136
Eva Airways Corp. 63,000 67
GE Vernova , Inc. 201 218
GEA Group AG 2,592 178
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 243 76
Hitachi, Ltd. 33,300 1,047
Honeywell International, Inc. 194 42
Howmet Aerospace, Inc. 213 52
International Consolidated Airlines Group
SA 15,526 79
International Container Terminal Services,
Inc. 6,460 75
JD Logistics, Inc.(Æ)(Þ) 56,800 110
Keysight Technologies, Inc.(Æ) 589 206
Kubota Corp. 4,100 67
Leonardo SpA 1,085 68
Magna International, Inc. Class A 25,000 1,591
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mitsubishi Electric Corp. 4,300 173
Mitsubishi Heavy Industries, Ltd. 2,400 71
Mueller Industries, Inc. 1,477 200
Nexi SpA (Þ) 17,369 83
NGK Corp. 5,800 185
Parker-Hannifin Corp. 82 75
Publicis Groupe SA 9,255 866
Qantas Airways, Ltd. 14,662 89
Quanta Services, Inc. 98 71
Randstad NV 15,246 454
Recruit Holdings Co., Ltd. 30,000 1,400
Safran SA 187 60
Siemens Energy AG 467 99
Veralto Corp. 10,430 920
Vertiv Holdings Co. Class A 6,201 2,037
Vinci SA 466 71
Waste Management, Inc. 8,712 2,026
Watts Water Technologies, Inc. Class A 2,799 840
Xylem, Inc. 11,749 1,388
ZTO Express Cayman, Inc. 3,050 77
26,112
Technology - 29.8%
Accenture PLC Class A 10,281 1,837
Accton Technology Corp. 2,000 144
Adobe, Inc.(Æ) 1,295 319
Advanced Micro Devices, Inc.(Æ) 908 322
Advantest Corp. 1,100 206
Airbnb, Inc. Class A(Æ) 1,100 154
Alphabet, Inc. Class A 877 337
Alphabet, Inc. Class C 7,982 3,049
Amdocs, Ltd. 16,218 1,049
Analog Devices, Inc. 833 335
Apple, Inc. 25,119 6,816
Applied Materials, Inc. 1,057 417
Arista Networks, Inc.(Æ) 10,587 1,828
ASE Technology Holding Co., Ltd. 17,000 269
ASM International NV 405 397
ASML Holding NV 2,388 3,447
ASML Holding NV Class G 464 668
Assa Abloy AB Class B 8,947 342
Autodesk, Inc.(Æ) 1,216 288
Avnet, Inc. 7,163 591
Booking Holdings, Inc. 1,575 265
Broadcom, Inc. 9,569 3,994
Broadridge Financial Solutions, Inc. 1,507 232
Cadence Design Systems, Inc.(Æ) 4,064 1,339
Cisco Systems, Inc. 6,145 562
Cognizant Technology Solutions Corp.
Class A 23,592 1,248
Corning, Inc. 612 101
Fidelity National Information Services, Inc. 220 10
Flex, Ltd.(Æ) 2,542 233
Genpact, Ltd. 8,896 309
Infosys, Ltd. - ADR 10,583 132
Intel Corp.(Æ) 2,113 200
Intuit, Inc. 205 80

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KLA Corp. 374 655
Lam Research Corp. 1,342 346
LG Electronics, Inc. Class H 2,674 258
Lite-On Technology Corp. 15,000 80
MediaTek, Inc. 2,000 170
Meta Platforms, Inc. Class A 1,715 1,049
Micron Technology, Inc. 1,185 613
Microsoft Corp. 24,191 9,865
Monolithic Power Systems, Inc. 57 92
MSCI, Inc. Class A 507 300
NetApp, Inc. 2,829 313
Nokia Oyj - ADR 100,691 1,300
Nomura Research Institute, Ltd. 27,300 735
NVIDIA Corp. 49,353 9,849
Oracle Corp. 1,611 260
Palantir Technologies, Inc. Class A(Æ) 580 81
Palo Alto Networks, Inc.(Æ) 9,463 1,697
QUALCOMM, Inc. 672 121
Salesforce, Inc. 4,859 858
Samsung Electro-Mechanics Co., Ltd. 316 179
Samsung Electronics Co., Ltd. 4,286 650
SAP SE 6,425 1,100
Seagate Technology Holdings PLC 424 286
Shopify, Inc. Class A(Æ) 16,598 2,011
SK Hynix, Inc. 354 312
Skyworks Solutions, Inc. 18,014 1,264
Sony Group Corp. 6,600 132
SS&C Technologies Holdings, Inc. 13,371 927
Taiwan Semiconductor Manufacturing Co.,
Ltd. 66,000 4,481
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 8,267 3,274
TDK Corp. 58,800 1,097
TE Connectivity PLC 1,082 229
Telefonaktiebolaget LM Ericsson Class B 12,502 148
Texas Instruments, Inc. 6,575 1,848
Tokyo Electron, Ltd. 200 59
Turk Telekomunikasyon AS(Æ) 46,881 65
Uber Technologies, Inc.(Æ) 1,575 118
United Microelectronics Corp. 85,000 219
Vodafone Group PLC 92,604 148
Western Digital Corp. 606 263
Zoom Communications, Inc. Class A(Æ) 814 79
79,051
Utilities - 3.7%
American Water Works Co., Inc. 5,038 647
Cia De Sanena Do Parana(Æ) 8,008 65
EDP SA 147,647 805
Enel SpA 85,484 997
Eversource Energy 3,129 221
Exelon Corp. 4,635 213
Gaztransport Et Technigaz SA 789 192
Iberdrola SA 109,971 2,578
National Grid PLC 60,110 1,075
NextEra Energy, Inc. 24,334 2,382
NTT, Inc. 516,900 504
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Orsted A/S Class A(Æ)(Þ) 3,082 83
Telecom Italia SpA (Æ) 106,242 84
T-Mobile US, Inc. 359 70
9,916
Total Common Stocks
(cost $199,259) 249,619
Preferred Stocks - 0.4%
Energy - 0.1%
Petroleo Brasileiro SA - Petrobras
7.708% (Ÿ) 33,245
330
Technology - 0.3%
Samsung Electronics Co., Ltd.
0.956% (Ÿ) 6,078
662
Total Preferred Stocks
(cost $845) 992
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 11,435,647
(∞)
11,433
Total Short-Term Investments
(cost $11,434) 11,433
Total Investments - 98.9%
(identified cost $211,538) 262,044
Other Assets and Liabilities,
Net - 1.1%
2,950
Net Assets - 100.0%
264,994

See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.0%
Adyen NV 03/25/26 EUR 1,397 1,048.63 1,465
1,581
Amundi SA 03/25/26 EUR 5,891 85.07 501
570
JD Logistics, Inc. 03/25/26 HKD 56,800 1.77 101
110
Nexi SpA 03/25/26 EUR 17,369 3.54 61
83
Orsted A/S 03/25/26 DKK 3,082 22.46 69
83
State Bank of India 03/25/26 2,024 112.98 229
233
WH Group, Ltd. 03/25/26 HKD 75,500 1.29 97 93
2,753
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 223 USD 18,221 06/26
1,814
S&P 500 E-Mini Index Futures 7 USD 2,535 06/26
17
S&P/TSX 60 Index Futures 7 CAD 2,778 06/26
99
SPI 200 Index Futures 21 AUD 4,551 06/26
34
TOPIX Index Futures 13 JPY 486,720 06/26 96
Short Positions
EURO STOXX 50 Index Futures 186 EUR 10,862 06/26
(522)
FTSE 100 Index Futures 16 GBP 1,661 06/26
(38)
Hang Seng Index Futures 4 HKD 5,125 05/26
6
MSCI Singapore Index Futures 19 SGD 838 05/26 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,505
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,127 JPY 650,000 06/17/26 39
Bank of America EUR 6,750 USD 7,979 06/17/26 41
Standard Chartered GBP 1,900 USD 2,540 06/17/26 (45)
State Street USD 3,844 JPY 607,800 06/17/26 52
Toronto Dominion Bank USD 1,891 CAD 2,600 06/17/26 27
Westpac USD 3,060 AUD 4,400 06/17/26 106
Westpac EUR 9,400 USD 10,918 06/17/26 (137)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 83

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 19,257 $ 7,209 $ —
$ —
$ 26,466
Consumer Staples 5,180 5,626 —
—
10,806
Energy 1,828 2,741 —
—
4,569
Financial Services 22,759 20,733 —
—
43,492
Health Care 24,174 8,392 —
—
32,566
Materials and Processing 8,011 8,630 —
—
16,641
Producer Durables 16,921 9,191 —
—
26,112
Technology 64,413 14,638 —
—
79,051
Utilities 3,598 6,318 —
—
9,916
Preferred Stocks 330 662 — — 992
Short-Term Investments — — — 11,433 11,433
Total Investments
166,471 84,140 — 11,433 262,044
Other Financial Instruments
Assets
Futures Contracts 2,066 — — — 2,066
Foreign Currency Exchange Contracts — 265 — — 265
Liabilities
Futures Contracts (561) — — — (561)
Foreign Currency Exchange Contracts — (18 2 ) — — (18 2 )
Total Other Financial Instruments
*
$ 1,505 $ 83 $ — $ — $ 1,588
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 265
Variation margin on futures contracts* 2,066 —
Total
$ 2,066 $ 265
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 561 $ —
Unrealized depreciation on foreign currency exchange contracts — 182
Total
$ 561 $ 182
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 948 $ —
Foreign currency exchange contracts — (391)
Total
$ 948 $ (391)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1,347 $ —
Foreign currency exchange contracts — 83
Total
$ 1,347 $ 83
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 41
Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 265 $ — $ 265
Total Financial and Derivative Assets
265 — 265
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 265 $ — $ 265
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 80 $ — $ — $ 80
State Street
52 — — 52
Toronto Dominion Bank
27 — — 27
Westpac
106 106 — —
Total
$ 265 $ 106 $ — $ 159

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 182 $ — $ 182
Total Financial and Derivative Liabilities
182 — 182
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 182 $ — $ 182
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Standard Chartered $ 45 $ — $ — $ 45
Westpac 137 106 — 31
Total
$ 182 $ 106 $ — $ 76

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 211,538
Investments, at fair value(>) ........................................................................................................................................................
262,044

Receivables:
Dividends and interest ...................................................................................................................................................... 331
Dividends from affiliated funds ....................................................................................................................................... 30
Investments sold ............................................................................................................................................................... 1,703
Fund shares sold ............................................................................................................................................................... 53
From broker(a) ................................................................................................................................................................. 1,279
Variation margin on futures contracts .............................................................................................................................. 1,506
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
267,421
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,873
Fund shares redeemed ...................................................................................................................................................... 184
Accrued fees to affiliates .................................................................................................................................................. 165
Other accrued expenses .................................................................................................................................................... 23
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 182
Total liabilities ...........................................................................................................................................................
2,427
Net Assets ...............................................................................................................................................................
$ 264,994

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 66,862
Shares of beneficial interest .........................................................................................................................................................
6 0
Additional paid-in capital ............................................................................................................................................................
198,07 2
Net Assets ...............................................................................................................................................................
$ 264,994
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 11,433
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 191
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,279
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 43.82
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 46.49
Class A — Net assets ........................................................................................................................................................... $ 15,824,352
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 361,107
Net asset value per share: Class C (#) .......................................................................................................................................... $ 40.62
Class C — Net assets ........................................................................................................................................................... $ 15,583,077
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 383,611
Net asset value per share: Class S (#) .......................................................................................................................................... $ 44.21
Class S — Net assets ............................................................................................................................................................ $ 222,268,212
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,027,849
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 44.05
Class Y — Net assets ........................................................................................................................................................... $ 11,318,667
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 256,965
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 45
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,515
Dividend distributions from affiliated funds .................................................................................................................... 169
Interest .............................................................................................................................................................................. 14
Total investment income .............................................................................................................................................................
1,698
Expenses
Advisory fees ................................................................................................................................................................... 532
Administrative fees .......................................................................................................................................................... 46
Custodian fees .................................................................................................................................................................. 31
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 60
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 16
Transfer agent fees - Class S ............................................................................................................................................ 150
Professional fees .............................................................................................................................................................. 46
Registration fees ............................................................................................................................................................... 37
Shareholder servicing fees - Class C ............................................................................................................................... 20
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 10
Dividends from securities sold short ................................................................................................................................ 75
Interest expense paid on securities sold short .................................................................................................................. 23
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 1,106
Expense reductions .......................................................................................................................................................... (106)
Net expenses ................................................................................................................................................................................
1,000
Net investment income (loss) .......................................................................................................................................................
698
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 16,971
Futures contracts .............................................................................................................................................................. 948
Foreign currency exchange contracts ............................................................................................................................... (391)
Foreign currency-related transactions .............................................................................................................................. 262
Net realized gain (loss) ................................................................................................................................................................
17,790
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (10,114)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,347
Foreign currency exchange contracts ............................................................................................................................... 83
Securities sold short ......................................................................................................................................................... 1,283
Foreign currency-related transactions .............................................................................................................................. 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. (7,399)
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,391
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 11,089

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 Sustainable Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 698 $ 994
Net realized gain (loss) ................................................................................................................ 17,790 21,367
Net change in unrealized appreciation (depreciation) ................................................................. (7,39 9 ) (2,861)
Net increase (decrease) in net assets from operations ....................................................................... 11,0 8 9 19,500
Distributions
To shareholders
Class A ..................................................................................................................................... (2,080) (2,401)
Class C ..................................................................................................................................... (2,15 0 ) (2,619)
Class S ...................................................................................................................................... (13,429) (16,313)
Class Y ..................................................................................................................................... (1,28 8 ) (1,289)
Net decrease in net assets from distributions ..................................................................................... (18,94 7 ) (22,622)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 110,82 2 (16,732)
Total Net Increase (Decrease) in Net Assets ...................................................................
102,964 (19,854)
Net Assets
Beginning of period ........................................................................................................................... 162,030 181,884
End of period ......................................................................................................................................
$ 264,994 $ 162,030

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 47
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 6 $ 253 21 $ 930
Proceeds from reinvestment of distributions 48 2,04 3 53 2,358
Payments for shares redeemed (60) (2,606) (97) (4,438)
Net increase (decrease)
(6) (3 10 ) (23) (1,150)
Class C
Proceeds from shares sold 1 45 4 179
Proceeds from reinvestment of distributions 55 2,146 63 2,615
Payments for shares redeemed (64) (2,578) (120) (5,125)
Net increase (decrease)
(8) (387) (53) (2,331)
Class S
Proceeds from shares sold 2,876 119,328 35 1,547
Proceeds from reinvestment of distributions 306 13,025 355 15,738
Payments for shares redeemed (518) (22,297) (685) (31,536)
Net increase (decrease)
2,664 110,056 (295) (14,251)
Class Y
Proceeds from shares sold 6 250 6 238
Proceeds from reinvestment of distributions 30 1,288 29 1,289
Payments for shares redeemed (1) (75) (11) (527)
Net increase (decrease)
35 1,463 24 1,000
Total increase (decrease)
2,685 $ 110,82 2 (347) $ (16,732)

See accompanying notes which are an integral part of the financial statements.
48 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 48.54 49.36 40.66 43.52 59.98 51.21
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.10 .20 .13 .16 .11 .11
$ Net Realized and Unrealized Gain (Loss) .94 5.23 11.51 1.83 (4.92) 16.63
$ Total from Investment Operations 1.04 5.43 11.64 1.99 (4.81) 16.74
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.41) (.09) (.15) (.09) (.33)
$ Distributions from Net Realized Gain (5.60) (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (5.76) (6.25) (2.94) (4.85) (11.65) (7.97)
$ Net Asset Value, End of Period 43.82 48.54 49.36 40.66 43.52 59.98
% Total Return
(±)(ǿ)
2.59 12.39 29.62 5.09 (10.28) 35.97
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,824 17,834 19,252 16,229 18,283 24,380
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.3 1 1.35 1.49 1.45 1.37 1.33
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.2 3 1.27 1.39 1.36 1.29 1.28
% Net Investment Income
(Ƃ)(ɯ)
.47 .45 .29 .38 .24 .21
% Portfolio Turnover Rate
(ǿ)
85 75 74 68 129 131
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 45.48 46.68 38.80 41.89 58.42 50.27
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.06) (.13) (.20) (.15) (.24) (.29)
$ Net Realized and Unrealized Gain (Loss) .87 4.90 10.94 1.76 (4.73) 16.27
$ Total from Investment Operations .81 4.77 10.74 1.61 (4.97) 15.98
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.13) (.01) — — (.19)
$ Distributions from Net Realized Gain (5.60) (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (5.67) (5.97) (2.86) (4.70) (11.56) (7.83)
$ Net Asset Value, End of Period 40.62 45.48 46.68 38.80 41.89 58.42
% Total Return
(ǿ)
2.21 11.53 28.67 4.28 (10.94) 34.97
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,583 17,809 20,744 18,994 22,260 31,130
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2. 0 6 2.10 2.24 2.20 2.12 2.08
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.9 8 2.02 2.14 2.11 2.04 2.03
% Net Investment Income
(Ƃ)(ɯ)
(.28) (.30) (.46) (.37) (.52) (.54)
% Portfolio Turnover Rate
(ǿ)
85 75 74 68 129 131

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 49
Russell Investment Company
Sustainable Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 48.89 49.67 40.82 43.66 60.11 51.29
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.18 .34 .27 .28 .25 .28
$ Net Realized and Unrealized Gain (Loss) .94 5.26 11.56 1.83 (4.93) 16.65
$ Total from Investment Operations 1.12 5.60 11.83 2.11 (4.68) 16.93
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.54) (.13) (.25) (.21) (.47)
$ Distributions from Net Realized Gain (5.60) (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (5.80) (6.38) (2.98) (4.95) (11.77) (8.11)
$ Net Asset Value, End of Period 44.21 48.89 49.67 40.82 43.66 60.11
% Total Return
(ǿ)
2.75 12.70 30.01 5.37 (10.00) 36.37
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 222,268 115,553 132,043 124,288 165,484 225,751
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.0 5 1.10 1.24 1.20 1.12 1.08
% Expenses, Net
(Ƃ)(ɯ)(∆)
.9 3 .98 1.10 1.07 1.00 .99
% Net Investment Income
(Ƃ)(ɯ)
.84 .74 .58 .67 .53 .50
% Portfolio Turnover Rate
(ǿ)
85 75 74 68 129 131
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 48.72 49.52 40.66 43.51 59.95 51.18
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.20 .41 .34 .35 .33 .37
$ Net Realized and Unrealized Gain (Loss) .95 5.25 11.51 1.82 (4.92) 16.60
$ Total from Investment Operations 1.15 5.66 11.85 2.17 (4.59) 16.97
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.22) (.62) (.14) (.32) (.29) (.56)
$ Distributions from Net Realized Gain (5.60) (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (5.82) (6.46) (2.99) (5.02) (11.85) (8.20)
$ Net Asset Value, End of Period 44.05 48.72 49.52 40.66 43.51 59.95
% Total Return
(ǿ)
2.83 12.88 30.22 5.54 (9.86) 36.57
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 11,319 10,834 9,845 8,285 8,066 11,331
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.8 7 .89 1.04 1.01 .92 .88
% Expenses, Net
(Ƃ)(ɯ)(∆)
.78 .82 .94 .92 .84 .83
% Net Investment Income
(Ƃ)(ɯ)
.93 .89 .74 .83 .69 .66
% Portfolio Turnover Rate
(ǿ)
85 75 74 68 129 131

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 105,443
Administrative fees 10,040
Distribution fees 12,576
Shareholder servicing fees 3,119
Transfer agent fees 33,862
Trustees' fees 412
$ 165,452
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 8,336 $ 159,754 $ 156,656 $ — $ (1) $ 11,433 $ 169 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 213,820,474 $ 52,493,519 $ (2,764,758) $ 49,728,761

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 51
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.1%
Consumer Discretionary - 13.4%
Abercrombie & Fitch Co. Class A(Æ) 51,796 4,421
Amazon.com, Inc.(Æ)(Û) 420,434 111,440
Atkore, Inc. 17,500 1,368
Autoliv, Inc.(Ð) 6,602 765
AutoZone, Inc.(Æ)(Û) 2,506 9,282
Axon Enterprise, Inc.(Æ) 3,516 1,413
Best Buy Co., Inc.(Ð) 28,844 1,745
Brunswick Corp.(Ð) 6,582 523
Callaway Golf Co.(Æ) 130,171 1,992
Carnival Corp. 78,877 2,091
Carvana Co.(Æ)(Ð) 4,920 1,947
Cava Group, Inc.(Æ) 52,658 4,919
Charter Communications, Inc. Class A(Æ) 4,845 800
Chipotle Mexican Grill, Inc. Class A(Æ) 229,430 7,798
Comcast Corp. Class A 450,238 12,174
Costco Wholesale Corp. 17,583 17,839
Dana, Inc.(Û) 28,759 1,048
Deckers Outdoor Corp.(Æ)(Ð)(Û) 53,593 5,477
Diageo PLC - ADR 60,960 4,916
Dollar General Corp. 65,943 7,642
Domino's Pizza, Inc.(Ð) 11,930 4,049
DraftKings, Inc. Class A(Æ)(Ð) 156,371 3,647
Expedia Group, Inc. 6,413 1,593
Ford Motor Co. 184,508 2,229
General Motors Co.(Û) 233,120 17,925
Goodyear Tire & Rubber Co. (The)(Æ) 167,788 1,188
Harley-Davidson, Inc.(Ð) 41,395 989
Hilton Worldwide Holdings, Inc. 7,576 2,455
Home Depot, Inc. (The) 16,777 5,516
Las Vegas Sands Corp. 108,240 5,911
Lear Corp.(Û) 48,673 6,188
Lennar Corp. Class A 17,317 1,564
Lowe's Cos., Inc. 50,493 12,057
Lululemon Athletica, Inc.(Æ)(Ð)(Û) 26,554 3,657
Marriott International, Inc. Class A 15,233 5,510
McDonald's Corp. 38,752 11,377
Netflix, Inc. Class B(Æ) 81,285 7,609
NIKE, Inc. Class B 30,833 1,368
O'Reilly Automotive, Inc.(Æ) 97,609 9,702
Polaris, Inc.(Ð) 53,383 3,538
RH(Æ)(Ð) 10,708 1,413
Royal Caribbean Cruises, Ltd. 10,933 2,884
RTX Corp. 15,464 2,723
Target Corp.(Û) 76,287 9,898
Tesla, Inc.(Æ) 59,750 22,802
TJX Cos., Inc. (The) 21,859 3,426
Versant Media Group, Inc. 84,532 3,397
Viking Holdings, Ltd.(Æ) 35,272 2,889
Walmart, Inc. 137,243 18,106
Walt Disney Co. (The) 129,187 13,403
Warner Music Group Corp. Class A(Ð) 81,674 2,309
Wayfair, Inc. Class A(Æ) 31,319 2,002
Whirlpool Corp. 31,107 1,744
Williams-Sonoma, Inc.(Ð) 16,580 3,004
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 13,410 2,141
399,813
Consumer Staples - 3.2%
Altria Group, Inc. 44,355 3,222
Archer-Daniels-Midland Co.(Ð) 156,458 11,662
Casey's General Stores, Inc. 3,959 3,255
Coca-Cola Co. (The) 48,361 3,809
Conagra Brands, Inc. 162,812 2,336
Estee Lauder Cos., Inc. (The) Class A(Ð) 77,384 5,936
Kenvue , Inc. 64,769 1,135
Kimberly-Clark Corp. 77,177 7,596
Kroger Co. (The) 206,477 14,055
Marzetti Co. (The)(Ð) 1,089 142
Mondelez International, Inc. Class A 47,797 2,937
Monster Beverage Corp.(Æ) 138,882 10,704
PepsiCo, Inc. 26,159 4,146
Philip Morris International, Inc. 29,013 4,789
Procter & Gamble Co. (The) 35,765 5,261
Smithfield Foods, Inc. 55,325 1,454
Sysco Corp.(Û) 69,573 5,198
Tyson Foods, Inc. Class A 100,745 6,455
United Natural Foods, Inc.(Æ) 14,908 746
94,838
Energy - 3.7%
Baker Hughes Co. 110,508 7,699
BP PLC - ADR 121,210 5,743
Canadian Natural Resources, Ltd. 134,542 6,416
Chevron Corp. 25,155 4,863
Devon Energy Corp. 109,408 5,620
Eaton Corp. PLC 23,423 10,142
EOG Resources, Inc. 51,440 7,231
Exxon Mobil Corp. 87,932 13,571
First Solar, Inc.(Æ) 27,453 5,542
ONEOK, Inc. 23,778 2,198
Phillips 66 57,369 10,278
Shell PLC - ADR 64,735 5,870
SLB, Ltd. 109,228 6,213
SolarEdge Technologies, Inc.(Æ) 12,835 550
Valero Energy Corp.(Ð)(Û) 57,856 14,613
Williams Cos., Inc. (The) 50,764 3,874
110,423
Financial Services - 14.1%
AerCap Holdings NV 38,855 5,526
Aflac, Inc. 30,228 3,436
Allstate Corp. (The) 27,203 5,910
Ally Financial, Inc. 204,015 9,056
American Express Co. 39,842 12,871
American International Group, Inc. 22,443 1,679
American Tower Corp.(ö) 8,995 1,643
Ameriprise Financial, Inc. 3,470 1,647
Annaly Capital Management, Inc.(ö) 189,117 4,331
Aon PLC Class A 5,496 1,713
Arthur J Gallagher & Co. 27,481 5,672
Bank of America Corp. 308,487 16,492

See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of New York Mellon Corp. (The)(Û) 94,197 12,657
Berkshire Hathaway, Inc. Class B(Æ) 32,938 15,599
BlackRock, Inc. 3,285 3,500
Blackstone, Inc. Class A 58,390 7,333
Bread Financial Holdings, Inc. 49,544 4,200
Brown & Brown, Inc. 16,934 1,019
Camden Property Trust(Ð)(ö) 58,632 6,158
Capital One Financial Corp. 43,908 8,400
Carlyle Group, Inc. (The) 155,421 7,782
Charles Schwab Corp. (The) 30,436 2,789
Chubb, Ltd. 7,108 2,324
Citigroup, Inc. 138,081 17,672
CME Group, Inc. Class A 9,393 2,703
CNA Financial Corp.(Û) 5,458 263
Corebridge Financial, Inc.(Ð) 228,942 6,305
Cullen/Frost Bankers, Inc.(Ð)(Û) 22,409 3,248
Essex Property Trust, Inc.(Ð)(ö) 17,073 4,494
Evercore, Inc. Class A 17,300 5,558
Federated Hermes, Inc. Class B(Ð) 15,003 871
First American Financial Corp.(Ð)(Û) 49,328 3,459
First Industrial Realty Trust, Inc.(ö)(Û) 1,386 86
Global Payments, Inc. 156,617 11,270
Globe Life, Inc.(Ð)(Û) 37,878 5,845
Goldman Sachs Group, Inc. (The) 6,267 5,789
Hanover Insurance Group, Inc. (The) 16,906 3,173
Healthpeak Properties, Inc.(ö) 327,049 5,288
Host Hotels & Resorts, Inc.(ö) 258,701 5,466
Howard Hughes Holdings, Inc.(Æ) 32,067 1,997
Interactive Brokers Group, Inc. Class A 115,247 9,162
Intercontinental Exchange, Inc. 10,079 1,593
JPMorgan Chase & Co. 49,895 15,629
Kemper Corp.(Ð) 53,179 1,792
KKR & Co., Inc. Class A 15,508 1,618
M&T Bank Corp. 31,954 6,986
Marsh & McLennan Cos., Inc. 12,725 2,134
Mastercard, Inc. Class A 75,097 37,768
Mercury General Corp.(Û) 5,447 530
MetLife, Inc. 24,003 1,923
Millrose Properties, Inc. Class A(ö)(Û) 60,590 1,858
Moody's Corp. 4,107 1,897
Morgan Stanley 69,666 13,278
Neptune Insurance Holdings Inc. Class
A(Æ)(Û) 8,502 214
NU Holdings, Ltd. Class A(Æ) 445,672 6,453
Piper Sandler Cos. 4,090 357
Popular, Inc. 36,284 5,455
Progressive Corp. (The) 28,325 5,701
Prologis, Inc.(ö) 41,115 5,839
Public Storage(ö) 4,488 1,357
Realty Income Corp.(ö) 33,843 2,174
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 27,139 5,739
Robinhood Markets, Inc. Class A(Æ) 18,666 1,361
S&P Global, Inc. 5,229 2,255
Selective Insurance Group, Inc. 18,676 1,568
Stifel Financial Corp. 75,369 5,940
StoneX Group, Inc.(Æ)(Ð) 21,863 2,318
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synchrony Financial 103,569 7,892
Travelers Cos., Inc. (The) 7,789 2,377
Truist Financial Corp. 47,201 2,431
Unum Group(Û) 512 41
US Bancorp 32,219 1,826
VICI Properties, Inc.(ö) 59,693 1,743
Visa, Inc. Class A 30,565 10,082
Wells Fargo & Co. 225,100 18,510
Welltower, Inc.(ö) 13,483 2,930
Willis Towers Watson PLC 20,168 5,167
421,122
Health Care - 9.9%
10X Genomics, Inc. Class A(Æ) 37,849 835
Abbott Laboratories 39,669 3,602
AbbVie, Inc. 56,328 11,903
Agilent Technologies, Inc. 78,686 9,092
Align Technology, Inc.(Æ)(Ð) 37,566 6,612
Alnylam Pharmaceuticals, Inc.(Æ) 15,109 4,676
Amgen, Inc. 8,451 2,926
Becton Dickinson & Co. 11,110 1,656
BioMarin Pharmaceutical, Inc.(Æ) 62,311 3,359
Boston Scientific Corp.(Æ) 50,110 2,887
Bristol-Myers Squibb Co. 44,991 2,726
Cardinal Health, Inc. 12,415 2,395
Cencora , Inc. Class A 6,803 2,095
Centene Corp.(Æ) 150,927 8,103
Cigna Group (The) 9,842 2,860
Corcept Therapeutics, Inc.(Æ)(Ð) 33,236 1,546
CVS Health Corp. 176,337 14,687
Dexcom, Inc.(Æ) 22,183 1,321
Edwards Lifesciences Corp.(Æ) 144,136 12,035
Elevance Health, Inc. 8,544 3,216
Eli Lilly & Co. 20,497 19,156
Exelixis , Inc.(Æ)(Ð) 58,331 2,593
GE HealthCare Technologies, Inc.(Ð) 108,523 6,603
Genmab A/S - ADR(Æ) 104,293 2,766
Gilead Sciences, Inc. 33,642 4,402
GSK PLC - ADR 86,192 4,509
HCA Healthcare, Inc. 5,899 2,563
Humana, Inc. 22,919 5,419
Icon PLC(Æ) 50,837 6,016
IDEXX Laboratories, Inc.(Æ) 15,559 8,725
Incyte Corp.(Æ)(Ð) 17,367 1,655
Intuitive Surgical, Inc.(Æ) 7,605 3,480
Johnson & Johnson 62,565 14,381
Lantheus Holdings, Inc.(Æ)(Ð) 13,714 1,160
McKesson Corp. 2,849 2,322
Medtronic PLC 134,701 10,907
Merck & Co., Inc. 54,506 5,951
Molina Healthcare, Inc.(Æ)(Ð) 17,295 3,366
Natera , Inc.(Æ) 22,993 4,740
Neurocrine Biosciences, Inc.(Æ) 6,524 859
Omnicell, Inc.(Æ) 17,212 713
Oscar Health, Inc. Class A(Æ)(Ð) 52,881 976
Pfizer, Inc. 241,882 6,458
Quest Diagnostics, Inc. 10,950 2,126

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regeneron Pharmaceuticals, Inc.(Û) 17,317 12,244
ResMed, Inc. 7,613 1,628
Royalty Pharma PLC Class A 87,036 4,360
Sanofi SA - ADR 98,807 4,602
Stryker Corp. 21,858 6,888
Thermo Fisher Scientific, Inc. 3,812 1,826
Ultragenyx Pharmaceutical, Inc.(Æ) 76,435 1,887
UnitedHealth Group, Inc. 39,766 14,733
Veeva Systems, Inc. Class A(Æ) 18,232 2,844
Vertex Pharmaceuticals, Inc.(Æ) 13,781 5,890
Viatris , Inc. 286,883 4,286
West Pharmaceutical Services, Inc. 35,988 10,710
Zoetis, Inc. Class A 40,604 4,668
296,944
Materials and Processing - 3.9%
Acuity, Inc. 765 222
Air Products and Chemicals, Inc. 6,852 2,056
Albemarle Corp.(Ð) 32,687 6,429
Amrize , Ltd. 63,620 3,421
Boise Cascade Co. 22,189 1,759
Carrier Global Corp. 24,611 1,653
Celanese Corp. Class A 69,706 4,723
Commercial Metals Co. 49,707 3,428
Copart, Inc.(Æ) 164,019 5,431
Crown Holdings, Inc.(Û) 65,241 6,414
Ecolab, Inc. 10,485 2,732
Fastenal Co. 47,361 2,128
FMC Corp.(Ð) 84,915 1,306
Freeport-McMoRan, Inc. 43,362 2,505
General Electric Co. 12,476 3,617
James Hardie Industries PLC(Æ)(Ð) 188,905 3,965
Johnson Controls International PLC 18,463 2,696
Linde PLC 20,285 10,166
Martin Marietta Materials, Inc. 10,126 6,269
Masco Corp. 85,652 6,151
Newmont Corp. 39,846 4,426
O-I Glass, Inc.(Æ) 133,226 1,214
Qnity Electronics, Inc. 24,176 3,401
Rogers Corp.(Æ) 1,215 165
Smurfit WestRock PLC 96,899 3,720
Solstice Advanced Materials Inc. 45,560 3,734
Trane Technologies PLC 17,206 8,475
Trex Co., Inc.(Æ) 69,633 2,730
Vulcan Materials Co. 14,403 4,346
Watsco , Inc.(Ð) 7,574 3,316
Westlake Corp.(Ð) 24,133 2,782
115,380
Producer Durables - 7.9%
3M Co. 10,091 1,479
Amphenol Corp. Class A 100,645 14,822
Argan, Inc. 9,848 6,598
Automatic Data Processing, Inc. 6,017 1,275
Boeing Co. (The)(Æ) 9,224 2,113
Caterpillar, Inc. 7,958 7,084
CH Robinson Worldwide, Inc. 35,969 6,540
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cintas Corp. 9,477 1,656
CNH Industrial NV 327,517 3,508
Comfort Systems USA, Inc. 2,627 4,834
CSX Corp. 59,711 2,713
Deere & Co. 9,266 5,466
Delta Air Lines, Inc. 110,675 7,525
EMCOR Group, Inc.(Û) 11,358 10,128
FedEx Corp. 12,035 4,854
Fluor Corp.(Æ) 29,569 1,578
FTI Consulting, Inc.(Æ)(Û) 18,026 3,232
Gartner, Inc.(Æ) 4,513 670
GE Vernova , Inc. 8,494 9,203
Graco, Inc. 40,551 3,255
Honeywell International, Inc. 11,101 2,379
Howmet Aerospace, Inc. 19,607 4,765
Huntington Ingalls Industries, Inc. 4,220 1,537
Illinois Tool Works, Inc. 7,772 2,005
Itron , Inc.(Æ) 21,412 1,794
JB Hunt Transport Services, Inc.(Û) 21,318 5,362
Keysight Technologies, Inc.(Æ) 13,493 4,721
Landstar System, Inc. 31,049 5,715
Lockheed Martin Corp.(Ð)(Û) 8,600 4,455
Magna International, Inc. Class A 61,375 3,908
Middleby Corp. (The)(Æ) 21,465 3,013
Mueller Industries, Inc. 18,918 2,562
Norfolk Southern Corp. 7,619 2,406
Northrop Grumman Corp. 11,799 6,837
Old Dominion Freight Line, Inc. 7,790 1,655
Otis Worldwide Corp.(Ð)(Û) 38,680 3,012
PACCAR, Inc. 26,206 3,113
Parker-Hannifin Corp. 3,651 3,320
Paychex, Inc. 20,885 1,935
Powell Industries, Inc.(Ð) 8,410 2,332
Primoris Services Corp. 6,556 1,188
Quanta Services, Inc. 5,365 3,904
Ralliant Corp.(Ð) 73,277 3,330
Regal Rexnord Corp. 17,120 3,681
Republic Services, Inc. Class A 11,688 2,445
Rockwell Automation, Inc. 7,734 3,163
Ryder System, Inc.(Ð)(Û) 18,499 4,694
Saia, Inc.(Æ)(Ð)(Û) 9,352 4,197
Schneider National, Inc. Class B(Ð) 57,825 1,798
Scotts Miracle-Gro Co. (The) Class A(Ð) 48,664 3,051
Southwest Airlines Co.(Ð)(Û) 3,751 142
Teledyne Technologies, Inc.(Æ) 3,768 2,434
Trade Desk, Inc. (The) Class A(Æ)(Ð) 121,004 2,854
TransDigm Group, Inc. 1,351 1,567
TransUnion 64,890 4,607
TriNet Group, Inc.(Û) 17,687 810
Tutor Perini Corp. 12,463 1,158
U-Haul Holding Co.(Æ) 12,243 629
Union Pacific Corp. 9,797 2,640
United Airlines Holdings, Inc.(Æ) 22,402 2,016
United Parcel Service, Inc. Class B 19,471 2,118
United Rentals, Inc. 4,139 3,973
Verisk Analytics, Inc. Class A 23,594 4,353
Vontier Corp. 101,887 3,656

See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waste Management, Inc.(Ð) 14,130 3,286
Werner Enterprises, Inc. 45,350 1,672
Westinghouse Air Brake Technologies Corp. 9,304 2,511
237,236
Technology - 42.5%
Accenture PLC Class A 32,915 5,882
Adobe, Inc.(Æ) 55,782 13,728
Advanced Micro Devices, Inc.(Æ) 38,214 13,547
Airbnb, Inc. Class A(Æ) 13,725 1,926
Alphabet, Inc. Class A 314,512 121,024
Alphabet, Inc. Class C(Û) 171,075 65,340
Appfolio , Inc. Class A(Æ)(Ð) 13,995 2,338
Apple, Inc.(Ð)(Û) 605,058 164,183
Applied Materials, Inc. 23,797 9,388
Arista Networks, Inc.(Æ) 31,293 5,405
ASML Holding NV Class G 2,058 2,961
Atlassian Corp. Class A(Æ)(Ð) 45,987 3,154
Autodesk, Inc.(Æ) 6,615 1,568
Booking Holdings, Inc.(Û) 76,695 12,912
Broadcom, Inc.(Ð) 217,623 90,842
Broadridge Financial Solutions, Inc. 7,825 1,205
Cadence Design Systems, Inc.(Æ) 14,753 4,862
Cargurus , Inc.(Æ) 28,424 1,036
Cirrus Logic, Inc.(Æ)(Ð) 30,585 4,988
Cisco Systems, Inc. 84,085 7,694
Clear Secure, Inc. Class A 51,337 2,741
Cognizant Technology Solutions Corp.
Class A 42,405 2,243
CommVault Systems, Inc.(Æ)(Ð) 26,160 2,587
Corteva, Inc. 26,467 2,144
Crowdstrike Holdings, Inc. Class A(Æ) 16,280 7,257
Datadog, Inc. Class A(Æ) 15,132 2,000
DocuSign, Inc.(Æ)(Ð) 66,767 3,071
DoorDash , Inc. Class A(Æ) 24,263 4,092
Dropbox, Inc. Class A(Æ)(Ð) 248,035 6,025
Etsy, Inc.(Æ) 5,437 350
Everpure , Inc. Class A(Æ)(Ð) 42,290 3,022
Fiserv, Inc.(Æ) 19,305 1,209
Fortinet, Inc.(Æ)(Ð) 108,336 9,134
GoDaddy, Inc. Class A(Æ) 44,647 3,875
Hewlett Packard Enterprise Co. 76,661 2,206
Ingram Micro Holding Corp.(Ð) 52,158 1,605
Insight Enterprises, Inc.(Æ)(Ð) 9,596 700
Intel Corp.(Æ) 87,827 8,298
International Business Machines Corp. 15,491 3,578
Intuit, Inc. 36,445 14,159
Jabil, Inc. 20,721 6,993
KBR, Inc.(Ð)(Û) 48,057 1,802
KLA Corp. 5,422 9,490
Kulicke & Soffa Industries, Inc. 39,388 3,368
Lam Research Corp.(Ð) 49,544 12,775
Manhattan Associates, Inc.(Æ) 31,952 4,406
Maplebear , Inc.(Æ)(Ð) 106,481 4,509
Match Group, Inc.(Ð) 155,369 5,814
Meta Platforms, Inc. Class A(Û) 97,965 59,946
Micron Technology, Inc. 50,581 26,158
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microsoft Corp. 301,734 123,041
Monolithic Power Systems, Inc. 3,559 5,746
Motorola Solutions, Inc. 8,706 3,822
nLight , Inc.(Æ) 7,043 492
Nutanix, Inc. Class A(Æ) 80,688 3,299
NVIDIA Corp. 1,056,334 210,813
NXP Semiconductors NV 28,098 8,249
ON Semiconductor Corp.(Æ) 85,931 8,663
Onto Innovation, Inc.(Æ) 10,888 3,213
Oracle Corp. 26,397 4,260
Palantir Technologies, Inc. Class A(Æ) 52,409 7,291
Palo Alto Networks, Inc.(Æ) 23,329 4,183
PayPal Holdings, Inc. 25,874 1,297
Pegasystems, Inc. 73,890 2,701
QUALCOMM, Inc. 34,888 6,265
ROBLOX Corp. Class A(Æ)(Ð) 81,092 4,481
Roku, Inc.(Æ) 66,059 7,700
Roper Technologies, Inc. 3,519 1,249
Salesforce, Inc. 66,216 11,689
Seagate Technology Holdings PLC 11,275 7,595
SentinelOne , Inc. Class A(Æ) 139,397 1,974
ServiceNow, Inc.(Æ)(Ð) 170,467 15,054
Snap, Inc. Class A(Æ)(Ð) 298,729 1,813
Snowflake, Inc. Class A(Æ) 33,304 4,545
Spotify Technology SA(Æ)(Ð) 9,086 4,057
Super Micro Computer, Inc.(Æ) 42,672 1,169
Synopsys, Inc.(Æ)(Ð) 19,738 9,526
TD SYNNEX Corp. 1,986 453
TE Connectivity PLC 12,453 2,636
Teradyne, Inc. 16,420 5,640
Texas Instruments, Inc.(Ð) 68,156 19,157
Tyler Technologies, Inc.(Æ) 3,117 1,063
Uber Technologies, Inc.(Æ) 42,094 3,141
Varonis Systems, Inc.(Æ) 122,027 3,209
VeriSign, Inc. 32,183 8,646
Western Digital Corp. 24,956 10,844
Workday, Inc. Class A(Æ) 7,531 922
1,269,438
Utilities - 3.5%
American Electric Power Co., Inc. 20,164 2,765
AT&T, Inc. 602,467 15,742
ConocoPhillips(Û) 116,994 14,716
Consolidated Edison, Inc. 19,745 2,201
Duke Energy Corp. 17,089 2,214
Edison International 79,677 5,537
Entergy Corp. 55,329 6,524
Eversource Energy 68,176 4,820
Exelon Corp. 67,464 3,103
FirstEnergy Corp. 53,685 2,551
NextEra Energy, Inc. 95,769 9,374
NRG Energy, Inc. 19,298 3,002
Sempra 81,502 7,752
Southern Co. (The) 62,558 6,049
T-Mobile US, Inc. 14,786 2,891
Verizon Communications, Inc. 92,959 4,465
WEC Energy Group, Inc. 18,286 2,157

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 100,823 8,363
104,226
Total Common Stocks
(cost $1,754,103) 3,049,420
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 69,495,932 (∞) 69,482
Total Short-Term Investments
(cost $69,478) 69,482
Total Investments - 104.4%
(identified cost $1,823,581) 3,118,902
Securities Sold Short - (5.8)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (7,886) (3,028)
Axon Enterprise, Inc.(Æ) (6,530) (2,623)
Dutch Bros, Inc. Class A(Æ) (52,618) (3,026)
Hilton Grand Vacations, Inc.(Æ) (62,973) (2,958)
Joby Aviation, Inc.(Æ) (180,946) (1,663)
Lithia Motors, Inc. Class A (1,210) (351)
(13,649)
Consumer Staples - (0.3)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (32,368) (2,512)
Flowers Foods, Inc. (101,900) (923)
Philip Morris International, Inc. (17,791) (2,937)
Primo Brands Corp. Class A (42,857) (873)
Turning Point Brands, Inc. (21,086) (1,701)
(8,946)
Energy - (0.5)%
Centrus Energy Corp. Class A(Æ) (4,892) (1,032)
Core Natural Resources, Inc. (23,567) (2,115)
DNOW, Inc.(Æ) (17,550) (237)
Plug Power, Inc.(Æ) (393,539) (1,232)
Solaris Energy Infrastructure, Inc. Class A (23,271) (1,718)
Texas Pacific Land Corp. (7,410) (3,288)
Uranium Energy Corp.(Æ) (174,918) (2,604)
Viper Energy, Inc. Class A (63,726) (3,147)
(15,373)
Financial Services - (0.8)%
Acadia Realty Trust(ö) (40,471) (875)
AGNC Investment Corp.(ö) (268,303) (2,957)
Annaly Capital Management, Inc.(ö) (18,509) (424)
Applied Digital Corp.(Æ) (18,240) (625)
Atlantic Union Bankshares Corp. (78,167) (2,943)
Brown & Brown, Inc. (44,487) (2,676)
Cipher Digital, Inc.(Æ) (22,578) (400)
HA Sustainable Infrastructure Capital, Inc. (45,564) (1,911)
LPL Financial Holdings, Inc. (27) (9)
MARA Holdings, Inc.(Æ) (19,531) (234)
Old National Bancorp (34,557) (828)
Pinnacle Financial Partners, Inc. (29,954) (2,964)
Rocket Cos., Inc. Class A(Æ) (191,704) (2,803)
Shift4 Payments, Inc. Class A(Æ) (20,589) (912)
T Rowe Price Group, Inc. (24,585) (2,529)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UWM Holdings Corp. (314,835) (1,114)
WisdomTree, Inc. (39,750) (676)
(24,880)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (132,793) (3,439)
Arrowhead Pharmaceuticals, Inc.(Æ) (32,559) (2,392)
Brookdale Senior Living, Inc. Class A(Æ) (72,259) (1,038)
Certara, Inc.(Æ) (125,346) (768)
CG Oncology, Inc.(Æ) (36,849) (2,459)
Crinetics Pharmaceuticals, Inc.(Æ) (17,269) (670)
Globus Medical, Inc. Class A(Æ) (31,685) (2,857)
Immunovant , Inc.(Æ) (6,551) (178)
Kymera Therapeutics, Inc.(Æ) (21,589) (1,750)
Protagonist Therapeutics, Inc.(Æ) (19,388) (1,919)
RadNet , Inc.(Æ) (50,589) (2,861)
Revolution Medicines, Inc.(Æ) (25,527) (3,679)
Vaxcyte , Inc.(Æ) (36,994) (2,118)
(26,128)
Materials and Processing - (0.6)%
Element Solutions, Inc. (48,530) (2,067)
Greif, Inc. Class A (20,610) (1,345)
Hawkins, Inc. (4,327) (724)
International Paper Co. (65,588) (1,995)
Ivanhoe Electric, Inc.(Æ) (130,753) (1,678)
Knife River Corp.(Æ) (16,597) (1,536)
Modine Manufacturing Co.(Æ) (10,050) (2,559)
Perimeter Solutions, Inc.(Æ) (11,820) (358)
Quaker Chemical Corp. (11,956) (1,625)
Royal Gold, Inc. (11,379) (2,656)
Sensient Technologies Corp. (8,320) (945)
(17,488)
Producer Durables - (1.1)%
AeroVironment, Inc.(Æ) (11,379) (2,219)
Casella Waste Systems, Inc. Class A(Æ) (9,191) (729)
Construction Partners, Inc. Class A(Æ) (25,014) (3,093)
CoreCivic , Inc.(Æ) (25,575) (523)
Dorman Products, Inc.(Æ) (11,969) (1,347)
GEO Group, Inc. (The)(Æ) (109,468) (2,026)
Ingersoll Rand, Inc. (13,768) (1,100)
JBT Marel Corp. (22,075) (2,607)
Mercury Systems, Inc.(Æ) (32,508) (2,565)
Mirion Technologies, Inc.(Æ) (139,148) (2,748)
NuScale Power Corp.(Æ) (135,019) (1,682)
OSI Systems, Inc.(Æ) (12,108) (3,474)
Standex International Corp. (4,136) (1,129)
Teledyne Technologies, Inc.(Æ) (4,228) (2,731)
TransUnion (30,496) (2,165)
Willscot Holdings Corp. (152,294) (3,448)
(33,586)
Technology - (0.9)%
Advanced Micro Devices, Inc.(Æ) (3,549) (1,258)
Bentley Systems, Inc. Class B (89,597) (2,923)
Coherent Corp.(Æ) (12,054) (3,854)
Concentrix Corp. (22,495) (536)

See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corning, Inc. (2,114) (347)
Crane NXT Co. (7,201) (322)
D-Wave Quantum, Inc.(Æ) (5,150) (104)
IonQ , Inc.(Æ) (5,738) (259)
Oracle Corp. (18,537) (2,992)
Photronics , Inc.(Æ) (61,785) (3,057)
Planet Labs PBC(Æ) (75,483) (2,791)
Samsara, Inc. Class A(Æ) (60,561) (1,740)
Sanmina Corp.(Æ) (17,552) (3,823)
TTM Technologies, Inc.(Æ) (27,023) (4,275)
(28,281)
Utilities - (0.2)%
Alliant Energy Corp. (27,900) (2,049)
Northern Oil & Gas, Inc. (48,812) (1,326)
Otter Tail Corp. (10,979) (980)
Sable Offshore Corp.(Æ) (21,853) (313)
(4,668)
Total Securities Sold Short
(proceeds $151,005) (172,999)
Other Assets and Liabilities,
Net - 1.4%
41,600
Net Assets - 100.0%
2,987,503

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 336 USD 47,171 06/26
3,447
S&P 500 E-Mini Index Futures 129 USD 46,722 06/26 2,192
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,639
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 399,813 $ — $ —
$ —
$ 399,813
Consumer Staples 94,838 — —
—
94,838
Energy 110,423 — —
—
110,423
Financial Services 421,122 — —
—
421,122
Health Care 296,944 — —
—
296,944
Materials and Processing 115,380 — —
—
115,380
Producer Durables 237,236 — —
—
237,236
Technology 1,269,438 — —
—
1,269,438
Utilities 104,226 — —
—
104,226
Short-Term Investments — — — 69,482 69,482
Total Investments
3,049,420 — — 69,482 3,118,902
Securities Sold Short
*
(172,999) — — — (172,999)
Other Financial Instruments
Assets
Futures Contracts 5,639 — — — 5,639
Total Other Financial Instruments
**
$ 5,639 $ — $ — $ — $ 5,639
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 5,639
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,432
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 3,871
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 172,999 $ — $ 172,999
Total Financial and Derivative Liabilities
172,999 — 172,999
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 172,999 $ — $ 172,999
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 172,999 $ — $ 172,999 $ —
Total
$ 172,999 $ — $ 172,999 $ —
^ Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,823,581
Investments, at fair value(>) ........................................................................................................................................................
3,118,902
Receivables:
Dividends and interest ...................................................................................................................................................... 1,134
Dividends from affiliated funds ....................................................................................................................................... 222
Investments sold ............................................................................................................................................................... 46,810
Fund shares sold ............................................................................................................................................................... 39,168
Variation margin on futures contracts .............................................................................................................................. 5,639
Prepaid expenses .......................................................................................................................................................................... 13
Total assets ...............................................................................................................................................................
3,211,888
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 28
Due to broker(a) ............................................................................................................................................................... 127
Investments purchased ..................................................................................................................................................... 9,414
Fund shares redeemed ...................................................................................................................................................... 39,741
Accrued fees to affiliates .................................................................................................................................................. 1,605
Other accrued expenses .................................................................................................................................................... 471
Securities sold short, at fair value(‡) ........................................................................................................................................... 172,999
Total liabilities ...........................................................................................................................................................
224,385
Net Assets ...............................................................................................................................................................
$ 2,987,503
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,449,02 2
Shares of beneficial interest .........................................................................................................................................................
1,697
Additional paid-in capital ............................................................................................................................................................
1,536,78 4
Net Assets ...............................................................................................................................................................
$ 2,987,503
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 69,482
(a)     Due to Broker for Futures ................................................................................................................................................... $ 127
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 151,005
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.61
Class A — Net assets ........................................................................................................................................................... $ 28,576,781
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,628,934
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.00
Class C — Net assets ........................................................................................................................................................... $ 7,032,668
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 413,609
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.58
Class M — Net assets .......................................................................................................................................................... $ 527,499,406
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,011,576
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.61
Class S — Net assets ............................................................................................................................................................ $ 2,222,270,761
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 126,185,539
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.58
Class Y — Net assets ........................................................................................................................................................... $ 202,123,036
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,499,230
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 18,243
Dividend distributions from affiliated funds .................................................................................................................... 1,591
Interest .............................................................................................................................................................................. 104
Total investment income .............................................................................................................................................................
19,938
Expenses
Advisory fees ................................................................................................................................................................... 8,038
Administrative fees .......................................................................................................................................................... 685
Custodian fees .................................................................................................................................................................. 99
Distribution fees - Class A ............................................................................................................................................... 34
Distribution fees - Class C ............................................................................................................................................... 25
Transfer agent fees - Class A ........................................................................................................................................... 27
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 51 8
Transfer agent fees - Class S ............................................................................................................................................ 2,162
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 85
Registration fees ............................................................................................................................................................... 83
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 84
Printing fees ..................................................................................................................................................................... 62
Dividends from securities sold short ................................................................................................................................ 738
Interest expense paid on securities sold short .................................................................................................................. 531
Miscellaneous .................................................................................................................................................................. 2 09
Expenses before reductions .............................................................................................................................................. 13,399
Expense reductions .......................................................................................................................................................... (1,741)
Net expenses ................................................................................................................................................................................
11,658
Net investment income (loss) .......................................................................................................................................................
8,280
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 234,732
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 1,432
Securities sold short ......................................................................................................................................................... (21,735)
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
214,429
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (99,259)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 3,871
Securities sold short ......................................................................................................................................................... 7,112
Net change in unrealized appreciation (depreciation) ................................................................................................................. (88,275)
Net realized and unrealized gain (loss) ........................................................................................................................................ 126,154
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 134,434

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 8,280 $ 21,583
Net realized gain (loss) ................................................................................................................ 214,429 326,052
Net change in unrealized appreciation (depreciation) ................................................................. (88,275) 162,053
Net increase (decrease) in net assets from operations ....................................................................... 134,434 509,688
Distributions
To shareholders
Class A ..................................................................................................................................... (2,886) (2,320)
Class C ..................................................................................................................................... (721) (643)
Class M .................................................................................................................................... (53,963) (59,964)
Class S ...................................................................................................................................... (226,360) (250,995)
Class Y ..................................................................................................................................... (20,424) (16,216)
Net decrease in net assets from distributions ..................................................................................... (304,354) (330,138)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (167,135) (96,315)
Total Net Increase (Decrease) in Net Assets ...................................................................
(337,055) 83,235
Net Assets
Beginning of period ........................................................................................................................... 3,324,558 3,241,323
End of period ......................................................................................................................................
$ 2,987,503 $ 3,324,558

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 140 $ 2,400 525 $ 8,873
Proceeds from reinvestment of distributions 175 2,885 141 2,319
Payments for shares redeemed (22 2 ) (3,857) (33 8 ) (5,651)
Net increase (decrease)
9 3 1,428 32 8 5,541
Class C
Proceeds from shares sold 15 256 41 712
Proceeds from reinvestment of distributions 45 721 40 643
Payments for shares redeemed (26) (429) (76) (1,274)
Net increase (decrease)
34 548 5 81
Class M
Proceeds from shares sold 2,997 52,776 6,118 103,439
Proceeds from reinvestment of distributions 3,265 53,961 3,644 59,938
Payments for shares redeemed (10,070) (179,581) (11,734) (205,727)
Net increase (decrease)
(3,808) (72,844) (1,972) (42,350)
Class S
Proceeds from shares sold 5,900 101,652 14,881 260,962
Proceeds from reinvestment of distributions 13,648 226,149 15,218 250,662
Payments for shares redeemed (24,850) (441,09 1 ) (34,706) (595,936)
Net increase (decrease)
(5,302) (113,29 0 ) (4,607) (84,312)
Class Y
Proceeds from shares sold 91 1,653 2,676 41,688
Proceeds from reinvestment of distributions 1,236 20,424 985 16,21 6
Payments for shares redeemed (288) (5,054) (1,922) (33,179)
Net increase (decrease)
1,039 17,023 1,739 24,72 5
Total increase (decrease)
(7,94 4 ) $ (167,13 5 ) (4,50 7 ) $ (96,31 5 )

See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.66 17.75 13.68 13.31 17.88 12.88
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.02 .0 7 .07 .09 .06 .02
$ Net Realized and Unrealized Gain (Loss) .79 2.6 3 4.58 1.12 (3.31) 5.02
$ Total from Investment Operations .81 2.70 4.65 1.21 (3.25) 5.04
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.06) (.10) (.07) (.09) (.06) (.04)
$ Distributions from Net Realized Gain (1.87) (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.93) (1.79) (.58) (.84) (1.32) (.04)
$ Net Asset Value, End of Period 17.54 18.66 17.75 13.68 13.31 17.88
% Total Return
(±)(ǿ)
4.96 16.65 34.67 9.67 (19.47) 39.21
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 28,577 28,669 21,457 14,309 11,144 12,928
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.18 1.1 8 1.24 1.39 1.26 1.25
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.08 1.0 8 1.10 1.12 1.00 .99
% Net Investment Income
(Ƃ)(ɯ)
.29 . 40 .43 .63 .41 .15
% Portfolio Turnover Rate
(ǿ)
24 61 51 57 91 38
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.18 17.36 13.44 13.11 17.68 12.80
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.04) (.06) (.05) (.01) (.05) (.10)
$ Net Realized and Unrealized Gain (Loss) .75 2.58 4.49 1.09 (3.26) 4.99
$ Total from Investment Operations .71 2.52 4.44 1.08 (3.31) 4.89
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.02) (.01) (.01) — — (.01)
$ Distributions from Net Realized Gain (1.87) (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.89) (1.70) (.52) (.75) (1.26) (.01)
$ Net Asset Value, End of Period 17.00 18.18 17.36 13.44 13.11 17.68
% Total Return
(ǿ)
4.52 15.84 33.69 8.80 (20.06) 38.18
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 7,033 6,89 6 6,499 4,938 5,302 7,142
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.93 1.9 3 2.00 2.14 2.01 2.00
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.83 1.8 3 1.85 1.87 1.75 1.74
% Net Investment Income
(Ƃ)(ɯ)
(.46) (.3 5 ) (.31) (.10) (.34) (.60)
% Portfolio Turnover Rate
(ǿ)
24 61 51 57 91 38

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.69 17.77 13.69 13.32 17.90 12.88
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .13 .13 .14 .11 .08
$ Net Realized and Unrealized Gain (Loss) .78 2.6 4 4.58 1.12 (3.31) 5.04
$ Total from Investment Operations .84 2.7 7 4.71 1.26 (3.20) 5.12
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (.16) (.12) (.14) (.12) (.10)
$ Distributions from Net Realized Gain (1.87) (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.95) (1.85) (.63) (.89) (1.38) (.10)
$ Net Asset Value, End of Period 17.58 18. 69 17.77 13.69 13.32 17.90
% Total Return
(ǿ)
5.15 17.09 35.16 10.03 (19.20) 39.83
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 527,499 632,053 636,086 509,184 525,351 704,072
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.93 .9 3 1.00 1.14 1.01 .99
% Expenses, Net
(Ƃ)(ɯ)(∆)
.73 .7 3 .75 .77 .65 .64
% Net Investment Income
(Ƃ)(ɯ)
.65 .7 5 .79 1.00 .76 .50
% Portfolio Turnover Rate
(ǿ)
24 61 51 57 91 38
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.72 17.80 13.71 13.34 17.92 12.90
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.0 5 .11 .11 .12 .10 .07
$ Net Realized and Unrealized Gain (Loss) .78 2.65 4.59 1.12 (3.32) 5.03
$ Total from Investment Operations .8 3 2.76 4.70 1.24 (3.22) 5.10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.07) (.1 5 ) (.10) (.12) (.10) (.08)
$ Distributions from Net Realized Gain (1.87) (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.94) (1.8 4 ) (.61) (.87) (1.36) (.08)
$ Net Asset Value, End of Period 17.6 1 18.7 2 17.80 13.71 13.34 17.92
% Total Return
(ǿ)
5.08 16.94 35.05 9.90 (19.27) 39.62
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,222,271 2,461,437 2,422,271 2,171,846 2,526,335 3,565,540
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.93 .9 3 1.00 1.14 1.01 .99
% Expenses, Net
(Ƃ)(ɯ)(∆)
.83 .8 3 .85 .87 .75 .74
% Net Investment Income
(Ƃ)(ɯ)
.55 .6 5 .70 .90 .66 .40
% Portfolio Turnover Rate
(ǿ)
24 61 51 57 91 38

See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23
(ƶ)
Per-Share Data – – – –
$ Net Asset Value, Beginning of Period 18.69 17.77 13.69 14.52
Income (loss) from investment operations:
— — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .14 .14 .01
$ Net Realized and Unrealized Gain (Loss) .79 2.65 4.58 (.81)
$ Total from Investment Operations .85 2.79 4.72 (.80)
Less distributions:
– – – –
$ Distributions from Net Investment Income (.09) (.1 8 ) (.13) (.03)
$ Distributions from Net Realized Gain (1.87) (1.69) (.51) —
$ Total Distributions (1.96) (1.8 7 ) (.64) (.03)
$ Net Asset Value, End of Period 17.58 18. 69 17.77 13.69
% Total Return
(ǿ)
5.19 17.18 35.26 (5.50)
– – – –
Ratios/Supplemental Data – – – –
$ Net Assets, End of Period (000) 202,123 195,503 155,010 137,246
Ratio to average net assets:
– – – –
% Expenses, Gross
(ɯ)
.74 .7 3 .80 .94
% Expenses, Net
(Ƃ)(ɯ)(∆)
.65 .6 5 .67 .69
% Net Investment Income
(Ƃ)(ɯ)
.71 .8 2 .87 .59
% Portfolio Turnover Rate
(ǿ)
24 61 51 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,111,512
Administrative fees 110,914
Distribution fees 9,850
Shareholder servicing fees 1,396
Transfer agent fees 355,844
Trustees' fees 15,883
$ 1,605,399
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 62,425 $ 266,006 $ 258,953 $ 3 $ 1 $ 69,482 $ 1,591 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,711,632,854 $ 1,349,427,733 $ (109,518,753) $ 1,239,908,980

See accompanying notes which are an integral part of the financial statements.
68 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 9.9%
Abercrombie & Fitch Co. Class A(Æ) 3,654 312
Academy Sports & Outdoors, Inc. 22,928 1,257
Advance Auto Parts, Inc. 8,319 495
Advanced Energy Industries, Inc. 2,762 1,060
AerSale Corp.(Æ) 75,884 510
American Outdoor Brands, Inc.(Æ) 2,728 26
American Public Education, Inc.(Æ) 12,145 706
Asbury Automotive Group, Inc.(Æ) 1,838 374
Atkore, Inc.(Ð) 7,826 612
Bed Bath & Beyond, Inc.(Æ) 12,182 60
Bloomin' Brands, Inc. 34,148 208
BlueLinx Holdings, Inc.(Æ) 1,733 92
Boot Barn Holdings, Inc.(Æ) 9,446 1,619
Boyd Gaming Corp. 11,144 969
Brightstar Lottery PLC 47,689 626
Brilliant Earth Group, Inc. Class A 153,091 228
Brinker International, Inc.(Æ) 4,044 616
Brunswick Corp. 35,121 2,790
Buckle, Inc. (The) 7,421 413
Cadre Holdings, Inc. 81,876 2,428
Callaway Golf Co.(Æ) 27,975 428
Carter's, Inc. 2,853 103
Cava Group, Inc.(Æ) 10,563 987
Cavco Industries, Inc.(Æ) 760 385
Century Communities, Inc. 8,873 497
Chegg, Inc.(Æ) 12,839 14
Citi Trends, Inc.(Æ) 1,743 85
Clarus Corp. 276,258 720
Columbia Sportswear Co. 20,225 1,232
Cooper-Standard Holdings, Inc.(Æ) 3,577 108
Covista, Inc.(Æ) 1,089 125
Dana, Inc. 26,711 974
Deckers Outdoor Corp.(Æ)(Û) 1,126 115
Designer Brands, Inc. Class A(Ð) 5,478 41
Dillard's, Inc. Class A(Ð) 651 371
Domino's Pizza, Inc.(Ð) 19 6
Douglas Dynamics, Inc. 34,741 1,603
DraftKings, Inc. Class A(Æ)(Û) 3,110 73
Driven Brands Holdings, Inc.(Æ)(Ð) 13,595 184
Enovix Corp.(Æ)(Ð) 11,572 77
Entravision Communications Corp. Class A 258,899 976
Ethan Allen Interiors, Inc. 12,740 272
EW Scripps Co. (The) Class A(Æ) 67,848 325
FIGS, Inc. Class A(Æ) 74,779 1,119
First Watch Restaurant Group, Inc.(Æ) 85,860 1,126
FirstCash Holdings, Inc. 6,540 1,427
Five Below, Inc.(Æ)(Û) 10,994 2,591
Flexsteel Industries, Inc. 500 28
Floor & Decor Holdings, Inc. Class A(Æ)
(Ð) 4,843 234
Forestar Group, Inc.(Æ) 4,087 115
Funko, Inc. Class A(Æ)(Ð) 18,433 81
Gap, Inc. (The) 35,170 865
Genesco, Inc.(Æ) 3,711 132
Genius Sports, Ltd.(Æ)(Ð) 46,588 203
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The)(Æ) 50,516 358
GoPro, Inc. Class A(Æ) 36,978 61
Gray Media, Inc. 58,051 327
Green Brick Partners, Inc.(Æ) 30,673 2,069
Group 1 Automotive, Inc. 1,138 406
Harley-Davidson, Inc.(Ð) 22,144 529
Haverty Furniture Cos., Inc. 61,978 1,372
HealthStream, Inc. 2,006 42
IAC, Inc.(Æ) 25,120 1,119
Intuitive Machines, Inc.(Æ) 36,394 923
JAKKS Pacific, Inc. 1,505 33
Johnson Outdoors, Inc. Class A 20,381 1,073
Karman Holdings Inc.(Æ) 15,268 1,038
Kohl's Corp.(Ð) 9,665 137
Kura Sushi USA, Inc. Class A(Æ) 23,712 1,306
Lands' End, Inc.(Æ) 2,815 32
Lear Corp. 11,064 1,407
Legacy Education, Inc.(Æ) 42,730 464
Leonardo DRS, Inc.(Ð) 9,667 393
Life Time Group Holdings, Inc.(Æ) 23,570 632
Lindblad Expeditions Holdings, Inc.(Æ) 49,509 917
Madison Square Garden Entertainment
Corp.(Æ)(Ð)(Û) 5,110 342
Malibu Boats, Inc. Class A(Æ) 4,560 117
Marine Products Corp. 169,759 1,344
Marriott Vacations Worldwide Corp. 33,910 2,442
MasterCraft Boat Holdings, Inc.(Æ) 3,646 85
Mattel, Inc.(Æ) 39,434 595
Matthews International Corp. Class A 28,943 826
MNTN, Inc. Class A(Æ)(Ð) 3,350 32
Monro, Inc. 98,022 1,721
Motorcar Parts of America, Inc.(Æ) 22,903 257
Movado Group, Inc.(Ð) 67,188 1,830
M-Tron Industries, Inc.(Æ) 4,803 321
Newell Brands, Inc. 598,637 2,442
Nu Skin Enterprises, Inc. Class A 34,662 253
Oxford Industries, Inc. 46,743 2,002
Patrick Industries, Inc. 6,653 619
Peloton Interactive, Inc. Class A(Æ)(Ð) 72,854 397
Petco Health & Wellness Co., Inc.(Æ) 28,604 81
Polaris, Inc. 9,487 629
QuinStreet, Inc.(Æ) 21,565 275
Reservoir Media, Inc.(Æ) 149,268 1,502
RH(Æ)(Ð) 2,743 362
Rocky Brands, Inc. 45,710 1,676
Rush Street Interactive, Inc.(Æ)(Û) 82,671 2,323
Sally Beauty Holdings, Inc.(Æ) 44,484 631
Scholastic Corp. 6,594 266
Shake Shack, Inc. Class A(Æ) 4,139 424
SharkNinja, Inc.(Æ)(Ð) 25,456 2,941
Shoe Carnival, Inc.(Ð) 10,357 192
Signet Jewelers, Ltd. 6,847 610
SKYX Platforms Corp.(Æ) 148,234 160
Sonic Automotive, Inc. Class A(Ð) 7,305 575
Sphere Entertainment Co.(Æ)(Ð) 4,106 585
Starz Entertainment Corp.(Æ) 46,085 845
Steven Madden, Ltd. 16,372 615

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 69
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stitch Fix, Inc. Class A(Æ) 41,500 151
Strata Critical Medical, Inc.(Æ) 163,492 821
Stride, Inc.(Æ) 3,685 358
Sturm Ruger & Co., Inc. 44,004 1,909
Superior Group of Cos., Inc. 2,334 26
Texas Roadhouse, Inc. Class A 8,685 1,398
Thor Industries, Inc. 17,209 1,360
Upbound Group, Inc. Class A 21,325 421
Urban Outfitters, Inc.(Æ) 9,531 670
VF Corp. 73,513 1,392
Visteon Corp. 3,978 444
Wabash National Corp. 16,936 147
Wayfair, Inc. Class A(Æ)(Ð) 13,419 858
Wingstop, Inc. 4,428 726
Winmark Corp. 1,091 415
Winnebago Industries, Inc. 81,010 2,642
Wolverine World Wide, Inc.(Ð) 14,404 245
Wyndham Hotels & Resorts, Inc. 19,491 1,586
Zillow Group, Inc. Class A(Æ)(Û) 25,375 1,132
Zumiez, Inc.(Æ) 5,419 133
94,812
Consumer Staples - 2.2%
Andersons, Inc. (The) 17,436 1,369
Arko Corp. 13,022 86
Cal-Maine Foods, Inc. 8,603 665
Celsius Holdings, Inc.(Æ) 25,736 864
Dole PLC 12,046 183
Fresh Del Monte Produce, Inc. 8,279 347
Helen of Troy, Ltd.(Æ)(Ð) 10,214 236
Herbalife, Ltd.(Æ)(Ð)(Û) 8,132 135
HF Foods Group, Inc.(Æ) 182,187 352
Ingles Markets, Inc. Class A 4,052 371
Interparfums, Inc. 10,151 926
National Vision Holdings, Inc.(Æ) 57,885 1,344
Nature's Sunshine Products, Inc.(Æ) 2,706 73
Olaplex Holdings, Inc.(Æ) 172,087 349
Post Holdings, Inc.(Æ) 5,020 526
Primo Brands Corp. Class A 69,107 1,408
Quanex Building Products Corp. 218,489 4,357
SkinHealth Systems, Inc.(Æ) 27,769 24
Smithfield Foods, Inc.(Û) 18,297 481
United Natural Foods, Inc.(Æ) 20,317 1,016
Universal Corp. 6,092 326
USANA Health Sciences, Inc.(Æ) 1,920 37
Vita Coco Co., Inc. (The)(Æ)(Ð)(Û) 34,956 2,307
Vital Farms, Inc.(Æ)(Ð) 25,962 354
Warby Parker, Inc. Class A(Æ) 100,422 2,221
Yesway, Inc. Class A(Æ) 28,690 738
21,095
Energy - 5.2%
Amplify Energy Corp.(Æ) 10,949 70
Antero Resources Corp.(Æ)(Û) 44,451 1,745
ARKO Petroleum Corp. 69,306 1,295
Atlas Energy Solutions, Inc. 39,464 686
DNOW, Inc.(Æ) 65,632 885
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Expro Group Holdings NV(Æ) 24,354 444
Forum Energy Technologies, Inc.(Æ) 3,278 206
Green Plains, Inc.(Æ) 19,372 337
Hallador Energy Co.(Æ) 16,332 254
HF Sinclair Corp. 17,318 1,164
Kodiak Gas Services, Inc. 26,688 1,810
Liberty Energy, Inc. Class A 31,544 1,066
Mammoth Energy Services, Inc.(Æ) 108,413 310
Matrix Service Co.(Æ) 105,036 1,420
National Energy Services Reunited Corp.
(Æ) 80,122 1,998
Natural Gas Services Group, Inc. 38,186 1,554
Noble Corp. PLC 24,146 1,232
NOV, Inc.(Ð) 25,669 525
NPK International, Inc.(Æ) 243,215 3,977
Oceaneering International, Inc.(Æ) 66,010 2,478
Oil States International, Inc.(Æ) 60,298 692
Ormat Technologies, Inc. 21,065 2,420
Patterson-UTI Energy, Inc. 141,718 1,732
PBF Energy, Inc. Class A 12,077 524
PrimeEnergy Resources Corp.(Æ)(Ð) 549 122
Ranger Energy Services, Inc. Class A(Ð) 2,488 43
RPC, Inc. 61,761 487
Select Water Solutions, Inc. Class A 389,307 6,513
SM Energy Co. 11,056 343
SolarEdge Technologies, Inc.(Æ) 2,202 94
Solaris Energy Infrastructure, Inc. Class A 60,094 4,437
SunCoke Energy, Inc. 13,881 95
Sunrun, Inc.(Æ) 33,096 421
TETRA Technologies, Inc.(Æ) 260,414 2,479
United States Antimony Corp.(Æ) 76,277 916
Warrior Met Coal, Inc. 12,152 1,092
WaterBridge Infrastructure LLC Class A 90,770 2,736
World Kinect Corp. 18,359 495
49,097
Financial Services - 20.4%
1st Source Corp. 5,521 406
Acadian Asset Management, Inc. 5,432 366
Adamas Trust, Inc.(ö) 49,394 444
Alexander's, Inc.(Ð)(ö) 33 8
Alexandria Real Estate Equities, Inc.(ö) 2,237 91
Ally Financial, Inc. 37,163 1,650
American Assets Trust, Inc.(Ð)(ö) 1,727 36
American Homes 4 Rent Class A(Ð)(ö)(Û) 3,089 98
American Integrity Insurance Group, Inc. 79,074 1,550
Ameris Bancorp 7,854 670
Apartment Investment and Management Co.
Class A(ö) 51,215 218
Arbor Realty Trust, Inc.(ö) 49,326 390
Artisan Partners Asset Management, Inc.
Class A 2,765 104
Avidia Bancorp, Inc. 6,358 132
Axos Financial, Inc.(Æ) 11,122 1,073
Banc of California, Inc. 32,740 613
Bancorp, Inc. (The)(Æ) 11,036 660
Bank of Hawaii Corp. 22,933 1,823

See accompanying notes which are an integral part of the financial statements.
70 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The) 16,649 923
Bank OZK 14,824 714
BankUnited, Inc. 23,141 1,076
Banner Corp. 25,582 1,712
BGC Group, Inc. Class A 141,259 1,586
Blackstone Mortgage Trust, Inc. Class A(ö) 45,480 864
BOK Financial Corp.(Ð)(Û) 2,123 284
Bowhead Specialty Holdings, Inc.(Æ) 53,171 1,264
Bread Financial Holdings, Inc. 24,082 2,042
Brixmor Property Group, Inc.(ö) 40,024 1,204
Broadstone Net Lease, Inc.(ö) 90,028 1,783
Business First Bancshares, Inc. 90,403 2,475
Camden Property Trust(ö)(Û) 12,784 1,343
Capital Bancorp, Inc. 48,312 1,521
Capital City Bank Group, Inc.(Ð) 28,154 1,300
Cathay General Bancorp 11,820 662
CBL & Associates Properties, Inc.(ö) 7,991 360
Centerspace(ö) 16,537 1,129
Central Pacific Financial Corp. 33,115 1,102
Chatham Lodging Trust(ö) 6,258 54
City Holding Co. 3,255 400
CNO Financial Group, Inc. 39,739 1,766
Coastal Financial Corp.(Æ) 19,053 1,441
Community Financial System, Inc. 20,951 1,327
Community Healthcare Trust, Inc.(ö) 121,721 2,096
Compass Diversified Holdings(Æ) 111,214 1,313
Compass, Inc. Class A(Æ)(Ð) 86,232 653
COPT Defense Properties(ö) 19,728 617
Core Scientific Inc.(Æ) 9,532 191
Corebridge Financial, Inc.(Ð)(Û) 39,194 1,079
CTO Realty Growth, Inc.(ö) 54,607 1,106
Cullen/Frost Bankers, Inc.(Ð)(Û) 16,786 2,433
Dave, Inc.(Æ) 7,522 2,046
DiamondRock Hospitality Co.(ö) 67,624 690
Dime Community Bancshares, Inc. 37,644 1,351
Diversified Healthcare Trust(ö) 46,131 348
Eastern Bankshares, Inc. 29,386 594
Employers Holdings, Inc. 1,006 42
Enact Holdings, Inc. 10,378 443
Encore Capital Group, Inc.(Æ)(Ð) 16,544 1,369
Enova International, Inc.(Æ) 7,156 1,212
Enterprise Financial Services Corp. 30,094 1,740
Esquire Financial Holdings, Inc. 10,217 1,074
eXp World Holdings, Inc.(Ð) 27,881 173
EZCORP, Inc. Class A(Æ) 9,106 298
FB Financial Corp. 23,764 1,285
Federal Agricultural Mortgage Corp. Class
C 5,879 1,022
Fidelis Insurance Holdings, Ltd. 15,833 335
Finance of America Cos., Inc. Class A(Æ)
(Ð) 1,287 25
Financial Institutions, Inc. 11,707 399
First American Financial Corp. 15,145 1,062
First BanCorp 72,654 2,152
First Busey Corp. 24,689 647
First Financial Bankshares, Inc. 3,230 104
First Internet Bancorp 2,427 56
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Interstate BancSystem, Inc. Class A 11,971 425
First Merchants Corp. 10,528 426
First Mid Bancshares, Inc. 35,493 1,494
Five Star Bancorp 37,881 1,532
Flagstar Bank NA 24,132 337
Fulton Financial Corp. 61,840 1,335
Genworth Financial, Inc. Class A(Æ) 69,777 613
German American Bancorp, Inc. 73,005 3,144
Getty Realty Corp.(ö) 35,829 1,187
Glacier Bancorp, Inc. 53,619 2,630
Grid Dynamics Holdings, Inc.(Æ)(Ð) 17,171 98
Hamilton Insurance Group, Ltd. Class B 33,447 1,096
Hamilton Lane, Inc. Class A 12,698 1,168
Hancock Whitney Corp. 9,704 655
Hanover Insurance Group, Inc. (The) 3,246 609
HCI Group, Inc. 2,169 333
Heritage Financial Corp. 54,334 1,495
Heritage Insurance Holdings, Inc.(Æ) 3,747 110
Hilltop Holdings, Inc. 5,851 220
Hippo Holdings, Inc.(Æ)(Ð) 4,543 120
Home BancShares, Inc. 14,605 392
HomeTrust Bancshares, Inc. 10,592 484
Horace Mann Educators Corp. 3,156 143
Horizon Bancorp, Inc. 130,841 2,368
Howard Hughes Holdings, Inc.(Æ) 95 6
Independence Realty Trust, Inc.(ö) 26,352 430
Independent Bank Corp. 48,471 2,666
International Bancshares Corp. 9,009 646
InvenTrust Properties Corp.(ö) 47,023 1,510
Jackson Financial, Inc. Class A 9,826 1,138
James River Group Holdings, Inc. 10,203 63
John Wiley & Sons, Inc. Class A 8,881 364
Jones Lang LaSalle, Inc.(Æ) 3,914 1,245
Kemper Corp.(Ð) 11,026 371
Kennedy-Wilson Holdings, Inc. 29,900 326
Kestrel Group, Ltd.(Æ) 21,764 212
Kingstone Cos., Inc. 15,980 266
Kite Realty Group Trust(ö) 35,054 917
Lazard, Inc. 37,383 1,813
Legacy Housing Corp.(Æ) 48,274 1,050
LendingClub Corp.(Æ) 42,276 722
LendingTree, Inc.(Æ) 4,894 243
Live Oak Bancshares, Inc. 11,401 429
LiveRamp Holdings, Inc.(Æ) 25,205 737
Lument Finance Trust, Inc.(ö) 237,023 282
Macerich Co. (The)(ö) 31,987 695
Marcus & Millichap, Inc. 90,206 2,507
Marex Group PLC 23,795 1,269
MBIA, Inc.(Æ) 144,794 846
McGrath RentCorp 6,159 681
Mercury General Corp. 11,823 1,150
Metropolitan Bank Holding Corp. 33,463 2,956
Mid Penn Bancorp, Inc. 45,877 1,513
Midland States Bancorp, Inc. 4,813 125
Millrose Properties, Inc. Class A(ö) 5,521 169
Moelis & Co. Class A 5,779 376
National Bank Holdings Corp. Class A 77,870 3,325

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 71
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nelnet, Inc. Class A 874 124
NerdWallet, Inc. Class A(Æ) 11,383 123
NETSTREIT Corp.(ö) 148,070 3,046
Newmark Group, Inc. Class A 28,403 458
NexPoint Residential Trust, Inc.(ö) 6,973 201
NMI Holdings, Inc. Class A(Æ) 14,829 574
NNN REIT, Inc.(ö) 15,894 696
Northeast Bank 15,823 1,968
Northpointe Bancshares, Inc. 95,693 1,706
Northwest Bancshares, Inc. 20,025 277
OceanFirst Financial Corp. 39,497 753
Octave Specialty Group, Inc.(Æ) 19,897 88
OFG Bancorp 11,610 534
Outfront Media, Inc.(ö) 37,181 1,147
Pagseguro Digital, Ltd. Class A 49,190 493
Paysign, Inc.(Æ) 18,962 124
Peapack-Gladstone Financial Corp. 49,148 2,052
PennyMac Financial Services, Inc. 4,642 419
Perella Weinberg Partners(Ð) 171,502 3,900
Phillips Edison & Co., Inc.(ö) 3,717 149
Piedmont Realty Trust, Inc. Class A(Æ)(ö) 17,212 144
Piper Sandler Cos. 5,793 505
Popular, Inc. 15,246 2,292
PRA Group, Inc.(Æ) 7,881 172
Preferred Bank 4,538 430
Primerica, Inc. 2,630 740
Prosperity Bancshares, Inc. 13,847 964
Provident Financial Services, Inc. 12,255 278
Radian Group, Inc. 12,997 466
Rayonier, Inc.(ö) 125,531 2,663
Real Brokerage, Inc. (The)(Æ)(Ð) 233,901 491
Regional Management Corp.(Ð) 938 35
Reinsurance Group of America, Inc. Class
A(Û) 5,005 1,058
Renasant Corp. 32,051 1,279
Ridgepost Capital, Inc. Class A 264,263 2,096
Riot Platforms, Inc.(Æ) 30,975 534
RMR Group, Inc. (The) Class A 15,865 283
Ryman Hospitality Properties, Inc.(ö) 4,730 497
S&T Bancorp, Inc. 9,191 406
Seacoast Banking Corp. of Florida 52,723 1,659
Selective Insurance Group, Inc. 5,120 430
ServisFirst Bancshares, Inc. 1,706 136
SiriusPoint, Ltd.(Æ) 40,977 959
SL Green Realty Corp.(ö) 9,896 420
Slide Insurance Holdings, Inc.(Æ)(Ð) 49,908 931
SmartFinancial, Inc. 43,275 1,815
South Plains Financial, Inc. 41,247 1,694
SouthState Bank Corp. 11,453 1,119
Stewart Information Services Corp. 9,955 697
Stifel Financial Corp.(Û) 4,527 357
Stock Yards Bancorp, Inc. 35,405 2,561
StoneX Group, Inc.(Æ)(Ð) 18,479 1,959
Stratus Properties, Inc.(Æ) 28,951 876
TeraWulf, Inc.(Æ) 111,567 2,424
Texas Capital Bancshares, Inc. 6,438 648
Third Coast Bancshares, Inc.(Æ) 1,063 40
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tiptree, Inc. Class A 41,510 716
Towne Bank 67,678 2,407
Transcontinental Realty Investors, Inc.(Æ) 4,937 175
TriCo Bancshares 25,733 1,294
Triumph Financial, Inc.(Æ) 51,772 3,504
TWFG, Inc.(Æ)(Ð) 1,760 33
UL Solutions, Inc. Class A 22,711 2,055
UMB Financial Corp. 5,365 677
UMH Properties, Inc.(ö) 125,877 1,957
United Community Banks, Inc. 13,740 458
United Fire Group, Inc. 11,538 465
Universal Insurance Holdings, Inc. 5,171 205
Univest Financial Corp. 7,216 274
Unum Group(Û) 17,270 1,388
Upstart Holdings, Inc.(Æ) 1,143 36
Valley National Bancorp 52,647 714
Vestis Corp.(Æ)(Ð) 5,730 56
Walker & Dunlop, Inc. 17,146 863
WesBanco, Inc. 65,944 2,267
WisdomTree, Inc. 51,798 881
World Acceptance Corp.(Æ) 864 127
Xenia Hotels & Resorts, Inc.(ö) 3,091 50
Zions Bancorp NA(Ð)(Û) 19,239 1,220
194,793
Health Care - 15.7%
10X Genomics, Inc. Class A(Æ) 49,643 1,095
Abivax SA - ADR(Æ) 11,892 1,396
Aclaris Therapeutics, Inc.(Æ) 112,005 486
Adaptive Biotechnologies Corp.(Æ)(Ð) 3,027 43
ADC Therapeutics SA(Æ) 72,294 273
ADMA Biologics, Inc.(Æ) 217,501 2,229
agilon health, Inc.(Æ) 4,304 120
Agios Pharmaceuticals, Inc.(Æ)(Ð) 9,533 267
Akebia Therapeutics, Inc.(Æ)(Ð) 55,056 76
Aldeyra Therapeutics, Inc.(Æ) 20,469 31
Alector, Inc.(Æ) 17,404 41
Align Technology, Inc.(Æ)(Ð) 1,690 297
Alignment Healthcare, Inc.(Æ) 358 8
Alkermes PLC(Æ) 12,259 413
Allogene Therapeutics, Inc.(Æ) 46,472 99
Alumis, Inc.(Æ) 25,105 620
Amylyx Pharmaceuticals, Inc.(Æ) 17,046 273
AnaptysBio, Inc. 3,894 256
AngioDynamics, Inc.(Æ) 12,935 142
ANI Pharmaceuticals, Inc.(Æ) 39,842 3,165
Annexon, Inc.(Æ) 127,169 746
Apogee Therapeutics, Inc.(Æ) 10,765 892
Aquestive Therapeutics, Inc.(Æ) 77,500 318
Arcturus Therapeutics Holdings, Inc.(Æ) 10,462 90
Arcus Biosciences, Inc.(Æ) 19,071 486
Ardent Health, Inc.(Æ) 8,002 78
Arrowhead Pharmaceuticals, Inc.(Æ) 30,521 2,243
Arvinas, Inc.(Æ)(Ð) 40,496 401
Ascendis Pharma A/S(Æ) 6,060 1,390
Astrana Health, Inc.(Æ)(Ð) 1,080 37
Atrium Therapeutics ,Inc.(Æ) 385 5

See accompanying notes which are an integral part of the financial statements.
72 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 25,134 387
Avanos Medical, Inc.(Æ) 27,806 685
Aveanna Healthcare Holdings, Inc.(Æ)(Ð) 121,660 796
Axogen, Inc.(Æ) 14,552 629
Axsome Therapeutics, Inc.(Æ) 5,329 1,107
Azenta, Inc.(Æ) 21,985 540
Beam Therapeutics, Inc.(Æ)(Ð) 29,957 909
Benitec Biopharma, Inc.(Æ) 39,521 476
Beta Bionics, Inc.(Æ) 6,458 66
BioAge Labs, Inc.(Æ) 19,718 332
BioCryst Pharmaceuticals, Inc.(Æ) 49,207 451
BioLife Solutions, Inc.(Æ) 90,656 1,911
Bio-Rad Laboratories, Inc. Class A(Æ) 1,982 555
BridgeBio Pharma, Inc.(Æ) 60,990 4,337
BrightSpring Health Services, Inc.(Æ) 5,284 253
CareDx, Inc.(Æ) 126,259 2,627
Caribou Biosciences, Inc.(Æ) 15,964 30
Caris Life Sciences, Inc.(Æ) 6,051 115
Carlsmed, Inc.(Æ) 50,314 447
Celcuity, Inc.(Æ) 16,035 1,946
Cerus Corp.(Æ) 142,480 289
CG Oncology, Inc.(Æ) 25,094 1,675
Charles River Laboratories International,
Inc.(Æ) 3,328 556
Cogent Biosciences, Inc.(Æ) 77,659 2,779
CONMED Corp. 8,114 297
Corcept Therapeutics, Inc.(Æ)(Ð) 14,951 696
Crinetics Pharmaceuticals, Inc.(Æ) 9,933 385
CRISPR Therapeutics AG(Æ) 4,880 255
Cytek Biosciences, Inc.(Æ) 279,175 1,273
Cytokinetics, Inc.(Æ) 32,263 2,064
DBV Technologies SA - ADR(Æ) 22,707 477
Definitive Healthcare Corp.(Æ) 14,076 13
Definium Therapeutics, Inc.(Æ) 16,516 361
Design Therapeutics, Inc.(Æ)(Ð) 6,723 91
Dianthus Therapeutics, Inc.(Æ) 25,071 2,201
Edgewise Therapeutics, Inc.(Æ) 8,325 258
Editas Medicine, Inc.(Æ) 27,728 83
Enanta Pharmaceuticals, Inc.(Æ) 20,999 292
Enhabit, Inc.(Æ) 38,747 532
Enliven Therapeutics, Inc.(Æ) 6,157 254
Ensign Group, Inc. (The) 3,367 629
Entrada Therapeutics, Inc.(Æ)(Ð) 3,675 50
Erasca, Inc.(Æ) 35,949 383
Exelixis, Inc.(Æ) 38,315 1,703
EyePoint, Inc.(Æ) 22,338 295
First Tracks Biotherapeutics, Inc.(Æ) 3,894 91
Forte Biosciences, Inc.(Æ) 16,639 444
Fortrea Holdings, Inc.(Æ)(Ð) 19,541 225
Fulcrum Therapeutics, Inc.(Æ) 26,761 191
Fulgent Genetics, Inc.(Æ)(Ð) 25,794 392
GeneDx Holdings Corp.(Æ)(Ð) 2,994 188
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 7,294 62
Glaukos Corp.(Æ) 3,762 540
GoodRx Holdings, Inc. Class A(Æ)(Ð) 21,709 51
Gossamer Bio, Inc.(Æ) 36,513 13
GRAIL, Inc.(Æ)(Ð) 1,095 60
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guardant Health, Inc.(Æ) 31,096 2,708
Guardian Pharmacy Services, Inc. Class
A(Æ) 46,834 1,738
Halozyme Therapeutics, Inc.(Æ) 23,854 1,519
HealthEquity, Inc.(Æ) 22,701 1,862
Hinge Health, Inc. Class A(Æ) 1,505 67
Icon PLC(Æ) 6,127 725
IDEAYA Biosciences, Inc.(Æ) 17,725 516
Innoviva, Inc.(Æ) 102,214 2,350
Inogen, Inc.(Æ) 6,235 44
Insmed, Inc.(Æ) 6,316 861
Inspire Medical Systems, Inc.(Æ)(Ð) 119 7
Integer Holdings Corp.(Æ) 3,729 330
Intellia Therapeutics, Inc.(Æ)(Ð) 19,118 258
Inventiva SACA - ADR(Æ) 35,424 182
iRadimed Corp. 34,251 2,858
IRhythm Holdings, Inc.(Æ) 4,595 594
Ironwood Pharmaceuticals, Inc. Class A(Æ) 33,768 139
Jade Biosciences, Inc.(Æ) 26,050 636
Joint Corp. (The)(Æ) 109,209 969
Kailera Therapeutics, Inc.(Æ) 10,837 271
Keros Therapeutics, Inc.(Æ) 14,690 163
KORU Medical Systems, Inc.(Æ) 75,979 303
Krystal Biotech, Inc.(Æ) 6,492 1,703
Kura Oncology, Inc.(Æ) 11,552 102
Kymera Therapeutics, Inc.(Æ) 8,177 663
Lantheus Holdings, Inc.(Æ)(Ð) 11,934 1,010
LB Pharmaceuticals, Inc.(Æ) 15,854 503
LeMaitre Vascular, Inc. 28,454 3,123
LENZ Therapeutics, Inc.(Æ) 3,150 28
Ligand Pharmaceuticals, Inc. Class B(Æ) 32,017 7,346
Lucid Diagnostics, Inc.(Æ) 636,580 681
Madrigal Pharmaceuticals, Inc.(Æ) 6,446 3,335
MannKind Corp.(Æ)(Ð) 17,385 49
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 26,905 99
Maze Therapeutics, Inc.(Æ)(Ð) 5,239 139
Medpace Holdings, Inc.(Æ) 1,384 579
MeiraGTx Holdings PLC(Æ) 5,009 46
Merit Medical Systems, Inc.(Æ) 12,704 866
Mineralys Therapeutics, Inc.(Æ) 34,054 908
Mirum Pharmaceuticals, Inc.(Æ) 20,688 2,013
Molina Healthcare, Inc.(Æ)(Û) 750 146
Monopar Therapeutics, Inc.(Æ) 4,906 256
Myriad Genetics, Inc.(Æ) 40,951 195
Natera, Inc.(Æ) 3,794 782
National HealthCare Corp. 5,178 897
Nektar Therapeutics(Æ) 20,950 1,782
Neurocrine Biosciences, Inc.(Æ)(Û) 11,047 1,455
NeuroPace, Inc.(Æ) 38,894 656
Newamsterdam Pharma Co. NV(Æ) 14,805 423
Novavax, Inc.(Æ)(Ð) 9,271 73
Novocure, Ltd.(Æ) 25,013 380
Nurix Therapeutics, Inc.(Æ) 23,374 390
Nuvalent, Inc. Class A(Æ) 16,896 1,694
Nuvation Bio, Inc.(Æ) 40,339 180
Ocular Therapeutix, Inc.(Æ)(Ð) 33,232 311

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omada Health, Inc.(Æ) 6,651 97
Omnicell, Inc.(Æ)(Ð) 8,188 339
Option Care Health, Inc.(Æ) 66,227 1,346
OraSure Technologies, Inc.(Æ)(Ð) 10,548 32
Orthofix Medical, Inc.(Æ) 65,616 772
Oruka Therapeutics, Inc.(Æ) 11,212 767
Oscar Health, Inc. Class A(Æ)(Ð) 39,576 731
Pacific Biosciences of California, Inc.(Æ) 157,947 251
Palvella Therapeutics, Inc.(Æ) 3,078 395
Park Dental Partners, Inc.(Æ) 30,767 541
Pediatrix Medical Group, Inc.(Æ) 37,696 849
Pennant Group, Inc. (The)(Æ) 80,515 2,522
Personalis, Inc.(Æ) 34,640 191
Phathom Pharmaceuticals, Inc.(Æ) 28,031 314
Phibro Animal Health Corp. Class A 83,511 4,441
Phreesia, Inc.(Æ) 20,079 185
Praxis Precision Medicines, Inc.(Æ) 3,525 1,124
Prestige Consumer Healthcare, Inc.(Æ) 5,418 305
Prime Medicine, Inc.(Æ) 21,993 78
Protagonist Therapeutics, Inc.(Æ) 15,056 1,490
Prothena Corp. PLC(Æ) 22,298 247
PTC Therapeutics, Inc.(Æ) 54,366 3,537
Rapport Therapeutics, Inc.(Æ) 10,391 344
REGENXBIO, Inc.(Æ) 34,806 312
Relay Therapeutics, Inc.(Æ) 27,194 352
Revolution Medicines, Inc.(Æ) 6,158 888
Rezolute, Inc.(Æ)(Ð) 14,788 47
Rhythm Pharmaceuticals, Inc.(Æ) 15,931 1,296
Rigel Pharmaceuticals, Inc.(Æ) 13,724 397
Rocket Pharmaceuticals, Inc.(Æ) 8,500 30
Roivant Sciences, Ltd.(Æ) 10,859 310
RxSight, Inc.(Æ) 52,634 372
Sana Biotechnology, Inc.(Æ)(Ð) 32,159 106
Scholar Rock Holding Corp.(Æ) 11,624 542
Select Medical Holdings Corp. 38,501 632
Septerna, Inc.(Æ)(Ð) 1,486 35
SIGA Technologies, Inc. 8,571 39
Sionna Therapeutics, Inc.(Æ) 8,456 327
Spyre Therapeutics, Inc.(Æ) 15,757 1,173
STAAR Surgical Co.(Æ)(Ð) 7,186 189
Stevanato Group SpA 60,296 1,025
Supernus Pharmaceuticals, Inc.(Æ) 12,749 612
Tandem Diabetes Care, Inc.(Æ) 29,805 582
Tarsus Pharmaceuticals, Inc.(Æ) 17,682 1,125
Teleflex, Inc. 2,973 368
TG Therapeutics, Inc.(Æ) 20,898 706
Travere Therapeutics, Inc.(Æ)(Ð) 46,581 1,962
Trevi Therapeutics, Inc.(Æ) 21,555 297
Twist Bioscience Corp.(Æ) 9,968 583
Tyra Biosciences, Inc.(Æ)(Ð) 14,318 498
UFP Technologies, Inc.(Æ) 10,131 1,941
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 24,057 594
UroGen Pharma, Ltd.(Æ) 12,450 297
Vanda Pharmaceuticals, Inc.(Æ) 20,904 148
Varex Imaging Corp.(Æ) 11,615 135
Vera Therapeutics, Inc.(Æ) 5,699 203
Vir Biotechnology, Inc.(Æ)(Ð) 16,565 169
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viridian Therapeutics, Inc.(Æ)(Ð) 16,544 223
Xenon Pharmaceuticals, Inc.(Æ) 17,633 988
Xeris Biopharma Holdings, Inc.(Æ)(Ð) 64,721 396
Zymeworks, Inc.(Æ)(Ð) 8,931 246
149,719
Materials and Processing - 8.8%
AAON, Inc. 13,430 1,253
Acuity, Inc. 4,374 1,267
AdvanSix, Inc. 76,346 1,883
Albemarle Corp. 9,255 1,820
Alcoa Corp. 6,891 440
Algoma Steel Group, Inc. 191,881 896
American Vanguard Corp.(Æ) 55,675 160
Ardagh Metal Packaging SA 36,927 142
Ashland, Inc. 19,375 1,032
Aspen Aerogels, Inc.(Æ)(Ð) 30,550 113
Avient Corp. 41,478 1,538
Belden, Inc. 7,227 813
Boise Cascade Co. 6,194 491
BrightView Holdings, Inc. 90,510 1,077
Builders FirstSource, Inc.(Æ)(Ð) 1,190 94
Caledonia Mining Corp. PLC 4,738 109
Capstone Copper Corp.(Æ) 106,876 891
Carpenter Technology Corp. 2,187 937
Celanese Corp. Class A(Ð) 31,862 2,159
Century Aluminum Co.(Æ) 9,818 584
Clearwater Paper Corp.(Æ) 5,625 77
Codexis, Inc.(Æ) 20,650 58
Commercial Metals Co. 41,404 2,855
Constellium SE(Æ) 45,086 1,410
Contango Silver & Gold Inc.(Æ) 28,809 661
Core & Main, Inc. Class A(Æ) 10,490 528
Crown Holdings, Inc. 14,683 1,444
Darling Ingredients, Inc.(Æ)(Û) 25,133 1,614
Fabrinet(Æ) 4,449 3,041
Ferroglobe PLC(Ð) 269,575 1,251
FMC Corp. 27,391 421
Global Industrial Co. 1,604 53
Gold.com, Inc. 6,045 273
Greif, Inc. Class A 23,881 1,558
H.B. Fuller Co. 22,875 1,384
Hudson Technologies, Inc.(Æ) 40,970 256
Huntsman Corp.(Ð) 125,052 1,797
Ingevity Corp.(Æ) 8,809 671
Innospec, Inc. 30,233 2,306
Installed Building Products, Inc. 1,144 330
Insteel Industries, Inc. 32,667 855
James Hardie Industries PLC(Æ)(Ð) 38,745 813
JELD-WEN Holding, Inc.(Æ)(Ð) 30,449 42
Karat Packaging, Inc. 93,680 2,688
Knife River Corp.(Æ) 4,881 452
Koppers Holdings, Inc. 36,620 1,495
Kronos Worldwide, Inc. 158,763 1,181
Legence Corp. Class A(Æ)(Ð) 7,946 691
Louisiana-Pacific Corp. 26,068 1,882
LSI Industries, Inc. 11,195 272

See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Magnera Corp.(Æ) 12,755 127
Masco Corp. 4,189 301
Mativ Holdings, Inc. 160,674 1,491
Metallus, Inc.(Æ) 96,739 1,861
Modine Manufacturing Co.(Æ) 9,990 2,544
Myers Industries, Inc. 106,390 2,193
NWPX Infrastructure, Inc.(Æ) 6,847 673
O-I Glass, Inc.(Æ) 21,591 197
Orion SA 52,848 397
Pool Corp. 5,253 1,121
Quaker Chemical Corp. 8,276 1,125
Ranpak Holdings Corp.(Æ) 172,746 879
Rayonier Advanced Materials, Inc.(Æ) 52,225 496
Reliance, Inc.(Ð) 3,885 1,408
Resideo Technologies, Inc.(Æ) 26,076 1,079
Rush Enterprises, Inc. Class A 8,324 616
ScanSource, Inc.(Æ) 3,336 137
Simpson Manufacturing Co., Inc. 7,926 1,512
Solstice Advanced Materials Inc. 910 75
Sonoco Products Co. 9,191 459
SPX Technologies, Inc.(Æ) 4,724 1,034
Stepan Co. 82,501 4,128
Taseko Mines, Ltd.(Æ) 83,208 596
thyssenkrupp AG 97,036 1,149
Timken Co. (The) 23,922 2,653
Trex Co., Inc.(Æ) 23,755 931
Unifi, Inc.(Æ) 1,491 5
US Gold Corp.(Æ) 41,632 684
Vox Royalty Corp. 119,253 613
Watsco, Inc.(Ð) 3,995 1,749
Worthington Enterprises, Inc. 6,981 379
Worthington Steel, Inc. 46,475 1,786
84,456
Producer Durables - 19.8%
908 Devices, Inc.(Æ) 50,671 346
ABM Industries, Inc. 34,977 1,427
ACCO Brands Corp. 73,585 236
ADT, Inc. 133,685 1,007
Alamo Group, Inc. 2,770 480
Albany International Corp. Class A 37,693 2,188
Allegiant Travel Co. Class A(Æ) 3,400 257
Allient, Inc. 11,148 849
American Superconductor Corp.(Æ) 50,694 2,714
AMN Healthcare Services, Inc.(Æ) 65,794 1,347
Amprius Technologies, Inc.(Æ) 81,636 1,719
ArcBest Corp.(Ð) 22,000 2,807
Arcosa, Inc. 6,322 800
Ardmore Shipping Corp. 104,385 1,850
Argan, Inc. 8,670 5,809
Arhaus, Inc. 12,498 93
Ascent Industries Co.(Æ) 41,376 603
Astronics Corp.(Æ) 2,917 208
Babcock & Wilcox Enterprises(Æ) 9,741 153
Barrett Business Services, Inc. 6,923 218
Bloom Energy Corp. Class A(Æ) 9,540 2,703
Bowman Consulting Group, Ltd.(Æ) 58,505 1,846
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brink's Co. (The) 5,428 579
BWX Technologies, Inc. 4,893 1,059
Cactus, Inc. Class A 24,720 1,377
Cardinal Infrastructure Group, Inc. Class
A(Æ) 27,056 1,435
Casella Waste Systems, Inc. Class A(Æ) 17,498 1,387
CECO Environmental Corp.(Æ) 23,448 1,738
Champion Homes, Inc.(Æ) 15,934 1,215
Copa Holdings SA Class A 2,909 337
Covenant Logistics Group, Inc. Class A 109,257 3,809
Cross Country Healthcare, Inc.(Æ) 141,888 1,436
Custom Truck One Source, Inc.(Æ) 105,414 1,038
Deluxe Corp. 116,051 3,615
DHT Holdings, Inc. 35,802 662
Dorian LPG, Ltd. 16,306 629
Ducommun, Inc.(Æ) 5,244 744
Dycom Industries, Inc.(Æ) 2,499 1,035
EMCOR Group, Inc.(Û) 2,837 2,530
Energy Recovery, Inc.(Æ) 24,861 275
Energy Services of America Corp. 7,244 123
ESCO Technologies, Inc. 2,641 856
Federal Signal Corp. 15,107 1,860
Flowserve Corp. 15,290 1,126
Fluor Corp.(Æ)(Ð) 35,680 1,904
Fox Factory Holding Corp.(Æ) 14,288 254
Franklin Covey Co.(Æ)(Ð) 3,041 64
Franklin Electric Co., Inc. 10,633 1,065
Frontier Group Holdings, Inc.(Æ) 321,808 1,168
FTAI Aviation, Ltd. 846 211
FTI Consulting, Inc.(Æ)(Û) 5,247 941
GATX Corp. 762 149
Gorman-Rupp Co. (The) 4,688 355
Graco, Inc. 8,905 715
Greenbrier Cos., Inc. (The) 46,684 2,293
GXO Logistics, Inc.(Æ) 22,046 1,260
Helios Technologies, Inc. 10,028 686
Herc Holdings, Inc. Class W 4,550 578
Hillman Solutions Corp.(Æ) 76,773 626
HNI Corp. 8,315 304
Holley, Inc.(Æ) 377,269 1,245
Hub Group, Inc. Class A 61,241 2,684
Huntington Ingalls Industries, Inc. 4,125 1,503
Hyster-Yale, Inc.(Ð) 31,550 1,245
I3 Verticals, Inc. Class A(Æ) 122,985 2,773
ICF International, Inc. 3,605 258
Insperity, Inc. 14,957 532
Itron, Inc.(Æ) 5,658 474
JetBlue Airways Corp.(Æ) 136,800 637
Kelly Services, Inc. Class A 9,364 91
Kennametal, Inc. 67,794 2,624
Kforce, Inc. 99,057 4,478
Knight-Swift Transportation Holdings, Inc. 27,187 1,764
Korn Ferry 22,450 1,492
Lamb Weston Holdings, Inc.(Û) 25,053 1,091
Landstar System, Inc.(Û) 4,700 865
Latham Group, Inc.(Æ) 10,262 62
Liquidity Services, Inc.(Æ) 26,241 936

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Littelfuse, Inc. 3,232 1,306
Mama's Creations, Inc.(Æ) 102,839 1,459
Manitowoc Co., Inc. (The)(Æ) 82,286 1,118
ManpowerGroup, Inc. 17,142 519
MarketAxess Holdings, Inc. 4,497 707
Marten Transport, Ltd. 346,885 5,231
Matson, Inc. 3,483 608
Maximus, Inc. 14,274 937
Mercury Systems, Inc.(Æ) 11,823 933
Mesa Laboratories, Inc.(Ð) 38,314 3,831
Methode Electronics, Inc. 7,678 62
Microvast Holdings, Inc.(Æ) 113,770 220
Miller Industries, Inc. 24,233 1,163
MillerKnoll, Inc. 249,000 4,004
MSC Industrial Direct Co., Inc. Class A 20,989 2,147
Mueller Industries, Inc. 4,607 624
MYR Group, Inc.(Æ) 5,754 2,329
Nextpower, Inc. Class A(Æ) 7,613 907
Nexxen International, Ltd.(Æ) 34,970 257
Nordic American Tankers, Ltd. 236 1
Onterris, Inc.(Æ) 30,243 637
Orion Group Holdings, Inc.(Æ) 37,455 510
Pangaea Logistics Solutions, Ltd. 12,183 93
Park Aerospace Corp. 16,839 570
Paylocity Holding Corp.(Æ) 9,437 996
Payoneer Global, Inc.(Æ)(Ð) 47,540 237
Paysafe, Ltd.(Æ) 7,021 63
Perma-Pipe International Holdings, Inc.(Æ) 6,279 206
Phinia, Inc. 9,777 705
Pitney Bowes, Inc. 60,740 939
Powell Industries, Inc.(Ð) 5,862 1,625
Primoris Services Corp. 6,834 1,238
Priority Technology Holdings, Inc.(Æ) 65,112 337
Proficient Auto Logistics, Inc.(Æ) 167,246 1,229
PROG Holdings, Inc. 14,220 510
Public Policy Holding Co, Inc. 71,370 1,001
Radiant Logistics, Inc.(Æ) 194,333 1,634
Ralliant Corp. 6,210 282
Regal Rexnord Corp. 6,785 1,459
Resources Connection, Inc. 7,027 30
Robert Half, Inc. 61,940 1,648
RXO, Inc.(Æ) 62,424 1,247
Ryder System, Inc.(Ð)(Û) 5,723 1,452
Ryerson Holding Corp. 2,360 65
Saia, Inc.(Æ)(Û) 9,516 4,271
Schneider National, Inc. Class B(Ð)(Û) 76,007 2,363
Scorpio Tankers, Inc. 15,506 1,261
Scotts Miracle-Gro Co. (The) Class A(Ð) 39,193 2,457
Sight Sciences, Inc.(Æ) 71,739 293
SkyWest, Inc.(Æ) 6,761 555
Sleep Number Corp.(Æ) 9,803 30
Star Bulk Carriers Corp. 46,433 1,167
Sterling Infrastructure, Inc.(Æ) 8,393 4,328
StoneCo, Ltd. Class A 46,273 508
Stoneridge, Inc.(Æ) 137,398 962
Strattec Security Corp.(Æ) 1,295 97
TAT Technologies, Ltd.(Æ) 14,576 535
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teekay Tankers, Ltd. Class A 17,734 1,393
Tennant Co. 27,048 2,246
Terex Corp. 19,801 1,232
Thermon Group Holdings, Inc.(Æ) 20,153 1,219
Tidewater, Inc.(Æ) 8,611 769
Titan International, Inc.(Æ) 9,507 72
Titan Machinery, Inc.(Æ) 72,402 1,514
TopBuild Corp.(Æ) 3,290 1,457
Toro Co. (The) 12,668 1,206
Trade Desk, Inc. (The) Class A(Æ)(Ð) 3,029 71
TriNet Group, Inc. 10,731 491
TrueBlue, Inc.(Æ) 247,605 1,359
Tutor Perini Corp. 17,221 1,600
UFP Industries, Inc. 25,434 2,276
U-Haul Holding Co.(Æ) 5,208 267
UniFirst Corp. 1,951 499
V2X, Inc.(Æ) 20,275 1,375
Werner Enterprises, Inc. 183,502 6,766
Willdan Group, Inc.(Æ) 13,394 1,018
Willscot Holdings Corp. 22,009 498
Xerox Holdings Corp. 112,658 253
ZipRecruiter, Inc. Class A(Æ) 25,575 75
189,411
Technology - 14.6%
3D Systems Corp.(Æ) 34,939 86
8x8, Inc.(Æ) 272,912 524
A10 Networks, Inc. 49,334 1,316
ACI Worldwide, Inc.(Æ) 15,729 680
ACM Research, Inc. Class A(Æ)(Ð)(Û) 21,349 1,104
ADTRAN Holdings, Inc.(Æ)(Ð) 2,650 47
Alpha & Omega Semiconductor, Ltd.(Æ) 9,760 424
Ambarella, Inc.(Æ) 15,110 1,040
Amplitude, Inc. Class A(Æ) 29,050 207
Angi, Inc.(Æ)(Ð) 16,150 119
Appfolio, Inc. Class A(Æ) 2,911 486
Appian Corp. Class A(Æ) 32,085 667
Arteris, Inc.(Æ) 10,141 294
Asana, Inc. Class A(Æ) 35,906 227
Atlassian Corp. Class A(Æ) 1,118 77
Aviat Networks, Inc.(Æ) 15,183 348
Axcelis Technologies, Inc.(Æ) 1,063 148
Backblaze, Inc. Class A(Æ) 21,472 92
Bandwidth, Inc. Class A(Æ)(Û) 2,377 88
Benchmark Electronics, Inc. 12,435 1,020
BigBear.ai Holdings, Inc.(Æ) 13,019 52
BK Technologies Corp.(Æ) 5,385 519
Blend Labs, Inc. Class A(Æ)(Ð) 36,200 53
Box, Inc. Class A(Æ) 17,862 432
Bumble, Inc. Class A(Æ)(Ð) 42,761 177
C3.ai, Inc. Class A(Æ)(Ð) 24,195 214
Calix, Inc.(Æ) 14,684 640
Cargurus, Inc.(Æ)(Û) 18,264 666
Cars.com, Inc.(Æ) 23,245 255
Chime Financial, Inc. Class A(Æ) 61,600 1,347
Ciena Corp.(Æ) 3,469 1,830
Cirrus Logic, Inc.(Æ)(Ð)(Û) 10,066 1,642

See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Clear Secure, Inc. Class A 21,672 1,157
Climb Global Solutions, Inc.(Ð) 9,529 159
Commerce.com, Inc.(Æ) 23,479 66
CommVault Systems, Inc.(Æ) 11,683 1,155
Conduent, Inc.(Æ) 20,119 34
Consensus Cloud Solutions, Inc. Class
W(Æ) 61,416 1,589
Crane NXT Co. 23,371 1,044
Credo Technology Group Holding, Ltd.(Æ) 6,176 1,075
Cricut, Inc. Class A(Ð) 10,159 44
CS Disco, Inc.(Æ) 81,407 352
CSG Systems International, Inc. 5,560 447
DigitalOcean Holdings, Inc.(Æ)(Ð) 30,949 2,984
Diodes, Inc.(Æ) 21,205 2,272
DocuSign, Inc.(Æ) 1,399 64
Domo, Inc. Class B(Æ)(Ð) 13,991 50
Dropbox, Inc. Class A(Æ)(Ð) 41,962 1,019
D-Wave Quantum, Inc.(Æ) 39,602 803
eGain Corp.(Æ) 4,271 32
ePlus, Inc. 7,795 660
Etsy, Inc.(Æ) 20,145 1,296
Everpure, Inc. Class A(Æ)(Ð) 25,250 1,804
EverQuote, Inc. Class A(Æ) 19,673 284
Evolent Health, Inc. Class A(Æ) 30,798 115
FormFactor, Inc.(Æ) 16,843 2,289
Frequency Electronics, Inc.(Æ) 10,693 536
GCI Liberty, Inc. Class C(Æ) 45,788 1,568
Graham Corp.(Æ) 14,986 1,427
Grindr, Inc.(Æ) 11,827 158
Harmonic, Inc.(Æ) 27,592 315
Ichor Holdings, Ltd.(Æ) 24,836 1,638
IDT Corp. Class B(Û) 3,869 194
Ingram Micro Holding Corp.(Ð) 12,299 378
Inseego Corp.(Æ) 49,090 895
Insight Enterprises, Inc.(Æ)(Ð) 6,134 447
IonQ, Inc.(Æ) 28,217 1,273
Ituran Location and Control, Ltd. 9,082 523
Kaltura, Inc.(Æ) 462,682 634
KBR, Inc. 8,874 333
Kimball Electronics, Inc.(Æ) 15,675 423
Kopin Corp.(Æ) 409,433 1,826
Kulicke & Soffa Industries, Inc. 8,893 760
Lantronix, Inc.(Æ) 6,500 44
LightPath Technologies, Inc. Class A(Æ) 93,938 1,203
Lumentum Holdings, Inc.(Æ) 3,715 3,352
MACOM Technology Solutions Holdings,
Inc.(Æ) 7,552 2,127
Manhattan Associates, Inc.(Æ) 7,265 1,002
Maplebear, Inc.(Æ)(Ð) 34,217 1,449
Marqeta, Inc. Class A(Æ) 163,282 709
Match Group, Inc.(Ð)(Û) 42,955 1,607
MediaAlpha, Inc. Class A(Æ) 9,895 84
Millicom International Cellular SA 15,100 1,282
Napco Security Technologies, Inc. 61,712 2,885
nCino, Inc.(Æ) 118,288 2,068
NCR Voyix Corp.(Æ) 77,171 532
NETGEAR, Inc.(Æ) 8,511 215
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Netskope, Inc. Class A(Æ) 28,924 288
Nextdoor Holdings, Inc.(Æ)(Ð) 32,948 53
nLight, Inc.(Æ) 20,218 1,412
Nutanix, Inc. Class A(Æ) 36,680 1,500
Nutex Health, Inc.(Æ) 2,398 286
NVE Corp. 33,928 2,809
Ondas, Inc.(Æ) 15,868 159
OneSpan, Inc. 193,866 2,245
Onto Innovation, Inc.(Æ)(Ð)(Û) 11,210 3,308
Ooma, Inc.(Æ) 38,882 635
PagerDuty, Inc.(Æ) 33,139 220
PAR Technology Corp.(Æ) 23,435 315
PC Connection, Inc. 104 7
PDF Solutions, Inc.(Æ) 130,336 5,585
Pegasystems, Inc. 110,144 4,026
Pinterest, Inc. Class A(Æ)(Ð) 6,999 138
Planet Labs PBC(Æ) 76,890 2,843
Playtika Holding Corp. 52,646 192
Plexus Corp.(Æ) 3,010 754
Porch Group, Inc.(Æ) 61,197 589
Power Integrations, Inc. 4,115 299
Preformed Line Products Co. 5,268 1,750
PubMatic, Inc. Class A(Æ) 10,736 105
Qualys, Inc.(Æ) 3,234 281
Quantum Computing, Inc.(Æ) 9,713 88
Radcom, Ltd.(Æ) 56,226 897
Rambus, Inc.(Æ) 21,813 2,511
Rapid7, Inc.(Æ) 23,942 141
Red Violet, Inc.(Æ) 15,884 595
Ribbon Communications, Inc.(Æ) 13,382 35
Roku, Inc.(Æ)(Û) 13,886 1,619
Sandisk Corp.(Æ)(Û) 2,119 2,324
Satellogic Inc. Class A(Æ) 17,599 114
Semtech Corp.(Æ) 12,696 1,334
SentinelOne, Inc. Class A(Æ)(Ð) 62,968 892
Silicon Laboratories, Inc.(Æ) 2,870 625
Silicon Motion Technology Corp. - ADR 14,553 3,184
SiTime Corp.(Æ) 6,111 3,435
Snap, Inc. Class A(Æ)(Ð) 15,475 94
Sonos, Inc.(Æ) 43,403 644
SPS Commerce, Inc.(Æ) 3,465 194
TD SYNNEX Corp. 9,428 2,151
Telos Corp.(Æ) 9,934 42
Tenable Holdings, Inc.(Æ) 21,694 453
Teradata Corp.(Æ) 62,125 1,637
Thryv Holdings, Inc.(Æ)(Ð) 12,900 46
Tower Semiconductor, Ltd.(Æ) 3,103 686
TTEC Holdings, Inc.(Æ) 39,534 115
TTM Technologies, Inc.(Æ) 2,488 394
Tucows, Inc. Class A(Æ) 45,221 711
Ultra Clean Holdings, Inc.(Æ) 39,045 3,051
Unisys Corp.(Æ) 20,247 53
Upland Software, Inc.(Æ) 83,276 52
Varonis Systems, Inc.(Æ) 26,756 704
Veeco Instruments, Inc.(Æ) 26,661 1,329
Viavi Solutions, Inc. Class W(Æ) 40,474 2,121
Vishay Intertechnology, Inc. 111,267 3,223

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vistance Networks, Inc. 57,193 732
VTEX Class A(Æ) 425,664 1,601
Weave Communications, Inc.(Æ) 18,299 90
Workiva, Inc.(Æ) 29,853 1,597
Xperi, Inc.(Æ)(Ð) 9,291 62
Yelp, Inc. Class A(Æ)(Ð) 7,522 208
Zeta Global Holdings Corp. Class A(Æ) 39,587 729
139,814
Utilities - 2.5%
Artesian Resources Corp. Class A 26,328 824
ATN International, Inc. 214 6
BKV Corp.(Æ)(Ð) 57,712 1,820
Black Hills Corp. 12,799 964
California Resources Corp. 7,198 491
Chesapeake Utilities Corp. 4,190 528
CNX Resources Corp.(Æ) 14,642 570
Cogent Communications Holdings, Inc.(Ð) 12,650 286
Comstock Resources, Inc.(Æ)(Ð) 2,492 43
Consolidated Water Co., Ltd.(Û) 3,477 111
Excelerate Energy, Inc. Class A(Ð) 92,322 3,222
Genie Energy, Ltd. Class B 1,723 24
Golar LNG, Ltd. 15,664 861
Granite Ridge Resources, Inc. 23,644 143
Gulfport Energy Corp.(Æ) 3,273 630
Infinity Natural Resources, Inc. Class A(Æ) 68,789 1,121
MGE Energy, Inc. 10,902 875
New Jersey Resources Corp. 7,557 426
Northern Oil & Gas, Inc. 56,314 1,529
Oklo, Inc.(Æ) 4,546 330
ONE Gas, Inc. 9,569 854
Permian Resources Corp. Class A 46,128 997
Portland General Electric Co. 18,270 949
RGC Resources, Inc. 46,619 1,060
Riley Exploration Permian, Inc. 11,023 399
Southwest Gas Holdings, Inc. 4,693 441
Spire, Inc. 17,242 1,572
Tamboran Resources Corp.(Æ) 18,063 652
Telephone and Data Systems, Inc. 9,850 444
Unitil Corp. 25,559 1,341
23,513
Total Common Stocks
(cost $761,715) 946,710
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)
Rights 1,939 1
Inhibrx, Inc.(Æ)
Rights 21,895 14
Resolute Forest Products, Inc.(Æ)
Rights 33,567 48
Xerox Holdings Corp.(Æ)
2028 Warrants 31,119 6
Total Warrants and Rights
(cost $63) 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 41,490,305 (∞) 41,482
Total Short-Term Investments
(cost $41,481) 41,482
Total Investments - 103.4%
(identified cost $803,259) 988,261
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.2)%
Bally's Corp.(Æ) (1,043) (14)
Dave & Buster's Entertainment, Inc.(Æ) (6,937) (78)
Dutch Bros, Inc. Class A(Æ) (8,580) (494)
Joby Aviation, Inc.(Æ) (57,132) (525)
LGI Homes, Inc.(Æ) (3,527) (173)
Optimum Communications, Inc. Class A(Æ) (71,133) (112)
Strata Critical Medical, Inc.(Æ) (28,934) (145)
TechTarget Inc.(Æ) (1,300) (8)
Unusual Machines, Inc.(Æ) (1,663) (24)
Ziff Davis, Inc.(Æ) (9,268) (424)
(1,997)
Consumer Staples - (0.2)%
Cadiz, Inc.(Æ) (13,744) (60)
Celsius Holdings, Inc.(Æ) (7,151) (240)
Energizer Holdings, Inc. (21,450) (420)
Grocery Outlet Holding Corp.(Æ) (28,211) (223)
Lifevantage Corp. (1,158) (6)
Post Holdings, Inc.(Æ) (5,664) (593)
Quanex Building Products Corp. (7,322) (146)
Westrock Coffee Co.(Æ) (14,213) (84)
(1,772)
Energy - (0.5)%
American Resources Corp.(Æ) (18,037) (42)
ASP Isotopes, Inc.(Æ) (7,995) (42)
Centrus Energy Corp. Class A(Æ) (2,100) (443)
Core Laboratories, Inc. (10,839) (159)
Core Natural Resources, Inc. (6,686) (600)
DNOW, Inc.(Æ) (42,537) (574)
Flotek Industries, Inc.(Æ) (4,917) (83)
Hallador Energy Co.(Æ) (6,443) (100)
Innovex International, Inc.(Æ) (9,118) (253)
NextNRG, Inc.(Æ) (13,208) (5)
Plug Power, Inc.(Æ) (233,600) (731)
Ramaco Resources, Inc. Class A(Æ) (10,635) (158)
Shoals Technologies Group, Inc. Class A(Æ) (34,996) (278)
Solaris Energy Infrastructure, Inc. Class A (8,532) (630)
Uranium Energy Corp.(Æ) (35,854) (534)
Viper Energy, Inc. Class A (12,644) (624)
(5,256)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (53,617) (591)
Agree Realty Corp.(ö) (1,287) (99)
Arbor Realty Trust, Inc.(ö) (28,366) (224)
Atlantic Union Bankshares Corp. (14,978) (564)
Burke & Herbert Financial Services Corp. (1,638) (105)
Cipher Digital, Inc.(Æ) (3,575) (63)

See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dynex Capital, Inc.(ö) (36,623) (499)
Erie Indemnity Co. Class A (658) (144)
Flagstar Bank NA (7,524) (105)
Forum Markets Inc.(Æ) (6,000) (33)
FTAI Infrastructure, Inc. (40,536) (249)
Glacier Bancorp, Inc. (5,334) (262)
HA Sustainable Infrastructure Capital, Inc. (14,388) (604)
Hudson Pacific Properties, Inc.(Æ)(ö) (26,376) (243)
Lakeland Financial Corp. (1,919) (116)
NETSTREIT Corp.(ö) (3,433) (71)
Old National Bancorp (8,172) (196)
OppFi, Inc.(Æ) (5,941) (56)
Pinnacle Financial Partners, Inc. (5,981) (592)
Rithm Property Trust, Inc.(ö) (226) (3)
Rocket Cos., Inc. Class A(Æ) (9,461) (138)
Spire Global, Inc.(Æ) (6,278) (112)
Sunrise Realty Trust, Inc.(ö) (1,722) (13)
TIC Solutions, Inc.(Æ) (69,270) (633)
UWM Holdings Corp. (77,346) (274)
(5,989)
Health Care - (0.6)%
4D Molecular Therapeutics, Inc.(Æ) (8,866) (79)
Abeona Therapeutics, Inc.(Æ) (26,853) (147)
Acadia Healthcare Co., Inc.(Æ) (27,643) (716)
Achieve Life Sciences, Inc.(Æ) (9,874) (43)
Aclaris Therapeutics, Inc.(Æ) (24,428) (106)
Adicet Bio, Inc.(Æ) (3,394) (26)
ArriVent Biopharma, Inc.(Æ) (4,885) (152)
aTyr Pharma, Inc.(Æ) (18,047) (15)
Benitec Biopharma, Inc.(Æ) (2,860) (34)
CG Oncology, Inc.(Æ) (1,897) (127)
Community Health Systems, Inc.(Æ) (42,360) (120)
Contineum Therapeutics, Inc. Class A(Æ) (3,521) (45)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (4,762) (47)
CorMedix, Inc.(Æ) (13,800) (105)
Corvus Pharmaceuticals, Inc.(Æ) (2,798) (43)
ETON Pharmaceuticals, Inc.(Æ) (9,945) (240)
Evommune, Inc.(Æ) (2,607) (62)
Forte Biosciences, Inc.(Æ) (2,138) (57)
Immunovant, Inc.(Æ) (58) (2)
Inhibikase Therapeutics, Inc.(Æ) (8,500) (16)
Invivyd, Inc.(Æ) (11,908) (17)
Joint Corp. (The)(Æ) (1,207) (11)
Lifecore Biomedical, Inc.(Æ) (5,077) (26)
MapLight Therapeutics, Inc.(Æ) (2,761) (88)
Nakamoto, Inc.(Æ) (47,143) (8)
Oruka Therapeutics, Inc.(Æ) (6,699) (458)
Palisade Bio, Inc.(Æ) (27,923) (56)
Perspective Therapeutics, Inc.(Æ) (18,041) (70)
Precigen, Inc.(Æ) (43,590) (181)
PROCEPT BioRobotics Corp.(Æ) (9,834) (236)
Pursuit Attractions and Hospitality, Inc.(Æ) (4,807) (202)
RadNet, Inc.(Æ) (9,856) (557)
Rapport Therapeutics, Inc.(Æ) (6,225) (206)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revolution Medicines, Inc.(Æ) (5,633) (812)
Stereotaxis, Inc.(Æ) (1,900) (4)
Surgery Partners, Inc.(Æ) (16,477) (231)
Tenax Therapeutics, Inc.(Æ) (6,553) (86)
Vaxcyte, Inc.(Æ) (11,364) (650)
(6,081)
Materials and Processing - (0.2)%
Airjoule Technologies Corp.(Æ) (10,219) (31)
Dakota Gold Corp.(Æ) (12,926) (70)
Greif, Inc. Class A (4,307) (281)
Hawkins, Inc. (129) (22)
Ivanhoe Electric, Inc.(Æ) (22,088) (283)
Quaker Chemical Corp. (1,274) (173)
Royal Gold, Inc. (2,194) (512)
Sensient Technologies Corp. (1,692) (192)
US Gold Corp.(Æ) (3,750) (62)
(1,626)
Producer Durables - (0.9)%
908 Devices, Inc.(Æ) (2,181) (15)
AeroVironment, Inc.(Æ) (2,919) (569)
Bridger Aerospace Group Holdings, Inc.(Æ) (12,684) (26)
Casella Waste Systems, Inc. Class A(Æ) (5,474) (434)
CBIZ, Inc.(Æ) (19,942) (608)
Construction Partners, Inc. Class A(Æ) (5,099) (631)
CoreCivic, Inc.(Æ) (10,499) (215)
Dorman Products, Inc.(Æ) (1,018) (115)
Element Solutions, Inc. (7,424) (316)
First Advantage Corp.(Æ) (30,429) (388)
GEO Group, Inc. (The)(Æ) (23,505) (435)
I3 Verticals, Inc. Class A(Æ) (5,492) (124)
indie Semiconductor, Inc. Class A(Æ) (94,677) (427)
JBT Marel Corp. (4,998) (590)
Kadant, Inc. (1,328) (389)
Limbach Holdings, Inc.(Æ) (1,704) (170)
Mirion Technologies, Inc.(Æ) (23,549) (465)
NET Power, Inc.(Æ) (34,496) (66)
NuScale Power Corp.(Æ) (30,214) (376)
Red Cat Holdings, Inc.(Æ) (3,280) (38)
Sabre Corp.(Æ) (121,947) (223)
Standex International Corp. (1,375) (375)
Uniti Group, Inc.(Æ) (50,679) (600)
Willscot Holdings Corp. (30,454) (690)
(8,285)
Technology - (0.4)%
Bentley Systems, Inc. Class B (9,720) (317)
BlackSky Technology, Inc.(Æ) (7,911) (281)
Coherent Corp.(Æ) (1,275) (408)
Digimarc Corp.(Æ) (5,100) (37)
Exodus Movement, Inc. Class A(Æ) (1,300) (10)
Immersion Corp. (12,386) (76)
Impinj, Inc.(Æ) (2,305) (334)
KULR Technology Group, Inc.(Æ) (16,764) (43)
NCR Voyix Corp.(Æ) (22,291) (154)
NextNav, Inc.(Æ) (19,117) (354)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PAR Technology Corp.(Æ) (8,473) (114)
Powerfleet, Inc.(Æ) (40,638) (131)
Sanmina Corp.(Æ) (4,165) (907)
Serve Robotics Inc.(Æ) (4,292) (40)
TTM Technologies, Inc.(Æ) (4,457) (705)
Velo3D Inc.(Æ) (1,813) (25)
Vuzix Corp.(Æ) (17,200) (50)
(3,986)
Utilities - (0.2)%
Gogo, Inc.(Æ) (34,241) (143)
Kosmos Energy, Ltd.(Æ) (138,861) (428)
NextDecade Corp.(Æ) (30,862) (242)
Otter Tail Corp. (5,004) (446)
Prairie Operating Co.(Æ) (34,019) (41)
Sable Offshore Corp.(Æ) (2,537) (36)
Shenandoah Telecommunications Co. (7,823) (123)
(1,459)
Total Securities Sold Short
(proceeds $33,630) (36,451)
Other Assets and Liabilities,
Net - 0.4%
3,876
Net Assets - 100.0%
955,686

See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 311 USD 43,661 06/26 2,593
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,593
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 94,812 $ — $ —
$ —
$ 94,812
Consumer Staples 21,095 — —
—
21,095
Energy 49,097 — —
—
49,097
Financial Services 194,793 — —
—
194,793
Health Care 149,719 — —
—
149,719
Materials and Processing 84,456 — —
—
84,456
Producer Durables 189,411 — —
—
189,411
Technology 139,814 — —
—
139,814
Utilities 23,513 — —
—
23,513
Warrants and Rights 6 — 63 — 69
Short-Term Investments — — — 41,482 41,482
Total Investments
946,716 — 63 41,482 988,261
Securities Sold Short
*
(36,451) — — — (36,451)
Other Financial Instruments
Assets
Futures Contracts 2,593 — — — 2,593
Total Other Financial Instruments
**
$ 2,593 $ — $ — $ — $ 2,593
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,593
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,172 $ —
Foreign currency exchange contracts — 1
Total
$ 4,172 $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1,955 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 36,451 $ — $ 36,451
Total Financial and Derivative Liabilities
36,451 — 36,451
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 36,451 $ — $ 36,451
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 36,451 $ — $ 36,451 $ —
Total
$ 36,451 $ — $ 36,451 $ —
^ Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 803,259
Investments, at fair value(>) ........................................................................................................................................................
988,261
Foreign currency holdings(^) ....................................................................................................................................................... 10
Receivables:
Dividends and interest ...................................................................................................................................................... 338
Dividends from affiliated funds ....................................................................................................................................... 112
Investments sold ............................................................................................................................................................... 684
Fund shares sold ............................................................................................................................................................... 414
From broker(a) ................................................................................................................................................................. 1,648
Variation margin on futures contracts .............................................................................................................................. 2,594
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
994,065
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1
Investments purchased ..................................................................................................................................................... 399
Fund shares redeemed ...................................................................................................................................................... 735
Accrued fees to affiliates .................................................................................................................................................. 689
Other accrued expenses .................................................................................................................................................... 104
Securities sold short, at fair value(‡) ........................................................................................................................................... 36,451
Total liabilities ...........................................................................................................................................................
38,379
Net Assets ...............................................................................................................................................................
$ 955,686

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 199,086
Shares of beneficial interest .........................................................................................................................................................
330
Additional paid-in capital ............................................................................................................................................................
756,270
Net Assets ...............................................................................................................................................................
$ 955,686
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 41,482
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 10
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,648
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 33,630
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 28.22
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 29.94
Class A — Net assets ........................................................................................................................................................... $ 15,188,739
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 538,271
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 23.30
Class C — Net assets ........................................................................................................................................................... $ 5,935,934
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 254,791
Net asset value per share: Class M (#) .........................................................................................................................................
$ 28.91
Class M — Net assets .......................................................................................................................................................... $ 85,317,517
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,951,049
Net asset value per share: Class R6 (#) ........................................................................................................................................
$ 28.98
Class R6 — Net assets ......................................................................................................................................................... $ 829,334
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 28,621
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 28.98
Class S — Net assets ............................................................................................................................................................ $ 782,462,752
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 26,997,796
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 28.96
Class Y — Net assets ........................................................................................................................................................... $ 65,951,646
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,277,294
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,411
Dividend distributions from affiliated funds .................................................................................................................... 773
Interest .............................................................................................................................................................................. 59
Total investment income .............................................................................................................................................................
7,243
Expenses
Advisory fees ................................................................................................................................................................... 2,726
Administrative fees .......................................................................................................................................................... 183
Custodian fees .................................................................................................................................................................. 51
Distribution fees - Class A ............................................................................................................................................... 18
Distribution fees - Class C ............................................................................................................................................... 21
Transfer agent fees - Class A ........................................................................................................................................... 14
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 81
Transfer agent fees - Class S ............................................................................................................................................ 614
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 52
Registration fees ............................................................................................................................................................... 72
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 70
Dividends from securities sold short ................................................................................................................................ 128
Interest expense paid on securities sold short .................................................................................................................. 92
Miscellaneous .................................................................................................................................................................. 56
Expenses before reductions .............................................................................................................................................. 4,210
Expense reductions .......................................................................................................................................................... (180)
Net expenses ................................................................................................................................................................................
4,030
Net investment income (loss) .......................................................................................................................................................
3,213
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 29,465
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 4,172
Foreign currency exchange contracts ............................................................................................................................... 1
Securities sold short ......................................................................................................................................................... (2,505)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
31,130
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 91,864
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,955
Securities sold short ......................................................................................................................................................... (401)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 93,417
Net realized and unrealized gain (loss) ........................................................................................................................................ 124,547
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 127,760

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,213 $ 4,805
Net realized gain (loss) ................................................................................................................ 31,130 57,744
Net change in unrealized appreciation (depreciation) ................................................................. 93,417 (17,613)
Net increase (decrease) in net assets from operations ....................................................................... 127,760 44,936
Distributions
To shareholders
Class A ..................................................................................................................................... (1,057) (1,670)
Class C ..................................................................................................................................... (454) (800)
Class M .................................................................................................................................... (6,042) (10,947)
Class R6 ................................................................................................................................... (61) (377)
Class S ...................................................................................................................................... (30,595) (59,612)
Class Y ..................................................................................................................................... (4,821) (9,703)
Net decrease in net assets from distributions ..................................................................................... (43,030) (83,109)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 244,522 (194,588)
Total Net Increase (Decrease) in Net Assets ...................................................................
329,252 (232,761)
Net Assets
Beginning of period ........................................................................................................................... 626,434 859,195
End of period ......................................................................................................................................
$ 955,686 $ 626,434

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 16 $ 418 71 $ 1,747
Proceeds from reinvestment of distributions 42 1,054 67 1,667
Payments for shares redeemed (56) (1,475) (130) (3,236)
Net increase (decrease)
2 (3) 8 178
Class C
Proceeds from shares sold 11 233 9 196
Proceeds from reinvestment of distributions 22 453 38 799
Payments for shares redeemed (40) (862) (56) (1,187)
Net increase (decrease)
(7) (176) (9) (192)
Class M
Proceeds from shares sold 380 10,360 1,078 27,329
Proceeds from reinvestment of distributions 235 6,042 431 10,936
Payments for shares redeemed (1,176) (30,909) (1,806) (48,231)
Net increase (decrease)
(561) (14,507) (297) (9,966)
Class R6
Proceeds from shares sold 5 124 375 9,846
Proceeds from reinvestment of distributions 2 61 15 377
Payments for shares redeemed (13) (344) (411) (10,640)
Net increase (decrease)
(6) (159) (21) (417)
Class S
Proceeds from shares sold 13,628 355,767 2,424 63,713
Proceeds from reinvestment of distributions 1,181 30,452 2,333 59,339
Payments for shares redeemed (4,665) (125,202) (10,511) (288,617)
Net increase (decrease)
10,144 261,017 (5,754) (165,565)
Class Y
Proceeds from shares sold 18 463 181 3,978
Proceeds from reinvestment of distributions 187 4,821 382 9,703
Payments for shares redeemed (254) (6,934) (1,277) (32,307)
Net increase (decrease)
(49) (1,650) (714) (18,626)
Total increase (decrease)
9,523 $ 244,522 (6,787) $ (194,588)

See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 26.02 27.76 22.04 25.20 38.76 24.25
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.07 .10 .10 .11 .01 (.05)
$ Net Realized and Unrealized Gain (Loss) 4.13 1.35 6.20 (2.12) (4.34) 14.65
$ Total from Investment Operations 4.20 1.45 6.30 (2.01) (4.33) 14.60
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.24) (.37) (.06) (.06) — (.09)
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (2.00) (3.19) (.58) (1.15) (9.23) (.09)
$ Net Asset Value, End of Period 28.22 26.02 27.76 22.04 25.20 38.76
% Total Return
(±)(ǿ)
17.10 5.76 28.81 (8.23) (13.71) 60.30
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,189 13,943 14,646 12,342 15,358 19,963
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.34 1.36 1.37 1.38 1.34 1.35
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.34 1.36 1.37 1.38 1.34 1.35
% Net Investment Income
(Ƃ)(ɯ)
.55 .41 .38 .46 .05 (.15)
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.75 23.69 18.96 21.96 35.21 22.12
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.02) (.07) (.08) (.06) (.17) (.29)
$ Net Realized and Unrealized Gain (Loss) 3.42 1.14 5.33 (1.85) (3.85) 13.38
$ Total from Investment Operations 3.40 1.07 5.25 (1.91) (4.02) 13.09
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.09) (.19) — — — —
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (1.85) (3.01) (.52) (1.09) (9.23) —
$ Net Asset Value, End of Period 23.30 21.75 23.69 18.96 21.96 35.21
% Total Return
(ǿ)
16.64 5.02 27.87 (8.98) (14.35) 59.18
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 5,936 5,697 6,415 6,462 8,052 11,220
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.09 2.11 2.12 2.13 2.09 2.10
% Expenses, Net
(Ƃ)(ɯ)(∆)
2.09 2.11 2.12 2.13 2.09 2.10
% Net Investment Income
(Ƃ)(ɯ)
(.20) (.34) (.36) (.29) (.70) (.89)
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 26.66 28.37 22.51 25.72 39.32 24.58
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .21 .21 .21 .12 .09
$ Net Realized and Unrealized Gain (Loss) 4.22 1.38 6.33 (2.17) (4.42) 14.84
$ Total from Investment Operations 4.35 1.59 6.54 (1.96) (4.30) 14.93
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.34) (.48) (.16) (.16) (.07) (.19)
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (2.10) (3.30) (.68) (1.25) (9.30) (.19)
$ Net Asset Value, End of Period 28.91 26.66 28.37 22.51 25.72 39.32
% Total Return
(ǿ)
17.31 6.19 29.32 (7.88) (13.38) 60.95
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 85,317 93,641 108,075 86,971 139,979 167,700
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.09 1.11 1.12 1.13 1.09 1.10
% Expenses, Net
(Ƃ)(ɯ)(∆)
.95 .97 .98 .99 .95 .96
% Net Investment Income
(Ƃ)(ɯ)
.95 .82 .77 .83 .44 .24
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 26.71 28.42 22.55 25.77 39.38 24.60
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .12
— (Ɵ)
.22 .14 .10
$ Net Realized and Unrealized Gain (Loss) 4.24 1.48 6.56 (2.18) (4.43) 14.85
$ Total from Investment Operations 4.37 1.60 6.56 (1.96) (4.29) 14.95
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.34) (.49) (.17) (.17) (.09) (.17)
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (2.10) (3.31) (.69) (1.26) (9.32) (.17)
$ Net Asset Value, End of Period 28.98 26.71 28.42 22.55 25.77 39.38
% Total Return
(ǿ)
17.33 6.24 29.36 (7.86) (13.35) 60.96
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 829 920 1,586 356 532 912
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.94 .96 .97 .98 .94 .95
% Expenses, Net
(Ƃ)(ɯ)(∆)
.92 .94 .95 .96 .92 .93
% Net Investment Income
(Ƃ)(ɯ)
.98 .45 .77 .89 .48 .27
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110

See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 26.71 28.40 22.53 25.74 39.33 24.59
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .18 .18 .19 .09 .05
$ Net Realized and Unrealized Gain (Loss) 4.23 1.39 6.35 (2.19) (4.42) 14.85
$ Total from Investment Operations 4.34 1.57 6.53 (2.00) (4.33) 14.90
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.31) (.44) (.14) (.12) (.03) (.16)
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (2.07) (3.26) (.66) (1.21) (9.26) (.16)
$ Net Asset Value, End of Period 28.98 26.71 28.40 22.53 25.74 39.33
% Total Return
(ǿ)
17.22 6.10 29.21 (8.00) (13.46) 60.76
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 782,463 450,078 642,064 571,387 809,051 1,147,967
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.09 1.11 1.12 1.13 1.09 1.10
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.05 1.07 1.08 1.09 1.05 1.06
% Net Investment Income
(Ƃ)(ɯ)
.81 .70 .67 .75 .34 .15
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 26.71 28.42 22.55 25.77 39.38 24.61
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .22 .22 .22 .14 .12
$ Net Realized and Unrealized Gain (Loss) 4.24 1.39 6.35 (2.17) (4.43) 14.85
$ Total from Investment Operations 4.37 1.61 6.57 (1.95) (4.29) 14.97
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.36) (.50) (.18) (.18) (.09) (.20)
$ Distributions from Net Realized Gain (1.76) (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (2.12) (3.32) (.70) (1.27) (9.32) (.20)
$ Net Asset Value, End of Period 28.96 26.71 28.42 22.55 25.77 39.38
% Total Return
(ǿ)
17.35 6.25 29.38 (7.83) (13.33) 61.06
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 65,952 62,155 86,409 79,925 94,100 166,076
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.89 .91 .92 .93 .89 .90
% Expenses, Net
(Ƃ)(ɯ)(∆)
.89 .91 .92 .93 .89 .90
% Net Investment Income
(Ƃ)(ɯ)
1.00 .87 .83 .90 .49 .33
% Portfolio Turnover Rate
(ǿ)
55 85 76 80 95 110

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 535,272
Administrative fees 35,862
Distribution fees 6,575
Shareholder servicing fees 1,200
Transfer agent fees 108,017
Trustees' fees 1,758
$ 688,684
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 23,862 $ 455,902 $ 438,279 $ (2) $ (1) $ 41,482 $ 773 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 796,798,065 $ 192,446,288 $ (34,841,012) $ 157,605,276

See accompanying notes which are an integral part of the financial statements.
92 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Australia - 5.4%
ANZ Group Holdings, Ltd. 14,420 384
APA Group 14,235 106
Aristocrat Leisure, Ltd. 3,859 133
ASX, Ltd. 4,101 180
BHP Group, Ltd. 29,255 1,158
Brambles, Ltd. 19,734 322
CAR Group, Ltd. 4,591 85
Cochlear, Ltd. 769 53
Coles Group, Ltd. 16,993 271
Commonwealth Bank of Australia 6,634 832
CSL, Ltd. 794 72
Evolution Mining, Ltd. 29,107 253
Fortescue, Ltd. 17,405 250
Goodman Group(ö) 6,124 133
Insurance Australia Group, Ltd. 37,013 199
Lynas Rare Earths, Ltd.(Æ) 11,706 167
Medibank Pvt, Ltd. 57,079 193
National Australia Bank, Ltd. 19,089 550
Northern Star Resources, Ltd. 16,824 257
Origin Energy, Ltd. 10,498 92
Pro Medicus , Ltd. 1,056 104
QBE Insurance Group, Ltd. 24,746 399
REA Group, Ltd. 616 76
Rio Tinto PLC 11,774 1,176
Rio Tinto, Ltd. 3,136 379
Santos, Ltd. 25,644 148
Sigma Healthcare, Ltd. 41,654 84
Sonic Healthcare, Ltd. 6,141 88
Stockland(ö) 20,666 60
Suncorp Group, Ltd. 12,836 158
Telstra Group, Ltd. 50,728 195
Wesfarmers, Ltd. 6,719 355
Westpac Banking Corp. 14,570 405
WiseTech Global, Ltd. 2,321 72
Woodside Energy Group, Ltd. 12,461 298
Woolworths Group, Ltd. 6,643 165
9,852
Austria - 0.3%
Erste Group Bank AG 3,189 356
OMV AG 2,032 144
Raiffeisen Bank International AG 2,011 111
611
Belgium - 0.7%
Ageas SA 1,686 132
Anheuser-Busch InBev SA 4,430 335
KBC Group NV 3,156 421
UCB SA 1,561 421
1,309
Brazil - 0.3%
Wheaton Precious Metals Corp. 2,156 273
Yara International ASA 4,233 246
519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burkina Faso - 0.1%
Endeavour Mining PLC 3,919 236
Canada - 11.1%
Agnico Eagle Mines, Ltd. 3,263 614
Alamos Gold, Inc. Class A 2,640 105
Alimentation Couche-Tard, Inc. 5,046 299
ARC Resources, Ltd. 9,414 223
AtkinsRealis Group, Inc. 2,326 161
Bank of Montreal 7,751 1,180
Bank of Nova Scotia (The) 8,849 688
Barrick Mining Corp. 8,946 351
Bombardier, Inc. Class B(Æ) 879 187
Brookfield Asset Management, Ltd. Class
A 5,904 284
Cameco Corp. 4,999 615
Canadian Imperial Bank of Commerce 6,465 721
Canadian National Railway Co. 2,281 256
Canadian Natural Resources, Ltd. 9,313 445
Canadian Pacific Kansas City, Ltd. 2,245 195
Canadian Tire Corp., Ltd. Class A 750 104
CCL Industries, Inc. Class B 2,713 171
Celestica, Inc.(Æ) 1,072 440
Cenovus Energy, Inc. 28,871 845
CGI, Inc. 4,847 317
Constellation Software, Inc. 120 219
Descartes System Group, Inc. (The)(Æ) 1,226 88
Dollarama, Inc. 1,450 185
Emera, Inc. 4,466 238
Empire Co., Ltd. Class A 2,736 94
Enbridge, Inc. 7,680 426
Fairfax Financial Holdings, Ltd. 238 412
Fortis, Inc. 1,675 96
Franco-Nevada Corp. Class T 982 227
George Weston, Ltd. 1,454 105
Gildan Activewear, Inc. Class A 1,378 86
Great-West Lifeco , Inc. 6,300 337
iA Financial Corp., Inc. 2,632 339
IGM Financial, Inc. 1,879 105
Imperial Oil, Ltd. 3,890 521
Intact Financial Corp. 1,253 241
Kinross Gold Corp. 14,107 427
Loblaw Cos., Ltd. 5,315 245
Lundin Gold, Inc. 1,612 108
Magna International, Inc. Class A 3,936 250
Manulife Financial Corp. 9,152 360
Metro, Inc. Class A 1,617 108
National Bank of Canada 1,756 265
Nutrien , Ltd. 7,166 545
Open Text Corp. 6,917 157
Pan American Silver Corp. 3,963 207
Pembina Pipeline Corp. 2,802 130
Power Corp. of Canada 7,271 406
Rogers Communications, Inc. Class B 5,547 202
Royal Bank of Canada 8,796 1,582
Saputo, Inc. 4,382 133
Shopify, Inc. Class A(Æ) 6,708 814

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 93
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stantec, Inc. 1,207 110
Sun Life Financial, Inc. 6,061 437
Suncor Energy, Inc. 10,867 745
TC Energy Corp. 1,569 105
TFI International, Inc. 1,417 203
Thomson Reuters Corp. 1,201 115
TMX Group, Ltd. 2,214 90
Toromont Industries, Ltd. 1,062 165
Tourmaline Oil Corp. 3,982 193
Whitecap Resources, Inc. 18,349 217
20,239
Chile - 0.2%
Antofagasta PLC 7,949 391
China - 0.6%
BOC Hong Kong Holdings, Ltd. 56,000 322
Prosus NV(Æ) 5,983 289
SITC International Holdings Co., Ltd. 27,000 114
Wilmar International, Ltd. 34,200 97
Yangzijiang Shipbuilding Holdings, Ltd. 65,400 223
1,045
Denmark - 0.9%
Coloplast A/S Class B 1,425 88
Danske Bank A/S 3,897 200
DSV A/S 353 86
Genmab A/S(Æ) 993 263
Novo Nordisk A/S Class B 13,653 575
Novonesis Novozymes B Class B 2,701 166
Pandora A/S 791 60
ROCKWOOL A/S Class B 2,928 85
Tryg A/S 2,309 56
Vestas Wind Systems A/S 3,323 102
1,681
Finland - 1.2%
Elisa Oyj 2,117 103
Kone Oyj Class B 3,051 194
Metso Oyj 6,348 111
Neste Oyj 4,334 149
Nordea Bank Abp 21,704 408
Orion Oyj Class B 1,809 146
Sampo Oyj Class A 46,618 484
UPM- Kymmene Oyj 4,475 134
Wartsila Oyj Abp Class B 9,494 399
2,128
France - 6.7%
Air Liquide SA Class A 2,474 533
Airbus SE 2,937 609
AXA SA 8,110 391
bioMerieux 874 74
BNP Paribas SA 4,238 446
Bouygues SA 4,827 286
Bureau Veritas SA 4,529 139
Capgemini SE 2,466 298
Carrefour SA 12,728 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie de Saint-Gobain SA 3,229 295
Cie Generale des Etablissements Michelin
SCA 18,900 686
Covivio SA(ö) 1,632 108
Credit Agricole SA 11,498 223
Danone SA 3,017 237
Dassault Systemes SE 3,409 77
Eiffage SA 1,431 231
Engie SA 17,313 572
EssilorLuxottica SA 937 200
FDJ UNITED 3,911 106
Hermes International SCA 125 239
Ipsen SA 532 105
Kering SA 380 103
Klepierre SA(ö) 3,674 149
Legrand SA 1,511 271
L'Oreal SA 982 421
LVMH Moet Hennessy Louis Vuitton SE 1,175 623
Orange SA 17,132 358
Pernod Ricard SA 3,910 289
Publicis Groupe SA 3,963 371
Rexel SA Class H 3,542 149
Safran SA 1,436 458
Societe Generale SA 5,713 457
Sodexo SA 1,309 67
Thales SA 457 125
TotalEnergies SE 13,929 1,297
Unibail - Rodamco -Westfield(ö) 1,123 137
Veolia Environnement SA 5,262 223
Vinci SA 4,327 655
12,261
Germany - 7.0%
adidas AG 630 109
Allianz SE 2,916 1,333
Bayer AG 11,983 535
Bayerische Motoren Werke AG 3,441 315
Beiersdorf AG 1,051 87
Brenntag SE 2,704 197
Commerzbank AG 7,846 325
Daimler Truck Holding AG 6,137 310
Deutsche Bank AG 12,430 387
Deutsche Boerse AG 838 257
Deutsche Lufthansa AG 18,264 157
Deutsche Post AG 9,012 532
Deutsche Telekom AG 24,537 794
E.ON SE 11,346 251
Fresenius Medical Care AG 4,118 187
Fresenius SE & Co. KGaA 2,957 143
GEA Group AG 3,749 257
Hannover Rueck SE 1,272 384
Heidelberg Materials AG 1,208 268
Hensoldt AG 1,054 95
Hochtief AG 321 173
Infineon Technologies AG 5,752 387
Knorr- Bremse AG 542 63
LEG Immobilien SE 1,499 105

See accompanying notes which are an integral part of the financial statements.
94 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercedes-Benz Group AG 5,344 312
Merck KGaA 712 92
MTU Aero Engines AG 481 166
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 878 526
Nemetschek SE 946 69
Rheinmetall AG 284 452
RWE AG 1,572 114
SAP SE 6,435 1,102
Scout24 SE(Þ) 1,097 92
Siemens AG 3,343 993
Siemens Energy AG 3,421 726
Siemens Healthineers AG(Þ) 1,647 67
Symrise AG 1,180 104
Talanx AG 1,037 135
Zalando SE(Æ)(Þ) 3,626 89
12,690
Hong Kong - 2.3%
AIA Group, Ltd. 26,737 294
CK Asset Holdings, Ltd. 41,330 260
CK Infrastructure Holdings, Ltd. 12,001 101
Futu Holdings, Ltd. - ADR 1,754 271
HKT Trust & HKT, Ltd. 67,075 109
Hong Kong & China Gas Co., Ltd. 91,000 84
Hong Kong Exchanges & Clearing, Ltd. 18,716 994
Melco Resorts & Entertainment, Ltd.
(Æ)(Š) 8,400 16
MTR Corp., Ltd. 25,000 107
Power Assets Holdings, Ltd. 18,000 149
Prudential PLC 55,532 832
Sino Land Co., Ltd. 66,000 106
Sun Hung Kai Properties, Ltd. 16,571 291
Techtronic Industries Co., Ltd. 19,848 289
WH Group, Ltd.(Þ) 183,789 225
4,128
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 1,900 129
Ireland - 0.4%
AerCap Holdings NV 1,946 277
AIB Group PLC 15,478 176
Bank of Ireland Group PLC 7,833 155
Kingspan Group PLC 1,608 149
757
Israel - 1.5%
Bank Hapoalim BM 20,842 560
Bank Leumi Le-Israel BM 22,068 560
Check Point Software Technologies, Ltd.
(Æ) 1,190 134
Elbit Systems, Ltd. 338 281
ICL Group, Ltd. 20,290 109
Israel Discount Bank, Ltd. Class A 24,354 272
Mizrahi Tefahot Bank, Ltd. 3,521 278
Nice, Ltd.(Æ) 798 81
Nova, Ltd.(Æ) 605 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Industries, Ltd.
- ADR 5,904 207
2,783
Italy - 3.0%
Banca Mediolanum SpA 5,927 130
Banca Monte dei Paschi di Siena SpA 11,834 127
Banco BPM SpA 9,495 138
BPER Banca SpA 16,837 248
Coca-Cola HBC AG(Æ) 4,487 261
Enel SpA 35,038 409
Eni SpA 23,130 654
FinecoBank Banca Fineco SpA 3,967 98
Generali 9,824 440
Intesa Sanpaolo SpA 61,234 416
Leonardo SpA 3,315 206
Moncler SpA 1,638 99
Poste Italiane SpA (Þ) 7,333 195
Prysmian SpA 3,436 521
Recordati Industria Chimica e
Farmaceutica SpA 1,597 93
Ryanair Holdings PLC 14,115 377
Snam SpA 14,278 113
Telecom Italia SpA (Æ) 135,589 107
Terna - Rete Elettrica Nazionale 12,171 147
UniCredit SpA 8,130 628
Unipol Assicurazioni SpA 4,910 128
5,535
Japan - 19.3%
Advantest Corp. 4,900 918
Aeon Co., Ltd. 12,700 122
Aisin Corp. 10,500 168
Ajinomoto Co., Inc. 10,800 351
Asahi Group Holdings, Ltd. 19,500 193
Asahi Kasei Corp. 13,600 134
Asics Corp. 8,900 254
Astellas Pharma, Inc. 20,100 288
Bandai Namco Holdings, Inc. 7,600 176
Bridgestone Corp. 23,300 488
Canon, Inc. 21,800 561
Capcom Co., Ltd. 5,400 114
Central Japan Railway Co. 9,800 235
Chiba Bank, Ltd. (The) 10,800 151
Chubu Electric Power Co., Inc. 11,300 195
Chugai Pharmaceutical Co., Ltd. 3,100 163
Dai Nippon Printing Co., Ltd. 6,600 126
Daifuku Co., Ltd. 2,400 105
Daiichi Life Group, Inc. 21,900 203
Daiichi Sankyo Co., Ltd. 7,400 123
Daikin Industries, Ltd. 1,300 185
Daito Trust Construction Co., Ltd. 5,500 124
Daiwa House Industry Co., Ltd. 7,700 236
Daiwa Securities Group, Inc. 23,400 221
Denso Corp. 14,200 171
Disco Corp. 900 433
East Japan Railway Co. 7,200 156
Ebara Corp. 3,700 130

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 95
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENEOS Holdings, Inc. 46,800 396
Fast Retailing Co., Ltd. 700 328
Fuji Electric Co., Ltd. 2,800 237
FUJIFILM Holdings Corp. 8,000 148
Fujikura, Ltd. 20,600 813
Fujitsu, Ltd. 17,700 359
Hankyu Hanshin Holdings, Inc. 3,400 98
Hitachi, Ltd. 23,400 736
Honda Motor Co., Ltd. 20,100 162
Hoya Corp. 1,300 243
Idemitsu Kosan Co., Ltd. 11,800 102
IHI Corp. 5,400 99
Inpex Corp. 13,400 349
Isuzu Motors, Ltd. 7,100 98
ITOCHU Corp. 28,000 349
Japan Airlines Co., Ltd. 5,000 79
Japan Exchange Group, Inc. 18,100 217
Japan Post Bank Co., Ltd. Class A 18,200 315
Japan Post Holdings Co., Ltd. 19,500 228
Japan Post Insurance Co., Ltd. Class A 12,900 126
Japan Tobacco, Inc. 5,700 214
JFE Holdings, Inc. 8,900 98
Kajima Corp. 7,100 279
Kansai Electric Power Co., Inc. (The) 7,800 125
Kao Corp. 3,900 145
KDDI Corp. 13,000 214
Keyence Corp. 900 412
Kioxia Holdings Corp.(Æ) 2,300 572
Kirin Holdings Co., Ltd. 5,800 92
Komatsu, Ltd. 5,600 237
Konami Group Corp. 1,300 158
Kubota Corp. 11,300 186
Kyocera Corp. 17,500 305
Lasertec Corp. 500 139
LY Corp. 29,500 78
M3, Inc. 9,400 91
Makita Corp. 2,900 109
Marubeni Corp. 13,700 536
MatsukiyoCocokara & Co. 5,800 85
Mitsubishi Chemical Group Corp. 18,100 106
Mitsubishi Corp. 14,800 478
Mitsubishi Electric Corp. 16,400 659
Mitsubishi Estate Co., Ltd. 6,900 197
Mitsubishi HC Capital, Inc. 12,200 111
Mitsubishi Heavy Industries, Ltd. 13,100 389
Mitsubishi UFJ Financial Group, Inc. 61,500 1,115
Mitsui & Co., Ltd. 11,800 448
Mitsui Fudosan Co., Ltd. 22,000 241
Mitsui OSK Lines, Ltd. 2,900 109
Mizuho Financial Group, Inc. 11,900 516
MonotaRO Co., Ltd. 5,700 69
MS&AD Insurance Group Holdings, Inc. 12,000 311
Murata Manufacturing Co., Ltd. 10,400 346
NEC Corp. 9,800 262
Nexon Co., Ltd. 3,700 63
Nidec Corp. 11,000 169
Nintendo Co., Ltd. 5,600 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Steel Corp. 45,300 166
Nippon Yusen 3,400 123
Nitto Denko Corp. 10,600 205
Nomura Holdings, Inc. 27,100 217
Nomura Research Institute, Ltd. 2,400 65
NTT, Inc. 379,650 370
Obayashi Corp. 4,200 99
Obic Co., Ltd. 3,800 100
Olympus Corp. 7,100 70
Oriental Land Co., Ltd. 5,500 77
ORIX Corp. 16,500 551
Osaka Gas Co., Ltd. 7,500 273
Otsuka Corp. 2,400 45
Otsuka Holdings Co., Ltd. 2,400 176
Panasonic Holdings Corp. 18,800 388
Recruit Holdings Co., Ltd. 6,400 299
Resona Holdings, Inc. 22,100 276
Ryohin Keikaku Co., Ltd. 8,300 193
Sanrio Co., Ltd. 20,100 117
SBI Holdings, Inc. 8,600 175
Secom Co., Ltd. 3,300 121
Sekisui Chemical Co., Ltd. 11,300 172
Sekisui House, Ltd. 9,800 213
Seven & i Holdings Co., Ltd. 8,300 99
Shimadzu Corp. 3,900 91
Shin-Etsu Chemical Co., Ltd. 7,400 345
Shionogi & Co., Ltd. 15,500 316
SoftBank Corp. 115,600 164
SoftBank Group Corp. 11,300 383
Sompo Holdings, Inc. 9,900 368
Sony Group Corp. 27,600 552
Subaru Corp. 12,192 181
Sumitomo Corp. 11,600 436
Sumitomo Electric Industries, Ltd. 4,100 270
Sumitomo Metal Mining Co., Ltd. 2,400 146
Sumitomo Mitsui Financial Group, Inc. 13,100 461
Sumitomo Mitsui Trust Group, Inc. 7,800 260
Sumitomo Realty & Development Co.,
Ltd. 3,600 112
Suntory Beverage & Food, Ltd. 3,600 104
Suzuki Motor Corp. 27,800 310
T&D Holdings, Inc. 6,200 151
Taisei Corp. 1,900 207
Takeda Pharmaceutical Co., Ltd. 4,966 165
Terumo Corp. 16,000 205
TIS, Inc. 4,300 95
Toho Co., Ltd. 9,000 84
Tokio Marine Holdings, Inc. 7,300 331
Tokyo Electron, Ltd. 1,400 415
Tokyo Gas Co., Ltd. 6,500 278
TOPPAN Holdings, Inc. 3,100 93
Toyota Motor Corp. 46,700 894
Toyota Tsusho Corp. 6,700 264
Trend Micro, Inc. 1,900 66
Unicharm Corp. 16,900 99
West Japan Railway Co. 5,500 100
Yamaha Motor Co., Ltd. 10,200 72

See accompanying notes which are an integral part of the financial statements.
96 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yokogawa Electric Corp. 4,700 166
Yokohama Financial Group, Inc. 19,700 188
Zensho Holdings Co., Ltd. 1,800 99
Zozo, Inc. 9,100 61
35,264
Luxembourg - 0.3%
ArcelorMittal SA 9,725 555
Mexico - 0.1%
Fresnillo PLC 4,593 205
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 4,563 160
Adyen NV(Æ)(Þ) 426 482
Akzo Nobel NV 1,266 74
Argenx SE(Æ) 490 383
ASM International NV 392 384
ASML Holding NV 2,706 3,906
ASR Nederland NV 2,294 174
BE Semiconductor Industries NV 384 112
Euronext NV(Þ) 716 120
EXOR NV 1,590 125
Heineken Holding NV 2,312 165
IMCD NV 981 115
ING Groep NV 14,796 429
Koninklijke Ahold Delhaize NV 10,799 508
Koninklijke KPN NV 25,783 138
Koninklijke Philips NV 2,836 75
Nebius Group NV Class A(Æ) 1,649 228
NN Group NV 4,267 374
QIAGEN NV 1,237 42
Randstad NV 3,014 90
Universal Music Group NV 5,617 118
Wolters Kluwer NV 1,171 92
8,294
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 4,221 92
Xero, Ltd.(Æ) 1,578 92
184
Norway - 1.0%
DNB Bank ASA 6,455 196
Equinor ASA Class N 15,249 624
Gjensidige Forsikring ASA 6,532 183
Kongsberg Gruppen ASA 5,191 174
Kongsberg Maritime AS(Æ) 5,191 34
Mowi ASA 4,024 89
Norsk Hydro ASA 27,736 313
Telenor ASA 13,659 225
1,838
Portugal - 0.3%
Banco Comercial Portugues SA Class R 113,643 121
EDP SA 34,256 187
Galp Energia SGPS SA Class B 6,368 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jeronimo Martins SGPS SA 4,582 110
567
Singapore - 1.5%
CapitaLand Integrated Commercial Trust
Class A(ö) 69,978 130
DBS Group Holdings, Ltd. 14,036 648
Grab Holdings, Ltd. Class A(Æ) 20,533 78
Oversea-Chinese Banking Corp., Ltd. 22,479 388
Sea, Ltd. - ADR(Æ) 1,515 129
Singapore Airlines, Ltd. 13,700 68
Singapore Exchange, Ltd. 22,600 388
Singapore Technologies Engineering, Ltd. 23,400 198
Singapore Telecommunications, Ltd. 33,200 120
STMicroelectronics NV 4,322 238
United Overseas Bank, Ltd. 10,700 306
2,691
Spain - 2.7%
ACS Actividades de Construccion y
Servicios SA 1,778 257
Aena SME SA(Þ) 3,750 102
Amadeus IT Group SA Class A 3,319 191
Banco Bilbao Vizcaya Argentaria SA 29,850 660
Banco de Sabadell SA 47,193 183
Banco Santander SA 77,213 944
Bankinter SA 6,921 115
CaixaBank SA 22,246 284
Endesa SA 5,308 238
Grifols SA 5,563 59
Iberdrola SA 26,107 612
Industria de Diseno Textil SA 4,849 291
Mapfre SA 19,963 98
Naturgy Energy Group SA 3,691 116
Repsol SA 20,143 539
Telefonica SA 36,425 165
4,854
Sweden - 3.3%
AddTech AB Class B 3,005 109
Alfa Laval AB 3,200 191
Assa Abloy AB Class B 6,445 247
Atlas Copco AB Class A 16,369 317
Atlas Copco AB Class B 6,572 111
Boliden AB 8,193 432
Epiroc AB Class A 5,970 171
EQT AB 2,845 92
Essity AB Class B 5,069 134
Evolution AB(Þ) 1,432 100
Fastighets AB Balder Class B(Æ) 14,862 89
H & M Hennes & Mauritz AB Class B 8,507 152
Industrivarden AB Class C 5,484 288
Indutrade AB 2,594 56
Investor AB Class B 9,033 367
Lifco AB Class B 3,134 98
Saab AB Class B 2,866 174
Sandvik AB 11,800 495
Securitas AB Class B 10,080 169

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 97
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
Class A 15,170 298
Skanska AB Class B 9,491 255
SKF AB Class B 5,434 136
Svenska Handelsbanken AB Class A 12,204 173
Swedbank AB Class A 8,201 288
Swedish Orphan Biovitrum AB Class
B(Æ) 2,343 109
Tele2 AB Class B 12,506 257
Telefonaktiebolaget LM Ericsson Class B 37,411 443
Telia Co. AB 24,398 128
Volvo AB Class B(Æ) 2,989 104
5,983
Switzerland - 3.5%
ABB, Ltd. 12,373 1,244
Belimo Holding AG 102 94
Chocoladefabriken Lindt & Spruengli AG 13 276
Cie Financiere Richemont SA Class A 1,971 376
EMS- Chemie Holding AG 121 103
Galderma Group AG 1,337 280
Geberit AG 333 225
Givaudan SA 29 104
Helvetia Baloise Holding AG 594 163
Julius Baer Group, Ltd. 1,368 113
Kuehne + Nagel International AG 450 106
Logitech International SA 2,236 220
Lonza Group AG 273 168
Sandoz Group AG 1,970 158
Schindler Holding AG 683 239
SGS SA 1,985 215
Sonova Holding AG 423 93
Straumann Holding AG 1,143 124
Swiss Life Holding AG 168 197
Swiss Prime Site AG Class A 580 101
Swisscom AG 292 247
UBS Group AG 19,992 891
VAT Group AG(Þ) 265 199
Zurich Insurance Group AG 761 528
6,464
United Kingdom - 9.5%
3i Group PLC 4,900 171
Admiral Group PLC 4,015 184
Associated British Foods PLC 4,288 107
AstraZeneca PLC 10,564 2,008
Autotrader Group PLC(Þ) 12,736 86
Aviva PLC 26,979 230
BAE Systems PLC 10,739 299
Barclays PLC 87,945 514
Barratt Redrow PLC 26,867 92
British American Tobacco PLC 16,815 987
BT Group PLC 79,912 235
Bunzl PLC 7,561 249
Centrica PLC 49,580 145
CK Hutchison Holdings, Ltd. Class B 34,258 288
Coca-Cola Europacific Partners PLC 997 94
Compass Group PLC 15,402 436
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DCC PLC 3,129 237
Diageo PLC 8,041 162
GSK PLC 32,807 862
Halma PLC 9,818 592
Hikma Pharmaceuticals PLC 4,941 94
HSBC Holdings PLC 111,178 2,038
Imperial Brands PLC 11,920 454
International Consolidated Airlines Group
SA 24,826 126
Intertek Group PLC 1,368 89
J Sainsbury PLC 38,379 172
Kingfisher PLC 45,927 180
Legal & General Group PLC 76,087 260
Lloyds Banking Group PLC 376,261 509
London Stock Exchange Group PLC 1,157 150
M&G PLC 21,801 90
National Grid PLC 13,409 240
NatWest Group PLC 52,742 418
Next PLC 884 156
Pearson PLC 15,856 233
Reckitt Benckiser Group PLC 5,625 358
RELX PLC 10,023 366
Rolls-Royce Holdings PLC 40,437 660
Sage Group PLC (The) 18,346 220
Severn Trent PLC Class H 3,289 147
Smith & Nephew PLC 17,688 273
Smiths Group PLC 4,585 160
Standard Chartered PLC 16,633 423
Tesco PLC 52,125 342
Unilever PLC 7,171 419
United Utilities Group PLC 6,754 134
Vodafone Group PLC 291,884 467
Whitbread PLC 2,713 83
Wise PLC Class A(Æ) 10,894 156
17,395
United States - 6.5%
Aegon, Ltd. 21,037 174
Alcon AG 1,228 92
AP Moller - Maersk A/S Class B 100 237
BP PLC 64,595 510
Buzzi SpA 1,996 109
Experian PLC 9,173 335
Ferrovial SE 2,110 145
Haleon PLC 28,825 133
Holcim AG(Æ) 2,890 269
monday.com, Ltd.(Æ) 466 31
Nestle SA 13,246 1,344
Novartis AG 12,957 1,926
Palo Alto Networks, Inc.(Æ) 1,719 308
Roche Holding AG 4,820 1,973
Sanofi SA 6,988 653
Schneider Electric SE 2,892 913
Shell PLC 42,235 1,917
Spotify Technology SA(Æ) 806 360
Stellantis NV(Æ) 12,219 89
Swiss Re AG 1,492 239

See accompanying notes which are an integral part of the financial statements.
98 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 5,531 177
11,934
Zambia - 0.1%
First Quantum Minerals, Ltd.(Æ) 3,956 97
Total Common Stocks
(cost $109,429) 172,619
Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
3.298% (Ÿ) 5,118 373
Porsche Automobil Holding SE
5.767% (Ÿ) 2,310 84
Volkswagen AG
7.549% (Ÿ) 2,792 282
739
Total Preferred Stocks
(cost $762) 739
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Israel - 0.0%
CyberArk(Æ)(Š)
Rights 885 40
Total Warrants and Rights
(cost $40) 40
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 6,269,703 (∞) 6,268
Total Short-Term Investments
(cost $6,268) 6,268
Total Investments - 98.4%
(identified cost $116,499) 179,666
Other Assets and Liabilities,
Net - 1.6%
2,854
Net Assets - 100.0%
182,520

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 99
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.1%
ABN AMRO Bank NV 06/06/22 EUR 4,563 17.11 78
160
Adyen NV 12/20/19 EUR 426 1,314.03 560
482
Aena SME SA 06/16/23 EUR 3,750 16.79 63
102
Autotrader Group PLC 12/11/20 GBP 12,736 7.81 99
86
Euronext NV 06/06/22 EUR 716 62.17 45
120
Evolution AB 11/24/20 SEK 1,432 76.51 110
100
Poste Italiane SpA 04/06/17 EUR 7,333 11.18 82
195
Scout24 SE 10/21/22 EUR 1,097 68.27 75
92
Siemens Healthineers AG 04/14/20 EUR 1,647 45.78 75
67
VAT Group AG 03/11/22 CHF 265 367.06 97
199
WH Group, Ltd. 03/18/20 HKD 183,789 0.88 161
225
Zalando SE 06/16/23 EUR 3,626 32.19 117 89
1,917
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 45 USD 6,854 06/26
(149)
S&P/TSX 60 Index Futures 4 CAD 1,587 06/26 (8)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (157)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 234 CAD 320 06/17/26 2
Bank of America USD 2,054 CAD 2,800 06/17/26 12
Bank of America CAD 700 USD 505 06/17/26 (11)
Bank of America CAD 1,600 USD 1,171 06/17/26 (9)
Bank of Montreal USD 287 CAD 389 06/17/26 (1)
BNP Paribas USD 287 CAD 388 06/17/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (7)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 9,852 $ — $ — $ 9,852
Austria — 611 — — 611
Belgium — 1,309 — — 1,309

See accompanying notes which are an integral part of the financial statements.
100 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 272 247 — — 519
Burkina Faso — 236 — — 236
Canada 20,239 — — — 20,239
Chile — 391 — — 391
China — 1,045 — — 1,045
Denmark — 1,681 — — 1,681
Finland — 2,128 — — 2,128
France — 12,261 — — 12,261
Germany — 12,690 — — 12,690
Hong Kong 271 3,841 16 — 4,128
Indonesia — 129 — — 129
Ireland 277 480 — — 757
Israel 341 2,442 — — 2,783
Italy — 5,535 — — 5,535
Japan — 35,264 — — 35,264
Luxembourg — 555 — — 555
Mexico — 205 — — 205
Netherlands 228 8,066 — — 8,294
New Zealand — 184 — — 184
Norway 34 1,804 — — 1,838
Portugal — 567 — — 567
Singapore 207 2,484 — — 2,691
Spain — 4,854 — — 4,854
Sweden — 5,983 — — 5,983
Switzerland — 6,464 — — 6,464
United Kingdom 94 17,301 — — 17,395
United States 699 11,235 — — 11,934
Zambia 97 — — — 97
Preferred Stocks — 739 — — 739
Warrants and Rights — — 40 — 40
Short-Term Investments — — — 6,268 6,268
Total Investments 22,759 150,583 56 6,268 179,666
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 14 — — 14
Liabilities
Futures Contracts (157) — — — (157)
Foreign Currency Exchange Contracts — (21) — — (21)
Total Other Financial Instruments
*
$ (157) $ (7) $ — $ — $ (164)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 101
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 16,940 9 .3
Consumer Staples ............................................................................... 9,345 5 .1
Energy ................................................................................................ 10,823 5 .9
Financial Services .............................................................................. 51,010 28 .0
Health Care ........................................................................................ 14,814 8 .1
Materials and Processing ................................................................... 17,235 9 .4
Producer Durables .............................................................................. 24,999 13 .7
Technology ......................................................................................... 17,099 9 .4
Utilities ............................................................................................... 10,354 5 .7
Preferred Stocks
Consumer Discretionary .................................................................... 366 0 .2
Consumer Staples ............................................................................... 373 0 .2
Warrants and Rights ...................................................................
40 — **
Short-Term Investments .............................................................
6,268 3 .4
Total Investments ............................................................................... 179,666 98 .4
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
102 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 14
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 157 $ —
Unrealized depreciation on foreign currency exchange contracts — 21
Total
$ 1 5 7 $ 21
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 654 $ —
Foreign currency exchange contracts — 49
Total
$ 654 $ 49
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (230) $ —
Foreign currency exchange contracts — (7)
Total
$ (230) $ (7)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 103
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 14 $ — $ 14
Total Financial and Derivative Assets
14 — 14
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 14 $ — $ 14
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 14 $ 14 $ — $ —
Total
$ 14 $ 14 $ — $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
104 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 21 $ — $ 21
Total Financial and Derivative Liabilities
21 — 21
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 21 $ — $ 21
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 20 $ 14 $ — $ 6
Bank of Montreal 1 — — 1
Total
$ 21 $ 14 $ — $ 7
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 105
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 116,499
Investments, at fair value(>) ........................................................................................................................................................
179,666
Foreign currency holdings(^) ....................................................................................................................................................... 667
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 14
Receivables:
Dividends and interest ...................................................................................................................................................... 675
Dividends from affiliated funds ....................................................................................................................................... 13
Foreign capital gains taxes recoverable ........................................................................................................................... 1,145
From broker(a) ................................................................................................................................................................. 642
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
182,823
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 74
Other accrued expenses .................................................................................................................................................... 52
Variation margin on futures contracts .............................................................................................................................. 156
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 21
Total liabilities ...........................................................................................................................................................
303
Net Assets ...............................................................................................................................................................
$ 182,520

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
106 Multifactor International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 48,586
Shares of beneficial interest .........................................................................................................................................................
134
Additional paid-in capital ............................................................................................................................................................
133,800
Net Assets ...............................................................................................................................................................
$ 182,520
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 6,268
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 666
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 642
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 13.67
Class M — Net assets .......................................................................................................................................................... $ 2,203,139
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 161,219
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 13.91
Class R6 — Net assets ......................................................................................................................................................... $ 101,744
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 7,315
Net asset value per share: Class S (#) .......................................................................................................................................... $ 13.65
Class S — Net assets ............................................................................................................................................................ $ 19,080,923
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,397,370
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 13.64
Class Y — Net assets ........................................................................................................................................................... $ 161,134,494
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,810,494
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 107
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,943
Dividend distributions from affiliated funds .................................................................................................................... 88
Interest .............................................................................................................................................................................. 2
Less foreign taxes withheld ............................................................................................................................................. (409)
Total investment income .............................................................................................................................................................
2,624
Expenses
Advisory fees ................................................................................................................................................................... 438
Administrative fees .......................................................................................................................................................... 46
Custodian fees .................................................................................................................................................................. 66
Transfer agent fees - Class M .......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 32
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 39
Registration fees ............................................................................................................................................................... 33
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 6
Foreign tax expense ......................................................................................................................................................... 37
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 725
Expense reductions .......................................................................................................................................................... (29)
Net expenses ................................................................................................................................................................................
696
Net investment income (loss) .......................................................................................................................................................
1,928
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 5,483
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 654
Foreign currency exchange contracts ............................................................................................................................... 49
Foreign currency-related transactions .............................................................................................................................. (18)
Net realized gain (loss) ................................................................................................................................................................
6,169
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 14,128
Futures contracts .............................................................................................................................................................. (230)
Foreign currency exchange contracts ............................................................................................................................... (7)
Foreign currency-related transactions .............................................................................................................................. 56
Net change in unrealized appreciation (depreciation) ................................................................................................................. 13,947
Net realized and unrealized gain (loss) ........................................................................................................................................ 20,116
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 22,044

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
108 Multifactor International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,928 $ 3,226
Net realized gain (loss) ................................................................................................................ 6,169 17,695
Net change in unrealized appreciation (depreciation) ................................................................. 13,947 6,682
Net increase (decrease) in net assets from operations ....................................................................... 22,044 27,603
Distributions
To shareholders
Class M .................................................................................................................................... (37) (77)
Class R6 ................................................................................................................................... (2) (3)
Class S ...................................................................................................................................... (675) (1,577)
Class Y ..................................................................................................................................... (3,543) (5,365)
Net decrease in net assets from distributions ..................................................................................... (4,257) (7,022)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (33,087) 33,943
Total Net Increase (Decrease) in Net Assets ...................................................................
(15,300) 54,524
Net Assets
Beginning of period ........................................................................................................................... 197,820 143,296
End of period ......................................................................................................................................
$ 182,520 $ 197,820

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 109
**     Less than 500 shares.
***   Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 40 $ 514 14 $ 145
Proceeds from reinvestment of distributions 3 36 8 77
Payments for shares redeemed (5) (60) (49) (519)
Net increase (decrease)
38 490 (27) (297)
Class R6
Proceeds from shares sold — ** 2 1 6
Proceeds from reinvestment of distributions — ** 2 — ** 3
Payments for shares redeemed ( — )** ( — )*** ( — )** ( — )***
Net increase (decrease)
— ** 4 1 9
Class S
Proceeds from shares sold 34 443 272 3,013
Proceeds from reinvestment of distributions 54 675 158 1,577
Payments for shares redeemed (1,414) (19,115) (908) (10,171)
Net increase (decrease)
(1,326) (17,997) (478) (5,581)
Class Y
Proceeds from shares sold 19 244 6,437 78,320
Proceeds from reinvestment of distributions 284 3,543 540 5,363
Payments for shares redeemed (1,478) (19,371) (4,005) (43,871)
Net increase (decrease)
(1,175) (15,584) 2,972 39,812
Total increase (decrease)
(2,463) $ (33,087) 2,468 $ 33,943

See accompanying notes which are an integral part of the financial statements.
110 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.51 10.72 9.09 8.23 11.11 8.27
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.14 .27 .24 .25 .28 .29
$ Net Realized and Unrealized Gain (Loss) 1.29 2.03 1.73 .80 (2.50) 2.75
$ Total from Investment Operations 1.43 2.30 1.97 1.05 (2.22) 3.04
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.27) (.51) (.34) (.19) (.66) (.20)
$ Total Distributions (.27) (.51) (.34) (.19) (.66) (.20)
$ Net Asset Value, End of Period 13.67 12.51 10.72 9.09 8.23 11.11
% Total Return
(ǿ)
11.66 22.70 21.97 12.87 (21.07) 37.15
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,203 1,544 1,616 14,236 12,297 21,121
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.91 1.03 .91 .84 .83 .79
% Expenses, Net
(Ƃ)(ɯ)
.73 .79 .61 .49 .49 .50
% Net Investment Income
(Ƃ)(ɯ)
2.18 2.41 2.35 2.70 2.96 2.72
% Portfolio Turnover Rate
(ǿ)
17 59 21 16 36 40
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.73 10.91 9.24 8.36 11.27 8.40
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.14 .28 .26 .26 .29 .30
$ Net Realized and Unrealized Gain (Loss) 1.32 2.07 1.75 .82 (2.54) 2.77
$ Total from Investment Operations 1.46 2.35 2.01 1.08 (2.25) 3.07
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.53) (.34) (.20) (.66) (.20)
$ Total Distributions (.28) (.53) (.34) (.20) (.66) (.20)
$ Net Asset Value, End of Period 13.91 12.73 10.91 9.24 8.36 11.27
% Total Return
(ǿ)
11.63 22.78 22.07 12.96 (21.02) 36.94
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 102 89 67 55 46 54
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.76 .86 .80 .69 .68 .64
% Expenses, Net
(Ƃ)(ɯ)
.71 .75 .65 .47 .47 .48
% Net Investment Income
(Ƃ)(ɯ)
2.08 2.46 2.47 2.72 2.97 2.78
% Portfolio Turnover Rate
(ǿ)
17 59 21 16 36 40

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 111
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.49 10.71 9.08 8.22 11.08 8.26
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .26 .24 .24 .26 .27
$ Net Realized and Unrealized Gain (Loss) 1.30 2.02 1.71 .80 (2.47) 2.73
$ Total from Investment Operations 1.41 2.28 1.95 1.04 (2.21) 3.00
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.25) (.50) (.32) (.18) (.65) (.18)
$ Total Distributions (.25) (.50) (.32) (.18) (.65) (.18)
$ Net Asset Value, End of Period 13.65 12.49 10.71 9.08 8.22 11.08
% Total Return
(ǿ)
11.50 22.49 21.81 12.70 (21.07) 36.67
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 19,081 34,004 34,267 65,101 65,107 100,757
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.91 1.03 .96 .84 .83 .79
% Expenses, Net
(Ƃ)(ɯ)
.88 .94 .82 .64 .64 .65
% Net Investment Income
(Ƃ)(ɯ)
1.67 2.28 2.31 2.54 2.78 2.53
% Portfolio Turnover Rate
(ǿ)
17 59 21 16 36 40
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.49 10.72 9.09 8.23 11.10 8.27
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .27 .26 .25 .28 .27
$ Net Realized and Unrealized Gain (Loss) 1.30 2.03 1.71 .81 (2.48) 2.77
$ Total from Investment Operations 1.43 2.30 1.97 1.06 (2.20) 3.04
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.53) (.34) (.20) (.67) (.21)
$ Total Distributions (.28) (.53) (.34) (.20) (.67) (.21)
$ Net Asset Value, End of Period 13.64 12.49 10.72 9.09 8.23 11.10
% Total Return
(ǿ)
11.64 22.74 22.03 12.95 (20.96) 37.07
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 161,134 162,183 107,346 156,480 163,627 229,824
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.71 .83 .76 .65 .63 .60
% Expenses, Net
(Ƃ)(ɯ)
.68 .75 .62 .45 .44 .45
% Net Investment Income
(Ƃ)(ɯ)
2.04 2.41 2.50 2.70 2.95 2.62
% Portfolio Turnover Rate
(ǿ)
17 59 21 16 36 40

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
112 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 61,402
Administrative fees 7,236
Transfer agent fees 4,898
$ 73,536
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,620 $ 32,156 $ 32,509 $ 1 $ — $ 6,268 $ 88 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 120,664,474 $ 61,459,369 $ (2,614,063) $ 58,845,306

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 113
Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.1%
Australia - 1.7%
APA Group 67,180 500
BHP Group, Ltd. 106,836 4,229
Brambles, Ltd. 22,244 363
Coles Group, Ltd. 88,853 1,417
Commonwealth Bank of Australia 7,196 903
Evolution Mining, Ltd. 82,617 718
Insurance Australia Group, Ltd. 254,834 1,369
Lynas Rare Earths, Ltd.(Æ) 45,658 653
National Australia Bank, Ltd. 39,026 1,125
Northern Star Resources, Ltd. 49,788 761
Origin Energy, Ltd. 53,709 471
Pro Medicus , Ltd. 2,709 267
QBE Insurance Group, Ltd. 166,156 2,680
Rio Tinto PLC 19,593 1,957
Stockland(ö) 107,141 313
Suncorp Group, Ltd. 123,114 1,519
Telstra Group, Ltd. 560,892 2,152
Vicinity, Ltd.(ö) 235,202 426
Westpac Banking Corp. 40,789 1,134
22,957
Austria - 0.5%
ams -OSRAM AG(Æ) 28,579 457
Erste Group Bank AG 51,833 5,791
Mondi PLC 106,440 1,105
7,353
Belgium - 0.4%
Ageas SA 27,162 2,126
Elia Group SA(Æ) 3,385 563
Financiere de Tubize SA 1,596 367
KBC Group NV 5,383 718
Proximus SADP 45,465 349
UCB SA 2,846 768
4,891
Brazil - 1.3%
Ambev SA 1,448,965 4,246
Banco Bradesco SA - ADR 740,068 2,871
Banco do Brasil SA 400,110 1,795
Lojas Renner SA 344,310 946
MercadoLibre , Inc.(Æ) 1,175 2,106
Natura Cosmeticos SA(Æ) 556,667 1,145
Suzano SA 57,227 507
Telefonica Brasil SA 189,982 1,506
Ultrapar Participacoes SA 170,834 1,033
Vale SA 81,883 1,342
Wheaton Precious Metals Corp. 6,029 762
18,259
Burkina Faso - 0.0%
Endeavour Mining PLC 9,018 543
Canada - 4.8%
Agnico Eagle Mines, Ltd. 4,484 843
Alamos Gold, Inc. Class A 15,200 606
AtkinsRealis Group, Inc. 7,473 516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Montreal 14,714 2,241
Bank of Nova Scotia (The) 17,562 1,366
Barrick Mining Corp. 47,240 1,856
Bombardier, Inc. Class B(Æ) 3,937 837
Cameco Corp. 10,915 1,342
Cameco Corp. Class A 14,367 1,768
Canadian Imperial Bank of Commerce 21,762 2,428
Canadian National Railway Co. 30,741 3,453
Canadian Natural Resources, Ltd. 26,214 1,251
Celestica, Inc.(Æ) 3,196 1,312
Cenovus Energy, Inc. 41,140 1,204
Dollarama, Inc. 14,507 1,854
Emera, Inc. 18,772 1,002
Enbridge, Inc. 5,063 281
Fairfax Financial Holdings, Ltd. 199 344
Franco-Nevada Corp. Class T 3,901 900
Great-West Lifeco , Inc. 40,935 2,187
Hydro One, Ltd.(Þ) 37,475 1,610
iA Financial Corp., Inc. 13,095 1,685
Imperial Oil, Ltd. 6,127 821
Kinross Gold Corp. 19,692 597
Magna International, Inc. Class A 83,657 5,324
Manulife Financial Corp. 85,594 3,366
Nutrien , Ltd. 24,781 1,883
Open Text Corp. 12,170 276
Pan American Silver Corp. 12,722 666
Power Corp. of Canada 17,571 980
Royal Bank of Canada 41,046 7,382
Saputo, Inc. 14,543 440
Shopify, Inc. Class A(Æ) 36,556 4,431
Stantec, Inc. 20,341 1,858
Sun Life Financial, Inc. 48,526 3,496
Suncor Energy, Inc. 24,541 1,682
Tourmaline Oil Corp. 40,928 1,983
66,071
Chile - 0.1%
Antofagasta PLC 17,758 873
Lundin Mining Corp. 22,396 575
1,448
China - 3.3%
Alibaba Group Holding, Ltd. 656,700 10,791
Alibaba Group Holding, Ltd. - ADR 16,424 2,166
Baidu, Inc. Class A(Æ) 106,350 1,676
BOC Hong Kong Holdings, Ltd. 167,500 962
China Mengniu Dairy Co., Ltd. 639,000 1,417
China Merchants Bank Co., Ltd. Class H 328,500 1,983
China Overseas Land & Investment, Ltd. 1,060,500 1,810
Haier Smart Home Co., Ltd. Class H 615,200 1,734
JD.com, Inc. Class A 92,400 1,395
Laopu Gold Co., Ltd. Class H 21,486 1,529
Prosus NV(Æ) 19,677 951
Tencent Holdings, Ltd. 215,788 13,102
Trip.com Group, Ltd. - ADR(Æ) 95,685 5,187
Yangzijiang Shipbuilding Holdings, Ltd. 156,700 535
45,238

See accompanying notes which are an integral part of the financial statements.
114 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 1.1%
Danske Bank A/S 104,569 5,372
DSV A/S 10,626 2,599
Genmab A/S(Æ) 2,563 678
Novo Nordisk A/S Class B 161,123 6,785
15,434
Finland - 0.9%
Elisa Oyj 14,422 700
Neste Oyj 19,200 662
Nokia Oyj 748,668 9,404
Nordea Bank Abp 30,647 575
Orion Oyj Class B 4,940 399
Sampo Oyj Class A 39,224 408
Wartsila Oyj Abp Class B 22,633 950
13,098
France - 8.6%
Accor SA 81,729 4,063
Airbus SE 59,041 12,241
Amundi SA(Þ) 43,924 4,253
Arkema SA 66,204 4,824
AXA SA 43,111 2,077
BNP Paribas SA 46,432 4,887
Bureau Veritas SA 33,780 1,036
Carrefour SA 100,452 2,000
Cie de Saint-Gobain SA 18,225 1,665
Cie Generale des Etablissements Michelin
SCA 166,900 6,058
Credit Agricole SA 146,110 2,836
Danone SA 41,720 3,272
Engie SA 131,774 4,351
EssilorLuxottica SA 11,526 2,458
Hermes International SCA 1,145 2,194
Kering SA 2,113 575
Legrand SA 5,636 1,009
L'Oreal SA 4,416 1,894
LVMH Moet Hennessy Louis Vuitton SE 15,003 7,961
Orange SA 199,541 4,169
Publicis Groupe SA 78,337 7,330
Renault SA 44,906 1,582
Rexel SA Class H 126,264 5,324
Safran SA 11,681 3,725
Sartorius Stedim Biotech 21,660 4,012
Societe Generale SA 70,153 5,618
Sodexo SA 12,033 612
Teleperformance SE 62,467 4,233
Thales SA 1,895 520
TotalEnergies SE 63,416 5,905
Unibail - Rodamco -Westfield(ö) 5,479 668
Valeo SE 63,697 803
Vallourec SA 190,413 5,735
119,890
Germany - 7.4%
Allianz SE 5,844 2,672
Aumovio SE(Æ) 15,746 682
BASF SE 156,794 10,075
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayer AG 110,358 4,928
Beiersdorf AG 13,280 1,100
Brenntag SE 12,575 915
Commerzbank AG 14,509 601
Continental AG 57,454 4,334
CTS Eventim AG & Co. KGaA 85,909 5,665
Daimler Truck Holding AG 171,558 8,657
Deutsche Bank AG 22,431 699
Deutsche Boerse AG 20,408 6,268
Deutsche Lufthansa AG 42,651 366
Deutsche Telekom AG 6,500 210
E.ON SE 38,937 863
Evonik Industries AG 256,180 5,316
Fresenius Medical Care AG 69,200 3,138
Fresenius SE & Co. KGaA 50,243 2,436
GEA Group AG 21,429 1,469
Hannover Rueck SE 6,850 2,070
Hensoldt AG 5,034 456
Hochtief AG 1,094 588
Infineon Technologies AG 59,463 3,996
Mercedes-Benz Group AG 12,342 719
MTU Aero Engines AG 15,056 5,179
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 6,106 3,659
Rheinmetall AG 2,285 3,639
RWE AG 8,100 589
SAP SE 51,905 8,887
Siemens AG 7,204 2,140
Siemens Energy AG 11,680 2,477
Symrise AG 75,661 6,688
Wacker Chemie AG 7,513 826
Zalando SE(Æ)(Þ) 39,342 970
103,277
Greece - 0.6%
Eurobank SA 1,840,284 8,056
Hong Kong - 1.7%
AIA Group, Ltd. 713,775 7,861
ASMPT, Ltd. 63,000 1,328
CK Asset Holdings, Ltd. 299,157 1,879
Futu Holdings, Ltd. - ADR 3,279 507
Hong Kong Exchanges & Clearing, Ltd. 18,300 972
Power Assets Holdings, Ltd. 143,500 1,187
Prudential PLC 488,661 7,321
Sino Land Co., Ltd. 600,000 964
Sun Hung Kai Properties, Ltd. 34,000 596
WH Group, Ltd.(Þ) 350,500 430
Yue Yuen Industrial Holdings, Ltd. 334,500 626
23,671
India - 0.6%
HDFC Bank, Ltd. - ADR 246,879 6,273
Larsen & Toubro, Ltd. - GDR(Þ) 55,030 2,342
8,615
Indonesia - 0.4%
Bank Central Asia Tbk PT 11,307,300 3,841

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 115
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Negara Indonesia Persero Tbk PT 4,563,100 987
Bank Rakyat Indonesia Persero Tbk PT 5,571,900 968
5,796
Ireland - 1.1%
Accenture PLC Class A 19,881 3,553
AerCap Holdings NV 4,491 639
AIB Group PLC 286,634 3,263
Bank of Ireland Group PLC 426,425 8,457
15,912
Israel - 0.4%
Bank Hapoalim BM 22,743 611
Bank Leumi Le-Israel BM 38,738 982
Elbit Systems, Ltd. 1,015 845
Israel Discount Bank, Ltd. Class A 32,035 358
Mizrahi Tefahot Bank, Ltd. 4,496 355
Nova, Ltd.(Æ) 1,325 659
Phoenix Financial, Ltd. 9,489 572
Teva Pharmaceutical Industries, Ltd.
- ADR 32,947 1,155
5,537
Italy - 3.5%
Banca Mediolanum SpA 20,385 447
Banco BPM SpA 20,539 299
BPER Banca SpA 172,263 2,541
Coca-Cola HBC AG(Æ) 16,185 942
Davide Campari-Milano NV 710,713 5,263
Enel SpA 326,222 3,806
Eni SpA 143,062 4,043
FinecoBank Banca Fineco SpA 468,834 11,625
Generali 9,020 404
Intesa Sanpaolo SpA 87,670 596
Leonardo SpA 12,505 779
Poste Italiane SpA (Þ) 12,224 325
Prysmian SpA 7,142 1,082
Recordati Industria Chimica e
Farmaceutica SpA 11,220 654
Ryanair Holdings PLC 11,729 313
Ryanair Holdings PLC - ADR 41,753 2,282
Saipem SpA 1,236,694 6,685
Telecom Italia SpA (Æ) 710,656 560
UniCredit SpA 73,203 5,657
Unipol Assicurazioni SpA 18,368 480
48,783
Japan - 16.6%
Advantest Corp. 37,000 6,931
Aeon Co., Ltd. 45,100 434
Aisin Corp. 22,500 360
Ajinomoto Co., Inc. 26,888 873
Alfresa Holdings Corp. 35,000 531
Amada Co., Ltd. 38,200 645
ARCHION Corp.(Æ) 99,200 193
Astellas Pharma, Inc. 233,100 3,343
Bandai Namco Holdings, Inc. 22,400 520
Bridgestone Corp. 212,900 4,460
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canon, Inc. 94,400 2,430
Central Japan Railway Co. 22,800 547
Chiba Bank, Ltd. (The) 165,200 2,314
Chubu Electric Power Co., Inc. 27,800 480
Chugai Pharmaceutical Co., Ltd. 45,000 2,365
Daifuku Co., Ltd. 16,100 703
Daiichi Life Group, Inc. 62,100 574
Daikin Industries, Ltd. 44,100 6,284
Daiwa Securities Group, Inc. 48,000 453
Denso Corp. 191,900 2,306
Dentsu Group, Inc. 60,300 1,148
Disco Corp. 1,800 867
East Japan Railway Co. 17,700 384
Ebara Corp. 19,400 680
Eisai Co., Ltd. 38,210 1,148
ENEOS Holdings, Inc. 86,000 728
Fuji Electric Co., Ltd. 6,300 533
FUJIFILM Holdings Corp. 127,200 2,357
Fujikura, Ltd. 94,900 3,744
Fujitsu, Ltd. 29,000 589
Fukuoka Financial Group, Inc. 57,300 2,362
Hakuhodo DY Holdings, Inc. 69,800 468
Hitachi, Ltd. 127,800 4,019
Honda Motor Co., Ltd. 214,074 1,730
Horiba, Ltd. 4,900 685
Hoya Corp. 33,700 6,309
IHI Corp. 21,800 400
Iida Group Holdings Co., Ltd. 56,000 791
Inpex Corp. 28,900 754
Isuzu Motors, Ltd. 9,800 135
ITOCHU Corp. 251,500 3,136
Japan Airlines Co., Ltd. 59,600 936
Japan Exchange Group, Inc. 89,000 1,065
Japan Post Bank Co., Ltd. Class A 31,900 553
Japan Post Insurance Co., Ltd. Class A 251,700 2,469
Japan Tobacco, Inc. 89,200 3,349
JGC Holdings Corp. 64,800 997
JX Advanced Metals Corp. 35,300 1,095
Kajima Corp. 12,500 492
Kao Corp. 52,900 1,970
Keyence Corp. 18,900 8,657
Kioxia Holdings Corp.(Æ) 5,800 1,443
Koito Manufacturing Co., Ltd. 80,900 1,314
Komatsu, Ltd. 30,300 1,281
Kubota Corp. 384,700 6,322
Kuraray Co., Ltd. 43,500 457
Kyocera Corp. 182,200 3,180
M3, Inc. 31,700 305
Marubeni Corp. 24,000 939
MINEBEA MITSUMI, Inc. 218,400 4,392
Mitsubishi Corp. 28,700 927
Mitsubishi Electric Corp. 27,700 1,112
Mitsubishi Estate Co., Ltd. 66,900 1,907
Mitsubishi Gas Chemical Co., Inc. 30,100 855
Mitsubishi Heavy Industries, Ltd. 41,100 1,219
Mitsubishi UFJ Financial Group, Inc. 95,722 1,735
Mitsui & Co., Ltd. 16,000 607

See accompanying notes which are an integral part of the financial statements.
116 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui Fudosan Co., Ltd. 70,300 769
Mizuho Financial Group, Inc. 27,700 1,201
MS&AD Insurance Group Holdings, Inc. 108,700 2,818
Murata Manufacturing Co., Ltd. 91,900 3,059
NEC Corp. 23,900 638
Nexon Co., Ltd. 16,800 285
Nikon Corp. 47,000 519
Nintendo Co., Ltd. 48,200 2,345
Nippon Television Holdings, Inc. 22,700 433
Nissan Motor Co., Ltd.(Æ) 327,300 749
Nitto Denko Corp. 131,300 2,534
Nomura Holdings, Inc. 78,700 631
Obayashi Corp. 30,700 723
Olympus Corp. 342,900 3,386
ORIX Corp. 24,100 805
Osaka Gas Co., Ltd. 17,100 622
Otsuka Corp. 20,800 389
Otsuka Holdings Co., Ltd. 7,000 513
Persol Holdings Co., Ltd. 559,500 839
Resona Holdings, Inc. 745,900 9,312
Rinnai Corp. 31,500 717
Rohm Co., Ltd. 93,700 2,060
Sanrio Co., Ltd. 44,000 257
SBI Holdings, Inc. 21,100 429
Sega Sammy Holdings, Inc. 45,200 659
Seibu Holdings, Inc. 13,000 309
Sekisui Chemical Co., Ltd. 30,800 468
Shimano, Inc. 6,800 713
Shin-Etsu Chemical Co., Ltd. 209,300 9,753
Shionogi & Co., Ltd. 85,900 1,752
SMC Corp. 4,900 2,404
SoftBank Group Corp. 133,900 4,536
Sompo Holdings, Inc. 86,100 3,201
Sony Group Corp. 67,450 1,349
Stanley Electric Co., Ltd. 37,323 728
Subaru Corp. 118,588 1,765
Sumitomo Corp. 13,300 500
Sumitomo Electric Industries, Ltd. 17,200 1,134
Sumitomo Heavy Industries, Ltd. 22,200 756
Sumitomo Metal Mining Co., Ltd. 11,600 708
Sumitomo Mitsui Financial Group, Inc. 48,900 1,722
Sumitomo Mitsui Trust Group, Inc. 78,900 2,629
Sumitomo Realty & Development Co.,
Ltd. 18,700 583
Suntory Beverage & Food, Ltd. 188,600 5,429
Suzuki Motor Corp. 38,000 424
Sysmex Corp. 90,100 793
T&D Holdings, Inc. 134,500 3,275
Taiheiyo Cement Corp. 17,000 390
Taisei Corp. 7,400 808
Takeda Pharmaceutical Co., Ltd. 109,200 3,632
TDK Corp. 263,800 4,922
THK Co., Ltd. 21,100 799
Toho Co., Ltd. 35,600 331
Tokio Marine Holdings, Inc. 84,800 3,844
Tokyo Electron, Ltd. 26,468 7,852
Tokyo Gas Co., Ltd. 13,600 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toray Industries, Inc. 146,300 1,049
Toyota Motor Corp. 70,700 1,353
Toyota Tsusho Corp. 18,200 717
Trend Micro, Inc. 15,900 550
Tsuruha Holdings, Inc. 57,600 755
Yamato Holdings Co., Ltd. 71,784 810
Yokogawa Electric Corp. 12,700 447
Yokohama Financial Group, Inc. 50,900 487
230,241
Luxembourg - 0.2%
ArcelorMittal SA 39,297 2,242
RTL Group SA 11,186 430
2,672
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 771,883 3,290
Mexico - 0.3%
America Movil SAB de CV - ADR 96,172 2,558
Fresnillo PLC 30,023 1,342
3,900
Netherlands - 4.2%
ABN AMRO Bank NV(Þ) 99,176 3,475
Adyen NV(Æ)(Þ) 1,640 1,856
Argenx SE(Æ) 4,138 3,238
ASML Holding NV 9,582 13,833
Euronext NV(Þ) 8,652 1,453
Heineken NV 26,310 2,037
ING Groep NV 348,603 10,111
Koninklijke Philips NV 202,920 5,353
Magnum Ice Cream Co. NV (The)(Æ) 150,400 2,197
Nebius Group NV Class A(Æ) 7,722 1,067
NN Group NV 35,235 3,086
Randstad NV 102,192 3,040
Universal Music Group NV 254,685 5,333
VEON, Ltd. - ADR(Æ) 7,343 365
Wolters Kluwer NV 26,083 2,041
58,485
New Zealand - 0.1%
Contact Energy, Ltd. 75,598 425
Meridian Energy, Ltd. 123,145 415
840
Nigeria - 0.1%
Airtel Africa PLC(Þ) 280,897 1,363
Norway - 0.9%
DNB Bank ASA 95,168 2,881
Equinor ASA Class N 172,301 7,055
Gjensidige Forsikring ASA 21,635 607
Orkla ASA 73,424 906
Telenor ASA 26,172 431
11,880
Portugal - 0.2%
Banco Comercial Portugues SA Class R 1,228,017 1,311

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 117
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EDP SA 140,751 767
Galp Energia SGPS SA Class B 20,313 476
2,554
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Æ)(Š) 10,952 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 2.0%
CapitaLand Integrated Commercial Trust
Class A(ö) 241,800 449
DBS Group Holdings, Ltd. 101,780 4,695
Grab Holdings, Ltd. Class A(Æ) 1,601,522 6,118
Keppel REIT(ö) 5,833 4
Keppel, Ltd. 52,500 450
Oversea-Chinese Banking Corp., Ltd. 338,260 5,845
Sea, Ltd. - ADR(Æ) 60,444 5,131
Singapore Exchange, Ltd. 48,500 832
Singapore Technologies Engineering, Ltd. 84,700 719
Singapore Telecommunications, Ltd. 867,400 3,137
27,380
South Africa - 0.4%
Anglo American PLC 29,169 1,435
MTN Group, Ltd. 195,432 2,455
Old Mutual, Ltd. 1,396,016 1,138
5,028
South Korea - 1.7%
Coway Co., Ltd. 5,633 328
Hankook Tire & Technology Co., Ltd. 13,202 530
Hyundai Mobis Co., Ltd. 4,333 1,256
KB Financial Group, Inc. 17,878 1,940
KT Corp. - ADR 78,430 1,681
LG Electronics, Inc. Class H 5,528 532
LG H&H Co., Ltd. 2,345 404
Shinhan Financial Group Co., Ltd. 75,401 5,089
SK Hynix, Inc. 9,998 8,798
SK Telecom Co., Ltd. 42,004 2,717
23,275
Spain - 1.1%
Acciona SA 1,992 580
ACS Actividades de Construccion y
Servicios SA 8,145 1,175
Amadeus IT Group SA Class A 10,015 576
Banco Bilbao Vizcaya Argentaria SA 61,314 1,356
Banco de Sabadell SA 125,416 487
Banco Santander SA 302,949 3,705
Bankinter SA 25,609 427
CaixaBank SA 64,080 817
Endesa SA 14,436 648
Iberdrola SA 50,710 1,189
Industria de Diseno Textil SA 51,668 3,096
Mapfre SA 84,220 412
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Repsol SA 33,459 895
15,363
Sweden - 1.3%
Assa Abloy AB Class B 37,263 1,426
Atlas Copco AB Class A 117,872 2,280
Atlas Copco AB Class B 177,320 3,004
Boliden AB 12,820 675
Essity AB Class B 68,486 1,816
H & M Hennes & Mauritz AB Class B 22,262 399
Holmen AB Class B 6,828 236
Saab AB Class B 11,351 690
Sandvik AB 20,754 871
Skandinaviska Enskilda Banken AB
Class A 28,402 559
Skanska AB Class B 15,698 421
SKF AB Class B 82,809 2,068
Svenska Cellulosa AB SCA Class B 57,207 652
Swedbank AB Class A 9,931 349
Tele2 AB Class B 16,637 341
Telefonaktiebolaget LM Ericsson Class B 186,699 2,210
Telia Co. AB 110,889 580
18,577
Switzerland - 3.8%
ABB, Ltd. 18,564 1,866
Adecco Group AG 33,037 763
BKW AG 1,298 260
Chocoladefabriken Lindt & Spruengli AG 45 902
Cie Financiere Richemont SA Class A 4,542 867
Galderma Group AG 20,762 4,355
Helvetia Baloise Holding AG 2,860 786
Julius Baer Group, Ltd. 56,404 4,668
Logitech International SA 6,156 605
Lonza Group AG 11,994 7,368
Partners Group Holding AG 1,388 1,509
Sandoz Group AG 10,894 874
Schindler Holding AG 4,626 1,621
SGS SA 17,270 1,874
Swatch Group AG (The) Class B 7,288 1,686
Swiss Life Holding AG 378 444
UBS Group AG 439,736 19,592
Zurich Insurance Group AG 4,571 3,168
53,208
Taiwan - 3.1%
Delta Electronics, Inc. 59,000 4,074
Taiwan Semiconductor Manufacturing
Co., Ltd. 310,000 21,045
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 46,816 18,542
43,661
Thailand - 0.3%
Bangkok Bank PCL - NVDR 387,600 1,942
Kasikornbank PCL - NVDR 470,100 2,805
4,747

See accompanying notes which are an integral part of the financial statements.
118 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.0%
Coca-Cola Icecek AS 119,436 199
United Kingdom - 11.3%
3i Group PLC 137,362 4,784
Admiral Group PLC 10,016 460
AstraZeneca PLC 39,287 7,469
Aviva PLC 385,202 3,288
BAE Systems PLC 12,684 353
Barclays PLC 392,924 2,295
Barratt Redrow PLC 215,220 741
British American Tobacco PLC 122,382 7,187
British Land Co. PLC (The)(ö) 196,051 1,042
BT Group PLC 844,776 2,489
Burberry Group PLC(Æ) 68,994 1,091
Centrica PLC 228,621 670
CK Hutchison Holdings, Ltd. Class B 257,131 2,158
Compass Group PLC 267,076 7,554
DCC PLC 22,954 1,737
Diageo PLC 82,348 1,655
Diploma PLC 53,542 5,068
easyJet PLC 292,819 1,421
GSK PLC 611,453 16,068
Halma PLC 14,527 876
Hikma Pharmaceuticals PLC 46,368 884
HSBC Holdings PLC 566,828 10,389
ICG PLC 81,396 2,028
Imperial Brands PLC 23,088 879
International Consolidated Airlines Group
SA 73,767 375
Intertek Group PLC 116,029 7,538
J Sainsbury PLC 1,290,261 5,771
Kingfisher PLC 321,786 1,265
Land Securities Group PLC(ö) 140,472 1,139
Lloyds Banking Group PLC 619,622 839
M&G PLC 112,043 465
NatWest Group PLC 99,563 788
Pearson PLC 65,904 970
Reckitt Benckiser Group PLC 247,168 15,725
RELX PLC 153,316 5,600
Rolls-Royce Holdings PLC 339,028 5,530
Schroders PLC 68,254 539
Smith & Nephew PLC 36,302 561
Standard Chartered PLC 304,101 7,729
Tate & Lyle PLC 114,538 573
Tesco PLC 347,129 2,276
Unilever PLC 58,245 3,404
Unite Group PLC (The)(ö) 113,246 718
United Utilities Group PLC 111,874 2,222
Verisure PLC(Æ) 462,935 5,746
Vodafone Group PLC 587,628 940
Wise PLC Class A(Æ) 187,298 2,679
WPP PLC 205,637 744
156,722
United States - 6.9%
Aegon, Ltd. 51,137 422
BP PLC 633,080 4,997
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Experian PLC 157,793 5,761
Ferrovial SE 10,045 690
Haleon PLC 1,503,527 6,936
Holcim AG(Æ) 31,254 2,913
Linde PLC 10,747 5,386
Medtronic PLC 29,618 2,398
Nestle SA 53,638 5,441
Novartis AG 49,797 7,401
Palo Alto Networks, Inc.(Æ) 4,605 826
Roche Holding AG 21,938 8,982
Sanofi SA 131,001 12,238
Schneider Electric SE 41,360 13,062
Shell PLC 328,944 14,913
Spotify Technology SA(Æ) 5,323 2,377
Swiss Re AG 5,648 907
95,650
Zambia - 0.0%
First Quantum Minerals, Ltd.(Æ) 17,355 425
Total Common Stocks
(cost $1,086,363) 1,294,289
Preferred Stocks - 0.6%
Germany - 0.5%
Dr Ing hc F Porsche AG
4.821% (Ÿ) 45,316 2,194
Henkel AG & Co. KGaA
3.298% (Ÿ) 34,883 2,541
Volkswagen AG
7.549% (Ÿ) 19,975 2,021
6,756
South Korea - 0.1%
Samsung Electronics Co., Ltd.
0.956% (Ÿ) 15,244 1,662
Total Preferred Stocks
(cost $9,132) 8,418
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Israel - 0.0%
CyberArk(Æ)
Rights 2,093 94
Total Warrants and Rights
(cost $94) 94
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 54,028,478 (∞) 54,018
Total Short-Term Investments
(cost $54,016) 54,018

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 119
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 97.6%
(identified cost $1,149,605) 1,356,819
Other Assets and Liabilities,
Net - 2.4%
33,587
Net Assets - 100.0%
1,390,406

See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.5%
ABN AMRO Bank NV 10/03/19 EUR 99,176 20.79 2,062
3,475
Adyen NV 04/19/22 EUR 1,640 1,677.26 2,751
1,856
Airtel Africa PLC 01/16/26 GBP 280,897 4.84 1,361
1,363
Amundi SA 02/28/19 EUR 43,924 71.38 3,135
4,253
Dr Ing hc F Porsche AG 03/20/26 EUR 45,316 41.94 1,900
2,194
Euronext NV 12/05/25 EUR 8,652 154.27 1,335
1,453
Hydro One, Ltd. 12/04/25 CAD 37,475 39.60 1,484
1,610
Larsen & Toubro, Ltd. 02/23/24 55,030 42.10 2,317
2,342
Poste Italiane SpA 01/30/26 EUR 12,224 26.38 322
325
WH Group, Ltd. 06/26/19 HKD 350,500 1.01 356
430
Zalando SE 03/02/26 EUR 39,342 23.73 933 970
20,271
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 121 EUR 9,747 05/26
(181)
DAX Index Futures 15 EUR 9,145 06/26
171
EURO STOXX 50 Index Futures 100 EUR 5,840 06/26
83
FTSE/MIB Index Futures 15 EUR 3,575 06/26
230
IBEX 35 Index Futures 22 EUR 3,913 05/26
(75)
OMXS30 Index Futures 88 SEK 26,908 05/26
(57)
S&P 500 E-Mini Index Futures 22 USD 7,968 06/26
537
S&P/TSX 60 Index Futures 259 CAD 102,782 06/26
3,241
SPI 200 Index Futures 198 AUD 42,907 06/26
219
TOPIX Index Futures 110 JPY 4,118,400 06/26 1,033
Short Positions
FTSE 100 Index Futures 152 GBP 15,775 06/26
2
Hang Seng Index Futures 64 HKD 81,997 05/26
94
MSCI Emerging Markets Index Futures 998 USD 81,547 06/26
(7,567)
MSCI Singapore Index Futures 248 SGD 10,943 05/26 (7)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,277)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,252 CAD 1,700 05/01/26 —
Bank of America AUD 160 USD 113 06/17/26 (2)
Bank of America CHF 6,800 USD 8,711 06/17/26 (32)
Bank of America JPY 1,250,000 USD 7,959 06/17/26 (53)
Bank of America NZD 960 USD 570 06/17/26 2
Bank of Montreal USD 1,377 CHF 1,062 06/17/26 (12)
Bank of Montreal USD 1,528 DKK 9,800 06/17/26 15
Bank of Montreal USD 332 SGD 420 06/17/26 (1)
Bank of Montreal HKD 2,290 USD 294 06/17/26 1

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal NOK 55,940 USD 5,796 06/17/26 (239)
BNP Paribas USD 7,729 AUD 10,795 06/17/26 37
BNP Paribas USD 14,795 CAD 20,031 06/17/26 (20)
BNP Paribas USD 14,741 JPY 2,320,953 06/17/26 135
BNP Paribas USD 3,192 SEK 29,257 06/17/26 (16)
BNP Paribas EUR 3,186 USD 3,705 06/17/26 (42)
BNP Paribas GBP 2,385 USD 3,199 06/17/26 (46)
HSBC USD 7,735 AUD 10,795 06/17/26 30
HSBC USD 14,815 CAD 20,031 06/17/26 (39)
HSBC USD 14,750 JPY 2,320,953 06/17/26 127
HSBC USD 3,198 SEK 29,257 06/17/26 (22)
HSBC EUR 3,186 USD 3,708 06/17/26 (38)
HSBC GBP 2,385 USD 3,202 06/17/26 (43)
JPMorgan Chase USD 7,720 AUD 10,795 06/17/26 46
JPMorgan Chase USD 14,800 CAD 20,031 06/17/26 (24)
JPMorgan Chase USD 14,736 JPY 2,320,953 06/17/26 140
JPMorgan Chase USD 3,192 SEK 29,257 06/17/26 (16)
JPMorgan Chase EUR 3,186 USD 3,704 06/17/26 (42)
JPMorgan Chase GBP 2,385 USD 3,199 06/17/26 (46)
Morgan Stanley USD 7,712 AUD 10,795 06/17/26 54
Morgan Stanley USD 1,778 CAD 2,450 06/17/26 30
Morgan Stanley USD 14,801 CAD 20,031 06/17/26 (26)
Morgan Stanley USD 255 GBP 190 06/17/26 4
Morgan Stanley USD 14,758 JPY 2,320,953 06/17/26 118
Morgan Stanley USD 3,197 SEK 29,257 06/17/26 (21)
Morgan Stanley EUR 2,190 USD 2,567 06/17/26 (9)
Morgan Stanley EUR 3,186 USD 3,707 06/17/26 (39)
Morgan Stanley GBP 2,385 USD 3,199 06/17/26 (47)
Morgan Stanley SEK 1,460 USD 157 06/17/26 (1)
Standard Chartered USD 7,715 AUD 10,795 06/17/26 50
Standard Chartered USD 14,805 CAD 20,031 06/17/26 (29)
Standard Chartered USD 14,751 JPY 2,320,953 06/17/26 125
Standard Chartered USD 3,195 SEK 29,257 06/17/26 (19)
Standard Chartered EUR 3,186 USD 3,707 06/17/26 (40)
Standard Chartered GBP 2,385 USD 3,197 06/17/26 (48)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (98)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 22,957 $ — $ — $ 22,957

See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Austria — 7,353 — — 7,353
Belgium — 4,891 — — 4,891
Brazil 18,259 — — — 18,259
Burkina Faso — 543 — — 543
Canada 66,071 — — — 66,071
Chile 575 873 — — 1,448
China 7,353 37,885 — — 45,238
Denmark — 15,434 — — 15,434
Finland — 13,098 — — 13,098
France — 119,890 — — 119,890
Germany — 103,277 — — 103,277
Greece — 8,056 — — 8,056
Hong Kong 507 23,164 — — 23,671
India 6,273 2,342 — — 8,615
Indonesia — 5,796 — — 5,796
Ireland 4,192 11,720 — — 15,912
Israel 1,155 4,382 — — 5,537
Italy 2,282 46,501 — — 48,783
Japan — 230,241 — — 230,241
Luxembourg — 2,672 — — 2,672
Macao — 3,290 — — 3,290
Mexico 2,558 1,342 — — 3,900
Netherlands 1,433 57,052 — — 58,485
New Zealand — 840 — — 840
Nigeria — 1,363 — — 1,363
Norway — 11,880 — — 11,880
Portugal — 2,554 — — 2,554
Russia — — — — —
Singapore 11,248 16,132 — — 27,380
South Africa — 5,028 — — 5,028
South Korea 1,681 21,594 — — 23,275
Spain — 15,363 — — 15,363
Sweden — 18,577 — — 18,577
Switzerland — 53,208 — — 53,208
Taiwan 18,542 25,119 — — 43,661
Thailand — 4,747 — — 4,747
Turkey — 199 — — 199
United Kingdom — 156,722 — — 156,722
United States 10,986 84,664 — — 95,650
Zambia 425 — — — 425
Preferred Stocks — 8,418 — — 8,418
Warrants and Rights — — 94 — 94
Short-Term Investments — — — 54,018 54,018
Total Investments 153,540 1,149,167 94 54,018 1,356,819

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 5,610 — — — 5,610
Foreign Currency Exchange Contracts — 914 — — 914
Liabilities
Futures Contracts (7,887) — — — (7,887)
Foreign Currency Exchange Contracts — (1,012) — — (1,012)
Total Other Financial Instruments
*
$ (2,277) $ (98) $ — $ — $ (2,375)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 164,516 11 .8
Consumer Staples ............................................................................... 85,740 6 .2
Energy ................................................................................................ 74,020 5 .3
Financial Services .............................................................................. 357,773 25 .7
Health Care ........................................................................................ 122,696 8 .8
Materials and Processing ................................................................... 116,288 8 .4
Producer Durables .............................................................................. 166,384 12 .0
Technology ......................................................................................... 161,630 11 .6
Utilities ............................................................................................... 45,242 3 .3
Preferred Stocks
Consumer Discretionary .................................................................... 4,216 0 .3
Consumer Staples ............................................................................... 2,541 0 .2
Technology ......................................................................................... 1,661 0 .1
Warrants and Rights ...................................................................
94 — **
Short-Term Investments .............................................................
54,018 3 .9
Total Investments ............................................................................... 1,356,819 97 .6
** Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 914
Variation margin on futures contracts* 5,610 —
Total
$ 5,610 $ 914
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 7,887 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,012
Total
$ 7,887 $ 1,012
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,064 $ —
Foreign currency exchange contracts — (1,984)
Total
$ 4,064 $ (1,984)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (2,775) $ —
Foreign currency exchange contracts — 3,278
Total
$ (2,775) $ 3,278
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 914 $ — $ 914
Total Financial and Derivative Assets
914 — 914
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 914 $ — $ 914
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2 $ 2 $ — $ —
Bank of Montreal
16 16 — —
BNP Paribas
172 124 — 48
HSBC
157 142 — 15
JPMorgan Chase
187 129 — 58
Morgan Stanley
205 142 — 63
Standard Chartered
175 136 — 39
Total
$ 914 $ 691 $ — $ 223

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,012 $ — $ 1,012
Total Financial and Derivative Liabilities
1,012 — 1,012
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,012 $ — $ 1,012
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 87 $ 2 $ — $ 85
Bank of Montreal 252 16 — 236
BNP Paribas 124 124 — —
HSBC 142 142 — —
JPMorgan Chase 129 129 — —
Morgan Stanley 142 142 — —
Standard Chartered 136 136 — —
Total
$ 1,012 $ 691 $ — $ 321

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,149,605
Investments, at fair value(>) ........................................................................................................................................................
1,356,819
Cash .............................................................................................................................................................................................. 230
Foreign currency holdings(^) ....................................................................................................................................................... 7,237
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 914
Receivables:
Dividends and interest ...................................................................................................................................................... 5,071
Dividends from affiliated funds ....................................................................................................................................... 148
Fund shares sold ............................................................................................................................................................... 464
Foreign capital gains taxes recoverable ........................................................................................................................... 6,101
From broker(a) ................................................................................................................................................................. 20,603
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
1,397,594
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,281
Fund shares redeemed ...................................................................................................................................................... 578
Accrued fees to affiliates .................................................................................................................................................. 971
Other accrued expenses .................................................................................................................................................... 76
Variation margin on futures contracts .............................................................................................................................. 2,270
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,012
Total liabilities ...........................................................................................................................................................
7,188
Net Assets ...............................................................................................................................................................
$ 1,390,406

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 272,927
Shares of beneficial interest .........................................................................................................................................................
269
Additional paid-in capital ............................................................................................................................................................
1,117,210
Net Assets ...............................................................................................................................................................
$ 1,390,406
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 54,018
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 7,216
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 20,603
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 51.39
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 54.53
Class A — Net assets ........................................................................................................................................................... $ 23,011,301
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 447,792
Net asset value per share: Class C (#) .......................................................................................................................................... $ 51.60
Class C — Net assets ........................................................................................................................................................... $ 6,223,502
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 120,6 05
Net asset value per share: Class M (#) ......................................................................................................................................... $ 51.61
Class M — Net assets .......................................................................................................................................................... $ 214,872,995
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,163,661
Net asset value per share: Class S (#) .......................................................................................................................................... $ 51.62
Class S — Net assets ............................................................................................................................................................ $ 1,095,475,179
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 21,220,802
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 51.70
Class Y — Net assets ........................................................................................................................................................... $ 50,822,819
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 982,999
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 129
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 17,159
Dividend distributions from affiliated funds .................................................................................................................... 1,017
Interest .............................................................................................................................................................................. 87
Less foreign taxes withheld ............................................................................................................................................. (1,909)
Total investment income .............................................................................................................................................................
16,354
Expenses
Advisory fees ................................................................................................................................................................... 4,288
Administrative fees .......................................................................................................................................................... 289
Custodian fees .................................................................................................................................................................. 111
Distribution fees - Class A ............................................................................................................................................... 28
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 209
Transfer agent fees - Class S ............................................................................................................................................ 938
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 66
Registration fees ............................................................................................................................................................... 59
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ..................................................................................................................................................................... 46
Miscellaneous .................................................................................................................................................................. 309
Expenses before reductions .............................................................................................................................................. 6,433
Expense reductions .......................................................................................................................................................... (457)
Net expenses ................................................................................................................................................................................
5,976
Net investment income (loss) .......................................................................................................................................................
10,378
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 65,092
Investments in affiliated funds ......................................................................................................................................... (13)
Futures contracts .............................................................................................................................................................. 4,064
Foreign currency exchange contracts ............................................................................................................................... (1,984)
Foreign currency-related transactions .............................................................................................................................. (223)
Net realized gain (loss) ................................................................................................................................................................
66,936
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 15,349
Futures contracts .............................................................................................................................................................. (2,775)
Foreign currency exchange contracts ............................................................................................................................... 3,278
Foreign currency-related transactions .............................................................................................................................. 525
Net change in unrealized appreciation (depreciation) ................................................................................................................. 16,377
Net realized and unrealized gain (loss) ........................................................................................................................................ 83,313
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 93,691

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
130 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 10,378 $ 20,583
Net realized gain (loss) ................................................................................................................ 66,936 68,339
Net change in unrealized appreciation (depreciation) ................................................................. 16,377 111,317
Net increase (decrease) in net assets from operations ....................................................................... 93,691 200,239
Distributions
To shareholders
Class A ..................................................................................................................................... (1,479) (554)
Class C ..................................................................................................................................... (376) (132)
Class M .................................................................................................................................... (14,330) (6,370)
Class S ...................................................................................................................................... (53,910) (25,324)
Class Y ..................................................................................................................................... (3,388) (1,480)
Net decrease in net assets from distributions ..................................................................................... (73,483) (33,860)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 257,910 (95,555)
Total Net Increase (Decrease) in Net Assets ...................................................................
278,118 70,824
Net Assets
Beginning of period ........................................................................................................................... 1,112,288 1,041,464
End of period ......................................................................................................................................
$ 1,390,406 $ 1,112,288

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 131
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 22 $ 1,126 61 $ 2,784
Proceeds from reinvestment of distributions 31 1,471 13 553
Payments for shares redeemed (39) (1,970) (62) (2,839)
Net increase (decrease)
14 627 12 498
Class C
Proceeds from shares sold 2 70 4 210
Proceeds from reinvestment of distributions 8 376 3 132
Payments for shares redeemed (17) (839) (21) (993)
Net increase (decrease)
(7) (393) (14) (651)
Class M
Proceeds from shares sold 541 27,386 757 34,285
Proceeds from reinvestment of distributions 296 14,330 155 6,368
Payments for shares redeemed (883) (44,448) (1,391) (63,075)
Net increase (decrease)
(46) (2,732) (479) (22,422)
Class S
Proceeds from shares sold 6,976 351,697 2,042 92,263
Proceeds from reinvestment of distributions 1,105 53,540 611 25,142
Payments for shares redeemed (2,923) (147,333) (4,044) (185,270)
Net increase (decrease)
5,158 257,904 (1,391) (67,865)
Class Y
Proceeds from shares sold 7 358 23 1,136
Proceeds from reinvestment of distributions 70 3,388 36 1,480
Payments for shares redeemed (24) (1,242) (166) (7,731)
Net increase (decrease)
53 2,504 (107) (5,115)
Total increase (decrease)
5,172 $ 257,910 (1,979) $ (95,555)

See accompanying notes which are an integral part of the financial statements.
132 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 50.83 43.63 36.79 33.13 44.41 32.08
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.33 .75 .73 .66 .67 .67
$ Net Realized and Unrealized Gain (Loss) 3.64 7.75 6.90 3.53 (10.63) 11.99
$ Total from Investment Operations 3.97 8.50 7.63 4.19 (9.96) 12.66
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.33) (1.30) (.79) — (1.05) (.33)
$ Distributions from Net Realized Gain (3.08) — — (.53) (.27) —
$ Total Distributions (3.41) (1.30) (.79) (.53) (1.32) (.33)
$ Net Asset Value, End of Period 51.39 50.83 43.63 36.79 33.13 44.41
% Total Return
( ±)( ǿ)
8.23 20.20 20.90 12.68 (23.02) 39.61
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 23,011 22,060 18,390 16,197 16,547 23,364
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.30 1.28 1.28 1.26 1.26 1.25
% Expenses, Net
(Ƃ)(ɯ)
1.28 1.26 1.26 1.22 1.22 1.22
% Net Investment Income
(Ƃ)(ɯ)
1.30 1.62 1.73 1.70 1.75 1.60
% Portfolio Turnover Rate
(ǿ)
30 32 28 30 32 34
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 50.88 43.62 36.76 33.35 44.66 32.24
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .40 .41 .38 .38 .35
$ Net Realized and Unrealized Gain (Loss) 3.67 7.80 6.91 3.56 (10.71) 12.09
$ Total from Investment Operations 3.80 8.20 7.32 3.94 (10.33) 12.44
Less distributions:
– – – – – –
$ Distributions from Net Investment Income — (.94) (.46) — (.71) (.02)
$ Distributions from Net Realized Gain (3.08) — — (.53) (.27) —
$ Total Distributions (3.08) (.94) (.46) (.53) (.98) (.02)
$ Net Asset Value, End of Period 51.60 50.88 43.62 36.76 33.35 44.66
% Total Return
(ǿ)
7.81 19.31 19.99 11.84 (23.58) 38.59
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 6,224 6,521 6,208 5,865 6,326 9,663
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.05 2.03 2.03 2.01 2.01 2.00
% Expenses, Net
(Ƃ)(ɯ)
2.03 2.01 2.01 1.97 1.97 1.97
% Net Investment Income
(Ƃ)(ɯ)
.52 .87 .97 .97 .98 .83
% Portfolio Turnover Rate
(ǿ)
30 32 28 30 32 34

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 133
Russell Investment Company
International Developed Markets Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 51.12 43.88 36.99 33.18 44.49 32.13
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.42 .93 .89 .81 .82 .87
$ Net Realized and Unrealized Gain (Loss) 3.67 7.78 6.95 3.53 (10.63) 11.96
$ Total from Investment Operations 4.09 8.71 7.84 4.34 (9.81) 12.83
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.52) (1.47) (.95) — (1.23) (.47)
$ Distributions from Net Realized Gain (3.08) — — (.53) (.27) —
$ Total Distributions (3.60) (1.47) (.95) (.53) (1.50) (.47)
$ Net Asset Value, End of Period 51.61 51.12 43.88 36.99 33.18 44.49
% Total Return
(ǿ)
8.44 20.67 21.38 13.12 (22.71) 40.15
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 214,873 215,169 205,711 173,150 268,131 364,171
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.05 1.03 1.03 1.01 1.01 1.00
% Expenses, Net
(Ƃ)(ɯ)
.89 .87 .87 .83 .83 .83
% Net Investment Income
(Ƃ)(ɯ)
1.68 2.02 2.10 2.10 2.15 2.06
% Portfolio Turnover Rate
(ǿ)
30 32 28 30 32 34
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 51.11 43.86 36.97 33.20 44.51 32.14
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.43 .88 .85 .77 .79 .78
$ Net Realized and Unrealized Gain (Loss) 3.63 7.80 6.93 3.53 (10.64) 12.02
$ Total from Investment Operations 4.06 8.68 7.78 4.30 (9.85) 12.80
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.47) (1.43) (.89) — (1.19) (.43)
$ Distributions from Net Realized Gain (3.08) — — (.53) (.27) —
$ Total Distributions (3.55) (1.43) (.89) (.53) (1.46) (.43)
$ Net Asset Value, End of Period 51.62 51.11 43.86 36.97 33.20 44.51
% Total Return
(ǿ)
8.37 20.57 21.24 12.99 (22.78) 40.02
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,095,475 820,897 765,590 828,666 1,131,900 1,578,103
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.05 1.03 1.03 1.01 1.01 1.00
% Expenses, Net
(Ƃ)(ɯ)
.99 .97 .97 .93 .93 .93
% Net Investment Income
(Ƃ)(ɯ)
1.71 1.91 2.00 1.98 2.05 1.85
% Portfolio Turnover Rate
(ǿ)
30 32 28 30 32 34

See accompanying notes which are an integral part of the financial statements.
134 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 51.22 43.96 37.06 33.23 44.56 32.17
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.44 .97 .93 .84 .85 .86
$ Net Realized and Unrealized Gain (Loss) 3.67 7.79 6.94 3.52 (10.66) 12.02
$ Total from Investment Operations 4.11 8.76 7.87 4.36 (9.81) 12.88
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.55) (1.50) (.97) — (1.25) (.49)
$ Distributions from Net Realized Gain (3.08) — — (.53) (.27) —
$ Total Distributions (3.63) (1.50) (.97) (.53) (1.52) (.49)
$ Net Asset Value, End of Period 51.70 51.22 43.96 37.06 33.23 44.56
% Total Return
(ǿ)
8.47 20.75 21.45 13.16 (22.68) 40.26
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 50,823 47,641 45,565 37,239 36,313 61,501
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.85 .83 .83 .81 .81 .80
% Expenses, Net
(Ƃ)(ɯ)
.83 .81 .81 .77 .77 .77
% Net Investment Income
(Ƃ)(ɯ)
1.75 2.10 2.17 2.17 2.22 2.05
% Portfolio Turnover Rate
(ǿ)
30 32 28 30 32 34

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or was , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 753,81 6
Administrative fees 51,991
Distribution fees 8,464
Shareholder servicing fees 1,287
Transfer agent fees 154,554
Trustees' fees 1,155
$ 971,26 7
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,865 $ 588,331 $ 567,165 $ (13) $ — $ 54,018 $ 1,017 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,162,003,353 $ 277,634,276 $ (85,193,615) $ 192,440,661

See accompanying notes which are an integral part of the financial statements.
136 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.3%
Australia - 0.1%
BHP Group, Ltd. 77,649 3,074
Telstra Group, Ltd. 299,641 1,149
4,223
Austria - 0.3%
ams-OSRAM AG(Æ) 66,006 1,055
Erste Group Bank AG 53,877 6,019
Mondi PLC 270,961 2,815
9,889
Belgium - 0.2%
Ageas SA 74,717 5,848
Proximus SADP 149,411 1,146
6,994
Brazil - 0.9%
Ambev SA 1,782,509 5,223
B3 SA - Brasil Bolsa Balcao 280,625 1,022
Banco Bradesco SA - ADR 1,883,701 7,309
Lojas Renner SA 872,994 2,398
MercadoLibre, Inc.(Æ) 4,584 8,217
Natura Cosmeticos SA(Æ) 1,410,936 2,903
Telefonica Brasil SA 471,156 3,735
Ultrapar Participacoes SA 448,511 2,712
33,519
Canada - 1.2%
Air Canada Class B(Æ) 73,324 1,007
Alimentation Couche-Tard, Inc. 51,856 3,068
Barrick Mining Corp. 221,076 8,686
Canadian National Railway Co. 28,578 3,210
CCL Industries, Inc. Class B 42,141 2,661
Imperial Oil, Ltd. 13,550 1,815
Intact Financial Corp. 2,844 548
Manulife Financial Corp. 74,381 2,925
Metro, Inc. Class A 11,683 783
Nutrien, Ltd. 59,797 4,545
Pan American Silver Corp. 29,624 1,550
Royal Bank of Canada 34,026 6,120
Saputo, Inc. 13,226 400
Shopify, Inc. Class A(Æ) 32,333 3,917
Stantec, Inc. 29,487 2,693
Sun Life Financial, Inc. 6,691 482
Tourmaline Oil Corp. 13,197 639
45,049
China - 1.7%
Alibaba Group Holding, Ltd. 699,900 11,501
Alibaba Group Holding, Ltd. - ADR 28,568 3,767
Baidu, Inc. Class A(Æ) 323,300 5,094
China Mengniu Dairy Co., Ltd. 1,834,000 4,067
JD.com, Inc. Class A 264,750 3,998
Kuaishou Technology(Þ) 298,700 1,657
PDD Holdings, Inc. - ADR(Æ) 53,080 5,301
Tencent Holdings, Ltd. 285,500 17,334
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trip.com Group, Ltd. - ADR(Æ) 226,151 12,260
64,979
Denmark - 0.4%
Demant A/S(Æ) 37,888 1,200
DSV A/S 13,915 3,404
Novo Nordisk A/S Class B 269,684 11,356
15,960
Finland - 0.2%
Elisa Oyj 6,423 311
Nokia Oyj 548,907 6,895
7,206
France - 3.8%
Accor SA 89,101 4,430
Airbus SE 114,467 23,732
Arkema SA 45,158 3,291
AXA SA 118,607 5,713
BNP Paribas SA 163,237 17,180
Bureau Veritas SA 27,895 855
Carrefour SA 279,162 5,558
Cie de Saint-Gobain SA 50,222 4,588
Danone SA 44,927 3,523
Engie SA 295,742 9,766
EssilorLuxottica SA 20,322 4,333
Hermes International SCA 1,418 2,717
Legrand SA 24,255 4,344
LVMH Moet Hennessy Louis Vuitton SE 15,385 8,164
Orange SA 509,806 10,652
Renault SA 127,451 4,491
Societe Generale SA 179,139 14,344
Sodexo SA 30,539 1,554
TotalEnergies SE 159,716 14,872
Valeo SE 161,633 2,038
146,145
Germany - 2.2%
Aumovio SE(Æ) 47,464 2,055
BASF SE 119,516 7,680
Beiersdorf AG 29,700 2,459
Brenntag SE 38,870 2,830
Continental AG 36,395 2,745
Daimler Truck Holding AG 120,472 6,079
Evonik Industries AG 210,415 4,366
Fresenius SE & Co. KGaA 105,330 5,106
GEA Group AG 3,818 262
Infineon Technologies AG 87,682 5,893
Mercedes-Benz Group AG 31,451 1,833
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,655 3,988
Rheinmetall AG 2,360 3,759
Siemens AG 27,919 8,292
Siemens Healthineers AG(Þ) 187,559 7,686
Symrise AG 182,134 16,100
Wacker Chemie AG 18,412 2,024

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 137
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zalando SE(Æ)(Þ) 107,283 2,646
85,803
Hong Kong - 1.0%
AIA Group, Ltd. 1,470,748 16,199
ASMPT, Ltd. 173,100 3,649
CK Asset Holdings, Ltd. 698,500 4,387
Power Assets Holdings, Ltd. 118,000 976
Prudential PLC 632,419 9,475
Yue Yuen Industrial Holdings, Ltd. 1,071,500 2,003
36,689
India - 0.3%
HDFC Bank, Ltd. - ADR 460,774 11,708
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 13,536,900 2,927
Ireland - 0.8%
Accenture PLC Class A 90,998 16,262
AIB Group PLC 643,727 7,330
Bank of Ireland Group PLC 375,706 7,451
31,043
Italy - 0.8%
BPER Banca SpA 396,246 5,846
Eni SpA 291,341 8,233
FinecoBank Banca Fineco SpA 73,109 1,813
Recordati Industria Chimica e
Farmaceutica SpA 4,903 286
Ryanair Holdings PLC - ADR 61,293 3,350
UniCredit SpA 166,672 12,880
32,408
Japan - 5.3%
Advantest Corp. 30,200 5,657
Alfresa Holdings Corp. 97,400 1,479
Amada Co., Ltd. 116,600 1,968
ARCHION Corp.(Æ) 269,200 523
Astellas Pharma, Inc. 125,400 1,799
Bridgestone Corp. 72,400 1,517
Canon, Inc. 129,200 3,326
Chiba Bank, Ltd. (The) 463,400 6,491
Daiichi Life Group, Inc. 165,700 1,532
Denso Corp. 70,500 847
Dentsu Group, Inc. 153,200 2,917
Eisai Co., Ltd. 97,200 2,920
FUJIFILM Holdings Corp. 172,300 3,192
Hakuhodo DY Holdings, Inc. 156,600 1,050
Hitachi, Ltd. 188,900 5,940
Honda Motor Co., Ltd. 596,131 4,818
Horiba, Ltd. 10,700 1,496
Hoya Corp. 69,900 13,086
Isuzu Motors, Ltd. 26,800 370
Japan Airlines Co., Ltd. 186,300 2,926
Japan Post Insurance Co., Ltd. Class A 502,200 4,925
JGC Holdings Corp. 164,500 2,531
Kao Corp. 33,600 1,251
Keyence Corp. 30,500 13,970
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koito Manufacturing Co., Ltd. 241,900 3,930
Kubota Corp. 400,100 6,575
Kuraray Co., Ltd. 125,300 1,317
Kyocera Corp. 234,100 4,086
Mitsubishi Estate Co., Ltd. 157,200 4,482
Mitsubishi Gas Chemical Co., Inc. 75,800 2,152
MS&AD Insurance Group Holdings, Inc. 12,900 334
Nikon Corp. 119,400 1,320
Nintendo Co., Ltd. 50,000 2,432
Nippon Television Holdings, Inc. 38,600 736
Nissan Motor Co., Ltd.(Æ) 947,400 2,168
Otsuka Corp. 113,100 2,115
Persol Holdings Co., Ltd. 1,420,500 2,129
Resona Holdings, Inc. 605,500 7,560
Rinnai Corp. 79,900 1,819
Rohm Co., Ltd. 247,500 5,440
Sega Sammy Holdings, Inc. 114,700 1,673
Shin-Etsu Chemical Co., Ltd. 351,700 16,389
Shionogi & Co., Ltd. 60,700 1,238
Sompo Holdings, Inc. 16,500 613
Stanley Electric Co., Ltd. 94,229 1,839
Subaru Corp. 166,385 2,476
Sumitomo Heavy Industries, Ltd. 56,400 1,920
Sumitomo Mitsui Financial Group, Inc. 270,500 9,525
Sumitomo Mitsui Trust Group, Inc. 221,500 7,379
Sysmex Corp. 281,500 2,478
T&D Holdings, Inc. 350,100 8,524
Taiheiyo Cement Corp. 39,600 909
Takeda Pharmaceutical Co., Ltd. 110,500 3,675
THK Co., Ltd. 54,100 2,048
Tokio Marine Holdings, Inc. 82,400 3,736
Trend Micro, Inc. 47,200 1,633
Tsuruha Holdings, Inc. 162,600 2,132
Yamato Holdings Co., Ltd. 182,300 2,058
205,371
Luxembourg - 0.0%
RTL Group SA 26,834 1,032
Mexico - 0.2%
America Movil SAB de CV - ADR 283,461 7,540
Netherlands - 2.2%
ABN AMRO Bank NV(Þ) 261,785 9,173
Adyen NV(Æ)(Þ) 3,017 3,414
Argenx SE(Æ) 4,754 3,720
ASML Holding NV 4,922 7,105
Heineken Holding NV 9,538 679
Heineken NV 155,515 12,041
ING Groep NV 782,948 22,709
Koninklijke Philips NV 267,190 7,049
Magnum Ice Cream Co. NV (The)(Æ) 23,315 341
NN Group NV 93,354 8,177
Randstad NV 74,173 2,206
Universal Music Group NV 428,039 8,963
VEON, Ltd. - ADR(Æ) 18,054 898
86,475

See accompanying notes which are an integral part of the financial statements.
138 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.0%
Orkla ASA 62,566 772
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 117,424 5,417
Grab Holdings, Ltd. Class A(Æ) 737,302 2,816
Oversea-Chinese Banking Corp., Ltd. 119,300 2,061
Singapore Telecommunications, Ltd. 515,000 1,863
United Overseas Bank, Ltd. 154,101 4,400
16,557
South Africa - 0.4%
Anglo American PLC 84,690 4,165
MTN Group, Ltd. 489,577 6,151
Old Mutual, Ltd. 3,964,489 3,233
13,549
South Korea - 2.0%
Coway Co., Ltd. 16,248 947
Hankook Tire & Technology Co., Ltd. 31,729 1,274
Hyundai Mobis Co., Ltd. 11,266 3,265
KB Financial Group, Inc. 49,613 5,385
KT Corp. - ADR 219,471 4,703
LG Electronics, Inc. Class H 11,473 1,105
LG H&H Co., Ltd. 6,091 1,049
Samsung Electronics Co., Ltd. 230,439 34,961
Shinhan Financial Group Co., Ltd. 185,727 12,535
SK Hynix, Inc. 5,604 4,931
SK Telecom Co., Ltd. 113,034 7,312
77,467
Spain - 0.1%
Industria de Diseno Textil SA 51,455 3,083
Sweden - 0.3%
Atlas Copco AB Class B 59,756 1,012
Essity AB Class B 37,110 984
SKF AB Class B 208,658 5,211
Telefonaktiebolaget LM Ericsson Class B 447,766 5,300
12,507
Switzerland - 1.1%
Adecco Group AG 83,750 1,936
Galderma Group AG 18,589 3,899
SGS SA 12,778 1,386
Sonova Holding AG 3,883 850
Swatch Group AG (The) Class B 20,468 4,734
TE Connectivity PLC 6,631 1,404
UBS Group AG 509,383 22,695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 6,660 4,616
41,520
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing
Co., Ltd. 277,000 18,805
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 238,934 94,632
113,437
Thailand - 0.3%
Bangkok Bank PCL - NVDR 540,200 2,706
Kasikornbank PCL - NVDR 1,267,800 7,565
10,271
Turkey - 0.0%
Coca-Cola Icecek AS 178,901 298
United Kingdom - 5.6%
3i Group PLC 28,559 995
AstraZeneca PLC 68,998 13,001
BAE Systems PLC 87,532 2,434
Barratt Redrow PLC 651,744 2,242
British American Tobacco PLC 276,163 16,217
British Land Co. PLC (The)(ö) 497,599 2,645
BT Group PLC 2,276,239 6,705
Burberry Group PLC(Æ) 175,011 2,767
CK Hutchison Holdings, Ltd. Class B 565,000 4,742
Compass Group PLC 325,776 9,215
DCC PLC 67,458 5,104
Diageo PLC 205,829 4,138
easyJet PLC 908,460 4,409
GSK PLC 831,977 21,863
Hikma Pharmaceuticals PLC 118,047 2,250
HSBC Holdings PLC 523,027 9,586
International Consolidated Airlines Group
SA 57,904 298
Intertek Group PLC 8,270 537
J Sainsbury PLC 448,108 2,004
Kingfisher PLC 933,390 3,669
Land Securities Group PLC(ö) 356,396 2,890
Lloyds Banking Group PLC 8,376,104 11,338
NatWest Group PLC 1,254,644 9,934
Pearson PLC 30,877 454
Reckitt Benckiser Group PLC 353,027 22,460
RELX PLC 298,032 10,886
Rolls-Royce Holdings PLC 284,280 4,637
Standard Chartered PLC 588,352 14,953
Tate & Lyle PLC 386,421 1,932
Unilever PLC 317,446 18,555
Unite Group PLC (The)(ö) 283,771 1,799
WPP PLC 625,705 2,265
216,924
United States - 56.4%
Abbott Laboratories 32,926 2,989
AbbVie, Inc. 31,117 6,576
Adobe, Inc.(Æ) 19,630 4,831

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 139
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advanced Micro Devices, Inc.(Æ) 37,954 13,454
Agilent Technologies, Inc. 6,458 746
Airbnb, Inc. Class A(Æ) 156,902 22,023
Albemarle Corp. 23,332 4,589
Allstate Corp. (The) 22,577 4,905
Alphabet, Inc. Class A 98,594 37,939
Alphabet, Inc. Class C 345,217 131,852
Amazon.com, Inc.(Æ) 443,147 117,461
American Express Co. 10,113 3,267
American Financial Group, Inc. 10,283 1,370
American Tower Corp.(ö) 16,293 2,977
Ameriprise Financial, Inc. 8,416 3,996
Amphenol Corp. Class A 10,622 1,564
Amrize, Ltd. 33,627 1,808
Analog Devices, Inc. 25,015 10,063
Antero Resources Corp.(Æ) 63,055 2,476
API Group Corp.(Æ) 91,864 4,200
Apollo Global Management, Inc. 4,188 539
Apple, Inc. 398,393 108,104
Applied Materials, Inc. 78,808 31,089
Arch Capital Group, Ltd.(Æ) 10,179 962
Arista Networks, Inc.(Æ) 43,173 7,456
Autodesk, Inc.(Æ) 8,786 2,082
Automatic Data Processing, Inc. 24,113 5,111
Axon Enterprise, Inc.(Æ) 9,604 3,858
Baker Hughes Co. 238,065 16,586
Ball Corp. 36,950 2,257
Bank of America Corp. 374,844 20,039
Berkshire Hathaway, Inc. Class B(Æ) 13,821 6,546
Best Buy Co., Inc. 48,924 2,959
BlackRock, Inc. 6,601 7,034
Blackstone, Inc. Class A 73,253 9,199
Boeing Co. (The)(Æ) 19,440 4,452
Booking Holdings, Inc. 71,381 12,018
Boston Scientific Corp.(Æ) 18,026 1,038
BP PLC 1,478,170 11,668
Bristol-Myers Squibb Co. 90,803 5,502
Broadcom, Inc. 161,501 67,415
Brown & Brown, Inc. 8,799 529
Builders FirstSource, Inc.(Æ) 1,850 146
Capital One Financial Corp. 83,638 16,000
Cardinal Health, Inc. 6,896 1,330
Carlisle Cos., Inc. 1,656 588
CF Industries Holdings, Inc. 2,569 319
CH Robinson Worldwide, Inc. 4,391 798
Charles Schwab Corp. (The) 230,518 21,125
Chevron Corp. 41,236 7,971
Chipotle Mexican Grill, Inc. Class A(Æ) 336,013 11,421
Church & Dwight Co., Inc. 40,435 3,925
Cigna Group (The) 66,164 19,226
Cincinnati Financial Corp. 15,564 2,546
Cintas Corp. 27,053 4,726
Cisco Systems, Inc. 121,766 11,142
Citigroup, Inc. 37,630 4,816
Cloudflare, Inc. Class A(Æ) 14,211 2,913
CME Group, Inc. Class A 100,977 29,063
Coca-Cola Co. (The) 28,701 2,260
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola Consolidated, Inc. 10,217 2,095
Cognizant Technology Solutions Corp.
Class A 74,769 3,955
Colgate-Palmolive Co. 48,125 4,108
Comfort Systems USA, Inc. 1,604 2,952
ConocoPhillips 14,129 1,777
Copart, Inc.(Æ) 13,656 452
Corning, Inc. 76,051 12,491
Costco Wholesale Corp. 10,283 10,432
Coterra Energy, Inc. 16,195 582
Crowdstrike Holdings, Inc. Class A(Æ) 532 237
Cummins, Inc. 7,339 4,925
Darden Restaurants, Inc. 19,508 3,913
Datadog, Inc. Class A(Æ) 14,379 1,901
Deckers Outdoor Corp.(Æ) 24,163 2,469
Delta Air Lines, Inc. 153,379 10,428
Devon Energy Corp. 16,779 862
Dexcom, Inc.(Æ) 192,171 11,444
Diamondback Energy, Inc. 3,867 795
DocuSign, Inc.(Æ) 52,184 2,400
Dollar General Corp. 39,193 4,542
DoorDash, Inc. Class A(Æ) 26,326 4,440
Dow, Inc. 8,987 364
DraftKings, Inc. Class A(Æ) 21,858 510
Dynatrace, Inc.(Æ) 113,153 4,097
EchoStar Corp. Class A(Æ) 24,012 2,957
Ecolab, Inc. 1,739 453
Edison International 4,276 297
Edwards Lifesciences Corp.(Æ) 41,549 3,469
Electronic Arts, Inc. 2,775 562
Elevance Health, Inc. 32,305 12,160
Eli Lilly & Co. 22,638 21,157
EMCOR Group, Inc. 7,277 6,489
EOG Resources, Inc. 6,655 935
EQT Corp. 22,798 1,370
Equifax, Inc. 60,171 10,466
Equity LifeStyle Properties, Inc. Class
A(ö) 43,930 2,780
Erie Indemnity Co. Class A 4,411 966
Expand Energy Corp. 2,384 244
Expedia Group, Inc. 707 176
Expeditors International of Washington,
Inc. 2,045 302
Exxon Mobil Corp. 103,413 15,960
F5, Inc.(Æ) 2,045 662
Fastenal Co. 29,133 1,309
FedEx Corp. 16,651 6,716
Fortinet, Inc.(Æ) 7,793 657
Fox Corp. Class A 27,098 1,720
Fox Corp. Class B 77,423 4,415
Garmin, Ltd. 2,949 741
GE Vernova, Inc. 5,003 5,421
General Dynamics Corp. 58,429 20,117
General Electric Co. 19,364 5,614
General Motors Co. 62,175 4,781
Gilead Sciences, Inc. 71,276 9,326
Goldman Sachs Group, Inc. (The) 5,705 5,270

See accompanying notes which are an integral part of the financial statements.
140 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Graco, Inc. 35,299 2,833
Haleon PLC 3,539,790 16,330
Hartford Insurance Group, Inc. (The) 25,638 3,508
HCA Healthcare, Inc. 46,269 20,102
Hershey Co. (The) 24,395 4,531
Holcim AG(Æ) 24,977 2,328
Home Depot, Inc. (The) 15,439 5,076
Hormel Foods Corp. 103,677 2,226
Howmet Aerospace, Inc. 3,332 810
Hubbell, Inc. Class B 10,090 5,127
HubSpot, Inc.(Æ) 1,161 257
IDEX Corp. 16,421 3,577
IDEXX Laboratories, Inc.(Æ) 5,968 3,347
Illumina, Inc.(Æ) 5,772 732
Insulet Corp.(Æ) 13,069 2,250
Intercontinental Exchange, Inc. 41,692 6,591
Intuit, Inc. 32,616 12,671
Intuitive Surgical, Inc.(Æ) 13,637 6,240
Jack Henry & Associates, Inc. 10,287 1,582
Johnson & Johnson 69,332 15,936
JPMorgan Chase & Co. 69,553 21,786
Keysight Technologies, Inc.(Æ) 4,979 1,742
Kroger Co. (The) 13,296 905
Lam Research Corp. 19,276 4,971
Las Vegas Sands Corp. 83,735 4,573
Linde PLC 26,630 13,345
Lockheed Martin Corp. 6,881 3,564
LPL Financial Holdings, Inc. 2,155 720
Lululemon Athletica, Inc.(Æ) 2,462 339
Lumentum Holdings, Inc.(Æ) 618 558
Marsh & McLennan Cos., Inc. 35,697 5,987
MasTec, Inc.(Æ) 10,683 4,210
Mastercard, Inc. Class A 70,172 35,291
McDonald's Corp. 23,456 6,886
Medtronic PLC 23,248 1,882
Merck & Co., Inc. 107,859 11,776
Meta Platforms, Inc. Class A 110,065 67,350
MetLife, Inc. 35,050 2,808
Micron Technology, Inc. 30,278 15,659
Microsoft Corp. 220,515 89,922
Monolithic Power Systems, Inc. 1,597 2,578
Monster Beverage Corp.(Æ) 79,219 6,105
Morgan Stanley 22,904 4,365
Nasdaq, Inc. 41,294 3,795
Nestle SA 98,936 10,035
NetApp, Inc. 38,500 4,265
Netflix, Inc. Class B(Æ) 67,555 6,324
Newmont Corp. 22,355 2,483
Nextpower, Inc. Class A(Æ) 4,119 491
NIKE, Inc. Class B 12,946 574
Nordson Corp. 12,011 3,465
Northern Trust Corp. 4,776 794
Northrop Grumman Corp. 21,113 12,235
Novartis AG 83,608 12,426
NVIDIA Corp. 680,057 135,719
NVR, Inc.(Æ) 97 613
Old Dominion Freight Line, Inc. 6,383 1,356
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ON Semiconductor Corp.(Æ) 10,176 1,026
Oracle Corp. 20,916 3,376
Otis Worldwide Corp. 10,409 811
Packaging Corp. of America 11,956 2,552
Palantir Technologies, Inc. Class A(Æ) 70,348 9,786
Palo Alto Networks, Inc.(Æ) 3,928 704
Parker-Hannifin Corp. 5,566 5,062
Paychex, Inc. 6,968 645
PayPal Holdings, Inc. 44,622 2,237
PepsiCo, Inc. 57,104 9,050
Pfizer, Inc. 15,616 417
PG&E Corp. 177,044 2,942
Philip Morris International, Inc. 34,929 5,766
Pinterest, Inc. Class A(Æ) 13,804 271
Principal Financial Group, Inc. 24,493 2,472
Procter & Gamble Co. (The) 100,285 14,751
Progressive Corp. (The) 52,870 10,642
PulteGroup, Inc. 5,628 689
QUALCOMM, Inc. 22,199 3,986
Regeneron Pharmaceuticals, Inc. 738 522
Reliance, Inc. 12,810 4,644
ResMed, Inc. 5,021 1,074
ROBLOX Corp. Class A(Æ) 46,176 2,552
Roche Holding AG 50,632 20,730
Rockwell Automation, Inc. 2,767 1,131
Roivant Sciences, Ltd.(Æ) 77,465 2,210
Ross Stores, Inc. 25,633 5,839
RPM International, Inc. 1,517 155
RTX Corp. 49,645 8,741
Salesforce, Inc. 58,269 10,286
Sanofi SA 181,128 16,921
Schneider Electric SE 78,336 24,740
Seagate Technology Holdings PLC 44,005 29,644
ServiceNow, Inc.(Æ) 7,932 700
Shell PLC 373,616 16,960
Snap-on, Inc. 1,751 671
Snowflake, Inc. Class A(Æ) 15,744 2,149
Solstice Advanced Materials Inc. 50,420 4,132
Spotify Technology SA(Æ) 6,743 3,011
Starbucks Corp. 37,625 3,963
STERIS PLC 3,127 678
Stifel Financial Corp. 29,694 2,340
Synopsys, Inc.(Æ) 2,145 1,035
Take-Two Interactive Software, Inc.(Æ) 19,586 4,187
Target Corp. 5,231 679
Teradyne, Inc. 14,396 4,945
Tesla, Inc.(Æ) 21,506 8,207
Texas Instruments, Inc. 6,780 1,906
Texas Pacific Land Corp. 798 354
TJX Cos., Inc. (The) 72,298 11,333
Tractor Supply Co. 4,050 142
Trane Technologies PLC 2,634 1,297
TransDigm Group, Inc. 10,402 12,066
Travelers Cos., Inc. (The) 20,069 6,124
Tyson Foods, Inc. Class A 38,766 2,484
Uber Technologies, Inc.(Æ) 195,275 14,569
Ulta Beauty, Inc.(Æ) 11,812 6,349

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 141
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Union Pacific Corp. 29,156 7,857
United Airlines Holdings, Inc.(Æ) 88,514 7,966
United Parcel Service, Inc. Class B 6,028 656
United Rentals, Inc. 1,260 1,209
United Therapeutics Corp.(Æ) 1,126 643
UnitedHealth Group, Inc. 75,249 27,878
Valero Energy Corp. 5,811 1,468
Veeva Systems, Inc. Class A(Æ) 3,084 481
VeriSign, Inc. 13,773 3,700
Verisk Analytics, Inc. Class A 3,189 588
Vertex Pharmaceuticals, Inc.(Æ) 23,128 9,884
Vertiv Holdings Co. Class A 20,490 6,731
VICI Properties, Inc.(ö) 75,532 2,206
Viking Holdings, Ltd.(Æ) 91,642 7,506
Visa, Inc. Class A 42,367 13,974
W.R. Berkley Corp. 41,589 2,779
W.W. Grainger, Inc. 878 1,020
Walmart, Inc. 35,903 4,737
Waste Management, Inc. 73,304 17,047
Waters Corp.(Æ) 1,619 501
Watsco, Inc. 570 250
Wells Fargo & Co. 4,081 336
Welltower, Inc.(ö) 58,794 12,778
Williams-Sonoma, Inc. 23,390 4,238
Woodward, Inc. 8,918 3,237
Workday, Inc. Class A(Æ) 3,921 480
Xylem, Inc. 31,621 3,736
Zoetis, Inc. Class A 4,872 560
Zoom Communications, Inc. Class A(Æ) 7,685 747
2,165,306
Total Common Stocks
(cost $2,697,621) 3,506,651
Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA
3.298% (Ÿ) 61,625 4,488
Volkswagen AG
7.549% (Ÿ) 55,033 5,569
10,057
Total Preferred Stocks
(cost $11,005) 10,057
Short-Term Investments - 5.1%
United States - 5.1%
U.S. Cash Management Fund(@) 194,608,618 (∞) 194,570
Total Short-Term Investments
(cost $194,567) 194,570
Total Investments - 96.7%
(identified cost $2,903,193) 3,711,278
Other Assets and Liabilities,
Net - 3.3%
128,013
Net Assets - 100.0%
3,839,291

See accompanying notes which are an integral part of the financial statements.
142 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.6%
ABN AMRO Bank NV 03/26/20 EUR 261,785 20.99 5,496
9,173
Adyen NV 03/20/26 EUR 3,017 1,013.87 3,059
3,414
Kuaishou Technology 11/01/24 HKD 298,700 5.84 1,743
1,657
Siemens Healthineers AG 09/25/25 EUR 187,559 49.19 9,227
7,686
Zalando SE 02/20/26 EUR 107,283 23.97 2,571 2,646
24,576
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 394 USD 55,314 06/26
5,328
S&P 500 E-Mini Index Futures 1,391 USD 503,803 06/26
34,879
S&P/TSX 60 Index Futures 201 CAD 79,765 06/26
2,682
SPI 200 Index Futures 202 AUD 43,773 06/26 224
Short Positions
CAC40 Euro Index Futures 358 EUR 28,839 05/26
682
DAX Index Futures 42 EUR 25,606 06/26
(1,018)
EURO STOXX 50 Index Futures 291 EUR 16,994 06/26
(563)
FTSE 100 Index Futures 1,016 GBP 105,446 06/26
195
FTSE/MIB Index Futures 41 EUR 9,773 06/26
(793)
Hang Seng Index Futures 35 HKD 44,842 05/26
52
IBEX 35 Index Futures 63 EUR 11,204 05/26
231
MSCI Emerging Markets Index Futures 2,036 USD 166,362 06/26
(15,727)
MSCI Singapore Index Futures 151 SGD 6,663 05/26
(4)
OMXS30 Index Futures 256 SEK 78,278 05/26
165
TOPIX Index Futures 58 JPY 2,171,520 06/26 (755)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 25,578
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 172 NZD 290 06/17/26 (1)
Bank of America CHF 12,000 USD 15,302 06/17/26 (127)
Bank of America EUR 13,500 USD 15,840 06/17/26 (35)
Bank of America GBP 25,700 USD 34,556 06/17/26 (412)
Bank of Montreal USD 7,099 CAD 9,606 06/17/26 (13)
Bank of Montreal DKK 27,019 USD 4,213 06/17/26 (41)
Bank of Montreal HKD 2,830 USD 363 06/17/26 1
Bank of Montreal NOK 29,929 USD 3,101 06/17/26 (128)
Bank of Montreal SEK 5,778 USD 631 06/17/26 4
Bank of Montreal SGD 120 USD 95 06/17/26 —
BNP Paribas USD 9,394 AUD 13,120 06/17/26 45
BNP Paribas USD 14,720 JPY 2,317,548 06/17/26 135

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas CHF 9,271 USD 12,021 06/17/26 101
BNP Paribas EUR 24,607 USD 28,615 06/17/26 (322)
BNP Paribas GBP 15,637 USD 20,973 06/17/26 (304)
HSBC USD 9,402 AUD 13,120 06/17/26 37
HSBC USD 14,728 JPY 2,317,548 06/17/26 127
HSBC CHF 9,271 USD 12,029 06/17/26 108
HSBC EUR 24,607 USD 28,644 06/17/26 (294)
HSBC GBP 15,637 USD 20,995 06/17/26 (282)
JPMorgan Chase USD 9,382 AUD 13,120 06/17/26 56
JPMorgan Chase USD 14,714 JPY 2,317,548 06/17/26 140
JPMorgan Chase CHF 9,271 USD 12,014 06/17/26 93
JPMorgan Chase EUR 24,607 USD 28,613 06/17/26 (325)
JPMorgan Chase GBP 15,637 USD 20,972 06/17/26 (304)
Morgan Stanley USD 9,373 AUD 13,120 06/17/26 65
Morgan Stanley USD 1,154 CAD 1,590 06/17/26 19
Morgan Stanley USD 2,368 EUR 2,020 06/17/26 8
Morgan Stanley USD 14,736 JPY 2,317,548 06/17/26 118
Morgan Stanley USD 152 SEK 1,410 06/17/26 1
Morgan Stanley AUD 600 USD 423 06/17/26 (8)
Morgan Stanley CHF 9,271 USD 12,015 06/17/26 94
Morgan Stanley EUR 24,607 USD 28,636 06/17/26 (302)
Morgan Stanley GBP 15,637 USD 20,970 06/17/26 (306)
Morgan Stanley JPY 52,900 USD 334 06/17/26 (5)
Standard Chartered USD 9,377 AUD 13,120 06/17/26 61
Standard Chartered USD 6,684 GBP 5,000 06/17/26 119
Standard Chartered USD 14,730 JPY 2,317,548 06/17/26 125
Standard Chartered CHF 9,271 USD 12,015 06/17/26 94
Standard Chartered EUR 24,607 USD 28,631 06/17/26 (306)
Standard Chartered GBP 15,637 USD 20,960 06/17/26 (317)
State Street USD 10,388 JPY 1,642,500 06/17/26 139
State Street CAD 9,400 USD 6,775 06/17/26 (159)
State Street EUR 25,100 USD 28,881 06/17/26 (636)
State Street GBP 6,300 USD 8,313 06/17/26 (259)
State Street JPY 2,267,800 USD 14,307 06/17/26 (229)
State Street SEK 21,300 USD 2,240 06/17/26 (72)
Toronto Dominion Bank USD 6,763 CAD 9,300 06/17/26 97
Westpac USD 25,669 EUR 22,100 06/17/26 320
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,080)

See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
ABB, Ltd. JPMorgan Chase USD 30 OBFR + 0.300%
(1)
04/13/27 — 657 657
Accor SA JPMorgan Chase USD 41 OBFR - 0.300%
(1)
05/11/27 — 1 1
Aegon, Ltd. JPMorgan Chase USD 54 OBFR + 0.300%
(1)
04/20/27 — 59 59
AGEAS SA/NV JPMorgan Chase USD 32 OBFR + 0.300%
(1)
04/13/27 — 178 178
Akamai Technologies, Inc. JPMorgan Chase USD 17 OBFR - 0.200%
(1)
04/19/27 — 201 201
ALS Ltd. JPMorgan Chase USD 65 OBFR + 0.350%
(1)
05/17/27 — (27) (27)
Anheuser-Busch InBev SA/NV JPMorgan Chase USD 52 OBFR + 0.300%
(1)
04/13/27 — 350 350
AP Moller - Maersk A/S JPMorgan Chase USD 1 OBFR + 0.300%
(1)
04/07/27 — (46) (46)
Apple, Inc. JPMorgan Chase USD — OBFR + 0.300%
(1)
03/01/27 — 4 4
Aristocrat Leisure, Ltd. JPMorgan Chase USD 112 OBFR + 0.350%
(1)
04/13/27 — 384 384
Asahi Group Holdings, Ltd. JPMorgan Chase USD 240 OBFR + 0.250%
(1)
04/13/27 — (6) (6)
ASML Holding NV JPMorgan Chase USD 6 OBFR + 0.300%
(1)
03/02/27 — 905 905
Atlas Copco AB JPMorgan Chase USD 152 OBFR + 0.300%
(1)
04/14/27 — 239 239
Axon Enterprise, Inc. JPMorgan Chase USD — OBFR - 0.200%
(1)
04/19/27 — 12 12
Bank Leumi Le-Israel BM JPMorgan Chase USD 80 OBFR + 0.800%
(1)
03/02/27 — 259 259
Bank of Montreal JPMorgan Chase USD 1 OBFR + 0.300%
(1)
04/12/27 — 24 24
Barclays PLC JPMorgan Chase USD 190 OBFR + 0.300%
(1)
04/13/27 — 134 134
Barrick Mining Corp. JPMorgan Chase USD 29 OBFR + 0.300%
(1)
04/12/27 — (44) (44)
Becton Dickinson & Co. JPMorgan Chase USD 13 OBFR - 0.200%
(1)
04/13/27 — 106 106
Belimo Holding AG JPMorgan Chase USD — OBFR - 0.350%
(1)
04/14/27 — (71) (71)
Bentley Systems, Inc. JPMorgan Chase USD 52 OBFR - 0.200%
(1)
05/03/27 — 131 131
Bio-Techne Corp. JPMorgan Chase USD 39 OBFR - 0.200%
(1)
04/13/27 — (111) (111)
BlueScope Steel, Ltd. JPMorgan Chase USD 31 OBFR + 0.350%
(1)
05/24/27 — 26 26
BP PLC JPMorgan Chase USD 411 OBFR + 0.300%
(1)
03/02/27 — (42) (42)
Brambles, Ltd. JPMorgan Chase USD 224 OBFR + 0.350%
(1)
03/02/27 — 234 234
Broadcom, Inc. JPMorgan Chase USD — OBFR + 0.300%
(1)
03/10/27 — 11 11
Brookfield Renewable Corp. JPMorgan Chase USD 13 OBFR + 0.300%
(1)
04/12/27 — (46) (46)
Brown & Brown, Inc. JPMorgan Chase USD 21 OBFR - 0.200%
(1)
04/19/27 — 105 105
Cameco Corp. JPMorgan Chase USD 10 OBFR + 0.300%
(1)
04/12/27 — 139 139
Canadian Imperial Bank of
Commerce JPMorgan Chase USD 13 OBFR + 0.300%
(1)
04/12/27 — 231 231
Canadian Natural Resources,
Ltd. JPMorgan Chase USD 15 OBFR + 0.300%
(1)
04/13/27 — (9) (9)
Carlisle Cos.., Inc. JPMorgan Chase USD 7 OBFR - 0.200%
(1)
04/19/27 — (143) (143)
Celsius Holdings, Inc. JPMorgan Chase USD 59 OBFR - 0.200%
(1)
04/19/27 — 114 114
Cie Financiere Richemont SA JPMorgan Chase USD 24 OBFR + 0.300%
(1)
03/02/27 — 450 450
Computershare, Ltd. JPMorgan Chase USD 37 OBFR + 0.350%
(1)
04/13/27 — 88 88
Continental AG JPMorgan Chase USD 21 OBFR - 0.300%
(1)
04/20/27 — (142) (142)
Dai Nippon Printing Co., Ltd. JPMorgan Chase USD 21 OBFR + 0.250%
(1)
05/07/27 — 29 29
Daiichi Sankyo Co., Ltd. JPMorgan Chase USD 126 OBFR + 0.250%
(1)
04/13/27 — (67) (67)
Davide Campari-Milano NV JPMorgan Chase USD 139 OBFR - 0.300%
(1)
04/20/27 — (64) (64)
Delivery Hero SE JPMorgan Chase USD 115 OBFR - 0.300%
(1)
04/14/27 — (714) (714)
Demant A/S JPMorgan Chase USD 40 OBFR - 1.950%
(1)
04/14/27 — (73) (73)
Denso Corp. JPMorgan Chase USD 29 OBFR + 0.250%
(1)
04/13/27 — — —
Deutsche Bank AG JPMorgan Chase USD 46 OBFR + 0.300%
(1)
04/14/27 — 102 102
Deutsche Telekom AG JPMorgan Chase USD 143 OBFR + 0.300%
(1)
04/07/27 — (512) (512)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
DoorDash, Inc. JPMorgan Chase USD 12 OBFR - 0.200%
(1)
04/19/27 — (223) (223)
Eiffage SA JPMorgan Chase USD 19 OBFR + 0.300%
(1)
04/13/27 — 94 94
Enbridge, Inc. JPMorgan Chase USD 5 OBFR + 0.300%
(1)
04/12/27 — 6 6
Entegris, Inc. JPMorgan Chase USD 12 OBFR - 0.200%
(1)
04/19/27 — (294) (294)
Epiroc AB JPMorgan Chase USD 41 OBFR + 0.300%
(1)
04/07/27 — 160 160
Finning International, Inc. JPMorgan Chase USD 8 OBFR + 0.300%
(1)
04/19/27 — 86 86
Fresenius Medical Care AG JPMorgan Chase USD 93 OBFR + 0.300%
(1)
04/13/27 — 85 85
Fujitsu, Ltd. JPMorgan Chase USD 126 OBFR + 0.250%
(1)
05/07/27 — (197) (197)
GSK PLC JPMorgan Chase USD 66 OBFR + 0.300%
(1)
03/02/27 — (62) (62)
Halozyme Therapeutics, Inc. JPMorgan Chase USD 16 OBFR - 0.200%
(1)
05/14/27 — 55 55
Imperial Brands PLC JPMorgan Chase USD 105 OBFR + 0.300%
(1)
04/13/27 — (236) (236)
Inpost SA JPMorgan Chase USD 120 OBFR - 0.300%
(1)
04/14/27 — (61) (61)
Jack Henry & Associates, Inc. JPMorgan Chase USD 9 OBFR - 0.200%
(1)
04/13/27 — 39 39
Joby Aviation, Inc. JPMorgan Chase USD 91 OBFR - 0.390%
(1)
04/13/27 — (85) (85)
Kajima Corp. JPMorgan Chase USD 67 OBFR + 0.250%
(1)
04/14/27 — 183 183
Kingfisher PLC JPMorgan Chase USD 329 OBFR + 0.300%
(1)
03/11/27 — 62 62
Kinross Gold Corp. JPMorgan Chase USD 46 OBFR + 0.300%
(1)
04/06/27 — 24 24
Koninklijke Ahold Delhaize NV JPMorgan Chase USD 23 OBFR + 0.300%
(1)
06/01/27 — (24) (24)
Kratos Defense & Security
Solutions, Inc. JPMorgan Chase USD 10 OBFR - 0.200%
(1)
04/19/27 — 73 73
Labcorp Holdings, Inc. JPMorgan Chase USD 8 OBFR - 0.200%
(1)
04/19/27 — 84 84
LEG Immobilien SE JPMorgan Chase USD 21 OBFR + 0.300%
(1)
04/13/27 — 113 113
Leonardo SpA JPMorgan Chase USD 10 OBFR + 0.300%
(1)
04/13/27 — (44) (44)
Littelfuse, Inc. JPMorgan Chase USD 4 OBFR - 0.200%
(1)
04/19/27 — (238) (238)
Logitech International SA JPMorgan Chase USD 46 OBFR + 0.300%
(1)
04/07/27 — 383 383
Lowe's Cos., Inc. JPMorgan Chase USD 2 OBFR - 0.200%
(1)
04/19/27 — (7) (7)
Marks & Spencer Group PLC JPMorgan Chase USD 65 OBFR + 0.300%
(1)
06/01/27 — 2 2
McCormick & Co., Inc./MD JPMorgan Chase USD 31 OBFR - 0.200%
(1)
05/10/27 — 26 26
Microsoft Corp. JPMorgan Chase USD — OBFR + 0.300%
(1)
03/05/27 — 8 8
Mitsubishi Electric Corp. JPMorgan Chase USD 89 OBFR + 0.250%
(1)
04/07/27 — 783 783
Mitsui Fudosan Co., Ltd. JPMorgan Chase USD 123 OBFR + 0.250%
(1)
04/13/27 — 81 81
Monolithic Power Systems, Inc. JPMorgan Chase USD 2 OBFR - 0.200%
(1)
04/19/27 — (827) (827)
NatWest Group PLC JPMorgan Chase USD 90 OBFR + 0.300%
(1)
04/14/27 — 82 82
Niterra Co., Ltd. JPMorgan Chase USD 25 OBFR - 0.300%
(1)
05/07/27 — (194) (194)
NN Group NV JPMorgan Chase USD 35 OBFR + 0.300%
(1)
04/13/27 — 360 360
Nokia Oyj JPMorgan Chase USD 248 OBFR + 0.300%
(1)
04/13/27 — 1,181 1,181
Nordea Bank Abp JPMorgan Chase USD 152 OBFR + 0.300%
(1)
04/13/27 — 422 422
NVIDIA Corp. JPMorgan Chase USD — OBFR + 0.300%
(1)
03/01/27 — 3 3
Obic Co., Ltd. JPMorgan Chase USD 84 OBFR + 0.250%
(1)
04/20/27 — 71 71
ONEOK, Inc. JPMorgan Chase USD 15 OBFR - 0.200%
(1)
04/19/27 — (32) (32)
ORIX Corp. JPMorgan Chase USD 36 OBFR + 0.250%
(1)
04/13/27 — 186 186
Owens Corning JPMorgan Chase USD 17 OBFR - 0.200%
(1)
04/19/27 — (259) (259)
PLS Group, Ltd. JPMorgan Chase USD 156 OBFR + 0.350%
(1)
04/20/27 — 141 141
Porsche Automobil Holding SE JPMorgan Chase USD 62 OBFR + 0.300%
(1)
04/13/27 — 9 9
Procore Technologies, Inc. JPMorgan Chase USD 37 OBFR - 0.200%
(1)
04/13/27 — 16 16
Raiffeisen Bank International AG JPMorgan Chase USD 23 OBFR + 0.300%
(1)
04/13/27 — 316 316

See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
RELX PLC JPMorgan Chase USD 42 OBFR + 0.300%
(1)
04/14/27 — 161 161
Rivian Automotive, Inc. JPMorgan Chase USD 75 OBFR - 0.200%
(1)
04/13/27 — (101) (101)
Roche Holding AG JPMorgan Chase USD 4 OBFR + 0.300%
(1)
04/13/27 — 47 47
Rocket Lab Corp. JPMorgan Chase USD 14 OBFR - 0.200%
(1)
04/19/27 — (265) (265)
Rolls-Royce Holdings PLC JPMorgan Chase USD 29 OBFR + 0.300%
(1)
05/17/27 — (21) (21)
Royal Bank of Canada JPMorgan Chase USD 6 OBFR + 0.300%
(1)
03/01/27 — 109 109
Saipem SpA JPMorgan Chase USD 346 OBFR - 3.500%
(1)
05/04/27 — (297) (297)
Santos, Ltd. JPMorgan Chase USD 613 OBFR + 0.350%
(1)
04/07/27 — 185 185
Shopify, Inc. JPMorgan Chase USD 3 OBFR + 0.300%
(1)
04/13/27 — 10 10
Siemens Energy AG JPMorgan Chase USD 14 OBFR + 0.300%
(1)
04/13/27 — 691 691
Singapore Technologies
Engineering, Ltd. JPMorgan Chase USD 326 OBFR + 0.500%
(1)
05/11/27 — (69) (69)
SITC International Holdings
Co., Ltd. JPMorgan Chase USD 481 OBFR + 0.400%
(1)
04/08/27 — (9) (9)
Societe Generale SA JPMorgan Chase USD 39 OBFR + 0.300%
(1)
04/13/27 — 348 348
Sodexo SA JPMorgan Chase USD 8 OBFR - 0.300%
(1)
05/24/27 — (8) (8)
SoftBank Corp. JPMorgan Chase USD 2,045 OBFR + 0.250%
(1)
03/02/27 — 241 241
Somnigroup International, Inc. JPMorgan Chase USD 29 OBFR - 0.200%
(1)
05/10/27 — (10) (10)
Sony Group Corp. JPMorgan Chase USD 117 OBFR + 0.250%
(1)
03/11/27 — (5) (5)
Starbucks Corp. JPMorgan Chase USD 17 OBFR - 0.200%
(1)
04/19/27 — (261) (261)
Subsea 7 SA JPMorgan Chase USD 33 OBFR + 0.300%
(1)
04/07/27 — 168 168
Sumitomo Metal Mining Co.,
Ltd. JPMorgan Chase USD 29 OBFR + 0.250%
(1)
04/07/27 — 178 178
Sumitomo Mitsui Financial
Group, Inc. JPMorgan Chase USD 71 OBFR + 0.250%
(1)
03/08/27 — 303 303
Temenos AG JPMorgan Chase USD 13 OBFR + 0.300%
(1)
04/13/27 — 120 120
Thales SA JPMorgan Chase USD 7 OBFR + 0.300%
(1)
04/13/27 — (121) (121)
Tokio Marine Holdings, Inc. JPMorgan Chase USD 38 OBFR + 0.250%
(1)
04/13/27 — 14 14
TopBuild Corp. JPMorgan Chase USD 3 OBFR - 0.200%
(1)
04/19/27 — (233) (233)
Toromont Industries, Ltd. JPMorgan Chase USD 7 OBFR + 0.300%
(1)
05/03/27 — 91 91
Toronto-Dominion Bank (The) JPMorgan Chase USD 7 OBFR + 0.300%
(1)
04/12/27 — 107 107
Traton SE JPMorgan Chase USD 31 OBFR + 0.300%
(1)
04/14/27 — 75 75
Tyler Technologies, Inc. JPMorgan Chase USD 6 OBFR - 0.200%
(1)
04/19/27 — 8 8
Unipol Assicurazioni SpA JPMorgan Chase USD 112 OBFR + 0.300%
(1)
04/13/27 — 364 364
Volkswagen AG JPMorgan Chase USD 50 OBFR + 0.300%
(1)
04/13/27 — 82 82
WH Group Ltd. JPMorgan Chase USD 659 OBFR + 0.400%
(1)
04/20/27 — (55) (55)
Wheaton Precious Metals Corp. JPMorgan Chase USD 3 OBFR + 0.300%
(1)
05/21/27 — (79) (79)
Wolters Kluwer NV JPMorgan Chase USD 32 OBFR + 0.300%
(1)
04/20/27 — 122 122
Total Open Total Return Swap Contracts (å) — 7,297 7,297

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 4,223 $ — $ — $ 4,223
Austria — 9,889 — — 9,889
Belgium — 6,994 — — 6,994
Brazil 33,519 — — — 33,519
Canada 45,049 — — — 45,049
China 21,329 43,650 — — 64,979
Denmark — 15,960 — — 15,960
Finland — 7,206 — — 7,206
France — 146,145 — — 146,145
Germany — 85,803 — — 85,803
Hong Kong — 36,689 — — 36,689
India 11,708 — — — 11,708
Indonesia — 2,927 — — 2,927
Ireland 16,262 14,781 — — 31,043
Italy 3,350 29,058 — — 32,408
Japan — 205,371 — — 205,371
Luxembourg — 1,032 — — 1,032
Mexico 7,540 — — — 7,540
Netherlands 898 85,577 — — 86,475
Norway — 772 — — 772
Russia — — — — —
Singapore 2,816 13,741 — — 16,557
South Africa — 13,549 — — 13,549
South Korea 4,703 72,764 — — 77,467
Spain — 3,083 — — 3,083
Sweden — 12,507 — — 12,507
Switzerland 1,404 40,116 — — 41,520
Taiwan 94,632 18,805 — — 113,437
Thailand — 10,271 — — 10,271
Turkey — 298 — — 298
United Kingdom 7,970 208,954 — — 216,924
United States 2,033,169 132,137 — — 2,165,306
Preferred Stocks — 10,057 — — 10,057
Short-Term Investments — — — 194,570 194,570
Total Investments 2,284,349 1,232,359 — 194,570 3,711,278
Other Financial Instruments
Assets
Futures Contracts 44,438 — — — 44,438
Foreign Currency Exchange Contracts — 2,107 — — 2,107
Total Return Swap Contracts — 13,731 — — 13,731
Liabilities
Futures Contracts (18,860) — — — (18,860)

See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (5,187) — — (5,187)
Total Return Swap Contracts — (6,434) — — (6,434)
Total Other Financial Instruments
*
$ 25,578 $ 4,217 $ — $ — $ 29,795
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 434,878 11 .3
Consumer Staples ............................................................................... 187,777 4 .9
Energy ................................................................................................ 136,101 3 .5
Financial Services .............................................................................. 675,428 17 .6
Health Care ........................................................................................ 351,532 9 .2
Materials and Processing ................................................................... 147,750 3 .9
Producer Durables .............................................................................. 311,303 8 .1
Technology ......................................................................................... 1,214,667 31 .6
Utilities ............................................................................................... 47,215 1 .2
Preferred Stocks
Consumer Discretionary .................................................................... 5,569 0 .2
Consumer Staples ............................................................................... 4,488 0 .1
Short-Term Investments .............................................................
194,570 5 .1
Total Investments ............................................................................... 3,711,278 96 .7

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,107
Variation margin on futures contracts* 44,438 —
Total return swap contracts, at fair value 13,731 —
Total
$ 58,169 $ 2,107
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 18,860 $ —
Unrealized depreciation on foreign currency exchange contracts — 5,187
Total return swap contracts, at fair value 6,434 —
Total
$ 25,294 $ 5,187
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (24,336) $ —
Total return swap contracts (3,642) —
Foreign currency exchange contracts — 840
Total
$ (27,978) $ 840
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 24,429 $ —
Total return swap contracts 7,297 —
Foreign currency exchange contracts — (5,861)
Total
$ 31,726 $ (5,861)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,107 $ — $ 2,107
Total Return Swap Contracts Total return swap contracts, at fair value 13,731 — 13,731
Total Financial and Derivative Assets
15,838 — 15,838
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 15,838 $ — $ 15,838
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 6 $ 6 $ — $ —
BNP Paribas
280 280 — —
HSBC
271 271 — —
JPMorgan Chase
14,020 6,723 — 7,297
Morgan Stanley
306 306 — —
Standard Chartered
399 399 — —
State Street
139 139 — —
Toronto Dominion Bank
97 — — 97
Westpac
320 — — 320
Total
$ 15,838 $ 8,124 $ — $ 7,714

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,187 $ — $ 5,187
Total Return Swap Contracts Total return swap contracts, at fair value 6,434 — 6,434
Total Financial and Derivative Liabilities
11,621 — 11,621
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,621 $ — $ 11,621
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 576 $ — $ — $ 576
Bank of Montreal 183 6 — 177
BNP Paribas 626 280 — 346
HSBC 575 271 — 304
JPMorgan Chase 7,063 6,723 340 —
Morgan Stanley 621 306 — 315
Standard Chartered 623 399 — 224
State Street 1,354 139 — 1,215
Total
$ 11,621 $ 8,124 $ 340 $ 3,157
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,903,193
Investments, at fair value(>) ........................................................................................................................................................
3,711,278
Cash .............................................................................................................................................................................................. 171
Foreign currency holdings(^) ....................................................................................................................................................... 9,390
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,107
Receivables:
Dividends and interest ...................................................................................................................................................... 7,656
Dividends from affiliated funds ....................................................................................................................................... 572
Investments sold ............................................................................................................................................................... 832
Fund shares sold ............................................................................................................................................................... 1,526
Foreign capital gains taxes recoverable ........................................................................................................................... 4,044
From broker(a)(b) ............................................................................................................................................................ 79,667
Variation margin on futures contracts .............................................................................................................................. 25,593
Prepaid expenses .......................................................................................................................................................................... 24
Total return swap contracts, at fair value(∞) ................................................................................................................................ 13,731
Total assets ...............................................................................................................................................................
3,856,591
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 634
Fund shares redeemed ...................................................................................................................................................... 2,306
Accrued fees to affiliates .................................................................................................................................................. 2,739
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 5,187
Total return swap contracts, at fair value(∞) ................................................................................................................................ 6,434
Total liabilities ...........................................................................................................................................................
17,300
Net Assets ...............................................................................................................................................................
$ 3,839,291

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 153
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 857,700
Shares of beneficial interest .........................................................................................................................................................
3,256
Additional paid-in capital ............................................................................................................................................................
2,978,335
Net Assets ...............................................................................................................................................................
$ 3,839,291
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 194,570
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 9,283
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 44,247
(b)     Receivable from Broker for Swaps .................................................................................................................................... $ 35,420
(∞)    Total return swap contracts - premium paid (received) $ —
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 11.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.33
Class A — Net assets ........................................................................................................................................................... $ 19,197,871
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,652,286
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 11.35
Class C — Net assets ........................................................................................................................................................... $ 3,096,552
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 272,916
Net asset value per share: Class M (#) .........................................................................................................................................
$ 11.81
Class M — Net assets .......................................................................................................................................................... $ 465,777,917
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 39,437,500
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 11.80
Class S — Net assets ............................................................................................................................................................ $ 2,643,098,472
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 223,946,597
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 11.74
Class Y — Net assets ........................................................................................................................................................... $ 708,120,373
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 60,328,720
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 28,937
Dividend distributions from affiliated funds .................................................................................................................... 3,540
Interest .............................................................................................................................................................................. (66)
Less foreign taxes withheld ............................................................................................................................................. (1,966)
Total investment income .............................................................................................................................................................
30,445
Expenses
Advisory fees ................................................................................................................................................................... 10,729
Administrative fees .......................................................................................................................................................... 722
Custodian fees .................................................................................................................................................................. 142
Distribution fees - Class A ............................................................................................................................................... 20
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 16
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 429
Transfer agent fees - Class S ............................................................................................................................................ 1,934
Transfer agent fees - Class Y ........................................................................................................................................... 15
Professional fees .............................................................................................................................................................. 78
Registration fees ............................................................................................................................................................... 85
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 54
Printing fees ..................................................................................................................................................................... 58
Miscellaneous .................................................................................................................................................................. 179
Expenses before reductions .............................................................................................................................................. 14,479
Expense reductions .......................................................................................................................................................... (520)
Net expenses ................................................................................................................................................................................
13,959
Net investment income (loss) .......................................................................................................................................................
16,486
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 60,752
Investments in affiliated funds ......................................................................................................................................... (15)
Futures contracts .............................................................................................................................................................. (24,336)
Foreign currency exchange contracts ............................................................................................................................... 840
Total return swap contracts .............................................................................................................................................. (3,642)
Foreign currency-related transactions .............................................................................................................................. (1,210)
Net realized gain (loss) ................................................................................................................................................................
32,389
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 199,028
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 24,429
Foreign currency exchange contracts ............................................................................................................................... (5,861)
Total return swap contracts .............................................................................................................................................. 7,297
Foreign currency-related transactions .............................................................................................................................. 154
Net change in unrealized appreciation (depreciation) ................................................................................................................. 225,050
Net realized and unrealized gain (loss) ........................................................................................................................................ 257,439
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 273,925

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 155
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 16,486 $ 25,617
Net realized gain (loss) ................................................................................................................ 32,389 172,600
Net change in unrealized appreciation (depreciation) ................................................................. 225,050 147,521
Net increase (decrease) in net assets from operations ....................................................................... 273,925 345,738
Distributions
To shareholders
Class A ..................................................................................................................................... (1,217) (871)
Class C ..................................................................................................................................... (217) (172)
Class M .................................................................................................................................... (35,807) (19,815)
Class S ...................................................................................................................................... (95,545) (68,288)
Class Y ..................................................................................................................................... (55,650) (48,869)
Net decrease in net assets from distributions ..................................................................................... (188,436) (138,015)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,835,133 (186,494)
Total Net Increase (Decrease) in Net Assets ...................................................................
1,920,622 21,229
Net Assets
Beginning of period ........................................................................................................................... 1,918,669 1,897,440
End of period ......................................................................................................................................
$ 3,839,291 $ 1,918,669

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
156 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited)
2025
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
358
$ 4,039
335
$ 3,520
Proceeds from reinvestment of distributions
112
1,216
88
871
Payments for shares redeemed
(155)
(1,775)
(220)
(2,359)
Net increase (decrease)
315
3,480
203
2,032
Class C
Proceeds from shares sold
14
151
17
171
Proceeds from reinvestment of distributions
20
215
18
171
Payments for shares redeemed
(21)
(231)
(49)
(507)
Net increase (decrease)
13
135
(14)
(165)
Class M
Proceeds from shares sold
15,436
178,968
4,709
49,640
Proceeds from reinvestment of distributions
3,261
35,807
1,983
19,813
Payments for shares redeemed
(4,000)
(45,734)
(12,733)
(136,825)
Net increase (decrease)
14,697
169,041
(6,041)
(67,372)
Class S
Proceeds from shares sold
160,016
1,801,098
23,539
253,876
Proceeds from reinvestment of distributions
8,677
95,278
6,823
68,099
Payments for shares redeemed
(21,634)
(248,222)
(34,209)
(365,526)
Net increase (decrease)
147,059
1,648,154
(3,847)
(43,551)
Class Y
Proceeds from shares sold
488
5,455
1,313
12,432
Proceeds from reinvestment of distributions
5,101
55,650
4,926
48,869
Payments for shares redeemed
(4,094)
(46,782)
(13,108)
(138,739)
Net increase (decrease)
1,495
14,323
(6,869)
(77,438)
Total increase (decrease)
163,579
$ 1,835,133
(16,568)
$ (186,494)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 157
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.67 10.49 8.16 7.44 9.69 8.89
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.04 .10 .11 .09 .09 .05
$ Net Realized and Unrealized Gain (Loss) .83 1.80 2.32 .76 (1.71) 3.18
$ Total from Investment Operations .87 1.90 2.43 .85 (1.62) 3.23
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.08) (.09) (.10) (.13) (.08) (.07)
$ Distributions from Net Realized Gain (.84) (.63) — — (.55) (2.36)
$ Total Distributions (.92) (.72) (.10) (.13) (.63) (2.43)
$ Net Asset Value, End of Period 11.62 11.67 10.49 8.16 7.44 9.69
% Total Return
(±)(ǿ)
8.00 19.35 29.90 11.52 (17.81) 41.83
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 19,198 15,604 11,887 8,061 6,399 9,215
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.24 1.26 1.32 1.49 1.50 1.50
% Expenses, Net
(Ƃ)(ɯ)
1.22 1.23 1.23 1.24 1.24 1.27
% Net Investment Income
(Ƃ)(ɯ)
.72 .99 1.12 1.14 1.13 .57
% Portfolio Turnover Rate
(ǿ)
23 49 47 43 41 49
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.38 10.23 7.95 7.25 9.45 8.72
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
( — )
(Ɵ)
.02 .04 .03 .03 (.02)
$ Net Realized and Unrealized Gain (Loss) .81 1.76 2.26 .73 (1.67) 3.11
$ Total from Investment Operations .81 1.78 2.30 .76 (1.64) 3.09
Less distributions:
– – – – – –
$ Distributions from Net Investment Income — — (.02) (.06) (.01) —
$ Distributions from Net Realized Gain (.84) (.63) — — (.55) (2.36)
$ Total Distributions (.84) (.63) (.02) (.06) (.56) (2.36)
$ Net Asset Value, End of Period 11.35 11.38 10.23 7.95 7.25 9.45
% Total Return
(ǿ)
7.60 18.51 28.97 10.57 (18.38) 40.73
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,097 2,960 2,801 2,534 3,062 4,098
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.99 2.01 2.08 2.24 2.25 2.25
% Expenses, Net
(Ƃ)(ɯ)
1.97 1.98 1.98 1.99 1.99 2.02
% Net Investment Income
(Ƃ)(ɯ)
(.07) .23 .37 .39 .37 (.19)
% Portfolio Turnover Rate
(ǿ)
23 49 47 43 41 49

See accompanying notes which are an integral part of the financial statements.
158 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.87 10.65 8.28 7.55 9.82 8.99
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .14 .15 .13 .12 .08
$ Net Realized and Unrealized Gain (Loss) .84 1.83 2.34 .76 (1.72) 3.21
$ Total from Investment Operations .90 1.97 2.49 .89 (1.60) 3.29
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.12) (.12) (.12) (.16) (.12) (.10)
$ Distributions from Net Realized Gain (.84) (.63) — — (.55) (2.36)
$ Total Distributions (.96) (.75) (.12) (.16) (.67) (2.46)
$ Net Asset Value, End of Period 11.81 11.87 10.65 8.28 7.55 9.82
% Total Return
(ǿ)
8.17 19.80 30.35 11.96 (17.49) 42.21
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 465,778 293,708 327,731 230,720 17,613 7,717
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.99 1.01 1.07 1.24 1.26 1.25
% Expenses, Net
(Ƃ)(ɯ)
.87 .88 .88 .89 .89 .92
% Net Investment Income
(Ƃ)(ɯ)
1.05 1.34 1.46 1.53 1.48 .90
% Portfolio Turnover Rate
(ǿ)
23 49 47 43 41 49
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.86 10.64 8.28 7.56 9.83 8.99
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .13 .14 .12 .12 .07
$ Net Realized and Unrealized Gain (Loss) .83 1.83 2.34 .76 (1.73) 3.22
$ Total from Investment Operations .89 1.96 2.48 .88 (1.61) 3.29
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.11) (.12) (.16) (.11) (.09)
$ Distributions from Net Realized Gain (.84) (.63) — — (.55) (2.36)
$ Total Distributions (.95) (.74) (.12) (.16) (.66) (2.45)
$ Net Asset Value, End of Period 11.80 11.86 10.64 8.28 7.56 9.83
% Total Return
(ǿ)
8.07 19.74 30.16 11.75 (17.55) 42.12
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,643,098 911,715 858,898 528,001 99,740 117,789
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.99 1.01 1.07 1.24 1.25 1.25
% Expenses, Net
(Ƃ)(ɯ)
.97 .98 .98 .99 .99 1.02
% Net Investment Income
(Ƃ)(ɯ)
1.07 1.26 1.37 1.42 1.37 .81
% Portfolio Turnover Rate
(ǿ)
23 49 47 43 41 49

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 159
Russell Investment Company
Global Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.81 10.59 8.24 7.51 9.77 8.96
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .15 .15 .13 .13 .10
$ Net Realized and Unrealized Gain (Loss) .83 1.83 2.33 .76 (1.71) 3.18
$ Total from Investment Operations .89 1.98 2.48 .89 (1.58) 3.28
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.12) (.13) (.13) (.16) (.13) (.11)
$ Distributions from Net Realized Gain (.84) (.63) — — (.55) (2.36)
$ Total Distributions (.96) (.76) (.13) (.16) (.68) (2.47)
$ Net Asset Value, End of Period 11.74 11.81 10.59 8.24 7.51 9.77
% Total Return
(ǿ)
8.20 20.05 30.35 12.04 (17.39) 42.30
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 708,120 694,682 696,123 651,936 890,697 1,202,793
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.79 .82 .88 1.04 1.05 1.04
% Expenses, Net
(Ƃ)(ɯ)
.77 .78 .78 .79 .79 .82
% Net Investment Income
(Ƃ)(ɯ)
1.12 1.42 1.55 1.61 1.57 1.10
% Portfolio Turnover Rate
(ǿ)
23 49 47 43 41 49

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
160 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,113,879
Administrative fees 145,797
Distribution fees 5,533
Shareholder servicing fees 618
Transfer agent fees 473,583
$ 2,739,410
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 44,170 $ 2,966,379 $ 2,815,967 $ (15) $ 3 $ 194,570 $ 3,540 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,930,675,977 $ 911,531,031 $ (108,430,642) $ 803,100,389

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 161
Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Argentina - 0.2%
YPF SA - ADR(Æ) 45,119 2,037
Austria - 0.2%
Erste Group Bank AG 15,768 1,762
Raiffeisen Bank International AG 5,179 285
2,047
Brazil - 6.2%
Allos SA 163,567 1,012
Ambev SA 1,515,161 4,440
Axia Energia 135,277 1,695
B3 SA - Brasil Bolsa Balcao 1,341,554 4,885
Banco Bradesco SA 133,207 450
Banco BTG Pactual SA(Æ) 190,523 2,283
Banco do Brasil SA 826,200 3,706
BB Seguridade Participacoes SA 11,143 76
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 438,381 2,935
Cosan SA 1,469,929 1,496
Cyrela Brazil Realty SA 109,456 519
Embraer SA 254,326 3,957
Embraer SA - ADR 28,364 1,778
Equatorial SA 118,888 1,016
Hypera SA 370,697 1,687
Itau Unibanco Holding SA - ADR 376,493 3,276
Localiza Rent a Car SA 317,889 2,947
Lojas Renner SA 981,014 2,694
Magazine Luiza SA 660,219 1,097
MercadoLibre , Inc.(Æ) 2,350 4,213
Natura Cosmeticos SA(Æ) 656,625 1,351
NU Holdings, Ltd. Class A(Æ) 448,729 6,498
Petroleo Brasileiro SA - Petrobras 121,140 1,339
Petroleo Brasileiro SA - Petrobras - ADR 155,701 3,430
PRIO SA(Æ) 142,646 1,913
Raia Drogasil SA 338,682 1,501
Rede D'Or Sao Luiz SA(Þ) 32,263 250
Rumo SA 211,094 671
Telefonica Brasil SA 99,580 789
TIM SA 34,717 181
TOTVS SA 75,592 486
Vale SA 268,317 4,399
Vale SA Class B - ADR 161,759 2,646
Vibra Energia SA 106,093 713
WEG SA 256,008 2,319
XP, Inc. Class A 107,463 2,059
76,707
Canada - 0.5%
Barrick Mining Corp. 69,681 2,741
Capstone Mining Corp.(Æ) 123,214 1,027
Parex Resources, Inc. 103,332 2,177
5,945
Chile - 0.1%
Antofagasta PLC 17,515 861
Banco de Chile 412,636 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Latam Airlines Group SA 27,405,614 652
1,590
China - 21.7%
AAC Technologies Holdings, Inc. 43,500 200
Advanced Micro-Fabrication Equipment
Inc. China Class A 56,732 3,157
Agricultural Bank of China, Ltd. Class A 142,600 144
Agricultural Bank of China, Ltd. Class H 1,751,000 1,364
Airtac International Group 4,000 185
Alibaba Group Holding, Ltd. 1,269,637 20,863
Aluminum Corp. of China, Ltd. Class A 2,109,200 3,620
Aluminum Corp. of China, Ltd. Class H 1,138,000 1,664
Anhui Conch Cement Co., Ltd. Class H 25,000 63
Anta Sports Products, Ltd. 279,000 2,911
Atour Lifestyle Holdings, Ltd. - ADR 31,420 1,201
AVICOPTER PLC Class A 48,400 222
Baidu, Inc. Class A(Æ) 472,900 7,451
Bank of China, Ltd. Class H 4,097,000 2,656
Bank of Communications Co., Ltd. Class
H 116,000 106
Bank of Shanghai Co., Ltd. Class A 150,800 207
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 900,600 1,975
Bilibili , Inc. Class Z(Æ) 50,040 1,099
Budweiser Brewing Co. APAC, Ltd.(Þ) 1,448,800 1,419
BYD Co., Ltd. Class H 215,300 2,851
CanSino Biologics, Inc. Class H(Æ)(Þ) 29,600 112
CGN Power Co., Ltd. Class H(Þ) 214,000 95
China CITIC Bank Corp., Ltd. Class H 923,679 969
China Construction Bank Corp. Class H 5,664,712 6,377
China CSSC Holdings, Ltd. Class A 95,044 584
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Galaxy Securities Co., Ltd. Class H 673,500 716
China Hongqiao Group, Ltd. 242,500 1,021
China International Capital Corp., Ltd.
Class H(Þ) 956,800 2,488
China Life Insurance Co., Ltd. Class H 423,000 1,567
China Mengniu Dairy Co., Ltd. 2,552,000 5,659
China Merchants Bank Co., Ltd. Class A 31,100 175
China Merchants Bank Co., Ltd. Class H 909,352 5,489
China Minsheng Banking Corp., Ltd.
Class H 194,500 89
China Overseas Land & Investment, Ltd. 2,262,500 3,862
China Pacific Insurance Group Co., Ltd.
Class A 224,500 1,240
China Pacific Insurance Group Co., Ltd.
Class H 247,200 1,080
China Petroleum & Chemical Corp.
Class H 1,878,000 1,108
China Resources Land, Ltd. 666,500 2,789
China Tourism Group Duty Free Corp.,
Ltd. Class A 49,800 481
China Tower Corp., Ltd. Class H(Þ) 527,800 747
China Yangtze Power Co., Ltd. Class A 51,893 208
Chongqing Rural Commercial Bank Co.,
Ltd. Class A 257,300 274

See accompanying notes which are an integral part of the financial statements.
162 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 240,000 214
CITIC Securities Co., Ltd. Class A 315,400 1,263
CITIC Securities Co., Ltd. Class H 123,500 439
CITIC, Ltd. 504,000 838
CMOC Group, Ltd. Class H 429,000 981
Contemporary Amperex Technology Co.,
Ltd. Class A 119,480 7,662
Contemporary Amperex Technology Co.,
Ltd. Class H 42,029 3,287
COSCO SHIPPING Holdings Co., Ltd.
Class H 244,500 450
CSPC Pharmaceutical Group, Ltd. 1,225,000 1,317
DiDi Global, Inc. - ADR(Æ) 367,656 1,338
Dongyue Group, Ltd. 355,000 588
Eastroc Beverage Group Co, Ltd. Class
H(Æ) 10,600 275
ENN Energy Holdings, Ltd. 84,900 663
Fujian Star-net Communication Co., Ltd.
Class A 177,600 695
Full Truck Alliance Co., Ltd. - ADR 97,297 842
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 21,600 165
Geely Automobile Holdings, Ltd. 198,000 582
GF Securities Co., Ltd. Class H 47,200 106
Giant Network Group Co., Ltd. Class A 58,700 283
Great Wall Motor Co., Ltd. Class H 968,000 1,438
Guoquan Food (Shanghai) Co., Ltd.
Class H 721,600 320
Guosen Securities Co., Ltd. Class A 250,300 393
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 157,600 272
Guoyuan Securities Co., Ltd. Class A 60,485 65
H World Group, Ltd. 544,600 2,802
Haier Smart Home Co., Ltd. Class H 1,779,200 5,016
Han's Laser Technology Industry Group
Co., Ltd. Class A 20,000 300
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 352,000 1,674
Harbin Electric Co., Ltd. Class H 104,000 314
Huaming Power Equipment Co., Ltd.
Class A 307,058 1,113
Huatai Securities Co., Ltd. Class H(Þ) 190,400 393
Industrial & Commercial Bank of China,
Ltd. Class A 110,400 120
Industrial & Commercial Bank of China,
Ltd. Class H 4,091,401 3,686
Industrial Bank Co., Ltd. Class A 34,600 91
Innovent Biologics, Inc.(Æ)(Þ) 277,500 3,211
iQIYI , Inc. - ADR(Æ) 602,358 711
JD Health International, Inc.(Æ)(Þ) 25,300 148
JD.com, Inc. Class A 211,726 3,197
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 70,300 1,090
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 52,292 414
Jiangxi Copper Co., Ltd. Class H 150,000 712
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kanzhun , Ltd. - ADR 31,914 431
KE Holdings, Inc. - ADR 79,241 1,357
Kunlun Energy Co., Ltd. 70,000 67
Kweichow Moutai Co., Ltd. Class A 763 155
Laopu Gold Co., Ltd. Class H 11,905 847
Leader Harmonious Drive Systems Co.,
Ltd. Class A 28,297 939
Lenovo Group, Ltd. 570,701 858
Li Ning Co., Ltd. 1,417,500 3,686
Longfor Group Holdings, Ltd.(Þ) 1,088,500 1,126
Luxshare Precision Industry Co., Ltd.
Class A 69,200 685
Meituan Class B(Æ)(Þ) 100,728 1,080
Midea Group Co., Ltd. Class H 10,400 120
Montage Technology Co., Ltd. Class A 16,590 429
NAURA Technology Group Co., Ltd.
Class A 19,800 1,559
NetEase, Inc. 47,100 1,096
NetEase, Inc. - ADR 13,607 1,599
New China Life Insurance Co., Ltd.
Class H 73,300 485
New Oriental Education & Technology
Group, Inc. 117,600 642
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 3,454 189
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 141
PDD Holdings, Inc. - ADR(Æ) 27,371 2,734
People's Insurance Co. Group of China,
Ltd. (The) Class H 911,169 623
PetroChina Co., Ltd. Class H 984,000 1,509
PICC Property & Casualty Co., Ltd.
Class H 830,545 1,499
Ping An Insurance Group Co. of China,
Ltd. Class A 79,100 695
Ping An Insurance Group Co. of China,
Ltd. Class H 1,054,000 8,570
Piotech , Inc. Class A 17,248 1,139
Pop Mart International Group, Ltd.(Þ) 42,000 851
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 172,000 111
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 265,400 1,534
RemeGen Co., Ltd. Class H(Æ)(Þ) 29,000 375
Sany Heavy Industry Co., Ltd. Class
H(Æ) 288,000 803
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 2,196,800 972
Shanghai Pudong Development Bank
Co., Ltd. Class A 53,100 72
Shanjin International Gold Co., Ltd.
Class A 67,900 262
Shengyi Technology Co.,Ltd . Class A 100,600 1,142
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 375,200 134
Shenzhou International Group Holdings,
Ltd. 414,300 2,493
Sieyuan Electric Co., Ltd. Class A 62,100 1,792

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 163
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sino Biopharmaceutical, Ltd. 2,694,000 1,878
Sinopec Engineering Group Co., Ltd.
Class H 94,000 76
Sinopharm Group Co., Ltd. Class H 27,200 64
Sunny Optical Technology Group Co.,
Ltd. 327,600 2,687
SY Holdings Group, Ltd.(Þ) 181,500 206
Tencent Holdings, Ltd. 513,313 31,166
Tianqi Lithium Corp. Class A(Æ) 102,394 1,202
Tingyi Cayman Islands Holding Corp. 46,000 71
Trip.com Group, Ltd.(Æ) 20,750 1,119
Tsingtao Brewery Co., Ltd. Class H 16,000 111
Up Fintech Holding, Ltd. - ADR(Æ) 18,209 120
Vipshop Holdings, Ltd. - ADR 32,473 467
Weichai Power Co., Ltd. Class H 1,403,000 7,035
Wilmar International, Ltd. 832,500 2,367
Wuliangye Yibin Co., Ltd. Class A 4,679 67
WuXi AppTec Co., Ltd. Class H(Þ) 293,500 5,134
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 216,000 909
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H(Æ) 123,477 944
Xiaomi Corp. Class B(Æ)(Þ) 531,200 1,986
Xinyi Glass Holdings, Ltd. 1,320,000 1,632
Yadea Group Holdings, Ltd.(Þ) 284,000 435
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. Class H(Þ) 18,500 481
Yum China Holdings, Inc. 31,450 1,533
Yunnan Chihong Zinc&Germanium Co.,
Ltd. Class A 179,700 239
Zhaojin Mining Industry Co., Ltd. Class
H 319,500 1,162
Zhejiang China Commodities City Group
Co., Ltd. Class A 568,200 1,108
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 116,339 705
Zhejiang Longsheng Group Co., Ltd.
Class A 287,073 552
Zhongji Innolight Co., Ltd. Class A 13,800 1,747
Zhongsheng Group Holdings, Ltd. 1,025,000 932
Zijin Mining Group Co., Ltd. Class A 319,574 1,571
Zijin Mining Group Co., Ltd. Class H 1,454,000 6,680
ZTO Express Cayman, Inc. 128,750 3,264
ZTO Express Cayman, Inc. - ADR 115,051 2,944
267,351
Czech Republic - 0.0%
CEZ AS 1,648 95
Germany - 0.1%
Siemens Energy AG 5,952 1,262
Greece - 0.4%
Alpha Bank SA 570,579 2,302
Hellenic Telecommunications
Organization SA 4,823 103
JUMBO SA 3,379 93
National Bank of Greece SA 98,462 1,567
Piraeus Bank SA(Æ) 47,188 450
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Power Corp. SA 6,638 141
4,656
Guatemala - 0.1%
Millicom International Cellular SA 14,454 1,227
Hong Kong - 1.3%
AIA Group, Ltd. 466,400 5,137
ASMPT, Ltd. 134,300 2,831
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.(Æ)
(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hong Kong Exchanges & Clearing, Ltd. 30,300 1,610
Insilico Medicine Cayman TopCo (Æ) 111,500 904
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Techtronic Industries Co., Ltd. 44,500 648
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,338,500 2,866
Zijin Gold International Co., Ltd.(Æ) 75,594 1,464
15,528
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 46,912 626
OTP Bank Nyrt . 50,034 6,724
Richter Gedeon Nyrt 2,051 87
7,437
India - 8.7%
Adani Ports & Special Economic Zone,
Ltd. 108,295 1,911
Amber Enterprises India, Ltd.(Æ) 17,373 1,475
Apollo Hospitals Enterprise, Ltd. 21,997 1,774
Asian Paints, Ltd. 4,069 105
Axis Bank, Ltd. 242,213 3,263
Bajaj Auto, Ltd. 6,524 691
Bajaj Finance, Ltd. 304,254 3,029
Bank of Baroda 64,549 180
Bharat Electronics, Ltd. 1,332,191 6,077
Bharat Petroleum Corp., Ltd. 278,726 894
Bharti Airtel, Ltd. 505,629 10,082
Britannia Industries, Ltd. 2,527 153
BSE, Ltd. 60,590 2,350
Cipla, Ltd. 11,154 154
Colgate-Palmolive India, Ltd. 1,221 27
Cummins India, Ltd. 10,996 615
Dabur India, Ltd. Class A 9,402 44
Divi's Laboratories, Ltd. 1,369 94
Dr Reddy's Laboratories, Ltd. 55,961 782
Eicher Motors, Ltd. 16,430 1,240
Eternal, Ltd.(Æ) 407,837 1,070
GAIL India, Ltd. 35,122 61
GE Vernova T&D India, Ltd. 27,866 1,325
GMR Airports, Ltd.(Æ) 875,048 895

See accompanying notes which are an integral part of the financial statements.
164 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grasim Industries, Ltd. 3,051 90
Havells India, Ltd. 9,120 120
HCL Technologies, Ltd. 16,687 212
HDFC Asset Management Co., Ltd.(Þ) 29,148 841
HDFC Bank, Ltd. 960,717 7,865
HDFC Bank, Ltd. - ADR 117,405 2,983
HDFC Life Insurance Co., Ltd.(Þ) 209,195 1,300
Hero MotoCorp, Ltd. 25,885 1,403
Hindalco Industries, Ltd. 106,302 1,174
Hindustan Aeronautics, Ltd.(Þ) 18,685 860
Hindustan Petroleum Corp., Ltd. 148,145 590
Hindustan Unilever, Ltd. 7,803 186
Hindustan Zinc, Ltd. 191,153 1,210
Hitachi Energy India, Ltd. 4,831 1,717
ICICI Bank, Ltd. 144,686 1,936
ICICI Bank, Ltd. - ADR 74,407 1,979
Indian Hotels Co., Ltd. (The) 13,431 91
Indian Oil Corp., Ltd. 653,711 986
Indus Towers, Ltd.(Æ) 115,305 501
IndusInd Bank, Ltd.(Æ) 54,214 527
Infosys, Ltd. 82,694 1,032
JSW Infrastructure, Ltd. 302,350 873
Kwality Wall's India, Ltd.(Æ) 36,990 11
Lupin, Ltd. 66,517 1,619
Mahindra & Mahindra, Ltd. 96,025 3,159
Malco Energy, Ltd.(Æ)(Š) 107,631 137
Marico, Ltd. 60,774 498
Maruti Suzuki India, Ltd. 1,384 195
MRF, Ltd. 64 88
MTAR Technologies, Ltd.(Æ)(Þ) 19,583 1,342
Multi Commodity Exchange of India,
Ltd. 54,591 1,720
Muthoot Finance, Ltd. 4,285 156
National Aluminium Co., Ltd. 114,042 481
Nestle India, Ltd. 9,354 144
Oil & Natural Gas Corp., Ltd. 257,417 812
Petronet LNG, Ltd. 501,442 1,474
Phoenix Mills, Ltd. (The) 100,389 1,880
Pidilite Industries, Ltd. 8,987 131
Power Finance Corp., Ltd. 139,719 664
Power Grid Corp. of India, Ltd. 37,930 128
REC, Ltd. 298,673 1,123
Reliance Industries, Ltd. 147,198 2,229
Shriram Finance, Ltd. 167,615 1,675
Siemens Energy India, Ltd. 39,121 1,358
Siemens, Ltd.(Æ) 2,284 92
State Bank of India 151,636 1,718
Sun Pharmaceutical Industries, Ltd. 142,524 2,722
Talwandi Sabo Power, Ltd.(Æ)(Š) 107,631 137
Tata Consumer Products, Ltd. 6,245 76
Tata Motors Passenger Vehicles, Ltd. 388,327 1,410
Tata Steel, Ltd. 540,548 1,214
Titan Co., Ltd. 56,675 2,636
Torrent Pharmaceuticals, Ltd. 3,155 140
TVS Motor Co., Ltd. 88,501 3,281
UltraTech Cement, Ltd. 1,054 129
UPL, Ltd. 683,017 4,636
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vedanta Aluminium Metal, Ltd.(Æ)(Š) 107,631 137
Vedanta Iron and Steel, Ltd.(Æ)(Š) 107,631 137
Vedanta, Ltd. 107,631 309
Wipro, Ltd. 261,590 555
107,120
Indonesia - 0.8%
Aneka Tambang Tbk PT 1,530,320 330
Astra International Tbk PT 6,665,321 2,305
Bank Central Asia Tbk PT 3,889,700 1,321
Bank Mandiri Persero Tbk PT 9,113,700 2,322
Bank Rakyat Indonesia Persero Tbk PT 10,629,854 1,847
Telkom Indonesia Persero Tbk PT 14,440,382 2,380
10,505
Kazakhstan - 0.5%
Kaspi.KZ JSC 21,120 1,821
Kaspi.KZ JSC - ADR 51,988 4,463
6,284
Kuwait - 0.1%
Kuwait Finance House KSCP 351,561 904
Kuwait International Bank KSCP 182,548 162
Mobile Telecommunications Co. KSCP 56,868 105
1,171
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 844,000 3,597
Malaysia - 0.2%
CIMB Group Holdings Berhad 49,000 95
Malayan Banking Berhad 391,100 1,095
Petronas Gas Berhad 23,200 104
Press Metal Aluminium Holdings Berhad 50,700 110
Public Bank Berhad 1,099,100 1,301
2,705
Mexico - 1.6%
America Movil SAB de CV 2,507,388 3,331
America Movil SAB de CV - ADR 43,338 1,153
Arca Continental SAB de CV 6,481 78
Fibra Uno Administracion SA de CV(ö) 38,348 66
Fresnillo PLC 66,310 2,963
Grupo Financiero Banorte SAB de CV
Class O 466,334 5,064
Industrias Penoles SAB de CV(Æ) 10,878 548
Kimberly-Clark de Mexico SAB de CV
Class A 773,653 1,749
Southern Copper Corp. 11,588 1,990
Ternium SA - ADR 17,564 772
Wal-Mart de Mexico SAB de CV 541,496 1,707
19,421
Netherlands - 0.3%
ASML Holding NV 1,217 1,757
ASML Holding NV Class G 1,134 1,632
3,389

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peru - 0.5%
Credicorp , Ltd. 18,108 5,870
Philippines - 0.3%
Ayala Land, Inc. 3,466,700 853
BDO Unibank, Inc. 680,950 1,273
International Container Terminal
Services, Inc. 105,030 1,222
SM Investments Corp. 7,500 74
3,422
Poland - 1.0%
Allegro.eu SA(Æ)(Þ) 43,701 359
Bank Polska Kasa Opieki SA 7,582 474
Dino Polska SA(Æ)(Þ) 193,746 1,716
KGHM Polska Miedz SA 20,477 1,717
ORLEN SA 103,985 3,822
Powszechna Kasa Oszczednosci Bank
Polski SA 89,911 2,351
Powszechny Zaklad Ubezpieczen SA 84,422 1,484
11,923
Qatar - 0.1%
Qatar Gas Transport Co., Ltd. 79,003 93
Qatar National Bank QPSC 213,437 1,020
1,113
Romania - 0.0%
NEPI Rockcastle NV 9,033 76
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Æ)(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 1.6%
Al Babtain Power & Telecommunication
Co. 9,878 176
Al Rajhi Bank 283,840 5,199
Alinma Bank 128,221 833
Almarai Co. JSC 5,360 59
Banque Saudi Fransi 121,544 626
Dr Sulaiman Al Habib Medical Services
Group Co. 1,671 108
Etihad Etisalat Co. 104,015 1,804
Rasan Information Technology Co.(Æ) 2,745 104
Riyad Bank 157,781 874
Riyadh Cables Group Co. 6,601 233
SABIC Agri-Nutrients Co. 19,853 772
Saudi Arabian Mining Co.(Æ) 98,292 1,728
Saudi Arabian Oil Co.(Þ) 459,732 3,400
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Awwal Bank 53,230 484
Saudi National Bank (The) 316,793 3,320
Saudi Telecom Co. 20,778 241
19,961
Singapore - 0.3%
DBS Group Holdings, Ltd. 5,500 254
Grab Holdings, Ltd. Class A(Æ) 177,013 676
Sea, Ltd. - ADR(Æ) 29,382 2,494
3,424
South Africa - 2.3%
Absa Group, Ltd. 229,668 3,211
Anglogold Ashanti PLC 90,965 8,525
Bid Corp., Ltd. 3,403 83
Bidvest Group, Ltd. 98,066 1,372
FirstRand, Ltd. 141,420 749
Gold Fields, Ltd. 99,497 4,246
Gold Fields, Ltd. - ADR 53,283 2,264
Harmony Gold Mining Co., Ltd. - ADR 30,687 484
Impala Platinum Holdings, Ltd. 8,584 119
MTN Group, Ltd. 221,184 2,779
Naspers, Ltd. Class N 36,738 1,989
Nedbank Group, Ltd. 3,772 61
Sanlam, Ltd. 16,425 85
Sibanye Stillwater, Ltd. 466,734 1,389
Standard Bank Group, Ltd. 49,709 956
Vodacom Group, Ltd. 75,484 640
28,952
South Korea - 19.4%
Amorepacific Corp. 20,690 1,898
APR Corp. 10,720 3,080
Celltrion , Inc.(Æ) 2,075 281
Cosmax , Inc. 5,968 852
Coupang, Inc.(Æ) 104,682 2,092
Coway Co., Ltd. 1,577 92
DB Insurance Co., Ltd. 6,346 722
Hana Financial Group, Inc. 59,743 5,179
Hankook Tire & Technology Co., Ltd. 54,781 2,200
Hanwha Aerospace Co., Ltd. 3,126 2,982
HD Hyundai Co.,Ltd . 12,429 2,617
HD Hyundai Electric Co., Ltd. 8,807 7,481
HD Hyundai Heavy Industries Co., Ltd. 11,717 5,466
HD Hyundai Marine Solution Co., Ltd. 915 168
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 10,764 3,387
Hyosung Heavy Industries Corp. 231 620
Hyundai Engineering & Construction
Co., Ltd. 12,778 1,401
Hyundai Glovis Co., Ltd. 4,897 759
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 58,505 1,209
Hyundai Mobis Co., Ltd. 7,587 2,199
Hyundai Motor Co. 19,097 6,950
Hyundai Rotem Co., Ltd. 2,160 391
Industrial Bank of Korea 8,164 125
Kakao Corp. 4,955 160

See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KB Financial Group, Inc. 77,446 8,406
Kia Corp. 33,372 3,454
Korea Electric Power Corp. 150,971 4,487
KT Corp. - ADR 89,440 1,917
KT&G Corp. 10,015 1,205
LG Corp. Class H 7,458 499
LG Electronics, Inc. Class H 38,785 3,735
NH Investment & Securities Co.,Ltd . 15,700 358
POSCO Holdings, Inc. 5,449 1,700
Samsung Biologics Co., Ltd.(Æ)(Þ) 665 665
Samsung C&T Corp. 7,796 1,578
Samsung Electro-Mechanics Co., Ltd. 16,942 9,617
Samsung Electronics Co., Ltd. 452,810 68,697
Samsung Episholdings Co., Ltd.(Æ) 1,296 481
Samsung Fire & Marine Insurance Co.,
Ltd. 3,165 986
Samsung Heavy Industries Co., Ltd.(Æ) 168,878 3,730
Samsung Life Insurance Co., Ltd. 3,657 618
Samsung SDS Co., Ltd. 1,194 135
Samsung Securities Co., Ltd. 20,015 1,467
Shinhan Financial Group Co., Ltd. 83,247 5,618
SK Hynix, Inc. 65,620 57,743
SK Square Co., Ltd.(Æ) 8,120 4,731
SK Telecom Co., Ltd. 9,612 622
SK, Inc. 3,371 973
Sung Kwang Bend Co., Ltd. 24,835 780
Woori Financial Group, Inc. 98,624 2,222
238,735
Taiwan - 20.4%
Accton Technology Corp. 160,000 11,553
ASE Technology Holding Co., Ltd. 172,000 2,722
Asia Cement Corp. 22,000 24
Asia Vital Components Co., Ltd. 27,000 2,473
ASPEED Technology, Inc. 14,000 7,347
Asustek Computer, Inc. 54,155 998
Bizlink Holding, Inc. 107,022 9,584
Catcher Technology Co., Ltd. 8,000 53
Cathay Financial Holding Co., Ltd. 448,000 1,105
Chailease Holding Co., Ltd. 686,000 2,520
Chunghwa Telecom Co., Ltd. 31,000 133
Compal Electronics, Inc. 2,155,000 1,996
CTBC Financial Holding Co., Ltd. 779,000 1,301
Delta Electronics, Inc. 381,169 26,317
E.Sun Financial Holding Co., Ltd. 775,146 783
Elite Material Co., Ltd. 40,000 5,887
eMemory Technology, Inc. 16,000 2,050
Evergreen Marine Corp. Taiwan, Ltd. 192,000 1,229
First Financial Holding Co., Ltd. 897,952 823
Fubon Financial Holding Co., Ltd. 360,593 1,028
Globalwafers Co., Ltd. 185,000 3,413
Hiwin Technologies Corp. 296,000 2,957
Hon Hai Precision Industry Co., Ltd. 980,000 6,968
Hon Precision, Inc. 12,000 1,946
KGI Financial Holding Co., Ltd. 2,300,040 1,589
Largan Precision Co., Ltd. 33,000 2,684
Lite-On Technology Corp. 80,107 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MediaTek, Inc. 171,000 14,535
Mega Financial Holding Co., Ltd. 82,238 102
Pegatron Corp. 1,233,000 3,231
Quanta Computer, Inc. 116,000 1,156
SinoPac Financial Holdings Co., Ltd. 1,327,227 1,311
Sunonwealth Electric Machine Industry
Co., Ltd. 36,300 167
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,734,000 117,719
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 13,839 5,481
TS Financial Holding Co., Ltd. 1,363,000 1,036
Uni-President Enterprises Corp. 21,000 46
United Microelectronics Corp. 759,707 1,956
United Microelectronics Corp. - ADR 21,040 275
Winbond Electronics Corp. 154,000 452
Wistron Corp. 201,000 874
WPG Holdings, Ltd. 26,000 85
Yageo Corp. 93,000 964
Yuanta Financial Holding Co., Ltd. 872,792 1,458
250,758
Thailand - 1.8%
Advanced Info Service PCL - NVDR 251,800 2,635
Bangkok Bank PCL - NVDR 409,300 2,050
Charoen Pokphand Foods PCL - NVDR 902,600 536
CP ALL PCL - NVDR 1,331,300 1,785
Delta Electronics Thailand PCL - NVDR 102,100 999
Indorama Ventures PCL - NVDR 1,502,600 1,192
Kasikornbank PCL - NVDR 271,400 1,619
Kiatnakin Phatra Bank PCL - NVDR 45,400 110
PTT Exploration & Production PCL
- NVDR 133,500 629
PTT Oil & Retail Business PCL - NVDR 3,205,700 1,213
PTT PCL - NVDR 4,133,000 4,483
SCB X PCL - NVDR 473,700 1,907
Siam Cement PCL (The) - NVDR 222,300 1,646
Srisawad Corp. PCL - NVDR 2,264,850 1,633
22,437
Turkey - 0.6%
Akbank TAS 1,080,136 1,756
Aselsan Elektronik Sanayi Ve Ticaret AS 265,989 2,476
BIM Birlesik Magazalar AS 31,390 516
Migros Ticaret AS 54,165 771
Turk Telekomunikasyon AS(Æ) 111,307 153
Turkcell Iletisim Hizmetleri AS 353,466 879
Turkiye Garanti Bankasi AS 289,796 861
Turkiye Petrol Rafinerileri AS 85,880 517
7,929
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC 176,150 667
Adnoc Gas PLC 1,896,607 1,741
Aldar Properties PJSC 412,190 872
Dubai Islamic Bank PJSC 27,981 55
Emaar Development PJSC 44,374 177
Emaar Properties PJSC 1,566,504 5,069

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emirates NBD Bank PJSC 79,366 632
First Abu Dhabi Bank PJSC 537,325 2,581
Parkin Co. PJSC 208,408 297
Salik Co. PJSC 248,682 380
12,471
United Kingdom - 0.2%
HSBC Holdings PLC 39,829 730
Investec PLC 171,301 1,469
2,199
United States - 0.8%
BeOne Medicines, Ltd. - ADR(Æ) 5,706 1,685
BeOne Medicines, Ltd. Class A(Æ) 22,637 786
Broadcom, Inc. 4,474 1,868
Cognizant Technology Solutions Corp.
Class A 36,275 1,919
Freeport-McMoRan, Inc. 28,623 1,654
JBS NV Class A 35,790 575
NVIDIA Corp. 9,172 1,830
10,317
Vietnam - 0.3%
FPT Corp. 267,550 766
Vietnam Dairy Products JSC 1,478,100 3,435
4,201
Total Common Stocks
(cost $741,834) 1,163,862
Preferred Stocks - 1.9%
Brazil - 1.1%
Banco Bradesco SA
8.526% (Ÿ) 826,884 3,226
Cia Energetica de Minas Gerais
9.767% (Ÿ) 1,239,525 3,139
Itau Unibanco Holding SA
8.606% (Ÿ) 327,124 2,853
Localiza Rent a Car SA
1.268% (Ÿ) 9,787 87
Petroleo Brasileiro SA - Petrobras
7.708% (Ÿ) 468,714 4,646
13,951
India - 0.0%
TVS Motor Co., Ltd.
6.000% due 09/01/26 (Æ) 104,180 11
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PAO
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.8%
Hyundai Motor Co.
4.032% (Ÿ) 3,483 592
Samsung Electronics Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.956% (Ÿ) 84,693 9,231
9,823
Total Preferred Stocks
(cost $16,752) 23,785
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 33,745,636 (∞) 33,739
Total Short-Term Investments
(cost $33,739) 33,739
Total Investments - 99.2%
(identified cost $792,325) 1,221,386
Other Assets and Liabilities,
Net - 0.8%
9,777
Net Assets - 100.0%
1,231,163

See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.1%
Allegro.eu SA 02/19/25 PLN 43,701 8.06 352
359
Budweiser Brewing Co. APAC, Ltd. 03/26/25 HKD 1,448,800 1.11 1,611
1,419
CanSino Biologics, Inc. 12/22/25 HKD 29,600 4.76 141
112
CGN Power Co., Ltd. 05/29/24 HKD 214,000 0.39 83
95
China International Capital Corp., Ltd. 03/09/23 HKD 956,800 2.36 2,257
2,488
China Tower Corp., Ltd. 06/30/21 HKD 527,800 1.41 745
747
Dino Polska SA 06/24/19 PLN 193,746 5.98 1,158
1,716
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 21,600 4.68 101
165
Guotai Haitong Securities Co., Ltd. 12/22/25 HKD 157,600 1.96 308
272
Hansoh Pharmaceutical Group Co., Ltd. 09/10/25 HKD 352,000 4.85 1,709
1,674
HDFC Asset Management Co., Ltd. 07/31/24 INR 29,148 26.06 760
841
HDFC Life Insurance Co., Ltd. 09/20/23 INR 209,195 7.88 1,649
1,300
Hindustan Aeronautics, Ltd. 04/13/22 INR 18,685 11.22 210
860
Huatai Securities Co., Ltd. 03/12/25 HKD 190,400 2.07 395
393
Innovent Biologics, Inc. 07/23/25 HKD 277,500 11.26 3,126
3,211
JD Health International, Inc. 12/22/25 HKD 25,300 7.65 193
148
Longfor Group Holdings, Ltd. 04/30/25 HKD 1,088,500 1.32 1,433
1,126
Meituan 07/24/24 HKD 100,728 12.63 1,272
1,080
MTAR Technologies, Ltd. 03/25/26 INR 19,583 50.37 986
1,342
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
141
Pop Mart International Group, Ltd. 08/28/24 HKD 42,000 5.91 248
851
Postal Savings Bank of China Co., Ltd. 09/25/25 HKD 172,000 0.69 118
111
Rede D'Or Sao Luiz SA 06/18/25 BRL 32,263 6.08 196
250
RemeGen Co., Ltd. 04/08/26 HKD 29,000 14.16 411
375
Samsung Biologics Co., Ltd. 03/03/20 KRW 665 613.06 408
665
Saudi Arabian Oil Co. 11/27/24 SAR 459,732 7.04 3,236
3,400
Shenwan Hongyuan Group Co., Ltd. 12/22/25 HKD 375,200 0.40 151
134
SY Holdings Group, Ltd. 07/16/25 HKD 181,500 1.65 299
206
WH Group, Ltd. 01/31/24 HKD 2,338,500 0.72 1,684
2,866
WuXi AppTec Co., Ltd. 12/18/24 HKD 293,500 10.17 2,985
5,134
WuXi Biologics (Cayman), Inc. 06/13/25 HKD 216,000 3.64 787
909
Xiaomi Corp. 09/13/23 HKD 531,200 1.75 932
1,986
Yadea Group Holdings, Ltd. 09/25/25 HKD 284,000 1.63 462
435
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. 04/29/26 HKD 18,500 29.64 548
481
Zhejiang Leapmotor Technology Co., Ltd. 05/28/25 HKD 116,339 6.59 767 705
37,997
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
IFSC NIFTY 50 Index Futures 222 USD 10,719 05/26
(43)
MSCI Emerging Markets Index Futures 610 USD 49,843 06/26 4,963
Short Positions
MSCI Korea Index Futures 180 USD 20,436 06/26 (3,120)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,800
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,214 HKD 17,353 05/04/26 1

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 10,932 INR 1,015,000 06/17/26 (293)
Bank of America AED 1,700 USD 463 05/01/26 —
Bank of America HKD 9,256 USD 1,181 05/04/26 (1)
Bank of America SGD 623 USD 488 05/04/26 (2)
State Street USD 292 BRL 1,461 05/04/26 3
State Street USD 370 KRW 548,260 05/04/26 1
State Street USD 835 KRW 1,238,271 05/04/26 (1)
State Street TWD 6,669 USD 210 05/04/26 —
State Street TWD 10,565 USD 334 05/04/26 —
State Street TWD 17,441 USD 551 05/04/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (292)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,037 $ — $ — $ — $ 2,037
Austria — 2,047 — — 2,047
Brazil 76,707 — — — 76,707
Canada 5,945 — — — 5,945
Chile 729 861 — — 1,590
China 13,933 253,418 — — 267,351
Czech Republic — 95 — — 95
Germany — 1,262 — — 1,262
Greece — 4,656 — — 4,656
Guatemala 1,227 — — — 1,227
Hong Kong — 15,460 68 — 15,528
Hungary — 7,437 — — 7,437
India 4,962 101,610 548 — 107,120
Indonesia — 10,505 — — 10,505
Kazakhstan 4,463 1,821 — — 6,284
Kuwait — 1,171 — — 1,171
Macao — 3,597 — — 3,597
Malaysia — 2,705 — — 2,705
Mexico 16,458 2,963 — — 19,421
Netherlands 1,632 1,757 — — 3,389
Peru 5,870 — — — 5,870
Philippines — 3,422 — — 3,422
Poland — 11,923 — — 11,923
Qatar — 1,113 — — 1,113
Romania — 76 — — 76
Russia — — — — —
Saudi Arabia — 19,961 — — 19,961
Singapore 3,170 254 — — 3,424
South Africa 11,168 17,784 — — 28,952

See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
South Korea 4,009 234,726 — — 238,735
Taiwan 5,756 245,002 — — 250,758
Thailand — 22,437 — — 22,437
Turkey — 7,929 — — 7,929
United Arab Emirates — 12,471 — — 12,471
United Kingdom — 2,199 — — 2,199
United States 9,531 786 — — 10,317
Vietnam — 4,201 — — 4,201
Preferred Stocks 13,962 9,823 — — 23,785
Short-Term Investments — — — 33,739 33,739
Total Investments 181,559 1,005,472 616 33,739 1,221,386
Other Financial Instruments
Assets
Futures Contracts 4,963 — — — 4,963
Foreign Currency Exchange Contracts 5 — — — 5
Liabilities
Futures Contracts (3,163) — — — (3,163)
Foreign Currency Exchange Contracts (3) (294) — — (297)
Total Other Financial Instruments
*
$ 1,802 $ (294) $ — $ — $ 1,508
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 168,317 13.7
Consumer Staples ............................................................................... 41,504 3.4
Energy ................................................................................................ 63,027 5.1
Financial Services .............................................................................. 246,282 20.0
Health Care ........................................................................................ 30,281 2.4
Materials and Processing ................................................................... 84,781 6.9
Producer Durables .............................................................................. 94,219 7.6
Technology ......................................................................................... 393,742 32.0

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Utilities ............................................................................................... 41,709 3.4
Preferred Stocks
Consumer Discretionary .................................................................... 603 —
**
Energy ................................................................................................ 4,646 0.4
Financial Services .............................................................................. 6,079 0.5
Producer Durables .............................................................................. 87 —
**
Technology ......................................................................................... 9,231 0.7
Utilities ............................................................................................... 3,139 0.3
Short-Term Investments .............................................................
33,739 2.8
Total Investments ............................................................................... 1,221,386 99.2
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5
Variation margin on futures contracts* 4,963 —
Total
$ 4,963 $ 5
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 3,163 $ —
Unrealized depreciation on foreign currency exchange contracts — 297
Total
$ 3,163 $ 297
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,296 $ —
Foreign currency exchange contracts — (1,014)
Total
$ 2,296 $ (1,014)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1,366 $ —
Foreign currency exchange contracts — (210)
Total
$ 1,366 $ (210)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5 $ — $ 5
Total Financial and Derivative Assets
5 — 5
Financial and Derivative Assets not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 297 $ — $ 297
Total Financial and Derivative Liabilities
297 — 297
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 294 $ — $ 294
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 29 4 $ — $ — $ 29 4
Total
$ 29 4 $ — $ — $ 29 4
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
        Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 792,325
Investments, at fair value(>) ........................................................................................................................................................
1,221,386
Foreign currency holdings(^) ....................................................................................................................................................... 6,571
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5
Receivables:
Dividends and interest ...................................................................................................................................................... 2,085
Dividends from affiliated funds ....................................................................................................................................... 120
Investments sold ............................................................................................................................................................... 7,455
Fund shares sold ............................................................................................................................................................... 407
Foreign capital gains taxes recoverable ........................................................................................................................... 53
From broker(a) ................................................................................................................................................................. 4,665
Variation margin on futures contracts .............................................................................................................................. 1,802
Prepaid expenses .......................................................................................................................................................................... 8
Total assets ...............................................................................................................................................................
1,244,557
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 8,973
Fund shares redeemed ...................................................................................................................................................... 1,013
Accrued fees to affiliates .................................................................................................................................................. 1,022
Other accrued expenses .................................................................................................................................................... 112
Deferred capital gains tax liability ................................................................................................................................... 1,977
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 297
Total liabilities ...........................................................................................................................................................
13,394
Net Assets ...............................................................................................................................................................
$ 1,231,163

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 447,330
Shares of beneficial interest .........................................................................................................................................................
504
Additional paid-in capital ............................................................................................................................................................
783,329
Net Assets ...............................................................................................................................................................
$ 1,231,163
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 33,739
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 8,258
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 4,665
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 24.24
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 25.72
Class A — Net assets ........................................................................................................................................................... $ 12,153,763
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 501,365
Net asset value per share: Class C (#) .......................................................................................................................................... $ 22.06
Class C — Net assets ........................................................................................................................................................... $ 3,313,275
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 150,196
Net asset value per share: Class M (#) ......................................................................................................................................... $ 24.39
Class M — Net assets .......................................................................................................................................................... $ 138,495,125
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 5,677,389
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 24.50
Class R6 — Net assets ......................................................................................................................................................... $ 2,609,041
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 106,511
Net asset value per share: Class S (#) .......................................................................................................................................... $ 24.45
Class S — Net assets ............................................................................................................................................................ $ 921,584,905
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 37,694,365
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 24.46
Class Y — Net assets ........................................................................................................................................................... $ 153,007,327
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,254,487
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,581
Dividend distributions from affiliated funds .................................................................................................................... 711
Interest .............................................................................................................................................................................. 50
Less foreign taxes withheld ............................................................................................................................................. (1,295)
Total investment income .............................................................................................................................................................
10,047
Expenses
Advisory fees ................................................................................................................................................................... 5,006
Administrative fees .......................................................................................................................................................... 255
Custodian fees .................................................................................................................................................................. 255
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 128
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 792
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 84
Registration fees ............................................................................................................................................................... 74
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ..................................................................................................................................................................... 44
Miscellaneous .................................................................................................................................................................. 42
Expenses before reductions .............................................................................................................................................. 6,748
Expense reductions .......................................................................................................................................................... (671)
Net expenses ................................................................................................................................................................................
6,077
Net investment income (loss) .......................................................................................................................................................
3,970
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $748) ................................................................................................. 49,912
Investments in affiliated funds ......................................................................................................................................... (22)
Futures contracts .............................................................................................................................................................. 2,296
Foreign currency exchange contracts ............................................................................................................................... (1,014)
Foreign currency-related transactions .............................................................................................................................. 56
Net realized gain (loss) ................................................................................................................................................................
51,228
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $1,809) ...................................................... 148,284
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,366
Foreign currency exchange contracts ............................................................................................................................... (210)
Foreign currency-related transactions .............................................................................................................................. 62
Net change in unrealized appreciation (depreciation) ................................................................................................................. 149,501
Net realized and unrealized gain (loss) ........................................................................................................................................ 200,729
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 204,699

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,970 $ 11,811
Net realized gain (loss) ................................................................................................................ 51,228 46,407
Net change in unrealized appreciation (depreciation) ................................................................. 149,501 139,81 8
Net increase (decrease) in net assets from operations ....................................................................... 204,699 198,03 6
Distributions
To shareholders
Class A ..................................................................................................................................... (182) (191)
Class C ..................................................................................................................................... (37) (49)
Class M .................................................................................................................................... (2,546) (2,669)
Class R6 ................................................................................................................................... (47) (99)
Class S ...................................................................................................................................... (10,127) (12,834)
Class Y ..................................................................................................................................... (3,074) (2,86 6 )
Net decrease in net assets from distributions ..................................................................................... (16,013) (18,70 8 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 211,156 (114,602)
Total Net Increase (Decrease) in Net Assets ...................................................................
399,842 64,72 6
Net Assets
Beginning of period ........................................................................................................................... 831,321 766,595
End of period ......................................................................................................................................
$ 1,231,163 $ 831,3 21

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
** Less than 500 shares
.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 34 $ 746 85 $ 1,456
Proceeds from reinvestment of distributions 9 181 12 190
Payments for shares redeemed (43) (951) (110) (1,927)
Net increase (decrease)
( — )
**
(24) (13) (281)
Class C
Proceeds from shares sold 2 38 6 104
Proceeds from reinvestment of distributions 2 37 4 49
Payments for shares redeemed (17) (342) (46) (719)
Net increase (decrease)
(13) (267) (36) (566)
Class M
Proceeds from shares sold 760 16,390 1,917 32,512
Proceeds from reinvestment of distributions 126 2,542 168 2,669
Payments for shares redeemed (1,119) (24,431) (3,366) (57,790)
Net increase (decrease)
(233) (5,499) (1,281) (22,609)
Class R6
Proceeds from shares sold 6 129 664 10,759
Proceeds from reinvestment of distributions 3 47 6 99
Payments for shares redeemed (6) (125) (677) (11,137)
Net increase (decrease)
3 51 (7) (279)
Class S
Proceeds from shares sold 19,190 394,853 3,572 61,466
Proceeds from reinvestment of distributions 496 10,045 798 12,735
Payments for shares redeemed (7,574) (172,234) (9,887) (174,837)
Net increase (decrease)
12,112 232,664 (5,517) (100,636)
Class Y
Proceeds from shares sold 44 946 1,837 34,735
Proceeds from reinvestment of distributions 152 3,074 179 2,865
Payments for shares redeemed (873) (19,789) (1,540) (27,831)
Net increase (decrease)
(677) (15,769) 476 9,769
Total increase (decrease)
11,192 $ 211,156 (6,378) $ (114,602)

See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.02 16.68 13.86 12.84 21.81 18.13
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .23 .24 .33 .41 .27
$ Net Realized and Unrealized Gain (Loss) 3.54 4.48 2.91 .96 (6.79) 3.49
$ Total from Investment Operations 3.59 4.71 3.15 1.29 (6.38) 3.76
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.37) (.37) (.33) (.27) (.61) (.08)
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.37) (.37) (.33) (.27) (2.59) (.08)
$ Net Asset Value, End of Period 24.24 21.02 16.68 13.86 12.84 21.81
% Total Return
(±)(ǿ)
17.43 28.97 23.07 9.97 (32.86) 20.76
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 12,154 10,545 8,577 7,346 7,583 13,526
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.52 1.54 1.63 1.79 1.77 1.74
% Expenses, Net
(Ƃ)(ɯ)
1.40 1.42 1.44 1.45 1.44 1.42
% Net Investment Income
(Ƃ)(ɯ)
.46 1.30 1.54 2.23 2.41 1.22
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.10 15.18 12.63 11.72 20.10 16.77
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.03) .08 .11 .20 .25 .09
$ Net Realized and Unrealized Gain (Loss) 3.23 4.09 2.66 .87 (6.20) 3.24
$ Total from Investment Operations 3.20 4.17 2.77 1.07 (5.95) 3.33
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.24) (.25) (.22) (.16) (.45) —
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.24) (.25) (.22) (.16) (2.43) —
$ Net Asset Value, End of Period 22.06 19.10 15.18 12.63 11.72 20.10
% Total Return
(ǿ)
16.98 28.00 22.16 9.09 (33.33) 19.86
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,313 3,12 5 3,036 3,046 3,368 6,121
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.27 2.29 2.38 2.54 2.52 2.49
% Expenses, Net
(Ƃ)(ɯ)
2.15 2.17 2.19 2.20 2.19 2.17
% Net Investment Income
(Ƃ)(ɯ)
(.30) .50 .77 1.51 1.63 .45
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 181
Russell Investment Company
Emerging Markets Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.19 16.80 13.97 12.95 21.98 18.27
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.09 .29 .30 .38 .47 .35
$ Net Realized and Unrealized Gain (Loss) 3.54 4.53 2.92 .97 (6.83) 3.51
$ Total from Investment Operations 3.63 4.82 3.22 1.35 (6.36) 3.86
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.43) (.43) (.39) (.33) (.69) (.15)
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.43) (.43) (.39) (.33) (2.67) (.15)
$ Net Asset Value, End of Period 24.39 21.19 16.80 13.97 12.95 21.98
% Total Return
(ǿ)
17.57 29.51 23.40 10.36 (32.59) 21.16
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 138,495 125,218 120,831 97,617 107,266 157,235
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.27 1.29 1.38 1.54 1.52 1.49
% Expenses, Net
(Ƃ)(ɯ)
1.05 1.07 1.09 1.10 1.09 1.07
% Net Investment Income
(Ƃ)(ɯ)
.80 1.64 1.87 2.57 2.79 1.56
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.27 16.88 14.03 13.01 22.05 18.33
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.09 .22 .30 .43 .48 .14
$ Net Realized and Unrealized Gain (Loss) 3.58 4.61 2.94 .93 (6.85) 3.73
$ Total from Investment Operations 3.67 4.83 3.24 1.36 (6.37) 3.87
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.44) (.44) (.39) (.34) (.69) (.15)
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.44) (.44) (.39) (.34) (2.67) (.15)
$ Net Asset Value, End of Period 24.50 21.27 16.88 14.03 13.01 22.05
% Total Return
(ǿ)
17.69 29.47 23.51 10.39 (32.54) 21.18
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,609 2,213 1,882 1,414 220 308
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.12 1.14 1.23 1.38 1.37 1.35
% Expenses, Net
(Ƃ)(ɯ)
1.00 1.02 1.04 1.04 1.04 1.03
% Net Investment Income
(Ƃ)(ɯ)
.86 1.30 1.92 2.86 2.83 .64
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52

See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.22 16.83 13.99 12.96 21.99 18.28
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.08 .27 .28 .37 .45 .31
$ Net Realized and Unrealized Gain (Loss) 3.56 4.53 2.93 .97 (6.83) 3.53
$ Total from Investment Operations 3.64 4.80 3.21 1.34 (6.38) 3.84
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.41) (.41) (.37) (.31) (.67) (.13)
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.41) (.41) (.37) (.31) (2.65) (.13)
$ Net Asset Value, End of Period 24.45 21.22 16.83 13.99 12.96 21.99
% Total Return
(ǿ)
17.57 29.33 23.28 10.29 (32.67) 21.01
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 921,585 542,910 523,461 548,280 640,012 1,006,019
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.27 1.29 1.38 1.54 1.52 1.49
% Expenses, Net
(Ƃ)(ɯ)
1.15 1.17 1.19 1.20 1.19 1.17
% Net Investment Income
(Ƃ)(ɯ)
.70 1.53 1.77 2.47 2.69 1.41
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.25 16.86 14.01 12.99 22.04 18.32
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.10 .30 .31 .39 .48 .23
$ Net Realized and Unrealized Gain (Loss) 3.56 4.53 2.94 .97 (6.84) 3.65
$ Total from Investment Operations 3.66 4.83 3.25 1.36 (6.36) 3.88
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.45) (.44) (.40) (.34) (.71) (.16)
$ Distributions from Net Realized Gain — — — — (1.98) —
$ Total Distributions (.45) (.44) (.40) (.34) (2.69) (.16)
$ Net Asset Value, End of Period 24.46 21.25 16.86 14.01 12.99 22.04
% Total Return
(ǿ)
17.66 29.52 23.57 10.44 (32.54) 21.23
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 153,007 147,310 108,808 100,451 65,124 96,275
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.07 1.09 1.18 1.34 1.33 1.29
% Expenses, Net
(Ƃ)(ɯ)
.97 .99 1.01 1.02 1.01 .99
% Net Investment Income
(Ƃ)(ɯ)
.87 1.70 1.95 2.63 2.84 1.04
% Portfolio Turnover Rate
(ǿ)
38 57 66 95 69 52

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 183
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 824,135
Administrative fees 46,568
Distribution fees 4,374
Shareholder servicing fees 665
Transfer agent fees 146,008
$ 1,021,750
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 14,521 $ 752,773 $ 733,532 $ (22) $ (1) $ 33,739 $ 711 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 814,197,966 $ 474,961,889 $ (65,973,259) $ 408,988,630

See accompanying notes which are an integral part of the financial statements.
184 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.6%
Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A(Æ) 225,609 19,256
Amazon.com, Inc.(Æ) 1,737,139 460,446
Autoliv, Inc. 32,888 3,813
AutoZone, Inc.(Æ) 3,781 14,005
Best Buy Co., Inc. 63,283 3,828
Capri Holdings, Ltd.(Æ) 255,643 4,988
Carvana Co.(Æ) 9,960 3,942
Cava Group, Inc.(Æ) 213,903 19,981
Charter Communications, Inc. Class A(Æ) 8,945 1,477
Chipotle Mexican Grill, Inc. Class A(Æ) 577,714 19,636
Comcast Corp. Class A 1,097,012 29,663
Costco Wholesale Corp. 119,777 121,517
Coupang, Inc.(Æ) 117,667 2,351
Deckers Outdoor Corp.(Æ) 39,059 3,992
Diageo PLC - ADR 120,034 9,681
Dollar General Corp. 266,478 30,879
Dollar Tree, Inc.(Æ) 182,184 17,692
DR Horton, Inc. 169,618 26,097
DraftKings, Inc. Class A(Æ) 158,214 3,690
eBay, Inc. 104,434 10,807
Expedia Group, Inc. 5,900 1,465
Ford Motor Co. 577,448 6,976
Fox Corp. Class A 190,145 12,072
Garmin, Ltd. 46,864 11,769
General Motors Co. 599,981 46,133
Grand Canyon Education, Inc.(Æ) 17,657 2,985
Hilton Worldwide Holdings, Inc. 58,633 19,001
Home Depot, Inc. (The) 75,922 24,963
Las Vegas Sands Corp. 47,451 2,591
Lennar Corp. Class A 89,287 8,063
Lennar Corp. Class B 56 5
Leonardo DRS, Inc. 108,480 4,408
Liberty Live Holdings, Inc. Class A(Æ) 21,159 1,930
Live Nation Entertainment, Inc.(Æ) 112,112 17,707
Lowe's Cos., Inc. 185,439 44,281
Lululemon Athletica, Inc.(Æ) 24,541 3,379
Marriott International, Inc. Class A 7,893 2,855
McDonald's Corp. 5,663 1,663
MGM Resorts International(Æ) 221,974 8,644
Netflix, Inc. Class B(Æ) 733,420 68,655
New York Times Co. (The) Class A 69,057 5,458
News Corp. Class A 251,088 6,609
nVent Electric PLC 6,066 867
NVR, Inc.(Æ) 875 5,526
O'Reilly Automotive, Inc.(Æ) 596,025 59,245
Polaris, Inc. 110,327 7,311
PulteGroup, Inc. 240,752 29,458
Ross Stores, Inc. 30,823 7,021
Royal Caribbean Cruises, Ltd. 10,518 2,774
RTX Corp. 228,015 40,147
Starbucks Corp. 245,107 25,817
Tapestry, Inc. 78,600 11,400
Target Corp. 119,240 15,471
Tesla, Inc.(Æ) 296,346 113,095
TJX Cos., Inc. (The) 206,593 32,383
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travel + Leisure Co. 52,623 3,403
Ulta Beauty, Inc.(Æ) 22,507 12,097
Versant Media Group, Inc. 369,399 14,846
Walmart, Inc. 526,143 69,414
Walt Disney Co. (The) 185,578 19,254
Warner Bros Discovery, Inc.(Æ) 108,314 2,930
Wyndham Hotels & Resorts, Inc. 59,865 4,872
Yum China Holdings, Inc. 29,534 1,431
Yum! Brands, Inc. 284,366 45,399
1,633,514
Consumer Staples - 3.1%
Ambev SA - ADR 3,573,200 10,434
Archer-Daniels-Midland Co. 368,863 27,495
Church & Dwight Co., Inc. 14,788 1,435
Clorox Co. (The) 91,589 8,833
Coca-Cola Co. (The) 102,679 8,087
Coca-Cola Europacific Partners PLC 72,498 6,856
Colgate-Palmolive Co. 79,641 6,798
Constellation Brands, Inc. Class A 18,440 2,887
Estee Lauder Cos., Inc. (The) Class A 245,643 18,843
Haleon PLC - ADR 958,773 8,859
Hershey Co. (The) 12,749 2,368
Ingredion, Inc. 138,487 15,475
Kenvue, Inc. 107,506 1,885
Keurig Dr Pepper, Inc. 14,941 439
Kimberly-Clark Corp. 231,964 22,832
Kroger Co. (The) 975,852 66,426
Magnum Ice Cream Co. NV (The)(Æ) 3,016 45
Molson Coors Beverage Co. Class B 173,119 7,399
Mondelez International, Inc. Class A 349,771 21,490
Monster Beverage Corp.(Æ) 399,796 30,812
PepsiCo, Inc. 131,961 20,915
Philip Morris International, Inc. 112,197 18,520
Procter & Gamble Co. (The) 165,500 24,343
Smithfield Foods, Inc. 43,035 1,131
Sprouts Farmers Market, Inc.(Æ) 65,024 5,322
Sysco Corp. 51,834 3,873
Tyson Foods, Inc. Class A 319,129 20,447
Unilever PLC - ADR 13,408 791
365,040
Energy - 3.2%
Baker Hughes Co. 191,902 13,370
BP PLC - ADR 91,575 4,339
Canadian Natural Resources, Ltd. 278,164 13,266
Chevron Corp. 225,302 43,553
Devon Energy Corp. 80,316 4,126
Diamondback Energy, Inc. 114,378 23,520
Eaton Corp. PLC 105,586 45,720
EOG Resources, Inc. 104,447 14,682
EQT Corp. 44,879 2,696
Exxon Mobil Corp. 661,848 102,143
Halliburton Co. 245,512 10,385
Marathon Petroleum Corp. 64,204 15,941
Phillips 66 103,255 18,498
Shell PLC - ADR 363,675 32,974

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 185
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SLB, Ltd. 43,952 2,500
Valero Energy Corp. 128,835 32,541
380,254
Financial Services - 13.7%
AerCap Holdings NV 366,426 52,109
Aflac, Inc. 25,549 2,904
Alexandria Real Estate Equities, Inc.(ö) 173,619 7,033
Allstate Corp. (The) 132,623 28,814
American Express Co. 170,417 55,053
American Tower Corp.(ö) 86,616 15,826
Ameriprise Financial, Inc. 5,878 2,791
Annaly Capital Management, Inc.(ö) 256,908 5,883
Aon PLC Class A 59,307 18,483
Apollo Global Management, Inc. 159,449 20,524
Arthur J Gallagher & Co. 27,370 5,649
Assurant, Inc. 5,910 1,396
Assured Guaranty, Ltd. 599 49
AvalonBay Communities, Inc.(ö) 5,000 915
Bank of America Corp. 820,165 43,846
Bank of New York Mellon Corp. (The) 138,223 18,573
Berkshire Hathaway, Inc. Class B(Æ) 185,181 87,702
Blackstone, Inc. Class A 35,999 4,521
Capital One Financial Corp. 183,447 35,093
Carlyle Group, Inc. (The) 641,736 32,132
Charles Schwab Corp. (The) 216,282 19,820
Chubb, Ltd. 142,769 46,685
Cincinnati Financial Corp. 26,369 4,314
Citigroup, Inc. 555,573 71,102
Citizens Financial Group, Inc. 462,301 30,073
CME Group, Inc. Class A 14,101 4,059
East West Bancorp, Inc. 28,223 3,569
Equinix, Inc.(ö) 35,357 38,286
Evercore, Inc. Class A 14,201 4,563
Everest Group, Ltd. 900 321
Fifth Third Bancorp 223,451 11,342
First Citizens BancShares, Inc. Class A 1,845 3,660
Global Payments, Inc. 534,746 38,480
Globe Life, Inc. 116,150 17,922
Goldman Sachs Group, Inc. (The) 12,071 11,151
Hartford Insurance Group, Inc. (The) 63,811 8,730
Healthpeak Properties, Inc.(ö) 581,684 9,406
Host Hotels & Resorts, Inc.(ö) 478,642 10,114
Howard Hughes Holdings, Inc.(Æ) 60,714 3,781
Huntington Bancshares, Inc. 831,115 13,929
Interactive Brokers Group, Inc. Class A 158,412 12,594
Intercontinental Exchange, Inc. 163,857 25,904
Janus Henderson Group PLC 119,188 6,151
JPMorgan Chase & Co. 357,953 112,122
Kimco Realty Corp.(ö) 434,379 10,269
Markel Group, Inc.(Æ) 9,476 16,796
Mastercard, Inc. Class A 227,897 114,614
MetLife, Inc. 171,966 13,774
Millrose Properties, Inc. Class A(ö) 301,507 9,247
Moody's Corp. 58,542 27,038
Morgan Stanley 198,001 37,737
Northern Trust Corp. 96,451 16,044
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PNC Financial Services Group, Inc. (The) 22,409 4,997
Progressive Corp. (The) 228,146 45,921
Prologis, Inc.(ö) 21,459 3,048
Prudential Financial, Inc. 67,246 6,597
Public Storage(ö) 20,445 6,184
Raymond James Financial, Inc. 47,063 7,451
Regions Financial Corp. 755,927 21,582
Reinsurance Group of America, Inc. Class A 57,212 12,098
S&P Global, Inc. 136,568 58,892
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 6,561
Stifel Financial Corp. 142,889 11,261
StoneX Group, Inc.(Æ) 22,274 2,362
Synchrony Financial 264,937 20,188
Travelers Cos., Inc. (The) 26,691 8,144
Truist Financial Corp. 8,224 423
US Bancorp 11,100 629
Visa, Inc. Class A 289,631 95,532
Voya Financial, Inc. 21,215 1,739
W.R. Berkley Corp. 98,367 6,574
Webster Financial Corp. 19,386 1,403
Wells Fargo & Co. 1,048,463 86,215
Welltower, Inc.(ö) 58,700 12,758
Willis Towers Watson PLC 62,325 15,968
1,629,421
Health Care - 8.7%
10X Genomics, Inc. Class A(Æ) 305,338 6,733
Abbott Laboratories 254,958 23,148
AbbVie, Inc. 205,697 43,468
Agilent Technologies, Inc. 210,212 24,290
Align Technology, Inc.(Æ) 40,258 7,086
Amgen, Inc. 53,187 18,416
AstraZeneca PLC 34,106 6,390
Becton Dickinson & Co. 1,334 199
Biogen, Inc.(Æ) 10,200 1,931
BioMarin Pharmaceutical, Inc.(Æ) 227,255 12,251
Boston Scientific Corp.(Æ) 371,420 21,397
Bristol-Myers Squibb Co. 71,167 4,312
Centene Corp.(Æ) 449,091 24,112
Cigna Group (The) 74,733 21,716
CVS Health Corp. 529,774 44,125
Danaher Corp. 208,019 37,225
Edwards Lifesciences Corp.(Æ) 293,094 24,473
Elevance Health, Inc. 58,028 21,843
Eli Lilly & Co. 60,108 56,177
Exelixis, Inc.(Æ) 203,432 9,045
GE HealthCare Technologies, Inc. 129,661 7,889
Genmab A/S - ADR(Æ) 342,344 9,079
Gilead Sciences, Inc. 58,798 7,693
GSK PLC - ADR 450,872 23,585
HCA Healthcare, Inc. 17,182 7,465
Henry Schein, Inc.(Æ) 92,338 6,887
Humana, Inc. 82,873 19,594
Icon PLC(Æ) 119,004 14,082
IDEXX Laboratories, Inc.(Æ) 52,668 29,536
Incyte Corp.(Æ) 101,123 9,634

See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuitive Surgical, Inc.(Æ) 107,538 49,210
Johnson & Johnson 284,416 65,373
Koninklijke Philips NV 314,931 8,295
Labcorp Holdings, Inc. 10,723 2,754
McKesson Corp. 54,558 44,476
Medtronic PLC 193,149 15,639
Merck & Co., Inc. 124,130 13,552
Moderna, Inc.(Æ) 233,009 10,704
Molina Healthcare, Inc.(Æ) 28,004 5,450
Neurocrine Biosciences, Inc.(Æ) 25,428 3,348
Novo Nordisk A/S - ADR 131,101 5,535
Pfizer, Inc. 137,510 3,671
Regeneron Pharmaceuticals, Inc. 71,613 50,635
ResMed, Inc. 11,906 2,546
Royalty Pharma PLC Class A 314,363 15,746
Sanofi SA - ADR 45,081 2,100
Stryker Corp. 30,069 9,476
Thermo Fisher Scientific, Inc. 34,905 16,718
UnitedHealth Group, Inc. 223,439 82,780
Universal Health Services, Inc. Class B 24,354 4,098
Veeva Systems, Inc. Class A(Æ) 67,269 10,492
Vertex Pharmaceuticals, Inc.(Æ) 51,106 21,842
Viatris, Inc. 768,147 11,476
Waters Corp.(Æ) 24,757 7,656
West Pharmaceutical Services, Inc. 70,581 21,004
Zoetis, Inc. Class A 123,576 14,208
1,042,565
Materials and Processing - 3.5%
Air Products and Chemicals, Inc. 1,928 578
Albemarle Corp. 36,059 7,093
Amrize, Ltd. 40,681 2,188
Ball Corp. 163,735 10,001
Carrier Global Corp. 231,724 15,565
Celanese Corp. Class A 866,271 58,699
CF Industries Holdings, Inc. 7,466 927
Commercial Metals Co. 133,378 9,198
Copart, Inc.(Æ) 311,539 10,315
Crown Holdings, Inc. 20,524 2,018
Darling Ingredients, Inc.(Æ) 38,120 2,448
DuPont de Nemours, Inc. 273,418 12,484
Ecolab, Inc. 98,808 25,749
Fastenal Co. 46,174 2,075
FMC Corp. 83,129 1,279
General Electric Co. 31,968 9,268
Huntsman Corp. 584,684 8,402
Ingevity Corp.(Æ) 4,417 337
Johnson Controls International PLC 20,895 3,051
Linde PLC 127,662 63,977
Martin Marietta Materials, Inc. 21,549 13,340
Masco Corp. 135,004 9,696
Mohawk Industries, Inc.(Æ) 50,385 5,319
NewMarket Corp. 3,892 2,629
Newmont Corp. 49,580 5,508
Nucor Corp. 8,039 1,811
O-I Glass, Inc.(Æ) 264,647 2,411
Owens Corning 10,445 1,288
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Packaging Corp. of America 39,823 8,500
PPG Industries, Inc. 4,923 534
Qnity Electronics, Inc. 136,709 19,229
Reliance, Inc. 6,664 2,416
Rio Tinto PLC - ADR 37,916 3,810
Royal Gold, Inc. 14,458 3,374
Sherwin-Williams Co. (The) 25,042 8,054
Smurfit WestRock PLC 257,917 9,901
Solstice Advanced Materials Inc. 30,929 2,535
Southern Copper Corp. 651 112
Steel Dynamics, Inc. 34,119 7,802
Trane Technologies PLC 101,010 49,751
Watsco, Inc. 6,285 2,752
Westlake Corp. 60,107 6,929
413,353
Producer Durables - 6.9%
Alaska Air Group, Inc.(Æ) 46,980 1,837
Amphenol Corp. Class A 275,408 40,559
Argan, Inc. 8,290 5,554
Automatic Data Processing, Inc. 76,295 16,170
Canadian Pacific Kansas City, Ltd. 164,809 14,332
CH Robinson Worldwide, Inc. 91,696 16,671
CNH Industrial NV 147,580 1,581
Comfort Systems USA, Inc. 8,751 16,104
Corpay, Inc.(Æ) 57,456 17,609
CSX Corp. 485,288 22,047
Cummins, Inc. 23,669 15,882
Deere & Co. 58,675 34,611
Delta Air Lines, Inc. 607,382 41,296
Dover Corp. 26,181 5,928
EMCOR Group, Inc. 10,235 9,126
Esab Corp. 29,041 2,854
Expeditors International of Washington, Inc. 28,604 4,230
FedEx Corp. 125,584 50,649
Fortive Corp. 2,085 125
FTI Consulting, Inc.(Æ) 55,563 9,962
GE Vernova, Inc. 7,992 8,659
General Dynamics Corp. 60,624 20,873
Honeywell International, Inc. 123,717 26,516
Howmet Aerospace, Inc. 94,087 22,867
Huntington Ingalls Industries, Inc. 29,213 10,642
Illinois Tool Works, Inc. 1,831 472
Ingersoll Rand, Inc. 185,713 14,831
JB Hunt Transport Services, Inc. 38,898 9,784
Kirby Corp.(Æ) 8,376 1,261
L3Harris Technologies, Inc. 11,295 3,621
Landstar System, Inc. 52,670 9,695
Lockheed Martin Corp. 36,188 18,744
Magna International, Inc. Class A 113,257 7,211
Mettler-Toledo International, Inc.(Æ) 16,183 20,659
Middleby Corp. (The)(Æ) 34,098 4,786
Mueller Industries, Inc. 32,812 4,444
Norfolk Southern Corp. 42,340 13,372
Northrop Grumman Corp. 16,361 9,481
Old Dominion Freight Line, Inc. 49,950 10,611
Otis Worldwide Corp. 183,325 14,277

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 187
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PACCAR, Inc. 60,253 7,158
Parker-Hannifin Corp. 9,867 8,973
Pentair PLC 147,694 11,920
Phinia, Inc. 8,939 645
Ralliant Corp. 695 32
Regal Rexnord Corp. 93,398 20,083
Rollins, Inc. 52,084 2,903
Scotts Miracle-Gro Co. (The) Class A 20,513 1,286
Textron, Inc. 261,296 25,074
TopBuild Corp.(Æ) 3,805 1,685
Trade Desk, Inc. (The) Class A(Æ) 287,368 6,779
TransDigm Group, Inc. 1,819 2,110
TransUnion 311,214 22,096
Union Pacific Corp. 57,200 15,414
United Airlines Holdings, Inc.(Æ) 233,018 20,972
United Rentals, Inc. 24,900 23,900
Veralto Corp. 69,339 6,116
Verisk Analytics, Inc. Class A 14,080 2,598
Vontier Corp. 741,366 26,600
Waste Management, Inc. 38,008 8,839
Westinghouse Air Brake Technologies Corp. 185,232 49,992
825,108
Technology - 42.2%
Accenture PLC Class A 109,759 19,615
Adobe, Inc.(Æ) 256,690 63,171
Advanced Micro Devices, Inc.(Æ) 223,010 79,055
Allegion PLC 17,438 2,397
Alphabet, Inc. Class A 677,149 260,567
Alphabet, Inc. Class C 1,241,347 474,120
Analog Devices, Inc. 83,183 33,461
Apple, Inc. 2,635,749 715,210
Applied Materials, Inc. 171,585 67,689
Arista Networks, Inc.(Æ) 57,233 9,885
ASML Holding NV 1,204 1,733
Atlassian Corp. Class A(Æ) 81,313 5,577
Autodesk, Inc.(Æ) 105,904 25,099
Booking Holdings, Inc. 323,539 54,471
Broadcom, Inc. 724,483 302,421
CACI International, Inc. Class A(Æ) 4,386 2,279
Cadence Design Systems, Inc.(Æ) 14,826 4,886
Cisco Systems, Inc. 601,086 54,999
Cognizant Technology Solutions Corp.
Class A 60,920 3,223
Corteva, Inc. 230,444 18,668
Crowdstrike Holdings, Inc. Class A(Æ) 56,298 25,095
Datadog, Inc. Class A(Æ) 102,996 13,615
Dell Technologies, Inc. Class C 66,959 13,991
DocuSign, Inc.(Æ) 123,603 5,685
DoorDash, Inc. Class A(Æ) 28,738 4,847
Dropbox, Inc. Class A(Æ) 484,047 11,757
EchoStar Corp. Class A(Æ) 81,367 10,020
Electronic Arts, Inc. 51,566 10,435
F5, Inc.(Æ) 12,816 4,151
Fidelity National Information Services, Inc. 2,700 126
Fortinet, Inc.(Æ) 225,889 19,045
GoDaddy, Inc. Class A(Æ) 199,522 17,317
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HP, Inc. 96,623 2,016
International Business Machines Corp. 8,601 1,987
Intuit, Inc. 111,134 43,176
Jabil, Inc. 69,502 23,456
KLA Corp. 5,800 10,152
Lam Research Corp. 475,442 122,597
Manhattan Associates, Inc.(Æ) 54,004 7,447
Maplebear, Inc.(Æ) 248,842 10,538
Match Group, Inc. 269,334 10,078
Meta Platforms, Inc. Class A 380,320 232,722
Micron Technology, Inc. 391,042 202,231
Microsoft Corp. 1,307,164 533,035
Motorola Solutions, Inc. 72,772 31,949
Nutanix, Inc. Class A(Æ) 108,840 4,450
NVIDIA Corp. 4,584,227 914,874
NXP Semiconductors NV 52,598 15,442
ON Semiconductor Corp.(Æ) 573,859 57,851
Oracle Corp. 186,678 30,128
Palantir Technologies, Inc. Class A(Æ) 102,678 14,284
Palo Alto Networks, Inc.(Æ) 125,768 22,553
Pinterest, Inc. Class A(Æ) 227,301 4,469
Qorvo, Inc.(Æ) 84,430 7,955
QUALCOMM, Inc. 183,959 33,035
Roku, Inc.(Æ) 30,266 3,528
Salesforce, Inc. 216,168 38,160
SAP SE - ADR 53,046 8,991
Seagate Technology Holdings PLC 74,313 50,060
SentinelOne, Inc. Class A(Æ) 260,967 3,695
ServiceNow, Inc.(Æ) 540,523 47,734
Snap, Inc. Class A(Æ) 1,033,828 6,275
Snowflake, Inc. Class A(Æ) 53,085 7,245
Synopsys, Inc.(Æ) 70,752 34,145
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 149,120 59,060
Take-Two Interactive Software, Inc.(Æ) 35,530 7,595
TD SYNNEX Corp. 41,727 9,521
TE Connectivity PLC 47,108 9,971
Texas Instruments, Inc. 79,192 22,259
Uber Technologies, Inc.(Æ) 29,022 2,165
VeriSign, Inc. 102,381 27,506
Workday, Inc. Class A(Æ) 98,173 12,016
Zoom Communications, Inc. Class A(Æ) 44,486 4,322
5,025,283
Utilities - 3.6%
American Electric Power Co., Inc. 24,778 3,397
AT&T, Inc. 1,322,472 34,556
CenterPoint Energy, Inc. 401,392 17,521
Cheniere Energy, Inc. 73,004 20,072
CMS Energy Corp. 37,178 2,853
ConocoPhillips 420,040 52,833
Consolidated Edison, Inc. 89,657 9,996
Constellation Energy Corp. 24,576 7,692
DT Midstream, Inc. 31,773 4,702
DTE Energy Co. 6,566 996
Duke Energy Corp. 80,474 10,425
Edison International 335,146 23,289

See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Entergy Corp. 241,450 28,469
Eversource Energy 192,315 13,597
Exelon Corp. 347,748 15,993
FirstEnergy Corp. 283,393 13,467
NextEra Energy, Inc. 211,957 20,746
NiSource, Inc. 38,538 1,861
NRG Energy, Inc. 390,323 60,727
PG&E Corp. 529,059 8,793
Public Service Enterprise Group, Inc. 14,344 1,171
Sempra 97,052 9,232
Southern Co. (The) 22,125 2,140
T-Mobile US, Inc. 109,803 21,467
Verizon Communications, Inc. 51,038 2,451
Xcel Energy, Inc. 476,083 39,491
427,937
Total Common Stocks
(cost $4,744,038) 11,742,475
Warrants and Rights - 0.0%
ABIOMED, Inc.(Æ)(Š)
Rights 9,546 —
Total Warrants and Rights
(cost $10) —
Short-Term Investments - 1.3%
U.S. Cash Management Fund(@) 160,263,057
(∞)
160,231
Total Short-Term Investments
(cost $160,219) 160,231
Total Investments - 99.9%
(identified cost $4,904,267) 11,902,706
Other Assets and Liabilities,
Net - 0.1%
12,900
Net Assets - 100.0%
11,915,606

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 189
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 335 USD 121,333 06/26 8,749
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,749
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,633,514 $ — $ —
$ —
$ 1,633,514
Consumer Staples 365,040 — —
—
365,040
Energy 380,254 — —
—
380,254
Financial Services 1,629,421 — —
—
1,629,421
Health Care 1,042,565 — —
—
1,042,565
Materials and Processing 413,353 — —
—
413,353
Producer Durables 825,108 — —
—
825,108
Technology 5,025,283 — —
—
5,025,283
Utilities 427,937 — —
—
427,937
Warrants and Rights — — — — —
Short-Term Investments — — — 160,231 160,231
Total Investments
11,742,475 — — 160,231 11,902,706
Other Financial Instruments
Assets
Futures Contracts 8,749 — — — 8,749
Total Other Financial Instruments
*
$ 8,749 $ — $ — $ — $ 8,749
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
190 Tax-Mananged U.S. Large Cap Fund
Russell Investment Company
Tax-Mananged U.S. Large Cap Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 8,749
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (647)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 4,457
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,904,267
Investments, at fair value(>) ........................................................................................................................................................
11,902,706
Receivables:
Dividends and interest ...................................................................................................................................................... 3,64 7
Dividends from affiliated funds ....................................................................................................................................... 621
Investments sold ............................................................................................................................................................... 3,315
Fund shares sold ............................................................................................................................................................... 14,668
From broker(a) ................................................................................................................................................................. 609
Variation margin on futures contracts .............................................................................................................................. 8,749
Prepaid expenses .......................................................................................................................................................................... 62
Total assets ...............................................................................................................................................................
11,934,37 7
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6,559
Fund shares redeemed ...................................................................................................................................................... 3,664
Accrued fees to affiliates .................................................................................................................................................. 8,020
Other accrued expenses .................................................................................................................................................... 52 8
Total liabilities ...........................................................................................................................................................
18,77 1
Net Assets ...............................................................................................................................................................
$ 11,915,606
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,863,900
Shares of beneficial interest .........................................................................................................................................................
1,192
Additional paid-in capital ............................................................................................................................................................
5,050,514
Net Assets ...............................................................................................................................................................
$ 11,915,606
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 160,231
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 609
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 98.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 104.75
Class A — Net assets ........................................................................................................................................................... $ 189,766,395
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,922,137
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 90.61
Class C — Net assets ........................................................................................................................................................... $ 52,936,077
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 584,232
Net asset value per share: Class M (#) .........................................................................................................................................
$ 100.00
Class M — Net assets .......................................................................................................................................................... $ 3,605,558,542
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 36,053,806
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 100.05
Class S — Net assets ............................................................................................................................................................ $ 8,067,344,512
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 80,632,977
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 61,11 2
Dividend distributions from affiliated funds .................................................................................................................... 3,675
Interest .............................................................................................................................................................................. 173
Total investment income .............................................................................................................................................................
64,9 60
Expenses
Advisory fees ................................................................................................................................................................... 34,997
Administrative fees .......................................................................................................................................................... 2,633
Custodian fees .................................................................................................................................................................. 229
Distribution fees - Class A ............................................................................................................................................... 224
Distribution fees - Class C ............................................................................................................................................... 188
Transfer agent fees - Class A ........................................................................................................................................... 179
Transfer agent fees - Class C ........................................................................................................................................... 50
Transfer agent fees - Class M .......................................................................................................................................... 3,300
Transfer agent fees - Class S ............................................................................................................................................ 7,645
Professional fees .............................................................................................................................................................. 187
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ............................................................................................................................... 63
Trustees’ fees .................................................................................................................................................................... 274
Printing fees ..................................................................................................................................................................... 138
Miscellaneous .................................................................................................................................................................. 353
Expenses before reductions .............................................................................................................................................. 50,576
Expense reductions .......................................................................................................................................................... (1,650)
Net expenses ................................................................................................................................................................................
48,926
Net investment income (loss) .......................................................................................................................................................
16,03 4
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (33,007)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (647)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
(33,66 1 )
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 521,933
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 4,457
Net change in unrealized appreciation (depreciation) ................................................................................................................. 526,391
Net realized and unrealized gain (loss) ........................................................................................................................................ 492,73 0
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 508,764

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 16,034 $ 38,081
Net realized gain (loss) ................................................................................................................ (33,661) 104,657
Net change in unrealized appreciation (depreciation) ................................................................. 526,391 1,429,202
Net increase (decrease) in net assets from operations ....................................................................... 508,764 1,571,940
Distributions
To shareholders
Class A ..................................................................................................................................... (419) (409)
Class M .................................................................................................................................... (18,455) (13,913)
Class S ...................................................................................................................................... (33,782) (33,699)
Net decrease in net assets from distributions ..................................................................................... (52,656) (48,021)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 284,831 294,041
Total Net Increase (Decrease) in Net Assets ...................................................................
740,939 1,817,960
Net Assets
Beginning of period ........................................................................................................................... 11,174,667 9,356,707
End of period ......................................................................................................................................
$ 11,915,606 $ 11,174,667

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 98 $ 9,313 208 $ 17,775
Proceeds from reinvestment of distributions 4 417 5 408
Payments for shares redeemed (61) (5,791) (204) (17,154)
Net increase (decrease)
41 3,939 9 1,029
Class C
Proceeds from shares sold 50 4,319 79 6,214
Payments for shares redeemed (47) (4,087) (127) (9,977)
Net increase (decrease)
3 232 (48) (3,763)
Class M
Proceeds from shares sold 7,634 728,213 6,130 527,997
Proceeds from reinvestment of distributions 194 18,362 164 13,836
Payments for shares redeemed (2,277) (217,947) (9,131) (791,638)
Net increase (decrease)
5,551 528,628 (2,837) (249,805)
Class S
Proceeds from shares sold 5,711 547,663 17,498 1,513,792
Proceeds from reinvestment of distributions 355 33,511 397 33,448
Payments for shares redeemed (8,687) (829,142) (11,588) (1,000,660)
Net increase (decrease)
(2,621) (247,968) 6,307 546,580
Total increase (decrease)
2,974 $ 284,831 3,431 $ 294,041

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 94.86 81.87 61.59 56.20 68.42 49.07
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.01 .10 .21 .27 .13 (.03)
$ Net Realized and Unrealized Gain (Loss) 4.08 13.1 1 20.30 5.31 (12.35) 19.54
$ Total from Investment Operations 4.09 13.2 1 20.51 5.58 (12.22) 19.51
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.22) (.22) (.23) (.19) — (.16)
$ Total Distributions (.22) (.22) (.23) (.19) — (.16)
$ Net Asset Value, End of Period 98.73 94.8 6 81.87 61.59 56.20 68.42
% Total Return
(±)(ǿ)
4.33 16.17 33.38 9.97 (17.86) 39.83
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 189,766 178,415 153,247 98,852 87,448 100,109
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.15 1.15 1.16 1.17 1.18 1.18
% Expenses, Net
(Ƃ)(ɯ)
1.15 1.15 1.16 1.17 1.17 1.17
% Net Investment Income
(Ƃ)(ɯ)
.02 .11 .28 .44 .21 (.05)
% Portfolio Turnover Rate
(ǿ)
15 31 19 25 46 22
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 87.18 75.61 57.11 52.33 64.19 46.25
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.32) (. 50 ) (.32) (.17) (.31) (.46)
$ Net Realized and Unrealized Gain (Loss) 3.75 12.07 18.82 4.95 (11.55) 18.40
$ Total from Investment Operations 3.43 11.5 7 18.50 4.78 (11.86) 17.94
$ Net Asset Value, End of Period 90.61 87.1 8 75.61 57.11 52.33 64.19
% Total Return
(ǿ)
3.9 3 15. 30 32.37 9.15 (18.48) 38.79
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 52,936 50,671 47,560 37,520 36,410 43,968
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.90 1.90 1.91 1.92 1.93 1.93
% Expenses, Net
(Ƃ)(ɯ)
1.90 1.90 1.91 1.92 1.92 1.92
% Net Investment Income
(Ƃ)(ɯ)
(.73) (.63) (.46) (.31) (.54) (.80)
% Portfolio Turnover Rate
(ǿ)
15 31 19 25 46 22

See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 96.23 83.02 62.41 56.96 69.27 49.65
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .41 .48 .48 .35 .18
$ Net Realized and Unrealized Gain (Loss) 4.13 13.28 20.57 5.37 (12.49) 19.77
$ Total from Investment Operations 4.30 13.69 21.05 5.85 (12.14) 19.95
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.53) (.48) (.44) (.40) (.17) (.33)
$ Total Distributions (.53) (.48) (.44) (.40) (.17) (.33)
$ Net Asset Value, End of Period 100.00 96.23 83.02 62.41 56.96 69.27
% Total Return
(ǿ)
4.50 16.57 33.86 10.35 (17.57) 40.33
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,605,559 2,935,29 7 2,767,751 1,898,077 1,506,693 1,518,925
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.90 .90 .91 .92 .93 .93
% Expenses, Net
(Ƃ)(ɯ)
.80 .80 .81 .82 .82 .82
% Net Investment Income
(Ƃ)(ɯ)
.36 .4 7 .63 .78 .56 .29
% Portfolio Turnover Rate
(ǿ)
15 31 19 25 46 22
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 96.21 83.02 62.42 56.96 69.27 49.65
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .31 .41 .43 .29 .12
$ Net Realized and Unrealized Gain (Loss) 4.14 13.2 9 20.57 5.37 (12.50) 19.76
$ Total from Investment Operations 4.27 13. 60 20.98 5.80 (12.21) 19.88
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.43) (.41) (.38) (.34) (.10) (.26)
$ Total Distributions (.43) (.41) (.38) (.34) (.10) (.26)
$ Net Asset Value, End of Period 100.05 96.2 1 83.02 62.42 56.96 69.27
% Total Return
(ǿ)
4.46 16.45 33.70 10.26 (17.65) 40.18
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 8,067,345 8,010,284 6,388,149 4,839,752 4,115,348 4,617,227
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.90 .90 .91 .92 .93 .93
% Expenses, Net
(Ƃ)(ɯ)
.90 .90 .91 .92 .92 .92
% Net Investment Income
(Ƃ)(ɯ)
.27 .36 .54 .69 .46 .20
% Portfolio Turnover Rate
(ǿ)
15 31 19 25 46 22

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 5,893,879
Administrative fees 441,723
Distribution fees 69,156
Shareholder servicing fees 10,525
Transfer agent fees 1,598,921
Trustees' fees 5,952
$ 8,020,156
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 184,834 $ 396,992 $ 421,590 $ (6) $ 1 $ 160,231 $ 3,675 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,909,988,472 $ 7,025,265,163 $ (23,798,499) $ 7,001,466,664

See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 12.3%
Academy Sports & Outdoors, Inc. 113,848 6,243
Advance Auto Parts, Inc. 107,877 6,420
AerSale Corp.(Æ) 75,103 505
AMC Global Media, Inc. Class A(Æ) 264,981 2,250
American Eagle Outfitters, Inc. 86,471 1,506
API Group Corp.(Æ) 211,233 9,658
Archer Aviation, Inc. Class A(Æ) 144,584 830
Atkore, Inc. 11,750 918
Atlanta Braves Holdings, Inc. Class C(Æ) 49,247 2,433
Atmus Filtration Technologies, Inc. 67,889 4,304
Bath & Body Works, Inc. 196,727 3,824
Beazer Homes USA, Inc.(Æ) 91,267 1,970
Bel Fuse, Inc. Class B 32,441 8,949
BJ's Restaurants, Inc.(Æ) 11,885 456
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 952
Boot Barn Holdings, Inc.(Æ) 25,777 4,419
BorgWarner, Inc. 55,659 3,171
Boyd Gaming Corp. 15,720 1,367
Brightstar Lottery PLC 373,154 4,900
Brinker International, Inc.(Æ) 19,584 2,981
Brunswick Corp. 99,300 7,889
Caesars Entertainment, Inc.(Æ) 155,709 4,329
Caleres, Inc. 34,500 452
Capri Holdings, Ltd.(Æ) 22,242 434
Carter's, Inc. 8,753 316
Carvana Co.(Æ) 8,000 3,166
Cavco Industries, Inc.(Æ) 5,602 2,840
Century Communities, Inc. 21,302 1,193
Cheesecake Factory, Inc. (The) 22,697 1,427
Churchill Downs, Inc. 11,140 1,125
Crocs, Inc.(Æ) 3,988 407
Curtiss-Wright Corp. 2,419 1,742
Dana, Inc. 9,122 333
Dave & Buster's Entertainment, Inc.(Æ) 26,610 300
Deckers Outdoor Corp.(Æ) 18,406 1,881
Dick's Sporting Goods, Inc. 29,536 6,702
Domino's Pizza, Inc. 7,114 2,415
Douglas Dynamics, Inc. 32,370 1,493
DraftKings, Inc. Class A(Æ) 54,678 1,275
Ethan Allen Interiors, Inc. 16,761 358
EW Scripps Co. (The) Class A(Æ) 156,385 749
FactSet Research Systems, Inc. 3,388 771
First Watch Restaurant Group, Inc.(Æ) 93,332 1,225
FirstCash Holdings, Inc. 9,286 2,026
Five Below, Inc.(Æ) 23,040 5,430
Forestar Group, Inc.(Æ) 29,884 845
Gap, Inc. (The) 12,444 306
Genesco, Inc.(Æ) 39,330 1,396
Gentherm , Inc.(Æ) 38,134 1,148
G-III Apparel Group, Ltd. 102,119 3,185
Grand Canyon Education, Inc.(Æ) 15,870 2,683
Gray Media, Inc. 641,894 3,620
Green Brick Partners, Inc.(Æ) 28,092 1,895
Group 1 Automotive, Inc. 2,622 936
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hamilton Beach Brands Holding Co. Class
A 29,728 619
Harley-Davidson, Inc. 19,170 458
Hilton Grand Vacations, Inc.(Æ) 14,163 665
Hovnanian Enterprises, Inc. Class A(Æ) 5,874 660
Joby Aviation, Inc.(Æ) 146,529 1,347
Johnson Outdoors, Inc. Class A 47,408 2,495
Karman Holdings Inc.(Æ) 13,339 907
KB Home 5,820 308
Kontoor Brands, Inc. 45,799 3,360
Kura Sushi USA, Inc. Class A(Æ) 15,144 834
Leonardo DRS, Inc. 42,457 1,725
Liberty Broadband Corp. Class C(Æ) 25,331 975
Life Time Group Holdings, Inc.(Æ) 53,970 1,447
Light & Wonder, Inc. Class A(Æ) 24,104 2,016
Lionsgate Studios Corp.(Æ) 44,035 548
Lithia Motors, Inc. Class A 16,816 4,879
M/I Homes, Inc.(Æ) 4,245 558
Macy's, Inc. 48,609 950
Madison Square Garden Entertainment
Corp.(Æ) 9,896 662
Magnite , Inc.(Æ) 19,166 246
Marriott Vacations Worldwide Corp. 41,295 2,974
Mattel, Inc.(Æ) 105,989 1,598
Meritage Homes Corp. 11,254 758
Monro, Inc. 78,539 1,379
Newell Brands, Inc. 1,053,720 4,299
News Corp. Class A 78,742 2,072
Nexstar Media Group, Inc. Class A 26,169 5,447
Norwegian Cruise Line Holdings, Ltd.(Æ) 17,686 322
nVent Electric PLC 34,460 4,924
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 3,356
Omnicom Group, Inc. 4,879 374
OneWater Marine, Inc. Class A(Æ) 98,524 925
Patrick Industries, Inc. 11,787 1,096
Penn Entertainment, Inc.(Æ) 190,282 3,322
Perdoceo Education Corp. 17,501 594
PriceSmart , Inc. 3,284 515
PulteGroup, Inc. 8,808 1,078
PVH Corp. 26,694 2,441
QXO, Inc.(Æ) 101,173 2,031
RB Global, Inc. 8,866 925
Revolve Group, Inc.(Æ) 12,423 316
Rocket Lab Corp.(Æ) 55,285 4,562
Rocky Brands, Inc. 8,173 300
Service Corp. International 12,051 976
Shoe Carnival, Inc. 40,693 754
Signet Jewelers, Ltd. 27,306 2,431
Sirius Xm Holdings, Inc. 1,755 47
Sphere Entertainment Co.(Æ) 11,209 1,597
Sportradar Group AG Class A(Æ) 31,092 406
Starz Entertainment Corp.(Æ) 140,639 2,579
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,602
Texas Roadhouse, Inc. Class A 9,894 1,593
Thor Industries, Inc. 11,468 906
Toll Brothers, Inc. 10,396 1,478
Transcat , Inc.(Æ) 5,568 424

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 199
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travel + Leisure Co. 35,817 2,316
Tri Pointe Homes, Inc.(Æ) 33,493 1,570
United Parks & Resorts, Inc.(Æ) 41,211 1,453
Urban Outfitters, Inc.(Æ) 43,349 3,049
Valvoline, Inc.(Æ) 46,246 1,537
Versant Media Group, Inc. 132,617 5,330
VF Corp. 180,098 3,409
Vicor Corp.(Æ) 2,294 618
Victoria's Secret & Co.(Æ) 56,924 2,950
Wabash National Corp. 27,235 237
Wayfair, Inc. Class A(Æ) 10,677 683
Weyco Group, Inc. 7,024 232
Wingstop , Inc. 13,047 2,140
Wolverine World Wide, Inc. 76,678 1,305
Wyndham Hotels & Resorts, Inc. 28,431 2,314
YETI Holdings, Inc.(Æ) 80,234 3,166
Ziff Davis, Inc.(Æ) 32,717 1,497
Zillow Group, Inc. Class C(Æ) 14,497 644
254,858
Consumer Staples - 3.7%
Alico , Inc. 4,993 208
Aramark 66,621 3,044
Arko Corp. 112,201 741
BellRing Brands, Inc.(Æ) 29,329 522
Calavo Growers, Inc. 8,799 248
Casey's General Stores, Inc. 17,092 14,052
Celsius Holdings, Inc.(Æ) 35,998 1,208
Chefs' Warehouse Holdings, Inc. (The)(Æ) 55,255 4,288
Clorox Co. (The) 16,818 1,622
elf Beauty, Inc.(Æ) 15,874 1,015
Herbalife, Ltd.(Æ) 137,864 2,289
Ingredion, Inc. 16,720 1,868
Interparfums , Inc. 38,414 3,504
J&J Snack Foods Corp. 67,103 5,922
Kimberly-Clark de Mexico SAB de CV
Class A 870,849 1,969
Limoneira Co. 10,604 135
Marzetti Co. (The) 4,134 539
McCormick & Co., Inc. 24,388 1,240
MGP Ingredients, Inc. 5,280 105
Mission Produce, Inc.(Æ) 7,758 108
Nomad Foods, Ltd. 608,488 5,914
Olaplex Holdings, Inc.(Æ) 1,139,835 2,314
Performance Food Group Co.(Æ) 16,935 1,534
Pilgrim's Pride Corp. 57,405 1,900
Post Holdings, Inc.(Æ) 5,407 566
Primo Brands Corp. Class A 135,428 2,760
Smithfield Foods, Inc. 100,380 2,638
Spectrum Brands Holdings, Inc. 29,004 2,396
Sprouts Farmers Market, Inc.(Æ) 16,574 1,357
United Natural Foods, Inc.(Æ) 64,087 3,206
US Foods Holding Corp.(Æ) 27,044 2,528
Vita Coco Co., Inc. (The)(Æ) 47,311 3,122
Warby Parker, Inc. Class A(Æ) 34,457 762
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Weis Markets, Inc. 9,522 668
76,292
Energy - 4.1%
Alpha Metallurgical Resources, Inc.(Æ) 4,962 925
Antero Resources Corp.(Æ) 91,396 3,588
Centrus Energy Corp. Class A(Æ) 14,433 3,045
Core Laboratories, Inc. 122,799 1,799
Core Natural Resources, Inc. 7,881 707
Coterra Energy, Inc. 1 —
Delek US Holdings, Inc. 18,526 863
DNOW, Inc.(Æ) 167,410 2,258
Enphase Energy, Inc.(Æ) 25,413 838
Expro Group Holdings NV(Æ) 33,240 605
First Solar, Inc.(Æ) 3,225 651
Helix Energy Solutions Group, Inc.(Æ) 319,081 3,302
HF Sinclair Corp. 48,975 3,292
Innovex International, Inc.(Æ) 19,199 533
Kodiak Gas Services, Inc. 50,976 3,456
Liberty Energy, Inc. Class A 80,925 2,734
Mammoth Energy Services, Inc.(Æ) 54,843 157
Matador Resources Co. 47,077 2,987
National Energy Services Reunited Corp.
(Æ) 27,751 692
Natural Gas Services Group, Inc. 23,760 967
NPK International, Inc.(Æ) 345,781 5,654
Oil States International, Inc.(Æ) 127,995 1,469
Par Pacific Holdings, Inc.(Æ) 56,998 3,743
Pason Systems, Inc. 381,545 3,924
Patterson-UTI Energy, Inc. 265,590 3,246
ProPetro Holding Corp.(Æ) 59,363 1,017
Seadrill, Ltd.(Æ) 28,146 1,399
Select Water Solutions, Inc. Class A 335,978 5,621
SM Energy Co. 15,506 481
Solaris Energy Infrastructure, Inc. Class A 55,034 4,064
TechnipFMC PLC 13,379 1,011
Transocean, Ltd.(Æ) 868,370 5,922
Valaris , Ltd.(Æ) 18,800 1,917
Viper Energy, Inc. Class A 101,996 5,037
Weatherford International PLC 70,496 7,779
85,683
Financial Services - 18.8%
Affiliated Managers Group, Inc. 11,012 3,245
Agree Realty Corp.(ö) 6,921 534
Alpine Income Property Trust, Inc.(ö) 34,296 645
Ameris Bancorp 36,938 3,149
AMERISAFE, Inc. 55,005 1,667
Apple Hospitality REIT, Inc.(ö) 129,783 1,748
Associated Banc-Corp. 20,340 573
Assurant, Inc. 5,539 1,309
Assured Guaranty, Ltd. 81,432 6,669
Atlanticus Holdings Corp.(Æ) 5,249 417
Axis Capital Holdings, Ltd. 30,294 3,042
Axos Financial, Inc.(Æ) 11,131 1,073
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 13,527 307

See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Banc of California, Inc. 130,316 2,441
Bancorp, Inc. (The)(Æ) 29,842 1,785
Bank of NT Butterfield & Son, Ltd. (The) 795 44
Bank OZK 51,941 2,502
BankUnited, Inc. 65,135 3,028
Banner Corp. 16,392 1,097
BGC Group, Inc. Class A 296,615 3,331
Braemar Hotels & Resorts, Inc.(ö) 20,133 49
Bridgewater Bancshares, Inc.(Æ) 171,412 3,108
Brighthouse Financial, Inc.(Æ) 37,206 2,316
Burke & Herbert Financial Services Corp. 26,049 1,675
Cannae Holdings, Inc. 2,908 39
Carter Bankshares , Inc. 102,318 2,619
CBL & Associates Properties, Inc.(ö) 29,725 1,338
Circle Internet Group, Inc.(Æ) 5,643 513
CNO Financial Group, Inc. 65,539 2,913
Cohen & Steers, Inc. 13,642 959
Columbia Banking System, Inc. 30,339 898
Community Financial System, Inc. 28,319 1,794
Compass, Inc. Class A(Æ) 79,747 604
Consumer Portfolio Services, Inc.(Æ) 3,021 27
CoStar Group, Inc.(Æ) 22,772 788
CTO Realty Growth, Inc.(ö) 38,171 773
Cushman & Wakefield, Ltd.(Æ) 222,544 3,125
Customers Bancorp, Inc.(Æ) 76,169 5,809
Dave, Inc.(Æ) 1,654 450
DiamondRock Hospitality Co.(ö) 313,948 3,202
Dime Community Bancshares, Inc. 56,911 2,043
Distribution Solutions Group, Inc.(Æ) 14,392 389
Diversified Healthcare Trust(ö) 787,184 5,935
Encore Capital Group, Inc.(Æ) 16,613 1,375
Enova International, Inc.(Æ) 30,176 5,112
EPR Properties(ö) 21,427 1,196
Equity Bancshares, Inc. Class A 49,936 2,264
Equity LifeStyle Properties, Inc. Class A(ö) 16,843 1,066
Esquire Financial Holdings, Inc. 693 73
Essential Properties Realty Trust, Inc.(ö) 21,221 667
Everest Group, Ltd. 2,566 915
EZCORP, Inc. Class A(Æ) 64,535 2,115
F&G Annuities & Life, Inc. 58,831 1,685
FB Financial Corp. 37,841 2,046
Federal Agricultural Mortgage Corp. Class
C 14,346 2,493
Fidelis Insurance Holdings, Ltd. 138,933 2,936
First BanCorp 106,817 2,594
First Bank 93,879 1,393
First Commonwealth Financial Corp. 59,331 1,092
First Financial Bankshares , Inc. 11,559 373
First Horizon Corp. 98,309 2,454
First Industrial Realty Trust, Inc.(ö) 54,380 3,372
First Internet Bancorp 8,925 205
FirstService Corp. 9,543 1,277
FNB Corp. 90,478 1,615
Gaming and Leisure Properties, Inc.(ö) 47,461 2,300
GCM Grosvenor, Inc. Class A 87,725 958
Genworth Financial, Inc. Class A(Æ) 133,983 1,178
German American Bancorp, Inc. 70,607 3,041
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Glacier Bancorp, Inc. 137,949 6,766
Globe Life, Inc. 7,789 1,202
Goosehead Insurance, Inc. Class A(Æ) 10,049 450
Grid Dynamics Holdings, Inc.(Æ) 282,348 1,607
HA Sustainable Infrastructure Capital, Inc. 17,278 725
Hamilton Insurance Group, Ltd. Class B 33,254 1,090
Hamilton Lane, Inc. Class A 26,009 2,393
Hanover Insurance Group, Inc. (The) 23,918 4,489
HBT Financial, Inc. 13,312 370
Heritage Insurance Holdings, Inc.(Æ) 14,855 436
Hingham Institution for Savings (The) 9,968 2,833
Home BancShares , Inc. 204,411 5,493
Horace Mann Educators Corp. 60,714 2,759
Host Hotels & Resorts, Inc.(ö) 21,421 453
Houlihan Lokey, Inc. Class A 46,738 7,233
Howard Hughes Holdings, Inc.(Æ) 40,210 2,504
Huntington Bancshares, Inc. 141,329 2,369
Independence Realty Trust, Inc.(ö) 61,288 1,000
Independent Bank Corp. 56,790 4,429
Industrial Logistics Properties Trust(ö) 300,450 2,232
International General Insurance Holdings,
Ltd. 301,956 7,612
InvenTrust Properties Corp.(ö) 50,472 1,621
Jackson Financial, Inc. Class A 62,653 7,253
John Wiley & Sons, Inc. Class A 44,483 1,821
Jones Lang LaSalle, Inc.(Æ) 14,647 4,660
Kimco Realty Corp.(ö) 83,091 1,964
Kinsale Capital Group, Inc. 872 282
Lamar Advertising Co. Class A(ö) 5,068 699
Lazard, Inc. 16,933 821
LendingClub Corp.(Æ) 121,664 2,077
Live Oak Bancshares, Inc. 24,107 906
Macerich Co. (The)(ö) 20,510 446
Marex Group PLC 102,519 5,469
Merchants Bancorp 54,751 2,548
Metropolitan Bank Holding Corp. 45,485 4,019
MGIC Investment Corp. 87,321 2,312
Mid-America Apartment Communities, Inc.
(ö) 2,685 347
Millrose Properties, Inc. Class A(ö) 56,907 1,745
National Bank Holdings Corp. Class A 72,233 3,084
NETSTREIT Corp.(ö) 24,195 498
Newmark Group, Inc. Class A 311,588 5,023
NMI Holdings, Inc. Class A(Æ) 57,349 2,220
NNN REIT, Inc.(ö) 40,945 1,793
Northrim BanCorp , Inc. 60,716 1,489
OceanFirst Financial Corp. 38,060 726
OFG Bancorp 134,940 6,202
Old Second Bancorp, Inc. 106,577 2,197
OneMain Holdings, Inc. 5,743 338
Onity Group, Inc.(Æ) 4,551 209
Oportun Financial Corp.(Æ) 30,767 187
Origin Bancorp, Inc. 80,621 3,775
Pathward Financial, Inc. 24,076 2,091
Patriot National Bancorp, Inc.(Æ) 347,148 425
Peapack-Gladstone Financial Corp. 18,179 759
Pebblebrook Hotel Trust(ö) 51,415 722

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 201
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perella Weinberg Partners 95,814 2,179
Phillips Edison & Co., Inc.(ö) 14,682 590
Pinnacle Financial Partners, Inc. 17,668 1,748
Popular, Inc. 38,925 5,852
Postal Realty Trust, Inc. Class A(ö) 29,957 655
PRA Group, Inc.(Æ) 45,129 983
Primerica, Inc. 8,016 2,255
Prosperity Bancshares, Inc. 35,667 2,484
Radian Group, Inc. 51,019 1,828
Raymond James Financial, Inc. 29,861 4,728
Rayonier, Inc.(ö) 753,531 15,982
RE/MAX Holdings, Inc. Class A(Æ) 507,444 5,430
Real Brokerage, Inc. (The)(Æ) 211,056 443
Reinsurance Group of America, Inc. Class A 9,671 2,045
Remitly Global, Inc.(Æ) 91,071 1,994
RenaissanceRe Holdings, Ltd. 7,843 2,408
Renasant Corp. 24,218 966
Resolute Holdings Management, Inc.(Æ) 9,280 1,263
Rocket Cos., Inc. Class A(Æ) 34,423 503
Ryman Hospitality Properties, Inc.(ö) 31,325 3,292
Safehold, Inc.(ö) 136,534 2,187
Seacoast Banking Corp. of Florida 180,281 5,673
Selective Insurance Group, Inc. 41,173 3,456
Simmons First National Corp. Class A 39,362 837
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,103
Slide Insurance Holdings, Inc.(Æ) 19,962 372
SLM Corp. 90,806 2,096
SoFi Technologies, Inc.(Æ) 114,283 1,840
Southern First Bancshares, Inc.(Æ) 52,615 2,962
Southern Missouri Bancorp, Inc. 31,039 2,118
SouthState Bank Corp. 42,421 4,143
St. Joe Co. (The) 28,774 1,858
Starwood Property Trust, Inc.(ö) 66,209 1,216
Stewart Information Services Corp. 26,394 1,847
Stock Yards Bancorp, Inc. 29,505 2,134
Sun Communities, Inc.(ö) 3,203 409
Tel Aviv Stock Exchange, Ltd. 173,483 8,751
TeraWulf , Inc.(Æ) 60,186 1,308
Terreno Realty Corp.(ö) 2,016 131
Texas Capital Bancshares, Inc. 28,980 2,918
TIC Solutions, Inc.(Æ) 25,311 231
Towne Bank 109,873 3,907
Tradeweb Markets, Inc. Class A 18,095 2,049
Transcontinental Realty Investors, Inc.(Æ) 5,110 181
Triumph Financial, Inc.(Æ) 6,648 450
UMB Financial Corp. 9,870 1,245
United Community Banks, Inc. 20,570 686
Unum Group 45,634 3,668
Virtus Investment Partners, Inc. 1,898 276
Vornado Realty Trust(ö) 45,471 1,359
Voya Financial, Inc. 66,637 5,462
Walker & Dunlop, Inc. 64,664 3,256
Webster Financial Corp. 50,085 3,624
Western Alliance Bancorp 15,686 1,279
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
White Mountains Insurance Group, Ltd. 565 1,261
389,861
Health Care - 12.1%
Abivax SA - ADR(Æ) 22,964 2,695
Acadia Healthcare Co., Inc.(Æ) 37,620 974
AdaptHealth Corp.(Æ) 157,253 2,062
Addus HomeCare Corp.(Æ) 34,795 3,371
Align Technology, Inc.(Æ) 11,931 2,100
Alphatec Holdings, Inc.(Æ) 141,835 1,384
Alumis , Inc.(Æ) 42,362 1,046
Amneal Pharmaceuticals, Inc.(Æ) 161,781 2,082
Annexon , Inc.(Æ) 202,222 1,187
Apogee Therapeutics, Inc.(Æ) 16,461 1,364
Arcus Biosciences, Inc.(Æ) 5,248 134
Arcutis Biotherapeutics, Inc.(Æ) 13,686 318
Arrowhead Pharmaceuticals, Inc.(Æ) 39,068 2,871
Artivion , Inc.(Æ) 29,351 1,052
Ascendis Pharma A/S(Æ) 18,611 4,269
Avantor, Inc.(Æ) 249,475 2,021
Axsome Therapeutics, Inc.(Æ) 2,975 618
Beam Therapeutics, Inc.(Æ) 38,831 1,178
Billiontoone , Inc. Class A(Æ) 7,721 579
Biohaven , Ltd.(Æ) 7,390 71
BioLife Solutions, Inc.(Æ) 31,290 660
Bio-Techne Corp. 73,832 4,084
BridgeBio Pharma, Inc.(Æ) 97,397 6,926
Brookdale Senior Living, Inc. Class A(Æ) 27,681 397
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,862
Celcuity , Inc.(Æ) 33,884 4,112
Centessa Pharmaceuticals PLC - ADR(Æ) 38,812 1,530
CG Oncology, Inc.(Æ) 56,927 3,799
Charles River Laboratories International,
Inc.(Æ) 7,982 1,333
Chemed Corp. 4,610 1,959
Cogent Biosciences, Inc.(Æ) 104,940 3,756
Concentra Group Holdings Parent, Inc. 127,930 2,875
Cooper Cos, Inc. (The)(Æ) 8,232 518
CorVel Corp.(Æ) 35,961 2,066
Crinetics Pharmaceuticals, Inc.(Æ) 31,731 1,231
CRISPR Therapeutics AG(Æ) 5,637 295
Cytokinetics, Inc.(Æ) 37,581 2,404
DaVita, Inc.(Æ) 10,612 1,646
DBV Technologies SA - ADR(Æ) 45,089 947
Definium Therapeutics, Inc.(Æ) 39,441 863
Dexcom, Inc.(Æ) 5,433 324
Dianthus Therapeutics, Inc.(Æ) 40,792 3,582
Doximity, Inc. Class A(Æ) 16,601 406
Elanco Animal Health, Inc.(Æ) 183,258 4,099
Emergent BioSolutions, Inc.(Æ) 98,263 809
Encompass Health Corp. 51,986 5,199
Enovis Corp.(Æ) 128,637 3,015
Ensign Group, Inc. (The) 29,828 5,569
Envista Holdings Corp.(Æ) 83,210 2,158
Evolus , Inc.(Æ) 60,884 328
Forte Biosciences, Inc.(Æ) 29,137 777
Greenwich LifeSciences , Inc.(Æ) 17,833 421

See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guardant Health, Inc.(Æ) 21,591 1,880
Haemonetics Corp.(Æ) 20,950 1,259
Halozyme Therapeutics, Inc.(Æ) 30,665 1,952
Harrow, Inc.(Æ) 24,947 1,011
HealthEquity, Inc.(Æ) 26,986 2,214
Henry Schein, Inc.(Æ) 17,100 1,275
Icon PLC(Æ) 18,707 2,214
IDEAYA Biosciences, Inc.(Æ) 28,614 833
Inhibrx Biosciences, Inc.(Æ) 15,439 1,995
Insmed , Inc.(Æ) 45,822 6,247
Inventiva SACA - ADR(Æ) 67,802 348
Jade Biosciences, Inc.(Æ) 37,540 916
Jazz Pharmaceuticals PLC(Æ) 551 112
KalVista Pharmaceuticals, Inc.(Æ) 52,939 1,411
Krystal Biotech, Inc.(Æ) 2,452 643
Kymera Therapeutics, Inc.(Æ) 13,023 1,056
LeMaitre Vascular, Inc. 52,245 5,734
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 1,907
Liquidia Corp.(Æ) 67,960 2,665
Madrigal Pharmaceuticals, Inc.(Æ) 15,446 7,992
Maze Therapeutics, Inc.(Æ) 5,748 153
Medpace Holdings, Inc.(Æ) 9,373 3,924
MeiraGTx Holdings PLC(Æ) 79,392 732
Mineralys Therapeutics, Inc.(Æ) 54,612 1,455
Mirum Pharmaceuticals, Inc.(Æ) 72,269 7,032
Natera , Inc.(Æ) 6,330 1,305
Nektar Therapeutics(Æ) 34,239 2,912
Neurocrine Biosciences, Inc.(Æ) 9,627 1,268
NeuroPace , Inc.(Æ) 37,056 625
Newamsterdam Pharma Co. NV(Æ) 23,575 673
Nuvalent , Inc. Class A(Æ) 26,657 2,673
Omnicell, Inc.(Æ) 8,346 346
Option Care Health, Inc.(Æ) 49,063 997
ORIC Pharmaceuticals, Inc.(Æ) 71,032 702
Oruka Therapeutics, Inc.(Æ) 17,743 1,214
Pacira BioSciences , Inc.(Æ) 57,348 1,462
PACS Group, Inc.(Æ) 131,487 4,411
Pediatrix Medical Group, Inc.(Æ) 72,527 1,633
Pennant Group, Inc. (The)(Æ) 88,711 2,778
Praxis Precision Medicines, Inc.(Æ) 8,123 2,590
Prestige Consumer Healthcare, Inc.(Æ) 14,535 819
PTC Therapeutics, Inc.(Æ) 43,915 2,857
Puma Biotechnology, Inc.(Æ) 248,058 1,863
Pursuit Attractions and Hospitality, Inc.(Æ) 62,518 2,631
Quest Diagnostics, Inc. 7,338 1,425
RadNet , Inc.(Æ) 27,023 1,528
Repligen Corp.(Æ) 12,123 1,434
Revolution Medicines, Inc.(Æ) 27,226 3,924
Rhythm Pharmaceuticals, Inc.(Æ) 35,474 2,886
Rigel Pharmaceuticals, Inc.(Æ) 29,934 865
Roivant Sciences, Ltd.(Æ) 11,823 337
Scholar Rock Holding Corp.(Æ) 5,539 258
Sionna Therapeutics, Inc.(Æ) 14,503 561
Smith & Nephew PLC - ADR 89,775 2,777
Soleno Therapeutics, Inc.(Æ) 11,240 594
STERIS PLC 18,634 4,041
Supernus Pharmaceuticals, Inc.(Æ) 14,740 707
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Talkspace , Inc.(Æ) 197,778 1,026
Tarsus Pharmaceuticals, Inc.(Æ) 35,276 2,244
Tenet Healthcare Corp.(Æ) 21,704 3,844
Terns Pharmaceuticals, Inc.(Æ) 79,729 4,220
TG Therapeutics, Inc.(Æ) 53,328 1,801
TransMedics Group, Inc.(Æ) 4,071 410
Travere Therapeutics, Inc.(Æ) 36,595 1,541
Twist Bioscience Corp.(Æ) 24,065 1,407
Tyra Biosciences, Inc.(Æ) 15,376 534
uniQure NV(Æ) 10,656 213
United Therapeutics Corp.(Æ) 6,528 3,730
Universal Health Services, Inc. Class B 12,406 2,088
UroGen Pharma, Ltd.(Æ) 9,452 225
US Physical Therapy, Inc. 23,784 1,694
Varex Imaging Corp.(Æ) 22,097 257
Vaxcyte , Inc.(Æ) 3,885 222
Veeva Systems, Inc. Class A(Æ) 89 14
Vera Therapeutics, Inc.(Æ) 29,535 1,052
Veracyte , Inc.(Æ) 38,560 1,269
Vericel Corp.(Æ) 79,266 2,753
Viking Therapeutics, Inc.(Æ) 21,452 669
Viridian Therapeutics, Inc.(Æ) 41,827 564
Waystar Holding Corp.(Æ) 15,492 331
West Pharmaceutical Services, Inc. 9,822 2,923
Xenon Pharmaceuticals, Inc.(Æ) 30,848 1,729
250,142
Materials and Processing - 10.6%
AAON, Inc. 16,344 1,525
Acuity, Inc. 2,856 828
Advanced Drainage Systems, Inc. 15,000 2,239
AdvanSix , Inc. 25,838 637
Alcoa Corp. 33,253 2,121
Amrize , Ltd. 59,190 3,183
Apogee Enterprises, Inc. 49,533 1,803
AptarGroup, Inc. 5,929 733
Ashland, Inc. 4,413 235
Avient Corp. 93,345 3,461
Axalta Coating Systems, Ltd.(Æ) 50,647 1,440
Balchem Corp. 20,807 3,363
Ball Corp. 115,441 7,051
Belden, Inc. 5,651 636
Builders FirstSource , Inc.(Æ) 11,474 907
Cameco Corp. Class A 21,570 2,654
Carpenter Technology Corp. 6,401 2,741
Celanese Corp. Class A 57,356 3,886
Chemours Co. (The) 107,345 2,893
Cleveland-Cliffs, Inc.(Æ) 123,931 1,264
Commercial Metals Co. 77,975 5,377
Constellium SE(Æ) 107,161 3,352
Core & Main, Inc. Class A(Æ) 3,764 190
Crown Holdings, Inc. 5,723 563
Darling Ingredients, Inc.(Æ) 12,608 810
DuPont de Nemours, Inc. 24,250 1,107
Eagle Materials, Inc. 17,343 3,644
Element Solutions, Inc. 210,929 8,983
Fabrinet(Æ) 5,341 3,650

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 203
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortune Brands Innovations, Inc. 21,417 868
Greif, Inc. Class A 61,183 3,992
H.B. Fuller Co. 42,923 2,598
Healthcare Services Group, Inc.(Æ) 376,718 8,066
Ingevity Corp.(Æ) 105,085 8,006
Innospec, Inc. 4,161 317
Installed Building Products, Inc. 6,798 1,962
Insteel Industries, Inc. 33,466 876
Intrepid Potash, Inc.(Æ) 21,124 836
ITT, Inc. 39,309 8,425
Knife River Corp.(Æ) 25,914 2,398
Koppers Holdings, Inc. 14,523 593
Legence Corp. Class A(Æ) 46,287 4,025
Lennox International, Inc. 3,222 1,723
LKQ Corp. 122,198 3,859
Magnera Corp.(Æ) 204,084 2,037
Masterbrand, Inc.(Æ) 124,144 1,115
MDU Resources Group, Inc. 206,611 4,655
Metallus , Inc.(Æ) 22,790 438
Minerals Technologies, Inc. 16,922 1,217
Modine Manufacturing Co.(Æ) 50,425 12,840
Mohawk Industries, Inc.(Æ) 12,972 1,369
Olin Corp. 39,740 1,132
OPENLANE, Inc.(Æ) 46,088 1,449
Owens Corning 10,132 1,250
Packaging Corp. of America 4,726 1,009
Pool Corp. 24,336 5,191
Qnity Electronics, Inc. 16,774 2,359
Quaker Chemical Corp. 32,841 4,463
Reliance, Inc. 4,978 1,805
Resideo Technologies, Inc.(Æ) 54,070 2,237
Rogers Corp.(Æ) 3,305 449
Royal Gold, Inc. 8,784 2,050
RPM International, Inc. 6,601 673
Rush Enterprises, Inc. Class A 70,983 5,255
ScanSource, Inc.(Æ) 13,149 541
Silgan Holdings, Inc. 130,449 5,290
SiteOne Landscape Supply, Inc.(Æ) 3,598 454
SmartRent , Inc.(Æ) 426,714 580
Solstice Advanced Materials Inc. 69,475 5,693
SPX Technologies, Inc.(Æ) 34,868 7,633
SSR Mining, Inc.(Æ) 59,008 1,700
Steel Dynamics, Inc. 7,194 1,645
Stepan Co. 48,112 2,407
Timken Co. (The) 69,399 7,696
Titan America SA 45,776 755
Trex Co., Inc.(Æ) 8,408 330
UFP Industries, Inc. 88,789 7,946
Valmont Industries, Inc. 2,427 1,233
Vox Royalty Corp. 122,252 628
Watsco , Inc. 4,901 2,146
Worthington Enterprises, Inc. 9,630 523
Worthington Steel, Inc. 9,630 370
220,383
Producer Durables - 18.8%
ABM Industries, Inc. 4,061 166
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aebi Schmidt Holding AG 201,822 2,345
AECOM 25,754 2,166
Alamo Group, Inc. 5,697 988
Alarm.com Holdings, Inc.(Æ) 26,493 1,177
Allison Transmission Holdings, Inc. Class A 13,732 1,845
Alta Equipment Group, Inc. 49,965 387
Andersen Group, Inc. Class A(Æ) 163,998 5,802
Applied Industrial Technologies, Inc. 4,001 1,223
Aptiv PLC(Æ) 16,490 994
ArcBest Corp. 31,963 4,078
Arcosa , Inc. 35,026 4,430
Aurora Innovation, Inc.(Æ) 201,816 1,187
Avery Dennison Corp. 4,784 784
Badger Meter, Inc. 12,047 1,457
Barrett Business Services, Inc. 168,058 5,299
Bloom Energy Corp. Class A(Æ) 38,680 10,960
Boeing Co. (The)(Æ) 345 79
Booz Allen Hamilton Holding Corp. Class A 12,500 972
BWX Technologies, Inc. 33,050 7,152
Cactus, Inc. Class A 65,225 3,634
Carlisle Cos., Inc. 4,205 1,494
Casella Waste Systems, Inc. Class A(Æ) 11,783 934
Chart Industries, Inc.(Æ) 9,336 1,941
Comfort Systems USA, Inc. 7,277 13,392
Construction Partners, Inc. Class A(Æ) 58,193 7,196
Costamare Bulkers Holdings, Ltd.(Æ) 79,001 1,365
Crane Co. 15,572 2,768
Deluxe Corp. 116,748 3,637
Dorian LPG, Ltd. 21,165 816
Dorman Products, Inc.(Æ) 17,788 2,001
Dycom Industries, Inc.(Æ) 11,879 4,919
Eastman Kodak Co.(Æ) 51,944 692
Embraer SA - ADR 36,940 2,316
EnerSys 44,604 9,512
Enpro , Inc. 10,599 3,090
Esab Corp. 43,467 4,272
ESCO Technologies, Inc. 24,586 7,965
Euronet Worldwide, Inc.(Æ) 10,811 783
Everforth , Inc.(Æ) 38,448 811
Everus Construction Group, Inc.(Æ) 34,140 5,033
ExlService Holdings, Inc.(Æ) 47,475 1,514
Flowserve Corp. 81,016 5,966
Fluor Corp.(Æ) 37,800 2,017
Fortive Corp. 27,832 1,664
Forward Air Corp.(Æ) 18,160 383
Franklin Electric Co., Inc. 24,410 2,446
FreightCar America, Inc.(Æ) 36,480 301
Frontdoor , Inc.(Æ) 33,734 2,315
FTAI Aviation, Ltd. 37,719 9,417
FTI Consulting, Inc.(Æ) 2,997 537
Gates Industrial Corp. PLC(Æ) 47,161 1,208
Generac Holdings, Inc.(Æ) 374 97
GFL Environmental, Inc. 23,751 953
Gorman-Rupp Co. (The) 19,777 1,498
GPGI, Inc. Class A 162,229 2,503
Granite Construction, Inc. 19,905 2,728
GXO Logistics, Inc.(Æ) 14,529 830

See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hackett Group, Inc. (The) 130,307 1,682
HEICO Corp. 9,173 2,476
Helios Technologies, Inc. 56,567 3,869
Herc Holdings, Inc. 7,336 931
Hexcel Corp. 8,499 798
Howmet Aerospace, Inc. 11,122 2,703
Hub Group, Inc. Class A 50,580 2,217
Hyster-Yale, Inc. 44,296 1,748
IDEX Corp. 20,333 4,430
Innovative Solutions and Support, Inc.(Æ) 49,426 1,087
Itron , Inc.(Æ) 16,967 1,422
Kennametal, Inc. 32,031 1,240
Kforce , Inc. 74,594 3,372
Kirby Corp.(Æ) 783 118
Knight-Swift Transportation Holdings, Inc. 9,433 612
Kratos Defense & Security Solutions, Inc.
(Æ) 20,542 1,295
Lamb Weston Holdings, Inc. 95,110 4,142
Landstar System, Inc. 6,047 1,113
Limbach Holdings, Inc.(Æ) 10,226 1,020
Lincoln Electric Holdings, Inc. 3,729 988
Littelfuse , Inc. 16,595 6,707
MarketAxess Holdings, Inc. 378 59
MasTec , Inc.(Æ) 17,488 6,891
Matson, Inc. 26,716 4,660
Maximus, Inc. 14,490 951
Mayville Engineering Co., Inc.(Æ) 94,311 2,151
Mercury Systems, Inc.(Æ) 16,068 1,268
Middleby Corp. (The)(Æ) 31,290 4,392
MillerKnoll , Inc. 53,331 858
Mirion Technologies, Inc.(Æ) 48,937 967
MSC Industrial Direct Co., Inc. Class A 94,798 9,695
Murphy USA, Inc. 1,877 1,104
MYR Group, Inc.(Æ) 11,935 4,831
Nexxen International, Ltd.(Æ) 196,067 1,439
Nordson Corp. 6,859 1,979
Onterris , Inc.(Æ) 105,362 2,218
Orion Group Holdings, Inc.(Æ) 54,383 741
Paylocity Holding Corp.(Æ) 19,836 2,093
Pentair PLC 13,065 1,055
Phinia , Inc. 67,697 4,884
PROG Holdings, Inc. 67,376 2,414
Public Policy Holding Co, Inc. 179,618 2,518
Quanta Services, Inc. 1,328 967
Ralliant Corp. 42,753 1,943
RBC Bearings, Inc.(Æ) 1,938 1,161
RCM Technologies, Inc.(Æ) 29,379 919
Regal Rexnord Corp. 7,842 1,686
Robert Half, Inc. 159,031 4,232
RXO, Inc.(Æ) 117,533 2,347
Ryder System, Inc. 13,972 3,546
Ryerson Holding Corp. 72,974 2,022
Saia, Inc.(Æ) 14,253 6,397
Schneider National, Inc. Class B 134,903 4,194
Scotts Miracle-Gro Co. (The) Class A 79,119 4,961
Snap-on, Inc. 3,029 1,161
Stagwell , Inc.(Æ) 317,679 1,992
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Standex International Corp. 16,214 4,426
Sterling Infrastructure, Inc.(Æ) 14,079 7,259
Sun Country Airlines Holdings, Inc.(Æ) 5,779 91
Sunbelt Rentals Holdings, Inc. 2,492 191
Teekay Tankers, Ltd. Class A 6,916 543
Terex Corp. 16,159 1,005
Tetra Tech, Inc. 72,170 2,333
Textron, Inc. 36,884 3,539
Thermon Group Holdings, Inc.(Æ) 79,805 4,827
Tidewater, Inc.(Æ) 10,522 940
TopBuild Corp.(Æ) 6,629 2,935
Toro Co. (The) 22,153 2,108
TransUnion 7,119 505
Trimble, Inc.(Æ) 49,203 3,312
UniFirst Corp. 1,948 498
United Rentals, Inc. 2,386 2,290
V2X, Inc.(Æ) 37,580 2,548
Versigent PLC(Æ) 5,496 192
Vontier Corp. 215,131 7,719
Watts Water Technologies, Inc. Class A 4,528 1,359
Werner Enterprises, Inc. 138,823 5,118
WESCO International, Inc. 30,963 10,810
Westinghouse Air Brake Technologies Corp. 15,241 4,113
Willdan Group, Inc.(Æ) 36,277 2,757
XPO, Inc.(Æ) 43,756 9,632
388,155
Technology - 13.2%
A10 Networks, Inc. 74,004 1,974
ACI Worldwide, Inc.(Æ) 19,516 843
ACM Research, Inc. Class A(Æ) 70,769 3,658
Advanced Micro Devices, Inc.(Æ) 2,397 850
Agilysys, Inc.(Æ) 32,102 2,056
Amentum Holdings, Inc.(Æ) 270,547 7,096
Appfolio , Inc. Class A(Æ) 15,654 2,616
Arista Networks, Inc.(Æ) 3,319 573
Arrow Electronics, Inc.(Æ) 3,215 604
Aviat Networks, Inc.(Æ) 26,238 602
Avnet, Inc. 13,838 1,142
Axcelis Technologies, Inc.(Æ) 4,493 625
Bandwidth, Inc. Class A(Æ) 36,653 1,349
Bentley Systems, Inc. Class B 13,315 434
Box, Inc. Class A(Æ) 16,682 404
CACI International, Inc. Class A(Æ) 11,126 5,780
Calix, Inc.(Æ) 41,181 1,794
Camtek , Ltd.(Æ) 26,051 5,000
CCC Intelligent Solutions Holdings, Inc.(Æ) 242,565 1,271
Ciena Corp.(Æ) 6,975 3,680
Cirrus Logic, Inc.(Æ) 2,705 441
Clear Secure, Inc. Class A 64,157 3,425
Clearfield, Inc.(Æ) 6,112 177
Clearwater Analytics Holdings, Inc. Class
A(Æ) 52,734 1,276
Coherent Corp.(Æ) 37,904 12,118
Concentrix Corp. 27,492 655
Consensus Cloud Solutions, Inc.(Æ) 53,378 1,381
Crane NXT Co. 55,546 2,482

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 205
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Credo Technology Group Holding, Ltd.(Æ) 3,867 673
Daily Journal Corp.(Æ) 2,897 1,532
Descartes Systems Group, Inc. (The)(Æ) 42,401 3,058
Diebold Nixdorf, Inc.(Æ) 27,224 2,091
DigitalOcean Holdings, Inc.(Æ) 60,046 5,790
Diodes, Inc.(Æ) 22,989 2,463
Dolby Laboratories, Inc. Class A 36,010 2,310
Donnelley Financial Solutions, Inc.(Æ) 51,590 2,595
DXC Technology Co.(Æ) 216,321 2,449
Dynatrace, Inc.(Æ) 42,326 1,533
EchoStar Corp. Class A(Æ) 1,712 211
EPAM Systems, Inc.(Æ) 16,018 1,822
Everpure , Inc. Class A(Æ) 49,016 3,502
F5, Inc.(Æ) 2,329 754
Fair Isaac Corp.(Æ) 4,834 4,955
Fastly, Inc. Class A(Æ) 66,730 1,685
Figure Technology Solutions, Inc. Class
A(Æ) 14,173 497
Five9, Inc.(Æ) 19,496 335
Flex, Ltd.(Æ) 7,151 655
Fortinet, Inc.(Æ) 23,909 2,016
GCI Liberty, Inc. Class C(Æ) 105,953 3,629
Genpact, Ltd. 46,885 1,629
Global-e Online, Ltd.(Æ) 37,371 1,172
Globant SA(Æ) 34,145 1,408
GoDaddy, Inc. Class A(Æ) 24,884 2,160
Guidewire Software, Inc.(Æ) 16,199 2,242
Ichor Holdings, Ltd.(Æ) 16,669 1,100
IDT Corp. Class B 59,377 2,978
Insight Enterprises, Inc.(Æ) 12,643 922
IonQ , Inc.(Æ) 23,137 1,044
Jabil, Inc. 8,864 2,991
Jack Henry & Associates, Inc. 10,910 1,677
KBR, Inc. 119,131 4,466
Kimball Electronics, Inc.(Æ) 20,531 555
Kulicke & Soffa Industries, Inc. 114,826 9,818
Kyndryl Holdings, Inc.(Æ) 49,752 688
Lumentum Holdings, Inc.(Æ) 18,957 17,105
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 1,597
Match Group, Inc. 102,049 3,819
MKS, Inc. 13,737 3,898
Monolithic Power Systems, Inc. 7,910 12,770
Napco Security Technologies, Inc. 4,371 204
NCR Atleos Corp.(Æ) 52,621 2,335
NetApp, Inc. 28,337 3,139
NetScout Systems, Inc.(Æ) 52,249 1,761
Nice, Ltd. - ADR(Æ) 9,009 919
Novanta, Inc.(Æ) 5,524 715
ON Semiconductor Corp.(Æ) 9,018 909
Ouster, Inc.(Æ) 54,945 1,481
Pegasystems, Inc. 95,391 3,487
Photronics , Inc.(Æ) 34,924 1,728
Planet Labs PBC(Æ) 49,532 1,831
Plexus Corp.(Æ) 29,571 7,410
Power Integrations, Inc. 22,386 1,628
Powerfleet , Inc.(Æ) 217,104 699
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progress Software Corp.(Æ) 36,263 1,010
PTC, Inc.(Æ) 1,951 266
Q2 Holdings, Inc.(Æ) 24,535 1,245
Qorvo, Inc.(Æ) 8,681 818
Qualys, Inc.(Æ) 11,943 1,038
Rambus, Inc.(Æ) 32,101 3,695
Red Violet, Inc.(Æ) 47,815 1,790
Ribbon Communications, Inc.(Æ) 304,035 803
Sandisk Corp.(Æ) 19,009 20,844
Sapiens International Corp. NV(Æ)(Š) 23,622 1,028
Semtech Corp.(Æ) 28,165 2,959
Shutterstock, Inc. 17,457 282
SiTime Corp.(Æ) 4,346 2,443
SPS Commerce, Inc.(Æ) 22,628 1,270
Super Micro Computer, Inc.(Æ) 7,627 209
Synaptics , Inc.(Æ) 20,011 1,873
TD SYNNEX Corp. 7,146 1,631
Teradata Corp.(Æ) 58,555 1,543
Twilio, Inc. Class A(Æ) 12,531 1,855
Tyler Technologies, Inc.(Æ) 7,467 2,547
Ultra Clean Holdings, Inc.(Æ) 24,816 1,939
Vishay Intertechnology , Inc. 144,831 4,196
Vistance Networks, Inc. 121,807 1,558
Workiva, Inc.(Æ) 1,746 93
Zeta Global Holdings Corp. Class A(Æ) 254,547 4,689
272,770
Utilities - 2.6%
American States Water Co. 13,375 1,007
APA Corp. 33,816 1,377
Brookfield Infrastructure Corp. Class A 9,257 342
Chesapeake Utilities Corp. 9,745 1,229
ConocoPhillips 9,541 1,200
Crescent Energy Co. Class A 105,347 1,417
DT Midstream, Inc. 61,692 9,130
Expand Energy Corp. 22,768 2,326
Gulfport Energy Corp.(Æ) 15,470 2,979
IDACORP, Inc. 18,388 2,717
Lumen Technologies, Inc.(Æ) 418,068 3,696
Magnolia Oil & Gas Corp. Class A 5,997 181
Northern Oil & Gas, Inc. 77,921 2,116
Northwestern Energy Group, Inc. 56,300 4,073
NRG Energy, Inc. 9,346 1,454
Ovintiv , Inc. 26,435 1,627
Permian Resources Corp. Class A 76,169 1,647
RGC Resources, Inc. 47,133 1,071
Talen Energy Corp.(Æ) 8,065 3,004
Talos Energy, Inc.(Æ) 64,632 1,029
Telephone and Data Systems, Inc. 51,570 2,324
UGI Corp. 64,234 2,318
Vista Energy SAB de CV - ADR(Æ) 10,067 748
Vistra Corp. 27,277 4,305
53,317
Total Common Stocks
(cost $1,026,281) 1,991,461

See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 5,733 4
Arcellx , Inc.(Æ)(Š)
  Rights 58,151 4
Blueprint Medicines Corp.(Æ)(Š)
  Rights 17,339 8
Chinook Therapeutics, Inc.(Æ)(Š)
  Rights 15,391 —
Inhibrx , Inc.(Æ)(Š)
  Right 95,150 62
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 2
OmniAb , Inc.(Æ)(Š)
  Rights 6,830 —
Rain Oncology, Inc.(Æ)(Š)
  Rights 23,153 1
TreeHouse Foods, Inc.(Æ)(Š)
  Rights 85,705 165
Total Warrants and Rights
(cost $244) 246
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 70,913,995
(∞)
70,900
Total Short-Term Investments
(cost $70,896) 70,900
Total Investments - 99.6%
(identified cost $1,097,421) 2,062,607
Other Assets and Liabilities,
Net - 0.4%
8,219
Net Assets - 100.0%
2,070,826

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 207
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 421 USD 59,104 06/26 5,885
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,885
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 254,858 $ — $ —
$ —
$ 254,858
Consumer Staples 76,292 — —
—
76,292
Energy 85,683 — —
—
85,683
Financial Services 389,861 — —
—
389,861
Health Care 250,142 — —
—
250,142
Materials and Processing 220,383 — —
—
220,383
Producer Durables 388,155 — —
—
388,155
Technology 271,742 — 1,028
—
272,770
Utilities 53,317 — —
—
53,317
Warrants and Rights 2 — 244 — 246
Short-Term Investments — — — 70,900 70,900
Total Investments
1,990,435 — 1,272 70,900 2,062,607
Other Financial Instruments
Assets
Futures Contracts 5,885 — — — 5,885
Total Other Financial Instruments
*
$ 5,885 $ — $ — $ — $ 5,885
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 5,885
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,879 $ —
Foreign currency exchange contracts — 12
Total $ 1,879 $ 12
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 4,718 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,097,421
Investments, at fair value(>) ........................................................................................................................................................
2,062,607
Foreign currency holdings(^) ....................................................................................................................................................... 1,850
Receivables:
Dividends and interest ...................................................................................................................................................... 380
Dividends from affiliated funds ....................................................................................................................................... 172
Fund shares sold ............................................................................................................................................................... 2,524
Variation margin on futures contracts .............................................................................................................................. 5,886
Prepaid expenses .......................................................................................................................................................................... 10
Total assets ...............................................................................................................................................................
2,073,429
Liabilities
Payables:
Due to broker(a) ............................................................................................................................................................... 145
Fund shares redeemed ...................................................................................................................................................... 410
Accrued fees to affiliates .................................................................................................................................................. 1,865
Other accrued expenses .................................................................................................................................................... 183
Total liabilities ...........................................................................................................................................................
2,603
Net Assets ...............................................................................................................................................................
$ 2,070,826
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 985,817
Shares of beneficial interest .........................................................................................................................................................
429
Additional paid-in capital ............................................................................................................................................................
1,084,580
Net Assets ...............................................................................................................................................................
$ 2,070,826
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 70,900
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,782
(a)     Due to Broker for Futures ................................................................................................................................................... $ 145
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 45.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 48.58
Class A — Net assets ........................................................................................................................................................... $ 37,987,906
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 829,701
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 37.34
Class C — Net assets ........................................................................................................................................................... $ 14,006,527
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 375,151
Net asset value per share: Class M (#) .........................................................................................................................................
$ 48.56
Class M — Net assets .......................................................................................................................................................... $ 606,942,981
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 12,498,036
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 48.39
Class S — Net assets ............................................................................................................................................................ $ 1,411,888,562
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,178,905
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 11,111
Dividend distributions from affiliated funds .................................................................................................................... 991
Interest .............................................................................................................................................................................. 66
Total investment income .............................................................................................................................................................
12,168
Expenses
Advisory fees ................................................................................................................................................................... 9,034
Administrative fees .......................................................................................................................................................... 443
Custodian fees .................................................................................................................................................................. 63
Distribution fees - Class A ............................................................................................................................................... 44
Distribution fees - Class C ............................................................................................................................................... 49
Transfer agent fees - Class A ........................................................................................................................................... 35
Transfer agent fees - Class C ........................................................................................................................................... 13
Transfer agent fees - Class M .......................................................................................................................................... 536
Transfer agent fees - Class S ............................................................................................................................................ 1,296
Professional fees .............................................................................................................................................................. 59
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ..................................................................................................................................................................... 86
Miscellaneous .................................................................................................................................................................. 110
Expenses before reductions .............................................................................................................................................. 11,884
Expense reductions .......................................................................................................................................................... (743)
Net expenses ................................................................................................................................................................................
11,141
Net investment income (loss) .......................................................................................................................................................
1,027
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 33,012
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 1,879
Foreign currency exchange contracts ............................................................................................................................... 12
Foreign currency-related transactions .............................................................................................................................. 125
Net realized gain (loss) ................................................................................................................................................................
35,026
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 206,886
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 4,718
Foreign currency-related transactions .............................................................................................................................. 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. 211,608
Net realized and unrealized gain (loss) ........................................................................................................................................ 246,634
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 247,661

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,027 $ 2,516
Net realized gain (loss) ................................................................................................................ 35,026 17,350
Net change in unrealized appreciation (depreciation) ................................................................. 211,608 37,852
Net increase (decrease) in net assets from operations ....................................................................... 247,661 57,718
Distributions
To shareholders
Class A ..................................................................................................................................... (82) (165)
Class M .................................................................................................................................... (2,948) (3,230)
Class S ...................................................................................................................................... (5,830) (8,619)
Net decrease in net assets from distributions ..................................................................................... (8,860) (12,014)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 56,793 1,436
Total Net Increase (Decrease) in Net Assets ...................................................................
295,594 47,140
Net Assets
Beginning of period ........................................................................................................................... 1,775,232 1,728,092
End of period ......................................................................................................................................
$ 2,070,826 $ 1,775,232

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 40 $ 1,711 113 $ 4,424
Proceeds from reinvestment of distributions 2 81 4 165
Payments for shares redeemed (34) (1,477) (146) (5,582)
Net increase (decrease)
8 315 (29) (993)
Class C
Proceeds from shares sold 23 793 47 1,473
Payments for shares redeemed (41) (1,390) (111) (3,467)
Net increase (decrease)
(18) (597) (64) (1,994)
Class M
Proceeds from shares sold 2,714 119,782 2,524 102,215
Proceeds from reinvestment of distributions 67 2,936 77 3,215
Payments for shares redeemed (783) (35,400) (2,726) (116,819)
Net increase (decrease)
1,998 87,318 (125) (11,389)
Class S
Proceeds from shares sold 2,106 94,591 6,522 270,307
Proceeds from reinvestment of distributions 133 5,790 206 8,554
Payments for shares redeemed (2,964) (130,624) (6,295) (263,049)
Net increase (decrease)
(725) (30,243) 433 15,812
Total increase (decrease)
1,263 $ 56,793 215 $ 1,436

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 40.41 39.59 30.44 32.28 39.31 26.66
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.04) (.05) (.05) .01 (.09) (.15)
$ Net Realized and Unrealized Gain (Loss) 5.52 1.07 9.20 (1.85) (6.90) 12.85
$ Total from Investment Operations 5.48 1.02 9.15 (1.84) (6.99) 12.70
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.10) (.20) — — — (.05)
$ Distributions from Net Realized Gain — — — — (.04) —
$ Total Distributions (.10) (.20) — — (.04) (.05)
$ Net Asset Value, End of Period 45.79 40.41 39.59 30.44 32.28 39.31
% Total Return
(±)(ǿ)
13.58 2.58 30.06 (5.70) (17.79) 47.69
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 37,988 33,226 33,681 21,180 26,204 29,140
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.50 1.51 1.51 1.51 1.52 1.52
% Expenses, Net
(Ƃ)(ɯ)
1.48 1.49 1.49 1.48 1.48 1.48
% Net Investment Income
(Ƃ)(ɯ)
(.18) (.14) (.13) .03 (.25) (.40)
% Portfolio Turnover Rate
(ǿ)
31 55 49 71 66 35
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 33.00 32.39 25.09 26.80 32.88 22.42
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
(.16) (.27) (.26) (.19) (.28) (.35)
$ Net Realized and Unrealized Gain (Loss) 4.50 .88 7.56 (1.52) (5.76) 10.81
$ Total from Investment Operations 4.34 .61 7.30 (1.71) (6.04) 10.46
Less distributions:
– – – – – –
$ Distributions from Net Realized Gain — — — — (.04) —
$ Total Distributions — — — — (.04) —
$ Net Asset Value, End of Period 37.34 33.00 32.39 25.09 26.80 32.88
% Total Return
(ǿ)
13.19 1.8 8 29.10 (6.38) (18.38) 46.65
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 14,006 12,956 14,805 11,837 13,595 16,259
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.25 2.26 2.26 2.26 2.27 2.27
% Expenses, Net
(Ƃ)(ɯ)
2.20 2.21 2.21 2.20 2.20 2.20
% Net Investment Income
(Ƃ)(ɯ)
(.90) (.86) (.84) (.69) (.97) (1.13)
% Portfolio Turnover Rate
(ǿ)
31 55 49 71 66 35

See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 42.92 42.01 32.25 34.19 41.47 28.11
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.04 .10 .10 .14 .05 (.01)
$ Net Realized and Unrealized Gain (Loss) 5.85 1.15 9.74 (1.96) (7.29) 13.52
$ Total from Investment Operations 5.89 1.25 9.84 (1.82) (7.24) 13.51
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.25) (.34) (.08) (.12) — (.15)
$ Distributions from Net Realized Gain — — — — (.04) —
$ Total Distributions (.25) (.34) (.08) (.12) (.04) (.15)
$ Net Asset Value, End of Period 48.56 42.92 42.01 32.25 34.19 41.47
% Total Return
(ǿ)
13.78 3.00 30.52 (5.34) (17.47) 48.19
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 606,943 450,701 446,411 301,992 331,061 308,276
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.25 1.26 1.26 1.26 1.27 1.27
% Expenses, Net
(Ƃ)(ɯ)
1.10 1.11 1.11 1.10 1.10 1.10
% Net Investment Income
(Ƃ)(ɯ)
.19 .24 .25 .40 .15 (.03)
% Portfolio Turnover Rate
(ǿ)
31 55 49 71 66 35
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 42.75 41.84 32.12 34.06 41.35 28.03
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.02 .06 .06 .11 .01 (.05)
$ Net Realized and Unrealized Gain (Loss) 5.82 1.15 9.70 (1.96) (7.26) 13.49
$ Total from Investment Operations 5.84 1.21 9.76 (1.85) (7.25) 13.44
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.30) (.04) (.09) — (.12)
$ Distributions from Net Realized Gain — — — — (.04) —
$ Total Distributions (.20) (.30) (.04) (.09) (.04) (.12)
$ Net Asset Value, End of Period 48.39 42.75 41.84 32.12 34.06 41.35
% Total Return
(ǿ)
13.72 2.91 30.40 (5.45) (17.54) 48.05
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,411,889 1,278,349 1,233,195 922,906 939,714 1,020,504
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.25 1.26 1.26 1.26 1.27 1.27
% Expenses, Net
(Ƃ)(ɯ)
1.20 1.21 1.21 1.20 1.20 1.20
% Net Investment Income
(Ƃ)(ɯ)
.09 .14 .15 .30 .04 (.12)
% Portfolio Turnover Rate
(ǿ)
31 55 49 71 66 35

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,569,62 0
Administrative fees 76,69 8
Distribution fees 15,841
Shareholder servicing fees 2,771
Transfer agent fees 198,279
Trustees' fees 1,484
$ 1,864,69 3
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 61,271 $ 131,096 $ 121,466 $ (2) $ 1 $ 70,900 $ 991 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,108,924,102 $ 979,180,921 $ (19,613,109) $ 959,567,812

See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.0%
Argentina - 0.3%
Grupo Financiero Galicia SA - ADR 38,733 1,601
YPF SA - ADR(Æ) 281,315 12,704
14,305
Australia - 0.8%
Aristocrat Leisure, Ltd. 43,905 1,513
BHP Group, Ltd. 14,029 555
BlueScope Steel, Ltd. 40,510 870
Brambles, Ltd. 549,384 8,957
Commonwealth Bank of Australia 93,336 11,706
CSL, Ltd. 3,507 317
Glencore PLC(Æ) 334,700 2,593
Goodman Group(ö) 276,481 5,981
Medibank Pvt, Ltd. 519,559 1,758
Northern Star Resources, Ltd. 106,919 1,634
Pro Medicus, Ltd. 12,062 1,188
Qantas Airways, Ltd. 391,162 2,384
QBE Insurance Group, Ltd. 163,228 2,633
Rio Tinto PLC 4,261 426
Rio Tinto, Ltd. 7,211 871
Santos, Ltd. 84,190 484
Wesfarmers, Ltd. 58,902 3,113
46,983
Austria - 0.5%
ams-OSRAM AG(Æ) 93,905 1,501
Erste Group Bank AG 234,487 26,199
Mondi PLC 293,376 3,047
30,747
Belgium - 0.2%
Ageas SA 61,712 4,831
Anheuser-Busch InBev SA 37,682 2,848
Lotus Bakeries NV 65 787
UCB SA 13,307 3,592
12,058
Brazil - 3.4%
Ambev SA 5,617,477 16,461
Axia Energia 435,030 5,451
B3 SA - Brasil Bolsa Balcao 282,161 1,027
Banco Bradesco SA - ADR 2,143,205 8,316
Banco BTG Pactual SA(Æ) 814,019 9,755
Banco do Brasil SA 2,042,104 9,159
Caixa Seguridade Participacoes SA 119,822 438
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 1,791,804 11,995
Cia Paranaense de Energia - Copel 207,304 666
Embraer SA - ADR 147,167 9,227
Hypera SA 31,472 143
Itau Unibanco Holding SA - ADR 1,031,230 8,972
Localiza Rent a Car SA 817,099 7,576
Lojas Renner SA 1,227,418 3,371
Magazine Luiza SA 2,498,066 4,152
MBRF Global Foods Co. SA 204,668 720
MercadoLibre, Inc.(Æ) 4,273 7,660
Natura Cosmeticos SA(Æ) 2,272,656 4,677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NU Holdings, Ltd. Class A(Æ) 462,924 6,703
Petroleo Brasileiro SA - Petrobras - ADR 1,063,605 23,431
PRIO SA(Æ) 172,776 2,317
Rumo SA 225,560 716
Telefonica Brasil SA 1,116,160 8,847
Ultrapar Participacoes SA 1,248,874 7,551
Vale SA Class B - ADR 845,579 13,834
WEG SA 1,149,675 10,415
Wheaton Precious Metals Corp. 29,676 3,749
XP, Inc. Class A 238,710 4,574
Yara International ASA 44,055 2,563
194,466
Burkina Faso - 0.1%
Endeavour Mining PLC 71,773 4,133
Canada - 3.7%
Agnico Eagle Mines, Ltd. 9,779 1,839
Alimentation Couche-Tard, Inc. 94,175 5,571
ARC Resources, Ltd. 134,430 3,189
Bank of Montreal 7,324 1,115
Bank of Nova Scotia (The) 12,742 991
Barrick Mining Corp. 432,510 17,004
Brookfield Asset Management, Ltd. Class
A 24,440 1,174
Brookfield Corp. 15,819 714
CAE, Inc.(Æ) 25,067 655
Cameco Corp. Class A 29,875 3,676
Canadian National Railway Co. 6,119 687
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 20,854 1,814
Capstone Mining Corp.(Æ) 239,139 1,992
CCL Industries, Inc. Class B 59,400 3,751
Cenovus Energy, Inc. 65,415 1,914
CGI, Inc. 70,912 4,642
Constellation Software, Inc. 2,121 3,863
Dollarama, Inc. 87,191 11,143
Empire Co., Ltd. Class A 113,207 3,875
Enbridge, Inc. 37,611 2,086
Fairfax Financial Holdings, Ltd. 3,122 5,403
Fortis, Inc. 20,091 1,149
Franco-Nevada Corp. Class T 11,708 2,701
George Weston, Ltd. 32,343 2,334
Gildan Activewear, Inc. Class A 17,159 1,065
Great-West Lifeco, Inc. 29,092 1,554
Hydro One, Ltd.(Þ) 26,918 1,157
iA Financial Corp., Inc. 17,344 2,232
Imperial Oil, Ltd. 115,996 15,538
Intact Financial Corp. 28,889 5,567
Kinross Gold Corp. 80,989 2,454
Loblaw Cos., Ltd. 212,012 9,774
Magna International, Inc. Class A 188,988 12,028
Manulife Financial Corp. 106,997 4,207
Metro, Inc. Class A 66,947 4,488
National Bank of Canada 9,586 1,447
Nutrien, Ltd. 57,059 4,337
Open Text Corp. 7,239 164
Pembina Pipeline Corp. 10,204 475

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Quebecor, Inc. Class B 45,351 1,909
Royal Bank of Canada 45,502 8,184
Saputo, Inc. 318,376 9,640
Shopify, Inc. Class A(Æ) 67,575 8,185
Stantec, Inc. 86,383 7,889
Sun Life Financial, Inc. 47,252 3,405
Suncor Energy, Inc. 18,907 1,296
Teck Resources, Ltd. Class B 41,866 2,444
Toromont Industries, Ltd. 36,989 5,752
Toronto-Dominion Bank (The) 83,171 8,960
207,433
Chile - 0.2%
Antofagasta PLC 35,475 1,744
Sociedad Quimica y Minera de Chile
SA - ADR 106,399 9,807
11,551
China - 9.6%
Agricultural Bank of China, Ltd. Class A 4,751,400 4,810
Akeso, Inc. Class B(Æ)(Þ) 3,000 52
Alibaba Group Holding, Ltd. 5,172,677 85,000
Aluminum Corp. of China, Ltd. Class A 4,621,955 7,933
Aluminum Corp. of China, Ltd. Class H 7,286,689 10,658
Anhui Conch Cement Co., Ltd. Class H 61,891 155
Baidu, Inc. - ADR(Æ) 23,510 2,975
Baidu, Inc. Class A(Æ) 491,100 7,737
Bank of China, Ltd. Class A 1,108,900 933
Bank of China, Ltd. Class H 1,994,000 1,292
Bilibili, Inc. - ADR(Æ) 87,027 1,917
Bilibili, Inc. Class Z(Æ) 101,360 2,225
BOC Hong Kong Holdings, Ltd. 891,000 5,119
BYD Co., Ltd. Class H 1,197,000 15,849
CGN Power Co., Ltd. Class A 739,600 496
CGN Power Co., Ltd. Class H(Þ) 2,578,000 1,147
China Construction Bank Corp. Class H 9,398,000 10,580
China Energy Engineering Corp., Ltd.(Æ) 865,720 360
China Galaxy Securities Co., Ltd. Class A 408,800 765
China International Capital Corp., Ltd.
Class A 192,300 967
China International Capital Corp., Ltd.
Class H(Þ) 2,018,800 5,250
China Life Insurance Co., Ltd. Class A 732,800 3,937
China Life Insurance Co., Ltd. Class H 782,000 2,896
China Mengniu Dairy Co., Ltd. 4,689,000 10,397
China Merchants Bank Co., Ltd. Class A 41,016 230
China Merchants Bank Co., Ltd. Class H 1,026,098 6,194
China Merchants Securities Co., Ltd.
Class A 143,450 331
China Oilfield Services, Ltd. Class H 212,593 255
China Overseas Land & Investment, Ltd. 1,258,500 2,148
China Pacific Insurance Group Co., Ltd.
Class A 183,400 1,013
China Resources Land, Ltd. 1,166,617 4,882
China Southern Airlines Co., Ltd. Class
A(Æ) 380,000 304
China Tourism Group Duty Free Corp.,
Ltd. Class A 159,900 1,544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Tower Corp., Ltd. Class H(Þ) 927,200 1,312
Contemporary Amperex Technology Co.,
Ltd. Class A 144,714 9,280
Contemporary Amperex Technology Co.,
Ltd. Class H 171,200 13,390
Country Garden Services Holdings Co.,
Ltd. 3,692,751 2,943
DiDi Global, Inc. - ADR(Æ) 365,136 1,329
East Money Information Co., Ltd. Class A 525,600 1,576
Eastroc Beverage Group Co, Ltd. Class
H(Æ) 15,296 396
Eve Energy Co., Ltd. Class A 355,200 3,795
Foxconn Industrial Internet Co., Ltd.
Class A 23,900 222
Fuyao Glass Industry Group Co., Ltd.
Class A 224,800 1,939
GDS Holdings, Ltd. Class A(Æ) 212,800 1,124
Geely Automobile Holdings, Ltd. 1,342,421 3,947
GF Securities Co., Ltd. Class A 385,300 1,199
GF Securities Co., Ltd. Class H 534,800 1,206
Guangzhou Tinci Materials Technology
Co., Ltd. Class A 173,711 1,543
H World Group, Ltd. - ADR 4,877 252
Haier Smart Home Co., Ltd. Class A 268,800 848
Haier Smart Home Co., Ltd. Class H 1,188,716 3,351
Horizon Robotics(Æ) 3,642,976 3,408
Huaming Power Equipment Co., Ltd.
Class A 994,634 3,604
Huatai Securities Co., Ltd. Class A 702,300 1,970
Industrial & Commercial Bank of China,
Ltd. Class H 9,921,463 8,939
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 2,689,620 12,824
JD.com, Inc. - ADR 25,444 771
JD.com, Inc. Class A 259,150 3,913
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 438,145 3,473
JOYY, Inc. - ADR 12,633 745
Kanzhun, Ltd. - ADR 349,903 4,731
Kuaishou Technology(Þ) 736,317 4,085
Kweichow Moutai Co., Ltd. Class A 2,600 528
Laopu Gold Co., Ltd. Class H 65,939 4,692
Lenovo Group, Ltd. 182,000 274
Li Ning Co., Ltd. 160,453 417
Longfor Group Holdings, Ltd.(Þ) 1,251,500 1,294
Midea Group Co., Ltd. Class A 53,600 638
Muyuan Foods Co., Ltd. Class A 386,973 2,532
Muyuan Foods Co., Ltd. Class H(Æ) 455,700 2,415
NetEase, Inc. - ADR 11,465 1,347
New China Life Insurance Co., Ltd.
Class A 93,051 890
Ningbo Tuopu Group Co.,Ltd. Class A 464,734 4,124
NIO, Inc. Class A(Æ) 248,160 1,596
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,766
OmniVision Integrated Circuits Group,
Inc. Class A 3,557 52
PDD Holdings, Inc. - ADR(Æ) 68,638 6,856

See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PICC Property & Casualty Co., Ltd.
Class A 893,354 943
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,065
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,353
Ping An Insurance Group Co. of China,
Ltd. Class H 2,300,000 18,702
Pop Mart International Group, Ltd.(Þ) 65,200 1,322
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 840
Prosus NV(Æ) 19,441 940
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 3,935
Sany Heavy Industry Co., Ltd. Class A 189,007 567
Sany Heavy Industry Co., Ltd. Class
H(Æ) 1,027,680 2,864
SF Holding Co., Ltd. Class H 4,945 22
Shandong Gold Mining Co., Ltd. Class
H(Þ) 79,250 288
Shandong Nanshan Aluminum Co., Ltd.
Class A 605,900 481
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 871
Shenergy Co., Ltd. Class A 225,100 300
Shenwan Hongyuan Group Co., Ltd.
Class A 1,136,500 791
Tencent Holdings, Ltd. 1,656,128 100,552
Tencent Music Entertainment Group
- ADR 46,496 426
Trip.com Group, Ltd. - ADR(Æ) 262,167 14,212
Tsingtao Brewery Co., Ltd. Class H 92,000 636
Victory Giant Technology Huizhou Co.,
Ltd. Class A 55,500 2,703
Vipshop Holdings, Ltd. - ADR 38,131 549
Wanhua Chemical Group Co., Ltd. Class
A 247,300 3,245
Want Want China Holdings, Ltd. 339,000 191
Weichai Power Co., Ltd. Class H 2,155,041 10,806
Wilmar International, Ltd. 192,800 548
WuXi AppTec Co., Ltd. Class H(Þ) 571,100 9,991
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H(Æ) 329,000 2,515
Xiaomi Corp. Class B(Æ)(Þ) 925,200 3,458
XPeng, Inc. Class A(Æ) 15,600 125
Yum China Holdings, Inc. 55,062 2,668
Zhongji Innolight Co., Ltd. Class A 39,400 4,988
Zijin Mining Group Co., Ltd. Class H 4,586,000 21,068
ZTE Corp. Class H(Æ) 106,800 343
ZTO Express Cayman, Inc. - ADR 14,239 364
542,559
Colombia - 0.0%
Ecopetrol SA - ADR 45,891 650
Congo, the Democratic Republic of the - 0.0%
Ivanhoe Mines, Ltd. Class A(Æ) 99,519 806
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Czech Republic - 0.0%
CSG NV(Æ) 40,681 882
Denmark - 0.8%
Carlsberg A/S Class B 2,807 380
Danske Bank A/S 299,241 15,373
DSV A/S 31,644 7,741
Genmab A/S(Æ) 36,379 9,629
Novo Nordisk A/S Class B 328,609 13,837
Novonesis Novozymes B Class B 9,537 585
47,545
Finland - 0.9%
Elisa Oyj 9,821 476
Kone Oyj Class B 21,879 1,392
Nokia Oyj 3,582,091 44,994
Wartsila Oyj Abp Class B 82,868 3,480
50,342
France - 6.2%
Accor SA 370,716 18,431
Air Liquide SA Class A 30,934 6,659
Airbus SE 120,185 24,918
Amundi SA(Þ) 124,438 12,050
Arkema SA 172,438 12,565
AXA SA 210,617 10,146
bioMerieux 23,022 1,941
BNP Paribas SA 84,222 8,864
Bouygues SA 32,409 1,924
Bureau Veritas SA 110,379 3,385
Carrefour SA 173,974 3,464
Cie de Saint-Gobain SA 104,612 9,556
Cie Generale des Etablissements Michelin
SCA 453,379 16,456
Dassault Aviation SA 34,376 12,011
Dassault Systemes SE 75,388 1,701
Eiffage SA 10,409 1,680
Engie SA 407,351 13,451
EssilorLuxottica SA 30,901 6,589
Hermes International SCA 3,411 6,535
Ipsen SA 70,805 13,930
Legrand SA 16,313 2,921
L'Oreal SA 24,826 10,649
Louis Hachette Group 191,147 371
LVMH Moet Hennessy Louis Vuitton SE 32,783 17,396
Orange SA 545,184 11,391
Publicis Groupe SA 169,714 15,880
Renault SA 133,977 4,721
Rexel SA Class H 513,660 21,658
Safran SA 20,736 6,612
Sartorius Stedim Biotech 64,140 11,880
Societe Generale SA 275,983 22,099
Sodexo SA 4,262 217
Teleperformance SE 135,875 9,208
Thales SA 5,357 1,469
TotalEnergies SE 221,974 20,669
Valeo SE 226,226 2,853

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA 18,756 2,838
349,088
Germany - 5.3%
adidas AG 1,719 298
Allianz SE 10,299 4,708
Aumovio SE(Æ) 59,285 2,567
BASF SE 394,281 25,336
Bayer AG 249,702 11,150
Beiersdorf AG 63,587 5,265
Brenntag SE 46,346 3,374
CECONOMY AG(Æ) 98,566 480
Commerzbank AG 17,994 745
Continental AG 159,810 12,055
Covestro AG(Æ)(Þ) 161,277 11,300
CTS Eventim AG & Co. KGaA 144,535 9,531
Daimler Truck Holding AG 490,113 24,731
Deutsche Bank AG 48,899 1,524
Deutsche Boerse AG 73,828 22,675
Deutsche Telekom AG 204,209 6,610
E.ON SE 90,006 1,994
Evonik Industries AG 673,823 13,983
Fresenius Medical Care AG 184,709 8,375
Fresenius SE & Co. KGaA 184,568 8,947
Hannover Rueck SE 11,665 3,526
Heidelberg Materials AG 55,415 12,274
Henkel AG & Co. KGaA 12,769 880
Infineon Technologies AG 144,204 9,691
Knorr-Bremse AG 20,753 2,413
Mercedes-Benz Group AG 25,169 1,467
Merck KGaA 14,110 1,824
MTU Aero Engines AG 40,353 13,881
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 14,022 8,403
Rheinmetall AG 10,035 15,982
SAP SE 118,703 20,324
Siemens AG 49,626 14,739
Symrise AG 149,345 13,201
Wacker Chemie AG 17,136 1,884
Zalando SE(Æ)(Þ) 100,991 2,491
298,628
Ghana - 0.0%
Tullow Oil PLC(Æ) 3,092,278 633
Greece - 0.7%
Alpha Bank SA 2,449,436 9,881
Eurobank SA 4,414,882 19,326
Hellenic Telecommunications
Organization SA 33,711 721
National Bank of Greece SA 68,580 1,091
Piraeus Bank SA(Æ) 733,084 6,998
38,017
Hong Kong - 1.5%
AIA Group, Ltd. 1,918,887 21,134
ASMPT, Ltd. 372,300 7,849
CK Asset Holdings, Ltd. 543,000 3,410
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Damai Entertainment Holdings, Ltd.(Æ) 13,890,000 1,039
Hong Kong Exchanges & Clearing, Ltd. 185,217 9,838
Insilico Medicine Cayman TopCo(Æ) 361,000 2,927
Orient Overseas International, Ltd. 34,000 595
Prudential PLC 1,562,103 23,404
Swire Pacific, Ltd. Class A 6,813 74
Techtronic Industries Co., Ltd. 76,000 1,107
WH Group, Ltd.(Þ) 3,780,826 4,634
Zijin Gold International Co., Ltd.(Æ) 348,143 6,740
82,751
Hungary - 0.1%
OTP Bank Nyrt. 58,986 7,928
India - 3.3%
Asian Paints, Ltd. 3,833 99
Aurobindo Pharma, Ltd. 158,234 2,325
Axis Bank, Ltd. 381,616 5,141
Bajaj Auto, Ltd. 12,169 1,289
Bajaj Finance, Ltd. 97,380 970
Bajaj Holdings & Investment, Ltd. 4 —
Bharat Electronics, Ltd. 250,896 1,145
Bharat Forge, Ltd. 32,351 646
Bharti Airtel, Ltd. 741,957 14,794
Britannia Industries, Ltd. 13,211 800
Canara Bank 3,530,995 5,052
Cipla, Ltd. 210,471 2,911
Divi's Laboratories, Ltd. 36,150 2,484
Dr Reddy's Laboratories, Ltd. 94,136 1,315
Eternal, Ltd.(Æ) 151,648 398
GAIL India, Ltd. 1,115,762 1,931
GMR Airports, Ltd.(Æ) 5,659,247 5,790
Godrej Consumer Products, Ltd. 41,021 464
HDFC Asset Management Co., Ltd.(Þ) 30,264 873
HDFC Bank, Ltd. 2,017,605 16,517
Hindalco Industries, Ltd. 153,603 1,696
Hindustan Aeronautics, Ltd.(Þ) 70,625 3,250
Hyundai Motor India, Ltd. 168,720 3,241
ICICI Bank, Ltd. 954,104 12,768
ICICI Bank, Ltd. - ADR 149,631 3,978
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,672
ICICI Prudential Life Insurance Co., Ltd.
(Þ) 233,913 1,274
Indus Towers, Ltd.(Æ) 547,714 2,380
Infosys, Ltd. 145,427 1,815
InterGlobe Aviation, Ltd.(Þ) 150,050 6,894
Jio Financial Services, Ltd. 143,335 375
JSW Energy, Ltd. 198,280 1,181
JSW Infrastructure, Ltd. 1,448,923 4,183
Kotak Mahindra Bank, Ltd. 361,145 1,467
Larsen & Toubro, Ltd. 177,707 7,587
Larsen & Toubro, Ltd. - GDR(Þ) 97,512 4,149
Mahindra & Mahindra, Ltd. 44,725 1,471
Marico, Ltd. 17,856 146
Maruti Suzuki India, Ltd. 37,854 5,345
Nestle India, Ltd. 222,348 3,423
NTPC, Ltd. 45,297 191

See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oil & Natural Gas Corp., Ltd. 591,620 1,867
Pidilite Industries, Ltd. 46,384 675
Power Grid Corp. of India, Ltd. 1,059,782 3,577
Reliance Industries, Ltd. 618,121 9,361
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,739
SBI Life Insurance Co., Ltd.(Þ) 293,058 5,629
Shriram Finance, Ltd. 711,443 7,108
Siemens Energy India, Ltd. 26,374 916
Siemens, Ltd.(Æ) 26,374 1,066
SRF, Ltd. Class 7 610 16
State Bank of India 769,977 8,724
Sun Pharmaceutical Industries, Ltd. 86,121 1,645
Tata Motors, Ltd.(Æ) 106,942 467
Tata Steel, Ltd. 1,923,045 4,318
Titan Co., Ltd. 26,519 1,233
Torrent Pharmaceuticals, Ltd. 8,381 371
UltraTech Cement, Ltd. 3,794 465
United Spirits, Ltd. 161,203 2,260
Wipro, Ltd. 257,299 545
188,412
Indonesia - 0.4%
Bank Central Asia Tbk PT 36,508,090 12,402
Bank Mandiri Persero Tbk PT 12,753,406 3,249
Bank Negara Indonesia Persero Tbk PT 11,122,130 2,405
Bank Rakyat Indonesia Persero Tbk PT 1,124,880 195
Charoen Pokphand Indonesia Tbk PT 9,361,618 2,175
Telkom Indonesia Persero Tbk PT 10,535,800 1,736
22,162
Ireland - 0.7%
Accenture PLC Class A 56,497 10,097
AerCap Holdings NV 6,729 957
AIB Group PLC 554,378 6,312
Bank of Ireland Group PLC 1,144,089 22,689
Kingspan Group PLC 20,703 1,917
41,972
Israel - 0.4%
Bank Hapoalim BM 121,768 3,270
Bank Leumi Le-Israel BM 66,942 1,697
Check Point Software Technologies, Ltd.
(Æ) 34,319 3,860
Elbit Systems, Ltd. 3,216 2,676
Israel Discount Bank, Ltd. Class A 29,972 335
Nice, Ltd.(Æ) 66,476 6,756
Teva Pharmaceutical Industries, Ltd.
- ADR 51,862 1,819
20,413
Italy - 2.9%
BPER Banca SpA 828,821 12,228
Davide Campari-Milano NV 1,756,946 13,011
Enel SpA 1,841,460 21,485
Eni SpA 381,970 10,795
FinecoBank Banca Fineco SpA 869,052 21,548
Generali 228,914 10,250
Leonardo SpA 30,392 1,893
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Moncler SpA 43,358 2,614
Prysmian SpA 16,081 2,437
Ryanair Holdings PLC 178,418 4,765
Ryanair Holdings PLC - ADR 177,169 9,682
Saipem SpA 4,293,513 23,207
UniCredit SpA 367,910 28,432
Unipol Assicurazioni SpA 29,092 760
163,107
Japan - 12.2%
Advantest Corp. 105,800 19,818
Aeon Co., Ltd. 102,600 987
Ajinomoto Co., Inc. 86,400 2,807
Alfresa Holdings Corp. 129,900 1,972
Alps Alpine Co., Ltd. 14,300 218
Amada Co., Ltd. 329,000 5,553
Asahi Group Holdings, Ltd. 103,500 1,025
Asics Corp. 48,000 1,368
Astellas Pharma, Inc. 156,700 2,247
Bandai Namco Holdings, Inc. 93,900 2,180
Bridgestone Corp. 244,800 5,129
Canon, Inc. 60,200 1,550
Central Japan Railway Co. 230,400 5,532
Chiba Bank, Ltd. (The) 309,000 4,328
Chugai Pharmaceutical Co., Ltd. 116,500 6,122
Daiichi Life Group, Inc. 772,740 7,146
Daiichi Sankyo Co., Ltd. 16,600 275
Daikin Industries, Ltd. 110,600 15,759
Daiwa House Industry Co., Ltd. 44,400 1,361
DeNA Co., Ltd. 47,200 771
Dentsu Group, Inc. 155,500 2,961
Disco Corp. 2,000 963
Eisai Co., Ltd. 115,400 3,467
ENEOS Holdings, Inc. 187,400 1,587
Fast Retailing Co., Ltd. 6,600 3,096
FUJIFILM Holdings Corp. 241,263 4,470
Fujikura, Ltd. 160,800 6,344
Fujitsu, Ltd. 127,440 2,588
Fukuoka Financial Group, Inc. 140,900 5,807
Hakuhodo DY Holdings, Inc. 333,300 2,236
Hirose Electric Co., Ltd. 2,700 379
Hitachi, Ltd. 310,100 9,752
Honda Motor Co., Ltd. 588,695 4,758
Horiba, Ltd. 31,600 4,417
Hoya Corp. 100,000 18,721
Iida Group Holdings Co., Ltd. 138,500 1,956
Isuzu Motors, Ltd. 480,100 6,626
ITOCHU Corp. 509,090 6,347
Japan Airlines Co., Ltd. 105,300 1,654
Japan Exchange Group, Inc. 71,800 860
Japan Post Holdings Co., Ltd. 301,700 3,528
Japan Post Insurance Co., Ltd. Class A 525,900 5,158
Japan Tobacco, Inc. 47,300 1,776
JGC Holdings Corp. 88,800 1,366
Kajima Corp. 90,400 3,559
KDDI Corp. 176,600 2,908
Keyence Corp. 44,800 20,520

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koito Manufacturing Co., Ltd. 776,200 12,609
Komatsu, Ltd. 304,000 12,850
Kubota Corp. 929,500 15,276
Makita Corp. 65,800 2,471
MatsukiyoCocokara & Co. 66,200 967
McDonald's Holdings Co. Japan, Ltd. 16,700 867
MINEBEA MITSUMI, Inc. 519,600 10,448
Mitsubishi Corp. 39,700 1,283
Mitsubishi Electric Corp. 199,800 8,024
Mitsubishi Estate Co., Ltd. 407,700 11,624
Mitsubishi Gas Chemical Co., Inc. 108,100 3,070
Mitsubishi Heavy Industries, Ltd. 71,200 2,112
Mitsubishi UFJ Financial Group, Inc. 1,048,500 19,006
Mitsui Fudosan Co., Ltd. 254,600 2,785
Mizuho Financial Group, Inc. 115,300 4,998
MS&AD Insurance Group Holdings, Inc. 121,800 3,157
Murata Manufacturing Co., Ltd. 532,800 17,735
NEC Corp. 98,500 2,630
Nikon Corp. 112,800 1,247
Nintendo Co., Ltd. 109,650 5,334
Nippon Express Holdings, Inc. 18,200 478
Nissan Motor Co., Ltd.(Æ) 344,200 788
Nitto Denko Corp. 479,200 9,249
Nomura Holdings, Inc. 520,500 4,175
Nomura Research Institute, Ltd. 49,600 1,336
NTT, Inc. 770,000 750
Obayashi Corp. 136,800 3,222
Olympus Corp. 951,700 9,398
Ono Pharmaceutical Co., Ltd. 92,100 1,364
Oracle Corp. (Japan) 40,100 2,233
Osaka Gas Co., Ltd. 383,700 13,952
Otsuka Holdings Co., Ltd. 70,800 5,187
Pan Pacific International Holdings Corp. 161,500 919
Panasonic Holdings Corp. 73,000 1,507
Persol Holdings Co., Ltd. 2,032,100 3,046
Recruit Holdings Co., Ltd. 37,300 1,741
Renesas Electronics Corp. 2,000 42
Resona Holdings, Inc. 1,937,800 24,193
Rinnai Corp. 37,700 858
Rohm Co., Ltd. 331,200 7,280
Secom Co., Ltd. 362,726 13,339
Sega Sammy Holdings, Inc. 128,400 1,873
Sekisui Chemical Co., Ltd. 96,600 1,467
Sekisui House, Ltd. 58,400 1,272
Seven & i Holdings Co., Ltd. 33,400 399
Shimadzu Corp. 294,600 6,868
Shimizu Corp. 118,100 2,312
Shin-Etsu Chemical Co., Ltd. 298,000 13,886
Shionogi & Co., Ltd. 665,800 13,581
Shizuoka Financial Group, Inc. 28,300 502
SMC Corp. 9,600 4,710
SoftBank Corp. 473,400 671
SoftBank Group Corp. 239,400 8,109
Sompo Holdings, Inc. 3,603 134
Sony Group Corp. 90,900 1,817
Stanley Electric Co., Ltd. 135,900 2,652
Subaru Corp. 166,800 2,482
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Electric Industries, Ltd. 291,000 19,191
Sumitomo Heavy Industries, Ltd. 40,100 1,365
Sumitomo Mitsui Financial Group, Inc. 446,706 15,730
Sumitomo Mitsui Trust Group, Inc. 273,400 9,108
Sumitomo Realty & Development Co.,
Ltd. 63,000 1,964
Sumitomo Rubber Industries, Ltd. 116,300 1,500
Suntory Beverage & Food, Ltd. 509,900 14,677
Sysmex Corp. 180,300 1,587
T&D Holdings, Inc. 487,500 11,869
Taiheiyo Cement Corp. 63,700 1,461
Takeda Pharmaceutical Co., Ltd. 319,200 10,617
TDK Corp. 849,700 15,853
Terumo Corp. 98,300 1,259
THK Co., Ltd. 76,500 2,896
TIS, Inc. 99,300 2,183
Toho Co., Ltd. 328,000 3,052
Tokio Marine Holdings, Inc. 142,800 6,474
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 362,700 1,380
Tokyo Electron, Ltd. 85,600 25,393
Tokyo Gas Co., Ltd. 16,200 692
Toray Industries, Inc. 733,500 5,258
Toyota Motor Corp. 390,200 7,467
Tsuruha Holdings, Inc. 215,500 2,826
Unicharm Corp. 231,364 1,351
USS Co., Ltd. 46,600 504
Yamato Holdings Co., Ltd. 262,300 2,960
Yokohama Financial Group, Inc. 144,500 1,381
690,235
Kazakhstan - 0.0%
Fix Price Group PLC - GDR(Æ)(Š)(Þ) 183,060 —
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 76,494 2,624
2,624
Luxembourg - 0.4%
ArcelorMittal SA 325,668 18,578
Eurofins Scientific SE 14,425 1,002
RTL Group SA 27,227 1,047
20,627
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 1,964,792 8,375
Malaysia - 0.1%
CIMB Group Holdings Berhad 895,115 1,730
Gamuda Berhad 835,400 931
Hong Leong Bank Berhad 158,291 889
Hong Leong Financial Group Berhad 139,014 659
IOI Corp. Berhad 956,700 1,042
Press Metal Aluminium Holdings Berhad 381,300 829
Public Bank Berhad 209,700 248
6,328
Mexico - 1.3%
America Movil SAB de CV 9,898,199 13,152

See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
America Movil SAB de CV - ADR 425,427 11,316
Arca Continental SAB de CV 123,450 1,483
Cemex SAB de CV - ADR 451,165 5,549
Fresnillo PLC 525,070 23,465
Grupo Carso SAB de CV 176,166 1,339
Grupo Financiero Banorte SAB de CV
Class O 529,861 5,754
Grupo Financiero Inbursa SAB de CV
Class O 1,287,868 3,170
Ternium SA - ADR 29,752 1,307
Wal-Mart de Mexico SAB de CV 2,964,062 9,344
75,879
Netherlands - 2.9%
ABN AMRO Bank NV(Þ) 272,609 9,552
Adyen NV(Æ)(Þ) 5,170 5,850
Argenx SE(Æ) 6,920 5,414
ASML Holding NV 28,804 41,582
EXOR NV 28,506 2,240
Ferrari NV 30,618 10,560
Heineken NV 12,715 985
ING Groep NV 1,103,847 32,017
Koninklijke Ahold Delhaize NV 90,943 4,274
Koninklijke Philips NV 593,476 15,656
Magnum Ice Cream Co. NV (The)(Æ) 392,951 5,741
NN Group NV 98,261 8,607
Randstad NV 182,149 5,418
Universal Music Group NV 626,741 13,123
VEON, Ltd. - ADR(Æ) 28,690 1,427
Wolters Kluwer NV 34,649 2,711
165,157
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 996
Nigeria - 0.2%
Airtel Africa PLC(Þ) 726,466 3,525
Guaranty Trust Holding Co. PLC 66,842,689 6,566
10,091
Norway - 0.5%
DNB Bank ASA 38,350 1,161
Equinor ASA Class N 553,605 22,669
Mowi ASA 27,678 615
Norsk Hydro ASA 104,627 1,180
Orkla ASA 102,691 1,267
26,892
Peru - 0.0%
Credicorp, Ltd. 4,057 1,315
Philippines - 0.0%
Bank of the Philippine Islands 1,163,077 1,699
BDO Unibank, Inc. 264,511 494
2,193
Poland - 0.3%
Dino Polska SA(Æ)(Þ) 76,390 677
KGHM Polska Miedz SA 18,243 1,530
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander Bank Polska SA 3,220 548
Zabka Group SA(Æ) 1,948,740 12,476
15,231
Portugal - 0.0%
EDP SA 232,497 1,267
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.2%
Al Rajhi Bank 168,565 3,087
Saudi Basic Industries Corp. 296,253 4,838
Saudi National Bank (The) 72,004 754
Saudi Telecom Co. 68,099 791
9,470
Singapore - 0.7%
DBS Group Holdings, Ltd. 210,015 9,688
Grab Holdings, Ltd. Class A(Æ) 4,002,047 15,288
Oversea-Chinese Banking Corp., Ltd. 114,995 1,987
Sea, Ltd. - ADR(Æ) 86,040 7,303
STMicroelectronics NV 28,239 1,556
United Overseas Bank, Ltd. 41,400 1,182
UOL Group, Ltd. 163,600 1,373
38,377
South Africa - 1.7%
Absa Group, Ltd. 46,039 644
Anglo American PLC 76,743 3,775
Anglogold Ashanti PLC 340,445 31,910
Capitec Bank Holdings, Ltd. 32,083 8,327
Clicks Group, Ltd. 89,938 1,419
Discovery, Ltd. 92,425 1,434
FirstRand, Ltd. 664,180 3,516
Gold Fields, Ltd. - ADR 311,639 13,238
Impala Platinum Holdings, Ltd. 294,624 4,098
Mr. Price Group, Ltd. 97,561 916
MTN Group, Ltd. 1,322,776 16,619
Old Mutual, Ltd. 133,497 109
Shoprite Holdings, Ltd. - ADR 35,561 599
Standard Bank Group, Ltd. 217,901 4,190
Valterra Platinum, Ltd. 74,747 6,092
Vodacom Group, Ltd. - ADR 187,984 1,594
98,480
South Korea - 5.7%
Amorepacific Corp. 338 31
Celltrion, Inc.(Æ) 336 46
Coway Co., Ltd. 68,466 3,988

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hana Financial Group, Inc. 27,267 2,364
Hankook Tire & Technology Co., Ltd. 37,097 1,490
HD Hyundai Electric Co., Ltd. 12,281 10,432
Hyundai Engineering & Construction
Co., Ltd. 55,009 6,029
Hyundai Mobis Co., Ltd. 17,517 5,077
Hyundai Motor Co. 4,618 1,681
KB Financial Group, Inc. 234,777 25,482
Kia Corp. 119,865 12,406
Korea Electric Power Corp. 17,503 520
Krafton, Inc. 12,133 2,173
KT Corp. 2,504 103
KT Corp. - ADR 297,616 6,378
KT&G Corp. 5,455 656
LG Electronics, Inc. Class H 16,667 1,605
LG H&H Co., Ltd. 6,485 1,117
Orion Corp. 9,195 891
POSCO Holdings, Inc. 3,903 1,218
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,573 1,573
Samsung E&A Co., Ltd. 43,793 1,585
Samsung Electro-Mechanics Co., Ltd. 6,681 3,792
Samsung Electronics Co., Ltd. 838,688 127,239
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 4,276
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 7,476
Shinhan Financial Group Co., Ltd. 292,034 19,710
SK Hynix, Inc. 71,404 62,833
SK Telecom Co., Ltd. 146,171 9,455
Sung Kwang Bend Co., Ltd. 94,461 2,965
324,591
Spain - 0.8%
Amadeus IT Group SA Class A 98,763 5,680
Banco Santander SA 159,637 1,953
CaixaBank SA 1,570,316 20,029
Iberdrola SA 231,967 5,437
Industria de Diseno Textil SA 239,346 14,341
47,440
Sweden - 1.2%
Assa Abloy AB Class B 242,764 9,290
Atlas Copco AB Class A 455,556 8,812
Boliden AB 86,534 4,559
Epiroc AB Class A 221,371 6,353
Essity AB Class B 29,629 785
Fastighets AB Balder Class B(Æ) 276,232 1,648
L E Lundbergforetagen AB Class B 43,887 2,547
Lifco AB Class B 45,014 1,411
Sandvik AB 230,424 9,666
Securitas AB Class B 156,948 2,628
Skandinaviska Enskilda Banken AB
Class A 48,485 954
SKF AB Class B 272,311 6,800
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 2,221
Telefonaktiebolaget LM Ericsson Class B 671,085 7,943
65,617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 2.9%
ABB, Ltd. 61,676 6,200
ABB, Ltd. - ADR 45,954 4,617
Adecco Group AG 137,148 3,170
BKW AG 5,265 1,053
Chocoladefabriken Lindt & Spruengli AG 595 8,928
Cie Financiere Richemont SA Class A 12,652 2,415
Galderma Group AG 60,107 12,607
Geberit AG 2,872 1,941
Givaudan SA 391 1,407
Helvetia Baloise Holding AG 11,405 3,135
Julius Baer Group, Ltd. 145,937 12,077
Lonza Group AG 30,010 18,436
Partners Group Holding AG 4,539 4,935
Sandoz Group AG 16,388 1,315
Schindler Holding AG 11,995 4,162
SGS SA 24,865 2,697
Sika AG 2,809 522
Straumann Holding AG 3,135 340
Swatch Group AG (The) Class B 21,652 5,008
Swiss Life Holding AG 818 961
Swiss Prime Site AG Class A 9,281 1,610
Swisscom AG 3,976 3,367
UBS Group AG 1,304,751 58,132
Zurich Insurance Group AG 8,129 5,634
164,669
Taiwan - 7.5%
Accton Technology Corp. 31,000 2,239
Alchip Technologies, Ltd. 20,001 2,723
ASE Technology Holding Co., Ltd. 234,000 3,703
Cathay Financial Holding Co., Ltd. 2,073,000 5,111
CTBC Financial Holding Co., Ltd. 505,236 844
Delta Electronics, Inc. 603,000 41,632
E.Sun Financial Holding Co., Ltd. 2,636,374 2,664
Evergreen Marine Corp. Taiwan, Ltd. 90,417 579
Far EasTone Telecommunications Co.,
Ltd. 3,306,000 9,880
First Financial Holding Co., Ltd. 561,723 515
Fortune Electric Co., Ltd. 280,000 8,107
Fubon Financial Holding Co., Ltd. 1,103,876 3,147
Globalwafers Co., Ltd. 15,246 281
Hon Hai Precision Industry Co., Ltd. 1,262,115 8,974
Hua Nan Financial Holdings Co., Ltd. 1,233,048 1,258
KGI Financial Holding Co., Ltd. 5,220,059 3,607
MediaTek, Inc. 272,241 23,141
Mega Financial Holding Co., Ltd. 111,492 138
Nan Ya Plastics Corp. 164,000 483
SinoPac Financial Holdings Co., Ltd. 85,413 84
Taiwan Business Bank 2,304,314 1,191
Taiwan Cooperative Financial Holding
Co., Ltd. 744,881 541
Taiwan Mobile Co., Ltd. 287,000 1,011
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,435,679 233,243
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 178,603 70,738
TS Financial Holding Co., Ltd. 882,976 671

See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Microelectronics Corp. 333,059 857
Yuanta Financial Holding Co., Ltd. 56,352 94
427,456
Thailand - 0.4%
Advanced Info Service PCL - NVDR 189,400 1,982
Bangkok Bank PCL - NVDR 836,000 4,187
Charoen Pokphand Foods PCL - NVDR 1,306,500 776
Gulf Development PCL - NVDR 2,021,300 3,585
Kasikornbank PCL 199,600 1,191
Kasikornbank PCL - NVDR 1,360,600 8,119
PTT PCL - NVDR 784,200 851
True Corp. PCL - NVDR 121,000 51
20,742
Turkey - 0.3%
Akbank TAS 4,426,084 7,197
BIM Birlesik Magazalar AS 296,676 4,880
Coca-Cola Icecek AS 655,149 1,090
Turkiye Garanti Bankasi AS 388,240 1,153
14,320
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 3,481
Emaar Properties PJSC 707,160 2,289
Emirates NBD Bank PJSC 231,816 1,845
National Bank of Abu Dhabi PJSC 2,451,603 11,775
19,390
United Kingdom - 7.4%
3i Group PLC 287,282 10,005
AstraZeneca PLC 135,596 25,780
Aviva PLC 361,516 3,086
Babcock International Group PLC 472,642 7,064
BAE Systems PLC 296,242 8,239
Barclays PLC 1,992,472 11,636
Barratt Redrow PLC 457,206 1,573
British American Tobacco PLC 292,342 17,167
British Land Co. PLC (The)(ö) 517,968 2,753
BT Group PLC 2,470,673 7,278
Bunzl PLC 21,696 715
Burberry Group PLC(Æ) 221,667 3,505
Centrica PLC 483,239 1,416
CK Hutchison Holdings, Ltd. Class B 454,461 3,814
Compass Group PLC 594,737 16,822
DCC PLC 82,893 6,272
Diageo PLC 252,980 5,085
Diploma PLC 134,236 12,706
easyJet PLC 1,033,155 5,014
GSK PLC 1,134,614 29,816
Halma PLC 19,331 1,166
Hikma Pharmaceuticals PLC 156,860 2,989
HSBC Holdings PLC 1,721,446 31,551
ICG PLC 168,959 4,211
Intertek Group PLC 297,617 19,336
J Sainsbury PLC 3,377,588 15,107
Kingfisher PLC 960,760 3,776
Land Securities Group PLC(ö) 217,701 1,765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
London Stock Exchange Group PLC 19,245 2,497
Marks & Spencer Group PLC 325,982 1,467
NatWest Group PLC 1,798,687 14,242
Next PLC 13,758 2,426
Pearson PLC 158,529 2,333
Reckitt Benckiser Group PLC 547,488 34,831
RELX PLC 290,396 10,609
Rolls-Royce Holdings PLC 418,824 6,832
Sage Group PLC (The) 181,108 2,170
Smith & Nephew PLC 113,185 1,749
Smiths Group PLC 32,733 1,142
Spirax Group PLC 12,289 1,211
Standard Chartered PLC 1,552,306 39,453
Tesco PLC 2,675,808 17,545
Travis Perkins PLC 5,759 41
Unilever PLC 67,618 3,952
Unite Group PLC (The)(ö) 286,100 1,814
Vodafone Group PLC 1,072,427 1,716
Weir Group PLC (The) 77,308 2,817
Wise PLC Class A(Æ) 667,457 9,548
WPP PLC 684,001 2,476
420,518
United States - 5.7%
Alcon AG 21,038 1,576
Allegion PLC 16,158 2,221
Amrize, Ltd. 67,690 3,740
Aon PLC Class A 29,357 9,149
ARM Holdings PLC - ADR(Æ) 7,632 1,605
BeOne Medicines, Ltd. Class H(Æ) 47,700 1,081
BP PLC 1,581,338 12,482
CRH PLC 14,570 1,725
Experian PLC 493,539 18,020
Freeport-McMoRan, Inc. 78,000 4,507
Haleon PLC 4,264,660 19,674
Holcim AG(Æ) 77,164 7,192
JBS NV Class A 673,916 10,823
Las Vegas Sands Corp. 12,625 690
Linde PLC 50,661 25,388
Medtronic PLC 87,532 7,088
Nestle SA 184,245 18,688
Newmont Corp. 3,657 406
Novartis AG 151,344 22,493
Palo Alto Networks, Inc.(Æ) 6,949 1,246
Roche Holding AG 65,686 26,947
Sanofi SA 266,016 24,851
Schneider Electric SE 111,614 35,249
Shell PLC 1,198,601 54,347
SLB, Ltd. 1,937 110
Spotify Technology SA(Æ) 25,667 11,462
Sunbelt Rentals Holdings, Inc. 4,730 358
Tenaris SA 32,274 1,032
324,150
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 552,329 13,524

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 225
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $3,058,851) 5,393,525
Preferred Stocks - 0.8%
Brazil - 0.2%
Axia Energia
0.000% (Æ) 114,342 1,384
Itau Unibanco Holding SA
8.606% (Ÿ) 834,433 7,278
Localiza Rent a Car SA
1.268% (Ÿ)(Æ) 31,426 280
8,942
Germany - 0.2%
Dr Ing hc F Porsche AG
4.821% (Ÿ) 135,791 6,575
Henkel AG & Co. KGaA
3.298% (Ÿ) 50,109 3,650
Volkswagen AG
7.549% (Ÿ) 40,190 4,067
14,292
South Korea - 0.4%
Samsung Electronics Co., Ltd.
0.956% (Ÿ) 232,288 25,317
Total Preferred Stocks
(cost $27,315) 48,551
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 1,754 —
Israel - 0.0%
CyberArk(Æ)
 Rights 3,158 142
Total Warrants and Rights
(cost $142) 142
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 128,134,502 (∞) 128,109
Total Short-Term Investments
(cost $128,101) 128,109
Total Investments - 98.1%
(identified cost $3,214,409) 5,570,327
Other Assets and Liabilities,
Net - 1.9%
107,949
Net Assets - 100.0%
5,678,276

See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.1%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
9,552
Adyen NV 11/15/23 EUR 5,170 1,120.14 5,791
5,850
Airtel Africa PLC 01/16/26 GBP 726,466 4.89 3,553
3,525
Akeso, Inc. 07/11/25 HKD 3,000 14.45 43
52
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
12,050
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
1,147
China International Capital Corp., Ltd. 10/06/23 HKD 2,018,800 1.19 2,408
5,250
China Tower Corp., Ltd. 08/09/23 HKD 927,200 1.08 1,006
1,312
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
11,300
Dino Polska SA 10/06/23 PLN 76,390 8.13 621
677
Dr Ing hc F Porsche AG 04/15/26 EUR 135,791 51.15 6,946
6,575
Fix Price Group PLC 10/14/21 183,060 — 1,648
—
Halyk Savings Bank of Kazakhstan JSC 12/09/25 76,494 27.19 2,080
2,624
HDFC Asset Management Co., Ltd. 06/27/24 INR 30,264 24.15 731
873
Hindustan Aeronautics, Ltd. 08/08/23 INR 70,625 36.14 2,552
3,250
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 694
1,157
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,672
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5.33 1,246
1,274
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
6,894
Kuaishou Technology 11/09/22 HKD 736,317 5.71 4,208
4,085
Larsen & Toubro, Ltd. 06/27/24 97,512 42.90 4,183
4,149
Longfor Group Holdings, Ltd. 09/13/24 HKD 1,251,500 1.05 1,311
1,294
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,766
Pop Mart International Group, Ltd. 12/11/24 HKD 65,200 11.82 771
1,322
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 611
840
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
4,739
Samsung Biologics Co., Ltd. 02/13/24 KRW 1,573 866.94 1,364
1,573
SBI Life Insurance Co., Ltd. 03/23/22 INR 293,058 18.58 5,446
5,629
Shandong Gold Mining Co., Ltd. 04/09/25 HKD 79,250 2.33 185
288
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
4,634
WuXi AppTec Co., Ltd. 09/13/24 HKD 571,100 7.48 4,272
9,991
Xiaomi Corp. 03/27/24 HKD 925,200 2.57 2,377
3,458
Zalando SE 03/09/26 EUR 100,991 23.50 2,373 2,491
121,293
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 2,207 USD 158,739 06/26
1,052
Canadian Dollar Currency Futures 2,789 USD 205,689 06/26
(554)
Japanese Yen Currency Futures 2,962 USD 237,552 06/26
2,118
New Zealand Dollar Currency Futures 185 USD 10,943 06/26
(46)
Norwegian Krone Currency Futures 103 USD 22,212 06/26
839
S&P/TSX 60 Index Futures 907 CAD 359,934 06/26
11,846
SPI 200 Index Futures 929 AUD 201,314 06/26
1,028
TOPIX Index Futures 420 JPY 15,724,800 06/26 5,654
Short Positions
British Pound Currency Futures 605 USD 51,429 06/26
(745)
CAC40 Euro Index Futures 55 EUR 4,430 05/26
119
DAX Index Futures 6 EUR 3,658 06/26
(111)
Euro Currency Futures 843 USD 123,921 06/26
(1,116)
EURO STOXX 50 Index Futures 45 EUR 2,628 06/26
(72)
FTSE 100 Index Futures 329 GBP 34,145 06/26
(63)
FTSE/MIB Index Futures 6 EUR 1,430 06/26
(147)
Hang Seng Index Futures 98 HKD 125,558 05/26
144
IBEX 35 Index Futures 9 EUR 1,601 05/26
35
Japanese Yen Currency Futures 65 USD 10,448 06/26
90
MSCI Emerging Markets Index Futures 2,455 USD 200,598 06/26
(18,700)
MSCI Singapore Index Futures 352 SGD 15,532 05/26
(10)
OMXS30 Index Futures 43 SEK 13,148 05/26
28
S&P 500 E-Mini Index Futures 121 USD 43,825 06/26 (3,265)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,876)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 14,305 $ — $ — $ — $ 14,305
Australia — 46,983 — — 46,983
Austria — 30,747 — — 30,747
Belgium — 12,058 — — 12,058
Brazil 191,903 2,563 — — 194,466
Burkina Faso 4,133 — — — 4,133
Canada 207,433 — — — 207,433
Chile 9,807 1,744 — — 11,551
China 39,142 503,417 — — 542,559
Colombia 650 — — — 650
Congo, the Democratic Republic of the 806 — — — 806
Czech Republic — 882 — — 882
Denmark — 47,545 — — 47,545
Finland — 50,342 — — 50,342
France — 349,088 — — 349,088
Germany — 298,628 — — 298,628
Ghana — 633 — — 633

See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Greece — 38,017 — — 38,017
Hong Kong — 82,751 — — 82,751
Hungary — 7,928 — — 7,928
India 3,979 184,433 — — 188,412
Indonesia — 22,162 — — 22,162
Ireland 11,054 30,918 — — 41,972
Israel 5,679 14,734 — — 20,413
Italy 9,682 153,425 — — 163,107
Japan — 690,235 — — 690,235
Kazakhstan — 2,624 — — 2,624
Luxembourg — 20,627 — — 20,627
Macao — 8,375 — — 8,375
Malaysia — 6,328 — — 6,328
Mexico 52,414 23,465 — — 75,879
Netherlands 1,427 163,730 — — 165,157
New Zealand — 996 — — 996
Nigeria — 10,091 — — 10,091
Norway — 26,892 — — 26,892
Peru 1,315 — — — 1,315
Philippines — 2,193 — — 2,193
Poland — 15,231 — — 15,231
Portugal — 1,267 — — 1,267
Russia — — — — —
Saudi Arabia — 9,470 — — 9,470
Singapore 22,591 15,786 — — 38,377
South Africa 45,148 53,332 — — 98,480
South Korea 6,378 318,213 — — 324,591
Spain — 47,440 — — 47,440
Sweden — 65,617 — — 65,617
Switzerland 4,617 160,052 — — 164,669
Taiwan 70,738 356,718 — — 427,456
Thailand — 20,742 — — 20,742
Turkey — 14,320 — — 14,320
United Arab Emirates — 19,390 — — 19,390
United Kingdom — 420,518 — — 420,518
United States 76,420 247,730 — — 324,150
Zambia 13,524 — — — 13,524
Preferred Stocks 8,942 39,609 — — 48,551
Warrants and Rights — — 142 — 142
Short-Term Investments — — — 128,109 128,109
Total Investments 802,087 4,639,989 142 128,109 5,570,327
Other Financial Instruments
Assets

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 229
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 22,953 — — — 22,953
Liabilities
Futures Contracts (24,829) — — — (24,829)
Total Other Financial Instruments
*
$ (1,876) $ — $ — $ — $ (1,876)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 723,185 12 .7
Consumer Staples ............................................................................... 325,252 5 .7
Energy ................................................................................................ 324,948 5 .7
Financial Services .............................................................................. 1,332,440 23 .5
Health Care ........................................................................................ 389,586 6 .9
Materials and Processing ................................................................... 584,278 10 .3
Producer Durables .............................................................................. 551,339 9 .7
Technology ......................................................................................... 973,339 17 .2
Utilities ............................................................................................... 189,158 3 .3
Preferred Stocks
Consumer Discretionary .................................................................... 10,643 0 .2
Consumer Staples ............................................................................... 3,649 0 .1
Financial Services .............................................................................. 7,278 0 .1
Producer Durables .............................................................................. 280 — **
Technology ......................................................................................... 25,317 0 .4
Utilities ............................................................................................... 1,384 — **
Warrants and Rights ...................................................................
142 — **
Short-Term Investments .............................................................
128,109 2 .3
Total Investments ............................................................................... 5,570,327 98 .1
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 18,854 $ 4,099
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 22,368 $ 2,461
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 7,235 $ (3,813)
Foreign currency exchange contracts — (590)
Total
$ 7,235 $ (4,403)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (4,094) $ 14,144
Foreign currency exchange contracts — 73
Total
$ (4,094) $ 14,217
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 231
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,214,409
Investments, at fair value(>) ........................................................................................................................................................
5,570,327
Foreign currency holdings(^) ....................................................................................................................................................... 11,463
Receivables:
Dividends and interest ...................................................................................................................................................... 17,792
Dividends from affiliated funds ....................................................................................................................................... 385
Investments sold ............................................................................................................................................................... 74
Fund shares sold ............................................................................................................................................................... 7,467
Foreign capital gains taxes recoverable ........................................................................................................................... 10,285
From broker(a) ................................................................................................................................................................. 74,523
Variation margin on futures contracts .............................................................................................................................. 1,672
Prepaid expenses .......................................................................................................................................................................... 33
Total assets ...............................................................................................................................................................
5,694,021
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,416
Accrued fees to affiliates .................................................................................................................................................. 4,393
Other accrued expenses .................................................................................................................................................... 247
Variation margin on futures contracts .............................................................................................................................. 3,498
Deferred capital gains tax liability ................................................................................................................................... 6,191
Total liabilities ...........................................................................................................................................................
15,745
Net Assets ...............................................................................................................................................................
$ 5,678,276

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,741,807
Shares of beneficial interest .........................................................................................................................................................
3,663
Additional paid-in capital ............................................................................................................................................................
3,932,806
Net Assets ...............................................................................................................................................................
$ 5,678,276
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 128,109
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 11,425
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 74,523
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 15.42
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.36
Class A — Net assets ........................................................................................................................................................... $ 60,161,398
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,900,652
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.28
Class C — Net assets ........................................................................................................................................................... $ 8,811,747
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 576,737
Net asset value per share: Class M (#) ......................................................................................................................................... $ 15.50
Class M — Net assets .......................................................................................................................................................... $ 1,820,921,384
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 117,446,608
Net asset value per share: Class S (#) .......................................................................................................................................... $ 15.50
Class S — Net assets ............................................................................................................................................................ $ 3,788,381,501
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 244,424,189
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 233
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 64,275
Dividend distributions from affiliated funds .................................................................................................................... 2,682
Interest .............................................................................................................................................................................. 481
Less foreign taxes withheld ............................................................................................................................................. (6,667)
Total investment income .............................................................................................................................................................
60,771
Expenses
Advisory fees ................................................................................................................................................................... 21,545
Administrative fees .......................................................................................................................................................... 1,263
Custodian fees .................................................................................................................................................................. 470
Distribution fees - Class A ............................................................................................................................................... 71
Distribution fees - Class C ............................................................................................................................................... 32
Transfer agent fees - Class A ........................................................................................................................................... 57
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 1,684
Transfer agent fees - Class S ............................................................................................................................................ 3,610
Professional fees .............................................................................................................................................................. 125
Registration fees ............................................................................................................................................................... 88
Shareholder servicing fees - Class C ............................................................................................................................... 11
Trustees’ fees .................................................................................................................................................................... 125
Printing fees ..................................................................................................................................................................... 80
Miscellaneous .................................................................................................................................................................. 642
Expenses before reductions .............................................................................................................................................. 29,811
Expense reductions .......................................................................................................................................................... (2,559)
Net expenses ................................................................................................................................................................................
27,252
Net investment income (loss) .......................................................................................................................................................
33,519
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of ( $1 ) ) .................................................................................................. 9,505
Investments in affiliated funds ......................................................................................................................................... 8
Futures contracts .............................................................................................................................................................. 3,422
Foreign currency exchange contracts ............................................................................................................................... (590)
Foreign currency-related transactions .............................................................................................................................. 576
Net realized gain (loss) ................................................................................................................................................................
12,921
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $3,955) ...................................................... 487,255
Futures contracts .............................................................................................................................................................. 10,050
Foreign currency exchange contracts ............................................................................................................................... 73
Foreign currency-related transactions .............................................................................................................................. 1,690
Net change in unrealized appreciation (depreciation) ................................................................................................................. 499,068
Net realized and unrealized gain (loss) ........................................................................................................................................ 511,989
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 545,508

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 33,519 $ 73,550
Net realized gain (loss) ................................................................................................................ 12,921 (55,718)
Net change in unrealized appreciation (depreciation) ................................................................. 499,068 915,350
Net increase (decrease) in net assets from operations ....................................................................... 545,508 933,182
Distributions
To shareholders
Class A ..................................................................................................................................... (1,039) (766)
Class C ..................................................................................................................................... (94) (71)
Class M .................................................................................................................................... (36,216) (21,651)
Class S ...................................................................................................................................... (72,626) (55,061)
Net decrease in net assets from distributions ..................................................................................... (109,975) (77,549)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 124,761 280,722
Total Net Increase (Decrease) in Net Assets ...................................................................
560,294 1,136,355
Net Assets
Beginning of period ........................................................................................................................... 5,117,982 3,981,627
End of period ......................................................................................................................................
$ 5,678,276 $ 5,117,982

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 235
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 194 $ 2,866 537 $ 6,557
Proceeds from reinvestment of distributions 74 1,039 68 766
Payments for shares redeemed (179) (2,631) (531) (6,427)
Net increase (decrease)
89 1,274 74 896
Class C
Proceeds from shares sold 38 555 104 1,283
Proceeds from reinvestment of distributions 7 94 6 71
Payments for shares redeemed (81) (1,174) (213) (2,618)
Net increase (decrease)
(36) (525) (103) (1,264)
Class M
Proceeds from shares sold 25,632 371,100 23,002 285,282
Proceeds from reinvestment of distributions 2,558 36,068 1,902 21,547
Payments for shares redeemed (10,285) (153,279) (30,800) (374,749)
Net increase (decrease)
17,905 253,889 (5,896) (67,920)
Class S
Proceeds from shares sold 18,596 276,282 64,241 790,266
Proceeds from reinvestment of distributions 5,145 72,548 4,855 55,013
Payments for shares redeemed (32,864) (478,707) (39,726) (496,269)
Net increase (decrease)
(9,123) (129,877) 29,370 349,010
Total increase (decrease)
8,835 $ 124,761 23,445 $ 280,722

See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.23 11.85 10.03 9.05 12.48 9.53
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.07 .17 .17 .16 .17 .18
$ Net Realized and Unrealized Gain (Loss) 1.39 2.41 1.83 .94 (3.35) 2.92
$ Total from Investment Operations 1.46 2.58 2.00 1.10 (3.18) 3.10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.27) (.20) (.18) (.12) (.25) (.15)
$ Total Distributions (.27) (.20) (.18) (.12) (.25) (.15)
$ Net Asset Value, End of Period 15.42 14.23 11.85 10.03 9.05 12.48
% Total Return
(±)(ǿ)
10.45 22.21 20.06 12.13 (25.93) 32.74
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 60,161 54,241 44,295 29,757 23,630 27,480
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.36 1.36 1.39 1.38 1.38 1.38
% Expenses, Net
(Ƃ)(ɯ)
1.29 1.29 1.32 1.29 1.29 1.29
% Net Investment Income
(Ƃ)(ɯ)
.98 1.37 1.49 1.49 1.61 1.45
% Portfolio Turnover Rate
(ǿ)
18 29 31 56 68 48
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.04 11.68 9.88 8.92 12.30 9.41
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.02 .07 .08 .08 .09 .08
$ Net Realized and Unrealized Gain (Loss) 1.38 2.39 1.81 .93 (3.30) 2.89
$ Total from Investment Operations 1.40 2.46 1.89 1.01 (3.21) 2.97
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.10) (.09) (.05) (.17) (.08)
$ Total Distributions (.16) (.10) (.09) (.05) (.17) (.08)
$ Net Asset Value, End of Period 15.28 14.04 11.68 9.88 8.92 12.30
% Total Return
(ǿ)
10.08 21.28 19.21 11.29 (26.45) 31.65
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 8,812 8,607 8,360 8,005 7,485 9,172
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.11 2.11 2.15 2.13 2.13 2.13
% Expenses, Net
(Ƃ)(ɯ)
2.04 2.04 2.07 2.04 2.04 2.04
% Net Investment Income
(Ƃ)(ɯ)
.21 .60 .75 .74 .87 .68
% Portfolio Turnover Rate
(ǿ)
18 29 31 56 68 48

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.33 11.93 10.09 9.10 12.55 9.57
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.10 .22 .22 .20 .21 .23
$ Net Realized and Unrealized Gain (Loss) 1.39 2.41 1.83 .94 (3.37) 2.94
$ Total from Investment Operations 1.49 2.63 2.05 1.14 (3.16) 3.17
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.32) (.23) (.21) (.15) (.29) (.19)
$ Total Distributions (.32) (.23) (.21) (.15) (.29) (.19)
$ Net Asset Value, End of Period 15.50 14.33 11.93 10.09 9.10 12.55
% Total Return
(ǿ)
10.68 22.60 20.54 12.58 (25.68) 33.29
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,820,921 1,426,069 1,257,429 877,826 728,774 776,828
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.11 1.11 1.15 1.13 1.14 1.13
% Expenses, Net
(Ƃ)(ɯ)
.94 .94 .97 .94 .94 .94
% Net Investment Income
(Ƃ)(ɯ)
1.34 1.72 1.87 1.86 1.98 1.86
% Portfolio Turnover Rate
(ǿ)
18 29 31 56 68 48
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 14.31 11.92 10.08 9.10 12.54 9.57
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.09 .21 .20 .19 .20 .20
$ Net Realized and Unrealized Gain (Loss) 1.40 2.41 1.84 .93 (3.36) 2.94
$ Total from Investment Operations 1.49 2.62 2.04 1.12 (3.16) 3.14
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.30) (.23) (.20) (.14) (.28) (.17)
$ Total Distributions (.30) (.23) (.20) (.14) (.28) (.17)
$ Net Asset Value, End of Period 15.50 14.31 11.92 10.08 9.10 12.54
% Total Return
(ǿ)
10.63 22.44 20.44 12.35 (25.70) 33.04
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,788,382 3,629,065 2,671,543 2,136,757 1,781,840 2,032,628
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.11 1.11 1.15 1.13 1.13 1.13
% Expenses, Net
(Ƃ)(ɯ)
1.04 1.04 1.07 1.04 1.04 1.04
% Net Investment Income
(Ƃ)(ɯ)
1.22 1.63 1.77 1.75 1.87 1.68
% Portfolio Turnover Rate
(ǿ)
18 29 31 56 68 48

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 3,389,322
Administrative fees 214,811
Distribution fees 17,504
Shareholder servicing fees 1,786
Transfer agent fees 769,392
$ 4,392,815
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 136,089 $ 379,530 $ 387,518 $ 8 $ — $ 128,109 $ 2,682 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,277,863,409 $ 2,377,973,593 $ (87,385,335) $ 2,290,588,258

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 239
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.6%
Argentina - 1.3%
Corp. America Airports SA(Æ) 43,080 1,075
Vista Energy SAB de CV - ADR(Æ) 148,282 11,020
YPF SA - ADR(Æ) 152,149 6,871
18,966
Australia - 4.7%
Atlas Arteria, Ltd. 2,286,668 7,908
BHP Group, Ltd. 258,302 10,218
Dalrymple Bay Infrastructure, Ltd. 103,389 404
Fortescue, Ltd. 110,003 1,578
Glencore PLC(Æ) 1,692,784 13,113
Mineral Resources, Ltd.(Æ) 4,107 192
Paladin Energy, Ltd.(Æ) 149,316 1,253
Perenti , Ltd. 16,262 22
Qube Holdings, Ltd. 732,797 2,661
Rio Tinto PLC 61,409 6,135
Rio Tinto, Ltd. 12,512 1,512
Sandfire Resources, Ltd.(Æ) 45,714 556
Santos, Ltd. 91,830 528
South32, Ltd. Class B 337,987 1,003
Sunrise Energy Metals, Ltd.(Æ) 44,893 407
Transurban Group(Æ) 1,954,609 19,848
Woodside Energy Group, Ltd. 43,864 1,050
68,388
Austria - 0.1%
Mondi PLC 89,234 927
OMV AG 9,031 638
1,565
Brazil - 1.8%
Adecoagro SA 13,767 194
Axia Energia - ADR 75,132 943
Axia Energia - ADR(Æ) 19,747 238
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 38,004 1,278
Cia Energetica de Minas Gerais - ADR 225,906 569
Cia Paranaense de Energia - Copel - ADR 31,980 412
Klabin SA 834,084 2,944
Motiva Infraestrutura de Mobilidade SA 495,305 1,600
Petroleo Brasileiro SA - Petrobras 11,405 126
Petroleo Brasileiro SA - Petrobras - ADR 80,010 1,763
Petroreconcavo SA 196,177 514
PRIO SA(Æ) 119,355 1,601
Rumo SA 398,966 1,267
Sao Martinho S/A(Æ) 300,426 981
Suzano SA 249,943 2,213
Suzano SA - ADR 144,902 1,285
Ultrapar Participacoes SA - ADR 69,292 415
Vale SA 140,219 2,299
Vale SA Class B - ADR 133,978 2,192
Wheaton Precious Metals Corp. 16,897 2,134
Yara International ASA 17,391 1,012
25,980
Canada - 4.5%
Agnico Eagle Mines, Ltd. 19,847 3,732
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Algonquin Power & Utilities Corp. 462,411 2,900
AltaGas , Ltd. 18,171 681
Anaergia , Inc.(Æ) 184,272 430
ARC Resources, Ltd. 111,946 2,655
Barrick Mining Corp. 62,065 2,439
Baytex Energy Corp. 142,790 723
Canadian Natural Resources, Ltd. 66,585 3,178
Capstone Copper Corp.(Æ) 218,105 1,818
Cenovus Energy, Inc. 14,308 419
Enbridge, Inc. 92,658 5,139
Enerflex , Ltd. 56,123 1,506
Franco-Nevada Corp. Class T 9,445 2,179
Imperial Oil, Ltd. 18,672 2,501
Logan Energy Corp.(Æ) 25,659 19
NexGen Energy, Ltd.(Æ) 507,609 6,375
Nutrien , Ltd. 75,584 5,745
Parex Resources, Inc. 38,300 807
Pembina Pipeline Corp. 48,436 2,255
Precision Drilling Corp.(Æ) 6,938 647
South Bow Corp. Class W 9,265 317
Suncor Energy, Inc. 23,458 1,608
Tamarack Valley Energy, Ltd. 231,541 2,172
TC Energy Corp. 168,412 11,292
Teck Resources, Ltd. Class B 24,870 1,452
Vermilion Energy, Inc. 17,180 231
West Fraser Timber Co., Ltd. 11,014 697
Westshore Terminals Investment Corp. 12,192 319
Whitecap Resources, Inc. 188,210 2,221
66,457
Chile - 0.8%
Antofagasta PLC 29,173 1,435
Sociedad Quimica y Minera de Chile
SA - ADR 105,754 9,747
11,182
China - 1.5%
Anhui Expressway Co., Ltd. Class H 60,000 121
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 9,282,798 2,257
CGN Power Co., Ltd. Class H(Þ) 1,301,000 579
China Hongqiao Group, Ltd. 500 2
China Merchants Port Holdings Co., Ltd. 584,264 1,162
China Resources Gas Group, Ltd. 137,500 330
China Tower Corp., Ltd. Class H(Þ) 3,322,000 4,701
COSCO SHIPPING Ports, Ltd. 700,000 488
ENN Energy Holdings, Ltd. 329,541 2,572
Goldwind Science & Technology Co.,
Ltd. Class H 36,200 80
Guangdong Investment, Ltd. 338,000 353
Henan Shenhuo Coal Industry &
Electricity Power Co., Ltd. Class A 400,400 1,893
Jiangsu Expressway Co., Ltd. Class H 845,153 1,148
Shenzhen Expressway Corp., Ltd. Class
H 238,000 225
Shenzhen International Holdings, Ltd. 582,000 553
Western Mining Co., Ltd. Class A 417,901 1,839
Wilmar International, Ltd. 701,000 1,994

See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yuexiu Transport Infrastructure, Ltd. 148,000 75
Zhejiang Expressway Co., Ltd. Class H 1,092,000 1,083
Zijin Mining Group Co., Ltd. Class H 184,000 845
22,300
Congo, the Democratic Republic of the - 0.2%
Ivanhoe Mines, Ltd. Class A(Æ) 390,160 3,160
Denmark - 0.6%
Orsted A/S Class A(Æ)(Þ) 210,891 5,652
Vestas Wind Systems A/S 114,679 3,527
9,179
Faroe Islands - 0.2%
Bakkafrost P/F 48,568 2,422
Finland - 0.8%
Kemira Oyj 20,297 422
Neste Oyj 224,782 7,752
Stora Enso Oyj Class R 92,043 1,031
UPM- Kymmene Oyj 98,565 2,962
12,167
France - 2.8%
Aeroports de Paris SA 91,467 11,112
Eiffage SA 4,555 735
Engie SA 48,151 1,590
Eramet SA 2,144 148
Gaztransport Et Technigaz SA 1,455 354
Getlink SE 707,881 15,860
Rubis SCA 2,552 105
Technip Energies NV 20,026 947
TotalEnergies SE 47,337 4,408
Veolia Environnement SA 80,354 3,399
Vinci SA 17,153 2,595
41,253
Germany - 0.5%
E.ON SE 83,362 1,846
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 14,087 1,155
K+S AG 26,874 503
RWE AG 53,629 3,900
7,404
Ghana - 0.6%
Kosmos Energy, Ltd.(Æ) 2,889,929 8,901
Hong Kong - 0.4%
CLP Holdings, Ltd. 568,000 5,450
Hutchison Port Holdings Trust Class U 1,796,100 378
5,828
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC 50,401 672
India - 0.2%
Reliance Industries, Ltd. - GDR(Þ) 40,037 2,432
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iraq - 0.0%
United Energy Group, Ltd. 8,250,000 513
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 180,793 991
Israel - 0.1%
Equital , Ltd.(Æ) 4,594 198
ICL Group, Ltd. 80,378 432
Israel Corp., Ltd. 886 253
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 539
1,422
Italy - 0.8%
Enav SpA (Þ) 102,704 603
Enel SpA 220,044 2,567
Eni SpA 49,771 1,407
Hera SpA 1,295,738 6,117
Saipem SpA 172,990 935
11,629
Japan - 0.9%
Ebara Corp. 17,100 600
Inpex Corp. 35,000 913
Japan Airport Terminal Co., Ltd. 225,600 7,289
Japan Petroleum Exploration Co., Ltd. 57,900 850
JFE Holdings, Inc. 5,600 62
Kanadevia Corp. 2,500 19
Mitsubishi Materials Corp. 20,300 667
Modec , Inc. 9,100 755
Nippon Steel Corp. 150,000 550
Nittetsu Mining Co., Ltd. 22,600 353
Sumitomo Metal Mining Co., Ltd. 2,400 146
West Japan Railway Co. 72,300 1,310
13,514
Luxembourg - 0.2%
ArcelorMittal SA 37,979 2,167
Mexico - 2.6%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 15,422 1,635
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 12,760 3,214
Grupo Aeroportuario del Pacifico SAB de
CV Class B 763,655 19,157
Grupo Aeroportuario del Sureste SAB de
CV - ADR 9,459 2,893
Grupo Aeroportuario del Sureste SAB de
CV Class B 249,694 7,609
Grupo Mexico SAB de CV 88,818 972
Promotora y Operadora de Infraestructura
SAB de CV 156,053 2,471
Southern Copper Corp. 1,801 309
38,260
Netherlands - 0.0%
SBM Offshore NV 9,885 423

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 241
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.3%
Auckland International Airport, Ltd. 834,681 4,073
Norway - 0.7%
Aker BP ASA 54,746 2,149
Austevoll Seafood ASA 128,543 1,296
BlueNord ASA(Æ) 9,973 638
Borregaard ASA 22,679 373
DNO ASA 332,765 717
DOF Group ASA 50,961 758
Equinor ASA Class N 57,663 2,361
Frontline PLC 5,903 215
Norsk Hydro ASA 24,266 274
TGS ASA 56,809 929
Var Energi ASA 190,550 974
10,684
Poland - 0.1%
ORLEN SA 21,816 802
Portugal - 0.1%
Galp Energia SGPS SA Class B 31,265 733
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 415,700 1,083
SIA Engineering Co., Ltd. 112,100 278
1,361
South Africa - 0.8%
African Rainbow Minerals, Ltd. 10,037 135
Anglo American PLC 179,844 8,846
Gold Fields, Ltd. - ADR 38,878 1,652
Impala Platinum Holdings, Ltd. 12,039 167
Sibanye Stillwater, Ltd. 82,702 246
Thungela Resources, Ltd. 7,364 64
Valterra Platinum, Ltd. 11,831 946
12,056
South Korea - 0.1%
CS Wind Corp.(Æ) 15,267 738
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
POSCO Holdings, Inc. 3,313 1,034
1,772
Spain - 1.8%
Aena SME SA(Þ) 723,106 19,751
Iberdrola SA 241,778 5,667
Repsol SA 61,173 1,637
27,055
Sweden - 0.1%
Boliden AB 13,208 696
Svenska Cellulosa AB SCA Class B 94,077 1,072
1,768
Switzerland - 0.8%
Flughafen Zurich AG 35,354 10,041
SIG Group AG(Æ) 64,001 1,040
11,081
Thailand - 0.1%
Banpu PCL - NVDR 1,685,700 304
PTT Exploration & Production PCL 98,800 466
770
United Kingdom - 1.9%
EnQuest PLC 980,377 277
Harbour Energy PLC 1,837,915 7,335
National Grid PLC 777,164 13,902
Severn Trent PLC Class H 12,978 578
SSE PLC 18,079 651
United Utilities Group PLC 263,994 5,244
27,987
United States - 63.8%
Acadia Realty Trust(ö) 1,325 29
Advanced Drainage Systems, Inc. 14,555 2,172
Aemetis , Inc.(Æ) 66,933 211
AES Corp. (The) 37,935 548
AGCO Corp. 25,640 3,103
Agree Realty Corp.(ö) 142,231 10,967
Albemarle Corp. 57,145 11,240
Alexandria Real Estate Equities, Inc.(ö) 17,262 699
Alliant Energy Corp. 8,756 643
Amcor PLC 16,907 643
Ameresco, Inc. Class A(Æ) 115,092 3,406
American Assets Trust, Inc.(ö) 4,232 88
American Electric Power Co., Inc. 70,409 9,654
American Healthcare REIT, Inc.(ö) 113,105 5,743
American Homes 4 Rent Class A(ö) 93,829 2,988
Americold Realty Trust, Inc.(ö) 22,578 276
APA Corp. 6,596 269
Apple Hospitality REIT, Inc.(ö) 59,202 797
Archer-Daniels-Midland Co. 27,213 2,028
Array Technologies, Inc.(Æ) 693,006 5,364
Atmos Energy Corp. 4,584 871
AvalonBay Communities, Inc.(ö) 20,647 3,778
Avery Dennison Corp. 3,928 644
Baker Hughes Co. 6,537 455
BP PLC 1,875,856 14,807

See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brixmor Property Group, Inc.(ö) 324,149 9,754
Broadstone Net Lease, Inc.(ö) 32,806 650
Bunge Global SA 6,910 878
BXP, Inc.(ö) 16,835 984
California Resources Corp. 118,669 8,100
Camden Property Trust(ö) 100,741 10,580
CareTrust REIT, Inc.(ö) 221,288 8,730
CenterPoint Energy, Inc. 60,047 2,621
Centerspace (ö) 1,392 95
CF Industries Holdings, Inc. 8,863 1,101
Cheniere Energy, Inc. 56,056 15,413
Chevron Corp. 19,022 3,677
Chord Energy Corp. 4,937 719
Clean Energy Fuels Corp.(Æ) 370,281 852
CNH Industrial NV 26,282 282
CNX Resources Corp.(Æ) 22,415 872
ConocoPhillips 98,312 12,366
Consolidated Edison, Inc. 4,472 499
Constellation Energy Corp. 26,513 8,299
COPT Defense Properties(ö) 42,425 1,326
Corteva, Inc. 66,558 5,392
Coterra Energy, Inc. 14,399 517
Cousins Properties, Inc.(ö) 55,637 1,425
Crescent Energy Co. Class A 65,667 883
CSX Corp. 52,619 2,391
CubeSmart (ö) 48,382 1,959
Curbline Properties Corp.(ö) 69,938 1,930
Darling Ingredients, Inc.(Æ) 229,276 14,726
Deere & Co. 643 379
Diamondback Energy, Inc. 2,142 440
DiamondRock Hospitality Co.(ö) 27,431 280
Digital Realty Trust, Inc.(ö) 146,374 29,412
Diversified Healthcare Trust(ö) 57,035 430
Dominion Energy, Inc. 93,571 6,035
Douglas Emmett, Inc.(ö) 27,907 302
DT Midstream, Inc. 52,115 7,713
Duke Energy Corp. 105,534 13,672
Easterly Government Properties, Inc.(ö) 3,078 72
EastGroup Properties, Inc.(ö) 42,802 8,612
Elme Communities(ö) 14,560 32
Entergy Corp. 5,380 634
Enterprise Products Partners, LP 28,820 1,115
EOG Resources, Inc. 8,795 1,236
EPR Properties(ö) 10,519 587
EQT Corp. 15,500 931
Equinix, Inc.(ö) 51,859 56,155
Equity LifeStyle Properties, Inc. Class
A(ö) 22,439 1,420
Equity Residential(ö) 284,301 18,588
Essential Properties Realty Trust, Inc.(ö) 149,297 4,692
Essex Property Trust, Inc.(ö) 22,523 5,928
Evergy , Inc. 28,655 2,374
Eversource Energy 16,925 1,197
Exelon Corp. 57,043 2,623
Expand Energy Corp. 9,792 1,000
Extra Space Storage, Inc.(ö) 124,084 17,785
Exxon Mobil Corp. 43,638 6,735
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Farmland Partners, Inc.(ö) 34,149 367
Federal Realty Investment Trust(ö) 4,404 488
First Industrial Realty Trust, Inc.(ö) 119,119 7,387
First Solar, Inc.(Æ) 6,703 1,353
FirstEnergy Corp. 24,731 1,175
Four Corners Property Trust, Inc.(ö) 6,219 159
Freeport-McMoRan, Inc. 125,078 7,227
Gaming and Leisure Properties, Inc.(ö) 221,319 10,725
GFL Environmental, Inc. 38,094 1,528
Global Net Lease, Inc.(ö) 11,227 107
Green Plains, Inc.(Æ) 311,855 5,420
Gulfport Energy Corp.(Æ) 8,989 1,731
Halliburton Co. 31,579 1,336
Healthcare Realty Trust, Inc.(ö) 158,153 2,957
Healthpeak Properties, Inc.(ö) 250,478 4,050
Helmerich & Payne, Inc. 26,056 1,052
Highwoods Properties, Inc.(ö) 41,926 1,019
Host Hotels & Resorts, Inc.(ö) 641,991 13,565
Hyatt Hotels Corp. Class A 5,387 903
Independence Realty Trust, Inc.(ö) 15,310 250
Ingredion, Inc. 4,337 485
International Paper Co. 28,174 857
InvenTrust Properties Corp.(ö) 5,878 189
Invitation Homes, Inc.(ö) 289,610 8,332
Iron Mountain, Inc.(ö) 154,922 19,519
Janus Living, Inc.(ö) 152,924 4,013
Kilroy Realty Corp.(ö) 7,704 256
Kimco Realty Corp.(ö) 175,150 4,141
Kinder Morgan, Inc. 191,128 6,282
Kite Realty Group Trust(ö) 84,027 2,198
Lamar Advertising Co. Class A(ö) 28,442 3,920
Liberty Energy, Inc. Class A 51,762 1,749
Macerich Co. (The)(ö) 138,600 3,012
Magnolia Oil & Gas Corp. Class A 55,586 1,681
Matador Resources Co. 8,566 543
Mid-America Apartment Communities,
Inc.(ö) 41,180 5,320
Mosaic Co. (The) 30,917 719
National Health Investors, Inc.(ö) 5,771 444
National Storage Affiliates Trust(ö) 208,598 8,878
NETSTREIT Corp.(ö) 4,558 94
Newmont Corp. 46,380 5,152
NextEra Energy, Inc. 184,444 18,053
Nextpower , Inc. Class A(Æ) 22,315 2,658
NiSource, Inc. 21,022 1,015
NNN REIT, Inc.(ö) 2,151 94
Noble Corp. PLC 14,841 757
Norfolk Southern Corp. 3,128 988
Nucor Corp. 9,005 2,029
Omega Healthcare Investors, Inc.(ö) 107,926 5,069
ONEOK, Inc. 165,229 15,277
Outfront Media, Inc.(ö) 111,942 3,453
Ovintiv , Inc. 9,708 597
Packaging Corp. of America 2,804 599
Park Hotels & Resorts, Inc.(ö) 24,898 286
Patterson-UTI Energy, Inc. 36,518 446
Pebblebrook Hotel Trust(ö) 11,275 158

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 243
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Permian Resources Corp. Class A 20,008 433
PG&E Corp. 29,678 493
Phillips 66 640 115
Phillips Edison & Co., Inc.(ö) 13,007 522
Piedmont Realty Trust, Inc. Class A(Æ)
(ö) 167,467 1,400
Pinnacle West Capital Corp. 3,966 411
Prologis, Inc.(ö) 400,072 56,818
ProPetro Holding Corp.(Æ) 27,090 464
Public Service Enterprise Group, Inc. 102,741 8,390
Public Storage(ö) 38,751 11,720
Realty Income Corp.(ö) 509,725 32,745
Regal Rexnord Corp. 3,044 655
Regency Centers Corp.(ö) 144,023 11,212
Reliance, Inc. 1,301 472
Republic Services, Inc. Class A 9,647 2,018
REX American Resources Corp.(Æ) 12,676 615
Rexford Industrial Realty, Inc.(ö) 34,280 1,230
RLJ Lodging Trust(ö) 28,630 236
Ryman Hospitality Properties, Inc.(ö) 12,265 1,289
Sabra Health Care REIT, Inc.(ö) 34,397 711
SBA Communications Corp.(ö) 12,824 2,837
Select Water Solutions, Inc. Class A 21,426 358
Sempra 91,954 8,747
Shell PLC 363,094 16,483
Simon Property Group, Inc.(ö) 155,137 31,603
Sky Harbour Group Corp.(Æ) 30,932 327
SL Green Realty Corp.(ö) 110,474 4,685
SLB, Ltd. 5,364 305
SM Energy Co. 96,209 2,985
Smurfit WestRock PLC 25,629 974
SolarEdge Technologies, Inc.(Æ) 122,081 5,232
Southern Co. (The) 48,743 4,713
Steel Dynamics, Inc. 5,006 1,145
Summit Hotel Properties, Inc.(ö) 51,855 258
Sun Communities, Inc.(ö) 60,898 7,785
Sunrun, Inc.(Æ) 430,695 5,483
Sunstone Hotel Investors, Inc.(ö) 24,220 238
Tanger , Inc.(ö) 13,216 490
Targa Resources Corp. 41,661 10,835
Tenaris SA 50,308 1,608
Terreno Realty Corp.(ö) 14,195 926
TXNM Energy, Inc. 602 36
UDR, Inc.(ö) 27,499 999
UGI Corp. 64,819 2,339
UMH Properties, Inc.(ö) 19,824 308
Union Pacific Corp. 3,582 965
Urban Edge Properties(ö) 12,597 276
Valero Energy Corp. 1,355 342
Valmont Industries, Inc. 393 200
Ventas, Inc.(ö) 239,287 21,024
Veris Residential, Inc.(ö) 26,987 512
VICI Properties, Inc.(ö) 153,068 4,470
Vistra Corp. 7,371 1,163
Vornado Realty Trust(ö) 37,219 1,112
WEC Energy Group, Inc. 11,553 1,363
Welltower, Inc.(ö) 301,596 65,549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 88,682 2,175
Whitestone REIT Class B(ö) 29,192 553
Williams Cos., Inc. (The) 46,843 3,575
WP Carey, Inc.(ö) 31,278 2,281
Xcel Energy, Inc. 67,927 5,635
Xenia Hotels & Resorts, Inc.(ö) 19,880 323
Zurn Elkay Water Solutions Corp. 13,656 710
936,761
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 142,740 3,495
Total Common Stocks
(cost $929,913) 1,417,573
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
10.402% (Ÿ) 1,500,686 6,952
Petroleo Brasileiro SA - Petrobras
7.708% (Ÿ) 1,063,290 10,539
17,491
Russia - 0.0%
Surgutneftegas PAO
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $12,256) 17,491
Short-Term Investments - 1.9%
United States - 1.9%
U.S. Cash Management Fund(@) 28,880,955 (∞) 28,875
Total Short-Term Investments
(cost $28,874) 28,875
Total Investments - 99.7%
(identified cost $971,043) 1,463,939
Other Assets and Liabilities,
Net - 0.3%
3,895
Net Assets - 100.0%
1,467,834

See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.3%
Aena SME SA 04/22/20 EUR 723,106 17.29 12,502
19,751
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
579
China Tower Corp., Ltd. 03/03/25 HKD 3,322,000 1.43 4,742
4,701
Enav SpA 09/28/22 EUR 102,704 3.71 381
603
Orsted A/S 11/14/25 DKK 210,891 19.37 4,084
5,652
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 40,037 58.16 2,329 2,432
33,718
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 32 USD 11,590 06/26 781
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 781
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 18,966 $ — $ — $ — $ 18,966
Australia — 68,388 — — 68,388
Austria — 1,565 — — 1,565
Brazil 24,968 1,012 — — 25,980
Canada 66,457 — — — 66,457
Chile 9,747 1,435 — — 11,182
China — 22,300 — — 22,300
Congo, the Democratic Republic of the 3,160 — — — 3,160
Denmark — 9,179 — — 9,179
Faroe Islands — 2,422 — — 2,422
Finland — 12,167 — — 12,167
France — 41,253 — — 41,253
Germany — 7,404 — — 7,404
Ghana 8,901 — — — 8,901
Hong Kong — 5,828 — — 5,828
Hungary — 672 — — 672
India — 2,432 — — 2,432
Iraq — 513 — — 513
Isle of Man 991 — — — 991
Israel — 1,422 — — 1,422
Italy — 11,629 — — 11,629

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 245
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Japan — 13,514 — — 13,514
Luxembourg — 2,167 — — 2,167
Mexico 38,260 — — — 38,260
Netherlands — 423 — — 423
New Zealand — 4,073 — — 4,073
Norway — 10,684 — — 10,684
Poland — 802 — — 802
Portugal — 733 — — 733
Russia — — — — —
Singapore — 1,361 — — 1,361
South Africa 1,652 10,404 — — 12,056
South Korea — 1,772 — — 1,772
Spain — 27,055 — — 27,055
Sweden — 1,768 — — 1,768
Switzerland — 11,081 — — 11,081
Thailand — 770 — — 770
United Kingdom — 27,987 — — 27,987
United States 902,889 33,872 — — 936,761
Zambia 3,495 — — — 3,495
Preferred Stocks 17,491 — — — 17,491
Short-Term Investments — — — 28,875 28,875
Total Investments 1,096,977 338,087 — 28,875 1,463,939
Other Financial Instruments
Assets
Futures Contracts 781 — — — 781
Total Other Financial Instruments
*
$ 781 $ — $ — $ — $ 781
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 1,986 0.1
Consumer Staples ............................................................................... 9,296 0.6
Energy ................................................................................................ 181,931 12.4

See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Financial Services .............................................................................. 584,157 39.8
Materials and Processing ................................................................... 185,239 12.6
Producer Durables .............................................................................. 165,619 11.3
Technology ......................................................................................... 5,392 0.4
Utilities ............................................................................................... 283,953 19.4
Preferred Stocks
Energy ................................................................................................ 10,539 0.7
Financial Services .............................................................................. 6,952 0.5
Short-Term Investments .............................................................
28,875 1.9
Total Investments ............................................................................... 1,463,939 99.7

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 247
Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 781
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 29 $ —
Foreign currency exchange contracts — (155)
Total
$ 29 $ (155)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 497 $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 971,043
Investments, at fair value(>) ........................................................................................................................................................
1,463,939
Foreign currency holdings(^) ....................................................................................................................................................... 1,408
Receivables:
Dividends and interest ...................................................................................................................................................... 1,450
Dividends from affiliated funds ....................................................................................................................................... 80
Fund shares sold ............................................................................................................................................................... 1,825
From broker(a) ................................................................................................................................................................. 113
Variation margin on futures contracts .............................................................................................................................. 781
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
1,469,603
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 490
Accrued fees to affiliates .................................................................................................................................................. 1,150
Other accrued expenses .................................................................................................................................................... 129
Total liabilities ...........................................................................................................................................................
1,769
Net Assets ...............................................................................................................................................................
$ 1,467,834
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 435,203
Shares of beneficial interest .........................................................................................................................................................
930
Additional paid-in capital ............................................................................................................................................................
1,031,701
Net Assets ...............................................................................................................................................................
$ 1,467,834
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 28,875
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,404
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 113
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 15.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.68
Class A — Net assets ........................................................................................................................................................... $ 12,643,086
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 804,050
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 15.56
Class C — Net assets ........................................................................................................................................................... $ 1,428,446
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 91,808
Net asset value per share: Class M (#) .........................................................................................................................................
$ 15.79
Class M — Net assets .......................................................................................................................................................... $ 497,945,380
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 31,539,845
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 15.78
Class S — Net assets ............................................................................................................................................................ $ 955,817,440
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 60,575,216
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 249
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19,491
Dividend distributions from affiliated funds .................................................................................................................... 516
Interest .............................................................................................................................................................................. 18
Total investment income .............................................................................................................................................................
20,025
Expenses
Advisory fees ................................................................................................................................................................... 5,494
Administrative fees .......................................................................................................................................................... 308
Custodian fees .................................................................................................................................................................. 82
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 5
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 430
Transfer agent fees - Class S ............................................................................................................................................ 865
Professional fees .............................................................................................................................................................. 59
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ..................................................................................................................................................................... 60
Miscellaneous .................................................................................................................................................................. 106
Expenses before reductions .............................................................................................................................................. 7,519
Expense reductions .......................................................................................................................................................... (740)
Net expenses ................................................................................................................................................................................
6,779
Net investment income (loss) .......................................................................................................................................................
13,246
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 49,206
Futures contracts .............................................................................................................................................................. 29
Foreign currency exchange contracts ............................................................................................................................... (155)
Foreign currency-related transactions .............................................................................................................................. 272
Net realized gain (loss) ................................................................................................................................................................
49,352
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 187,626
Futures contracts .............................................................................................................................................................. 497
Foreign currency-related transactions .............................................................................................................................. 161
Net change in unrealized appreciation (depreciation) ................................................................................................................. 188,284
Net realized and unrealized gain (loss) ........................................................................................................................................ 237,636
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 250,882

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 13,246 $ 25,678
Net realized gain (loss) ................................................................................................................ 49,352 (8,754)
Net change in unrealized appreciation (depreciation) ................................................................. 188,284 61,689
Net increase (decrease) in net assets from operations ....................................................................... 250,882 78,613
Distributions
To shareholders
Class A ..................................................................................................................................... (298) (218)
Class C ..................................................................................................................................... (26) (13)
Class M .................................................................................................................................... (12,764) (6,543)
Class S ...................................................................................................................................... (24,389) (15,838)
Net decrease in net assets from distributions ..................................................................................... (37,477) (22,612)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 56,301 93,166
Total Net Increase (Decrease) in Net Assets ...................................................................
269,706 149,167
Net Assets
Beginning of period ........................................................................................................................... 1,198,128 1,048,961
End of period ......................................................................................................................................
$ 1,467,834 $ 1,198,128

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 251
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 55 $ 778 160 $ 2,012
Proceeds from reinvestment of distributions 23 298 18 218
Payments for shares redeemed (39) (572) (259) (3,227)
Net increase (decrease)
39 504 (81) (997)
Class C
Proceeds from shares sold 8 108 18 224
Proceeds from reinvestment of distributions 2 26 1 13
Payments for shares redeemed (8) (106) (23) (287)
Net increase (decrease)
2 28 (4) (50)
Class M
Proceeds from shares sold 7,560 106,044 6,626 83,096
Proceeds from reinvestment of distributions 963 12,728 544 6,510
Payments for shares redeemed (2,503) (36,261) (8,446) (108,400)
Net increase (decrease)
6,020 82,511 (1,276) (18,794)
Class S
Proceeds from shares sold 4,821 68,959 16,988 216,279
Proceeds from reinvestment of distributions 1,840 24,291 1,319 15,774
Payments for shares redeemed (8,525) (119,992) (9,555) (119,046)
Net increase (decrease)
(1,864) (26,742) 8,752 113,007
Total increase (decrease)
4,197 $ 56,301 7,391 $ 93,166

See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.43 12.83 10.77 11.51 13.28 9.11
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.12 .26 .26 .31 .31 .17
$ Net Realized and Unrealized Gain (Loss) 2.55 .59 2.04 (.69) (1.85) 4.18
$ Total from Investment Operations 2.67 .85 2.30 (.38) (1.54) 4.35
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.38) (.25) (.24) (.36) (.23) (.18)
$ Total Distributions (.38) (.25) (.24) (.36) (.23) (.18)
$ Net Asset Value, End of Period 15.72 13.43 12.83 10.77 11.51 13.28
% Total Return
(±)(ǿ)
20.53 6.85 21.49 (3.51) (11.76) 48.29
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 12,643 10,271 10,859 6,654 6,073 5,370
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.40 1.41 1.42 1.42 1.42 1.42
% Expenses, Net
(Ƃ)(ɯ)
1.32 1.32 1.33 1.33 1.33 1.33
% Net Investment Income
(Ƃ)(ɯ)
1.75 2.09 2.15 2.62 2.47 1.44
% Portfolio Turnover Rate
(ǿ)
27 44 42 50 43 40
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.25 12.64 10.62 11.39 13.15 9.04
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.07 .17 .17 .22 .22 .08
$ Net Realized and Unrealized Gain (Loss) 2.53 .58 2.00 (.69) (1.83) 4.16
$ Total from Investment Operations 2.60 .75 2.17 (.47) (1.61) 4.24
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.29) (.14) (.15) (.30) (.15) (.13)
$ Total Distributions (.29) (.14) (.15) (.30) (.15) (.13)
$ Net Asset Value, End of Period 15.56 13.25 12.64 10.62 11.39 13.15
% Total Return
(ǿ)
20.13 6.09 20.56 (4.30) (12.40) 47.21
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,429 1,189 1,188 960 828 531
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.15 2.16 2.17 2.17 2.17 2.17
% Expenses, Net
(Ƃ)(ɯ)
2.07 2.07 2.08 2.08 2.08 2.08
% Net Investment Income
(Ƃ)(ɯ)
1.00 1.33 1.46 1.90 1.74 .65
% Portfolio Turnover Rate
(ǿ)
27 44 42 50 43 40

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 253
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.50 12.89 10.82 11.56 13.33 9.13
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.15 .31 .31 .35 .36 .22
$ Net Realized and Unrealized Gain (Loss) 2.57 .58 2.04 (.69) (1.85) 4.20
$ Total from Investment Operations 2.72 .89 2.35 (.34) (1.49) 4.42
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.43) (.28) (.28) (.40) (.28) (.22)
$ Total Distributions (.43) (.28) (.28) (.40) (.28) (.22)
$ Net Asset Value, End of Period 15.79 13.50 12.89 10.82 11.56 13.33
% Total Return
(ǿ)
20.76 7.19 21.85 (3.17) (11.42) 48.95
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 497,945 344,583 345,440 254,716 255,604 255,918
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.15 1.16 1.17 1.17 1.17 1.17
% Expenses, Net
(Ƃ)(ɯ)
.97 .97 .98 .98 .98 .98
% Net Investment Income
(Ƃ)(ɯ)
2.10 2.44 2.52 2.97 2.84 1.79
% Portfolio Turnover Rate
(ǿ)
27 44 42 50 43 40
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 13.49 12.88 10.81 11.55 13.32 9.13
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.14 .30 .30 .34 .35 .20
$ Net Realized and Unrealized Gain (Loss) 2.56 .58 2.04 (.70) (1.86) 4.19
$ Total from Investment Operations 2.70 .88 2.34 (.36) (1.51) 4.39
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.41) (.27) (.27) (.38) (.26) (.20)
$ Total Distributions (.41) (.27) (.27) (.38) (.26) (.20)
$ Net Asset Value, End of Period 15.78 13.49 12.88 10.81 11.55 13.32
% Total Return
(ǿ)
20.64 7.12 21.77 (3.28) (11.51) 48.63
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 955,817 842,085 691,474 514,565 540,826 532,442
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.15 1.16 1.17 1.17 1.17 1.17
% Expenses, Net
(Ƃ)(ɯ)
1.07 1.07 1.08 1.08 1.08 1.08
% Net Investment Income
(Ƃ)(ɯ)
2.00 2.34 2.44 2.87 2.74 1.66
% Portfolio Turnover Rate
(ǿ)
27 44 42 50 43 40

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 894,981
Administrative fees 55,231
Distribution fees 3,423
Shareholder servicing fees 289
Transfer agent fees 195,594
$ 1,149,518
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,821 $ 77,327 $ 74,273 $ — $ — $ 28,875 $ 516 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 979,677,217 $ 502,420,655 $ (17,378,138) $ 485,042,517

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 255
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.8%
Asset-Backed Securities - 2.1%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 656 490
CLI Funding LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 832 780
Series 2021-1A Class A
1.640% due 02/18/46 (Þ) 461 426
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 51 43
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 158 121
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 874
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 527
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 256 233
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 63 59
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 929 716
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 371 337
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 113 105
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 43 38
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 150 124
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 170 134
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 453 346
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 286 199
Navesink CLO, Ltd.
Series 2026-2A Class CR
5.723% due 01/15/36 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 350 347
Series 2026-5A Class C
5.557% due 03/31/39 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,000 999
Series 2026-5A Class D1
6.757% due 03/31/39 (CME Term
SOFR 3 Month + 3.050%)(Ê)(Þ) 1,000 1,001
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 76 71
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 364
Planet Fitness Master Issuer LLC
Series 2025-1A Class A2I
5.274% due 12/06/55 (Þ) 200 195
Sabal Issuer LLC
Series 2026-1A Class A1
6.000% due 05/02/61 (Þ) 1,440 1,420
Sixth Street CLO, Ltd.
Series 2026-32A Class C
5.613% due 04/21/39 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 1,050 1,050
SMB Private Education Loan Trust
Series 2025-A Class A1A
5.130% due 04/15/54 (Þ) 1,009 1,012
SoFi Professional Loan Program LLC
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 558
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 908
SoFi Professional Loan Program Trust
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 205
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 506
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 519 514
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 573 488
Sunnova Helios II Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 739 709
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 500 470
Sunnova Helios IV Issuer LLC
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 293 264
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 291 254
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 650 523
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 344 343
Sunrun Xanadu Issuer LLC
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 292 277
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 914
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 714 680

See accompanying notes which are an integral part of the financial statements.
256 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 442 449
20,124
Corporate Bonds and Notes - 32.1%
Consumer Discretionary - 8.1%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 122
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 1,030 1,053
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 (Þ) 374 315
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 743 742
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 901 921
Aramark
5.000% due 02/01/28 (Þ) 182 182
Bath & Body Works, Inc.
6.950% due 03/01/33 654 636
BCPE Flavor Debt Merger Sub LLC /
BCPE Flavor Issuer, Inc.
9.500% due 07/01/32 (Þ) 960 829
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 502 552
Boyd Gaming Corp.
4.750% due 12/01/27 192 191
4.750% due 06/15/31 (Þ) 318 307
Carnival Corp.
4.000% due 08/01/28 (Þ) 163 159
Carvana Co.
9.000% due 06/01/31 (Þ) 2,316 2,562
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 758 719
4.250% due 01/15/34 (Þ) 1,055 885
7.375% due 02/01/36 (Þ) 151 148
Series DMTN
5.000% due 02/01/28 (Þ) 1,632 1,615
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 132 130
2.250% due 01/15/29 663 620
Choice Hotels International, Inc.
3.700% due 12/01/29 632 606
CMG Media Corp.
8.875% due 06/18/29 (Þ) 999 890
Comcast Corp.
2.887% due 11/01/51 64 37
CSC Holdings LLC
11.750% due 01/31/29 (Þ) 520 372
4.625% due 12/01/30 (Þ) 243 86
Darden Restaurants, Inc.
4.550% due 10/15/29 326 325
Directv Financing LLC
8.875% due 02/01/30 (Þ) 707 719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 2,084 2,085
10.000% due 02/15/31 (Þ) 596 620
Discovery Communications LLC
6.350% due 06/01/40 1,241 972
Series *
4.125% due 05/15/29 565 551
Discovery Global Holdings, Inc.
4.279% due 03/15/32 1,411 1,139
Series *
4.054% due 03/15/29 1,124 1,094
5.050% due 03/15/42 459 329
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 453 449
5.750% due 12/01/28 (Þ) 453 445
EchoStar Corp.
3.875% due 11/30/30 101 378
6.750% due 11/30/30 417 423
Series .
10.750% due 11/30/29 1,546 1,677
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 530 532
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 560 559
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 796 775
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 155 153
Ford Motor Co.
7.400% due 11/01/46 265 273
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 526 528
Fox Corp.
4.709% due 01/25/29 179 179
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 546 518
Gates Corp.
6.875% due 07/01/29 (Þ) 148 152
Gee Automotive Holdings LLC
7.250% due 03/01/31 (Þ) 856 867
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 118
Genting New York LLC / GENNY
Capital, Inc.
7.250% due 10/01/29 (Þ) 667 678
Hilton Grand Vacations Borrower LLC
/ Hilton Grand Vacations Borrower,
Inc.
4.875% due 07/01/31 (Þ) 822 760
6.625% due 01/15/32 (Þ) 150 152
HNI Corp.
5.125% due 01/18/29 (Þ) 1,219 1,203
Hyatt Hotels Corp.
4.375% due 09/15/28 42 42
5.250% due 06/30/29 341 346
iHeartCommunications, Inc.
4.750% due 01/15/28 (Þ) 375 359

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 257
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.125% due 05/01/29 (Þ) 550 550
Jacobs Entertainment, Inc.
6.750% due 02/15/29 (Þ) 1,089 1,066
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 1,049 1,088
Kohl's Corp.
5.125% due 05/01/31 775 634
5.550% due 07/17/45 580 350
Lamar Media Corp.
3.750% due 02/15/28 157 154
Las Vegas Sands Corp.
3.900% due 08/08/29 650 627
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 382 381
3.750% due 01/15/28 (Þ) 155 152
Macy's Retail Holdings LLC
4.500% due 12/15/34 407 355
5.125% due 01/15/42 269 204
4.300% due 02/15/43 286 192
Marriott International, Inc.
5.550% due 10/15/28 162 166
4.875% due 05/15/29 356 360
Mattel, Inc.
3.750% due 04/01/29 (Þ) 223 217
McDonald's Corp.
Series MTN
5.700% due 02/01/39 66 68
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 119 116
Michaels Cos., Inc.(The)
8.500% due 03/15/33 (Þ) 772 762
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 667 652
Murphy Oil USA, Inc.
5.625% due 05/01/27 480 480
3.750% due 02/15/31 (Þ) 164 153
NCL Corp, Ltd.
0.875% due 04/15/30 530 559
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 526 532
9.500% due 02/15/33 (Þ) 650 651
New Home Co., Inc. (The)
8.500% due 11/01/30 (Þ) 299 306
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 650 679
6.375% due 05/15/30 695 681
7.375% due 04/01/36 1,149 1,095
7.500% due 04/01/46 863 743
Nexstar Media Group, Inc.
4.750% due 11/01/28 (Þ) 1,320 1,300
6.500% due 09/15/33 (Þ) 1,529 1,541
Nordstrom, Inc.
6.950% due 03/15/28 778 794
4.375% due 04/01/30 461 438
4.250% due 08/01/31 495 456
5.000% due 01/15/44 1,008 706
Paramount Global
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 06/01/29 763 735
4.375% due 03/15/43 470 300
5.850% due 09/01/43 417 307
5.250% due 04/01/44 996 676
4.600% due 01/15/45 157 98
4.950% due 05/19/50 1,813 1,140
Penn Entertainment, Inc.
6.750% due 04/01/31 (Þ) 446 442
Phinia, Inc.
6.625% due 10/15/32 (Þ) 1,046 1,075
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 881 899
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 2,173 1,944
8.450% due 07/27/30 (Þ) 160 158
4.625% due 04/06/31 (Þ) 1,170 989
Sabre Financial Borrower LLC
11.125% due 06/15/29 (Þ) 537 551
Sabre GLBL, Inc.
7.320% due 08/01/26 276 279
10.750% due 11/15/29 (Þ) 398 346
10.750% due 03/15/30 (Þ) 294 254
11.125% due 07/15/30 (Þ) 88 76
Sekisui House US, Inc.
3.850% due 01/15/30 430 410
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 477 432
Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
6.500% due 10/01/28 540 541
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium
Operations LLC
8.625% due 01/15/32 (Þ) 324 330
Six Flags Entertainment Corp./Six
Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625% due 05/01/32 (Þ) 746 759
Somnigroup International, Inc.
4.000% due 04/15/29 (Þ) 158 153
3.875% due 10/15/31 (Þ) 154 142
Staples, Inc.
10.750% due 09/01/29 (Þ) 753 721
12.750% due 01/15/30 (Þ) 255 192
Starbucks Corp.
3.750% due 12/01/47 74 55
Station Casinos LLC
4.625% due 12/01/31 (Þ) 229 215
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 570 548
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 (Þ) 151 152
Thor Industries, Inc.
4.000% due 10/15/29 (Þ) 160 151
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 991 1,122

See accompanying notes which are an integral part of the financial statements.
258 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Cable LLC
6.750% due 06/15/39 69 68
Toll Brothers Finance Corp.
3.800% due 11/01/29 299 291
Travel + Leisure Co.
6.000% due 04/01/27 504 505
Tri Pointe Homes, Inc.
5.700% due 06/15/28 152 153
Under Armour, Inc.
3.250% due 06/15/26 337 336
United Airlines Holdings, Inc.
4.875% due 03/01/29 614 606
Univision Communications, Inc.
8.875% due 04/15/33 (Þ) 224 225
VF Corp.
6.000% due 10/15/33 250 251
6.450% due 11/01/37 1,074 1,035
Viking Cruises, Ltd.
5.875% due 10/15/33 (Þ) 673 674
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 321
Whirlpool Corp.
2.400% due 05/15/31 1,189 960
4.700% due 05/14/32 599 526
5.500% due 03/01/33 554 499
5.750% due 03/01/34 121 109
4.500% due 06/01/46 408 274
4.600% due 05/15/50 428 288
Series MTN
5.150% due 03/01/43 251 188
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 668 635
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 (Þ) 155 152
Yum! Brands, Inc.
3.625% due 03/15/31 345 321
6.875% due 11/15/37 358 394
5.350% due 11/01/43 233 221
78,511
Consumer Staples - 2.3%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.625% due 03/31/32 (Þ) 153 151
6.250% due 03/15/33 (Þ) 151 152
5.750% due 03/31/34 (Þ) 738 719
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 796 761
Altria Group, Inc.
5.800% due 02/14/39 69 70
APi Group DE, Inc.
4.125% due 07/15/29 (Þ) 161 157
Avery Dennison Corp.
4.875% due 12/06/28 117 118
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.000% due 02/15/31 (Þ) 150 151
Chobani LLC / Chobani Finance Corp.,
Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 04/15/34 (Þ) 339 346
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 123
Coca-Cola Co. (The)
2.750% due 06/01/60 896 511
Conagra Brands, Inc.
1.375% due 11/01/27 137 131
4.850% due 11/01/28 506 507
Constellation Brands, Inc.
2.250% due 08/01/31 692 611
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 185 187
Darling Ingredients, Inc.
5.250% due 04/15/27 (Þ) 116 116
Flowers Foods, Inc.
2.400% due 03/15/31 595 510
Grand Canyon University
5.125% due 10/01/28 765 759
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 762 720
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 970 —
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 (Þ) 149 151
JM Smucker Co. (The)
6.500% due 11/15/43 67 70
Keurig Dr Pepper, Inc.
4.350% due 05/15/28 517 515
4.597% due 05/25/28 220 220
Kraft Heinz Foods Co.
4.625% due 01/30/29 131 131
Kroger Co. (The)
3.950% due 01/15/50 143 106
Mondelez International, Inc.
2.625% due 09/04/50 114 67
NESCO Holdings II, Inc.
5.500% due 04/15/29 (Þ) 2,325 2,313
Performance Food Group, Inc.
4.250% due 08/01/29 (Þ) 157 152
6.125% due 09/15/32 (Þ) 148 150
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 605 440
Series USD
6.125% due 09/30/32 1,102 1,038
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 748 724
6.500% due 03/15/36 (Þ) 304 302
Prestige Brands, Inc.
5.125% due 01/15/28 (Þ) 177 177
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 273 266
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 1,102 1,077
RRD Intermediate Holdings, Inc.
12.000% due 12/01/30 (Þ) 239 244
Safeway, Inc.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 259
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/01/31 759 799
Service Corp. International
7.500% due 04/01/27 149 152
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 613 619
3.000% due 10/15/30 (Þ) 131 120
Sysco Corp.
3.150% due 12/14/51 853 530
Turning Point Brands, Inc.
7.625% due 03/15/32 (Þ) 250 258
Tyson Foods, Inc.
4.350% due 03/01/29 737 735
United Rentals NA, Inc.
3.875% due 11/15/27 623 614
6.000% due 12/15/29 (Þ) 629 640
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 1,985 1,964
US Foods, Inc.
6.875% due 09/15/28 (Þ) 148 151
4.750% due 02/15/29 (Þ) 153 151
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 780 763
Williams Scotsman, Inc.
4.625% due 08/15/28 (Þ) 188 186
6.625% due 04/15/30 (Þ) 149 153
22,778
Energy - 4.2%
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
5.750% due 01/15/28 (Þ) 286 286
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 90
APA Corp.
Series .
4.750% due 04/15/43 118 93
Boardwalk Pipelines, LP
4.800% due 05/03/29 728 730
Buckeye Partners, LP
4.125% due 12/01/27 1,142 1,127
6.750% due 08/15/33 90 95
5.850% due 11/15/43 253 232
5.600% due 10/15/44 193 171
California Resources Corp.
7.000% due 01/15/34 (Þ) 454 463
CNX Midstream Partners, LP
4.750% due 04/15/30 (Þ) 158 153
CNX Resources Corp.
7.250% due 03/01/32 (Þ) 147 153
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,038 1,026
Crescent Energy Finance LLC
7.875% due 04/15/32 (Þ) 155 161
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 431 429
DBR Land Holdings LLC
6.250% due 12/01/30 (Þ) 138 141
DCP Midstream Operating, LP
5.125% due 05/15/29 114 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diamondback Energy, Inc.
5.900% due 04/18/64 456 440
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 652 638
El Paso Natural Gas Co. LLC
Series *
8.375% due 06/15/32 52 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 63
Energy Transfer, LP
6.850% due 02/15/40 113 120
7.125% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.829%)(Ê) 553 568
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 589 590
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 638 636
EQT Corp.
3.900% due 10/01/27 87 86
7.000% due 02/01/30 355 379
Expand Energy Corp.
4.750% due 02/01/32 175 172
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 335 351
8.000% due 05/15/33 394 414
6.750% due 03/15/34 260 262
Global Marine, Inc.
7.000% due 06/01/28 595 600
Global Partners, LP / GLP Finance
Corp.
7.125% due 07/01/33 (Þ) 70 72
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 115 113
Gulfport Energy Operating Corp.
6.750% due 09/01/29 (Þ) 598 614
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,215
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 1,083 1,088
6.875% due 05/15/34 (Þ) 184 185
7.250% due 02/15/35 (Þ) 891 908
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 692 682
Kodiak Gas Services LLC
5.875% due 04/01/31 (Þ) 290 292
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp.
6.875% due 12/01/32 (Þ) 148 153
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 634 630
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 (Þ) 789 799
MPLX, LP
4.800% due 02/15/29 513 517

See accompanying notes which are an integral part of the financial statements.
260 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Murphy Oil Corp.
5.875% due 12/01/42 377 327
NGL Energy Operating LLC / NGL
Energy Finance Corp.
8.125% due 02/15/29 (Þ) 1,059 1,098
8.375% due 02/15/32 (Þ) 775 813
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 119
Occidental Petroleum Corp.
6.450% due 09/15/36 119 128
Oceaneering International, Inc.
6.000% due 02/01/28 654 661
ONEOK, Inc.
4.350% due 03/15/29 739 734
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 1,057 1,044
4.800% due 05/15/30 (Þ) 544 530
7.500% due 07/15/38 (Þ) 197 207
6.875% due 04/15/40 (Þ) 417 421
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 643 637
SM Energy Co.
6.625% due 01/15/27 1,103 1,103
8.750% due 07/01/31 (Þ) 1,048 1,099
9.625% due 06/15/33 (Þ) 542 604
Summit Midstream Holdings LLC
8.625% due 10/31/29 (Þ) 112 117
SunCoke Energy, Inc.
4.875% due 06/30/29 (Þ) 308 285
Sunoco, LP
5.875% due 07/15/27 (Þ) 1,107 1,108
5.625% due 03/15/31 (Þ) 171 172
6.625% due 08/15/32 (Þ) 734 750
5.875% due 03/15/34 (Þ) 1,188 1,183
Talos Production, Inc.
9.375% due 02/01/31 (Þ) 315 335
Targa Resources Corp.
4.350% due 01/15/29 479 477
6.150% due 03/01/29 139 145
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 73
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 524 523
Transocean International, Ltd.
7.500% due 04/15/31 565 582
6.800% due 03/15/38 667 648
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 226
4.125% due 08/15/31 (Þ) 269 252
3.875% due 11/01/33 (Þ) 470 419
Venture Global LNG, Inc.
8.125% due 06/01/28 (Þ) 1,067 1,091
9.875% due 02/01/32 (Þ) 353 379
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36 (Þ) 823 875
WBI Operating LLC
6.250% due 10/15/30 (Þ) 537 545
6.500% due 10/15/33 (Þ) 537 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 202 206
6.750% due 10/15/33 (Þ) 659 683
Western Midstream Operating, LP
4.500% due 03/01/28 104 104
6.350% due 01/15/29 613 638
Williams Cos., Inc. (The)
4.900% due 03/15/29 221 223
7.750% due 06/15/31 343 389
XTO Energy, Inc.
6.750% due 08/01/37 448 511
41,121
Financial Services - 5.9%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 629 629
Aircastle, Ltd.
6.500% due 07/18/28 (Þ) 131 136
American Assets Trust, LP
3.375% due 02/01/31 116 106
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 706 706
Arbor Realty SR, Inc.
8.500% due 12/15/28 (Þ) 479 475
7.875% due 07/15/30 (Þ) 760 717
Ares Capital Corp.
2.875% due 06/15/28 235 224
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 616 653
Asurion LLC and Asurion Co.-Issuer,
Inc.
8.000% due 12/31/32 (Þ) 1,260 1,317
8.375% due 02/01/34 (Þ) 1,093 1,079
Atlanticus Holdings Corp.
9.750% due 09/01/30 (Þ) 804 796
Baldwin Insurance Group Holdings
LLC / Baldwin Insurance Group
Holdings Finance
7.125% due 05/15/31 (Þ) 148 150
Barings BDC, Inc.
7.000% due 02/15/29 708 720
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 123
BGC Group, Inc.
6.150% due 04/02/30 708 725
BlackRock TCP Capital Corp.
6.950% due 05/30/29 300 297
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 (Þ) 108 115
Blackstone Secured Lending Fund
5.300% due 06/30/30 244 238
Block Financial LLC
2.500% due 07/15/28 666 631
Blue Owl Capital Corp.
2.875% due 06/11/28 142 133
Brandywine Operating Partnership, LP
8.300% due 03/15/28 1,013 1,053
4.550% due 10/01/29 405 377

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bread Financial Holdings, Inc.
8.375% due 06/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.300%)(Ê)(Þ) 751 786
Brighthouse Financial, Inc.
3.850% due 12/22/51 155 90
Brown & Brown, Inc.
4.500% due 03/15/29 117 117
Burford Capital Global Finance LLC
6.875% due 04/15/30 (Þ) 782 726
7.500% due 07/15/33 (Þ) 168 138
8.500% due 01/15/34 (Þ) 158 134
Capital One Financial Corp.
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 629 542
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 214
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 646 626
Citigroup, Inc.
4.542% due 09/19/30 (SOFR +
1.338%)(Ê) 731 728
CNO Financial Group, Inc.
5.250% due 05/30/29 630 632
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 1,161 1,113
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 627 636
CPI CG, Inc.
10.000% due 07/15/29 (Þ) 109 115
Credit Acceptance Corp.
6.625% due 03/15/30 (Þ) 766 763
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 646 630
Diversified Healthcare Trust
4.750% due 02/15/28 640 622
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 873 945
Enact Holdings, Inc.
6.250% due 05/28/29 611 631
Encore Capital Group, Inc.
6.625% due 04/15/31 (Þ) 565 574
Enova International, Inc.
11.250% due 12/15/28 (Þ) 272 287
9.125% due 08/01/29 (Þ) 737 772
EPR Properties
4.950% due 04/15/28 635 635
Equifax, Inc.
5.100% due 06/01/28 113 114
Essent Group, Ltd.
6.250% due 07/01/29 597 617
F&G Annuities & Life, Inc.
7.400% due 01/13/28 594 606
Fifth Third Bancorp
8.250% due 03/01/38 83 100
First Citizens Bank & Trust Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 03/09/28 609 624
Five Point Operating Co., LP
8.000% due 10/01/30 (Þ) 738 757
FS KKR Capital Corp.
3.250% due 07/15/27 59 57
3.125% due 10/12/28 148 139
6.875% due 08/15/29 405 404
6.125% due 01/15/30 158 153
Genworth Holdings, Inc.
6.500% due 06/15/34 165 166
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 830 810
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 530 537
4.000% due 01/15/31 99 94
Goldman Sachs BDC, Inc.
5.650% due 09/09/30 752 739
Golub Capital BDC, Inc.
7.050% due 12/05/28 142 146
Highwoods Realty, LP
4.200% due 04/15/29 122 119
Howard Hughes Corp. (The)
4.125% due 02/01/29 (Þ) 158 152
4.375% due 02/01/31 (Þ) 162 152
Hudson Pacific Properties, LP
4.650% due 04/01/29 736 659
3.250% due 01/15/30 564 482
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
5.250% due 05/15/27 866 857
9.750% due 01/15/29 763 767
10.000% due 11/15/29 (Þ) 1,048 1,058
9.000% due 06/15/30 563 542
ION Platform Finance US, Inc.
7.875% due 09/30/32 (Þ) 200 155
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 275 271
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 762
9.500% due 02/15/29 (Þ) 351 369
8.250% due 05/15/30 (Þ) 827 865
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 182
KeyBank National Association
Series BKNT
6.950% due 02/01/28 598 620
Kilroy Realty, LP
4.250% due 08/15/29 645 625
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 51 57
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 651 634
Millrose Properties, Inc.
6.250% due 09/15/32 (Þ) 338 340
Navient Corp.
Series MTN
5.625% due 08/01/33 869 739

See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
North Haven Private Income Fund LLC
5.750% due 02/01/30 630 615
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 611 622
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 103 103
3.625% due 10/01/29 550 529
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 151 153
Piedmont Operating Partnership, LP
6.875% due 07/15/29 592 621
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 203
5.000% due 10/01/29 (Þ) 991 940
8.875% due 01/31/30 (Þ) 994 1,028
Prospect Capital Corp.
3.437% due 10/15/28 860 764
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 135 134
Rithm Capital Corp.
8.000% due 04/01/29 (Þ) 587 590
8.000% due 07/15/30 (Þ) 623 623
Rocket Cos., Inc.
6.125% due 08/01/30 (Þ) 622 632
6.375% due 08/01/33 (Þ) 613 622
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 616 638
Service Properties Trust
4.950% due 02/15/27 35 35
3.950% due 01/15/28 467 453
4.950% due 10/01/29 901 844
4.375% due 02/15/30 762 686
8.875% due 06/15/32 767 787
SiriusPoint, Ltd.
7.000% due 04/05/29 698 731
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 615 623
Stonebriar ABF Issuer LLC
8.125% due 12/15/30 (Þ) 629 660
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 149 154
Synchrony Financial
5.150% due 03/19/29 624 625
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 275
Velocity Commercial Capital Loan
Trust
9.375% due 02/15/31 (Þ) 149 154
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 01/15/28 (Þ) 126 125
Vornado Realty, LP
2.150% due 06/01/26 287 286
3.400% due 06/01/31 455 413
Voya Financial, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 119 115
Webster Financial Corp.
4.100% due 03/25/29 751 734
Wilton RE, Ltd.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.266%)(Ê)(ƒ)(Þ) 688 670
Zions Bancorp NA
3.250% due 10/29/29 91 85
57,598
Health Care - 3.1%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 3,142 3,245
Acadia Healthcare Co., Inc.
5.500% due 07/01/28 (Þ) 559 555
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 352 340
5.125% due 03/01/30 (Þ) 158 154
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 787 781
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 122 116
Bausch Health Americas, Inc.
8.500% due 01/31/27 (Þ) 251 250
BellRing Brands, Inc.
7.000% due 03/15/30 (Þ) 746 757
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/34 (Þ) 254 252
Centene Corp.
4.250% due 12/15/27 68 67
2.500% due 03/01/31 1,896 1,648
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 457
6.125% due 04/01/30 (Þ) 340 301
10.875% due 01/15/32 (Þ) 68 73
CVS Health Corp.
5.125% due 07/20/45 75 66
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 368 381
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 735 763
Dentsply Sirona, Inc.
8.375% due 09/12/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê) 623 626
Embecta Corp.
5.000% due 02/15/30 (Þ) 170 160
6.750% due 02/15/30 (Þ) 181 171
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 267 260
HCA, Inc.
5.625% due 09/01/28 78 80
4.125% due 06/15/29 396 390
HealthEquity, Inc.
4.500% due 10/01/29 (Þ) 157 153

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Herbalife, Ltd.
4.250% due 06/15/28 899 1,137
HLF Financing SARL LLC / Herbalife
International, Inc.
4.875% due 06/01/29 (Þ) 1,390 1,308
7.750% due 05/01/33 (Þ) 403 412
Humana, Inc.
8.150% due 06/15/38 57 67
IQVIA, Inc.
6.250% due 02/01/29 596 619
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 989 1,049
8.375% due 02/15/32 (Þ) 707 742
10.000% due 06/01/32 (Þ) 1,547 1,578
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 1,326 1,307
6.500% due 02/15/31 (Þ) 150 153
6.250% due 01/15/33 (Þ) 1,316 1,315
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 114
Radiology Partners, Inc.
9.781% due 02/15/30 (Þ) 1,514 1,380
8.500% due 07/15/32 (Þ) 1,569 1,559
Revvity, Inc.
1.900% due 09/15/28 793 746
Team Health Holdings, Inc.
8.375% due 06/30/28 (Þ) 1,312 1,315
13.500% due 06/30/28 (Þ) 1,098 1,154
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 154
Tenet Healthcare Corp.
6.125% due 06/15/30 427 429
6.875% due 11/15/31 454 483
Universal Health Services, Inc.
2.650% due 10/15/30 675 610
29,677
Materials and Processing - 1.9%
Axalta Coating Systems LLC
4.750% due 06/15/27 (Þ) 160 159
Celanese US Holdings LLC
7.379% due 07/15/32 1,248 1,323
7.200% due 11/15/33 1,634 1,770
Cleveland-Cliffs, Inc.
6.250% due 10/01/40 133 108
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 1,509 1,369
6.750% due 04/15/32 (Þ) 930 874
Dow Chemical Co. (The)
6.900% due 05/15/53 111 114
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 157 153
FMC Corp.
3.200% due 10/01/26 555 552
6.375% due 05/18/53 1,198 902
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 189 125
Graphic Packaging International LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 07/15/27 (Þ) 154 153
H.B. Fuller Co.
4.000% due 02/15/27 636 629
Huntsman International LLC
4.500% due 05/01/29 1,271 1,216
2.950% due 06/15/31 487 416
5.700% due 10/15/34 342 321
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 137 132
4.450% due 09/26/28 609 608
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 377 377
6.125% due 07/31/32 (Þ) 375 376
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 659 633
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/30 (Þ) 807 769
Novelis Corp.
4.750% due 01/30/30 (Þ) 794 761
6.875% due 01/30/30 (Þ) 148 152
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 151 144
7.375% due 06/01/32 (Þ) 150 142
Park-Ohio Industries, Inc.
8.500% due 08/01/30 (Þ) 296 308
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 736 776
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 169 165
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 1,081 1,057
Sherwin-Williams Co. (The)
2.950% due 08/15/29 118 113
Silgan Holdings, Inc.
4.125% due 02/01/28 158 155
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 580 582
TriMas Corp.
4.125% due 04/15/29 (Þ) 796 764
United States Steel Corp.
6.650% due 06/01/37 465 479
Wilsonart LLC
11.000% due 08/15/32 (Þ) 35 27
18,704
Producer Durables - 1.9%
Advanced Drainage Systems, Inc.
5.375% due 03/01/34 (Þ) 213 210
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 145 141
ATI, Inc.
5.875% due 12/01/27 285 285
Avnet, Inc.
6.250% due 03/15/28 610 626
3.000% due 05/15/31 500 452
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 432 442
6.250% due 03/15/33 (Þ) 197 202

See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BWX Technologies, Inc.
4.125% due 06/30/28 (Þ) 156 154
4.125% due 04/15/29 (Þ) 157 153
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 725
Clean Harbors, Inc.
6.375% due 02/01/31 (Þ) 150 153
Dycom Industries, Inc.
4.500% due 04/15/29 (Þ) 156 152
Energizer Holdings, Inc.
6.000% due 09/15/33 (Þ) 564 539
EnerSys
4.375% due 12/15/27 (Þ) 153 151
Enviri Corp.
5.750% due 07/31/27 (Þ) 641 640
Esab Corp.
6.250% due 04/15/29 (Þ) 150 152
Genesee & Wyoming, Inc.
6.250% due 04/15/32 (Þ) 844 864
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 146 143
6.750% due 01/15/31 (Þ) 559 579
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 821
Goat Holdco LLC
6.750% due 02/01/32 (Þ) 1,044 1,070
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 125 123
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 181
Kirby Corp.
4.200% due 03/01/28 71 71
Lennox International, Inc.
5.500% due 09/15/28 614 626
Masco Corp.
1.500% due 02/15/28 675 640
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 638 631
Nordson Corp.
5.600% due 09/15/28 611 625
Norfolk Southern Corp.
5.100% due 08/01/18 519 442
Pentair PLC
4.500% due 07/01/29 626 624
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 567 576
6.750% due 03/01/33 (Þ) 311 315
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 639
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 917 961
TransDigm, Inc.
6.375% due 05/31/33 (Þ) 150 151
6.750% due 01/31/34 (Þ) 443 455
Trimble, Inc.
4.900% due 06/15/28 633 635
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 510 530
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WESCO Distribution, Inc.
5.250% due 04/15/31 (Þ) 194 194
5.500% due 04/15/34 (Þ) 292 291
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 627 629
XPO CNW, Inc.
6.700% due 05/01/34 333 351
Xylem, Inc.
4.375% due 11/01/46 151 124
18,468
Technology - 1.5%
Belo Corp.
7.750% due 06/01/27 147 151
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 225 219
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 480 450
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 662 636
Cloud Software Group, Inc.
6.500% due 03/31/29 (Þ) 339 330
8.250% due 06/30/32 (Þ) 789 749
Conduent Business Services, LLC /
Conduent State & Local Solutions,
Inc.
6.000% due 11/01/29 (Þ) 1,094 783
CoreWeave, Inc.
9.250% due 06/01/30 (Þ) 156 158
Crane NXT Co.
6.550% due 11/15/36 68 69
4.200% due 03/15/48 1,093 714
Dotdash Meredith, Inc.
7.625% due 06/15/32 (Þ) 821 771
Entegris, Inc.
4.750% due 04/15/29 (Þ) 2,145 2,131
Fair Isaac Corp.
4.000% due 06/15/28 (Þ) 156 152
Gartner, Inc.
3.625% due 06/15/29 (Þ) 667 628
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
3.500% due 03/01/29 (Þ) 807 755
Gray Media, Inc.
4.750% due 10/15/30 (Þ) 115 92
International Business Machines Corp.
7.125% due 12/01/96 435 485
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 470
Motorola Solutions, Inc.
4.600% due 05/23/29 103 103
News Corp.
3.875% due 05/15/29 (Þ) 662 640
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/33 (Þ) 103 106
8.750% due 07/01/34 (Þ) 86 89
Oracle Corp.
2.300% due 03/25/28 155 148
3.650% due 03/25/41 90 64

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parsons Corp.
2.625% due 03/01/29 889 873
Playtika Holding Corp.
4.250% due 03/15/29 (Þ) 196 170
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 153
Roper Technologies, Inc.
2.950% due 09/15/29 151 143
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 146 143
5.750% due 12/01/34 (Þ) 192 195
Sinclair Television Group, Inc.
4.375% due 12/31/32 (Þ) 374 290
8.125% due 02/15/33 (Þ) 557 577
Twilio, Inc.
3.875% due 03/15/31 180 168
UKG, Inc.
6.875% due 02/01/31 (Þ) 486 473
14,078
Utilities - 3.2%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 709 733
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 1,153 1,180
Ameren Corp.
1.750% due 03/15/28 132 126
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 446 457
9.500% due 06/01/30 (Þ) 573 611
APLD Compute Co. LLC
9.250% due 12/15/30 (Þ) 545 585
Avangrid, Inc.
3.800% due 06/01/29 149 145
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 106 99
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 387 380
Capital Power US Holdings, Inc.
6.189% due 06/01/35 (Þ) 697 719
CenterPoint Energy, Inc.
5.400% due 06/01/29 261 268
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 128 125
Connect Holding II LLC
10.500% due 04/03/31 (Þ) 107 109
Dominion Energy, Inc.
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 596 635
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 53
Edison International
5.250% due 11/15/28 110 110
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 723 741
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 663 683
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 731 756
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 81
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 643 629
Frontier Florida LLC
Series E
6.860% due 02/01/28 587 606
Frontier North, Inc.
Series G
6.730% due 02/15/28 423 435
GCI LLC
4.750% due 10/15/28 (Þ) 156 153
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 626 629
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 282 268
7.000% due 03/31/34 (Þ) 625 650
8.500% due 01/15/36 (Þ) 430 461
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 246 235
Meridian Arc Holdco LLC
6.250% due 04/30/31 (Þ) 568 568
National Fuel Gas Co.
2.950% due 03/01/31 700 638
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 520 517
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 715 739
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 128
7.000% due 03/15/33 (Þ) 91 99
Pacific Gas and Electric Co.
3.300% due 12/01/27 99 97
4.200% due 03/01/29 381 376
PacifiCorp
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 1,025 1,039
PG&E Corp.
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 737 757

See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.225%)(Ê) 304 304
PR RNO Property Owner 1 LLC
6.500% due 05/01/31 (Þ) 1,126 1,116
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 111
5.200% due 04/01/29 347 353
Sempra
3.700% due 04/01/29 420 410
5.250% due 03/15/36 347 343
Southern California Edison Co.
Series B
3.650% due 03/01/28 542 533
Sprint Capital Corp.
6.875% due 11/15/28 594 627
8.750% due 03/15/32 184 219
System Energy Resources, Inc.
6.000% due 04/15/28 581 596
Talen Energy Supply LLC
6.250% due 02/01/34 (Þ) 453 449
Talen Energy Supply, LLC
6.375% due 05/01/33 1,340 1,342
T-Mobile USA, Inc.
3.375% due 04/15/29 100 97
2.250% due 11/15/31 136 119
TXNM Energy, Inc.
7.000% due 07/31/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê)(Þ) 610 609
Uniti Group, Inc.
7.500% due 12/01/27 571 694
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 1,430 1,404
8.625% due 06/15/32 (Þ) 437 458
Uniti Services LLC
7.500% due 10/15/33 (Þ) 1,050 1,106
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 638 626
XPLR Infrastructure Operating
Partners, LP
4.500% due 09/15/27 (Þ) 968 961
8.375% due 01/15/31 (Þ) 317 339
7.750% due 04/15/34 (Þ) 82 86
Zayo Group Holdings, Inc.
8.750% due 03/09/30 (Þ) 656 656
13.750% due 09/09/30 (Þ) 135 133
31,311
312,246
International Debt - 32.7%
1011778 BC ULC / New Red Finance,
Inc.
3.875% due 01/15/28 (Þ) 155 152
5.625% due 09/15/29 (Þ) 347 350
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 660 637
A&K Travel Group Holdings, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 05/15/33 (Þ) 408 410
AB BSL CLO, Ltd.
Series 2024-5A Class C
5.775% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 351
Series 2025-3A Class C2R
5.675% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 601
Abu Dhabi Government International
Bond
1.625% due 06/02/28 (Þ) 380 359
4.250% due 10/02/35 (Þ) 1,469 1,417
3.125% due 09/30/49 (Þ) 1,077 720
ACREC LLC
Series 2025-FL3 Class A
4.971% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 499
Series 2026-FL4 Class AS
5.261% due 01/18/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 750 750
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 155 151
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 600 622
Aeropuerto Internacional De Tocumen
SA
4.000% due 08/11/41 (Þ) 686 589
5.125% due 08/11/61 (Þ) 493 405
African Export-Import Bank (The)
3.798% due 05/17/31 (Þ) 1,545 1,395
AGL CLO, Ltd.
Series 2025-16A Class CR
5.375% due 01/20/35 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 500 497
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 94 93
Ahlstrom Holding 3 Oy
4.875% due 02/04/28 (Þ) 300 294
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 172 170
Altice France SA
6.500% due 04/15/32 (Þ) 711 700
America Movil SAB de CV
3.625% due 04/22/29 763 743
American Money Management Corp.
CLO, Ltd.
Series 2026-30A Class CR
5.343% due 04/15/39 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,000 1,000
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 1,910 2,038
9.875% due 10/15/35 (Þ) 200 215
Apidos CLO

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-36A Class CR
5.475% due 01/20/39 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 750 752
AREIT CRE Trust
Series 2025-CRE10 Class C
5.760% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 743
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 1,155 996
Series *
5.000% due 07/09/35 (~)(Ê) 4,072 3,036
Avation Group S Pte, Ltd.
8.500% due 05/15/31 (Þ) 777 727
Axia Energia
6.500% due 01/11/35 (Þ) 1,221 1,236
Azerbaijan Government International
Bond
3.500% due 09/01/32 (Þ) 350 329
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 1,044 1,053
6.750% due 09/20/29 (Þ) 613 615
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
5.566% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 450
Series 2025-1A Class CR
5.525% due 10/18/38 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,100 1,101
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 1,069 1,134
Banco Nacional de Mexico SA
6.697% due 08/07/36 1,383 1,383
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 704 633
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 224 220
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 592 568
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 63
Bapco Energies BSC Closed
7.500% due 10/25/27 (Þ) 340 342
8.375% due 11/07/28 (Þ) 953 977
Bapco Energies Sukuk, Ltd.
5.250% due 04/08/29 (Þ) 247 239
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 82 85
Bausch Health Cos., Inc.
4.875% due 06/01/28 (Þ) 826 776
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.000% due 09/30/28 (Þ) 453 471
6.250% due 02/15/29 (Þ) 948 698
5.250% due 01/30/30 (Þ) 340 221
14.000% due 10/15/30 (Þ) 165 159
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 720 733
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 149 153
Belron UK Finance PLC
5.750% due 10/15/29 (Þ) 151 153
Benefit Street Partners CLO, Ltd.
Series 2026-49A Class C
5.532% due 04/25/39 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,000 1,004
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 171 176
Birch Grove CLO, Ltd.
Series 2021-3A Class CR
5.475% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 298
Series 2024-9A Class C
5.664% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 250
Series 2025-15A Class C
5.534% due 01/23/39 (CME Term
SOFR 3 Month + 1.820%)(Ê)(Þ) 500 500
BlueMountain CLO, Ltd.
Series 2025-34A Class CR
5.575% due 04/20/35 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 850 837
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 132
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 540 510
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 133 128
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 670 738
Brant Point CLO, Ltd.
Series 2025-7A Class C
5.667% due 07/25/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 650 653
Series 2026-3A Class CR
5.480% due 01/20/39 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,000 1,003
Brazilian Government International
Bond
6.250% due 05/22/36 1,153 1,148
7.250% due 01/12/56 3,405 3,425
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 626 632

See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
5.000% due 06/15/29 (Þ) 295 284
4.875% due 02/15/30 (Þ) 656 615
BXMT, Ltd.
Series 2026-FL6 Class A
5.111% due 08/19/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 1,250 1,250
C&W Senior Finance, Ltd.
9.000% due 01/15/33 (Þ) 850 871
Caixa Economica Federal
5.625% due 05/13/30 (Þ) 548 556
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 622 633
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 72
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 65
Carnival PLC
1.000% due 10/28/29 EUR 690 744
CBB International Sukuk Programme
Co.
3.950% due 09/16/27 (Þ) 1,290 1,253
3.875% due 05/18/29 (Þ) 1,198 1,115
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 190 178
Celanese US Holdings LLC
0.625% due 09/10/28 EUR 600 652
6.337% due 01/19/29 EUR 600 740
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 587 579
4.200% due 01/29/30 (Þ) 60 57
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 144 145
Cenovus Energy, Inc.
2.650% due 01/15/32 150 134
Central Plaza Development, Ltd.
7.150% due 03/21/28 (Þ) 866 873
6.800% due 04/07/29 (Þ) 325 325
CEZ AS
5.625% due 04/03/42 (Þ) 383 356
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 200 200
CGI, Inc.
4.950% due 03/14/30 268 269
Chile Government International Bond
2.550% due 07/27/33 1,090 939
China Government International Bond
3.625% due 11/13/28 (Þ) 1,108 1,106
3.750% due 11/13/30 (Þ) 643 642
CIFC Funding, Ltd.
Series 2014-4RA Class BRR
5.480% due 01/17/35 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 500 500
Colombia Government International
Bond
6.125% due 01/21/31 859 859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 04/15/31 1,334 1,163
7.750% due 11/07/36 1,119 1,181
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 1,855 1,970
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 288 244
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 766 809
Consolidated Energy Finance SA
5.625% due 10/15/28 (Þ) 1,709 1,604
Constellation Software, Inc.
5.461% due 02/16/34 (Þ) 625 612
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 200 213
3.150% due 01/15/51 (Þ) 615 390
6.780% due 01/13/55 (Þ) 3,201 3,418
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 1,167 1,209
6.550% due 04/03/34 (Þ) 200 214
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 145 148
Crown European Holdings SA
5.000% due 05/15/28 (Þ) EUR 250 301
Danaos Corp.
6.875% due 10/15/32 (Þ) 443 455
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 216 215
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 62
Development Bank of the Republic of
Belarus JSC
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 498
Digicel International Finance, Ltd. /
Difl US LLC
8.625% due 08/01/32 (Þ) 916 953
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 4,230 4,126
6.400% due 06/05/49 (Þ) 202 193
7.150% due 02/24/55 (Þ) 175 182
Dryden Senior Loan Fund
Series 2017-30A Class DR
6.514% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 500
Ecopetrol SA
8.875% due 01/13/33 74 79
8.375% due 01/19/36 540 560
7.375% due 09/18/43 201 187
5.875% due 05/28/45 570 438
5.875% due 11/02/51 120 89

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecuador Government International
Bond
6.900% due 07/31/30 (~)(Ê)(Þ) 279 279
8.750% due 01/29/34 (Þ) 1,244 1,269
6.900% due 07/31/35 (~)(Ê)(Þ) 751 694
9.250% due 01/29/39 (Þ) 723 748
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 574
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 1,397 1,475
8.500% due 01/31/47 (Þ) 2,703 2,464
El Puerto de Liverpool SAB de CV
5.750% due 02/10/38 (Þ) 210 202
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 1,095 1,224
Elevation CLO, Ltd.
Series 2025-14A Class C2R
5.825% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 300
Series 2026-19A Class C
5.569% due 03/31/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 500 501
Emera US Finance, LP
2.639% due 06/15/31 235 209
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 1,766 1,390
Empresa de Transporte de Pasajeros
Metro SA
5.000% due 01/25/47 (Þ) 568 520
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 338 280
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
6.375% due 12/15/30 (Þ) EUR 400 483
Encore Capital Group, Inc.
4.250% due 06/01/28 (Þ) GBP 400 522
Enel Finance International NV
2.125% due 07/12/28 (Þ) 673 639
Energizer Gamma Acquisition BV
3.500% due 06/30/29 (Þ) EUR 575 647
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 (Þ) 1,393 1,467
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 400 381
Fibercop SpA
Series 2033
6.375% due 11/15/33 (Þ) 200 200
Series 2034
6.000% due 09/30/34 (Þ) 500 482
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 1,195 1,238
First Quantum Minerals, Ltd.
8.000% due 03/01/33 (Þ) 490 515
7.250% due 02/15/34 (Þ) 240 247
6.375% due 02/15/36 (Þ) 2,932 2,881
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 719 714
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortescue Treasury Pty, Ltd.
4.500% due 09/15/27 (Þ) 153 152
Gabon Government International Bond
7.000% due 11/24/31 (Þ) 400 334
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 2,380 2,006
Galaxy CLO, Ltd.
Series 2023-32A Class CR
5.425% due 01/20/39 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,000 1,000
Series 2025-31A Class CR
5.673% due 07/15/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 550 552
Garuda Indonesia Persero Tbk PT
6.500% due 12/28/31 (Þ) 1,252 1,068
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/37 (Æ)(Þ) 1,000 716
Generadora de Gatun SA
6.874% due 09/30/44 1,017 1,017
GENMAB Finance LLC
6.250% due 12/15/32 (Þ) 1,372 1,407
7.250% due 12/15/33 (Þ) 1,045 1,089
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 1,153 1,107
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 933
5.875% due 03/15/30 (Þ) 638 643
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 181 177
5.000% due 07/03/29 (~)(Ê)(Þ) 1,002 980
5.000% due 07/03/35 (~)(Ê)(Þ) 200 183
Glencore Funding LLC
5.371% due 04/04/29 (Þ) 282 288
goeasy, Ltd.
9.250% due 12/01/28 (Þ) 494 467
6.875% due 05/15/30 (Þ) 807 683
Grifols SA
4.750% due 10/15/28 (Þ) 1,109 1,093
Grupo Energia Bogota SA ESP
5.750% due 10/22/35 (Þ) 1,380 1,346
Grupo Televisa SAB
5.250% due 05/24/49 200 133
GS REFT Issuer, Ltd.
Series 2026-FL1 Class B
5.670% due 04/19/43 (CME Term
SOFR 1 Month + 2.000%)(Ê)(Þ) 1,000 1,000
Guatemala Government International
Bond
4.375% due 06/05/27 (Þ) 200 199
4.875% due 02/13/28 (Þ) 403 403
5.250% due 08/10/29 (Þ) 200 201
6.600% due 06/13/36 (Þ) 662 707
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 630 640
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 334 344

See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 09/26/30 (Þ) 1,327 1,357
6.000% due 09/26/35 (Þ) 1,459 1,519
6.750% due 09/23/55 (Þ) 913 975
ICG US CLO, Ltd.
Series 2026-1A Class BR3
5.425% due 10/20/34 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 350 343
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 113
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 385 392
5.500% due 02/01/30 (Þ) 329 338
Indonesia Government International
Bond
4.550% due 01/11/28 293 294
3.550% due 03/31/32 200 187
4.200% due 10/15/50 439 345
4.300% due 03/31/52 400 318
5.650% due 01/11/53 720 704
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 444 451
Industrias Penoles SAB de CV
4.150% due 09/12/29 (Þ) 174 171
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 160
InRetail Consumer
3.250% due 03/22/28 (Þ) 656 633
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 1,236 1,213
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 675 638
Invesco US CLO, Ltd.
Series 2026-1A Class C
5.656% due 04/15/39 (CME Term
SOFR 3 Month + 1.975%)(Ê)(Þ) 1,950 1,959
Ithaca Energy North Sea PLC
8.125% due 10/15/29 (Þ) 589 614
Ivory Coast Government International
Bond
6.125% due 06/15/33 (Þ) 200 195
8.075% due 04/01/36 (Þ) 418 444
8.250% due 01/30/37 (Þ) 624 670
6.750% due 02/25/41 (Þ) 1,223 1,129
Jaguar Land Rover Automotive PLC
4.500% due 10/01/27 (Þ) 154 152
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 1,002 1,039
5.850% due 07/07/30 (Þ) 200 199
JSCB Agrobank
9.250% due 10/02/29 (Þ) 463 504
Kazakhstan Government International
Bond
4.412% due 10/28/30 (Þ) 575 567
5.000% due 07/01/32 (Þ) 1,191 1,203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 07/01/37 (Þ) 434 443
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 848 829
KazMunayGas National Co. JSC
5.750% due 04/19/47 (Þ) 319 305
6.375% due 10/24/48 (Þ) 862 871
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 1,252 1,321
8.700% due 02/26/39 (Þ) 389 367
8.250% due 02/28/48 (Þ) 200 180
Khazanah Capital, Ltd.
Series EMTN
4.876% due 06/01/33 (Þ) 1,376 1,388
Khazanah Global Sukuk Berhad
Series EMTN
4.687% due 06/01/28 (Þ) 242 243
Kioxia Holdings Corp.
6.250% due 07/24/30 (Þ) 261 269
6.625% due 07/24/33 (Þ) 739 772
Kondor Finance PLC
7.625% due 11/08/28 (Þ) 1,882 1,448
Korea Expressway Corp.
4.250% due 05/06/31 (Þ) 637 633
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 942 919
LCM 28, Ltd.
Series 2018-28A Class C
6.087% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 485 486
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 226
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 54
6.600% due 11/27/26 (Æ)(Ø)(Þ) 488 123
7.000% due 03/20/28 (Æ)(Ø)(Þ) 757 192
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 311
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 141 144
Madison Park Funding, Ltd.
Series 2018-31A Class CR
5.916% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 250
Malaysia Wakala Sukuk
3.075% due 04/28/51 (Þ) 500 350
Market Street CLO, Ltd.
Series 2025-2A Class C
5.575% due 03/20/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 1,400 1,401
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 588 637
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 592
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 1,071 1,074
5.250% due 10/09/31 (Þ) 2,038 2,062
MDGH GMTN RSC, Ltd.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series EMTN
3.400% due 06/07/51 (Þ) 309 210
Methanex Corp.
5.250% due 12/15/29 1,265 1,260
5.650% due 12/01/44 213 193
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 225 195
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 633 637
Mexico Government International
Bond
4.280% due 08/14/41 1,397 1,106
6.338% due 05/04/53 2,712 2,559
6.750% due 02/09/56 200 197
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.007% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 562 563
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 400 412
Montego Bay Airport Revenue Finance,
Ltd.
6.600% due 06/15/35 (Þ) 200 198
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 954 1,020
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 (Þ) 1,210 1,197
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 694 687
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 456
6.500% due 03/13/31 (Þ) 955 1,000
Nakilat, Inc.
6.067% due 12/31/33 (Þ) 70 71
Navesink CLO, Ltd.
Series 2026-6A Class C
5.557% due 04/15/37 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 250 250
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2018-27A Class CR
5.773% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 551
New Flyer Holdings, Inc.
9.250% due 07/01/30 (Þ) 572 617
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 1,456 1,642
8.631% due 01/13/36 (Þ) 1,296 1,421
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 1,654 1,632
4.810% due 09/17/30 (Þ) 1,696 1,586
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 634 630
Northriver Midstream Finance, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 07/15/32 (Þ) 1,479 1,516
OAK-Eagle Acquireco, Inc.
6.250% due 07/01/33 (Þ) EUR 110 133
Oaktree CLO, Ltd.
Series 2022-3A Class CR
5.773% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 250
OCP CLO, Ltd.
Series 2024-24A Class CR
5.625% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 501
OCP SA
6.875% due 04/25/44 (Þ) 3 26 330
7.500% due 05/02/54 (Þ) 766 821
Oleoducto Central SA
4.000% due 07/14/27 (Þ) 254 251
Olympus Water US Holding Corp.
3.875% due 10/01/28 (Þ) EUR 200 231
5.375% due 10/01/29 (Þ) EUR 170 188
Oman Government International Bond
6.750% due 10/28/27 (Þ) 200 206
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 1,331 1,312
OmGrid Funding, Ltd.
5.196% due 05/16/27 (Þ) 277 278
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 630 616
Series EMTN
7.250% due 03/16/29 (Þ) 261 241
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 337 333
Open Text Corp.
6.900% due 12/01/27 (Þ) 520 532
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 195 176
OQ SAOC
5.125% due 05/06/28 (Þ) 443 444
Oztel Holdings SPC, Ltd.
6.625% due 04/24/28 (Þ) 228 235
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 906 925
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,418 1,335
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
6.180% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,251
Panama Government International
Bond
2.252% due 09/29/32 1,913 1,617
5.662% due 02/23/38 556 559
8.000% due 03/01/38 798 948
4.300% due 04/29/53 1,094 842
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 694 722
6.650% due 03/04/55 (Þ) 625 660

See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Park Blue CLO, Ltd.
Series 2026-4A Class CR
5.462% due 01/25/39 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 750 750
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 114
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 1,657 1,672
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 2,184 2,177
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 195
6.150% due 05/21/48 (Þ) 749 722
6.250% due 01/25/49 (Þ) 245 240
4.000% due 06/30/50 (Þ) 200 139
Peruvian Government International
Bond
5.500% due 03/30/36 2,054 2,074
5.875% due 08/08/54 554 539
6.200% due 06/30/55 436 443
Petrobras Global Finance BV
6.850% due 06/05/15 1,417 1,345
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 207 81
5.375% due 04/12/27 (Æ)(Ø)(Þ) 1,689 642
5.500% due 04/12/37 (Æ)(Ø)(Þ) 1,410 536
Petroleos del Peru SA
4.750% due 06/19/32 (Þ) 1,073 873
5.625% due 06/19/47 (Þ) 1,732 1,217
Petroleos Mexicanos
6.750% due 09/21/47 5,009 4,218
6.625% due 09/29/49 (Þ) 597 457
7.690% due 01/23/50 1,654 1,511
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 717 733
2.480% due 01/28/32 (Þ) 912 820
5.848% due 04/03/55 (Þ) 294 303
3.404% due 04/28/61 (Þ) 684 456
Philippine Government International
Bond
5.170% due 10/13/27 1,633 1,658
1.950% due 01/06/32 2,436 2,116
5.000% due 01/27/36 200 197
2.650% due 12/10/45 480 303
Poland Government International Bond
Series 5Y
4.875% due 02/12/30 1,369 1,397
Series 10Y
5.375% due 02/12/35 999 1,018
Series 30Y
5.500% due 03/18/54 940 875
6.125% due 04/14/56 1,440 1,444
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 626 640
PRA Group Europe Holding II SARL
6.250% due 09/30/32 (Þ) EUR 250 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Precision Drilling Corp.
6.875% due 01/15/29 (Þ) 761 768
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 5
Series EMTN
10.250% due 01/23/18 (Æ)(Ø) 1,240 29
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 675 630
Prosus NV
3.680% due 01/21/30 (Þ) 142 136
PTTEP Treasury Center Co., Ltd.
6.350% due 06/12/42 (Þ) 370 396
Qatar Petroleum
2.250% due 07/12/31 (Þ) 690 616
Rakuten Group, Inc.
9.750% due 04/15/29 (Þ) 686 752
Rede D'or Finance SARL
6.550% due 04/28/36 (Þ) 804 794
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 647 638
Rogers Communications, Inc.
7.500% due 08/15/38 542 616
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 146 151
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 637 633
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 244 249
Romanian Government International
Bond
5.750% due 07/04/36 (Þ) 2,186 2,059
7.500% due 02/10/37 (Þ) 1,788 1,912
5.125% due 06/15/48 (Þ) 508 403
4.000% due 02/14/51 (Þ) 186 123
7.625% due 01/17/53 (Þ) 206 219
Russian Agricultural Bank OJSC Via
RSHB Capital SA
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 6 75 169
SA Global Sukuk, Ltd.
2.694% due 06/17/31 (Þ) 327 294
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 446 288
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 149 148
Sable International Finance, Ltd.
7.125% due 10/15/32 (Þ) 783 781
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 584 532
Saturn Oil & Gas, Inc.
9.625% due 06/15/29 (Þ) 547 573
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 619 546
5.875% due 07/17/64 (Þ) 731 686

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/44 (Þ) 50 1 485
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,893 1,900
4.375% due 01/12/31 (Þ) 2,778 2,736
5.000% due 01/18/53 (Þ) 770 663
5.875% due 01/12/56 (Þ) 2,177 2,089
Seadrill Finance, Ltd.
8.375% due 08/01/30 (Þ) 591 618
Seaspan Corp.
5.500% due 08/01/29 (Þ) 886 850
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 562 314
Serbia Government International Bond
5.500% due 05/06/36 (Þ) 1,680 1,637
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.
5.500% due 05/15/33 (Þ) EUR 100 112
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 113
Skeena Resources, Ltd.
8.500% due 04/01/31 (Þ) 166 174
Sociedad Quimica y Minera de Chile
SA
5.625% due 04/22/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.915%)(Ê)(Þ) 440 437
Societe Generale SA
4.750% due 09/14/28 (Þ) 630 632
Sound Point CLO, Ltd.
Series 2025-1A Class CR
5.517% due 04/25/34 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 800 789
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 4,108 3,916
South Bow Canadian Infrastructure
Holdings, Ltd.
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 453 472
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 391 394
Southern Copper Corp.
7.500% due 07/27/35 437 510
Sri Lanka Government International
Bond
3.600% due 12/15/27 (~)(Ê)(Þ) 467 361
4.000% due 04/15/28 (~)(Ê)(Þ) 212 202
3.600% due 06/15/35 (~)(Ê)(Þ) 398 308
3.600% due 05/15/36 (~)(Ê)(Þ) 77 73
3.600% due 02/15/38 (~)(Ê)(Þ) 701 660
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 612 628
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc.
7.000% due 11/15/28 192 203
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 158 153
Suzano Austria GmbH
6.000% due 01/15/29 79 81
Sword Purchaser LLC
7.250% due 04/15/33 (Þ) EUR 107 127
Symphony CLO, Ltd.
Series 2018-19A Class C
5.691% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 500
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 624
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.616%)(Ê)(ƒ)(Þ) 405 402
TCW CLO Ltd.
Series 2025-1A Class CR4
5.567% due 03/24/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 800 800
Telecom Italia Capital SA
6.375% due 11/15/33 602 631
6.000% due 09/30/34 522 537
7.200% due 07/18/36 564 616
7.721% due 06/04/38 1,083 1,230
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 1,332 1,333
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 800 791
TELUS Corp.
Series **
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 150 152
Textainer Marine Containers VII, Ltd.
Series 2021-1A Class A
1.680% due 02/20/46 (Þ) 528 495
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 216 213
Toronto-Dominion Bank (The)
5.146% due 09/10/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 548 551
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 80
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 467 467
TransAlta Corp.
6.500% due 03/15/40 286 286
TransCanada Trust

See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 112
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 1,174 1,224
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 733 735
Trinidad Generation Unlimited
7.750% due 06/16/33 (Þ) 522 552
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 284 262
Turk Telekomunikasyon AS
6.950% due 10/07/32 (Þ) 851 849
Turkiye Government International
Bond
6.375% due 05/22/31 1,249 1,238
6.300% due 03/14/33 3,050 2,944
Series 5Y
9.875% due 01/15/28 1,090 1,166
Turkiye Ihracat Kredi Bankasi AS
5.750% due 07/06/26 (Þ) 449 449
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 416
7.750% due 09/10/35 (Þ) 955 969
Ueno Bank SA
6.700% due 03/06/31 (Þ) 400 394
UGI International LLC
2.500% due 12/01/29 EUR 183 201
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 2 , 466 1,891
8.056% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 1,349 685
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 635 639
United Utilities PLC
6.875% due 08/15/28 90 94
Uruguay Government International
Bond
5.750% due 10/28/34 3,036 3,190
4.975% due 04/20/55 116 104
5.250% due 09/10/60 104 96
Uzauto Motors AJ
7.375% due 11/19/30 (Þ) 1,319 1,348
Uzbekistan Government International
Bond
3.900% due 10/19/31 (Þ) 500 464
6.900% due 02/28/32 (Þ) 709 759
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 201 195
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 116
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 1,414 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 10/13/24 (Æ)(Ø)(Þ) 1,179 565
Venture CLO, Ltd.
Series 2021-33A Class CR
6.215% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,006
Verde CLO, Ltd.
Series 2019-1A Class CRR
5.673% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 300
VF Corp.
0.250% due 02/25/28 EUR 500 547
0.625% due 02/25/32 EUR 700 660
Series EMTN
4.250% due 03/07/29 EUR 600 706
Virgin Media Finance PLC
5.000% due 07/15/30 (Þ) 1,070 901
Viridien
10.000% due 10/15/30 (Þ) 572 614
Vmed O2 UK Financing I PLC
4.250% due 01/31/31 (Þ) 800 690
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,771 2,886
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 701 553
VTB Bank
6.950% due 10/17/22 (~)(Æ)(Ê)
(Š)(Þ) 200 —
9.500% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —
Whirlpool EMEA Finance SARL
0.500% due 02/20/28 EUR 650 713
Whirlpool Finance Luxembourg SARL
1.100% due 11/09/27 EUR 800 899
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 606 628
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 148 153
Yara International ASA
4.750% due 06/01/28 (Þ) 635 636
YPF SA
6.950% due 07/21/27 (Þ) 250 251
8.500% due 06/27/29 (Þ) 387 399
9.000% due 06/30/29 (~)(Ê)(Þ) — —
9.500% due 01/17/31 (Þ) 646 689
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Zambia Government International
Bond
5.750% due 06/30/31 (~)(Ê)(Þ) 332 326
5.750% due 06/30/33 (~)(Ê)(Þ) 64 63
317,392

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Loan Agreements - 0.0%
Vibrantz Technologies, Inc. Term Loan
B2
9.153% due 04/30/30 (USD 3 Month
SOFR + 5.500%)(Ê) 18 10
Vibrantz Technologies, Inc. Term Loan
C2
9.153% due 04/30/30 (USD 3 Month
SOFR + 5.500%)(Ê) 226 31
41
Mortgage-Backed Securities - 11.1%
ACRES Commercial Realty 2026-FL4
Issuer LLC
Series 2026-FL4 Class A
5.361% due 08/18/44 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 1,000 1,001
Arbor Realty Commercial Real Estate
Notes LLC
Series 2026-FL1 Class B
5.661% due 09/20/43 (CME Term
SOFR 1 Month + 2.000%)(Ê)(Þ) 1,000 1,000
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.155% due 04/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 750
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 42 41
BAHA Trust
Series 2024-MAR Class C
7.766% due 12/10/41 (~)(Ê)(Þ) 700 722
BAMLL Trust
Series 2025-ASHF Class C
6.655% due 02/15/42 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 500 499
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN11 Class B
4.482% due 03/15/61 (~)(Ê) 1,280 1,234
Series 2021-BN31 Class XA
Interest Only STRIPS
1.385% due 02/15/54 (~)(Ê) 1,509 69
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 493
BAR Issuer LLC
Series 2026-FL1 Class A
5.261% due 08/20/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 1,250 1,252
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 442
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 219
Series 2026-5C40 Class C
5.813% due 02/15/59 (~)(Ê) 700 697
BAY Mortgage Trust
Series 2025-LIVN Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.455% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 250
Benchmark Mortgage Trust
Series 2025-V17 Class C
6.089% due 09/15/58 (~)(Ê) 500 501
Series 2025-V19 Class C
5.751% due 01/15/58 (~)(Ê) 500 495
Series 2026-V21 Class C
6.006% due 03/15/59 750 736
BOCA Commercial Mortgage Trust
Series 2025-BOCA Class A
5.255% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 500 501
BOFAS Re-REMIC Trust
Series 2026-FRR8 Class D746
1.415% due 04/27/54 (~)(Ê)(Þ) 750 640
Brean Asset Backed Securities Trust
Series 2026-RM14 Class A1
4.250% due 01/25/66 (Þ) 1,500 1,451
BSPDF Issuer LLC
Series 2026-FL3 Class A
5.111% due 09/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 1,000 1,001
BSPRT Issuer LLC
Series 2025-FL12 Class A
5.054% due 01/17/43 (CME Term
SOFR 1 Month + 1.386%)(Ê)(Þ) 1,250 1,251
BX Commercial Mortgage Trust
Series 2021-21M Class E
5.941% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 175
Series 2021-BXMF Class C
4.961% due 10/15/26 (CME Term
SOFR 1 Month + 1.306%)(Ê)(Þ) 158 158
Series 2021-LGCY Class C
4.774% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 380
Series 2022-LBA6 Class E
6.355% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 500
Series 2024-KING Class D
6.144% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 493
Series 2024-SLCT Class A
4.978% due 01/15/42 (CME Term
SOFR 1 Month + 1.323%)(Ê)(Þ) 1,250 1,246
Series 2025-LUNR Class B
5.505% due 06/15/40 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 389 389
Series 2025-ROIC Class A
4.799% due 03/15/30 (CME Term
SOFR 1 Month + 1.144%)(Ê)(Þ) 976 974
Series 2025-VLT6 Class E
6.845% due 03/15/42 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 496
Series 2025-VOLT Class D
6.405% due 12/15/44 (CME Term
SOFR 1 Month + 2.750%)(Ê)(Þ) 500 498
Series 2026-CSMO Class B

See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.355% due 02/15/43 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 1,000 1,003
BX Trust
Series 2026-CART Class C
5.205% due 02/15/36 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 750 750
Series 2026-RISE Class E
6.470% due 04/15/41 (CME Term
SOFR 1 Month + 2.800%)(Ê)(Þ) 500 499
CALI Mortgage Trust
Series 2024-SUN Class A
5.552% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 300
Cantor Commercial Real Estate
Lending Trust
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 616
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
9.860% due 08/29/29 (Þ)(ž) 4,500 3,290
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.523% due 08/15/57 (~)(Ê) 7,403 266
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 59 52
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 375 329
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 98 88
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 195 196
Series 2025-12 Class A9B
5.500% due 09/25/56 (~)(Ê)(Þ) 515 511
Series 2026-2 Class A9B
5.000% due 12/25/56 (~)(Ê)(Þ) 1,717 1,676
Series 2026-3 Class A9B
5.000% due 01/25/57 (~)(Ê)(Þ) 980 955
CHNGE Mortgage Trust
Series 2022-1 Class A1
4.007% due 01/25/67 (~)(Ê)(Þ) 261 251
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 147 138
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 20 19
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 327 294
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 648 530
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 330 270
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class AS
2.918% due 02/15/53 (~)(Ê) 560 507
Citigroup Mortgage Loan Trust
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 489 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 415 341
COMM Mortgage Trust
Series 2018-COR3 Class A3
4.228% due 05/10/51 1,250 1,226
Series 2024-CBM Class D
8.190% due 12/10/41 (~)(Ê)(Þ) 500 509
CSTL Commercial Mortgage Trust
Series 2026-GATE3 Class E
6.554% due 02/10/43 (~)(Ê)(Þ) 500 492
DBC Mortgage Trust
Series 2025-DBC Class A
5.005% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 750 750
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 820
DK Trust
Series 2025-LXP Class B
5.507% due 08/15/37 (CME Term
SOFR 1 Month + 1.843%)(Ê)(Þ) 750 750
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 66 65
Series 2022-2 Class A1
5.299% due 04/25/67 (~)(Ê)(Þ) 352 354
Extended Stay America Trust
Series 2025-ESH Class E
7.005% due 10/15/42 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 482 484
Series 2026-ESH2 Class E
6.555% due 02/15/43 (CME Term
SOFR 1 Month + 2.900%)(Ê)(Þ) 470 472
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
6.760% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,215
Series 2022-R01 Class 1B1
6.795% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 708
Series 2023-R01 Class 1M2
7.395% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 625
Series 2023-R05 Class 1B1
8.395% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 531
Series 2024-R01 Class 1M2
5.445% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 503
Series 2024-R03 Class 2B1
6.445% due 03/25/44 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 1,000 1,030
Series 2024-R03 Class 2M2
5.595% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 706
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.910% due 03/25/48 (~)(Ê)(Þ) 112 105

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-6RR Class B1
4.903% due 10/25/48 (~)(Ê)(Þ) 377 365
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 65 60
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
6.805% due 12/15/39 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 251
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
5.295% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 221 221
Series 2022-DNA6 Class M1B
7.345% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 207
Series 2024-HQA2 Class M2
5.445% due 08/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 503
Series 2025-HQA1 Class M2
5.295% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 700
FREMF Mortgage Trust
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 9,392 1
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 1
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
5.807% due 08/19/42 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 500
FS Trust
Series 2026-HULA Class B
5.305% due 03/15/41 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,000 1,000
Series 2026-ORL Class B
5.205% due 02/15/41 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 1,000 999
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
Principal Only STRIPS
5.618% due 07/28/27 (Þ)(ž) 837 782
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.082% due 05/27/48 (Þ)(ž) 29 28
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê)(Þ) 2,722 76
Series 2019-PJ2 Class B2
4.355% due 11/25/49 (~)(Ê)(Þ) 815 774
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 761 624
Series 2021-PJ11 Class B3
2.852% due 04/25/52 (~)(Ê)(Þ) 436 353
Series 2023-FUN Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.044% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 500
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 Class B2
3.602% due 05/25/50 (~)(Ê)(Þ) 831 736
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 680 559
Series 2021-PJ5 Class B3
2.582% due 10/25/51 (~)(Ê)(Þ) 347 287
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 589
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 714 585
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 868 711
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 357 359
Series 2025-PJ11 Class A19
5.500% due 05/25/56 (~)(Ê)(Þ) 1,033 1,024
Series 2026-PJ1 Class A2
5.000% due 06/25/56 (~)(Ê)(Þ) 937 916
GSAT Trust
Series 2025-BMF Class D
6.155% due 07/15/40 (CME Term
SOFR 1 Month + 2.500%)(Ê)(Þ) 400 398
GSJP Trust
Series 2025-BEDS Class A
5.155% due 12/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 500 503
ICNQ Mortgage Trust
Series 2024-MF Class A
5.778% due 12/10/34 (Þ) 600 615
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
5.380% due 05/25/67 (~)(Ê)(Þ) 312 311
INTOWN Mortgage Trust
Series 2025-STAY Class C
5.905% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 500
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
0.842% due 02/15/48 (~)(Ê) 342 1
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 54 49
Series 2018-3 Class B3
3.698% due 09/25/48 (~)(Ê)(Þ) 652 605
Series 2018-6 Class B1
3.902% due 12/25/48 (~)(Ê)(Þ) 215 200
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 20 19
Series 2019-2 Class A3
3.994% due 08/25/49 (~)(Ê)(Þ) 13 13
Series 2019-7 Class B2A
2.968% due 02/25/50 (~)(Ê)(Þ) 325 287
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 42 38

See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-HYB1 Class B1
5.095% due 10/25/49 (~)(Ê)(Þ) 583 587
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 120 108
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 270 247
Series 2020-5 Class B1
3.568% due 12/25/50 (~)(Ê)(Þ) 385 338
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 137 119
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 258 213
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 193 159
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 376 323
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 445 449
Series 2023-8 Class B3
6.122% due 02/25/54 (~)(Ê)(Þ) 960 951
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 450 458
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 988
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 681 679
Series 2026-2 Class A3A
5.000% due 07/25/56 (~)(Ê)(Þ) 1,926 1,886
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D
6.945% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 535 535
LMNT CRE LLC
Series 2025-FL3 Class A
5.207% due 07/21/43 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 500 501
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
5.809% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 499
Series 2025-CRE9 Class A
5.111% due 08/18/42 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 750 750
LQR Trust
Series 2025-CALI Class A
5.255% due 01/15/43 (CME Term
SOFR 1 Month + 1.600%)(Ê) 250 251
LSTR Trust
Series 2026-HTL6 Class A
5.155% due 12/15/40 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 1,000 998
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.312% due 10/25/48 (~)(Ê)(Þ) 819 789
MF1 Multifamily Housing Mortgage
Trust
Series 2025-FL17 Class A
4.981% due 02/18/40 (CME Term
SOFR 1 Month + 1.320%)(Ê)(Þ) 1,000 1,000
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-FL20 Class A
5.111% due 02/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 500 501
Series 2026-FL21 Class A
5.011% due 02/18/41 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,000 999
MF1, LLC
Series 2026-FL22 Class AS
1.000% due 11/18/43 1,000 1,000
MHP Commercial Mortgage Trust
Series 2022-MHIL Class E
6.265% due 01/15/39 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 240
Series 2025-MHIL2 Class D
6.305% due 09/15/40 (CME Term
SOFR 1 Month + 2.650%)(Ê)(Þ) 350 351
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C29 Class XB
Interest Only STRIPS
0.943% due 05/15/49 (~)(Ê) 3,403 17
Morgan Stanley Capital I Trust
Series 2016-UB11 Class AS
2.984% due 08/15/49 905 899
Series 2017-HR2 Class XA
Interest Only STRIPS
0.990% due 12/15/50 (~)(Ê) 2,365 25
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 311
Series 2019-L3 Class XA
Interest Only STRIPS
0.724% due 11/15/52 (~)(Ê) 5,099 91
Series 2021-L5 Class XA
Interest Only STRIPS
1.382% due 05/15/54 (~)(Ê) 1,310 57
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.100% due 03/25/54 (~)(Ê)(Þ) 487 510
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.927% due 11/05/41 (~)(Ê)(Þ) 500 499
NYC Commercial Mortgage Trust
Series 2025-28L Class B
5.174% due 11/05/38 (~)(Ê)(Þ) 500 499
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 85 76
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 322 315
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 78 79
Series 2026-INV1 Class A20
5.500% due 02/25/56 (~)(Ê)(Þ) 1,717 1,706
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 1,000 1,008
ORL Trust
Series 2024-GLKS Class E

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.845% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 502
PCY Trust
Series 2026-FCMT Class A
5.153% due 04/05/41 (~)(Ê)(Þ) 1,000 1,003
PMT Loan Trust
Series 2025-J3 Class A29
5.500% due 11/27/56 (~)(Ê)(Þ) 389 386
Series 2025-J4 Class A3
5.000% due 12/01/56 (~)(Ê)(Þ) 1,321 1,293
Series 2026-INV1 Class A3
5.000% due 01/25/57 (~)(Ê)(Þ) 974 954
Series 2026-INV2 Class A29
5.500% due 01/25/57 (~)(Ê)(Þ) 1,970 1,943
Series 2026-J1 Class A19
5.500% due 01/25/57 (~)(Ê)(Þ) 954 946
Series 2026-J2 Class A19
5.500% due 03/25/57 (~)(Ê)(Þ) 1,460 1,446
PRM Trust
Series 2025-PRM5 Class D
5.812% due 03/10/33 (~)(Ê)(Þ) 500 495
Series 2025-PRM6 Class E
6.803% due 07/05/33 (~)(Ê)(Þ) 250 250
Series 2025-PRM7 Class D
5.850% due 11/10/42 (~)(Ê)(Þ) 500 490
PTCM Re-REMIC Trust
Series 2026-FRR1 Class B169
3.601% due 03/25/62 (~)(Ê)(Þ) 750 589
Series 2026-FRR1 Class C162
1.999% due 02/25/61 (~)(Ê)(Þ) 750 500
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 160 137
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 126 104
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.252% due 02/27/51 (~)(Ê)(Þ) 270 267
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.316% due 11/08/49 (~)(Ê)(Þ) 1,000 981
SCG Commercial Mortgage Trust
Series 2025-FLWR Class C
5.405% due 08/15/42 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 650 650
SDAL Trust
Series 2025-DAL Class A
6.096% due 04/15/42 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 250
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 42 38
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 668 599
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 38 36
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 437 360
Series 2025-1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 01/25/55 (~)(Ê)(Þ) 127 128
Series 2025-10 Class A28
6.000% due 11/25/55 (~)(Ê)(Þ) 408 409
Series 2026-3 Class A19
5.000% due 03/25/56 (~)(Ê)(Þ) 1,940 1,891
Series 2026-INV1 Class A2
4.500% due 01/25/56 (~)(Ê)(Þ) 962 913
SG Residential Mortgage Trust
Series 2026-1 Class A1
4.782% due 01/25/66 (~)(Ê)(Þ) 2,467 2,439
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
6.995% due 02/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 493
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 681 559
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 821
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 349 308
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
5.234% due 07/25/34 (~)(Ê) 132 130
Series 2006-AR15 Class 1A
4.349% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 154 156
Wells Fargo Commercial Mortgage
Trust
Series 2016-LC25 Class D
3.147% due 12/15/59 (~)(Ê)(Þ) 450 421
Series 2017-C41 Class XA
Interest Only STRIPS
1.290% due 11/15/50 (~)(Ê) 4,577 60
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 16 14
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 141 121
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 179 157
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 617 508
108,189
Non-US Bonds - 9.8%
Accor SA
4.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.668%)(Ê)(ƒ)(Þ) EUR 600 697
Altice France SA
5.375% due 04/15/32 (Þ) EUR 148 171
5.625% due 07/15/32 (Þ) EUR 693 799
Anarafe SL
14.949% due 12/31/26 (3 Month
EURIBOR + 12.750%)(Þ) EUR 333 246
Aroundtown Finance SARL

See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.349%)(Ê)(ƒ) EUR 1,150 1,293
Atos SE
10.530% due 12/18/29 (~)(Ê)(Þ) EUR 320 428
6.080% due 12/18/30 (~)(Ê)(Þ) EUR 450 514
Banijay Entertainment SAS
7.000% due 05/01/29 (Þ) EUR 350 423
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 600 763
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 600 712
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 900 1,043
BCP V Modular Services Finance II
PLC
4.750% due 11/30/28 (Þ) EUR 500 555
6.125% due 11/30/28 (Þ) GBP 300 385
6.750% due 11/30/29 (Þ) EUR 400 329
Betclic Everest Group SAS
5.125% due 12/10/31 (Þ) EUR 400 471
British Telecommunications PLC
Series EMTN
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 300 430
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
5.625% due 02/15/32 (Þ) EUR 150 176
Canary Wharf Group Investment
Holdings PLC
3.375% due 04/23/28 (Þ) GBP 350 450
Castor SpA
7.400% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 350 345
CD&R Firefly Bidco PLC
8.625% due 04/30/29 (Þ) GBP 200 281
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 800 1,091
Cidron Aida Finco SARL
9.125% due 10/27/31 (Þ) GBP 500 654
Citycon Treasury BV
Series EMTN
1.625% due 03/12/28 (Þ) EUR 300 329
6.500% due 03/08/29 (Þ) EUR 400 475
5.000% due 03/11/30 (Þ) EUR 350 392
5.375% due 07/08/31 (Þ) EUR 650 716
CPI Property Group SA
Series EMTN
4.000% due 01/22/28 (~)(Ê)(Þ) GBP 350 460
1.750% due 01/14/30 (Þ) EUR 910 922
1.500% due 01/27/31 (Þ) EUR 720 682
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPUK Finance, Ltd.
4.500% due 08/28/27 (Þ) GBP 500 671
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 200 272
Deutsche EuroShop AG
4.500% due 10/15/30 (Þ) EUR 300 352
Dynamo Newco II GmbH
6.250% due 10/15/31 (Þ) EUR 413 430
EDP SA
Series EMTN
4.500% due 05/27/55 (EURIBOR
ICE Swap Rate + 2.239%)(Ê)(Þ) EUR 300 349
4.375% due 12/02/55 (EURIBOR
ICE Swap Rate + 1.923%)(Ê)(Þ) EUR 700 799
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 300 354
Electricite de France SA
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 200 222
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 500 668
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 1,000 1,157
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 900 1,254
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 600 725
Emeria SA
3.375% due 03/31/28 (Þ) EUR 500 481
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 1,000 1,149
Series ..
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 1.821%)(Ê)(ƒ)(Þ) EUR 300 337
Energia Group Roi Financeco DAC
6.875% due 07/31/28 (Þ) EUR 1,000 1,195
Entain PLC
4.875% due 11/30/31 (Þ) EUR 500 586
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 670 768
Eutelsat Communications SACA
5.750% due 03/15/31 (Þ) EUR 230 277
6.250% due 03/15/33 (Þ) EUR 190 229
Eutelsat SA
1.500% due 10/13/28 (Þ) EUR 700 783
Fiber Bidco SpA
6.125% due 06/15/31 (Þ) EUR 700 791
Fibercop SpA
5.375% due 04/15/31 (Þ) EUR 140 166
5.125% due 06/30/32 (Þ) EUR 500 590

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flamingo Lux II SCA
5.000% due 03/31/29 (Þ) EUR 100 32
Forvia SE
5.500% due 06/15/31 (Þ) EUR 350 418
Froneri Lux FinCo SARL
4.750% due 08/01/32 (Þ) EUR 680 778
Galaxy Bidco, Ltd.
8.125% due 12/19/29 (Þ) GBP 173 242
Gatwick Airport Finance PLC
6.000% due 11/21/30 (Þ) GBP 800 1,072
Grand City Properties SA
Series EMTN
1.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.184%)(Ê)(ƒ)(Þ) EUR 500 584
Grifols SA
7.125% due 05/01/30 (Þ) EUR 680 829
Guala Closures SpA
6.150% due 06/29/29 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 400 465
Heathrow Finance PLC
4.125% due 09/01/29 (~)(Ê)(Þ) GBP 200 254
6.625% due 03/01/31 (Þ) GBP 500 677
Holding d'Infrastructures des Metiers
de l'Environnement
Series .
0.625% due 09/16/28 (Þ) EUR 710 782
House of Fraser Funding PLC
6.040% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
HX Hold Co., Ltd.
7.000% due 02/12/30 (~)(Ê) EUR 400 306
IHO Verwaltungs GmbH
5.625% due 05/15/31 (Þ) EUR 390 464
7.000% due 11/15/31 (Þ) EUR 300 372
iliad SA
4.250% due 01/09/32 (Þ) EUR 300 349
INEOS Finance PLC
5.625% due 08/15/30 (Þ) EUR 300 330
INEOS Quattro Finance 2 PLC
6.750% due 04/15/30 (Þ) EUR 300 323
Intrum Investments and Financing AB
8.000% due 09/11/27 (Þ) EUR 400 473
Series ...
7.750% due 09/11/27 EUR 503 579
ION Platform Finance SARL
6.500% due 09/30/30 (Þ) EUR 160 156
6.875% due 09/30/32 (Þ) EUR 160 148
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 238
LANXESS AG
Series EMTN
3.637% due 09/08/27 (Þ)(ž) EUR 500 559
1.750% due 03/22/28 (Þ) EUR 800 905
0.625% due 12/01/29 (Þ) EUR 600 625
Luna 1.5 SARL
10.500% due 07/01/32 (Þ) EUR 350 436
Mediobanca Banca di Credito
Finanziario SpA
Series EMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 11/02/28 (3 Month
EURIBOR + 1.000%)(Ê)(Þ) EUR 500 564
3.875% due 07/04/30 (3 Month
EURIBOR + 1.300%)(Ê)(Þ) EUR 700 825
METRO AG
4.625% due 03/07/29 (Þ) EUR 350 420
Series EMTN
5.250% due 03/05/30 (Þ) EUR 985 1,194
Mobico Group PLC
3.625% due 11/20/28 (Þ) GBP 250 301
Series EMTN
4.875% due 09/26/31 (Þ) EUR 500 445
Mundys SpA
Series EMTN
1.875% due 07/13/27 (Þ) EUR 750 864
New Immo Holding SA
Series EMTN
3.250% due 07/23/27 (Þ) EUR 600 701
4.875% due 12/08/28 (Þ) EUR 7 00 821
6.000% due 03/22/29 (Þ) EUR 700 843
Nexi SpA
Series .
3.616% due 02/24/28 (Þ)(ž) EUR 200 220
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 800 921
Nidda Healthcare Holding GmbH
5.375% due 10/23/30 (Þ) EUR 800 943
Nissan Motor Co., Ltd.
3.201% due 09/17/28 (Þ) EUR 850 975
Ocado Group PLC
6.250% due 08/06/29 (Þ) GBP 500 620
10.500% due 08/08/29 (Þ) GBP 600 825
Odido Group Holding BV
5.500% due 01/15/30 (Þ) EUR 600 701
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 800 906
1.500% due 02/18/21 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.860%)(Ê)(Þ) EUR 580 585
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 300 358
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 470 494
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 300 402
6.625% due 01/16/34 GBP 450 613
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,550 1,826
Series EMTN
4.875% due 02/21/28 (Þ) EUR 500 594
Pinewood Finco PLC

See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 03/27/30 (Þ) GBP 900 1,213
PLT VII Finance SARL
6.000% due 06/15/31 (Þ) EUR 196 235
ProGroup AG
5.375% due 04/15/31 (Þ) EUR 500 590
Q-Park Holding I BV
3.875% due 09/01/31 (Þ) EUR 300 344
Renault SA
Series EMTN
1.125% due 10/04/27 (Þ) EUR 600 684
Russian Railways Via RZD Capital
PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
Sainsbury's Bank PLC
10.500% due 03/12/33 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 7.625%)(Ê)(Þ) GBP 180 261
Schaeffler AG
Series EMTN
4.500% due 05/12/32 (Þ) EUR 300 347
SES SA
Series EMTN
0.875% due 11/04/27 (Þ) EUR 200 226
3.500% due 01/14/29 (Þ) EUR 620 718
4.125% due 06/24/30 (Þ) EUR 400 465
4.875% due 06/24/33 (Þ) EUR 400 465
Series GMTN
2.000% due 07/02/28 (Þ) EUR 450 508
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 200 233
Sherwood Financing PLC
7.625% due 12/15/29 (Þ) EUR 400 465
SNF Group SACA
4.500% due 03/15/32 (Þ) EUR 100 119
Summer BC Holdco B SARL
5.875% due 02/15/30 (Þ) EUR 600 614
Sunrise FinCo I BV
4.625% due 05/15/32 (Þ) EUR 200 233
TDC Net A/S
Series EMTN
5.000% due 08/09/32 (Þ) EUR 500 600
4.625% due 10/22/33 (Þ) EUR 700 818
Techem Verwaltungsgesellschaft 675
mbH
5.150% due 07/15/32 (3 Month
EURIBOR + 3.000%)(Ê)(Þ) EUR 700 823
Telecom Italia Finance SA
Series EMTN
7.750% due 01/24/33 EUR 900 1,285
Telecom Italia SpA
Series EMTN
5.250% due 03/17/55 EUR 500 604
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 200 246
Series .
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.752% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 300 365
Teva Pharmaceutical Finance
Netherlands II BV
1.625% due 10/15/28 (Þ) EUR 1,000 1,115
Travelex Financing PLC
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco, Ltd.
3.010% due 03/31/29 (Þ) GBP 2,699 2,072
TVL Finance PLC
10.250% due 04/28/28 (Þ) GBP 550 719
Unibail-Rodamco-Westfield
4.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 900 1,059
United Group BV
6.500% due 10/31/31 (Þ) EUR 500 599
6.375% due 05/14/33 (Þ) EUR 291 340
Var Energi ASA
4.950% due 04/29/86 (EURIBOR
ICE Swap Rate + 2.308%)(Ê)(Þ) EUR 230 268
Veolia Environnement SA
Series EMTN
4.322% due 12/31/99 (EURIBOR
ICE Swap Rate + 1.837%)(Ê)(ƒ)(Þ) EUR 1,100 1,257
Verallia SA
3.500% due 11/14/29 (Þ) EUR 400 459
3.875% due 11/04/32 (Þ) EUR 600 672
4.375% due 11/14/33 (Þ) EUR 700 800
Verisure Midholding AB
5.250% due 02/15/29 (Þ) EUR 300 352
Virgin Media O2 Vendor Financing
Notes VII DAC
7.500% due 07/15/33 (Þ) EUR 200 214
Virgin Media Secured Finance PLC
4.125% due 08/15/30 (Þ) GBP 700 849
Viridien
8.500% due 10/15/30 (Þ) EUR 136 170
Vivion Investments SARL
Series EMTN
5.625% due 06/08/30 (Þ) EUR 700 785
Vmed O2 UK Financing I PLC
4.000% due 01/31/29 (Þ) GBP 200 257
4.500% due 07/15/31 (Þ) GBP 600 703
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 700 824
Series EMTN
4.625% due 09/12/55 (EURIBOR
ICE Swap Rate + 2.143%)(Ê)(Þ) EUR 500 567
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 834
Volkswagen International Finance NV
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 262

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series .
5.994% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.494%)(Ê)(ƒ)(Þ) EUR 700 828
Worldline SA
5.075% due 07/30/26 (Þ)(ž) EUR 7 8
Series EMTN
0.875% due 06/30/27 (Þ) EUR 500 558
4.125% due 09/12/28 (Þ) EUR 800 867
5.250% due 11/27/29 (Þ) EUR 800 832
5.500% due 06/10/30 (Þ) EUR 700 720
Zegona Finance PLC
6.750% due 07/15/29 (Þ) EUR 180 219
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 800 924
3.000% due 10/23/29 (Þ) EUR 800 879
Series EMTN
6.125% due 03/13/29 (Þ) EUR 300 361
7.000% due 06/12/30 (Þ) EUR 100 123
5.500% due 02/17/32 (Þ) EUR 100 114
95,265
Total Long-Term Fixed
Income Investments
(cost $866,232) 853,257
Common Stocks - 0.6%
Consumer Discretionary - 0.0%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
188
Financial Services - 0.0%
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
—
Materials and Processing - 0.6%
Real Alloy(Æ)(Š) 39
2,893
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,377
5,270
Total Common Stocks
(cost $6,026) 5,458
Preferred Stocks - 0.0%
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 57
57
Total Preferred Stocks
(cost $47) 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants and Rights - 0.0%
Travelex International, Ltd.(Æ)(Š)
Warrants 675 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 10.6%
Dominion Energy, Inc.
3.069% due 05/04/26 ( ç )(Þ)(ž) 3,000 2,999
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)
(Ø)(Š) 284 —
Phillips 66
0.000% due 05/01/26 (Æ)( ç )(Þ) 2,000 2,000
U.S. Cash Management Fund(@) 98,091,183 (∞) 98,072
Total Short-Term Investments
(cost $103,532) 103,071
Total Investments - 99.0%
(identified cost $975,837) 961,843
Other Assets and Liabilities,
Net - 1.0%
9,936
Net Assets - 100.0%
971,779

See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
65.5%
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
350
1011778 BC ULC / New Red Finance, Inc. 04/09/26 155,000 98.38 152
152
1261229 BC, Ltd. 03/25/25 3,142,000 102.43 3,218
3,245
180 Medical, Inc. 12/19/25 660,000 97.45 643
637
7-Eleven, Inc. 10/02/24 129,000 94.74 122
122
A&K Travel Group Holdings, Ltd. 04/29/26 408,000 100.00 408
410
AB BSL CLO, Ltd. 11/18/24 350,000 100.00 350
351
AB BSL CLO, Ltd. 02/04/25 600,000 100.00 600
601
Abu Dhabi Government International Bond 11/02/22 1,077,000 72.06 776
720
Abu Dhabi Government International Bond 12/22/25 1,469,000 98.54 1,448
1,417
Abu Dhabi Government International Bond 12/30/25 380,000 95.65 363
359
Acadia Healthcare Co., Inc. 01/26/26 559,000 99.21 555
555
Accor SA 03/23/26 EUR 600,000 117.05 702
697
ACE Securities Corp. Mortgage Loan Trust 02/23/21 656,092 98.47 646
490
ACREC LLC 01/10/25 500,000 99.76 499
499
ACREC LLC 01/08/26 750,000 100.00 750
750
ACRES Commercial Realty 2026-FL4 Issuer LLC 01/20/26 1,000,000 100.00 1,000
1,001
Adani Ports and Special Economic Zone, Ltd. 10/15/25 155,000 97.92 152
151
AdaptHealth LLC 01/28/21 352,000 99.29 350
340
AdaptHealth LLC 01/30/26 158,000 97.25 154
154
Adient Global Holdings, Ltd. 02/11/25 1,030,000 100.47 1,035
1,053
Advanced Drainage Systems, Inc. 02/12/26 213,000 100.00 213
210
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 74.20 509
589
Aeropuerto Internacional De Tocumen SA 02/02/26 493,000 81.04 400
405
African Export-Import Bank (The) 07/26/22 1,545,000 88.89 1,373
1,395
AGL CLO, Ltd. 04/15/26 500,000 99.70 499
497
Agua y Saneamientos Argentinos SA 10/16/19 94,292 100.00 94
93
Ahlstrom Holding 3 Oy 02/26/24 300,000 96.08 288
294
AHP Health Partners, Inc. 08/16/21 787,000 98.23 773
781
Aircastle, Ltd. 06/12/25 131,000 102.79 135
136
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 10/21/25 738,000 100.00 738
719
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 01/29/26 151,000 102.17 154
152
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 03/12/26 153,000 99.26 152
151
Alcon Finance Corp. 12/02/25 122,000 96.10 117
116
Alliant Energy Finance LLC 03/17/25 709,000 103.89 737
733
Alpha Generation LLC 09/19/24 1,153,000 101.97 1,176
1,180
Alta Equipment Group, Inc. 05/21/24 796,000 94.55 753
761
Altice France SA 10/14/25 711,443 94.82 675
700
Altice France SA 12/19/25 EUR 148,460 111.35 165
171
Altice France SA 03/11/26 EUR 692,815 111.09 770
799
AMC Entertainment Holdings, Inc. 07/21/25 374,000 89.83 336
315
American Axle & Manufacturing, Inc. 10/24/25 743,000 101.07 751
742
American Money Management Corp. CLO, Ltd. 01/29/26 1,000,000 100.00 1,000
1,000
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 446,000 101.27 452
457
AmeriGas Partners, LP / AmeriGas Finance Corp. 12/19/25 573,000 106.09 608
611
Anarafe SL 01/12/22 EUR 332,918 123.55 411
246
Angolan Government International Bond 10/07/25 1,910,000 99.81 1,905
2,038
Angolan Government International Bond 12/19/25 200,000 98.91 198
215
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 11/05/25 286,000 100.05 286
286
Antero Resources Corp. 12/11/24 89,000 98.88 88
90
APi Group DE, Inc. 11/05/25 161,000 97.43 157
157
Apidos CLO 12/12/25 750,000 100.00 750
752
APLD Compute Co. LLC 12/19/25 545,000 103.50 564
585
Apollo Commercial Real Estate Finance, Inc. 09/02/21 706,000 99.58 703
706
Aramark 01/28/21 182,000 101.23 184
182
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 1,000,000 100.00 1,000
1,000
Arbor Realty SR, Inc. 12/19/25 760,000 94.77 720
717
Arbor Realty SR, Inc. 03/17/26 479,000 98.76 473
475
Arcosa, Inc. 11/05/25 145,000 98.31 143
141
AREIT CRE Trust 01/24/25 750,000 99.81 749
743
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
750
Aretec Escrow Issuer 2, Inc. 10/26/23 616,000 100.18 617
653
Arroyo Mortgage Trust 05/12/20 42,016 97.41 41
41
Asurion LLC and Asurion Co.-Issuer, Inc. 12/10/25 1,260,000 102.21 1,288
1,317

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Asurion LLC and Asurion Co.-Issuer, Inc. 01/23/26 1,093,000 100.16 1,095
1,079
Atlanticus Holdings Corp. 12/19/25 804,000 97.61 785
796
Atos SE 01/28/25 EUR 319,982 119.96 384
428
Atos SE 01/28/25 EUR 450,000 92.04 414
514
Avation Group S Pte, Ltd. 01/29/26 777,000 98.67 767
727
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 01/29/26 150,000 102.43 154
151
Axalta Coating Systems LLC 01/28/21 160,000 101.03 162
159
Axia Energia 01/15/25 1,221,000 101.43 1,238
1,236
Axon Enterprise, Inc. 03/05/25 432,000 101.55 437
442
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
202
Azerbaijan Government International Bond 09/21/22 350,000 90.16 316
329
BAHA Trust 11/22/24 700,000 99.99 700
722
Bahrain Government International Bond 03/17/25 613,000 102.15 626
615
Bahrain Government International Bond 05/16/25 1,044,000 100.36 1,048
1,053
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
450
Bain Capital Credit CLO, Ltd. 10/09/25 1,100,000 100.00 1,100
1,101
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance 01/29/26 148,000 103.31 153
150
BAMLL Trust 02/07/25 500,000 100.00 500
499
Banco del Estado de Chile 12/19/25 1,069,000 106.29 1,136
1,134
Banco Nacional de Panama 01/23/24 704,000 82.89 584
633
Banijay Entertainment SAS 02/17/26 EUR 350,000 122.16 428
423
Bapco Energies BSC Closed 06/18/20 340,000 102.31 348
342
Bapco Energies BSC Closed 12/19/25 953,000 106.87 1,018
977
Bapco Energies Sukuk, Ltd. 07/21/21 247,000 102.10 252
239
BAR Issuer LLC 03/27/26 1,250,000 100.00 1,250
1,252
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.86 434
442
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.71 222
219
Bausch Health Americas, Inc. 07/02/25 251,000 98.44 247
250
Bausch Health Cos., Inc. 12/17/19 453,000 156.78 710
471
Bausch Health Cos., Inc. 11/18/20 165,000 123.18 203
159
Bausch Health Cos., Inc. 09/18/24 340,000 65.01 221
221
Bausch Health Cos., Inc. 08/27/25 826,000 92.70 766
776
Bausch Health Cos., Inc. 10/07/25 948,000 82.50 782
698
BAY Mortgage Trust 04/28/25 250,000 100.00 250
250
Bayer AG 09/04/23 EUR 600,000 112.14 673
712
Bayer AG 09/26/23 EUR 600,000 121.26 728
763
Bayer US Finance II LLC 12/16/22 EUR 900,000 108.49 976
1,043
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 01/29/26 720,000 102.57 738
733
BCP V Modular Services Finance II PLC 01/22/25 EUR 400,000 96.71 387
329
BCP V Modular Services Finance II PLC 12/19/25 EUR 500,000 111.92 560
555
BCP V Modular Services Finance II PLC 01/19/26 GBP 300,000 131.63 395
385
BCPE Flavor Debt Merger Sub LLC / BCPE Flavor Issuer, Inc. 10/28/25 960,000 98.28 944
829
Beach Acquisition Bidco LLC 01/29/26 502,000 109.99 552
552
BellRing Brands, Inc. 10/10/25 746,000 102.90 768
757
Belron UK Finance PLC 01/29/26 151,000 101.90 154
153
Benefit Street Partners CLO, Ltd. 03/06/26 1,000,000 100.00 1,000
1,004
Betclic Everest Group SAS 01/20/26 EUR 400,000 118.28 473
471
Bimbo Bakeries USA, Inc. 02/10/25 171,000 102.81 176
176
BioMarin Pharmaceutical, Inc. 01/29/26 254,000 100.00 254
252
Birch Grove CLO, Ltd. 07/18/24 250,000 100.00 250
250
Birch Grove CLO, Ltd. 01/23/25 300,000 100.00 300
298
Birch Grove CLO, Ltd. 11/26/25 500,000 100.00 500
500
Blackstone Mortgage Trust, Inc. 12/19/25 108,000 106.09 115
115
BlueMountain CLO, Ltd. 10/02/25 850,000 100.00 850
837
BNP Paribas SA 12/11/24 137,000 94.84 130
132
BNP Paribas SA 08/14/25 540,000 94.97 513
510
BOCA Commercial Mortgage Trust 12/04/25 500,000 100.00 500
501
BOFAS Re-REMIC Trust 03/16/26 750,000 85.29 640
640
Bolivia Government International Bond 04/04/23 133,340 75.31 100
128
Bombardier, Inc. 06/04/25 670,000 109.58 734
738
Booz Allen Hamilton, Inc. 03/17/25 225,000 95.86 216
219
Boyd Gaming Corp. 11/05/25 318,000 97.63 310
307
Brant Point CLO, Ltd. 06/03/25 650,000 100.00 650
653

See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Brant Point CLO, Ltd. 02/13/26 1,000,000 100.00 1,000
1,003
Bread Financial Holdings, Inc. 01/06/26 751,000 102.84 772
786
Brean Asset Backed Securities Trust 01/14/26 1,500,000 96.75 1,451
1,451
British Telecommunications PLC 02/26/24 GBP 300,000 137.90 414
430
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 11/05/25 656,000 93.63 614
615
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 11/05/25 295,000 96.89 286
284
Brooklyn Union Gas Co. (The) 09/08/25 387,000 98.93 383
380
BSPDF Issuer LLC 02/20/26 1,000,000 100.00 1,000
1,001
BSPRT Issuer LLC 03/11/26 1,250,000 100.00 1,250
1,251
Burford Capital Global Finance LLC 01/29/26 782,000 98.05 767
726
Burford Capital Global Finance LLC 03/12/26 158,000 95.26 151
134
Burford Capital Global Finance LLC 03/17/26 168,000 90.23 152
138
BWX Technologies, Inc. 01/30/26 157,000 98.17 154
153
BWX Technologies, Inc. 01/30/26 156,000 98.75 154
154
BX Commercial Mortgage Trust 02/23/23 175,000 96.43 169
175
BX Commercial Mortgage Trust 01/24/24 500,000 97.96 490
500
BX Commercial Mortgage Trust 05/08/24 493,503 99.79 492
493
BX Commercial Mortgage Trust 06/06/24 380,000 98.48 374
380
BX Commercial Mortgage Trust 02/20/25 500,000 99.76 499
496
BX Commercial Mortgage Trust 05/30/25 389,130 100.00 389
389
BX Commercial Mortgage Trust 11/14/25 500,000 100.00 500
498
BX Commercial Mortgage Trust 01/23/26 157,570 100.00 158
158
BX Commercial Mortgage Trust 02/03/26 1,250,000 100.00 1,250
1,246
BX Commercial Mortgage Trust 02/05/26 1,000,000 100.00 1,000
1,003
BX Commercial Mortgage Trust 02/17/26 976,016 99.94 975
974
BX Trust 02/05/26 750,000 100.00 750
750
BX Trust 03/24/26 500,000 100.00 500
499
BXMT, Ltd. 03/11/26 1,250,000 99.97 1,250
1,250
C&W Senior Finance, Ltd. 02/06/25 850,000 101.88 866
871
Caixa Economica Federal 01/29/26 548,000 101.72 557
556
CALI Mortgage Trust 07/03/24 300,000 99.77 299
300
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
176
California Resources Corp. 01/29/26 454,000 100.51 456
463
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 350,000 119.24 417
450
Cantor Commercial Real Estate Lending Trust 02/16/21 775,000 90.86 704
616
Capital Power US Holdings, Inc. 04/20/26 697,000 104.51 728
719
Carnival Corp. 03/17/25 163,000 97.10 158
159
Carriage Purchaser, Inc. 09/23/21 744,000 99.09 737
725
Carvana Co. 04/05/24 2,316,006 109.45 2,542
2,562
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,290
Castor SpA 02/10/22 EUR 350,000 111.86 392
345
CBB International Sukuk Programme Co. 07/18/24 1,290,000 98.08 1,265
1,253
CBB International Sukuk Programme Co. 02/03/26 1,198,000 95.17 1,140
1,115
CCL Industries, Inc. 05/08/25 190,000 92.33 175
178
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.56 747
719
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,055,000 93.73 1,037
885
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/26 1,632,000 99.50 1,624
1,615
CCO Holdings LLC / CCO Holdings Capital Corp. 03/12/26 151,000 100.18 151
148
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
281
Celulosa Arauco y Constitucion SA 01/08/24 60,000 94.06 56
57
Cemex SAB de CV 07/08/25 144,000 99.74 144
145
Central Plaza Development, Ltd. 12/19/25 866,000 100.14 867
873
Central Plaza Development, Ltd. 02/02/26 325,000 99.56 324
325
Centrica PLC 01/29/26 GBP 800,000 140.87 1,127
1,091
CEZ AS 06/15/17 383,000 108.64 416
356
CFAMC III Co., Ltd. 06/08/21 200,000 94.55 189
200
Chase Home Lending Mortgage Trust 07/29/19 98,162 100.87 99
88
Chase Home Lending Mortgage Trust 10/30/19 58,566 100.69 59
52
Chase Home Lending Mortgage Trust 10/30/19 374,821 101.43 380
329
Chase Home Lending Mortgage Trust 06/21/24 195,402 98.50 192
196
Chase Home Lending Mortgage Trust 11/06/25 514,989 99.84 514
511
Chase Home Lending Mortgage Trust 02/20/26 1,717,165 99.39 1,707
1,676
Chase Home Lending Mortgage Trust 03/09/26 979,618 98.74 967
955
China Government International Bond 11/05/25 643,000 99.85 642
642
China Government International Bond 12/19/25 1,108,000 100.86 1,117
1,106

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
CHNGE Mortgage Trust 01/21/22 260,689 99.98 261
251
Chobani LLC / Chobani Finance Corp., Inc. 04/09/26 339,000 100.00 339
346
CHS/Community Health Systems, Inc. 05/04/21 340,000 90.10 306
301
CHS/Community Health Systems, Inc. 04/29/22 460,000 97.59 449
457
CHS/Community Health Systems, Inc. 12/19/25 68,000 107.53 73
73
Cidron Aida Finco SARL 04/01/25 GBP 500,000 134.65 673
654
CIFC Funding, Ltd. 02/20/25 500,000 100.00 500
500
CIM Trust 09/27/18 146,957 97.12 143
138
CIM Trust 03/22/19 20,265 101.26 21
19
CIM Trust 11/07/19 326,738 100.51 328
294
CIM Trust 03/01/21 647,527 101.77 659
530
CIM Trust 03/29/21 330,181 100.35 331
270
Citigroup Mortgage Loan Trust 05/06/21 489,318 101.09 495
401
Citigroup Mortgage Loan Trust 06/25/21 414,984 100.35 416
341
Citycon Treasury BV 09/29/25 EUR 300,000 111.63 335
329
Citycon Treasury BV 09/29/25 EUR 650,000 114.03 741
716
Citycon Treasury BV 09/29/25 EUR 350,000 115.88 406
392
Citycon Treasury BV 09/29/25 EUR 400,000 120.67 483
475
Clean Harbors, Inc. 01/29/26 150,000 102.36 154
153
CLI Funding LLC 03/23/21 832,095 97.47 811
780
CLI Funding LLC 01/22/26 461,375 93.13 430
426
Cloud Software Group, Inc. 10/17/24 789,000 104.14 822
749
Cloud Software Group, Inc. 10/17/24 339,000 99.16 336
330
Clydesdale Acquisition Holdings, Inc. 03/30/22 1,509,000 97.22 1,467
1,369
Clydesdale Acquisition Holdings, Inc. 12/19/25 930,000 99.53 926
874
CMG Media Corp. 10/16/24 998,865 90.16 901
890
CNX Midstream Partners, LP 01/30/26 158,000 97.40 154
153
CNX Resources Corp. 01/29/26 147,000 104.65 154
153
Coinbase Global, Inc. 09/14/21 1,161,000 95.88 1,113
1,113
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 1,855,000 104.10 1,947
1,970
Comision Federal de Electricidad 03/20/25 288,000 85.06 245
244
COMM Mortgage Trust 11/21/24 500,000 101.39 507
509
Commonbond Student Loan Trust 11/27/18 55,131 100.62 55
51
Commonbond Student Loan Trust 06/02/20 51,052 99.99 51
43
Commonbond Student Loan Trust 03/10/21 157,830 100.00 158
121
Conduent Business Services, LLC / Conduent State & Local Solutions, Inc. 04/09/26 1,094,000 70.65 773
783
Connect Finco SARL / Connect US Finco LLC 09/11/24 766,000 104.55 801
809
Connect Holding II LLC 12/19/25 107,000 94.49 101
109
Consolidated Energy Finance SA 09/30/21 1,709,000 86.78 1,483
1,604
Constellation Software, Inc. 12/19/25 625,000 101.00 631
612
CoreWeave, Inc. 01/29/26 156,000 99.03 154
158
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.59 465
390
Corp. Nacional del Cobre de Chile 01/08/25 3,201,000 106.18 3,395
3,418
Corp. Nacional del Cobre de Chile 02/09/26 200,000 107.80 216
213
Costa Rica Government International Bond 09/08/25 1,167,000 103.84 1,212
1,209
Costa Rica Government International Bond 12/22/25 200,000 108.97 218
214
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 03/17/25 185,000 101.80 188
187
CPI CG, Inc. 12/19/25 109,000 105.46 115
115
CPI Property Group SA 07/10/24 EUR 910,000 100.56 915
922
CPI Property Group SA 11/06/24 EUR 720,000 91.34 658
682
CPI Property Group SA 02/18/26 GBP 350,000 132.38 463
460
CPUK Finance, Ltd. 01/29/26 GBP 500,000 136.77 684
671
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,038,000 99.79 1,036
1,026
Credit Acceptance Corp. 12/19/25 766,000 100.37 769
763
Credit Agricole SA 08/14/25 145,000 102.38 148
148
Crescent Energy Finance LLC 01/29/26 155,000 99.76 155
161
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
301
CSC Holdings LLC 07/16/21 243,000 66.63 162
86
CSC Holdings LLC 10/11/24 520,000 97.95 509
372
CSTL Commercial Mortgage Trust 01/29/26 500,000 100.18 501
492
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 646,000 97.74 631
630
CVR Energy, Inc. 10/31/24 431,000 97.84 422
429
Danaos Corp. 01/29/26 443,000 103.15 457
455
Darling Ingredients, Inc. 01/06/26 116,000 100.05 116
116

See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
DBC Mortgage Trust 10/20/25 750,000 100.00 750
750
DBR Land Holdings LLC 11/19/25 138,000 100.00 138
141
DBWF Mortgage Trust 10/25/18 1,000,000 92.64 926
820
Deutsche EuroShop AG 04/29/26 EUR 300,000 116.70 350
352
Deutsche Telekom International Finance BV 07/12/24 62,000 99.01 61
62
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
498
Digicel International Finance, Ltd. / Difl US LLC 07/30/25 916,000 102.47 939
953
Directv Financing LLC 12/19/25 707,000 101.14 715
719
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 2,084,000 100.08 2,086
2,085
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 05/12/25 596,000 100.79 601
620
DISH DBS Corp. 11/10/21 453,000 96.67 438
445
DISH DBS Corp. 10/01/24 453,000 98.14 445
449
DK Trust 08/12/25 750,000 99.76 748
750
Dominican Republic Government International Bond 06/05/25 202,000 92.39 187
193
Dominican Republic Government International Bond 06/05/25 175,000 98.56 172
182
Dominican Republic Government International Bond 02/10/26 4,230,000 99.30 4,204
4,126
Dominion Energy, Inc. 04/01/26 3,000,000 99.97 2,999
2,999
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
874
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
527
Dotdash Meredith, Inc. 12/19/25 821,000 92.21 757
771
Dresdner Funding Trust I 03/02/22 873,000 108.77 950
945
Driven Brands Funding LLC 05/30/24 256,188 87.30 224
233
Dryden Senior Loan Fund 10/05/18 500,000 99.64 498
500
DT Midstream, Inc. 06/12/25 652,000 98.32 641
638
Dycom Industries, Inc. 01/30/26 156,000 98.61 154
152
Dynamo Newco II GmbH 09/25/24 EUR 413,000 116.23 480
430
Ecuador Government International Bond 08/02/23 750,612 65.07 488
694
Ecuador Government International Bond 01/26/26 1,244,000 100.00 1,244
1,269
Ecuador Government International Bond 01/26/26 723,000 100.00 723
748
Ecuador Government International Bond 02/02/26 279,000 99.39 277
279
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
574
EDP SA 05/20/25 EUR 300,000 112.05 336
349
EDP SA 11/24/25 EUR 700,000 117.20 820
799
Egypt Government International Bond 04/15/24 2,703,000 88.96 2,405
2,464
Egypt Government International Bond 10/03/25 1,397,000 107.50 1,502
1,475
eircom Finance DAC 04/28/25 EUR 300,000 116.44 349
354
El Puerto de Liverpool SAB de CV 02/04/26 210,000 99.75 209
202
El Salvador Government International Bond 07/21/25 1,095,000 110.56 1,211
1,224
Electricite de France SA 11/28/22 GBP 500,000 117.31 587
668
Electricite de France SA 02/28/23 EUR 1,000,000 107.62 1,076
1,157
Electricite de France SA 01/10/24 EUR 200,000 96.28 193
222
Electricite de France SA 09/10/24 GBP 900,000 139.14 1,252
1,254
Element Solutions, Inc. 01/30/26 157,000 97.89 154
153
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
300
Elevation CLO, Ltd. 01/23/26 500,000 100.00 500
501
ELFI Graduate Loan Program 06/18/20 63,233 99.98 63
59
Elia Group SA 01/02/24 EUR 600,000 119.25 716
725
Ellington Financial Mortgage Trust 11/05/19 65,832 99.97 66
65
Ellington Financial Mortgage Trust 04/14/22 352,278 99.59 351
354
Embecta Corp. 07/18/25 170,000 91.64 156
160
Embecta Corp. 07/23/25 181,000 97.42 176
171
Emeria SA 08/28/25 EUR 500,000 105.28 526
481
Empresa de Transmision Electrica SA 12/19/25 1,766,000 77.77 1,373
1,390
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 106.83 607
520
Empresa Nacional del Petroleo 11/02/17 338,000 91.66 310
280
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 05/04/23 EUR 400,000 110.14 441
483
Encore Capital Group, Inc. 12/19/25 565,000 100.86 570
574
Encore Capital Group, Inc. 12/19/25 GBP 400,000 130.88 524
522
Enel Finance International NV 06/12/25 673,000 95.53 643
639
Enel SpA 01/07/25 EUR 1,000,000 114.76 1,148
1,149
Enel SpA 04/15/26 EUR 300,000 114.81 344
337
Energia Group Roi Financeco DAC 07/20/23 EUR 1,000,000 118.51 1,185
1,195
Energizer Gamma Acquisition BV 06/09/21 EUR 575,000 109.97 632
647
Energizer Holdings, Inc. 12/01/25 564,000 95.58 539
539
EnerSys 04/09/26 153,000 99.50 152
151

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Enova International, Inc. 10/10/25 272,000 105.08 286
287
Enova International, Inc. 04/09/26 737,000 104.70 772
772
Entain PLC 01/26/26 EUR 500,000 119.91 600
586
Entegris, Inc. 05/01/25 2,145,000 99.21 2,128
2,131
Enviri Corp. 02/24/25 641,000 98.94 634
640
Esab Corp. 01/29/26 150,000 102.63 154
152
Eskom Holdings SOC, Ltd. 01/28/21 1,393,000 103.87 1,447
1,467
Esselunga SpA 10/27/21 EUR 670,000 116.25 779
768
Eutelsat Communications SACA 02/25/26 EUR 230,000 118.06 272
277
Eutelsat Communications SACA 02/25/26 EUR 190,000 118.06 224
229
Eutelsat SA 04/05/24 EUR 700,000 103.93 727
783
Evergy Missouri West, Inc. 11/13/24 80,000 100.30 80
81
EW Scripps Co. (The) 07/29/25 530,000 99.80 529
532
Export-Import Bank of India 11/06/24 400,000 94.95 380
381
Extended Stay America Trust 09/26/25 481,567 100.00 482
484
Extended Stay America Trust 01/21/26 470,140 100.00 470
472
Fair Isaac Corp. 01/30/26 156,000 98.47 154
152
Fannie Mae Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
708
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 92.13 1,106
1,215
Fannie Mae Connecticut Avenue Securities Trust 05/07/24 600,000 106.17 637
625
Fannie Mae Connecticut Avenue Securities Trust 09/10/24 500,000 107.98 540
531
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 500,000 101.19 506
503
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 700,000 101.54 711
706
Fannie Mae Connecticut Avenue Securities Trust 07/29/25 1,000,000 103.09 1,031
1,030
Ferguson Finance PLC 10/02/24 560,000 100.66 564
559
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 10/10/25 796,000 96.45 768
775
Fiber Bidco SpA 05/09/24 EUR 700,000 112.57 788
791
Fibercop SpA 04/23/25 200,000 95.68 191
200
Fibercop SpA 04/25/25 500,000 94.93 475
482
Fibercop SpA 06/18/25 EUR 500,000 119.39 597
590
Fibercop SpA 04/01/26 EUR 140,000 115.85 162
166
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 12/19/25 1,194,552 104.77 1,252
1,238
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
515
First Quantum Minerals, Ltd. 12/19/25 240,000 104.64 251
247
First Quantum Minerals, Ltd. 02/11/26 2,932,000 99.89 2,929
2,881
FirstCash, Inc. 01/30/26 155,000 99.42 154
153
FirstEnergy Pennsylvania Electric Co. 06/13/25 643,000 98.06 631
629
Five Point Operating Co., LP 12/19/25 738,000 103.97 767
757
Flagstar Mortgage Trust 10/24/18 377,269 102.80 388
365
Flagstar Mortgage Trust 06/03/19 64,532 102.50 66
60
Flagstar Mortgage Trust 02/04/21 112,042 102.47 115
105
Flamingo Lux II SCA 02/10/26 EUR 100,000 50.42 50
32
Flutter Treasury DAC 05/22/25 719,000 100.00 719
714
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
251
Forestar Group, Inc. 04/28/25 526,000 98.16 516
528
Fortescue Treasury Pty, Ltd. 04/09/26 153,000 99.55 152
152
Fortrea Holdings, Inc. 03/05/25 267,000 96.27 257
260
Forvia SE 03/24/26 EUR 350,000 115.74 405
418
Freddie Mac STACR REMIC Trust 03/08/23 220,707 99.49 220
221
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.50 209
207
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
700
Freddie Mac STACR REMIC Trust 05/01/25 500,000 100.00 500
503
FREMF Mortgage Trust 03/24/21 9,392,275 0.01 1
1
FREMF Mortgage Trust 03/24/21 3,675,088 0.02 1
1
Froneri Lux FinCo SARL 07/16/25 EUR 680,000 117.19 797
778
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.76 499
500
FS Trust 02/11/26 1,000,000 100.00 1,000
999
FS Trust 02/23/26 1,000,000 100.00 1,000
1,000
Full House Resorts, Inc. 04/29/25 546,000 96.04 524
518
Gabon Government International Bond 03/17/25 400,000 82.43 330
334
Gaci First Investment Co. 02/02/26 2,380,000 85.46 2,034
2,006
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
242
Galaxy CLO, Ltd. 05/19/25 550,000 100.00 550
552
Galaxy CLO, Ltd. 02/13/26 1,000,000 100.00 1,000
1,000
GAM Re-REMIC Trust 04/01/21 837,000 73.33 614
782

See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
GAM Re-REMIC Trust 01/28/22 28,546 85.38 24
28
Gartner, Inc. 03/17/25 667,000 96.55 644
628
Garuda Indonesia Persero Tbk PT 12/19/25 1,251,521 90.46 1,132
1,068
Gates Corp. 04/09/26 148,000 103.59 153
152
Gatwick Airport Finance PLC 11/12/25 GBP 800,000 134.74 1,078
1,072
Gazprom PJSC Via Gaz Capital SA 08/17/16 1,000,000 111.73 1,117
716
GCI LLC 04/09/26 156,000 98.21 153
153
Gee Automotive Holdings LLC 02/09/26 856,000 100.89 864
867
Genesee & Wyoming, Inc. 12/19/25 844,000 103.02 869
864
GENMAB Finance LLC 11/18/25 1,372,000 101.91 1,395
1,407
GENMAB Finance LLC 11/18/25 1,045,000 104.70 1,087
1,089
Genting New York LLC / GENNY Capital, Inc. 12/19/25 667,000 102.74 685
678
Georgian Railway JSC 04/07/22 1,153,000 94.93 1,095
1,107
GFL Environmental, Inc. 05/01/25 559,000 104.27 583
579
GFL Environmental, Inc. 08/14/25 146,000 97.59 142
143
GGAM Finance, Ltd. 12/27/23 925,000 100.76 932
933
GGAM Finance, Ltd. 01/02/25 638,000 101.66 649
643
Ghana Government International Bond 10/09/24 181,125 91.01 165
177
Ghana Government International Bond 11/20/24 1,001,875 95.57 957
980
Ghana Government International Bond 12/19/25 200,000 92.17 184
183
Glencore Funding LLC 04/09/26 282,000 102.30 288
288
Global Infrastructure Solutions, Inc. 01/10/24 822,000 94.09 773
821
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 06/09/22 830,000 96.45 801
810
Global Partners, LP / GLP Finance Corp. 07/18/25 70,000 100.58 70
72
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 01/30/26 807,000 95.65 772
755
Goat Holdco LLC 10/30/25 1,044,000 102.61 1,071
1,070
goeasy, Ltd. 10/10/25 494,000 102.47 506
467
goeasy, Ltd. 12/19/25 807,000 95.52 771
683
GoodLeap Sustainable Home Solutions Trust 06/09/21 929,103 99.96 929
716
Grand City Properties SA 03/25/25 EUR 500,000 109.78 549
584
Graphic Packaging International LLC 01/30/26 154,000 99.98 154
153
Gray Media, Inc. 03/03/26 115,000 80.99 93
92
Gray Oak Pipeline LLC 03/17/25 115,000 97.68 112
113
Grifols SA 12/11/24 EUR 680,000 104.94 714
829
Grifols SA 01/27/26 1,109,000 98.81 1,096
1,093
Grupo Energia Bogota SA ESP 12/19/25 1,380,000 98.80 1,363
1,346
GS Mortgage Securities Trust 08/01/19 815,205 105.27 858
774
GS Mortgage Securities Trust 12/06/21 436,418 96.72 422
353
GS Mortgage Securities Trust 01/10/22 761,316 97.57 743
624
GS Mortgage Securities Trust 03/08/23 500,000 99.90 499
500
GS Mortgage-Backed Securities Trust 03/12/21 680,272 101.25 689
559
GS Mortgage-Backed Securities Trust 05/14/21 347,220 97.03 337
287
GS Mortgage-Backed Securities Trust 06/03/21 830,811 103.50 860
736
GS Mortgage-Backed Securities Trust 06/15/21 714,007 100.46 717
585
GS Mortgage-Backed Securities Trust 06/15/21 800,000 100.82 807
589
GS Mortgage-Backed Securities Trust 09/22/21 868,294 100.79 875
711
GS Mortgage-Backed Securities Trust 01/21/25 357,247 99.26 355
359
GS Mortgage-Backed Securities Trust 12/12/25 1,032,900 99.92 1,032
1,024
GS Mortgage-Backed Securities Trust 01/14/26 936,905 99.63 933
916
GS REFT Issuer, Ltd. 03/13/26 1,000,000 100.00 1,000
1,000
GSAT Trust 06/25/25 400,000 100.00 400
398
GSJP Trust 12/09/25 500,000 100.00 500
503
Guala Closures SpA 01/26/26 EUR 400,000 118.64 475
465
Guatemala Government International Bond 10/24/25 403,000 100.42 405
403
Guatemala Government International Bond 12/19/25 200,000 99.79 200
199
Guatemala Government International Bond 01/30/26 200,000 100.87 202
201
Guatemala Government International Bond 03/20/26 662,000 104.55 692
707
Gulfport Energy Operating Corp. 01/29/26 598,000 103.12 617
614
Harvest Midstream I, LP 08/05/20 1,206,000 100.89 1,217
1,215
Hazine Mustesarligi Varlik Kiralama AS 12/22/25 630,000 104.55 659
640
HealthEquity, Inc. 01/30/26 157,000 97.81 154
153
Heathrow Finance PLC 05/14/24 GBP 500,000 131.32 657
677
Heathrow Finance PLC 01/29/26 GBP 200,000 131.93 264
254
Hertz Corp. (The) 05/12/25 762,000 100.49 766
720
Hilcorp Energy I, LP / Hilcorp Finance Co. 08/27/25 891,000 96.12 856
908

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/08/25 184,000 94.46 174
185
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/29/26 1,083,000 101.06 1,094
1,088
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 12/19/25 822,000 93.61 769
760
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 01/29/26 150,000 102.30 153
152
HLF Financing SARL LLC / Herbalife International, Inc. 11/22/23 1,390,000 88.84 1,235
1,308
HLF Financing SARL LLC / Herbalife International, Inc. 04/15/26 403,000 100.00 403
412
HNI Corp. 01/02/24 1,219,000 97.61 1,194
1,203
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 710,000 108.50 770
782
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 01/30/26 162,000 95.09 154
152
Howard Hughes Corp. (The) 04/09/26 158,000 96.43 152
152
HRB Winddown, Inc. 10/30/20 970,000 — —
—
Hungary Government International Bond 07/19/23 334,000 100.94 337
344
Hungary Government International Bond 06/16/25 913,000 100.98 911
975
Hungary Government International Bond 10/20/25 1,327,000 102.51 1,360
1,357
Hungary Government International Bond 03/05/26 1,459,000 103.41 1,509
1,519
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 1,048,000 100.35 1,052
1,058
ICG US CLO, Ltd. 02/20/26 350,000 100.00 350
343
ICICI Bank, Ltd. 03/24/25 114,000 98.54 112
113
ICNQ Mortgage Trust 11/04/24 600,000 100.85 605
615
iHeartCommunications, Inc. 01/13/25 375,000 88.98 334
359
iHeartCommunications, Inc. 12/18/25 550,326 96.38 530
550
IHO Verwaltungs GmbH 01/07/25 EUR 300,000 105.59 317
372
IHO Verwaltungs GmbH 04/16/26 EUR 390,000 117.82 459
464
iliad SA 09/02/25 EUR 300,000 117.17 351
349
Imperial Brands Finance PLC 12/19/25 385,000 102.28 394
392
Imperial Brands Finance PLC 04/09/26 329,000 103.03 339
338
Imperial Fund Mortgage Trust 04/14/22 311,855 99.98 312
311
Industrial F&B Investments III, Inc. 03/12/26 149,000 101.43 151
151
Industrial Subordinated Trust 01/08/26 444,000 99.80 443
451
Industrias Penoles SAB de CV 12/02/25 174,000 98.20 171
171
INEOS Finance PLC 02/26/26 EUR 300,000 102.86 309
330
INEOS Quattro Finance 2 PLC 12/19/25 EUR 300,000 93.32 280
323
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 97.28 158
160
InRetail Consumer 02/07/24 656,000 97.54 640
633
Instituto Costarricense de Electricidad 02/07/18 1,236,000 91.91 1,136
1,213
International Flavors & Fragrances, Inc. 08/05/24 137,000 96.28 132
132
Intesa Sanpaolo SpA 12/19/25 675,000 95.75 646
638
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
500
Intrum Investments and Financing AB 02/10/26 EUR 400,000 120.01 480
473
Invesco US CLO, Ltd. 03/10/26 1,950,000 100.00 1,950
1,959
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
156
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
148
ION Platform Finance US, Inc. 09/30/25 200,000 99.38 199
155
Iron Mountain, Inc. 05/12/21 275,000 98.95 272
271
ITC Holdings Corp. 04/16/24 626,000 100.71 630
629
Ithaca Energy North Sea PLC 01/06/26 589,000 104.47 615
614
ITT Holdings LLC 06/23/21 692,000 98.56 682
682
Ivory Coast Government International Bond 01/23/24 624,000 102.81 638
670
Ivory Coast Government International Bond 03/25/25 418,000 102.64 428
444
Ivory Coast Government International Bond 12/19/25 200,000 99.69 199
195
Ivory Coast Government International Bond 02/18/26 1,223,000 96.74 1,183
1,129
J.G. Wentworth XLII LLC 10/02/18 371,473 99.97 371
337
Jacobs Entertainment, Inc. 09/09/25 1,089,000 98.13 1,069
1,066
Jaguar Land Rover Automotive PLC 04/09/26 154,000 99.03 152
152
JB Poindexter & Co., Inc. 12/07/23 1,049,000 101.86 1,068
1,088
Jefferson Capital Holdings LLC 07/28/21 763,000 99.90 762
762
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
369
Jefferson Capital Holdings LLC 04/29/25 827,000 103.12 853
865
JH North America Holdings, Inc. 06/03/25 377,000 101.04 381
377
JH North America Holdings, Inc. 06/03/25 375,000 101.18 379
376
Jordan Government International Bond 04/04/23 1,002,000 101.24 1,027
1,039
Jordan Government International Bond 12/19/25 200,000 101.05 202
199

See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 12/06/18 652,257 91.18 595
605
JPMorgan Mortgage Trust 01/18/19 20,177 99.92 20
19
JPMorgan Mortgage Trust 03/22/19 13,400 100.96 14
13
JPMorgan Mortgage Trust 01/24/20 270,498 103.75 281
247
JPMorgan Mortgage Trust 01/28/20 42,419 101.51 43
38
JPMorgan Mortgage Trust 01/30/20 325,464 100.94 329
287
JPMorgan Mortgage Trust 06/02/20 120,466 101.77 123
108
JPMorgan Mortgage Trust 07/15/20 583,394 103.40 603
587
JPMorgan Mortgage Trust 07/21/20 384,890 106.17 409
338
JPMorgan Mortgage Trust 08/20/20 215,120 104.78 225
200
JPMorgan Mortgage Trust 10/28/20 137,307 102.78 141
119
JPMorgan Mortgage Trust 11/10/20 53,931 102.46 55
49
JPMorgan Mortgage Trust 01/19/21 258,486 102.93 266
213
JPMorgan Mortgage Trust 05/21/21 193,390 100.89 195
159
JPMorgan Mortgage Trust 04/27/22 376,091 91.28 343
323
JPMorgan Mortgage Trust 09/21/23 959,663 92.10 884
951
JPMorgan Mortgage Trust 09/21/23 444,895 97.72 435
449
JPMorgan Mortgage Trust 04/17/24 449,530 99.70 448
458
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.14 971
988
JPMorgan Mortgage Trust 01/14/25 680,757 96.80 659
679
JPMorgan Mortgage Trust 02/18/26 1,926,429 99.66 1,920
1,886
JSCB Agrobank 01/15/25 463,000 102.02 472
504
Kazakhstan Government International Bond 06/24/25 1,191,000 100.45 1,196
1,203
Kazakhstan Government International Bond 10/23/25 434,000 102.37 444
443
Kazakhstan Government International Bond 10/23/25 575,000 99.50 572
567
Kazakhstan Temir Zholy National Co. 04/22/26 848,000 99.04 840
829
KazMunayGas National Co. JSC 07/23/24 319,000 85.08 271
305
KazMunayGas National Co. JSC 12/19/25 862,000 100.87 870
871
Kenya Government International Bond 09/10/25 1,252,000 107.66 1,348
1,321
Kenya Government International Bond 12/19/25 200,000 94.78 190
180
Kenya Government International Bond 02/19/26 389,000 98.20 382
367
Khazanah Capital, Ltd. 12/19/25 1,376,000 102.13 1,405
1,388
Khazanah Global Sukuk Berhad 12/17/25 242,000 101.31 245
243
Kioxia Holdings Corp. 07/16/25 261,000 100.00 261
269
Kioxia Holdings Corp. 07/16/25 739,000 102.40 757
772
Kodiak Gas Services LLC 03/11/26 290,000 100.00 290
292
Kondor Finance PLC 01/28/21 1,882,107 87.82 1,653
1,448
Korea Expressway Corp. 04/27/26 637,000 99.76 635
633
KSL Commercial Mortgage Trust 11/27/24 534,726 99.77 533
535
Kuwait International Government Bond 09/30/25 942,000 100.00 942
919
La Poste SA 01/09/25 EUR 200,000 102.34 205
238
LANXESS AG 03/24/26 EUR 500,000 110.01 550
559
LANXESS AG 03/31/26 EUR 600,000 101.41 608
625
LANXESS AG 04/01/26 EUR 800,000 112.58 901
905
LCM 28, Ltd. 10/16/18 484,880 100.00 485
486
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.44 337
226
Lebanon Government International Bond 02/14/19 213,000 100.00 213
54
Lebanon Government International Bond 10/31/22 1,227,000 18.37 225
311
Lebanon Government International Bond 07/18/25 757,000 33.22 251
192
Lebanon Government International Bond 12/22/25 488,000 42.38 207
123
Level 3 Financing, Inc. 08/04/25 625,000 100.00 625
650
Level 3 Financing, Inc. 09/12/25 282,000 90.49 255
268
Level 3 Financing, Inc. 01/05/26 429,645 101.99 438
461
LG Energy Solution, Ltd. 08/14/25 141,000 102.56 145
144
Liberty Mutual Group, Inc. 05/03/22 51,000 127.85 65
57
LifePoint Health, Inc. 07/31/23 989,000 102.60 1,015
1,049
LifePoint Health, Inc. 05/09/24 1,547,000 102.85 1,591
1,578
LifePoint Health, Inc. 05/12/25 707,000 107.89 763
742
Live Nation Entertainment, Inc. 04/08/20 382,000 97.10 371
381
Live Nation Entertainment, Inc. 04/09/26 155,000 98.58 153
152
LMNT CRE LLC 11/21/25 500,000 100.00 500
501
LoanCore Issuer, Ltd. 01/24/25 500,000 99.76 499
499
LoanCore Issuer, Ltd. 10/20/25 750,000 100.00 750
750
Louisiana-Pacific Corp. 11/03/25 659,000 97.11 640
633
LPL Holdings, Inc. 03/17/25 651,000 97.88 637
634

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
LSTR Trust 01/27/26 1,000,000 100.00 1,000
998
Luna 1.5 SARL 08/08/25 EUR 350,000 120.66 422
436
Madison Park Funding, Ltd. 05/30/24 250,000 100.00 250
250
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 01/29/26 148,000 103.79 154
153
Malaysia Wakala Sukuk 12/12/25 500,000 71.81 359
350
Market Street CLO, Ltd. 10/16/25 1,400,000 100.00 1,400
1,401
Marks & Spencer PLC 09/27/18 588,000 108.45 644
637
Mattamy Group Corp. 04/29/20 620,000 94.93 589
592
Mattel, Inc. 02/25/25 223,000 96.22 215
217
Mauser Packaging Solutions Holding Co. 11/26/25 807,000 94.62 764
769
Mazoon Assets Co. SAOC 10/02/24 2,038,000 100.73 2,067
2,062
Mazoon Assets Co. SAOC 12/19/25 1,071,000 100.69 1,078
1,074
McGraw-Hill Education, Inc. 11/01/24 474,000 99.10 470
470
MDGH GMTN RSC, Ltd. 06/05/25 309,000 68.48 212
210
Mediobanca Banca di Credito Finanziario SpA 03/31/26 EUR 500,000 110.71 554
564
Mediobanca Banca di Credito Finanziario SpA 03/31/26 EUR 700,000 116.15 813
825
Mello Mortgage Capital Acceptance 01/24/20 819,413 104.46 856
789
Meridian Arc Holdco LLC 04/16/26 568,000 100.00 568
568
Meritage Homes Corp. 10/15/25 119,000 98.26 117
116
METRO AG 06/26/25 EUR 985,000 122.32 1,205
1,194
METRO AG 06/27/25 EUR 350,000 120.39 421
420
Mexico City Airport Trust 01/28/21 225,000 100.58 226
195
Mexico Generadora de Energia S de RL de CV 12/19/25 633,417 101.76 645
637
MF1 Multifamily Housing Mortgage Trust 08/15/25 500,000 100.00 500
501
MF1 Multifamily Housing Mortgage Trust 01/23/26 1,000,000 100.00 1,000
999
MF1 Multifamily Housing Mortgage Trust 01/28/26 1,000,000 100.00 1,000
1,000
MF1 Multifamily Housing Mortgage Trust 02/11/26 562,294 100.00 562
563
MHP Commercial Mortgage Trust 03/26/24 240,000 99.45 239
240
MHP Commercial Mortgage Trust 08/19/25 350,000 100.00 350
351
Michaels Cos., Inc.(The) 03/12/26 772,000 97.93 756
762
Midwest Connector Capital Co. LLC 03/24/25 634,000 100.07 634
630
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 667,000 93.47 623
652
Millrose Properties, Inc. 09/08/25 338,000 100.00 338
340
Mobico Group PLC 12/23/24 EUR 500,000 98.94 495
445
Mobico Group PLC 06/27/25 GBP 250,000 120.90 302
301
Molina Healthcare, Inc. 05/28/20 1,326,000 98.67 1,309
1,307
Molina Healthcare, Inc. 11/13/24 1,316,000 100.28 1,320
1,315
Molina Healthcare, Inc. 01/29/26 150,000 102.32 153
153
Mongolia Government International Bond 02/19/25 400,000 101.89 408
412
Montego Bay Airport Revenue Finance, Ltd. 08/07/25 200,000 100.65 201
198
Morgan Stanley Capital I Trust 06/05/19 377,000 88.53 334
311
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 486,964 103.62 505
510
Morocco Government International Bond 12/08/25 954,000 108.09 1,031
1,020
Mosaic Solar Loan Trust 11/27/18 43,449 98.66 43
38
Mosaic Solar Loan Trust 11/27/18 113,331 99.13 112
105
Mosaic Solar Loan Trust 06/12/20 149,919 99.98 150
124
Mosaic Solar Loan Trust 03/10/21 453,242 99.50 451
346
Mosaic Solar Loan Trust 03/24/21 170,278 100.12 170
134
Mosaic Solar Loan Trust 06/15/21 286,112 99.58 285
199
Moss Creek Resources Holdings, Inc. 12/19/25 789,000 95.74 755
799
MPH Acquisition Holdings LLC 05/03/23 167,000 87.97 147
114
Mumtalakt Sukuk Holding Co. 12/19/25 1,210,000 99.08 1,199
1,197
Mundys SpA 08/04/22 EUR 750,000 107.96 810
864
Murphy Oil USA, Inc. 01/30/26 164,000 94.19 154
153
Muthoot Finance, Ltd. 01/29/26 694,000 100.00 694
687
MVM Energetika Zrt. 01/23/24 435,000 101.91 443
456
MVM Energetika Zrt. 12/19/25 955,000 105.39 1,007
1,000
Nakilat, Inc. 06/15/17 70,332 108.63 76
71
Navesink CLO, Ltd. 12/19/25 350,000 100.00 350
347
Navesink CLO, Ltd. 02/20/26 1,000,000 100.00 1,000
1,001
Navesink CLO, Ltd. 02/20/26 1,000,000 100.00 1,000
999
Navesink CLO, Ltd. 03/04/26 250,000 100.00 250
250
Navient Private Education Refi Loan Trust 11/03/20 75,664 99.99 76
71
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
364
Neptune Bidco US, Inc. 01/21/26 650,000 100.43 653
651

See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Neptune Bidco US, Inc. 01/21/26 526,000 102.29 538
532
NESCO Holdings II, Inc. 10/28/25 2,325,000 98.62 2,292
2,313
Neuberger Berman Loan Advisers CLO, Ltd. 06/27/24 550,000 100.00 550
551
New Enterprise Stone & Lime Co., Inc. 10/24/25 638,000 99.59 635
631
New Flyer Holdings, Inc. 12/19/25 572,000 107.34 614
617
New Home Co., Inc. (The) 07/08/25 299,000 101.96 305
306
New Immo Holding SA 04/23/24 EUR 400,000 99.86 399
469
New Immo Holding SA 04/29/24 EUR 700,000 113.16 792
843
New Immo Holding SA 01/09/25 EUR 600,000 110.46 663
701
New Immo Holding SA 12/19/25 EUR 300,000 118.78 356
352
Newell Brands, Inc. 05/08/25 650,000 102.06 663
679
News Corp. 03/17/25 662,000 96.67 640
640
Nexi SpA 08/02/24 EUR 200,000 100.90 202
220
Nexstar Media Group, Inc. 10/24/25 1,320,000 99.31 1,311
1,300
Nexstar Media Group, Inc. 03/23/26 1,529,000 100.00 1,529
1,541
NGG Finance PLC 09/21/22 EUR 800,000 98.81 791
921
NGL Energy Operating LLC / NGL Energy Finance Corp. 01/25/24 775,000 101.78 796
813
NGL Energy Operating LLC / NGL Energy Finance Corp. 01/25/24 1,059,000 102.38 1,083
1,098
NGPL PipeCo LLC 03/03/22 103,000 126.87 131
119
Nidda Healthcare Holding GmbH 04/29/25 EUR 800,000 115.70 926
943
Nigeria Government International Bond 06/05/25 1,456,000 105.50 1,579
1,642
Nigeria Government International Bond 11/05/25 1,296,000 103.12 1,349
1,421
Nissan Motor Co., Ltd. 03/06/25 EUR 850,000 110.50 939
975
Nissan Motor Co., Ltd. 11/03/25 1,654,000 97.95 1,620
1,632
Nissan Motor Co., Ltd. 12/19/25 1,696,000 94.50 1,603
1,586
Nordea Bank Abp 08/14/25 634,000 99.97 634
630
Northriver Midstream Finance, LP 08/07/24 1,479,000 101.62 1,503
1,516
Novelis Corp. 12/19/25 794,000 96.61 767
761
Novelis Corp. 01/29/26 148,000 103.78 154
152
NRG Energy, Inc. 05/20/24 133,000 95.21 127
128
NRG Energy, Inc. 12/02/25 91,000 110.24 100
99
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.60 493
499
NYC Commercial Mortgage Trust 10/23/25 500,000 99.67 498
499
OAK-Eagle Acquireco, Inc. 03/24/26 86,000 100.00 86
89
OAK-Eagle Acquireco, Inc. 03/24/26 103,000 100.00 103
106
OAK-Eagle Acquireco, Inc. 03/24/26 EUR 110,000 115.85 127
133
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
250
OBX Trust 01/15/20 85,343 101.46 87
76
OBX Trust 02/16/23 322,239 96.35 310
315
OBX Trust 09/25/24 78,288 101.06 79
79
OBX Trust 02/11/26 1,717,151 100.50 1,726
1,706
Ocado Group PLC 08/01/24 GBP 600,000 133.30 800
825
Ocado Group PLC 12/18/25 GBP 500,000 122.92 615
620
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
501
OCP SA 10/05/17 200,000 111.09 222
202
OCP SA 07/21/21 126,000 120.95 152
128
OCP SA 01/15/25 766,000 105.80 810
821
Odido Group Holding BV 12/09/21 EUR 600,000 113.00 678
701
Oleoducto Central SA 12/19/25 254,000 99.31 252
251
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
188
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 104.99 210
231
Oman Government International Bond 10/26/22 200,000 100.00 200
206
Oman Sovereign Sukuk Co. 10/09/25 1,331,000 99.50 1,326
1,312
OmGrid Funding, Ltd. 10/05/17 277,000 100.07 277
278
Omniyat Sukuk 1, Ltd. 08/07/25 630,000 102.57 646
616
Omniyat Sukuk 1, Ltd. 01/30/26 261,000 101.39 265
241
ONNI Commercial Mortgage Trust 01/27/26 1,000,000 101.51 1,015
1,008
Ontario Gaming GTA, LP 07/20/23 337,000 100.09 337
333
Open Text Corp. 03/17/25 520,000 103.01 536
532
Open Text Holdings, Inc. 08/16/21 195,000 102.15 199
176
OQ SAOC 07/21/21 443,000 100.12 444
444
ORL Trust 12/09/24 500,000 99.77 499
502
Orsted A/S 02/27/24 EUR 300,000 116.73 350
358
Orsted A/S 12/16/24 EUR 800,000 105.50 844
906
Orsted A/S 03/17/25 GBP 470,000 100.36 472
494

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Orsted A/S 06/25/25 EUR 580,000 100.91 585
585
Owens-Brockway Glass Container, Inc. 01/29/26 151,000 101.84 154
144
Owens-Brockway Glass Container, Inc. 01/29/26 150,000 102.10 153
142
Oztel Holdings SPC, Ltd. 12/19/25 228,000 103.53 236
235
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 906,000 101.47 919
925
Pakistan Water and Power Development Authority 08/25/21 1,418,000 88.87 1,260
1,335
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,251
Paraguay Government International Bond 06/12/25 694,000 103.92 721
722
Paraguay Government International Bond 12/19/25 625,000 108.89 680
660
Park Blue CLO, Ltd. 01/23/26 750,000 100.00 750
750
Park-Ohio Industries, Inc. 01/29/26 296,000 103.01 305
308
PCY Trust 03/24/26 1,000,000 100.00 1,000
1,003
Pebblebrook Hotel, LP / PEB Finance Corp. 01/29/26 151,000 102.22 154
153
Penn Entertainment, Inc. 03/11/26 446,000 100.00 446
442
Performance Food Group, Inc. 10/10/24 148,000 101.05 150
150
Performance Food Group, Inc. 01/30/26 157,000 98.20 154
152
Pertamina Hulu Energi PT 05/14/25 1,657,000 100.80 1,675
1,672
Perusahaan Penerbit SBSN Indonesia III 07/16/25 2,184,000 100.35 2,191
2,177
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.12 265
240
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/22/26 200,000 72.24 144
139
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.63 199
195
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/29/26 749,000 99.80 748
722
Petroleos de Venezuela SA 01/21/25 1,688,700 38.34 647
642
Petroleos de Venezuela SA 03/05/26 1,410,300 33.78 476
536
Petroleos de Venezuela SA 04/29/26 206,780 38.30 79
81
Petroleos del Peru SA 10/05/17 1,732,000 81.50 1,391
1,217
Petroleos del Peru SA 03/20/25 1,073,000 79.23 850
873
Petroleos Mexicanos 07/11/19 597,000 79.86 477
457
Petroleos Mexicanos 03/22/22 EUR 1,550,000 112.40 1,742
1,826
Petroleos Mexicanos 10/03/25 EUR 500,000 120.58 603
594
Petronas Capital, Ltd. 12/14/22 912,000 89.26 814
820
Petronas Capital, Ltd. 10/31/23 684,000 67.24 460
456
Petronas Capital, Ltd. 03/26/25 294,000 100.00 294
303
Petronas Capital, Ltd. 09/10/25 717,000 103.21 740
733
Phillips 66 03/09/26 2,000,000 100.00 2,000
2,000
Phinia, Inc. 11/01/24 1,046,000 102.07 1,068
1,075
Pinewood Finco PLC 05/15/24 GBP 900,000 132.97 1,197
1,213
Planet Fitness Master Issuer LLC 12/05/25 200,000 100.00 200
195
Playtika Holding Corp. 05/12/25 196,000 91.23 179
170
PLT VII Finance SARL 05/30/24 EUR 196,000 108.30 212
235
PMT Loan Trust 10/03/25 389,368 99.50 387
386
PMT Loan Trust 01/08/26 973,620 99.50 969
954
PMT Loan Trust 01/15/26 954,090 100.12 955
946
PMT Loan Trust 01/22/26 1,320,744 99.19 1,310
1,293
PMT Loan Trust 02/04/26 1,969,861 100.17 1,973
1,943
PMT Loan Trust 02/19/26 1,459,822 100.20 1,463
1,446
Port of Spain Waterfront Development 12/19/25 626,267 100.25 628
640
Post Holdings, Inc. 01/30/26 748,000 97.75 731
724
Post Holdings, Inc. 03/12/26 304,000 99.83 303
302
PR RNO Property Owner 1 LLC 04/28/26 1,126,000 99.00 1,115
1,116
PRA Group Europe Holding II SARL 09/24/25 EUR 250,000 117.39 293
287
PRA Group, Inc. 11/09/21 991,000 96.13 953
940
PRA Group, Inc. 02/14/23 200,000 100.26 201
203
PRA Group, Inc. 05/15/24 994,000 100.74 1,001
1,028
Precision Drilling Corp. 01/06/26 761,000 101.21 770
768
Prestige Brands, Inc. 04/05/24 177,000 98.55 174
177
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 01/06/26 273,000 97.91 267
266
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
5
PRM Trust 02/10/25 500,000 98.18 491
495
PRM Trust 06/16/25 250,000 98.47 246
250
PRM Trust 10/07/25 500,000 98.44 492
490
PROG Holdings, Inc. 11/10/21 1,102,000 99.79 1,100
1,077
ProGroup AG 09/10/25 EUR 500,000 119.34 597
590
Promigas SA ESP / Gases del Pacifico SAC 12/19/25 675,000 94.76 640
630
Prosus NV 12/02/20 142,000 104.14 148
136

See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
PTC, Inc. 03/03/21 157,000 101.03 159
153
PTCM Re-REMIC Trust 04/17/26 750,000 67.37 505
500
PTCM Re-REMIC Trust 04/17/26 750,000 79.42 596
589
PTTEP Treasury Center Co., Ltd. 06/15/17 370,000 123.07 455
396
Qatar Petroleum 07/26/22 690,000 90.64 625
616
Q-Park Holding I BV 01/29/26 EUR 300,000 119.54 359
344
Quikrete Holdings, Inc. 12/19/25 567,000 103.97 589
576
Quikrete Holdings, Inc. 01/29/26 311,000 103.81 323
315
QXO Building Products, Inc. 04/23/25 881,000 102.39 902
899
Radiology Partners, Inc. 08/20/24 1,514,389 93.36 1,414
1,380
Radiology Partners, Inc. 06/26/25 1,569,000 102.37 1,606
1,559
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 97.49 623
639
Rain Carbon, Inc. 04/09/26 736,000 104.17 767
776
Rakuten Group, Inc. 12/19/25 686,000 111.02 762
752
RCKT Mortgage Trust 02/06/20 159,949 100.64 161
137
RCKT Mortgage Trust 03/11/21 126,398 101.49 128
104
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.93 275
267
Rede D'or Finance SARL 04/22/26 804,000 100.00 804
794
Reliance Industries, Ltd. 02/07/24 647,000 99.13 641
638
Renault SA 06/18/24 EUR 600,000 109.61 658
684
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 2,173,000 91.76 1,996
1,944
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 1,170,000 86.00 1,006
989
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/17/26 160,000 98.46 158
158
RFM Re-REMIC Trust 08/03/22 1,000,000 87.36 874
981
Rithm Capital Corp. 12/19/25 623,000 101.77 634
623
Rithm Capital Corp. 12/19/25 587,000 102.55 602
590
Rocket Cos., Inc. 06/05/25 622,000 101.42 631
632
Rocket Cos., Inc. 06/05/25 613,000 101.90 625
622
Rockies Express Pipeline LLC 05/06/20 544,000 97.19 529
530
Rockies Express Pipeline LLC 02/02/22 417,000 101.50 423
421
Rockies Express Pipeline LLC 04/02/24 1,057,000 97.64 1,032
1,044
Rockies Express Pipeline LLC 01/29/26 197,000 109.27 215
207
Rogers Communications, Inc. 05/02/23 637,000 93.93 598
633
Roller Bearing Co. of America, Inc. 01/11/22 169,000 101.09 171
165
Romanian Government International Bond 04/29/25 1,788,000 105.02 1,878
1,912
Romanian Government International Bond 06/05/25 186,000 63.08 117
123
Romanian Government International Bond 06/05/25 206,000 98.96 204
219
Romanian Government International Bond 02/25/26 2,186,000 99.94 2,185
2,059
Romanian Government International Bond 04/28/26 508,000 79.25 403
403
RRD Intermediate Holdings, Inc. 05/12/25 238,502 90.69 216
244
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
119
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
50
Russian Railways Via RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 92.11 301
294
Sabal Issuer LLC 02/18/26 1,439,974 99.98 1,440
1,420
Sabal Trail Transmission LLC 03/17/25 643,000 99.33 639
637
SABIC Capital I BV 06/05/25 446,000 65.27 291
288
SABIC Capital II BV 10/15/25 149,000 100.95 150
148
Sable International Finance, Ltd. 12/19/25 783,000 101.63 796
781
Sabre Financial Borrower LLC 12/19/25 537,000 101.73 546
551
Sabre GLBL, Inc. 11/25/24 398,000 89.48 356
346
Sabre GLBL, Inc. 05/20/25 88,000 100.00 88
76
Sabre GLBL, Inc. 12/04/25 294,000 86.98 256
254
Sainsbury's Bank PLC 12/03/25 GBP 180,000 145.18 261
261
Santander UK Group Holdings PLC 01/07/25 584,000 92.60 541
532
Saturn Oil & Gas, Inc. 12/19/25 547,000 98.54 539
573
Saudi Arabian Oil Co. 12/14/22 619,000 93.77 580
546
Saudi Arabian Oil Co. 01/29/26 731,000 95.61 699
686
Saudi Electricity Global Sukuk Co. 06/14/17 450,000 106.60 480
436
Saudi Electricity Global Sukuk Co. 05/09/19 51,000 107.64 55
49
Saudi Government International Bond 11/06/24 1,893,000 101.40 1,920
1,900
Saudi Government International Bond 06/16/25 770,000 84.49 651
663
Saudi Government International Bond 01/05/26 2,177,000 98.17 2,137
2,089
Saudi Government International Bond 01/05/26 2,778,000 99.67 2,769
2,736
SCG Commercial Mortgage Trust 07/30/25 650,000 100.00 650
650

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Schaeffler AG 03/24/26 EUR 300,000 113.14 339
347
SDAL Trust 04/17/25 250,000 99.76 249
250
Seadrill Finance, Ltd. 12/19/25 591,000 103.85 614
618
Seagate Data Storage Technology Pte, Ltd. 06/30/25 146,000 96.21 140
143
Seagate Data Storage Technology Pte, Ltd. 06/30/25 192,000 98.46 189
195
Sealed Air Corp. 10/26/16 1,081,000 104.37 1,120
1,057
Seaspan Corp. 07/09/21 886,000 93.07 825
850
Senegal Government International Bond 03/03/25 562,000 68.88 387
314
Sequoia Mortgage Trust 09/17/19 38,274 101.53 39
36
Sequoia Mortgage Trust 10/08/19 42,227 101.16 43
38
Sequoia Mortgage Trust 11/14/19 667,667 102.53 685
599
Sequoia Mortgage Trust 06/22/22 437,051 85.23 372
360
Sequoia Mortgage Trust 01/10/25 127,393 99.38 127
128
Sequoia Mortgage Trust 10/08/25 407,628 100.84 411
409
Sequoia Mortgage Trust 01/09/26 961,594 97.65 939
913
Sequoia Mortgage Trust 02/18/26 1,939,783 99.13 1,923
1,891
Serbia Government International Bond 04/28/26 1,680,000 97.67 1,641
1,637
SES SA 01/30/26 EUR 450,000 115.03 518
508
SES SA 01/30/26 EUR 200,000 115.14 230
226
SES SA 01/30/26 EUR 620,000 118.48 735
718
SES SA 01/30/26 EUR 400,000 119.43 478
465
SES SA 01/30/26 EUR 400,000 119.74 479
465
SG Residential Mortgage Trust 02/12/26 2,467,111 100.00 2,467
2,439
SGL Carbon SE 11/08/24 EUR 200,000 105.08 210
233
Sherwood Financing PLC 08/15/25 EUR 400,000 117.73 471
465
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 05/08/25 EUR 100,000 112.26 112
112
Sinclair Television Group, Inc. 01/29/25 557,000 101.99 568
577
Sinclair Television Group, Inc. 05/12/25 374,000 77.10 288
290
Sirius XM Radio, Inc. 09/24/24 477,000 91.15 435
432
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium
Operations LLC 01/07/26 324,000 101.12 328
330
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./ Canada's
Wonderland Co. 03/24/25 746,000 101.00 753
759
Sixth Street CLO, Ltd. 03/11/26 1,050,000 100.00 1,050
1,050
SK Hynix, Inc. 11/13/24 109,000 102.04 111
113
Skeena Resources, Ltd. 04/01/26 166,000 100.00 166
174
SM Energy Co. 06/11/25 1,048,000 102.31 1,072
1,099
SM Energy Co. 08/27/25 542,000 105.58 572
604
SMB Private Education Loan Trust 01/22/26 1,009,339 101.59 1,025
1,012
Smithfield Foods, Inc. 12/02/25 131,000 92.68 121
120
Smithfield Foods, Inc. 01/29/26 613,000 101.55 623
619
Smyrna Ready Mix Concrete LLC 09/08/25 917,000 106.31 975
961
SNF Group SACA 03/11/25 EUR 100,000 109.21 109
119
Sociedad Quimica y Minera de Chile SA 01/14/26 440,000 100.00 440
437
Societe Generale SA 11/03/25 630,000 100.95 636
632
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
558
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
908
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
506
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
205
Somnigroup International, Inc. 08/05/25 154,000 93.58 144
142
Somnigroup International, Inc. 01/30/26 158,000 97.35 154
153
Sonic Capital LLC 01/15/20 518,833 100.00 519
514
Sonic Capital LLC 07/29/21 572,500 100.00 572
488
Sound Point CLO, Ltd. 11/07/25 800,000 100.00 800
789
South Africa Government International Bond 12/04/25 4,108,000 97.67 4,016
3,916
Sri Lanka Government International Bond 12/20/24 77,223 71.25 55
73
Sri Lanka Government International Bond 12/20/24 398,307 72.64 289
308
Sri Lanka Government International Bond 12/20/24 700,511 80.48 571
660
Sri Lanka Government International Bond 01/30/26 467,000 82.27 384
361
Sri Lanka Government International Bond 02/02/26 212,000 97.81 207
202
Standard Chartered PLC 10/14/16 612,000 115.49 698
628
Staples, Inc. 04/19/21 255,185 101.26 258
192
Staples, Inc. 05/23/24 753,000 98.97 745
721
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 103.88 242
251
Station Casinos LLC 08/05/25 229,000 95.34 218
215

See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Stonebriar ABF Issuer LLC 11/14/25 629,000 101.74 640
660
Stonex Escrow Issuer LLC 01/29/26 149,000 103.30 154
154
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/19/25 570,000 96.32 549
548
Summer BC Holdco B SARL 02/07/25 EUR 600,000 107.02 642
614
Summit Midstream Holdings LLC 12/19/25 112,000 102.34 115
117
SunCoke Energy, Inc. 10/10/25 308,000 94.27 290
285
Sunnova Helios II Issuer LLC 10/26/18 500,435 99.98 500
470
Sunnova Helios II Issuer LLC 10/26/18 738,727 99.98 739
709
Sunnova Helios IV Issuer LLC 06/15/20 293,400 99.99 293
264
Sunnova Sol II Issuer LLC 11/20/20 291,459 99.98 291
254
Sunnova Sol III Issuer LLC 06/11/21 649,987 99.96 650
523
Sunoco, LP 09/04/25 171,000 100.00 171
172
Sunoco, LP 09/04/25 1,188,000 100.27 1,191
1,183
Sunoco, LP 12/19/25 734,000 102.85 755
750
Sunoco, LP 01/29/26 1,107,000 100.19 1,109
1,108
Sunrise FinCo I BV 05/21/25 EUR 200,000 113.19 226
233
Sunrun Bacchus Issuer LLC 01/28/25 344,054 99.98 344
343
Sunrun Xanadu Issuer LLC 05/31/19 292,341 100.00 292
277
Superior Plus Corp. 01/30/26 158,000 97.98 155
153
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.76 499
493
Sword Purchaser LLC 04/02/26 EUR 107,000 113.80 122
127
Symphony CLO, Ltd. 03/21/19 500,000 98.20 491
500
Talen Energy Supply LLC 01/29/26 453,000 100.72 456
449
Talos Production, Inc. 12/19/25 315,000 104.72 330
335
Taylor Morrison Communities, Inc. 04/09/26 151,000 101.20 153
152
TC Ziraat Bankasi AS 01/15/25 599,000 102.48 614
624
TC Ziraat Bankasi AS 12/19/25 405,000 101.59 411
402
TCW CLO Ltd. 10/01/25 800,000 100.00 800
800
TDC Net A/S 08/15/25 EUR 500,000 121.35 607
600
TDC Net A/S 12/19/25 EUR 700,000 117.27 821
818
Team Health Holdings, Inc. 11/04/24 1,098,154 107.33 1,179
1,154
Team Health Holdings, Inc. 07/23/25 1,312,000 101.01 1,325
1,315
Techem Verwaltungsgesellschaft 675 mbH 06/26/25 EUR 700,000 117.37 822
823
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 1,332,000 100.16 1,334
1,333
Teleflex, Inc. 01/28/21 156,000 101.69 159
154
Telefonica Europe BV 03/01/23 EUR 200,000 102.66 205
246
Telefonica Europe BV 12/19/25 EUR 300,000 126.66 380
365
Telenet Finance Luxembourg Notes SARL 04/09/26 800,000 99.27 794
791
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 1,000,000 104.81 1,048
1,115
Texas Eastern Transmission, LP 12/05/19 74,000 100.83 75
73
Textainer Marine Containers VII, Ltd. 01/22/26 528,000 94.12 497
495
Thor Industries, Inc. 01/30/26 160,000 96.55 154
151
Tierra Mojada Luxembourg II SARL 04/07/22 215,916 91.14 197
213
Topaz Solar Farms LLC 04/02/24 523,581 99.66 522
523
Trade and Development Bank of Mongolia LLC 08/07/25 467,000 98.49 460
467
TransDigm, Inc. 01/29/26 150,000 101.99 153
151
TransDigm, Inc. 01/29/26 443,000 102.78 455
455
Transnet SOC, Ltd. 10/17/23 1,174,000 102.67 1,205
1,224
Transportadora de Gas Internacional SA ESP 09/08/25 733,000 101.69 745
735
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,699,210 127.02 3,429
2,072
Trident TPI Holdings, Inc. 11/01/24 580,000 106.87 620
582
TriMas Corp. 01/30/26 796,000 96.83 771
764
Trinidad Generation Unlimited 08/07/25 522,000 103.16 538
552
Triton Container International, Ltd. 02/19/21 283,958 99.85 284
262
Turk Telekomunikasyon AS 12/19/25 851,000 102.10 869
849
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 99.79 448
449
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.69 400
416
Turkiye Varlik Fonu Yonetimi AS 12/19/25 955,000 104.94 1,002
969
Turning Point Brands, Inc. 12/19/25 250,000 106.82 267
258
TVL Finance PLC 04/21/23 GBP 550,000 134.65 741
719
TXNM Energy, Inc. 01/29/26 610,000 101.03 616
609
Ueno Bank SA 03/03/26 400,000 98.79 395
394
UKG, Inc. 01/08/26 486,000 102.38 498
473
Ukraine Government International Bond 04/23/15 1,832,300 58.05 1,343
1,405

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Ukraine Government International Bond 10/10/24 1,349,000 56.96 768
685
Ukraine Government International Bond 01/28/26 634,000 78.42 497
486
Unibail-Rodamco-Westfield 10/03/25 EUR 900,000 120.73 1,087
1,059
UniCredit SpA 06/12/25 635,000 101.41 644
639
United Group BV 01/29/26 EUR 500,000 123.86 619
599
United Group BV 04/29/26 EUR 291,000 116.76 340
340
United Rentals NA, Inc. 03/17/25 629,000 102.25 643
640
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 11/06/24 1,430,000 94.21 1,347
1,404
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 12/03/25 437,000 98.67 431
458
Uniti Services LLC 09/25/25 1,050,000 101.42 1,065
1,106
Univision Communications, Inc. 04/08/26 224,000 100.00 224
225
Upbound Group, Inc. 07/30/25 1,985,000 98.82 1,961
1,964
US Foods, Inc. 03/17/26 148,000 102.30 151
151
US Foods, Inc. 03/17/26 153,000 98.87 151
151
UWM Mortgage Trust 05/27/21 681,374 100.44 684
559
Uzauto Motors AJ 12/22/25 1,319,000 101.48 1,343
1,348
Uzbekistan Government International Bond 06/02/25 500,000 89.55 448
464
Uzbekistan Government International Bond 02/27/26 709,000 107.82 764
759
Uzbekneftegaz JSC 01/23/24 201,000 90.22 181
195
Var Energi ASA 07/24/23 111,000 101.73 113
116
Var Energi ASA 04/22/26 EUR 230,000 116.15 267
268
Velocity Commercial Capital Loan Trust 03/12/26 149,000 101.52 151
154
Venezuela Government International Bond 07/30/24 1,413,700 19.67 278
645
Venezuela Government International Bond 03/02/26 1,179,000 40.81 481
565
Venture CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,006
Venture Global Calcasieu Pass LLC 07/29/21 269,000 100.00 269
252
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
226
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
419
Venture Global LNG, Inc. 10/29/25 353,000 106.74 377
379
Venture Global LNG, Inc. 01/26/26 1,067,000 102.26 1,091
1,091
Venture Global Plaquemines LNG LLC 06/30/25 823,000 103.07 848
875
Veolia Environnement SA 09/17/25 EUR 1,100,000 117.95 1,297
1,257
Verallia SA 03/31/26 EUR 600,000 110.15 661
672
Verallia SA 03/31/26 EUR 700,000 112.33 786
800
Verallia SA 03/31/26 EUR 400,000 112.91 452
459
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
300
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
352
Verus Securitization Trust 02/08/21 1,000,000 99.98 1,000
821
Verus Securitization Trust 06/22/22 349,254 88.88 310
308
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 126,000 97.00 122
125
Viking Cruises, Ltd. 09/29/25 673,000 100.00 673
674
Virgin Media Finance PLC 07/31/25 1,070,000 89.79 949
901
Virgin Media O2 Vendor Financing Notes VII DAC 01/29/26 EUR 200,000 119.81 240
214
Virgin Media Secured Finance PLC 02/19/26 GBP 700,000 122.23 856
849
Viridien 03/11/25 572,000 103.74 583
614
Viridien 12/19/25 EUR 135,632 122.90 167
170
Vistra Operations Co. LLC 11/03/25 638,000 99.35 634
626
Vivion Investments SARL 04/08/26 EUR 700,000 111.91 783
785
VM Consolidated, Inc. 01/30/26 780,000 98.59 769
763
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
257
Vmed O2 UK Financing I PLC 06/22/21 GBP 600,000 128.42 771
703
Vmed O2 UK Financing I PLC 03/23/26 800,000 86.21 690
690
Vodafone Group PLC 02/03/21 EUR 750,000 94.92 712
834
Vodafone Group PLC 01/30/23 EUR 700,000 110.48 773
824
Vodafone Group PLC 12/19/25 EUR 500,000 117.56 588
567
Volkswagen International Finance NV 08/29/23 EUR 200,000 108.86 218
262
Volkswagen International Finance NV 12/12/25 EUR 700,000 122.99 861
828
VTB Bank 10/05/17 200,000 — 200
—
VTB Bank 10/18/18 714,000 — 750
—
Watco Cos. LLC / Watco Finance Corp. 12/19/25 510,000 104.79 534
530
Wayfair LLC 10/21/24 313,000 101.15 317
321
WBI Operating LLC 09/30/25 537,000 99.89 536
543
WBI Operating LLC 09/30/25 537,000 99.99 537
545
Weatherford International, Ltd. 05/17/22 202,000 95.43 193
206
Weatherford International, Ltd. 01/08/26 659,000 102.91 678
683

See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.98 373
421
Wells Fargo Mortgage Backed Securities Trust 02/14/20 16,266 100.70 16
14
Wells Fargo Mortgage Backed Securities Trust 08/10/20 141,395 102.71 145
121
Wells Fargo Mortgage Backed Securities Trust 09/17/20 178,919 102.07 183
157
Wells Fargo Mortgage Backed Securities Trust 03/12/21 617,106 101.23 625
508
WESCO Distribution, Inc. 02/24/26 194,000 100.00 194
194
WESCO Distribution, Inc. 02/24/26 292,000 100.00 292
291
Williams Scotsman, Inc. 01/28/21 188,000 101.31 190
186
Williams Scotsman, Inc. 01/29/26 149,000 103.50 154
153
Wilsonart LLC 07/25/24 35,000 100.00 35
27
Wilton RE, Ltd. 09/17/25 688,000 99.51 684
670
Wingstop Funding LLC 11/19/24 900,000 100.00 900
914
WMG Acquisition Corp. 10/15/25 668,000 96.38 644
635
Woori Bank 12/19/25 606,000 104.20 631
628
Worldline SA 09/16/24 EUR 6,602 110.05 7
8
Worldline SA 11/21/24 EUR 800,000 104.67 838
832
Worldline SA 06/03/25 EUR 700,000 107.52 726
720
Worldline SA 08/29/25 EUR 800,000 108.98 871
867
Worldline SA 08/29/25 EUR 500,000 109.06 545
558
Wrangler Holdco Corp. 01/29/26 148,000 104.20 154
153
Wyndham Hotels & Resorts, Inc. 01/30/26 155,000 99.10 154
152
XPLR Infrastructure Operating Partners, LP 03/20/25 317,000 101.25 321
339
XPLR Infrastructure Operating Partners, LP 11/12/25 82,000 100.00 82
86
XPLR Infrastructure Operating Partners, LP 12/19/25 968,000 99.21 960
961
Yara International ASA 12/11/24 635,000 100.73 640
636
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 03/08/23 250,000 92.17 230
251
YPF SA 01/23/24 387,000 96.63 374
399
YPF SA 12/19/25 646,000 106.26 686
689
Zambia Government International Bond 06/28/24 63,635 89.36 57
63
Zambia Government International Bond 06/20/25 331,611 95.40 316
326
Zaxbys Funding LLC 05/03/24 442,125 100.00 442
449
Zaxbys Funding LLC 05/13/24 714,375 88.61 633
680
Zayo Group Holdings, Inc. 10/28/24 135,369 89.09 121
133
Zayo Group Holdings, Inc. 11/01/24 656,229 97.84 642
656
Zegona Finance PLC 07/10/24 EUR 180,000 108.29 195
219
ZF Europe Finance BV 09/06/23 EUR 300,000 111.52 335
361
ZF Europe Finance BV 12/20/24 EUR 800,000 112.40 899
924
ZF Europe Finance BV 04/22/25 EUR 800,000 105.94 847
879
ZF Europe Finance BV 06/04/25 EUR 100,000 114.14 114
123
ZF Europe Finance BV 04/15/26 EUR 100,000 115.07 115 114
636,564
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 110 AUD 11,777 06/26
(114)
Euro-Bobl Futures 98 EUR 11,314 06/26
(183)
Long Gilt Futures 74 GBP 6,408 06/26
(522)
United States 2 Year Treasury Note Futures 3 USD 621 06/26
(6)
United States 5 Year Treasury Note Futures 396 USD 42,703 06/26
(682)
United States 10 Year Treasury Note Futures 122 USD 13,492 06/26
(298)
United States 10 Year Ultra Treasury Note Futures 111 USD 12,527 06/26
(236)
United States Treasury Long Bond Futures 88 USD 9,930 06/26
(401)
United States Treasury Ultra Bond Futures 70 USD 8,052 06/26 (338)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Short Positions
Euro-Bund Futures 87 EUR 10,906 06/26
223
Japanese 10 Year Government Bond Futures 19 JPY 2,455,940 06/26
294
Japanese 10 Year Mini Government Bond Futures 4 JPY 51,704 06/26
2
United States 2 Year Treasury Note Futures 251 USD 51,988 06/26
404
United States 5 Year Treasury Note Futures 37 USD 3,990 06/26
49
United States 10 Year Treasury Note Futures 54 USD 5,972 06/26
124
United States 10 Year Ultra Treasury Note Futures 87 USD 9,819 06/26
242
United States Treasury Long Bond Futures 76 USD 8,576 06/26
255
United States Treasury Ultra Bond Futures 16 USD 1,841 06/26 43
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,144)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 59 EUR 50 06/17/26 —
Bank of America USD 2,112 GBP 1,599 05/11/26 63
Bank of America USD 262 GBP 195 06/17/26 3
Bank of America USD 590 GBP 442 06/17/26 11
Bank of America USD 107 HUF 33,434 05/11/26 1
Bank of America USD 132 TRY 5,993 05/11/26 —
Bank of America USD 3,083 TRY 143,065 05/11/26 64
Bank of America EUR 30 USD 35 06/17/26 —
Bank of America EUR 170 USD 196 06/17/26 (3)
Bank of America EUR 350 USD 411 06/17/26 (1)
Bank of America EUR 452 USD 524 06/17/26 (8)
Bank of America HKD 25,237 USD 3,226 05/11/26 3
Bank of America HUF 637,632 USD 1,911 05/11/26 (144)
Bank of America MXN 10,118 USD 563 05/11/26 (16)
Bank of America PLN 7,049 USD 1,938 05/11/26 (7)
Bank of America SGD 1,706 USD 1,329 05/11/26 (12)
Bank of America THB 454 USD 14 05/11/26 —
Bank of America THB 43,647 USD 1,335 05/11/26 (5)
Bank of America ZAR 32,353 USD 1,901 05/11/26 (41)
Bank of New York NOK 13,770 USD 1,412 05/11/26 (74)
Bank of New York SEK 31,245 USD 3,295 05/11/26 (90)
BNP Paribas EUR 7,533 USD 8,760 06/17/26 (99)
BNP Paribas GBP 713 USD 957 06/17/26 (14)
HSBC EUR 7,533 USD 8,769 06/17/26 (90)
HSBC GBP 713 USD 958 06/17/26 (13)
JPMorgan Chase USD 3,296 AUD 4,803 05/11/26 162
JPMorgan Chase EUR 7,533 USD 8,760 06/17/26 (99)
JPMorgan Chase GBP 713 USD 957 06/17/26 (14)
JPMorgan Chase JPY 530,080 USD 3,328 05/11/26 (59)
Morgan Stanley USD 3,072 EUR 2,609 05/27/26 (7)
Morgan Stanley CAD 256 USD 188 05/27/26 (1)
Morgan Stanley EUR 37,924 USD 44,642 05/27/26 87
Morgan Stanley EUR 7,533 USD 8,767 06/17/26 (92)

See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley GBP 713 USD 957 06/17/26 (14)
Royal Bank of Canada USD 3,555 EUR 3,082 05/11/26 63
Royal Bank of Canada USD 4,690 NZD 8,209 05/11/26 160
Standard Chartered EUR 7,533 USD 8,765 06/17/26 (94)
Standard Chartered GBP 713 USD 956 06/17/26 (14)
State Street USD 1,336 BRL 6,946 05/11/26 64
State Street USD 1,323 COP 4,875,019 05/11/26 15
State Street USD 844 EUR 721 05/11/26 3
State Street USD 100 EUR 87 06/17/26 2
State Street USD 112 EUR 95 06/17/26 —
State Street USD 123 EUR 106 06/17/26 1
State Street USD 207 EUR 177 06/17/26 1
State Street USD 243 EUR 210 06/17/26 4
State Street USD 4,065 GBP 3,011 05/11/26 32
State Street USD 1,857 HKD 14,552 05/11/26 1
State Street USD 82 IDR 1,416,349 05/11/26 —
State Street USD 1,886 IDR 32,061,259 05/11/26 (34)
State Street USD 92 INR 8,691 05/11/26 —
State Street USD 3,227 INR 303,070 05/11/26 (35)
State Street USD 567 KRW 857,487 05/11/26 14
State Street USD 1,949 MYR 7,698 05/11/26 (10)
State Street USD 23 NOK 215 05/11/26 —
State Street USD 11 NZD 19 05/11/26 —
State Street USD 7 TWD 217 05/11/26 —
State Street USD 566 TWD 18,130 05/11/26 8
State Street USD 12 ZAR 207 05/11/26 —
State Street AUD 65 USD 46 05/11/26 —
State Street BRL 171 USD 34 05/11/26 —
State Street CHF 93 USD 118 05/11/26 (1)
State Street CHF 6,398 USD 8,030 05/11/26 (164)
State Street COP 4,203 USD 1 05/11/26 —
State Street EUR 23 USD 27 06/17/26 —
State Street EUR 66 USD 76 06/17/26 (1)
State Street EUR 75 USD 87 06/17/26 (1)
State Street EUR 85 USD 101 06/17/26 1
State Street EUR 103 USD 120 06/17/26 (2)
State Street EUR 259 USD 304 06/17/26 (1)
State Street GBP 11,003 USD 14,864 05/27/26 (108)
State Street GBP 18 USD 23 06/17/26 —
State Street JPY 12,580 USD 79 05/11/26 (2)
State Street KRW 2,864,673 USD 1,929 05/11/26 (12)
State Street MXN 29 USD 2 05/11/26 —
State Street PEN 266 USD 75 05/11/26 (1)
State Street PEN 6,561 USD 1,893 05/11/26 24
State Street SEK 115 USD 12 05/11/26 —

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SGD 31 USD 24 05/11/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (596)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 19,920 $ 204
$ —
$ 20,124
Corporate Bonds and Notes — 312,246 —
—
312,246
International Debt — 317,392 —
—
317,392
Loan Agreements — 41 —
—
41
Mortgage-Backed Securities — 108,189 —
—
108,189
Non-US Bonds — 95,265 —
—
95,265
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 188
—
188
Financial Services — — —
—
—
Materials and Processing — — 5,270
—
5,270
Preferred Stocks — 57 — — 57
Warrants and Rights — — — — —
Short-Term Investments — 4,999 — 98,072 103,071
Total Investments
— 858,109 5,662 98,072 961,843
Other Financial Instruments
Assets
Futures Contracts 1,636 — — — 1,636
Foreign Currency Exchange Contracts — 787 — — 787
Liabilities
Futures Contracts (2,780) — — — (2,780)
Foreign Currency Exchange Contracts — (1,383) — — (1,383)
Total Other Financial Instruments
*
$ (1,144) $ (596) $ — $ — $ (1,740)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
2,253 0 .2
Argentina ............................................................................................
5,465 0 .6
Australia .............................................................................................
440 0 .1
Azerbaijan ..........................................................................................
580 0 .1
Bahrain ...............................................................................................
6,791 0 .7
Belarus ...............................................................................................
498 0 .1
Belgium ..............................................................................................
1,516 0 .2
Bermuda .............................................................................................
262 — **
Bolivia, Plurinational State of ............................................................
128 — **
Brazil ..................................................................................................
10,236 1 .1
Canada ................................................................................................
20,719 2 .1
Cayman Islands ..................................................................................
26,738 2 .8
Chile ...................................................................................................
7,967 0 .8
China ..................................................................................................
3,777 0 .4
Colombia ............................................................................................
7,518 0 .8
Costa Rica ..........................................................................................
2,636 0 .3
Czech Republic ..................................................................................
2,420 0 .3
Denmark .............................................................................................
6,257 0 .6
Dominican Republic ..........................................................................
4,501 0 .5
Ecuador ..............................................................................................
2,990 0 .3
Egypt ..................................................................................................
5,334 0 .5
El Salvador .........................................................................................
3,194 0 .3
Finland ...............................................................................................
2,836 0 .3
France .................................................................................................
23,699 2 .4
Gabon .................................................................................................
334 — **
Georgia ...............................................................................................
1,107 0 .1
Germany .............................................................................................
16,420 1 .7
Ghana .................................................................................................
1,340 0 .1
Greece ................................................................................................
455 0 .1
Guatemala ..........................................................................................
1,961 0 .2
Hong Kong .........................................................................................
850 0 .1
Hungary ..............................................................................................
5,651 0 .6
India ...................................................................................................
1,970 0 .2
Indonesia ............................................................................................
8,061 0 .8
Ireland ................................................................................................
3,961 0 .4
Israel ...................................................................................................
1,115 0 .1
Italy ....................................................................................................
14,585 1 .5
Ivory Coast .........................................................................................
2,438 0 .3
Jamaica ...............................................................................................
1,151 0 .1
Japan ..................................................................................................
5,986 0 .6
Jersey ..................................................................................................
2,104 0 .2
Jordan .................................................................................................
1,238 0 .1
Kazakhstan .........................................................................................
4,218 0 .4
Kenya .................................................................................................
1,868 0 .2

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Kuwait ................................................................................................
919 0 .1
Lebanon ..............................................................................................
680 0 .1
Luxembourg .......................................................................................
6,518 0 .7
Malaysia .............................................................................................
4,293 0 .4
Mexico ...............................................................................................
19,351 2 .0
Mongolia ............................................................................................
879 0 .1
Morocco .............................................................................................
2,171 0 .2
Netherlands ........................................................................................
1,278 0 .1
Nigeria ................................................................................................
3,063 0 .3
Norway ...............................................................................................
1,308 0 .1
Oman ..................................................................................................
6,185 0 .6
Pakistan ..............................................................................................
2,260 0 .2
Panama ...............................................................................................
9,652 1 .0
Paraguay .............................................................................................
1,776 0 .2
Peru ....................................................................................................
5,779 0 .6
Philippines ..........................................................................................
4,274 0 .4
Poland ................................................................................................
4,734 0 .5
Portugal ..............................................................................................
1,148 0 .1
Puerto Rico .........................................................................................
226 — **
Qatar ...................................................................................................
687 0 .1
Romania .............................................................................................
4,716 0 .5
Russia .................................................................................................
885 0 .1
Saudi Arabia .......................................................................................
11,841 1 .2
Senegal ...............................................................................................
314 — **
Serbia .................................................................................................
2,970 0 .3
Singapore ...........................................................................................
727 0 .1
Slovenia ..............................................................................................
939 0 .1
South Africa .......................................................................................
6,607 0 .7
South Korea .......................................................................................
1,518 0 .2
Spain ..................................................................................................
2,779 0 .3
Sri Lanka ............................................................................................
1,604 0 .2
Sweden ...............................................................................................
1,404 0 .1
Switzerland ........................................................................................
1,604 0 .2
Thailand .............................................................................................
396 — **
Trinidad and Tobago ..........................................................................
1,192 0 .1
Turkey ................................................................................................
9,697 1 .0
Ukraine ...............................................................................................
4,058 0 .4
United Arab Emirates .........................................................................
3,563 0 .4
United Kingdom .................................................................................
31,114 3 .2
United States ......................................................................................
558,005 57 .4
Uruguay ..............................................................................................
3,390 0 .4
Uzbekistan ..........................................................................................
3,270 0 .3
Venezuela, Bolivarian Republic of ....................................................
2,469 0 .3
Zambia ...............................................................................................
4,032 0 .4
Total Investments ............................................................................... 961,843 99 .0
** Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 787 $ —
Variation margin on futures contracts* — 1,636
Total
$ 787 $ 1,636
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 2,780
Unrealized depreciation on foreign currency exchange contracts 1,383 —
Total
$ 1,383 $ 2,780
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 379
Foreign currency exchange contracts 2,198 —
Total
$ 2,198 $ 379
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ — $ (1,113)
Foreign currency exchange contracts (1,551) —
Total
$ (1,551) $ (1,113)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 787 $ — $ 787
Total Financial and Derivative Assets
787 — 787
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 787 $ — $ 787
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 145 $ 144 $ — $ 1
JPMorgan Chase
162 59 — 103
Morgan Stanley
87 8 79 —
Royal Bank of Canada
224 — — 224
State Street
169 166 — 3
Total
$ 787 $ 377 $ 79 $ 331

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,383 $ — $ 1,383
Total Financial and Derivative Liabilities
1,383 — 1,383
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,383 $ — $ 1,383
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 236 $ 144 $ — $ 92
Bank of New York 164 — — 164
BNP Paribas 113 — — 113
HSBC 103 — — 103
JPMorgan Chase 172 59 — 113
Morgan Stanley 114 8 — 106
Standard Chartered 108 — — 108
State Street 373 166 — 207
Total
$ 1,383 $ 377 $ — $ 1,006
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 975,837
Investments, at fair value(>) ........................................................................................................................................................
961,843
Foreign currency holdings(^) ....................................................................................................................................................... 824
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 787
Receivables:
Dividends and interest ...................................................................................................................................................... 11,218
Dividends from affiliated funds ....................................................................................................................................... 263
Investments sold ............................................................................................................................................................... 2,300
Fund shares sold ............................................................................................................................................................... 929
Foreign capital gains taxes recoverable ........................................................................................................................... 12
From broker(a) ................................................................................................................................................................. 7,850
Variation margin on futures contracts .............................................................................................................................. 888
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
986,919
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 375
Due to broker (b) (c) .......................................................................................................................................................... 278
Investments purchased ..................................................................................................................................................... 10,058
Fund shares redeemed ...................................................................................................................................................... 486
Accrued fees to affiliates .................................................................................................................................................. 456
Other accrued expenses .................................................................................................................................................... 76
Variation margin on futures contracts .............................................................................................................................. 2,028
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,383
Total liabilities ...........................................................................................................................................................
15,140
Net Assets ...............................................................................................................................................................
$ 971,779

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (146,424)
Shares of beneficial interest .........................................................................................................................................................
1,122
Additional paid-in capital ............................................................................................................................................................
1,117,081
Net Assets ...............................................................................................................................................................
$ 971,779
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 98,072
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 821
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 7,850
(b)     Due to Broker for Futures .................................................................................................................................................. $ 118
(c)     Due to Broker for Swaps .................................................................................................................................................... $ 160
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.60
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.94
Class A — Net assets ........................................................................................................................................................... $ 4,578,442
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 532,558
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.47
Class C — Net assets ........................................................................................................................................................... $ 4,178,933
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 493,463
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.66
Class M — Net assets .......................................................................................................................................................... $ 83,785,128
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,677,081
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.67
Class S — Net assets ............................................................................................................................................................ $ 782,114,204
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 90,253,412
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.67
Class Y — Net assets ........................................................................................................................................................... $ 97,122,129
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,206,829
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 20,737
Dividend distributions from affiliated funds .................................................................................................................... 1,706
Dividends ......................................................................................................................................................................... 193
Less foreign taxes withheld ............................................................................................................................................. (6)
Total investment income .............................................................................................................................................................
22,630
Expenses
Advisory fees ................................................................................................................................................................... 2,284
Administrative fees .......................................................................................................................................................... 185
Custodian fees .................................................................................................................................................................. 61
Distribution fees - Class A ............................................................................................................................................... 6
Distribution fees - Class C ............................................................................................................................................... 12
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 76
Transfer agent fees - Class S ............................................................................................................................................ 607
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 95
Registration fees ............................................................................................................................................................... 66
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 44
Miscellaneous .................................................................................................................................................................. 26
Expenses before reductions .............................................................................................................................................. 3,488
Expense reductions .......................................................................................................................................................... (875)
Net expenses ................................................................................................................................................................................
2,613
Net investment income (loss) .......................................................................................................................................................
20,017
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,477
Investments in affiliated funds ......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. 379
Foreign currency exchange contracts ............................................................................................................................... 2,198
Foreign currency-related transactions .............................................................................................................................. (42)
Net realized gain (loss) ................................................................................................................................................................
5,004
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (7,406)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,113)
Foreign currency exchange contracts ............................................................................................................................... (1,551)
Foreign currency-related transactions .............................................................................................................................. 18
Net change in unrealized appreciation (depreciation) ................................................................................................................. (10,051)
Net realized and unrealized gain (loss) ........................................................................................................................................ (5,047)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 14,970

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 20,017 $ 26,440
Net realized gain (loss) ................................................................................................................ 5,004 (1,494)
Net change in unrealized appreciation (depreciation) ................................................................. (10,051) 12,102
Net increase (decrease) in net assets from operations ....................................................................... 14,970 37,048
Distributions
To shareholders
Class A ..................................................................................................................................... (145) (243)
Class C ..................................................................................................................................... (79) (77)
Class M .................................................................................................................................... (2,487) (3,359)
Class S ...................................................................................................................................... (14,644) (20,522)
Class Y ..................................................................................................................................... (3,267) (4,180)
Net decrease in net assets from distributions ..................................................................................... (20,622) (28,381)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 480,029 29,801
Total Net Increase (Decrease) in Net Assets ...................................................................
474,377 38,468
Net Assets
Beginning of period ........................................................................................................................... 497,402 458,934
End of period ......................................................................................................................................
$ 971,779 $ 497,402

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 494 321 $ 2,739
Proceeds from reinvestment of distributions 17 145 28 243
Payments for shares redeemed (89) (772) (186) (1,592)
Net increase (decrease)
(15) (133) 163 1,390
Class C
Proceeds from shares sold 369 3,136 99 838
Proceeds from reinvestment of distributions 10 79 9 77
Payments for shares redeemed (111) (938) (59) (499)
Net increase (decrease)
268 2,277 49 416
Class M
Proceeds from shares sold 4,877 42,527 1,535 13,157
Proceeds from reinvestment of distributions 288 2,487 393 3,358
Payments for shares redeemed (1,464) (12,748) (3,584) (30,650)
Net increase (decrease)
3,701 32,266 (1,656) (14,135)
Class S
Proceeds from shares sold 60,940 527,690 12,050 103,155
Proceeds from reinvestment of distributions 1,694 14,633 2,399 20,502
Payments for shares redeemed (11,059) (96,042) (14,183) (121,410)
Net increase (decrease)
51,575 446,281 266 2,247
Class Y
Proceeds from shares sold 152 1,321 5,253 45,261
Proceeds from reinvestment of distributions 378 3,267 488 4,179
Payments for shares redeemed (607) (5,250) (1,128) (9,557)
Net increase (decrease)
(77) (662) 4,613 39,883
Total increase (decrease)
55,452 $ 480,029 3,435 $ 29,801

See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.71 8.56 7.88 7.70 9.43 8.95
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.21 .45 .46 .42 .38 .31
$ Net Realized and Unrealized Gain (Loss) (.04) .20 .63 .09 (1.70) .46
$ Total from Investment Operations .17 .65 1.09 .51 (1.32) .77
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.50) (.41) (.33) (.41) (.29)
$ Total Distributions (.28) (.50) (.41) (.33) (.41) (.29)
$ Net Asset Value, End of Period 8.60 8.71 8.56 7.88 7.70 9.43
% Total Return
(±)(ǿ)
1.95 7.85 14.19 6.63 (14.40) 8.65
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,579 4,766 3,287 2,897 2,839 3,100
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.15 1.19 1.34 1.61 1.60 1.60
% Expenses, Net
(Ƃ)(ɯ)
.92 .98 1.00 1.01 1.04 1.08
% Net Investment Income
(Ƃ)(ɯ)
4.85 5.29 5.50 5.30 4.46 3.33
% Portfolio Turnover Rate
(ǿ)
32 75 67 55 47 51
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.58 8.44 7.79 7.63 9.35 8.89
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .38 .39 .36 .31 .24
$ Net Realized and Unrealized Gain (Loss) (.03) .19 .62 .09 (1.68) .44
$ Total from Investment Operations .14 .57 1.01 .45 (1.37) .68
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.25) (.43) (.36) (.29) (.35) (.22)
$ Total Distributions (.25) (.43) (.36) (.29) (.35) (.22)
$ Net Asset Value, End of Period 8.47 8.58 8.44 7.79 7.63 9.35
% Total Return
(ǿ)
1.65 7.04 13.24 5.88 (15.08) 7.73
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,179 1,938 1,494 1,571 1,764 2,686
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.91 1.94 2.10 2.36 2.35 2.35
% Expenses, Net
(Ƃ)(ɯ)
1.67 1.73 1.75 1.76 1.79 1.83
% Net Investment Income
(Ƃ)(ɯ)
4.08 4.52 4.74 4.53 3.67 2.60
% Portfolio Turnover Rate
(ǿ)
32 75 67 55 47 51

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.77 8.61 7.92 7.73 9.47 8.99
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .48 .49 .45 .41 .34
$ Net Realized and Unrealized Gain (Loss) (.04) .20 .63 .08 (1.71) .46
$ Total from Investment Operations .18 .68 1.12 .53 (1.30) .80
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.29) (.52) (.43) (.34) (.44) (.32)
$ Total Distributions (.29) (.52) (.43) (.34) (.44) (.32)
$ Net Asset Value, End of Period 8.66 8.77 8.61 7.92 7.73 9.47
% Total Return
(ǿ)
2.09 8.24 14.53 6.94 (14.19) 8.91
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 83,785 52,397 65,722 50,885 82,621 102,177
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.91 .94 1.09 1.36 1.35 1.35
% Expenses, Net
(Ƃ)(ɯ)
.62 .68 .70 .71 .74 .78
% Net Investment Income
(Ƃ)(ɯ)
5.15 5.59 5.80 5.56 4.77 3.61
% Portfolio Turnover Rate
(ǿ)
32 75 67 55 47 51
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.77 8.62 7.93 7.74 9.48 9.00
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .48 .48 .44 .40 .34
$ Net Realized and Unrealized Gain (Loss) (.03) .19 .64 .09 (1.71) .45
$ Total from Investment Operations .19 .67 1.12 .53 (1.31) .79
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.29) (.52) (.43) (.34) (.43) (.31)
$ Total Distributions (.29) (.52) (.43) (.34) (.43) (.31)
$ Net Asset Value, End of Period 8.67 8.77 8.62 7.93 7.74 9.48
% Total Return
(ǿ)
2.18 8.05 14.46 6.90 (14.22) 8.85
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 782,114 339,304 330,956 381,847 497,914 624,965
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.90 .94 1.09 1.36 1.35 1.35
% Expenses, Net
(Ƃ)(ɯ)
.67 .73 .75 .76 .79 .83
% Net Investment Income
(Ƃ)(ɯ)
5.07 5.55 5.74 5.52 4.71 3.56
% Portfolio Turnover Rate
(ǿ)
32 75 67 55 47 51

See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.77 8.62 7.93 7.74 9.47 8.99
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .48 .49 .45 .41 .36
$ Net Realized and Unrealized Gain (Loss) (.03) .19 .64 .08 (1.70) .44
$ Total from Investment Operations .19 .67 1.13 .53 (1.29) .80
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.29) (.52) (.44) (.34) (.44) (.32)
$ Total Distributions (.29) (.52) (.44) (.34) (.44) (.32)
$ Net Asset Value, End of Period 8.67 8.77 8.62 7.93 7.74 9.47
% Total Return
(ǿ)
2.21 8.13 14.53 6.96 (14.06) 8.93
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 97,122 98,997 57,475 53,668 15,861 3,352
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.71 .75 .89 1.16 1.16 1.14
% Expenses, Net
(Ƃ)(ɯ)
.59 .65 .67 .68 .71 .75
% Net Investment Income
(Ƃ)(ɯ)
5.18 5.60 5.82 5.70 5.00 3.81
% Portfolio Turnover Rate
(ǿ)
32 75 67 55 47 51

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 360,517
Administrative fees 37,081
Distribution fees 3,468
Shareholder servicing fees 848
Transfer agent fees 53,815
$ 455,729
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 41,268 $ 836,697 $ 779,886 $ (8) $ 1 $ 98,072 $ 1,706 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 979,767,541 $ 18,419,029 $ (38,083,459) $ (19,664,430)

See accompanying notes which are an integral part of the financial statements.
318 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 95.5%
Asset-Backed Securities - 0.1%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 230 224
Series 2022-PSO Class A2
4.623% due 06/01/44 215 205
429
Municipal Bonds - 12.4%
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 205 227
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 190 227
6.449% due 02/15/44 285 296
8.084% due 02/15/50 435 539
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 830 857
7.043% due 04/01/50 434 487
6.907% due 10/01/50 255 282
3.126% due 04/01/55 270 175
Board of Regents of the University of
Texas System Revenue Bonds
4.794% due 08/15/46 280 261
3.354% due 08/15/47 185 136
2.439% due 08/15/49 165 99
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 215 200
4.353% due 06/01/41 235 212
California State University Revenue
Bonds
3.899% due 11/01/47 200 168
2.897% due 11/01/51 120 84
2.975% due 11/01/51 360 241
2.719% due 11/01/52 130 85
2.939% due 11/01/52 285 189
5.183% due 11/01/53 250 235
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 195 196
Charlotte-Mecklenburg Hospital
Authority (The) Revenue Bonds
Series 21-A
3.204% due 01/15/51 195 130
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 405 440
4.472% due 01/01/49 60 51
4.572% due 01/01/54 115 97
Chicago Transit Authority Sales and
Transfer Tax Receipts Revenue
Bonds
6.899% due 12/01/40 909 1,010
Chicago Transit Authority Sales Tax
Receipts Fund Revenue Bonds
6.200% due 12/01/40 271 284
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.200% due 12/01/40 (µ) 29 31
City of Houston General Obligation
Limited
3.961% due 03/01/47 460 390
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 235 200
City of New York General Obligation
Unlimited
4.610% due 09/01/37 145 142
5.517% due 10/01/37 185 185
6.271% due 12/01/37 265 279
5.264% due 10/01/44 190 182
6.291% due 02/01/45 155 160
5.559% due 10/01/45 240 235
5.094% due 10/01/49 205 188
5.372% due 10/01/51 355 336
5.263% due 10/01/52 330 306
5.828% due 10/01/53 435 439
5.114% due 10/01/54 265 240
5.935% due 02/01/55 330 334
6.385% due 02/01/55 400 416
5.392% due 10/01/55 275 255
City of Riverside Revenue Bonds
3.857% due 06/01/45 165 146
City of San Antonio Electric and Gas
Systems Revenue Bonds
5.808% due 02/01/41 280 292
4.427% due 02/01/42 110 104
5.469% due 02/01/45 335 335
5.569% due 02/01/50 600 597
City of Tucson Certificate of
Participation
2.856% due 07/01/47 (µ) 175 128
Commonwealth Financing Authority
Revenue Bonds
3.864% due 06/01/38 310 283
4.144% due 06/01/38 425 395
2.991% due 06/01/42 95 71
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 380 382
2.900% due 09/01/49 430 290
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 185 189
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 240 200
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 295 322
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 320 291
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 285 292

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 319
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 185 142
County of Riverside Revenue Bonds
3.818% due 02/15/38 160 152
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 320 324
2.613% due 12/01/48 370 248
5.022% due 12/01/48 150 138
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 245 269
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 225 218
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 125
3.089% due 11/01/40 245 196
3.144% due 11/01/45 240 180
2.843% due 11/01/46 315 226
2.919% due 11/01/50 365 251
4.087% due 11/01/51 60 49
4.507% due 11/01/51 510 436
District of Columbia Water and Sewer
Authority Revenue Bonds
4.814% due 10/01/14 225 184
East Bay Municipal Utility District
Water System Revenue Bonds
5.874% due 06/01/40 270 281
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 240 246
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 210 170
3.924% due 01/15/53 (µ) 250 190
Georgia Municipal Electric Authority
Revenue Bonds
6.637% due 04/01/57 722 770
6.655% due 04/01/57 631 681
7.055% due 04/01/57 267 295
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 455 377
3.714% due 06/01/41 225 176
4.214% due 06/01/50 625 450
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 94
3.236% due 10/01/52 820 563
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 205 141
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 305 217
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 210 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 270 259
2.774% due 05/01/51 (µ) 190 130
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 405 445
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 195 229
Los Angeles Department of Water and
Power Revenue Bonds
6.574% due 07/01/45 425 446
6.603% due 07/01/50 235 248
Louisiana Local Government
Environmental Facilities and
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 565 572
Series 2022-ELL Class A4
4.475% due 08/01/39 506 483
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 220 228
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 275 262
5.942% due 05/31/57 230 228
Maryland Health and Higher
Educational Facilities Authority
Revenue Bonds
3.052% due 07/01/40 270 209
3.197% due 07/01/50 90 60
Massachusetts Educational Financing
Authority Revenue Bonds
6.352% due 07/01/49 190 199
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 290 301
Metropolitan Government of Nashville
and Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 205 218
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 450 521
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 160 172
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 265 308
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 375 383
Michigan Finance Authority Revenue
Bonds

See accompanying notes which are an integral part of the financial statements.
320 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.384% due 12/01/40 355 301
Michigan State University Revenue
Bonds
4.496% due 08/15/48 210 189
4.165% due 08/15/22 335 236
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 195 147
Missouri State Health and Educational
Facilities Authority Revenue Bonds
3.229% due 05/15/50 285 197
3.652% due 08/15/57 250 178
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 315 343
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 894 1,048
7.102% due 01/01/41 1,190 1,360
New York and New Jersey Port
Authority Revenue Bonds
5.647% due 11/01/40 545 569
4.960% due 08/01/46 385 360
5.310% due 08/01/46 235 227
4.031% due 09/01/48 175 142
3.139% due 02/15/51 310 221
4.926% due 10/01/51 695 631
5.072% due 07/15/53 250 232
4.229% due 10/15/57 140 111
3.175% due 07/15/60 110 69
4.458% due 10/01/62 1,240 1,020
4.810% due 10/15/65 435 380
3.287% due 08/01/69 345 214
New York City Municipal Water
Finance Authority Revenue Bonds
5.724% due 06/15/42 165 164
5.952% due 06/15/42 245 250
6.011% due 06/15/42 425 437
5.440% due 06/15/43 310 297
5.882% due 06/15/44 200 201
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
4.375% due 05/01/37 55 52
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 170 173
4.946% due 08/01/48 (µ) 225 198
5.832% due 07/01/55 300 307
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 515 560
Ohio State University (The) Revenue
Bonds
4.800% due 06/01/11 305 248
Ohio Turnpike and Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 230 164
Oklahoma Development Finance
Authority Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.380% due 11/01/45 330 311
5.087% due 02/01/52 215 203
Series 2022-ONG Class A3
4.714% due 05/01/52 335 304
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 160 108
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 245 245
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 235 178
2.840% due 09/01/50 175 114
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 225 221
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 165 134
3.100% due 07/01/49 255 186
Permanent University Fund -
University of Texas System Revenue
Bonds
3.376% due 07/01/47 180 135
Port of Morrow Revenue Bonds
2.543% due 09/01/40 245 186
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 340 356
6.583% due 05/15/49 240 253
3.006% due 05/15/50 310 200
4.563% due 05/15/53 510 429
3.256% due 05/15/60 630 395
3.706% due 05/15/20 175 108
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 195 193
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 210 213
3.270% due 05/01/43 150 120
3.915% due 05/01/19 245 160
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 340 278
3.587% due 01/01/43 155 133
3.820% due 01/01/48 140 110
4.787% due 01/01/48 205 185
Salt River Project Agricultural
Improvement and Power District
Revenue Bonds
4.839% due 01/01/41 325 311
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 210 208

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 321
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 325 327
San Francisco City and County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 210 230
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 330 246
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 250 268
State of California General Obligation
Unlimited
5.125% due 03/01/38 295 294
4.600% due 04/01/38 380 385
7.550% due 04/01/39 1,905 2,256
7.300% due 10/01/39 1,130 1,292
7.350% due 11/01/39 565 650
7.625% due 03/01/40 780 924
7.600% due 11/01/40 1,385 1,657
5.875% due 10/01/41 335 346
5.200% due 03/01/43 275 267
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 670 679
4.681% due 04/01/40 220 213
3.211% due 04/01/44 200 162
State of Wisconsin Revenue Bonds
3.954% due 05/01/36 235 221
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 1,100 1,106
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 545 427
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 350 244
United Nations Development Corp.
Revenue Bonds
6.536% due 08/01/55 205 215
University of California Revenue
Bonds
3.071% due 05/15/51 450 290
4.858% due 05/15/12 505 409
4.767% due
05
/15/15 260 208
University of Michigan Revenue Bonds
2.437% due 04/01/40 410 305
3.599% due 04/01/47 95 78
2.562% due 04/01/50 190 116
3.504% due 04/01/52 482 345
4.454% due
04
/01/22 780 597
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 350 275
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 215 152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 255 155
University of Virginia Revenue Bonds
2.256% due 09/01/50 220 126
2.584% due 11/01/51 320 191
4.179% due 09/01/17 180 128
3.227% due
09
/01/19 240 132
62,828
United States Government Agencies - 15.7%
Federal Farm Credit Banks Funding
Corp.
5.150% due 02/17/39 2,187 2,164
2.750% due 03/07/39 485 381
1.950% due 08/13/40 596 400
5.240% due 01/14/41 313 309
5.150% due 03/04/41 2,557 2,508
4.950% due 03/11/41 2,552 2,521
3.700% due 03/24/42 856 710
5.540% due 09/18/45 1,929 1,897
5.470% due 10/16/45 611 606
5.370% due 10/23/45 350 343
5.375% due 11/03/45 159 156
5.150% due 01/29/46 500 489
Federal Home Loan Bank
5.500% due 07/15/36 9,495 10,249
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 1,580 1,756
4.905% due 09/15/36 (ž) 2,219 1,350
2.700% due 12/28/37 40 32
4.972% due 11/15/38 (ž) 3,982 2,167
2.220% due 07/13/40 110 77
Series 1
5.013% due 11/15/38 (ž) 7,649 4,141
Federal National Mortgage Association
5.625% due 07/15/37 6,330 6,882
6.210% due 08/06/38 2,623 2,992
Tennessee Valley Authority
5.880% due 04/01/36 4,867 5,377
6.150% due 01/15/38 6,335 7,211
5.500% due 06/15/38 3,306 3,546
5.250% due 09/15/39 14,584 15,159
3.500% due 12/15/42 7,297 5,992
79,415
United States Government Treasuries - 67.3%
United States Treasury Notes
4.750% due 02/15/37 8,877 9,139
5.000% due 05/15/37 11,435 12,025
4.375% due 02/15/38 12,068 11,966
4.500% due 05/15/38 13,642 13,644
3.500% due 02/15/39 13,857 12,419
4.250% due 05/15/39 20,748 19,986
4.500% due 08/15/39 22,171 21,804
4.375% due 11/15/39 23,863 23,102
4.625% due 02/15/40 24,029 23,834
1.125% due 05/15/40 30,045 18,797

See accompanying notes which are an integral part of the financial statements.
322 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 05/15/40 23,255 22,416
1.125% due 08/15/40 40,666 25,169
3.875% due 08/15/40 23,146 21,034
1.375% due 11/15/40 44,699 28,572
4.250% due 11/15/40 22,956 21,704
1.875% due 02/15/41 44,736 30,763
4.750% due 02/15/41 23,030 22,969
339,343
Total Long-Term Fixed
Income Investments
(cost $490,486) 482,015
Short-Term Investments - 3.1%
U.S. Cash Management Fund(@) 15,594,666 (∞) 15,592
Total Short-Term Investments
(cost $15,591) 15,592
Total Investments - 98.6%
(identified cost $506,077) 497,607
Other Assets and Liabilities,
Net - 1.4%
6,945
Net Assets - 100.0%
504,552

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 323
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 10 Year Ultra Treasury Note Futures 62 USD 6,997 06/26
(169)
United States Treasury Long Bond Futures 79 USD 8,915 06/26
(374)
United States Treasury Ultra Bond Futures 40 USD 4,601 06/26 (216)
Short Positions
United States 5 Year Treasury Note Futures 1 USD 108 06/26
2
United States 10 Year Treasury Note Futures 17 USD 1,880 06/26
44
United States Treasury Ultra Bond Futures 5 USD 575 06/26 27
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (686)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 429 $ —
$ —
$ 429
Municipal Bonds — 62,828 —
—
62,828
United States Government Agencies — 79,41 5 —
—
79,41 5
United States Government Treasuries — 339,343 —
—
339,343
Short-Term Investments — — — 15,59 2 15,59 2
Total Investments
— 482,01 5 — 15,59 2 497,607
Other Financial Instruments
Assets
Futures Contracts 73 — — — 73
Liabilities
Futures Contracts (759) — — — (759)
Total Other Financial Instruments
*
$ (686) $ — $ — $ — $ (686)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
324 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United States ......................................................................................
497,607 98 .6
Total Investments ............................................................................... 497,607 98 .6

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 325
Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 73
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 759
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 344
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (999)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
326 Long Duration Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 506,077
Investments, at fair value(>) ........................................................................................................................................................
497,607
Cash .............................................................................................................................................................................................. 99
Receivables:
Dividends and interest ...................................................................................................................................................... 5,994
Dividends from affiliated funds ....................................................................................................................................... 46
Fund shares sold ............................................................................................................................................................... 583
From broker(a) ................................................................................................................................................................. 1,349
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
505,681
Liabilities
Payables:
Due to broker(b) ............................................................................................................................................................... 21
Fund shares redeemed ...................................................................................................................................................... 171
Accrued fees to affiliates .................................................................................................................................................. 136
Other accrued expenses .................................................................................................................................................... 115
Variation margin on futures contracts .............................................................................................................................. 686
Total liabilities ...........................................................................................................................................................
1,129
Net Assets ...............................................................................................................................................................
$ 504,552
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (12,967)
Shares of beneficial interest .........................................................................................................................................................
646
Additional paid-in capital ............................................................................................................................................................
516,873
Net Assets ...............................................................................................................................................................
$ 504,552
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 15,592
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,349
(b)     Due to Broker for Futures .................................................................................................................................................. $ 21
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) .........................................................................................................................................
$ 7.81
Class M — Net assets .......................................................................................................................................................... $ 104,427,262
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 13,372,053
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 7.81
Class S — Net assets ............................................................................................................................................................ $ 297,367,375
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 38,083,810
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 7.81
Class Y — Net assets ........................................................................................................................................................... $ 102,757,070
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 13,153,355
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 327
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 11,02 5
Dividend distributions from affiliated funds .................................................................................................................... 415
Total investment income .............................................................................................................................................................
11,44 0
Expenses
Advisory fees ................................................................................................................................................................... 374
Administrative fees .......................................................................................................................................................... 118
Custodian fees .................................................................................................................................................................. 27
Transfer agent fees - Class M .......................................................................................................................................... 96
Transfer agent fees - Class S ............................................................................................................................................ 298
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 71
Registration fees ............................................................................................................................................................... 38
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 33
Miscellaneous .................................................................................................................................................................. 1 3
Expenses before reductions .............................................................................................................................................. 1,08 1
Expense reductions .......................................................................................................................................................... (72)
Net expenses ................................................................................................................................................................................
1,0 09
Net investment income (loss) .......................................................................................................................................................
10,431
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,103
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 344
Net realized gain (loss) ................................................................................................................................................................
1,448
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (16,222)
Futures contracts .............................................................................................................................................................. (999)
Foreign currency-related transactions .............................................................................................................................. 7
Net change in unrealized appreciation (depreciation) ................................................................................................................. (17,214)
Net realized and unrealized gain (loss) ........................................................................................................................................ (15,766)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (5,335)

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
328 Long Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 10,431 $ 16,302
Net realized gain (loss) ................................................................................................................ 1,448 (3,81 0 )
Net change in unrealized appreciation (depreciation) ................................................................. (17,214) 9,05 2
Net increase (decrease) in net assets from operations ....................................................................... (5,335) 21,54 4
Distributions
To shareholders
Class M .................................................................................................................................... (1,972) (2,496)
Class S ...................................................................................................................................... (5,948) (9,63 3 )
Class Y ..................................................................................................................................... (2,218) (3,926)
Net decrease in net assets from distributions ..................................................................................... (10,138) (16,05 5 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 89,521 144,14 3
Total Net Increase (Decrease) in Net Assets ...................................................................
74,048 149,632
Net Assets
Beginning of period ........................................................................................................................... 430,504 280,872
End of period ......................................................................................................................................
$ 504,552 $ 430,504
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 6,501 $ 52,050 1,797 $ 14,069
Proceeds from reinvestment of distributions 248 1,970 318 2,496
Payments for shares redeemed (1,043) (8,298) (2,743) (21,672)
Net increase (decrease)
5,706 45,722 (628) (5,107)
Class S
Proceeds from shares sold 9,678 77,315 21,195 167,32 4
Proceeds from reinvestment of distributions 747 5,947 1,229 9,629
Payments for shares redeemed (4,787) (38,197) (6,213) (48,631)
Net increase (decrease)
5,638 45,065 16,211 128,32 2
Class Y
Proceeds from shares sold 163 1,292 4,593 36,202
Proceeds from reinvestment of distributions 278 2,218 500 3,926
Payments for shares redeemed (600) (4,776) (2,426) (19,200)
Net increase (decrease)
(159) (1,266) 2,667 20,928
Total increase (decrease)
11,185 $ 89,521 18,250 $ 144,14 3

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 329
Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 (ſ)
Per-Share Data – – – –
$ Net Asset Value, Beginning of Period 8.06 7.99 7.40 7.89
Income (loss) from investment operations:
— — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .33 .33 .33
$ Net Realized and Unrealized Gain (Loss) (.25) .07 .54 (.82)
$ Total from Investment Operations (.08) .40 .87 (.49)
Less distributions:
– – – –
$ Distributions from Net Investment Income (.17) (.33) (.28) —
$ Total Distributions (.17) (.33) (.28) —
$ Net Asset Value, End of Period 7.81 8.06 7.99 7.40
% Total Return
(ǿ)
(1.07) 5.23 11.80 (6.21)
– – – –
Ratios/Supplemental Data – – – –
$ Net Assets, End of Period (000) 104,427 61,779 66,237 47,202
Ratio to average net assets:
– – – –
% Expenses, Gross
(ɯ)
.48 .49 .57 .57
% Expenses, Net
(Ƃ)(ɯ)
.33 .34 .37 .31
% Net Investment Income
(Ƃ)(ɯ)
4.28 4.17 4.09 4.37
% Portfolio Turnover Rate
(ǿ)
20 59 49 84
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 (ſ)
Per-Share Data – – – –
$ Net Asset Value, Beginning of Period 8.06 7.98 7.40 7.89
Income (loss) from investment operations:
— — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.16 .32 .32 .32
$ Net Realized and Unrealized Gain (Loss) (.25) .08 .53 (.81)
$ Total from Investment Operations (.09) .40 .85 (.49)
Less distributions:
– – – –
$ Distributions from Net Investment Income (.16) (.32) (.27) —
$ Total Distributions (.16) (.32) (.27) —
$ Net Asset Value, End of Period 7.81 8.06 7.98 7.40
% Total Return
(ǿ)
(1.14) 5.21 11.51 (6.21)
– – – –
Ratios/Supplemental Data – – – –
$ Net Assets, End of Period (000) 297,368 261,423 129,604 97,194
Ratio to average net assets:
– – – –
% Expenses, Gross
(ɯ)
.48 .49 .57 .58
% Expenses, Net
(Ƃ)(ɯ)
.48 .49 .52 .46
% Net Investment Income
(Ƃ)(ɯ)
4.11 4.05 3.94 4.19
% Portfolio Turnover Rate
(ǿ)
20 59 49 84

See accompanying notes which are an integral part of the financial statements.
330 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 8.06 7.99 7.40 8.26 10.13 10.46
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .33 .33 .26 .13 .10
$ Net Realized and Unrealized Gain (Loss) (.25) .08 .54 (.51) (1.47) (.08)
$ Total from Investment Operations (.08) .41 .87 (.25) (1.34) .02
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.17) (.34) (.28) (.61) (.25) (.05)
$ Distributions from Net Realized Gain — — — — (.28) (.30)
$ Total Distributions (.17) (.34) (.28) (.61) (.53) (.35)
$ Net Asset Value, End of Period 7.81 8.06 7.99 7.40 8.26 10.13
% Total Return
(ǿ)
(1.05) 5.28 11.84 (3.53) (13.88) .17
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 102,757 107,302 85,031 84,835 26,518 39,361
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.28 .29 .37 .98 1.19 .82
% Expenses, Net
(Ƃ)(ɯ)
.28 .29 .32 .26 .26 .27
% Net Investment Income
(Ƃ)(ɯ)
4.30 4.22 4.15 3.31 1.47 .99
% Portfolio Turnover Rate
(ǿ)
20 59 49 84 80 88

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 331
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 62,600
Administrative fees 19,574
Transfer agent fees 53,954
$ 136,128
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 11,698 $ 92,671 $ 88,778 $ 1 $ — $ 15,592 $ 415 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 506,031,091 $ 798,072 $ (9,907,810) $ (9,109,738)

See accompanying notes which are an integral part of the financial statements.
332 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.3%
Asset-Backed Securities - 6.1%
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 571 575
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,163 2,166
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 6,093 6,117
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,820 1,817
Churchill Middle Market CLO LLC
Series 2022-1A Class BR
5.375% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,910 3,912
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,657 2,685
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 11 11
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.248% due 04/25/47 (~)(Ê) 6,768 6,495
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 2,791 2,798
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 756 785
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 883 898
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 3,710 3,766
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,223 1,246
Series 2024-HE3 Class A
5.937% due 07/25/54 (~)(Ê)(Þ) 2,830 2,859
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,027 2,029
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 2,728 2,746
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,928 1,943
Series 2025-HE1 Class A
5.829% due 01/25/55 (~)(Ê)(Þ) 961 967
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 3,593 3,615
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 1,888 1,872
Series 2025-PF1 Class A
5.758% due 06/25/55 (~)(Ê)(Þ) 1,301 1,306
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 3,792 3,706
Greenpoint Manufactured Housing
Contract Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2000-4 Class A3
5.789% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 1,225 1,190
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 39 56
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 18 18
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 951 954
Series 2024-HE2 Class A1
4.840% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 869 868
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 1,711 1,718
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 3,894 3,906
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 1,825 1,820
Series 2025-HE1 Class M1
5.040% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,183
Series 2025-HE2 Class A1
4.890% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 5,245 5,245
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 3,135 3,109
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 44 44
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 929 915
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 468 467
Series 2023-CES2 Class M1
7.361% due 09/25/43 (~)(Ê)(Þ) 5,513 5,551
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,606 1,612
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,255 2,270
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 1,360 1,369
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,803 1,804
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 5,792 5,814
Series 2025-CES1 Class A3
6.163% due 01/25/45 (~)(Ê)(Þ) 998 1,004
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 5,825 5,845
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,232 2,293
Series 2023-FIG4 Class A

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 333
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.718% due 11/25/53 (~)(Ê)(Þ) 1,446 1,485
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,655 1,670
Series 2024-CES1 Class A1
6.306% due 03/25/54 (~)(Ê)(Þ) 3,516 3,554
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 4,681 4,752
Series 2025-LOC4 Class A1A
5.395% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 5,078 5,118
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,583 2,582
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,580 1,588
Series 2023-CES2 Class M1
8.080% due 10/25/63 (~)(Ê)(Þ) 3,644 3,688
131,806
Corporate Bonds and Notes - 27.3%
Consumer Discretionary - 3.9%
Amazon.com, Inc.
5.800% due 03/13/56 1,160 1,141
American Airlines, Inc. Pass-Through
Certificates Trust
4.900% due 11/11/39 6,500 6,311
Series A
2.875% due 01/11/36 2,281 2,049
Series AA Class AA
3.575% due 07/15/29 1,441 1,414
3.650% due 08/15/30 6,555 6,389
AppLovin Corp.
5.125% due 12/01/29 2,219 2,237
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 1,085 790
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 768 785
Bath & Body Works, Inc.
6.950% due 03/01/33 420 409
7.600% due 07/15/37 65 63
Best Buy Co., Inc.
1.950% due 10/01/30 1,060 948
BorgWarner, Inc.
5.400% due 08/15/34 565 573
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,890 1,847
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 770 758
4.200% due 03/15/28 1,040 1,029
2.250% due 01/15/29 3,130 2,925
3.700% due 04/01/51 590 361
5.250% due 04/01/53 1,040 808
Choice Hotels International, Inc.
3.700% due 12/01/29 1,938 1,858
Comcast Corp.
4.049% due 11/01/52 2,392 1,704
2.937% due 11/01/56 1,575 867
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cummins, Inc.
5.450% due 02/20/54 1,265 1,219
Darden Restaurants, Inc.
4.550% due 02/15/48 391 317
Discovery Global Holdings, Inc.
4.279% due 03/15/32 803 648
Ford Motor Co.
7.400% due 11/01/46 1,236 1,272
Fox Corp.
4.709% due 01/25/29 2,922 2,929
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,528
Genuine Parts Co.
4.950% due 08/15/29 2,457 2,454
Home Depot, Inc. (The)
3.350% due 04/15/50 1,975 1,358
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,137
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,325 1,285
1.800% due 01/10/28 (Þ) 900 859
Kohl's Corp.
5.125% due 05/01/31 1,122 917
5.550% due 07/17/45 263 159
Lowe's Cos., Inc.
3.000% due 10/15/50 515 318
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 290
6.375% due 03/15/37 50 46
5.125% due 01/15/42 160 121
4.300% due 02/15/43 294 197
Marriott International, Inc.
4.900% due 04/15/29 2,254 2,280
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,915
McDonald's Corp.
5.450% due 08/14/53 490 462
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,761 1,715
Newell Brands, Inc.
7.375% due 04/01/36 625 596
7.500% due 04/01/46 669 576
Nordstrom, Inc.
6.950% due 03/15/28 792 808
4.375% due 04/01/30 441 419
4.250% due 08/01/31 291 268
5.000% due 01/15/44 895 627
Paramount Global
4.375% due 03/15/43 565 360
5.850% due 09/01/43 825 607
5.250% due 04/01/44 1,063 721
4.600% due 01/15/45 255 159
4.950% due 05/19/50 1,599 1,006
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 1,061 949
4.625% due 04/06/31 (Þ) 748 632
Sekisui House US, Inc.

See accompanying notes which are an integral part of the financial statements.
334 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 01/15/30 1,349 1,287
Southwest Airlines Co.
5.250% due 11/15/35 1,080 1,025
Starbucks Corp.
3.750% due 12/01/47 526 388
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,289
Travel + Leisure Co.
6.000% due 04/01/27 620 621
Under Armour , Inc.
3.250% due 06/15/26 438 437
United Airlines Pass-Through Trust
Series AA
4.150% due 02/25/33 1,270 1,236
2.700% due 11/01/33 1,443 1,320
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,688 1,665
VF Corp.
6.000% due 10/15/33 317 318
6.450% due 11/01/37 454 437
Whirlpool Corp.
2.400% due 05/15/31 1,312 1,060
4.700% due 05/14/32 505 444
5.500% due 03/01/33 275 248
5.750% due 03/01/34 281 253
4.500% due 06/01/46 307 206
4.600% due 05/15/50 285 192
Series MTN
5.150% due 03/01/43 185 139
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 2,500 2,358
Yum! Brands, Inc.
6.875% due 11/15/37 404 445
5.350% due 11/01/43 343 326
84,114
Consumer Staples - 1.4%
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,782
5.950% due 02/14/49 537 523
Campbell's Co. (The)
5.200% due 03/21/29 1,158 1,170
Coca-Cola Co. (The)
2.600% due 06/01/50 1,030 625
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,993
Constellation Brands, Inc.
3.150% due 08/01/29 2,111 2,022
General Mills, Inc.
4.875% due 01/30/30 2,266 2,283
Haleon US Capital LLC
3.375% due 03/24/29 1,400 1,361
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 3,301 2,925
Kraft Heinz Foods Co.
4.625% due 01/30/29 1,325 1,329
Kroger Co. (The)
5.500% due 09/15/54 1,690 1,566
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mars, Inc.
5.000% due 03/01/32 (Þ) 370 375
5.200% due 03/01/35 (Þ) 1,480 1,492
5.700% due 05/01/55 (Þ) 1,165 1,133
5.800% due 05/01/65 (Þ) 730 713
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 446 324
Philip Morris International, Inc.
5.750% due 11/17/32 2,595 2,730
Safeway, Inc.
7.250% due 02/01/31 356 375
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,325 1,213
Sysco Corp.
3.300% due 02/15/50 727 476
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,480
United Rentals NA, Inc.
3.875% due 11/15/27 429 423
30,313
Energy - 2.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 1,002 1,008
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,900 1,824
Buckeye Partners, LP
3.950% due 12/01/26 670 665
4.125% due 12/01/27 436 430
5.850% due 11/15/43 217 199
5.600% due 10/15/44 143 127
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 460 455
6.000% due 07/30/56 (Þ) 490 483
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 2,130 2,197
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 2,069 2,026
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,075
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,211
Energy Transfer, LP
5.000% due 05/15/50 1,950 1,626
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,865
Exxon Mobil Corp.
3.452% due 04/15/51 585 416
Global Marine, Inc.
7.000% due 06/01/28 454 458
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,118 1,265
5.400% due 09/01/44 1,820 1,698
Marathon Petroleum Corp.
3.800% due 04/01/28 1,565 1,547
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 1,234 1,335

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 335
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MPLX, LP
4.000% due 03/15/28 4,559 4,524
Murphy Oil Corp.
5.875% due 12/01/42 484 420
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,658
Occidental Petroleum Corp.
6.200% due 03/15/40 2,852 2,947
Oceaneering International, Inc.
6.000% due 02/01/28 412 416
ONEOK, Inc.
5.650% due 11/01/28 1,180 1,210
3.400% due 09/01/29 1,727 1,662
6.100% due 11/15/32 885 934
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 842 832
4.800% due 05/15/30 (Þ) 458 446
7.500% due 07/15/38 (Þ) 159 167
6.875% due 04/15/40 (Þ) 403 407
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,456
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,800
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) — —
Transocean International, Ltd.
7.500% due 04/15/31 692 712
6.800% due 03/15/38 492 478
Valero Energy Corp.
4.350% due 06/01/28 30 30
Western Midstream Operating, LP
4.500% due 03/01/28 805 804
6.350% due 01/15/29 1,868 1,944
Williams Cos., Inc. (The)
4.900% due 03/15/29 2,855 2,885
52,642
Financial Services - 8.8%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,310 1,261
ACE Capital Trust II
9.700% due 04/01/30 500 587
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 1,265 1,265
Air Lease Corp.
2.100% due 09/01/28 1,833 1,728
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,712
5.950% due 02/15/29 (Þ) 2,945 3,026
American Assets Trust, LP
3.375% due 02/01/31 1,498 1,363
American Tower Corp.
5.500% due 03/15/28 1,820 1,852
Aon North America, Inc.
5.750% due 03/01/54 1,120 1,076
Ares Capital Corp.
2.875% due 06/15/28 1,965 1,875
Associated Banc-Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 1,303 1,333
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 1,552 1,514
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,300 2,280
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 2,762 2,707
Banc of California
Series MTN
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 484 482
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 990 1,018
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 3,125 2,834
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 2,835 2,790
Series MTN
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,870 1,692
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 4,824 3,030
BGC Group, Inc.
6.150% due 04/02/30 1,625 1,665
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,305 1,144
Blackstone Secured Lending Fund
5.300% due 06/30/30 1,144 1,114
Block Financial LLC
2.500% due 07/15/28 1,562 1,481
Blue Owl Capital Corp.
2.875% due 06/11/28 1,452 1,361
Brandywine Operating Partnership, LP
8.300% due 03/15/28 117 122
4.550% due 10/01/29 474 441
Brighthouse Financial, Inc.
5.625% due 05/15/30 1,543 1,555
Brown & Brown, Inc.
4.500% due 03/15/29 2,101 2,093
5.250% due 06/23/32 315 314
5.550% due 06/23/35 450 448
6.250% due 06/23/55 465 462
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,738
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,080 1,140
Carlyle Secured Lending, Inc.
6.750% due 02/18/30 2,861 2,883
Citadel Securities Global Holdings
LLC
5.750% due 03/27/36 (Þ) 1,489 1,467
Citigroup, Inc.

See accompanying notes which are an integral part of the financial statements.
336 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,385 1,288
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,730 1,554
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 2,660 2,707
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,975 2,003
CNO Financial Group, Inc.
5.250% due 05/30/29 1,439 1,445
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,385
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 1,568 1,529
Diversified Healthcare Trust
4.750% due 02/15/28 511 497
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 995 1,077
Enact Holdings, Inc.
6.250% due 05/28/29 2,437 2,518
EPR Properties
3.750% due 08/15/29 1,693 1,629
Equifax, Inc.
5.100% due 06/01/28 1,308 1,322
3.100% due 05/15/30 1,005 942
2.350% due 09/15/31 1,595 1,401
Equinix, Inc.
3.200% due 11/18/29 1,415 1,349
3.900% due 04/15/32 1,690 1,603
Essent Group, Ltd.
6.250% due 07/01/29 1,674 1,731
F&G Annuities & Life, Inc.
7.400% due 01/13/28 2,130 2,173
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 1,416 1,415
First Citizens Bank & Trust Co.
6.125% due 03/09/28 1,475 1,511
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 1,394 1,407
FS KKR Capital Corp.
3.125% due 10/12/28 1,913 1,792
6.875% due 08/15/29 51 51
GABX Leasing LLC
5.300% due 04/15/36 (Þ) 690 682
Genworth Holdings, Inc.
6.500% due 06/15/34 436 439
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 1,027 1,002
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,168
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,235 1,118
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,510 1,533
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 1,255 1,218
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 1,535 1,500
Golub Capital BDC, Inc.
7.050% due 12/05/28 1,573 1,619
Hercules Capital, Inc.
5.350% due 02/10/29 443 437
Hudson Pacific Properties, LP
4.650% due 04/01/29 750 672
3.250% due 01/15/30 549 469
Huntington Bancshares, Inc.
5.272% due 01/15/31 (SOFR +
1.276%)(Ê) 1,535 1,559
Intercontinental Exchange, Inc.
3.000% due 06/15/50 670 434
Jefferies Financial Group, Inc.
5.500% due 02/15/36 1,075 1,034
JPMorgan Chase & Co.
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,730 1,750
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 690 679
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,565 1,416
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,485 1,519
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,680 1,632
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 1,110 1,082
KeyBank National Association
5.000% due 01/26/33 2,165 2,142
Kilroy Realty, LP
4.250% due 08/15/29 1,918 1,857
Lehman Brothers Holdings, Inc.
1.000% due 09/27/27 (Æ)(Ø) 734 —
1.000% due 05/02/49 (Æ)(Ø) 681 —
1.000% due 12/31/49 (Æ)(Ø) 455 —
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 218 244
LPL Holdings, Inc.
6.750% due 11/17/28 2,057 2,154
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 3,215 3,232
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 1,020 919
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 1,705 1,673
5.296% due 04/10/37 (SOFR +
1.410%)(Ê) 730 726

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 337
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 805 609
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,110 1,075
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,860 1,896
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 1,238 1,236
Navient Corp.
Series MTN
5.625% due 08/01/33 793 674
North Haven Private Income Fund LLC
5.750% due 02/01/30 1,604 1,565
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/30 1,229 1,234
Nuveen LLC
4.000% due 11/01/28 (Þ) 755 748
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 1,536 1,517
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 2,193 2,110
3.375% due 02/01/31 770 715
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.815%)(Ê) 1,345 1,289
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 870 897
Piedmont Operating Partnership, LP
6.875% due 07/15/29 1,697 1,779
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 545 562
Progressive Corp. (The)
5.150% due 03/26/36 830 830
Prospect Capital Corp.
3.437% due 10/15/28 753 669
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 2,216 2,202
Raymond James Financial, Inc.
4.900% due 09/11/35 881 859
5.650% due 09/11/55 1,275 1,219
Realty Income Corp.
2.850% due 12/15/32 1,375 1,221
S&P Global, Inc.
2.300% due 08/15/60 900 435
3.900% due 03/01/62 270 192
Sabra Health Care, LP
3.200% due 12/01/31 1,135 1,026
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,525 1,519
Santander Holdings USA, Inc.
4.400% due 07/13/27 450 450
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,734
Service Properties Trust
4.950% due 10/01/29 116 109
4.375% due 02/15/30 703 633
Simon Property Group, LP
1.750% due 02/01/28 660 632
3.250% due 09/13/49 2,370 1,606
Sumisho Air Lease Corp.
5.500% due 03/24/36 (Þ) 460 456
Synchrony Financial
5.150% due 03/19/29 1,413 1,416
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,260 1,269
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,190 1,128
Unum Group
4.046% due 08/15/41 (Þ) 1,285 1,030
4.500% due 12/15/49 440 350
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,565 2,575
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 1,065 1,100
Vornado Realty, LP
2.150% due 06/01/26 522 521
3.400% due 06/01/31 157 143
5.750% due 02/01/33 925 926
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 2,797 2,692
Webster Financial Corp.
4.100% due 03/25/29 1,961 1,918
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,635 1,663
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,415 3,472
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 1,315 1,281
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 1,076 1,062
Weyerhaeuser Co.
4.000% due 11/15/29 2,351 2,307
Zions Bancorp NA
3.250% due 10/29/29 1,418 1,320
189,962
Health Care - 1.5%
AbbVie, Inc.
3.200% due 11/21/29 670 644
4.250% due 11/21/49 1,730 1,397
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 1,766 1,680
Amgen, Inc.

See accompanying notes which are an integral part of the financial statements.
338 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 03/02/28 1,005 1,019
4.200% due 02/22/52 515 398
Bristol-Myers Squibb Co.
3.900% due 02/20/28 728 726
2.550% due 11/13/50 1,395 809
Centene Corp.
2.450% due 07/15/28 5,184 4,892
CVS Health Corp.
4.300% due 03/25/28 45 45
4.780% due 03/25/38 2,391 2,218
Elevance Health, Inc.
4.750% due 02/15/30 530 533
5.200% due 02/15/35 1,400 1,400
HCA, Inc.
3.625% due 03/15/32 1,475 1,376
5.750% due 03/01/35 1,315 1,353
3.500% due 07/15/51 1,763 1,161
Humana, Inc.
8.150% due 06/15/38 1,841 2,165
Merck & Co., Inc.
2.750% due 12/10/51 1,590 961
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 1,365 1,358
Pfizer, Inc.
2.550% due 05/28/40 830 602
Revvity , Inc.
3.300% due 09/15/29 1,630 1,563
Royalty Pharma PLC
1.750% due 09/02/27 1,350 1,303
Tenet Healthcare Corp.
6.875% due 11/15/31 576 613
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,185 2,161
6.050% due 02/15/63 1,005 1,008
Universal Health Services, Inc.
2.650% due 10/15/30 1,573 1,421
32,806
Materials and Processing - 0.9%
Celanese US Holdings LLC
7.379% due 07/15/32 1,333 1,413
7.200% due 11/15/33 1,262 1,367
Cleveland-Cliffs, Inc.
6.250% due 10/01/40 117 95
FMC Corp.
6.375% due 05/18/53 1,029 775
H.B. Fuller Co.
4.000% due 02/15/27 207 205
Huntsman International LLC
4.500% due 05/01/29 1,223 1,170
2.950% due 06/15/31 379 324
5.700% due 10/15/34 253 238
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 3,211 3,081
2.300% due 11/01/30 (Þ) 1,720 1,539
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 2,050 1,968
Packaging Corp. of America
3.000% due 12/15/29 2,383 2,265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RPM International, Inc.
4.550% due 03/01/29 2,630 2,636
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 633 619
Sherwin-Williams Co. (The)
4.500% due 06/01/47 3,311 2,752
20,447
Producer Durables - 1.7%
Allegion PLC
3.500% due 10/01/29 1,882 1,813
Avnet, Inc.
6.250% due 03/15/28 1,821 1,870
Caterpillar, Inc.
5.200% due 05/15/35 930 954
Fedex Freight Holding Co., Inc.
4.300% due 03/15/29 (Þ) 1,722 1,701
Flowserve Corp.
3.500% due 10/01/30 670 633
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 2,508 2,448
6.750% due 01/15/31 (Þ) 398 413
Honeywell International, Inc.
4.500% due 01/15/34 995 977
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 1,919 1,889
2.043% due 08/16/28 818 776
IDEX Corp.
4.950% due 09/01/29 1,831 1,849
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 2,588 2,679
Kirby Corp.
4.200% due 03/01/28 2,474 2,462
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,195
Masco Corp.
1.500% due 02/15/28 1,943 1,843
Nordson Corp.
5.600% due 09/15/28 1,244 1,272
Penske Truck Leasing Co. Lp / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,305 1,370
Pentair PLC
4.500% due 07/01/29 1,568 1,563
RTX Corp.
4.125% due 11/16/28 2,450 2,440
Waste Management, Inc.
4.625% due 02/15/33 1,440 1,438
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,750
XPO CNW, Inc.
6.700% due 05/01/34 245 258
35,593
Technology - 3.3%
Alphabet, Inc.
4.800% due 02/15/36 835 823
5.650% due 02/15/56 1,455 1,426
Apple, Inc.
3.000% due 06/20/27 1,840 1,821

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 339
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.100% due 08/08/62 1,314 1,001
Atlassian Corp.
5.250% due 05/15/29 1,683 1,691
Belo Corp.
7.750% due 06/01/27 99 101
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 1,378 1,349
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 1,580 1,482
Cadence Design Systems, Inc.
4.300% due 09/10/29 1,607 1,601
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,823
Crane NXT Co.
4.200% due 03/15/48 872 569
Entegris , Inc.
4.750% due 04/15/29 (Þ) 3,338 3,316
Fidelity National Information Services,
Inc.
3.750% due 05/21/29 1,718 1,669
4.800% due 03/10/31 990 984
Fiserv, Inc.
3.500% due 07/01/29 1,135 1,091
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 3,065 3,216
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,664
Genpact Luxembourg SARL/Genpact
USA, Inc.
6.000% due 06/04/29 1,589 1,633
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 1,065 1,039
5.600% due 10/15/54 1,100 992
Intel Corp.
5.300% due 05/15/36 740 737
6.125% due 05/15/56 600 596
Intuit, Inc.
5.200% due 09/15/33 1,270 1,285
5.500% due 09/15/53 795 717
Jabil, Inc.
3.600% due 01/15/30 1,285 1,232
Kyndryl Holdings, Inc.
6.350% due 02/20/34 925 895
Marvell Technology, Inc.
5.950% due 09/15/33 530 559
5.450% due 07/15/35 605 619
Series *
4.875% due 06/22/28 810 818
Meta Platforms, Inc.
5.400% due 08/15/54 1,270 1,129
6.300% due 05/15/56 730 731
5.750% due 11/15/65 1,705 1,549
Series .
5.625% due 11/15/55 2,180 1,997
Motorola Solutions, Inc.
4.600% due 05/23/29 1,935 1,936
2.300% due 11/15/30 585 528
NetApp, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 06/22/30 1,385 1,274
5.700% due 03/17/35 1,164 1,187
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,922
Oracle Corp.
3.250% due 11/15/27 2,390 2,338
6.150% due 11/09/29 1,371 1,411
2.875% due 03/25/31 1,565 1,391
3.900% due 05/15/35 1,521 1,285
5.200% due 09/26/35 850 791
3.950% due 03/25/51 545 343
5.950% due 09/26/55 1,616 1,354
6.700% due 02/04/56 1,100 1,014
Paychex, Inc.
5.100% due 04/15/30 2,741 2,769
Roper Technologies, Inc.
2.950% due 09/15/29 2,268 2,146
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 368 359
Take-Two Interactive Software, Inc.
5.400% due 06/12/29 1,292 1,317
Workday, Inc.
3.700% due 04/01/29 1,837 1,791
70,311
Utilities - 3.4%
Alliant Energy Finance LLC
4.250% due 06/15/28 (Þ) 1,766 1,755
Ameren Illinois Co.
3.800% due 05/15/28 950 942
American Water Capital Corp.
5.700% due 09/01/55 427 417
AT&T, Inc.
4.250% due 03/01/27 1,350 1,350
4.550% due 11/01/32 758 743
4.900% due 11/01/35 1,403 1,363
3.650% due 06/01/51 2,450 1,661
Berkshire Hathaway Energy Co.
2.850% due 05/15/51 1,560 941
Boston Gas Co.
3.001% due 08/01/29 (Þ) 2,118 2,010
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 2,208 2,166
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,074 1,053
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 1,027
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 2,089 2,168
DTE Electric Co.
Series A
1.900% due 04/01/28 705 676

See accompanying notes which are an integral part of the financial statements.
340 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,880 1,769
Duke Energy Florida LLC
6.200% due 11/15/53 567 593
Duke Energy Progress LLC
3.450% due 03/15/29 1,260 1,232
Edison International
5.250% due 11/15/28 1,805 1,814
Emera US Finance LLC
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 840 843
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 1,429 1,452
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/29 (Þ) 2,528 2,518
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,762 1,694
Frontier Florida LLC
Series E
6.860% due 02/01/28 454 469
Frontier North, Inc.
Series G
6.730% due 02/15/28 113 116
HUT 8 DC LLC
6.192% due 11/15/42 (Þ) 1,190 1,202
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,265 1,225
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 1,788 1,796
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 257 245
National Fuel Gas Co.
5.500% due 03/15/30 1,588 1,621
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 1,455 1,486
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,944
Oglethorpe Power Corp.
3.750% due 08/01/50 1,860 1,319
Pacific Gas and Electric Co.
3.000% due 06/15/28 1,728 1,671
PacifiCorp
3.500% due 06/15/29 715 691
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 771 781
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,840
Sempra
3.700% due 04/01/29 2,299 2,247
Southern California Edison Co.
5.650% due 10/01/28 2,818 2,880
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwestern Electric Power Co.
Series M
4.100% due 09/15/28 553 548
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,343
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,926
T-Mobile USA, Inc.
3.750% due 04/15/27 1,260 1,255
4.950% due 03/15/28 925 935
2.550% due 02/15/31 670 609
3.300% due 02/15/51 1,440 932
Union Electric Co.
5.250% due 01/15/54 1,070 980
Verizon Communications, Inc.
4.272% due 01/15/36 1,917 1,769
3.550% due 03/22/51 4,050 2,811
5.875% due 11/30/55 865 835
Virginia Electric and Power Co.
5.550% due 08/15/54 530 501
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 5,828 5,716
72,880
589,068
International Debt - 11.8%
ACREC LLC
Series 2026-FL4 Class A
5.111% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 7,317 7,328
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 1,848 1,741
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 1,319 1,285
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 780 789
3.300% due 01/30/32 1,410 1,290
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,600 1,674
America Movil SAB de CV
3.625% due 04/22/29 1,547 1,507
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,585 1,422
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,325 1,279
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.280% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 4,000 4,001
Banco de Credito del Peru S.A.
5.800% due 03/10/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.240%)(Ê)(Þ) 1,747 1,751

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 341
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 1,339 1,375
Banco Santander SA
3.490% due 05/28/30 1,600 1,525
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 2,353 2,347
Bank of Montreal
Series 6
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 974 997
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 598
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,960
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 1,230 1,215
5.106% due 01/15/36 (Þ) 580 568
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,880 1,956
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 2,736 2,747
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,570 2,711
Barings CLO, Ltd.
Series 2025-1A Class A
4.805% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,254
BAT Capital Corp.
4.540% due 08/15/47 1,615 1,314
7.081% due 08/02/53 578 639
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 1,348 1,371
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,595 1,646
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,570 2,628
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 2,825 2,788
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 482 531
BPCE SA
4.760% due 01/13/32 (SOFR +
1.267%)(Ê)(Þ) 640 633
5.417% due 01/13/37 (SOFR +
1.568%)(Ê)(Þ) 2,160 2,109
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 635 627
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 1,355 1,368
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 1,807 1,839
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 258 269
Canadian Pacific Railway Co.
7.125% due 10/15/31 1,078 1,203
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 1,389 1,301
Cellnex Finance Co. SA
3.875% due 07/07/41 (Þ) 1,585 1,250
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 2,050 2,022
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 1,712 1,719
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CIMIC Finance, Ltd.
6.000% due 04/22/36 (Þ) 860 849
Constellation Software, Inc.
5.158% due 02/16/29 (Þ) 1,442 1,447
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,300 1,225
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 2,860 2,815
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,560 1,571
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,920 2,999
Delhaize America LLC
9.000% due 04/15/31 809 948
Deutsche Bank AG
5.882% due 07/08/31 (SOFR +
5.438%)(Ê) 2,300 2,343
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 964 950
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 386
Diageo Capital PLC
5.625% due 10/05/33 1,585 1,649
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 5,100 5,139
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 1,505 1,569
EMD Finance LLC
4.625% due 10/15/32 (Þ) 910 899
5.000% due 10/15/35 (Þ) 1,010 997
Enel Finance International NV

See accompanying notes which are an integral part of the financial statements.
342 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 07/12/28 (Þ) 3,072 2,919
Engie Energia Chile SA
3.400% due 01/28/30 (Þ) 1,694 1,603
Export-Import Bank of Korea
3.250% due 08/12/26 1,990 1,984
Fairfax Financial Holdings, Ltd.
6.100% due 03/15/55 1,768 1,730
Flatiron CLO, Ltd.
Series 2025-30A Class A1
4.833% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,500
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 1,956 1,942
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 512 507
5.400% due 10/07/35 (Þ) 512 501
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 603 620
Home RE, Ltd.
Series 2021-2 Class M2
6.895% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 773 776
Series 2022-1 Class B1
12.645% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,000 2,222
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 1,040 1,082
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,575 1,603
5.279% due 03/10/37 (SOFR +
1.550%)(Ê) 730 720
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,449
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 2,813 2,755
6.375% due 07/01/55 (Þ) 1,900 1,910
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,324
ING Groep NV
5.420% due 03/23/37 (SOFR +
1.610%)(Ê) 880 880
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,742
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,852
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 2,622 2,679
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,570 2,579
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 3,349 3,234
LSEG US Fin Corp.
5.250% due 03/23/36 (Þ) 690 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 325 336
5.150% due 03/17/30 (Þ) 1,145 1,141
6.500% due 03/26/31 (Þ) 475 497
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 1,580 1,562
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.817% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,370
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 297 322
Methanex Corp.
5.250% due 12/15/29 644 642
5.650% due 12/01/44 397 360
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,480 1,487
Mexico Government International
Bond
5.375% due 03/22/33 3,568 3,509
Series 10
5.625% due 09/22/35 917 896
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.007% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 2,694 2,696
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,225 2,275
Mizuho Bank, Ltd.
5.185% due 04/16/36 (Þ) 2,290 2,277
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,980 1,786
Nippon Life Insurance Co.
5.046% due 04/02/33 (Þ) 697 698
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 2,252 2,223
4.810% due 09/17/30 (Þ) 662 619
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 1,583 1,572
nVent Finance SARL
4.550% due 04/15/28 1,352 1,345
Oaktown Re, Ltd.
Series 2021-2 Class M1C
6.995% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,825
OCP CLO, Ltd.
Series 2021-22A Class AR
5.025% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 3,800 3,808
Series 2025-45A Class D1
6.173% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 2,900 2,904

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 343
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 886
Peace Park CLO, Ltd.
Series 2025-1A Class AR
4.925% due 10/20/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 6,991 6,997
Petroleos Mexicanos
5.950% due 01/28/31 971 950
6.700% due 02/16/32 5,500 5,517
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 344
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 1,493 1,394
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,733
3.832% due 02/08/51 (Þ) 1,730 1,147
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.345% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 1,272 1,277
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,708
Rogers Communications, Inc.
5.000% due 02/15/29 690 695
5.300% due 02/15/34 1,350 1,343
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,275 1,316
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 565 562
Romanian Government International
Bond
5.750% due 07/04/36 (Þ) 1,210 1,140
Royal Bank of Canada
7.500% due 05/02/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.887%)(Ê) 1,334 1,387
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 790 797
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,111
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,730 1,739
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,595 1,605
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,124 2,166
Sompo Holdings, Inc.
5.411% due 04/22/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.130%)(Ê)(Þ) 1,570 1,545
Standard Chartered PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.603% due 01/12/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê)(Þ) 1,461 1,331
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 430 441
Sumitomo Mitsui Financial Group, Inc.
5.570% due 01/15/47 (SOFR +
1.360%)(Ê) 1,350 1,309
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,410
Telecom Italia Capital SA
6.375% due 11/15/33 446 467
6.000% due 09/30/34 882 907
7.200% due 07/18/36 319 348
7.721% due 06/04/38 439 499
TELUS Corp.
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 605 601
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 3,666 3,645
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 251
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 1,229 1,274
TransAlta Corp.
6.500% due 03/15/40 585 585
TransCanada PipeLines , Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,627
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 941
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 1,708 1,713
Turkiye Government International
Bond
6.375% due 05/22/31 426 422
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 1,040 923
United Utilities PLC
6.875% due 08/15/28 634 665
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,736
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,366 2,464
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1

See accompanying notes which are an integral part of the financial statements.
344 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.117% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 4,200 4,204
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 2,529 2,620
Yara International ASA
4.750% due 06/01/28 (Þ) 2,861 2,867
255,934
Mortgage-Backed Securities - 22.9%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,373 567
Arbor Realty Commercial Real Estate
Notes LLC
Series 2026-FL1 Class A
5.161% due 09/20/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 11,968 11,986
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.119% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 545 545
Series 2022-FL1 Class A
5.090% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,626 1,627
Banc of America Mortgage Trust
Series 2005-D Class 2A7
5.154% due 05/25/35 (~)(Ê) 112 113
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
7.250% due 02/25/28 (~)(Ê)(Þ) 1,187 1,194
BDS LLC
Series 2025-FL14 Class A
4.939% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,625
Series 2025-FL16 Class A
5.061% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 10,197 10,205
Bear Stearns ARM Trust
Series 2004-5 Class 2A
3.795% due 07/25/34 (~)(Ê) 83 73
BRCK Trust
Series 2025-830B Class B
5.357% due 12/10/42 (~)(Ê)(Þ) 3,948 3,935
Series 2025-830B Class C
5.658% due 12/10/42 (~)(Ê)(Þ) 3,836 3,832
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.440% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 8,350 8,348
Series 2024-BIO Class C
6.295% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,526
Series 2024-MDHS Class B
5.496% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,388 4,389
Series 2024-VLT4 Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.795% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 4,379 4,351
Series 2025-ROIC Class C
5.198% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,335 2,324
Series 2025-ROIC Class D
5.647% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 7,875 7,861
Series 2026-CART Class A
4.705% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 14,619 14,496
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,376
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 5,889 4,649
Chase Home Lending Mortgage Trust
Series 2026-3 Class A4
5.500% due 01/25/57 (~)(Ê)(Þ) 6,907 6,875
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,824
DK Trust
Series 2024-SPBX Class A
5.155% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,021
Fannie Mae
2.600% due 2031 1,636 1,504
5.500% due 2034 111 113
4.500% due 2035 546 544
5.500% due 2035 77 79
6.000% due 2035 75 77
5.500% due 2036 155 160
5.500% due 2037 49 50
6.000% due 2039 65 69
5.500% due 2040 998 1,028
5.000% due 2041 541 548
6.000% due 2041 253 265
3.500% due 2045 1,542 1,435
4.000% due 2045 839 804
3.000% due 2046 314 283
3.500% due 2046 409 385
4.500% due 2046 739 729
3.000% due 2047 1,528 1,378
3.500% due 2047 732 686
4.000% due 2047 1,002 953
4.500% due 2048 1,804 1,770
5.000% due 2048 1,042 1,046
3.000% due 2049 12,873 11,395
3.500% due 2049 53 49
4.000% due 2049 1,543 1,469
5.000% due 2049 74 74
2.500% due 2050 2,603 2,187
3.000% due 2050 11,382 10,060
2.000% due 2051 2,937 2,351
2.500% due 2051 1,426 1,217
5.000% due 2052 14,250 14,147

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 345
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2053 9,050 8,754
5.000% due 2053 10,498 10,422
5.000% due 2055 6,351 6,269
30 Year TBA(Ï)
4.500% 3,800 3,656
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 2 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 3 —
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
4.745% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) — —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 8 1
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 8 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 38 5
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 8 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 9 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 3 1
Series 2006-118 Class A1
3.836% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 6 6
Series 2007-73 Class A1
3.604% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 49 48
Series 2009-70 Class PS
Interest Only STRIPS
2.990% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 1,751 172
Series 2010-95 Class S
Interest Only STRIPS
2.840% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,724 168
Freddie Mac
6.000% due 2038 401 420
4.500% due 2039 1,211 1,204
5.500% due 2039 165 171
5.500% due 2040 243 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2041 1,537 1,492
5.500% due 2041 327 337
4.000% due 2044 814 783
3.500% due 2045 3,320 3,116
3.000% due 2046 5,529 4,990
4.000% due 2046 423 406
4.500% due 2046 158 156
3.000% due 2047 1,619 1,462
3.000% due 2048 173 155
4.000% due 2048 588 562
4.500% due 2048 1,152 1,128
3.000% due 2049 715 638
2.500% due 2050 7,193 6,173
3.000% due 2050 9,095 8,104
2.000% due 2051 805 659
2.500% due 2051 7,957 6,797
4.000% due 2052 13,009 12,258
4.500% due 2052 14,524 14,051
5.000% due 2052 10,503 10,426
5.500% due 2055 13,687 13,840
5.000% due 2056 13,170 13,001
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
3.246% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 13 —
Series 2000-2247 Class SC
Interest Only STRIPS
3.746% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
4.246% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 4 —
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 71 72
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 10 1
Series 2006-R007 Class ZA
6.000% due 05/15/36 287 298
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 — —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 1 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 3 —
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 4 1
Ginnie Mae

See accompanying notes which are an integral part of the financial statements.
346 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2039 1,846 1,834
Ginnie Mae II
4.500% due 2055 14,856 14,326
5.500% due 2055 3,751 3,800
30 Year TBA(Ï)
4.500% 20,000 19,276
5.000% 7,700 7,634
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
4.821% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) — —
Series 2014-190 Class PL
3.500% due 12/20/44 880 821
Gracechurch Mortgage Financing Trust
Series 2020-GRCE Class A
2.347% due 12/10/40 (Þ) 938 837
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Æ)(Ø)(Þ) 7,770 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 3,405 3,446
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 62 57
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 119 111
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 365 326
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 10,030 9,420
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 4,882 4,389
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,107 1,883
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 8,188 7,307
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 3,726 3,381
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,237 1,078
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.807% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,341 1,343
MF1, LLC
Series 2026-FL22 Class A
1.000% due 11/18/43 15,220 15,220
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 182
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
4.086% due 05/26/36 (~)(Ê)(Þ) 307 303
Preston Ridge Partners Mortgage Trust
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 2,000 1,965
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,001 982
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,338 1,339
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 762 762
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 1,263 1,240
Series 2024-RCF5 Class A3
4.000% due 08/25/54 (~)(Ê)(Þ) 2,310 2,241
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 3,461 3,412
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 3,391 3,380
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 4,456 4,452
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 2,256 2,253
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 3,248 3,246
Series 2025-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 1,409 1,402
Series 2025-RCF1 Class A2
5.206% due 01/25/56 (~)(Ê)(Þ) 1,900 1,896
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 6,959 6,890
Series 2025-RCF5 Class A2
5.310% due 10/25/55 (~)(Ê)(Þ) 1,778 1,777
Series 2026-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,900 1,896
Series 2026-RCF2 Class A1
5.500% due 03/25/56 (~)(Ê)(Þ) 6,492 6,538
RFR Trust
Series 2025-SGRM Class A
5.562% due 03/11/41 (~)(Ê)(Þ) 2,538 2,564
Series 2025-SGRM Class B
5.863% due 03/11/41 (~)(Ê)(Þ) 6,748 6,796
Series 2025-SGRM Class C
6.013% due 03/11/41 (~)(Ê)(Þ) 5,579 5,589
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 344 322
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
4.176% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 106 101
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.898% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,907
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.075% due 01/13/46 (~)(Ê)(Þ) 11,173 11,006
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 3,311 3,307
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 6,406 6,447
495,773
Non-US Bonds - 5.0%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 13,100 15,382
Brazilian Government International
Bond
4.000% due 04/23/30 EUR 1,200 1,401
Bundesrepublik Deutschland
Bundesanleihe
2.900% due 08/15/56 (Þ) EUR 784 811
Series TWIN
3.532% due 08/15/50 (Þ)(ž) EUR 237 120
Colombian Titulos de Tesoreria
Series B
12.500% due 02/27/30 COP 49,129,800 12,776
13.250% due 02/09/33 COP 8,946,400 2,371
European Union
Series UFA
4.000% due 10/12/55 (Þ) EUR 1,350 1,543
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 3,240
6.500% due 02/15/38 ISK 414,131 3,281
Indonesia Government International
Bond
4.100% due 03/04/34 EUR 1,815 2,085
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 848,350 3,447
Series 84
2.100% due 09/20/54 JPY 542,350 2,482
Series 85
2.300% due 12/20/54 JPY 188,000 901
Series 89
3.400% due 12/20/55 JPY 61,700 371
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 725,700 1,817
Mexico Government International
Bond
3.875% due 05/16/31 EUR 2,820 3,261
4.500% due 03/19/34 EUR 1,636 1,896
4.875% due 05/16/36 EUR 434 504
2.250% due 08/12/36 EUR 452 418
5.125% due 05/04/37 EUR 583 683
4.000% due 03/15/15 EUR 2,092 1,679
OCP Euro CLO DAC
Series 2025-9X Class AR
3.396% due 04/20/38 (3 Month
EURIBOR + 1.300%)(Ê)(Þ) EUR 1,200 1,409
Series 2026-15A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.438% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Þ) EUR 6,200 7,275
Petroleos Mexicanos
Series 26-2
10.800% due 08/08/34 MXN 93,000 5,291
Romanian Government International
Bond
4.625% due 03/04/33 (Þ) EUR 1,740 1,932
2.750% due 04/14/41 (Þ) EUR 254 190
2.875% due 04/13/42 (Þ) EUR 714 531
Rre 28 Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 11,700 13,714
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 6,578 7,657
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 6,995 9,545
108,013
United States Government Treasuries - 10.2%
United States Treasury Notes
2.375% due 05/15/27 4,800 4,731
0.500% due 05/31/27 9,360 9,035
2.250% due 08/15/27 5,499 5,388
2.250% due 11/15/27 2,495 2,435
0.625% due 11/30/27 6,000 5,702
3.500% due 01/31/28 2,750 2,732
2.750% due 02/15/28 5,019 4,921
1.125% due 02/29/28 117 111
1.250% due 06/30/28 27,048 25,575
3.125% due 11/15/28 666 654
3.750% due 12/31/28 3,376 3,362
1.875% due 02/28/29 20,097 19,007
4.250% due 02/28/29 665 671
4.625% due 04/30/29 2,915 2,973
2.375% due 05/15/29 2,052 1,962
4.000% due 07/31/29 16 16
3.625% due 08/31/29 2,615 2,589
4.000% due 10/31/29 1,478 1,480
1.750% due 11/15/29 2,766 2,568
0.625% due 05/15/30 696 609
6.250% due 05/15/30 2,534 2,745
3.750% due 06/30/30 1,612 1,597
0.625% due 08/15/30 2,591 2,250
0.875% due 11/15/30 3,500 3,049
4.250% due 02/28/31 21,655 21,863
1.625% due 05/15/31 1,861 1,657
1.250% due 08/15/31 1,081 937
1.375% due 11/15/31 5,042 4,366
1.875% due 02/15/32 2,994 2,650
2.875% due 05/15/32 2,582 2,408
3.875% due 09/30/32 252 248
3.500% due 02/15/33 9,850 9,445

See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 08/15/33 2,243 2,193
4.500% due 11/15/33 2,999 3,048
4.000% due 02/15/34 1,000 982
3.875% due 08/15/34 1,435 1,393
4.250% due 11/15/34 2,458 2,446
4.625% due 02/15/35 1,447 1,478
4.250% due 05/15/35 617 612
4.000% due 11/15/35 7,223 7,010
4.125% due 02/15/36 1,997 1,955
1.125% due 05/15/40 491 307
1.125% due 08/15/40 1,748 1,082
1.375% due 11/15/40 1,621 1,036
1.750% due 08/15/41 1,939 1,287
2.000% due 11/15/41 627 430
3.250% due 05/15/42 1,805 1,477
2.750% due 11/15/42 140 106
2.875% due 05/15/43 1,312 999
3.875% due 05/15/43 1,585 1,393
4.125% due 08/15/44 2,054 1,846
4.625% due 11/15/45 11,025 10,538
2.500% due 05/15/46 1,673 1,138
2.750% due 11/15/47 1,574 1,099
3.375% due 11/15/48 384 298
3.000% due 02/15/49 309 223
2.875% due 05/15/49 989 695
1.250% due 05/15/50 797 374
1.375% due 08/15/50 607 293
1.625% due 11/15/50 686 354
2.375% due 05/15/51 1,309 809
2.000% due 08/15/51 1,199 674
1.875% due 11/15/51 2,595 1,407
2.875% due 05/15/52 1,506 1,031
3.625% due 02/15/53 511 405
4.750% due 11/15/53 1,050 1,008
4.625% due 05/15/54 1,030 970
4.250% due 08/15/54 1,400 1,239
4.500% due 11/15/54 8,944 8,252
4.750% due 05/15/55 1,805 1,735
4.750% due 08/15/55 2,874 2,765
4.625% due 11/15/55 3,562 3,359
219,482
Total Long-Term Fixed
Income Investments
(cost $1,848,023) 1,800,076
Short-Term Investments - 15.0%
France Treasury Bill BTF
Series 52W
2.039% due 07/15/26 (Þ)(ž) EUR 23,300 27,230
U.S. Cash Management Fund(@) 147,060,850 (∞) 147,031
United States Treasury Bills
3.678% due 08/11/26 (ž) 150,391 148,855
Total Short-Term Investments
(cost $323,276) 323,116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.3%
(identified cost $2,171,299) 2,123,192
Other Assets and Liabilities,
Net - 1.7%
37,706
Net Assets - 100.0%
2,160,898

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
34.0%
200 Park Funding Trust 02/25/25 1,310,000 99.88 1,308
1,261
ACREC LLC 01/08/26 7,317,000 100.00 7,317
7,328
Adani Electricity Mumbai, Ltd. 04/20/26 1,848,000 94.84 1,753
1,741
Adani Ports and Special Economic Zone, Ltd. 10/14/25 1,319,000 97.90 1,291
1,285
Aircastle , Ltd. 07/07/22 2,796,000 93.82 2,623
2,712
Aircastle , Ltd. 10/30/24 2,945,000 101.99 3,004
3,026
Alcon Finance Corp. 02/17/26 1,766,000 96.70 1,708
1,680
Alliant Energy Finance LLC 12/04/25 1,766,000 99.48 1,757
1,755
Allianz SE 10/30/24 1,600,000 106.34 1,701
1,674
Antero Resources Corp. 05/09/25 1,002,000 98.10 983
1,008
Apna Park CLO DAC 10/07/25 EUR 13,100,000 116.51 15,262
15,382
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 11,968,000 100.00 11,968
11,986
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 544,843 99.02 539
545
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,626,481 99.98 1,626
1,627
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,585,000 87.26 1,383
1,422
Avolon Holdings Funding, Ltd. 10/30/24 1,325,000 95.95 1,271
1,279
Bain Capital Credit CLO, Ltd. 09/18/25 4,000,000 100.00 4,000
4,001
Banco de Credito del Peru S.A. 04/06/26 1,747,000 99.85 1,744
1,751
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 04/21/26 1,339,000 103.07 1,380
1,375
Bangkok Bank PCL 05/09/25 2,353,000 99.64 2,344
2,347
Banque Federative du Credit Mutuel SA 01/07/26 580,000 100.00 580
568
Banque Federative du Credit Mutuel SA 01/07/26 1,230,000 100.09 1,231
1,215
Barclays Mortgage Loan Trust 03/26/24 1,186,772 98.36 1,167
1,194
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,254
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 04/06/26 1,348,000 100.98 1,361
1,371
BDS LLC 02/21/25 1,625,000 99.76 1,621
1,625
BDS LLC 11/20/25 10,197,000 100.00 10,197
10,205
Bimbo Bakeries USA, Inc. 10/14/25 1,595,000 104.24 1,663
1,646
Blackstone Holdings Finance Co. LLC 10/30/24 1,305,000 87.71 1,145
1,144
BNP Paribas SA 04/17/24 2,825,000 94.93 2,682
2,788
BNP Paribas SA 10/30/24 2,570,000 101.45 2,607
2,628
Bombardier, Inc. 06/04/25 482,000 106.68 514
531
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 96.78 1,334
1,349
Boston Gas Co. 01/14/26 2,118,000 96.21 2,038
2,010
BPCE SA 01/06/26 640,000 100.00 640
633
BPCE SA 01/06/26 2,160,000 100.08 2,162
2,109
BRAVO Residential Funding Trust 04/30/24 571,016 99.98 571
575
BRAVO Residential Funding Trust 10/09/24 2,162,684 99.99 2,162
2,166
BRAVO Residential Funding Trust 04/08/25 6,093,084 99.99 6,092
6,117
BRCK Trust 11/26/25 3,948,000 100.00 3,948
3,935
BRCK Trust 11/26/25 3,836,000 101.30 3,886
3,832
Brooklyn Union Gas Co. (The) 09/05/25 2,208,000 99.03 2,187
2,166
Bundesrepublik Deutschland Bundesanleihe 03/03/26 EUR 784,000 105.13 824
811
Bundesrepublik Deutschland Bundesanleihe 04/27/26 EUR 237,000 50.42 119
120
Business Jet Securities LLC 09/06/24 1,820,484 100.00 1,820
1,817
BX Commercial Mortgage Trust 12/02/21 8,350,460 99.89 8,342
8,348
BX Commercial Mortgage Trust 01/24/24 15,622,000 99.77 15,587
15,526
BX Commercial Mortgage Trust 05/02/24 4,387,600 99.77 4,378
4,389
BX Commercial Mortgage Trust 02/20/25 2,334,629 99.81 2,330
2,324
BX Commercial Mortgage Trust 02/20/25 7,875,470 99.81 7,860
7,861
BX Commercial Mortgage Trust 06/13/25 4,379,158 99.76 4,369
4,351
BX Commercial Mortgage Trust 02/05/26 14,619,000 100.00 14,619
14,496
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.49 13,367
11,376
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 82.16 4,838
4,649
Carnival Corp. 03/25/25 1,890,000 97.24 1,838
1,847
CCL Industries, Inc. 05/09/25 1,389,000 92.28 1,282
1,301
Cellnex Finance Co. SA 10/30/24 1,585,000 80.12 1,270
1,250
Cemex SAB de CV 12/04/25 1,712,000 101.09 1,731
1,719
Chase Home Lending Mortgage Trust 03/09/26 6,907,051 100.67 6,954
6,875
Cheniere Energy, Inc. 03/05/26 490,000 99.52 488
483
Cheniere Energy, Inc. 03/05/26 460,000 99.66 458
455
Churchill Middle Market CLO LLC 02/24/25 3,910,000 100.00 3,910
3,912

See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
CIMIC Finance, Ltd. 04/15/26 860,000 99.18 853
849
Citadel Securities Global Holdings LLC 03/24/26 1,489,000 98.45 1,466
1,467
Cleveland Electric Illuminating Co. (The) 07/08/25 1,074,000 97.77 1,050
1,053
CLI Funding LLC 07/24/24 2,657,253 100.47 2,670
2,685
Columbia Pipelines Holding Co. LLC 06/16/25 2,130,000 102.67 2,187
2,197
Constellation Software, Inc. 04/06/26 1,442,000 100.63 1,451
1,447
Credit Agricole SA 04/17/24 2,860,000 96.53 2,761
2,815
Credit Agricole SA 10/30/24 1,300,000 93.79 1,219
1,225
CTR Partnership, LP / CareTrust Capital Corp. 06/16/25 1,568,000 96.68 1,516
1,529
Daimler Truck Finance North America LLC 10/30/24 1,560,000 100.92 1,574
1,571
Danske Bank A/S 10/30/24 2,920,000 101.97 2,977
2,999
DBGS Mortgage Trust 04/03/19 4,612,000 100.89 4,653
3,824
DK Trust 03/01/24 4,021,000 100.00 4,021
4,021
Dresdner Funding Trust I 04/25/24 995,000 105.24 1,047
1,077
DT Midstream, Inc. 06/16/25 2,069,000 96.75 2,002
2,026
Eagle Funding Luxco SARL 07/28/25 5,100,000 99.78 5,089
5,139
Element Fleet Management Corp. 12/04/25 1,505,000 104.81 1,577
1,569
Ellington Financial Mortgage Trust 12/10/24 2,790,805 99.99 2,790
2,798
EMD Finance LLC 08/12/25 1,010,000 99.49 1,005
997
EMD Finance LLC 08/12/25 910,000 99.82 908
899
Enel Finance International NV 06/16/25 3,072,000 95.10 2,922
2,919
Engie Energia Chile SA 04/06/26 1,694,000 93.51 1,584
1,603
Entegris , Inc. 08/06/24 3,338,000 98.44 3,286
3,316
European Union 04/21/26 EUR 1,350,000 115.16 1,555
1,543
Fedex Freight Holding Co., Inc. 02/27/26 1,722,000 100.22 1,726
1,701
FIGRE Trust 03/19/24 3,709,559 100.03 3,711
3,766
FIGRE Trust 06/06/24 882,834 100.96 891
898
FIGRE Trust 09/05/24 1,222,652 102.59 1,254
1,246
FIGRE Trust 09/09/24 2,026,673 100.00 2,027
2,029
FIGRE Trust 12/11/24 1,927,878 100.40 1,935
1,943
FIGRE Trust 12/11/24 2,728,241 99.99 2,728
2,746
FIGRE Trust 02/20/25 756,141 103.41 782
785
FIGRE Trust 03/20/25 3,593,291 100.08 3,596
3,615
FIGRE Trust 04/30/25 960,826 100.94 970
967
FIGRE Trust 05/07/25 2,829,989 101.04 2,859
2,859
FIGRE Trust 08/27/25 1,301,033 101.34 1,318
1,306
FIGRE Trust 10/15/25 1,887,934 99.99 1,888
1,872
FirstEnergy Pennsylvania Electric Co. 11/04/25 2,528,000 100.05 2,529
2,518
FirstEnergy Transmission LLC 12/04/25 1,762,000 97.12 1,711
1,694
Flatiron CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,500
Flutter Treasury DAC 04/06/26 1,956,000 99.12 1,939
1,942
Foundry JV Holdco LLC 02/04/25 3,065,000 100.77 3,089
3,216
France Treasury Bill BTF 04/14/26 EUR 23,300,000 117.56 27,391
27,230
GABX Leasing LLC 03/10/26 690,000 99.80 689
682
Gartner, Inc. 03/25/25 2,829,000 95.64 2,706
2,664
GBX Leasing LLC 01/27/26 3,792,372 99.97 3,791
3,706
GFL Environmental, Inc. 05/01/25 398,000 103.52 412
413
GFL Environmental, Inc. 06/16/25 2,508,000 96.98 2,432
2,448
Gildan Activewear, Inc. 09/23/25 512,000 100.07 512
501
Gildan Activewear, Inc. 09/23/25 512,000 100.08 512
507
Glencore Funding LLC 11/12/24 603,000 101.47 612
620
Global Net Lease, Inc. 11/04/25 1,027,000 98.14 1,008
1,002
Gracechurch Mortgage Financing Trust 10/21/25 938,000 89.99 844
837
GSAA Home Equity Trust 10/21/15 39,132 66.46 26
56
HMH Trust 06/09/17 7,770,000 99.96 7,767
—
Home RE, Ltd. 07/23/21 772,843 100.00 773
776
Home RE, Ltd. 05/09/25 2,000,000 112.54 2,251
2,222
Hudson Yards Mortgage Trust 01/07/25 3,405,000 100.47 3,421
3,446
HUT 8 DC LLC 04/27/26 1,190,000 100.00 1,190
1,202
Hyundai Capital America 10/30/24 900,000 95.08 856
859
Hyundai Capital America 10/30/24 1,325,000 96.62 1,280
1,285
ICICI Bank, Ltd. 09/06/24 1,467,000 99.03 1,453
1,449
Imperial Brands Finance PLC 06/24/25 1,900,000 99.98 1,900
1,910
Imperial Brands Finance PLC 10/14/25 2,813,000 98.89 2,782
2,755
Indianapolis Power & Light Co. 10/30/24 1,265,000 101.31 1,282
1,225

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 97.11 2,286
2,324
InRetail Consumer 01/05/24 2,843,000 95.76 2,723
2,742
International Flavors & Fragrances, Inc. 07/15/24 3,211,000 95.93 3,087
3,081
International Flavors & Fragrances, Inc. 10/30/24 1,720,000 88.93 1,530
1,539
Intesa Sanpaolo SpA 08/09/23 2,627,000 99.03 2,602
2,852
Irwin Home Equity Loan Trust 06/30/15 18,102 101.02 18
18
ITC Holdings Corp. 01/22/25 1,788,000 100.22 1,792
1,796
JPMorgan Mortgage Trust 06/05/20 62,475 102.57 64
57
JPMorgan Mortgage Trust 06/05/20 118,574 103.10 122
111
JPMorgan Mortgage Trust 03/30/21 364,739 101.83 371
326
JPMorgan Mortgage Trust 04/26/21 10,029,849 101.64 10,195
9,420
JPMorgan Mortgage Trust 01/26/22 8,187,845 99.18 8,121
7,307
JPMorgan Mortgage Trust 04/27/22 3,725,518 96.00 3,577
3,381
JPMorgan Mortgage Trust 03/10/23 4,882,437 89.03 4,347
4,389
JPMorgan Mortgage Trust 04/20/23 2,107,311 88.94 1,874
1,883
JPMorgan Mortgage Trust 12/05/24 950,743 100.55 956
954
JPMorgan Mortgage Trust 12/18/24 868,758 100.35 872
868
JPMorgan Mortgage Trust 01/29/25 1,710,660 99.99 1,710
1,718
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,183
JPMorgan Mortgage Trust 03/18/25 3,893,594 99.99 3,893
3,906
JPMorgan Mortgage Trust 07/30/25 5,244,765 100.00 5,245
5,245
JPMorgan Mortgage Trust 09/26/25 1,825,252 99.99 1,825
1,820
JPMorgan Mortgage Trust 02/18/26 3,135,309 100.28 3,144
3,109
JPMorgan Wealth Management 07/30/20 1,236,561 103.14 1,275
1,078
LG Energy Solution, Ltd. 09/05/25 2,622,000 102.94 2,699
2,679
Liberty Mutual Group, Inc. 05/03/22 218,000 127.85 279
244
Louisiana-Pacific Corp. 12/04/25 2,050,000 97.13 1,991
1,968
LSEG US Fin Corp. 03/16/26 690,000 99.04 683
687
Macquarie Airfinance Holdings, Ltd. 10/30/24 325,000 102.45 333
336
Macquarie Airfinance Holdings, Ltd. 10/30/24 475,000 103.58 492
497
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,145,000 98.95 1,133
1,141
Macquarie Group, Ltd. 10/30/24 1,580,000 96.99 1,532
1,562
Magnetite CLO, Ltd. 01/28/25 3,370,000 100.00 3,370
3,370
Marks & Spencer PLC 09/16/24 297,000 109.43 325
322
Mars, Inc. 03/05/25 370,000 100.27 371
375
Mars, Inc. 03/05/25 1,480,000 100.30 1,484
1,492
Mars, Inc. 03/05/25 1,165,000 99.72 1,162
1,133
Mars, Inc. 03/05/25 730,000 99.80 729
713
Mattel, Inc. 02/11/25 3,000,000 96.01 2,880
2,915
Meritage Homes Corp. 10/14/25 1,761,000 98.23 1,730
1,715
Mexico Generadora de Energia S de RL de CV 04/04/23 1,479,878 97.55 1,444
1,487
MF1 Multifamily Housing Mortgage Trust 07/19/23 1,341,334 100.22 1,344
1,343
MF1 Multifamily Housing Mortgage Trust 12/03/24 2,694,139 100.00 2,694
2,696
Mizuho Bank, Ltd. 04/08/26 2,290,000 100.00 2,290
2,277
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.10 35
35
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.31 182
182
Motiva Enterprises LLC 04/06/26 1,234,000 108.51 1,339
1,335
National Australia Bank, Ltd. 10/30/24 1,980,000 89.17 1,766
1,786
News Corp. 02/11/25 3,023,000 95.63 2,891
2,922
NGPL PipeCo LLC 09/26/19 2,298,000 122.24 2,809
2,658
Nippon Life Insurance Co. 03/25/26 697,000 100.00 697
698
Nissan Motor Co., Ltd. 10/01/25 2,252,000 97.99 2,207
2,223
Nissan Motor Co., Ltd. 02/03/26 662,000 94.03 622
619
Nomura Resecuritization Trust 10/23/15 306,661 95.69 293
303
Nordea Bank Abp 11/04/25 1,583,000 99.93 1,582
1,572
NRG Energy, Inc. 04/25/24 3,046,000 95.93 2,922
2,944
Nuveen LLC 10/30/24 755,000 98.59 744
748
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,825
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,808
OCP CLO, Ltd. 09/17/25 2,900,000 100.00 2,900
2,904
OCP Euro CLO DAC 02/13/26 EUR 6,200,000 118.75 7,363
7,275
OCP Euro CLO DAC 03/10/26 EUR 1,200,000 116.09 1,393
1,409
Open Text Corp. 08/08/23 866,000 100.57 871
886
Peace Park CLO, Ltd. 12/04/25 6,991,000 100.14 7,001
6,997
Peachtree Corners Funding Trust II 05/14/25 870,000 100.60 875
897

See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Penske Truck Leasing Co. Lp / PTL Finance Corp. 10/30/24 1,305,000 104.67 1,366
1,370
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 96.43 325
344
Preston Ridge Partners Mortgage Trust 10/07/24 3,460,784 96.85 3,352
3,412
Preston Ridge Partners Mortgage Trust 11/08/24 1,338,264 100.00 1,338
1,339
Preston Ridge Partners Mortgage Trust 11/26/24 762,297 100.00 762
762
Preston Ridge Partners Mortgage Trust 04/25/25 3,391,302 99.92 3,389
3,380
Preston Ridge Partners Mortgage Trust 06/03/25 4,456,437 99.93 4,453
4,452
Preston Ridge Partners Mortgage Trust 07/24/25 2,256,187 99.91 2,254
2,253
Preston Ridge Partners Mortgage Trust 08/08/25 6,959,467 98.71 6,870
6,890
Preston Ridge Partners Mortgage Trust 08/19/25 3,247,880 99.95 3,246
3,246
Preston Ridge Partners Mortgage Trust 10/14/25 1,778,000 99.99 1,778
1,777
Preston Ridge Partners Mortgage Trust 01/22/26 1,900,000 100.00 1,900
1,896
Preston Ridge Partners Mortgage Trust 01/22/26 1,408,520 100.00 1,408
1,402
Preston Ridge Partners Mortgage Trust 01/22/26 1,900,000 99.99 1,900
1,896
Preston Ridge Partners Mortgage Trust 02/19/26 2,310,000 98.29 2,271
2,241
Preston Ridge Partners Mortgage Trust 02/27/26 1,001,000 99.11 992
982
Preston Ridge Partners Mortgage Trust 02/27/26 1,263,000 99.14 1,252
1,240
Preston Ridge Partners Mortgage Trust 03/03/26 2,000,000 98.82 1,976
1,965
Preston Ridge Partners Mortgage Trust 03/26/26 6,492,438 99.93 6,488
6,538
Promigas SA ESP / Gases del Pacifico SAC 02/27/26 1,493,000 94.42 1,410
1,394
Prosus NV 08/04/22 2,853,000 91.49 2,610
2,733
Prosus NV 10/30/24 1,730,000 68.03 1,177
1,147
Radnor RE, Ltd. 11/24/25 1,271,740 100.86 1,283
1,277
RCKT Mortgage Trust 07/13/23 467,899 100.15 469
467
RCKT Mortgage Trust 02/15/24 1,605,602 99.97 1,605
1,612
RCKT Mortgage Trust 03/19/24 2,255,320 99.97 2,255
2,270
RCKT Mortgage Trust 08/14/24 1,802,870 99.97 1,802
1,804
RCKT Mortgage Trust 12/12/24 1,360,315 100.63 1,369
1,369
RCKT Mortgage Trust 12/12/24 5,792,022 99.98 5,791
5,814
RCKT Mortgage Trust 02/20/25 998,000 100.50 1,003
1,004
RCKT Mortgage Trust 02/26/25 5,825,418 99.99 5,825
5,845
RCKT Mortgage Trust 02/26/26 5,513,000 101.12 5,575
5,551
Reliance Industries, Ltd. 12/12/24 1,732,000 98.28 1,702
1,708
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 1,061,000 92.62 983
949
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 748,000 80.32 601
632
RFR Trust 02/18/25 6,748,000 100.05 6,752
6,796
RFR Trust 02/18/25 5,579,000 99.99 5,578
5,589
RFR Trust 03/10/26 2,538,000 101.98 2,588
2,564
Rockies Express Pipeline LLC 07/07/22 403,000 94.67 382
407
Rockies Express Pipeline LLC 08/07/23 842,000 98.75 831
832
Rockies Express Pipeline LLC 12/06/23 458,000 93.67 429
446
Rockies Express Pipeline LLC 09/17/24 159,000 105.44 168
167
Rogers Communications, Inc. 02/02/24 565,000 97.33 550
562
Romanian Government International Bond 07/26/21 EUR 714,000 83.77 598
531
Romanian Government International Bond 10/30/25 EUR 254,000 77.38 197
190
Romanian Government International Bond 02/25/26 EUR 1,740,000 117.97 2,053
1,932
Romanian Government International Bond 02/25/26 1,210,000 99.96 1,209
1,140
Rre 28 Loan Management DAC 02/10/26 EUR 11,700,000 118.96 13,918
13,714
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.72 2,472
2,456
Saluda Grade Alternative Mortgage Trust 11/17/23 2,231,867 101.46 2,264
2,293
Saluda Grade Alternative Mortgage Trust 02/07/24 1,446,041 102.00 1,475
1,485
Saluda Grade Alternative Mortgage Trust 04/05/24 4,681,484 99.98 4,681
4,752
Saluda Grade Alternative Mortgage Trust 10/16/24 1,655,126 101.34 1,677
1,670
Saluda Grade Alternative Mortgage Trust 07/10/25 5,077,812 100.00 5,078
5,118
Saluda Grade Alternative Mortgage Trust 03/06/26 3,515,564 101.37 3,564
3,554
Sammons Financial Group, Inc. 10/30/24 1,525,000 99.25 1,514
1,519
Santos Finance, Ltd. 11/05/25 790,000 99.44 786
797
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.77 2,125
2,111
Scentre Group Trust 2 10/30/24 1,730,000 98.79 1,709
1,739
Seagate Data Storage Technology Pte, Ltd. 06/30/25 368,000 97.42 359
359
Sealed Air Corp. 04/22/20 633,000 103.32 654
619
Sequoia Mortgage Trust 10/21/16 344,270 102.30 352
322
SMBC Aviation Capital Finance DAC 10/30/24 1,595,000 101.04 1,612
1,605
Smithfield Foods, Inc. 10/30/24 1,325,000 89.99 1,192
1,213
Societe Generale SA 12/04/25 2,124,000 103.09 2,190
2,166

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sompo Holdings, Inc. 04/15/26 1,570,000 100.00 1,570
1,545
Standard Chartered PLC 11/08/23 430,000 92.04 396
441
Standard Chartered PLC 01/14/26 1,461,000 92.98 1,358
1,331
Sumisho Air Lease Corp. 03/10/26 460,000 99.61 458
456
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.77 3,901
3,907
Textainer Marine Containers VII, Ltd. 08/06/24 3,666,467 100.00 3,666
3,645
Topaz Solar Farms LLC 04/02/25 84 97.79 —
—
TORY Commercial Mortgage Trust 01/09/26 11,173,000 100.00 11,173
11,006
Towd Point Mortgage Trust 07/21/23 2,583,214 99.84 2,579
2,582
Towd Point Mortgage Trust 10/19/23 1,579,809 99.99 1,580
1,588
Towd Point Mortgage Trust 02/26/26 3,644,000 101.66 3,704
3,688
Transportadora de Gas Internacional SA ESP 12/04/25 1,708,000 101.42 1,732
1,713
UBS Group AG 10/30/24 1,040,000 87.85 914
923
United Airlines, Inc. 12/04/25 1,688,000 99.66 1,682
1,665
Unum Group 10/30/24 1,285,000 81.03 1,041
1,030
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 6,578,000 112.78 7,419
7,657
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 6,995,000 129.41 9,052
9,545
Var Energi ASA 12/05/23 2,622,000 102.14 2,678
2,736
VDCM Commercial Mortgage Trust 06/24/25 6,406,000 100.00 6,406
6,447
VDCM Commercial Mortgage Trust 06/24/25 3,311,000 100.00 3,311
3,307
Vistra Operations Co. LLC 10/30/24 5,828,000 98.40 5,734
5,716
Wellesley Park CLO, Ltd. 10/10/25 4,200,000 100.00 4,200
4,204
WMG Acquisition Corp. 12/11/25 2,500,000 96.11 2,403
2,358
Woori Bank 02/27/26 2,529,000 104.36 2,639
2,620
Yara International ASA 07/15/24 2,861,000 99.34 2,842 2,867
733,793
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
3 Months CORRA Futures 147 CAD 35,706 03/27
(1)
Australian Dollar Currency Futures 76 USD 5,466 06/26
42
British Pound Currency Futures 139 USD 11,816 06/26
147
Commonwealth 10 Year Treasury Bond Futures 375 AUD 40,149 06/26
(396)
Euro Currency Futures 67 USD 9,849 06/26
80
Euro-Bund Futures 46 EUR 5,767 06/26
3
Long Gilt Futures 249 GBP 21,561 06/26
(1,825)
New Zealand Dollar Currency Futures 186 USD 11,002 06/26
337
Three Month SONIA Index Futures 80 GBP 19,118 03/27
19
United States 2 Year Treasury Note Futures 905 USD 187,448 06/26
(1,648)
United States 5 Year Treasury Note Futures 1,114 USD 120,129 06/26
(2,051)
United States 10 Year Treasury Note Futures 1,373 USD 151,845 06/26
(3,073)
United States 10 Year Ultra Treasury Note Futures 2,134 USD 240,842 06/26
(5,404)
United States Treasury Long Bond Futures 732 USD 82,602 06/26
(3,535)
United States Treasury Ultra Bond Futures 873 USD 100,422 06/26 (4,518)
Short Positions
Euro- Bobl Futures 64 EUR 7,389 06/26
151
Euro- Btp Futures 41 EUR 4,795 06/26
6
Euro-Bund Futures 291 EUR 36,480 06/26
783
Euro- Buxl 30 Year Bond Futures 18 EUR 1,962 06/26
34
Euro-Oat Futures 87 EUR 10,376 06/26
242
Euro-Schatz Futures 51 EUR 5,393 06/26
71
Japanese 10 Year Government Bond Futures 104 JPY 13,443,040 06/26
1,560
Japanese Yen Currency Futures 69 USD 5,534 06/26
(49)

See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Norwegian Krone Currency Futures 26 USD 5,607 06/26
(290)
Swedish Krona Currency Futures 25 USD 5,431 06/26
17
Swiss Franc Currency Futures 102 USD 16,395 06/26
137
United States 2 Year Treasury Note Futures 573 USD 118,682 06/26
910
United States 5 Year Treasury Note Futures 226 USD 24,371 06/26
224
United States 10 Year Treasury Note Futures 79 USD 8,737 06/26
39
United States 10 Year Ultra Treasury Note Futures 229 USD 25,845 06/26 820
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (17,168)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 590 BRL 2,936 05/05/26 3
Citigroup USD 670 BRL 3,541 05/05/26 45
Citigroup USD 1,273 BRL 6,867 05/05/26 114
Citigroup USD 1,417 BRL 7,657 05/05/26 129
Citigroup USD 4,210 BRL 21,001 05/05/26 31
Citigroup USD 4,117 BRL 21,001 08/04/26 30
Citigroup USD 2,680 CAD 3,639 07/22/26 8
Citigroup USD 1,021 CNY 6,925 07/22/26 (5)
Citigroup USD 1,659 CNY 11,258 07/22/26 (8)
Citigroup USD 422 EUR 360 07/22/26 2
Citigroup USD 1,413 GBP 1,055 07/22/26 23
Citigroup USD 1,340 JPY 210,310 07/22/26 12
Citigroup USD 1,348 JPY 213,086 07/22/26 22
Citigroup USD 1,349 JPY 211,753 07/22/26 12
Citigroup USD 1,449 KZT 704,706 06/17/26 46
Citigroup USD 1,970 THB 62,853 07/22/26 (30)
Citigroup BRL 2,936 USD 589 05/05/26 (4)
Citigroup BRL 3,541 USD 710 05/05/26 (5)
Citigroup BRL 6,867 USD 1,377 05/05/26 (10)
Citigroup BRL 7,657 USD 1,535 05/05/26 (11)
Citigroup BRL 21,001 USD 4,209 05/05/26 (32)
Citigroup CHF 4,582 USD 5,850 07/22/26 (64)
Citigroup COP 5,005,874 USD 1,373 07/22/26 21
Citigroup COP 50,850,839 USD 13,670 07/22/26 (66)
Citigroup EUR 3,550 USD 4,188 07/22/26 7
Citigroup EUR 6,036 USD 7,088 07/22/26 (20)
Citigroup EUR 14,649 USD 17,152 07/22/26 (100)
Citigroup EUR 23,150 USD 27,434 07/22/26 170
Citigroup GBP 5,971 EUR 6,827 07/22/26 (84)
Citigroup JPY 2,243,886 USD 14,242 07/22/26 (183)
Citigroup MXN 95,660 USD 5,449 07/22/26 8
Citigroup PHP 40,700 USD 670 07/22/26 10
Citigroup PHP 124,366 USD 2,060 07/22/26 43
Citigroup THB 63,413 USD 1,979 07/22/26 21
JPMorgan Chase EUR 196 USD 229 05/13/26 (1)
Morgan Stanley USD 127 GBP 94 06/18/26 1
Royal Bank of Canada USD 232 GBP 176 06/18/26 7
Royal Bank of Canada EUR 38,979 USD 45,799 05/13/26 34
Royal Bank of Canada GBP 7,435 USD 9,888 06/18/26 (229)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (53)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 7,444 2.724%
(4)
EURIBOR
(3)
04/17/28
— (19) (19)
Citigroup EUR 14,893 2.721%
(4)
EURIBOR
(3)
04/17/28
— (38) (38)
Citigroup EUR 7,443 2.718%
(4)
EURIBOR
(3)
04/20/28
— (19) (19)
Citigroup EUR 14,930 2.701%
(4)
EURIBOR
(3)
04/21/28
— (41) (41)
Citigroup EUR 6,889 2.720%
(4)
EURIBOR
(3)
04/24/28
— (14) (14)
Citigroup EUR 2,683 2.738%
(4)
EURIBOR
(3)
04/29/28
— (6) (6)
Citigroup EUR 2,683 2.747%
(4)
EURIBOR
(3)
04/29/28
— (5) (5)
Citigroup EUR 2,687 2.823%
(4)
EURIBOR
(3)
05/04/28
— (1) (1)
Citigroup EUR 5,373 2.842%
(4)
EURIBOR
(3)
05/04/28
— 1 1
Citigroup MXN 15,279 7.332%
(1)
Interbank Equilibrium
Interest Rate
(1)
06/14/28
— — —
Citigroup MXN 21,781 7.629%
(1)
Interbank Equilibrium
Interest Rate
(1)
06/14/28
— 6 6
Citigroup BRL 7,524
Brazil Interbank
Deposit Rate
(4)
13.715%
(4)
01/02/31
— (12) (12)
Citigroup BRL 8,560 12.845%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (56) (56)
Citigroup BRL 8,560 12.783%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (61) (61)
Citigroup BRL 10,306 13.150%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (43) (43)
Citigroup BRL 10,596
Brazil Interbank
Deposit Rate
(4)
13.705%
(4)
01/02/31
— (16) (16)
Citigroup BRL 12,206 13.090%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (58) (58)
Citigroup BRL 40,688 13.100%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (191) (191)
Citigroup EUR 1,096
European Consumer
Price Index
(4)
2.455%
(4)
04/15/31
— 3 3
Citigroup EUR 2,192
European Consumer
Price Index
(4)
2.470%
(4)
04/15/31
— 5 5
Citigroup EUR 2,852
European Consumer
Price Index
(4)
2.290%
(4)
04/15/31
— 35 35
Citigroup EUR 3,042
European Consumer
Price Index
(4)
2.280%
(4)
04/15/31
— 40 40
Citigroup EUR 6,080
European Consumer
Price Index
(4)
2.274%
(4)
04/15/31
— 81 81
Citigroup EUR 9,210
European Consumer
Price Index
(4)
2.268%
(4)
04/15/31
— 127 127
Citigroup USD 22,857
US Consumer Price
Index
(4)
2.624%
(4)
04/27/31
— 132 132
Citigroup USD 4,664
US Consumer Price
Index
(4)
2.670%
(4)
04/28/31
— 16 16
Citigroup EUR 1,108
European Consumer
Price Index
(4)
2.405%
(4)
04/29/31
— 7 7
Citigroup EUR 1,108
European Consumer
Price Index
(4)
2.415%
(4)
04/29/31
— 6 6
Citigroup CHF 4,400 SARON
(4)
0.621%
(4)
01/23/36
— (28) (28)
Citigroup MXN 17,675
Interbank Equilibrium
Interest Rate
(1)
7.808%
(1)
03/05/36 — 32 32
Total Open Interest Rate Swap Contracts (å) — (117) (117)

See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
iTraxx Europe Crossover Index
Series 44 Citigroup EUR 6,293 (1.000%)
(2)
12/20/30
(553) (212) (765)
iTraxx Europe Crossover Index
Series 45 Citigroup EUR 12,147 (1.000%)
(2)
06/20/31 (1,025) (331) (1,356)
Total Open Credit Indices - Purchase Protection Contracts (1,578) (543) (2,121)
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.882%
USD 6,657
(1.000%)
(2)
06/20/31
31 (75) (44)
Total Open Sovereign Issues - Purchase Protection Contracts 31 (75) (44)
Total Open Credit Default Swap Contracts (å) (1,547) (618) (2,165)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 131,806 $ —
$ —
$ 131,806
Corporate Bonds and Notes — 589,068 —
—
589,068
International Debt — 255,934 —
—
255,934
Mortgage-Backed Securities — 495,77 3 —
—
495,77 3
Non-US Bonds — 108,013 —
—
108,013
United States Government Treasuries — 219,482 —
—
219,482
Short-Term Investments — 176,085 — 147,03 1 323,11 6
Total Investments
— 1,976,16 1 — 147,03 1 2,123,192
Other Financial Instruments
Assets
Futures Contracts 5,62 2 — — — 5,62 2
Foreign Currency Exchange Contracts — 799 — — 799
Interest Rate Swap Contracts — 491 — — 491
Liabilities
Futures Contracts (22,790) — — — (22,790)
Foreign Currency Exchange Contracts — (852) — — (852)
Interest Rate Swap Contracts — (608) — — (608)
Credit Default Swap Contracts — (2,165) — — (2,165)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ (17,16 8 ) $ (2,335) $ — $ — $ (19,50 3 )
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
9,119 0 .4
Bermuda .............................................................................................
8,100 0 .4
Brazil ..................................................................................................
4,268 0 .2
Canada ................................................................................................
33,550 1 .6
Cayman Islands ..................................................................................
41,062 1 .9
Chile ...................................................................................................
3,625 0 .2
China ..................................................................................................
7,525 0 .4
Colombia ............................................................................................
18,254 0 .8
Denmark .............................................................................................
2,999 0 .1
Finland ...............................................................................................
1,572 0 .1
France .................................................................................................
43,377 2 .0
Germany .............................................................................................
9,751 0 .5
Iceland ................................................................................................
6,521 0 .3
India ...................................................................................................
6,183 0 .3
Indonesia ............................................................................................
2,085 0 .1
Ireland ................................................................................................
42,743 2 .0
Italy ....................................................................................................
7,992 0 .4
Japan ..................................................................................................
19,964 0 .9
Jersey ..................................................................................................
9,545 0 .4
Luxembourg .......................................................................................
9,200 0 .4
Mexico ...............................................................................................
41,172 1 .9
Netherlands ........................................................................................
1,828 0 .1
Norway ...............................................................................................
2,736 0 .1
Peru ....................................................................................................
4,493 0 .2
Romania .............................................................................................
3,793 0 .2
Saudi Arabia .......................................................................................
2,111 0 .1
South Korea .......................................................................................
7,283 0 .3
Spain ..................................................................................................
2,775 0 .1

See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
** Less than .05% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Switzerland ........................................................................................
923 — **
Thailand .............................................................................................
2,347 0 .1
Turkey ................................................................................................
422 — **
United Kingdom .................................................................................
36,070 1 .7
United States ......................................................................................
1,729,804 80 .1
Total Investments ............................................................................... 2,123,192 98 .3

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 799 $ —
Variation margin on futures contracts* — 760 4,862
Interest rate swap contracts, at fair value — — 491
Total
$ — $ 1,559 $ 5,353
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ 339 $ 22,451
Unrealized depreciation on foreign currency exchange contracts — 852 —
Interest rate swap contracts, at fair value — — 608
Credit default swap contracts, at fair value 2,165 — —
Total
$ 2,165 $ 1,191 $ 23,059
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 1 $ 10,806
Interest rate swap contracts — — 260
Credit default swap contracts (291) — —
Foreign currency exchange contracts — 3,712 —
Total
$ (291) $ 3,713 $ 11,066
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ 421 $ (25,685)
Interest rate swap contracts — — 18
Credit default swap contracts (43 1 ) — —
Foreign currency exchange contracts — (4,347) —
Total
$ (43 1 ) $ (3,926) $ (25,667)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 799 $ — $ 799
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 491 — 491
Total Financial and Derivative Assets
1,290 — 1,290
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,290 $ — $ 1,290
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 1,2 49 $ 1,2 30 $ — $ 19
Morgan Stanley
1 — — 1
Royal Bank of Canada
40 40 — —
Total
$ 1,290 $ 1,270 $ — $ 20

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 852 $ — $ 852
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 608 — 608
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,165 — 2,165
Total Financial and Derivative Liabilities
3,625 — 3,625
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,625 $ — $ 3,625
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Barclays $ 44 $ — $ 44 $ —
Citigroup 3,351 1,230 2,121 —
JPMorgan Chase 1 — — 1
Royal Bank of Canada 229 40 — 189
Total
$ 3,625 $ 1,270 $ 2,165 $ 190
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,171, 299
Investments, at fair value(>) ........................................................................................................................................................
2,123,192
Cash .............................................................................................................................................................................................. 624
Foreign currency holdings(^) ....................................................................................................................................................... 2,058
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 799
Receivables:
Dividends and interest ...................................................................................................................................................... 14,976
Dividends from affiliated funds ....................................................................................................................................... 427
Investments sold ............................................................................................................................................................... 26,256
Fund shares sold ............................................................................................................................................................... 1,831
From broker(a)(b) ............................................................................................................................................................ 65,157
Variation margin on futures contracts .............................................................................................................................. 1,558
Prepaid expenses .......................................................................................................................................................................... 8
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 491
Total assets ...............................................................................................................................................................
2,237,377
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 52,159
Fund shares redeemed ...................................................................................................................................................... 1,009
Accrued fees to affiliates .................................................................................................................................................. 859
Other accrued expenses .................................................................................................................................................... 129
Variation margin on futures contracts .............................................................................................................................. 18,698
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 852
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 608
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,165
Total liabilities ...........................................................................................................................................................
76,479
Net Assets ...............................................................................................................................................................
$ 2,160,898

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (636,718)
Shares of beneficial interest .........................................................................................................................................................
2,37 9
Additional paid-in capital ............................................................................................................................................................
2,795,23 7
Net Assets ...............................................................................................................................................................
$ 2,160,898
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 147,031
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 2,055
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 57,567
(b)     Receivable from Broker for Swaps .................................................................................................................................... $ 7,59 0
( • )     Interest rate swap contracts - premiums paid (received) ..................................................................................................... $ —
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ (1,547)
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.02
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 9. 3 7
Class A — Net assets ........................................................................................................................................................... $ 16,660,307
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,846,465
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.89
Class C — Net assets ........................................................................................................................................................... $ 6,694,018
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 752,799
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.10
Class M — Net assets .......................................................................................................................................................... $ 365,441,178
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 40,158,633
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 8.96
Class R6 — Net assets ......................................................................................................................................................... $ 1,536,763
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 171,552
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.11
Class S — Net assets ............................................................................................................................................................ $ 1,505,287,448
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 165,306,274
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.94
Class Y — Net assets ........................................................................................................................................................... $ 265,278,321
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 29,663,759
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 43,539
Dividend distributions from affiliated funds .................................................................................................................... 3,087
Total investment income .............................................................................................................................................................
46,626
Expenses
Advisory fees ................................................................................................................................................................... 3,801
Administrative fees .......................................................................................................................................................... 472
Custodian fees .................................................................................................................................................................. 110
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 25
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 364
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,345
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 106
Registration fees ............................................................................................................................................................... 78
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 52
Printing fees ..................................................................................................................................................................... 70
Miscellaneous .................................................................................................................................................................. 45
Expenses before reductions .............................................................................................................................................. 6,528
Expense reductions .......................................................................................................................................................... (1,298)
Net expenses ................................................................................................................................................................................
5,230
Net investment income (loss) .......................................................................................................................................................
41,396
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4,88 2 )
Investments in affiliated funds ......................................................................................................................................... 15
Futures contracts .............................................................................................................................................................. 10,807
Foreign currency exchange contracts ............................................................................................................................... 3,712
Interest rate swap contracts .............................................................................................................................................. 260
Credit default swap contracts ........................................................................................................................................... (291)
Foreign currency-related transactions .............................................................................................................................. 1,15 5
Net realized gain (loss) ................................................................................................................................................................
10,776
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (18,48 2 )
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (25,26 4 )
Foreign currency exchange contracts ............................................................................................................................... (4,347)
Interest rate swap contracts .............................................................................................................................................. 18
Credit default swap contracts ........................................................................................................................................... (431)
Foreign currency-related transactions .............................................................................................................................. (26 4 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. (48,771)
Net realized and unrealized gain (loss) ........................................................................................................................................ (37,995)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,401
* Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 41,39 6 $ 85,35 2
Net realized gain (loss) ................................................................................................................ 10,776 (49,8 19 )
Net change in unrealized appreciation (depreciation) ................................................................. (48,771) 83,84 1
Net increase (decrease) in net assets from operations ....................................................................... 3,40 1 119,37 4
Distributions
To shareholders
Class A ..................................................................................................................................... (502) (815)
Class C ..................................................................................................................................... (175) (272)
Class M .................................................................................................................................... (10,939) (16,627)
Class R6 ................................................................................................................................... (48) (272)
Class S ...................................................................................................................................... (38,560) (62,520)
Class Y ..................................................................................................................................... (8,20 9 ) (13,094)
Net decrease in net assets from distributions ..................................................................................... (58,43 3 ) (93,600)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 283,92 9 (181,715)
Total Net Increase (Decrease) in Net Assets ...................................................................
228, 8 9 7 (155,94 1 )
Net Assets
Beginning of period ........................................................................................................................... 1,93 2 , 001 2,087,942
End of period ......................................................................................................................................
$ 2,160,898 $ 1,93 2 , 001

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 189 $ 1,728 450 $ 4,082
Proceeds from reinvestment of distributions 5 4 497 89 806
Payments for shares redeemed (421) (3,851) (426) (3,863)
Net increase (decrease)
(17 8 ) (1,626) 113 1,025
Class C
Proceeds from shares sold 40 356 72 644
Proceeds from reinvestment of distributions 19 175 30 272
Payments for shares redeemed (87) (788) (182) (1,628)
Net increase (decrease)
(28) (257) (80) (712)
Class M
Proceeds from shares sold 5,668 52,479 12,161 110,531
Proceeds from reinvestment of distributions 1,191 10,939 1,821 16,627
Payments for shares redeemed (5,333) (49,265) (15,998) (146,009)
Net increase (decrease)
1,526 14,153 (2,016) (18,851)
Class R6
Proceeds from shares sold 8 74 4,923 43,789
Proceeds from reinvestment of distributions 5 48 30 271
Payments for shares redeemed (36) (330) (5,153) (45,868)
Net increase (decrease)
(23) (208) (200) (1,808)
Class S
Proceeds from shares sold 41,647 385,922 22,380 204,827
Proceeds from reinvestment of distributions 4,184 38,454 6,826 62,337
Payments for shares redeemed (17,187) (158,667) (45,420) (415,413)
Net increase (decrease)
28,644 265,709 (16,214) (148,249)
Class Y
Proceeds from shares sold 678 6,18 9 2,847 25,720
Proceeds from reinvestment of distributions 909 8,209 1,459 13,094
Payments for shares redeemed (911) (8,240) (5,768) (51,934)
Net increase (decrease)
676 6,15 8 (1,462) (13,120)
Total increase (decrease)
30,61 7 $ 283,92 9 (19,859) $ (181,715)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.26 9.14 8.68 8.92 10.96 11.64
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .3 6 .40 .31 .14 .12
$ Net Realized and Unrealized Gain (Loss) (.15) .1 6 .44 (.38) (1.98) (.07)
$ Total from Investment Operations .02 .52 .84 (.07) (1.84) .05
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.26) (.40) (.38) (.17) (.13) (.14)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.26) (.40) (.38) (.17) (.20) (.73)
$ Net Asset Value, End of Period 9.02 9.26 9.14 8.68 8.92 10.96
% Total Return
(±)(ǿ)
.22 5.88 9.76 (.84) (17.01) .33
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 16,660 18,748 17,460 17,085 20,294 26,257
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.92 .92 .95 1.02 1.01 1.01
% Expenses, Net
(Ƃ)(ɯ)
.82 .8 3 .84 .84 .85 .86
% Net Investment Income
(Ƃ)(ɯ)
3.83 4 . 00 4.40 3.38 1.39 1.10
% Portfolio Turnover Rate
(ǿ)
33 5 6 91 72 54 89
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.13 9.02 8.57 8.84 10.88 11.57
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.14 .2 9 .33 .24 .06 .04
$ Net Realized and Unrealized Gain (Loss) (.15) .1 5 .43 (.37) (1.96) (.06)
$ Total from Investment Operations (.01) .44 .76 (.13) (1.90) (.02)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.23) (.33) (.31) (.14) (.07) (.08)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.23) (.33) (.31) (.14) (.14) (.67)
$ Net Asset Value, End of Period 8.89 9.13 9.02 8.57 8.84 10.88
% Total Return
(ǿ)
(.14) 5.05 8.97 (1.51) (17.71) (.32)
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 6,694 7,136 7,767 8,035 10,827 15,321
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.67 1.67 1.70 1.77 1.76 1.76
% Expenses, Net
(Ƃ)(ɯ)
1.57 1.5 8 1.59 1.59 1.60 1.61
% Net Investment Income
(Ƃ)(ɯ)
3.08 3. 25 3.65 2.61 .62 .36
% Portfolio Turnover Rate
(ǿ)
33 5 6 91 72 54 89

See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.34 9.21 8.74 8.96 11.02 11.69
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 . 40 .44 .34 .18 .16
$ Net Realized and Unrealized Gain (Loss) (.15) .1 6 .44 (.37) (2.00) (.07)
$ Total from Investment Operations .04 .56 .88 (.03) (1.82) .09
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.43) (.41) (.19) (.17) (.17)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.28) (.43) (.41) (.19) (.24) (.76)
$ Net Asset Value, End of Period 9.10 9.34 9.21 8.74 8.96 11.02
% Total Return
(ǿ)
.39 6.33 10.20 (.45) (16.79) .74
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 365,441 360,802 374,338 348,932 507,577 657,098
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.67 .67 .70 .77 .76 .75
% Expenses, Net
(Ƃ)(ɯ)
.45 .4 6 .47 .47 .48 .49
% Net Investment Income
(Ƃ)(ɯ)
4.20 4. 37 4.77 3.74 1.76 1.41
% Portfolio Turnover Rate
(ǿ)
33 5 6 91 72 54 89
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.20 9.08 8.62 8.84 10.87 11.54
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 .3 9 .43 .34 .18 .16
$ Net Realized and Unrealized Gain (Loss) (.15) .1 6 .44 (.37) (1.97) (.06)
$ Total from Investment Operations .04 .55 .87 (.03) (1.79) .10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.43) (.41) (.19) (.17) (.18)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.28) (.43) (.41) (.19) (.24) (.77)
$ Net Asset Value, End of Period 8.96 9.20 9.08 8.62 8.84 10.87
% Total Return
(ǿ)
.40 6.32 10.24 (.45) (16.74) .75
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,537 1,786 3,578 1,727 2,218 1,744
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.52 .52 .55 .62 .61 .61
% Expenses, Net
(Ƃ)(ɯ)
.44 .4 5 .46 .46 .47 .48
% Net Investment Income
(Ƃ)(ɯ)
4.21 4. 35 4.79 3.73 1.81 1.45
% Portfolio Turnover Rate
(ǿ)
33 56 91 72 54 89

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Russell Investment Company
Strategic Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.35 9.22 8.75 8.98 11.03 11.70
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 .3 9 .43 .34 .17 .15
$ Net Realized and Unrealized Gain (Loss) (.16) .1 6 .44 (.39) (1.99) (.07)
$ Total from Investment Operations .03 .55 .87 (.05) (1.82) .08
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.27) (.42) (.40) (.18) (.16) (.16)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.27) (.42) (.40) (.18) (.23) (.75)
$ Net Asset Value, End of Period 9.11 9.35 9.22 8.75 8.98 11.03
% Total Return
(ǿ)
.35 6.22 10.09 (.61) (16.77) .64
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,505,28 8 1,277,340 1,408,877 1,252,987 1,751,847 2,500,018
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.67 .67 .70 .77 .76 .76
% Expenses, Net
(Ƃ)(ɯ)
.55 .5 6 .57 .57 .58 .59
% Net Investment Income
(Ƃ)(ɯ)
4.11 4. 27 4.67 3.64 1.64 1.35
% Portfolio Turnover Rate
(ǿ)
33 5 6 91 72 54 89
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.18 9.06 8.61 8.83 10.85 11.52
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 . 40 .43 .34 .18 .15
$ Net Realized and Unrealized Gain (Loss) (.15) .1 6 .44 (.37) (1.95) (.05)
$ Total from Investment Operations .04 .56 .87 (.03) (1.77) .10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.44) (.42) (.19) (.18) (.18)
$ Distributions from Net Realized Gain — — — — (.07) (.59)
$ Total Distributions (.28) (.44) (.42) (.19) (.25) (.77)
$ Net Asset Value, End of Period 8.94 9.18 9.06 8.61 8.83 10.85
% Total Return
(ǿ)
.42 6.36 10.17 (.44) (16.65) .77
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 265,278 266,188 275,922 372,036 604,817 831,475
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.4 7 .48 .50 .57 .56 .55
% Expenses, Net
(Ƃ)(ɯ)
.4 1 .42 .43 .43 .44 .45
% Net Investment Income
(Ƃ)(ɯ)
4.24 4. 4 1 4.80 3.75 1.79 1.41
% Portfolio Turnover Rate
(ǿ)
33 5 6 91 72 54 89

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 6 with an underlying f und which is, or was , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 569,171
Administrative fees 83,431
Distribution fees 7,569
Shareholder servicing fees 1,363
Transfer agent fees 189,529
Trustees' fees 8,15 5
$ 859,21 8
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 128,493 $ 905,685 $ 887,161 $ 15 $ (1) $ 147,031 $ 3,087 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,179,357,524 $ 22,013,886 $ (93,195,980) $ (71,182,094)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 371
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.3%
Asset-Backed Securities - 5.2%
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 652 653
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,631 4,649
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 931 930
Churchill Middle Market CLO LLC
Series 2022-1A Class BR
5.375% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,700 1,701
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,358 1,372
Credit-Based Asset Servicing and
Securitization LLC
Series 2004-CB7 Class AF5
3.194% due 09/25/34 (~)(Ê) 8 9
Eagle RE, Ltd.
Series 2023-1 Class M1A
5.645% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 124 124
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,293 1,296
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 458 462
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 325 338
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,822 1,850
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 525 535
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,030 1,032
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,225 1,232
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 865 872
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,055 1,061
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 846 845
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 893 890
GBX Leasing LLC
Series 2026-1A Class A
5.130% due 02/20/56 (Þ) 1,796 1,755
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.789% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 325 316
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.390% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 893 894
Series 2024-HE2 Class A1
4.840% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 966 965
Series 2024-HE3 Class A1
4.840% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 828 827
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 596 599
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,691 1,697
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 869 866
Series 2025-HE1 Class M1
5.040% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,240
Series 2025-HE2 Class A1
4.890% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 1,786 1,786
Series 2026-CES1 Class A1A
4.909% due 06/25/56 (~)(Ê)(Þ) 1,235 1,225
OneSky Loan Trust
Series A Class A
3.875% due 01/15/31 1,247 1,196
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 788 790
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,105 1,112
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,413 1,425
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 615 619
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 922 922
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,551 2,561
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,542 2,551
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 815 821
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 964 990
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 710 729
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 824 832
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,327 2,362
Series 2025-LOC4 Class A1A
5.395% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,269 2,287
52,218
Corporate Bonds and Notes - 29.3%
Consumer Discretionary - 3.4%
7-Eleven, Inc.

See accompanying notes which are an integral part of the financial statements.
372 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.800% due 02/10/31 (Þ) 455 396
Amazon.com, Inc.
4.550% due 03/13/33 855 844
4.875% due 03/13/36 1,420 1,399
5.800% due 03/13/56 630 620
American Airlines, Inc. Pass-Through
Certificates Trust
4.900% due 11/11/39 3,770 3,660
Series AA Class AA
3.650% due 02/15/29 1,441 1,405
AutoZone, Inc.
5.100% due 07/15/29 359 366
Carnival Corp.
4.000% due 08/01/28 (Þ) 351 343
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.200% due 03/15/28 504 499
6.100% due 06/01/29 795 821
3.900% due 06/01/52 1,330 836
6.700% due 12/01/55 630 594
Choice Hotels International, Inc.
3.700% due 12/01/29 331 317
Comcast Corp.
6.450% due 03/15/37 835 904
3.999% due 11/01/49 265 191
5.350% due 05/15/53 520 456
Corning, Inc.
5.450% due 11/15/79 274 248
Darden Restaurants, Inc.
4.550% due 02/15/48 202 164
Delta Air Lines, Inc.
4.950% due 07/10/28 1,060 1,066
Ford Motor Co.
7.400% due 11/01/46 150 154
Ford Motor Credit Co. LLC
5.850% due 05/17/27 1,154 1,163
4.950% due 05/28/27 1,096 1,096
5.113% due 05/03/29 626 622
Fox Corp.
4.709% due 01/25/29 338 339
5.576% due 01/25/49 275 254
General Motors Co.
5.350% due 04/15/28 770 781
5.200% due 04/01/45 302 264
Genuine Parts Co.
6.500% due 11/01/28 403 418
Hyatt Hotels Corp.
4.375% due 09/15/28 363 361
Las Vegas Sands Corp.
3.900% due 08/08/29 262 253
Marriott International, Inc.
5.550% due 10/15/28 211 216
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 391
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 408 397
Paramount Global
6.875% due 04/30/36 665 619
5.900% due 10/15/40 380 297
4.600% due 01/15/45 235 147
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 341
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 334
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 224 233
Sekisui House US, Inc.
3.850% due 01/15/30 444 424
Starbucks Corp.
4.300% due 06/15/45 314 256
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 877
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 819
Time Warner Cable LLC
6.550% due 05/01/37 2,538 2,551
7.300% due 07/01/38 660 690
6.750% due 06/15/39 370 367
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,579 1,635
Series AA
4.150% due 02/25/33 687 668
2.700% due 11/01/33 610 558
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,942 1,916
34,698
Consumer Staples - 0.8%
Altria Group, Inc.
3.400% due 02/04/41 397 301
Conagra Brands, Inc.
1.375% due 11/01/27 334 318
4.850% due 11/01/28 364 365
Constellation Brands, Inc.
3.150% due 08/01/29 386 370
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 278 269
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
6.500% due 12/01/52 870 872
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 694 681
Kraft Heinz Foods Co.
4.375% due 06/01/46 623 488
Maple Parent Holdings Corp.
4.750% due 03/26/29 (Þ) 780 780
PepsiCo, Inc.
3.375% due 07/29/49 561 395

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 373
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 420 395
Philip Morris International, Inc.
4.375% due 11/01/27 720 722
Smithfield Foods, Inc.
2.625% due 09/13/31 (Þ) 416 367
Sysco Corp.
5.950% due 04/01/30 309 321
Tyson Foods, Inc.
4.350% due 03/01/29 693 691
United Rentals NA, Inc.
6.000% due 12/15/29 (Þ) 374 380
7,715
Energy - 2.3%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 291
Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor, Inc.
4.350% due 06/15/31 885 874
5.850% due 06/15/56 645 636
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29 697 677
2.742% due 12/31/39 695 590
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 585 578
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 317
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 111
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 509
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 324 317
Energy Transfer, LP
4.000% due 10/01/27 655 651
4.550% due 01/15/31 1,575 1,562
6.300% due 01/15/56 665 655
Enterprise Products Operating LLC
7.550% due 04/15/38 270 321
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 379 378
EQT Corp.
3.900% due 10/01/27 105 104
Hess Corp.
6.000% due 01/15/40 1,500 1,587
5.600% due 02/15/41 315 321
5.800% due 04/01/47 440 445
HF Sinclair Corp.
5.000% due 02/01/28 965 963
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 305
MPLX, LP
4.000% due 03/15/28 521 517
4.500% due 04/15/38 190 171
5.950% due 04/01/55 730 696
6.200% due 09/15/55 355 350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 344
Occidental Petroleum Corp.
7.875% due 09/15/31 440 500
5.550% due 10/01/34 715 728
6.450% due 09/15/36 838 901
6.050% due 10/01/54 300 292
ONEOK, Inc.
4.550% due 07/15/28 1,291 1,291
5.400% due 10/15/35 965 964
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 510
Sabine Pass Liquefaction LLC
5.000% due 03/15/27 815 817
Targa Resources Corp.
6.150% due 03/01/29 504 525
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 515 600
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 175
Western Midstream Operating, LP
4.750% due 08/15/28 473 475
5.250% due 02/01/50 234 198
Williams Cos., Inc. (The)
3.750% due 06/15/27 770 765
4.900% due 03/15/29 682 689
23,700
Financial Services - 9.2%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 237 237
Air Lease Corp.
2.100% due 09/01/28 487 459
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 187 181
American Assets Trust, LP
3.375% due 02/01/31 725 660
Apollo Global Management, Inc.
5.700% due 03/30/36 685 687
Ares Capital Corp.
3.200% due 11/15/31 384 336
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 418 428
Athene Global Funding
2.500% due 03/24/28 (Þ) 855 817
Athene Holding, Ltd.
3.950% due 05/25/51 352 238
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 935 923
5.250% due 01/15/33 (Þ) 715 700
Bank of America Corp.
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 501
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,745 2,785
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,951

See accompanying notes which are an integral part of the financial statements.
374 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 445
Bank of America NA
Series BKNT
6.000% due 10/15/36 715 755
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 292
BGC Group, Inc.
6.600% due 06/10/29 297 306
Blackstone Secured Lending Fund
5.300% due 06/30/30 402 392
Block Financial LLC
2.500% due 07/15/28 370 351
Blue Owl Capital Corp.
2.875% due 06/11/28 371 348
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,478
Brighthouse Financial, Inc.
5.625% due 05/15/30 458 462
Brown & Brown, Inc.
4.500% due 03/15/29 358 357
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 604
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 508
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 466 451
Citadel, LP
4.875% due 01/15/27 (Þ) 615 615
Citibank NA
Series .
4.914% due 05/29/30 1,790 1,818
Series BKNT
5.570% due 04/30/34 415 431
Citigroup, Inc.
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 1,685 1,710
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,720 3,342
8.125% due 07/15/39 450 563
4.750% due 05/18/46 482 408
Citizens Financial Group, Inc.
5.641% due 05/21/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 335 334
CNO Financial Group, Inc.
5.250% due 05/30/29 365 366
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 615 615
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 451
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 311 303
CubeSmart , LP
4.375% due 02/15/29 770 765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
5.950% due 09/17/30 (Þ) 775 735
Enact Holdings, Inc.
6.250% due 05/28/29 305 315
EPR Properties
4.950% due 04/15/28 182 182
Equifax, Inc.
4.800% due 09/15/29 288 289
Essent Group, Ltd.
6.250% due 07/01/29 763 789
F&G Annuities & Life, Inc.
7.400% due 01/13/28 361 368
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 705 730
Farmers Exchange Capital III
5.454% due 10/15/54 (CME Term
SOFR 3 Month + 3.716%)(Ê)(Þ) 660 603
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 721
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 684 684
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 757
First Citizens Bank & Trust Co.
6.125% due 03/09/28 246 252
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 443 447
Fortitude Group Holdings LLC
6.250% due 04/01/30 (Þ) 650 666
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 381
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,278
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,275
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 548
6.450% due 05/01/36 585 623
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 625 607
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 785 767
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,603
Goldman Sachs Private Credit Corp.
5.050% due 02/23/28 (Þ) 810 800
Golub Capital BDC, Inc.
7.050% due 12/05/28 299 308
Highwoods Realty, LP

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 375
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/15/28 353 348
Host Hotels & Resorts, LP
4.250% due 12/15/28 860 851
HSBC Bank (USA) NA
Series BKNT
7.000% due 01/15/39 1,435 1,605
Jackson Financial, Inc.
3.125% due 11/23/31 505 452
Jackson National Life Global Funding
4.600% due 10/01/29 (Þ) 433 428
Jefferies Financial Group, Inc.
5.125% due 04/28/31 440 434
5.500% due 02/15/36 1,000 962
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,727
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,041
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 751
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 881
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 525
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,105 1,073
3.157% due 04/22/42 (CME Term
SOFR 3 Month + 1.460%)(Ê) 1,590 1,197
Series *
8.750% due 09/01/30 405 469
Kilroy Realty, LP
4.250% due 08/15/29 530 513
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 1,450 —
LPL Holdings, Inc.
6.750% due 11/17/28 493 516
Markel Group, Inc.
3.350% due 09/17/29 373 358
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,090 644
Mercury General Corp.
4.400% due 03/15/27 405 404
Morgan Stanley
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 2,445 2,485
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 855 870
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 935
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,160
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 910 881
Series MTN
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,742
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 394 393
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 901
New York Life Insurance Co.
5.875% due 05/15/33 (Þ) 680 713
NMI Holdings, Inc.
6.000% due 08/15/29 1,289 1,321
Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/30 330 331
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 291 287
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 503 503
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
SOFR + 2.796%)(Ê)(Þ) 255 202
Prologis Targeted US Logistics Fund,
LP
4.625% due 03/15/33 (Þ) 710 690
Protective Life Corp.
4.700% due 01/15/31 (Þ) 820 812
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 331 329
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 251 231
Regency Centers, LP
4.500% due 03/15/33 540 526
Sabra Health Care, LP
3.900% due 10/15/29 1,725 1,675
Santander Holdings USA, Inc.
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 264
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 345 350
State Street Corp.
4.936% due 06/01/77 (CME Term
SOFR 3 Month + 1.262%)(Ê) 410 369
TPG Operating Group II, LP
4.875% due 05/15/31 930 918
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 1,770 1,842
US Bancorp
4.481% due 01/26/32 (SOFR +
0.867%)(Ê) 1,165 1,151
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 223 217
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 310 298
Webster Financial Corp.
4.100% due 03/25/29 305 298
Wells Fargo & Co.

See accompanying notes which are an integral part of the financial statements.
376 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 817
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 785 778
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,055
5.950% due 08/26/36 630 655
5.433% due 01/23/47 (SOFR +
1.230%)(Ê) 350 333
Series *
5.950% due 12/01/86 100 103
Series MTN
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 1,570 1,567
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,244
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,068
Weyerhaeuser Co.
6.950% due 10/01/27 317 327
Willis North America, Inc.
4.550% due 03/15/31 780 771
Zions Bancorp NA
3.250% due 10/29/29 204 190
92,882
Health Care - 2.6%
Abbott Laboratories
4.300% due 03/15/33 1,050 1,025
AbbVie, Inc.
4.250% due 11/21/49 655 529
Aetna, Inc.
6.750% due 12/15/37 1,240 1,349
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 608 578
Amgen, Inc.
3.150% due 02/21/40 1,200 932
5.650% due 03/02/53 880 845
Cencora , Inc.
4.600% due 02/13/33 610 600
Centene Corp.
4.625% due 12/15/29 2,000 1,949
3.000% due 10/15/30 1,020 917
CommonSpirit Health
Series 2025
4.975% due 09/01/35 1,730 1,683
CVS Health Corp.
4.780% due 03/25/38 625 580
5.050% due 03/25/48 3,404 2,936
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 1,255 1,246
4.800% due 08/14/29 755 761
HCA, Inc.
4.500% due 02/15/27 670 670
5.200% due 06/01/28 236 239
4.125% due 06/15/29 442 436
5.500% due 06/15/47 965 884
3.500% due 07/15/51 765 504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Health Care Service Corp. A Mutual
Legal Reserve Co.
5.200% due 06/15/29 (Þ) 745 755
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 (Þ) 1,000 945
Merck & Co., Inc.
4.450% due 12/04/32 840 832
2.750% due 12/10/51 515 311
5.550% due 12/04/55 480 463
PeaceHealth Obligated Group
4.335% due 11/15/28 1,070 1,065
4.855% due 11/15/32 780 778
Royalty Pharma PLC
5.200% due 09/25/35 980 973
3.350% due 09/02/51 280 183
UnitedHealth Group, Inc.
3.250% due 05/15/51 850 563
5.875% due 02/15/53 790 781
Universal Health Services, Inc.
2.650% due 10/15/30 253 228
26,540
Materials and Processing - 0.2%
Dow Chemical Co. (The)
9.400% due 05/15/39 274 352
Georgia-Pacific, LLC
4.900% due 05/15/33 780 778
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 145 139
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 402 386
RPM International, Inc.
4.550% due 03/01/29 339 340
Sherwin-Williams Co. (The)
2.950% due 08/15/29 388 370
2,365
Producer Durables - 1.3%
Avnet, Inc.
6.250% due 03/15/28 644 661
Boeing Co. (The)
5.705% due 05/01/40 615 621
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 112
CRH SMW Finance DAC
5.125% due 01/09/30 404 411
Dover Corp.
2.950% due 11/04/29 378 359
Eaton Corp.
3.950% due 03/06/29 1,125 1,113
4.200% due 03/06/31 790 779
GE Vernova , Inc.
4.250% due 02/04/31 1,100 1,090
5.500% due 02/04/56 490 469
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 285 278
Honeywell Aerospace, Inc.
4.950% due 03/16/36 (Þ) 950 939
5.732% due 03/16/56 (Þ) 865 850
Huntington Ingalls Industries, Inc.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 377
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.483% due 12/01/27 369 363
IDEX Corp.
4.950% due 09/01/29 393 397
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 167
Jacobs Solutions, Inc.
4.750% due 03/03/31 1,110 1,099
Kirby Corp.
4.200% due 03/01/28 195 194
L3Harris Technologies, Inc.
2.900% due 12/15/29 480 454
Lennox International, Inc.
5.500% due 09/15/28 357 364
Masco Corp.
1.500% due 02/15/28 374 355
Nordson Corp.
5.600% due 09/15/28 295 302
Pentair PLC
4.500% due 07/01/29 382 381
Vertiv Holdings Co.
5.800% due 03/15/56 470 455
Vontier Corp.
2.400% due 04/01/28 444 426
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 241
12,880
Technology - 3.1%
Alphabet, Inc.
4.400% due 02/15/33 950 934
5.450% due 11/15/55 625 597
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 587 575
Broadcom, Inc.
4.150% due 11/15/30 346 341
3.419% due 04/15/33 895 820
4.800% due 02/15/36 1,105 1,080
4.926% due 05/15/37 (Þ) 508 495
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 421 395
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 372
Fidelity National Information Services,
Inc.
4.450% due 03/10/28 875 873
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 1,880 1,959
6.100% due 01/25/36 (Þ) 880 923
Gartner, Inc.
3.750% due 10/01/30 (Þ) 418 383
Hewlett Packard Enterprise Co.
4.600% due 03/23/29 810 810
Intel Corp.
3.750% due 08/05/27 1,400 1,388
3.734% due 12/08/47 414 296
3.250% due 11/15/49 770 496
6.125% due 05/15/56 730 725
International Business Machines Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 02/03/29 1,150 1,137
Leidos, Inc.
5.000% due 03/15/36 1,110 1,075
Meta Platforms, Inc.
5.250% due 05/15/36 550 548
4.450% due 08/15/52 840 651
5.400% due 08/15/54 710 631
6.300% due 05/15/56 500 501
4.650% due 08/15/62 254 192
5.550% due 08/15/64 665 587
Series .
5.625% due 11/15/55 645 591
Motorola Solutions, Inc.
4.600% due 05/23/29 254 254
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 295
News Corp.
3.875% due 05/15/29 (Þ) 420 406
Oracle Corp.
6.150% due 11/09/29 471 485
4.450% due 09/26/30 1,120 1,080
4.800% due 09/26/32 860 818
5.350% due 05/04/33 720 698
3.900% due 05/15/35 200 169
5.200% due 09/26/35 1,090 1,015
3.800% due 11/15/37 160 127
3.600% due 04/01/40 1,526 1,099
5.375% due 09/27/54 1,145 882
4.375% due 05/15/55 695 456
5.950% due 09/26/55 590 494
Paychex, Inc.
5.350% due 04/15/32 622 627
Qorvo, Inc.
4.375% due 10/15/29 288 282
Roper Technologies, Inc.
4.200% due 09/15/28 182 181
Salesforce, Inc.
4.650% due 03/15/29 1,100 1,102
5.550% due 03/15/36 915 912
6.550% due 03/15/56 335 333
Workday, Inc.
3.700% due 04/01/29 333 325
31,415
Utilities - 6.4%
AEP Texas, Inc.
3.950% due 06/01/28 485 480
5.450% due 05/15/29 1,335 1,368
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 441 456
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,454
Arizona Public Service Co.
5.550% due 08/01/33 915 941
5.700% due 08/15/34 895 926
AT&T, Inc.
6.800% due 05/15/36 525 567
4.900% due 08/15/37 780 745

See accompanying notes which are an integral part of the financial statements.
378 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 06/01/41 760 585
3.500% due 09/15/53 695 450
5.700% due 11/01/54 780 723
3.550% due 09/15/55 1,285 827
Series *
4.300% due 02/15/30 865 858
8.750% due 11/15/31 415 485
Basin Electric Power Cooperative
5.850% due 10/15/55 (Þ) 680 663
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 181 194
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 867
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 400 391
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 717
Dayton Power & Light Co. (The)
4.550% due 08/15/30 1,280 1,260
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,165
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 1,010
Series **
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 680 681
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 331 344
DTE Energy Co.
4.950% due 07/01/27 895 901
Series C
3.400% due 06/15/29 358 346
Duke Energy Corp.
4.950% due 09/15/35 1,050 1,027
5.000% due 08/15/52 1,278 1,091
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 286 294
Entergy Louisiana LLC
4.900% due 04/15/36 780 760
Essential Utilities, Inc.
3.566% due 05/01/29 338 329
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 300 305
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 511 500
Florida Power & Light Co.
5.960% due 04/01/39 169 180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HUT 8 DC LLC
6.192% due 11/15/42 (Þ) 630 636
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 328 329
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 661
5.850% due 02/15/34 (Þ) 600 628
National Fuel Gas Co.
4.750% due 09/01/28 258 257
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 1,055 1,060
5.900% due 03/15/55 1,135 1,112
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 204 200
NiSource, Inc.
5.350% due 04/01/34 1,035 1,055
5.850% due 04/01/55 610 593
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 539
4.955% due 04/30/31 (Þ) 620 616
5.407% due 10/15/35 (Þ) 835 819
OGE Energy Corp.
5.450% due 05/15/29 735 752
Ohio Edison Co.
4.950% due 12/15/29 (Þ) 740 748
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 865 820
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,287
5.000% due 06/04/28 880 888
6.100% due 01/15/29 411 425
2.500% due 02/01/31 635 571
5.900% due 06/15/32 890 924
4.500% due 07/01/40 302 260
4.200% due 06/01/41 360 293
PacifiCorp
2.900% due 06/15/52 865 508
Pinnacle West Capital Corp.
5.150% due 05/15/30 365 371
PSEG Power LLC
5.200% due 05/15/30 (Þ) 795 807
5.750% due 05/15/35 (Þ) 1,095 1,115
Public Service Co. of Colorado
5.750% due 05/15/54 895 870
Public Service Co. of Oklahoma
5.200% due 01/15/35 686 682
Series G
6.625% due 11/15/37 115 125
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 328
QTS Fayetteville I Dc1-2 LLC / QTS
TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/36 (Þ) 530 515
RD Michigan Property Owner I LLC
7.500% due 03/30/45 (Þ) 480 481
Sempra
3.700% due 04/01/29 492 481
5.250% due 03/15/36 850 839

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 379
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Power Co.
Series B
4.900% due 10/01/35 875 848
Southwestern Electric Power Co.
5.200% due 04/01/36 450 444
Sprint Capital Corp.
6.875% due 11/15/28 628 663
8.750% due 03/15/32 1,645 1,957
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 1,168 1,171
System Energy Resources, Inc.
6.000% due 04/15/28 574 589
5.300% due 12/15/34 600 598
T-Mobile USA, Inc.
2.400% due 03/15/29 423 400
3.375% due 04/15/29 300 291
4.500% due 04/15/50 1,330 1,064
5.700% due 01/15/56 875 825
Verizon Communications, Inc.
7.750% due 12/01/30 640 720
2.355% due 03/15/32 1,990 1,740
4.272% due 01/15/36 181 167
5.875% due 11/30/55 1,240 1,197
Virginia Electric and Power Co.
5.000% due 01/15/34 840 839
Vistra Operations Co. LLC
4.300% due 10/15/28 (Þ) 1,140 1,127
4.300% due 07/15/29 (Þ) 515 505
4.600% due 10/15/30 (Þ) 1,200 1,178
5.700% due 12/30/34 (Þ) 1,325 1,336
5.250% due 10/15/35 (Þ) 775 752
WEC Energy Group, Inc.
5.625% due 05/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.905%)(Ê) 289 287
65,183
297,378
International Debt - 10.6%
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 396 382
ACREC LLC
Series 2026-FL4 Class A
5.111% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 3,360 3,365
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 377 355
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 426 415
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 554
4.625% due 09/10/29 985 983
4.375% due 11/15/30 1,105 1,085
4.950% due 09/10/34 680 662
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 1,206 1,249
Ahold Finance USA LLC
6.875% due 05/01/29 222 236
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,326
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 457 452
America Movil SAB de CV
3.625% due 04/22/29 392 382
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 660
Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide, Inc.
Series *
4.900% due 02/01/46 885 801
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 252
5.450% due 01/23/39 480 488
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,977
6.375% due 05/04/28 (Þ) 1,150 1,184
5.750% due 03/01/29 (Þ) 1,400 1,431
5.750% due 11/15/29 (Þ) 290 297
5.375% due 05/30/30 (Þ) 520 526
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,052
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.280% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,850 1,850
Banco de Credito del Peru S.A.
5.800% due 03/10/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.240%)(Ê)(Þ) 320 321
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 437 449
Banco Santander SA
5.439% due 07/15/31 1,200 1,235
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 365
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 269 264
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 231
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 280
Barclays PLC
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 320 323

See accompanying notes which are an integral part of the financial statements.
380 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.476% due 11/11/29 (SOFR +
1.080%)(Ê) 1,825 1,815
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 656 659
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,642
Barings CLO, Ltd.
Series 2025-1A Class A
4.805% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,407
Barrick North America Finance LLC
5.750% due 05/01/43 320 319
BAT Capital Corp.
2.259% due 03/25/28 895 860
5.350% due 08/15/32 1,065 1,095
6.421% due 08/02/33 665 721
4.390% due 08/15/37 800 728
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 297 302
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 421 434
BNP Paribas SA
5.176% due 01/09/30 (SOFR +
1.520%)(Ê)(Þ) 259 263
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 177 175
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 334 337
Canadian Imperial Bank of Commerce
4.283% due 01/29/30 (SOFR +
0.790%)(Ê) 1,170 1,161
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 531 540
Canadian Natural Resources, Ltd.
5.000% due 12/15/29 589 598
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 244
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 392 387
4.200% due 01/29/30 (Þ) 249 237
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 920 957
CI Financial Corp.
3.200% due 12/17/30 2,015 1,806
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 476 484
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 196 193
Danske Bank A/S
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 901
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,154
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 567
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 595 586
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 472
Electricite de France SA
6.125% due 04/22/56 (Þ) 1,105 1,071
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 494 515
Emera US Finance, LP
2.639% due 06/15/31 344 306
Enbridge, Inc.
5.700% due 03/08/33 289 300
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 65
Enel Finance International NV
3.500% due 04/06/28 (Þ) 214 210
2.125% due 07/12/28 (Þ) 426 405
4.125% due 09/30/28 (Þ) 1,305 1,292
Engie Energia Chile SA
3.400% due 01/28/30 (Þ) 342 324
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.003% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,904
Series 2025-30A Class A1
4.833% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,200
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 595 604
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 486 470
Galaxy Pipeline Assets Bidco , Ltd.
2.940% due 09/30/40 (Þ) 688 568
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 855 868
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 705
Home RE, Ltd.
Series 2022-1 Class B1
12.645% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,940 3,267
HSBC Holdings PLC
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 730 736
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 1,385 1,396

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 381
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.398% due 03/10/30 (SOFR +
0.990%)(Ê) 565 561
4.619% due 11/06/31 (SOFR +
1.190%)(Ê) 1,365 1,352
Imperial Brands Finance PLC
4.500% due 06/30/28 (Þ) 870 871
3.875% due 07/26/29 (Þ) 467 457
Industrias Penoles SAB de CV
4.150% due 09/12/29 (Þ) 384 377
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 304
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 262
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 432 428
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 462 472
Lloyds Banking Group PLC
3.574% due 11/07/28 (USD 3 Month
SOFR + 1.205%)(Ê) 760 750
4.241% due 02/10/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.600%)(Ê) 925 916
4.425% due 11/04/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 1,095 1,079
LLPL Capital Pte, Ltd.
6.875% due 02/04/39 (Þ) 274 280
LSEG US Fin Corp.
5.250% due 03/23/36 (Þ) 500 498
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.817% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,510
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 506 508
Mexico Government International
Bond
5.375% due 03/22/33 935 919
3.500% due 02/12/34 625 536
6.625% due 01/29/38 1,235 1,272
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.007% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,239 1,239
Mitsubishi UFJ Financial Group, Inc.
4.592% due 04/18/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.780%)(Ê) 750 750
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 791
NBK SPC, Ltd.
5.500% due 06/06/30 (SOFR +
1.160%)(Ê)(Þ) 263 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 492 489
NTT Finance Corp.
4.620% due 07/16/28 (Þ) 1,860 1,866
nVent Finance SARL
4.550% due 04/15/28 391 389
NXP BV / NXP Funding LLC / NXP
USA, Inc.
4.300% due 06/18/29 318 315
OCP CLO, Ltd.
Series 2021-22A Class AR
5.025% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 600 601
Series 2025-45A Class D1
6.173% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,400 1,402
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 297
Poland Government International Bond
Series 30Y
6.125% due 04/14/56 620 622
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 278 260
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.345% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 572 574
Raizen Fuels Finance SA
6.250% due 07/08/32 (~)(Ê)(Þ) 785 430
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.197% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,001
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 359
Repsol E&P Capital Markets US LLC
5.204% due 09/16/30 (Þ) 790 800
Reynolds American, Inc.
Series *
8.125% due 05/01/40 695 818
Rogers Communications, Inc.
7.500% due 08/15/38 346 393
Royal Bank of Canada
7.500% due 05/02/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.887%)(Ê) 391 406
Santander UK Group Holdings PLC
4.320% due 09/22/29 (SOFR +
1.070%)(Ê) 1,420 1,409
4.858% due 09/11/30 (SOFR +
1.554%)(Ê) 360 360
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 296
Scentre Group Trust 2

See accompanying notes which are an integral part of the financial statements.
382 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,050 1,056
SMBC Aviation Capital Finance DAC
5.250% due 11/26/35 (Þ) 1,090 1,069
Societe Generale SA
5.250% due 02/19/27 (Þ) 785 790
4.750% due 09/14/28 (Þ) 405 406
4.450% due 04/12/30 (SOFR +
1.096%)(Ê)(Þ) 935 926
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 269 278
Sompo Holdings, Inc.
5.411% due 04/22/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.130%)(Ê)(Þ) 955 940
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 620 624
Suncor Energy, Inc.
7.000% due 11/15/28 497 526
Suzano Austria GmbH
6.000% due 01/15/29 399 409
Swiss Re Finance Luxembourg SA
5.000% due 04/02/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.582%)(Ê)(Þ) 361 359
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,876 1,865
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 61
TransCanada Trust
5.500% due 09/15/79 (CME Term
SOFR 3 Month + 4.416%)(Ê) 330 328
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 449 450
UBS Group AG
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.321%)
(Ê)(ƒ)(Þ) 370 376
United Utilities PLC
6.875% due 08/15/28 333 349
UPM- Kymmene Oyj
7.450% due 11/26/27 (Þ) 589 613
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 497
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 276 268
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.117% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,902
Woori Bank
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 306 317
Yara International ASA
4.750% due 06/01/28 (Þ) 177 177
107,756
Mortgage-Backed Securities - 21.6%
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.494% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,120 2,121
Series 2025-FL1 Class B
5.953% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,300 1,300
Series 2026-FL1 Class A
5.161% due 09/20/43 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 5,230 5,238
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.119% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 674 675
Series 2022-FL1 Class A
5.090% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,506 1,506
Banc of America Mortgage Trust
Series 2004-D Class 2A2
6.022% due 05/25/34 (~)(Ê) 22 22
Series 2006-B Class 1A1
6.622% due 10/20/46 (~)(Ê) 2 2
BDS LLC
Series 2025-FL16 Class A
5.061% due 06/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,689 4,693
BRCK Trust
Series 2025-830B Class A
4.956% due 12/10/42 (~)(Ê)(Þ) 551 547
Series 2025-830B Class B
5.357% due 12/10/42 (~)(Ê)(Þ) 5,090 5,073
BX Commercial Mortgage Trust
Series 2024-BIO Class C
6.295% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,386
Series 2024-MDHS Class A
5.296% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 1,572 1,572
Series 2024-MDHS Class B
5.496% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 2,737 2,738
Series 2024-VLT4 Class B
5.596% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 624 621
Series 2024-VLT4 Class C
5.795% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 465 462
Series 2025-ROIC Class C
5.198% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,013 1,008

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 383
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-ROIC Class D
5.647% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,415 3,409
Series 2026-CART Class A
4.705% due 02/15/36 (CME Term
SOFR 1 Month + 1.050%)(Ê)(Þ) 6,734 6,677
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,283
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.019% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 797 821
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 1,002 1,007
DBGS Mortgage Trust
Series 2019-1735 Class D
4.330% due 04/10/37 (~)(Ê)(Þ) 1,961 1,626
DK Trust
Series 2024-SPBX Class A
5.155% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,292
Fannie Mae
2.600% due 2031 321 295
5.500% due 2033 8 8
5.500% due 2034 79 81
4.500% due 2035 113 112
6.000% due 2035 21 22
5.500% due 2036 62 64
5.500% due 2037 46 47
5.500% due 2038 196 202
6.000% due 2039 13 14
4.500% due 2040 47 47
5.500% due 2040 196 202
4.000% due 2041 53 52
3.500% due 2043 552 520
4.000% due 2043 60 58
4.000% due 2044 305 294
3.500% due 2045 439 409
4.000% due 2045 237 227
4.000% due 2046 609 582
4.500% due 2046 148 146
4.000% due 2047 201 191
4.500% due 2047 42 41
4.000% due 2048 256 244
5.000% due 2048 580 582
3.000% due 2049 2,259 1,985
4.000% due 2049 258 246
2.000% due 2051 3,717 3,024
4.000% due 2052 6,491 6,117
5.000% due 2052 2,494 2,476
5.500% due 2052 4,386 4,440
5.000% due 2053 5,426 5,386
5.500% due 2053 8,392 8,490
5.500% due 2054 6,414 6,494
5.000% due 2055 2,631 2,596
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
4.500% 2,600 2,501
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 224 234
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 3
Freddie Mac
5.500% due 2032 2 2
7.500% due 2032 3 3
5.500% due 2034 7 7
4.000% due 2040 238 231
5.500% due 2041 69 71
3.500% due 2044 56 53
4.000% due 2044 193 186
4.000% due 2045 393 377
3.500% due 2046 51 47
4.000% due 2047 347 331
4.500% due 2048 149 146
3.000% due 2050 5,089 4,516
2.500% due 2051 1,125 962
3.500% due 2051 1,538 1,409
3.500% due 2052 3,467 3,165
4.000% due 2052 5,022 4,732
5.000% due 2052 2,571 2,552
5.500% due 2053 12,258 12,423
5.500% due 2055 6,123 6,192
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 138 141
Series 2006-R007 Class ZA
6.000% due 05/15/36 83 86
Series 2010-3632 Class PK
5.000% due 02/15/40 24 24
Series 2012-4019 Class JD
3.000% due 05/15/41 17 17
Ginnie Mae II
4.500% due 2042 62 61
2.500% due 2052 3,527 3,022
5.500% due 2053 1,080 1,098
5.500% due 2055 6,471 6,555
30 Year TBA(Ï)
5.000% 15,400 15,268
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 1,657 1,677
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 125 112
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,703 1,537
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,326 2,185
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 402 361
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 1,777 1,661

See accompanying notes which are an integral part of the financial statements.
384 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,401 2,158
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,129 1,009
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,162 1,037
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 495 441
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 704 639
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.807% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,860 1,861
Series 2024-FL14 Class A
5.392% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 3,284 3,290
MF1, LLC
Series 2026-FL22 Class A
1.000% due 11/18/43 6,633 6,633
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.470% due 09/13/39 (~)(Ê)(Þ) 10,103 32
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 6
Preston Ridge Partners Mortgage Trust
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 2,393 2,372
Series 2023-RCF2 Class A2
4.000% due 11/25/53 (~)(Ê)(Þ) 1,000 982
Series 2023-RCF2 Class A3
4.000% due 11/25/53 (~)(Ê)(Þ) 1,344 1,318
Series 2024-RCF1 Class A2
4.000% due 01/25/54 (~)(Ê)(Þ) 552 542
Series 2024-RCF6 Class A3
4.000% due 10/25/64 (~)(Ê)(Þ) 1,580 1,530
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,298 1,294
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 1,965 1,945
Series 2026-RCF1 Class A3
5.305% due 01/25/56 (~)(Ê)(Þ) 1,000 998
Series 2026-RCF2 Class A1
5.500% due 03/25/56 (~)(Ê)(Þ) 2,782 2,802
RFR Trust
Series 2025-SGRM Class B
5.863% due 03/11/41 (~)(Ê)(Þ) 3,086 3,108
Series 2025-SGRM Class C
6.013% due 03/11/41 (~)(Ê)(Þ) 2,425 2,429
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.898% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,116
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.075% due 01/13/46 (~)(Ê)(Þ) 5,140 5,063
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,480 1,478
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,863 2,881
219,685
Municipal Bonds - 0.1%
Georgia Municipal Electric Authority
Revenue Bonds
6.637% due 04/01/57 368 392
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 641
1,033
Non-US Bonds - 2.4%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 5,900 6,928
OCP Euro CLO DAC
Series 2026-15A Class A
3.438% due 04/18/39 (3 Month
EURIBOR + 1.200%)(Ê)(Þ) EUR 2,900 3,403
Rre 28 Loan Management DAC
Series 2026-28A Class A1
3.451% due 04/15/39 (3 Month
EURIBOR + 1.190%)(Ê)(Þ) EUR 5,400 6,330
Vantage Data Centers Germany
Borrower Lux SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,941 3,423
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,217 4,390
24,474
United States Government Treasuries - 23.1%
United States Treasury Notes
2.375% due 05/15/27 4,168 4,108
0.500% due 05/31/27 8,158 7,875
6.375% due 08/15/27 6,832 7,042
0.625% due 12/31/27 3,671 3,479
4.250% due 01/15/28 9,600 9,657
2.750% due 02/15/28 6,391 6,266
1.250% due 03/31/28 8,100 7,708
2.875% due 05/15/28 6,246 6,122
3.875% due 06/15/28 4,420 4,419
1.250% due 09/30/28 6,597 6,197
3.125% due 11/15/28 6,937 6,806
1.500% due 11/30/28 4,456 4,195
3.875% due 04/15/29 220 220
2.375% due 05/15/29 5,671 5,422
4.250% due 06/30/29 4,005 4,043
1.625% due 08/15/29 3,558 3,308
3.625% due 08/31/29 6,598 6,533
4.000% due 10/31/29 3,971 3,977

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 385
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 05/15/30 5,001 4,379
0.625% due 08/15/30 5,923 5,143
0.875% due 11/15/30 6,400 5,575
4.375% due 11/30/30 5,456 5,537
1.125% due 02/15/31 5,548 4,856
3.875% due 03/31/31 3,675 3,651
3.875% due 04/30/31 2,615 2,598
1.625% due 05/15/31 7,004 6,236
1.250% due 08/15/31 4,753 4,120
1.875% due 02/15/32 1,034 915
2.875% due 05/15/32 4,530 4,225
2.750% due 08/15/32 1,697 1,565
4.125% due 11/15/32 2,371 2,363
3.500% due 02/15/33 3,101 2,974
4.250% due 03/31/33 1,115 1,118
3.375% due 05/15/33 2,498 2,371
4.500% due 11/15/33 3,609 3,667
4.000% due 02/15/34 1,900 1,866
4.375% due 05/15/34 2,773 2,790
3.875% due 08/15/34 6,302 6,116
4.250% due 11/15/34 2,665 2,652
4.625% due 02/15/35 1,265 1,292
4.250% due 05/15/35 6,934 6,882
4.125% due 02/15/36 4,892 4,789
1.375% due 11/15/40 1,254 802
1.875% due 02/15/41 538 370
2.250% due 05/15/41 2,192 1,585
1.750% due 08/15/41 1,448 961
3.125% due 11/15/41 1,780 1,445
2.750% due 11/15/42 3,977 3,000
3.750% due 11/15/43 1,515 1,301
3.125% due 08/15/44 1,692 1,314
4.625% due 11/15/44 1,287 1,234
5.000% due 05/15/45 551 553
2.875% due 08/15/45 3,420 2,515
4.625% due 02/15/46 4,473 4,272
3.000% due 02/15/48 3,342 2,438
3.125% due 05/15/48 2,956 2,201
3.375% due 11/15/48 1,567 1,214
2.375% due 11/15/49 648 408
1.250% due 05/15/50 1,750 821
1.375% due 08/15/50 1,126 544
1.625% due 11/15/50 1,062 547
1.875% due 02/15/51 4,234 2,322
2.000% due 08/15/51 1,138 640
1.875% due 11/15/51 3,932 2,132
2.250% due 02/15/52 2,498 1,486
2.875% due 05/15/52 2,782 1,905
3.625% due 05/15/53 1,856 1,469
4.750% due 11/15/53 1,710 1,642
4.625% due 02/15/55 1,781 1,677
4.750% due 05/15/55 2,070 1,990
4.750% due 08/15/55 1,296 1,247
4.625% due 11/15/55 2,147 2,025
4.750% due 02/15/56 3,369 3,244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
234,361
Total Long-Term Fixed
Income Investments
(cost $953,637) 936,905
Short-Term Investments - 8.5%
U.S. Cash Management Fund(@) 86,431,416 (∞) 86,414
Total Short-Term Investments
(cost $86,409) 86,414
Total Investments - 100.8%
(identified cost $1,040,046) 1,023,319
Other Assets and Liabilities,
Net - (0.8)%
(8,027)
Net Assets - 100.0%
1,015,292

See accompanying notes which are an integral part of the financial statements.
386 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
28.7%
180 Medical, Inc. 10/14/25 396,000 97.20 385
382
7-Eleven, Inc. 07/30/25 455,000 86.93 396
396
ACREC LLC 01/08/26 3,360,000 100.00 3,360
3,365
Adani Electricity Mumbai, Ltd. 04/06/26 377,000 92.61 349
355
Adani Ports and Special Economic Zone, Ltd. 10/14/25 426,000 97.90 417
415
Aircastle , Ltd. 08/07/24 187,000 95.85 179
181
Alcon Finance Corp. 12/02/25 608,000 96.16 585
578
Alimentation Couche-Tard, Inc. 04/07/26 457,000 98.92 452
452
Alliant Energy Finance LLC 07/07/25 441,000 103.65 457
456
Anglo American Capital PLC 04/03/24 640,000 99.70 638
660
Antero Resources Corp. 12/11/24 289,000 98.87 286
291
Apna Park CLO DAC 10/07/25 EUR 5,900,000 116.51 6,874
6,928
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,120,000 99.76 2,115
2,121
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,300,000 99.76 1,297
1,300
Arbor Realty Commercial Real Estate Notes LLC 03/12/26 5,230,000 100.00 5,230
5,238
Arbor Realty Commercial Real Estate Notes, Ltd. 11/23/22 674,290 97.30 656
675
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,505,609 100.03 1,506
1,506
Athene Global Funding 09/24/24 855,000 96.34 824
816
Atlas Warehouse Lending Co., LP 11/07/25 935,000 99.91 934
923
Atlas Warehouse Lending Co., LP 01/13/26 715,000 99.72 713
700
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.14 1,152
1,184
Avolon Holdings Funding, Ltd. 01/16/24 1,400,000 100.65 1,409
1,431
Avolon Holdings Funding, Ltd. 05/08/24 290,000 100.19 291
297
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.72 1,964
1,977
Avolon Holdings Funding, Ltd. 03/24/25 520,000 99.68 518
526
BAE Systems PLC 03/19/24 1,030,000 99.56 1,025
1,052
Bain Capital Credit CLO, Ltd. 09/18/25 1,850,000 100.00 1,850
1,850
Banco de Credito del Peru S.A. 03/02/26 320,000 102.22 327
321
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 01/14/26 437,000 103.61 453
449
Bangkok Bank PCL 01/07/25 330,000 109.15 360
365
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,407
Basin Electric Power Cooperative 10/06/25 680,000 99.85 679
663
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 02/10/26 297,000 102.43 304
302
BDS LLC 11/20/25 4,689,000 100.00 4,689
4,693
Bimbo Bakeries USA, Inc. 10/14/25 421,000 104.24 439
434
BNP Paribas SA 08/07/24 177,000 96.88 171
175
BNP Paribas SA 08/01/25 259,000 101.89 264
263
Booz Allen Hamilton, Inc. 06/12/25 587,000 97.10 570
575
BRAVO Residential Funding Trust 10/09/24 651,954 99.99 652
653
BRAVO Residential Funding Trust 04/08/25 4,630,744 99.99 4,630
4,649
BRCK Trust 11/26/25 5,090,000 100.96 5,139
5,073
BRCK Trust 12/23/25 551,000 100.32 553
547
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.05 1,471
1,478
Broadcom, Inc. 05/05/20 508,000 93.97 477
495
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
867
Business Jet Securities LLC 09/06/24 931,497 100.00 931
930
BX Commercial Mortgage Trust 01/24/24 7,432,000 99.09 7,364
7,386
BX Commercial Mortgage Trust 05/02/24 1,571,860 99.77 1,568
1,572
BX Commercial Mortgage Trust 05/02/24 2,737,000 99.77 2,731
2,738
BX Commercial Mortgage Trust 02/20/25 1,013,104 99.81 1,011
1,008
BX Commercial Mortgage Trust 02/20/25 3,415,079 99.81 3,408
3,409
BX Commercial Mortgage Trust 07/24/25 623,675 100.03 624
621
BX Commercial Mortgage Trust 07/24/25 465,358 99.91 465
462
BX Commercial Mortgage Trust 02/05/26 6,734,000 100.00 6,734
6,677
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.49 2,682
2,283
Cantor Fitzgerald, LP 11/14/22 605,000 98.43 595
604
Carnival Corp. 06/12/25 351,000 97.89 344
343
Celulosa Arauco y Constitucion SA 08/01/25 249,000 96.06 239
237
Chase Home Lending Mortgage Trust 07/22/20 797,382 100.00 797
821
Chase Home Lending Mortgage Trust 01/25/24 1,002,488 100.36 1,006
1,007
Cheniere Energy, Inc. 03/05/26 585,000 99.66 583
578
Chile Electricity MPC SARL 08/14/23 920,200 100.01 920
957

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 387
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Churchill Middle Market CLO LLC 02/24/25 1,700,000 100.00 1,700
1,701
Citadel, LP 09/11/19 615,000 99.97 615
615
CLI Funding LLC 07/24/24 1,357,965 100.47 1,364
1,372
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 102.93 316
317
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.86 99
111
Constellation Insurance, Inc. 01/16/20 615,000 102.71 632
615
Continental Resources, Inc. 10/25/24 515,000 98.48 507
509
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 06/12/25 278,000 97.61 271
269
Credit Agricole SA 09/13/23 196,000 93.55 183
193
Credit Agricole SA 08/01/25 476,000 102.17 486
484
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 311,000 96.70 301
303
Danske Bank A/S 09/25/24 905,000 100.00 905
901
DBGS Mortgage Trust 04/03/19 1,961,000 100.89 1,979
1,626
DK Trust 03/01/24 2,292,000 100.00 2,292
2,292
Drawbridge Special Opportunities Fund, LP/Drawbridge Special
Opportunities Finance 09/10/25 775,000 99.51 771
735
DT Midstream, Inc. 06/12/25 324,000 96.67 313
317
Eagle RE, Ltd. 09/20/23 124,462 100.00 124
124
Electricite de France SA 04/15/26 1,105,000 99.09 1,095
1,071
Element Fleet Management Corp. 08/01/25 494,000 104.51 516
515
Ellington Financial Mortgage Trust 12/10/24 1,292,744 99.99 1,293
1,296
Enel Finance International NV 07/12/24 214,000 97.08 208
210
Enel Finance International NV 07/07/25 426,000 94.95 404
405
Enel Finance International NV 09/23/25 1,305,000 99.81 1,303
1,292
Engie Energia Chile SA 04/06/26 342,000 93.75 321
324
Farmers Exchange Capital 03/27/25 705,000 102.85 725
730
Farmers Exchange Capital III 10/12/16 660,000 93.84 619
603
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
721
FIGRE Trust 04/28/23 457,891 99.45 455
462
FIGRE Trust 03/19/24 1,822,117 100.03 1,823
1,850
FIGRE Trust 07/19/24 524,846 101.23 531
535
FIGRE Trust 09/09/24 1,030,058 100.00 1,030
1,032
FIGRE Trust 10/31/24 865,411 100.10 866
872
FIGRE Trust 12/11/24 1,224,526 99.99 1,224
1,232
FIGRE Trust 02/20/25 325,491 103.41 337
338
FIGRE Trust 03/20/25 1,054,635 99.99 1,055
1,061
FIGRE Trust 08/21/25 845,860 99.99 846
845
FIGRE Trust 11/21/25 893,222 100.00 893
890
FirstEnergy Pennsylvania Electric Co. 08/01/25 511,000 97.96 501
500
Flatiron CLO, Ltd. 11/01/24 2,900,000 100.00 2,900
2,904
Flatiron CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,200
Flutter Treasury DAC 10/08/25 595,000 102.83 612
604
Fortitude Group Holdings LLC 03/26/25 650,000 99.87 649
666
Foundry JV Holdco LLC 02/04/25 1,880,000 102.86 1,934
1,959
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
923
Fresenius Medical Care US Finance III, Inc. 05/08/25 486,000 97.22 472
470
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 687,617 80.87 556
568
Gartner, Inc. 05/08/25 418,000 93.75 392
383
GBX Leasing LLC 01/27/26 1,796,387 99.97 1,796
1,755
GFL Environmental, Inc. 05/08/25 285,000 96.70 276
278
Glencore Funding LLC 03/24/25 855,000 100.00 855
868
Goldman Sachs Private Credit Corp. 02/18/26 810,000 99.55 806
800
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
705
Health Care Service Corp. A Mutual Legal Reserve Co. 12/11/25 745,000 102.37 763
755
Home RE, Ltd. 05/09/25 2,940,000 112.54 3,309
3,267
Honeywell Aerospace, Inc. 03/10/26 950,000 100.00 950
939
Honeywell Aerospace, Inc. 03/10/26 865,000 100.00 865
850
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.76 998
945
Hudson Yards Mortgage Trust 01/07/25 1,657,000 100.64 1,668
1,677
HUT 8 DC LLC 04/27/26 630,000 100.00 630
636
Imperial Brands Finance PLC 06/24/25 870,000 99.80 868
871
Imperial Brands Finance PLC 10/14/25 467,000 98.89 462
457
Industrias Penoles SAB de CV 12/02/25 384,000 98.20 377
377
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 97.11 299
304

See accompanying notes which are an integral part of the financial statements.
388 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
InRetail Consumer 12/11/23 272,000 93.99 256
262
Intercorp Financial Services, Inc. 10/14/25 432,000 99.53 430
428
International Flavors & Fragrances, Inc. 07/24/24 145,000 95.45 138
139
ITC Holdings Corp. 06/12/25 328,000 100.44 329
329
Jackson National Life Global Funding 01/14/26 433,000 100.29 434
428
JPMorgan Mortgage Trust 03/30/21 125,011 101.83 127
112
JPMorgan Mortgage Trust 04/26/21 2,326,368 101.52 2,362
2,185
JPMorgan Mortgage Trust 06/24/21 1,777,013 102.23 1,817
1,661
JPMorgan Mortgage Trust 02/24/22 495,159 97.75 484
441
JPMorgan Mortgage Trust 04/27/22 703,724 96.00 676
639
JPMorgan Mortgage Trust 01/19/23 1,162,275 90.43 1,051
1,037
JPMorgan Mortgage Trust 01/30/23 1,703,243 89.71 1,528
1,537
JPMorgan Mortgage Trust 01/31/23 401,701 89.84 361
361
JPMorgan Mortgage Trust 03/10/23 2,400,589 88.96 2,136
2,158
JPMorgan Mortgage Trust 04/20/23 1,129,294 88.94 1,004
1,009
JPMorgan Mortgage Trust 06/22/23 892,723 100.00 893
894
JPMorgan Mortgage Trust 05/29/24 966,152 100.20 968
965
JPMorgan Mortgage Trust 01/29/25 595,848 99.99 596
599
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,240
JPMorgan Mortgage Trust 03/18/25 1,691,375 99.99 1,691
1,697
JPMorgan Mortgage Trust 07/30/25 1,786,209 100.00 1,786
1,786
JPMorgan Mortgage Trust 09/26/25 869,168 99.99 869
866
JPMorgan Mortgage Trust 10/22/25 828,156 100.00 828
827
JPMorgan Mortgage Trust 02/18/26 1,235,122 100.28 1,239
1,225
LG Energy Solution, Ltd. 11/03/25 462,000 103.06 476
472
LLPL Capital Pte, Ltd. 02/10/25 274,237 101.35 278
280
Louisiana-Pacific Corp. 11/03/25 402,000 96.66 389
386
LSEG US Fin Corp. 03/16/26 500,000 99.04 495
498
Magnetite CLO, Ltd. 01/28/25 1,510,000 100.00 1,510
1,510
Maple Parent Holdings Corp. 03/12/26 780,000 99.94 780
780
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
641
Massachusetts Mutual Life Insurance Co. 12/05/22 1,090,000 66.76 728
644
Mattel, Inc. 02/25/25 402,000 96.36 387
391
Meritage Homes Corp. 06/12/25 408,000 96.80 395
397
Mexico Generadora de Energia S de RL de CV 12/02/25 505,590 102.25 517
508
MF1 Multifamily Housing Mortgage Trust 05/13/22 1,859,741 99.24 1,846
1,861
MF1 Multifamily Housing Mortgage Trust 01/30/24 3,284,024 100.05 3,286
3,290
MF1 Multifamily Housing Mortgage Trust 10/16/25 1,238,547 100.03 1,239
1,239
Midwest Connector Capital Co. LLC 03/25/25 307,000 99.12 304
305
Monongahela Power Co. 07/26/23 665,000 98.07 652
661
Monongahela Power Co. 09/12/23 600,000 99.52 597
628
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.10 6
6
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.31 32
32
MSCI, Inc. 03/25/25 312,000 93.57 292
295
Nationwide Mutual Insurance Co. 09/15/23 700,000 123.88 867
901
NBK SPC, Ltd. 04/15/26 263,000 102.54 270
269
New York Life Insurance Co. 07/07/25 680,000 103.96 707
713
News Corp. 06/12/25 420,000 96.07 403
406
NGPL PipeCo LLC 10/02/19 297,000 121.64 361
344
Nordea Bank Abp 08/01/25 492,000 99.38 489
489
NRG Energy, Inc. 04/16/24 558,000 95.08 531
539
NRG Energy, Inc. 09/24/25 835,000 100.00 835
819
NRG Energy, Inc. 04/14/26 620,000 100.00 620
616
NTT Finance Corp. 07/09/25 1,860,000 100.44 1,868
1,866
OCP CLO, Ltd. 04/01/25 600,000 99.95 600
601
OCP CLO, Ltd. 09/17/25 1,400,000 100.00 1,400
1,402
OCP Euro CLO DAC 02/13/26 EUR 2,900,000 118.75 3,444
3,403
Ohio Edison Co. 07/11/25 740,000 100.69 745
748
Open Text Corp. 08/01/23 290,000 100.76 292
297
Pacific Life Insurance Co. 06/15/18 255,000 92.51 236
202
Pernod Ricard International Finance LLC 06/12/25 420,000 94.03 395
395
Preston Ridge Partners Mortgage Trust 06/09/23 2,392,963 94.22 2,255
2,372
Preston Ridge Partners Mortgage Trust 02/03/25 1,297,893 97.93 1,271
1,294
Preston Ridge Partners Mortgage Trust 08/08/25 1,965,026 98.71 1,940
1,945
Preston Ridge Partners Mortgage Trust 01/22/26 1,000,000 99.99 1,000
998

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 389
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Preston Ridge Partners Mortgage Trust 02/19/26 1,580,000 98.13 1,550
1,530
Preston Ridge Partners Mortgage Trust 02/27/26 1,344,000 99.11 1,332
1,318
Preston Ridge Partners Mortgage Trust 02/27/26 552,000 99.14 547
542
Preston Ridge Partners Mortgage Trust 03/03/26 1,000,000 98.82 988
982
Preston Ridge Partners Mortgage Trust 03/26/26 2,782,474 99.93 2,780
2,802
Prologis Targeted US Logistics Fund, LP 02/24/26 710,000 99.60 707
690
Promigas SA ESP / Gases del Pacifico SAC 03/02/26 278,000 94.27 262
260
Protective Life Corp. 11/18/25 820,000 99.79 818
812
PSEG Power LLC 05/14/25 1,095,000 99.65 1,091
1,115
PSEG Power LLC 07/07/25 795,000 101.31 805
807
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 04/06/26 530,000 100.00 530
516
Radnor RE, Ltd. 11/24/25 571,568 100.86 576
574
Raizen Fuels Finance SA 06/26/25 785,000 98.87 776
430
RCKT Mortgage Trust 02/15/24 787,537 99.97 787
790
RCKT Mortgage Trust 03/19/24 1,104,647 99.97 1,104
1,112
RCKT Mortgage Trust 06/27/24 1,412,576 101.07 1,428
1,425
RCKT Mortgage Trust 08/14/24 921,819 99.97 922
922
RCKT Mortgage Trust 12/12/24 614,703 100.63 619
619
RCKT Mortgage Trust 12/12/24 2,551,248 99.98 2,551
2,561
RCKT Mortgage Trust 02/26/25 2,542,443 99.99 2,542
2,551
RCKT Mortgage Trust 04/24/25 815,358 100.43 819
821
RD Michigan Property Owner I LLC 04/24/26 480,000 98.75 474
481
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.82 998
1,001
Reliance Industries, Ltd. 02/07/24 364,000 97.90 356
359
Repsol E&P Capital Markets US LLC 09/09/25 790,000 100.00 790
800
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.73 390
334
RFR Trust 02/18/25 3,086,000 100.12 3,090
3,108
RFR Trust 02/18/25 2,425,000 99.99 2,425
2,429
Rre 28 Loan Management DAC 02/10/26 EUR 5,400,000 118.96 6,424
6,330
Sabal Trail Transmission LLC 08/07/24 515,000 98.79 509
510
Saluda Grade Alternative Mortgage Trust 02/07/24 709,523 102.00 724
729
Saluda Grade Alternative Mortgage Trust 04/05/24 2,327,000 99.98 2,327
2,362
Saluda Grade Alternative Mortgage Trust 10/16/24 824,279 101.34 835
832
Saluda Grade Alternative Mortgage Trust 03/13/25 963,891 102.43 987
990
Saluda Grade Alternative Mortgage Trust 07/10/25 2,269,309 100.00 2,269
2,287
Saudi Arabian Oil Co. 08/01/23 336,000 89.20 300
296
Scentre Group Trust 2 09/25/24 1,050,000 99.16 1,041
1,056
SMBC Aviation Capital Finance DAC 11/19/25 1,090,000 99.90 1,089
1,069
Smithfield Foods, Inc. 12/02/25 416,000 89.25 371
367
Societe Generale SA 11/12/24 785,000 100.00 785
790
Societe Generale SA 06/12/25 269,000 100.69 271
278
Societe Generale SA 10/14/25 405,000 101.01 409
406
Societe Generale SA 01/05/26 935,000 99.95 935
926
Sompo Holdings, Inc. 04/15/26 955,000 99.87 954
940
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,168,000 99.82 1,166
1,171
Stellantis Finance US, Inc. 03/12/25 870,000 99.93 869
877
Swiss Re Finance Luxembourg SA 03/02/26 361,000 100.90 364
359
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.77 1,114
1,116
Texas Eastern Transmission, LP 11/13/19 178,000 100.83 179
175
Textainer Marine Containers VII, Ltd. 08/06/24 1,875,867 100.00 1,876
1,865
TORY Commercial Mortgage Trust 01/09/26 5,140,000 100.00 5,140
5,063
Transportadora de Gas Internacional SA ESP 06/12/25 449,000 101.09 454
450
UBS Group AG 01/05/26 370,000 100.00 370
376
United Airlines, Inc. 12/03/25 1,942,000 99.06 1,930
1,916
United Rentals NA, Inc. 05/07/25 374,000 101.23 379
380
UPM- Kymmene Oyj 12/02/25 589,000 104.86 618
613
Vantage Data Centers Germany Borrower Lux SARL 05/22/25 EUR 2,941,000 112.78 3,317
3,423
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 3,217,000 129.21 4,157
4,390
Var Energi ASA 08/01/23 436,000 105.68 461
497
VDCM Commercial Mortgage Trust 06/24/25 2,863,000 100.00 2,863
2,881
VDCM Commercial Mortgage Trust 06/24/25 1,480,000 100.00 1,480
1,478
VICI Properties, LP / VICI Note Co., Inc. 03/25/25 223,000 96.59 215
217
Videotron, Ltd. 05/07/25 276,000 95.63 264
268
Vistra Operations Co. LLC 11/19/24 1,325,000 100.05 1,326
1,336

See accompanying notes which are an integral part of the financial statements.
390 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Vistra Operations Co. LLC 10/01/25 775,000 99.70 773
752
Vistra Operations Co. LLC 10/01/25 1,200,000 99.94 1,199
1,178
Vistra Operations Co. LLC 10/01/25 1,140,000 99.98 1,140
1,127
Vistra Operations Co. LLC 11/03/25 515,000 99.08 510
505
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,902
Woori Bank 01/14/26 306,000 104.43 320
317
Yara International ASA 12/11/24 177,000 99.53 176 177
291,462
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 24 USD 1,726 06/26
14
British Pound Currency Futures 43 USD 3,655 06/26
46
Commonwealth 10 Year Treasury Bond Futures 102 AUD 10,920 06/26
(107)
Euro Currency Futures 21 USD 3,087 06/26
25
Long Gilt Futures 68 GBP 5,888 06/26
(480)
New Zealand Dollar Currency Futures 58 USD 3,431 06/26
105
United States 2 Year Treasury Note Futures 241 USD 49,917 06/26
(446)
United States 5 Year Treasury Note Futures 272 USD 29,331 06/26
(483)
United States 10 Year Treasury Note Futures 648 USD 71,665 06/26
(1,244)
United States 10 Year Ultra Treasury Note Futures 872 USD 98,414 06/26
(2,242)
United States Treasury Long Bond Futures 93 USD 10,494 06/26
(439)
United States Treasury Ultra Bond Futures 324 USD 37,270 06/26 (1,684)
Short Positions
Euro- Bobl Futures 20 EUR 2,309 06/26
51
Euro-Bund Futures 79 EUR 9,903 06/26
215
Japanese 10 Year Government Bond Futures 18 JPY 2,326,680 06/26
265
Japanese Yen Currency Futures 21 USD 1,684 06/26
(15)
Norwegian Krone Currency Futures 8 USD 1,725 06/26
(89)
Swedish Krona Currency Futures 8 USD 1,738 06/26
8
Swiss Franc Currency Futures 32 USD 5,143 06/26
40
United States 2 Year Treasury Note Futures 143 USD 29,619 06/26
151
United States 5 Year Treasury Note Futures 195 USD 21,028 06/26
90
United States 10 Year Ultra Treasury Note Futures 301 USD 33,971 06/26 962
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,257)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Goldman Sachs USD 104 GBP 77 06/18/26 1
Morgan Stanley EUR 68 USD 80 05/13/26 —
Royal Bank of Canada EUR 17,228 USD 20,242 05/13/26 15
Royal Bank of Canada GBP 3,365 USD 4,475 06/18/26 (104)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (88)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 391
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 52,218 $ —
$ —
$ 52,218
Corporate Bonds and Notes — 297,378 —
—
297,378
International Debt — 107,756 —
—
107,756
Mortgage-Backed Securities — 219,685 —
—
219,685
Municipal Bonds — 1,033 —
—
1,033
Non-US Bonds — 24,474 —
—
24,474
United States Government Treasuries — 234,361 —
—
234,361
Short-Term Investments — — — 86,414 86,414
Total Investments
— 936,905 — 86,414 1,023,319
Other Financial Instruments
Assets
Futures Contracts 1,972 — — — 1,972
Foreign Currency Exchange Contracts — 16 — — 16
Liabilities
Futures Contracts (7,229) — — — (7,229)
Foreign Currency Exchange Contracts — (104) — — (104)
Total Other Financial Instruments
*
$ (5,257) $ (88) $ — $ — $ (5,345)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia ......................................................................................
1,924
0 .2
Belgium .......................................................................................
1,541
0 .2
Bermuda ......................................................................................
3,841
0 .4
Brazil ...........................................................................................
1,016
0 .1
Canada .........................................................................................
11,647
1 .1
Cayman Islands ...........................................................................
14,476
1 .4
Chile ............................................................................................
1,905
0 .2
China ...........................................................................................
1,865
0 .2
Colombia .....................................................................................
710
0 .1

See accompanying notes which are an integral part of the financial statements.
392 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Denmark ......................................................................................
901
0 .1
Finland ........................................................................................
1,102
0 .1
France ..........................................................................................
4,586
0 .5
Germany ......................................................................................
3,249
0 .3
India ............................................................................................
1,129
0 .1
Indonesia .....................................................................................
280
— **
Ireland .........................................................................................
27,678
2 .7
Italy .............................................................................................
1,907
0 .2
Japan ...........................................................................................
3,556
0 .3
Jersey ...........................................................................................
8,295
0 .8
Kuwait .........................................................................................
269
— **
Luxembourg ................................................................................
3,423
0 .3
Mexico ........................................................................................
5,483
0 .5
Netherlands .................................................................................
551
0 .1
Norway ........................................................................................
497
— **
Peru .............................................................................................
1,011
0 .1
Poland .........................................................................................
622
0 .1
Saudi Arabia ................................................................................
1,001
0 .1
South Africa ................................................................................
660
0 .1
South Korea ................................................................................
789
0 .1
Spain ...........................................................................................
2,035
0 .2
Switzerland .................................................................................
735
0 .1
Thailand ......................................................................................
365
— **
United Arab Emirates ..................................................................
568
0 .1
United Kingdom ..........................................................................
22,613
2 .2
United States ...............................................................................
891,089
87 .8
Total Investments ...................................................................
1,023,319
100 .8
** Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 393
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 16 $ —
Variation margin on futures contracts* 238 1,734
Total
$ 254 $ 1,734
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 104 $ 7,125
Unrealized depreciation on foreign currency exchange contracts 104 —
Total
$ 208 $ 7,125
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 3,820
Foreign currency exchange contracts (147) —
Total
$ (147) $ 3,820
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 135 $ (8,470)
Foreign currency exchange contracts (160) —
Total
$ (25) $ (8,470)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
394 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 16 $ — $ 16
Total Financial and Derivative Assets
16 — 16
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 16 $ — $ 16
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Goldman Sachs
$ 1 $ — $ — $ 1
Royal Bank of Canada
15 15 — —
Total
$ 16 $ 15 $ — $ 1

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 104 $ — $ 104
Total Financial and Derivative Liabilities
104 — 104
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 104 $ — $ 104
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Royal Bank of Canada $ 104 $ 15 $ — $ 89
Total
$ 104 $ 15 $ — $ 89
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,040,046
Investments, at fair value(>) ........................................................................................................................................................
1,023,319
Cash .............................................................................................................................................................................................. 403
Foreign currency holdings(^) ....................................................................................................................................................... 19
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 16
Receivables:
Dividends and interest ...................................................................................................................................................... 8,092
Dividends from affiliated funds ....................................................................................................................................... 247
Investments sold ............................................................................................................................................................... 9,490
Fund shares sold ............................................................................................................................................................... 1,376
From broker(a) ................................................................................................................................................................. 11,678
Variation margin on futures contracts .............................................................................................................................. 135
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
1,054,780
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 33,065
Fund shares redeemed ...................................................................................................................................................... 495
Accrued fees to affiliates .................................................................................................................................................. 343
Other accrued expenses .................................................................................................................................................... 96
Variation margin on futures contracts .............................................................................................................................. 5,385
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 104
Total liabilities ...........................................................................................................................................................
39,488
Net Assets ...............................................................................................................................................................
$ 1,015,292

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (103,633)
Shares of beneficial interest .........................................................................................................................................................
561
Additional paid-in capital ............................................................................................................................................................
1,118,364
Net Assets ...............................................................................................................................................................
$ 1,015,292
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 86,414
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 19
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 11,678
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.09
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 1 8 . 7 9
Class A — Net assets ........................................................................................................................................................... $ 12,421,447
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 686,551
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.81
Class C — Net assets ........................................................................................................................................................... $ 2,347,261
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 131,811
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.10
Class M — Net assets .......................................................................................................................................................... $ 200,169,699
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,062,032
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.18
Class R6 — Net assets ......................................................................................................................................................... $ 4,410,068
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 242,526
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.09
Class S — Net assets ............................................................................................................................................................ $ 627,299,138
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 34,675,982
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.15
Class Y — Net assets ........................................................................................................................................................... $ 168,644,394
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,292,239
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 22,157
Dividend distributions from affiliated funds .................................................................................................................... 1,633
Dividends ......................................................................................................................................................................... 1
Total investment income .............................................................................................................................................................
23,791
Expenses
Advisory fees ................................................................................................................................................................... 1,258
Administrative fees .......................................................................................................................................................... 237
Custodian fees .................................................................................................................................................................. 54
Distribution fees - Class A ............................................................................................................................................... 15
Distribution fees - Class C ............................................................................................................................................... 10
Transfer agent fees - Class A ........................................................................................................................................... 12
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 190
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 628
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 81
Registration fees ............................................................................................................................................................... 66
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ..................................................................................................................................................................... 29
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 2,645
Expense reductions .......................................................................................................................................................... (310)
Net expenses ................................................................................................................................................................................
2,335
Net investment income (loss) .......................................................................................................................................................
21,456
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 754
Futures contracts .............................................................................................................................................................. 3,820
Foreign currency exchange contracts ............................................................................................................................... (147)
Foreign currency-related transactions .............................................................................................................................. 300
Net realized gain (loss) ................................................................................................................................................................
4,727
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... (13,407)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (8,335)
Foreign currency exchange contracts ............................................................................................................................... (160)
Foreign currency-related transactions .............................................................................................................................. (76)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (21,980)
Net realized and unrealized gain (loss) ........................................................................................................................................ (17,253)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,203

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 21,456 $ 43,878
Net realized gain (loss) ................................................................................................................ 4,727 (12,187)
Net change in unrealized appreciation (depreciation) ................................................................. (21,980) 29,160
Net increase (decrease) in net assets from operations ....................................................................... 4,203 60,851
Distributions
To shareholders
Class A ..................................................................................................................................... (359) (552)
Class C ..................................................................................................................................... (70) (115)
Class M .................................................................................................................................... (5,983) (8,501)
Class R6 ................................................................................................................................... (134) (287)
Class S ...................................................................................................................................... (19,471) (30,741)
Class Y ..................................................................................................................................... (5,372) (8,863)
Net decrease in net assets from distributions ..................................................................................... (31,389) (49,059)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,097 (29,895)
Total Net Increase (Decrease) in Net Assets ...................................................................
(26,089) (18,103)
Net Assets
Beginning of period ........................................................................................................................... 1,041,381 1,059,484
End of period ......................................................................................................................................
$ 1,015,292 $ 1,041,381

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 67 $ 1,230 38 $ 687
Proceeds from reinvestment of distributions 20 359 30 551
Payments for shares redeemed (53) (967) (67) (1,214)
Net increase (decrease)
34 622 1 24
Class C
Proceeds from shares sold 7 128 14 248
Proceeds from reinvestment of distributions 4 70 6 115
Payments for shares redeemed (33) (587) (36) (653)
Net increase (decrease)
(22) (389) (16) (290)
Class M
Proceeds from shares sold 2,689 49,572 3,638 65,902
Proceeds from reinvestment of distributions 327 5,983 467 8,501
Payments for shares redeemed (1,716) (31,566) (4,279) (77,896)
Net increase (decrease)
1,300 23,989 (174) (3,493)
Class R6
Proceeds from shares sold 19 344 1,416 25,649
Proceeds from reinvestment of distributions 7 134 16 287
Payments for shares redeemed (12) (233) (1,416) (25,606)
Net increase (decrease)
14 245 16 330
Class S
Proceeds from shares sold 3,400 62,351 9,297 169,643
Proceeds from reinvestment of distributions 1,063 19,421 1,685 30,647
Payments for shares redeemed (5,756) (106,002) (11,722) (213,660)
Net increase (decrease)
(1,293) (24,230) (740) (13,370)
Class Y
Proceeds from shares sold 176 3,216 894 16,268
Proceeds from reinvestment of distributions 293 5,372 486 8,863
Payments for shares redeemed (421) (7,728) (2,087) (38,22 7 )
Net increase (decrease)
48 860 (707) (13,09 6 )
Total increase (decrease)
81 $ 1,097 (1,620) $ (29,89 5 )

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.59 18.38 17.28 17.93 22.02 22.98
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.36 .75 .77 .67 .35 .28
$ Net Realized and Unrealized Gain (Loss) (.32) .30 .95 (.78) (4.07) (.20)
$ Total from Investment Operations .04 1.05 1.72 (.11) (3.72) .08
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.54) (.84) (.62) (.54) (.29) (.23)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.54) (.84) (.62) (.54) (.37) (1.04)
$ Net Asset Value, End of Period 18.09 18.59 18.38 17.28 17.93 22.02
% Total Return
(±)(ǿ)
.23 5.92 10.03 (.76) (17.16) .32
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 12,422 12,129 11,968 10,934 10,828 6,911
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.80 .80 .80 .81 .84 .82
% Expenses, Net
(Ƃ)(ɯ)
.79 .79 .78 .77 .77 .77
% Net Investment Income
(Ƃ)(ɯ)
3.94 4.09 4.20 3.65 1.75 1.24
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.30 18.11 17.04 17.69 21.78 22.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.28 .60 .63 .52 .19 .11
$ Net Realized and Unrealized Gain (Loss) (.29) .30 .93 (.77) (4.02) (.19)
$ Total from Investment Operations (.01) .90 1.56 (.25) (3.83) (.08)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.48) (.71) (.49) (.40) (.18) (.08)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.48) (.71) (.49) (.40) (.26) (.89)
$ Net Asset Value, End of Period 17.81 18.30 18.11 17.04 17.69 21.78
% Total Return
(ǿ)
(.07) 5.11 9.18 (1.50) (17.78) (.41)
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,347 2,808 3,072 3,562 4,176 6,041
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.55 1.55 1.55 1.56 1.58 1.57
% Expenses, Net
(Ƃ)(ɯ)
1.54 1.54 1.53 1.52 1.52 1.52
% Net Investment Income
(Ƃ)(ɯ)
3.17 3.34 3.48 2.88 .97 .50
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91

See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.59 18.38 17.28 17.93 21.99 22.95
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.39 .82 .84 .74 .43 .36
$ Net Realized and Unrealized Gain (Loss) (.30) .30 .95 (.78) (4.07) (.19)
$ Total from Investment Operations .09 1.12 1.79 (.04) (3.64) .17
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.58) (.91) (.69) (.61) (.34) (.32)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.58) (.91) (.69) (.61) (.42) (1.13)
$ Net Asset Value, End of Period 18.10 18.59 18.38 17.28 17.93 21.99
% Total Return
(ǿ)
.48 6.33 10.45 (.37) (16.84) .72
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 200,170 181,442 182,613 193,112 53,538 59,008
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.55 .55 .55 .56 .59 .57
% Expenses, Net
(Ƃ)(ɯ)
.40 .40 .39 .38 .38 .38
% Net Investment Income
(Ƃ)(ɯ)
4.33 4.48 4.61 4.05 2.13 1.60
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.68 18.47 17.36 18.01 22.08 23.04
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.40 .81 .85 .76 .43 .37
$ Net Realized and Unrealized Gain (Loss) (.32) .32 .95 (.80) (4.08) (.19)
$ Total from Investment Operations .08 1.13 1.80 (.04) (3.65) .18
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.58) (.92) (.69) (.61) (.34) (.33)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.58) (.92) (.69) (.61) (.42) (1.14)
$ Net Asset Value, End of Period 18.18 18.68 18.47 17.36 18.01 22.08
% Total Return
(ǿ)
.43 6.33 10.49 (.34) (16.80) .75
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,410 4,279 3,933 3,193 852 1,045
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.40 .40 .40 .42 .44 .42
% Expenses, Net
(Ƃ)(ɯ)
.37 .37 .36 .35 .35 .35
% Net Investment Income
(Ƃ)(ɯ)
4.35 4.47 4.65 4.15 2.15 1.65
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.58 18.37 17.27 17.93 21.99 22.95
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.38 .80 .83 .72 .40 .34
$ Net Realized and Unrealized Gain (Loss) (.30) .31 .94 (.79) (4.06) (.19)
$ Total from Investment Operations .08 1.11 1.77 (.07) (3.66) .15
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.57) (.90) (.67) (.59) (.32) (.30)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.57) (.90) (.67) (.59) (.40) (1.11)
$ Net Asset Value, End of Period 18.09 18.58 18.37 17.27 17.93 21.99
% Total Return
(ǿ)
.43 6.23 10.35 (.53) (16.90) .62
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 627,299 668,399 674,506 660,950 408,587 648,787
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.55 .55 .55 .56 .58 .57
% Expenses, Net
(Ƃ)(ɯ)
.50 .50 .49 .48 .48 .48
% Net Investment Income
(Ƃ)(ɯ)
4.22 4.38 4.52 3.93 1.99 1.53
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.64 18.43 17.32 17.98 22.04 23.00
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.40 .83 .86 .78 .44 .37
$ Net Realized and Unrealized Gain (Loss) (.31) .30 .95 (.82) (4.07) (.19)
$ Total from Investment Operations .09 1.13 1.81 (.04) (3.63) .18
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.58) (.92) (.70) (.62) (.35) (.33)
$ Distributions from Net Realized Gain — — — — (.08) (.81)
$ Total Distributions (.58) (.92) (.70) (.62) (.43) (1.14)
$ Net Asset Value, End of Period 18.15 18.64 18.43 17.32 17.98 22.04
% Total Return
(ǿ)
.50 6.37 10.54 (.38) (16.77) .78
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 168,644 172,324 183,392 181,552 31,536 48,672
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.35 .35 .36 .38 .39 .37
% Expenses, Net
(Ƃ)(ɯ)
.34 .34 .33 .33 .32 .32
% Net Investment Income
(Ƃ)(ɯ)
4.38 4.54 4.67 4.37 2.17 1.66
% Portfolio Turnover Rate
(ǿ)
40 82 77 77 60 91

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 200,369
Administrative fees 39,157
Distribution fees 4,032
Shareholder servicing fees 505
Transfer agent fees 95,78 5
Trustees' fees 3,490
$ 343,33 8
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 92,786 $ 198,592 $ 204,962 $ — $ (2) $ 86,414 $ 1,633 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,044,916,947 $ 8,487,177 $ (35,342,728) $ (26,855,551)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 405
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.8%
Asset-Backed Securities - 17.5%
American Express Credit Account
Master Trust
Series 2023-2 Class A
4.800% due 05/15/30 400 405
Series 2025-1 Class A
4.560% due 12/17/29 600 605
Series 2025-2 Class A
4.280% due 04/15/30 2,000 2,004
Series 2025-4 Class A
4.300% due 07/15/30 4,430 4,441
AMSR Trust
Series 2021-SFR4 Class A
2.117% due 12/17/38 (Þ) 142 140
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 146
ARI Fleet Lease Trust 2026-A
Series 2026-A Class A3
4.090% due 11/15/34 (Þ) 275 272
Avis Budget Rental Car Funding
AESOP LLC
Series 2025-4A Class A
4.400% due 02/20/32 (Þ) 1,280 1,257
Bank of America Credit Card Trust
Series 2025-A1 Class A
4.310% due 05/15/30 200 201
BMW Vehicle Lease Trust
Series 2025-1 Class A4
4.490% due 10/25/28 240 241
Series 2025-2 Class A3
3.970% due 09/25/28 2,365 2,361
BMW Vehicle Owner Trust
Series 2024-A Class A3
5.180% due 02/26/29 987 994
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Carvana Auto Receivables Trust
Series 2025-P3 Class A4
4.240% due 08/11/31 755 749
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,685 1,692
Series 2025-A1 Class A
4.160% due 07/15/30 500 500
College Ave Student Loans LLC
Series 2021-B Class A2
1.760% due 06/25/52 (Þ) 76 68
Colony American Finance, Ltd.
Series 2021-1 Class A
1.569% due 04/15/53 (Þ) 262 257
Series 2022-1 Class A
4.744% due 06/17/55 (~)(Ê)(Þ) 303 303
Credit Acceptance Auto Loan Trust
Series 2025-1A Class A
5.020% due 03/15/35 (Þ) 700 703
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 420 424
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FirstKey Homes Trust
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 757 755
Ford Credit Auto Owner Trust
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 880 891
Series 2024-B Class A3
5.100% due 04/15/29 540 544
Series 2024-D Class A3
4.610% due 08/15/29 1,000 1,006
Series 2025-B Class A3
3.910% due 04/15/30 1,565 1,558
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 270 267
Series 2025-2 Class B
4.330% due 09/15/30 215 214
GM Financial Automobile Leasing
Trust
Series 2025-3 Class B
4.410% due 08/20/29 370 370
GMF Floorplan Owner Revolving Trust
Series 2023-2 Class B
5.830% due 06/15/30 (Þ) 225 230
Hertz Vehicle Financing LLC
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 1,215 1,191
Series 2022-5A Class A
3.890% due 09/25/28 (Þ) 210 209
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,010
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 849
Series 2025-5A Class A
4.620% due 05/25/30 (Þ) 1,175 1,170
Series 2025-6A Class A
4.890% due 05/25/32 (Þ) 1,360 1,354
Hilton Grand Vacations Trust
Series 2025-1A Class A
4.880% due 05/27/42 (Þ) 470 471
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 93 95
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 863
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 873 801
Hyundai Auto Lease Securitization
Trust
Series 2026-A Class B
4.160% due 05/15/30 (Þ) 300 297
Series 2026-B Class A3
4.210% due 04/16/29 (Þ) 150 150
Hyundai Auto Receivables Trust
Series 2024-B Class A3
4.840% due 03/15/29 1,302 1,310
Series 2025-C Class A2A
3.970% due 07/17/28 563 563

See accompanying notes which are an integral part of the financial statements.
406 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Floorplan Master Owner Trust
Series 2025-1A Class A
4.010% due 10/15/30 (Þ) 885 878
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 170 165
John Deere Owner Trust
Series 2024-C Class A3
4.060% due 06/15/29 403 403
Series 2025-B Class A2A
4.280% due 07/17/28 782 783
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
4.219% due 01/25/37 (CME Term
SOFR 1 Month + 0.564%)(Ê) 173 170
Mercedes-Benz Auto Lease Trust
Series 2025-B Class A3
3.880% due 04/16/29 1,205 1,199
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 248 248
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
4.624% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 60 63
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 51 49
Navient Private Education Refi Loan
Trust
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 28 26
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 298 270
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 173 155
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 213 207
Nelnet Student Loan Trust
Series 2021-CA Class AFX
1.320% due 04/20/62 (Þ) 256 241
Nissan Auto Receivables Owner Trust
Series 2025-A Class A3
4.490% due 12/17/29 500 502
Series 2025-B Class A3
3.990% due 04/15/30 950 946
PFS Financing Corp.
Series 2025-B Class A
4.850% due 02/15/30 (Þ) 880 888
Series 2025-D Class A
4.470% due 05/15/30 (Þ) 530 531
Series 2025-F Class A
4.400% due 08/15/30 (Þ) 350 350
Progress Residential Trust
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 166 165
Series 2025-SFR4 Class A
4.300% due 08/17/42 (Þ) 325 316
Series 2025-SFR6 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/17/42 (Þ) 835 804
Series 2026-SFR1 Class A
3.850% due 02/17/43 (Þ) 400 380
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 136 136
Series 2023-CES1 Class A1B
6.866% due 06/25/43 (~)(Ê)(Þ) 128 128
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 126 127
Series 2024-CES8 Class A1A
5.490% due 11/25/44 (~)(Ê)(Þ) 643 644
Series 2025-CES1 Class A1A
5.653% due 01/25/45 (~)(Ê)(Þ) 637 640
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 602 604
Series 2025-CES7 Class A1A
5.377% due 07/25/55 (~)(Ê)(Þ) 230 231
Series 2025-CES7 Class A1B
5.478% due 07/25/55 (~)(Ê)(Þ) 115 115
Series 2025-CES8 Class A1B
5.249% due 08/25/55 (~)(Ê)(Þ) 144 144
Series 2025-CES10 Class A1A
4.894% due 11/25/55 (~)(Ê)(Þ) 1,158 1,150
Series 2025-CES10 Class A1B
4.995% due 11/25/55 (~)(Ê)(Þ) 311 309
Series 2026-CES2 Class A1B
4.863% due 02/25/56 (~)(Ê)(Þ) 244 242
Sierra Timeshare Receivables Funding
LLC
Series 2025-2A Class A
4.720% due 04/20/44 (Þ) 220 220
Series 2025-3A Class A
4.440% due 08/22/44 (Þ) 434 430
Signal Rail I LLC
Series 2021-1 Class A
2.230% due 08/17/51 (Þ) 649 610
SLM Private Credit Student Loan Trust
Series 2006-B Class A5
4.206% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 128 125
SMB Private Education Loan Trust
Series 2021-B Class A
1.310% due 07/17/51 (Þ) 42 40
Series 2023-B Class A1B
5.440% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 174 177
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 167 168
STAR Trust
Series 2024-SFR4 Class A
5.405% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 2,205 2,211
Series 2026-SFR7 Class A
5.061% due 05/17/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 420 420
Stellantis Financial Underwritten
Enhanced Lease Trust
Series 2025-BA Class A4

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 407
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.290% due 06/20/29 (Þ) 235 235
Series 2026-AA Class B
4.860% due 04/22/30 (Þ) 220 220
Synchrony Card Issuance Trust
Series 2025-A3 Class A
4.060% due 11/15/31 1,275 1,268
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 422 423
Towd Point Mortgage Trust
Series 2026-CES1 Class A1
4.961% due 01/25/66 (~)(Ê)(Þ) 1,772 1,761
Series 2026-FIX1 Class A1
4.980% due 12/25/65 (~)(Ê)(Þ) 1,472 1,461
Series 2026-FIX2 Class A1A
5.309% due 04/25/66 (~)(Ê)(Þ) 650 649
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3
4.830% due 10/16/28 375 376
Series 2024-D Class A3
4.400% due 06/15/29 1,293 1,297
Series 2025-D Class A3
3.840% due 06/17/30 1,265 1,256
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 2,179 2,079
Tricon Residential Trust
Series 2023-SFR2 Class A
5.000% due 12/17/40 (Þ) 204 202
Series 2024-SFR1 Class B
4.750% due 04/17/41 (Þ) 200 198
Series 2026-SFR1 Class A
4.755% due 02/17/43 (CME Term
SOFR 1 Month + 1.100%)(Ê)(Þ) 938 937
Trinity Rail Leasing 2021 LLC
Series 2021-1A Class A
2.260% due 07/19/51 (Þ) 221 208
Series 2024-1A Class A
5.780% due 05/19/54 (Þ) 140 140
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 185 186
Series 2025-1A Class A4
4.620% due 12/16/30 (Þ) 205 206
Series 2025-1A Class B
4.810% due 01/15/31 (Þ) 65 65
Verizon Master Trust
Series 2024-7 Class C
4.840% due 08/20/32 (Þ) 100 100
Series 2025-1 Class B
4.940% due 01/21/31 315 317
Series 2025-1 Class C
5.090% due 01/21/31 335 337
Western Funding Auto Loan Trust
Series 2025-1 Class A
4.750% due 07/16/35 (Þ) 690 690
Series 2025-1 Class B
4.980% due 09/17/35 (Þ) 305 300
Westlake Automobile Receivables Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-P1 Class A4
4.660% due 04/15/30 (Þ) 185 186
WF Card Issuance Trust
Series 2025-A1 Class A
4.340% due 05/15/30 415 416
Yamaha Motor Master Trust II
Series 2026-A Class A1
4.430% due 04/15/31 (Þ) 200 199
Series 2026-A Class B
4.640% due 04/15/31 (Þ) 105 105
68,434
Corporate Bonds and Notes - 34.9%
Consumer Discretionary - 4.9%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 403 381
Alaska Airlines Pass-Through Trust
4.800% due 02/15/29 (Þ) 367 367
Amazon.com, Inc.
4.000% due 03/13/29 1,075 1,067
BMW US Capital LLC
4.650% due 03/19/27 (Þ) 600 603
4.300% due 03/17/28 (Þ) 500 500
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,340 1,309
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 616 606
Cummins, Inc.
4.250% due 05/09/28 625 626
Darden Restaurants, Inc.
4.350% due 10/15/27 666 665
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 783 784
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 448
4.950% due 05/28/27 775 775
4.125% due 08/17/27 754 745
General Motors Financial Co., Inc.
5.400% due 05/08/27 860 869
2.700% due 08/20/27 553 541
5.050% due 04/04/28 565 570
4.750% due 04/06/29 305 306
Genuine Parts Co.
1.875% due 11/01/30 452 392
Home Depot, Inc. (The)
4.875% due 06/25/27 625 631
Hyundai Capital America
4.875% due 06/23/27 (Þ) 670 672
Las Vegas Sands Corp.
5.900% due 06/01/27 295 298
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,040 1,019
Marriott International, Inc.
5.550% due 10/15/28 632 648
McDonald's Corp.
Series MTN
3.500% due 07/01/27 605 600

See accompanying notes which are an integral part of the financial statements.
408 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PACCAR Financial Corp.
4.550% due 03/03/28 1,200 1,210
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 172 179
5.500% due 04/01/28 (Þ) 520 526
Toyota Motor Credit Corp.
Series B
4.050% due 03/13/29 575 571
United Airlines Pass-Through Trust
Series A
3.750% due 03/03/28 720 718
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 376 357
18,983
Consumer Staples - 2.0%
Altria Group, Inc.
4.875% due 02/04/28 450 454
Avery Dennison Corp.
2.650% due 04/30/30 419 389
Campbell's Co. (The)
4.550% due 03/21/31 683 663
Conagra Brands, Inc.
1.375% due 11/01/27 646 616
Constellation Brands, Inc.
3.150% due 08/01/29 464 444
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 490 495
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 275 276
General Mills, Inc.
4.875% due 01/30/30 655 660
Haleon US Capital LLC
3.375% due 03/24/27 550 545
Ingredion, Inc.
2.900% due 06/01/30 383 359
Keurig Dr Pepper, Inc.
4.600% due 05/15/30 754 748
Kraft Heinz Foods Co.
3.750% due 04/01/30 624 604
Mars, Inc.
4.600% due 03/01/28 (Þ) 625 629
Mondelez International, Inc.
4.250% due 05/06/28 635 634
Sysco Corp.
5.100% due 09/23/30 397 402
7,918
Energy - 1.6%
Chevron USA, Inc.
4.475% due 02/26/28 1,060 1,067
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 565 583
Enterprise Products Operating LLC
4.300% due 06/20/28 710 710
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 605 603
EQT Corp.
7.000% due 02/01/30 702 750
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 617 606
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 344 342
MPLX, LP
Series 0005
4.125% due 03/01/27 610 609
ONEOK, Inc.
5.800% due 11/01/30 536 557
Western Midstream Operating, LP
4.500% due 03/01/28 604 603
6,430
Financial Services - 13.4%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 446 446
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 785 761
American Express Co.
4.009% due 02/09/29 (SOFR +
0.581%)(Ê) 1,045 1,038
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 670 674
4.444% due 05/03/30 (SOFR +
0.811%)(Ê) 740 739
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 750 741
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 271
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 420 412
Bank of America Corp.
6.204% due 11/10/28 (SOFR +
1.990%)(Ê) 800 821
4.477% due 04/23/30 (SOFR +
0.870%)(Ê) 500 498
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,380 1,405
Series frn
4.484% due 01/24/29 (SOFR +
0.830%)(Ê) 1,350 1,352
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 915 901
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 430 433
Bank of New York Mellon Corp. (The)
4.026% due 01/22/30 (SOFR +
0.634%)(Ê) 640 633
BGC Group, Inc.
8.000% due 05/25/28 588 619
Blackstone Secured Lending Fund
5.300% due 06/30/30 511 498
Block Financial LLC
2.500% due 07/15/28 304 288

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 409
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capital One Financial Corp.
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 512 565
Capital Southwest Corp.
5.950% due 09/18/30 383 380
Citigroup, Inc.
4.643% due 05/07/28 (SOFR +
1.143%)(Ê) 940 942
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,185 1,191
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 1,195 1,186
CNO Financial Group, Inc.
5.250% due 05/30/29 587 589
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 738 749
Corebridge Global Funding
4.900% due 01/07/28 (Þ) 325 327
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 273 266
EPR Properties
4.950% due 04/15/28 650 650
Equifax, Inc.
5.100% due 06/01/28 334 338
Equinix, Inc.
1.800% due 07/15/27 631 612
Equitable America Global Funding
4.650% due 06/09/28 (Þ) 550 550
F&G Annuities & Life, Inc.
7.400% due 01/13/28 568 579
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 633 656
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 565 565
First Citizens Bank & Trust Co.
6.125% due 03/09/28 722 740
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 442 446
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 675 659
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 507
Goldman Sachs Group, Inc. (The)
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 925 917
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 700 692
4.594% due 04/20/30 (SOFR +
0.990%)(Ê) 760 758
Highwoods Realty, LP
4.125% due 03/15/28 244 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/15/29 477 465
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,000 1,001
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 675 681
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,240 1,255
4.408% due 04/23/30 (SOFR +
0.820%)(Ê) 1,060 1,056
KeyBank National Association
Series BKNT
6.950% due 02/01/28 503 522
Lehman Brothers Holdings Capital
Trust VII
Series MTN
0.000% due 11/29/49 (Æ)(Ø)(Š)(ž) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 621 605
M&T Bank Corp.
4.553% due 08/16/28 (SOFR +
1.780%)(Ê) 602 602
Series MTN
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 695 697
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 575 578
Morgan Stanley
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 1,310 1,365
4.555% due 04/10/30 (SOFR +
0.960%)(Ê) 505 503
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 610 615
Mutual of Omaha Cos. Global Funding
4.514% due 06/09/28 (Þ) 660 659
4.750% due 10/15/29 (Þ) 530 532
New Mountain Finance Corp.
6.200% due 10/15/27 696 696
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 756 756
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.815%)(Ê) 254 243
Piedmont Operating Partnership, LP
3.150% due 08/15/30 578 526
PNC Financial Services Group, Inc.
(The)
4.075% due 01/26/29 (SOFR +
0.610%)(Ê) 1,140 1,134
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 600 596
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 715 737
Sixth Street Specialty Lending, Inc.

See accompanying notes which are an integral part of the financial statements.
410 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 08/14/28 367 379
6.125% due 03/01/29 211 214
Sumisho Air Lease Corp.
Series 10Y
4.625% due 10/01/28 305 304
Synchrony Bank
5.625% due 08/23/27 699 705
Truist Bank
Series BKNT
4.136% due 10/23/29 (SOFR +
0.911%)(Ê) 1,415 1,401
Series I
4.144% due 01/27/29 (SOFR +
0.662%)(Ê) 850 846
VICI Properties, LP
4.750% due 02/15/28 351 351
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 284 276
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 397 382
Wells Fargo & Co.
4.078% due 09/15/29 (SOFR +
0.880%)(Ê) 700 693
6.303% due 10/23/29 (SOFR +
1.790%)(Ê) 1,085 1,129
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 750 743
Series MTN
3.526% due 03/24/28 (SOFR +
1.510%)(Ê) 550 546
Weyerhaeuser Co.
4.000% due 04/15/30 267 260
Zions Bancorp NA
3.250% due 10/29/29 658 613
52,301
Health Care - 2.5%
Abbott Laboratories
3.700% due 03/09/29 1,595 1,573
Bon Secours Mercy Health, Inc.
Series 2018
4.302% due 07/01/28 695 693
CommonSpirit Health
6.073% due 11/01/27 565 577
CVS Health Corp.
1.300% due 08/21/27 610 586
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 375 372
HCA, Inc.
4.528% due 03/01/28 (SOFR +
0.870%)(Ê) 1,015 1,018
5.875% due 02/01/29 431 443
IQVIA, Inc.
5.700% due 05/15/28 733 747
Merck & Co., Inc.
1.900% due 12/10/28 975 922
Novartis Capital Corp.
4.100% due 03/16/29 490 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orlando Health Obligated Group
3.777% due 10/01/28 865 844
Sanofi SA
3.800% due 11/03/28 900 893
Universal Health Services, Inc.
2.650% due 10/15/30 697 630
9,787
Materials and Processing - 0.4%
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 660 660
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 790 758
1,418
Producer Durables - 3.4%
Allegion US Holding Co., Inc.
3.550% due 10/01/27 546 539
Avnet, Inc.
6.250% due 03/15/28 583 598
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 349 347
Eaton Corp.
3.950% due 03/06/29 1,710 1,692
Fedex Freight Holding Co., Inc.
4.300% due 03/15/29 (Þ) 910 899
Flowserve Corp.
3.500% due 10/01/30 664 628
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 294 287
Honeywell Aerospace, Inc.
3.900% due 03/16/28 (Þ) 940 933
Honeywell International, Inc.
2.500% due 11/01/26 700 694
Howmet Aerospace, Inc.
3.900% due 04/15/29 1,130 1,113
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 768 756
Lennox International, Inc.
5.500% due 09/15/28 541 552
Masco Corp.
1.500% due 02/15/28 391 371
Regal Rexnord Corp.
6.050% due 04/15/28 298 306
TD SYNNEX Corp.
2.375% due 08/09/28 272 259
Teledyne Technologies, Inc.
2.250% due 04/01/28 327 314
Veralto Corp.
5.350% due 09/18/28 456 464
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 595 588
Vontier Corp.
2.400% due 04/01/28 589 565
Waste Management, Inc.
4.500% due 03/15/28 910 916
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 449 450
13,271
Technology - 2.1%

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 411
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alphabet, Inc.
3.875% due 11/15/28 210 209
3.700% due 02/15/29 710 702
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 370 361
Broadcom, Inc.
5.050% due 07/12/29 1,040 1,060
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 268 256
Fidelity National Information Services,
Inc.
4.450% due 03/10/28 635 633
Gartner, Inc.
3.625% due 06/15/29 (Þ) 408 384
Meta Platforms, Inc.
4.600% due 05/15/28 200 202
MSCI, Inc.
4.000% due 11/15/29 (Þ) 276 268
News Corp.
3.875% due 05/15/29 (Þ) 357 345
Oracle Corp.
4.429% due 08/03/28 (SOFR +
0.760%)(Ê) 300 295
2.950% due 04/01/30 815 747
Roper Technologies, Inc.
4.450% due 09/15/30 383 377
Salesforce, Inc.
4.500% due 03/15/28 950 951
Synopsys, Inc.
4.650% due 04/01/28 990 996
Take-Two Interactive Software, Inc.
4.950% due 03/28/28 483 487
8,273
Utilities - 4.6%
AEP Texas, Inc.
3.950% due 06/01/28 557 551
Ameren Corp.
3.500% due 01/15/31 297 282
AT&T, Inc.
4.350% due 03/01/29 1,250 1,248
Series *
2.300% due 06/01/27 700 685
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 305 298
Consumers Energy Co.
4.900% due 02/15/29 735 745
DTE Energy Co.
4.950% due 07/01/27 730 735
Edison International
4.125% due 03/15/28 221 218
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 746 752
Evergy, Inc.
4.250% due 03/15/29 765 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 293 298
FirstEnergy Corp.
Series B
2.250% due 09/01/30 233 210
Florida Power & Light Co.
5.050% due 04/01/28 425 432
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 599 602
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 970 963
National Fuel Gas Co.
3.950% due 09/15/27 610 605
National Rural Utilities Cooperative
Finance Corp.
3.950% due 12/10/27 920 915
Series D
4.050% due 02/09/29 710 705
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 365 367
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 331 338
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 265 260
NiSource, Inc.
1.700% due 02/15/31 433 377
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 568
Pacific Gas and Electric Co.
3.000% due 06/15/28 625 604
Public Service Co. of Colorado
4.150% due 03/13/29 340 338
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 343 354
Sempra
3.400% due 02/01/28 276 271
Sprint Capital Corp.
6.875% due 11/15/28 569 601
System Energy Resources, Inc.
6.000% due 04/15/28 724 743
T-Mobile USA, Inc.
4.950% due 03/15/28 785 793
Verizon Communications, Inc.
2.100% due 03/22/28 710 682
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 345 346
4.600% due 10/15/30 (Þ) 531 521
18,166
136,547
International Debt - 13.9%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.875% due 04/01/28 740 744
4.125% due 02/28/29 1,195 1,179
America Movil SAB de CV
3.625% due 04/22/29 649 632

See accompanying notes which are an integral part of the financial statements.
412 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 500 493
Avolon Holdings Funding, Ltd.
5.750% due 03/01/29 (Þ) 80 82
4.200% due 04/15/29 (Þ) 805 791
BAE Systems PLC
5.000% due 03/26/27 (Þ) 1,010 1,017
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 757 777
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 485 483
6.607% due 11/07/28 600 630
Bank of Montreal
5.266% due 12/11/26 1,300 1,309
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 745 733
Series J
4.338% due 03/19/30 (SOFR +
0.890%)(Ê) 755 751
Bank of Nova Scotia (The)
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,060 1,059
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 575 603
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 590 592
BAT Capital Corp.
3.557% due 08/15/27 620 614
3.462% due 09/06/29 565 546
Battery Park CLO, Ltd.
Series 2024-1A Class AR
5.073% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
5.415% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 573 591
BNP Paribas SA
5.335% due 06/12/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 1,500 1,524
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 647 611
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 629 635
Caisse d'Amortissement de la Dette
Sociale
3.750% due 05/24/28 (Þ) 500 496
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,240 1,244
Capital Power US Holdings, Inc.
5.257% due 06/01/28 (Þ) 744 749
CarVal CLO, Ltd.
Series 2024-3A Class A1
5.065% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 180
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 343 338
4.250% due 04/30/29 (Þ) 278 267
Cooperatieve Rabobank UA
4.322% due 04/01/29 575 576
Credit Agricole SA
4.631% due 09/11/28 (SOFR +
1.210%)(Ê)(Þ) 241 241
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 521 513
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 500 493
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 755 752
Dryden Senior Loan Fund
Series 2018-55A Class A1
4.955% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 27 27
Enbridge, Inc.
4.600% due 06/20/28 410 411
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 581 595
Enel Finance International NV
3.500% due 04/06/28 (Þ) 444 436
Equinor ASA
4.250% due 06/02/28 1,235 1,238
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 710 721
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 534 529
Glencore Funding LLC
4.907% due 04/01/28 (Þ) 281 283
HSBC Holdings PLC
4.583% due 06/19/29 (CME Term
SOFR 3 Month + 1.796%)(Ê) 915 914
4.398% due 03/10/30 (SOFR +
0.990%)(Ê) 550 546
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 256 251
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 239 236
InRetail Consumer
3.250% due 03/22/28 (Þ) 778 750
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 306 304
MEGlobal BV

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 413
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 11/03/26 (Þ) 260 259
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
4.856% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 44 44
National Australia Bank, Ltd.
4.628% due 11/22/27 (Þ) 1,000 1,008
National Bank of Canada
4.166% due 01/20/29 (SOFR +
0.760%)(Ê) 650 647
National Grid PLC
5.602% due 06/12/28 208 213
NTT Finance Corp.
4.567% due 07/16/27 (Þ) 960 962
4.620% due 07/16/28 (Þ) 173 174
nVent Finance SARL
4.550% due 04/15/28 534 531
Open Text Corp.
6.900% due 12/01/27 (Þ) 572 585
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 262 245
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 767 757
Repsol E&P Capital Markets US LLC
4.805% due 09/16/28 (Þ) 201 202
Royal Bank of Canada
4.498% due 08/06/29 (SOFR +
0.890%)(Ê) 675 676
6.750% due 08/24/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.815%)(Ê) 264 269
Series GMTN
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 745 746
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 520 514
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 1,710 1,727
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 215 222
Skandinaviska Enskilda Banken AB
4.000% due 03/12/29 (Þ) 500 495
Societe Generale SA
4.750% due 09/14/28 (Þ) 602 604
Standard Chartered PLC
3.265% due 02/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.300%)(Ê)(Þ) 770 706
Sumitomo Mitsui Trust Bank, Ltd.
3.950% due 03/05/29 (Þ) 725 716
TELUS Corp.
3.700% due 09/15/27 440 435
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 138 137
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.109% due 10/13/28 1,270 1,262
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 693 720
Series MTN
4.693% due 09/15/27 715 719
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 434 432
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 485
Trillium Credit Card Trust
Series 2025-1A Class B
4.405% due 09/26/30 (Þ) 175 175
UBS Group AG
3.869% due 01/12/29 (USD 3 Month
SOFR + 1.410%)(Ê)(Þ) 767 759
4.302% due 03/16/29 (SOFR +
0.810%)(Ê) 1,190 1,189
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 272 287
Unilever Capital Corp.
3.500% due 03/22/28 650 643
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 503 523
Vale Overseas, Ltd.
3.750% due 07/08/30 654 626
Var Energi ASA
5.875% due 05/22/30 (Þ) 726 750
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 337
Westpac New Zealand, Ltd.
4.127% due 01/29/29 (Þ) 700 695
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 758 785
Yamana Gold, Inc.
4.625% due 12/15/27 318 317
Yara International ASA
4.750% due 06/01/28 (Þ) 750 752
54,116
Mortgage-Backed Securities - 13.7%
Angel Oak Mortgage Trust
Series 2026-2 Class A1LC
4.796% due 02/25/71 (~)(Ê)(Þ) 305 302
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 341
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 81 79
Series 2025-5YR17 Class A3
5.225% due 11/15/58 505 515

See accompanying notes which are an integral part of the financial statements.
414 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2026-5YR21 Class A3
5.525% due 04/15/59 550 567
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 52 49
Series 2022-C14 Class ASB
2.901% due 02/15/55 700 665
Series 2025-5C37 Class A3
5.015% due 09/15/58 543 548
Barclays Mortgage Loan Trust
Series 2026-NQM2 Class A1
4.696% due 12/25/65 (~)(Ê)(Þ) 473 468
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 107 104
Series 2021-B27 Class XA
Interest Only STRIPS
1.348% due 07/15/54 (~)(Ê) 4,028 162
Series 2025-V17 Class A3
5.075% due 09/15/58 615 622
Series 2025-V18 Class A3
5.184% due 10/15/58 290 295
BINOM Mortgage Loan Trust
5.060% due 02/25/66 (Ê)(Þ) 870 867
BMO Mortgage Trust
Series 2025-5C12 Class A3
5.180% due 10/15/58 585 593
BOCA Commercial Mortgage Trust
Series 2025-BOCA Class A
5.255% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 780 781
BRAVO Residential Funding Trust
Series 2026-NQM3 Class A1
4.985% due 11/25/65 (~)(Ê)(Þ) 1,334 1,329
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 300 299
Series 2019-GC41 Class AAB
2.720% due 08/10/56 101 98
COLT Mortgage Loan Trust
Series 2025-12 Class A1LC
5.090% due 01/26/71 (~)(Ê)(Þ) 345 344
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 143 144
CSAIL Commercial Mortgage Trust
Series 2020-C19 Class A1
1.296% due 03/15/53 17 16
DBC Mortgage Trust
Series 2025-DBC Class A
5.005% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 760 760
Fannie Mae
3.000% due 2033 277 269
3.500% due 2033 188 184
2.500% due 2036 292 282
4.870% due 2053 (SOFR 30 Day
Average + 2.339%)(Ê) 220 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Connecticut Avenue
Securities Trust
Series 2021-R03 Class 1M2
5.295% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 181 182
Series 2024-R02 Class 1M2
5.445% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 232
Fannie Mae REMICS
Series 2007-73 Class A1
3.604% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2024-25 Class AD
5.000% due 03/25/44 607 609
Series 2024-90 Class B
5.000% due 07/25/51 268 268
Series 2025-61 Class DA
4.500% due 09/25/51 1,209 1,200
Series 2025-102 Class FA
4.695% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 454 456
Series 2025-102 Class FD
4.695% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 512 513
Series 2025-112 Class AC
4.500% due 07/25/53 1,131 1,117
Series 2026-21 Class GB
4.500% due 07/25/53 1,704 1,682
Freddie Mac
5.000% due 2041 715 720
Freddie Mac REMICS
Series 2020-5050 Class YA
1.000% due 01/15/46 96 89
Series 2024-5481 Class FA
5.045% due 12/25/54 (SOFR 30 Day
Average + 1.400%)(Ê) 987 997
Series 2024-5487 Class EA
5.000% due 12/25/51 1,468 1,471
Series 2025-5549 Class AF
5.145% due 06/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 727 735
Series 2025-5582 Class LA
4.500% due 08/25/52 1,344 1,333
Series 2025-5585 Class EC
4.500% due 09/25/54 1,504 1,491
Series 2025-5588 Class BA
4.500% due 11/25/52 1,437 1,424
Freddie Mac STACR REMIC Trust
Series 2021-DNA6 Class M2
5.145% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 278 278
Series 2022-DNA2 Class M1A
4.945% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 8 8
Series 2022-DNA2 Class M1B
6.045% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 303
FRESB Mortgage Trust
Series 2018-SB52 Class A10F

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 415
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.448% due 06/25/28 (~)(Ê) 133 131
Series 2018-SB53 Class A10F
3.609% due 06/25/28 (~)(Ê) 207 204
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 18 17
GCAT Trust
Series 2025-NQM6 Class A1
4.935% due 10/25/70 (~)(Ê)(Þ) 1 1
Series 2026-NQM1 Class A1
4.789% due 12/25/70 (~)(Ê)(Þ) 742 736
Government National Mortgage
Association
Series 2015-52 Class EA
2.000% due 01/16/43 230 220
Series 2022-174 Class AG
3.000% due 07/20/44 284 275
GS Mortgage-Backed Securities Trust
Series 2025-PJ4 Class A5
5.500% due 09/25/55 (~)(Ê)(Þ) 510 511
JPMorgan Commercial Mortgage
Securities Trust
Series 2019-COR6 Class ASB
2.982% due 11/13/52 74 72
JPMorgan Mortgage Trust
Series 2024-6 Class A11
4.895% due 12/25/54 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 295 294
Series 2024-11 Class A11
4.895% due 04/25/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 315 316
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 924 925
Series 2025-3 Class A1A
5.614% due 09/25/55 (~)(Ê)(Þ) 715 716
Series 2025-5MPR Class A1D
5.500% due 11/25/55 (~)(Ê)(Þ) 458 457
Series 2025-7MPR Class A1D
5.324% due 02/25/56 (~)(Ê)(Þ) 339 337
Series 2025-12MPR Class A1D
5.055% due 06/25/56 (~)(Ê)(Þ) 713 706
Series 2026-LTV1 Class A1
5.416% due 09/25/56 (~)(Ê)(Þ) 565 564
Series 2026-NQM2 Class A1LC
5.223% due 09/25/66 (~)(Ê)(Þ) 305 304
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 96 94
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2025-C35 Class A1
4.609% due 08/15/58 99 99
Morgan Stanley Residential Mortgage
Loan Trust
Series 2026-NQM4 Class A1
5.075% due 03/25/71 (~)(Ê)(Þ) 600 599
NYC Commercial Mortgage Trust
Series 2025-3BP Class A
4.868% due 02/15/42 (CME Term
SOFR 1 Month + 1.213%)(Ê)(Þ) 300 299
OBX Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-NQM21 Class A1LC
5.079% due 10/25/65 (~)(Ê)(Þ) 1,948 1,941
Series 2026-INV1 Class AF
4.995% due 02/25/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 759 760
Series 2026-NQM1 Class A1LC
5.018% due 11/25/65 (~)(Ê)(Þ) 530 526
Series 2026-NQM3 Class A1
4.652% due 01/25/66 (~)(Ê)(Þ) 538 533
Series 2026-NQM6 Class A1LC
5.063% due 04/26/66 (~)(Ê)(Þ) 685 683
PMT Loan Trust
Series 2025-J3 Class A8
5.500% due 11/27/56 (~)(Ê)(Þ) 553 554
Series 2026-J1 Class A25
4.795% due 01/25/57 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 816 811
Series 2026-J2 Class A24
4.995% due 03/25/57 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 453 451
Preston Ridge Partners Mortgage Trust
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 527 520
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 435 434
4.845% due 01/25/56 (~)(Ê)(Þ) 164 164
Series 2025-RCF5 Class A1
4.839% due 10/25/55 (~)(Ê)(Þ) 427 423
Series 2026-NQM1 Class A1
5.134% due 02/25/71 (~)(Ê)(Þ) 2,142 2,134
Series 2026-NQM2 Class A1A
5.264% due 04/25/71 (~)(Ê)(Þ) 675 674
Radian Mortgage Capital Trust
Series 2025-J4 Class A25
5.195% due 03/25/56 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 768 770
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 14 14
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 1,121 1,123
RIDE
Series 2025-SHRE Class A
5.619% due 02/14/47 (~)(Ê)(Þ) 625 634
ROCC Trust
Series 2024-CNTR Class A
5.388% due 11/13/41 (Þ) 875 887
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 1,249 1,248
Series 2025-4 Class A5
5.500% due 04/25/55 (~)(Ê)(Þ) 714 715
Series 2026-2 Class A26F
4.795% due 03/25/56 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 758 755
Towd Point Mortgage Trust
3.750% due 03/25/58 (~)(Ê)(Þ) 280 272
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 364 354

See accompanying notes which are an integral part of the financial statements.
416 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 122 120
Verus Securitization Trust
Series 2026-1 Class A1LC
5.020% due 01/25/71 (~)(Ê)(Þ) 240 238
Series 2026-2 Class A1FC
4.507% due 02/25/71 (~)(Ê)(Þ) 422 418
Series 2026-2 Class A1LC
4.751% due 02/25/71 (~)(Ê)(Þ) 460 454
Series 2026-R3 Class A1
5.190% due 02/27/68 (~)(Ê)(Þ) 325 325
Wells Fargo Commercial Mortgage
Trust
Series 2019-C52 Class ASB
2.833% due 08/15/52 58 57
Series 2020-C55 Class ASB
2.651% due 02/15/53 49 47
Series 2025-5C6 Class A3
5.186% due 10/15/58 560 569
53,503
Municipal Bonds - 0.4%
City of Philadelphia Redevelopment
Authority Revenue Bonds
4.518% due 09/01/27 470 473
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 333
Taxable Municipal Funding Trust
Revenue Bonds
3.970% due 09/01/30 (µ)(~)(Ê)(Þ) 110 110
Wisconsin Housing and Economic
Development Authority Home
Ownership Revenue Bonds
3.720% due 09/01/37 (~)(Ê) 660 660
1,576
United States Government Agencies - 2.6%
Federal Farm Credit Banks Funding
Corp.
3.880% due 03/23/28 825 821
3.950% due 09/25/28 600 595
3.970% due 11/28/28 700 697
3.740% due 01/22/29 605 597
4.200% due 05/07/29 900 898
3.875% due 06/01/29 1,934 1,910
4.000% due 12/26/29 500 493
4.720% due 05/28/30 2,275 2,270
Federal Home Loan Bank
4.550% due 05/06/30 2,000 1,993
10,274
United States Government Treasuries - 9.8%
United States Treasury Floating Rate
Notes
3.848% due 10/31/26 (U.S. Treasury
3 Month Bill Money Market Yield +
0.205%)(Ê) 3,675 3,678
United States Treasury Notes
0.500% due 10/31/27 705 671
3.500% due 01/31/28 3,475 3,452
4.250% due 02/15/28 1,585 1,595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 03/31/28 1,440 1,440
3.500% due 04/30/28 870 863
3.750% due 04/30/28 1,240 1,237
3.625% due 05/31/28 7,095 7,057
2.875% due 08/15/28 7,395 7,230
3.500% due 01/15/29 1,640 1,623
3.500% due 03/15/29 7,005 6,928
3.500% due 02/28/31 2,490 2,435
38,209
Total Long-Term Fixed
Income Investments
(cost $363,347) 362,659
Short-Term Investments - 6.8%
Banco Santander SA
2.806% due 05/04/26 (Þ)(ž) 850 850
Cabot Trail Funding LLC
3.813% due 06/03/26 (Þ)(ž) 600 598
3.962% due 08/04/26 (Þ)(ž) 600 594
Cooperatieve Rabobank UA
3.652% due 05/18/26 (ž) 600 599
LMA-Americas LLC
3.975% due 07/06/26 (Þ)(ž) 600 595
4.041% due 08/10/26 (Þ)(ž) 650 643
Nordea Bank Abp
3.878% due 07/20/26 (Þ)(ž) 620 614
Old Line Funding LLC
4.021% due 09/02/26 (Þ)(ž) 305 301
Skandinaviska Enskilda Banken AB
Series GLOB
3.385% due 05/06/26 (Þ)(ž) 500 500
3.859% due 06/15/26 (Þ)(ž) 280 279
Toyota Credit de Puerto Rico Corp.
4.142% due 12/07/26 (ž) 600 585
U.S. Cash Management Fund(@) 20,239,735 (∞) 20,236
United States Treasury Bills
3.606% due 06/04/26 (ž) 80 80
Total Short-Term Investments
(cost $26,474) 26,474
Total Investments - 99.6%
(identified cost $389,821) 389,133
Other Assets and Liabilities,
Net - 0.4%
1,686
Net Assets - 100.0%
390,819

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 417
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
32.1%
7-Eleven, Inc. 12/19/25 403,000 95.23 384
381
Aircastle, Ltd. 09/14/23 785,000 95.75 752
761
Alaska Airlines Pass-Through Trust 11/17/23 366,918 98.14 360
367
AMSR Trust 10/29/24 150,000 95.99 144
146
AMSR Trust 11/13/25 142,396 97.78 139
140
Angel Oak Mortgage Trust 02/26/26 305,000 100.00 305
302
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.62 354
341
ARI Fleet Lease Trust 2026-A 01/09/26 275,000 99.99 275
272
Ashtead Capital, Inc. 12/19/25 500,000 99.20 496
493
Atlas Warehouse Lending Co., LP 12/10/25 750,000 100.05 750
741
Avis Budget Rental Car Funding AESOP LLC 09/25/25 1,280,000 99.43 1,273
1,256
Avolon Holdings Funding, Ltd. 12/24/25 80,000 103.06 82
82
Avolon Holdings Funding, Ltd. 02/18/26 805,000 99.66 802
791
BAE Systems PLC 03/19/24 1,010,000 100.00 1,010
1,017
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 02/03/26 757,000 103.42 783
777
Banco Santander SA 01/16/26 850,000 99.97 850
850
Barclays Mortgage Loan Trust 02/13/26 473,336 100.00 473
468
Battery Park CLO, Ltd. 10/31/24 100,000 100.22 100
100
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
Bimbo Bakeries USA, Inc. 05/14/25 573,000 102.51 587
591
BINOM Mortgage Loan Trust 04/17/26 870,000 100.03 870
867
BMW US Capital LLC 01/09/26 600,000 100.63 604
603
BMW US Capital LLC 03/17/26 500,000 100.00 500
500
BNP Paribas SA 05/14/25 647,000 92.95 601
611
BNP Paribas SA 12/19/25 1,500,000 102.39 1,536
1,523
BOCA Commercial Mortgage Trust 12/04/25 780,000 100.00 780
781
Booz Allen Hamilton, Inc. 05/14/25 370,000 96.00 355
361
BRAVO Residential Funding Trust 03/09/26 1,334,418 100.00 1,334
1,329
Cabot Trail Funding LLC 12/11/25 600,000 99.65 598
598
Cabot Trail Funding LLC 01/30/26 600,000 99.03 594
594
Caisse d'Amortissement de la Dette Sociale 10/27/25 500,000 99.99 500
496
Capital Power US Holdings, Inc. 12/19/25 744,000 101.75 757
749
Carnival Corp. 05/14/25 1,340,000 98.32 1,318
1,309
CarVal CLO, Ltd. 08/14/24 180,000 100.00 180
180
Celulosa Arauco y Constitucion SA 05/14/25 278,000 95.96 267
267
College Ave Student Loans LLC 04/28/26 75,977 90.03 68
68
Colony American Finance, Ltd. 06/23/25 303,295 100.30 304
303
Colony American Finance, Ltd. 01/12/26 262,246 98.55 258
257
COLT Mortgage Loan Trust 04/16/26 345,000 99.94 345
344
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.30 567
583
Corebridge Global Funding 07/02/25 325,000 101.05 328
327
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 09/05/25 490,000 102.67 503
495
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100.00 700
703
Credit Agricole SA 01/22/24 521,000 94.47 492
513
Credit Agricole SA 12/22/25 241,000 100.69 243
241
Cross Mortgage Trust 01/08/25 142,551 101.83 145
144
CTR Partnership, LP / CareTrust Capital Corp. 03/04/26 273,000 98.14 268
266
DBC Mortgage Trust 10/20/25 760,000 100.02 760
760
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/09/25 783,333 99.37 778
784
DLLAA LLC 01/14/25 420,000 100.39 422
424
Dryden Senior Loan Fund 07/26/21 26,549 100.00 27
27
Enel Finance International NV 04/29/24 444,000 96.28 427
436
Equitable America Global Funding 06/02/25 550,000 100.14 551
550
ERAC USA Finance LLC 04/26/23 275,000 99.84 275
276
Evergy Missouri West, Inc. 12/02/25 746,000 101.52 757
752
Fannie Mae Connecticut Avenue Securities Trust 11/13/24 180,914 100.64 182
182
Fannie Mae Connecticut Avenue Securities Trust 01/15/25 230,000 101.07 232
232
Fedex Freight Holding Co., Inc. 01/27/26 910,000 99.88 909
899
FirstKey Homes Trust 05/06/24 756,848 97.27 736
755
Flutter Treasury DAC 11/05/25 710,000 102.82 730
721
Ford Credit Auto Owner Trust 02/04/26 880,000 102.28 900
891
Freddie Mac STACR REMIC Trust 02/07/22 7,585 100.00 8
8

See accompanying notes which are an integral part of the financial statements.
418 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101.88 306
303
Freddie Mac STACR REMIC Trust 12/27/24 277,825 100.47 279
278
Gartner, Inc. 05/14/25 408,000 95.38 389
384
GCAT Trust 12/19/25 577 99.76 1
1
GCAT Trust 02/18/26 742,057 100.00 742
736
Georgia-Pacific LLC 05/28/25 660,000 99.97 660
660
GFL Environmental, Inc. 04/13/26 294,000 97.82 288
287
Gildan Activewear, Inc. 12/19/25 534,000 99.69 532
529
Glencore Funding LLC 04/13/26 281,000 100.86 283
283
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 12/19/25 675,000 98.03 662
659
GMF Floorplan Owner Revolving Trust 01/30/26 225,000 103.32 232
230
Gray Oak Pipeline LLC 10/16/25 617,000 99.20 612
605
GS Mortgage-Backed Securities Trust 04/16/25 510,057 99.70 509
511
Hertz Vehicle Financing LLC 12/26/23 975,000 102.25 997
1,009
Hertz Vehicle Financing LLC 02/06/24 1,215,000 96.46 1,172
1,191
Hertz Vehicle Financing LLC 03/05/25 845,000 99.99 845
849
Hertz Vehicle Financing LLC 09/10/25 210,000 99.48 209
209
Hertz Vehicle Financing LLC 11/25/25 1,360,000 99.93 1,359
1,354
Hertz Vehicle Financing LLC 11/25/25 1,175,000 99.99 1,175
1,170
Hilton Grand Vacations Trust 06/10/25 469,863 99.97 470
471
HINNT LLC 03/19/24 93,363 99.98 93
95
Home Partners of America Trust 02/13/24 873,111 87.04 760
801
Home Partners of America Trust 01/30/25 888,375 96.44 857
863
Honeywell Aerospace, Inc. 03/10/26 940,000 99.93 939
933
Hyundai Auto Lease Securitization Trust 01/12/26 300,000 100.00 300
297
Hyundai Auto Lease Securitization Trust 04/16/26 150,000 99.99 150
150
Hyundai Capital America 06/17/25 670,000 99.99 670
672
Hyundai Floorplan Master Owner Trust 10/28/25 885,000 99.99 885
878
Imperial Brands Finance PLC 05/14/25 256,000 96.56 247
251
Infraestructura Energetica Nova SAPI de CV 04/13/26 239,000 98.98 237
236
InRetail Consumer 02/14/24 778,000 95.72 745
750
International Flavors & Fragrances, Inc. 08/04/25 790,000 96.54 763
758
Intesa Sanpaolo SpA 11/04/25 306,000 99.59 305
304
Invitation Homes Trust 08/16/24 169,575 96.28 163
165
ITC Holdings Corp. 05/14/25 599,000 100.54 602
602
JPMorgan Mortgage Trust 11/13/24 923,575 98.66 911
925
JPMorgan Mortgage Trust 04/15/25 714,895 99.99 715
716
JPMorgan Mortgage Trust 05/28/25 458,059 99.23 455
457
JPMorgan Mortgage Trust 08/19/25 338,687 99.72 338
337
JPMorgan Mortgage Trust 12/09/25 315,459 100.05 316
316
JPMorgan Mortgage Trust 12/09/25 294,569 100.05 295
294
JPMorgan Mortgage Trust 12/19/25 713,441 99.62 711
706
JPMorgan Mortgage Trust 04/21/26 305,000 100.00 305
304
JPMorgan Mortgage Trust 04/28/26 565,000 100.00 565
564
LMA-Americas LLC 01/12/26 600,000 99.31 596
596
LMA-Americas LLC 02/10/26 650,000 98.96 643
643
LPL Holdings, Inc. 10/09/24 621,000 96.60 600
605
Mars, Inc. 03/05/25 625,000 100.11 626
629
MEGlobal BV 08/23/23 260,000 99.28 258
259
MF1 Multifamily Housing Mortgage Trust 09/10/21 44,436 100.00 44
44
Midwest Connector Capital Co. LLC 05/14/25 344,000 98.39 338
342
Mill City Mortgage Loan Trust 01/29/25 95,657 96.77 93
94
Monongahela Power Co. 12/12/23 970,000 98.81 958
963
Morgan Stanley Residential Mortgage Loan Trust 04/20/26 600,000 100.00 600
600
MSCI, Inc. 05/14/25 276,000 96.08 265
268
Mutual of Omaha Cos. Global Funding 06/04/25 660,000 100.10 661
659
Mutual of Omaha Cos. Global Funding 01/12/26 530,000 101.38 537
532
MVW LLC 11/19/24 51,096 94.39 48
49
National Australia Bank, Ltd. 12/17/25 1,000,000 101.33 1,013
1,008
Navient Private Education Refi Loan Trust 01/27/23 213,358 97.32 208
207
Navient Private Education Refi Loan Trust 11/22/24 297,788 89.75 267
270
Navient Private Education Refi Loan Trust 03/24/25 27,780 91.74 25
26
Navient Private Education Refi Loan Trust 03/26/25 173,059 88.64 153
155
Nelnet Student Loan Trust 07/01/25 255,553 93.67 239
241
News Corp. 05/14/25 357,000 95.16 340
345

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 419
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Nordea Bank Abp 02/10/26 620,000 99.18 615
615
NRG Energy, Inc. 12/05/24 576,000 97.72 563
568
NTT Finance Corp. 07/09/25 960,000 100.00 960
962
NTT Finance Corp. 04/13/26 173,000 100.49 174
174
NYC Commercial Mortgage Trust 02/05/25 300,000 99.76 299
299
OBX Trust 01/08/26 530,000 100.00 530
526
OBX Trust 02/11/26 759,285 99.93 759
760
OBX Trust 02/13/26 538,004 100.00 538
533
OBX Trust 04/15/26 1,948,000 100.06 1,949
1,941
OBX Trust 04/24/26 685,000 99.88 684
683
Old Line Funding LLC 03/17/26 305,000 98.67 301
301
Open Text Corp. 08/13/24 572,000 102.33 585
585
PFS Financing Corp. 12/17/25 880,000 101.65 895
888
PFS Financing Corp. 12/29/25 350,000 100.96 353
350
PFS Financing Corp. 12/29/25 530,000 101.04 536
531
PMT Loan Trust 10/03/25 553,409 100.23 555
554
PMT Loan Trust 01/15/26 815,747 99.97 816
811
PMT Loan Trust 02/19/26 452,545 100.00 453
451
Preston Ridge Partners Mortgage Trust 01/07/25 527,328 97.40 514
520
Preston Ridge Partners Mortgage Trust 02/03/25 435,048 97.93 426
434
Preston Ridge Partners Mortgage Trust 10/14/25 426,572 99.99 427
423
Preston Ridge Partners Mortgage Trust 01/22/26 164,327 100.00 164
164
Preston Ridge Partners Mortgage Trust 03/05/26 2,141,849 99.90 2,140
2,134
Preston Ridge Partners Mortgage Trust 04/21/26 675,000 100.06 675
674
Progress Residential Trust 02/29/24 166,346 92.52 154
165
Progress Residential Trust 07/28/25 325,000 97.52 317
316
Progress Residential Trust 11/19/25 835,000 97.11 811
804
Progress Residential Trust 01/08/26 400,000 96.52 386
380
Promigas SA ESP / Gases del Pacifico SAC 12/22/25 262,000 94.68 248
245
Radian Mortgage Capital Trust 01/15/26 767,864 100.61 773
770
Rate Mortgage Trust 06/28/24 14,000 99.47 14
14
Rate Mortgage Trust 11/14/24 1,120,536 98.89 1,108
1,123
RCKT Mortgage Trust 11/12/24 642,697 99.42 639
644
RCKT Mortgage Trust 11/19/24 135,842 100.65 137
136
RCKT Mortgage Trust 12/03/24 126,094 100.43 127
127
RCKT Mortgage Trust 01/17/25 637,396 99.98 637
640
RCKT Mortgage Trust 02/26/25 602,029 99.99 602
604
RCKT Mortgage Trust 07/17/25 230,441 99.99 230
231
RCKT Mortgage Trust 07/17/25 115,221 99.99 115
115
RCKT Mortgage Trust 08/14/25 144,177 99.99 144
143
RCKT Mortgage Trust 10/17/25 310,582 100.00 311
309
RCKT Mortgage Trust 11/19/25 1,158,025 99.69 1,154
1,150
RCKT Mortgage Trust 01/23/26 128,295 100.30 129
128
RCKT Mortgage Trust 02/19/26 243,848 100.00 244
242
Reliance Industries, Ltd. 12/19/25 767,000 99.34 762
757
Repsol E&P Capital Markets US LLC 04/13/26 201,000 100.51 202
202
RIDE 02/06/26 625,000 103.05 644
634
ROCC Trust 02/06/26 875,000 102.85 900
888
Royal Caribbean Cruises, Ltd. 12/22/25 520,000 101.59 528
526
Saudi Government International Bond 01/06/25 1,710,000 101.04 1,728
1,727
Sequoia Mortgage Trust 11/15/24 1,248,630 99.22 1,239
1,248
Sequoia Mortgage Trust 04/16/25 714,002 99.72 712
715
Sequoia Mortgage Trust 02/05/26 757,829 99.89 757
755
Sierra Timeshare Receivables Funding LLC 07/14/25 219,951 100.00 220
220
Sierra Timeshare Receivables Funding LLC 10/06/25 433,829 99.99 434
430
Signal Rail I LLC 12/19/25 649,362 94.05 611
610
SK Hynix, Inc. 04/13/26 215,000 103.31 222
222
Skandinaviska Enskilda Banken AB 08/08/25 500,000 99.94 500
500
Skandinaviska Enskilda Banken AB 09/16/25 280,000 99.52 279
279
Skandinaviska Enskilda Banken AB 03/05/26 500,000 99.77 499
495
SMB Private Education Loan Trust 05/12/23 173,591 100.00 174
177
SMB Private Education Loan Trust 03/07/24 167,321 99.97 167
168
SMB Private Education Loan Trust 06/17/25 42,132 93.33 39
40
Societe Generale SA 12/02/25 602,000 100.90 607
604
Standard Chartered PLC 12/19/25 770,000 93.06 717
706

See accompanying notes which are an integral part of the financial statements.
420 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
STAR Trust 09/18/24 2,205,122 100.01 2,205
2,211
STAR Trust 03/20/26 420,000 100.00 420
420
Stellantis Financial Underwritten Enhanced Lease Trust 08/12/25 235,000 100.00 235
235
Stellantis Financial Underwritten Enhanced Lease Trust 04/28/26 220,000 100.00 220
220
Sumitomo Mitsui Trust Bank, Ltd. 02/26/26 725,000 99.93 725
716
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 110,000 100.00 110
110
Tesla Sustainable Energy Trust 11/01/24 422,496 100.00 422
423
Towd Point Mortgage Trust 11/18/21 364,291 98.98 361
354
Towd Point Mortgage Trust 12/15/21 122,299 96.33 118
120
Towd Point Mortgage Trust 01/09/26 1,772,359 100.03 1,773
1,761
Towd Point Mortgage Trust 01/20/26 1,472,019 100.00 1,472
1,461
Towd Point Mortgage Trust 04/27/26 650,000 100.00 650
649
Towd Point Mortgage Trust 04/29/26 280,000 97.36 273
272
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.71 478
485
Tricon American Homes Trust 01/12/24 2,178,954 92.92 2,025
2,079
Tricon Residential Trust 12/18/25 203,962 100.53 205
202
Tricon Residential Trust 01/21/26 937,714 100.00 938
937
Tricon Residential Trust 01/28/26 200,000 99.60 199
198
Trillium Credit Card Trust 10/06/25 175,000 100.00 175
175
Trinity Rail Leasing 2021 LLC 01/07/26 139,520 100.81 141
140
Trinity Rail Leasing 2021 LLC 01/22/26 220,751 94.83 209
208
UBS Group AG 12/22/25 767,000 99.46 763
758
UniCredit SpA 05/14/25 272,000 103.83 282
287
UPM-Kymmene Oyj 12/19/25 503,000 104.97 528
523
USB Auto Owner Trust 06/10/25 205,000 100.00 205
206
USB Auto Owner Trust 06/10/25 185,000 99.98 185
186
USB Auto Owner Trust 06/10/25 65,000 99.98 65
65
Var Energi ASA 12/19/25 726,000 103.77 753
750
Verizon Master Trust 01/30/26 100,000 101.27 101
100
Vertiv Group Corp. 10/16/25 595,000 98.52 586
588
Verus Securitization Trust 01/09/26 240,000 100.00 240
238
Verus Securitization Trust 02/05/26 460,000 100.00 460
454
Verus Securitization Trust 04/14/26 325,000 100.00 325
325
Verus Securitization Trust 04/16/26 422,124 99.38 419
418
VICI Properties, LP / VICI Note Co., Inc. 05/14/25 284,000 96.29 273
276
Videotron, Ltd. 12/05/24 348,000 95.77 333
337
Vistra Operations Co. LLC 11/19/24 345,000 100.06 345
346
Vistra Operations Co. LLC 12/19/25 531,000 99.90 530
521
Western Funding Auto Loan Trust 07/18/25 305,000 99.98 305
300
Western Funding Auto Loan Trust 07/18/25 690,000 99.98 690
690
Westlake Automobile Receivables Trust 05/20/25 185,000 99.98 185
186
Westpac New Zealand, Ltd. 01/22/26 700,000 100.00 700
695
WMG Acquisition Corp. 05/14/25 376,000 93.95 353
357
Woori Bank 12/22/25 758,000 104.23 790
785
Yamaha Motor Master Trust II 04/21/26 105,000 99.97 105
105
Yamaha Motor Master Trust II 04/21/26 200,000 99.99 200
199
Yara International ASA 08/14/23 750,000 98.18 736 752
125,306
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 421
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
10-Year Mini Japanese Government Bond Futures 2 JPY 25,852 06/26
(1)
Australian Dollar Currency Futures 23 USD 1,654 06/26
11
British Pound Currency Futures 37 USD 3,145 06/26
44
Commonwealth 10 Year Treasury Bond Futures 57 AUD 6,103 06/26
(60)
Euro Currency Futures 22 USD 3,234 06/26
28
Long Gilt Futures 38 GBP 3,290 06/26
(276)
New Zealand Dollar Currency Futures 62 USD 3,667 06/26
112
United States 2 Year Treasury Note Futures 192 USD 39,768 06/26
(268)
United States 5 Year Treasury Note Futures 115 USD 12,401 06/26
(229)
United States 10 Year Ultra Treasury Note Futures 19 USD 2,144 06/26 (17)
Short Positions
Euro-Bund Futures 44 EUR 5,516 06/26
119
Japanese 10 Year Government Bond Futures 10 JPY 1,292,600 06/26
148
Japanese Yen Currency Futures 9 USD 722 06/26
(6)
Norwegian Krone Currency Futures 9 USD 1,941 06/26
(101)
Swedish Krona Currency Futures 8 USD 1,738 06/26
8
Swiss Franc Currency Futures 33 USD 5,304 06/26
46
United States 2 Year Treasury Note Futures 49 USD 10,149 06/26 91
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (351)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 3,165 5.000%
(2)
06/20/31 171 73 244
Total Open Credit Indices - Sell Protection Contracts 171 73 244
Total Open Credit Default Swap Contracts (å) 171 73 244
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 68,434 $ —
$ —
$ 68,434
Corporate Bonds and Notes — 136,547 —
—
136,547
International Debt — 54,116 —
—
54,116
Mortgage-Backed Securities — 53,503 —
—
53,503
Municipal Bonds — 1,576 —
—
1,576
United States Government Agencies — 10,274 —
—
10,274
United States Government Treasuries — 38,209 —
—
38,209
Short-Term Investments — 6,238 — 20,236 26,474

See accompanying notes which are an integral part of the financial statements.
422 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments
— 368,897 — 20,236 389,133
Other Financial Instruments
Assets
Futures Contracts 607 — — — 607
Credit Default Swap Contracts — 244 — — 244
Liabilities
Futures Contracts (958) — — — (958)
Total Other Financial Instruments
*
$ (351) $ 244 $ — $ — $ (107)
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,291 0 .3
Brazil ..................................................................................................
1,378 0 .3
Canada ................................................................................................
15,938 4 .1
Cayman Islands ..................................................................................
551 0 .1
Chile ...................................................................................................
605 0 .2
Colombia ............................................................................................
730 0 .2
Finland ...............................................................................................
1,137 0 .3
France .................................................................................................
3,989 1 .0
Germany .............................................................................................
1,245 0 .3
India ...................................................................................................
757 0 .2
Ireland ................................................................................................
2,796 0 .7
Israel ...................................................................................................
137 — **
Italy ....................................................................................................
1,027 0 .3
Japan ..................................................................................................
1,852 0 .5
Kuwait ................................................................................................
259 0 .1
Mexico ...............................................................................................
2,236 0 .6
Netherlands ........................................................................................
1,175 0 .3
New Zealand ......................................................................................
695 0 .2
Norway ...............................................................................................
1,988 0 .5

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 423
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
** Less than .05% of net assets
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Peru ....................................................................................................
750 0 .2
Saudi Arabia .......................................................................................
1,727 0 .4
South Korea .......................................................................................
1,007 0 .3
Spain ..................................................................................................
2,165 0 .6
Sweden ...............................................................................................
1,274 0 .3
Switzerland ........................................................................................
1,948 0 .5
United Kingdom .................................................................................
8,301 2 .1
United States ......................................................................................
332,175 85 .0
Total Investments ............................................................................... 389,133 99 .6

See accompanying notes which are an integral part of the financial statements.
424 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ — $ 249 $ 358
Credit default swap contracts, at fair value 244 — —
Total
$ 244 $ 249 $ 358
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ 107 $ 851
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 9 $ 92
Credit default swap contracts 22 — —
Foreign currency exchange contracts — (28) —
Total
$ 22 $ (19) $ 92
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ 142 $ (630)
Credit default swap contracts 64 — —
Foreign currency exchange contracts — 49 —
Total
$ 64 $ 191 $ (630)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 425
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
^ Collateral received amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Credit Default Swap Contracts Credit default swap contracts, at fair value $ 244 $ — $ 244
Total Financial and Derivative Assets
244 — 244
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 244 $ — $ 244
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Goldman Sachs
$ 244 $ — $ — $ 244
Total
$ 244 $ — $ — $ 244

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
426 Short Duration Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 389,821
Investments, at fair value(>) ........................................................................................................................................................
389,133
Receivables:
Dividends and interest ...................................................................................................................................................... 2,758
Dividends from affiliated funds ....................................................................................................................................... 61
Fund shares sold ............................................................................................................................................................... 244
From broker(a)(b) ............................................................................................................................................................ 1,490
Variation margin on futures contracts .............................................................................................................................. 143
Prepaid expenses .......................................................................................................................................................................... 2
Credit default swap contracts, at fair value(+) ............................................................................................................................. 244
Total assets ...............................................................................................................................................................
394,075
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 7
Investments purchased ..................................................................................................................................................... 2,133
Fund shares redeemed ...................................................................................................................................................... 431
Accrued fees to affiliates .................................................................................................................................................. 137
Other accrued expenses .................................................................................................................................................... 56
Variation margin on futures contracts .............................................................................................................................. 492
Total liabilities ...........................................................................................................................................................
3,256
Net Assets ...............................................................................................................................................................
$ 390,819

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 427
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (10,392)
Shares of beneficial interest .........................................................................................................................................................
208
Additional paid-in capital ............................................................................................................................................................
401,003
Net Assets ...............................................................................................................................................................
$ 390,819
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 20,236
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,470
(b)     Receivable from Broker for Swaps .................................................................................................................................... $ 20
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ 171
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.75
Maximum offering price per share (Net asset value plus sales charge of 2 .5 0%): Class A ..................................................... $ 19. 23
Class A — Net assets ........................................................................................................................................................... $ 7,148,345
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 381,263
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.36
Class C — Net assets ........................................................................................................................................................... $ 8,923,431
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 486,147
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.82
Class M — Net assets .......................................................................................................................................................... $ 15,258,872
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 810,955
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.85
Class R6 — Net assets ......................................................................................................................................................... $ 1,150,336
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 61,035
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.80
Class S — Net assets ............................................................................................................................................................ $ 239,041,607
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 12,713,115
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.82
Class Y — Net assets ........................................................................................................................................................... $ 119,296,843
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,338,000
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
428 Short Duration Bond Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 8,723
Dividend distributions from affiliated funds .................................................................................................................... 532
Total investment income .............................................................................................................................................................
9,255
Expenses
Advisory fees ................................................................................................................................................................... 727
Administrative fees .......................................................................................................................................................... 98
Custodian fees .................................................................................................................................................................. 40
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 30
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 18
Transfer agent fees - Class S ............................................................................................................................................ 218
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 74
Registration fees ............................................................................................................................................................... 59
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 30
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 1,362
Expense reductions .......................................................................................................................................................... (276)
Net expenses ................................................................................................................................................................................
1,086
Net investment income (loss) .......................................................................................................................................................
8,169
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,728
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 101
Foreign currency exchange contracts ............................................................................................................................... (28)
Credit default swap contracts ........................................................................................................................................... 22
Net realized gain (loss) ................................................................................................................................................................
1,825
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (3,929)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (488)
Foreign currency exchange contracts ............................................................................................................................... 49
Credit default swap contracts ........................................................................................................................................... 64
Foreign currency-related transactions .............................................................................................................................. (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (4,309)
Net realized and unrealized gain (loss) ........................................................................................................................................ (2,484)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,685

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 8,169 $ 17,932
Net realized gain (loss) ................................................................................................................ 1,825 1,260
Net change in unrealized appreciation (depreciation) ................................................................. (4,309) 4,486
Net increase (decrease) in net assets from operations ....................................................................... 5,685 23,678
Distributions
To shareholders
Class A ..................................................................................................................................... (205) (341)
Class C ..................................................................................................................................... (181) (192)
Class M .................................................................................................................................... (509) (1,676)
Class R6 ................................................................................................................................... (33) (36)
Class S ...................................................................................................................................... (4,882) (7,107)
Class Y ..................................................................................................................................... (4,900) (8,394)
Net decrease in net assets from distributions ..................................................................................... (10,710) (17,746)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (26,453) (42,330)
Total Net Increase (Decrease) in Net Assets ...................................................................
(31,478) (36,398)
Net Assets
Beginning of period ........................................................................................................................... 422,297 458,695
End of period ......................................................................................................................................
$ 390,819 $ 422,297

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited)
2025
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
6
$ 109
34
$ 634
Proceeds from reinvestment of distributions
11
203
17
332
Payments for shares redeemed
(87)
(1,640)
(71)
(1,339)
Net increase (decrease)
(70)
(1,328)
(20)
(373)
Class C
Proceeds from shares sold
191
3,536
134
2,481
Proceeds from reinvestment of distributions
10
181
10
192
Payments for shares redeemed
(80)
(1,487)
(120)
(2,222)
Net increase (decrease)
121
2,230
24
451
Class M
Proceeds from shares sold
387
7,314
955
17,993
Proceeds from reinvestment of distributions
27
509
89
1,676
Payments for shares redeemed
(1,664)
(31,633)
(1,309)
(24,681)
Net increase (decrease)
(1,250)
(23,810)
(265)
(5,012)
Class R6
Proceeds from shares sold
12
233
48
912
Proceeds from reinvestment of distributions
2
33
2
36
Payments for shares redeemed
(11)
(210)
(25)
(472)
Net increase (decrease)
3
56
25
476
Class S
Proceeds from shares sold
8,078
152,548
2,104
39,709
Proceeds from reinvestment of distributions
258
4,880
377
7,099
Payments for shares redeemed
(4,580)
(86,930)
(2,889)
(54,505)
Net increase (decrease)
3,756
70,498
(408)
(7,697)
Class Y
Proceeds from shares sold
118
2,251
205
3,874
Proceeds from reinvestment of distributions
259
4,900
445
8,394
Payments for shares redeemed
(4,290)
(81,250)
(2,255)
(42,443)
Net increase (decrease)
(3,913)
(74,099)
(1,605)
(30,175)
Total increase (decrease)
(1,353)
$ (26,453)
(2,249)
$ (42,330)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.02 18.75 18.17 18.00 19.56 19.74
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.35 .74 .71 .48 .18 .15
$ Net Realized and Unrealized Gain (Loss) (.12) .26 .54 .09 (1.48) (.15)
$ Total from Investment Operations .23 1.00 1.25 .57 (1.30) —
(Ɵ)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.50) (.73) (.67) (.40) (.06) (.18)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.03) —
$ Total Distributions (.50) (.73) (.67) (.40) (.26) (.18)
$ Net Asset Value, End of Period 18.75 19.02 18.75 18.17 18.00 19.56
% Total Return
(±)(ǿ)
1.20 5.44 6.98 3.17 (6.72) .01
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 7,148 8,589 8,839 9,304 9,274 13,720
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.96 .95 1.01 1.08 1.07 1.06
% Expenses, Net
(Ƃ)(ɯ)
.78 .77 .81 .81 .81 .80
% Net Investment Income
(Ƃ)(ɯ)
3.69 3.92 3.83 2.64 .97 .75
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 18.63 18.39 17.83 17.68 19.31 19.55
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.27 .58 .56 .34 .04 ( — )
(Ɵ)
$ Net Realized and Unrealized Gain (Loss) (.11) .25 .53 .09 (1.46) (.14)
$ Total from Investment Operations .16 .83 1.09 .43 (1.42) (.14)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.43) (.59) (.53) (.28) (.02) (.10)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.02) —
$ Total Distributions (.43) (.59) (.53) (.28) (.21) (.10)
$ Net Asset Value, End of Period 18.36 18.63 18.39 17.83 17.68 19.31
% Total Return
(ǿ)
.88 4.61 6.20 2.42 (7.45) (.74)
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 8,923 6,813 6,285 8,766 12,863 19,621
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.71 1.70 1.76 1.83 1.82 1.81
% Expenses, Net
(Ƃ)(ɯ)
1.53 1.52 1.56 1.56 1.56 1.55
% Net Investment Income
(Ƃ)(ɯ)
2.95 3.17 3.06 1.86 .21 (.01)
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109

See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.08 18.82 18.23 18.04 19.59 19.77
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.37 .80 .77 .55 .26 .20
$ Net Realized and Unrealized Gain (Loss) (.11) .24 .54 .09 (1.52) (.14)
$ Total from Investment Operations .26 1.04 1.31 .64 (1.26) .06
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.52) (.78) (.72) (.45) (.08) (.24)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.04) —
$ Total Distributions (.52) (.78) (.72) (.45) (.29) (.24)
$ Net Asset Value, End of Period 18.82 19.08 18.82 18.23 18.04 19.59
% Total Return
(ǿ)
1.40 5.68 7.33 3.55 (6.50) .31
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 15,259 39,329 43,771 51,631 34,488 18,909
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.71 .70 .76 .82 .82 .81
% Expenses, Net
(Ƃ)(ɯ)
.48 .47 .51 .51 .51 .50
% Net Investment Income
(Ƃ)(ɯ)
3.98 4.22 4.12 3.03 1.42 1.01
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.11 18.84 18.25 18.07 19.61 19.80
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.38 .80 .77 .55 .25 .20
$ Net Realized and Unrealized Gain (Loss) (.12) .25 .54 .08 (1.50) (.15)
$ Total from Investment Operations .26 1.05 1.31 .63 (1.25) .05
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.52) (.78) (.72) (.45) (.08) (.24)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.04) —
$ Total Distributions (.52) (.78) (.72) (.45) (.29) (.24)
$ Net Asset Value, End of Period 18.85 19.11 18.84 18.25 18.07 19.61
% Total Return
(ǿ)
1.40 5.73 7.32 3.49 (6.44) .26
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,150 1,111 622 530 210 177
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.56 .55 .61 .68 .67 .66
% Expenses, Net
(Ƃ)(ɯ)
.48 .47 .51 .51 .51 .50
% Net Investment Income
(Ƃ)(ɯ)
3.99 4.24 4.13 2.98 1.33 1.03
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Russell Investment Company
Short Duration Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.07 18.80 18.21 18.03 19.58 19.76
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.37 .79 .76 .53 .24 .19
$ Net Realized and Unrealized Gain (Loss) (.12) .25 .54 .09 (1.50) (.14)
$ Total from Investment Operations .25 1.04 1.30 .62 (1.26) .05
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.52) (.77) (.71) (.44) (.08) (.23)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.04) —
$ Total Distributions (.52) (.77) (.71) (.44) (.29) (.23)
$ Net Asset Value, End of Period 18.80 19.07 18.80 18.21 18.03 19.58
% Total Return
(ǿ)
1.32 5.69 7.28 3.45 (6.53) .26
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 239,042 170,792 176,077 252,345 235,416 221,213
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.71 .70 .76 .83 .82 .81
% Expenses, Net
(Ƃ)(ɯ)
.53 .52 .56 .56 .56 .55
% Net Investment Income
(Ƃ)(ɯ)
3.93 4.17 4.07 2.92 1.31 .99
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 19.09 18.82 18.23 18.05 19.59 19.77
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.38 .80 .78 .55 .25 .21
$ Net Realized and Unrealized Gain (Loss) (.12) .26 .54 .08 (1.49) (.14)
$ Total from Investment Operations .26 1.06 1.32 .63 (1.24) .07
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.53) (.79) (.73) (.45) (.09) (.25)
$ Distributions from Net Realized Gain — — — — (.17) —
$ Return of Capital — — — — (.04) —
$ Total Distributions (.53) (.79) (.73) (.45) (.30) (.25)
$ Net Asset Value, End of Period 18.82 19.09 18.82 18.23 18.05 19.59
% Total Return
(ǿ)
1.36 5.76 7.35 3.52 (6.43) .33
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 119,297 195,663 223,101 140,109 114,263 129,318
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.51 .50 .56 .63 .62 .61
% Expenses, Net
(Ƃ)(ɯ)
.45 .44 .48 .49 .48 .47
% Net Investment Income
(Ƃ)(ɯ)
3.99 4.24 4.17 3.01 1.33 1.06
% Portfolio Turnover Rate
(ǿ)
92 113 122 82 55 109

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 94,03 2
Administrative fees 15,105
Distribution fees 7,018
Shareholder servicing fees 1,869
Transfer agent fees 17,623
Trustees' fees 1,787
$ 137,43 4
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,047 $ 378,673 $ 387,484 $ 2 $ (2) $ 20,236 $ 532 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 390,098,910 $ 1,952,438 $ (3,043,780) $ (1,091,342)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 435
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.1%
Alabama - 2.9%
Alabama State University Revenue Bonds 200 5.750 09/01/50 218
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.625 06/01/55 1,006
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,250 5.000 06/01/55 1,273
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,500 4.300 03/01/56 1,474
Black Belt Energy Gas District Revenue Bonds 5,000 5.000 12/01/34 5,247
Black Belt Energy Gas District Revenue Bonds 5,000 5.000 10/01/35 5,032
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,616
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 532
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,152
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/45 6,309
County of Jefferson Sewer Revenue Bonds 4,205 5.250 10/01/49 4,341
County of Jefferson Sewer Revenue Bonds 3,615 5.500 10/01/53 3,763
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 244
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,376
Homewood Educational Building Authority Revenue Bonds 2,450 5.500 10/01/54 2,477
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 92
Hoover Industrial Development Board Revenue Bonds 1,905 5.750 10/01/49 1,946
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 875
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 862
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 97
MidCity Improvement District Special Assessment 250 4.750 11/01/49 216
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,206
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 2,993
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 821
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 416
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 5,005
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,790
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,130 5.000 05/01/55 1,195
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 4,100 5.000 01/01/56 4,199
Sumter County Industrial Development Authority Revenue Bonds (Š) 1,100 6.000 07/15/52 —
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 9,685 5.250 05/01/44 9,740
University Beach Improvement District Special Assessment (Þ) 110 7.500 11/01/45 114
University Beach Improvement District Special Assessment (Þ) 240 7.500 11/01/55 244
70,871
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,762
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 205
1,967
Arizona - 2.2%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 4,610 3.310 01/01/37 4,594
Arizona Industrial Development Authority Revenue Bonds (Þ) 400 8.000 01/01/29 404
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,290 6.000 07/01/37 1,315
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 362
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 67
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,275 7.125 05/01/44 1,332
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 759
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 86
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,651
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 22
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,804
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 162
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 93

See accompanying notes which are an integral part of the financial statements.
436 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 629
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,750 7.625 05/01/54 1,860
Arizona Industrial Development Authority Revenue Bonds (µ) 720 5.000 06/01/54 719
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,256
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 23
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 94
Arizona Industrial Development Authority Revenue Bonds 3,254 5.125 01/01/59 2,952
Arizona Industrial Development Authority Revenue Bonds (Þ) 900 6.750 03/01/65 913
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,175
City of Phoenix Industrial Development Authority (The) Revenue Bonds 600 5.000 07/01/35 600
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/44 978
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,650
City of Phoenix Industrial Development Authority (The) Revenue Bonds (~)(Ê) 3,800 2.450 11/15/52 3,800
City of Phoenix Industrial Development Authority (The) Revenue Bonds 2,500 5.250 12/01/55 2,347
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.250 12/01/60 931
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 25 5.500 05/01/40 25
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 50 5.750 05/01/50 48
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 500 6.875 11/15/52 534
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 250 7.000 11/15/57 267
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 95
Estrella Mountain Ranch Community Facilities District Special Assessment 450 5.800 07/01/49 458
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 674
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,162
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 101
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 182
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 293
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 151
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 44
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 79
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 850 5.500 10/01/51 701
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 216
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 43
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 321
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 76
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 193
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 257
Salt River Project Agricultural Improvement and Power District Revenue Bonds 10,000 5.250 01/01/55 10,869
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 6.750 06/01/45 102
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 104
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 1,500 5.750 06/15/64 1,400
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 600 7.000 06/01/65 607
Superstition Vistas Community Facilities District No. 1 Special Assessment 267 6.250 07/01/39 281
Superstition Vistas Community Facilities District No. 1 Special Assessment 193 5.250 07/01/40 195
Superstition Vistas Community Facilities District No. 1 Special Assessment 219 5.250 07/01/41 213
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 75
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 92
54,985
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 837
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 795
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 244

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 437
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 125
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 597
Arkansas Development Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 8,230 4.250 09/01/46 8,186
Arkansas Development Finance Authority Revenue Bonds (Þ) 310 6.625 07/01/51 311
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,338
Arkansas Development Finance Authority Revenue Bonds 230 5.700 05/01/53 235
Arkansas Development Finance Authority Revenue Bonds (Þ) 225 6.750 07/01/61 225
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,753
Fayetteville Public Facilities Board Revenue Bonds 600 5.500 12/01/54 608
Fayetteville Public Facilities Board Revenue Bonds 150 5.500 12/01/60 151
15,405
California - 6.4%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 99
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 89
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 88
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 448
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 72
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 168
Alhambra Unified School District General Obligation Unlimited (µ) 1,150
Zero
coupon 08/01/37 759
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 475
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 180 2.830 02/01/52 171
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,166
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 02/01/55 1,056
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 316
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 153
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,471
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 118
California County Tobacco Securitization Agency Revenue Bonds 14,520
Zero
coupon 06/01/55 2,135
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 832
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 229
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,014
California Health Facilities Financing Authority Revenue Bonds (~)(µ)(Ê) 4,150 2.200 02/01/45 4,150
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,886
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 21
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 484
California Health Facilities Financing Authority Revenue Bonds 2,000 5.000 11/15/49 1,980
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 204
California Infrastructure and Economic Development Bank Revenue Bonds (Þ) 685 4.125 01/01/35 649
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)
(Ê)(Þ) 3,535 12.000 01/01/65 2,033
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 663
California Municipal Finance Authority Revenue Bonds 500 4.000 07/15/29 503
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 104
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 233
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 256
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,503
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,130
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 1,750 5.000 12/31/43 1,769
California Municipal Finance Authority Revenue Bonds (Þ) 775 5.375 11/01/45 791
California Municipal Finance Authority Revenue Bonds (~)(Ê)(Þ) 250 3.536 06/20/49 157
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,728

See accompanying notes which are an integral part of the financial statements.
438 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 56
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,693
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 750
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 80
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 59
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 87
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 272
California Municipal Finance Authority Revenue Bonds (Þ) 300 6.000 01/01/55 301
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 39
California Municipal Finance Authority Revenue Bonds 1,000 5.375 06/01/56 991
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 125
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 212
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 249
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 565
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 266
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 528
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,600
California Public Finance Authority Revenue Bonds (Þ) 1,000 6.500 06/01/54 947
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 618
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,003
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,001
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 52
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 500
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 943
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 123
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 352
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 65
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 986
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 228
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 245
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 163
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 764
California School Finance Authority Revenue Bonds (Þ) 300 6.000 06/01/56 310
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 247
California School Finance Authority Revenue Bonds (Þ) 250 5.750 07/01/56 241
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 541
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 140
California School Finance Authority Revenue Bonds (Þ) 280 4.000 06/01/61 180
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 83
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 281
California School Finance Authority Revenue Bonds (Þ) 250 6.000 07/01/61 248
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 231
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 179
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 387
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 506
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 250
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 330
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 203
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 507
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 202
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 397
California Statewide Communities Development Authority Revenue Bonds 2,695 5.250 12/01/44 2,698
California Statewide Communities Development Authority Revenue Bonds (Þ) 6,780 5.000 12/01/46 6,780
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 04/01/47 947

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 439
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 270
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 93
California Statewide Communities Development Authority Revenue Bonds (Þ) 475 5.250 07/01/52 463
California Statewide Communities Development Authority Revenue Bonds 2,645 5.500 12/01/54 2,647
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,950 5.250 12/01/56 1,952
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,011
California Statewide Communities Development Authority Revenue Bonds (Þ) 375 6.250 09/02/61 380
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 72
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 399
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 254
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 491
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,805
California Statewide Financing Authority Revenue Bonds 3,325
Zero
coupon 06/01/46 551
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 63
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 84
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 287
City of Dublin Special Tax 100 5.375 09/01/51 103
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 49
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,519
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,500
City of Oroville Revenue Bonds (Æ)(Ø) 100 5.250 04/01/34 70
City of Oroville Revenue Bonds (Æ)(Ø) 185 5.250 04/01/39 130
City of Oroville Revenue Bonds (Æ)(Ø) 1,435 5.250 04/01/49 1,010
City of Oroville Revenue Bonds (Æ)(Ø) 600 5.250 04/01/54 422
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,320
City of Roseville Special Tax 150 5.250 09/01/53 152
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 186
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 236
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500
Zero
coupon 08/01/43 1,200
County of El Dorado Special Tax 80 5.000 09/01/49 78
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 762
County of San Diego Special Tax 40 3.000 09/01/50 27
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 727
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 976
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 635
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 694
CSCDA Community Improvement Authority Revenue Bonds (Þ) 200 4.000 03/01/57 148
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 436
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 151
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,262
Foothill-Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,024 4.000 01/15/46 3,919
Golden State Connect Authority Revenue Bonds (Þ) 1,600 6.500 12/01/60 1,560
Golden State Tobacco Securitization Corp. Revenue Bonds 1,335 3.850 06/01/50 1,189
Golden State Tobacco Securitization Corp. Revenue Bonds 625 5.000 06/01/51 618
Golden State Tobacco Securitization Corp. Revenue Bonds 51,040
Zero
coupon 06/01/66 4,991
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 2,000 5.000 07/01/45 1,911
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/61 3,093

See accompanying notes which are an integral part of the financial statements.
440 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 889
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,132
Inland Empire Tobacco Securitization Corp. Revenue Bonds 110 3.678 06/01/38 108
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon
06/01/57 237
Irvine Unified School District Special Tax 570 5.000 03/01/57 571
Los Angeles Department of Water and Power Revenue Bonds 875 5.000 07/01/50 899
Los Angeles Department of Water and Power Revenue Bonds (µ) 500 5.000 07/01/53 518
Los Angeles Department of Water and Power Revenue Bonds (µ) 375 5.000 07/01/55 388
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 758
M-S-R Energy Authority Revenue Bonds 1,120 6.125 11/01/29 1,177
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,262
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 425
Northern California Gas Authority No. 1 Revenue Bonds (~)(Ê) 550 3.368 07/01/27 544
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 118
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 480
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 235
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 330
River Islands Public Financing Authority Special Tax (µ) 300 5.250 09/01/52 317
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 149
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 300
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 125
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 165 3.182 06/01/34 165
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,720
San Francisco City and County Airport Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,575
San Francisco City and County Airport Commission International Airport Revenue
Bonds 11,500 5.500 05/01/55 12,403
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 69
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 91
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 90
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 86
Silicon Valley Tobacco Securitization Authority Revenue Bonds 9,550
Zero
coupon 06/01/56 1,025
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/53 514
Southern California Tobacco Securitization Authority Revenue Bonds 385 5.000 06/01/48 382
Southern California Tobacco Securitization Authority Revenue Bonds 1,515
Zero
coupon 06/01/54 274
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,008
State of California General Obligation Unlimited 230 4.000 04/01/49 222
Tejon Ranch Public Facilities Finance Authority Special Tax 1,000 5.000 09/01/45 1,000
University of California Revenue Bonds 450 3.000 05/15/51 332
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
158,066
Colorado - 3.9%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 636
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 473
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 506
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 419
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 483
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 503
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 501

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 441
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 213 7.375 12/15/47 213
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 463
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,651
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/15/54 501
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 439
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 413
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 558
Citadel on Colfax Business Improvement District Revenue Bonds 900 5.350 12/01/50 837
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 360
City and County of Denver Airport System Revenue Bonds 550 5.500 11/15/53 573
City and County of Denver Special Facilities Airport Revenue Bonds 2,360 5.000 10/01/32 2,362
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 505
Colorado Educational and Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 479
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,368
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 141
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,734
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 394
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 296
Colorado Educational and Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 161
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 100 8.500 02/01/59 113
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 194
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 430 5.000 10/01/59 380
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 370
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 983
Colorado Educational and Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 91
Colorado Educational and Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 163
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 496
Colorado Health Facilities Authority Revenue Bonds 100 5.000 01/15/35 100
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 780
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 393
Colorado Health Facilities Authority Revenue Bonds 30 5.000 05/15/40 30
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 48
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,059
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 195
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 1,084
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,060
Colorado Health Facilities Authority Revenue Bonds (~)(µ)(Ê) 440 2.150 12/01/52 440
Colorado Health Facilities Authority Revenue Bonds 500 5.250 12/01/54 516
Colorado Health Facilities Authority Revenue Bonds (Þ) 2,750 7.000 06/15/55 2,725
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.500 07/01/57 1,348
Colorado High Performance Transportation Enterprise Revenue Bonds 400 5.750 01/01/44 400
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 99
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 814
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,708
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Colorado State University Research Foundation Revenue Bonds (Þ) 750 5.500 03/01/65 735
Commons at East Creek Metropolitan District (The) General Obligation Limited 1,495 5.000 12/01/50 1,386
Constitution Heights Metropolitan District General Obligation Limited 1,732 5.000 12/01/49 1,614
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 730
Copperleaf Metropolitan District No. 5 General Obligation Limited 500 6.500 12/01/55 491
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 509
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 402
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 496

See accompanying notes which are an integral part of the financial statements.
442 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited (Þ) 500 7.250 12/01/55 389
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 447
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 489
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 378
Denver Health and Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health and Hospital Authority Certificate of Participation 175 4.000 12/01/38 162
Denver Health and Hospital Authority Certificate of Participation 110 5.000 12/01/48 109
Denver Health and Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 304
Denver Health and Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 192
Denver Health and Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 322
Denver Health and Hospital Authority Revenue Bonds 100 4.000 12/01/39 94
Denver Health and Hospital Authority Revenue Bonds 50 4.000 12/01/40 46
Denver Health and Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,502
Denver Health and Hospital Authority Revenue Bonds 250 6.000 12/01/55 263
Denver Urban Renewal Authority Tax Allocation (Þ) 505 5.250 12/01/39 505
Dinosaur Ridge Metropolitan District Revenue Bonds 440 5.000 06/01/49 407
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,259
Foster Farm Business Improvement District General Obligation Limited (Þ) 5,390 7.250 12/01/55 3,821
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 501
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 407
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 259
Green Valley Ranch East Metropolitan District No. 9 General Obligation Limited 950 0.782 12/01/55 771
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 469
Hawkview Metropolitan District General Obligation Limited 1,000 5.875 12/01/55 966
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 228
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 411
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 494
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,185
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 429
Johnstown Plaza Metropolitan District General Obligation Limited 2,011 4.250 12/01/46 1,928
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 503
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,003
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 481
Legacy Community Authority Revenue Bonds 1,250 6.750 12/01/55 1,257
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 398
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 509
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 149
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 100
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 500
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 783
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 457
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 485
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 449
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,000
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 5.875 12/15/54 484
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.000 12/15/44 515
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 448
Parterre Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/55 514
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 492

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 443
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Piney Lake Trails Metropolitan District No. 1 General Obligation Limited 640 5.875 12/01/55 624
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 428
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 517
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 501
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,723
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 465
Pueblo Urban Renewal Authority Tax Allocation (Þ) 2,235 4.750 12/01/45 2,090
Redlands 360 Metropolitan District No. 2 General Obligation Limited 500 7.125 12/01/55 501
Redtail Ridge Metropolitan District General Obligation Limited 500
Zero
coupon 12/01/32 334
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 444
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 465
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 600
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 502
South Timnath Metropolitan District No. 1 General Obligation Limited 711 5.500 12/01/48 712
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,015
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 314
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 102
Sterling Ranch Community Authority Board Special Assessment 252 5.625 12/01/43 256
Sugar Creek Public Improvement Authority Revenue Bonds (Þ) 2,375 6.000 12/01/55 2,392
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 473
Tailholt Metropolitan District No. 3 General Obligation Limited 2,000 0.650 12/01/54 1,689
Tailholt Metropolitan District No. 3 General Obligation Limited 1,710 5.500 12/01/54 1,661
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 504
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 501
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 476
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,332 5.625 12/01/48 1,332
Village Metropolitan District(The) General Obligation Limited 2,250 5.750 12/01/55 2,251
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 469
Weems Neighborhood Metropolitan District General Obligation Limited 500 5.875 12/01/55 508
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 525
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 448
96,981
Connecticut - 0.8%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 105
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,149
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 409
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 723
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,963
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 982
Connecticut State Health and Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 648
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 996
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,395
Connecticut State Health and Educational Facilities Authority Revenue Bonds 200 4.000 07/01/49 146
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,023
Connecticut State Health and Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 180
Connecticut State Health and Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 395
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 189
Hartford Stadium Authority Revenue Bonds 230 5.000 02/01/36 230
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 355
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,015 7.000 02/01/45 2,030
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 158
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 185
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 157
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 229

See accompanying notes which are an integral part of the financial statements.
444 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 150
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 216
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,567
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 106
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,872
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 396
Town of Hamden Revenue Bonds 750 7.000 01/01/53 791
19,745
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 135 5.000 11/15/48 133
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 42
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 100
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 56
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 54
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 321
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 344
Delaware Transportation Authority Revenue Bonds 1,645 5.000 06/01/55 1,645
2,695
District of Columbia - 0.9%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,501
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,001
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 990
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 898
District of Columbia Tax Allocation Revenue Bonds (Þ) 225 6.250 06/01/41 145
District of Columbia Tax Allocation Revenue Bonds (Þ) 1,195 6.600 06/01/49 733
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835
Zero
coupon 06/15/46 2,730
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,013
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,395
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 6,870 4.000 10/01/49 6,065
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 922
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 3,850 4.000 10/01/53 3,216
22,609
Florida - 9.8%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 115
Abbott Square Community Development District Special Assessment 115 5.625 05/01/55 116
Alachua County Health Facilities Authority Revenue Bonds 185 5.000 12/01/44 185
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 180
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 120
Antillia Community Development District Special Assessment 90 5.600 05/01/44 93
Antillia Community Development District Special Assessment 90 5.875 05/01/54 92
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 101
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 201
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 125
Armstrong Community Development District Special Assessment Revenue Bonds 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment Revenue Bonds 160 4.000 11/01/50 129
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 70
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 765
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 363
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,140
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 41
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 154
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 101
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,406

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 445
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Avenir Community Development District Special Assessment (Þ) 255 5.000 05/01/41 257
Avenir Community Development District Special Assessment 120 5.375 05/01/43 122
Avenir Community Development District Special Assessment 320 3.400 05/01/52 236
Avenir Community Development District Special Assessment 405 5.625 05/01/54 407
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 90
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,066
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 1,024
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 501
Babcock Ranch Community Independent Special District Special Assessment 1,000 5.000 05/01/53 960
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Bella Tara Community Development District Special Assessment 215 6.125 05/01/56 221
Bella Tara Community Development District Special Assessment 140 6.500 05/01/56 138
Bellehaven Community Development District Special Assessment 150 6.050 05/01/55 153
Berry Bay Community Development District Special Assessment Revenue Bonds 55 2.625 05/01/26 55
Berry Bay Community Development District Special Assessment Revenue Bonds 150 5.750 05/01/53 152
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 41
Blackwell Community Development District Special Assessment 100 5.750 05/01/56 98
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 95
Bonterra Community Development District Special Assessment 565 5.000 05/01/47 546
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 203
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 251
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 64
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 199
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 51
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 126
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 252
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 105
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 102
Buckhead Trails Community Development District Special Assessment 75 5.875 05/01/54 74
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 100
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 98
Caldera Community Development District Special Assessment 980 5.200 05/01/54 934
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 123
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 1,963
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 129
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 101
Capital Projects Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/15/55 1,245
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 106
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 884
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,960 4.500 01/01/35 1,908
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 307
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 435
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 936
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 75
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 409
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 72
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,015 5.250 12/01/58 3,778
Capital Trust Agency, Inc. Revenue Bonds 4,000
Zero
coupon 01/01/60 356
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 1,094
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 100
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 356

See accompanying notes which are an integral part of the financial statements.
446 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 97
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 191
Capital Trust Authority Revenue Bonds 500 5.250 12/01/55 500
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 94
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.125 07/01/60 960
Capital Trust Authority Revenue Bonds (Þ) 1,500 5.000 06/01/64 1,351
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.750 06/15/65 989
Capital Trust Authority Revenue Bonds (Þ) 100 6.750 06/15/65 99
Capital Trust Authority Revenue Bonds (Þ) 2,100 6.625 07/01/65 2,132
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 101
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 95
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 232
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 101
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 102
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 899
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,373
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 395
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 100
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 198
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 25
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 36
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 80
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 195 5.500 10/01/36 195
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,646
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,001
City of Lake Helen Florida Revenue Bonds (Þ) 700 5.375 07/15/38 682
City of Orlando Revenue Bonds 8,000 5.250 10/01/55 8,511
City of Palmetto Revenue Bonds 75 5.250 06/01/52 73
City of Palmetto Revenue Bonds 150 5.375 06/01/57 147
City of Palmetto Revenue Bonds 125 5.625 06/01/62 125
City of Tampa Revenue Bonds 960 5.000 04/01/45 961
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 96
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 170
Coddington Community Development District Special Assessment 100 5.750 05/01/52 101
Collier County Educational Facilities Authority Revenue Bonds 2,500 5.000 06/01/43 2,411
Collier County Health Facilities Authority Revenue Bonds 100 5.000 05/01/45 100
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 817
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 263
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 245
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 96
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 197
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 154
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 99
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 115 4.000 05/01/40 106
Cordova Palms Community Development District Special Assessment 1,010 5.400 05/01/42 1,035
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,172
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 145
Corkscrew Farms Community Development District Special Assessment (Þ) 90 5.000 11/01/38 91
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 96
Coronado Community Development District Special Assessment 24 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 186
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,060

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 447
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Lake Revenue Bonds 500 5.750 08/15/50 491
County of Miami-Dade  Industrial Development Authority Revenue Bonds 900 5.000 09/15/34 901
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,787
County of Miami-Dade Revenue Bonds (µ) 450
Zero
coupon 10/01/45 185
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,188
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,241
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,309
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,351
County of Palm Beach Revenue Bonds (Þ) 625 5.750 10/01/55 635
County of Palm Beach Revenue Bonds (Þ) 100 6.750 10/01/55 102
County of Palm Beach Revenue Bonds (Þ) 1,000 5.750 10/01/65 1,009
Creekview Community Development District Special Assessment Revenue Bonds 200 5.375 05/01/44 199
Creekview Community Development District Special Assessment Revenue Bonds 300 5.625 05/01/55 290
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 970
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 173
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 118
Crossings Community Development District Special Assessment 175 5.125 05/01/52 167
Crossings Community Development District Special Assessment 90 5.600 05/01/54 91
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 97
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 103
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 101
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 101
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 100
Cypress Creek Reserve Community Development District Special Assessment 75 5.750 05/01/45 78
Cypress Creek Reserve Community Development District Special Assessment 160 6.000 05/01/56 164
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 85
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 82
Cypress Reserve Community Development District Special Assessment (Þ) 200 5.800 05/01/56 201
Davenport Road South Community Development District Special Assessment (Þ) 295 5.000 11/01/38 299
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 146
Deer Run Community Development District Special Assessment 160 5.400 05/01/39 166
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 206
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 100
Deering Park Stewardship District Special Assessment 350 6.000 05/01/45 370
Deering Park Stewardship District Special Assessment 250 6.250 05/01/55 259
Del Webb Oak Creek Community Development District Special Assessment 345 5.250 05/01/53 333
Del Webb River Reserve Community Development District Special Assessment 145 5.875 05/01/55 147
Del Webb Sunchase Community Development District Special Assessment 1,000 5.625 05/01/55 999
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 73
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 63
Eagle Hammock Community Development District Special Assessment 190 5.375 05/01/52 188
Eagle Pointe Community Development District Special Assessment (Þ) 170 4.125 05/01/40 157
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 186
East 547 Community Development District Special Assessment 50 6.500 05/01/54 53
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 628
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,080
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 45
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 163
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 66
Edgewater East Community Development District Special Assessment 145 4.000 05/01/42 131
Edgewater East Community Development District Special Assessment 100 6.100 05/01/45 107
Edgewater East Community Development District Special Assessment 150 6.300 05/01/55 158
Edgewater West Community Development District Special Assessment 550 6.000 05/01/41 550
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 242

See accompanying notes which are an integral part of the financial statements.
448 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edgewater West Community Development District Special Assessment 175 5.875 05/01/56 176
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 654
Enclave at Lake Geneva Community Development District Special Assessment 150 6.000 05/01/56 150
Entrada Community Development District Special Assessment 100 5.800 05/01/53 101
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 51
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 75
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 735
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 184
Escambia County Health Facilities Authority Revenue Bonds (µ) 5,525 4.000 08/15/50 4,840
Esplanade Lake Club Community Development District Special Assessment 100 5.875 05/01/55 101
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 101
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 99
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 84
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 455
Firelight Community Development District Special Assessment Revenue Bonds 225 6.125 05/01/55 232
Firethorn Community Development District Special Assessment 1,125 5.600 05/01/55 1,091
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 100
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 59
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,975 12.000 07/15/32 2,992
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 77
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 859
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 72
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,107
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 194
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 214
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 99
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 138
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 387
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,350
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 357
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 235
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 314
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 241
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 148
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 101
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,137
Florida Development Finance Corp. Revenue Bonds (Þ) 880 4.000 06/30/56 573
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 278
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 158
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Š)(Þ) 5,300 10.000 07/01/57 1,484
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 212
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 167
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,100 12.000 07/15/59 930
Florida Higher Educational Facilities Financing Authority Revenue Bonds 125 5.000 03/01/39 104
Florida Higher Educational Facilities Financing Authority Revenue Bonds 350 5.000 03/01/44 270
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,203
Florida Higher Educational Facilities Financing Authority Revenue Bonds 515 5.000 03/01/49 375
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 4,220 6.250 07/01/55 4,229
Florida Keys Aqueduct Authority Revenue Bonds 975 5.000 09/01/49 975
Florida Local Government Finance Commission Revenue Bonds (Þ) 750 11.500 12/01/30 750
Florida Local Government Finance Commission Revenue Bonds (Þ) 400 11.000 12/22/30 400
Florida Local Government Finance Commission Revenue Bonds (Þ) 250 6.000 07/01/50 251
Florida Local Government Finance Commission Revenue Bonds (Þ) 125 6.000 07/01/55 123

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 449
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Local Government Finance Commission Revenue Bonds 855 5.875 10/01/61 836
Florida Local Government Finance Commission Revenue Bonds (Þ) 430 6.875 11/15/64 447
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 312
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 267
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 96
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 101
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 100
Gas Worx Community Development District Special Assessment (Þ) 2,000 6.000 05/01/57 2,005
GIR East Community Development District Special Assessment 125 5.300 05/01/45 126
GIR East Community Development District Special Assessment 175 5.500 05/01/55 169
Governors Park South Community Development District Special Assessment 500 6.000 05/01/41 497
Governors Park South Community Development District Special Assessment 160 5.400 05/01/45 159
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 96
Governors Park South Community Development District Special Assessment 250 5.800 05/01/56 246
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 70 5.000 05/01/46 68
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 80
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 104
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 103
Groves at Lake Marion Community Development District Special Assessment (Þ) 100 5.600 12/15/55 100
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 94
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 264
Hammock Oaks Community Development District Special Assessment 115 6.150 05/01/54 116
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 156
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 48
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 136
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 96
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 84
Harbor Reserve Community Development District Special Assessment 1,260 5.750 05/01/56 1,212
Harmony on Lake Eloise Community Development District Special Assessment 100 5.450 11/01/45 100
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 98
Harmony on Lake Eloise Community Development District Special Assessment 100 5.650 11/01/54 96
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,168
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 99
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 91
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 153
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 80
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 130
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 110
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 285
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 84
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 419
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 22
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 98
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 144
Hills Minneola Community Development District Special Assessment 100 5.600 05/01/56 98
Hills of Minneola Community Development District Special Assessment 50 5.550 05/01/44 51
Hills of Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 188
Hills of Minneola Community Development District Special Assessment 100 5.875 05/01/54 102
Hillsborough County Industrial Development Authority Revenue Bonds 1,000 4.000 08/01/50 877
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,521

See accompanying notes which are an integral part of the financial statements.
450 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,794
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 103
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 136
Hunt Club Grove Community Development District Special Assessment 100 5.600 12/15/55 98
Island Lakes Estate Special Assessment 150 6.000 12/15/53 154
Isles of Bartram Park Community Development District Special Assessment 195 4.625 11/01/37 194
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 102
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 99
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 81
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 250
K-Bar Ranch III Community Development District Special Assessment (Þ) 375 5.875 05/01/45 396
K-Bar Ranch III Community Development District Special Assessment (Þ) 275 6.125 05/01/55 284
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 134
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 79
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.650 05/01/43 103
Kindred Community Development District II Special Assessment Revenue Bonds 100 3.750 05/01/50 79
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.875 05/01/54 102
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 78
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 49
Kings Creek I Community Development District Special Assessment 100 5.750 05/01/45 105
Kings Creek I Community Development District Special Assessment 175 6.000 05/01/55 179
Kingston One Community Development District Special Assessment 1,000 6.000 05/01/57 1,023
Kissimmee Park Community Development District Special Assessment 130 6.125 05/01/56 134
Kissimmee Park Community Development District Special Assessment 255 6.500 05/01/56 266
Knightsbridge Community Development District Special Assessment (Þ) 1,000 5.500 06/15/54 999
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 126
Lake Emma Community Development District Special Assessment (Þ) 45 5.250 05/01/43 45
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Lake Flores Community Development District Special Assessment 100 5.750 05/01/56 98
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 87
Lakes of Sarasota Community Development District 2 Special Assessment 275 5.200 05/01/35 289
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 102
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 254
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 185
Lakeside Preserve Community Development District Special Assessment 25 5.250 05/01/30 26
Lakeside Preserve Community Development District Special Assessment 65 6.000 05/01/43 69
Lakeside Preserve Community Development District Special Assessment 100 6.375 05/01/54 105
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 101
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 915
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 314
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 98
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 225
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 242
Lakewood Ranch Stewardship District Special Assessment 240 3.900 05/01/50 195
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 639
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 100
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 334
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 99
Lakewood Ranch Stewardship District Special Assessment 500 6.000 05/01/56 513
Landings at Miami Community Development District Special Assessment (Þ) 330 4.625 11/01/38 319
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 92

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 451
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 102
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 256
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 301
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 708
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 98
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 177
Longleaf Community Development District Special Assessment Revenue Bonds 95 5.450 05/01/55 94
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 163
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,021
LT Ranch South Community Development District Special Assessment 715 5.900 05/01/56 718
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 42
LTC Ranch West Residential Community Development District Special Assessment 95 5.650 05/01/54 91
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 50
LTC Ranch West Residential Community Development District Special Assessment 80 6.050 05/01/54 83
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 94
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 90
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 51
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 121
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 78
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 52
Marion Ranch Community Development District Special Assessment 130 5.950 05/01/54 133
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 203
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 246
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 76
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 96
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 101
Metropica Community Development District Special Assessment 355 7.000 11/01/30 356
Miami Beach Health Facilities Authority Revenue Bonds (ae) 1,795 5.000 11/15/39 1,797
Miami Beach Health Facilities Authority Revenue Bonds (ae) 50 5.000 11/15/44 50
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 892
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 512
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,114
Miami-Dade County Expressway Authority Revenue Bonds 1,900 5.000 07/01/39 1,902
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 115
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 165
Miami-Dade County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.375 07/01/65 1,020
Mirada Community Development District Special Assessment Revenue Bonds 120 5.625 05/01/44 120
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 108
Mirada II Community Development District Special Assessment 1,610 4.000 05/01/51 1,302
Mirada II Community Development District Special Assessment 140 5.750 05/01/53 142
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 185
Newfield Community Development District Special Assessment Revenue Bonds 1,805 5.625 05/01/45 1,870
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 150
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 198
North AR-1 Pasco Community Development District Special Assessment 390 5.750 05/01/43 405
North AR-1 Pasco Community Development District Special Assessment 50 5.750 05/01/44 52
North AR-1 Pasco Community Development District Special Assessment 110 6.000 05/01/54 113
North Loop Community Development District Special Assessment 150 6.625 05/01/54 161
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 84
North Park Isle Community Development District Special Assessment 235 4.000 11/01/51 189
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 142
Northlake Stewardship District Special Assessment 250 6.000 05/01/45 265

See accompanying notes which are an integral part of the financial statements.
452 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northlake Stewardship District Special Assessment 250 6.200 05/01/56 259
Northridge Community Development District Special Assessment (Þ) 160 5.750 05/01/45 167
Northridge Community Development District Special Assessment (Þ) 200 6.000 05/01/55 205
Ocala Preserve Community Development District Special Assessment 1,120 3.100 11/01/41 896
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 99
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 102
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 101
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 98
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 769
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,245
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 91
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 101
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 139
Palermo Community Development District Special Assessment 100 5.000 06/15/43 99
Palermo Community Development District Special Assessment 100 5.350 06/15/45 101
Palermo Community Development District Special Assessment 125 5.250 06/15/53 121
Palermo Community Development District Special Assessment 100 5.500 06/15/55 98
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 700 11.500 07/01/27 1,005
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 172
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 390
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 249
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 221
Palm Coast 145 Community Development District Special Assessment (Þ) 500 6.250 05/01/35 528
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.500 05/01/45 267
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.750 05/01/57 264
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 592
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 102
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 962
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 101
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 102
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 100
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 117
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 228
Palmetto Ridge Community Development District Special Assessment 100 5.700 05/01/55 98
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,015
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 498
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 340
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 134
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 172
Parrish Lakes Community Development District Special Assessment 75 5.125 05/01/43 75
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 51
Parrish Lakes Community Development District Special Assessment 95 5.400 05/01/53 94
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 151
Parrish Lakes Community Development District Special Assessment 165 5.800 05/01/54 164
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 250
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 422
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 103
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 99
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 97
PBR Community Development District Special Assessment Revenue Bonds 100 5.125 03/01/56 96
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 100
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 177
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 101
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 228

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 453
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 312
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 415 4.125 12/15/28 419
Pinellas County Industrial Development Authority Revenue Bonds 1,025 5.000 07/01/29 1,033
Pinery Community Development District Special Assessment Revenue Bonds 100 5.600 05/01/46 99
Pinery Community Development District Special Assessment Revenue Bonds 150 5.875 05/01/56 146
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 22
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.625 05/01/45 104
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.875 05/01/55 102
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 543
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 95
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 104
Radiance Community Development District Special Assessment (Þ) 175 6.200 05/01/45 181
Radiance Community Development District Special Assessment (Þ) 225 6.400 05/01/56 229
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 544
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 876
Reflection Bay Community Development District Special Assessment 100 5.625 05/01/45 104
Reflection Bay Community Development District Special Assessment 100 5.875 05/01/55 101
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 150
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,709
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 76
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 66
River Hall Community Development District Special Assessment 600 4.000 05/01/51 483
River Hall Community Development District Special Assessment 150 6.500 05/01/54 159
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 75
River Landing Community Development District Special Assessment 100 5.450 05/01/55 97
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 102
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 97
Rivington Community Development District Special Assessment Revenue Bonds 420 4.000 05/01/52 338
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 761
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 201
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 154
Rookery Community Development District Special Assessment Revenue Bonds 225 5.350 05/01/55 219
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 831
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 97
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 62
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 214
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 308
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 125
Saltmeadows Community Development District Special Assessment (Þ) 100 6.000 05/01/55 102
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 103
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 882
Savanna Lakes Community Development District Special Assessment 150 5.500 06/15/54 150
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 204
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 142
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 126
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 145
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 95
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108

See accompanying notes which are an integral part of the financial statements.
454 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 100
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 97
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 250
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 72
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 101
Seminole Palms Community Development District Special Assessment 85 5.700 05/01/53 86
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 102
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 175
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 77
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 197
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 136
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 100
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 655
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 62
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 38
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 126
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 97
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 157
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 241
Solaeris Community Development District Special Assessment (Þ) 200 6.300 05/01/56 203
Somerset Bay Community Development District Special Assessment (Þ) 100 5.900 05/01/54 99
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,251
Southern Groves Community Development District No. 5 Special Assessment 2,620 4.000 05/01/48 2,170
Southern Groves Community Development District No. 5 Special Assessmnet 1,500 5.350 05/01/46 1,492
Southpointe of Manatee County Community Development District Special
Assessment 100 5.625 05/01/56 98
Southshore Bay Community Development District Special Assessment 100 5.625 05/01/54 99
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 50
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 100
St. Augustine Lakes Community Development District Special Assessment 990 5.500 06/15/53 990
St. Johns County Industrial Development Authority Revenue Bonds 500 4.000 12/15/41 436
St. Johns County Industrial Development Authority Revenue Bonds 900 4.000 12/15/50 694
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 303
Stellar North Community Development District Special Assessment 755 3.200 05/01/41 639
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 208
Stonegate Preserve Community Development District Special Assessment 125 5.875 06/15/55 128
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 111
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 194
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 136
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 100
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 871
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 74
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 97
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 13
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 310 4.000 05/01/52 249
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 199
Tamarindo Community Development District Special Assessment Revenue Bonds 50 3.375 05/01/41 42
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 98
Terreno Community Development District Special Assessment 100 5.400 05/01/45 101

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 455
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Terreno Community Development District Special Assessment 100 5.250 05/01/53 97
Terreno Community Development District Special Assessment 100 5.650 05/01/55 98
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 956
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 205
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,002
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 86
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 190
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 101
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 222
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 247
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 99
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 93
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Towns at Woodsdale Community Development District Special Assessment (Þ) 75 6.375 11/01/53 79
Tradition Community Development District No. 9 Special Assessment 125 3.000 05/01/41 100
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 15 5.250 11/01/27 15
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 201
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 188
TSR Community Development District Special Assessment Revenue Bonds 485 5.125 11/01/49 469
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 292
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 80
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 79
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 52
Twisted Oaks Pointe Community Development District Special Assessment 120 6.000 05/01/55 123
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 134
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 192
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 282
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 265
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 159
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 314
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 150
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 127
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 502
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 123
V-Dana Community Development District Special Assessment 80 5.250 05/01/43 81
V-Dana Community Development District Special Assessment 100 5.375 05/01/45 102
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 79
V-Dana Community Development District Special Assessment 145 5.500 05/01/54 145
V-Dana Community Development District Special Assessment 125 5.550 05/01/55 124
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 850
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 500 5.125 05/01/49 484
Veranda Community Development District II Special Assessment 185 5.000 11/01/39 186
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 53
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 160
Veranda Community Development District II Special Assessment 60 5.375 05/01/44 61
Veranda Community Development District II Special Assessment 265 5.125 11/01/49 256
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 40
Veranda Community Development District II Special Assessment 15 5.625 05/01/54 15
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 100
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 199
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 100

See accompanying notes which are an integral part of the financial statements.
456 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 256
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 95
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 245
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 51
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 49
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 65
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 501
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 76
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 98
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 143
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 41
Viera Stewardship District Special Assessment 100 5.300 05/01/43 101
Viera Stewardship District Special Assessment 250 5.500 05/01/54 249
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 221
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 435
Village Community Development District No. 14 Special Assessment Revenue Bonds 940 5.500 05/01/53 959
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 202
Village Community Development District No. 15 Special Assessment (Þ) 2,000 5.250 05/01/54 1,988
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 100
Villamar Community Development District Special Assessment 495 4.000 11/01/51 401
Villamar Community Development District Special Assessment 500 4.125 05/01/52 408
Villamar Community Development District Special Assessment 1,190 5.750 05/01/53 1,207
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 80
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 240
Waterford Community Development District Special Assessment 40 5.375 05/01/43 41
Waterford Community Development District Special Assessment 60 5.600 05/01/53 60
Waterford Community Development District Special Assessment 60 5.450 05/01/54 59
Waterford Community Development District Special Assessment 160 6.250 05/01/56 166
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 256
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 152
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 147
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 125
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 100
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 123
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 97
Wellness Ridge Community Development District Special Assessment 100 5.625 06/15/56 98
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 64
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 100
West Port Community Development District Special Assessment 90 3.400 05/01/41 76
West Port Community Development District Special Assessment 50 5.250 05/01/52 49
West Port East Community Development District Special Assessment (Þ) 100 6.000 05/01/55 102
West Villages Improvement District Special Assessment 135 4.750 05/01/39 135
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,635
West Villages Improvement District Special Assessment 100 5.375 05/01/42 102
West Villages Improvement District Special Assessment 100 5.375 05/01/43 102
West Villages Improvement District Special Assessment 210 5.000 05/01/50 203
West Villages Improvement District Special Assessment 150 5.500 05/01/53 150
West Villages Improvement District Special Assessment 200 5.625 05/01/53 201
West Villages Improvement District Special Assessment 100 5.625 05/01/54 101
West Villages Improvement District Special Assessment 100 6.250 05/01/54 105
West Villages Improvement District Special Assessment 150 6.000 05/01/55 154
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 96

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 457
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 95
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 644
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 162
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 162
Westside Haines City Community Development District Special Assessment 125 5.625 05/01/56 121
Westview North Community Development District Special Assessment 100 6.000 06/15/52 103
Westview South Community Development District Special Assessment 175 5.375 05/01/43 178
Westview South Community Development District Special Assessment 200 5.600 05/01/53 200
Westview South Community Development District Special Assessment 150 5.625 05/01/53 151
Westview South Community Development District Special Assessment (Þ) 250 6.200 05/01/55 259
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 510
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 100
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 100
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 118
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 223
Willowbrook Community Development District Special Assessment 90 5.900 05/01/55 92
Willows Community Development District Special Assessment 100 5.750 05/01/52 101
Wind Meadows South Community Development District Special Assessment 930 4.000 05/01/52 745
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 126
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 98
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 95
Winding Oaks Community Development District Special Assessment 95 5.400 05/01/44 97
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 101
Windward Preserve Community Development District Special Assessment 85 6.000 05/01/56 87
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 206
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 101
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 97
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 60
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 97
Woodlands Section 9 Community Development District Special Assessment 175 5.700 05/01/46 174
Woodlands Section 9 Community Development District Special Assessment 250 6.000 05/01/56 248
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,592
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 44
242,179
Georgia - 2.1%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 6.500 12/15/48 2,892
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,540 6.000 07/01/50 3,634
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,138
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,901
Burke County Development Authority (The) Revenue Bonds 1,000 4.125 11/01/45 934
City of Rockdale Special Assessment Revenue Bonds (Þ) 394 7.500 09/15/54 402
Cobb County Development Authority (The) Revenue Bonds 1,450 5.000 07/15/38 1,451
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 133
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,185
County of Gainesville and Hall  Development Authority Revenue Bonds (Æ)(Ø) 100 5.125 03/01/52 30
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 902
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 97
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,182
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 163
George L Smith II Congress Center Authority Revenue Bonds 7,700 4.000 01/01/54 6,436
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,620
Georgia Municipal Electric Authority Revenue Bonds (µ) 2,365 5.000 07/01/48 2,425
Georgia Municipal Electric Authority Revenue Bonds (µ) 3,220 4.000 01/01/49 2,909
Georgia Municipal Electric Authority Revenue Bonds (µ) 1,500 4.000 01/01/49 1,387

See accompanying notes which are an integral part of the financial statements.
458 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Georgia Municipal Electric Authority Revenue Bonds 2,000 4.000 01/01/49 1,731
Georgia Municipal Electric Authority Revenue Bonds 1,000 5.000 01/01/49 1,003
Georgia Municipal Electric Authority Revenue Bonds (µ) 2,000 5.000 01/01/56 2,006
Georgia Municipal Electric Authority Revenue Bonds 1,500 4.000 01/01/59 1,296
Georgia Municipal Electric Authority Revenue Bonds 1,500 5.000 01/01/63 1,475
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 300 5.000 08/01/34 300
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 942
Lagrange Development Authority Revenue Bonds 290 5.000 10/15/52 248
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 354
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,084
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 154
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/55 1,065
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 3,500 5.000 12/01/55 3,670
Private Colleges and Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,001
Private Colleges and Universities Authority Revenue Bonds (~)(Ê) 450 2.300 09/01/52 450
Savannah Georgia Convention Center Authority Revenue Bonds 250 5.250 06/01/61 245
Savannah Georgia Convention Center Authority Revenue Bonds (Þ) 800 6.250 06/01/61 816
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 175
50,958
Guam - 0.4%
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 636
American Samoa Economic Development Authority Revenue Bonds (Þ) 850 5.250 09/01/45 863
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 108
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 107
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 106
Guam Department of Education Certificate of Participation 615 4.250 02/01/30 618
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 541
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,605
Guam Government Waterworks Authority Revenue Bonds 630 5.000 01/01/50 639
Guam Port Authority Revenue Bonds 200 5.000 07/01/36 204
Territory of Guam General Obligation Unlimited 285 5.000 11/15/31 298
Territory of Guam Revenue Bonds 500 5.000 12/01/31 503
Territory of Guam Revenue Bonds 400 5.000 11/01/35 419
Territory of Guam Revenue Bonds 2,825 4.000 01/01/36 2,855
Territory of Guam Revenue Bonds 1,420 4.000 01/01/42 1,352
10,963
Hawaii - 0.4%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,183
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,016
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 3,850 6.000 07/01/28 3,933
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 1,105 5.000 01/01/30 1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 130 4.000 03/01/37 129
State of Hawaii Department of Budget and Finance Revenue Bonds 1,360 3.200 07/01/39 1,197
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.000 07/01/39 247
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.125 07/01/43 243
State of Hawaii Department of Budget and Finance Revenue Bonds 105 3.500 10/01/49 85
9,138
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 122 5.875 09/01/53 126
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 401
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 714
Idaho Housing and Finance Association Revenue Bonds 1,655 4.650 01/01/54 1,659

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 459
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Power County Industrial Development Corp. Revenue Bonds 1,250 6.450 08/01/32 1,250
Spring Valley Community Infrastructure District No. 1 Special Assessment (Þ) 2,013 3.750 09/01/51 1,813
5,963
Illinois - 6.8%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,124
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 500 5.750 04/01/35 508
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 5,055 5.000 04/01/46 4,828
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,226
Chicago Board of Education General Obligation Unlimited 100 6.038 12/01/29 98
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 340
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,637
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,041
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 363
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/35 250
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 991
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,858
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,006
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,779
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,615
Chicago Board of Education General Obligation Unlimited 2,605 5.000 12/01/42 2,532
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 494
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 676
Chicago Board of Education General Obligation Unlimited 6,690 5.000 12/01/46 6,190
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,471
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,528
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,438
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,454
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 279
Chicago Board of Education General Obligation Unlimited 6,985 5.750 12/01/50 6,935
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,231
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,663
Chicago Board of Education Revenue Bonds 4,720 6.000 04/01/46 4,768
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 168
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 191
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 982
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 599
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,761
Chicago O'Hare International Airport Revenue Bonds 5,000 5.250 01/01/61 5,183
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,000 5.250 12/01/51 2,100
Chicago Transit Sales Tax Receipts Fund Authority Revenue Bonds 3,120 5.000 12/01/46 3,128
City of Belleville Sales Tax Revenue Tax Allocation 35 3.750 07/01/41 33
City of Burbank Illinois Revenue Bonds (Þ) 2,105 6.250 02/01/51 2,108
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,591
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 374
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 959
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,568
City of Chicago General Obligation Unlimited 275 6.000 01/01/43 298
City of Chicago General Obligation Unlimited 1,415 5.500 01/01/49 1,417
City of Chicago General Obligation Unlimited 1,000 6.000 01/01/50 1,041
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 184
City of Marion Sales Tax Revenue Bonds 1,790 6.375 06/01/45 1,741
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,227

See accompanying notes which are an integral part of the financial statements.
460 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Cook Revenue Bonds 300 6.500 01/01/45 295
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 412
Eastern Illinois Economic Development Authority Revenue Bonds 2,000 7.000 02/15/56 1,933
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 250
Illinois Finance Authority Revenue Bonds 875 5.000 05/15/33 873
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 464
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,519
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 419 5.000 05/15/36 18
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,003
Illinois Finance Authority Revenue Bonds 1,350 5.500 04/01/37 1,299
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,884
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 605
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 302 4.000 05/15/41 13
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,858
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 101
Illinois Finance Authority Revenue Bonds 70 5.000 11/15/45 70
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,001
Illinois Finance Authority Revenue Bonds (Þ) 575 5.875 09/01/46 563
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 93
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 97
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 259
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,423
Illinois Finance Authority Revenue Bonds (Þ) 2,545 6.125 04/01/49 2,492
Illinois Finance Authority Revenue Bonds (~)(Ê) 800 3.400 08/15/49 800
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 233
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 919
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,921
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 100
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 44
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 89
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 262
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 201
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 508
Illinois Finance Authority Revenue Bonds 1,000 5.250 05/15/54 834
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 804
Illinois Finance Authority Revenue Bonds 1,550 5.375 11/01/55 1,507
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 43
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 460
Illinois Finance Authority Revenue Bonds (Þ) 2,780 6.125 04/01/58 2,663
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 525
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 821
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 611
Illinois State Toll Highway Authority Revenue Bonds 1,500 5.000 01/01/36 1,502
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 10
Zero
coupon 06/15/30 9
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,286
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 779
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 478
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,396
Metropolitan Pier and Exposition Authority Revenue Bonds 250 4.000 06/15/50 219
Metropolitan Pier and Exposition Authority Revenue Bonds 3,060 5.000 06/15/50 3,056
Metropolitan Pier and Exposition Authority Revenue Bonds 10,000
Zero
coupon 12/15/51 2,794

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 461
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier and Exposition Authority Revenue Bonds 6,500 4.000 06/15/52 5,581
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 550
Zero
coupon 12/15/52 145
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 115
Zero
coupon 12/15/54 27
Metropolitan Pier and Exposition Authority Revenue Bonds 2,170
Zero
coupon 12/15/54 519
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 12/15/56 448
Metropolitan Pier and Exposition Authority Revenue Bonds 7,100
Zero
coupon 12/15/56 1,528
Metropolitan Pier and Exposition Authority Revenue Bonds 720 5.000 06/15/57 722
Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Sangamon County Water Reclamation District General Obligation Limited 1,000 5.750 01/01/53 1,001
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,534
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/28 3,885
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 783
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,638
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 266
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,035
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 511
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 107
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,650
State of Illinois General Obligation Unlimited 500 5.000 01/01/41 497
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 988
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,344
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 814
State of Illinois General Obligation Unlimited 100 4.500 12/01/41 98
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 243
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 252
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 242
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,315
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 249
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 174
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 225
Village of Lincolnwood Il Certificate of Participation (Þ) 1,400 5.750 12/01/43 1,423
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 1,000
168,229
Indiana - 1.0%
City of Goshen Revenue Bonds (Þ) 995 5.000 08/01/41 867
City of Lafayette Revenue Bonds 400 5.600 01/01/33 401
City of Lafayette Revenue Bonds 1,000 5.800 01/01/37 1,001
City of Valparaiso Revenue Bonds (Þ) 450 9.500 10/01/35 455
City of Valparaiso Revenue Bonds (Þ) 300 6.250 10/01/50 301
City of Valparaiso Revenue Bonds (Þ) 850 5.000 01/01/54 816
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 238
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 516
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 398
Indiana Finance Authority Revenue Bonds 2,145 5.000 11/01/41 2,147
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,089
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 88
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 95
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 82
Indiana Finance Authority Revenue Bonds 1,950 5.625 07/01/50 1,880
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 189

See accompanying notes which are an integral part of the financial statements.
462 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 481
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 179
Indiana Finance Authority Revenue Bonds 100 5.250 10/01/56 100
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,664
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 504
Indiana Housing and Community Development Authority Revenue Bonds 2,500 5.750 01/01/36 2,500
Indiana Housing and Community Development Authority Revenue Bonds 1,900 5.500 01/01/37 1,900
Indiana Housing and Community Development Authority Revenue Bonds 2,350 6.750 01/01/43 2,156
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 259
Richmond Hospital Authority Revenue Bonds 50 5.000 01/01/35 50
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,621
Town of Upland Revenue Bonds 200 2.500 09/01/50 118
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 125
Town of Whitestown Indiana Tax Allocation Revenue Bonds (Þ) 1,250 6.000 09/01/50 1,238
25,458
Iowa - 0.8%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,724
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 891
Iowa Finance Authority Revenue Bonds 1,000 5.500 10/01/45 1,006
Iowa Finance Authority Revenue Bonds 150 5.500 12/01/45 155
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,132
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 329
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 1,895
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,920
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 226
Iowa Finance Authority Revenue Bonds 200 5.250 12/01/50 198
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 93
Iowa Finance Authority Revenue Bonds 1,500 5.750 10/01/55 1,479
Iowa Finance Authority Revenue Bonds 250 5.750 12/01/55 257
Iowa Finance Authority Revenue Bonds (Þ) 230 5.375 07/01/61 219
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,860
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,479
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 100
Iowa Higher Education Loan Authority Revenue Bonds 750 6.000 10/01/55 779
Iowa Tobacco Settlement Authority Revenue Bonds 2,000 4.000 06/01/49 1,681
Iowa Tobacco Settlement Authority Revenue Bonds 785
Zero
coupon 06/01/65 113
State of Iowa Board of Regents Revenue Bonds (µ) 285 3.000 09/01/61 194
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,267
19,997
Kansas - 0.3%
City of Garden Revenue Bonds (Þ) 200 5.375 06/01/39 202
City of Manhattan Revenue Bonds 80 4.000 06/01/46 66
City of Manhattan Revenue Bonds 150 4.000 06/01/52 116
City of Manhattan Revenue Bonds 1,325 5.500 06/01/60 1,305
City of Prairie Village Tax Allocation 40 3.125 04/01/36 37
City of Topeka Revenue Bonds 180 6.500 12/01/52 182
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 75
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 76
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 149
City of Wichita Health Care Facilities Revenue Bonds 1,500 5.250 05/15/39 1,489
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 51
City of Wichita Health Care Facilities Revenue Bonds 575 6.750 06/01/60 576
Wyandotte County City Unified Government Revenue Bonds (Þ) 4,485
Zero
coupon 09/01/34 2,642

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 463
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County City Unified Government Tax Allocation (Þ) 1,000 5.500 03/01/41 999
Wyandotte County-Kansas City Unified Government Revenue Bonds 295 5.000 09/01/27 295
Wyandotte County-Kansas City Unified Government Revenue Bonds 270 4.500 06/01/40 270
8,530
Kentucky - 0.5%
City of Ashland Revenue Bonds 750 4.000 02/01/38 733
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,297
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 375
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 273
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,055
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,001
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 2,250 2.370 05/01/34 2,250
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 151
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 99
Kentucky Economic Development Finance Authority Revenue Bonds 50 5.000 01/01/45 50
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 94
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,496
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 50 5.000 12/01/47 50
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,710
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 614
12,248
Louisiana - 0.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 151
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 235 5.000 12/01/39 224
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/46 979
Lakeshore Villages Master Community Development District Special Assessment 220 4.125 06/01/39 196
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 77
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 746
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 262
Lakeshore Villages Master Community Development District Special Assessment 200 4.375 06/01/48 164
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 500 6.250 11/15/45 501
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 202
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 468
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 575
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 503
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 602
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 451
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 300
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 279
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 189
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 99
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 695 5.250 12/01/52 747
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 281
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 157
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 281
Louisiana Public Facilities Authority Revenue Bonds (Þ) 275 6.000 06/15/59 275
Louisiana Public Facilities Authority Revenue Bonds 2,120 5.500 09/01/59 2,141
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 148
Louisiana Public Facilities Authority Revenue Bonds 585 5.750 09/01/64 600

See accompanying notes which are an integral part of the financial statements.
464 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds 5,025 5.000 09/01/66 4,811
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 110
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Plaquemines Port Harbor and Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 457
Port New Orleans Board of Commissioners Revenue Bonds (µ) 260 5.500 04/01/51 277
Port New Orleans Board of Commissioners Revenue Bonds (µ) 240 5.500 04/01/54 254
17,842
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 280
Maine Health and Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 20
Maine Health and Higher Educational Facilities Authority Revenue Bonds 495 5.000 07/01/46 452
Maine Health and Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 501
Maine Health and Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 107
1,360
Maryland - 1.5%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 102
City of Baltimore Revenue Bonds 150 5.000 09/01/35 151
City of Baltimore Revenue Bonds 300 5.000 09/01/38 302
City of Baltimore Revenue Bonds 180 5.000 09/01/39 180
City of Baltimore Revenue Bonds 735 5.000 09/01/42 723
City of Baltimore Revenue Bonds 5,500 5.000 07/01/44 5,501
City of Baltimore Revenue Bonds (Þ) 825 5.000 06/01/45 798
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,044
City of Baltimore Revenue Bonds 130 5.000 06/01/51 129
City of Baltimore Revenue Bonds (Þ) 1,225 5.250 06/01/55 1,160
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 90
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 84
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 176
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 299
County of Baltimore Revenue Bonds 735 4.000 01/01/50 641
County of Frederick Special Tax (Þ) 225 4.000 07/01/50 189
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,846
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 332
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 299
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,029
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 70
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/47 5,043
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,755
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 87
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 218
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,007
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,365
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/55 2,493
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 518
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 320
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,263
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,382
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 90
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 318
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 239

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 170
36,740
Massachusetts - 1.0%
Commonwealth of Massachusetts General Obligation Limited 1,500 5.000 10/01/51 1,562
Commonwealth of Massachusetts General Obligation Limited 560 5.000 05/01/53 578
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 575 5.250 07/01/48 609
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,586
Massachusetts Development Finance Agency Revenue Bonds 1,050 7.375 10/01/35 1,077
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,004
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 985
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 103
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 983
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,182
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 136
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,586
Massachusetts Development Finance Agency Revenue Bonds 430 5.000 08/15/45 430
Massachusetts Development Finance Agency Revenue Bonds 1,405 6.000 09/01/45 1,577
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 153
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,627
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 177
Massachusetts Development Finance Agency Revenue Bonds 225 6.000 07/01/50 238
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 526
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 212
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 262
Massachusetts Development Finance Agency Revenue Bonds 1,600 4.500 07/01/54 1,469
Massachusetts Development Finance Agency Revenue Bonds (µ) 335 4.500 07/01/54 318
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 94
Massachusetts Development Finance Agency Revenue Bonds 650 5.250 07/01/55 635
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 230
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,330
24,669
Michigan - 1.6%
City of Detroit General Obligation Limited (~)(Ê) 600 4.000 04/01/44 486
City of Detroit General Obligation Limited (~)(Ê) 6,231 6.000 04/01/44 5,047
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,028
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 108
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 322
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 46
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,023
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 53
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 53
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 667
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 487
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 313
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 359
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 69
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 71
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 109
City of Detroit General Obligation Unlimited 1,015 5.500 04/01/45 1,039
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 770
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,422
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 871
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 125 5.000 05/15/37 127
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 375 5.000 05/15/44 372

See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 95
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 97
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 316
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 160 6.250 08/15/56 161
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 575 6.250 08/15/61 578
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 86
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 865 4.000 02/01/29 869
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,644
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 87
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 89
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 667
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,318
Michigan Finance Authority Revenue Bonds 390 5.000 11/01/44 390
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,263
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 803
Michigan Finance Authority Revenue Bonds 1,779 5.500 11/15/45 1,463
Michigan Finance Authority Revenue Bonds 125 5.000 12/01/45 125
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 88
Michigan Finance Authority Revenue Bonds 525 5.000 02/01/47 483
Michigan Finance Authority Revenue Bonds 30 4.000 09/01/50 22
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 281
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 77
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 216
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,465
Michigan Finance Authority Revenue Bonds 17,355
Zero
coupon 06/01/65 1,710
Michigan Mathematics and Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,004
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/37 202
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 99
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 406
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 300
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690
Zero
coupon 06/01/46 1,007
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255
Zero
coupon 06/01/52 544
Michigan Tobacco Settlement Finance Authority Revenue Bonds 38,055
Zero
coupon 06/01/58 894
State of Michigan Trunk Line Revenue Bonds 3,500 5.250 11/15/49 3,717
Summit Academy North Revenue Bonds 280 2.250 11/01/26 277
Tipton Academy Revenue Bonds 305 4.000 06/01/51 218
Universal Academy Revenue Bonds 500 4.000 12/01/31 493
38,417
Minnesota - 0.8%
City of Apple Valley Revenue Bonds 100 5.625 09/01/65 101
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 891
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 101
City of Eagan Revenue Bonds (Þ) 335 6.375 02/01/55 331
City of Eagan Revenue Bonds (Þ) 515 6.500 02/01/65 511
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 501
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,003
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,400
City of Oakdale Revenue Bonds 1,750 5.750 12/01/55 1,713
City of Rochester MN Revenue Bonds 1,280 5.375 09/01/50 951
City of St. Cloud Minnesota Revenue Bonds 435 5.000 05/01/54 442

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 140
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 231
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 191
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 125 6.375 06/15/61 122
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 3,000 6.125 07/01/65 2,877
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 500 5.625 09/01/65 475
City of State Cloud Minnesota Revenue Bonds 125 4.000 05/01/49 111
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 91
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 386
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 185
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,511
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,431
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 714
Lakes Area Economic Development Authority Revenue Bonds 800 5.700 11/01/51 787
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 90
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 92
19,455
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Æ)(Ê)(Ø)(Þ) 830 4.000 10/15/30 747
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 929
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 982
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 851
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 884
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 172
4,565
Missouri - 1.2%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 199
Branson Industrial Development Authority Tax Allocation 75 5.500 06/01/29 72
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,621
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 139
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 475
City of St. Louis Industrial Development Authority (The) Revenue Bonds 440 4.875 06/15/34 446
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 200
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,310
City of St. Louis Industrial Development Authority (The) Revenue Bonds 250 4.750 11/15/47 222
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 199
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 245
Joplin Industrial Development Authority Revenue Bonds 60 3.500 11/01/40 57
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 169
Kansas City Industrial Development Authority Revenue Bonds (Þ) 575 6.000 01/01/48 582
Kansas City Industrial Development Authority Revenue Bonds (Þ) 250 5.000 06/01/54 244
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,755
Kirkwood Industrial Development Authority Revenue Bonds 1,000 5.250 05/15/42 979
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 412
Missouri Development Finance Board Revenue Bonds (Þ) 875 6.750 06/15/55 853
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 242
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 385 2.450 06/01/36 385
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 8,000 2.380 05/15/38 8,000
Missouri State Health and Educational Facilities Authority Revenue Bonds 505 5.000 10/01/38 505
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 913
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 3,000 6.000 10/01/45 3,006
Missouri State Health and Educational Facilities Authority Revenue Bonds 250 5.500 06/15/47 258
Missouri State Health and Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 152
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,240

See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health and Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 130
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 500 6.500 06/01/56 491
Newco Transportation Development District Revenue Bonds 370 6.250 11/01/54 365
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 116
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 650
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 457
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 400
University City Industrial Development Authority Revenue Bonds 185 4.875 06/15/36 181
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 500
29,170
Montana - 0.2%
City of Kalispell Revenue Bonds 500 5.250 05/15/37 486
City of Kalispell Revenue Bonds 600 6.000 05/15/60 626
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 154
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 617
County of Gallatin Revenue Bonds (Þ) 1,125 7.000 10/15/55 847
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,532
4,262
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,011
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 51
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 22
City of Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 64
City of Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 50
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 40
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 68
City of Las Vegas Special Improvement District No. 817 Special Assessment 495 5.750 06/01/43 531
City of Las Vegas Special Improvement District No. 817 Special Assessment 350 6.000 06/01/48 369
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,065
City of North Las Vegas Special Assessment (Þ) 580 6.750 06/01/55 586
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 481
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 25
Las Vegas Convention and Visitors Authority Revenue Bonds 155 5.000 07/01/43 159
State of Nevada Department of Business and Industry Revenue Bonds 1,100 5.000 07/15/37 1,092
State of Nevada Department of Business and Industry Revenue Bonds (~)(ae)(Ê)(Þ) 880 12.000 01/01/65 506
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,048
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 166
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 173
7,586
New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue Bonds 175 3.250 04/01/28 85
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 388
New Hampshire Business Finance Authority Revenue Bonds (Þ) 400 5.625 02/01/30 400
New Hampshire Business Finance Authority Revenue Bonds (Þ) 4,500
Zero
coupon 12/01/31 3,219
New Hampshire Business Finance Authority Revenue Bonds (Þ) 478 5.375 12/01/31 476
New Hampshire Business Finance Authority Revenue Bonds 1,060 3.300 04/01/32 768
New Hampshire Business Finance Authority Revenue Bonds (Þ) 351 5.875 12/15/32 351
New Hampshire Business Finance Authority Revenue Bonds (Þ) 139 4.875 12/01/33 137
New Hampshire Business Finance Authority Revenue Bonds (Þ) 872
Zero
coupon 12/15/33 552
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,090 5.625 12/15/33 1,121

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Business Finance Authority Revenue Bonds (Þ) 662 5.875 12/15/33 657
New Hampshire Business Finance Authority Revenue Bonds (Þ) 100 6.125 12/15/33 100
New Hampshire Business Finance Authority Revenue Bonds (Þ) 5,555 6.890 04/01/34 5,871
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125
Zero
coupon 12/01/34 620
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,204 5.375 12/15/35 1,194
New Hampshire Business Finance Authority Revenue Bonds (Þ) 425 6.250 12/15/38 442
New Hampshire Business Finance Authority Revenue Bonds 1,100
Zero
coupon 12/01/39 417
New Hampshire Business Finance Authority Revenue Bonds 1,500
Zero
coupon 12/15/39 625
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,075
Zero
coupon 12/01/40 368
New Hampshire Business Finance Authority Revenue Bonds 975 4.250 07/20/41 973
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 143
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 210 3.750 07/01/45 169
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,765 6.375 03/15/46 1,811
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 202
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 828
New Hampshire Business Finance Authority Revenue Bonds 1,080 6.000 08/01/65 1,067
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 402
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/35 442
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 501
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/37 492
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/40 509
25,330
New Jersey - 3.2%
City of Atlantic General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 530
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 713
New Jersey Economic Development Authority Revenue Bonds 2,290 5.250 09/15/29 2,293
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 501
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 500
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds (Þ) 875 6.375 01/01/35 912
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 578
New Jersey Economic Development Authority Revenue Bonds 125 5.000 06/15/42 127
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,145
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,215
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 972
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 1,995
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,213
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 143
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 353
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 298
New Jersey Health Care Facilities Financing Authority Revenue Bonds 520 5.250 07/01/49 561
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 405
New Jersey Health Care Facilities Financing Authority Revenue Bonds 110 5.250 07/01/54 117
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 466
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400
Zero
coupon 12/15/30 2,090
New Jersey Transportation Trust Fund Authority Revenue Bonds 910
Zero
coupon 12/15/32 729
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500
Zero
coupon 12/15/33 390

See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 472
New Jersey Transportation Trust Fund Authority Revenue Bonds 100
Zero
coupon 12/15/34 74
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975
Zero
coupon 12/15/35 2,098
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125
Zero
coupon 12/15/35 2,215
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425
Zero
coupon 12/15/36 2,319
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255
Zero
coupon 12/15/36 2,204
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235
Zero
coupon 12/15/37 4,711
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,366
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750
Zero
coupon 12/15/38 1,697
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 322
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 499
New Jersey Transportation Trust Fund Authority Revenue Bonds 510 5.000 06/15/42 519
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,624
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 160
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 59
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 5.250 06/15/50 5,307
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,819
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,148
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,726
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 80
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 56
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 101
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,442
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,370
South Jersey Port Corp. Revenue Bonds 1,100 5.000 01/01/48 1,105
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,035
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,017
Tobacco Settlement Financing Corp. Revenue Bonds 2,660 5.000 06/01/46 2,591
Union County Improvement Authority Revenue Bonds (Æ)(Ø)(Þ) 93 6.000 12/01/25 21
78,156
New Mexico - 0.1%
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 488
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 956
1,444
New York - 8.5%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 92
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 188
Brooklyn Arena Local Development Corp. Revenue Bonds 2,530 5.000 07/15/42 2,530
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 105
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 364
Brooklyn Arena Local Development Corp. Revenue Bonds 435
Zero
coupon 07/15/46 154
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,500 6.375 05/01/55 2,569
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 1,500 7.750 05/01/55 1,572
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 95
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 171
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 511
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 92
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 74

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 291
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 83
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 145
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 95
Build NYC Resource Corp. Revenue Bonds 1,000 5.500 06/15/55 960
Build NYC Resource Corp. Revenue Bonds 500 5.500 07/01/55 512
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 87
Build NYC Resource Corp. Revenue Bonds (Þ) 750 7.000 12/15/55 749
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 81
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 144
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 107
Build NYC Resource Corp. Revenue Bonds 1,750 5.750 06/15/60 1,712
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.000 07/01/60 497
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 93
Build NYC Resource Corp. Revenue Bonds (Þ) 775 7.000 12/15/65 776
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,972
City of New York General Obligation Unlimited 8,000 5.250 02/01/53 8,400
City of New York General Obligation Unlimited (~)(Ê) 2,700 2.800 02/01/55 2,700
Dutchess County Local Development Corp. Revenue Bonds 2,725 5.000 07/01/45 2,727
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,120
Dutchess County Local Development Corp. Revenue Bonds 1,775 5.000 07/01/51 1,732
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 108
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,883
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 482
Hempstead Town Local Development Corp. Revenue Bonds 1,845 5.000 07/01/48 1,827
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 481
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 705
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 574
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 951
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 143
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 320
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 40
Zero
coupon 11/15/40 21
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 372
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,384
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 503
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,544
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,330
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 179
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 791
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,772
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 293
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,158
Monroe County Industrial Development Corp. Revenue Bonds 390 5.000 12/01/42 390
MTA Hudson Rail Yards Trust Obligations Revenue Bonds 3,000 5.000 11/15/51 3,000
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 569
New York and New Jersey Port Authority Revenue Bonds 2,400 5.000 01/15/52 2,469
New York and New Jersey Port Authority Revenue Bonds 200 5.500 08/01/52 211
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 515
New York City Industrial Development Agency Revenue Bonds (µ) 1,665 3.000 01/01/46 1,296
New York City Industrial Development Agency Revenue Bonds (µ) 1,375 3.000 03/01/49 1,032
New York City Industrial Development Agency Revenue Bonds 125 3.000 03/01/49 90

See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 425 5.250 05/01/48 452
New York Convention Center Development Corp. Revenue Bonds 1,885 5.000 11/15/40 1,885
New York Counties Tobacco Trust IV Revenue Bonds 9,455
Zero
coupon 06/01/60 454
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,892
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 804
New York Liberty Development Corp. Revenue Bonds (Þ) 11,260 5.000 11/15/44 11,263
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,602
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,798
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 902
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 396
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,114
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 268
New York State Dormitory Authority Revenue Bonds (µ) 870 3.000 09/01/50 626
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 379
New York State Dormitory Authority Revenue Bonds 420 5.000 03/15/51 435
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 474
New York State Dormitory Authority Revenue Bonds 440 5.000 05/01/52 446
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,725
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,297
New York State Dormitory Authority Revenue Bonds 400 5.250 05/01/54 411
New York State Dormitory Authority Revenue Bonds 12,000 5.250 03/15/56 12,642
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 794
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 4.250 09/01/50 253
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 260
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,376
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,019
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 374
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,505
New York State Urban Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,697
New York Transportation Development Corp. Revenue Bonds 35 2.250 08/01/26 35
New York Transportation Development Corp. Revenue Bonds 2,000 5.000 08/01/26 2,001
New York Transportation Development Corp. Revenue Bonds 50 5.000 07/01/30 50
New York Transportation Development Corp. Revenue Bonds 1,625 4.000 10/01/30 1,647
New York Transportation Development Corp. Revenue Bonds 250 3.000 08/01/31 239
New York Transportation Development Corp. Revenue Bonds 615 5.000 08/01/31 614
New York Transportation Development Corp. Revenue Bonds 3,095 5.250 08/01/31 3,221
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 102
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,223
New York Transportation Development Corp. Revenue Bonds 1,745 5.000 10/01/35 1,818
New York Transportation Development Corp. Revenue Bonds 1,200 5.375 08/01/36 1,240
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,681
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,578
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 661
New York Transportation Development Corp. Revenue Bonds 1,035 5.000 10/01/40 1,061
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,623
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 375
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,724
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 891
New York Transportation Development Corp. Revenue Bonds 3,100 5.000 07/01/46 3,058
New York Transportation Development Corp. Revenue Bonds 1,000 4.000 10/31/46 887
New York Transportation Development Corp. Revenue Bonds 865 5.250 01/01/50 865
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,474

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 9,735 5.500 06/30/54 9,821
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,307
New York Transportation Development Corp. Revenue Bonds 4,250 5.500 12/31/54 4,318
New York Transportation Development Corp. Revenue Bonds (µ) 2,200 5.000 06/30/60 2,140
New York Transportation Development Corp. Revenue Bonds 1,500 5.000 06/30/60 1,416
New York Transportation Development Corp. Revenue Bonds 6,730 5.375 06/30/60 6,713
New York Transportation Development Corp. Revenue Bonds 4,900 5.500 12/31/60 4,928
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 225
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 100 2.830 03/01/29 100
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 89
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 314
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 181
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 50
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 742
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 101
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 93
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 89
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 74
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,238
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,225
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,656
Triborough Bridge and Tunnel Authority Sales Tax Revenue Bonds 1,850 4.250 05/15/58 1,739
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 324
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 360
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 100
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 100
Westchester County Local Development Corp. Revenue Bonds 175 5.000 11/01/34 174
Westchester County Local Development Corp. Revenue Bonds 1,000 7.250 11/01/45 1,088
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 114
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,024
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 103
Westchester County Local Development Corp. Revenue Bonds 2,075 7.500 11/01/55 2,265
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,100 6.375 12/01/55 1,117
Westchester County Local Development Corp. Revenue Bonds (Þ) 275 6.500 12/01/65 280
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 107
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 246
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 89
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 66
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 87
209,182
North Carolina - 0.9%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,042
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 266
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 516
North Carolina Medical Care Commission Revenue Bonds 310 5.000 06/01/40 310
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,047
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 2,030
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 98
North Carolina Medical Care Commission Revenue Bonds (Þ) 3,000 6.750 11/01/45 3,000
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 978
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,104

See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 272
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 341
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,610
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 585
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,322
North Carolina Medical Care Commission Revenue Bonds 350 5.250 01/01/55 358
North Carolina Medical Care Commission Revenue Bonds 1,130 5.125 10/01/56 1,124
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,059
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,424
22,832
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 442
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 141
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,012
City of Horace General Obligation Unlimited 150 5.000 05/01/50 146
County of Burleigh Revenue Bonds (ae) 395 5.200 04/15/46 395
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 955
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,122
North Dakota Housing Finance Agency Revenue Bonds 1,000 5.000 07/01/53 1,007
6,220
Ohio - 4.2%
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 3,000 5.250 11/15/46 3,041
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 464
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,283
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,498
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 34,430 5.000 06/01/55 27,284
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 29,415
Zero
coupon 06/01/57 2,242
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 142
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,247
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 914
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 148
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,555
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.000 12/01/55 154
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 162
Columbus Regional Airport Authority Revenue Bonds 3,000 5.500 01/01/50 3,160
Columbus-Franklin County Finance Authority Revenue Bonds 1,335 4.000 11/15/38 1,306
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 1,500 6.050 01/01/46 1,496
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 3,255 6.300 01/01/46 3,253
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 593
County of Darke Revenue Bonds 200 4.000 09/01/40 181
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 100 5.000 09/01/49 95
County of Franklin Revenue Bonds 130 5.000 05/15/40 130
County of Franklin Revenue Bonds 400 5.250 07/01/41 418
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,104
County of Franklin Revenue Bonds 1,250 5.250 11/01/55 1,299
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,081
County of Lucas Hospital Revenue Bonds 130 4.000 11/15/45 108
County of Lucas Hospital Revenue Bonds 5,500 5.250 11/15/48 5,478
County of Muskingum Revenue Bonds 200 5.000 02/15/48 192
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 226
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,134
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 393
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 980

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 2,998
Cuyahoga County Hospital Revenue Bonds 3,420 5.500 02/15/57 3,427
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 934
Franklin County Convention Facilities Authority Revenue Bonds 700 5.000 12/01/51 665
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,037
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 22
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 23
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 100
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 433
Ohio Air Quality Development Authority Revenue Bonds (Þ) 4,365 4.500 01/15/48 3,920
Ohio Higher Educational Facility Commission Revenue Bonds 490 5.000 07/01/41 490
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,286
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,873
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 970
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 203
Ohio Higher Educational Facility Commission Revenue Bonds 500 5.000 01/15/50 500
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,232
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 276
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 259
Ohio Housing Finance Agency Revenue Bonds (Þ) 1,685 6.100 01/01/46 1,772
Ohio Housing Finance Agency Revenue Bonds 2,500 5.500 09/01/50 2,644
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,204
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 364
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 110 4.250 12/01/50 101
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 180
Port of Greater Cincinnati Development Authority Revenue Bonds (µ) 1,250 5.000 12/01/60 1,260
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 3,016
Port of Greater Cincinnati Development Authority Tax Allocation 740 5.000 11/01/51 714
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 239
State of Ohio Revenue Bonds (Þ) 610 5.000 12/01/38 600
State of Ohio Revenue Bonds 350 3.000 01/15/45 270
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,727
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 245
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 916
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 93
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 931
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/51 85
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 124
University of Akron (The) Revenue Bonds 235 5.000 01/01/28 235
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,013
104,184
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 415 6.625 06/01/45 433
Broken Arrow Economic Development Authority Tax Allocation 900 6.750 06/01/50 936
Oklahoma Development Finance Authority Revenue Bonds 1,510 5.250 08/15/43 1,519
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 196
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 447
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,815
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 938
Tulsa Airport Improvement Trust Revenue Bonds 625 5.500 12/01/35 623
Tulsa Airport Improvement Trust Revenue Bonds 2,875 6.250 12/01/35 3,236
Tulsa Airport Improvement Trust Revenue Bonds 1,375 6.250 12/01/40 1,506
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 960 4.375 12/01/41 892
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 645 4.000 12/01/43 566

See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,017
Wagoner County Development Authority Revenue Bonds 250 6.750 05/01/40 256
15,380
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 640
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 352
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,498
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 71
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 186
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,000
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 30
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 911
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 814
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,555
7,081
Pennsylvania - 4.0%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 577
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 837
Allegheny County Hospital Development Authority Revenue Bonds 1,665 4.000 04/01/44 1,562
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 242
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 800 3.000 06/15/31 770
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 86
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 74
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 71
Allentown Commercial and Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/15/57 416
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,165 5.000 05/01/28 1,188
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 5.250 05/01/32 748
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 100 5.500 05/01/32 109
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,021
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,455
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 680 5.250 05/01/42 701
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 865 6.000 05/01/42 895
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 207
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 400
Berks County Municipal Authority (The) Revenue Bonds 3,432 5.000 06/30/39 3,237
Berks County Municipal Authority (The) Revenue Bonds 1,488 6.000 06/30/44 1,116
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 995
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,630
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 608
Bucks County Industrial Development Authority Revenue Bonds 1,410 5.000 07/01/54 1,377
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 939
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 195
Chester County Health and Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,865
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,004
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,959
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 703
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,141
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 238

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 901
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,669
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 298
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,305
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 633
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 670
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 1,867
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,241
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 42
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 35
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 165
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 2,001
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 97
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 90
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 446
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 132
Geisinger Authority Revenue Bonds (~)(Ê) 100 4.461 05/01/37 101
Huntingdon County General Authority Revenue Bonds 900 5.000 05/01/46 806
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 998
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/45 662
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,219
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,004
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 584
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 95
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 497
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 321
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 99
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 93
Latrobe Industrial Development Authority Revenue Bonds 160 5.375 03/01/51 153
Latrobe Industrial Development Authority Revenue Bonds 180 5.500 03/01/56 172
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 795
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 385 5.250 07/01/44 377
Mercer County Industrial Development Authority Revenue Bonds (Þ) 360 6.125 10/01/50 255
Monroe County Industrial Development Authority Tax Allocation 200 5.000 07/01/31 211
Monroe County Industrial Development Authority Tax Allocation 125 5.000 07/01/33 128
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,632
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 90 5.250 03/01/37 90
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 175 5.000 05/01/44 176
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 550 5.250 12/01/37 551
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 325
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 996
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,250
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 258
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,661
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 07/01/46 135
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 204
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,845
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 152
Pennsylvania Economic Development Financing Authority Revenue Bonds 5,125 5.250 06/30/53 5,141

See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 750 5.450 03/01/56 752
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 496
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 712
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,327
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,500 5.500 06/01/52 2,523
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 255 4.000 05/01/32 206
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 146
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 370 5.000 05/01/42 245
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,023
Philadelphia Authority for Industrial Development Revenue Bonds 10 3.500 05/01/32 8
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 870 4.875 12/15/35 870
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 101
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 174
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 2,075 6.250 05/01/42 1,593
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 751
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 150
Philadelphia Authority for Industrial Development Revenue Bonds 1,075 5.000 08/01/50 1,030
Philadelphia Hospitals and Higher Education Facilities Authority (The) Revenue
Bonds 500 5.000 07/01/34 505
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 900 5.000 06/15/40 901
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 335 5.500 06/01/49 299
Philadelphia Industrial Development Authority Revenue Bonds 2,295 5.750 06/01/50 2,373
Philadelphia Industrial Development Authority Revenue Bonds 150 5.000 06/15/50 129
Philadelphia Industrial Development Authority Revenue Bonds 145 5.250 06/15/52 136
Scranton Redevelopment Authority Revenue Bonds 40 5.000 11/15/28 40
Southcentral Pennsylvania General Authority Revenue Bonds 75 4.000 06/01/44 72
Southcentral Pennsylvania General Authority Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,780
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 328
Washington County Redevelopment Authority Tax Allocation 140 5.000 07/01/28 142
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 351
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 487
97,699
Puerto Rico - 7.3%
Children's Trust Fund Revenue Bonds 100 5.500 05/15/39 100
Children's Trust Fund Revenue Bonds 5,000
Zero
coupon 05/15/50 1,014
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,312
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 684
Commonwealth of Puerto Rico General Obligation Unlimited 2,212 5.750 07/01/31 2,385
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,678
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,397
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,891
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 820
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,355
Commonwealth of Puerto Rico General Obligation Unlimited 10,194 4.000 07/01/46 8,849
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 12,616 1.000 11/01/43 8,516
Commonwealth of Puerto Rico Notes (~)(Ê) 4,982 1.000 11/01/51 1,956
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 7,644 1.000 11/01/51 5,020
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 414
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,867
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,611
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,050 4.000 07/01/42 3,832

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,722
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 12,285 5.000 07/01/47 12,137
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 455
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 35
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 35
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 70
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/24 141
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 70
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 542
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 619
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 35
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,333
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 2,359
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 150 5.250 07/01/28 105
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 2,560 3.162 07/01/29 2,381
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/29 70
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 130 5.250 07/01/29 91
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 35
Puerto Rico Electric Power Authority Revenue Bonds (µ)(Æ)(Ø)(Þ) 2,000 10.197 07/01/30 1,375
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 805
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,305 5.000 07/01/32 3,013
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 133
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 346
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/33 140
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 95
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 805 5.250 07/01/35 563
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,520 6.750 07/01/36 1,064
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 525 5.000 07/01/37 367
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 2,572
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,480 5.250 07/01/40 3,135
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,090 5.000 07/01/42 1,463
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,115 7.000 07/01/43 780
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/49 35
Puerto Rico GDB Debt Recovery Authority Revenue Bonds 9,983 7.500 08/20/40 9,733
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 150 6.250 01/01/40 166
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/41 112
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 222
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 600 6.750 01/01/45 668
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 225 6.750 01/01/46 251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273
Zero
coupon 07/01/29 247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276
Zero
coupon 07/01/31 231
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 281
Zero
coupon 07/01/33 216
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,505
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 65,134
Zero
coupon 07/01/46 22,889
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,768

See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794
Zero
coupon 07/01/51 5,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 30
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,824 4.750 07/01/53 5,537
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,294 4.784 07/01/58 9,760
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 24,885 5.000 07/01/58 24,152
179,418
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds (~)(Ê) 485 2.000 09/01/43 485
Rhode Island Health and Educational Building Corp. Revenue Bonds 525 5.250 05/15/49 533
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 962
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 340 5.000 10/01/42 352
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 628
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 249
Tobacco Settlement Financing Corp. Revenue Bonds 15,450
Zero
coupon 06/01/52 2,086
5,295
South Carolina - 0.7%
County of Berkeley Special Assessment Revenue Bonds 325 4.000 11/01/30 325
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 2,058
County of Lancaster Special Assessment Revenue Bonds (Þ) 100 6.000 06/01/45 105
County of Lancaster Special Assessment Revenue Bonds (Þ) 150 6.200 06/01/55 153
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,067
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 95
South Carolina Jobs-Economic Development Authority Revenue Bonds 215 5.000 11/15/47 214
South Carolina Jobs-Economic Development Authority Revenue Bonds 180 5.500 11/01/49 193
South Carolina Jobs-Economic Development Authority Revenue Bonds 270 5.500 11/01/50 289
South Carolina Jobs-Economic Development Authority Revenue Bonds 750 5.250 04/01/51 754
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 431
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,387
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 550
South Carolina Jobs-Economic Development Authority Revenue Bonds 560 5.750 11/15/54 565
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 200 5.000 06/15/56 150
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 358
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,200 5.625 10/01/60 1,177
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,908
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,300
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,024
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 250
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,664
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 752
17,769
South Dakota - 0.1%
County of Lincoln Revenue Bonds 890 4.000 08/01/41 798
County of Lincoln Revenue Bonds 75 4.000 08/01/56 57
County of Lincoln Revenue Bonds 650 4.000 08/01/61 485
1,340
Tennessee - 0.3%
Bartlett Industrial Development Board Tax Allocation (Þ) 300 6.200 07/01/49 303
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 500 4.000 08/01/36 503
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,047
Greenville Health and Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 261
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 268
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 236

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (ae) 100 5.000 07/01/46 100
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,268
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 170
Zero
coupon 06/01/43 74
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 85
Metropolitan Government Nashville and Davidson County Industrial Development
Board Tax Allocation (Þ) 700 6.750 06/01/46 567
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 99
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 218
7,029
Texas - 7.3%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 43
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,398
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 39
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 716
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 370
Arlington Higher Education Finance Corp. Revenue Bonds (Æ)(Ø) 100 5.625 08/15/52 43
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 893
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 89
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 89
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 660 6.125 06/01/56 624
Arlington Higher Education Finance Corp. Revenue Bonds (Æ)(Ø) 150 5.750 08/15/57 65
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 87
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 488
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 88
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 1,300 6.250 06/01/66 1,246
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bexar County Health Facilities Development Corp. Revenue Bonds 940 5.000 07/15/37 945
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 738
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 65
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 49
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 609 10.000 06/01/42 1
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 471
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 999
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,989
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 478
City of Alvarado Special Assessment Revenue Bonds (Þ) 100 6.000 09/01/54 102
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 177
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 217
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 126
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 101
City of Anna Special Assessment Revenue Bonds 625 5.500 09/15/55 627
City of Anna Special Assessment Revenue Bonds (Þ) 650 5.700 09/15/56 632
City of Arlington Tax Allocation Revenue Bonds 920 4.000 08/15/41 849
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 190
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 256
City of Austin Special Assessment Revenue Bonds (Þ) 205 5.125 11/01/33 209

See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 99
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 95
City of Balch Springs Special Assessment (Þ) 125 5.875 09/15/54 127
City of Bee Cave Special Assessment Revenue Bonds (Þ) 99 4.125 09/01/26 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 118
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/45 102
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/55 101
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 501
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 249
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 495
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 28
City of Celina Special Assessment Revenue Bonds (µ) 1,020 3.000 09/01/35 924
City of Celina Special Assessment Revenue Bonds (Þ) 125 4.125 09/01/39 115
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,503
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 57
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 55
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 43
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 101
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 87
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 152
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 305
City of Celina Special Assessment Revenue Bonds 100 5.375 09/01/46 100
City of Celina Special Assessment Revenue Bonds (Þ) 1,845 4.375 09/01/49 1,562
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 98
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 82
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 78
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 95
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 199
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 97
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 100
City of Celina Special Assessment Revenue Bonds (Þ) 130 5.750 09/01/52 131
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 126
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 657
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 96
City of Celina Special Assessment Revenue Bonds (Þ) 175 5.500 09/01/53 174
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 143
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 126
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 202
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 101
City of Celina Special Assessment Revenue Bonds 100 5.625 09/01/55 99
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 719
City of Corpus Christi Special Assessment 100 6.125 09/15/44 97
City of Corpus Christi Special Assessment 175 6.500 09/15/54 171
City of Crandall Special Assessment Revenue Bonds (Þ) 222 6.125 09/15/32 231
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 220
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 98
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 74
City of Crandall Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/51 88
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 96
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 514
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 179

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 119
City of Dallas Waterworks and Sewer System Revenue Bonds 1,000 5.000 10/01/44 1,002
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 104
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 99
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 151
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 202
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 100
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 205
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/55 100
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 99
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 96
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 124
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 144
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 138
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 66
City of Eagle Pass Special Assessment Revenue Bonds (Þ) 1,531 7.625 09/01/60 1,546
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 216
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 90
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 95
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 87
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 231
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 99
City of Forney Special Assessment Revenue Bonds (Þ) 627 6.500 09/15/53 660
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 148
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 598
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 96
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 90
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 151
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 378
City of Hackberry Special Assessment Revenue Bonds 100 5.000 09/01/44 99
City of Hackberry Special Assessment Revenue Bonds 145 5.000 09/01/47 133
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 178
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 157
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 709
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 426
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 4,016
City of Houston Airport System Revenue Bonds 410 5.000 07/01/29 411
City of Houston Airport System Revenue Bonds 1,000 5.500 07/15/36 1,054
City of Houston Airport System Revenue Bonds 1,400 5.500 07/15/38 1,488
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 530
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 478
City of Houston Hotel Occupancy Tax and Special Revenue Bonds (µ) 1,375 5.500 09/01/58 1,467
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 98
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 97
City of Hutto Special Assessment Revenue Bonds (Þ) 705 5.125 09/01/45 688
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 157
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 220
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 169
City of Josephine Special Assessment Revenue Bonds (Þ) 125 5.625 09/15/56 123
City of Josephine Special Assessment Revenue Bonds 152 5.750 09/15/56 152
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 257
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 809
City of Justin Special Assessment Revenue Bonds (Þ) 100 6.125 09/01/55 103
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 119

See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 118
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 215
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 84
City of Kyle Special Assessment Revenue Bonds 260 5.000 09/01/42 256
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 197
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 93
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 100
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 98
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 259
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 95
City of Kyle Special Assessment Revenue Bonds 135 5.750 09/01/56 133
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 48
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 216
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 93
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 119
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 88
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 118
City of Lavon Special Assessment Revenue Bonds (Þ) 318 4.125 09/15/52 259
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 82
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 99
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 409
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 97
City of Lavon Special Assessment Revenue Bonds 875 5.750 09/15/55 857
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 131
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 87
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 83
City of Liberty Special Assessment Revenue Bonds 129 5.875 09/01/56 126
City of Lockhart Special Assessment Revenue Bonds 937 6.125 09/01/56 935
City of Lockhart Special Assessment Revenue Bonds (Þ) 876 7.500 09/01/56 897
City of Lowry Crossing Special Assessment (Þ) 740 5.750 09/15/45 763
City of Lowry Crossing Special Assessment (Þ) 150 6.000 09/15/55 152
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 95
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 87
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 79
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 83
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 101
City of Manor Special Assessment Revenue Bonds (Þ) 170 7.000 09/15/55 171
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 89
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 99
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 84
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 94
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 99
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 86
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 30
City of McLendon-Chisholm Special Assessment (µ) 680 3.000 09/15/45 494
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 85
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 269
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 150

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 996
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/53 96
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 200
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 401
City of Mesquite Special Assessment Revenue Bonds 700 5.625 09/01/55 698
City of Mesquite Special Assessment Revenue Bonds 650 5.750 09/01/55 633
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 100
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 81
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 196
City of Midlothian Special Assessment Revenue Bonds (Þ) 115 6.125 09/15/52 118
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 78
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 118
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/41 92
City of New Braunfels Special Assessment Revenue Bonds (Þ) 2,955 4.750 09/01/51 2,619
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 505
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 65
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 61
City of Penitas General Obligation Limited 40 5.000 09/01/35 42
City of Penitas General Obligation Limited 100 5.750 09/01/45 106
City of Penitas General Obligation Limited 160 6.000 09/01/55 157
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 120
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 201
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 213
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 202
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 305
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment Revenue Bonds (Þ) 114 6.500 09/15/52 119
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 324
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 202
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 147
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 121
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 237
City of Princeton Special Assessment Revenue Bonds (Þ) 285 5.500 09/01/39 287
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 193
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 111
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 74
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 99
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 102
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 50
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 100
City of Princeton Special Assessment Revenue Bonds (Þ) 200 5.750 09/01/45 206
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 125
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 257
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 131
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 146
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 66
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 268
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 123
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 103
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 252
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 152
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 100

See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 146
City of Princeton Special Assessment Revenue Bonds (Þ) 200 6.000 09/01/55 203
City of Princeton Special Assessment Revenue Bonds 160 5.625 09/01/56 159
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 82
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 80
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 113
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 85
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 170
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 49
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 103
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 108
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 160
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 133
City of Seagoville Special Assessment Revenue Bonds (Þ) 149 6.000 09/15/44 151
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 201
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 325
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 140
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 199
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 97
City of Terrell Special Assessment Revenue Bonds (Þ) 250 6.250 09/15/55 252
City of Terrell Special Assessment Revenue Bonds (Þ) 560 7.000 09/15/55 561
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/45 156
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 113
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 194
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 102
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/55 153
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 794
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 95
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 100
City of Wharton Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/55 101
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 47
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 90
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 6.000 08/15/55 1,920
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 100
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,124
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 101
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 98
County of Comal Special Assessment Revenue Bonds 1,300 5.000 09/01/46 1,287
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 176
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 100
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 174
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 199
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 255
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/54 303
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 176
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 295
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/55 291
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 510
County of Harris Toll Road Revenue Bonds 8,000 5.250 08/15/54 8,392
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 202
County of Hays Special Assessment Revenue Bonds (Þ) 356 5.750 09/15/52 359

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Montgomery Special Assessment 100 5.250 09/15/45 99
County of Montgomery Special Assessment 100 5.375 09/15/54 95
County of Montgomery Special Assessment 150 5.500 09/15/54 146
Crandall Economic Development Corp. Revenue Bonds (µ) 100 5.000 08/15/50 101
Dallas Independent School District General Obligation Unlimited 3,000 4.000 02/15/55 2,771
Dallas Metrocare Services Revenue Bonds 4,000 5.250 11/01/65 4,135
East Waller County Management District Special Assessment (Þ) 300 6.250 09/15/55 310
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 95
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 90
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.850 10/01/47 1,049
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,705
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 144
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 111
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 109
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 109
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 102
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 101
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 100
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 931
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 91
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 308
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 60
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 69
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 149
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 287
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 22
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,175
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 272
Mission Economic Development Corp. Revenue Bonds (Þ) 2,225 4.625 10/01/31 2,227
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 42
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 69
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.250 07/01/32 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 933
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 345 5.000 07/01/40 280
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 247
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 6.750 07/01/44 103
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 1,000 5.000 04/01/46 1,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 850 4.000 08/15/46 684
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 958
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,074
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 7.125 07/01/56 52
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 816

See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 7,345 5.500 01/01/57 6,915
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 7.000 01/01/57 603
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 254
New Hope Higher Education Finance Corp. Revenue Bonds 1,000 5.000 03/15/55 1,020
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.000 09/15/41 92
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,018
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,607
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 926
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 79
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 235
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 885
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 318
Port Freeport Revenue Bonds 100 5.000 06/01/40 100
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 700 4.100 01/01/28 637
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 800
Sherman Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,028
South Manvel Development Authority Tax Allocation 140 4.500 04/01/39 141
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 121
State of Texas General Obligation Unlimited 180 5.000 08/01/41 180
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 605 5.000 05/15/45 573
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 1,610 5.000 11/15/46 1,570
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 215
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 691
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,065
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,073
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,350 5.500 12/31/58 4,474
Texas Transportation Finance Corp. Revenue Bonds 8,000 5.250 10/01/55 8,466
Town of Hickory Creek Special Assessment Revenue Bonds 200 3.875 09/01/37 190
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 741
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 85
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 80
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 803
Town of Providence Village Special Assessment (Þ) 76 5.350 09/01/45 76
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 362
Town of Providence Village Special Assessment (Þ) 100 5.500 09/01/55 96
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 96
Travis County Development Authority Special Assessment (Þ) 1,889 5.625 09/01/55 1,833
Travis County Healthcare District General Obligation Limited 5,000 5.250 03/01/55 5,240
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 94
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 44
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 42
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 101
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 22
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 357
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Weatherford College of the Parker County Junior College District Revenue Bonds 8,140 5.000 08/01/55 8,310
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 398
179,926
Utah - 1.9%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 269
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Þ) 334 9.750 12/01/39 260

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,621
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 457
Black Desert Public Infrastructure District Special Assessment (Þ) 2,600 5.625 12/01/53 2,640
City of Salt Lake Airport Revenue Bonds 815 5.250 07/01/48 840
City of Salt Lake Airport Revenue Bonds 3,240 5.500 07/01/53 3,378
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 141 5.500 06/01/41 145
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.750 03/01/55 400
Downtown Revitalization Public Infrastructure District Revenue Bonds (~)(Ê)(Þ) 1,075 5.000 07/15/35 1,079
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 507
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 500 5.625 12/01/43 504
High Star Ranch Infrastructure Financing District Revenue Bonds (Þ) 1,000 6.250 12/01/55 1,001
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 616
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 550 6.750 06/01/55 470
Mida Cormont Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 8.500 06/15/55 514
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,260
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 495
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 954
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 499
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 511
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 3,500 5.500 06/01/55 3,401
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,875
Northpoint Infrastructure Financing District Special Assessment (Þ) 300 6.625 12/01/55 300
NWQ Public Infrastructure District General Obligation Limited (Þ) 1,375 6.125 03/01/56 1,377
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 511
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 506
Panorama Public Infrastructure District No. 1 General Obligation Limited (Þ) 2,835 6.250 03/01/55 2,846
Panorama Public Infrastructure District No. 1 Special Assessment (Þ) 750 6.200 12/01/55 749
Pine View Public Infrastructure District No. 2 Special Assessment (Þ) 1,000 6.250 12/01/55 993
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 394
South Salt Lake Redevelopment Agency Tax Allocation (Þ) 565 6.250 04/15/46 570
Tech Ridge Public Infrastructure District Special Assessment (Þ) 1,500 6.250 12/01/54 1,533
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 919
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 967
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,021
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 790
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,179
Utah State Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 385
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 750
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,051
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 138
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 459
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 281
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 288
Verk Industrial Regional Public Infrastructure District Tax Allocation (Þ) 2,000 6.625 09/01/47 2,110
Wolf Creek Infrastructure Financing District No. 1 Special Assessment 700 5.750 12/01/44 741
Wood Ranch Public Infrastructure District Special Assessment (Þ) 1,475 5.875 12/01/55 1,487
47,041
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 202
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational and Health Buildings Financing Agency Revenue Bonds 450 5.000 10/01/42 383
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 250
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 701

See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,441
3,153
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 774
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,233
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,792
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 1,125 5.000 10/01/39 1,133
Virgin Islands Public Finance Authority Revenue Bonds 1,530 5.000 10/01/32 1,521
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 449
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 359
15,261
Virginia - 1.0%
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,294
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 186
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 35
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 50
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 35
Salem Economic Development Authority Revenue Bonds 100 6.000 04/01/55 105
Tobacco Settlement Financing Corp. Revenue Bonds 675 5.200 06/01/46 569
Tobacco Settlement Financing Corp. Revenue Bonds 3,585 6.706 06/01/46 2,653
Tobacco Settlement Financing Corp. Revenue Bonds 14,450
Zero
coupon 06/01/47 3,862
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 104
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 407
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 866
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 82
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 65
Virginia College Building Authority Revenue Bonds 250 6.000 06/01/55 264
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,060
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,716
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 974
Virginia Small Business Financing Authority Revenue Bonds 1,700 5.000 12/31/52 1,670
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,474
24,471
Washington - 1.5%
County of King General Obligation Limited 425 5.000 12/01/53 442
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 978
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,490
Port of Seattle Revenue Bonds 235 4.000 08/01/47 208
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,083
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,500 5.625 12/01/40 1,521
Washington Economic Development Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.875 12/01/45 1,006
Washington Health Care Facilities Authority Revenue Bonds 490 5.000 08/15/45 490
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 869
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 68
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,992
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,834
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/48 1,256
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,883
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,285
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,182
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 1,969
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 179
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,346
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 162

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 141
Washington State Housing Finance Commission Revenue Bonds (Þ) 4,000 5.500 07/01/50 3,978
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 182
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,800 5.250 07/01/55 1,828
Washington State Housing Finance Commission Revenue Bonds 1,700 6.250 01/01/56 1,694
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,160 5.750 07/01/60 1,166
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 6.000 07/01/60 152
Washington State Housing Finance Commission Revenue Bonds 810 6.250 01/01/61 799
Washington State Housing Finance Commission Revenue Bonds (Þ) 500 7.000 07/01/64 512
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,491
38,186
West Virginia - 0.3%
City of Huntington Tax Allocation Revenue Bonds 635 5.000 06/01/39 629
City of Huntington Tax Allocation Revenue Bonds 75 5.500 06/01/49 75
City of Huntington Tax Allocation Revenue Bonds 75 5.625 05/01/50 73
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 158
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 161
City of South Charleston Revenue Bonds (Þ) 1,000 4.500 06/01/50 773
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 93
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 134
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,135 4.125 06/01/43 1,026
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,025 4.875 06/01/43 1,026
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 935 8.000 06/01/53 203
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 650 4.625 04/15/55 661
West Virginia Hospital Finance Authority Revenue Bonds 985 5.000 01/01/43 910
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,350
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 903
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 305
8,480
Wisconsin - 3.9%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,664
Public Finance Authority Revenue Bonds 1,010 5.250 07/01/28 1,011
Public Finance Authority Revenue Bonds 565 6.145 08/01/28 416
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,026
Public Finance Authority Revenue Bonds (Þ) 10 4.000 06/15/29 10
Public Finance Authority Revenue Bonds (Þ) 25 4.000 07/01/30 24
Public Finance Authority Revenue Bonds (Þ) 191 5.000 07/15/30 191
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Þ) 296
Zero
coupon 12/15/30 226
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 2,754
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 691
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 725
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/32 332
Public Finance Authority Revenue Bonds (Þ) 419 5.375 12/15/32 418
Public Finance Authority Revenue Bonds (Þ) 408 5.500 12/15/32 406
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds (Þ) 1,238
Zero
coupon 12/15/34 724
Public Finance Authority Revenue Bonds 920 5.750 04/01/35 921
Public Finance Authority Revenue Bonds 100 5.000 06/15/35 103
Public Finance Authority Revenue Bonds (Þ) 85 5.000 12/01/35 85
Public Finance Authority Revenue Bonds (Þ) 1,000
Zero
coupon 12/15/36 508
Public Finance Authority Revenue Bonds (Þ) 417 5.000 12/15/36 414

See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 635
Public Finance Authority Revenue Bonds (Þ) 633
Zero
coupon 12/15/37 329
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,777
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,617
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 516
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 152
Public Finance Authority Revenue Bonds (Þ) 4,255
Zero
coupon 12/15/39 1,687
Public Finance Authority Revenue Bonds (Þ) 1,800 4.750 06/01/40 1,792
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 48
Public Finance Authority Revenue Bonds (Þ) 1,670 7.125 06/01/41 1,722
Public Finance Authority Revenue Bonds (Þ) 580 5.000 01/01/42 534
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 87
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 750
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,014
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 354
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 70
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 506
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,113
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 602
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 799
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 742
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 102
Public Finance Authority Revenue Bonds 215 5.000 03/01/46 215
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 103
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 325
Public Finance Authority Revenue Bonds 2,635 5.000 06/01/49 2,471
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 132
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,554
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 72
Public Finance Authority Revenue Bonds (Þ) 700 5.625 06/01/50 701
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 72
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 44
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 539
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 76
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 822
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,462
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,614
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 659
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,276
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 87
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 148
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 169
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 415
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 728
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 223
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 67
Public Finance Authority Revenue Bonds 130 5.250 06/15/54 127
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 5.875 10/01/54 578
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 490
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 411
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 587

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 73
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 99
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 56
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 105
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 986
Public Finance Authority Revenue Bonds (Þ) 100 6.500 12/01/55 99
Public Finance Authority Revenue Bonds (Þ) 110 6.000 12/15/55 112
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,853
Public Finance Authority Revenue Bonds (Þ) 2,350 4.500 06/01/56 1,807
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 726
Public Finance Authority Revenue Bonds (Þ) 625 6.375 07/01/56 628
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 218
Public Finance Authority Revenue Bonds (Þ) 600 5.000 06/15/57 513
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 140
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 101
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 51
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 66
Public Finance Authority Revenue Bonds 4,625 5.750 06/30/60 4,747
Public Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,075 6.000 07/01/60 1,086
Public Finance Authority Revenue Bonds (Þ) 125 6.125 12/15/60 128
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 73
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 204
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 530
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 99
Public Finance Authority Revenue Bonds (Þ) 3,175 6.000 02/01/62 3,234
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 156
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 127
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 295
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 1.000 07/01/62 734
Public Finance Authority Revenue Bonds 3,126 5.750 07/01/62 3,222
Public Finance Authority Revenue Bonds (Þ) 100 7.000 06/15/65 100
Public Finance Authority Revenue Bonds 1,725 5.750 12/31/65 1,772
Public Finance Authority Revenue Bonds 12,420 6.500 12/31/65 13,678
Public Finance Authority Tax Allocation 125 5.000 08/01/39 126
Public Finance Authority Tax Allocation (Þ) 1,150 5.000 06/01/41 1,153
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 629
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 500 6.500 11/01/36 498
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 807
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 5.000 02/15/46 50
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,158
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 33
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 834
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 258
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,500 5.500 06/01/55 1,504
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 31
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,250 5.125 04/01/57 1,069
Wisconsin Health and Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 412
Wisconsin Health and Educational Facilities Authority Revenue Bonds 425 6.625 07/01/60 444
95,306
Wyoming - 0.0%
County of Campbell Solid Waste Facilities Revenue Bonds 1,000 3.625 07/15/39 949
Total Municipal Bonds
(cost $2,427,174) 2,372,185

See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Short-Term Investments - 2.2%
U.S. Cash Management Fund (@) 55,190,433 (∞) 55,179
Total Short-Term Investments
(cost $55,178) 55,179
Total Investments - 98.3%
(identified cost $2,482,352) 2,427,364
Other Assets and Liabilities, Net - 1.7%
41,088
Net Assets - 100.0%
2,468,452

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
22.7%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 800,000 101.67 813
770
Allentown Commercial and Industrial Development Authority Revenue
Bonds 02/18/26 500,000 85.97 430
416
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.06 4,521
4,455
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.46 1,045
1,021
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,165,000 100.44 1,171
1,188
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 865,000 100.50 868
895
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 680,000 99.52 679
701
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 710,000 102.94 731
748
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/27/25 100,000 106.44 106
109
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.29 633
636
American Samoa Economic Development Authority Revenue Bonds 11/19/25 850,000 99.03 842
863
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
125
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.65 100
101
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,290,000 106.41 1,373
1,315
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.72 740
629
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.19 215
162
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.54 78
67
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 108.91 33
23
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.36 33
22
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.37 98
94
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.38 98
93
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,275,000 100.96 1,287
1,332
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,750,000 101.00 1,767
1,860
Arizona Industrial Development Authority Revenue Bonds 12/19/25 900,000 100.00 900
913
Arizona Industrial Development Authority Revenue Bonds 03/19/26 400,000 101.44 406
404
Arkansas Development Finance Authority Revenue Bonds 03/19/26 8,230,000 100.00 8,230
8,186
Arkansas Development Finance Authority Revenue Bonds 03/27/26 225,000 97.88 220
225
Arkansas Development Finance Authority Revenue Bonds 03/27/26 310,000 98.36 305
311
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.44 517
488
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.20 97
87
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.50 98
88
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.86 99
89
Arlington Higher Education Finance Corp. Revenue Bonds 02/20/26 660,000 96.59 638
624
Arlington Higher Education Finance Corp. Revenue Bonds 02/20/26 1,300,000 96.71 1,257
1,246
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
269
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.82 1,378
1,140
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 87.32 2,794
2,892
Atlanta Development Authority (The) Revenue Bonds 10/16/25 3,540,000 100.35 3,552
3,634
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,138
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.91 2,894
2,901
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,406
Avenir Community Development District Special Assessment 03/19/24 255,000 100.23 256
257
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
90
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 122,000 100.00 122
126
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.52 1,055
1,066
Baldwin County Industrial Development Authority Revenue Bonds 06/06/25 1,250,000 100.00 1,250
1,273
Baldwin County Industrial Development Authority Revenue Bonds 09/12/25 1,000,000 100.00 1,000
1,006
Baldwin County Industrial Development Authority Revenue Bonds 02/27/26 1,500,000 100.00 1,500
1,474
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
419
Bartlett Industrial Development Board Tax Allocation 03/24/26 300,000 100.00 300
303
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
260

See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
457
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 91.96 1,839
1,621
Black Desert Public Infrastructure District Special Assessment 05/09/24 2,600,000 98.15 2,526
2,640
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 609,290 97.96 597
1
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
126
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
51
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.70 309
291
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.72 106
74
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
95
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
144
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
171
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.87 151
145
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.64 508
511
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.78 99
87
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.37 97
93
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.02 99
95
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.50 99
92
Build NYC Resource Corp. Revenue Bonds 05/23/25 500,000 100.00 500
497
Build NYC Resource Corp. Revenue Bonds 02/06/26 775,000 98.28 762
776
Build NYC Resource Corp. Revenue Bonds 02/06/26 750,000 99.61 747
749
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
999
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.08 2,002
1,989
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.63 464
316
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.98 2,656
2,471
California Community Housing Agency Revenue Bonds 08/30/22 200,000 76.40 153
153
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.95 115
118
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.74 840
832
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.12 255
229
California Infrastructure and Economic Development Bank Revenue Bonds 08/13/20 685,000 100.27 687
649
California Infrastructure and Economic Development Bank Revenue Bonds 11/28/25 3,535,000 85.00 3,005
2,033
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.55 995
1,000
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.02 1,530
1,503
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
59
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.13 99
87
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.37 63
56
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.49 1,192
1,130
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.24 273
272
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.54 124
125
California Municipal Finance Authority Revenue Bonds 05/08/25 775,000 100.00 775
791
California Municipal Finance Authority Revenue Bonds 05/16/25 250,000 62.55 156
157
California Municipal Finance Authority Revenue Bonds 04/24/26 300,000 95.08 285
301
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.42 2,552
2,600
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.24 253
266
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 104.88 524
528
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.76 677
618
California Public Finance Authority Revenue Bonds 11/05/25 1,000,000 97.48 975
947
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.22 531
500
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.07 1,051
1,003
California School Finance Authority Revenue Bonds 10/22/20 600,000 103.95 624
541
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.05 158
140
California School Finance Authority Revenue Bonds 10/30/20 60,000 98.03 59
52
California School Finance Authority Revenue Bonds 04/19/21 100,000 108.97 109
83
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 109.72 1,207
943
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.24 106
65
California School Finance Authority Revenue Bonds 06/18/21 280,000 64.50 181
180
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.24 409
352
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.02 245
179
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.62 320
281
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.53 256
228
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.76 1,028
1,001
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
231
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.42 172
163
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
387

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
245
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.23 251
247
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
250
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.08 490
506
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.56 961
986
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.64 646
764
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.76 123
123
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.34 371
330
California School Finance Authority Revenue Bonds 03/17/26 250,000 96.93 242
241
California School Finance Authority Revenue Bonds 03/17/26 250,000 98.98 247
248
California School Finance Authority Revenue Bonds 04/02/26 300,000 102.67 308
310
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 104.58 209
203
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.26 1,073
1,011
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.31 209
202
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 109.99 110
93
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,950,000 100.38 1,960
1,952
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.67 399
397
California Statewide Communities Development Authority Revenue Bonds 01/30/24 6,780,000 98.63 6,620
6,780
California Statewide Communities Development Authority Revenue Bonds 10/30/24 475,000 96.36 458
463
California Statewide Communities Development Authority Revenue Bonds 04/24/26 375,000 97.90 367
380
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.95 490
475
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
101
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
129
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.51 2,307
1,963
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.36 124
106
Capital Projects Finance Authority Revenue Bonds 07/25/25 1,250,000 98.39 1,230
1,245
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,015,000 96.51 3,875
3,778
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.78 1,328
936
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,960,000 100.00 1,960
1,908
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.44 356
307
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.06 107
72
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.68 108
75
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
409
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
435
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
1,094
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.95 353
356
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.31 195
191
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.72 98
97
Capital Trust Authority Revenue Bonds 07/14/25 1,000,000 96.66 967
989
Capital Trust Authority Revenue Bonds 09/04/25 2,100,000 98.27 2,064
2,132
Capital Trust Authority Revenue Bonds 12/10/25 1,000,000 99.51 995
960
Capital Trust Authority Revenue Bonds 02/26/26 1,500,000 92.05 1,381
1,351
Capital Trust Authority Revenue Bonds 03/31/26 100,000 96.66 97
99
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.56 100
95
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
25
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.38 47
36
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 195,000 99.21 193
195
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.89 1,538
1,646
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
238
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.20 1,984
1,959
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.47 1,006
901
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 98.01 784
703
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.30 1,400
1,528
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 05/07/21 100,000 110.06 110
84
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 11/17/23 275,000 97.04 267
287
City of Alvarado Special Assessment Revenue Bonds 05/20/25 100,000 100.00 100
102
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
177
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.39 124
126
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.56 197
217
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
101
City of Anna Special Assessment Revenue Bonds 02/25/26 650,000 100.00 650
632
City of Aubrey Special Assessment 09/23/22 183,000 99.43 182
190
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
123

See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Aubrey Special Assessment 08/25/23 125,000 99.33 124
127
City of Aubrey Special Assessment 02/28/25 260,000 99.49 259
256
City of Austin Special Assessment Revenue Bonds 12/14/18 205,000 100.00 205
209
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.31 99
99
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.56 100
95
City of Balch Springs Special Assessment 04/29/25 125,000 99.37 124
127
City of Baltimore Revenue Bonds 12/11/25 1,225,000 97.66 1,196
1,160
City of Baltimore Revenue Bonds 12/11/25 825,000 98.07 809
798
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
84
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
90
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 99,000 100.00 99
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
118
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
102
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
101
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
501
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.04 248
249
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.11 496
495
City of Burbank Illinois Revenue Bonds 01/28/26 2,105,000 100.88 2,124
2,108
City of Celina Special Assessment Revenue Bonds 09/11/19 125,000 100.00 125
115
City of Celina Special Assessment Revenue Bonds 08/12/20 1,845,000 95.36 1,759
1,562
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
55
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
28
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
57
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
78
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.87 130
98
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.33 253
199
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.44 55
43
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
87
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
82
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
95
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
100
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
657
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
101
City of Celina Special Assessment Revenue Bonds 03/15/23 130,000 100.00 130
131
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 04/12/23 175,000 100.00 175
174
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
143
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.57 100
101
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
202
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.11 149
152
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.64 100
96
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
305
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.17 723
719
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
88
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
96
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.62 225
220
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.36 99
98
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
514
City of Crandall Special Assessment Revenue Bonds 10/18/22 222,000 100.00 222
231
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
179
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
119
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.16 74
74
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
99
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
104
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
202
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.30 149
151
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
205
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.17 99
100
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.28 99
99
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.58 100
100
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.34 149
144

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.40 145
138
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.78 100
96
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.79 131
124
City of Dripping Springs Special Assessment 09/18/24 70,000 99.26 69
66
City of Eagan Revenue Bonds 02/06/25 100,000 99.13 99
101
City of Eagan Revenue Bonds 02/06/25 335,000 99.39 333
331
City of Eagan Revenue Bonds 02/06/25 515,000 99.40 512
511
City of Eagle Pass Special Assessment Revenue Bonds 03/04/26 1,531,000 97.04 1,486
1,546
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.56 238
216
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 101.86 1,803
1,669
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 101.86 300
298
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.51 111
95
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.42 99
90
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
87
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
231
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.07 99
99
City of Forney Special Assessment Revenue Bonds 06/27/23 627,000 96.89 607
660
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
148
City of Garden Revenue Bonds 09/10/25 200,000 99.39 199
202
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
96
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
90
City of Goshen Revenue Bonds 08/06/21 995,000 100.00 995
867
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.07 210
178
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.89 198
157
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.47 1,279
1,297
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
98
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.50 100
97
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
220
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.05 198
157
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.62 169
169
City of Hutto Special Assessment Revenue Bonds 02/07/25 705,000 99.09 699
688
City of Josephine Special Assessment Revenue Bonds 04/14/26 125,000 98.92 124
123
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
257
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.31 796
809
City of Justin Special Assessment Revenue Bonds 08/29/25 100,000 100.00 100
103
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.04 101
102
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
119
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
118
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
93
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
84
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
215
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.43 199
197
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
259
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
95
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 98.99 99
98
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
216
City of Lake Helen Florida Revenue Bonds 01/23/26 700,000 99.63 697
682
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.12 141
118
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.49 99
93
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
88
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
82
City of Lavon Special Assessment Revenue Bonds 02/02/22 318,000 98.81 314
259
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.17 135
119
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
409
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
99
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
97
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
131
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
83
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
87
City of Lockhart Special Assessment Revenue Bonds 03/04/26 876,000 100.00 876
897
City of Lowry Crossing Special Assessment 06/11/25 150,000 100.00 150
152
City of Lowry Crossing Special Assessment 06/11/25 740,000 99.76 738
763
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
95

See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
83
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.30 102
79
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.08 99
101
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 88.23 88
87
City of Manor Special Assessment Revenue Bonds 05/08/25 170,000 100.00 170
171
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
89
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
84
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
94
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 104.81 105
85
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
30
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.55 51
40
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.45 269
269
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
996
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
102
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
152
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.69 199
200
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
401
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.44 149
150
City of Mesquite Special Assessment Revenue Bonds 10/08/24 100,000 99.27 99
96
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
81
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
100
City of Midlothian Special Assessment Revenue Bonds 08/10/22 115,000 100.00 115
118
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
196
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.56 1,422
1,400
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
78
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
118
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
92
City of New Braunfels Special Assessment Revenue Bonds 11/05/25 2,955,000 89.81 2,654
2,619
City of North Las Vegas Special Assessment 08/15/25 580,000 98.20 570
586
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
65
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.57 75
61
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
505
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.20 124
120
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 114,000 100.00 114
119
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
305
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
202
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
201
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
154
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
213
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
324
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
202
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
121
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
147
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
237
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
125
City of Princeton Special Assessment Revenue Bonds 08/27/19 285,000 100.00 285
287
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
193
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
257
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
111
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
131
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 100.98 185
146
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
66
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
268
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
74
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
123
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
99
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
152
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
102
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.20 246
252
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.03 99
103

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.63 100
100
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
146
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.11 50
50
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.41 199
206
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.71 199
203
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.53 103
80
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.11 99
82
City of Rockdale Special Assessment Revenue Bonds 10/31/23 394,000 97.13 383
402
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.54 124
113
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.65 103
85
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.67 201
170
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.19 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
103
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.65 100
103
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.94 49
49
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
160
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
108
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
133
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
201
City of Seagoville Special Assessment Revenue Bonds 03/19/24 149,000 100.00 149
151
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.78 321
325
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
97
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 98.99 198
199
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
161
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
158
City of South Charleston Revenue Bonds 01/14/22 1,000,000 100.34 1,003
773
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.42 2,313
2,310
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 140,000 100.63 141
140
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 230,000 100.81 232
231
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 01/29/26 125,000 99.64 125
122
City of Terrell Special Assessment Revenue Bonds 08/06/25 250,000 100.00 250
252
City of Terrell Special Assessment Revenue Bonds 08/06/25 560,000 98.77 553
561
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.66 111
113
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.33 99
102
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
194
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 100.00 150
156
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 99.39 149
153
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
794
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
95
City of Valparaiso Revenue Bonds 04/26/24 850,000 99.47 846
816
City of Valparaiso Revenue Bonds 07/10/25 450,000 94.79 427
455
City of Valparaiso Revenue Bonds 07/10/25 300,000 98.76 296
301
City of Venice Revenue Bonds 11/20/24 100,000 101.20 101
96
City of Venice Revenue Bonds 11/20/24 175,000 101.62 178
170
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
100
City of Wharton Special Assessment Revenue Bonds 06/24/25 100,000 99.44 99
101
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.69 150
148
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.21 180
162
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 200,000 89.12 178
154
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.62 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.45 99
90
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.88 50
47
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,124
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
100
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.89 262
186
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.47 324
236
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
370
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.57 1,733
1,368
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
394
Colorado Educational and Cultural Facilities Authority Revenue Bonds 08/22/23 430,000 87.83 378
380
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
296

See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.83 196
194
Colorado Educational and Cultural Facilities Authority Revenue Bonds 09/23/25 100,000 107.83 108
113
Colorado Health Facilities Authority Revenue Bonds 11/06/25 2,750,000 100.00 2,750
2,725
Colorado State University Research Foundation Revenue Bonds 12/05/25 750,000 96.12 721
735
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
593
Columbus-Franklin County Finance Authority Revenue Bonds 11/20/25 1,500,000 100.00 1,500
1,496
Columbus-Franklin County Finance Authority Revenue Bonds 04/08/26 3,255,000 100.00 3,255
3,253
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 12/18/19 1,000,000 111.81 1,118
982
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 1,100,000 92.95 927
996
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 225,000 91.94 207
189
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 141,000 100.00 141
145
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
96
Corkscrew Farms Community Development District Special Assessment 12/13/17 90,000 99.39 89
91
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited 08/01/25 500,000 75.01 375
389
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
174
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.83 173
176
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.87 99
100
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.34 298
295
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.64 299
303
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
176
County of Denton Special Assessment Revenue Bonds 03/11/25 300,000 100.00 300
291
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
199
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
510
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
255
County of Frederick Special Tax 10/29/20 225,000 98.10 221
189
County of Frederick Tax Allocation 07/20/23 1,985,000 97.85 1,942
1,846
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.83 1,028
617
County of Gallatin Revenue Bonds 02/11/25 230,000 69.38 160
154
County of Gallatin Revenue Bonds 03/21/25 1,125,000 84.47 950
847
County of Hays Special Assessment Revenue Bonds 12/06/22 356,000 100.00 356
359
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
202
County of Lancaster Special Assessment Revenue Bonds 08/01/25 100,000 100.00 100
105
County of Lancaster Special Assessment Revenue Bonds 08/01/25 150,000 100.00 150
153
County of Monongalia Tax Allocation 07/21/23 130,000 99.20 129
134
County of Monongalia Tax Allocation 07/21/23 90,000 99.24 89
93
County of Palm Beach Revenue Bonds 06/06/25 1,000,000 98.46 985
1,009
County of Palm Beach Revenue Bonds 06/06/25 100,000 98.85 99
102
County of Palm Beach Revenue Bonds 06/06/25 625,000 99.43 621
635
County of Pima Industrial Development Authority (The) Revenue Bonds 05/22/20 50,000 100.00 50
48
County of Pima Industrial Development Authority (The) Revenue Bonds 05/22/20 25,000 100.00 25
25
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 500,000 100.00 500
534
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 250,000 100.00 250
267
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.49 338
332
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 86.06 796
635
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.42 795
727
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 66.11 661
694
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.99 1,100
976
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 74.34 446
436
CSCDA Community Improvement Authority Revenue Bonds 03/11/26 200,000 73.38 147
148
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
103
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
101
Cypress Reserve Community Development District Special Assessment 09/17/25 200,000 100.00 200
201
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.26 983
670
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
633
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.54 2,825
1,867
Davenport Road South Community Development District Special
Assessment 02/06/18 295,000 96.84 286
299
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 99.00 149
146
Denver Health and Hospital Authority Revenue Bonds 08/23/17 300,000 106.33 319
304
Denver Health and Hospital Authority Revenue Bonds 08/23/17 340,000 97.80 333
322
Denver Health and Hospital Authority Revenue Bonds 08/23/17 200,000 99.21 198
192

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Denver Urban Renewal Authority Tax Allocation 10/11/18 505,000 99.33 503
505
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 77.87 389
400
District of Columbia Tax Allocation Revenue Bonds 05/01/24 1,195,000 60.79 726
733
District of Columbia Tax Allocation Revenue Bonds 04/14/26 225,000 64.89 146
145
Downtown Revitalization Public Infrastructure District Revenue Bonds 06/06/25 1,075,000 100.00 1,075
1,079
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.88 2,068
2,241
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.71 75
63
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.22 228
186
Eagle Pointe Community Development District Special Assessment 07/15/20 170,000 93.06 158
157
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
628
East Waller County Management District Special Assessment 07/11/25 300,000 99.32 298
310
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.92 101
90
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.92 100
95
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 7.08 283
108
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
101
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,259
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
280
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.41 497
507
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 499,841 99.50 497
504
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.41 119
99
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.63 163
101
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.56 103
77
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.82 1,193
1,137
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.45 224
214
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.04 106
72
Florida Development Finance Corp. Revenue Bonds 06/04/21 880,000 81.04 656
573
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.76 174
148
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.84 509
387
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.96 397
357
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.21 309
278
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
158
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
314
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
212
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
235
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,975,000 101.15 10,090
2,992
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.77 168
167
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.72 242
241
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.36 140
138
Florida Development Finance Corp. Revenue Bonds 12/20/24 3,100,000 98.53 3,054
930
Florida Development Finance Corp. Revenue Bonds 08/12/25 5,300,000 100.00 5,300
1,484
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 1,350,000 103.79 1,401
1,203
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 4,220,000 100.00 4,220
4,229
Florida Local Government Finance Commission Revenue Bonds 06/18/25 250,000 100.22 251
251
Florida Local Government Finance Commission Revenue Bonds 06/18/25 125,000 99.45 124
123
Florida Local Government Finance Commission Revenue Bonds 08/15/25 430,000 98.72 425
447
Florida Local Government Finance Commission Revenue Bonds 12/11/25 400,000 100.00 400
400
Florida Local Government Finance Commission Revenue Bonds 12/29/25 750,000 100.00 750
750
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
267
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
312
Foster Farm Business Improvement District General Obligation Limited 10/17/25 5,390,000 72.16 3,889
3,821
Gas Worx Community Development District Special Assessment 11/13/25 2,000,000 102.98 2,060
2,005
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.24 2,308
2,620
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 95.38 1,154
1,182
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.51 159
163
Golden State Connect Authority Revenue Bonds 11/25/25 1,600,000 96.66 1,547
1,560
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
259
Groves at Lake Marion Community Development District Special
Assessment 01/16/26 100,000 100.00 100
100
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
156
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,168
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 2,000,000 87.15 1,743
1,911
Hastings Campus Housing Finance Authority Revenue Bonds 02/06/25 3,500,000 93.72 3,280
3,093
High Star Ranch Infrastructure Financing District Revenue Bonds 04/16/26 1,000,000 100.50 1,005
1,001
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.29 99
98

See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.42 149
144
Hills of Minneola Community Development District Special Assessment 07/16/20 230,000 90.65 208
188
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
245
Illinois Finance Authority Revenue Bonds 02/25/20 2,545,000 105.95 2,517
2,492
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 106.99 3,511
2,858
Illinois Finance Authority Revenue Bonds 10/13/22 2,780,000 97.25 2,671
2,663
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.24 496
508
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,519
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.04 101
101
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.23 101
100
Illinois Finance Authority Revenue Bonds 05/08/25 575,000 97.20 559
563
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.28 992
889
Iowa Finance Authority Revenue Bonds 02/12/26 230,000 97.30 224
219
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.04 307
308
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 575,000 100.96 581
578
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 160,000 101.41 162
161
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 250,000 97.71 244
244
Kansas City Industrial Development Authority Revenue Bonds 12/10/25 575,000 100.00 575
582
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.04 1,751
1,755
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
250
K-Bar Ranch III Community Development District Special Assessment 07/18/25 375,000 100.00 375
396
K-Bar Ranch III Community Development District Special Assessment 07/18/25 275,000 99.65 274
284
Knightsbridge Community Development District Special Assessment 03/14/24 1,000,000 99.71 997
999
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.38 984
1,003
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
Lake Emma Community Development District Special Assessment 07/07/23 45,000 99.21 45
45
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.43 99
100
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.05 99
98
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.50 99
101
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
92
Landings at Miami Community Development District Special Assessment 01/10/18 330,000 96.04 317
319
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 06/10/21 250,000 97.68 244
202
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 02/17/23 500,000 99.24 496
503
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
575
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 500,000 100.97 505
468
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.37 235
157
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.55 272
189
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.95 148
148
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.74 100
99
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.16 98
100
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.64 99
100
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.02 388
281
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.11 388
281
Louisiana Public Facilities Authority Revenue Bonds 06/06/25 275,000 97.20 267
275
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
78
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.34 55
43
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.98 55
44
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.63 117
101
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 850,000 85.43 726
701
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
182
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.12 109
76
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 87.28 153
151
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
193
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
216
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.54 77
79
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.94 322
321
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.76 3,653
3,755
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 04/28/22 100,000 100.48 100
90

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.27 100
101
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.29 100
101
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.44 1,054
1,004
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
103
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
153
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.11 1,418
1,182
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.25 99
94
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.67 247
246
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.31 199
203
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
616
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 360,000 73.60 265
255
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
85
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 170,000 43.01 73
74
Metropolitan Government Nashville and Davidson County Industrial
Development Board Tax Allocation 02/09/26 700,000 81.74 572
567
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.25 128
115
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.47 182
165
Miami-Dade County Industrial Development Authority Revenue Bonds 02/11/26 1,000,000 99.40 994
1,020
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
514
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 550,000 81.77 450
470
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.92 1,229
1,260
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
495
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
954
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.55 508
511
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.39 482
499
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/25 3,500,000 97.17 3,401
3,401
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
97
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
149
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
100
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,225,000 99.71 2,219
2,227
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.00 830
747
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.18 208
172
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 104.68 994
884
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 104.72 942
851
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 104.91 1,075
982
Missouri Development Finance Board Revenue Bonds 11/06/25 875,000 98.12 859
853
Missouri State Health and Educational Facilities Authority Revenue Bonds 07/10/25 3,000,000 97.20 2,916
3,006
Missouri State Health and Educational Facilities Authority Revenue Bonds 03/19/26 500,000 98.37 492
491
Mohegan Tribal Finance Authority Revenue Bonds 03/08/16 2,015,000 100.34 2,022
2,030
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,025,000 99.29 1,012
1,026
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,135,000 95.28 1,043
1,026
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 935,000 24.32 227
203
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.54 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.67 189
185
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 97.45 390
388
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
143
New Hampshire Business Finance Authority Revenue Bonds 12/20/23 210,000 76.95 162
169
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 5,555,000 100.00 5,555
5,871
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 425,000 100.00 425
442
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,090,000 100.00 1,090
1,121
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 139,000 100.00 139
137
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,204,000 100.00 1,204
1,194
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 400,000 100.00 400
400
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 1,125,000 57.66 649
620
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 478,000 100.00 478
476
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 351,000 99.33 349
351
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 662,000 99.22 657
657
New Hampshire Business Finance Authority Revenue Bonds 06/17/25 872,000 63.32 552
552

See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
New Hampshire Business Finance Authority Revenue Bonds 07/25/25 4,500,000 70.49 3,208
3,219
New Hampshire Business Finance Authority Revenue Bonds 01/29/26 1,765,000 102.75 1,813
1,811
New Hampshire Business Finance Authority Revenue Bonds 02/04/26 1,075,000 34.84 375
368
New Hampshire Business Finance Authority Revenue Bonds 04/02/26 100,000 100.00 100
100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.45 1,014
932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 110.54 1,105
933
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 850,000 84.39 695
684
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
816
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.59 1,082
958
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 99.04 99
100
New Jersey Economic Development Authority Revenue Bonds 05/16/25 875,000 99.07 867
912
New York Liberty Development Corp. Revenue Bonds 05/27/20 11,260,000 94.12 10,443
11,263
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.20 2,631
2,602
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.78 315
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.55 1,891
1,892
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.33 409
396
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 95.77 862
902
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
260
New York State Environmental Facilities Corp. Revenue Bonds 09/02/25 250,000 100.00 250
253
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
485
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
150
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.57 199
198
North Carolina Medical Care Commission Revenue Bonds 02/06/26 3,000,000 100.72 3,021
3,000
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 97.54 98
92
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
142
Northpoint Infrastructure Financing District Special Assessment 03/31/26 300,000 98.40 295
300
Northridge Community Development District Special Assessment 05/15/25 200,000 100.00 200
205
Northridge Community Development District Special Assessment 05/15/25 160,000 99.76 160
167
NWQ Public Infrastructure District General Obligation Limited 12/05/25 1,375,000 100.00 1,375
1,377
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
100
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.32 433
433
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 4,365,000 95.27 4,065
3,920
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
259
Ohio Housing Finance Agency Revenue Bonds 12/05/25 1,685,000 100.00 1,685
1,772
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
511
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
506
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 106.91 748
742
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.10 1,081
1,000
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.55 1,035
911
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
139
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 96.51 483
484
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 700,000 100.00 700
1,005
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
264
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
267
Palm Coast 145 Community Development District Special Assessment 08/20/25 500,000 100.00 500
528
Panorama Public Infrastructure District No. 1 General Obligation Limited 11/14/25 2,835,000 100.00 2,835
2,846
Panorama Public Infrastructure District No. 1 Special Assessment 04/10/26 750,000 100.00 750
749
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
110
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
135
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 88.67 443
448
Pennsylvania Economic Development Financing Authority Revenue Bonds 03/18/26 750,000 100.00 750
752
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.90 148
150
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.60 100
101
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 870,000 91.97 800
870
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 2,075,000 93.27 1,935
1,593
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 900,000 110.01 990
901
Philadelphia Industrial Development Authority Revenue Bonds 02/02/26 335,000 87.06 292
299
Pine View Public Infrastructure District No. 2 Special Assessment 01/29/26 1,000,000 100.00 1,000
993
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 415,000 98.59 409
419
Plaquemines Port Harbor and Terminal District Revenue Bonds 06/04/24 550,000 97.80 538
457
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
79
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.90 1,289
885
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 91.10 296
235

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
318
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
926
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 700,000 100.00 700
637
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 110,000 99.24 109
101
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.67 498
501
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 100.00 100
102
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 99.71 100
104
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.69 647
635
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.74 771
750
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.85 525
516
Public Finance Authority Revenue Bonds 05/01/19 10,000 100.27 10
10
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
578
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.40 77
67
Public Finance Authority Revenue Bonds 07/30/20 25,000 100.16 25
24
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.49 128
105
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.60 52
48
Public Finance Authority Revenue Bonds 08/10/20 150,000 105.75 159
152
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.39 532
506
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.88 472
411
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.34 68
67
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 90.09 1,036
986
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.51 1,176
1,113
Public Finance Authority Revenue Bonds 03/26/21 700,000 98.63 690
701
Public Finance Authority Revenue Bonds 05/28/21 100,000 107.99 108
73
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.32 108
76
Public Finance Authority Revenue Bonds 08/02/21 2,350,000 81.47 1,914
1,807
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.72 905
726
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.22 1,082
822
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.88 1,683
1,664
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
99
Public Finance Authority Revenue Bonds 11/19/21 785,000 84.12 660
530
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.65 1,658
1,276
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.62 105
87
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.35 281
218
Public Finance Authority Revenue Bonds 03/31/22 3,175,000 100.38 3,187
3,234
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.73 101
87
Public Finance Authority Revenue Bonds 04/14/22 600,000 89.48 537
513
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.35 148
127
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.70 171
169
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.21 295
295
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.25 162
156
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.28 993
1,026
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.76 99
102
Public Finance Authority Revenue Bonds 08/04/23 85,000 93.53 79
85
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.73 50
51
Public Finance Authority Revenue Bonds 09/08/23 1,670,000 93.01 1,553
1,722
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.19 1,736
1,777
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
728
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.83 403
415
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 85.14 3,257
2,754
Public Finance Authority Revenue Bonds 06/28/24 419,000 100.00 419
418
Public Finance Authority Revenue Bonds 07/31/24 190,879 100.00 191
191
Public Finance Authority Revenue Bonds 08/28/24 407,624 100.00 408
406
Public Finance Authority Revenue Bonds 10/04/24 1,238,000 60.20 743
724
Public Finance Authority Revenue Bonds 11/21/24 580,000 92.22 535
534
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.19 97
103
Public Finance Authority Revenue Bonds 11/27/24 900,000 74.38 669
734
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.45 252
223
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
354
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
490
Public Finance Authority Revenue Bonds 12/16/24 296,000 76.39 226
226
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.29 678
659

See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Public Finance Authority Revenue Bonds 02/28/25 633,000 52.23 331
329
Public Finance Authority Revenue Bonds 03/12/25 417,460 100.00 417
414
Public Finance Authority Revenue Bonds 03/24/25 1,800,000 96.39 1,735
1,792
Public Finance Authority Revenue Bonds 05/21/25 500,000 65.91 330
332
Public Finance Authority Revenue Bonds 08/15/25 110,000 97.82 108
112
Public Finance Authority Revenue Bonds 08/15/25 125,000 98.78 123
128
Public Finance Authority Revenue Bonds 09/10/25 100,000 100.00 100
100
Public Finance Authority Revenue Bonds 09/18/25 100,000 98.57 99
99
Public Finance Authority Revenue Bonds 11/14/25 4,255,000 39.78 1,693
1,687
Public Finance Authority Revenue Bonds 01/30/26 1,075,000 100.00 1,075
1,086
Public Finance Authority Revenue Bonds 03/20/26 1,000,000 51.23 512
508
Public Finance Authority Revenue Bonds 04/23/26 625,000 100.25 627
628
Public Finance Authority Tax Allocation 03/27/24 1,150,000 97.42 1,120
1,153
Public Finance Authority Tax Allocation 03/27/24 625,000 97.76 611
629
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 2,235,000 90.30 2,018
2,090
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/21 12,285,000 94.92 11,387
12,137
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/12/21 4,050,000 93.59 3,812
3,832
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.73 1,544
1,611
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.72 1,813
1,867
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.68 1,834
1,722
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 400,000 103.41 414
414
Puerto Rico Electric Power Authority Revenue Bonds 11/12/25 2,000,000 67.43 1,349
1,375
Radiance Community Development District Special Assessment 08/29/25 225,000 99.33 223
229
Radiance Community Development District Special Assessment 08/29/25 175,000 99.44 174
181
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
544
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
876
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
394
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
75
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
66
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.56 100
97
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
201
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.36 149
154
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.33 60
62
Saltmeadows Community Development District Special Assessment 05/29/25 100,000 100.22 100
102
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.21 50
39
Savannah Georgia Convention Center Authority Revenue Bonds 09/11/25 800,000 97.53 780
816
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.30 99
100
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.24 309
250
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.76 112
72
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.51 226
218
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.72 101
99
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
102
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.66 174
175
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.78 198
197
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.87 124
104
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 100,000 100.00 100
102
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 600,000 100.00 600
607
Sierra Vista Industrial Development Authority Revenue Bonds 03/11/26 1,500,000 94.13 1,412
1,400
Solaeris Community Development District Special Assessment 06/25/25 200,000 100.00 200
203
Somerset Bay Community Development District Special Assessment 05/20/24 100,000 100.00 100
99
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.60 415
358
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.15 496
431
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.43 96
95
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/05/26 200,000 73.54 147
150
South Salt Lake Redevelopment Agency Tax Allocation 12/05/25 565,000 100.00 565
570
Southcentral Pennsylvania General Authority Revenue Bonds 08/17/18 1,765,000 106.69 1,883
1,780
Spring Valley Community Infrastructure District No. 1 Special Assessment 07/29/25 2,013,000 89.17 1,795
1,813
State of Hawaii Department of Budget and Finance Revenue Bonds 12/04/15 1,105,000 101.20 1,118
1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 10/10/23 3,850,000 100.00 3,850
3,933
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 100.36 251
247
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 98.60 246
243
State of Nevada Department of Business and Industry Revenue Bonds 11/28/25 880,000 85.00 748
506
State of Ohio Revenue Bonds 11/14/19 275,000 105.78 291
245

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
State of Ohio Revenue Bonds 12/05/19 610,000 100.69 614
600
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.89 1,692
1,872
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 101.99 382
396
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.94 99
106
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 88.00 1,095
871
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 99.01 99
97
Sugar Creek Public Improvement Authority Revenue Bonds 04/15/26 2,375,000 100.00 2,375
2,392
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
473
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
400
Tech Ridge Public Infrastructure District Special Assessment 11/05/25 1,500,000 103.75 1,556
1,533
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.34 983
956
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.37 99
101
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.32 99
93
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.49 99
99
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
741
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
80
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.15 99
85
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
803
Town of Providence Village Special Assessment 08/07/24 370,000 99.27 367
362
Town of Providence Village Special Assessment 02/19/25 76,000 100.00 76
76
Town of Providence Village Special Assessment 02/19/25 100,000 99.56 100
96
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.76 125
125
Town of Whitestown Indiana Tax Allocation Revenue Bonds 01/08/26 1,250,000 100.00 1,250
1,238
Towns at Woodsdale Community Development District Special Assessment 10/13/23 75,000 99.68 75
79
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
99
Travis County Development Authority Special Assessment 12/03/24 100,000 98.89 99
96
Travis County Development Authority Special Assessment 12/02/25 1,889,000 97.54 1,842
1,833
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.68 262
266
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 645,000 98.71 637
566
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 960,000 94.05 903
892
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 9,685,000 95.40 9,239
9,740
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.28 205
192
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
919
Union County Improvement Authority Revenue Bonds 02/22/24 93,457 100.00 93
21
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.54 513
502
University Beach Improvement District Special Assessment 02/06/26 110,000 100.00 110
114
University Beach Improvement District Special Assessment 02/06/26 240,000 97.10 233
244
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
328
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.21 194
174
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 96.04 288
249
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.56 453
288
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 101.99 908
750
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.16 1,451
1,051
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 400,000 102.61 410
385
Utah State Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
459
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 74.17 315
281
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.68 139
138
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.44 98
79
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.60 820
850
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 500,000 97.68 488
484
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
53
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.50 51
40
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.95 99
95
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
100
Verk Industrial Regional Public Infrastructure District Tax Allocation 07/18/25 2,000,000 100.00 2,000
2,110
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
202
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 875,000 90.43 791
701
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 275,000 98.34 270
250
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,332,000 100.00 1,332
1,332

See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
435
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
221
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.28 201
202
Village Community Development District No. 15 Special Assessment 11/05/25 2,000,000 100.37 2,007
1,988
Village of Lincolnwood Il Certificate of Participation 01/23/25 1,400,000 100.00 1,400
1,423
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
101
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 100.98 454
449
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.46 359
359
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,500,000 102.96 1,544
1,521
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.29 215
182
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.71 162
141
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.28 2,633
1,969
Washington State Housing Finance Commission Revenue Bonds 05/16/25 4,000,000 100.06 4,002
3,978
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,160,000 100.29 1,163
1,166
Washington State Housing Finance Commission Revenue Bonds 05/16/25 500,000 100.35 502
512
Washington State Housing Finance Commission Revenue Bonds 06/18/25 150,000 99.42 149
152
Washington State Housing Finance Commission Revenue Bonds 11/13/25 1,800,000 102.03 1,836
1,828
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
147
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
152
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
469
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.45 100
100
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
97
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.26 496
525
West Port East Community Development District Special Assessment 06/13/25 100,000 99.18 99
102
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.37 358
360
Westchester County Local Development Corp. Revenue Bonds 02/20/26 1,100,000 99.00 1,089
1,117
Westchester County Local Development Corp. Revenue Bonds 02/20/26 275,000 99.28 273
280
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 99.03 114
107
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
96
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.86 100
95
Westview South Community Development District Special Assessment 07/31/25 250,000 100.00 250
259
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
118
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
223
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.73 937
956
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
448
Wisconsin Health and Educational Facilities Authority Revenue Bonds 04/22/26 500,000 100.00 500
498
Wood Ranch Public Infrastructure District Special Assessment 04/24/26 1,475,000 100.00 1,475
1,487
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
206
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
101
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
97
Wyandotte County City Unified Government Revenue Bonds 04/03/23 4,485,000 50.22 2,273
2,642
Wyandotte County City Unified Government Tax Allocation 10/24/25 1,000,000 97.52 975 999
560,735
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 300 USD 33,853 06/26
1,363
United States Treasury Ultra Bond Futures 80 USD 9,203 06/26 118
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,481
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 70,871 $ — $ — $ 70,871
Alaska — 1,967 — — 1,967
Arizona — 54,985 — — 54,985
Arkansas — 15,405 — — 15,405
California — 158,066 — — 158,066
Colorado — 96,981 — — 96,981
Connecticut — 19,745 — — 19,745
Delaware — 2,695 — — 2,695
District of Columbia — 22,609 — — 22,609
Florida — 240,695 1,484 — 242,179
Georgia — 50,958 — — 50,958
Guam — 10,963 — — 10,963
Hawaii — 9,138 — — 9,138
Idaho — 5,963 — — 5,963
Illinois — 168,229 — — 168,229
Indiana — 25,458 — — 25,458
Iowa — 19,997 — — 19,997
Kansas — 8,530 — — 8,530
Kentucky — 12,248 — — 12,248
Louisiana — 17,842 — — 17,842
Maine — 1,360 — — 1,360
Maryland — 36,740 — — 36,740
Massachusetts — 24,669 — — 24,669
Michigan — 38,417 — — 38,417
Minnesota — 19,455 — — 19,455
Mississippi — 4,565 — — 4,565
Missouri — 29,170 — — 29,170
Montana — 4,262 — — 4,262
Nevada — 7,586 — — 7,586
New Hampshire — 25,330 — — 25,330
New Jersey — 78,156 — — 78,156
New Mexico — 1,444 — — 1,444
New York — 209,182 — — 209,182
North Carolina — 22,832 — — 22,832

See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
North Dakota — 6,220 — — 6,220
Ohio — 104,184 — — 104,184
Oklahoma — 15,380 — — 15,380
Oregon — 7,081 — — 7,081
Pennsylvania — 97,699 — — 97,699
Puerto Rico — 179,418 — — 179,418
Rhode Island — 5,295 — — 5,295
South Carolina — 17,769 — — 17,769
South Dakota — 1,340 — — 1,340
Tennessee — 7,029 — — 7,029
Texas — 179,926 — — 179,926
Utah — 47,041 — — 47,041
Vermont — 3,153 — — 3,153
Virgin Islands — 15,261 — — 15,261
Virginia — 24,471 — — 24,471
Washington — 38,186 — — 38,186
West Virginia — 8,480 — — 8,480
Wisconsin — 95,306 — — 95,306
Wyoming — 949 — — 949
Short-Term Investments — — — 55,179 55,179
Total Investments
— 2,370,701 1,484 55,179 2,427,364
Other Financial Instruments
Assets
Futures Contracts 1,481 — — — 1,481
Total Other Financial Instruments
*
$ 1,481 $ — $ — $ — $ 1,481
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,481
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,083)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 2,637
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,482,352
Investments, at fair value(>) ........................................................................................................................................................
2,427,364
Cash .............................................................................................................................................................................................. 261
Receivables:
Dividends and interest ...................................................................................................................................................... 38,440
Dividends from affiliated funds ....................................................................................................................................... 143
Investments sold ............................................................................................................................................................... 630
Fund shares sold ............................................................................................................................................................... 4,758
From broker(a) ................................................................................................................................................................. 335
Variation margin on futures contracts .............................................................................................................................. 1,482
Prepaid expenses .......................................................................................................................................................................... 13
Total assets ...............................................................................................................................................................
2,473,426
Liabilities
Payables:
Due to broker(b) ............................................................................................................................................................... 300
Investments purchased ..................................................................................................................................................... 2,533
Fund shares redeemed ...................................................................................................................................................... 987
Accrued fees to affiliates .................................................................................................................................................. 1,112
Other accrued expenses .................................................................................................................................................... 42
Total liabilities ...........................................................................................................................................................
4,974
Net Assets ...............................................................................................................................................................
$ 2,468,452
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (168,946)
Shares of beneficial interest .........................................................................................................................................................
2,546
Additional paid-in capital ............................................................................................................................................................
2,634,852
Net Assets ...............................................................................................................................................................
$ 2,468,452
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 55,179
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 335
(b)     Due to Broker for Futures .................................................................................................................................................. $ 300
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.69
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 10.07
Class A — Net assets ........................................................................................................................................................... $ 20,763,764
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,141,967
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.65
Class C — Net assets ........................................................................................................................................................... $ 6,550,814
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 678,571
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.69
Class M — Net assets .......................................................................................................................................................... $ 727,814,802
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 75,108,113
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.70
Class S — Net assets ............................................................................................................................................................ $ 1,713,322,565
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 176,689,288
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 59,649
Dividend distributions from affiliated funds .................................................................................................................... 1,109
Total investment income .............................................................................................................................................................
60,758
Expenses
Advisory fees ................................................................................................................................................................... 5,632
Administrative fees .......................................................................................................................................................... 565
Custodian fees .................................................................................................................................................................. 74
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 19
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 688
Transfer agent fees - Class S ............................................................................................................................................ 1,683
Professional fees .............................................................................................................................................................. 179
Registration fees ............................................................................................................................................................... 72
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 59
Printing fees ..................................................................................................................................................................... 74
Miscellaneous .................................................................................................................................................................. 44
Expenses before reductions .............................................................................................................................................. 9,150
Expense reductions .......................................................................................................................................................... (2,034)
Net expenses ................................................................................................................................................................................
7,116
Net investment income (loss) .......................................................................................................................................................
53,642
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,454)
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. (1,083)
Net realized gain (loss) ................................................................................................................................................................
(4,546)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (9,262)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 2,637
Net change in unrealized appreciation (depreciation) ................................................................................................................. (6,628)
Net realized and unrealized gain (loss) ........................................................................................................................................ (11,174)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 42,468

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 53,642 $ 95,267
Net realized gain (loss) ................................................................................................................ (4,546) (13,691)
Net change in unrealized appreciation (depreciation) ................................................................. (6,628) (23,498)
Net increase (decrease) in net assets from operations ....................................................................... 42,468 58,078
Distributions
To shareholders
Class A ..................................................................................................................................... (391) (608)
Class C ..................................................................................................................................... (117) (231)
Class M .................................................................................................................................... (16,086) (26,010)
Class S ...................................................................................................................................... (38,877) (71,977)
Net decrease in net assets from distributions ..................................................................................... (55,471) (98,826)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 133,687 313,872
Total Net Increase (Decrease) in Net Assets ...................................................................
120,684 273,124
Net Assets
Beginning of period ........................................................................................................................... 2,347,768 2,074,644
End of period ......................................................................................................................................
$ 2,468,452 $ 2,347,768

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 750 $ 7,270 974 $ 9,327
Proceeds from reinvestment of distributions 40 391 63 607
Payments for shares redeemed (180) (1,742) (809) (7,805)
Net increase (decrease)
610 5,919 228 2,129
Class C
Proceeds from shares sold 127 1,228 158 1,540
Proceeds from reinvestment of distributions 12 117 24 231
Payments for shares redeemed (92) (895) (249) (2,404)
Net increase (decrease)
47 450 (67) (633)
Class M
Proceeds from shares sold 20,360 197,717 16,151 156,930
Proceeds from reinvestment of distributions 1,661 16,077 2,670 25,915
Payments for shares redeemed (7,154) (69,321) (21,515) (211,690)
Net increase (decrease)
14,867 144,473 (2,694) (28,845)
Class S
Proceeds from shares sold 22,970 223,178 62,463 608,711
Proceeds from reinvestment of distributions 4,011 38,853 7,406 71,897
Payments for shares redeemed (28,775) (279,186) (35,017) (339,387)
Net increase (decrease)
(1,794) (17,155) 34,852 341,221
Total increase (decrease)
13,730 $ 133,687 32,319 $ 313,872

See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.74 9.94 8.95 9.08 11.26 10.69
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.20 .39 .39 .36 .29 .29
$ Net Realized and Unrealized Gain (Loss) (.05) (.17) .98 (.11) (2.15) .61
$ Total from Investment Operations .15 .22 1.37 .25 (1.86) .90
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.20) (.42) (.38) (.38) (.32) (.33)
$ Total Distributions (.20) (.42) (.38) (.38) (.32) (.33)
$ Net Asset Value, End of Period 9.69 9.74 9.94 8.95 9.08 11.26
% Total Return
(±)(ǿ)
1.60 2.26 15.51 2.52 (16.83) 8.45
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 20,764 14,916 12,961 9,631 12,202 21,752
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.01 1.01 1.03 1.04 1.04 1.05
% Expenses, Net
(Ƃ)(ɯ)
.89 .89 .90 .89 .89 .89
% Net Investment Income
(Ƃ)(ɯ)
4.19 4.08 3.92 3.77 2.73 2.57
% Portfolio Turnover Rate
(ǿ)
26 22 16 35 43 14
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.71 9.91 8.92 9.05 11.24 10.67
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.16 .32 .31 .29 .22 .20
$ Net Realized and Unrealized Gain (Loss) (.04) (.18) .99 (.11) (2.17) .62
$ Total from Investment Operations .12 .14 1.30 .18 (1.95) .82
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.18) (.34) (.31) (.31) (.24) (.25)
$ Total Distributions (.18) (.34) (.31) (.31) (.24) (.25)
$ Net Asset Value, End of Period 9.65 9.71 9.91 8.92 9.05 11.24
% Total Return
(ǿ)
1.23 1.49 14.73 1.77 (17.56) 7.69
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 6,551 6,134 6,927 5,214 5,652 6,804
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.76 1.76 1.78 1.79 1.79 1.80
% Expenses, Net
(Ƃ)(ɯ)
1.64 1.64 1.65 1.64 1.64 1.64
% Net Investment Income
(Ƃ)(ɯ)
3.43 3.31 3.17 3.03 2.08 1.81
% Portfolio Turnover Rate
(ǿ)
26 22 16 35 43 14

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.74 9.94 8.95 9.08 11.27 10.70
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .43 .42 .40 .33 .33
$ Net Realized and Unrealized Gain (Loss) (.04) (.18) .99 (.12) (2.16) .60
$ Total from Investment Operations .18 .25 1.41 .28 (1.83) .93
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.23) (.45) (.42) (.41) (.36) (.36)
$ Total Distributions (.23) (.45) (.42) (.41) (.36) (.36)
$ Net Asset Value, End of Period 9.69 9.74 9.94 8.95 9.08 11.27
% Total Return
(ǿ)
1.83 2.61 15.90 2.88 (16.59) 8.81
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 727,815 586,872 625,790 464,352 468,687 472,832
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.76 .76 .78 .79 .79 .80
% Expenses, Net
(Ƃ)(ɯ)
.54 .54 .55 .54 .54 .54
% Net Investment Income
(Ƃ)(ɯ)
4.54 4.42 4.27 4.13 3.20 2.92
% Portfolio Turnover Rate
(ǿ)
26 22 16 35 43 14
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.75 9.95 8.95 9.08 11.28 10.70
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.21 .42 .41 .39 .32 .32
$ Net Realized and Unrealized Gain (Loss) (.04) (.18) 1.00 (.12) (2.17) .61
$ Total from Investment Operations .17 .24 1.41 .27 (1.85) .93
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.22) (.44) (.41) (.40) (.35) (.35)
$ Total Distributions (.22) (.44) (.41) (.40) (.35) (.35)
$ Net Asset Value, End of Period 9.70 9.75 9.95 8.95 9.08 11.28
% Total Return
(ǿ)
1.80 2.54 15.94 2.81 (16.73) 8.80
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,713,322 1,739,846 1,428,966 1,105,815 1,037,125 1,104,233
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.76 .76 .78 .79 .79 .79
% Expenses, Net
(Ƃ)(ɯ)
.61 .61 .62 .61 .61 .63
% Net Investment Income
(Ƃ)(ɯ)
4.46 4.35 4.20 4.07 3.12 2.84
% Portfolio Turnover Rate
(ǿ)
26 22 16 35 43 14

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 704,325
Administrative fees 94,383
Distribution fees 8,255
Shareholder servicing fees 1,360
Transfer agent fees 301,227
Trustees' fees 2,831
$ 1,112,381
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 185,096 $ 578,285 $ 708,190 $ (9) $ (3) $ 55,179 $ 1,109 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,498,766,054 $ 79,354,445 $ (149,275,323) $ (69,920,878)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 521
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.1%
Alabama - 4.8%
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/29 520
Alabama Housing Finance Authority Revenue Bonds 2,945 5.750 10/01/55 3,190
Alabama Housing Finance Authority Revenue Bonds 12,125 5.750 04/01/56 13,195
Alabama State University Revenue Bonds 850 5.250 09/01/40 949
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,915 4.300 03/01/56 1,882
Baptist Health (The) of Health Care Authority Revenue Bonds 1,000 5.000 11/15/35 1,060
Baptist Health (The) of Health Care Authority Revenue Bonds 450 5.000 11/15/36 475
Baptist Health (The) of Health Care Authority Revenue Bonds 745 5.000 11/15/37 784
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,603
Black Belt Energy Gas District Revenue Bonds 9,000 5.000 07/01/33 9,425
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,694
Black Belt Energy Gas District Revenue Bonds 9,000 5.000 12/01/34 9,537
Black Belt Energy Gas District Revenue Bonds 8,555 5.000 10/01/35 8,609
Black Belt Energy Gas District Revenue Bonds 7,500 5.000 12/01/35 7,941
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,135 3.440 10/01/52 2,123
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,787
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 24,865 3.740 04/01/53 24,234
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 715
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,191
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,368
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,000 5.000 03/01/55 7,439
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,900 5.250 05/01/55 3,008
City of Mobile Alabama Industrial Development Board Revenue Bonds (~)(ae)(Ê) 5,500 3.375 06/01/34 5,552
City of Mobile Alabama Industrial Development Board Revenue Bonds (~)(ae)(Ê) 725 2.750 07/15/34 717
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 537
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 625
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,078
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,807
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 252
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,053
Energy Southeast A Cooperative District Revenue Bonds 27,515 5.000 09/01/33 28,220
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,000 5.500 11/01/53 1,064
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 855 5.750 04/01/54 928
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 07/01/54 10,592
Homewood Educational Building Authority Revenue Bonds 2,150 5.500 10/01/49 2,212
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,365 5.125 08/01/44 3,568
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 700 5.250 08/01/49 727
Limestone County Water and Sewer Authority Revenue Bonds 375 5.000 12/01/41 409
Lower Alabama Gas District (The) Revenue Bonds 5,855 5.000 09/01/46 5,999
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 1,180 3.450 07/15/32 1,180
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 701
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 127
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 332
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 959
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,007
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 08/01/54 4,314
Southeast Energy Authority, A Cooperative District Revenue Bonds 13,500 5.000 10/01/30 14,433
Southeast Energy Authority, A Cooperative District Revenue Bonds 10,000 5.000 11/01/35 10,376
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,745
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 863
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 14,110 5.250 03/01/55 14,558
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 05/01/55 27,307
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 31,930 5.000 10/01/55 33,787

See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 3,160 5.000 01/01/56 3,237
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,200 5.250 05/01/44 1,207
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,825
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,751
317,778
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 465 5.000 06/01/33 496
City of Valdez Revenue Bonds (~)(Ê) 3,780 3.450 12/01/33 3,780
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 597
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 916
5,789
Arizona - 2.1%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 14,830 3.310 01/01/37 14,778
Arizona Industrial Development Authority Revenue Bonds 85 2.650 07/01/26 85
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 338
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,231
Arizona Industrial Development Authority Revenue Bonds (Þ) 185 3.000 12/15/31 174
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 251
Arizona Industrial Development Authority Revenue Bonds 1,500 4.700 10/01/40 1,531
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/42 13,187
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,316
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,890
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 227
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 02/01/58 1,508
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 831
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,661
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 6,000 4.000 06/01/49 6,043
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,590 5.000 09/01/52 1,610
City of Buckeye Revenue Bonds General Obligation Unlimited 1,100 5.000 07/01/42 1,216
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,565
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,750 5.000 07/01/39 3,063
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,316
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,250 5.000 07/01/41 1,386
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,150 5.000 07/01/42 1,265
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/43 1,909
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 281
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 1,001
County of Pima Industrial Development Authority (The) Revenue Bonds (Þ) 500 6.750 11/15/42 538
Entertainment Center Community Facilities District Revenue Bonds 2,609 4.000 07/01/37 2,628
Glendale Industrial Development Authority Revenue Bonds 1,000 5.000 05/15/43 1,074
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 47
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 3,470 6.250 03/01/55 3,850
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 4,060 5.750 03/01/56 4,461
Maricopa County Elementary School District No. 8 Osborn General Obligation
Unlimited (µ) 400 5.000 07/01/26 401
Maricopa County Industrial Development Authority Revenue Bonds 1,400 5.000 01/01/31 1,502
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,052
Maricopa County Industrial Development Authority Revenue Bonds 1,500 5.000 01/01/34 1,677
Maricopa County Industrial Development Authority Revenue Bonds 3,640 4.000 07/01/34 3,590
Maricopa County Industrial Development Authority Revenue Bonds 1,650 5.000 01/01/38 1,851
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 590
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 365 4.000 07/01/41 318
Maricopa County Industrial Development Authority Revenue Bonds (~)(µ)(Ê) 15,310 3.450 12/01/48 15,310
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 01/01/38 5,084
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,930

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 523
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 814
Navajo County Unified School District No. 27 Kayenta Revenue Bonds 1,000 5.000 07/01/30 1,039
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,104
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 128
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 220
Salt Verde Financial Corp. Revenue Bonds 12,620 5.000 12/01/37 13,260
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 299
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,485 5.500 01/01/56 2,700
136,130
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 190
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 227
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 42
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 184
Arkansas Development Finance Authority Revenue Bonds 3,020 4.000 07/01/40 2,967
Arkansas Development Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 13,090 4.000 09/01/46 13,032
Arkansas Development Finance Authority Revenue Bonds 1,060 5.500 01/01/56 1,151
Batesville Public Facilities Board Revenue Bonds 625 5.000 06/01/26 626
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 565
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 502
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,075
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 3,023
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,304
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,853
28,741
California - 6.9%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 125
Allan Hancock Joint Community College District General Obligation Unlimited 2,800 5.400 08/01/42 2,526
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,750 3.920 04/01/56 1,745
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,200 4.030 04/01/56 1,180
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 934
California Community Choice Financing Authority Revenue Bonds 7,660 5.000 03/01/36 7,976
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 11,590 3.540 02/01/52 11,039
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 02/01/52 1,262
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 15,320 5.250 01/01/54 16,166
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 290
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 650 5.000 02/01/55 686
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 5,745 5.000 08/01/55 5,980
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 13,810 5.000 11/01/55 14,124
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 03/01/56 2,138
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 28,630 3.902 04/01/56 28,628
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 6,580 5.000 04/01/56 7,022
California County Tobacco Securitization Agency Revenue Bonds 50 5.000 06/01/49 49
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 464
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,239
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 2,991
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,290
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,376
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 12/01/28 5,242
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 605
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/36 1,485

See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/39 1,028
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,201
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 241
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,550
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,193
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,620
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 805
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 05/01/54 334
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,300 2.950 02/01/56 4,296
California Infrastructure and Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,533
California Infrastructure and Economic Development Bank Revenue Bonds 920 4.000 05/01/39 927
California Infrastructure and Economic Development Bank Revenue Bonds 295 4.000 05/01/40 296
California Infrastructure and Economic Development Bank Revenue Bonds 3,645 5.000 07/01/41 3,839
California Infrastructure and Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,880
California Infrastructure and Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,451
California Infrastructure and Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,026
California Infrastructure and Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,514
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,595
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,256
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 103
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/28 1,157
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 157
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 591
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,465
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 822
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 104
California Municipal Finance Authority Revenue Bonds (Þ) 405 5.125 11/01/40 413
California Municipal Finance Authority Revenue Bonds (~)(Ê) 2,490 4.327 11/20/40 2,468
California Municipal Finance Authority Revenue Bonds (~)(Ê) 12,866 3.536 02/20/41 11,992
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 229
California Municipal Finance Authority Revenue Bonds 1,499 4.050 07/20/41 1,473
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 832
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,479
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 3,750 2.500 03/01/46 3,695
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 561
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 06/01/56 912
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,200 3.150 08/01/59 1,200
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 333
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 417
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 101
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 783
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 433
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,001
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 241
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 86
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 224
California State University Revenue Bonds 6,350 5.000 11/01/41 6,351
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,070 3.500 11/01/27 1,070
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,239
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 278
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 716
California Statewide Communities Development Authority Revenue Bonds (Þ) 775 5.000 12/01/36 775
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 375
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 04/01/38 2,493

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 525
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 225
California Statewide Communities Development Authority Revenue Bonds 2,500 5.000 12/01/41 2,756
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 571
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,728
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 305
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 308
California Statewide Communities Development Authority Special Assessment 395 4.750 09/02/33 400
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,028
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 861
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 723
City and County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,500
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 392
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 384
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 244
City of Beaumont Special Tax 600 5.000 09/01/43 629
City of Beaumont Special Tax 650 5.000 09/01/44 671
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 500
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 497
City of Calimesa Special Tax 185 4.000 09/01/33 188
City of Fillmore Special Tax 920 5.000 09/01/38 989
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,153
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,246
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 10,835
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 5,076
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,493
City of Rocklin Special Tax (µ) 490 4.000 09/01/43 490
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 251
City of Roseville Special Tax 470 4.500 09/01/33 489
City of Roseville Special Tax 30 4.000 09/01/34 29
City of Roseville Special Tax 2,250 5.000 09/01/35 2,279
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 99
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 668
City of Roseville Special Tax 1,500 6.000 09/01/53 1,609
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,252
Corona Community Facilities District Special Tax 100 5.000 09/01/30 105
Corona Community Facilities District Special Tax 100 5.000 09/01/31 106
Corona Community Facilities District Special Tax 180 5.250 09/01/33 193
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 103
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 292
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 529
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 630
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 402
Dublin Community Facilities District No. 2015-1 Special Tax 2,385 5.000 09/01/37 2,409
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 9,977
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 322
El Centro Elementary School District General Obligation Unlimited 965 5.000 06/15/30 1,056

See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
El Monte City School District General Obligation Unlimited (µ) 290 5.000 08/01/40 326
El Monte City School District General Obligation Unlimited (µ) 235 5.000 08/01/42 261
El Monte City School District General Obligation Unlimited (µ) 265 5.000 08/01/44 289
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,082
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,947
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,001
Irvine Facilities Financing Authority Revenue Bonds 1,000 5.250 05/01/48 1,000
Irvine Unified School District Special Tax 800 4.000 09/01/39 805
Lake Tahoe Unified School District General Obligation Unlimited (µ) 1,710 6.375 08/01/45 1,526
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 630
Los Angeles Department of Water and Power Revenue Bonds 3,160 5.000 07/01/27 3,237
Los Angeles Department of Water and Power Revenue Bonds 2,075 5.000 07/01/28 2,143
Los Angeles Department of Water and Power Revenue Bonds 5,020 5.000 07/01/30 5,379
Los Angeles Department of Water and Power Revenue Bonds 965 5.000 07/01/31 994
Los Angeles Department of Water and Power Revenue Bonds 1,000 5.000 07/01/32 1,108
Los Angeles Department of Water and Power Revenue Bonds 9,085 5.000 07/01/33 10,170
Los Angeles Department of Water and Power Revenue Bonds 2,510 5.000 07/01/34 2,809
Los Angeles Department of Water and Power Revenue Bonds 1,500 5.000 07/01/35 1,690
Los Angeles Department of Water and Power Revenue Bonds 2,470 5.000 07/01/36 2,698
Los Angeles Department of Water and Power Revenue Bonds 5,155 5.000 07/01/37 5,646
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/37 1,118
Los Angeles Department of Water and Power Revenue Bonds 1,035 5.000 07/01/38 1,112
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/39 1,099
Los Angeles Department of Water and Power Revenue Bonds 2,210 5.000 07/01/39 2,335
Los Angeles Department of Water and Power Revenue Bonds 380 5.000 07/01/41 400
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,250 5.000 07/01/41 1,359
Los Angeles Department of Water and Power Revenue Bonds 4,830 5.000 07/01/42 5,230
Los Angeles Department of Water and Power Revenue Bonds 3,615 5.000 07/01/43 3,907
Los Angeles Department of Water and Power Revenue Bonds 5,265 5.000 07/01/44 5,647
Los Angeles Department of Water and Power Revenue Bonds (µ) 2,250 5.250 07/01/44 2,441
Los Angeles Department of Water and Power Revenue Bonds 3,750 5.000 07/01/45 3,972
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.250 07/01/46 1,068
Los Angeles Department of Water and Power Revenue Bonds 220 5.000 07/01/52 224
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,395
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 459
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 510
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 449
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 534
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 639
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,245
Menifee Union School District Special Tax 150 5.000 09/01/42 157
Modesto Irrigation District Revenue Bonds (~)(µ)(Ê) 6,655 3.262 09/01/37 6,652
Northern California Tobacco Securitization Authority Revenue Bonds 70 4.000 06/01/49 69
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 812
Oxnard School District General Obligation Unlimited 500
Zero
coupon 02/01/31 430
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 190
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,233
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 680
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 241
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 570

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 527
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
River Islands Public Financing Authority Special Tax 130 4.000 09/01/41 116
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 5.000 10/01/28 495
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 5.000 10/01/37 1,017
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 251
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 269
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,813
Roseville Joint Union High School District General Obligation Unlimited 1,520
Zero
coupon 08/01/35 1,050
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 1,740 3.182 06/01/34 1,740
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950
Zero
coupon 07/01/34 2,105
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885
Zero
coupon 07/01/36 1,208
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180
Zero
coupon 07/01/37 1,936
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 94
San Diego Unified School District General Obligation Unlimited 1,000
Zero
coupon 07/01/41 1,086
San Francisco City and County Airport Commission International Airport Revenue
Bonds 3,500 5.250 05/01/41 3,834
San Francisco City and County Airport Commission International Airport Revenue
Bonds 5,000 5.000 05/01/43 5,462
San Francisco City and County Airport Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,219
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 281
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 336
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 103
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 815 5.250 01/15/49 817
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 01/01/56 2,414
San Mateo Union High School District General Obligation Unlimited 1,750 5.000 09/01/28 1,853
San Mateo Union High School District General Obligation Unlimited 2,300 5.000 09/01/29 2,494
San Mateo Union High School District General Obligation Unlimited 2,250 5.000 09/01/33 2,617
San Mateo Union High School District General Obligation Unlimited 1,000 5.000 09/01/36 1,192
San Mateo Union High School District General Obligation Unlimited 1,000 5.000 09/01/38 1,177
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,177
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,411
Southern California Logistics Airport Authority Tax Allocation (µ) 250 5.000 12/01/39 284
Southern California Public Power Authority Revenue Bonds (~)(Ê) 2,075 4.099 11/01/38 1,994
Southern California Public Power Authority Revenue Bonds (µ) 2,000 5.000 07/01/39 2,213
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,761
Southern California Public Power Authority Revenue Bonds (µ) 1,730 5.250 07/01/45 1,867
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 6,740 5.000 07/01/53 7,059
Southern California Tobacco Securitization Authority Revenue Bonds 130 5.000 06/01/28 135
State of California General Obligation Unlimited 270 5.000 04/01/49 278
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 60
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 57
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 65
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 64
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 67
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 132

See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 107
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 126
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 820
Stockton Community Facilities District Special Tax 1,050 5.000 09/01/49 1,038
Town of Tiburon Special Assessment 65 2.375 09/02/41 46
Town of Tiburon Special Assessment 130 2.500 09/02/46 81
Transbay Joint Powers Authority Tax Allocation 890 5.000 10/01/36 946
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 127
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 391
University of California Revenue Bonds 7,065 5.000 05/15/40 7,888
University of California Revenue Bonds (ae) 2,650 5.000 05/15/41 2,652
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 909
454,669
Colorado - 2.7%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,183
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,031
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,262
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,048
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 785
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,746
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 341
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 283
City and County of Denver Airport System Revenue Bonds 5,570 5.000 12/01/35 5,742
City and County of Denver Airport System Revenue Bonds 1,610 5.000 11/15/39 1,714
City and County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 982
City and County of Denver Airport System Revenue Bonds 5,000 5.500 11/15/40 5,485
City and County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,321
City and County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,284
City and County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,586
City of Boulder Water and Sewer Revenue Bonds 4,250 4.000 12/01/42 4,249
City of Colorado Springs Utilities System Revenue Bonds 2,500 5.000 11/15/40 2,821
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,138
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 872
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,145 5.000 12/01/43 1,227
Colorado Educational and Cultural Facilities Authority Revenue Bonds 855 5.000 08/15/30 856
Colorado Educational and Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational and Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 95
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational and Cultural Facilities Authority Revenue Bonds 325 4.000 10/01/46 267
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 263
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,376
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,065
Colorado Health Facilities Authority Revenue Bonds 500 5.000 01/01/34 550
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,567
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 890
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,014
Colorado Health Facilities Authority Revenue Bonds 85 5.000 08/01/38 87
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,200
Colorado Health Facilities Authority Revenue Bonds 400 5.000 05/15/39 414
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,032
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,085
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,428
Colorado Health Facilities Authority Revenue Bonds 8,050 4.000 01/01/40 7,931
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 934

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 529
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,155
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 757
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,370 5.000 11/15/59 3,647
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,775 5.000 11/15/60 1,913
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/43 455
Colorado Housing and Finance Authority Revenue Bonds 2,335 3.250 05/01/52 2,316
Colorado Housing and Finance Authority Revenue Bonds 1,500 6.250 05/01/55 1,680
Colorado Housing and Finance Authority Revenue Bonds 5,000 6.000 11/01/55 5,542
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,402
Colorado State Education Loan Program Revenue Notes 25,000 5.000 06/30/26 25,078
Denver City and County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/49 2,196
Denver Health and Hospital Authority Revenue Bonds 1,500 5.000 12/01/30 1,577
Denver Health and Hospital Authority Revenue Bonds 620 5.000 12/01/31 650
Denver Health and Hospital Authority Revenue Bonds 450 5.000 12/01/33 468
Denver Health and Hospital Authority Revenue Bonds 500 5.000 12/01/45 507
Denver Urban Renewal Authority Tax Allocation (Þ) 1,075 5.250 12/01/39 1,075
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,727
E-470 Public Highway Authority Revenue Bonds 880 5.000 09/01/28 929
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,427
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,285
E-470 Public Highway Authority Revenue Bonds (~)(ae)(Ê) 5,400 3.188 09/01/39 5,369
Eagle County Housing and Development Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.550 12/01/45 1,154
Elbert County Independence Water and Sanitation District Revenue Bonds 1,000 5.125 12/01/33 1,034
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,220 5.000 12/01/32 1,252
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 860
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,249
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,045
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 521
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,306
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,684
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,329
Hawkview Metropolitan District Special Assessment 650 5.625 12/01/45 644
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 1,021
Metro Water Recovery Revenue Bonds 1,175 5.000 04/01/45 1,282
Metropolitan State University of Denver Revenue Bonds 1,800 5.000 12/01/42 1,980
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 470
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,162
Parterre Metropolitan District No. 5 General Obligation Limited 880 5.125 12/01/35 919
Pitkin County School District No. 1 Aspen General Obligation Unlimited 675 5.500 12/01/45 771
Pitkin County School District No. 1 Aspen General Obligation Unlimited 800 5.500 12/01/46 903
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 2,500 5.000 12/15/41 2,504
Public Authority for Colorado Energy Revenue Bonds 655 6.250 11/15/28 686
Public Authority for Colorado Energy Revenue Bonds 1,000 6.500 11/15/38 1,183
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 515
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 314
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,293
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,618
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,093
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,119
Town of Castle Rock Certificate of Participation 750 5.000 12/01/39 837
Town of Castle Rock Certificate of Participation 775 5.000 12/01/40 859
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 306
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,789

See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 128
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 128
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 497
Village Metropolitan District(The) General Obligation Limited 4,085 5.000 12/01/49 3,806
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 995
178,438
Connecticut - 1.1%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 485
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 603
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 610
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 462
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 132
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 528
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 211
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 105
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,020
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 530
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 448
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,445 3.850 11/15/64 1,446
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,002
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 100
Connecticut State Health and Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 450
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 07/01/41 1,100
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 4,705 5.000 07/01/42 5,133
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 2,970 5.000 07/01/43 3,222
Connecticut State Health and Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 476
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/49 1,313
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 07/01/53 1,855
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 8,000 5.000 07/01/64 9,225
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 637
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/58 999
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,981
Stamford Housing Authority Revenue Bonds 2,000 4.250 10/01/30 2,014
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,234
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,087
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,295
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 361
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,507
State of Connecticut General Obligation Unlimited 395 5.000 06/15/29 413
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,994
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,782
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 858
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,320
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,932
University of Connecticut Revenue Bonds (µ) 600 5.000 04/15/29 625
72,495
Delaware - 0.7%
Delaware State Economic Development Authority Revenue Bonds 1,000 3.600 01/01/31 1,032
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 187
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 4.000 10/01/40 1,083
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 166
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 10/01/45 2,482

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 531
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 624
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,089
Delaware State Housing Authority Revenue Bonds 2,045 4.300 07/01/44 1,984
Delaware State Housing Authority Revenue Bonds 5,430 5.750 01/01/55 5,853
Delaware State Housing Authority Revenue Bonds 2,215 6.000 01/01/55 2,413
Delaware State Housing Authority Revenue Bonds 2,705 5.500 07/01/55 2,898
Delaware State Housing Authority Revenue Bonds 3,910 5.750 01/01/56 4,239
Delaware State Housing Authority Revenue Bonds 7,145 6.000 01/01/56 7,842
Delaware State Housing Authority Revenue Bonds 3,000 5.750 01/01/57 3,274
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,553
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,575
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,707
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 91
Town of Bridgeville Special Tax 2,355 4.000 07/01/30 2,356
Town of Bridgeville Special Tax (Þ) 1,940 5.250 07/01/44 1,951
45,499
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 455 5.250 01/01/48 483
District of Columbia General Obligation Unlimited 510 5.000 08/01/49 534
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 597
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/28 1,585
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/28 5,166
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/29 1,031
District of Columbia Housing Finance Agency Revenue Bonds 1,000 4.100 09/01/39 994
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,507
District of Columbia Income Tax Revenue Bonds 2,500 5.000 06/01/37 2,837
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 1,973
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,749
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 2,125
District of Columbia Income Tax Revenue Bonds 1,090 5.000 06/01/50 1,143
District of Columbia Income Tax Revenue Bonds 830 5.250 06/01/50 891
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,001
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,339
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,916
District of Columbia Revenue Bonds (~)(ae)(Ê) 1,525 5.000 04/01/60 1,684
District of Columbia Water and Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 422
District of Columbia Water and Sewer Authority Revenue Bonds (~)(Ê) 600 3.350 10/01/60 600
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,000 5.000 10/01/26 4,038
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,350 5.000 10/01/36 4,670
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,335 5.000 10/01/37 2,495
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,860 5.000 10/01/38 1,980
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 157
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 631
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 883
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,033
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,891
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,593
Washington Convention and Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,340
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds 2,500 5.000 07/15/49 2,591
58,879
Florida - 6.3%
Abbott Square Community Development District Special Assessment 85 4.500 06/15/27 86
Abbott Square Community Development District Special Assessment 500 5.000 05/01/35 523

See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 952
AH at Turnpike South Community Development District Special Assessment 35 2.350 05/01/26 35
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 180
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 412
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 227
Arbors Community Development District Special Assessment Revenue Bonds 90 4.500 05/01/30 91
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 133
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,250
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,287
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,338
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,373
Artisan Lakes East Community Development District Special Assessment (Þ) 50 2.300 05/01/26 50
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 70
Astonia Community Development District Special Assessment (Þ) 45 2.500 05/01/26 45
Astonia Community Development District Special Assessment 185 4.350 06/15/30 187
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 244
Astonia Community Development District Special Assessment 185 4.500 05/01/31 188
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 206
Ave Maria Stewardship Community District Special Assessment 345 2.875 05/01/27 343
Ave Maria Stewardship Community District Special Assessment 115 3.000 05/01/27 114
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,075
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 510
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,617
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,781
Avenir Community Development District Special Assessment 100 4.500 05/01/30 102
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 166
Babcock Ranch Community Independent Special District Special Assessment 35 2.375 05/01/26 35
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 243
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 863
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 49
Bauer Drive Community Development District Special Assessment 110 4.500 06/15/30 112
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 412
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 790
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 591
Berry Bay Community Development District Special Assessment Revenue Bonds 255 4.625 05/01/30 260
Black Creek Community Development District Special Assessment 500 5.125 06/15/32 527
Blackwell Community Development District Special Assessment 400 4.000 05/01/33 394
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 215
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 221
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 723
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 650
Bridgewalk Community Development District Special Assessment 70 2.500 06/15/27 69
Bridgewalk Community Development District Special Assessment 175 5.500 12/15/30 182
Buckhead
Trails
II Community Development District Special Assessment 750 5.500 05/01/46 748
Buena Lago Community Development District Special Assessment 405 4.700 05/01/31 415
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 260
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 244
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 215
Capital Projects Finance Authority Revenue Bonds (Þ) 225 6.250 06/15/45 225
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 117
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 87
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,000
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 471
Capital Trust Authority Revenue Bonds (Þ) 150 4.750 07/01/40 148

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 533
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Authority Revenue Bonds 1,370 4.750 12/01/42 1,387
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,494
Capital Trust Authority Revenue Bonds (Þ) 400 6.500 06/15/45 401
Capital Trust Authority Revenue Bonds (Þ) 150 5.000 07/01/45 146
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 545
Caymas Community Development District Special Assessment Revenue Bonds 260 4.450 05/01/31 264
Celebration Community Development District Special Assessment 25 2.250 05/01/26 25
Celebration Community Development District Special Assessment 115 2.750 05/01/31 111
Center Lake Ranch West Community Development District Special Assessment 380 5.000 05/01/30 391
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 253
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 858
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 120
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 120
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 130
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 649
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 522
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 439
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 982
Century Park Square Community Development District Special Assessment 400 5.450 05/01/46 404
Century Park Square Community Development District Special Assessment 425 5.800 05/01/56 427
CFM Community Development District Special Assessment Revenue Bonds 100 2.400 05/01/26 100
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 122
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 100
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 273
City of Cape Coral Water and Sewer Revenue Bonds 2,590 5.000 10/01/39 2,638
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 213
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 237
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 249
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 267
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,387
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 901
City of Fort Lauderdale Water and Sewer Revenue Bonds 2,440 4.000 03/01/38 2,456
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,028
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,757
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,341
City of Orlando Revenue Bonds (µ) 2,250 5.000 11/01/40 2,458
City of Orlando Revenue Bonds (µ) 1,955 5.250 11/01/41 2,171
City of Orlando Revenue Bonds (µ) 3,000 5.250 11/01/42 3,312
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/43 1,644
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/44 1,631
City of Orlando Revenue Bonds (µ) 2,500 5.250 11/01/45 2,692
City of Palmetto Revenue Bonds 115 4.250 06/01/27 115
City of Palmetto Revenue Bonds 400 5.000 06/01/32 417
City of Palmetto Revenue Bonds 300 5.125 06/01/42 304
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 651
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,418
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 896
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 2,380 3.650 05/01/28 2,391
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 3,000 4.000 05/01/33 3,076
Cobblestone Community Development District Special Assessment 160 3.400 05/01/27 160
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 234
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 459
Coddington Community Development District Special Assessment 120 4.200 05/01/27 121
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,503

See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Collier County Industrial Development Authority Revenue Bonds (µ) 1,400 5.000 10/01/40 1,509
Collier County Industrial Development Authority Revenue Bonds (µ) 450 5.000 10/01/42 481
Connerton East Community Development District Special Assessment 505 4.250 06/15/30 510
Copes Landing Community Development District Special Assessment 410 4.875 05/01/30 421
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 650
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 100
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 101
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 107
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 178
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 105
Corkscrew Crossing Community Development District Special Assessment 165 4.125 05/01/28 166
Corkscrew Farms Community Development District Special Assessment (Þ) 95 4.500 11/01/28 96
Country Greens Community Development District Special Assessment 230 4.000 05/01/34 230
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,825
County of Broward Airport System Revenue Bonds 1,045 5.000 10/01/36 1,062
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,515 3.450 11/01/33 1,515
County of Lee Airport Revenue Bonds 4,000 5.250 10/01/42 4,385
County of Lee Airport Revenue Bonds 1,500 5.250 10/01/43 1,631
County of Lee Airport Revenue Bonds (~)(ae)(Ê) 6,440 5.000 10/01/56 6,923
County of Miami-Dade Aviation Revenue Bonds 1,820 5.000 10/01/34 2,017
County of Miami-Dade Aviation Revenue Bonds 3,365 5.000 10/01/36 3,696
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,828
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,949
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,328
County of Okaloosa Revenue Bonds (Þ) 225 5.500 05/15/45 233
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 3,923
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,172
County of Pasco Florida Solid Waste Disposal and Resource Recovery System
Revenue Bonds 1,165 5.000 10/01/40 1,276
County of Pasco Florida Solid Waste Disposal and Resource Recovery System
Revenue Bonds 1,280 5.000 10/01/42 1,386
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 112
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 111
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 56
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 45
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,181
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 762
County of St. Johns Water and Sewer Revenue Bonds 3,000 5.000 06/01/52 3,137
Creek Preserve Community Development District Special Assessment (Þ) 425 4.250 11/01/30 430
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,250
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 174
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 736
Cross Creek North Community Development District Special Assessment 280 4.500 05/01/30 285
Crossings Community Development District Special Assessment 230 4.750 05/01/31 236
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,734
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 682
Curiosity Creek Community Development District Special Assessment (Þ) 400 4.250 05/01/30 393
Cypress Bay West Community Development District Special Assessment 105 4.625 05/01/30 107
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 708
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 373
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 652
Cypress Reserve Community Development District Special Assessment (Þ) 300 4.000 05/01/30 298
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 111
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 300

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 535
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 349
Deer Run Community Development District Special Assessment 955 5.400 05/01/39 994
Deerbrook Community Development District Special Assessment 255 4.375 05/01/30 258
Del Webb River Reserve Community Development District Special Assessment 200 4.750 05/01/35 206
DW Bayview Community Development District Special Assessment (Þ) 10 2.375 05/01/26 10
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 58
EA McKinnon Groves Community Development District Special Assessment 855 5.250 05/01/45 849
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 59
East 547 Community Development District Special Assessment 130 5.500 05/01/30 135
East Bonita Beach Road Community Development District Special Assessment (Þ) 235 4.375 11/01/29 238
East Nassau Stewardship District Special Assessment 100 2.400 05/01/26 100
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 220
Eden Hills Community Development District Special Assessment 25 3.250 05/01/27 25
Edgewater East Community Development District Special Assessment 10 2.500 05/01/26 10
Edgewater East Community Development District Special Assessment 60 3.000 05/01/27 60
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 98
Edgewater West Community Development District Special Assessment 900 4.500 05/01/31 917
Elevation Pointe Community Development District Special Assessment 175 3.900 05/01/27 176
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 252
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,108
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 786
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,143
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 357
Epperson North Community Development District Special Assessment 20 2.500 05/01/26 20
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 134
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 146
Epperson North Community Development District Special Assessment 345 3.100 11/01/31 335
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 378
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,048
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 370
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 560
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,033
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 164
Esplanade Lake Club Community Development District Special Assessment 245 4.750 05/01/35 252
Esplanade Lake Club Community Development District Special Assessment 100 4.000 11/01/40 90
Fish Lake Cover Community Development District Special Assessment 545 4.350 05/01/32 543
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 181
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 922
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 100
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 138
Florida Development Finance Corp. Revenue Bonds 165 4.000 07/01/31 165
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 939
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 770
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 810
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 154
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 101
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,274
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,339
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,809
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,809
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 869
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 126
Florida Development Finance Corp. Revenue Bonds (Þ) 520 5.125 06/01/40 520
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,025

See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,675 5.000 08/01/56 1,826
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 800 4.500 06/01/33 784
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 150 4.750 06/01/38 142
Florida Higher Educational Facilities Financing Authority Revenue Bonds 2,355 5.000 03/01/42 2,350
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,175 6.000 07/01/45 1,182
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 6,500 3.080 12/01/26 6,497
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/27 275
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 11/01/42 7,032
Florida Housing Finance Corp. Revenue Bonds 4,000 6.000 01/01/57 4,490
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,425 5.000 09/01/27 1,435
Florida Local Government Finance Commission Revenue Bonds (Þ) 625 5.750 07/01/44 640
Flow Way Community Development District Special Assessment 125 4.000 11/01/28 126
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,077
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 861
Fox Branch Ranch Community Development District Special Assessment 190 4.150 05/01/30 190
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 309
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 513
Gracewater Sarasota Community Development District Special Assessment 125 2.400 05/01/26 125
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 806
Grand Oaks Community Development District Special Assessment 40 2.625 11/01/26 40
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 785
Greater Orlando Aviation Authority Revenue Bonds 500 5.500 11/01/37 531
Greater Orlando Aviation Authority Revenue Bonds 6,205 4.000 10/01/44 5,849
Greater Orlando Aviation Authority Revenue Bonds 1,350 5.250 10/01/44 1,449
Greater Orlando Aviation Authority Revenue Bonds 5,710 5.250 10/01/45 6,075
Grove Resort Community Development District Special Assessment 60 2.950 05/01/27 60
Hacienda North Community Development District Special Assessment 900 5.500 05/01/33 953
Hammock Oaks Community Development District Special Assessment 145 4.875 05/01/30 149
Hammock Oaks Community Development District Special Assessment 270 5.000 05/01/31 277
Hammock Oaks Community Development District Special Assessment (Þ) 500 4.500 05/01/32 506
Harbor Bay Community Development District Special Assessment 775 3.300 05/01/29 768
Harmony West Community Development District Special Assessment (Þ) 345 4.750 05/01/29 352
Harmony West Community Development District Special Assessment 150 4.125 05/01/30 151
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 305
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 632
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 630
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 629
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 103
Highlands County Health Facilities Authority Revenue Bonds (~)(Ê) 7,155 3.400 11/15/60 7,155
Hillcrest Community Development District Special Assessment 190 4.000 11/01/28 191
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 293
Hills Minneola Community Development District Special Assessment 605 4.000 05/01/33 599
Hills of Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 139
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/42 710
Hillsborough County Industrial Development Authority Revenue Bonds 3,500 5.000 11/15/34 3,968
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 11,020
Hillsborough County Industrial Development Authority Revenue Bonds (~)(Ê) 1,700 3.300 11/15/54 1,700
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 333

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 537
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hunt Club Grove Community Development District Special Assessment 475 4.000 12/15/33 471
Hyde Park Community Development District No. 1 Special Assessment 180 3.250 05/01/27 179
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 494
Island Lakes Estate Special Assessment 200 4.875 12/15/28 204
Jacksonville Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 375 3.400 07/01/58 376
JEA Water and Sewer System Revenue Bonds 8,340 5.250 10/01/49 8,995
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,105
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 256
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 97
Kelly Park Community Development District Special Assessment 150 5.125 11/01/30 155
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 969
Kindred Community Development District II Special Assessment Revenue Bonds 65 2.200 05/01/26 65
Kindred Community Development District II Special Assessment Revenue Bonds 135 2.700 05/01/31 131
Kingman Gate Community Development District Special Assessment 40 2.500 06/15/26 40
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 245
Kings Creek I Community Development District Special Assessment 300 4.500 05/01/30 303
Kingston One Community Development District Special Assessment 1,585 4.250 05/01/30 1,588
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 694
Lake Emma Community Development District Special Assessment (Þ) 95 4.500 05/01/30 97
Lake Flores Community Development District Special Assessment 485 4.000 05/01/33 477
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 133
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 124
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 380
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 389
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 404
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 413
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,491
Lakewood Park Community Development District Special Assessment 145 4.750 05/01/30 148
Lakewood Ranch Stewardship District Special Assessment 155 2.125 05/01/26 155
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 540
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 547
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 306
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 99
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 251
Lakewood Ranch Stewardship District Special Assessment 400 2.700 05/01/31 387
Lakewood Ranch Stewardship District Special Assessment 535 4.500 05/01/31 545
Lakewood Ranch Stewardship District Special Assessment 365 4.625 05/01/31 373
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 531
Lakewood Ranch Stewardship District Special Assessment 580 5.250 05/01/44 586
Laurel Road Community Development District Special Assessment 75 2.600 05/01/26 75
Laurel Road Community Development District Special Assessment 270 3.125 05/01/31 261
Lee County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 12/01/42 1,005
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,562
Lee County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 5.000 04/01/65 1,847
Liberty Cove Community Development District Special Assessment 210 4.800 05/01/31 215
Longleaf Community Development District Special Assessment Revenue Bonds 235 4.375 05/01/31 239
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 858
LT Ranch Community Development District Special Assessment 70 5.200 05/01/27 71
LT Ranch Community Development District Special Assessment 770 4.650 05/01/31 788
LTC Ranch West Residential Community Development District Special Assessment 290 4.750 05/01/31 294
LTC Ranch West Residential Community Development District Special Assessment 125 4.850 05/01/31 127
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,016
Madeira Community Development District Special Assessment Revenue Bonds 1,505 5.000 05/01/35 1,607
Madeira Community Development District Special Assessment Revenue Bonds 570 5.000 05/01/39 623

See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mangrove Point and Mangrove Manor Community Development District Special
Assessment 125 3.800 05/01/27 125
McJunkin Parkland Community Development District Special Assessment (Þ) 365 4.750 11/01/29 372
Mckendree Pointe Community Development District Special Assessment 375 4.500 05/01/30 372
Meadow View at Twin Creeks Community Development District Special Assessment 275 2.400 05/01/26 275
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 200
Mediterranea Community Development District Special Assessment 180 4.250 05/01/29 181
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,133
Merrick Square Community Development District Special Assessment 150 4.500 05/01/30 153
Miami-Dade County Expressway Authority Revenue Bonds 2,000 5.000 07/01/40 2,002
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 592
Midtown Miami Community Development District Special Assessment 165 5.000 05/01/29 165
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,939
Mirabella Community Development District Special Assessment 728 5.000 05/01/44 745
Mitchell Ranch Community Development District Special Assessment 405 3.375 12/15/30 400
Naples Reserve Community Development District Special Assessment (Þ) 375 4.625 11/01/29 381
New Port Corners Community Development District Special Assessment (Þ) 230 4.000 06/15/30 229
Newfield Community Development District Special Assessment Revenue Bonds 770 4.400 05/01/30 775
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 100
North Dade Community Development District Special Assessment 99 3.500 05/01/28 98
North Dade Community Development District Special Assessment 327 3.750 05/01/31 326
North Dade Community Development District Special Assessment 824 4.000 05/01/38 797
North Miami Community Redevelopment Agency Revenue Bonds 270 5.000 03/01/28 280
North Miami Community Redevelopment Agency Revenue Bonds 280 5.000 03/01/34 312
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/40 447
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/42 442
Northridge Community Development District Special Assessment (Þ) 225 4.550 05/01/30 227
Orange Branch Community Development District Special Assessment (Þ) 725 5.300 05/01/46 725
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,178
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/46 535
Osceola County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.650 09/01/43 987
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 376
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,060
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 305
Palm Beach County Health Facilities Authority Revenue Bonds 115 4.000 06/01/26 115
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 630
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,064
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 222
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 2.900 02/01/30 1,580
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 206
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 757
Palmetto Ridge Community Development District Special Assessment 1,370 5.450 05/01/46 1,358
Park East Community Development District Special Assessment 80 2.400 11/01/26 79
Parker Pointe Community Development District Special Assessment 395 4.950 05/01/31 408
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 252
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 112
Parrish Plantation Community Development District Special Assessment 85 4.750 05/01/31 87
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 500
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 389
Peace Creek Community Development District Special Assessment 275 4.500 05/01/32 276

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 539
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pine Isle Community Development District Special Assessment (Þ) 65 2.375 12/15/26 65
Pine Isle Community Development District Special Assessment 85 4.500 06/15/30 86
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 98
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 534
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 815
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/42 365
Pinellas County Industrial Development Authority Revenue Bonds 300 5.000 07/01/39 303
Pioneer Ranch Community Development District Special Assessment 355 4.200 05/01/31 351
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 24
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 470 4.500 05/01/32 476
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 200
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 332
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,484
Prosperity Lakes Community Development District Special Assessment 170 5.150 12/15/30 176
Radiance Community Development District Special Assessment (Þ) 375 6.200 05/01/45 389
Ranches At Lake Mcleod Community Development District Special Assessment 130 4.625 06/15/30 132
Reflection Bay Community Development District Special Assessment 100 4.500 05/01/30 101
Reflection Bay Community Development District Special Assessment 100 5.000 05/01/35 104
Reunion East Community Development District Special Assessment 140 2.400 05/01/26 140
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 680
Reunion West Community Development District Special Assessment 50 2.600 05/01/27 50
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 395
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 385
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 380
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 408
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 390
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 521
River Hall Community Development District Special Assessment 151 2.500 05/01/29 145
River Hall Community Development District Special Assessment 190 5.375 05/01/30 197
River Hall Community Development District Special Assessment 159 2.500 05/01/31 149
River Hall Community Development District Special Assessment 750 3.000 05/01/31 711
River Hall Community Development District Special Assessment 509 3.000 05/01/34 468
River Hall Community Development District Special Assessment 750 3.000 05/01/36 641
River Hall Community Development District Special Assessment 685 3.000 05/01/38 594
River Landing Community Development District Special Assessment 625 4.200 05/01/32 626
River Landing Community Development District Special Assessment 850 4.125 05/01/40 786
Rivers Edge III Community Development District Special Assessment (Þ) 60 2.400 05/01/26 60
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 293
Riversong Community Development District Special Assessment (Þ) 370 4.000 05/01/30 368
Riverwalk Community Development District Special Assessment (Þ) 250 4.150 05/01/30 250
Riverwalk Community Development District Special Assessment 530 4.650 05/01/31 542
Rivington Community Development District Special Assessment Revenue Bonds 145 3.250 05/01/27 145
Rivington Community Development District Special Assessment Revenue Bonds 430 3.625 05/01/32 425
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 353
Rolling Hills Community Development District Special Assessment 535 3.650 05/01/32 514
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 419
Rye Crossing Community Development District Special Assessment 155 4.125 05/01/30 156
Rye Ranch Community Development District Special Assessment (Þ) 155 5.000 11/01/30 159
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 860
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 86
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 162
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 183
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 324
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 615

See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sandmine Road Community Development District Special Assessment 65 2.300 11/01/26 65
Sandmine Road Community Development District Special Assessment 65 5.000 11/01/29 67
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,476
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,104
Savanna Lakes Community Development District Special Assessment (Þ) 150 4.250 06/15/30 151
Savanna Lakes Community Development District Special Assessment 330 4.625 06/15/31 337
Sawgrass Village Community Development District Special Assessment 85 4.875 05/01/30 87
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 247
Sawyers Landing Community Development District Special Assessment 200 3.250 05/01/26 200
Scenic Terrace South Community Development District Special Assessment 30 3.750 05/01/27 30
Scenic Terrace South Community Development District Special Assessment 165 5.750 11/01/30 173
Seaton Creek Reserve Community Development District Special Assessment (Þ) 190 4.625 06/15/30 193
Sebastian Isles Community Development District Special Assessment 250 4.250 05/01/31 248
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 696
Sedona Point Community Development District Special Assessment 220 4.125 06/15/30 222
Seminole Improvement District Revenue Bonds 240 4.400 10/01/27 241
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 357
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 504
Seminole Palms Community Development District Special Assessment 200 4.750 05/01/30 205
Seminole Palms Community Development District Special Assessment (Þ) 665 4.450 05/01/31 677
Sherwood Manor Community Development District Special Assessment (Þ) 385 4.625 11/01/29 391
Shingle Creek at Bronson Community Development District Special Assessment 50 2.500 06/15/26 50
Siena North Community Development District Special Assessment 55 2.875 06/15/27 55
Silver Oaks Community Development District Special Assessment 260 4.700 05/01/31 266
Silver Palms West Community Development District Special Assessment 170 2.600 06/15/27 169
Silverlake Community Development District Special Assessment 150 4.500 05/01/30 152
Six Mile Creek Community Development District Special Assessment 425 4.750 05/01/30 435
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 253
Somerset Bay Community Development District Special Assessment (Þ) 325 4.850 05/01/31 330
Somerset Community Development District Special Assessment 600 4.000 05/01/26 600
Somerset Community Development District Special Assessment 625 4.000 05/01/27 622
Somerset Community Development District Special Assessment 460 4.000 05/01/32 452
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 959
Sorrento Pines Community Development District Revenue Bonds 145 4.375 05/01/30 147
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 246
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,836
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 493
South Fork East Community Development District Special Assessment 860 5.000 05/01/44 883
South Fork III Community Development District Special Assessment 1,510 5.000 05/01/38 1,518
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 220
South Village Community Development District Special Assessment Revenue Bonds 405 3.500 05/01/32 399
South Village Community Development District Special Assessment Revenue Bonds 230 3.750 05/01/38 215
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 100
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 669
Southpointe of Manatee County Community Development District Special
Assessment 385 4.000 05/01/33 384
Southshore Bay Community Development District Special Assessment 365 4.750 05/01/31 374
Stillwater Community Development District Special Assessment (Þ) 1,000 3.500 06/15/41 851
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 210
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 212
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 219
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 221
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,114
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,177
Stonegate Preserve Community Development District Special Assessment 460 4.800 06/15/35 478

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 541
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonewater Community Development District Special Assessment (Þ) 60 2.250 11/01/26 60
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 480
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,241
Stoneybrook North Community Development District Special Assessment 110 5.500 11/01/29 114
Stoneybrook South at Championsgate Community Development District Special
Assessment 175 4.500 06/15/30 178
Storey Drive Community Development District Special Assessment 85 2.550 06/15/27 83
Stuart Crossing Community Development District Special Assessment (Þ) 230 4.375 05/01/31 234
Sugarloaf Community Development District Special Assessment 545 4.000 12/15/33 539
Sugarloaf Community Development District Special Assessment 600 5.375 12/15/46 598
Summer Woods Community Development District Special Assessment 55 2.500 05/01/26 55
Summerstone Community Development District Special Assessment (Þ) 60 2.200 05/01/26 60
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 633
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 507
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 372
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,838
Tampa Bay Water Revenue Bonds 3,500 5.000 10/01/49 3,677
Tern Bay Community Development District Special Assessment 420 3.125 06/15/27 419
Terreno Community Development District Special Assessment 245 4.250 05/01/30 248
Timber Creek Community Development District Special Assessment (Þ) 330 4.625 11/01/29 336
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 542
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 640
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 313
Tolomato Community Development District Special Assessment 715 2.625 05/01/27 708
Tolomato Community Development District Special Assessment 185 2.875 05/01/27 184
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,497
Tolomato Community Development District Special Assessment (µ) 1,805 3.000 05/01/31 1,780
Tolomato Community Development District Special Assessment 1,330 3.200 05/01/32 1,293
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,119
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 846
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 521
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,283
Tolomato Community Development District Special Assessment 875 4.800 05/01/44 862
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,815
Town of Davie Revenue Bonds 550 5.000 04/01/33 568
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 65
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 259
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 435
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 194
Tuckers Pointe Community Development District Special Assessment 20 3.000 05/01/27 20
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 98
Two Creeks Community Development District Special Assessment 2,635 3.625 05/01/37 2,474
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 770
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 409
Two Ridges Community Development District Special Assessment 500 5.750 05/01/45 522
Two Rivers East Community Development District Special Assessment 705 4.875 05/01/30 724
Two Rivers North Community Development District Special Assessment 55 4.625 05/01/27 56
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 654
Union Park East Community Development District Special Assessment (Þ) 23 2.400 05/01/26 22
Varrea South Community Development District Special Assessment 255 4.250 05/01/30 258
V-Dana Community Development District Special Assessment 100 2.600 05/01/26 100
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 122
V-Dana Community Development District Special Assessment 405 4.450 05/01/32 413
V-Dana Community Development District Special Assessment 495 5.375 05/01/45 506
Venetian Parc Community Development District Special Assessment 1,340 5.000 05/01/44 1,396

See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Veranda Community Development District II Special Assessment (Þ) 10 2.500 05/01/26 10
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 49
Veranda Landing Community Development District Special Assessment 235 4.500 06/15/30 239
Verano No. 3 Community Development District Special Assessment 20 2.375 05/01/26 20
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 117
Verano No. 4 Community Development District Special Assessment 450 5.750 05/01/45 471
Vida's Way Community Development District Special Assessment 315 4.150 05/01/31 312
Viera Stewardship District Special Assessment 100 2.300 05/01/26 100
Viera Stewardship District Special Assessment 460 2.800 05/01/31 446
Viera Stewardship District Special Assessment 200 4.600 05/01/33 205
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,014
Village Community Development District No. 12 Special Assessment Revenue Bonds 850 3.800 05/01/28 852
Village Community Development District No. 13 Special Assessment Revenue Bonds 215 1.800 05/01/26 215
Village Community Development District No. 14 Special Assessment Revenue Bonds 1,260 5.125 05/01/37 1,322
Village Community Development District No. 15 Special Assessment (Þ) 130 4.250 05/01/28 130
Village Community Development District No. 15 Special Assessment (Þ) 645 4.375 05/01/33 650
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 204
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 99
Villamar Community Development District Special Assessment 180 4.875 05/01/30 185
Villamar Community Development District Special Assessment 255 3.625 05/01/32 253
Villamar Community Development District Special Assessment 295 3.500 11/01/32 290
Villamar Community Development District Special Assessment 855 5.625 05/01/43 883
Volusia County Educational Facility Authority Revenue Bonds 750 5.000 06/01/35 809
Volusia County Educational Facility Authority Revenue Bonds 500 5.000 06/01/36 535
Waterford Community Development District Special Assessment 170 4.375 05/01/31 173
Watergrass Community Development District II Special Assessment 100 2.000 05/01/26 100
Watergrass Community Development District II Special Assessment 485 4.450 05/01/28 491
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 973
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,278
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,076
West Hillcrest Community Development District Special Assessment 315 4.500 06/15/30 320
West Port Community Development District Special Assessment 85 4.250 05/01/27 86
West Port East Community Development District Special Assessment (Þ) 265 4.850 05/01/35 272
West Villages Improvement District Special Assessment (Þ) 100 4.000 05/01/30 100
West Villages Improvement District Special Assessment 240 5.250 05/01/30 248
West Villages Improvement District Special Assessment 825 3.125 05/01/31 800
West Villages Improvement District Special Assessment 650 4.500 05/01/31 663
West Villages Improvement District Special Assessment 875 5.000 05/01/35 911
West Villages Improvement District Special Assessment 905 5.750 05/01/45 950
Westside Haines City Community Development District Special Assessment 30 2.500 05/01/26 30
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 210
Westview North Community Development District Special Assessment 245 5.000 06/15/29 250
Westview South Community Development District Special Assessment 140 4.750 05/01/28 142
Westview South Community Development District Special Assessment (Þ) 500 4.050 05/01/30 499
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 102
Willowbrook Community Development District Special Assessment (Þ) 575 4.125 05/01/30 572
Willowbrook Community Development District Special Assessment 225 4.950 05/01/31 232
Willows Community Development District Special Assessment 245 4.700 05/01/29 249
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 937
Windsor Cay Community Development District Special Assessment (Þ) 240 4.250 05/01/35 237
Windward at Lakewood Ranch Community Development District Special Assessment 145 3.250 05/01/27 145
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 538
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 93
Wiregrass II Community Development District Special Assessment 235 4.800 05/01/32 243

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 595
414,765
Georgia - 3.4%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 786
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,552
Atlanta Development Authority (The) Revenue Bonds (Þ) 1,000 5.250 07/01/40 1,032
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 508
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 445 2.375 07/01/26 445
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 2,017
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 2,185 2.900 09/01/28 2,174
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 502
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 769
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 10/01/32 759
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 01/01/40 9,425
Burke County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 1,425 3.375 11/01/48 1,427
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 7,600 5.000 07/01/36 8,249
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,444
City of Atlanta Water and Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,378
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/28 401
County of DeKalb Water and Sewerage Revenue Bonds 4,500 5.000 10/01/41 5,009
Coweta County Water and Sewage Authority Revenue Bonds 160 4.000 06/01/46 151
Coweta County Water and Sewage Authority Revenue Bonds 325 5.000 06/01/54 338
East Palm Drive Community Development District Special Assessment 330 4.375 06/15/31 332
Georgia Housing and Finance Authority Revenue Bonds 1,500 5.000 12/01/45 1,567
Georgia Municipal Electric Authority Revenue Bonds 1,195 5.000 01/01/48 1,197
Georgia Municipal Electric Authority Revenue Bonds 2,000 5.000 07/01/52 2,025
Macon Water Authority Revenue Bonds 1,000 5.000 10/01/54 1,044
Main Street Energy, Inc. Revenue Bonds 6,000 5.000 12/01/33 6,364
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 551
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,210
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,938
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,765
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,016
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,523
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,000 5.000 12/01/52 10,414
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,337
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,670 5.000 07/01/53 8,034
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.138 12/01/53 36,647
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,840 5.000 12/01/53 11,542
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/54 6,519
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 9,750 5.000 05/01/54 10,411
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 05/01/55 26,204
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 15,840 5.000 06/01/55 16,873
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/55 6,292
Monroe County Development Authority (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 248
Private Colleges and Universities Authority Revenue Bonds 750 4.000 04/01/39 754
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 364
Sunbridge Stewardship District Special Assessment 915 5.400 05/01/42 945
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/29 326
222,808
Guam - 0.5%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 217
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 111
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 112
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 113

See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 220
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 317
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 217
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 443
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 214
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 260
Guam Department of Education Certificate of Participation 215 4.250 02/01/30 216
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 616
Guam Government Waterworks Authority Revenue Bonds 610 5.000 07/01/35 674
Guam Government Waterworks Authority Revenue Bonds 1,935 5.000 07/01/36 2,106
Guam Government Waterworks Authority Revenue Bonds 1,640 5.000 07/01/37 1,783
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,375
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,000
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 396
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,856
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,732
Guam Power Authority Revenue Bonds 450 5.000 10/01/40 471
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,015
Territory of Guam Revenue Bonds 100 5.000 01/01/29 104
Territory of Guam Revenue Bonds 300 5.000 01/01/30 317
Territory of Guam Revenue Bonds 125 5.000 11/01/30 133
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,549
Territory of Guam Revenue Bonds 1,205 5.000 12/01/35 1,210
Territory of Guam Revenue Bonds 5,980 4.000 01/01/36 6,044
Territory of Guam Revenue Bonds 980 5.000 12/01/36 984
Territory of Guam Revenue Bonds 750 5.250 01/01/40 818
30,623
Hawaii - 0.2%
City and County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,579
City and County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,272
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 281
Kauai County Community Facilities District Special Tax 250 5.000 05/15/32 266
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 254
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 371
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 821
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,835
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 600 5.000 07/01/34 617
State of Hawaii Department of Budget and Finance Revenue Bonds 1,425 3.200 07/01/39 1,255
13,551
Idaho - 0.2%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,021
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,099
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,053
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,405
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/60 1,109
Idaho Housing and Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing and Finance Association Revenue Bonds 565 3.000 05/01/32 554
10,913
Illinois - 9.0%
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 25
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 33
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 583
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 268

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 10,100 5.750 04/01/33 10,287
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 250 5.000 04/01/34 253
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 270
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 325 5.000 04/01/35 327
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 415 5.000 04/01/36 418
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 225 5.000 04/01/37 226
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 757
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 18,775 6.000 04/01/46 18,965
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 1,000 5.750 04/01/48 1,035
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,354
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 9,992
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,888
Chicago Board of Education General Obligation Unlimited (µ) 6,630
Zero
coupon 12/01/30 5,646
Chicago Board of Education General Obligation Unlimited (µ) 1,160 5.500 12/01/30 1,235
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 6.750 12/01/30 1,559
Chicago Board of Education General Obligation Unlimited (µ) 395
Zero
coupon 12/01/31 321
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,329
Chicago Board of Education General Obligation Unlimited 1,500 5.000 12/01/31 1,542
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,764
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,996
Chicago Board of Education General Obligation Unlimited 495 5.250 12/01/35 495
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,882
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,251
Chicago Board of Education General Obligation Unlimited 825 6.000 12/01/38 900
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,361
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 250
Chicago Board of Education General Obligation Unlimited 800 6.000 12/01/41 854
Chicago Board of Education General Obligation Unlimited 400 6.000 12/01/42 421
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,129
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,174
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,243
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,541
Chicago O'Hare International Airport Revenue Bonds 5,560 4.000 01/01/35 5,644
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,316
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,549
Chicago O'Hare International Airport Revenue Bonds 1,500 5.000 01/01/37 1,623
Chicago O'Hare International Airport Revenue Bonds 8,150 5.000 01/01/39 8,508
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/40 1,103
Chicago O'Hare International Airport Revenue Bonds 2,000 5.000 01/01/41 2,175
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 391
Chicago O'Hare International Airport Revenue Bonds 3,280 5.000 01/01/42 3,436
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,077
Chicago O'Hare International Airport Revenue Bonds 5,000 5.500 01/01/48 5,290
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 982
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/52 1,002
Chicago Park District General Obligation Limited 855 5.000 01/01/39 936
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,707
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,834
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 2,966
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 500 5.000 12/01/43 540
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 1,455 5.000 12/01/45 1,532
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,425 5.000 12/01/49 2,474

See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Belleville Sales Tax Revenue Tax Allocation 210 3.750 07/01/41 200
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 434
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 590
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,737
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,597
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 686
City of Chicago General Obligation Unlimited 4,585 5.000 01/01/29 4,706
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 888
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,158
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 218
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 620
City of Chicago General Obligation Unlimited 2,025 5.000 01/01/38 2,025
City of Chicago General Obligation Unlimited 4,210 6.000 01/01/38 4,250
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,919
City of Chicago General Obligation Unlimited 2,125 5.500 01/01/41 2,251
City of Chicago General Obligation Unlimited (µ) 445 5.000 01/01/42 462
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 672
City of Chicago General Obligation Unlimited 2,145 5.000 01/01/44 2,076
City of Chicago General Obligation Unlimited 3,790 5.250 01/01/45 3,741
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 300 3.200 12/01/29 288
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 325 3.290 12/01/30 310
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 348 3.380 12/01/31 330
City of Chicago Lakeshore East Special Assessment Area Special Assessment (Þ) 275 3.450 12/01/32 265
City of Chicago Wastewater Transmission Revenue Bonds (µ) 2,420 5.000 01/01/32 2,659
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,980
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 217
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,130
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,076
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,447
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,110
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,077
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,171
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 9,289
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,596
Cook County School District No. 135 Orland General Obligation Limited 315 5.000 12/01/27 326
Cook County School District No. 135 Orland General Obligation Limited 215 5.000 12/01/28 227
Cook County School District No. 135 Orland General Obligation Limited 225 5.000 12/01/29 242
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,210 5.000 06/01/43 1,298
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,375 5.000 06/01/44 1,460
Cook County Township High School District No. 201 J Sterling Morton General
Obligation Limited (µ) 1,100 5.000 06/01/45 1,154
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,004
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,730
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,610
Illinois Development Finance Authority Revenue Bonds (~)(ae)(Ê) 830 2.850 11/15/39 819
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 466
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 505
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 17
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 488
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 255
Illinois Finance Authority Revenue Bonds (ae) 3,000 5.000 01/01/29 3,047
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 406

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/29 764
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 322
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 408
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 255
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 236
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 326
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 257
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,032
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 509
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 715
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 322
Illinois Finance Authority Revenue Bonds 3,740 4.000 12/15/33 3,838
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 236
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 531
Illinois Finance Authority Revenue Bonds (ae) 200 5.000 01/01/36 203
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,025
Illinois Finance Authority Revenue Bonds (~)(µ)(Ê) 4,900 3.350 11/15/37 4,900
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,657
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,367
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 796
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,121
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 807
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 203
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/15/41 950
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 89
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,647
Illinois Finance Authority Revenue Bonds (~)(µ)(Ê) 7,700 3.300 08/01/43 7,700
Illinois Finance Authority Revenue Bonds (Þ) 155 6.000 10/01/45 156
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 191
Illinois Finance Authority Revenue Bonds (Þ) 700 5.875 09/01/46 685
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 474
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,800 4.125 12/01/50 1,800
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,076
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 425 5.000 08/15/54 456
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/54 1,992
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/27 4,283
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 3,100 2.800 08/01/28 3,078
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 02/01/29 2,001
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 725
Illinois Housing Development Authority Revenue Bonds 2,405 4.375 10/01/41 2,383
Illinois Housing Development Authority Revenue Bonds 2,980 4.450 04/01/43 2,881
Illinois Housing Development Authority Revenue Bonds 565 4.700 10/01/44 568
Illinois Housing Development Authority Revenue Bonds 795 4.000 10/01/49 799
Illinois Housing Development Authority Revenue Bonds 1,600 3.000 04/01/51 1,574
Illinois Housing Development Authority Revenue Bonds 19,815 4.500 10/01/52 20,261
Illinois Housing Development Authority Revenue Bonds 11,160 6.000 10/01/55 12,283
Illinois Housing Development Authority Revenue Bonds 9,990 6.250 04/01/56 11,244
Illinois Housing Development Authority Revenue Bonds 3,000 6.250 10/01/56 3,384
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 959
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,017
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 4,992
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,006
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,434
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,656

See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,205
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,199
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/43 5,477
Illinois State Toll Highway Authority Revenue Bonds 4,000 5.000 01/01/44 4,307
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 257
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 232
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 206
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 283
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 5,750 5.000 01/01/47 5,944
Metropolitan Pier and Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,623
Metropolitan Pier and Exposition Authority Revenue Bonds 380 4.000 12/15/27 385
Metropolitan Pier and Exposition Authority Revenue Bonds 355 5.000 12/15/27 365
Metropolitan Pier and Exposition Authority Revenue Bonds 800 5.000 06/15/29 823
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 273
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 6,120
Zero
coupon 06/15/30 5,381
Metropolitan Pier and Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,336
Metropolitan Pier and Exposition Authority Revenue Bonds 555 5.000 12/15/31 570
Metropolitan Pier and Exposition Authority Revenue Bonds 600 5.000 12/15/33 615
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,884
Metropolitan Pier and Exposition Authority Revenue Bonds 500 5.000 12/15/34 512
Metropolitan Pier and Exposition Authority Revenue Bonds 540
Zero
coupon 12/15/37 435
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 12/15/42 1,155
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,500
Zero
coupon 06/15/44 1,116
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 540
Zero
coupon 06/15/45 225
Metropolitan Pier and Exposition Authority Revenue Bonds 1,650
Zero
coupon 12/15/47 1,237
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 737
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,513
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 334
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 344
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,464
Sales Tax Securitization Corp. Revenue Bonds 4,895 5.000 01/01/28 5,046
Sales Tax Securitization Corp. Revenue Bonds 10,035 5.000 01/01/29 10,530
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,157
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,114
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,093
Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 710
Sales Tax Securitization Corp. Revenue Bonds 6,250 5.000 01/01/44 6,630
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/45 2,106
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 788
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 509
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/34 540
South Sangamon Water Commission General Obligation Unlimited (µ) 470 4.000 01/01/35 477
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/37 531
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,472
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 851

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,007
Southwestern Illinois Development Authority Revenue Bonds (µ) 4,100 5.000 04/01/38 4,542
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 220 5.000 01/01/41 232
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ)
525 5.000 01/01/43 548
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 621
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 402
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,504
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 761
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,685
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,537
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,295
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,346
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,018
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,511
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,007
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 636
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,344
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 405
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited 650 5.000 05/01/38 703
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 527
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,482
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 863
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 972
State of Illinois General Obligation Unlimited 550 5.000 05/01/40 587
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,655
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 729
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 726
State of Illinois General Obligation Unlimited 700 5.000 12/01/45 713
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,170
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,665
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,185
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,348
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,079
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 370
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,079
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 621
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 634
Volo Village Special Service Area No. 3 and 6 Special Tax (µ) 1,094 5.000 03/01/34 1,095
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/41 543
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 386
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 831
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,115
593,052
Indiana - 0.9%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,118
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,677
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/42 2,034
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,209
City of Valparaiso Revenue Bonds (Þ) 2,400 4.500 01/01/34 2,447
Indiana Finance Authority Revenue Bonds 22 4.000 07/01/30 22

See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 994
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 837
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 742
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 182
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 187
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 122
Indiana Finance Authority Revenue Bonds 3,000 5.000 11/15/41 3,288
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,624
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 870
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 325
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 683
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 395
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,410 5.000 10/01/54 4,907
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 440 5.000 10/01/57 492
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/59 4,951
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/64 1,380
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 1,780 2.900 03/01/29 1,774
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/45 615
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 300 5.000 01/01/39 332
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 460 5.000 01/01/40 506
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 800 5.000 07/15/40 884
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 820 5.000 01/01/41 898
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 825 5.000 07/15/41 906
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 500 5.000 01/01/42 544
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,000 5.000 07/15/42 1,090
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,731
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,665
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,115
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,793
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 272
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,115
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 1,800 5.000 07/15/40 1,960
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 2,000 5.000 07/15/42 2,149
59,874
Iowa - 0.7%
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,031
City of Coralville Revenue Bonds 860 5.000 05/01/42 862
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,200
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 440
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 701
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,497
Iowa Finance Authority Revenue Bonds 3,570 4.750 08/01/42 3,566
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 669
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,449
Iowa Finance Authority Revenue Bonds 175 5.500 10/01/45 176
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 354
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 376
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,607
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/50 2,847
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/50 1,130
Iowa Finance Authority Revenue Bonds 5,175 6.250 07/01/54 5,649
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 379
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 383

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 413
Iowa Higher Education Loan Authority Revenue Bonds 655 5.250 10/01/40 690
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 242
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 7,054
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,283
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,506
West Des Moines Community School District Infrastructure Sales Services and Use
Tax Revenue Bonds (µ) 2,265 6.000 07/01/29 2,381
42,885
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,181
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 03/01/45 1,226
City of Garden Revenue Bonds (Þ) 500 4.000 06/01/29 500
City of Manhattan General Obligation Unlimited 2,210 5.000 11/01/40 2,448
City of Prairie Village Tax Allocation 555 3.125 04/01/36 515
City of Wichita Revenue Bonds (Þ) 1,000 4.125 09/01/33 995
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 88
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/28 169
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/43 6,873
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,000
Wyandotte County-Kansas City Unified Government Revenue Bonds 1,080 4.500 06/01/40 1,080
16,075
Kentucky - 1.6%
City of Ashland Revenue Bonds (ae) 2,565 5.000 02/01/40 2,568
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,757
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 203
County of Trimble KY Revenue Bonds (~)(ae)(Ê) 4,000 1.300 09/01/44 3,868
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 754
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 770
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,035
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,338
Kentucky Bond Development Corp. Revenue Bonds (~)(µ)(Ê) 3,305 3.450 08/15/55 3,305
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,785
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,001
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 331
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,104
Kentucky Housing Corp. Revenue Bonds 6,080 6.000 07/01/56 6,744
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 202
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,215
Kentucky Public Energy Authority Revenue Bonds 10,000 5.000 12/01/33 10,212
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,022
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 473
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 04/01/54 8,614
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 01/01/55 35,685
Kentucky Public Energy Authority Revenue Bonds (~)(Ê) 1,500 5.000 05/01/55 1,571
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 06/01/55 5,278
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,440
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 784
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,636
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 855
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,323
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 880

See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 591
107,344
Louisiana - 2.0%
Capital Area Finance Authority Revenue Bonds 2,000 5.500 04/01/57 2,165
City of New Orleans General Obligation Limited 3,130 4.000 10/01/37 2,942
City of New Orleans General Obligation Unlimited 2,000 5.000 12/01/46 1,958
City of New Orleans Sewerage Service Revenue Bonds (µ) 325 4.000 06/01/37 327
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/38 351
City of New Orleans Sewerage Service Revenue Bonds (µ) 400 4.000 06/01/39 401
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 351
City of Shreveport General Obligation Unlimited (µ) 275 5.250 03/01/37 306
City of Shreveport General Obligation Unlimited (µ) 250 5.250 03/01/39 275
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,067
City of Shreveport General Obligation Unlimited (µ) 770 5.250 03/01/42 832
City of Shreveport Water and Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,821
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 35,975 3.450 08/01/35 35,975
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 20,630 3.450 12/01/40 20,630
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 150 3.450 12/01/51 150
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 372
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 374
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 75
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 285
Lafayette Parish School Board Sale Tax Revenue Bonds 840 5.500 04/01/45 948
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,882
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/28 2,008
Louisiana Housing Corp. Revenue Bonds 3,230 4.750 06/01/40 3,379
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 290 4.250 11/15/30 290
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,895
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,165
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 427
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,529
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/33 2,494
Louisiana Public Facilities Authority Revenue Bonds 5,000 5.000 05/15/30 5,334
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 985
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 810
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,036
Louisiana Public Facilities Authority Revenue Bonds 1,625 4.000 10/01/36 1,550
Louisiana Public Facilities Authority Revenue Bonds 250 5.000 05/15/42 250
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 981
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 95
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,594
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,350 5.250 12/01/52 1,452
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 3.500 05/01/54 4,500
Louisiana Stadium and Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,150
Louisiana Stadium and Exposition District Revenue Bonds 200 5.000 07/01/38 218
New Orleans Aviation Board Revenue Bonds 1,500 5.000 01/01/39 1,596
Parish of East Baton Rouge Capital Improvements District Revenue Bonds 4,000 5.000 08/01/46 4,175
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 6.100 12/01/40 1,096
Parish of St. James Revenue Bonds (~)(ae)(Ê) 750 3.700 08/01/41 754
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,412
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,007

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port New Orleans Board of Commissioners Revenue Bonds 825 5.250 04/01/55 841
Rapides Parish School District No. 52 Pineville General Obligation Unlimited (µ) 240 5.250 03/01/40 267
133,777
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 793
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê) 2,500 5.000 07/01/65 2,763
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 298
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 376
Maine State Housing Authority Revenue Bonds 2,000 6.000 11/15/56 2,229
6,459
Maryland - 1.0%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,753
City of Baltimore Revenue Bonds 140 4.500 06/01/33 145
City of Baltimore Revenue Bonds 100 4.875 06/01/42 101
City of Baltimore Revenue Bonds 1,250 5.000 07/01/44 1,250
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,015
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 679
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 599
County of Baltimore Revenue Bonds 85 4.000 01/01/32 86
County of Baltimore Revenue Bonds 70 4.000 01/01/33 71
County of Baltimore Revenue Bonds 235 4.000 01/01/34 236
County of Baltimore Revenue Bonds 245 4.000 01/01/37 242
County of Baltimore Revenue Bonds 1,460 4.000 01/01/38 1,433
County of Baltimore Revenue Bonds 365 4.000 01/01/39 363
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,363
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,585
County of Frederick Tax Allocation 740 3.250 07/01/29 732
County of Frederick Tax Allocation 500 3.750 07/01/39 453
County of Howard Tax Allocation 650 5.000 02/15/44 675
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 276
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 707
Maryland Community Development Administration Revenue Bonds 575 3.700 01/01/29 587
Maryland Community Development Administration Revenue Bonds 1,790 2.700 03/01/29 1,773
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,087
Maryland Department of Housing and Community Development Revenue Bonds 1,750 4.450 07/01/44 1,757
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,654
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,071
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,328
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,760 5.000 07/01/37 4,173
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,570 4.250 07/01/39 3,668
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,945 4.250 07/01/40 1,985
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/43 3,213
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/45 3,153
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/45 3,245
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 4,000 5.000 07/01/46 4,176
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,270
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,500 5.000 08/15/56 2,742
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 3,046
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,041
State of Maryland General Obligation Unlimited 3,000 5.000 03/15/37 3,346
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,220
66,299
Massachusetts - 1.2%

See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,162
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,102
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,814
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,835
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 796
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,621
Commonwealth of Massachusetts General Obligation Limited 810 5.000 08/01/49 854
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,644
Commonwealth of Massachusetts General Obligation Limited 2,200 5.000 08/01/52 2,291
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,499
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 3,000
Zero
coupon 07/01/31 2,535
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,295
Massachusetts Development Finance Agency Revenue Bonds (Þ) 625 5.000 11/15/28 644
Massachusetts Development Finance Agency Revenue Bonds 1,335 5.250 09/01/30 1,447
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,205
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,245
Massachusetts Development Finance Agency Revenue Bonds 1,160 5.250 09/01/33 1,294
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 753
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 454
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 837
Massachusetts Development Finance Agency Revenue Bonds 575 5.250 09/01/36 646
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 404
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 492
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 583
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,697
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 502
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,253
Massachusetts Development Finance Agency Revenue Bonds 590 5.500 09/01/40 660
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,679
Massachusetts Development Finance Agency Revenue Bonds 330 5.250 01/01/41 350
Massachusetts Development Finance Agency Revenue Bonds (~)(ae)(Ê) 1,510 3.300 07/01/41 1,523
Massachusetts Development Finance Agency Revenue Bonds 900 5.250 01/01/42 927
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 425
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.500 10/01/42 1,311
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,241
Massachusetts Development Finance Agency Revenue Bonds 825 5.250 07/01/55 797
Massachusetts Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 2,400 3.100 07/01/31 2,400
Massachusetts Health and Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 150 3.780 10/01/34 150
Massachusetts Housing Finance Agency Revenue Bonds 9,000 6.250 12/01/55 9,846
Town of Canton Massachussetts General Obligation Unlimited Notes 9,455 3.500 08/13/26 9,474
78,687
Michigan - 1.4%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 758
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,087
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 81
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 88
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 363
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 844
City of Detroit General Obligation Unlimited 140 5.000 04/01/30 149
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 802
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 648
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 793
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 502

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 974
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 960
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 351
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 157
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 370
City of Detroit General Obligation Unlimited 350 5.000 04/01/38 362
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 257
City of Detroit General Obligation Unlimited 700 5.000 04/01/46 695
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,422
City of Detroit Sewage Disposal System Revenue Bonds (~)(µ)(Ê) 10,990 3.248 07/01/32 10,946
Detroit Downtown Development Authority Tax Allocation 1,645 5.000 07/01/48 1,699
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,205
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 937
Four Lakes District Special Assessment (µ) 2,145 5.000 06/01/39 2,325
Four Lakes District Special Assessment (µ) 2,075 5.125 06/01/44 2,208
Gobles Public Schools General Obligation Unlimited 675 5.250 05/01/48 721
Gobles Public Schools General Obligation Unlimited 525 5.250 05/01/51 554
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,085 4.000 05/15/27 2,090
Grand Rapids Economic Development Corp. Revenue Bonds 1,645 4.125 11/01/30 1,646
Grand Rapids Public Schools General Obligation Unlimited (µ)(ae) 2,430 5.000 05/01/34 2,430
Grand Rapids Public Schools General Obligation Unlimited (µ)(ae) 1,000 5.000 05/01/35 1,000
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 105
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,008
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,306
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,322
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,525 5.000 07/01/46 2,527
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 350 3.900 08/15/31 352
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Lansing Board of Water and Light Revenue Bonds (~)(ae)(Ê) 1,100 5.000 07/01/51 1,186
Michigan Finance Authority Revenue Bonds 555 5.250 02/01/27 562
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 288
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,511
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/38 7,538
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,328
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 698
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,405
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 12/01/44 6,568
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 375
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,480
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 484
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/42 5,802
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 263
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 960
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 717
Michigan State Housing Development Authority Revenue Bonds 2,950 6.250 06/01/55 3,215
Michigan State Housing Development Authority Revenue Bonds 1,250 6.000 12/01/56 1,388
Michigan Strategic Fund Revenue Bonds 2,300 5.000 12/31/43 2,322
Summit Academy North Revenue Bonds 780 4.000 11/01/31 752
91,959
Minnesota - 1.2%
City of Apple Valley Revenue Bonds 475 5.375 09/01/45 485
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,678
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 965 4.250 12/01/32 958
City of State Cloud Minnesota Revenue Bonds 175 5.000 05/01/48 177

See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of State Cloud Minnesota Revenue Bonds 250 4.000 05/01/49 223
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 459
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 525
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 394
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 251
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,766
Metropolitan Council General Obligation Unlimited 7,265 5.000 03/01/39 8,245
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Minnesota Housing Finance Agency Revenue Bonds 2,860 6.500 07/01/54 3,106
Minnesota Housing Finance Agency Revenue Bonds 11,775 6.250 01/01/55 13,094
Minnesota Housing Finance Agency Revenue Bonds 20,425 6.250 07/01/55 22,900
Minnesota Housing Finance Agency Revenue Bonds 5,545 6.250 01/01/56 6,119
Minnesota Municipal Gas Agency Revenue Bonds 13,260 5.000 09/01/35 13,769
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,350
Zero
coupon 02/01/41 739
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,730
Zero
coupon 02/01/43 824
Minnetonka Independent School District No. 276 General Obligation Unlimited 2,300
Zero
coupon 02/01/45 964
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 239
Rum River Special Education Cooperative Certificate of Participation 350 5.000 02/01/35 366
Woodbury Housing and Redevelopment Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.200 02/01/46 1,005
81,466
Mississippi - 1.3%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,491
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 14,465 3.150 12/01/30 14,465
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 8,498 3.450 12/01/30 8,498
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 17,405 3.450 12/01/30 17,405
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 31,820 3.450 11/01/35 31,820
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 101
Mississippi Development Bank Revenue Bonds (Þ) 225 5.000 10/01/28 230
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/29 179
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,001
Mississippi Development Bank Revenue Bonds (µ) 570 5.000 03/01/36 631
Mississippi Development Bank Revenue Bonds 1,330 5.250 06/01/41 1,488
Mississippi Development Bank Revenue Bonds 1,000 5.250 06/01/43 1,105
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/28 335
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 2,250 3.625 06/01/43 2,243
Mississippi Hospital Equipment and Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,007
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 997
84,097
Missouri - 1.0%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,015
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 147
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 91
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 96
City of Sikeston Certificate of Participation 1,000 5.000 09/01/40 1,064
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,008
City of St. Louis Industrial Development Authority (The) Revenue Bonds 55 4.875 06/15/34 56

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,110
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,449
County of Phelps Revenue Bonds 1,225 5.000 12/01/35 1,350
County of Phelps Revenue Bonds 1,010 5.000 12/01/40 1,082
County of Phelps Revenue Bonds 1,000 5.750 12/01/45 1,101
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 277
Kansas City Industrial Development Authority Revenue Bonds (Þ) 900 5.000 06/01/54 877
Kansas City Municipal Assistance Corp. Revenue Bonds (µ) 3,000
Zero
coupon 04/15/31 2,554
Maryland Heights Industrial Development Authority Revenue Bonds 515 4.375 03/15/30 483
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,211
Missouri Housing Development Commission Revenue Bonds 4,665 5.750 05/01/56 5,027
Missouri Housing Development Commission Revenue Bonds 7,250 6.000 05/01/56 7,895
Missouri Housing Development Commission Revenue Bonds 8,500 5.750 05/01/57 9,408
Missouri Southern State University Revenue Bonds 25 3.000 10/01/26 25
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 125
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,240
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 49
Missouri State Health and Educational Facilities Authority Revenue Bonds 125 4.000 02/15/37 125
Missouri State Health and Educational Facilities Authority Revenue Bonds 215 4.000 02/15/38 215
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/39 1,031
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 45
Missouri State Health and Educational Facilities Authority Revenue Bonds 4,025 4.000 02/01/42 3,689
Missouri State Health and Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 726
Missouri State Health and Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 330
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/51 670
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,203
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,313
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,045
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,148
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,022
68,327
Montana - 0.3%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,448
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,032
City of Kalispell Revenue Bonds 1,050 4.625 05/15/31 1,054
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,135
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 344
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 437
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 07/01/46 325
Montana Board of Housing Revenue Bonds 1,140 5.750 06/01/55 1,226
Montana Board of Housing Revenue Bonds 4,500 5.750 06/01/56 4,942
Montana Facility Finance Authority Health Care Facilities Revenue Bonds (~)(Ê) 1,000 1.000 06/01/56 1,110
19,053
Nebraska - 0.1%
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 3,000 5.000 05/01/53 3,130
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 1,500 5.000 08/01/55 1,597
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,116
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 387
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,485
Sarpy County School District No. 1 General Obligation Unlimited 525 2.750 09/01/27 522
8,237
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 87

See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 430
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,875
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,309
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 226
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 107
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,495
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,287
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,492
County of Humboldt Revenue Bonds 755 3.550 10/01/29 766
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,995 3.625 03/01/36 2,018
Henderson Local Improvement Districts Special Assessment 165 3.000 09/01/36 145
Las Vegas Convention and Visitors Authority Revenue Bonds 420 5.000 07/01/26 422
Las Vegas Convention and Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,494
Las Vegas Convention and Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,243
Nevada Department of Business and Industry Revenue Bonds (Þ) 330 4.500 12/15/29 330
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/28 307
State of Nevada Department of Business and Industry Revenue Bonds 145 5.000 07/15/27 145
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,620
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 888
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 887
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 204
36,777
New Hampshire - 1.5%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,881 5.300 12/01/32 1,881
New Hampshire Business Finance Authority Revenue Bonds (Þ) 277 4.875 12/01/33 273
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,750
Zero
coupon 12/15/34 1,003
New Hampshire Business Finance Authority Revenue Bonds 5,633 3.625 08/20/39 5,351
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,874 4.180 11/20/39 8,794
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 713
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 5,238 3.922 01/20/41 5,125
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,571 4.794 02/20/41 8,908
New Hampshire Business Finance Authority Revenue Bonds 6,989 4.250 07/20/41 6,909
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 18,271 3.824 11/20/42 17,803
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,872
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,779
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,404 4.162 10/01/51 8,202
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,004
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,782
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,155 5.000 08/01/35 2,217
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,375 5.000 08/01/37 2,434
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,059
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 06/01/40 1,603
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,480 5.000 08/01/40 1,505
New Hampshire Housing Finance Authority Revenue Bonds 1,540 6.250 01/01/55 1,670
New Hampshire Housing Finance Authority Revenue Bonds 6,035 6.500 01/01/56 6,813
New Hampshire Housing Finance Authority Revenue Bonds 5,290 6.500 07/01/56 6,009
97,709
New Jersey - 2.7%
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 321
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 341
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 284
City of Bayonne General Obligation Unlimited (µ)(ae) 1,500 5.000 07/01/33 1,505
City of Bayonne General Obligation Unlimited (µ)(ae) 1,865 5.000 07/01/34 1,872

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,150 5.750 10/15/48 1,295
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,000 5.750 10/15/55 1,110
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/28 582
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 517
New Jersey Economic Development Authority Revenue Bonds 605 5.000 07/01/27 609
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,018
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 350
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 684
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,102
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 359
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,026
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 325
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 368
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 364
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 06/15/41 913
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 429
New Jersey Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,675 3.750 04/01/59 1,687
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,002
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,891
New Jersey Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 6,900 5.000 07/01/64 7,944
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,770
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,003
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,909
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,262
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100
Zero
coupon 12/15/26 2,066
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,108
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,341
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465
Zero
coupon 12/15/29 1,317
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,613
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 737
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320
Zero
coupon 12/15/31 268
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,250 4.000 12/15/31 1,278
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,558
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,775
Zero
coupon 12/15/33 3,721
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,223
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,326
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000
Zero
coupon 12/15/35 1,418
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200
Zero
coupon 12/15/35 3,667
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,160 5.000 12/15/35 1,210
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860
Zero
coupon 12/15/36 10,064
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,460 5.000 12/15/36 1,516
New Jersey Transportation Trust Fund Authority Revenue Bonds 31,870
Zero
coupon 12/15/37 20,752
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/38 5,596
New Jersey Transportation Trust Fund Authority Revenue Bonds 10,125
Zero
coupon 12/15/38 6,258
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 689
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,202

See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 13,730
Zero
coupon 12/15/39 8,041
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,635
Zero
coupon 12/15/40 4,240
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,267
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,101
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,024
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,000 5.000 06/15/42 7,692
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,965 4.250 06/15/44 3,949
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,803
New Jersey Turnpike Authority Revenue Bonds 1,250 5.000 01/01/31 1,351
New Jersey Turnpike Authority Revenue Bonds 1,000 5.000 01/01/32 1,086
New Jersey Turnpike Authority Revenue Bonds 750 5.000 01/01/33 826
New Jersey Turnpike Authority Revenue Bonds 750 5.000 01/01/34 830
New Jersey Turnpike Authority Revenue Bonds 400 5.000 01/01/35 444
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,242
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,506
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 687
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 492
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 718
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 767
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 626
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,591
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,613
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,130
175,796
New Mexico - 0.3%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,114
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/40 8,479
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,396
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 503
New Mexico Mortgage Finance Authority Revenue Bonds 3,375 3.000 07/01/52 3,317
New Mexico Mortgage Finance Authority Revenue Bonds 1,660 5.750 03/01/54 1,779
New Mexico Mortgage Finance Authority Revenue Bonds 1,000 5.750 03/01/57 1,093
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,029
18,710
New York - 9.2%
Albany Capital Resource Corp. Revenue Bonds 680 4.000 06/01/29 670
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 273
Allegany County Capital Resource Corp. Revenue Bonds 750 5.250 04/01/54 761
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,845
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 665 5.500 05/01/35 707
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,250 6.250 05/01/45 2,388
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 110
Build NYC Resource Corp. Revenue Bonds 1,290 5.000 12/15/31 1,277
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 413
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 395
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 255
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 585
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 454
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 605
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 126
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 639
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 96
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,577

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New York General Obligation Unlimited (ae) 1,850 5.000 09/01/26 1,867
City of New York General Obligation Unlimited 5 5.000 06/01/34 5
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,375
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,735
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,188
City of New York General Obligation Unlimited 275 5.000 03/01/44 279
City of New York General Obligation Unlimited (~)(Ê) 7,100 3.400 08/01/44 7,100
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,166
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,595
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,407
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,872
City of New York General Obligation Unlimited (~)(Ê) 10,760 3.450 02/01/55 10,760
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 508
Empire State Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,006
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 22,125 4.052 08/25/41 21,981
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 12,497 4.773 12/25/42 13,012
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 689
Geneva Development Corp. Revenue Bonds 1,435 5.000 02/01/43 1,526
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,330
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,632
Hudson Yards Infrastructure Corp. Revenue Bonds 4,520 5.000 02/15/45 4,552
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,421
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 769
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,027
Long Island Power Authority Revenue Bonds 2,000 5.000 09/01/47 2,014
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 5,555 3.000 09/01/49 5,468
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,350 5.000 09/01/52 2,390
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,426
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 415 3.039 11/01/26 412
Metropolitan Transportation Authority Revenue Bonds (ae) 95 5.000 11/15/27 95
Metropolitan Transportation Authority Revenue Bonds 190 5.000 11/15/27 192
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,376
Metropolitan Transportation Authority Revenue Bonds 1,095 5.000 11/15/29 1,156
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 603
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 101
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 346
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 2,186
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 454
Metropolitan Transportation Authority Revenue Bonds 3,215 5.000 11/15/39 3,523
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 781
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,485
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,641
Metropolitan Transportation Authority Revenue Bonds 15,700 4.750 11/15/45 15,779
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,673
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,322
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,444
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,812
Metropolitan Transportation Authority Revenue Bonds (~)(µ)(Ê) 19,800 3.450 11/15/50 19,800
Metropolitan Transportation Dedicated Tax Fund Authority Special Tax 2,455 5.000 11/15/49 2,552
New York and New Jersey Port Authority Revenue Bonds 2,000 5.000 01/15/36 2,166
New York and New Jersey Port Authority Revenue Bonds 6,015 5.000 07/15/36 6,506
New York and New Jersey Port Authority Revenue Bonds 1,130 5.000 01/15/37 1,216
New York and New Jersey Port Authority Revenue Bonds 2,250 5.000 12/01/37 2,434
New York and New Jersey Port Authority Revenue Bonds 1,000 5.000 08/01/39 1,097

See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York and New Jersey Port Authority Revenue Bonds 2,000 5.000 01/15/40 2,258
New York and New Jersey Port Authority Revenue Bonds 1,000 5.000 08/01/40 1,097
New York and New Jersey Port Authority Revenue Bonds 3,000 4.000 09/01/43 2,833
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,596
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 3,365 3.100 11/01/45 3,354
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,887
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 11/01/64 2,406
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,275 3.750 05/01/65 5,342
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 285
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,770
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 412
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 300
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 308
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 984
New York City Municipal Water Finance Authority Revenue Bonds 4,745 5.000 06/15/38 5,488
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 5,082
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,842
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 2,900 3.400 06/15/44 2,900
New York City Municipal Water Finance Authority Revenue Bonds 1,750 5.000 06/15/44 1,894
New York City Municipal Water Finance Authority Revenue Bonds 7,500 5.000 06/15/46 7,945
New York City Municipal Water Finance Authority Revenue Bonds 6,275 5.250 06/15/47 6,675
New York City Municipal Water Finance Authority Revenue Bonds 2,475 5.000 06/15/48 2,610
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/56 5,166
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,680 5.000 07/15/36 3,108
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,215 5.000 11/01/28 1,284
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 11/01/32 1,122
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,275
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,015 5.000 11/01/38 1,129
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,750 5.000 02/01/40 3,070
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.500 05/01/40 1,130
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 11/01/41 1,107
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,265 5.000 05/01/42 2,479
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,301
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 7,500 5.000 11/01/42 8,202
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,500 5.000 02/01/43 3,823
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 11/01/43 2,464
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 162
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,045
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,630 5.250 11/01/45 5,042
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,150 5.000 11/01/46 2,278
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,700 5.250 02/01/47 2,854
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 20,295 5.250 05/01/48 21,678
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,000 5.500 11/01/49 4,323
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 25,475 3.450 05/01/55 25,475
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,681
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,492
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 747
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,268
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,301
New York Liberty Development Corp. Revenue Bonds (Þ) 7,160 5.000 11/15/44 7,162
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 675
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,115
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 452

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 508
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 02/15/27 453
New York State Dormitory Authority Revenue Bonds 2,015 5.000 03/15/30 2,032
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 15
New York State Dormitory Authority Revenue Bonds 1,310 3.450 11/15/31 1,266
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,483
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 106
New York State Dormitory Authority Revenue Bonds 1,500 5.000 10/01/32 1,634
New York State Dormitory Authority Revenue Bonds 250 5.000 07/01/33 257
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 86
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,739
New York State Dormitory Authority Revenue Bonds 200 4.000 07/01/35 179
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 95
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 85
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 68
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,837
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 98
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,158
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 507
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,300
New York State Dormitory Authority Revenue Bonds 3,655 5.000 07/01/38 3,681
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 73
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,004
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 4,981
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 539
New York State Dormitory Authority Revenue Bonds (µ) 3,000 5.000 07/01/39 3,294
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 82
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,426
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 02/15/40 10
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,081
New York State Dormitory Authority Revenue Bonds 100 5.250 05/01/40 107
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 92
New York State Dormitory Authority Revenue Bonds (µ) 1,360 5.000 07/01/40 1,507
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 96
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,379
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,355
New York State Dormitory Authority Revenue Bonds 625 5.250 05/01/41 665
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 106
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 5,938
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 556
New York State Dormitory Authority Revenue Bonds (µ) 1,500 5.250 07/01/42 1,671
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,052
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/43 548
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,081
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/44 544
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 953
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 359
New York State Dormitory Authority Revenue Bonds (µ) 600 5.250 07/01/45 647
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,929
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/48 12,559
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,655
New York State Dormitory Authority Revenue Bonds 7,100 5.250 03/15/49 7,502
New York State Energy Research and Development Authority Revenue Bonds 2,900 4.000 04/01/34 2,969
New York State Environmental Facilities Corp. Revenue Bonds (ae) 4,100 5.000 06/15/33 4,110

See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/54 1,871
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 06/15/54 1,380
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 220 1.100 11/01/61 214
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,170 3.100 05/01/62 2,166
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,475 3.850 05/01/62 2,476
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.600 11/01/64 3,009
New York State Thruway Authority Revenue Bonds 1,750 4.000 01/01/45 1,664
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,484
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 12/01/28 1,053
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,100
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,335
New York Transportation Development Corp. Revenue Bonds 950 5.000 12/01/34 1,019
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 10/01/35 3,126
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/35 532
New York Transportation Development Corp. Revenue Bonds 2,000 5.000 01/01/36 2,032
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 531
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 3,009
New York Transportation Development Corp. Revenue Bonds 5,000 4.375 10/01/45 4,770
New York Transportation Development Corp. Revenue Bonds (µ) 750 5.000 06/30/49 752
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 409
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 116
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 151
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 99
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 577
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,061
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 591
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,432
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 200 4.000 06/01/50 179
Triborough Bridge and Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,569
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,207
Triborough Bridge and Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,064
Triborough Bridge and Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,359
Triborough Bridge and Tunnel Authority Revenue Bonds 7,340 5.250 11/15/40 8,244
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,486
Triborough Bridge and Tunnel Authority Revenue Bonds 2,180 5.000 11/15/43 2,385
Triborough Bridge and Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,264
Triborough Bridge and Tunnel Authority Revenue Bonds 900 5.000 11/15/47 909
Triborough Bridge and Tunnel Authority Revenue Bonds 1,150 5.000 12/01/50 1,199
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,284
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 507
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 550
Westchester County Local Development Corp. Revenue Bonds 800 5.000 07/01/38 852
604,712
North Carolina - 1.3%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(Ê) 2,300 3.400 01/15/48 2,300
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 547
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,056
City of Charlotte Airport Revenue Bonds 1,000 5.000 07/01/39 1,120
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/40 1,392
City of Charlotte Airport Revenue Bonds 2,615 5.000 07/01/41 2,900
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/42 1,377
City of Charlotte Airport Revenue Bonds 2,300 5.000 07/01/43 2,519

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Charlotte Airport Revenue Bonds 500 5.000 07/01/47 505
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,375
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,177
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,830
Nash Health Care Systems Revenue Bonds 2,270 5.500 02/01/43 2,494
Nash Health Care Systems Revenue Bonds 995 5.500 02/01/44 1,086
North Carolina Capital Facilities Finance Agency Revenue Bonds 500 5.000 10/01/44 502
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/29 828
North Carolina Housing Finance Agency Revenue Bonds 1,690 4.350 01/01/44 1,710
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,011
North Carolina Housing Finance Agency Revenue Bonds 625 4.000 01/01/50 629
North Carolina Housing Finance Agency Revenue Bonds 4,810 5.500 01/01/54 5,118
North Carolina Housing Finance Agency Revenue Bonds 2,410 6.250 01/01/55 2,655
North Carolina Housing Finance Agency Revenue Bonds 12,555 6.250 07/01/55 13,643
North Carolina Housing Finance Agency Revenue Bonds 1,995 6.250 01/01/56 2,216
North Carolina Housing Finance Agency Revenue Bonds 8,210 6.250 07/01/57 9,282
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 570
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 25
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 807
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 208
North Carolina Medical Care Commission Revenue Bonds 680 3.900 01/01/29 680
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 579
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 26
North Carolina Medical Care Commission Revenue Bonds 1,000 3.400 10/01/29 987
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 680
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 26
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 704
North Carolina Medical Care Commission Revenue Bonds 725 3.450 11/01/30 721
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 627
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 26
North Carolina Medical Care Commission Revenue Bonds 1,450 4.000 09/01/34 1,482
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 100
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 06/01/38 1,663
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 207
North Carolina Medical Care Commission Revenue Bonds 2,800 5.000 06/01/42 3,039
North Carolina Medical Care Commission Revenue Bonds 210 5.375 10/01/45 217
North Carolina Medical Care Commission Revenue Bonds (~)(ae)(Ê) 3,480 5.000 06/01/55 3,722
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,033
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,325
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,531
Raleigh Housing Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 01/01/44 2,003
86,281
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 782
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 672
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 600
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 515
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,730
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 538
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 582
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,016
City of Horace General Obligation Unlimited 150 3.000 05/01/41 116
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,559

See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dakota Housing Finance Agency Revenue Bonds 965 6.250 01/01/55 1,069
North Dakota Housing Finance Agency Revenue Bonds 2,225 6.000 07/01/55 2,457
North Dakota Housing Finance Agency Revenue Bonds 5,385 5.750 07/01/56 5,890
Williston Parks and Recreation District Revenue Bonds (µ) 1,580 4.750 12/01/50 1,594
19,120
Ohio - 1.1%
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 700 4.000 11/15/37 740
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 450 4.000 11/15/38 475
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 90
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 979
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,250 3.000 06/01/48 891
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,719
City of Norwood Special Obligation Tax Allocation Revenue Bonds 400 4.375 12/01/30 415
City of Norwood Special Obligation Tax Allocation Revenue Bonds 750 5.000 12/01/35 820
City of Norwood Special Obligation Tax Allocation Revenue Bonds 1,500 5.000 12/01/41 1,578
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/55 2,608
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 321
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,329
County of Franklin Revenue Bonds 700 5.000 07/01/35 741
County of Franklin Revenue Bonds 800 5.000 07/01/36 838
County of Franklin Revenue Bonds 575 4.000 07/01/40 525
County of Franklin Revenue Bonds 580 5.250 11/15/40 568
County of Franklin Revenue Bonds (~)(Ê) 2,400 3.350 11/01/65 2,400
County of Lucas Hospital Revenue Bonds 1,750 5.250 11/15/48 1,743
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,951
County of Montgomery Revenue Bonds 1,000 5.250 09/01/54 992
County of Warren Revenue Bonds 340 5.000 05/15/34 370
Cuyahoga County Hospital Revenue Bonds 1,000 5.500 02/15/52 1,001
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 405
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,130
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,070
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 51
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,500
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,382
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,047
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 08/01/34 1,003
Ohio Air Quality Development Authority Revenue Bonds 525 3.875 01/01/36 522
Ohio Air Quality Development Authority Revenue Bonds 500 4.125 01/01/36 494
Ohio Air Quality Development Authority Revenue Bonds 630 4.350 06/30/40 619
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 531
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 764
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 427
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/35 209
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 339
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 587
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 259
Ohio Higher Educational Facility Commission Revenue Bonds 730 5.000 05/01/39 758
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 258
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 875 2.680 07/01/29 867
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 300 3.400 07/01/42 299
Ohio Housing Finance Agency Revenue Bonds 2,730 6.250 03/01/56 2,985
Ohio Housing Finance Agency Revenue Bonds 1,580 6.500 03/01/56 1,799
Ohio Housing Finance Agency Revenue Bonds 5,500 6.250 03/01/57 6,155
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 100

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 150
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,203
State of Ohio Revenue Bonds (Þ) 300 5.000 12/01/38 295
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,423
Toledo-Lucas County Port Authority Revenue Bonds 1,605 5.000 07/01/29 1,606
68,331
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 650 6.625 06/01/45 678
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,743
Cleveland County Home Loan Authority Revenue Bonds 1,740 6.000 07/01/56 1,946
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 777
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 770
Oklahoma County Finance Authority Revenue Bonds 275 5.000 09/01/32 290
Oklahoma County Finance Authority Revenue Bonds 550 5.000 09/01/35 583
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,002
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,019
Oklahoma Housing Finance Agency Revenue Bonds 4,900 6.500 03/01/56 5,520
Oklahoma Housing Finance Agency Revenue Bonds 5,660 6.250 03/01/57 6,429
Oklahoma Housing Finance Agency Revenue Bonds 1,000 6.000 09/01/57 1,129
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,334
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.000 01/01/40 2,236
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,123
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 503
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 514
Tulsa Airport Improvement Trust Revenue Bonds 2,250 6.250 12/01/35 2,533
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,190
Wagoner County Development Authority Revenue Bonds 350 6.500 05/01/35 346
38,665
Oregon - 0.6%
City of Forest Grove Revenue Bonds 250 5.000 05/01/33 265
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,669
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 414
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,232
City of Portland Sewer System Revenue Bonds 2,000 5.000 12/01/47 2,101
Clackamas County School District No. 12 North Clackamas General Obligation
Unlimited 2,170
Zero
coupon 06/15/41 1,099
Mount Hood Community College District General Obligation Unlimited 5,755 5.000 06/15/38 6,540
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 79
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 52
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 750
Port of Portland Airport Revenue Bonds 4,000 5.000 07/01/37 4,315
Port of Portland Airport Revenue Bonds 3,500 5.250 07/01/39 3,804
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 135
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,482
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 118
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,674
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,267
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,966
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 415
State of Oregon Housing and Community Services Department Revenue Bonds 2,260 6.500 07/01/54 2,497
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds 2,000 3.000 09/01/44 1,647
Washington and Multnomah Counties School District No. 48J Beaverton General
Obligation Unlimited 3,500
Zero
coupon 06/15/42 1,680

See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Clackamas and Yamhill Counties School District No. 88J General
Obligation Unlimited 2,900
Zero
coupon 06/15/42 1,340
39,593
Pennsylvania - 3.5%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 504
Adams County General Authority Revenue Bonds 495 5.000 06/01/34 540
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 319
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 385
Allegheny County Airport Authority Revenue Bonds (µ) 2,000 5.250 01/01/36 2,197
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/37 1,477
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/38 1,471
Allegheny County Airport Authority Revenue Bonds (µ) 2,500 5.250 01/01/39 2,716
Allegheny County Airport Authority Revenue Bonds (µ) 2,355 5.250 01/01/40 2,548
Allegheny County Airport Authority Revenue Bonds (µ) 2,750 5.500 01/01/41 3,014
Allegheny County Airport Authority Revenue Bonds (µ) 3,100 5.500 01/01/43 3,385
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 835 5.000 10/15/27 844
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 870 5.000 10/15/28 879
Allegheny County Higher Education Building Authority Revenue Bonds (~)(ae)(Ê) 750 2.838 02/01/33 744
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 708
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 296
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 76
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 520 5.000 05/01/27 530
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 733
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 6,600 5.000 05/01/42 6,627
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,400
Borough of Punxsutawney PA General Obligation Limited (µ) 1,000 5.250 12/01/55 1,020
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 51
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 52
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 80
Bucks County Industrial Development Authority Revenue Bonds 250 5.000 10/01/30 254
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 101
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 396
Butler County General Authority Revenue Bonds (~)(µ)(Ê) 15,985 3.348 10/01/34 15,089
Cheltenham Township Industrial Development Authority Revenue Bonds 2,160 5.000 04/01/34 2,234
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,280 5.000 10/15/32 2,280
Chester County Industrial Development Authority Revenue Bonds 625 5.125 10/15/37 600
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 968
Chester County Industrial Development Authority Revenue Bonds 375 5.250 10/15/47 329
Chester County Industrial Development Authority Special Assessment (Þ) 72 4.375 03/01/28 73
Chester County School Authority Revenue Bonds 500 5.000 04/01/44 523
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 94
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 89
City of Philadelphia Redevelopment Authority Revenue Bonds 1,000 5.000 11/01/42 1,096
City of Philadelphia Redevelopment Authority Revenue Bonds 725 5.000 09/01/43 776
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 981
City of York General Obligation Unlimited 955 5.000 11/15/26 961
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 361
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,926
Coatesville School District General Obligation Limited 2,940 5.250 11/15/42 3,232

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth Financing Authority Revenue Bonds (µ) 11,600 4.000 06/01/39 11,505
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,728
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,158
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,698
County of Allegheny General Obligation Unlimited 2,205 5.000 11/01/41 2,217
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 941
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,028
Doylestown Hospital Authority Revenue Bonds (Þ) 490 5.000 07/01/31 505
Haverford Township School District General Obligation Limited 900 5.000 03/15/43 953
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 788
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,296
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 310
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,210
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 178
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 155
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,276
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 636
Monroe County Industrial Development Authority Tax Allocation 175 5.000 07/01/31 185
Monroe County Industrial Development Authority Tax Allocation 810 5.000 07/01/33 832
Montgomery County Higher Education and Health Authority Revenue Bonds 450 4.000 09/01/38 438
Montgomery County Higher Education and Health Authority Revenue Bonds 1,000 4.000 09/01/39 962
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,691
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,508
Montgomery County Industrial Development Authority Revenue Bonds 610 5.000 11/15/42 635
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,792
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 458
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 5.250 06/30/36 1,131
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 155
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,418
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,325
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.250 10/01/40 1,049
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.000 12/15/40 1,139
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,000 5.500 06/30/41 1,069
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 5.000 12/15/42 1,616
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 3,500 2.875 06/01/49 3,499
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(µ)(Ê) 15,700 3.350 05/15/53 15,700
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 12,670 3.450 11/01/61 12,670
Pennsylvania Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,950 2.650 09/01/29 1,930
Pennsylvania Housing Finance Agency Revenue Bonds 997 4.900 06/01/41 1,053
Pennsylvania Housing Finance Agency Revenue Bonds 2,968 3.000 10/01/51 2,886
Pennsylvania Housing Finance Agency Revenue Bonds 1 5.750 10/01/53 1
Pennsylvania Housing Finance Agency Revenue Bonds 920 6.000 10/01/54 990
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 6.250 10/01/56 1,117
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 3,140 5.250 12/01/44 3,259
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 791
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 788
Pennsylvania Turnpike Commission Revenue Bonds 800 5.250 06/01/47 809
Pennsylvania Turnpike Commission Revenue Bonds 2,785 5.250 12/01/47 2,958
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 422
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 825 4.500 06/15/29 830
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 142
Philadelphia Authority for Industrial Development Revenue Bonds 235 5.000 06/15/32 241
Philadelphia Authority for Industrial Development Revenue Bonds 1,000 6.000 06/01/45 1,083
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 505

See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Housing Authority Revenue Bonds 3,670 5.250 03/01/39 4,050
Philadelphia Housing Authority Revenue Bonds 3,000 5.250 03/01/40 3,289
Philadelphia Housing Authority Revenue Bonds 4,000 5.250 03/01/41 4,357
Philadelphia Housing Authority Revenue Bonds 6,000 5.000 03/01/43 6,305
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 660 5.000 06/15/27 665
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/15/29 447
Philadelphia Industrial Development Authority Revenue Bonds (µ) 510 5.000 12/01/29 521
Philadelphia Industrial Development Authority Revenue Bonds (Þ) 245 5.000 06/15/33 249
Philadelphia Industrial Development Authority Revenue Bonds 2,375 5.000 06/01/40 2,459
Philadelphia Industrial Development Authority Revenue Bonds 1,820 5.500 07/01/53 1,948
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,602
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/34 510
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 316
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 751
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 596
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 579
Southcentral Pennsylvania General Authority Revenue Bonds 150 4.000 06/01/44 145
State Public School Building Authority Revenue Bonds (µ) 3,500 5.000 06/01/32 3,525
State Public School Building Authority Revenue Bonds 275 5.000 05/15/40 295
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,691
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,008
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,055
Westmoreland County Industrial Development Authority Revenue Bonds 700 5.000 07/01/28 722
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 290
230,503
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited 27,341 5.625 07/01/27 27,813
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,446
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,183
Commonwealth of Puerto Rico General Obligation Unlimited 4,805
Zero
coupon 07/01/33 3,486
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,609
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,138
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,022
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,502
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,903
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 803
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,752
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,024
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,842
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,220
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 7,400 5.000 07/01/47 7,311
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 6,420 3.162 07/01/29 5,970
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 226
Puerto Rico Electric Power Authority Revenue Bonds (µ) 200 4.750 07/01/33 195
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 250 5.000 07/01/32 264
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 850 5.000 08/01/27 850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,049
Zero
coupon 07/01/27 2,932
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,441
Zero
coupon 07/01/29 4,017

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 14,503
Zero
coupon 07/01/31 12,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700
Zero
coupon 07/01/33 1,308
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,843
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 75,300 4.329 07/01/40 74,044
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 12,443 4.550 07/01/40 12,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450
Zero
coupon 07/01/46 510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 587
207,722
Rhode Island - 0.2%
Providence Public Building Authority Revenue Bonds (µ) 115 5.875 06/15/26 115
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/44 534
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 205
Rhode Island Health and Educational Building Corp. Revenue Bonds (ae) 1,250 5.000 05/15/29 1,251
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,265 5.000 05/15/31 2,439
Rhode Island Health and Educational Building Corp. Revenue Bonds (µ) 200 5.000 07/01/45 205
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,290
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 675 5.000 10/01/42 700
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 776
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,461
14,976
South Carolina - 1.2%
Clemson University Revenue Bonds 1,000 5.000 05/01/41 1,111
Clemson University Revenue Bonds 2,750 5.000 05/01/55 2,860
Greenville County School District General Obligation Unlimited Notes 13,225 5.000 06/29/26 13,268
Medical University Hospital Authority Revenue Bonds 1,790 5.000 11/15/37 1,936
Medical University Hospital Authority Revenue Bonds 2,350 5.250 11/15/42 2,530
Medical University Hospital Authority Revenue Bonds 2,705 5.250 11/15/46 2,843
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 5,150 4.352 02/01/54 4,700
Piedmont Municipal Power Agency Revenue Bonds (µ) 4,785
Zero
coupon 01/01/27 4,674
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 549
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 185
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,826
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 609
South Carolina Jobs-Economic Development Authority Revenue Bonds 735 5.250 11/01/44 793
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,026
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/62 2,524
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,557
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,100
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 202
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 3,989
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,854
South Carolina Public Service Authority Revenue Bonds 2,035 5.000 12/01/41 2,218
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,873
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,432
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,630
South Carolina State Housing Finance and Development Authority Revenue Bonds 3,510 4.600 07/01/49 3,430
South Carolina State Housing Finance and Development Authority Revenue Bonds 995 5.000 07/01/50 1,013
South Carolina State Housing Finance and Development Authority Revenue Bonds 6,650 6.500 07/01/55 7,530
South Carolina State Housing Finance and Development Authority Revenue Bonds 1,120 6.000 07/01/56 1,245
80,507

See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Dakota - 0.2%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 652
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,767
County of Lincoln Revenue Bonds 100 4.000 08/01/41 90
South Dakota Housing Development Authority Revenue Bonds 1,960 6.250 11/01/55 2,173
South Dakota Housing Development Authority Revenue Bonds 2,490 6.500 11/01/55 2,805
South Dakota Housing Development Authority Revenue Bonds 4,500 6.000 11/01/56 5,046
South Dakota Housing Development Authority Revenue Bonds 1,000 6.250 11/01/56 1,101
13,634
Tennessee - 1.3%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 600 5.000 10/01/26 600
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 2,000 5.000 08/01/31 2,096
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,760
City of Murfreesboro General Obligation Unlimited 1,415 3.000 06/01/33 1,360
Dickson Health and Educational Facilities Board Revenue Bonds (~)(Ê) 2,000 3.050 04/01/44 2,001
Greenville Health and Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 664
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 6,729 5.000 07/01/27 6,750
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,326
Knox County Health Educational and Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,771
Knox County Health Educational and Housing Facility Board Revenue Bonds (µ) 250 5.500 07/01/54 261
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (ae) 2,210 5.000 07/01/35 2,212
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 1,000 5.000 07/01/37 1,125
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 4,500 5.000 07/01/40 4,916
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 265 3.650 10/01/46 268
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,500 5.000 07/01/37 1,646
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,750 5.000 07/01/38 2,999
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,125 5.000 07/01/39 1,220
Metropolitan Nashville Airport Authority (The) Revenue Bonds 4,125 5.000 07/01/40 4,459
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,250 5.000 07/01/41 2,422
Metropolitan Nashville Airport Authority (The) Revenue Bonds 3,675 5.000 07/01/42 3,938
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,000 5.000 07/01/43 2,120
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (µ) 9,200 5.000 06/01/35 10,186
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,001
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 730 5.000 09/01/44 782
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/49 7,803
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 10/01/54 2,890
Tennessee Energy Acquisition Corp. Revenue Bonds 2,595 5.000 12/01/35 2,746
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,638
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,392
87,482
Texas - 10.5%
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 432
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,095
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 511
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 798
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 752
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,254
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 661

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,352
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 605
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,077
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 547
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,209
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 193
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 643
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 210
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 137
Austin Community College District General Obligation Limited 750 5.250 08/01/53 786
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,547
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,623
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,751
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,451
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 1,000 2.650 03/01/29 989
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/10/45 834
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/54 1,019
Cedar Port Navigation and Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,358
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 150
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,271
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/42 4,283
City of Anna Special Assessment Revenue Bonds (Þ) 314 4.875 09/15/30 319
City of Anna Special Assessment Revenue Bonds (Þ) 825 4.500 09/15/35 831
City of Anna Special Assessment Revenue Bonds (Þ) 705 5.625 09/15/45 721
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,736
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,366
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,204
City of Austin Airport System Revenue Bonds 500 5.000 11/15/35 558
City of Austin Airport System Revenue Bonds 275 5.000 11/15/36 305
City of Austin Airport System Revenue Bonds 535 5.000 11/15/37 590
City of Austin Airport System Revenue Bonds 10,000 5.000 11/15/38 10,942
City of Austin Airport System Revenue Bonds 3,645 5.000 11/15/39 3,969
City of Austin Airport System Revenue Bonds 3,825 5.000 11/15/44 4,017
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 829
City of Austin Special Assessment Revenue Bonds (Þ) 391 4.250 11/01/32 391
City of Austin Special Assessment Revenue Bonds (Þ) 700 4.125 11/01/34 696
City of Austin Water and Wastewater System Revenue Bonds 700 5.000 11/15/38 767
City of Austin Water and Wastewater System Revenue Bonds 500 5.000 11/15/39 546
City of Austin Water and Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,087
City of Austin Water and Wastewater System Revenue Bonds 2,000 5.000 11/15/43 2,202
City of Beaumont Waterworks and Sewer System Revenue Bonds (µ) 550 5.000 09/01/41 591
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 978
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,143
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,143
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,142
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,189
City of Carrollton General Obligation Limited 450 5.000 08/15/38 489
City of Celina Special Assessment Revenue Bonds (Þ) 134 4.375 09/01/27 135
City of Celina Special Assessment Revenue Bonds (Þ) 88 4.500 09/01/27 88
City of Celina Special Assessment Revenue Bonds (Þ) 50 3.625 09/01/30 49
City of Celina Special Assessment Revenue Bonds (Þ) 460 4.375 09/01/30 465
City of Celina Special Assessment Revenue Bonds (Þ) 116 5.000 09/01/30 119
City of Celina Special Assessment Revenue Bonds (Þ) 150 4.375 09/01/31 150
City of Celina Special Assessment Revenue Bonds (Þ) 140 4.625 09/01/31 142

See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment Revenue Bonds 350 5.000 09/01/34 376
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 568
City of Celina Special Assessment Revenue Bonds 286 5.000 09/01/37 303
City of Celina Special Assessment Revenue Bonds 492 5.000 09/01/38 519
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,050
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 208
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 766
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,506
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,666
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,499
City of College Station General Obligation Limited 1,295 2.125 02/15/40 971
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,778
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,467
City of Corpus Christi Utility System Revenue Bonds (µ) 2,000 5.000 07/15/34 2,253
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment Revenue Bonds (Þ) 600 4.000 09/15/31 600
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 416
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,057
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,109
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,405
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/27 206
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/28 962
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.050 08/01/30 999
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 350 5.000 07/01/42 355
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/43 667
City of Dayton Special Assessment Revenue Bonds (Þ) 250 4.125 09/01/35 245
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,613
City of Dripping Springs Special Assessment (Þ) 364 4.500 09/01/30 367
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 380
City of Dripping Springs Special Assessment 300 4.250 09/01/35 296
City of Ennis TX Special Assessment Revenue Bonds (Þ) 602 4.125 09/15/35 589
City of Fate Special Assessment Revenue Bonds (Þ) 124 3.750 08/15/27 124
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,082
City of Fort Worth Special Assessment Revenue Bonds (Þ) 1,000 5.000 09/01/32 989
City of Fort Worth Special Assessment Revenue Bonds (µ) 995 5.000 09/01/44 1,019
City of Fort Worth Water and Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,712
City of Galveston Wharves and Terminal Revenue Bonds 630 5.000 08/01/39 674
City of Galveston Wharves and Terminal Revenue Bonds 550 5.250 08/01/40 594
City of Galveston Wharves and Terminal Revenue Bonds 700 5.250 08/01/41 755
City of Galveston Wharves and Terminal Revenue Bonds 750 5.250 08/01/42 805
City of Galveston Wharves and Terminal Revenue Bonds 600 5.250 08/01/43 640
City of Galveston Wharves and Terminal Revenue Bonds 675 5.250 08/01/44 714
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/41 541
City of Garland Water and Sewer System Revenue Bonds 650 5.000 03/01/38 720
City of Garland Water and Sewer System Revenue Bonds 555 5.000 03/01/39 611
City of Garland Water and Sewer System Revenue Bonds 620 5.000 03/01/40 678
City of Garland Water and Sewer System Revenue Bonds 590 5.000 03/01/41 641
City of Garland Water and Sewer System Revenue Bonds 445 5.000 03/01/42 480
City of Garland Water and Sewer System Revenue Bonds 645 5.000 03/01/44 684
City of Hackberry Special Assessment Revenue Bonds 1,710 4.625 09/01/37 1,638
City of Hackberry Special Assessment Revenue Bonds 5,113 4.500 09/01/38 4,972
City of Haslet Special Assessment Revenue Bonds (Þ) 100 2.625 09/01/26 100
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,081
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,268

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 374
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 338
City of Houston Airport System Revenue Bonds (µ) 4,730 5.000 07/01/34 5,185
City of Houston Airport System Revenue Bonds (µ) 2,850 5.000 07/01/36 3,091
City of Houston Airport System Revenue Bonds (µ) 2,000 5.000 07/01/37 2,158
City of Houston Airport System Revenue Bonds (µ) 3,000 5.000 07/01/38 3,224
City of Houston Airport System Revenue Bonds (µ) 2,600 5.250 07/01/39 2,830
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/26 1,711
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,219
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,747
City of Houston Hotel Occupancy Tax and Special Revenue Bonds (µ) 5,200 5.000 09/01/46 5,502
City of Hutto Special Assessment Revenue Bonds (Þ) 109 2.500 09/01/26 109
City of Josephine Special Assessment Revenue Bonds (Þ) 727 5.250 09/15/46 719
City of Justin Special Assessment Revenue Bonds (Þ) 570 4.625 09/01/28 575
City of Kyle Special Assessment Revenue Bonds (Þ) 100 2.750 09/01/26 100
City of Kyle Special Assessment Revenue Bonds (Þ) 262 3.625 09/01/27 261
City of Kyle Special Assessment Revenue Bonds (Þ) 85 5.750 09/01/30 89
City of Kyle Special Assessment Revenue Bonds (Þ) 351 4.250 09/01/31 349
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 484
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 2,049
City of Laredo Waterworks and Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,776
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 203
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 352
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 362
City of Lavon Special Assessment Revenue Bonds (Þ) 207 4.250 09/15/31 209
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 918
City of Lavon Special Assessment Revenue Bonds (Þ) 1,100 5.750 09/15/45 1,138
City of Liberty Special Assessment Revenue Bonds 823 4.000 09/01/33 797
City of Lowry Crossing Special Assessment (Þ) 531 4.250 09/15/30 533
City of Lowry Crossing Special Assessment (Þ) 320 4.750 09/15/35 325
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,962
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 235
City of Manor Special Assessment Revenue Bonds (Þ) 310 6.000 09/15/36 316
City of Mesquite Special Assessment Revenue Bonds (Þ) 185 4.750 09/01/28 187
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 600
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 783
City of Mesquite Waterworks and Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,105
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 2.875 09/15/26 100
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 240 5.250 09/01/30 247
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 310
City of Pilot Point Special Assessment Revenue Bonds (Þ) 269 4.875 09/15/27 272
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 516
City of Plano Waterworks and Sewer System Revenue Bonds 1,190 5.000 05/01/38 1,328
City of Plano Waterworks and Sewer System Revenue Bonds 1,250 5.000 05/01/39 1,390
City of Princeton Special Assessment Revenue Bonds (Þ) 111 3.750 09/01/27 111
City of Princeton Special Assessment Revenue Bonds (Þ) 225 4.375 09/01/28 227
City of Princeton Special Assessment Revenue Bonds (Þ) 619 4.250 09/01/30 621
City of Princeton Special Assessment Revenue Bonds (Þ) 289 5.500 09/01/30 298
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 199
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 119
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 278
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 303
City of Royse Special Assessment Revenue Bonds (Þ) 172 5.500 09/15/30 177
City of Royse Special Assessment Revenue Bonds (Þ) 598 4.375 09/15/32 601

See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 158
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 400 5.375 09/15/44 392
City of Royse Special Assessment Revenue Bonds (Þ) 606 5.750 09/15/45 625
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 667
City of San Antonio Electric and Gas Systems Revenue Bonds 900 5.000 02/01/41 994
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 10,000 2.900 02/01/55 9,940
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 4,500 3.000 02/01/55 4,492
City of San Antonio Electric and Gas Systems Revenue Bonds (~)(ae)(Ê) 1,775 3.150 02/01/55 1,781
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 232
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,337
City of Waxahachie Special Assessment (Þ) 205 4.875 08/15/27 207
City of Wharton Special Assessment Revenue Bonds (Þ) 530 4.375 09/15/32 535
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 244
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,501
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,481
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 211
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,074
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 819
Clifton Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 4.000 02/15/55 1,032
Club Municipal Management District No. 1 Special Assessment (Þ) 41 2.500 09/01/26 41
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 399
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,725 5.250 09/01/30 1,823
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,603
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,547
Comal Independent School District General Obligation Unlimited 1,000 3.000 02/15/40 899
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 218
County of Bastrop Special Assessment Revenue Bonds (Þ) 311 4.375 09/01/30 313
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 1,001
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,300
County of Montgomery Special Assessment 453 4.375 09/15/32 455
County of Travis General Obligation Limited 160 4.000 03/01/43 159
County of Travis General Obligation Unlimited 185 4.000 03/01/44 182
County of Wise General Obligation Limited 220 5.000 02/15/27 224
County of Wise General Obligation Limited 210 5.000 02/15/28 218
Crandall Economic Development Corp. Revenue Bonds (µ) 275 5.000 08/15/40 293
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,385
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 390 5.000 08/15/35 411
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 371
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 500 5.000 08/15/40 519
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 578
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 800 5.000 08/15/47 810
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,286
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,386
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,005
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,514
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,203
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,265
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,328

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denton Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,895 4.000 08/15/55 5,036
Eagle Mountain and Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/50 609
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 785
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 814
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 781
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 123
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 92
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 803
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,025
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 501
El Paso Independent School District General Obligation Unlimited 2,000 5.000 08/15/35 2,266
El Paso Independent School District General Obligation Unlimited 3,500 5.000 08/15/36 3,960
El Paso Independent School District General Obligation Unlimited 4,500 5.000 08/15/37 5,028
El Paso Independent School District General Obligation Unlimited 3,340 5.000 08/15/38 3,717
El Paso Independent School District General Obligation Unlimited 4,510 5.000 08/15/39 4,967
Forney Independent School District General Obligation Unlimited 1,000 5.000 08/15/40 1,109
Forney Independent School District General Obligation Unlimited 1,000 5.250 08/15/43 1,111
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,485 6.000 03/01/29 1,563
Fort Bend County Municipal Utility District No. 182 General Obligation Unlimited
(µ) 1,590 2.750 09/01/42 1,239
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/54 6,849
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 363
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 632
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,104
FW Ramble Public Facility Corp. Revenue Bonds 1,000 4.000 10/01/35 987
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 6,937
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 5,905 5.000 05/15/50 6,398
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 12,000 3.450 12/01/60 12,000
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 2,960 6.500 09/01/29 3,144
Harris County Municipal Utility District No. 490 General Obligation Unlimited (µ) 1,000 4.500 03/01/46 999
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,079
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 103
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/28 104
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/29 122
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/30 124
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/31 109
Hays Consolidated Independent School District General Obligation Unlimited 2,000 5.000 02/15/39 2,233
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 721
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,424
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,603
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,546
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/48 1,057
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 2,865 3.450 11/01/38 2,865
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 790 3.450 05/01/46 790
Industrial Development Corp. of Lower Neches Valley Authority Revenue Bonds (~)
(Ê) 2,925 3.450 11/01/51 2,925
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 695
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 350 4.375 09/01/30 353
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/44 1,211

See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 252
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,110
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 494
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,580
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,028
La Feria Independent School District General Obligation Unlimited 650 5.000 02/15/41 713
La Feria Independent School District General Obligation Unlimited 550 5.000 02/15/43 595
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,257
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,661
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,832
Lubbock Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 1,500 2.800 03/01/29 1,490
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 993
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,796
Medina Valley Independent School District General Obligation Unlimited (~)(ae)(Ê) 755 2.850 02/15/49 750
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/29 2,006
Mission Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,000 2.875 07/01/40 1,000
Mission Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 2,500 2.875 05/01/46 2,499
Mission Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,575 5.000 12/01/64 1,630
Mitchell County Hospital District General Obligation Limited 55 5.250 02/15/30 55
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 54
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,372
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,341
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 915
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,207
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 265
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 176
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 255
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 921
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 306
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 225
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,174
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 193
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,161
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 198
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 424
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,250 5.250 08/15/40 2,529
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 328
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,000 5.250 08/15/42 5,574
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 691
North Central Texas Housing Finance Corp. Revenue Bonds 1,000 5.250 07/01/57 1,061
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,507
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,568

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Municipal Water District Water System Revenue Bonds 4,000 5.000 09/01/32 4,505
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,013
North Texas Tollway Authority Revenue Bonds (µ) 1,000
Zero
coupon 01/01/36 709
North Texas Tollway Authority Revenue Bonds 3,930
Zero
coupon
01/01/37 2,644
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,900
North Texas Tollway Authority Revenue Bonds (µ) 1,085
Zero
coupon 01/01/38 693
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 50
North Texas Tollway Authority Revenue Bonds 7,925 4.000 01/01/44 7,614
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 980 3.000 08/01/53 980
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,955 3.450 08/01/54 1,965
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,770
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,315
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,652
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 651
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,698
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,075
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 426
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 02/15/51 711
Port Arthur Housing Authority Revenue Bonds 6,925 3.900 04/01/36 6,962
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 02/15/52 761
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,802
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 527
Reagan Hospital District of Reagan County General Obligation Limited 315 5.000 02/01/29 315
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,480
Round Rock Independent School District General Obligation Unlimited (~)(ae)(Ê) 3,065 5.000 08/01/46 3,355
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 705
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/28 684
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/29 420
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/50 693
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 758
Sherman Independent School District General Obligation Unlimited 2,850 5.000 02/15/39 3,182
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,167
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/28 1,042
South Manvel Development Authority Tax Allocation 190 4.500 04/01/30 192
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 326
South Manvel Development Authority Tax Allocation 270 4.500 04/01/39 272
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 55 4.000 09/01/34 56
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 1,300 5.000 09/01/33 1,329
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 85 4.000 09/01/36 87
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,040
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,352
State of Texas General Obligation Unlimited (~)(ae)(Ê) 13,100 2.800 10/01/41 12,962
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/46 906
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 201
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 308
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 365
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 189
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 4,650 5.000 11/15/40 5,138
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 5.000 11/15/41 1,103
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 316
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/15/51 3,293
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 5,860 5.000 11/15/55 6,467

See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 10,500 5.000 11/15/64 11,504
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,448
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/29 1,997
Texas Department of Housing and Community Affairs Revenue Bonds 5,790 3.500 07/01/52 5,746
Texas Department of Housing and Community Affairs Revenue Bonds 7,990 5.500 09/01/52 8,476
Texas Department of Housing and Community Affairs Revenue Bonds 14,860 5.500 07/01/53 15,875
Texas Department of Housing and Community Affairs Revenue Bonds 5,865 5.750 01/01/56 6,405
Texas Department of Housing and Community Affairs Revenue Bonds 4,000 6.250 01/01/56 4,462
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds 740 6.250 12/15/26 754
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 19,710 3.287 09/15/27 19,301
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 525 4.170 09/15/27 518
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,489
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,819
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds 13,155 5.000 04/01/36 13,711
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds (~)(ae)(Ê) 15,500 5.000 01/01/55 16,383
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,309
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,138
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,433
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 500
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 658
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 545
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 543
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,201
Texas Water Development Board Revenue Bonds 4,080 4.000 10/15/43 3,979
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,912
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 732
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 725
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 550
Travis County Development Authority Special Assessment (Þ) 492 4.500 09/01/31 496
Travis County Development Authority Special Assessment (Þ) 497 4.250 09/01/32 499
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 307
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 604
Travis County Development Authority Special Assessment 688 5.000 09/01/44 690
Travis County Housing Finance Corp. Revenue Bonds 1,986 2.350 07/01/42 1,437
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 01/01/59 729
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 139
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 823
Viridian Municipal Management District Special Assessment 316 3.750 12/01/27 312
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,871
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 491
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,033
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 583
Westpointe Special Improvement District General Obligation Limited (µ) 1,055 5.000 08/15/45 1,085
Westpointe Special Improvement District General Obligation Limited (µ) 2,090 5.000 08/15/49 2,123
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 274
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 298
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 936
Westside 211 Special Improvement District General Obligation Limited (µ) 400 5.000 08/15/40 416
Westside 211 Special Improvement District General Obligation Limited (µ) 500 5.000 08/15/45 511
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,002
692,435
Utah - 1.5%
Black Ridge Infrastructure Financing District Special Assessment 3,090 5.500 12/01/40 2,981
City of Salt Lake Airport Revenue Bonds 1,500 5.000 07/01/43 1,529

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,496
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,367
Copper Rim Infrastructure Financing District Special Assessment (Þ) 340 6.125 12/01/54 349
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,536
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,150 5.000 06/01/35 1,278
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.000 06/01/36 1,748
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,000 5.000 06/01/37 1,093
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,605 5.000 06/01/39 1,736
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 2,855 5.250 06/01/41 3,166
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 825 5.250 06/01/42 897
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 4,000 5.250 06/01/44 4,383
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,418
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,769
Intermountain Power Agency Revenue Bonds 1,610 5.000 07/01/39 1,754
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,294
Intermountain Power Agency Revenue Bonds 1,385 5.000 07/01/42 1,473
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/43 814
Intermountain Power Agency Revenue Bonds 3,365 5.250 07/01/43 3,633
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,822
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 6.250 06/01/55 517
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 516
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,600
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 233
Point Phase 1 Public Infrastructure District No. 1 Revenue Bonds 1,000 5.125 03/01/35 1,053
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 455 3.400 02/01/28 457
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/43 566
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 2.650 03/01/45 1,976
Utah Housing Corp. Revenue Bonds 3,280 6.500 07/01/55 3,647
Utah Housing Corp. Revenue Bonds 8,050 6.750 07/01/55 9,269
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,352
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 162
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 254
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,681
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,824
Utah Infrastructure Agency Revenue Bonds 2,585 5.500 10/15/33 2,803
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,002
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 985
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,418
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,227
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 906
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,110
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,363
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,000
Utah Transit Authority Revenue Bonds 2,475 5.000 12/15/43 2,712
100,169
Vermont - 0.0%
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 941
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 750 4.375 06/01/52 756
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 499
Vermont Housing Finance Agency Revenue Bonds 263 4.750 11/01/48 264
2,460
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,038
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,160
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,283

See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,235
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 554
Virgin Islands Public Finance Authority Revenue Bonds (µ) 580 5.000 10/01/32 585
Virgin Islands Transportation and Infrastructure Corp. Revenue Bonds 1,000 5.000 09/01/43 1,069
31,924
Virginia - 1.6%
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 2,125 2.950 09/01/49 2,118
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/53 1,389
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 373
Ballston Quarter Community Development Authority Tax Allocation 916
Zero
coupon 03/01/59 822
Chesapeake Bay Bridge and Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,764
Chesapeake Redevelopment and Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 850
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 995
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,770
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 6,721 4.640 10/25/40 6,912
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,864 4.760 08/25/41 15,260
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,982 4.837 03/25/42 15,888
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,031
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 819
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 761
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,016
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,099
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 11/01/35 4,276
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 801
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 33
Salem Economic Development Authority Revenue Bonds 400 5.500 04/01/45 423
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 829
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 372
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 123
Virginia College Building Authority Revenue Bonds 300 6.000 06/01/50 322
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,117
Virginia Housing Development Authority Revenue Bonds 1,100 4.150 07/01/41 1,083
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 959
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,184
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,747
Virginia Small Business Financing Authority Revenue Bonds 510 5.000 10/01/36 570
Virginia Small Business Financing Authority Revenue Bonds 550 5.000 10/01/37 614
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,240
Winchester Economic Development Authority Revenue Bonds 275 5.000 01/01/40 300
Winchester Economic Development Authority Revenue Bonds 1,035 5.000 01/01/41 1,124
Winchester Economic Development Authority Revenue Bonds 420 5.000 01/01/42 454
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 3,500 3.125 10/01/40 3,502
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 11/01/40 11,596
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,368
102,956
Washington - 1.6%
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,869
City of Kent General Obligation Limited 1,375 5.000 12/01/41 1,536
City of Seattle Drainage and Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,641
City of Seattle Drainage and Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,898
City of Seattle Drainage and Wastewater Revenue Bonds 500 4.000 09/01/37 516
City of Tacoma Electric System Revenue Bonds 1,645 5.250 01/01/50 1,761

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of King Sewer Revenue Bonds (~)(ae)(Ê) 14,275 3.850 01/01/40 14,161
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,802
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 3,045
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,689
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,640
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,174
Energy Northwest Revenue Bonds 2,825 5.000 07/01/42 3,108
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,153
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 538
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 674
Pierce County School District No. 403 Bethel General Obligation Unlimited 2,020 5.000 12/01/42 2,206
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/43 1,409
Port of Seattle General Obligation Limited 7,630 5.000 06/01/43 8,132
Port of Seattle Revenue Bonds 4,000 5.000 08/01/36 4,305
Port of Seattle Revenue Bonds 5,495 4.000 08/01/47 4,862
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 964
State of Washington General Obligation Unlimited 2,000 5.000 02/01/38 2,287
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 5,016
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,873
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,331
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,275
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,317
University of Washington Revenue Bonds 1,500 3.125 07/01/42 1,309
Washington Health Care Facilities Authority Revenue Bonds 1,275 5.000 08/01/38 1,303
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/42 1,532
Washington Health Care Facilities Authority Revenue Bonds (~)(µ)(ae)(Ê) 2,000 5.000 08/15/55 2,114
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 3,028
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,904
Washington State Convention Center Public Facilities District Revenue Bonds 500 5.000 07/01/43 504
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,100 4.200 07/01/30 1,103
Washington State Housing Finance Commission Revenue Bonds (Þ) 625 4.500 07/01/30 625
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,450 4.500 07/01/31 1,453
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,250 5.000 07/01/36 1,362
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,500 5.000 07/01/37 1,614
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 277
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 229
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 2,981 4.080 11/20/41 2,874
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,705 4.221 03/01/50 3,612
106,025
West Virginia - 0.6%
County of Ohio Special District Excise Tax Revenue Bonds (µ) 1,500 5.250 06/01/45 1,604
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 145 7.000 06/01/43 153
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,923
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,175 3.375 03/01/40 4,179
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 3.700 12/01/42 1,511
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,491
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 395
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 760
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 501
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 231
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 270
West Virginia Hospital Finance Authority Revenue Bonds 3,270 5.000 06/01/37 3,577
West Virginia Hospital Finance Authority Revenue Bonds 4,000 5.000 06/01/39 4,331
West Virginia Hospital Finance Authority Revenue Bonds 2,000 5.000 06/01/40 2,156

See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,866
West Virginia Hospital Finance Authority Revenue Bonds 2,730 5.250 06/01/43 2,945
West Virginia Hospital Finance Authority Revenue Bonds 3,000 5.250 06/01/44 3,210
West Virginia Hospital Finance Authority Revenue Bonds 1,750 5.250 06/01/45 1,855
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 400 5.000 08/01/27 408
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,011
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,011
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,692
39,080
Wisconsin - 2.4%
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,544
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,036
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,515
Public Finance Authority Revenue Bonds 790 4.000 01/01/29 792
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,063
Public Finance Authority Revenue Bonds 500 5.000 06/01/30 522
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 444
Public Finance Authority Revenue Bonds (Þ) 1,175 4.000 04/01/32 1,174
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 442
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds (Þ) 500 4.000 07/15/33 489
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 817
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,284
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,025
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 185 5.000 07/01/35 190
Public Finance Authority Revenue Bonds (Þ) 200 5.000 12/01/35 201
Public Finance Authority Revenue Bonds (Þ) 130 5.000 12/15/35 134
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 41
Public Finance Authority Revenue Bonds (Þ) 7,775
Zero
coupon 12/15/36 3,949
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 29
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 265
Public Finance Authority Revenue Bonds 620 4.000 11/15/37 608
Public Finance Authority Revenue Bonds 1,775 5.200 12/01/37 1,810
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 34
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 66
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 103
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 230
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 405
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,314
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 129
Public Finance Authority Revenue Bonds 605 5.000 06/01/40 617
Public Finance Authority Revenue Bonds (Þ) 1,500 5.500 06/01/40 1,575
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 423
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 33
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Public Finance Authority Revenue Bonds (~)(Ê) 4,995 4.126 01/20/41 4,806
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,963
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 112
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 65

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 635 4.000 10/01/41 671
Public Finance Authority Revenue Bonds 370 5.250 06/01/45 372
Public Finance Authority Revenue Bonds 475 5.250 06/15/45 493
Public Finance Authority Revenue Bonds (Þ) 325 6.500 06/15/45 324
Public Finance Authority Revenue Bonds (Þ) 2,585 6.000 11/15/45 2,572
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 256
Public Finance Authority Revenue Bonds (Þ) 200 6.000 12/15/45 207
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,122
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 731
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 587
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/39 269
Racine Unified School District General Obligation Unlimited (µ) 585 5.000 04/01/40 627
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/41 374
State of Wisconsin General Obligation Unlimited 650 5.000 05/01/30 691
State of Wisconsin General Obligation Unlimited 4,035 5.000 05/01/31 4,360
State of Wisconsin General Obligation Unlimited 325 5.000 05/01/32 359
State of Wisconsin General Obligation Unlimited 135 5.000 05/01/33 149
State of Wisconsin General Obligation Unlimited 1,225 5.000 05/01/34 1,365
State of Wisconsin General Obligation Unlimited 100 5.000 05/01/35 112
University of Wisconsin Hospitals and Clinics Revenue Bonds 1,060 5.000 04/01/36 1,098
University of Wisconsin Hospitals and Clinics Revenue Bonds (~)(Ê) 10,875 3.450 04/01/54 10,875
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 2,605 5.000 08/01/27 2,613
Wisconsin Health and Educational Facilities Authority Revenue Bonds 435 4.200 08/15/28 435
Wisconsin Health and Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health and Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 123
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 263
Wisconsin Health and Educational Facilities Authority Revenue Bonds 8,075 4.000 11/15/39 8,022
Wisconsin Health and Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 124
Wisconsin Health and Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 518
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/42 1,542
Wisconsin Health and Educational Facilities Authority Revenue Bonds 155 6.375 07/01/45 163
Wisconsin Health and Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 110
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 42,755 3.450 02/15/50 42,755
Wisconsin Health and Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,038
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 400 3.270 08/15/54 398
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,710 5.000 08/15/54 2,782
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 2,045 6.000 03/01/55 2,203
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 9,500 5.750 09/01/56 10,408
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/27 4,823
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 2,037
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,630 6.000 09/01/54 2,830
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,000 3.100 11/01/56 3,984
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/58 2,010
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,014
157,539
Wyoming - 0.2%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 6,450
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,656
Wyoming Community Development Authority Revenue Bonds 5,695 5.750 06/01/53 5,974
14,080
Total Municipal Bonds
(cost $6,465,245) 6,515,855
Short-Term Investments - 0.0%

See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
U.S. Cash Management Fund (@) 83 (∞) —
Total Short-Term Investments
(cost $—) —
Total Investments - 99.1%
(identified cost $6,465,245) 6,515,855
Other Assets and Liabilities, Net - 0.9%
56,072
Net Assets - 100.0%
6,571,927

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.6%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 520,000 100.44 522
530
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 6,600,000 98.82 6,537
6,627
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.40 735
733
Arizona Industrial Development Authority Revenue Bonds 04/15/21 185,000 101.51 188
174
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,231
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.28 248
251
Arkansas Development Finance Authority Revenue Bonds 03/19/26 13,090,000 100.00 13,090
13,032
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.49 766
752
Artisan Lakes East Community Development District Special Assessment 06/17/21 50,000 100.00 50
50
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
244
Astonia Community Development District Special Assessment 07/09/21 45,000 100.00 45
45
Atlanta Development Authority (The) Revenue Bonds 10/16/25 1,000,000 99.50 995
1,032
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
508
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 93.83 1,952
2,017
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 445,000 99.78 444
445
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.70 498
510
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
863
Baldwin County Industrial Development Authority Revenue Bonds 02/27/26 1,915,000 98.92 1,894
1,882
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.10 255
255
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.57 127
126
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.40 99
96
California Municipal Finance Authority Revenue Bonds 05/08/25 405,000 100.00 405
413
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.76 1,028
1,001
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.78 745
783
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.70 89
86
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
101
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.71 429
433
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.62 252
224
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.52 254
241
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,070,000 99.80 1,068
1,070
California Statewide Communities Development Authority Revenue Bonds 05/15/25 775,000 100.00 775
775
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.24 232
215
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.55 264
244
Capital Projects Finance Authority Revenue Bonds 07/25/25 225,000 98.89 223
225
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
117
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.58 493
471
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.42 1,054
1,000
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.43 108
87
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.90 1,539
1,494
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.76 145
146
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.98 145
148
Capital Trust Authority Revenue Bonds 07/14/25 400,000 98.38 394
401
Chester County Industrial Development Authority Revenue Bonds 06/08/23 2,280,000 98.37 2,243
2,280
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.38 1,052
968
Chester County Industrial Development Authority Special Assessment 08/16/18 72,000 99.78 72
73
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.84 4,742
5,129
Chicago Board of Education General Obligation Unlimited 08/26/25 1,500,000 105.01 1,575
1,559
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 104.18 391
384
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 106.12 398
392
City of Anna Special Assessment Revenue Bonds 09/13/23 314,000 100.00 314
319
City of Anna Special Assessment Revenue Bonds 08/27/25 705,000 99.12 699
721
City of Anna Special Assessment Revenue Bonds 08/27/25 825,000 99.62 822
831
City of Austin Special Assessment Revenue Bonds 11/22/24 391,000 99.44 389
391
City of Austin Special Assessment Revenue Bonds 04/24/26 700,000 100.00 700
696
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.71 1,002
978
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
208
City of Celina Special Assessment Revenue Bonds 08/12/20 50,000 100.00 50
49
City of Celina Special Assessment Revenue Bonds 04/13/22 134,000 100.00 134
135
City of Celina Special Assessment Revenue Bonds 09/14/22 88,000 100.00 88
88

See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Celina Special Assessment Revenue Bonds 04/12/23 460,000 100.00 460
465
City of Celina Special Assessment Revenue Bonds 07/12/23 116,000 100.00 116
119
City of Celina Special Assessment Revenue Bonds 04/10/24 140,000 100.00 140
142
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 100.00 150
150
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 300,000 100.00 300
288
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 348,000 100.00 348
330
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 275,000 100.00 275
265
City of Chicago Lakeshore East Special Assessment Area Special
Assessment 02/16/22 325,000 100.00 325
310
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 600,000 100.00 600
600
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.62 423
416
City of Dayton Special Assessment Revenue Bonds 11/03/25 250,000 99.80 250
245
City of Dripping Springs Special Assessment 06/07/23 364,000 100.00 364
367
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
380
City of Ennis TX Special Assessment Revenue Bonds 10/22/25 602,000 99.57 599
589
City of Fate Special Assessment Revenue Bonds 04/05/22 124,000 100.00 124
124
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 104.79 1,048
901
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.29 1,527
1,387
City of Fort Lauderdale Special Assessment 02/11/22 230,000 109.00 251
237
City of Fort Lauderdale Special Assessment 02/11/22 240,000 110.66 266
249
City of Fort Lauderdale Special Assessment 02/11/22 255,000 112.13 286
267
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.07 210
213
City of Fort Worth Special Assessment Revenue Bonds 02/05/26 1,000,000 98.79 988
989
City of Garden Revenue Bonds 09/10/25 500,000 100.00 500
500
City of Haslet Special Assessment Revenue Bonds 10/19/21 100,000 100.00 100
100
City of Hutto Special Assessment Revenue Bonds 10/22/21 109,000 100.00 109
109
City of Josephine Special Assessment Revenue Bonds 04/14/26 727,000 99.01 720
719
City of Justin Special Assessment Revenue Bonds 03/27/18 570,000 100.00 570
575
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
484
City of Kyle Special Assessment Revenue Bonds 03/23/22 262,000 100.00 262
261
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.53 2,061
2,049
City of Kyle Special Assessment Revenue Bonds 10/18/23 85,000 99.62 85
89
City of Kyle Special Assessment Revenue Bonds 10/16/24 351,000 100.00 351
349
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
203
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.47 901
918
City of Lavon Special Assessment Revenue Bonds 10/16/24 207,000 100.00 207
209
City of Lavon Special Assessment Revenue Bonds 07/16/25 1,100,000 100.00 1,100
1,138
City of Lowry Crossing Special Assessment 06/11/25 531,000 100.00 531
533
City of Lowry Crossing Special Assessment 06/11/25 320,000 99.69 319
325
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.80 233
235
City of Manor Special Assessment Revenue Bonds 05/08/25 310,000 100.00 310
316
City of Mesquite Special Assessment Revenue Bonds 09/05/18 185,000 100.00 185
187
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
600
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
783
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
100
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 240,000 100.00 240
247
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.76 308
310
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
516
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 269,000 100.00 269
272
City of Princeton Special Assessment Revenue Bonds 04/24/18 225,000 100.00 225
227
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
119
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
199
City of Princeton Special Assessment Revenue Bonds 03/29/22 111,000 100.00 111
111
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
278
City of Princeton Special Assessment Revenue Bonds 02/14/23 619,000 100.00 619
621
City of Princeton Special Assessment Revenue Bonds 10/11/23 289,000 100.00 289
298
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
303
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.31 179
158
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
90
City of Royse Special Assessment Revenue Bonds 10/11/23 172,000 100.00 172
177

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Royse Special Assessment Revenue Bonds 07/10/24 400,000 99.13 397
392
City of Royse Special Assessment Revenue Bonds 07/09/25 598,000 100.00 598
601
City of Royse Special Assessment Revenue Bonds 07/09/25 606,000 99.41 602
625
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
667
City of Valparaiso Revenue Bonds 03/23/26 2,400,000 101.85 2,444
2,447
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
896
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.73 249
232
City of Waxahachie Special Assessment 05/17/22 205,000 100.00 205
207
City of Wharton Special Assessment Revenue Bonds 06/24/25 530,000 99.69 528
535
City of Wichita Revenue Bonds 04/29/26 1,000,000 99.84 998
995
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 105.91 487
508
Club Municipal Management District No. 1 Special Assessment 12/01/21 41,000 100.00 41
41
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
399
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.68 234
234
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
321
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 100,000 103.63 104
100
Copper Rim Infrastructure Financing District Special Assessment 08/28/25 340,000 100.00 340
349
Corkscrew Farms Community Development District Special Assessment 12/13/17 95,000 100.00 95
96
County of Bastrop Special Assessment Revenue Bonds 05/22/23 311,000 99.70 310
313
County of Gallatin Revenue Bonds 12/09/21 450,000 104.09 468
344
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.71 2,389
2,135
County of Gallatin Revenue Bonds 02/11/25 655,000 69.38 454
437
County of Okaloosa Revenue Bonds 09/25/25 225,000 100.00 225
233
County of Pima Industrial Development Authority (The) Revenue Bonds 10/06/22 500,000 100.52 503
538
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.78 274
276
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.72 1,201
1,250
Creek Preserve Community Development District Special Assessment 01/17/24 425,000 98.91 420
430
Curiosity Creek Community Development District Special Assessment 12/17/25 400,000 100.00 400
393
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.51 796
708
Cypress Reserve Community Development District Special Assessment 09/17/25 300,000 100.00 300
298
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,075,000 99.33 1,071
1,075
Doylestown Hospital Authority Revenue Bonds 04/15/24 490,000 101.13 496
505
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
58
DW Bayview Community Development District Special Assessment 02/05/21 10,000 100.00 10
10
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.66 60
59
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 235,000 99.92 235
238
Entrada Community Development District Special Assessment 09/23/21 370,000 99.70 369
357
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,220,000 100.47 1,226
1,252
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 105.69 159
154
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 109.81 137
126
Florida Development Finance Corp. Revenue Bonds 10/21/20 520,000 101.05 525
520
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 107.92 146
138
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 109.47 109
101
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.24 100
100
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.12 954
939
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.31 802
784
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.56 151
142
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 1,175,000 99.43 1,168
1,182
Florida Local Government Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
640
Hammock Oaks Community Development District Special Assessment 03/26/25 500,000 100.00 500
506
Harmony West Community Development District Special Assessment 06/19/18 345,000 100.00 345
352
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
632
Hills of Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
139
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.55 1,294
1,367
Illinois Finance Authority Revenue Bonds 04/03/25 155,000 101.04 157
156
Illinois Finance Authority Revenue Bonds 05/08/25 700,000 96.26 674
685
Illinois Finance Authority Revenue Bonds 04/29/26 1,800,000 100.14 1,803
1,800
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 350,000 100.00 350
353
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 350,000 100.00 350
352
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
277
Kansas City Industrial Development Authority Revenue Bonds 01/28/26 900,000 96.59 869
877
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
256
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
694

See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Lake Emma Community Development District Special Assessment 07/07/23 95,000 99.81 95
97
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.94 310
306
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
99
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 290,000 100.32 291
290
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 450,000 100.59 453
427
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.73 548
551
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.82 1,208
1,210
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 365,000 108.02 394
318
Massachusetts Development Finance Agency Revenue Bonds 10/26/22 625,000 100.91 631
644
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.38 447
454
McJunkin Parkland Community Development District Special Assessment 11/01/18 365,000 100.00 365
372
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,568
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
517
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.90 504
516
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 101.19 101
101
Mississippi Development Bank Revenue Bonds 11/07/23 175,000 99.83 175
179
Mississippi Development Bank Revenue Bonds 11/07/23 100,000 99.84 100
101
Mississippi Development Bank Revenue Bonds 05/13/25 225,000 100.02 225
230
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 145,000 99.06 144
153
Naples Reserve Community Development District Special Assessment 05/10/18 375,000 99.76 374
381
Nevada Department of Business and Industry Revenue Bonds 04/06/18 330,000 100.00 330
330
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 277,000 100.00 277
273
New Hampshire Business Finance Authority Revenue Bonds 12/04/25 1,881,000 100.00 1,881
1,881
New Hampshire Business Finance Authority Revenue Bonds 03/06/26 1,750,000 57.53 1,007
1,003
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 103.88 1,262
1,188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 90.16 410
424
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 96.46 897
915
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 99.13 511
512
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 82.18 304
328
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.35 1,003
1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.85 1,179
1,174
New Port Corners Community Development District Special Assessment 11/20/25 230,000 100.00 230
229
New York Liberty Development Corp. Revenue Bonds 07/07/20 7,160,000 97.25 6,863
7,162
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.55 679
675
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,492
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.95 742
747
Northridge Community Development District Special Assessment 05/15/25 225,000 100.00 225
227
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 109.67 1,097
1,061
Orange Branch Community Development District Special Assessment 04/29/26 725,000 100.00 725
725
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 103.86 779
750
Parish of St. James Revenue Bonds 04/11/25 1,000,000 103.45 1,035
1,096
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 105.10 436
422
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 101.82 143
142
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 825,000 100.00 825
830
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 660,000 102.88 679
665
Philadelphia Industrial Development Authority Revenue Bonds 11/20/20 440,000 106.21 467
447
Philadelphia Industrial Development Authority Revenue Bonds 06/30/23 245,000 100.41 246
249
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
98
Pine Isle Community Development District Special Assessment 01/18/22 65,000 100.00 65
65
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.19 100
100
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 2,500,000 98.16 2,445
2,504
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 470,000 99.58 468
476
Public Finance Authority Revenue Bonds 12/03/20 200,000 109.38 219
201
Public Finance Authority Revenue Bonds 01/21/22 1,175,000 99.99 1,175
1,174
Public Finance Authority Revenue Bonds 02/02/22 450,000 102.90 463
444
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.22 470
442
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.88 989
1,025
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.51 402
405
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 103.91 1,351
1,314
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.29 243
230
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.65 1,295
1,284
Public Finance Authority Revenue Bonds 03/24/25 1,500,000 103.15 1,547
1,575

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Public Finance Authority Revenue Bonds 08/15/25 200,000 100.00 200
207
Public Finance Authority Revenue Bonds 08/15/25 130,000 100.44 131
134
Public Finance Authority Revenue Bonds 09/10/25 325,000 97.95 318
324
Public Finance Authority Revenue Bonds 11/21/25 2,585,000 97.22 2,513
2,572
Public Finance Authority Revenue Bonds 12/03/25 500,000 99.07 495
489
Public Finance Authority Revenue Bonds 03/20/26 7,775,000 51.23 3,983
3,949
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.94 4,787
4,842
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 10/12/22 7,400,000 94.06 6,715
7,311
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.65 1,852
1,903
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.74 5,555
5,752
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.34 8,744
9,024
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 775,000 103.41 801
803
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.36 1,192
1,220
Radiance Community Development District Special Assessment 08/29/25 375,000 99.44 373
389
Rivers Edge III Community Development District Special Assessment 04/07/21 60,000 100.00 60
60
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.72 299
293
Riversong Community Development District Special Assessment 09/25/25 370,000 100.00 370
368
Riverwalk Community Development District Special Assessment 03/07/25 250,000 100.00 250
250
Rye Ranch Community Development District Special Assessment 09/13/23 155,000 100.00 155
159
Savanna Lakes Community Development District Special Assessment 05/11/23 150,000 99.89 150
151
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 190,000 100.00 190
193
Seminole Palms Community Development District Special Assessment 09/04/24 665,000 100.00 665
677
Sherwood Manor Community Development District Special Assessment 09/13/18 385,000 99.60 383
391
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.85 328
299
Somerset Bay Community Development District Special Assessment 05/20/24 325,000 100.00 325
330
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 600,000 102.08 612
617
State of Ohio Revenue Bonds 10/23/25 300,000 99.27 298
295
Stillwater Community Development District Special Assessment 08/05/25 1,000,000 80.98 810
851
Stonewater Community Development District Special Assessment 10/13/21 60,000 100.00 60
60
Stuart Crossing Community Development District Special Assessment 03/13/24 230,000 100.00 230
234
Summerstone Community Development District Special Assessment 09/09/21 60,000 100.00 60
60
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,838
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
542
Timber Creek Community Development District Special Assessment 06/20/18 330,000 99.92 330
336
Town of Bridgeville Special Tax 04/24/24 1,940,000 99.03 1,919
1,951
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
732
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
725
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
550
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
307
Travis County Development Authority Special Assessment 03/19/24 492,000 100.00 492
496
Travis County Development Authority Special Assessment 12/03/24 600,000 100.11 601
604
Travis County Development Authority Special Assessment 12/03/24 497,000 99.89 496
499
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
435
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
194
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 1,200,000 98.21 1,178
1,207
Union Park East Community Development District Special Assessment 01/12/22 22,500 100.00 23
22
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.61 400
370
Veranda Community Development District II Special Assessment 02/24/21 10,000 100.00 10
10
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
49
Vermont Economic Development Authority Revenue Bonds 12/18/25 750,000 100.64 755
756
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 550,000 98.34 541
499
Village Community Development District No. 15 Special Assessment 06/22/23 130,000 100.00 130
130
Village Community Development District No. 15 Special Assessment 06/22/23 645,000 100.00 645
650
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
204
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.57 212
229
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,500,000 104.24 1,564
1,614
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,250,000 104.91 1,311
1,362
Washington State Housing Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
625
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,100,000 100.00 1,100
1,103
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,450,000 100.00 1,450
1,453
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,825
West Port East Community Development District Special Assessment 06/13/25 265,000 100.00 265
272
West Villages Improvement District Special Assessment 10/17/25 100,000 100.00 100
100
Westview South Community Development District Special Assessment 07/31/25 500,000 100.00 500
499

See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Willowbrook Community Development District Special Assessment 09/12/25 575,000 100.00 575
572
Windsor Cay Community Development District Special Assessment 11/14/25 240,000 100.00 240
237
Wisconsin Health and Educational Facilities Authority Revenue Bonds 02/22/24 2,605,000 100.99 2,631 2,613
234,613
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Ultra Bond Futures 130 USD 14,954 06/26 524
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 524
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 317,778 $ — $ — $ 317,778
Alaska — 5,789 — — 5,789
Arizona — 136,130 — — 136,130
Arkansas — 28,741 — — 28,741
California — 454,669 — — 454,669
Colorado — 178,438 — — 178,438
Connecticut — 72,495 — — 72,495
Delaware — 45,499 — — 45,499
District of Columbia — 58,879 — — 58,879
Florida — 414,765 — — 414,765
Georgia — 222,808 — — 222,808
Guam — 30,623 — — 30,623
Hawaii — 13,551 — — 13,551
Idaho — 10,913 — — 10,913
Illinois — 593,052 — — 593,052
Indiana — 59,874 — — 59,874
Iowa — 42,885 — — 42,885
Kansas — 16,075 — — 16,075
Kentucky — 107,344 — — 107,344
Louisiana — 133,777 — — 133,777
Maine — 6,459 — — 6,459
Maryland — 66,299 — — 66,299
Massachusetts — 78,687 — — 78,687
Michigan — 91,959 — — 91,959
Minnesota — 81,466 — — 81,466
Mississippi — 84,097 — — 84,097
Missouri — 68,327 — — 68,327
Montana — 19,053 — — 19,053
Nebraska — 8,237 — — 8,237
Nevada — 36,777 — — 36,777
New Hampshire — 97,709 — — 97,709
New Jersey — 175,796 — — 175,796
New Mexico — 18,710 — — 18,710

See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
New York — 604,712 — — 604,712
North Carolina — 86,281 — — 86,281
North Dakota — 19,120 — — 19,120
Ohio — 68,331 — — 68,331
Oklahoma — 38,665 — — 38,665
Oregon — 39,593 — — 39,593
Pennsylvania — 230,503 — — 230,503
Puerto Rico — 207,722 — — 207,722
Rhode Island — 14,976 — — 14,976
South Carolina — 80,507 — — 80,507
South Dakota — 13,634 — — 13,634
Tennessee — 87,482 — — 87,482
Texas — 692,435 — — 692,435
Utah — 100,169 — — 100,169
Vermont — 2,460 — — 2,460
Virgin Islands — 31,924 — — 31,924
Virginia — 102,956 — — 102,956
Washington — 106,025 — — 106,025
West Virginia — 39,080 — — 39,080
Wisconsin — 157,539 — — 157,539
Wyoming — 14,080 — — 14,080
Short-Term Investments — — — — —
Total Investments
— 6,515,855 — — 6,515,855
Other Financial Instruments
Assets
Futures Contracts 524 — — — 524
Total Other Financial Instruments
*
$ 524 $ — $ — $ — $ 524
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 524
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 524
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 6,465,245
Investments, at fair value .............................................................................................................................................................
6,515,855
Cash .............................................................................................................................................................................................. 40,633
Receivables:
Dividends and interest ...................................................................................................................................................... 79,401
Dividends from affiliated funds ....................................................................................................................................... 2
Investments sold ............................................................................................................................................................... 8
Fund shares sold ............................................................................................................................................................... 12,823
From broker(a) ................................................................................................................................................................. 212
Variation margin on futures contracts .............................................................................................................................. 524
Prepaid expenses .......................................................................................................................................................................... 33
Total assets ...............................................................................................................................................................
6,649,491
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 72,045
Fund shares redeemed ...................................................................................................................................................... 2,969
Accrued fees to affiliates .................................................................................................................................................. 2,476
Other accrued expenses .................................................................................................................................................... 74
Total liabilities ...........................................................................................................................................................
77,564
Net Assets ...............................................................................................................................................................
$ 6,571,927
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (253,724)
Shares of beneficial interest .........................................................................................................................................................
2,999
Additional paid-in capital ............................................................................................................................................................
6,822,652
Net Assets ...............................................................................................................................................................
$ 6,571,927
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 212
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 22.01
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 22.87
Class A — Net assets ........................................................................................................................................................... $ 49,139,015
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,232,643
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 21.85
Class C — Net assets ........................................................................................................................................................... $ 17,489,870
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 800,609
Net asset value per share: Class M (#) .........................................................................................................................................
$ 21.92
Class M — Net assets .......................................................................................................................................................... $ 2,128,125,203
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 97,076,470
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 21.91
Class S — Net assets ............................................................................................................................................................ $ 4,377,172,908
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 199,746,107
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 122,412
Dividend distributions from affiliated funds .................................................................................................................... 30
Dividends ......................................................................................................................................................................... 6
Total investment income .............................................................................................................................................................
122,448
Expenses
Advisory fees ................................................................................................................................................................... 9,476
Administrative fees .......................................................................................................................................................... 1,488
Custodian fees .................................................................................................................................................................. 162
Distribution fees - Class A ............................................................................................................................................... 59
Distribution fees - Class C ............................................................................................................................................... 66
Transfer agent fees - Class A ........................................................................................................................................... 47
Transfer agent fees - Class C ........................................................................................................................................... 18
Transfer agent fees - Class M .......................................................................................................................................... 1,977
Transfer agent fees - Class S ............................................................................................................................................ 4,275
Professional fees .............................................................................................................................................................. 131
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ............................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 160
Printing fees ..................................................................................................................................................................... 99
Miscellaneous .................................................................................................................................................................. 123
Expenses before reductions .............................................................................................................................................. 18,204
Expense reductions .......................................................................................................................................................... (2,874)
Net expenses ................................................................................................................................................................................
15,330
Net investment income (loss) .......................................................................................................................................................
107,118
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,152
Investments in affiliated funds ......................................................................................................................................... (1)
Net realized gain (loss) ................................................................................................................................................................
7,151
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (31,059)
Futures contracts .............................................................................................................................................................. 524
Net change in unrealized appreciation (depreciation) ................................................................................................................. (30,535)
Net realized and unrealized gain (loss) ........................................................................................................................................ (23,384)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 83,734

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 107,118 $ 200,710
Net realized gain (loss) ................................................................................................................ 7,151 (39,626)
Net change in unrealized appreciation (depreciation) ................................................................. (30,535) 75,550
Net increase (decrease) in net assets from operations ....................................................................... 83,734 236,634
Distributions
To shareholders
Class A ..................................................................................................................................... (753) (1,456)
Class C ..................................................................................................................................... (226) (515)
Class M .................................................................................................................................... (35,358) (61,245)
Class S ...................................................................................................................................... (75,027) (153,180)
Net decrease in net assets from distributions ..................................................................................... (111,364) (216,396)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 407,685 427,477
Total Net Increase (Decrease) in Net Assets ...................................................................
380,055 447,715
Net Assets
Beginning of period ........................................................................................................................... 6,191,872 5,744,157
End of period ......................................................................................................................................
$ 6,571,927 $ 6,191,872

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 524 $ 11,626 602 $ 13,118
Proceeds from reinvestment of distributions 34 750 66 1,451
Payments for shares redeemed (468) (10,322) (528) (11,527)
Net increase (decrease)
90 2,054 140 3,042
Class C
Proceeds from shares sold 51 1,119 204 4,420
Proceeds from reinvestment of distributions 10 226 24 515
Payments for shares redeemed (92) (2,027) (299) (6,480)
Net increase (decrease)
(31) (682) (71) (1,545)
Class M
Proceeds from shares sold 25,586 562,571 20,000 434,624
Proceeds from reinvestment of distributions 1,609 35,339 2,811 61,032
Payments for shares redeemed (7,429) (163,399) (26,605) (581,467)
Net increase (decrease)
19,766 434,511 (3,794) (85,811)
Class S
Proceeds from shares sold 24,451 538,002 60,580 1,318,647
Proceeds from reinvestment of distributions 3,412 74,914 7,048 152,962
Payments for shares redeemed (29,177) (641,114) (44,249) (959,818)
Net increase (decrease)
(1,314) (28,198) 23,379 511,791
Total increase (decrease)
18,511 $ 407,685 19,654 $ 427,477

See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 22.10 22.04 20.97 20.93 23.94 23.67
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.34 .67 .63 .55 .39 .40
$ Net Realized and Unrealized Gain (Loss) (.08) .12 1.12 .10 (2.92) .36
$ Total from Investment Operations .26 .79 1.75 .65 (2.53) .76
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.35) (.73) (.68) (.61) (.48) (.49)
$ Total Distributions (.35) (.73) (.68) (.61) (.48) (.49)
$ Net Asset Value, End of Period 22.01 22.10 22.04 20.97 20.93 23.94
% Total Return
(±)(ǿ)
1.20 3.70 8.39 3.03 (10.70) 3.22
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 49,139 47,358 44,132 34,759 30,595 39,060
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.82 .82 .82 .83 .84 .84
% Expenses, Net
(Ƃ)(ɯ)
.80 .80 .80 .81 .82 .82
% Net Investment Income
(Ƃ)(ɯ)
3.08 3.09 2.87 2.55 1.74 1.67
% Portfolio Turnover Rate
(ǿ)
32 45 39 48 42 19
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 21.94 21.89 20.83 20.80 23.78 23.53
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.26 .52 .47 .39 .23 .23
$ Net Realized and Unrealized Gain (Loss) (.07) .11 1.12 .09 (2.89) .34
$ Total from Investment Operations .19 .63 1.59 .48 (2.66) .57
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.28) (.58) (.53) (.45) (.32) (.32)
$ Total Distributions (.28) (.58) (.53) (.45) (.32) (.32)
$ Net Asset Value, End of Period 21.85 21.94 21.89 20.83 20.80 23.78
% Total Return
(ǿ)
.86 2.95 7.65 2.28 (11.29) 2.44
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 17,490 18,251 19,769 18,352 20,240 26,500
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.57 1.57 1.57 1.58 1.59 1.59
% Expenses, Net
(Ƃ)(ɯ)
1.51 1.51 1.51 1.52 1.53 1.53
% Net Investment Income
(Ƃ)(ɯ)
2.36 2.38 2.15 1.82 1.03 .96
% Portfolio Turnover Rate
(ǿ)
32 45 39 48 42 19

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 22.01 21.95 20.89 20.85 23.85 23.58
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.38 .76 .72 .64 .48 .49
$ Net Realized and Unrealized Gain (Loss) (.08) .12 1.10 .09 (2.91) .36
$ Total from Investment Operations .30 .88 1.82 .73 (2.43) .85
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.39) (.82) (.76) (.69) (.57) (.58)
$ Total Distributions (.39) (.82) (.76) (.69) (.57) (.58)
$ Net Asset Value, End of Period 21.92 22.01 21.95 20.89 20.85 23.85
% Total Return
(ǿ)
1.39 4.12 8.78 3.43 (10.34) 3.63
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,128,125 1,701,866 1,780,639 1,381,959 1,168,139 1,168,245
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.57 .57 .57 .58 .59 .59
% Expenses, Net
(Ƃ)(ɯ)
.41 .41 .41 .42 .43 .43
% Net Investment Income
(Ƃ)(ɯ)
3.47 3.48 3.26 2.94 2.16 2.04
% Portfolio Turnover Rate
(ǿ)
32 45 39 48 42 19
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 22.01 21.95 20.88 20.85 23.84 23.58
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.37 .73 .69 .61 .46 .47
$ Net Realized and Unrealized Gain (Loss) (.09) .13 1.12 .09 (2.90) .35
$ Total from Investment Operations .28 .86 1.81 .70 (2.44) .82
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.38) (.80) (.74) (.67) (.55) (.56)
$ Total Distributions (.38) (.80) (.74) (.67) (.55) (.56)
$ Net Asset Value, End of Period 21.91 22.01 21.95 20.88 20.85 23.84
% Total Return
(ǿ)
1.30 4.01 8.73 3.28 (10.40) 3.49
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,377,173 4,424,397 3,899,617 3,307,425 2,795,945 3,006,439
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.57 .57 .57 .58 .59 .59
% Expenses, Net
(Ƃ)(ɯ)
.51 .51 .51 .52 .53 .53
% Net Investment Income
(Ƃ)(ɯ)
3.36 3.39 3.16 2.84 2.05 1.96
% Portfolio Turnover Rate
(ǿ)
32 45 39 48 42 19

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,608,977
Administrative fees 251,544
Distribution fees 20,934
Shareholder servicing fees 3,616
Transfer agent fees 578,673
Trustees' fees 11,827
$ 2,475,571
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ — $ 418,851 $ 418,850 $ (1) $ — $ — $ 30 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 6,503,600,531 $ 27,666,407 $ (14,887,937) $ 12,778,470

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 603
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 6.9%
APA Group 225,868 1,682
Atlas Arteria, Ltd. 2,117,659 7,323
Cleanaway Waste Management, Ltd. 560,831 900
Dalrymple Bay Infrastructure, Ltd. 509,672 1,993
NEXTDC, Ltd.(Æ) 236,146 2,455
Qube Holdings, Ltd. 1,532,007 5,563
Transurban Group(Æ) 2,247,063 22,817
42,733
Belgium - 0.4%
Elia Group SA(Æ) 15,480 2,575
Brazil - 0.6%
Cia Paranaense de Energia - Copel 334,606 1,075
Motiva Infraestrutura de Mobilidade SA 260,996 843
Rumo SA 475,782 1,511
3,429
Canada - 6.8%
Algonquin Power & Utilities Corp. 455,287 2,856
AltaGas, Ltd. 50,396 1,889
Brookfield Renewable Corp. 27,447 995
Canadian National Railway Co. 14,940 1,675
Canadian Pacific Kansas City, Ltd. 35,700 3,104
Enbridge, Inc. 193,201 10,710
Keyera Corp. 49,793 1,924
Pembina Pipeline Corp. 31,695 1,475
Rockpoint Gas Storage, Inc. Class A 42,191 920
South Bow Corp. Class W 4,644 159
TC Energy Corp. 246,150 16,505
42,212
China - 1.8%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 6,508,000 1,583
China Merchants Port Holdings Co., Ltd. 468,000 931
China Tower Corp., Ltd. Class H(Þ) 3,106,900 4,397
COSCO SHIPPING Ports, Ltd. 116,000 81
ENN Energy Holdings, Ltd. 427,582 3,337
Zhejiang Expressway Co., Ltd. Class H 1,012,000 1,003
11,332
Denmark - 0.8%
Orsted A/S Class A(Æ)(Þ) 188,915 5,063
France - 5.9%
Aeroports de Paris SA 91,384 11,102
Engie SA 166,852 5,510
Getlink SE 750,273 16,810
Veolia Environnement SA 53,691 2,271
Vinci SA 5,608 848
36,541
Germany - 1.6%
E.ON SE 223,635 4,953
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 24,433 2,003
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RWE AG 36,456 2,651
9,607
Greece - 0.3%
GEK TERNA SA 27,538 1,328
Public Power Corp. SA 24,993 532
1,860
Hong Kong - 0.7%
CLP Holdings, Ltd. 429,500 4,121
Power Assets Holdings, Ltd. 7,500 62
4,183
Italy - 2.2%
Enav SpA(Þ) 102,737 603
Enel SpA 482,452 5,629
Hera SpA 1,128,887 5,330
Infrastrutture Wireless Italiane SpA(Þ) 60,793 518
Italgas SpA 94,398 1,141
Terna - Rete Elettrica Nazionale 5,272 63
13,284
Japan - 1.4%
Central Japan Railway Co. 1,900 46
Chubu Electric Power Co., Inc. 4,400 76
East Japan Railway Co. 15,400 334
Japan Airport Terminal Co., Ltd. 158,100 5,108
Kansai Electric Power Co., Inc. (The) 35,900 577
Osaka Gas Co., Ltd. 13,600 494
Tokyo Metro Co., Ltd. 75,900 761
West Japan Railway Co. 65,700 1,190
8,586
Malaysia - 0.2%
Tenaga Nasional Berhad 393,600 1,445
Mexico - 6.1%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 40,662 4,311
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 100,147 1,329
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 16,915 4,261
Grupo Aeroportuario del Pacifico SAB de
CV Class B 538,886 13,518
Grupo Aeroportuario del Sureste SAB de
CV - ADR 9,299 2,844
Grupo Aeroportuario del Sureste SAB de
CV Class B 313,781 9,562
Promotora y Operadora de Infraestructura
SAB de CV 131,756 2,086
37,911
Netherlands - 0.0%
Koninklijke Vopak NV 767 38
New Zealand - 1.2%
Auckland International Airport, Ltd. 1,287,544 6,284

See accompanying notes which are an integral part of the financial statements.
604 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infratil, Ltd. 142,206 1,052
7,336
Philippines - 0.4%
International Container Terminal
Services, Inc. 188,575 2,194
Singapore - 0.3%
Sembcorp Industries, Ltd. 392,500 2,054
Spain - 5.6%
Aena SME SA(Þ) 791,948 21,631
Cellnex Telecom SA(Þ) 29,066 978
Iberdrola SA 504,869 11,834
Redeia Corp. SA 6,869 120
34,563
Switzerland - 1.5%
Flughafen Zurich AG 32,686 9,283
United Kingdom - 4.8%
National Grid PLC 992,756 17,759
National Grid PLC - ADR 877 78
Pennon Group PLC 109,914 823
Severn Trent PLC Class H 42,590 1,898
SSE PLC 54,056 1,945
United Utilities Group PLC 349,717 6,947
29,450
United States - 45.4%
Alliant Energy Corp. 100,075 7,349
Ameren Corp. 51,984 5,908
American Electric Power Co., Inc. 131,454 18,024
Atmos Energy Corp. 3,629 689
Black Hills Corp. 16,952 1,276
Casella Waste Systems, Inc. Class A(Æ) 1,498 119
CenterPoint Energy, Inc. 142,757 6,231
Cheniere Energy, Inc. 51,445 14,145
CMS Energy Corp. 773 59
Constellation Energy Corp. 26,679 8,351
Crown Castle, Inc.(ö) 33,377 2,963
CSX Corp. 143,885 6,537
Digital Realty Trust, Inc.(ö) 12,084 2,428
Dominion Energy, Inc. 63,498 4,096
DT Midstream, Inc. 57,588 8,522
DTE Energy Co. 6,458 980
Duke Energy Corp. 76,368 9,893
Entergy Corp. 134,215 15,825
Equinix, Inc.(ö) 1,643 1,779
Evergy, Inc. 45,459 3,766
Eversource Energy 2,433 172
Ferrovial SE 15,601 1,072
GFL Environmental, Inc. 95,949 3,849
H2O America 14,090 792
IDACORP, Inc. 12,464 1,841
Kinder Morgan, Inc. 232,068 7,628
Kinetik Holdings, Inc. 11,127 562
NextEra Energy, Inc. 297,670 29,136
NiSource, Inc. 159,936 7,722
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norfolk Southern Corp. 2,997 947
NRG Energy, Inc. 20,051 3,120
ONEOK, Inc. 168,484 15,578
PG&E Corp. 205,048 3,408
PPL Corp. 8,864 332
Public Service Enterprise Group, Inc. 66,744 5,450
Republic Services, Inc. Class A 6,292 1,316
SBA Communications Corp.(ö) 15,243 3,372
Sempra 112,661 10,716
Southern Co. (The) 11,051 1,069
Southwest Gas Holdings, Inc. 5,182 487
Targa Resources Corp. 63,932 16,627
UGI Corp. 64,442 2,326
Union Pacific Corp. 9,468 2,551
Venture Global, Inc. Class A 39,916 530
Vistra Corp. 14,955 2,360
Waste Connections, Inc. 19,617 3,231
Waste Management, Inc. 19,454 4,524
WEC Energy Group, Inc. 3,266 385
Williams Cos., Inc. (The) 174,062 13,283
Xcel Energy, Inc. 201,912 16,749
280,075
Total Common Stocks
(cost $451,020) 585,754
Short-Term Investments - 4.3%
United States - 4.3%
U.S. Cash Management Fund(@) 26,904,152 (∞) 26,899
Total Short-Term Investments
(cost $26,899) 26,899
Total Investments - 99.2%
(identified cost $477,919) 612,653
Other Assets and Liabilities,
Net - 0.8%
4,786
Net Assets - 100.0%
617,439

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 605
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
5.4%
Aena SME SA 02/11/15 EUR 791,948 18.33 14,518
21,631
Cellnex Telecom SA 03/20/19 EUR 29,066 29.46 856
978
China Tower Corp., Ltd. 03/03/25 HKD 3,106,900 1.44 4,466
4,397
Enav SpA 04/07/25 EUR 102,737 4.48 460
603
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 60,793 7.07 430
518
Orsted A/S 10/06/25 DKK 188,915 20.04 3,786 5,063
33,190
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 85 EUR 4,964 06/26
73
MSCI Emerging Markets Index Futures 9 USD 735 06/26
54
S&P E-Mini Energy Select Sector Futures 30 USD 3,768 06/26
151
S&P E-Mini Utilities Select Sector Futures 143 USD 13,581 06/26
103
SPI 200 Index Futures 19 AUD 4,117 06/26 (25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 356
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 709 AUD 1,000 06/17/26 10
Bank of America USD 1,769 EUR 1,500 06/17/26 (5)
Bank of America AUD 650 USD 452 06/17/26 (16)
Bank of America AUD 1,000 USD 688 06/17/26 (31)
Bank of America EUR 600 USD 697 06/17/26 (8)
BNP Paribas USD 1,463 AUD 2,044 06/17/26 7
BNP Paribas USD 2,009 EUR 1,728 06/17/26 23
Morgan Stanley USD 1,460 AUD 2,044 06/17/26 10
Morgan Stanley USD 2,011 EUR 1,728 06/17/26 21
State Street USD 286 AUD 400 06/17/26 1
State Street USD 352 EUR 300 06/17/26 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 13
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 42,733 $ — $ — $ 42,733
Belgium — 2,575 — — 2,575
Brazil 3,429 — — — 3,429

See accompanying notes which are an integral part of the financial statements.
606 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 42,212 — — — 42,212
China — 11,332 — — 11,332
Denmark — 5,063 — — 5,063
France — 36,541 — — 36,541
Germany — 9,607 — — 9,607
Greece — 1,860 — — 1,860
Hong Kong — 4,183 — — 4,183
Italy — 13,284 — — 13,284
Japan — 8,586 — — 8,586
Malaysia — 1,445 — — 1,445
Mexico 37,911 — — — 37,911
Netherlands — 38 — — 38
New Zealand — 7,336 — — 7,336
Philippines — 2,194 — — 2,194
Singapore — 2,054 — — 2,054
Spain — 34,563 — — 34,563
Switzerland — 9,283 — — 9,283
United Kingdom 78 29,372 — — 29,450
United States 279,003 1,072 — — 280,075
Short-Term Investments — — — 26,899 26,899
Total Investments 362,633 223,121 — 26,899 612,653
Other Financial Instruments
Assets
Futures Contracts 381 — — — 381
Foreign Currency Exchange Contracts — 73 — — 73
Liabilities
Futures Contracts (25) — — — (25)
Foreign Currency Exchange Contracts — (60) — — (60)
Total Other Financial Instruments
*
$ 356 $ 13 $ — $ — $ 369
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 607
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
93,420 15 .1
Construction & Engineering ..............................................................
3,249 0 .5
Data Center REITs .............................................................................
4,207 0 .7
Electric Utilities .................................................................................
149,085 24 .1
Environmental & Facilities Services .................................................
13,939 2 .3
Gas Utilities .......................................................................................
9,223 1 .5
Highways & Railtracks ......................................................................
50,884 8 .2
Independent Power Producers & Energy Traders ..............................
5,011 0 .8
Integrated Telecommunication Services ............................................
5,893 1 .0
Internet Services & Infrastructure ......................................................
2,455 0 .4
Marine Ports & Services ....................................................................
10,762 1 .7
Multi-Sector Holdings .......................................................................
1,052 0 .2
Multi-Utilities ....................................................................................
87,453 14 .2
Oil & Gas Exploration & Production .................................................
530 0 .1
Oil & Gas Storage & Transportation .................................................
108,077 17 .5
Rail Transportation .............................................................................
18,657 3 .0
Renewable Electricity ........................................................................
5,063 0 .8
Telecom Tower REITs ........................................................................
6,335 1 .0
Water Utilities ....................................................................................
10,459 1 .7
Short-Term Investments .......................................................
26,899 4 .4
Total Investments ............................................................................... 612,653 99 .2

See accompanying notes which are an integral part of the financial statements.
608 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 7 3
Variation margin on futures contracts* 381 —
Total
$ 381 $ 7 3
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 25 $ —
Unrealized depreciation on foreign currency exchange contracts — 6 0
Total
$ 25 $ 6 0
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,376 $ —
Foreign currency exchange contracts — (237)
Total
$ 1,376 $ (237)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 143 $ —
Foreign currency exchange contracts — 63
Total
$ 143 $ 63
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 609
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 73 $ — $ 73
Total Financial and Derivative Assets
73 — 73
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 73 $ — $ 73
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 11 $ 11 $ — $ —
BNP Paribas
30 — — 30
Morgan Stanley
31 — — 31
State Street
1 — — 1
Total
$ 73 $ 11 $ — $ 62

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
610 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 60 $ — $ 60
Total Financial and Derivative Liabilities
60 — 60
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 60 $ — $ 60
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 60 $ 11 $ — $ 49
Total
$ 60 $ 11 $ — $ 49
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 611
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 477,919
Investments, at fair value( >) ........................................................................................................................................................
612,653
Foreign currency holdings( ^) ....................................................................................................................................................... 2,046
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 73
Receivables:
Dividends and interest ...................................................................................................................................................... 591
Dividends from affiliated funds ....................................................................................................................................... 59
Fund shares sold ............................................................................................................................................................... 365
Foreign capital gains taxes recoverable ........................................................................................................................... 234
From broker(a) ................................................................................................................................................................. 1,845
Variation margin on futures contracts .............................................................................................................................. 357
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
618,226
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 248
Accrued fees to affiliates .................................................................................................................................................. 446
Other accrued expenses .................................................................................................................................................... 33
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 60
Total liabilities ...........................................................................................................................................................
787
Net Assets ...............................................................................................................................................................
$ 617,439
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 138,822
Shares of beneficial interest .........................................................................................................................................................
556
Additional paid-in capital ............................................................................................................................................................
478,061
Net Assets ...............................................................................................................................................................
$ 617,439
( >)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 26,899
( ^)    Foreign currency holdings - cost ........................................................................................................................................ $ 2,042
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,845
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.06
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.73
Class A — Net assets ........................................................................................................................................................... $ 6,223,375
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 562,540
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.85
Class C — Net assets ........................................................................................................................................................... $ 1,791,617
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 165,074
Net asset value per share: Class M (#) ......................................................................................................................................... $ 11.08
Class M — Net assets .......................................................................................................................................................... $ 46,099,807
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,160,763
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.11
Class S — Net assets ............................................................................................................................................................ $ 513,090,766
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 46,172,797
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 11.11
Class Y — Net assets ........................................................................................................................................................... $ 50,233,265
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 4,519,835
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
612 Global Infrastructure Fund
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,464
Dividend distributions from affiliated funds .................................................................................................................... 399
Interest .............................................................................................................................................................................. 17
Less foreign taxes withheld ............................................................................................................................................. (518)
Total investment income .............................................................................................................................................................
7,362
Expenses
Advisory fees ................................................................................................................................................................... 2,094
Administrative fees .......................................................................................................................................................... 116
Custodian fees .................................................................................................................................................................. 61
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 44
Transfer agent fees - Class S ............................................................................................................................................ 390
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 48
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 47
Miscellaneous .................................................................................................................................................................. 1 9
Expenses before reductions .............................................................................................................................................. 2,910
Expense reductions .......................................................................................................................................................... (470)
Net expenses ................................................................................................................................................................................
2,440
Net investment income (loss) .......................................................................................................................................................
4,922
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,988
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 1,376
Foreign currency exchange contracts ............................................................................................................................... (237)
Foreign currency-related transactions .............................................................................................................................. 193
Net realized gain (loss) ................................................................................................................................................................
9,324
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 55,355
Futures contracts .............................................................................................................................................................. 143
Foreign currency exchange contracts ............................................................................................................................... 63
Foreign currency-related transactions .............................................................................................................................. 29
Net change in unrealized appreciation (depreciation) ................................................................................................................. 55,590
Net realized and unrealized gain (loss) ........................................................................................................................................ 64,914
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 69,836

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 613
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,922 $ 9,114
Net realized gain (loss) ................................................................................................................ 9,324 21,790
Net change in unrealized appreciation (depreciation) ................................................................. 55,590 17,632
Net increase (decrease) in net assets from operations ....................................................................... 69,836 48,536
Distributions
To shareholders
Class A ..................................................................................................................................... (644) (375)
Class C ..................................................................................................................................... (103) (69)
Class M .................................................................................................................................... (2,994) (2,231)
Class S ...................................................................................................................................... (17,682) (12,842)
Class Y ..................................................................................................................................... (3,471) (2,655)
Net decrease in net assets from distributions ..................................................................................... (24,894) (18,172)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 225,885 (25,853)
Total Net Increase (Decrease) in Net Assets ...................................................................
270,827 4,511
Net Assets
Beginning of period ........................................................................................................................... 346,612 342,101
End of period ......................................................................................................................................
$ 617,439 $ 346,612

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
614 Global Infrastructure Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 43 $ 457 401 $ 3,956
Proceeds from reinvestment of distributions 66 644 40 375
Payments for shares redeemed (457) (4,713) (98) (966)
Net increase (decrease)
(348) (3,612) 343 3,365
Class C
Proceeds from shares sold 14 146 13 124
Proceeds from reinvestment of distributions 11 10 3 7 69
Payments for shares redeemed (13) (13 2 ) (32) (306)
Net increase (decrease)
12 117 (12) (113)
Class M
Proceeds from shares sold 373 3,936 783 7,696
Proceeds from reinvestment of distributions 304 2,994 239 2,231
Payments for shares redeemed (57 5 ) (6,059) (1,895) (18,644)
Net increase (decrease)
10 2 871 (873) (8,717)
Class S
Proceeds from shares sold 25,921 266,347 3,872 38,117
Proceeds from reinvestment of distributions 1,682 16,618 1,170 10,873
Payments for shares redeemed (4,897) (52,679) (6,440) (64,151)
Net increase (decrease)
22,706 230,286 (1,398) (15,161)
Class Y
Proceeds from shares sold 76 784 174 1,788
Proceeds from reinvestment of distributions 352 3,471 284 2,655
Payments for shares redeemed (56 2 ) (6,032) (1,001) (9,670)
Net increase (decrease)
(13 4 ) (1,777) (543) (5,227)
Total increase (decrease)
22,338 $ 225,885 (2,483) $ (25,853)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 615
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.38 9.54 7.67 8.13 10.16 8.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.09 .23 .22 .19 .14 .19
$ Net Realized and Unrealized Gain (Loss) 1.31 1.11 1.86 (.36) (.69) 1.97
$ Total from Investment Operations 1.40 1.34 2.08 (.17) (.55) 2.16
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.14) (.29) (.21) (.17) (.24) (.26)
$ Distributions from Net Realized Gain (.58) (.21) — (.12) (1.24) (.49)
$ Total Distributions (.72) (.50) (.21) (.29) (1.48) (.75)
$ Net Asset Value, End of Period 11.06 10.38 9.54 7.67 8.13 10.16
% Total Return
(±)(ǿ)
14.41 14.68 27.37 (2.35) (5.95) 25.50
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 6,223 9,453 5,415 3,574 4,039 4,719
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.45 1.47 1.61 1.96 2.17 2.00
% Expenses, Net
(Ƃ)(ɯ)
1.26 1.26 1.27 1.28 1.28 1.30
% Net Investment Income
(Ƃ)(ɯ)
1.68 2.35 2.45 2.25 1 .58 1.99
% Portfolio Turnover Rate
(ǿ)
35 71 67 61 62 66
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.21 9.40 7.55 8.01 10.03 8.64
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .15 .15 .12 .07 .12
$ Net Realized and Unrealized Gain (Loss) 1.28 1.09 1.85 (.36) (.68) 1.94
$ Total from Investment Operations 1.33 1.24 2.00 (.24) (.61) 2.06
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.22) (.15) (.10) (.17) (.18)
$ Distributions from Net Realized Gain (.58) (.21) — (.12) (1.24) (.49)
$ Total Distributions (.69) (.43) (.15) (.22) (1 .41) (.67)
$ Net Asset Value, End of Period 10.85 10.21 9.40 7.55 8.01 10.03
% Total Return
(ǿ)
13.88 13.84 26.57 (3.15) (6.67) 24.65
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 1,792 1,567 1,554 1,557 2,104 2,547
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.20 2.22 2.37 2.71 2.92 2.75
% Expenses, Net
(Ƃ)(ɯ)
2.01 2.01 2.02 2 .03 2.03 2.05
% Net Investment Income
(Ƃ)(ɯ)
.99 1.59 1.74 1.47 .84 1.23
% Portfolio Turnover Rate
(ǿ)
35 71 67 61 62 66

See accompanying notes which are an integral part of the financial statements.
616 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.40 9.55 7.68 8.13 10.17 8.76
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .27 .25 .22 .17 .20
$ Net Realized and Unrealized Gain (Loss) 1.31 1.11 1.86 (.35) (.70) 1.99
$ Total from Investment Operations 1.42 1.38 2.11 (.13) (.53) 2.19
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.32) (.24) (.20) (.27) (.29)
$ Distributions from Net Realized Gain (.58) (.21) — (.12) (1.24) (.49)
$ Total Distributions (.74) (.53) (.24) (.32) (1.51) (.78)
$ Net Asset Value, End of Period 11.08 10.40 9.55 7.68 8.13 10.17
% Total Return
(ǿ)
14.62 15.13 27.74 (1.87) (5.70) 25.91
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 46,100 42,222 47,115 37,232 8,829 8,775
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.20 1.22 1.36 1.70 1.92 1.78
% Expenses, Net
(Ƃ)(ɯ)
.91 .91 .92 .93 .93 .95
% Net Investment Income
(Ƃ)(ɯ)
2.07 2.72 2.83 2.61 1.92 2 .07
% Portfolio Turnover Rate
(ǿ)
35 71 67 61 62 66
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.43 9.58 7.70 8.16 10.20 8.78
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.10 .26 .24 .21 .16 .20
$ Net Realized and Unrealized Gain (Loss) 1.32 1.11 1.87 (.36) (.70) 1.99
$ Total from Investment Operations 1.42 1.37 2.11 (.15) (.54) 2.19
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.31) (.23) (.19) (.26) (.28)
$ Distributions from Net Realized Gain (.58) (.21) — (.12) (1.24) (.49)
$ Total Distributions (.74) (.52) (.23) (.31) (1 .50) (.77)
$ Net Asset Value, End of Period 11.11 10.43 9.58 7.70 8.16 10.20
% Total Return
(ǿ)
14.52 14.97 27.69 (2.08) (5.79) 25.84
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 513,091 244,819 238,223 141,617 53,243 73,700
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.19 1.22 1.36 1.71 1.91 1.77
% Expenses, Net
(Ƃ)(ɯ)
1.01 1.01 1 .02 1.03 1.03 1.05
% Net Investment Income
(Ƃ)(ɯ)
1.98 2.61 2.75 2.48 1.81 2.10
% Portfolio Turnover Rate
(ǿ)
35 71 67 61 62 66

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 617
Russell Investment Company
Global Infrastructure Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.43 9.58 7.70 8.16 10.20 8.77
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .27 .26 .25 .18 .24
$ Net Realized and Unrealized Gain (Loss) 1.32 1.12 1.87 (.39) (.70) 1.98
$ Total from Investment Operations 1.43 1.39 2.13 (.14) (.52) 2.22
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.17) (.33) (.25) (.20) (.28) (.30)
$ Distributions from Net Realized Gain (.58) (.21) — (.12) (1.24) (.49)
$ Total Distributions (.75) (.54) (.25) (.32) (1.52) (.79)
$ Net Asset Value, End of Period 11.11 10.43 9.58 7.70 8.16 10.20
% Total Return
(ǿ)
14.61 15.17 27.89 (1.92) (5.60) 26.21
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 50,233 48,551 49,794 45,107 6,619 6,380
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.00 1.03 1.17 1.51 1.72 1.54
% Expenses, Net
(Ƃ)(ɯ)
.83 .83 .84 .85 .85 .87
% Net Investment Income
(Ƃ)(ɯ)
2.13 2.74 2.92 2.99 1.99 2 .44
% Portfolio Turnover Rate
(ǿ)
35 71 67 61 62 66

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
618 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 341,341
Administrative fees 23,32 3
Distribution fees 2,327
Shareholder servicing fees 361
Transfer agent fees 78,631
$ 445,98 3
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 6,628 $ 413,407 $ 393,140 $ 4 $ — $ 26,899 $ 399 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 486,379,228 $ 129,295,316 $ (2,652,219) $ 126,643,097

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 619
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.1%
Australia - 5.9%
Charter Hall Group(ö) 20,558 302
Dexus(ö) 488,885 2,199
Gemlife Communities Group(Æ) 98,309 333
Goodman Group(ö) 496,803 10,748
HomeCo Daily Needs REIT(ö)(Þ) 827,204 758
Ingenia Communities Group(ö) 421,976 1,212
Mirvac Group(ö) 673,471 827
NEXTDC, Ltd.(Æ) 231,742 2,409
Scentre Group(ö) 1,593,176 4,290
Stockland(ö) 300,317 878
Vicinity, Ltd.(ö) 268,967 487
24,443
Belgium - 1.3%
Aedifica SA(ö) 30,397 2,575
Montea NV(ö) 2,799 233
Shurgard Self Storage, Ltd.(ö) 15,012 464
VGP NV 5,429 562
Warehouses De Pauw CVA(ö) 51,641 1,367
5,201
Canada - 1.3%
Chartwell Retirement Residences 61,828 981
Choice Properties Real Estate Investment
Trust(ö) 57,713 640
First Capital Real Estate Investment
Trust(ö) 28,109 484
Granite Real Estate Investment Trust(ö) 21,543 1,457
RioCan Real Estate Investment Trust(ö) 119,599 1,872
5,434
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 83,500 441
France - 2.5%
ARGAN SA(ö) 912 66
Covivio SA(ö) 17,005 1,125
Klepierre SA(ö) 88,860 3,600
Mercialys SA(ö) 54,928 805
Unibail - Rodamco -Westfield(ö) 37,504 4,571
10,167
Germany - 1.9%
LEG Immobilien SE 3,081 216
Sirius Real Estate, Ltd.(ö) 687,462 939
TAG Immobilien AG 194,039 3,372
Vonovia SE 121,887 3,281
7,808
Hong Kong - 3.4%
Henderson Land Development Co., Ltd. 83,000 328
Hongkong Land Holdings, Ltd. 276,600 2,194
Hysan Development Co., Ltd. 245,000 616
Link REIT(ö) 768,183 3,862
Sun Hung Kai Properties, Ltd. 329,543 5,780
SUNeVision Holdings, Ltd. 311,000 247
Swire Properties, Ltd. 218,000 697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 48,000 150
13,874
Israel - 0.2%
Melisron , Ltd. 5,071 754
Japan - 8.8%
Activia Properties, Inc.(ö) 275 247
Daiwa Securities Living Investments
Corp.(ö) 1,246 855
GLP J-REIT(ö) 935 811
Hoshino Resorts REIT, Inc.(ö) 111 179
Industrial & Infrastructure Fund
Investment Corp.(ö) 139 130
Invincible Investment Corp.(ö) 1,118 440
Japan Hotel REIT Investment Corp.(ö) 938 470
Japan Metropolitan Fund Investment
Corp.(ö) 3,446 2,555
Japan Real Estate Investment Corp.(ö) 2,926 2,242
KDX Realty Investment Corp. Class A(ö) 1,971 2,062
Keihanshin Building Co., Ltd. 90,300 1,095
Mitsubishi Estate Co., Ltd. 180,518 5,147
Mitsui Fudosan Accommodations Fund,
Inc.(ö) 614 513
Mitsui Fudosan Co., Ltd. 689,481 7,542
Mitsui Fudosan Logistics Park, Inc.(ö) 2,254 1,615
Mori Trust Reit , Inc.(ö) 137 66
Nippon Building Fund, Inc.(ö) 1,175 988
Nippon Prologis REIT, Inc.(ö) 3,597 2,060
Nomura Real Estate Master Fund, Inc.(ö) 2,020 2,086
Sumitomo Realty & Development Co.,
Ltd. 176,800 5,511
36,614
Netherlands - 0.1%
CTP NV(Þ) 28,649 545
Singapore - 3.6%
CapitaLand Ascendas REIT(ö) 529,100 1,039
CapitaLand Integrated Commercial Trust
Class A(ö) 2,922,884 5,431
Capitaland Investment, Ltd. 875,500 1,922
Centurion Accommodation REIT(ö) 2,685,800 2,325
City Developments, Ltd. 13,900 90
Digital Core REIT Management Pte, Ltd.
(ö) 1,179,000 609
Frasers Centrepoint Trust(ö) 80,700 148
Keppel REIT(ö) 1,611,900 1,136
Lendlease Global Commercial REIT(ö) 346,600 156
Mapletree Logistics Trust(ö) 194,200 187
Parkway Life Real Estate Investment
Trust(ö) 40,282 127
Suntec Real Estate Investment Trust(ö) 75,200 88
UOL Group, Ltd. 178,400 1,497
14,755
Spain - 0.4%
Cellnex Telecom SA(Þ) 3,879 131

See accompanying notes which are an integral part of the financial statements.
620 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Properties Socimi SA(ö) 94,883 1,656
1,787
Sweden - 1.3%
Atrium Ljungberg AB Class B 72,464 233
Castellum AB 45,265 579
Catena AB 29,800 1,405
Fastighets AB Balder Class B(Æ) 277,437 1,656
Swedish Logistic Property AB Class
B(Æ) 92,922 381
Wihlborgs Fastigheter AB 122,055 1,080
5,334
Switzerland - 1.4%
Swiss Prime Site AG Class A 32,685 5,668
United Kingdom - 3.1%
Big Yellow Group PLC(ö) 37,366 458
British Land Co. PLC (The)(ö) 445,377 2,367
Derwent London PLC(ö) 6,420 150
Grainger PLC(ö) 298,542 655
Land Securities Group PLC(ö) 142,645 1,157
LondonMetric Property PLC(ö) 686,121 1,778
PRS REIT PLC (The)(ö)(Š) 20,422 —
Safestore Holdings PLC(ö) 67,164 615
Segro PLC(ö) 527,505 5,044
Shaftesbury Capital PLC(ö) 59,122 108
Unite Group PLC (The)(ö) 91,692 581
12,913
United States - 61.8%
Agree Realty Corp.(ö) 77,566 5,981
American Healthcare REIT, Inc.(ö) 1,919 98
American Homes 4 Rent Class A(ö) 20,736 660
Brixmor Property Group, Inc.(ö) 116,545 3,507
BXP, Inc.(ö) 58,372 3,412
Caesars Entertainment, Inc.(Æ) 37,690 1,048
Camden Property Trust(ö) 30,008 3,152
CareTrust REIT, Inc.(ö) 87,922 3,469
Cousins Properties, Inc.(ö) 5,502 141
Crown Castle, Inc.(ö) 40,174 3,567
CubeSmart (ö) 4,776 193
Curbline Properties Corp.(ö) 30,600 845
Digital Realty Trust, Inc.(ö) 95,056 19,101
EastGroup Properties, Inc.(ö) 15,893 3,198
Equinix, Inc.(ö) 19,848 21,492
Equity Residential(ö) 109,716 7,173
Essential Properties Realty Trust, Inc.(ö) 117,495 3,693
Essex Property Trust, Inc.(ö) 12,296 3,236
Extra Space Storage, Inc.(ö) 62,054 8,894
First Industrial Realty Trust, Inc.(ö) 67,574 4,190
Gaming and Leisure Properties, Inc.(ö) 99,965 4,844
Healthcare Realty Trust, Inc.(ö) 128,735 2,407
Healthpeak Properties, Inc.(ö) 56,342 911
Highwoods Properties, Inc.(ö) 1,124 27
Host Hotels & Resorts, Inc.(ö) 342,312 7,233
Hudson Pacific Properties, Inc.(Æ)(ö) 35,211 324
Invitation Homes, Inc.(ö) 218,359 6,282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iron Mountain, Inc.(ö) 63,309 7,976
Janus Living, Inc.(ö) 51,639 1,355
Kilroy Realty Corp.(ö) 2,283 76
Kimco Realty Corp.(ö) 197,221 4,662
Kite Realty Group Trust(ö) 77,759 2,034
Macerich Co. (The)(ö) 43,853 953
Mid-America Apartment Communities,
Inc.(ö) 19,596 2,531
National Storage Affiliates Trust(ö) 64,677 2,753
NETSTREIT Corp.(ö) 22,679 467
Omega Healthcare Investors, Inc.(ö) 44,482 2,089
Outfront Media, Inc.(ö) 46,509 1,435
PACS Group, Inc.(Æ) 16,278 546
Piedmont Realty Trust, Inc. Class A(Æ)
(ö) 78,382 655
Prologis, Inc.(ö) 159,498 22,652
Public Storage(ö) 24,980 7,555
Rayonier, Inc.(ö) 51,277 1,088
Realty Income Corp.(ö) 143,457 9,216
Regency Centers Corp.(ö) 39,160 3,049
SBA Communications Corp.(ö) 4,014 888
Simon Property Group, Inc.(ö) 55,145 11,234
SL Green Realty Corp.(ö) 39,387 1,670
Smartstop Self Storage REIT, Inc.(ö) 4,477 141
Sun Communities, Inc.(ö) 67,066 8,574
UDR, Inc.(ö) 77,481 2,816
Ventas, Inc.(ö) 58,823 5,168
VICI Properties, Inc.(ö) 16,515 482
Vornado Realty Trust(ö) 38,039 1,137
Welltower, Inc.(ö) 153,222 33,301
255,581
Total Common Stocks
(cost $284,318) 401,319
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 10,323,617 (∞) 10,322
Total Short-Term Investments
(cost $10,321) 10,322
Total Investments - 99.6%
(identified cost $294,639) 411,641
Other Assets and Liabilities,
Net - 0.4%
1,840
Net Assets - 100.0%
413,481

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 621
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.3%
Cellnex Telecom SA 11/06/23 EUR 3,879 32.58 126
131
CTP NV 04/16/21 EUR 28,649 15.89 455
545
HomeCo Daily Needs REIT 09/04/25 AUD 827,204 0.91 755 758
1,434
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 281 USD 10,951 06/26 368
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 368
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 85 AUD 119 05/04/26 1
Bank of America USD 162 EUR 138 05/04/26 —
Bank of America USD 109 HKD 854 05/04/26 —
Bank of America USD 282 SGD 361 05/04/26 1
Bank of America USD 1,125 SGD 1,438 05/05/26 5
Bank of America AUD 288 USD 206 05/01/26 (1)
Bank of America CHF 116 USD 146 05/04/26 (2)
Bank of America EUR 138 USD 161 05/04/26 (1)
Bank of America HKD 3,190 USD 407 05/04/26 —
Bank of America JPY 63,383 USD 398 05/07/26 (7)
Bank of America SEK 1,245 USD 134 05/04/26 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 24,443 $ — $ — $ 24,443
Belgium — 5,201 — — 5,201
Canada 5,434 — — — 5,434
China — 441 — — 441
France — 10,167 — — 10,167
Germany — 7,808 — — 7,808
Hong Kong — 13,874 — — 13,874
Israel — 754 — — 754

See accompanying notes which are an integral part of the financial statements.
622 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Japan — 36,614 — — 36,614
Netherlands — 545 — — 545
Singapore — 14,755 — — 14,755
Spain — 1,787 — — 1,787
Sweden — 5,334 — — 5,334
Switzerland — 5,668 — — 5,668
United Kingdom — 12,913 — — 12,913
United States 255,581 — — — 255,581
Short-Term Investments — — — 10,322 10,322
Total Investments 261,015 140,304 — 10,322 411,641
Other Financial Instruments
Assets
Futures Contracts 368 — — — 368
Foreign Currency Exchange Contracts 7 — — — 7
Liabilities
Foreign Currency Exchange Contracts (12) — — — (12)
Total Other Financial Instruments
*
$ 363 $ — $ — $ — $ 363
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
82,413 19 .9
Healthcare ..........................................................................................
49,097 11 .9
Industrial ............................................................................................
54,435 13 .2
Lodging/Resorts .................................................................................
16,540 4 .0
Office ..................................................................................................
21,215 5 .1
Residential ..........................................................................................
50,386 12 .2
Retail ..................................................................................................
63,251 15 .3
Self Storage ........................................................................................
21,074 5 .1
Technology .........................................................................................
42,908 10 .4
Short-Term Investments .......................................................
10,322 2 .5
Total Investments ............................................................................... 411,641 99 .6

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 623
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 7
Variation margin on futures contracts* 368 —
Total
$ 368 $ 7
Location: Statement of Assets and Liabilities - Liabilities
0 0
Unrealized depreciation on foreign currency exchange contracts $ — $ 12
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 95 $ —
Foreign currency exchange contracts — (1)
Total
$ 95 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 932 $ —
Foreign currency exchange contracts — (5)
Total
$ 932 $ (5)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
624 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 7 $ — $ 7
Total Financial and Derivative Assets
7 — 7
Financial and Derivative Assets not subject to a netting agreement
(7) — (7)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 12 $ — $ 12
Total Financial and Derivative Liabilities
12 — 12
Financial and Derivative Liabilities not subject to a netting agreement
(12) — (12)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 625
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 294,639
Investments, at fair value(>) ........................................................................................................................................................
411,641
Foreign currency holdings(^) ....................................................................................................................................................... 579
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 7
Receivables:
Dividends and interest ...................................................................................................................................................... 787
Dividends from affiliated funds ....................................................................................................................................... 32
Investments sold ............................................................................................................................................................... 3,450
Fund shares sold ............................................................................................................................................................... 222
Foreign capital gains taxes recoverable ........................................................................................................................... 165
From broker(a) ................................................................................................................................................................. 604
Variation margin on futures contracts .............................................................................................................................. 369
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
417,858
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,756
Fund shares redeemed ...................................................................................................................................................... 209
Accrued fees to affiliates .................................................................................................................................................. 313
Other accrued expenses .................................................................................................................................................... 87
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 12
Total liabilities ...........................................................................................................................................................
4,377
Net Assets ...............................................................................................................................................................
$ 413,481

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
626 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 40,423
Shares of beneficial interest .........................................................................................................................................................
126
Additional paid-in capital ............................................................................................................................................................
372,932
Net Assets ...............................................................................................................................................................
$ 413,481
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 10,322
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 574
(a)     R eceivable from Broker for Futures ................................................................................................................................... $ 604
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 31.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 33.66
Class A — Net assets ........................................................................................................................................................... $ 9,884,259
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 311,640
Net asset value per share: Class C (#) .......................................................................................................................................... $ 29.87
Class C — Net assets ........................................................................................................................................................... $ 4,726,457
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 158,249
Net asset value per share: Class M (#) ......................................................................................................................................... $ 32.90
Class M — Net assets .......................................................................................................................................................... $ 76,974,613
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,339,558
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 32.96
Class R6 — Net assets ......................................................................................................................................................... $ 3,479,544
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 105,554
Net asset value per share: Class S (#) .......................................................................................................................................... $ 32.95
Class S — Net assets ............................................................................................................................................................ $ 262,044,349
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,953,308
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 32.95
Class Y — Net assets ........................................................................................................................................................... $ 56,371,888
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,710,913
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 627
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,892
Dividend distributions from affiliated funds .................................................................................................................... 266
Interest .............................................................................................................................................................................. 20
Less foreign taxes withheld ............................................................................................................................................. (251)
Total investment income .............................................................................................................................................................
6,927
Expenses
Advisory fees ................................................................................................................................................................... 1,573
Administrative fees .......................................................................................................................................................... 93
Custodian fees .................................................................................................................................................................. 56
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 17
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 69
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 252
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 49
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ............................................................................................................................... 6
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 38
Miscellaneous .................................................................................................................................................................. 34
Expenses before reductions .............................................................................................................................................. 2,279
Expense reductions .......................................................................................................................................................... (192)
Net expenses ................................................................................................................................................................................
2,087
Net investment income (loss) .......................................................................................................................................................
4,840
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,123
Futures contracts .............................................................................................................................................................. 95
Foreign currency exchange contracts ............................................................................................................................... (1)
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
4,214
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 30,797
Futures contracts .............................................................................................................................................................. 932
Foreign currency exchange contracts ............................................................................................................................... (5)
Foreign currency-related transactions .............................................................................................................................. 40
Net change in unrealized appreciation (depreciation) ................................................................................................................. 31,764
Net realized and unrealized gain (loss) ........................................................................................................................................ 35,978
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 40,818

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
628 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,840 $ 8,712
Net realized gain (loss) ................................................................................................................ 4,214 8,643
Net change in unrealized appreciation (depreciation) ................................................................. 31,764 (12,872)
Net increase (decrease) in net assets from operations ....................................................................... 40,818 4,483
Distributions
To shareholders
Class A ..................................................................................................................................... (135) (307)
Class C ..................................................................................................................................... (52) (137)
Class M .................................................................................................................................... (1,094) (1,995)
Class R6 ................................................................................................................................... (51) (126)
Class S ...................................................................................................................................... (3,749) (8,134)
Class Y ..................................................................................................................................... (869) (1,954)
Net decrease in net assets from distributions ..................................................................................... (5,950) (12,653)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (2,387) (18,707)
Total Net Increase (Decrease) in Net Assets ...................................................................
32,481 (26,877)
Net Assets
Beginning of period ........................................................................................................................... 381,000 407,877
End of period ......................................................................................................................................
$ 413,481 $ 381,000

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 629
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 16 $ 500 30 $ 844
Proceeds from reinvestment of distributions 5 134 11 305
Payments for shares redeemed (33) (989) (59) (1,683)
Net increase (decrease)
(12) (355) (18) (534)
Class C
Proceeds from shares sold 2 44 6 163
Proceeds from reinvestment of distributions 2 52 5 137
Payments for shares redeemed (20) (560) (48) (1,303)
Net increase (decrease)
(16) (464) (37) (1,003)
Class M
Proceeds from shares sold 588 18,071 581 17,134
Proceeds from reinvestment of distributions 36 1,094 68 1,994
Payments for shares redeemed (245) (7,610) (932) (27,881)
Net increase (decrease)
379 11,555 (283) (8,753)
Class R6
Proceeds from shares sold 5 173 231 6,709
Proceeds from reinvestment of distributions 2 51 4 126
Payments for shares redeemed (5) (160) (266) (7,789)
Net increase (decrease)
2 64 (31) (954)
Class S
Proceeds from shares sold 709 21,953 1,639 49,142
Proceeds from reinvestment of distributions 123 3,737 275 8,105
Payments for shares redeemed (1,175) (36,598) (1,857) (54,953)
Net increase (decrease)
(343) (10,908) 57 2,294
Class Y
Proceeds from shares sold 21 641 126 3,803
Proceeds from reinvestment of distributions 29 869 66 1,954
Payments for shares redeemed (117) (3,789) (531) (15,514)
Net increase (decrease)
(67) (2,279) (339) (9,757)
Total increase (decrease)
(57) $ (2,387) (651) $ (18,707)

See accompanying notes which are an integral part of the financial statements.
630 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 29.11 29.68 23.66 25.23 37.09 26.92
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.32 .58 .58 .59 .46 .63
$ Net Realized and Unrealized Gain (Loss) 2.72 (.23) 5.98 (1.62) (9.80) 9.99
$ Total from Investment Operations 3.04 .35 6.56 (1.03) (9.34) 10.62
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.43) (.92) (.54) (.54) (1.12) (.45)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.39) —
$ Total Distributions (.43) (.92) (.54) (.54) (2.52) (.45)
$ Net Asset Value, End of Period 31.72 29.11 29.68 23.66 25.23 37.09
% Total Return
(±)(ǿ)
10.57 1.29 27.87 (4.24) (26.85) 39.58
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 9,884 9,416 10,149 9,037 10,570 16,012
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.42 1.42 1.42 1.42 1.39 1.38
% Expenses, Net
(Ƃ)(ɯ)
1.34 1.34 1.35 1.37 1.34 1.33
% Net Investment Income
(Ƃ)(ɯ)
2.18 2.03 2.10 2.24 1.44 1.87
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 27.43 28.02 22.39 23.95 35.34 25.77
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.20 .35 .36 .37 .21 .35
$ Net Realized and Unrealized Gain (Loss) 2.56 (.23) 5.65 (1.53) (9.31) 9.55
$ Total from Investment Operations 2.76 .12 6.01 (1.16) (9.10) 9.90
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.32) (.71) (.38) (.40) (.99) (.33)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.29) —
$ Total Distributions (.32) (.71) (.38) (.40) (2.29) (.33)
$ Net Asset Value, End of Period 29.87 27.43 28.02 22.39 23.95 35.34
% Total Return
(ǿ)
10.17 .52 26.94 (4.97) (27.42) 38.50
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,726 4,797 5,932 5,678 7,166 11,271
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.17 2.17 2.17 2.17 2.14 2.13
% Expenses, Net
(Ƃ)(ɯ)
2.09 2.09 2.10 2.12 2.09 2.08
% Net Investment Income
(Ƃ)(ɯ)
1.43 1.28 1.36 1.49 .68 1.09
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 631
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 30.18 30.74 24.48 26.06 38.24 27.71
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.40 .71 .70 .71 .59 .84
$ Net Realized and Unrealized Gain (Loss) 2.80 (.25) 6.20 (1.68) (10.14) 10.22
$ Total from Investment Operations 3.20 .46 6.90 (.97) (9.55) 11.06
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.48) (1.02) (.64) (.61) (1.17) (.53)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.45) —
$ Total Distributions (.48) (1.02) (.64) (.61) (2.63) (.53)
$ Net Asset Value, End of Period 32.90 30.18 30.74 24.48 26.06 38.24
% Total Return
(ǿ)
10.75 1.62 28.34 (3.90) (26.62) 40.07
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 76,975 59,170 68,961 55,520 83,807 123,210
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.17 1.16 1.17 1.17 1.14 1.13
% Expenses, Net
(Ƃ)(ɯ)
.99 .99 1.00 1.02 .99 .98
% Net Investment Income
(Ƃ)(ɯ)
2.56 2.38 2.44 2.59 1.79 2.36
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81
Class R6
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 30.24 30.79 24.52 26.10 38.29 27.74
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.40 .67 .74 .72 .61 .78
$ Net Realized and Unrealized Gain (Loss) 2.81 (.18) 6.19 (1.68) (10.14) 10.32
$ Total from Investment Operations 3.21 .49 6.93 (.96) (9.53) 11.10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.49) (1.04) (.66) (.62) (1.19) (.55)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.46) —
$ Total Distributions (.49) (1.04) (.66) (.62) (2.66) (.55)
$ Net Asset Value, End of Period 32.96 30.24 30.79 24.52 26.10 38.29
% Total Return
(ǿ)
10.76 1.72 28.42 (3.84) (26.56) 40.16
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,480 3,134 4,138 2,955 1,893 2,888
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.02 1.02 1.02 1.02 .99 .98
% Expenses, Net
(Ƃ)(ɯ)
.92 .92 .93 .95 .92 .91
% Net Investment Income
(Ƃ)(ɯ)
2.61 2.24 2.52 2.64 1.86 2.22
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81

See accompanying notes which are an integral part of the financial statements.
632 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 30.22 30.78 24.51 26.10 38.28 27.75
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.38 .68 .68 .68 .56 .74
$ Net Realized and Unrealized Gain (Loss) 2.81 (.25) 6.20 (1.68) (10.14) 10.29
$ Total from Investment Operations 3.19 .43 6.88 (1.00) (9.58) 11.03
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.46) (.99) (.61) (.59) (1.16) (.50)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.43) —
$ Total Distributions (.46) (.99) (.61) (.59) (2.60) (.50)
$ Net Asset Value, End of Period 32.95 30.22 30.78 24.51 26.10 38.28
% Total Return
(ǿ)
10.71 1.52 28.22 (4.01) (26.67) 39.90
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 262,044 250,747 253,559 225,853 355,075 542,275
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.17 1.17 1.17 1.17 1.14 1.13
% Expenses, Net
(Ƃ)(ɯ)
1.09 1.09 1.10 1.12 1.09 1.08
% Net Investment Income
(Ƃ)(ɯ)
2.43 2.28 2.35 2.49 1.69 2.12
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 30.23 30.78 24.51 26.09 38.28 27.73
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.40 .73 .74 .73 .62 .88
$ Net Realized and Unrealized Gain (Loss) 2.81 (.23) 6.19 (1.68) (10.14) 10.22
$ Total from Investment Operations 3.21 .50 6.93 (.95) (9.52) 11.10
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.49) (1.05) (.66) (.63) (1.20) (.55)
$ Distributions from Net Realized Gain — — — — (1.01) —
$ Return of Capital — — — — (.46) —
$ Total Distributions (.49) (1.05) (.66) (.63) (2.67) (.55)
$ Net Asset Value, End of Period 32.95 30.23 30.78 24.51 26.09 38.28
% Total Return
(ǿ)
10.82 1.75 28.46 (3.82) (26.54) 40.20
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 56,372 53,736 65,138 61,118 85,474 126,027
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.97 .97 .97 .97 .94 .93
% Expenses, Net
(Ƃ)(ɯ)
.89 .89 .90 .92 .89 .88
% Net Investment Income
(Ƃ)(ɯ)
2.61 2.44 2.56 2.64 1.88 2.46
% Portfolio Turnover Rate
(ǿ)
35 67 70 63 68 81

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 633
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or w as , an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 239,289
Administrative fees 15,588
Distribution fees 4,837
Shareholder servicing fees 966
Transfer agent fees 51,060
Trustees' fees 1,267
$ 313,007
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 16,748 $ 41,727 $ 48,153 $ — $ — $ 10,322 $ 266 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 317,246,688 $ 97,553,600 $ (2,791,607) $ 94,761,993

See accompanying notes which are an integral part of the financial statements.
634 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 35.2%
Corporate Bonds and Notes - 15.0%
Consumer Discretionary - 1.7%
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 150 150
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 586 581
1.750% due 09/15/30 (Þ) 483 390
Etsy, Inc.
0.250% due 06/15/28 1,091 990
Hims + Hers Health
4.698% due 05/15/30 (Þ)(ž) 227 189
LCI Industries
1.125% due 05/15/26 369 368
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 978 950
Penn Entertainment, Inc.
2.750% due 05/15/26 341 341
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 341 341
Winnebago Industries, Inc.
3.250% due 01/15/30 374 348
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 380 376
5,024
Consumer Staples - 0.4%
Alarm.com Holdings, Inc.
2.250% due 06/01/29 324 305
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 1,640 —
MGP Ingredients, Inc.
1.875% due 11/15/41 312 302
Spectrum Brands, Inc.
3.375% due 06/01/29 510 522
1,129
Energy - 1.3%
Array Technologies, Inc.
1.000% due 12/01/28 619 575
BP Capital Markets PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 76 78
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 36 38
Energy Transfer, LP
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 20 20
Series .
6.750% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.475%)(Ê) 60 61
Series B
6.625% due 12/31/99 (CME Term
SOFR 3 Month + 4.417%)(Ê)(ƒ) 103 104
Series G
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 142 146
Enphase Energy, Inc.
5.574% due 03/01/28 (ž) 1,062 961
Green Plains, Inc.
2.250% due 03/15/27 347 349
Nabors Industries, Inc.
1.750% due 06/15/29 473 463
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 91 91
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 80 80
XPLR Infrastructure, LP
2.500% due 06/15/26 (Þ) 880 875
3,841
Financial Services - 4.6%
Affirm Holdings, Inc.
5.130% due 11/15/26 (ž) 1,001 974
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 58 58
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 51 49
American National Group, Inc.
7.000% due 12/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê) 30 29
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 60 59
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
SOFR + 4.135%)(Ê) 71 72
Athene Holding, Ltd.
6.875% due 06/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.582%)(Ê) 56 54
Bank of America Corp.
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.351%)(Ê)(ƒ) 130 131
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 202 208
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 67 67

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 635
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 879 874
Block, Inc.
0.250% due 11/01/27 636 600
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 129 120
Series L
6.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.250%)(Ê)(ƒ) 145 145
Citigroup, Inc.
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.001%)(Ê)(ƒ) 161 163
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 94 97
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 77 80
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 227 231
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 187 190
Series JJ
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.745%)(Ê)(ƒ) 52 52
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 833 830
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 47 48
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.181%)(Ê)(ƒ) 40 41
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 55 56
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Gladstone Capital Corp.
5.875% due 10/01/30 488 467
Global Atlantic Fin Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 48 48
7.250% due 03/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.550%)(Ê)(Þ) 70 69
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 27 28
Goldman Sachs Group, Inc. (The)
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 167 174
Series Z
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 89 92
HA Sustainable Infrastructure Capital,
Inc.
8.000% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê) 50 53
7.125% due 11/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.478%)(Ê) 35 35
Hartford Insurance Group, Inc. (The)
Series ICON
6.039% due 02/12/67 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 59
Hercules Capital, Inc.
4.750% due 09/01/28 (Þ) 611 596
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 36 35
Series K
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(ƒ) 70 70
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 140 146
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 67 69
Series PP
6.100% due 12/31/99 124 124
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 30 32
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 164
MetLife, Inc.

See accompanying notes which are an integral part of the financial statements.
636 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.400% due 12/15/66 25 26
9.250% due 04/08/68 (Þ) 125 148
Pebblebrook Hotel Trust
1.750% due 12/15/26 930 915
PennyMac Corp.
8.500% due 06/01/29 511 531
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 110 109
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 41 41
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 19 19
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 108 110
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 40 39
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 30 30
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 37
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 34
Redfin Corp.
0.500% due 04/01/27 922 886
Redwood Trust, Inc.
7.750% due 06/15/27 625 629
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 62 63
6.375% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.344%)(Ê) 36 35
Repay Holdings
2.875% due 07/15/29 (Þ) 171 152
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 868 867
SBL Holdings, Inc.
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 14 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.508% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 10 10
Shift4 Pyaments , Inc.
0.500% due 08/01/27 877 827
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 47 48
Upstart Holdings, Inc.
0.250% due 08/15/26 337 330
Voya Financial, Inc.
Series A
7.758% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 17 18
Wells Fargo & Co.
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 37 38
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 54 57
Series *
5.950% due 12/01/86 44 45
Series GG
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.340%)(Ê)(ƒ) 151 151
13,749
Health Care - 1.9%
Alphatec Holdings, Inc.
0.750% due 08/01/26 139 136
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 885 808
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,021 989
CONMED Corp.
2.250% due 06/15/27 695 679
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 67 70
Dexcom, Inc.
0.375% due 05/15/28 975 904
Enovis Corp.
3.875% due 10/15/28 450 438
Envista Holdings Corp.
1.750% due 08/15/28 306 306
Haemonetics Corp.
2.500% due 06/01/29 56 54
Humana, Inc.
6.625% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.891%)(Ê) 47 46
NeoGenomics , Inc.
0.250% due 01/15/28 395 365

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 637
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teladoc Health, Inc.
1.250% due 06/01/27 904 870
5,665
Producer Durables - 0.3%
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 794 770
JBT Marel Corp.
0.250% due 05/15/26 199 199
969
Technology - 4.0%
Bandwidth, Inc.
0.500% due 04/01/28 287 260
Bentley Systems, Inc.
0.375% due 07/01/27 930 891
Bill.com Holdings, Inc.
4.528% due 04/01/27 (ž) 429 412
Cerence , Inc.
1.500% due 07/01/28 454 407
DigitalOcean Holdings, Inc.
1.194% due 12/01/26 (ž) 171 170
DraftKings, Inc.
5.164% due 03/15/28 (ž) 1,038 945
Five9, Inc.
1.000% due 03/15/29 714 620
Match Group Financeco , Inc.
2.000% due 01/15/30 (Þ) 1,025 932
Okta, Inc.
0.375% due 06/15/26 663 659
Pagerduty , Inc.
1.500% due 10/15/28 549 500
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 483 492
Q2 Holdings, Inc.
0.750% due 06/01/26 (Þ) 506 504
Rapid7, Inc.
0.250% due 03/15/27 398 377
Snap, Inc.
0.750% due 08/01/26 257 247
5.185% due 05/01/27 (ž) 544 517
0.125% due 03/01/28 49 45
Strategy, Inc.
4.171% due 12/01/29 (ž) 965 833
Unity Software, Inc.
4.475% due 11/15/26 (ž) 892 871
Upwork, Inc.
0.250% due 08/15/26 840 826
Workiva, Inc.
1.125% due 08/15/26 (Þ) 311 307
Ziff Davis, Inc.
1.750% due 11/01/26 575 566
Zscaler, Inc.
4.409% due 07/15/28 (Þ)(ž) 359 326
11,707
Utilities - 0.8%
Alliant Energy Corp.
5.750% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.077%)(Ê) 55 54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 29 31
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 68 67
Series *
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 85 89
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 75 75
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 135 134
American Water Capital Corp.
3.625% due 06/15/26 283 282
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 37 38
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 45
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 23
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 97 89
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 53 54
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 60 61
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 138 138
Series **
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 78 78
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 43 45
Emera US Finance LLC
Series A

See accompanying notes which are an integral part of the financial statements.
638 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.650% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.866%)(Ê) 41 41
Series B
6.850% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.648%)(Ê) 47 47
Entergy Corp.
6.100% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.013%)(Ê) 70 70
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 44 45
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 45 46
Eversource Energy
Series A
6.100% due 08/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.521%)(Ê) 47 47
Series B
6.350% due 08/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.325%)(Ê) 79 79
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 126 132
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 74 76
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 36 37
Series .
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 100 104
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 26 27
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 16 16
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 74 73
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 114 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 101 103
6.375% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 60 61
Spire, Inc.
6.250% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.556%)(Ê) 55 55
6.450% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.327%)(Ê) 35 35
2,512
44,596
International Debt - 20.2%
Abu Dhabi Government International
Bond
3.125% due 09/30/49 (Þ) 255 170
Aeropuerto Internacional De Tocumen
SA
5.125% due 08/11/61 (Þ) 662 544
African Export-Import Bank (The)
3.994% due 09/21/29 (Þ) 348 329
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 150 148
Allianz SE
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.233%)(Ê)(ƒ)(Þ) 200 200
AltaGas , Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 62 64
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 200 213
9.875% due 10/15/35 (Þ) 200 215
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 160 138
Series *
4.125% due 07/09/35 (~)(Ê) 563 420
AXA SA
8.600% due 12/15/30 40 46
Axia Energia
4.625% due 02/04/30 (Þ) 350 337
Azerbaijan Government International
Bond
3.500% due 09/01/32 (Þ) 108 102
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 200 202
6.750% due 09/20/29 (Þ) 200 201
Banco Bilbao Vizcaya Argentaria SA
7.130% due 12/31/99 200 200
Banco del Estado de Chile

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 639
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 212
Banco Nacional de Mexico SA
6.697% due 08/07/36 200 200
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 203 182
Banco Santander SA
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 217
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 237
Series 0000
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.753%)(Ê)(ƒ) 200 199
Bank of Montreal
Series 6
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 200 205
Bapco Energies BSC Closed
8.375% due 11/07/28 (Þ) 772 791
Barclays PLC
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 223
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 82
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 74 77
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 209
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 214
Brazilian Government International
Bond
6.250% due 05/22/36 200 199
7.250% due 01/12/56 394 396
Brookfield Finance, Inc.
6.300% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.076%)(Ê) 27 26
Canadian Imperial Bank of Commerce
7.000% due 10/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê) 200 205
CBB International Sukuk Programme
Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 09/16/27 (Þ) 200 194
Central Plaza Development, Ltd.
7.150% due 03/21/28 (Þ) 307 310
6.800% due 04/07/29 (Þ) 229 229
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 384 384
CFAMC IV Co., Ltd.
Series EMTN
3.375% due 02/24/30 (Þ) 377 358
Chile Government International Bond
2.550% due 07/27/33 209 180
China Government International Bond
3.750% due 11/13/30 (Þ) 200 200
Colombia Government International
Bond
6.125% due 01/21/31 200 200
7.750% due 11/07/36 200 211
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 709 753
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 352 298
Commerzbank AG
Series EMTN
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 209
Corp. Financiera de Desarrollo SA
2.400% due 09/28/27 (Þ) 200 194
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 671 426
6.780% due 01/13/55 (Þ) 400 427
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 232 240
Credit Agricole SA
7.125% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.584%)
(Ê)(ƒ)(Þ) 200 207
Dai-ichi Life Insurance Co., Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 204
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 626 611
6.850% due 01/27/45 (Þ) 138 139
DP World, Ltd.
6.850% due 07/02/37 (Þ) 620 668
Ecopetrol SA
4.625% due 11/02/31 232 209
8.375% due 01/19/36 62 64
5.875% due 05/28/45 275 211
5.875% due 11/02/51 179 132
Ecuador Government International
Bond
6.900% due 07/31/30 (~)(Ê)(Þ) 180 180
8.750% due 01/29/34 (Þ) 200 204

See accompanying notes which are an integral part of the financial statements.
640 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.900% due 07/31/35 (~)(Ê)(Þ) 185 171
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 268 278
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 211
8.500% due 01/31/47 (Þ) 377 344
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 171 191
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 932 734
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 921 763
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 107 114
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 43 43
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 137 138
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 93
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 185
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 39 39
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 75 79
Eskom Holdings SOC, Ltd.
6.350% due 08/10/28 (Þ) 539 547
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 584 523
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 222 230
Franshion Brilliant, Ltd.
4.250% due 07/23/29 (Þ) 342 317
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 200 196
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 310 261
Garuda Indonesia Persero Tbk PT
6.500% due 12/28/31 (Þ) 231 197
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 563 541
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 17 16
5.000% due 07/03/29 (~)(Ê)(Þ) 150 146
Grupo Energia Bogota SA ESP
4.875% due 05/15/30 (Þ) 509 499
Guatemala Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/13/28 (Þ) 234 234
3.700% due 10/07/33 (Þ) 200 179
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 200 203
HSBC Holdings PLC
6.500% due 09/15/37 100 107
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.914%)(Ê)(ƒ) 200 202
7.050% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.987%)(Ê)(ƒ) 200 205
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 311 318
6.000% due 09/26/35 (Þ) 216 225
Immunocore Holdings
2.500% due 02/01/30 58 52
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
5.800% due 05/15/50 (Þ) 200 185
Indonesia Government International
Bond
5.650% due 01/11/53 200 196
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ)(ƒ) 200 214
Series .
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.594%)
(Ê)(ƒ) 200 207
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 762 748
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 215
6.750% due 02/25/41 (Þ) 200 185
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 200 207
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 200 202
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 223 218
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 200 211
8.250% due 02/28/48 (Þ) 200 180
Kondor Finance PLC
7.625% due 11/08/28 (Þ) 492 378
Lebanon Government International
Bond
Series GMTN
6.650% due 11/03/28 (Æ)(Ø)(Þ) 483 122
Lloyds Banking Group PLC

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 641
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 213
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 545 547
Meiji Yasuda Life Insurance Co.
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 204
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 213 185
Mexico Government International
Bond
6.338% due 05/04/53 400 377
6.750% due 02/09/56 200 197
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 214
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 (Þ) 607 601
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 200 198
MVM Energetika Zrt .
7.500% due 06/09/28 (Þ) 701 734
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 200 226
8.631% due 01/13/36 (Þ) 319 350
Nomura Holdings, Inc.
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.084%)(Ê)(ƒ) 200 206
OCP SA
3.750% due 06/23/31 (Þ) 755 694
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 245 242
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 604 591
OQ SAOC
5.125% due 05/06/28 (Þ) 418 419
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 200 204
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 709
Panama Government International
Bond
8.000% due 03/01/38 352 418
4.300% due 04/29/53 200 154
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 208
6.650% due 03/04/55 (Þ) 200 211
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 200 202
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 650 473
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 270 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 195
4.875% due 07/17/49 (Þ) 318 257
Peruvian Government International
Bond
5.500% due 03/30/36 292 295
5.875% due 08/08/54 31 30
6.200% due 06/30/55 38 39
Petrobras Global Finance BV
6.900% due 03/19/49 15 15
6.850% due 06/05/15 677 642
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 34 13
5.375% due 04/12/27 (Æ)(Ø)(Þ) 234 89
5.500% due 04/12/37 (Æ)(Ø)(Þ) 196 74
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 1,231 865
Petroleos Mexicanos
6.750% due 09/21/47 645 543
6.625% due 09/29/49 (Þ) 894 684
7.690% due 01/23/50 626 572
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 204
5.848% due 04/03/55 (Þ) 200 206
3.404% due 04/28/61 (Þ) 1,123 748
Philippine Government International
Bond
5.170% due 10/13/27 200 203
1.950% due 01/06/32 401 348
Poland Government International Bond
Series 10Y
5.375% due 02/12/35 139 142
Series 30Y
5.500% due 03/18/54 136 127
6.125% due 04/14/56 341 342
Series 5Y
4.875% due 02/12/30 46 47
Riyad Bank
5.805% due 01/14/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê)(Þ) 616 605
RLGH Finance Bermuda Ltd.
Series .
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.022%)(Ê)(ƒ)(Þ) 200 200
Rogers Communications, Inc.
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 48 50
Romanian Government International
Bond
5.750% due 07/04/36 (Þ) 300 283
7.500% due 02/10/37 (Þ) 250 267
5.125% due 06/15/48 (Þ) 70 56
4.000% due 02/14/51 (Þ) 202 133
7.625% due 01/17/53 (Þ) 202 215
Rothesay Life PLC

See accompanying notes which are an integral part of the financial statements.
642 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.991%)(Ê)(ƒ)(Þ) 200 199
Royal Bank of Canada
6.500% due 05/24/86 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê) 200 198
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 441 285
Samruk-Kazyna JSC
2.000% due 10/28/26 (Þ) 200 197
Saudi Arabian Oil Co.
3.500% due 11/24/70 (Þ) 214 131
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 302 303
4.375% due 01/12/31 (Þ) 263 259
5.875% due 01/12/56 (Þ) 400 384
Sea, Ltd.
0.250% due 09/15/26 925 909
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 100 56
Serbia Government International Bond
5.500% due 05/06/36 (Þ) 238 232
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 201
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.153%)(Ê)(ƒ)(Þ) 200 219
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 219
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 600 572
South Bow Canadian Infrastructure
Holdings, Ltd.
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 95 99
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 62 48
3.600% due 05/15/36 (~)(Ê)(Þ) 34 32
3.600% due 02/15/38 (~)(Ê)(Þ) 131 124
Stellantis NV
6.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.239%)(Ê)(ƒ)(Þ) EUR 100 115
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 190
Swedbank AB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 212
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 693
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 632 632
TELUS Corp.
7.000% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.709%)(Ê) 50 52
Series **
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 70 71
Series .
6.375% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.694%)(Ê) 97 97
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 100 99
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 211 208
Toronto-Dominion Bank (The)
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 200 207
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 522 522
TransCanada PipeLines , Ltd.
Series .
6.125% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.250%)(Ê) 43 43
6.375% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.117%)(Ê) 45 45
TransCanada Trust
5.500% due 09/15/79 (CME Term
SOFR 3 Month + 4.416%)(Ê) 37 37
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 129
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 607 633
Trinidad Generation Unlimited
7.750% due 06/16/33 (Þ) 583 616
Turkiye Government International
Bond
6.300% due 03/14/33 342 330
Series 5Y
9.875% due 01/15/28 210 225
Turkiye Ihracat Kredi Bankasi AS

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 643
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 07/06/26 (Þ) 700 700
Turkiye Varlik Fonu Yonetimi AS
7.750% due 09/10/35 (Þ) 368 374
UBS Group AG
6.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.240%)
(Ê)(ƒ)(Þ) 200 201
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.296%)
(Ê)(ƒ)(Þ) 200 203
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 213
Ueno Bank SA
6.700% due 03/06/31 (Þ) 200 197
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 113 87
4.000% due 02/01/32 (~)(Ê)(Þ) 132 101
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 37 19
8.056% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 244 124
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 733 572
Uruguay Government International
Bond
5.750% due 10/28/34 400 420
5.250% due 09/10/60 165 152
Uzbekistan Government International
Bond
6.900% due 02/28/32 (Þ) 200 214
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 687 666
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 256 117
8.250% due 10/13/24 (Æ)(Ø)(Þ) 144 69
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 75 59
YPF SA
6.950% due 07/21/27 (Þ) 166 167
8.500% due 06/27/29 (Þ) 523 539
7.000% due 12/15/47 (Þ) 40 36
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 64 63
59,745
Total Long-Term Fixed
Income Investments
(cost $102,795) 104,341
Common Stocks - 54.2%
Consumer Discretionary - 5.1%
ABB, Ltd. 1,266 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd. 51,860 852
Alibaba Group Holding, Ltd. - ADR 419 55
Amazon.com, Inc.(Æ) 3,692 979
API Group Corp.(Æ) 1,527 70
Aristocrat Leisure, Ltd. 3,405 117
Autoliv, Inc. 1,505 174
AutoZone, Inc.(Æ) 168 622
Best Buy Co., Inc. 2,883 174
Bridgestone Corp. 5,400 113
BYD Co., Ltd. Class H 15,000 199
Caesars Entertainment, Inc.(Æ) 3,610 100
Cembre SpA 677 62
Chemring Group PLC 653 5
China Tourism Group Duty Free Corp.,
Ltd. Class A
2,200 21
Chipotle Mexican Grill, Inc. Class
A(Æ)
3,374 115
Cie Financiere Richemont SA Class A 3,288 627
Cie Generale des Etablissements
Michelin SCA
10,206 370
Comet Holding AG 373 147
Costco Wholesale Corp. 359 364
CSG NV(Æ) 1,953 42
Darden Restaurants, Inc. 1,430 287
Davide Campari-Milano NV 47,290 350
Deckers Outdoor Corp.(Æ) 714 73
Diageo PLC 6,209 125
DiDi Global, Inc. - ADR(Æ) 8,336 30
Dollar General Corp. 1,698 197
DraftKings, Inc. Class A(Æ) 1,062 25
Fox Corp. Class A 1,384 88
Fox Corp. Class B 3,570 204
General Motors Co. 3,105 239
H World Group, Ltd. - ADR 3,037 157
Hanwha Aerospace Co., Ltd. 121 115
Howden Joinery Group PLC 25,861 275
Hoya Corp. 900 168
Hubbell, Inc. Class B 613 311
Hyundai Department Store Co., Ltd. 210 16
IAC, Inc.(Æ) 10,540 470
Industria de Diseno Textil SA 2,519 151
InterContinental Hotels Group PLC 3,039 440
Kia Corp. 1,529 158
Kingfisher PLC 4,686 18
Kuaishou Technology(Þ) 8,100 45
Kyocera Corp. 18,300 319
Lagercrantz Group AB Class B 705 18
Las Vegas Sands Corp. 3,893 213
LVMH Moet Hennessy Louis Vuitton
SE
706 375
Magazine Luiza SA 31,693 53
McDonald's Corp. 1,615 474
Meituan Class B(Æ)(Þ) 1,400 15
MercadoLibre , Inc.(Æ) 105 188
Netflix, Inc. Class B(Æ) 218 20
Next PLC 838 148
NKT A/S(Æ) 666 98
OEM International AB Class B 4,378 69
Oriental Holdings Berhad 11,974 22
OVS SpA (Þ) 4,056 24
Pearson PLC 2,933 43
Pernod Ricard SA 2,531 187
Persimmon PLC Class A 1,676 24

See accompanying notes which are an integral part of the financial statements.
644 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Remy Cointreau SA 2,904 137
Rolls-Royce Holdings PLC 4,304 70
Ross Stores, Inc. 644 147
SFS Group AG 115 18
Singapore Technologies Engineering,
Ltd.
11,300 96
SJM Holdings, Ltd.(Æ) 63,000 17
Teleperformance SE 279 19
Tencent Holdings, Ltd. 12,932 785
Tencent Holdings, Ltd. - ADR 1,327 81
Tesla, Inc.(Æ) 634 242
TJX Cos., Inc. (The) 4,489 704
Tkms AG& Co. KGaA (Æ) 661 68
Universal Music Group NV 4,577 96
Vincorion SE(Æ) 1,743 46
Virbac SACA 102 45
Volkswagen AG 429 44
Walmart, Inc. 498 66
Weichai Power Co., Ltd. Class H 8,000 40
Williams-Sonoma, Inc. 1,423 258
Wolters Kluwer NV 202 16
Yamaha Corp. 26,000 187
Zalando SE(Æ)(Þ) 11,515 284
15,033
Consumer Staples - 2.3%
Alimentation Couche-Tard, Inc. 3,804 225
Ambev SA 13,982 41
Anheuser-Busch InBev SA 5,592 423
Asahi Group Holdings, Ltd. 12,100 120
Astarta Holding PLC 1,291 18
Beiersdorf AG 2,490 206
BIM Birlesik Magazalar AS 3,006 49
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
5,335 20
Carrefour SA 1,987 39
China Mengniu Dairy Co., Ltd. 29,000 64
Church & Dwight Co., Inc. 3,025 294
Coca-Cola Consolidated, Inc. 507 104
Colgate-Palmolive Co. 2,410 206
Eastroc Beverage Group Co, Ltd. Class
H(Æ)
600 15
Essity AB Class B 3,256 86
First Pacific Co., Ltd. 22,000 15
Genting Plantations Berhad 17,600 23
Golden Agri-Resources, Ltd. 248,420 62
GS Holdings Corp. 412 23
Haleon PLC 38,291 177
Hershey Co. (The) 1,555 289
Hormel Foods Corp. 7,607 163
Imperial Brands PLC 3,566 136
Kao Corp. 2,400 89
Kato Sangyo Co., Ltd. 200 8
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Magnum Ice Cream Co. NV (The)(Æ) 1,688 25
Metro, Inc. Class A 1,039 70
Monster Beverage Corp.(Æ) 2,859 220
National Vision Holdings, Inc.(Æ) 16,877 392
PepsiCo, Inc. 5,113 810
Philip Morris International, Inc. 1,783 294
Procter & Gamble Co. (The) 3,622 533
Puregold Price Club, Inc. 17,454 12
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reckitt Benckiser Group PLC 5,786 368
Royal Unibrew A/S 912 61
Saputo, Inc. 1,256 38
Smithfield Foods, Inc. 825 22
Tyson Foods, Inc. Class A 1,951 125
Unilever PLC 6,878 402
Wal-Mart de Mexico SAB de CV 27,236 86
Yesway , Inc. Class A(Æ) 16,164 416
6,769
Energy - 1.9%
Aker Solutions ASA 12,219 56
Antero Resources Corp.(Æ) 3,405 134
APA Group 16,244 121
Baker Hughes Co. 2,744 191
BP PLC 20,720 164
Cenovus Energy, Inc. 11,353 332
Chevron Corp. 580 112
Delta Electronics, Inc. 2,000 138
DOF Group ASA 3,091 46
EQT Corp. 2,248 135
Eramet SA 743 51
Exxon Mobil Corp. 5,654 873
Fortune Electric Co., Ltd. 5,000 145
Gazprom PJSC(Æ)(Š) 376,946 —
Hochschild Mining PLC 5,495 47
Imperial Oil, Ltd. 885 119
Japan Petroleum Exploration Co., Ltd. 2,300 34
Liberty Energy, Inc. Class A 15,134 511
NAC Kazatomprom JSC - GDR(Þ) 500 44
National Energy Services Reunited
Corp.(Æ)
14,803 369
Odfjell Drilling, Ltd. 5,881 63
Paladin Energy, Ltd.(Æ) 5,758 49
Petroleo Brasileiro SA - Petrobras
- ADR
14,049 309
Range Resources Corp. 1,884 82
Reliance Industries, Ltd. - GDR(Þ) 1,460 89
Santos, Ltd. 28,591 164
SBM Offshore NV 1,418 61
Schneider Electric SE 646 204
Shell PLC 276 13
Solaria Energia y Medio Ambiente
SA(Æ)
2,490 71
Subsea 7 SA 1,535 55
Targa Resources Corp. 1,073 279
Teck Resources, Ltd. Class B 2,577 150
TGS ASA 5,314 87
Tourmaline Oil Corp. 1,077 52
Tullow Oil PLC(Æ) 92,600 19
Williams Cos., Inc. (The) 4,294 328
YPF SA - ADR(Æ) 2,111 95
5,792
Financial Services - 15.1%
3i Group PLC 1,947 68
Absa Group, Ltd. 3,877 54
Aedifica SA(ö) 2,134 181
Ageas SA 1,106 87
Agree Realty Corp.(ö) 5,208 402
AIA Group, Ltd. 17,800 196
Akbank TAS 58,963 96

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 645
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allstate Corp. (The) 1,655 360
Alpha Bank SA 26,094 105
American Financial Group, Inc. 726 97
American Integrity Insurance Group,
Inc.
18,943 371
American Tower Corp.(ö) 730 133
Ameriprise Financial, Inc. 617 293
Amundi SA(Þ) 324 31
Atrium Ljungberg AB Class B 10,208 33
Avanza Bank Holding AB 758 27
Azimut Holding SpA 1,813 77
Banca IFIS SpA 1,532 42
Banco BTG Pactual SA(Æ) 5,736 69
Banco do Brasil SA 11,317 51
Bangkok Bank PCL - NVDR 5,900 30
Bank Leumi Le-Israel BM 4,040 102
Bank Mandiri Persero Tbk PT 746,292 190
Bank of America Corp. 4,961 265
Bank of Ireland Group PLC 10,076 200
Bank of Montreal 72 11
Barclays PLC 2,122 12
Berkshire Hathaway, Inc. Class B(Æ) 446 211
BGC Group, Inc. Class A 49,835 560
BlackRock, Inc. 456 486
Blackstone, Inc. Class A 3,058 384
BNP Paribas SA 1,095 115
Brambles, Ltd. 11,237 183
British Land Co. PLC (The)(ö) 13,565 72
Broadstone Net Lease, Inc.(ö) 16,018 317
BXP, Inc.(ö) 6,625 387
Canadian Imperial Bank of Commerce 886 99
Capital One Financial Corp. 1,445 276
CapitaLand Ascendas REIT(ö) 60,800 119
CapitaLand Integrated Commercial
Trust Class A(ö)
65,600 122
Capitaland Investment, Ltd. 50,100 110
Capitec Bank Holdings, Ltd. 207 54
CareTrust REIT, Inc.(ö) 3,290 130
Catena AB 1,850 87
Cenergy Holdings SA 2,804 80
Centurion Accommodation REIT(ö) 96,800 84
Charles Schwab Corp. (The) 3,724 341
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China International Capital Corp., Ltd.
Class H(Þ)
52,000 135
China Resources Land, Ltd. 17,000 71
Cincinnati Financial Corp. 1,142 187
Citigroup, Inc. 1,800 230
CK Hutchison Holdings, Ltd. Class B 7,500 63
Close Brothers Group PLC(Æ) 4,313 26
CME Group, Inc. Class A 4,379 1,260
Computershare, Ltd. 3,184 70
Country Garden Services Holdings
Co., Ltd.
37,000 30
Credicorp , Ltd. 115 37
Cresud SACIF y A - ADR 2,162 24
Crown Castle, Inc.(ö) 4,565 405
DBS Group Holdings, Ltd. 8,100 374
Dexus(ö) 27,302 123
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 75
Digital Realty Trust, Inc.(ö) 6,991 1,405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dime Community Bancshares, Inc. 6,900 248
EastGroup Properties, Inc.(ö) 810 163
EFG International AG(Æ) 957 21
Equinix, Inc.(ö) 884 957
Equity LifeStyle Properties, Inc. Class
A(ö)
3,223 204
Equity Residential(ö) 1,306 85
Erie Indemnity Co. Class A 238 52
Essential Properties Realty Trust, Inc.
(ö)
13,363 420
Essex Property Trust, Inc.(ö) 1,060 279
Everest Group, Ltd. 545 194
Extra Space Storage, Inc.(ö) 4,491 644
Fastighets AB Balder Class B(Æ) 8,765 52
First BanCorp 18,686 454
First Industrial Realty Trust, Inc.(ö) 3,502 217
flatexDEGIRO SE 3,186 114
Franklin Resources, Inc. 1,071 32
Gaming and Leisure Properties, Inc.(ö) 3,801 184
GF Securities Co., Ltd. Class H 19,200 43
GLP J-REIT(ö) 82 71
Goldman Sachs Group, Inc. (The) 16 15
Goodman Group(ö) 26,581 575
Grupo Financiero Banorte SAB de CV
Class O
4,548 49
Grupo Financiero Galicia SA - ADR 656 27
Guaranty Trust Holding Co. PLC 610,951 60
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
1,192 41
Hana Financial Group, Inc. 3,168 275
Hankook & Company Co., Ltd. 1,375 23
Hartford Insurance Group, Inc. (The) 1,880 257
HDFC Bank, Ltd. - ADR 10,731 273
Healthcare Realty Trust, Inc.(ö) 14,113 264
Hi Sun Technology China, Ltd.(Æ) 156,000 9
Hiscox , Ltd. 6,904 146
Hoist Finance AB(Þ) 1,161 18
Hong Kong Exchanges & Clearing,
Ltd.
4,700 250
Hongkong Land Holdings, Ltd. 20,200 160
Host Hotels & Resorts, Inc.(ö) 18,531 392
HSBC Holdings PLC 1,388 25
Hudson Pacific Properties, Inc.(Æ)(ö) 3,907 36
Huntington Bancshares, Inc.(Æ)(ƒ) 1,879 40
ICICI Bank, Ltd. - ADR 18,846 501
ING Groep NV 5,778 168
Ingenia Communities Group(ö) 37,903 109
Intact Financial Corp. 273 53
Intercontinental Exchange, Inc. 2,851 451
Invitation Homes, Inc.(ö) 13,412 386
Iron Mountain, Inc.(ö) 3,322 419
IRSA Inversiones y Representaciones
SA - ADR(Æ)
43 1
Itau Unibanco Holding SA - ADR 14,317 125
Japan Metropolitan Fund Investment
Corp.(ö)
217 161
Japan Real Estate Investment Corp.(ö) 211 162
JPMorgan Chase & Co. 2,480 777
Kasikornbank PCL - NVDR 3,600 22
KB Financial Group, Inc. 1,118 121
Keppel REIT(ö) 141,000 99
Kimco Realty Corp.(ö) 20,567 486
Kimco Realty Corp. Class L(Æ)(ƒ) 1,511 30

See accompanying notes which are an integral part of the financial statements.
646 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kite Realty Group Trust(ö) 8,102 212
Klepierre SA(ö) 7,214 292
Land Securities Group PLC(ö) 12,731 103
LEG Immobilien SE 1,093 76
Link REIT(ö) 35,230 177
Lloyds Banking Group PLC 102,180 138
LondonMetric Property PLC(ö) 35,182 91
Longfor Group Holdings, Ltd.(Þ) 44,500 46
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 7
Mandatum Oyj 13,166 106
Manulife Financial Corp. 5,254 207
Mapfre SA 3,118 15
Marsh & McLennan Cos., Inc. 2,433 408
Mastercard, Inc. Class A 1,707 859
Melisron , Ltd. 541 80
Mercialys SA(ö) 6,567 96
MetLife, Inc. 1,758 141
Mitsubishi Estate Co., Ltd. 10,600 302
Mitsubishi UFJ Financial Group, Inc. 1,400 25
Mitsui Fudosan Accommodations
Fund, Inc.(ö)
47 39
Mitsui Fudosan Co., Ltd. 40,875 447
Moody's Corp. 1,323 611
Morgan Stanley 1,148 219
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
1,200 31
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen
488 292
Nasdaq, Inc. 3,028 278
NatWest Group PLC 21,841 173
Nippon Building Fund, Inc.(ö) 156 131
Nippon Prologis REIT, Inc.(ö) 180 103
NN Group NV 1,804 158
NOBA Bank Group AB(Æ) 4,917 45
Nomura Real Estate Master Fund, Inc.
(ö)
126 130
Nordea Bank Abp 7,629 143
Northern Trust Corp. 240 40
Northpointe Bancshares, Inc. 16,274 290
Omega Healthcare Investors, Inc.(ö) 4,917 231
ORIX Corp. 679 23
Outfront Media, Inc.(ö) 5,945 183
Oversea-Chinese Banking Corp., Ltd. 8,700 150
Peapack-Gladstone Financial Corp. 6,005 251
Perella Weinberg Partners 23,761 540
Ping An Insurance Group Co. of China,
Ltd. Class H
14,061 114
Piraeus Bank SA(Æ) 9,539 91
Principal Financial Group, Inc. 1,797 181
Progressive Corp. (The) 2,749 553
Prologis, Inc.(ö) 6,473 919
Public Storage(ö) 1,147 347
Rayonier, Inc.(ö) 6,695 142
RELX PLC 3,135 115
RenaissanceRe Holdings, Ltd. 621 191
Resona Holdings, Inc. 11,400 142
Ringkjoebing Landbobank A/S 194 48
Royal Bank of Canada 3,034 546
Safestore Holdings PLC(ö) 6,029 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Fire & Marine Insurance Co.,
Ltd.
227 71
SBA Communications Corp.(ö) 628 139
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Scentre Group(ö) 71,593 193
Schroders PLC 3,624 29
Segro PLC(ö) 33,027 316
SGS SA 720 78
Shinhan Financial Group Co., Ltd. 1,374 93
Shurgard Self Storage, Ltd.(ö) 1,599 50
Simon Property Group, Inc.(ö) 1,867 380
Sirius Real Estate, Ltd.(ö) 36,101 49
Societe Generale SA 1,999 160
Sompo Holdings, Inc. 900 33
Sparebanken Norge 2,410 52
Standard Bank Group, Ltd. 4,407 85
Stockland(ö) 24,021 70
Sumitomo Mitsui Financial Group, Inc. 3,600 127
Sumitomo Realty & Development Co.,
Ltd.
9,200 287
Sun Communities, Inc.(ö) 5,137 657
Sun Hung Kai Properties, Ltd. 32,500 570
Sun Life Financial, Inc. 642 46
Swedish Logistic Property AB Class
B(Æ)
10,041 41
Swiss Prime Site AG Class A 1,457 253
Swissquote Group Holding SA 83 42
TAG Immobilien AG 12,857 223
Tokio Marine Holdings, Inc. 8,400 381
Tokyo Century Corp. 1,100 15
Toronto-Dominion Bank (The) 248 27
Travelers Cos., Inc. (The) 1,361 415
TS Financial Holding Co., Ltd. 141,000 107
UBS Group AG 4,276 191
UDR, Inc.(ö) 6,962 253
Unibail - Rodamco -Westfield(ö) 1,346 164
Unipol Assicurazioni SpA 5,862 153
UOL Group, Ltd. 8,000 67
Ventas, Inc.(ö) 1,282 113
VGP NV 438 45
VICI Properties, Inc.(ö) 3,787 111
Vienna Insurance Group AG Wiener
Versicherung Gruppe
223 17
Visa, Inc. Class A 335 111
Vonovia SE 5,769 155
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 2,319 155
Warehouses De Pauw CVA(ö) 2,844 75
Wells Fargo & Co. 213 18
Welltower, Inc.(ö) 11,763 2,557
Weyerhaeuser Co.(ö) 877 22
Wihlborgs Fastigheter AB 4,884 43
XP, Inc. Class A 3,429 66
Yellow Cake PLC(Æ)(Þ) 2,888 24
Yoma Strategic Holdings, Ltd.(Æ) 160,282 10
Zurich Insurance Group AG 501 347
44,774
Health Care - 4.4%
Abbott Laboratories 1,203 109
AbbVie, Inc. 1,405 297
AddLife AB Class B 781 12
Astellas Pharma, Inc. 9,200 132

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 647
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson & Co. 1,936 289
Bristol-Myers Squibb Co. 4,547 275
Cardinal Health, Inc. 349 67
CareDx , Inc.(Æ) 25,402 529
Centene Corp.(Æ) 767 41
Chong Kun Dang Pharmaceutical Corp. 374 22
Cigna Group (The) 377 110
Cytek Biosciences, Inc.(Æ) 79,128 361
Daiichi Sankyo Co., Ltd. 1,200 20
Dexcom, Inc.(Æ) 1,927 115
Edwards Lifesciences Corp.(Æ) 894 75
Eli Lilly & Co. 491 459
Fresenius Medical Care AG 3,870 175
FUJIFILM Holdings Corp. 12,600 233
Gilead Sciences, Inc. 3,763 492
GSK PLC 20,564 540
H Lundbeck A/S 4,366 30
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
19,000 155
Humana, Inc. 1,171 277
Icon PLC(Æ) 4,811 569
IDEXX Laboratories, Inc.(Æ) 300 168
Innovent Biologics, Inc.(Æ)(Þ) 13,500 156
Innoviva , Inc.(Æ) 23,561 542
Insilico Medicine Cayman TopCo (Æ) 4,864 39
Intuitive Surgical, Inc.(Æ) 460 210
Johnson & Johnson 6,086 1,399
Kuros Biosciences AG(Æ) 1,219 32
Kyorin Pharmaceutical Co., Ltd. 3,200 32
Medacta Group SA(Þ) 247 45
Medartis Holding AG(Æ)(Þ) 365 36
Medtronic PLC 4,698 380
Merck & Co., Inc. 5,276 576
Merck KGaA 1,970 255
Molina Healthcare, Inc.(Æ) 165 32
Novartis AG 3,769 560
Novo Nordisk A/S Class B 3,293 139
Option Care Health, Inc.(Æ) 13,159 268
PACS Group, Inc.(Æ) 2,347 79
Pfizer, Inc. 4,947 132
PTC Therapeutics, Inc.(Æ) 8,429 548
Recordati Industria Chimica e
Farmaceutica SpA
624 36
Roche Holding AG 736 303
Roivant Sciences, Ltd.(Æ) 3,621 103
Sanofi SA 6,549 612
Shionogi & Co., Ltd. 3,800 78
Smith & Nephew PLC 7,880 122
UnitedHealth Group, Inc. 1,032 382
Vertex Pharmaceuticals, Inc.(Æ) 231 99
WuXi AppTec Co., Ltd. Class H(Þ) 7,400 129
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 22,000 93
Xvivo Perfusion AB(Æ) 1,844 55
13,024
Materials and Processing - 5.2%
Albemarle Corp. 564 111
Aluminum Corp. of China, Ltd. Class A 68,700 118
Aluminum Corp. of China, Ltd. Class
H
12,000 18
Alzchem Group AG 165 32
Anglo American PLC 2,355 116
Anglogold Ashanti PLC 3,749 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aris Mining Corp.(Æ) 1,024 18
Atlas Arteria, Ltd. 7,454 26
Aurubis AG 228 49
Barrick Mining Corp. 14,380 565
Beijer Alma AB 2,014 64
BHP Group, Ltd. 6,569 260
BlueScope Steel, Ltd. 2,408 52
BrightView Holdings, Inc. 24,501 292
Bufab AB 4,113 53
Cameco Corp. 667 82
Capstone Mining Corp.(Æ) 5,829 49
Carrier Global Corp. 4,839 325
CCL Industries, Inc. Class B 3,092 195
Celanese Corp. Class A 8,561 580
Cementir Holding NV 2,275 41
Century Aluminum Co.(Æ) 3,946 235
Copart, Inc.(Æ) 5,747 190
Croda International PLC 6,966 273
ElvalHalcor SA 11,692 55
First Quantum Minerals, Ltd.(Æ) 5,063 124
Freeport-McMoRan, Inc. 1,331 77
Fresnillo PLC 3,022 135
Gabriel Resources, Ltd.(Æ) 32,350 3
Geberit AG 296 200
General Electric Co. 970 281
Glencore PLC(Æ) 10,305 80
Gold Fields, Ltd. - ADR 1,313 56
Holcim AG(Æ) 1,840 171
Huntsman Corp. 37,900 545
IMCD NV 3,720 438
Impala Platinum Holdings, Ltd. 7,595 106
Ingevity Corp.(Æ) 4,815 367
International Tower Hill Mines, Ltd.
(Æ)
8,741 20
Ivanhoe Mines, Ltd. Class A(Æ) 5,634 46
Johnson Matthey PLC 1,526 43
K+S AG 6,903 129
Kinross Gold Corp. 3,102 94
Kronos Worldwide, Inc. 40,838 304
KWS SAAT SE & Co. KGaA 186 17
Linde PLC 746 374
Lotte Chemical Corp. 545 42
Louisiana-Pacific Corp. 2,769 200
MHP SE - GDR(Æ)(Þ) 4,795 48
MMG, Ltd.(Æ) 112,000 121
Muyuan Foods Co., Ltd. Class H(Æ) 11,000 58
Northern Dynasty Minerals, Ltd.(Æ) 29,820 63
NovaGold Resources, Inc.(Æ) 2,923 24
Nutrien , Ltd. 512 39
Packaging Corp. of America 877 187
Pan American Silver Corp. 2,147 112
Polyus PJSC(Æ)(Š) 57,760 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Real Alloy(Æ)(Š) 42 3,116
Reliance, Inc. 777 282
Robertet SA 22 21
Royal Gold, Inc. 111 26
Saudi Basic Industries Corp. 3,402 56
Seabridge Gold, Inc.(Æ) 2,941 82
Sherwin-Williams Co. (The) 1,079 347
Shin-Etsu Chemical Co., Ltd. 9,900 461
Sibanye Stillwater, Ltd. 9,208 27
SigmaRoc PLC(Æ) 39,516 66

See accompanying notes which are an integral part of the financial statements.
648 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sociedad Quimica y Minera de Chile
SA - ADR
1,218 112
SOL SpA 1,285 87
Solstice Advanced Materials Inc. 1,888 155
Sumitomo Metal Mining Co., Ltd. 1,800 110
Symrise AG 4,851 429
Ternium SA - ADR 716 31
thyssenkrupp AG 46,204 551
Toromont Industries, Ltd. 186 29
Toyota Tsusho Corp. 1,000 39
Vale SA 5,010 82
Vale SA Class B - ADR 7,883 129
Vallourec SA 974 29
Valterra Platinum, Ltd. 1,478 118
Vicat SACA 430 30
Wanhua Chemical Group Co., Ltd.
Class A
2,700 35
Western Copper & Gold Corp.(Æ) 9,487 26
Zijin Gold International Co., Ltd.(Æ) 4,489 87
Zijin Mining Group Co., Ltd. Class H 42,000 193
15,410
Producer Durables - 7.4%
4imprint Group PLC 297 15
AAK AB 2,109 60
Adecco Group AG 1,954 45
Aena SME SA(Þ) 8,986 245
Aeroports de Paris SA 1,021 124
AF Gruppen ASA 2,215 43
Airbus SE 878 182
Airtac International Group 2,000 92
Alleima AB 2,695 24
ALS, Ltd. 4,038 62
AMN Healthcare Services, Inc.(Æ) 17,432 357
AP Moller - Maersk A/S Class A 28 66
Atlas Copco AB Class B 8,660 147
Auckland International Airport, Ltd. 33,674 164
Automatic Data Processing, Inc. 1,767 374
Basler AG(Æ) 4,028 87
Bilfinger SE 712 81
Bureau Veritas SA 1,732 53
Canadian National Railway Co. 2,105 236
Canadian Pacific Kansas City, Ltd. 2,845 247
Canon, Inc. 9,700 250
Central Japan Railway Co. 1,000 24
China Communications Services Corp.,
Ltd. Class H
70,000 39
China Merchants Port Holdings Co.,
Ltd.
26,000 52
Cintas Corp. 1,150 201
Cleanaway Waste Management, Ltd. 35,785 57
Comer Industries SpA 622 34
Contemporary Amperex Technology
Co., Ltd. Class A
2,600 167
Contemporary Amperex Technology
Co., Ltd. Class H
1,937 151
Cross Country Healthcare, Inc.(Æ) 22,057 223
CSX Corp. 809 37
Cummins, Inc. 303 203
Custom Truck One Source, Inc.(Æ) 26,041 256
Danone SA 3,498 274
Denso Corp. 4,700 56
Deutsche Post AG 5,995 354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DL E&C Co., Ltd. 451 30
Drax Group PLC 3,612 43
Dynavox Group AB(Æ) 1,556 14
Eiffage SA 866 140
Elecnor SA 1,995 89
Embraer SA - ADR 1,782 112
EMCOR Group, Inc. 290 259
Enav SpA (Þ) 3,202 19
Epiroc AB Class B 1,465 37
Equifax, Inc. 679 118
Eve Energy Co., Ltd. Class A 4,500 48
Evergreen Marine Corp. Taiwan, Ltd. 4,000 26
Exosens SAS 990 76
FedEx Corp. 613 247
FLSmidth & Co. A/S 1,625 120
Flughafen Zurich AG 692 197
Fukuda Corp. 300 16
GE Vernova , Inc. 242 262
GEA Group AG 483 33
General Dynamics Corp. 2,097 722
Getlink SE 4,964 111
Graco, Inc. 5,160 414
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
6,401 85
Grupo Aeroportuario del Pacifico SAB
de CV Class B
1,022 26
Grupo Aeroportuario del Sureste SAB
de CV Class B
7,084 216
Guangshen Railway Co., Ltd. Class H 64,000 20
HD Hyundai Electric Co., Ltd. 275 234
Holley, Inc.(Æ) 91,984 304
Howmet Aerospace, Inc. 124 30
Huaming Power Equipment Co., Ltd.
Class A
14,600 53
Hyundai Engineering & Construction
Co., Ltd.
815 89
IDEX Corp. 1,204 262
Inficon Holding AG 297 55
International Container Terminal
Services, Inc.
12,950 151
Interpump Group SpA 1,013 43
Intertek Group PLC 6,572 427
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
8,700 135
Kajima Corp. 1,600 63
Kamigumi Co., Ltd. 700 23
Kawasaki Heavy Industries, Ltd. 600 12
Konecranes Oyj 557 18
Korean Air Lines Co., Ltd. 651 11
Larsen & Toubro, Ltd. - GDR(Þ) 1,939 83
Leader Harmonious Drive Systems Co.,
Ltd. Class A
3,729 124
Leonardo SpA 485 30
Littelfuse , Inc. 1,394 563
Localiza Rent a Car SA 10,955 102
Logitech International SA 894 88
Mahindra & Mahindra, Ltd. - GDR(Þ) 1,122 37
Marten Transport, Ltd. 23,020 347
MasTec , Inc.(Æ) 606 239
Mesa Laboratories, Inc. 3,417 342
Mettler-Toledo International, Inc.(Æ) 190 243
Mitsubishi Electric Corp. 4,200 169
Morgan Sindall Group PLC 875 56
MYR Group, Inc.(Æ) 880 356

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 649
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 5,749 583
Ningbo Tuopu Group Co.,Ltd . Class A 5,100 45
Nordson Corp. 881 254
Norfolk Southern Corp. 79 25
Northrop Grumman Corp. 484 280
Orkla ASA 3,801 47
Otis Worldwide Corp. 3,856 300
Pan Ocean Co., Ltd. 9,445 36
PHA Co., Ltd. 548 5
Proficient Auto Logistics, Inc.(Æ) 6,969 51
Qube Holdings, Ltd. 38,833 141
Regal Rexnord Corp. 2,718 584
Rotork PLC 45,538 192
Rumo SA 5,272 17
RXO, Inc.(Æ) 31,155 622
Samsung Heavy Industries Co., Ltd.
(Æ)
3,170 70
Sany Heavy Industry Co., Ltd. Class
H(Æ)
12,389 35
Scorpio Tankers, Inc. 5,315 432
Siemens Energy AG 943 200
SITC International Holdings Co., Ltd. 20,000 84
Spirax Group PLC 2,274 224
Star Bulk Carriers Corp. 20,228 508
Sulzer AG 146 28
Sung Kwang Bend Co., Ltd. 1,805 57
Techtronic Industries Co., Ltd. 2,000 29
Tecnicas Reunidas SA(Æ) 1,647 69
Thales SA 301 83
Tokyo Metro Co., Ltd. 4,600 46
TransDigm Group, Inc. 129 150
Transurban Group(Æ) 23,839 242
Traton SE 673 26
Trelleborg AB Class B 172 7
TrueBlue, Inc.(Æ) 34,700 190
Tutor Perini Corp. 6,184 575
Union Pacific Corp. 2,003 540
V2X, Inc.(Æ) 4,243 288
Vertiv Holdings Co. Class A 783 257
Vinci SA 261 39
Volution Group PLC 5,637 47
Wallenius Wilhelmsen ASA 2,142 28
Waste Connections, Inc. 82 13
Waste Management, Inc. 2,550 593
WEG SA 16,652 151
West Japan Railway Co. 1,100 20
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H(Æ)
9,800 75
Xylem, Inc. 2,318 274
Zhejiang Expressway Co., Ltd. Class H 38,000 38
21,851
Technology - 10.7%
8x8, Inc.(Æ) 71,738 138
AAC Technologies Holdings, Inc. 20,000 92
Accenture PLC Class A 1,830 327
Accton Technology Corp. 1,000 72
Adobe, Inc.(Æ) 668 164
Advanced Micro Devices, Inc.(Æ) 164 58
Airbnb, Inc. Class A(Æ) 2,370 333
Alphabet, Inc. Class A 5,638 2,169
Alphabet, Inc. Class C 2,663 1,017
Analog Devices, Inc. 1,773 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apple, Inc. 6,986 1,896
Applied Materials, Inc. 396 156
AQ Group AB 1,892 45
ASE Technology Holding Co., Ltd. 12,000 190
Asia Vital Components Co., Ltd. 2,000 183
ASML Holding NV 723 1,044
Autodesk, Inc.(Æ) 291 69
Baidu, Inc. Class A(Æ) 5,650 89
Bilibili , Inc. Class Z(Æ) 2,380 52
Booking Holdings, Inc. 1,521 256
Broadcom, Inc. 2,579 1,077
Cisco Systems, Inc. 6,230 570
Cognizant Technology Solutions Corp.
Class A
4,496 238
Corning, Inc. 5,422 890
Dynatrace, Inc.(Æ) 2,218 80
Fujitsu, Ltd. 5,900 120
GDS Holdings, Ltd. Class A(Æ) 12,400 65
Hon Hai Precision Industry Co., Ltd. 23,000 164
Horizon Robotics(Æ) 40,965 38
Intuit, Inc. 332 129
INVISIO AB 1,589 46
Jack Henry & Associates, Inc. 668 103
Kanzhun , Ltd. - ADR 3,453 47
Keyence Corp. 1,400 641
Lam Research Corp. 280 72
LG Corp. Class H 777 52
MakeMyTrip, Ltd.(Æ) 8,628 407
MediaTek, Inc. 2,000 170
Meta Platforms, Inc. Class A 903 553
Micron Technology, Inc. 839 434
Microsoft Corp. 4,311 1,758
MSCI, Inc. Class A 709 419
NCR Voyix Corp.(Æ) 37,596 259
NetApp, Inc. 2,321 257
NEXTDC, Ltd.(Æ) 16,793 175
Nokia Oyj 16,977 213
Nordic Semiconductor ASA(Æ) 1,891 39
NVIDIA Corp. 9,348 1,866
Obic Co., Ltd. 400 11
Onto Innovation, Inc.(Æ) 1,909 563
Otsuka Corp. 8,300 155
Palantir Technologies, Inc. Class A(Æ) 1,786 248
PAX Global Technology, Ltd. 10,000 5
PayPal Holdings, Inc. 758 38
Pegasystems, Inc. 9,819 359
QUALCOMM, Inc. 1,113 200
ROBLOX Corp. Class A(Æ) 2,309 128
Samsung Electronics Co., Ltd. 8,019 1,217
Seagate Technology Holdings PLC 229 154
Shopify, Inc. Class A(Æ) 107 13
Signify NV(Þ) 8,671 198
Silicon Motion Technology Corp.
- ADR
2,603 569
Singapore Telecommunications, Ltd. 37,800 137
SK Hynix, Inc. 726 639
SoftBank Corp. 102,600 145
Sony Group Corp. 7,200 144
SUSS MicroTec SE 1,928 174
Taiwan Semiconductor Manufacturing
Co., Ltd.
25,000 1,697
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
4,334 1,716

See accompanying notes which are an integral part of the financial statements.
650 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Take-Two Interactive Software, Inc.(Æ) 986 211
Tata Steel, Ltd. - GDR(Þ) 4,239 94
Temenos AG 673 64
Teradata Corp.(Æ) 31,036 818
Teradyne, Inc. 570 196
TIS, Inc. 2,300 51
Trend Micro, Inc. 3,500 121
Trip.com Group, Ltd. - ADR(Æ) 1,824 99
Uber Technologies, Inc.(Æ) 1,888 141
Ultra Clean Holdings, Inc.(Æ) 12,716 994
VeriSign, Inc. 1,010 271
Victory Giant Technology Huizhou Co.,
Ltd. Class A
1,197 58
Vodafone Group PLC 12,687 20
Xiaomi Corp. Class B(Æ)(Þ) 12,800 48
Zhongji Innolight Co., Ltd. Class A 700 89
31,730
Utilities - 2.1%
Alliant Energy Corp. 1,086 80
Ameren Corp. 282 32
Atmos Energy Corp. 230 44
Axia Energia 2,229 28
BKV Corp.(Æ) 30,108 949
Black Hills Corp. 514 39
Canadian Natural Resources, Ltd. 466 22
CenterPoint Energy, Inc. 624 27
CGN Power Co., Ltd. Class H(Þ) 48,000 21
Chunghwa Telecom Co., Ltd. 25,000 108
Cia Paranaense de Energia - Copel 23,660 76
Constellation Energy Corp. 584 183
Deutsche Telekom AG 7,165 232
DTE Energy Co. 438 67
Elisa Oyj 955 46
Empresa Nacional de
Telecomunicaciones SA
10,219 40
Enbridge, Inc. 2,158 120
Enel SpA 4,045 47
Engie SA 3,325 110
ENN Energy Holdings, Ltd. 5,296 41
Entergy Corp. 1,445 170
Evergy , Inc. 414 34
EVN AG 2,505 85
Expand Energy Corp. 488 50
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
Gaztransport Et Technigaz SA 344 84
H2O America 1,073 60
Iberdrola SA 11,939 280
Inpex Corp. 900 24
Kansai Electric Power Co., Inc. (The) 2,500 40
Keyera Corp. 3,556 137
Kinetik Holdings, Inc. 759 38
Korea Electric Power Corp. 920 27
KT Corp. - ADR 2,263 49
LG Uplus Corp. 10,035 107
MTN Group, Ltd. 7,260 91
National Grid PLC 23,407 419
NextEra Energy, Inc. 4,287 420
Osaka Gas Co., Ltd. 800 29
PG&E Corp. 12,589 209
Power Assets Holdings, Ltd. 8,500 70
PPL Corp. 767 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PRIO SA(Æ) 3,612 49
Public Power Corp. SA 1,666 35
REN - Redes Energeticas Nacionais
SGPS SA
14,429 64
RusHydro PJSC(Æ)(Š) 121,714,026 —
RWE AG 1,159 84
Sempra 2,138 203
Southwest Gas Holdings, Inc. 353 33
TC Energy Corp. 4,906 329
Telstra Group, Ltd. 17,293 66
Tenaga Nasional Berhad 23,000 84
Venture Global, Inc. Class A 2,466 33
Veolia Environnement SA 5,307 225
Vista Energy SAB de CV - ADR(Æ) 680 51
Vistra Corp. 246 39
Xcel Energy, Inc. 1,416 118
6,177
Total Common Stocks
(cost $130,077) 160,560
Preferred Stocks - 1.5%
Consumer Discretionary - 0.1%
Porsche Automobil Holding SE
5.767% (Ÿ) 1,955 71
Volkswagen AG
7.549% (Ÿ) 1,344 136
207
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
3.298% (Ÿ) 918 67
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
7.708% (Ÿ) 3,910 39
Financial Services - 1.0%
AEGON Funding Co. LLC
5.100% due 12/15/49 2,035 40
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 35
4.750% due 09/30/60 1,288 21
4.200% due 09/30/61 3,440 52
6.750% due 03/30/64 1,814 43
Allstate Corp. (The)
4.750% due 07/15/26(¢) 950 18
5.100% due 07/15/26(¢) 3,134 65
American Financial Group, Inc.
5.125% due 12/15/59 200 4
Apollo Global Management, Inc.
7.625% due 09/15/53 1,401 36
Arch Capital Group, Ltd.
4.550% due 06/17/26(¢) 2,758 48
5.450% due 06/18/26(¢) 2,813 57
Aspen Insurance Holdings, Ltd.
5.625% due 06/18/26(¢) 2,537 54
5.625% due 01/01/27(¢) 1,470 32
Athene Holding, Ltd.
4.875% due 06/17/26(¢) 1,389 23
7.750% due 12/30/27(¢) 1,081 28
6.350% due 06/30/29(¢) 2,303 56

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 651
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 03/30/64 1,259 31
Axis Capital Holdings, Ltd.
5.500% due 06/18/26(¢) 1,840 36
Bank of America Corp.
4.125% due 06/18/26(¢) 1,889 32
4.375% due 06/18/26(¢) 4,969 88
5.000% due 06/18/26(¢) 855 18
5.375% due 06/18/26(¢) 2,849 63
5.875% due 06/18/26(¢) 1,156 29
4.250% due 11/17/26(¢) 5,684 98
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 1,219 19
Brookfield Finance, Inc.
4.625% due 10/16/80 1,384 21
Citigroup, Inc.
6.250% due 02/15/31(¢) 3,002 76
Corebridge Financial, Inc.
6.375% due 12/15/64 2,462 59
Equitable Holdings, Inc.
5.250% due 09/15/26(¢) 2,487 49
F&G Annuities & Life, Inc.
7.950% due 12/15/53 1,407 35
Fifth Third Bancorp
6.875% due 10/01/30(¢) 2,723 70
First Horizon Bank(Þ)
4.790% due 06/17/26(¢) 129 97
First Horizon Corp.
6.750% due 04/10/31(¢) 2,500 63
Itau Unibanco Holding SA
8.606% (Ÿ) 8,060 70
JPMorgan Chase & Co.
4.550% due 09/01/26(¢) 5,228 100
4.625% due 09/01/26(¢) 2,453 48
KKR & Co., Inc.
6.875% due 06/01/65 2,100 53
Lincoln National Corp.
9.000% due 12/01/27(¢) 689 18
M&T Bank Corp.
7.500% due 06/15/29(¢) 3,154 84
6.350% due 12/15/30(¢) 4,558 114
MetLife, Inc.
4.750% due 09/15/26(¢) 3,734 72
Morgan Stanley
6.375% due 07/15/26(¢) 818 21
5.850% due 04/15/27(¢) 811 20
6.500% due 10/15/27(¢) 890 22
6.625% due 10/15/29(¢) 6,128 157
Public Storage
4.625% due 06/17/26(¢) 2,652 49
4.125% due 06/18/26(¢) 1,200 19
4.700% due 06/18/26(¢) 1,510 28
4.750% due 06/18/26(¢) 764 14
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,574 39
6.950% due 09/15/29(¢) 2,129 55
TPG Operating Group II, LP
6.950% due 03/15/64 2,037 51
Truist Financial Corp.
5.250% due 09/01/26(¢) 1,315 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Bancorp
5.500% due 06/18/26(¢) 3,650 81
W.R. Berkley Corp.
5.100% due 12/30/59 2,484 48
Wells Fargo & Co.
4.250% due 09/15/26(¢) 5,275 92
4.375% due 09/15/26(¢) 1,655 29
4.700% due 09/15/26(¢) 2,475 47
4.750% due 09/15/26(¢) 6,023 115
2,970
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.459% (Ÿ) 406 43
Producer Durables - 0.1%
Danieli & C Officine Meccaniche SpA
1.897% (Ÿ) 2,637 148
KSB SE & Co. KGaA
2.336% (Ÿ) 80 89
Localiza Rent a Car SA
1.268% (Ÿ) 631 6
243
Technology - 0.0%
T-Mobile USA, Inc.
6.250% due 09/01/69 1,255 31
5.500% due 03/01/70 1,580 35
5.500% due 06/01/70 1,925 43
109
Utilities - 0.3%
AT&T, Inc.
4.750% due 06/18/26(¢) 1,145 21
5.000% due 06/18/26(¢) 987 20
5.350% due 11/01/66 1,443 31
Axia Energia
0.000% (Æ) 1,216 15
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 23
Brookfield Infrastructure Partners, LP
5.125% due 06/17/26(¢) 1,226 21
CMS Energy Corp.
5.875% due 10/15/78 1,997 46
DTE Energy Co.
4.375% due 10/15/80 1,350 23
4.375% due 12/01/81 1,367 23
6.250% due 10/01/85 3,046 75
NextEra Energy Capital Holdings, Inc.
6.500% due 06/01/85 4,220 108
6.500% due 04/15/86 3,000 76
Southern Co. (The)
4.200% due 10/15/60 2,749 47
5.250% due 12/01/77 1,417 31
4.950% due 01/30/80 2,113 42
Telephone and Data Systems, Inc.
6.625% due 06/17/26(¢) 1,388 30
Xcel Energy, Inc.
6.250% due 10/15/85 3,060 75
707
Total Preferred Stocks
(cost $4,330) 4,385

See accompanying notes which are an integral part of the financial statements.
652 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 6.8%
U.S. Cash Management Fund(@) 19,957,660
(∞)
19,954
Total Short-Term Investments
(cost $19,953) 19,954
Total Investments - 97.7%
(identified cost $257,155) 289,240
Other Assets and Liabilities,
Net - 2.3%
6,859
Net Assets - 100.0%
296,099

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 653
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
18.9%
Abu Dhabi Government International Bond 11/02/22 255,000 69.37 177
170
Aena SME SA 11/10/15 EUR 8,986 18.05 162
245
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.70 528
544
African Export-Import Bank (The) 12/15/22 348,000 92.02 320
329
Allianz SE 04/15/26 200,000 100.00 200
200
AltaGas , Ltd. 09/16/24 62,000 99.99 62
64
Amundi SA 08/08/25 EUR 324 76.22 25
31
Angolan Government International Bond 10/07/25 200,000 100.00 200
213
Angolan Government International Bond 01/07/26 200,000 98.99 198
215
Ares Finance Co. III LLC 06/24/21 60,000 99.59 60
59
Axia Energia 07/23/24 350,000 93.46 327
337
Azerbaijan Government International Bond 09/21/22 108,000 87.73 95
102
Bahrain Government International Bond 09/24/24 200,000 103.63 207
201
Bahrain Government International Bond 04/01/26 200,000 99.93 200
202
Banco del Estado de Chile 04/24/25 200,000 103.92 208
212
Banco Nacional de Panama 01/23/24 203,000 83.55 170
182
Bapco Energies BSC Closed 03/22/22 772,000 103.21 797
791
BNP Paribas SA 08/08/22 200,000 100.00 200
209
BNP Paribas SA 04/02/25 200,000 104.25 208
214
CBB International Sukuk Programme Co. 08/08/24 200,000 97.58 195
194
Central Plaza Development, Ltd. 01/07/26 307,000 100.36 308
310
Central Plaza Development, Ltd. 04/08/26 229,000 99.67 228
229
CFAMC III Co., Ltd. 02/16/23 384,000 97.14 373
384
CFAMC IV Co., Ltd. 03/09/23 377,000 82.59 311
358
CGN Power Co., Ltd. 10/28/22 HKD 48,000 0.22 10
21
China Government International Bond 11/05/25 200,000 99.85 200
200
China International Capital Corp., Ltd. 05/17/24 HKD 52,000 1.82 95
135
Coinbase Global, Inc. 02/06/26 833,000 99.64 830
830
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 709,000 101.30 718
753
Comision Federal de Electricidad 03/20/25 352,000 85.06 299
298
Commerzbank AG 10/01/24 200,000 100.00 200
209
Corp. Financiera de Desarrollo SA 02/16/23 200,000 95.47 191
194
Corp. Nacional del Cobre de Chile 03/22/22 671,000 81.46 547
426
Corp. Nacional del Cobre de Chile 05/06/25 400,000 103.97 416
427
Costa Rica Government International Bond 09/08/25 232,000 103.72 241
240
Cracker Barrel Old Country Store, Inc. 01/09/26 483,000 80.55 389
390
Credit Agricole SA 09/02/25 200,000 100.00 200
207
Cryoport , Inc. 03/04/26 794,000 97.07 771
770
Dai-ichi Life Insurance Co., Ltd. (The) 01/07/25 200,000 100.00 200
204
Dominican Republic Government International Bond 08/07/25 138,000 101.86 141
139
Dominican Republic Government International Bond 02/10/26 626,000 99.28 622
611
DP World, Ltd. 03/22/22 620,000 114.66 711
668
Ecuador Government International Bond 10/07/22 185,154 49.49 92
171
Ecuador Government International Bond 01/26/26 200,000 100.00 200
204
Ecuador Government International Bond 04/08/26 180,000 99.34 179
180
EDO Sukuk, Ltd. 06/03/25 268,000 101.11 271
278
Egypt Government International Bond 06/28/24 377,000 75.47 285
344
Egypt Government International Bond 04/27/26 200,000 106.24 212
211
El Salvador Government International Bond 10/21/25 171,000 108.85 186
191
Empresa de Transmision Electrica SA 03/22/22 932,000 95.26 888
734
Empresa Nacional del Petroleo 03/22/22 921,000 84.40 777
763
Enav SpA 04/11/25 EUR 3,202 4.04 13
19
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.00 544
547
Export-Import Bank of India 03/22/22 584,000 92.03 537
523
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 04/08/26 221,874 101.60 225
230
First Horizon Bank 12/07/22 129 808.04 104
97
Franshion Brilliant, Ltd. 07/26/22 342,000 82.59 282
317
Freeport Indonesia PT 04/22/24 200,000 94.80 190
196
Gaci First Investment Co. 06/05/25 310,000 81.14 252
261
Garuda Indonesia Persero Tbk PT 01/07/26 230,908 89.86 208
197
Georgian Railway JSC 03/22/22 563,000 94.35 531
541
Ghana Government International Bond 10/10/24 16,625 91.01 15
16
Ghana Government International Bond 11/20/24 149,625 91.77 137
146
Global Atlantic Fin Co. 06/04/24 48,000 100.00 48
48

See accompanying notes which are an integral part of the financial statements.
654 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Global Atlantic Fin Co. 11/20/25 70,000 100.21 70
69
Grupo Energia Bogota SA ESP 03/22/22 509,000 100.94 514
499
Guatemala Government International Bond 03/11/26 234,000 100.35 235
234
Guatemala Government International Bond 04/08/26 200,000 88.86 178
179
Halyk Savings Bank of Kazakhstan JSC 03/02/22 1,192 15.82 19
41
Hartford Insurance Group, Inc. (The) 02/05/21 61,000 94.90 58
59
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 200,000 99.64 199
203
Hercules Capital, Inc. 04/22/26 611,000 97.39 595
596
Hims + Hers Health 04/14/26 227,000 78.62 178
189
Hoist Finance AB 03/23/26 SEK 1,161 14.90 17
18
HRB Winddown, Inc. 10/30/20 1,640,000 — —
—
Hungary Government International Bond 10/20/25 311,000 102.94 320
318
Hungary Government International Bond 03/05/26 216,000 104.45 226
225
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.30 177
185
ING Groep NV 09/25/24 200,000 107.75 215
214
Innovent Biologics, Inc. 04/12/24 HKD 13,500 6.90 93
156
Instituto Costarricense de Electricidad 03/22/22 762,000 80.22 611
748
Ivory Coast Government International Bond 01/23/24 200,000 98.30 197
215
Ivory Coast Government International Bond 02/18/26 200,000 96.74 193
185
Jordan Government International Bond 07/22/25 200,000 102.69 205
207
Kazakhstan Government International Bond 06/24/25 200,000 100.00 200
202
Kazakhstan Temir Zholy National Co. 04/22/26 223,000 99.04 221
218
Kenya Government International Bond 09/16/25 200,000 107.02 214
211
Kenya Government International Bond 04/08/26 200,000 92.38 185
180
Kondor Finance PLC 01/07/26 491,543 78.98 388
378
Kuaishou Technology 03/15/24 HKD 8,100 5.70 46
45
Larsen & Toubro, Ltd. 05/10/22 1,939 30.06 58
83
Lebanon Government International Bond 10/31/22 483,000 15.28 74
122
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 03/08/24 HKD 44,500 1.21 54
46
Mahindra & Mahindra, Ltd. 02/10/25 1,122 37.15 42
37
Match Group Financeco , Inc. 11/11/25 1,025,000 90.31 926
932
Mazoon Assets Co. SAOC 03/22/22 545,000 101.13 551
547
Medacta Group SA 11/19/25 CHF 247 186.62 46
45
Medartis Holding AG 11/19/25 CHF 365 106.62 39
36
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
204
Meituan 01/28/26 HKD 1,400 12.47 17
15
MetLife Capital Trust IV 12/09/22 150,000 106.33 160
164
MetLife, Inc. 07/14/16 125,000 138.69 173
148
Mexico City Airport Trust 03/22/22 213,000 88.61 189
185
MHP SE 03/16/21 4,795 5.59 27
48
Morocco Government International Bond 12/08/25 200,000 108.14 216
214
Mumtalakt Sukuk Holding Co. 04/08/26 607,000 99.06 601
601
Muthoot Finance, Ltd. 01/29/26 200,000 100.00 200
198
MVM Energetika Zrt . 01/23/24 701,000 101.91 714
734
NAC Kazatomprom JSC 12/17/19 500 12.95 6
44
Nigeria Government International Bond 06/05/25 200,000 101.46 203
226
Nigeria Government International Bond 11/05/25 319,000 100.00 319
350
OCP SA 03/22/22 755,000 93.07 703
694
Oman Sovereign Sukuk Co. 10/09/25 245,000 100.00 245
242
Omniyat Sukuk 1, Ltd. 08/07/25 604,000 102.41 619
591
OQ SAOC 03/22/22 418,000 99.80 417
419
OVS SpA 03/06/26 EUR 4,056 5.46 22
24
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 200,000 99.96 200
204
Pakistan Water and Power Development Authority 03/22/22 753,000 76.72 578
709
Paraguay Government International Bond 06/12/25 200,000 101.19 202
208
Paraguay Government International Bond 02/24/26 200,000 108.81 218
211
Pertamina Hulu Energi PT 05/14/25 200,000 100.00 200
202
Pertamina Persero PT 04/18/22 650,000 82.20 534
473
Perusahaan Penerbit SBSN Indonesia III 07/16/25 270,000 100.00 270
269
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.49 265
257
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.63 199
195
Petroleos de Venezuela SA 01/15/25 234,100 36.73 86
89
Petroleos de Venezuela SA 03/05/26 195,600 33.77 66
74
Petroleos de Venezuela SA 04/29/26 34,326 38.30 13
13

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 655
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Petroleos del Peru SA 03/22/22 1,231,000 69.34 905
865
Petroleos Mexicanos 03/22/22 894,000 64.84 580
684
Petronas Capital, Ltd. 04/01/22 1,123,000 87.25 980
748
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
206
Petronas Capital, Ltd. 03/26/25 200,000 99.86 200
204
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 05/07/25 483,000 98.59 476
492
Q2 Holdings, Inc. 02/23/26 506,000 99.68 504
504
Reliance Industries, Ltd. 06/02/23 1,460 55.72 81
89
Repay Holdings 04/28/26 171,000 89.42 153
152
Rexford Industrial Realty, LP 01/05/26 868,000 99.91 867
867
Riyad Bank 04/08/26 616,000 97.93 603
605
RLGH Finance Bermuda Ltd. 11/12/25 200,000 100.00 200
200
Romanian Government International Bond 04/28/25 250,000 100.49 251
267
Romanian Government International Bond 06/05/25 202,000 62.28 126
133
Romanian Government International Bond 06/05/25 202,000 98.96 200
215
Romanian Government International Bond 02/25/26 300,000 99.94 300
283
Romanian Government International Bond 04/28/26 70,000 79.25 55
56
Rothesay Life PLC 12/18/25 200,000 99.99 200
199
SABIC Capital I BV 06/05/25 441,000 65.27 288
285
Samruk-Kazyna JSC 03/22/22 200,000 98.39 197
197
Saudi Arabian Oil Co. 06/05/25 214,000 59.81 128
131
Saudi Government International Bond 11/13/25 302,000 101.84 308
303
Saudi Government International Bond 01/05/26 400,000 98.22 393
384
Saudi Government International Bond 01/05/26 263,000 99.66 262
259
SBL Holdings, Inc. 12/10/20 10,000 83.50 8
10
SBL Holdings, Inc. 01/24/25 14,000 92.25 13
13
Senegal Government International Bond 11/12/25 100,000 65.69 66
56
Serbia Government International Bond 04/28/26 238,000 97.64 232
232
Signify NV 08/05/22 EUR 8,671 25.37 220
198
Societe Generale SA 11/07/23 200,000 100.00 200
219
Societe Generale SA 01/21/25 200,000 95.88 192
201
Societe Generale SA 03/27/26 200,000 106.75 214
219
South Africa Government International Bond 12/16/25 600,000 98.24 589
572
Sri Lanka Government International Bond 12/20/24 33,612 71.25 24
32
Sri Lanka Government International Bond 12/20/24 131,253 73.61 97
124
Sri Lanka Government International Bond 01/15/25 62,001 71.34 44
48
Stellantis NV 03/10/26 EUR 100,000 115.28 115
115
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
190
Swedbank AB 02/06/24 200,000 100.00 200
212
Tata Steel, Ltd. 02/18/26 4,239 2,190.07 93
94
TC Ziraat Bankasi AS 01/15/25 665,000 102.48 682
693
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 632,000 100.18 633
632
Tierra Mojada Luxembourg II SARL 10/19/22 210,855 71.01 150
208
Trade and Development Bank of Mongolia LLC 08/07/25 522,000 98.62 515
522
Transnet SOC, Ltd. 07/25/23 607,000 99.79 606
633
Trinidad Generation Unlimited 08/07/25 583,000 103.23 602
616
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 99.60 697
700
Turkiye Varlik Fonu Yonetimi AS 04/08/26 368,000 101.49 373
374
UBS Group AG 09/12/25 200,000 102.29 205
203
UBS Group AG 01/05/26 200,000 100.00 200
201
UBS Group AG 04/27/26 200,000 106.63 213
213
Ueno Bank SA 03/03/26 200,000 98.79 198
197
Ukraine Government International Bond 08/30/24 37,086 47.30 18
19
Ukraine Government International Bond 10/10/24 244,000 59.19 144
124
Ukraine Government International Bond 01/13/26 132,000 78.88 104
101
Ukraine Government International Bond 01/28/26 113,000 78.16 88
87
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 732,610 97.63 715
572
Uzbekistan Government International Bond 03/05/26 200,000 107.34 215
214
Uzbekneftegaz JSC 03/22/22 687,000 88.97 611
666
Venezuela Government International Bond 07/30/24 255,900 19.52 50
117
Venezuela Government International Bond 03/02/26 143,900 39.38 57
69
Workiva, Inc. 04/09/26 311,000 99.06 308
307
WuXi AppTec Co., Ltd. 12/17/24 HKD 7,400 7.67 57
129
WuXi Biologics (Cayman), Inc. 04/02/26 HKD 22,000 4.51 99
93

See accompanying notes which are an integral part of the financial statements.
656 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Xiaomi Corp. 03/23/26 HKD 12,800 4.18 54
48
XPLR Infrastructure, LP 09/02/25 880,000 99.60 876
875
Yellow Cake PLC 09/23/19 GBP 2,888 2.52 7
24
YPF SA 02/16/23 166,000 93.39 155
167
YPF SA 07/25/23 523,000 92.52 484
539
YPF SA 08/07/25 40,000 86.62 35
36
Zalando SE 07/21/25 EUR 11,515 30.11 347
284
Zambia Government International Bond 07/10/25 63,635 93.08 59
63
Ziff Davis, Inc. 08/28/25 380,000 97.37 370
376
Zscaler, Inc. 03/13/26 359,000 91.32 328 326
55,849
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 11 USD 791 06/26
5
British Pound Currency Futures 9 USD 765 06/26
23
Commonwealth 10 Year Treasury Bond Futures 57 AUD 6,103 06/26
(63)
Euro Currency Futures 3 USD 441 06/26
4
Japanese Yen Currency Futures 32 USD 2,567 06/26
23
Long Gilt Futures 39 GBP 3,377 06/26
(269)
New Zealand Dollar Currency Futures 7 USD 414 06/26
13
Norwegian Krone Currency Futures 2 USD 431 06/26
16
S&P 500 E-Mini Index Futures 15 USD 5,433 06/26
409
SPI 200 Index Futures 4 AUD 867 06/26
4
Swedish Krona Currency Futures 3 USD 652 06/26
17
Swiss Franc Currency Futures 24 USD 3,858 06/26
(34)
TOPIX Index Futures 9 JPY 336,960 06/26
121
United States 2 Year Treasury Note Futures 278 USD 57,581 06/26
(517)
United States 5 Year Treasury Note Futures 373 USD 40,223 06/26
(744)
United States 10 Year Treasury Note Futures 136 USD 15,041 06/26
(357)
United States 10 Year Ultra Treasury Note Futures 46 USD 5,191 06/26
(95)
United States Treasury Long Bond Futures 30 USD 3,385 06/26
(142)
United States Treasury Ultra Bond Futures 50 USD 5,751 06/26 (270)
Short Positions
British Pound Currency Futures 25 USD 2,125 06/26
(31)
Euro Currency Futures 33 USD 4,851 06/26
(44)
EURO STOXX 50 Index Futures 20 EUR 1,168 06/26
(49)
Euro-Bund Futures 46 EUR 5,767 06/26
119
FTSE 100 Index Futures 1 GBP 104 06/26
4
Hang Seng Index Futures 47 HKD 60,216 05/26
69
Japanese 10 Year Government Bond Futures 10 JPY 1,292,600 06/26
161
Japanese Yen Currency Futures 4 USD 321 06/26
(3)
MSCI Emerging Markets Index Futures 13 USD 1,062 06/26
(73)
NASDAQ 100 E-Mini Index Futures 48 USD 26,492 06/26
(2,867)
Russell 2000 E-Mini Index Futures 97 USD 13,618 06/26
(1,508)
S&P/TSX 60 Index Futures 8 CAD 3,175 06/26
(109)
Swedish Krona Currency Futures 3 USD 652 06/26
3
Swiss Franc Currency Futures 8 USD 1,286 06/26
11

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 657
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 7 USD 755 06/26
14
United States Treasury Ultra Bond Futures 12 USD 1,380 06/26 65
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,094)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 17 GBP 12 05/05/26 —
Bank of America CHF 27 USD 35 05/05/26 —
Bank of America EUR 53 USD 63 05/05/26 —
BNP Paribas HKD 14,750 USD 1,893 06/17/26 7
Brown Brothers Harriman USD 248 EUR 210 05/20/26 (1)
Brown Brothers Harriman EUR 309 USD 364 05/20/26 2
Morgan Stanley HKD 14,750 USD 1,893 06/17/26 6
State Street USD 17 BRL 83 05/05/26 —
State Street CAD — USD — 05/01/26 —
State Street CHF — USD — 05/04/26 —
State Street CHF — USD — 05/04/26 —
State Street GBP — USD 1 05/01/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 14
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 14,000 (1.000%)
(2)
06/20/31 565 (193) 372
Total Open Credit Indices - Purchase Protection Contracts 565 (193) 372
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 5,000 5.000%
(2)
06/20/31 198 188 386
Total Open Credit Indices - Sell Protection Contracts 198 188 386
Total Open Credit Default Swap Contracts (å) 763 (5) 758

See accompanying notes which are an integral part of the financial statements.
658 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Quantitative Information about Level 3 Fair Value Measurements
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 44,596 $ — $ — $ 44,596
International Debt — 59,745 — — 59,745
Common Stocks
Consumer Discretionary 7,240 7,793 — — 15,033
Consumer Staples 4,347 2,422 — — 6,769
Energy 4,085 1,707 — — 5,792
Financial Services 29,921 14,853 — — 44,774
Health Care 8,983 4,041 — — 13,024
Materials and Processing 7,226 5,068 3,116 — 15,410
Producer Durables 13,497 8,354 — — 21,851
Technology 23,174 8,556 — — 31,730
Utilities 3,756 2,421 — — 6,177
Preferred Stocks 3,830 555 — — 4,385
Short-Term Investments — — — 19,954 19,954
Total Investments 106,059 160,111 3,116 19,954 289,240
Other Financial Instruments
Assets
Futures Contracts 1,081 — — — 1,081
Foreign Currency Exchange Contracts — 15 — — 15
Credit Default Swap Contracts — 758 — — 758
Liabilities
Futures Contracts (7,175) — — — (7,175)
Foreign Currency Exchange Contracts — (1) — — (1)
Total Other Financial Instruments
*
$ (6,094) $ 772 $ — $ — $ (5,322)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Materials and Processing Discounted cash flow** Discount rate* 13.5% 3,116
Market approach** EBITDA multiple*** 6.59x
Discount to guideline comparables 19.6%

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 659
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2026 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2025
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
4/30/2026
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
4/30/2026
Common Stocks
Materials and Processing
$ 3,197
$ —
$ —
$ —
$ —
$ —
$ —
$ (81)
$ 3,116
$ (81)
Total Investments
$ 3,197
$ —
$ —
$ —
$ —
$ —
$ —
$ (81)
$ 3,116
$ (81)
Total Investments 3,116
* The discount rates were determined by calculating the weighted average cost of capital for the companies.
** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
428 0 .2
Argentina ............................................................................................
1,498 0 .5
Australia .............................................................................................
2,935 1 .0
Austria ................................................................................................
102 — **
Azerbaijan ..........................................................................................
102 — **
Bahrain ...............................................................................................
1,988 0 .7
Belgium ..............................................................................................
940 0 .3
Bermuda .............................................................................................
277 0 .1
Brazil ..................................................................................................
3,384 1 .1
Canada ................................................................................................
7,170 2 .4
Chile ...................................................................................................
2,161 0 .7
China ..................................................................................................
7,570 2 .6
Colombia ............................................................................................
1,545 0 .5
Congo, the Democratic Republic of the .............................................
46 — **
Costa Rica ..........................................................................................
988 0 .3
Czech Republic ..................................................................................
42 — **
Denmark .............................................................................................
537 0 .2
Dominican Republic ..........................................................................
749 0 .3
Ecuador ..............................................................................................
555 0 .2
Egypt ..................................................................................................
883 0 .3
El Salvador .........................................................................................
944 0 .3
Finland ...............................................................................................
527 0 .2
France .................................................................................................
4,978 1 .7
Georgia ...............................................................................................
541 0 .2
Germany .............................................................................................
5,282 1 .8
Ghana .................................................................................................
182 0 .1

See accompanying notes which are an integral part of the financial statements.
660 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Greece ................................................................................................
795 0 .3
Guatemala ..........................................................................................
413 0 .1
Hong Kong .........................................................................................
1,593 0 .5
Hungary ..............................................................................................
1,277 0 .4
India ...................................................................................................
2,204 0 .7
Indonesia ............................................................................................
2,437 0 .8
Ireland ................................................................................................
527 0 .2
Israel ...................................................................................................
183 0 .1
Italy ....................................................................................................
1,153 0 .4
Ivory Coast .........................................................................................
399 0 .1
Japan ..................................................................................................
7,730 2 .6
Jordan .................................................................................................
207 0 .1
Kazakhstan .........................................................................................
702 0 .2
Kenya .................................................................................................
391 0 .1
Lebanon ..............................................................................................
123 — **
Macao .................................................................................................
17 — **
Malaysia .............................................................................................
1,288 0 .4
Mexico ...............................................................................................
4,123 1 .4
Monaco ..............................................................................................
432 0 .2
Mongolia ............................................................................................
522 0 .2
Morocco .............................................................................................
908 0 .3
Myanmar ............................................................................................
10 — **
Netherlands ........................................................................................
2,424 0 .8
New Zealand ......................................................................................
164 0 .1
Nigeria ................................................................................................
635 0 .2
Norway ...............................................................................................
460 0 .2
Oman ..................................................................................................
1,485 0 .5
Pakistan ..............................................................................................
913 0 .3
Panama ...............................................................................................
2,032 0 .7
Paraguay .............................................................................................
616 0 .2
Peru ....................................................................................................
1,507 0 .5
Philippines ..........................................................................................
714 0 .2
Poland ................................................................................................
657 0 .2
Portugal ..............................................................................................
64 — **
Puerto Rico .........................................................................................
454 0 .2
Romania .............................................................................................
954 0 .3
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
2,284 0 .8
Senegal ...............................................................................................
56 — **
Serbia .................................................................................................
864 0 .3
Singapore ...........................................................................................
2,342 0 .8
South Africa .......................................................................................
2,810 1 .0
South Korea .......................................................................................
3,587 1 .2
Spain ..................................................................................................
1,774 0 .6
Sri Lanka ............................................................................................
203 0 .1
Sweden ...............................................................................................
1,662 0 .6

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 661
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Switzerland ........................................................................................
3,258 1 .1
Taiwan ................................................................................................
5,285 1 .8
Thailand .............................................................................................
1,000 0 .3
Trinidad and Tobago ..........................................................................
616 0 .2
Turkey ................................................................................................
2,669 0 .9
Ukraine ...............................................................................................
1,347 0 .5
United Arab Emirates .........................................................................
1,429 0 .5
United Kingdom .................................................................................
6,877 2 .3
United States ......................................................................................
162,308 54 .8
Uruguay ..............................................................................................
572 0 .2
Uzbekistan ..........................................................................................
880 0 .3
Venezuela, Bolivarian Republic of ....................................................
363 0 .1
Zambia ...............................................................................................
187 0 .1
Total Investments ............................................................................... 289,240 97 .7
** Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
662 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
!?!!?
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 15 $ —
Variation margin on futures contracts* 607 — 115 359
Credit default swap contracts, at fair value — 758 — —
Total
$ 607 $ 758 $ 130 $ 359
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 4,606 $ — $ 112 $ 2,457
Unrealized depreciation on foreign currency exchange contracts — — 1 —
Total
$ 4,606 $ — $ 113 $ 2,457
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (477) $ — $ 96 $ 433
Credit default swap contracts — 73 — —
Foreign currency exchange contracts — — 85 —
Total
$ (477) $ 73 $ 181 $ 433
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
0 0 0 0
Futures contracts $ (2,059) $ — $ 3 $ (2,498)
Credit default swap contracts — 40 — —
Foreign currency exchange contracts — — (67) —
Total
$ (2,059) $ 40 $ (64) $ (2,498)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 663
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 15 $ — $ 15
Credit Default Swap Contracts Credit default swap contracts, at fair value 758 — 758
Total Financial and Derivative Assets
773 — 773
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 773 $ — $ 773
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 758 $ — $ 310 $ 448
BNP Paribas
7 — — 7
Brown Brothers Harriman
2 1 — 1
Morgan Stanley
6 — 6 —
Total
$ 773 $ 1 $ 316 $ 456

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
664 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1 $ — $ 1
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Brown Brothers Harriman $ 1 $ 1 $ — $ —
Total
$ 1 $ 1 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 665
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 257,155
Investments, at fair value(>) ........................................................................................................................................................
289,240
Foreign currency holdings(^) ....................................................................................................................................................... 526
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 15
Receivables:
Dividends and interest ...................................................................................................................................................... 1,712
Dividends from affiliated funds ....................................................................................................................................... 71
Investments sold ............................................................................................................................................................... 626
Fund shares sold ............................................................................................................................................................... 238
From broker(a) ................................................................................................................................................................. 17,102
Variation margin on futures contracts .............................................................................................................................. 72
Prepaid expenses .......................................................................................................................................................................... 2
Credit default swap contracts, at fair value(+) ............................................................................................................................. 758
Total assets ...............................................................................................................................................................
310,362
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 5
Due to broker(b)(c)(d) ...................................................................................................................................................... 5,951
Investments purchased ..................................................................................................................................................... 1,800
Fund shares redeemed ...................................................................................................................................................... 143
Accrued fees to affiliates .................................................................................................................................................. 135
Other accrued expenses .................................................................................................................................................... 65
Variation margin on futures contracts .............................................................................................................................. 6,163
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1
Total liabilities ...........................................................................................................................................................
14,263
Net Assets ...............................................................................................................................................................
$ 296,099

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
666 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 17,888
Shares of beneficial interest .........................................................................................................................................................
281
Additional paid-in capital ............................................................................................................................................................
277,930
Net Assets ...............................................................................................................................................................
$ 296,099
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 19,954
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 525
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 17,102
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ 763
(b)     Due to Broker for Options .................................................................................................................................................. $ 5,639
(c)     Due to Broker for Futures ................................................................................................................................................... $ 2
(d)     Due to Broker for Swaps .................................................................................................................................................... $ 310
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.13
Class A — Net assets ........................................................................................................................................................... $ 3,206,698
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 305,643
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.34
Class C — Net assets ........................................................................................................................................................... $ 2,905,793
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 281,141
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.54
Class M — Net assets .......................................................................................................................................................... $ 29,206,463
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,770,705
Net asset value per share: Class S   (#) ........................................................................................................................................ $ 10.54
Class S   — Net assets .......................................................................................................................................................... $ 177,677,484
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 16,864,439
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.56
Class Y — Net assets ........................................................................................................................................................... $ 83,102,705
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,865,932
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 3,338
Dividends ......................................................................................................................................................................... 1,913
Dividend distributions from affiliated funds .................................................................................................................... 417
Total investment income .............................................................................................................................................................
5,668
Expenses
Advisory fees ................................................................................................................................................................... 773
Administrative fees .......................................................................................................................................................... 69
Custodian fees .................................................................................................................................................................. 107
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 28
Transfer agent fees - Class S   .......................................................................................................................................... 174
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 60
Registration fees ............................................................................................................................................................... 42
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 1,327
Expense reductions .......................................................................................................................................................... (262)
Net expenses ................................................................................................................................................................................
1,065
Net investment income (loss) .......................................................................................................................................................
4,603
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,228
Futures contracts .............................................................................................................................................................. 52
Foreign currency exchange contracts ............................................................................................................................... 85
Credit default swap contracts ........................................................................................................................................... 73
Foreign currency-related transactions .............................................................................................................................. 3
Net realized gain (loss) ................................................................................................................................................................
14,441
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,853
Futures contracts .............................................................................................................................................................. (4,554)
Foreign currency exchange contracts ............................................................................................................................... (67)
Credit default swap contracts ........................................................................................................................................... 40
Foreign currency-related transactions .............................................................................................................................. 259
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,469)
Net realized and unrealized gain (loss) ........................................................................................................................................ 12,972
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 17,575

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,603 $ 10,280
Net realized gain (loss) ................................................................................................................ 14,441 7,691
Net change in unrealized appreciation (depreciation) ................................................................. (1,469) 9,406
Net increase (decrease) in net assets from operations ....................................................................... 17,575 27,377
Distributions
To shareholders
Class A ..................................................................................................................................... (56) (171)
Class C ..................................................................................................................................... (49) (165)
Class M .................................................................................................................................... (584) (1,773)
Class S   .................................................................................................................................... (3,473) (10,677)
Class Y ..................................................................................................................................... (1,753) (5,436)
Net decrease in net assets from distributions ..................................................................................... (5,915) (18,222)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (8,459) (34,362)
Total Net Increase (Decrease) in Net Assets ...................................................................
3,201 (25,207)
Net Assets
Beginning of period ........................................................................................................................... 292,898 318,105
End of period ......................................................................................................................................
$ 296,099 $ 292,898

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 35 $ 363 36 $ 341
Proceeds from reinvestment of distributions 6 56 18 171
Payments for shares redeemed (16) (164) (83) (792)
Net increase (decrease)
25 255 (29) (280)
Class C
Proceeds from shares sold 2 24 44 431
Proceeds from reinvestment of distributions 5 49 18 165
Payments for shares redeemed (52) (526) (69) (652)
Net increase (decrease)
(45) (453) (7) (56)
Class M
Proceeds from shares sold 381 3,925 559 5,393
Proceeds from reinvestment of distributions 57 584 187 1,773
Payments for shares redeemed (542) (5,576) (1,047) (10,182)
Net increase (decrease)
(104) (1,067) (301) (3,016)
Class S
Proceeds from shares sold 1,342 14,027 2,315 22,504
Proceeds from reinvestment of distributions 343 3,470 1,125 10,673
Payments for shares redeemed (1,892) (19,544) (5,968) (57,952)
Net increase (decrease)
(207) (2,047) (2,528) (24,775)
Class Y
Proceeds from shares sold 44 447 150 1,473
Proceeds from reinvestment of distributions 172 1,752 571 5,436
Payments for shares redeemed (709) (7,346) (1,369) (13,144)
Net increase (decrease)
(493) (5,147) (648) (6,235)
Total increase (decrease)
(824) $ (8,459) (3,513) $ (34,362)

See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.08 9.77 8.49 8.47 11.11 9.39
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.15 .31 .36 .36 .05 .03
$ Net Realized and Unrealized Gain (Loss) .45 .58 1.24 .11 (2.03) 1.79
$ Total from Investment Operations .60 .89 1.60 .47 (1.98) 1.82
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.19) (.58) (.32) (.45) (.30) (.10)
$ Distributions from Net Realized Gain — — — — (.36) —
$ Total Distributions (.19) (.58) (.32) (.45) (.66) (.10)
$ Net Asset Value, End of Period 10.49 10.08 9.77 8.49 8.47 11.11
% Total Return
(±)(ǿ)
6.07 9.56 19.12 5.44 (18.70) 19.41
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 3,207 2,833 3,032 3,050 3,893 5,074
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.20 1.20 1.24 1.42 1.40 1.35
% Expenses, Net
(Ƃ)(ɯ)
1.03 1.03 1.01 1.02 1.02 1.02
% Net Investment Income
(Ƃ)(ɯ)
2.86 3.22 3.81 4.01 .54 .29
% Portfolio Turnover Rate
(ǿ)
50 9 5 88 79 189 191
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 9.94 9.63 8.38 8.37 10.99 9.33
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .24 .28 .29 (.02) (.05)
$ Net Realized and Unrealized Gain (Loss) .45 .57 1.22 .11 (2.00) 1.77
$ Total from Investment Operations .56 .81 1.50 .40 (2.02) 1.72
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.50) (.25) (.39) (.24) (.06)
$ Distributions from Net Realized Gain — — — — (.36) —
$ Total Distributions (.16) (.50) (.25) (.39) (.60) (.06)
$ Net Asset Value, End of Period 10.34 9.94 9.63 8.38 8.37 10.99
% Total Return
(ǿ)
5.76 8.89 18.15 4.61 (19.28) 18.45
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 2,906 3,240 3,209 2,980 3,397 5,081
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.95 1.95 1.99 2.16 2.15 2.10
% Expenses, Net
(Ƃ)(ɯ)
1.78 1.78 1.76 1.77 1.77 1.77
% Net Investment Income
(Ƃ)(ɯ)
2.11 2.48 3.06 3.26 (.25) (.46)
% Portfolio Turnover Rate
(ǿ)
50 9 5 88 79 189 191

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.13 9.81 8.53 8.51 11.15 9.40
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.16 .35 .39 .39 .08 .08
$ Net Realized and Unrealized Gain (Loss) .46 .58 1.25 .11 (2.02) 1.79
$ Total from Investment Operations .62 .93 1.64 .50 (1.94) 1.87
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.21) (.61) (.36) (.48) (.34) (.12)
$ Distributions from Net Realized Gain — — — — (.36) —
$ Total Distributions (.21) (.61) (.36) (.48) (.70) (.12)
$ Net Asset Value, End of Period 10.54 10.13 9.81 8.53 8.51 11.15
% Total Return
(ǿ)
6.22 10.00 19.44 5.79 (18.34) 19.93
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 29,206 29,121 31,152 28,422 37,206 54,260
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.95 .95 .99 1.16 1.15 1.10
% Expenses, Net
(Ƃ)(ɯ)
.68 .68 .66 .67 .67 .67
% Net Investment Income
(Ƃ)(ɯ)
3.20 3.58 4.15 4.32 .84 .79
% Portfolio Turnover Rate
(ǿ)
50 9 5 88 79 189 191
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.12 9.81 8.53 8.50 11.15 9.41
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.16 .34 .38 .38 .07 .06
$ Net Realized and Unrealized Gain (Loss) .47 .57 1.25 .12 (2.03) 1.79
$ Total from Investment Operations .63 .91 1.63 .50 (1.96) 1.85
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.21) (.60) (.35) (.47) (.33) (.11)
$ Distributions from Net Realized Gain — — — — (.36) —
$ Total Distributions (.21) (.60) (.35) (.47) (.69) (.11)
$ Net Asset Value, End of Period 10.54 10.12 9.81 8.53 8.50 11.15
% Total Return
(ǿ)
6.28 9.79 19.32 5.81 (18.52) 19.74
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 177,677 172,841 192,173 205,321 243,625 390,872
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.95 .95 .99 1.16 1.15 1.10
% Expenses, Net
(Ƃ)(ɯ)
.78 .78 .76 .77 .77 .77
% Net Investment Income
(Ƃ)(ɯ)
3.10 3.47 4.05 4.24 .74 .59
% Portfolio Turnover Rate
(ǿ)
50 9 5 88 79 189 191

See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 10.15 9.83 8.55 8.52 11.17 9.43
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .36 .40 .40 .09 .09
$ Net Realized and Unrealized Gain (Loss) .46 .58 1.25 .12 (2.03) 1.77
$ Total from Investment Operations .63 .94 1.65 .52 (1.94) 1.86
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.22) (.62) (.37) (.49) (.35) (.12)
$ Distributions from Net Realized Gain — — — — (.36) —
$ Total Distributions (.22) (.62) (.37) (.49) (.71) (.12)
$ Net Asset Value, End of Period 10.56 10.15 9.83 8.55 8.52 11.17
% Total Return
(ǿ)
6.26 10.09 19.51 6.01 (18.32) 19.82
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 83,103 84,863 88,539 87,568 110,575 159,725
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.75 .75 .80 .97 .96 .90
% Expenses, Net
(Ƃ)(ɯ)
.58 .58 .56 .57 .57 .57
% Net Investment Income
(Ƃ)(ɯ)
3.30 3.67 4.26 4.46 .93 .81
% Portfolio Turnover Rate
(ǿ)
50 9 5 88 79 189 191

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 86,965
Administrative fees 11,331
Distribution fees 2,450
Shareholder servicing fees 609
Transfer agent fees 32,705
Trustees' fees 1,169
$ 135,229
Transactions (amounts in thousands) during the period ended April 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 25,682 $ 105,702 $ 111,430 $ — $ — $ 19,954 $ 417 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 270,381,799 $ 23,125,052 $ (9,602,661) $ 13,522,391

See accompanying notes which are an integral part of the financial statements.
674 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 24.2%
Asset-Backed Securities - 2.1%
Ally Bank Auto Credit-Linked Notes
Series 2025-B Class E
6.164% due 09/15/33 (Þ) 2,388 2,372
COOPR Residential Mortgage Trust
Series 2025-CES4 Class M1
5.697% due 11/25/60 (~)(Ê)(Þ) 1,800 1,773
FIGRE Trust
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 1,340 1,335
GS Mortgage-Backed Securities Trust
Series 2025-HE2 Class B1
6.745% due 12/25/65 (SOFR 30 Day
Average + 3.100%)(Ê)(Þ) 1,150 1,182
JPMorgan Mortgage Trust
Series 2025-CES7 Class A1A
5.055% due 04/25/56 (~)(Ê)(Þ) 2,407 2,390
Series 2025-HE3 Class B1
6.640% due 03/20/56 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,042 1,059
RCKT Mortgage Trust
Series 2025-CES11 Class M1
5.675% due 11/25/55 (~)(Ê)(Þ) 2,900 2,854
12,965
Corporate Bonds and Notes - 10.3%
Consumer Discretionary - 1.4%
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 248 248
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 969 961
1.750% due 09/15/30 (Þ) 796 643
Etsy, Inc.
0.250% due 06/15/28 1,801 1,635
Hims + Hers Health
4.698% due 05/15/30 (Þ)(ž) 375 311
LCI Industries
1.125% due 05/15/26 609 608
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 1,615 1,570
Penn Entertainment, Inc.
2.750% due 05/15/26 563 562
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 563 564
Winnebago Industries, Inc.
3.250% due 01/15/30 618 574
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 784 775
8,451
Consumer Staples - 0.3%
Alarm.com Holdings, Inc.
2.250% due 06/01/29 535 503
MGP Ingredients, Inc.
1.875% due 11/15/41 516 500
Spectrum Brands, Inc.
3.375% due 06/01/29 843 863
1,866
Energy - 0.9%
Array Technologies, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 12/01/28 1,023 950
Enphase Energy, Inc.
5.574% due 03/01/28 (ž) 1,754 1,588
Green Plains, Inc.
2.250% due 03/15/27 572 576
Nabors Industries, Inc.
1.750% due 06/15/29 781 764
XPLR Infrastructure, LP
2.500% due 06/15/26 (Þ) 1,453 1,446
5,324
Financial Services - 2.6%
Affirm Holdings, Inc.
5.130% due 11/15/26 (ž) 1,655 1,610
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,453 1,445
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 1,348 1,343
Gladstone Capital Corp.
5.875% due 10/01/30 807 772
Hercules Capital, Inc.
4.750% due 09/01/28 (Þ) 1,009 984
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,535 1,510
PennyMac Corp.
8.500% due 06/01/29 844 877
Redfin Corp.
0.500% due 04/01/27 1,524 1,464
Redwood Trust, Inc.
7.750% due 06/15/27 1,031 1,038
Repay Holdings
2.875% due 07/15/29 (Þ) 282 250
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 1,433 1,431
Shift4 Pyaments , Inc.
0.500% due 08/01/27 1,449 1,367
Square, Inc.
0.250% due 11/01/27 1,125 1,060
Upstart Holdings, Inc.
0.250% due 08/15/26 556 545
15,696
Health Care - 1.5%
Alphatec Holdings, Inc.
0.750% due 08/01/26 229 224
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 1,462 1,335
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,686 1,632
CONMED Corp.
2.250% due 06/15/27 1,148 1,121
Dexcom, Inc.
0.375% due 05/15/28 1,611 1,494
Enovis Corp.
3.875% due 10/15/28 744 725
Envista Holdings Corp.
1.750% due 08/15/28 506 505
Haemonetics Corp.
2.500% due 06/01/29 94 91
NeoGenomics , Inc.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 675
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 01/15/28 653 604
Teladoc Health, Inc.
1.250% due 06/01/27 1,494 1,438
9,169
Producer Durables - 0.3%
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 1,312 1,272
JBT Marel Corp.
0.250% due 05/15/26 328 328
1,600
Technology - 3.2%
Bandwidth, Inc.
0.500% due 04/01/28 477 433
Bentley Systems, Inc.
0.375% due 07/01/27 1,535 1,470
Bill.com Holdings, Inc.
4.528% due 04/01/27 (ž) 709 681
Cerence , Inc.
1.500% due 07/01/28 750 671
DigitalOcean Holdings, Inc.
1.194% due 12/01/26 (ž) 281 279
DraftKings, Inc.
5.164% due 03/15/28 (ž) 1,715 1,560
Five9, Inc.
1.000% due 03/15/29 1,179 1,023
Match Group Financeco , Inc.
2.000% due 01/15/30 (Þ) 1,692 1,539
Okta, Inc.
0.375% due 06/15/26 1,094 1,088
Pagerduty , Inc.
1.500% due 10/15/28 907 826
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 797 812
Q2 Holdings, Inc.
0.750% due 06/01/26 (Þ) 1,028 1,024
Rapid7, Inc.
0.250% due 03/15/27 656 622
Snap, Inc.
0.750% due 08/01/26 666 640
5.185% due 05/01/27 (ž) 651 619
0.125% due 03/01/28 80 73
Strategy, Inc.
4.171% due 12/01/29 (ž) 1,594 1,377
Unity Software, Inc.
4.475% due 11/15/26 (ž) 1,473 1,438
Upwork, Inc.
0.250% due 08/15/26 1,387 1,364
Workiva, Inc.
1.125% due 08/15/26 (Þ) 515 508
Ziff Davis, Inc.
1.750% due 11/01/26 795 783
Zscaler, Inc.
4.409% due 07/15/28 (Þ)(ž) 594 540
19,370
Utilities - 0.1%
American Water Capital Corp.
3.625% due 06/15/26 245 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
61,720
International Debt - 6.2%
Abu Dhabi Government International
Bond
1.625% due 06/02/28 (Þ) 200 189
3.875% due 04/16/50 (Þ) 367 279
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 263 281
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 220 190
Series *
4.125% due 07/09/35 (~)(Ê) 774 577
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 251 253
6.750% due 09/20/29 (Þ) 223 224
Banco Nacional de Mexico SA
6.697% due 08/07/36 264 264
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 79 76
Brazilian Government International
Bond
6.250% due 05/22/36 400 398
7.250% due 01/12/56 570 573
CBB International Sukuk Programme
Co.
3.875% due 05/18/29 (Þ) 316 294
Chile Government International Bond
2.550% due 07/27/33 400 345
China Government International Bond
3.750% due 11/13/30 (Þ) 213 213
CIFC Funding, Ltd.
Series 2025-7A Class D1R
6.375% due 10/19/38 (CME Term
SOFR 3 Month + 2.700%)(Ê)(Þ) 2,380 2,383
Colombia Government International
Bond
6.125% due 01/21/31 200 200
3.125% due 04/15/31 234 204
7.750% due 11/07/36 200 211
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 400 428
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 298 309
Dominican Republic Government
International Bond
5.750% due 03/17/34 (Þ) 933 910
Ecuador Government International
Bond
8.750% due 01/29/34 (Þ) 331 338
6.900% due 07/31/35 (~)(Ê)(Þ) 88 82
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 311 322
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 211
8.500% due 01/31/47 (Þ) 616 561
El Puerto de Liverpool SAB de CV

See accompanying notes which are an integral part of the financial statements.
676 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 02/10/38 (Þ) 200 193
El Salvador Government International
Bond
7.125% due 01/20/50 (Þ) 150 136
9.500% due 07/15/52 (Þ) 150 168
Elmwood CLO, Ltd.
Series 2025-9A Class D1
6.333% due 01/17/39 (CME Term
SOFR 3 Month + 2.650%)(Ê)(Þ) 3,000 3,003
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 116 104
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 19 19
5.000% due 07/03/29 (~)(Ê)(Þ) 214 210
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 200 214
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 220 223
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 204 210
6.000% due 09/26/35 (Þ) 525 547
Immunocore Holdings
2.500% due 02/01/30 95 85
Indonesia Government International
Bond
4.200% due 10/15/50 200 157
5.650% due 01/11/53 200 195
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 200 203
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 200 212
6.750% due 02/25/41 (Þ) 226 209
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 246 255
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 272 275
Kazakhstan Temir Zholy National Co.
5.250% due 04/29/36 (Þ) 310 303
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 226 238
Khazanah Global Sukuk Berhad
Series EMTN
4.687% due 06/01/28 (Þ) 200 201
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 200 195
Lebanon Government International
Bond
Series GMTN
7.000% due 03/20/28 (Æ)(Ø)(Þ) 27 7
6.650% due 11/03/28 (Æ)(Ø)(Þ) 487 123
Madison Park Funding, Ltd.
Series 2025-75A Class D1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.362% due 01/17/39 (CME Term
SOFR 3 Month + 2.700%)(Ê)(Þ) 3,000 3,004
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 250 253
Mexico Government International
Bond
6.125% due 02/09/38 42 42
4.280% due 08/14/41 200 158
6.338% due 05/04/53 454 428
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 214
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 200 198
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 251 283
8.631% due 01/13/36 (Þ) 200 219
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 200 197
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 215 219
Panama Government International
Bond
2.252% due 09/29/32 209 177
8.000% due 03/01/38 352 418
4.300% due 04/29/53 200 154
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 208
6.650% due 03/04/55 (Þ) 200 211
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 303 306
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 376 375
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 195
Peruvian Government International
Bond
5.500% due 03/30/36 440 444
5.875% due 08/08/54 39 38
6.200% due 06/30/55 56 57
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 40 16
5.375% due 04/12/27 (Æ)(Ø)(Þ) 322 122
5.500% due 04/12/37 (Æ)(Ø)(Þ) 269 102
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 216 152
Petroleos Mexicanos
6.750% due 09/21/47 884 744
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 204
5.848% due 04/03/55 (Þ) 269 278
Philippine Government International
Bond
5.170% due 10/13/27 446 453
1.950% due 01/06/32 500 434
Poland Government International Bond

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 677
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 5Y
4.875% due 02/12/30 189 193
Series 10Y
5.375% due 02/12/35 190 194
Series 30Y
5.500% due 03/18/54 216 201
6.125% due 04/14/56 315 316
Romanian Government International
Bond
5.750% due 07/04/36 (Þ) 356 335
7.500% due 02/10/37 (Þ) 394 421
5.125% due 06/15/48 (Þ) 96 76
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 461 463
4.375% due 01/12/31 (Þ) 316 311
5.875% due 01/12/56 (Þ) 539 517
Sea, Ltd.
0.250% due 09/15/26 1,528 1,502
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 200 112
Serbia Government International Bond
5.500% due 05/06/36 (Þ) 327 319
South Africa Government International
Bond
6.125% due 12/11/37 (Þ) 747 712
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 180
3.600% due 05/15/36 (~)(Ê)(Þ) 45 42
3.600% due 02/15/38 (~)(Ê)(Þ) 101 95
Turkiye Government International
Bond
6.375% due 05/22/31 413 409
6.300% due 03/14/33 531 513
Ueno Bank SA
6.700% due 03/06/31 (Þ) 200 197
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 335 257
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 33 17
8.056% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 356 181
Uruguay Government International
Bond
5.750% due 10/28/34 550 578
Uzbekistan Government International
Bond
6.900% due 02/28/32 (Þ) 216 231
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 358 163
8.250% due 10/13/24 (Æ)(Ø)(Þ) 192 92
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 102 101
37,031
Mortgage-Backed Securities - 2.6%
BRCK Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-830B Class D
6.409% due 12/10/42 (~)(Ê)(Þ) 750 748
BX Commercial Mortgage Trust
Series 2024-BIO Class C
6.295% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 1,131 1,124
Series 2024-VLT4 Class B
5.596% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 2,263 2,253
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.901% due 01/13/40 (~)(Ê)(Þ) 500 506
Preston Ridge Partners Mortgage Trust
Series 2024-RCF5 Class M2
4.000% due 08/25/54 (~)(Ê)(Þ) 1,000 940
Series 2025-RCF1 Class M2
4.500% due 02/25/55 (~)(Ê)(Þ) 1,563 1,484
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,082
Series 2025-RCF6 Class M2
5.500% due 12/25/55 (~)(Ê)(Þ) 2,894 2,759
PRET LLC
Series 2025-NPL13 Class A2
6.778% due 12/25/55 (~)(Ê)(Þ) 1,500 1,482
TORY Commercial Mortgage Trust
Series 2026-HGTS Class D
6.281% due 01/13/46 (~)(Ê)(Þ) 753 744
VDCM Commercial Mortgage Trust
Series 2025-AZ Class E
7.931% due 07/13/44 (~)(Ê)(Þ) 2,600 2,654
15,776
Non-US Bonds - 3.0%
Carlyle Euro CLO DAC
Series 2025-1A Class A2R
4.254% due 01/15/39 (3 Month
EURIBOR + 2.050%)(Ê)(Þ) EUR 3,000 3,526
CVC Cordatus Loan Fund XVIII DAC
Series 2021-18X Class B1R
3.870% due 07/29/34 (3 Month
EURIBOR + 1.700%)(Ê)(Þ) EUR 2,000 2,343
Kinbane DAC
Series 2024-RPL1X Class B
3.968% due 01/26/65 (1 Month
EURIBOR + 2.000%)(Ê)(Þ) EUR 2,350 2,760
OCP Euro CLO DAC
Series 2025-14A Class D
5.115% due 10/26/38 (3 Month
EURIBOR + 2.950%)(Ê)(Þ) EUR 3,000 3,527
Stannaway Park CLO DAC
Series 2025-1A Class D
4.944% due 01/23/38 (3 Month
EURIBOR + 2.900%)(Ê)(Þ) EUR 4,000 4,686
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2025-1A Class B
6.338% due 05/28/39 (Þ) GBP 800 1,064
17,906

See accompanying notes which are an integral part of the financial statements.
678 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $143,848) 145,398
Common Stocks - 66.0%
Consumer Discretionary - 7.5%
ABB, Ltd. 2,271 228
Advanced Energy Industries, Inc. 362 139
Alibaba Group Holding, Ltd. 192,308 3,160
Alibaba Group Holding, Ltd. - ADR 817 108
Amazon.com, Inc.(Æ) 14,990 3,973
API Group Corp.(Æ) 2,742 125
Aristocrat Leisure, Ltd. 6,066 209
Autoliv, Inc. 4,737 549
AutoZone, Inc.(Æ) 442 1,637
Best Buy Co., Inc. 1,796 109
Bridgestone Corp. 9,100 191
BYD Co., Ltd. Class H 47,500 629
Caesars Entertainment, Inc.(Æ) 6,359 177
Canadian Tire Corp., Ltd. Class A 1,149 160
Cava Group, Inc.(Æ) 1,297 121
Cembre SpA 3,843 352
Charter Communications, Inc. Class
A(Æ)
383 63
Chemring Group PLC 16,553 117
China Tourism Group Duty Free Corp.,
Ltd. Class A
9,000 87
Chipotle Mexican Grill, Inc. Class
A(Æ)
11,044 375
Cie Financiere Richemont SA Class A 6,992 1,334
Cie Generale des Etablissements
Michelin SCA
36,093 1,310
Comcast Corp. Class A 11,348 307
Comet Holding AG 1,527 602
Costco Wholesale Corp. 953 967
CSG NV(Æ) 5,718 124
Darden Restaurants, Inc. 701 141
Davide Campari-Milano NV 144,076 1,067
Deckers Outdoor Corp.(Æ) 1,283 131
Diageo PLC 15,389 309
DiDi Global, Inc. - ADR(Æ) 15,542 57
Dollar General Corp. 3,045 353
Dollarama, Inc. 1,509 193
DR Horton, Inc. 1,397 215
DraftKings, Inc. Class A(Æ) 1,959 46
eBay, Inc. 2,769 287
Five Below, Inc.(Æ) 711 168
Fox Corp. Class A 2,429 154
Fox Corp. Class B 6,343 362
General Motors Co. 8,563 658
Genuine Parts Co. 764 82
H World Group, Ltd. - ADR 14,821 765
Hanwha Aerospace Co., Ltd. 554 528
Home Depot, Inc. (The) 1,091 359
Howden Joinery Group PLC 77,648 826
Hoya Corp. 2,600 487
Hyundai Department Store Co., Ltd. 904 67
IAC, Inc.(Æ) 24,064 1,072
Industria de Diseno Textil SA 5,942 356
InterContinental Hotels Group PLC 7,530 1,090
Intuitive Machines, Inc.(Æ) 2,922 74
Kia Corp. 4,790 496
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kingfisher PLC 8,479 33
Kuaishou Technology(Þ) 25,400 141
Lagercrantz Group AB Class B 391 10
Las Vegas Sands Corp. 6,980 381
Lennar Corp. Class A 1,299 117
Lindblad Expeditions Holdings, Inc.
(Æ)
6,450 120
Lowe's Cos., Inc. 703 168
LVMH Moet Hennessy Louis Vuitton
SE
1,919 1,018
Magazine Luiza SA 106,683 177
Mahindra & Mahindra, Ltd. 19,039 626
McDonald's Corp. 866 254
Meituan Class B(Æ)(Þ) 5,500 59
MercadoLibre , Inc.(Æ) 191 342
Netflix, Inc. Class B(Æ) 1,602 150
Next PLC 2,709 478
NKT A/S(Æ) 2,399 353
NVR, Inc.(Æ) 21 133
OEM International AB Class B 12,184 192
Omnicom Group, Inc. 1,239 95
Omron Corp. 5,900 212
O'Reilly Automotive, Inc.(Æ) 1,735 172
Oriental Holdings Berhad 27,167 49
OVS SpA (Þ) 23,192 138
Pernod Ricard SA 7,890 583
Persimmon PLC Class A 3,016 44
PulteGroup, Inc. 1,540 188
Remy Cointreau SA 8,880 418
Renault SA 3,385 119
Rolls-Royce Holdings PLC 20,243 330
Ross Stores, Inc. 1,154 263
Rush Street Interactive, Inc.(Æ) 9,206 259
SCREEN Holdings Co., Ltd. 4,000 264
Secom Co., Ltd. 5,000 184
SFS Group AG 205 31
Singapore Technologies Engineering,
Ltd.
20,400 173
SJM Holdings, Ltd.(Æ) 158,000 42
Stride, Inc.(Æ) 546 53
Subaru Corp. 9,100 135
Target Corp. 1,000 130
Teleperformance SE 1,707 116
Tencent Holdings, Ltd. 46,366 2,815
Tencent Holdings, Ltd. - ADR 3,790 231
Tesla, Inc.(Æ) 1,592 608
TJX Cos., Inc. (The) 11,130 1,745
Tkms AG& Co. KGaA (Æ) 2,309 236
Universal Music Group NV 15,049 315
Versant Media Group, Inc. 515 21
Vincorion SE(Æ) 9,009 236
Virbac SACA 757 332
Volkswagen AG 773 80
Walmart, Inc. 3,963 523
Walt Disney Co. (The) 1,304 135
Weichai Power Co., Ltd. Class H 25,000 125
Wolters Kluwer NV 366 29
Yamaha Corp. 82,300 592
Yum! Brands, Inc. 1,084 173
Zalando SE(Æ)(Þ) 33,891 836
45,278
Consumer Staples - 2.4%

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 679
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alimentation Couche-Tard, Inc. 2,724 161
Altria Group, Inc. 4,485 326
Ambev SA 41,843 123
Anheuser-Busch InBev SA 13,861 1,048
Archer-Daniels-Midland Co. 2,609 194
Asahi Group Holdings, Ltd. 33,500 332
Astarta Holding PLC 2,995 41
Beiersdorf AG 7,011 580
BIM Birlesik Magazalar AS 7,311 120
BioGaia AB Class B 7,840 101
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
13,161 49
British American Tobacco PLC 4,702 276
Campbell's Co. (The) 3,019 63
Carrefour SA 6,162 123
China Mengniu Dairy Co., Ltd. 95,000 211
Church & Dwight Co., Inc. 1,294 126
Clorox Co. (The) 928 90
Coca-Cola Co. (The) 3,477 274
Coca-Cola Consolidated, Inc. 914 187
Colgate-Palmolive Co. 5,544 473
Compass Group PLC 5,187 147
Conagra Brands, Inc. 4,314 62
First Pacific Co., Ltd. 70,000 49
General Mills, Inc. 4,198 148
Genting Plantations Berhad 48,600 63
Golden Agri-Resources, Ltd. 1,048,000 260
GS Holdings Corp. 1,951 107
Haleon PLC 129,077 595
Hershey Co. (The) 517 96
Imperial Brands PLC 10,849 413
JM Smucker Co. (The) 1,080 106
Kato Sangyo Co., Ltd. 300 12
Keurig Dr Pepper, Inc. 7,132 210
Kimberly-Clark Corp. 1,331 131
Kraft Heinz Co. (The) 3,366 76
Kroger Co. (The) 2,108 144
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 3,650 168
Metro, Inc. Class A 2,416 162
Mondelez International, Inc. Class A 1,676 103
Monster Beverage Corp.(Æ) 7,229 557
National Vision Holdings, Inc.(Æ) 38,534 895
PepsiCo, Inc. 5,513 874
Philip Morris International, Inc. 4,899 809
Procter & Gamble Co. (The) 2,855 420
Puregold Price Club, Inc. 80,600 56
Reckitt Benckiser Group PLC 11,202 713
Royal Unibrew A/S 4,927 329
Smithfield Foods, Inc. 1,477 39
Sodexo SA 3,351 171
Tyson Foods, Inc. Class A 5,273 338
Unicharm Corp. 13,900 81
Wal-Mart de Mexico SAB de CV 87,059 274
Yesway , Inc. Class A(Æ) 36,904 949
14,455
Energy - 2.8%
Aker Solutions ASA 68,065 310
Antero Resources Corp.(Æ) 6,107 240
Baker Hughes Co. 8,901 620
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP PLC 36,994 292
Cenovus Energy, Inc. 33,437 978
Chevron Corp. 2,447 473
Coterra Energy, Inc. 6,468 232
Delta Electronics, Inc. 6,000 414
DOF Group ASA 16,204 241
ENEOS Holdings, Inc. 26,600 225
EOG Resources, Inc. 1,773 249
EQT Corp. 4,033 242
Eramet SA 2,099 145
Exxon Mobil Corp. 4,973 768
Fortune Electric Co., Ltd. 12,000 348
Galp Energia SGPS SA Class B 8,752 205
Gazprom PJSC(Æ)(Š) 332,583 —
HELLENiQ ENERGY Holdings SA 10,437 121
Hochschild Mining PLC 28,789 245
Idemitsu Kosan Co., Ltd. 25,900 224
Japan Petroleum Exploration Co., Ltd. 9,500 139
Kinder Morgan, Inc. 9,622 316
Liberty Energy, Inc. Class A 34,554 1,168
LUKOIL PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 1,403 124
National Energy Services Reunited
Corp.(Æ)
33,795 843
Natural Gas Services Group, Inc. 1,035 42
NPK International, Inc.(Æ) 15,087 247
Odfjell Drilling, Ltd. 26,672 287
ONEOK, Inc. 4,867 450
Paladin Energy, Ltd.(Æ) 26,221 222
Petroleo Brasileiro SA - Petrobras
- ADR
43,687 962
Phillips 66 1,024 183
Range Resources Corp. 6,502 283
Repsol SA 10,640 285
Santos, Ltd. 51,295 295
SBM Offshore NV 7,298 312
Schneider Electric SE 2,282 721
Shell PLC 6,261 284
Solaria Energia y Medio Ambiente
SA(Æ)
13,592 389
Subsea 7 SA 2,756 99
Suncor Energy, Inc. 5,975 409
Targa Resources Corp. 802 209
Teck Resources, Ltd. Class B 7,816 456
TGS ASA 30,373 497
TotalEnergies SE 3,304 308
Tourmaline Oil Corp. 3,728 181
Tullow Oil PLC(Æ) 213,313 44
United States Antimony Corp.(Æ) 11,982 144
Williams Cos., Inc. (The) 2,532 193
YPF SA - ADR(Æ) 6,824 308
16,972
Financial Services - 14.9%
Absa Group, Ltd. 13,306 186
Aedifica SA(ö) 2,966 251
Aflac, Inc. 2,492 283
Ageas SA 1,982 155
Agree Realty Corp.(ö) 7,232 558
AIA Group, Ltd. 56,200 619
Akbank TAS 184,853 301
Allianz SE 605 277
Allstate Corp. (The) 818 178

See accompanying notes which are an integral part of the financial statements.
680 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alpha Bank SA 81,729 330
American Integrity Insurance Group,
Inc.
43,247 848
American Tower Corp.(ö) 1,306 239
Amundi SA(Þ) 778 75
Annaly Capital Management, Inc.(ö) 7,993 183
Arthur J Gallagher & Co. 475 98
AvalonBay Communities, Inc.(ö) 751 137
Avanza Bank Holding AB 5,749 208
Azimut Holding SpA 11,121 472
Bajaj Finance, Ltd. 55,481 552
Banca IFIS SpA 5,518 151
Banco BTG Pactual SA(Æ) 18,471 221
Banco de Sabadell SA 49,375 192
Banco do Brasil SA 43,210 194
Bangkok Bank PCL - NVDR 21,800 109
Bank Hapoalim BM 12,328 331
Bank Leumi Le-Israel BM 21,654 549
Bank Mandiri Persero Tbk PT 2,916,192 743
Bank of America Corp. 16,445 879
Bank of Ireland Group PLC 30,955 614
Bank of Montreal 1,868 284
Bank of New York Mellon Corp. (The) 2,509 337
Bank of Nova Scotia (The) 3,838 299
Barclays PLC 3,681 21
Berkshire Hathaway, Inc. Class B(Æ) 1,959 928
BGC Group, Inc. Class A 113,781 1,278
BNP Paribas SA 3,324 350
BOC Hong Kong Holdings, Ltd. 41,000 236
Brambles, Ltd. 20,068 327
British Land Co. PLC (The)(ö) 12,481 66
Broadstone Net Lease, Inc.(ö) 36,572 724
Brown & Brown, Inc. 1,601 96
BXP, Inc.(ö) 10,385 607
Canadian Imperial Bank of Commerce 3,712 414
Capital One Financial Corp. 3,866 740
CapitaLand Ascendas REIT(ö) 60,000 118
CapitaLand Integrated Commercial
Trust Class A(ö)
202,400 376
Capitaland Investment, Ltd. 47,100 103
Capitec Bank Holdings, Ltd. 507 132
CareTrust REIT, Inc.(ö) 5,403 213
Catena AB 1,750 83
Cenergy Holdings SA 19,689 559
Centurion Accommodation REIT(ö) 134,000 116
Charles Schwab Corp. (The) 10,203 935
China International Capital Corp., Ltd.
Class H(Þ)
241,200 627
China Resources Land, Ltd. 56,000 234
Chubb, Ltd. 586 192
Cincinnati Financial Corp. 1,114 182
Citigroup, Inc. 5,310 680
CK Asset Holdings, Ltd. 35,000 220
CK Hutchison Holdings, Ltd. Class B 55,000 462
Close Brothers Group PLC(Æ) 7,162 43
CME Group, Inc. Class A 7,540 2,170
Commerzbank AG 4,643 192
Computershare, Ltd. 5,604 122
Country Garden Services Holdings
Co., Ltd.
133,000 106
Credicorp , Ltd. 347 112
Cresud SACIF y A - ADR 5,640 63
Crown Castle, Inc.(ö) 6,849 608
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dave, Inc.(Æ) 855 233
DBS Group Holdings, Ltd. 4,500 208
Dexus(ö) 44,793 201
Digital Core REIT Management Pte,
Ltd.(ö)
201,600 104
Digital Realty Trust, Inc.(ö) 10,486 2,107
Dime Community Bancshares, Inc. 15,756 565
DNB Bank ASA 6,117 185
EastGroup Properties, Inc.(ö) 1,222 246
EFG International AG(Æ) 10,731 231
Equinix, Inc.(ö) 1,550 1,678
Equity Residential(ö) 1,961 128
Essential Properties Realty Trust, Inc.
(ö)
20,510 645
Essex Property Trust, Inc.(ö) 1,521 400
Everest Group, Ltd. 1,610 574
Extra Space Storage, Inc.(ö) 6,514 934
Fairfax Financial Holdings, Ltd. 99 171
Fastighets AB Balder Class B(Æ) 8,827 53
Fidelity National Financial, Inc. 2,749 144
First BanCorp 42,663 1,036
First Industrial Realty Trust, Inc.(ö) 4,336 269
flatexDEGIRO SE 17,506 629
Franklin Resources, Inc. 5,876 176
Gaming and Leisure Properties, Inc.(ö) 4,998 242
GF Securities Co., Ltd. Class H 64,000 144
GLP J-REIT(ö) 137 119
Goldman Sachs Group, Inc. (The) 30 28
Goodman Group(ö) 37,795 818
Grupo Financiero Banorte SAB de CV
Class O
14,825 161
Grupo Financiero Galicia SA - ADR 1,574 65
Guaranty Trust Holding Co. PLC 1,831,544 180
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
4,340 149
Hana Financial Group, Inc. 11,668 1,011
Hankook & Company Co., Ltd. 1,939 33
Hartford Insurance Group, Inc. (The) 1,893 259
HDFC Bank, Ltd. 77,745 636
Healthcare Realty Trust, Inc.(ö) 23,235 434
Hi Sun Technology China, Ltd.(Æ) 318,000 18
Hiscox , Ltd. 20,983 444
Hoist Finance AB(Þ) 7,499 116
Hong Kong Exchanges & Clearing,
Ltd.
20,100 1,068
Hongkong Land Holdings, Ltd. 28,200 224
Host Hotels & Resorts, Inc.(ö) 25,174 532
HSBC Holdings PLC 15,272 280
Hudson Pacific Properties, Inc.(Æ)(ö) 7,564 70
iA Financial Corp., Inc. 1,334 172
ICICI Bank, Ltd. 56,808 760
ING Groep NV 18,177 527
Ingenia Communities Group(ö) 55,722 160
Intact Financial Corp. 820 158
Invitation Homes, Inc.(ö) 24,121 694
Iron Mountain, Inc.(ö) 4,897 617
IRSA Inversiones y Representaciones
SA - ADR(Æ)
191 3
Israel Discount Bank, Ltd. Class A 20,783 232
Itau Unibanco Holding SA - ADR 48,083 418
Japan Metropolitan Fund Investment
Corp.(ö)
306 227
Japan Post Holdings Co., Ltd. 15,400 180

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 681
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Real Estate Investment Corp.(ö) 270 207
JPMorgan Chase & Co. 5,516 1,728
Kasikornbank PCL - NVDR 6,400 38
KB Financial Group, Inc. 3,513 381
Keppel REIT(ö) 212,500 150
Kimco Realty Corp.(ö) 30,859 729
Kite Realty Group Trust(ö) 13,481 353
Klepierre SA(ö) 13,906 563
Land Securities Group PLC(ö) 23,973 194
LEG Immobilien SE 1,934 135
Link REIT(ö) 62,400 314
Lloyds Banking Group PLC 183,378 248
LondonMetric Property PLC(ö) 49,661 129
Longfor Group Holdings, Ltd.(Þ) 140,000 145
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 6
M&T Bank Corp. 672 147
Mandatum Oyj 70,064 562
Manulife Financial Corp. 7,189 283
Mapfre SA 5,503 27
Marex Group PLC 2,921 156
Markel Group, Inc.(Æ) 98 174
Marsh & McLennan Cos., Inc. 762 128
Mastercard, Inc. Class A 5,109 2,569
Melisron , Ltd. 853 127
Mercialys SA(ö) 10,040 147
MetLife, Inc. 3,192 256
Mitsubishi Estate Co., Ltd. 15,499 442
Mitsubishi UFJ Financial Group, Inc. 2,500 45
Mitsui Fudosan Accommodations
Fund, Inc.(ö)
93 78
Mitsui Fudosan Co., Ltd. 59,700 653
Mizrahi Tefahot Bank, Ltd. 3,048 241
Moody's Corp. 3,168 1,463
Morgan Stanley 3,494 666
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
National Bank of Canada 1,544 233
NatWest Group PLC 59,002 467
Nippon Building Fund, Inc.(ö) 223 187
Nippon Prologis REIT, Inc.(ö) 215 123
NN Group NV 3,237 284
NOBA Bank Group AB(Æ) 26,598 245
Nomura Real Estate Master Fund, Inc.
(ö)
155 160
Nordea Bank Abp 13,672 257
Northern Trust Corp. 432 72
Northpointe Bancshares, Inc. 37,159 663
Omega Healthcare Investors, Inc.(ö) 6,658 313
ORIX Corp. 11,572 387
Outfront Media, Inc.(ö) 9,311 287
Oversea-Chinese Banking Corp., Ltd. 11,000 190
Peapack-Gladstone Financial Corp. 13,713 573
Perella Weinberg Partners 54,250 1,234
Ping An Insurance Group Co. of China,
Ltd. Class H
46,767 380
Piraeus Bank SA(Æ) 26,813 256
PNC Financial Services Group, Inc.
(The)
630 140
Power Corp. of Canada 3,934 219
Progressive Corp. (The) 2,097 422
Prologis, Inc.(ö) 9,699 1,377
Public Storage(ö) 1,964 594
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rayonier, Inc.(ö) 9,536 202
Realty Income Corp.(ö) 3,248 209
Regions Financial Corp. 6,720 192
RELX PLC 14,731 538
RenaissanceRe Holdings, Ltd. 1,976 607
Resona Holdings, Inc. 35,200 439
Ringkjoebing Landbobank A/S 724 181
Royal Bank of Canada 3,498 629
Safestore Holdings PLC(ö) 11,473 105
Sampo Oyj Class A 11,340 118
Samsung Fire & Marine Insurance Co.,
Ltd.
276 86
SBA Communications Corp.(ö) 984 218
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 7,160 138
Scentre Group(ö) 112,137 302
Schroders PLC 9,808 77
Segro PLC(ö) 48,394 463
SGS SA 1,394 151
Shinhan Financial Group Co., Ltd. 4,440 300
Shriram Finance, Ltd. 26,987 270
Simon Property Group, Inc.(ö) 2,991 609
Societe Generale SA 6,343 508
Sparebanken Norge 14,965 325
Standard Bank Group, Ltd. 11,524 222
Stockland(ö) 36,296 106
Sumitomo Mitsui Financial Group, Inc. 6,400 225
Sumitomo Realty & Development Co.,
Ltd.
14,500 452
Sun Communities, Inc.(ö) 7,756 992
Sun Hung Kai Properties, Ltd. 81,500 1,429
Sun Life Financial, Inc. 2,697 194
Swiss Prime Site AG Class A 2,058 357
Swissquote Group Holding SA 533 270
TAG Immobilien AG 21,578 375
Tokio Marine Holdings, Inc. 4,300 195
Tokyo Century Corp. 1,900 26
Toronto-Dominion Bank (The) 444 48
Travelers Cos., Inc. (The) 774 236
TS Financial Holding Co., Ltd. 604,000 459
UBS Group AG 13,388 596
UDR, Inc.(ö) 9,840 358
Unibail - Rodamco -Westfield(ö) 1,854 226
Unipol Assicurazioni SpA 10,508 274
United Overseas Bank, Ltd. 6,200 177
UOL Group, Ltd. 12,600 106
Ventas, Inc.(ö) 1,570 138
VGP NV 483 50
VICI Properties, Inc.(ö) 11,543 337
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 29
Visa, Inc. Class A 1,739 574
Vonovia SE 7,114 192
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 2,634 176
Warehouses De Pauw CVA(ö) 3,620 96
Wells Fargo & Co. 375 31
Welltower, Inc.(ö) 14,290 3,106
Weyerhaeuser Co.(ö) 1,648 40
Wihlborgs Fastigheter AB 7,100 63
WisdomTree, Inc. 6,088 103
XP, Inc. Class A 11,715 224
Yellow Cake PLC(Æ)(Þ) 12,903 107

See accompanying notes which are an integral part of the financial statements.
682 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yoma Strategic Holdings, Ltd.(Æ) 456,208 28
Zurich Insurance Group AG 225 156
89,371
Health Care - 5.3%
Abbott Laboratories 2,085 189
AbbVie, Inc. 2,012 425
AddLife AB Class B 5,519 85
Amgen, Inc. 558 193
Astellas Pharma, Inc. 33,900 486
AstraZeneca PLC 1,529 291
Becton Dickinson & Co. 5,671 845
Boston Scientific Corp.(Æ) 2,480 143
Bristol-Myers Squibb Co. 11,438 693
Cardinal Health, Inc. 620 120
CareDx , Inc.(Æ) 57,996 1,207
Cencora , Inc. Class A 669 206
Centene Corp.(Æ) 5,307 285
Chong Kun Dang Pharmaceutical Corp. 936 54
Cigna Group (The) 1,663 483
CVS Health Corp. 3,165 264
Cytek Biosciences, Inc.(Æ) 180,658 824
Daiichi Sankyo Co., Ltd. 2,200 36
Dexcom, Inc.(Æ) 6,569 391
Edwards Lifesciences Corp.(Æ) 1,604 134
Elevance Health, Inc. 642 242
Eli Lilly & Co. 1,317 1,231
Fresenius Medical Care AG 6,874 312
Fresenius SE & Co. KGaA 4,862 236
FUJIFILM Holdings Corp. 6,900 128
GeneDx Holdings Corp.(Æ) 814 51
Gilead Sciences, Inc. 2,401 314
Grifols SA 14,173 149
GSK PLC 11,177 294
Guardant Health, Inc.(Æ) 818 71
H Lundbeck A/S 7,418 50
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
70,000 571
HCA Healthcare, Inc. 528 229
Humana, Inc. 3,688 872
Icon PLC(Æ) 10,985 1,300
IDEXX Laboratories, Inc.(Æ) 542 304
Innovent Biologics, Inc.(Æ)(Þ) 64,000 741
Innoviva , Inc.(Æ) 53,792 1,237
Insilico Medicine Cayman TopCo (Æ) 20,224 164
Insmed , Inc.(Æ) 473 64
Intuitive Surgical, Inc.(Æ) 826 378
iRadimed Corp. 822 69
Johnson & Johnson 9,978 2,293
Kuros Biosciences AG(Æ) 4,862 127
Kyorin Pharmaceutical Co., Ltd. 8,700 86
Labcorp Holdings, Inc. 668 172
Ligand Pharmaceuticals, Inc. Class
B(Æ)
578 133
Madrigal Pharmaceuticals, Inc.(Æ) 94 49
McKesson Corp. 301 245
Medacta Group SA(Þ) 1,007 183
Medartis Holding AG(Æ)(Þ) 1,277 126
Medtronic PLC 10,786 873
Merck & Co., Inc. 9,512 1,038
Merck KGaA 6,293 814
Molina Healthcare, Inc.(Æ) 568 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novartis AG 1,615 240
Novo Nordisk A/S Class B 9,951 419
Option Care Health, Inc.(Æ) 30,044 611
PACS Group, Inc.(Æ) 3,576 120
Pfizer, Inc. 24,131 644
PTC Therapeutics, Inc.(Æ) 19,243 1,252
Quest Diagnostics, Inc. 686 133
Regeneron Pharmaceuticals, Inc. 126 89
Roche Holding AG 933 385
Roivant Sciences, Ltd.(Æ) 6,496 185
Sanofi SA 8,850 827
Smith & Nephew PLC 23,900 369
Stryker Corp. 732 231
Tarsus Pharmaceuticals, Inc.(Æ) 120 8
Travere Therapeutics, Inc.(Æ) 1,299 55
United Therapeutics Corp.(Æ) 402 230
UnitedHealth Group, Inc. 3,760 1,393
Universal Health Services, Inc. Class B 848 143
Vertex Pharmaceuticals, Inc.(Æ) 1,079 461
WuXi AppTec Co., Ltd. Class H(Þ) 24,300 425
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 106,500 448
Xvivo Perfusion AB(Æ) 9,894 295
Zoetis, Inc. Class A 840 97
31,671
Materials and Processing - 5.3%
Albemarle Corp. 1,011 199
Aluminum Corp. of China, Ltd. Class A 229,100 393
Aluminum Corp. of China, Ltd. Class
H
34,000 50
Alzchem Group AG 1,115 218
Amcor PLC 2,452 93
Anglo American PLC 7,138 351
Anglogold Ashanti PLC 11,783 1,104
Aris Mining Corp.(Æ) 2,981 53
Atlas Arteria, Ltd. 43,667 151
Aurubis AG 1,201 258
Barrick Mining Corp. 15,295 602
Beijer Alma AB 8,212 260
BlueScope Steel, Ltd. 4,323 93
BrightView Holdings, Inc. 55,940 666
Bufab AB 11,624 150
Cameco Corp. 1,197 147
Capstone Mining Corp.(Æ) 20,258 169
Carpenter Technology Corp. 236 101
Carrier Global Corp. 11,431 768
Celanese Corp. Class A 19,548 1,325
Cementir Holding NV 14,659 262
Century Aluminum Co.(Æ) 9,008 535
Copart, Inc.(Æ) 14,228 471
Croda International PLC 20,288 795
Ecolab, Inc. 654 170
ElvalHalcor SA 68,623 323
Fabrinet(Æ) 190 130
Fastenal Co. 3,726 167
First Quantum Minerals, Ltd.(Æ) 15,759 386
Freeport-McMoRan, Inc. 4,615 267
Fresnillo PLC 9,943 444
Gabriel Resources, Ltd.(Æ) 80,280 7
Geberit AG 735 497
General Electric Co. 1,739 504
Glencore PLC(Æ) 40,416 313

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 683
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gold Fields, Ltd. - ADR 3,436 146
Heidelberg Materials AG 709 157
Hindalco Industries, Ltd. 64,102 708
Hindustan Zinc, Ltd. 31,462 199
Huntsman Corp. 86,532 1,244
ICL Group, Ltd. 23,069 124
IMCD NV 11,245 1,323
Impala Platinum Holdings, Ltd. 26,987 375
Ingevity Corp.(Æ) 10,992 838
Installed Building Products, Inc. 148 43
International Tower Hill Mines, Ltd.
(Æ)
22,792 54
Ivanhoe Mines, Ltd. Class A(Æ) 13,902 113
Johnson Matthey PLC 9,276 263
K+S AG 34,506 646
Kinross Gold Corp. 5,559 168
Kronos Worldwide, Inc. 93,238 694
KWS SAAT SE & Co. KGaA 1,236 111
Linde PLC 2,560 1,283
LKQ Corp. 2,576 81
Lotte Chemical Corp. 1,495 115
Louisiana-Pacific Corp. 6,322 456
MHP SE - GDR(Æ)(Þ) 9,200 93
MMG, Ltd.(Æ) 548,000 592
Motiva Infraestrutura de Mobilidade
SA
4,320 14
Muyuan Foods Co, Ltd. Class H(Æ) 18,762 99
Northern Dynasty Minerals, Ltd.(Æ) 83,477 175
NovaGold Resources, Inc.(Æ) 10,787 87
Nutrien , Ltd. 1,622 123
Polyus PJSC(Æ)(Š) 48,690 —
PPG Industries, Inc. 1,131 123
Promotora y Operadora de
Infraestructura SAB de CV
3,382 54
Robertet SA 85 80
Royal Gold, Inc. 328 77
Saudi Basic Industries Corp. 4,706 77
Seabridge Gold, Inc.(Æ) 12,877 360
Sherwin-Williams Co. (The) 2,674 860
Shin-Etsu Chemical Co., Ltd. 9,300 433
Sibanye Stillwater, Ltd. 23,141 69
SigmaRoc PLC(Æ) 242,661 408
Sociedad Quimica y Minera de Chile
SA - ADR
3,819 352
SOL SpA 5,793 392
Solstice Advanced Materials Inc. 3,626 297
Sumitomo Metal Mining Co., Ltd. 3,300 201
Symrise AG 14,816 1,310
Tata Steel, Ltd. 128,023 287
Ternium SA - ADR 2,855 125
thyssenkrupp AG 105,489 1,258
Toromont Industries, Ltd. 336 52
Toyota Tsusho Corp. 1,700 67
Vale SA 17,079 280
Vale SA Class B - ADR 24,720 404
Vallourec SA 4,938 149
Valterra Platinum, Ltd. 6,029 482
Vicat SACA 2,680 190
Wanhua Chemical Group Co., Ltd.
Class A
10,800 142
Western Copper & Gold Corp.(Æ) 19,860 55
Zijin Gold International Co., Ltd.(Æ) 14,641 283
Zijin Mining Group Co., Ltd. Class H 124,000 570
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
32,183
Producer Durables - 8.5%
4imprint Group PLC 2,169 107
AAK AB 6,917 198
Adecco Group AG 3,555 82
Aena SME SA(Þ) 12,378 338
Aeroports de Paris SA 1,601 195
AF Gruppen ASA 10,175 196
Airbus SE 2,500 518
Airtac International Group 9,000 416
Alleima AB 18,349 164
ALS, Ltd. 7,247 111
AMN Healthcare Services, Inc.(Æ) 39,798 815
Amprius Technologies, Inc.(Æ) 10,992 231
AP Moller - Maersk A/S Class A 51 120
AP Moller - Maersk A/S Class B 85 201
ArcBest Corp. 397 51
Argan, Inc. 189 127
Astronics Corp.(Æ) 554 40
Atlas Copco AB Class B 8,085 137
Auckland International Airport, Ltd. 38,780 189
Automatic Data Processing, Inc. 526 111
Avery Dennison Corp. 565 93
BAE Systems PLC 10,353 288
Basler AG(Æ) 16,224 350
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
228,000 55
Bilfinger SE 4,929 564
Bloom Energy Corp. Class A(Æ) 386 109
Canadian Pacific Kansas City, Ltd. 9,041 786
Canon, Inc. 4,500 116
CECO Environmental Corp.(Æ) 1,507 112
China Communications Services Corp.,
Ltd. Class H
178,886 99
China Tower Corp., Ltd. Class H(Þ) 89,500 127
Cintas Corp. 3,269 571
Comer Industries SpA 2,357 128
Contemporary Amperex Technology
Co., Ltd. Class A
6,900 442
Contemporary Amperex Technology
Co., Ltd. Class H
6,385 499
Cross Country Healthcare, Inc.(Æ) 50,359 510
CSX Corp. 4,229 192
Custom Truck One Source, Inc.(Æ) 59,457 586
Dai Nippon Printing Co., Ltd. 10,600 202
Deutsche Post AG 18,600 1,099
DL E&C Co., Ltd. 1,840 124
Drax Group PLC 27,690 333
Ducommun, Inc.(Æ) 700 99
Dynavox Group AB(Æ) 23,219 208
Eiffage SA 1,551 250
Elecnor SA 8,601 383
Element Fleet Management Corp. 6,344 151
Embraer SA - ADR 5,864 368
EMCOR Group, Inc. 520 464
Epiroc AB Class B 2,623 65
Equifax, Inc. 2,119 369
ESCO Technologies, Inc. 210 68
Eve Energy Co., Ltd. Class A 12,700 136
Evergreen Marine Corp. Taiwan, Ltd. 14,000 90
Exosens SAS 4,857 371
FedEx Corp. 2,019 814

See accompanying notes which are an integral part of the financial statements.
684 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FLSmidth & Co. A/S 8,681 643
Flughafen Zurich AG 689 196
FTAI Aviation, Ltd. 125 31
Fukuda Corp. 400 22
Gartner, Inc.(Æ) 386 57
GE Vernova , Inc. 434 470
General Dynamics Corp. 2,287 787
Getlink SE 22,257 499
GMR Airports, Ltd.(Æ) 236,341 242
Graco, Inc. 6,351 510
Grupo Aeroportuario del Pacifico SAB
de CV Class B
14,518 364
Grupo Aeroportuario del Sureste SAB
de CV Class B
5,991 183
Guangshen Railway Co., Ltd. Class H 174,000 53
HD Hyundai Electric Co., Ltd. 1,183 1,005
HEICO Corp. Class A 621 130
Holley, Inc.(Æ) 210,018 693
Honeywell International, Inc. 956 205
Howmet Aerospace, Inc. 223 54
Huaming Power Equipment Co., Ltd.
Class A
41,181 149
Hyundai Engineering & Construction
Co., Ltd.
1,842 202
Inficon Holding AG 1,455 271
InterGlobe Aviation, Ltd.(Þ) 8,723 401
International Consolidated Airlines
Group SA
34,646 176
International Container Terminal
Services, Inc.
43,260 503
Interpump Group SpA 4,745 200
Intertek Group PLC 15,862 1,031
Jacobs Solutions, Inc. 1,056 137
Japan Airport Terminal Co., Ltd. 4,400 142
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
48,400 750
JSW Infrastructure, Ltd. 36,716 106
Kajima Corp. 2,800 110
Kamigumi Co., Ltd. 1,300 43
Kawasaki Heavy Industries, Ltd. 1,000 21
Knight-Swift Transportation Holdings,
Inc.
704 46
Konecranes Oyj 1,007 33
Korean Air Lines Co., Ltd. 2,948 49
L3Harris Technologies, Inc. 462 148
Leader Harmonious Drive Systems Co.,
Ltd. Class A
17,222 571
Leonardo SpA 864 54
Littelfuse , Inc. 3,181 1,286
Localiza Rent a Car SA 37,223 345
Logitech International SA 1,602 158
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 27
Mama's Creations, Inc.(Æ) 13,097 186
Marten Transport, Ltd. 52,559 793
MasTec , Inc.(Æ) 1,088 429
Mercury Systems, Inc.(Æ) 1,631 129
Mesa Laboratories, Inc. 7,803 780
Mettler-Toledo International, Inc.(Æ) 484 618
Mitsubishi Electric Corp. 7,600 305
Mitsui OSK Lines, Ltd. 4,700 177
Morgan Sindall Group PLC 4,929 314
MTR Corp., Ltd. 43,500 186
MYR Group, Inc.(Æ) 2,010 814
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 10,022 1,017
Nexi SpA (Þ) 26,863 128
Ningbo Tuopu Group Co.,Ltd . Class A 14,100 125
Norfolk Southern Corp. 519 164
Otis Worldwide Corp. 8,428 656
Pan Ocean Co., Ltd. 17,512 66
Paychex, Inc. 1,045 97
PHA Co., Ltd. 2,544 23
Proficient Auto Logistics, Inc.(Æ) 15,915 117
Regal Rexnord Corp. 6,206 1,334
Republic Services, Inc. Class A 740 155
Rollins, Inc. 3,020 168
Rotork PLC 128,079 539
Rumo SA 42,534 135
RXO, Inc.(Æ) 71,129 1,420
Samsung Heavy Industries Co., Ltd.
(Æ)
10,406 230
Sany Heavy Industry Co., Ltd. Class
H(Æ)
35,444 99
Scorpio Tankers, Inc. 12,134 987
Siemens Energy AG 1,697 360
SITC International Holdings Co., Ltd. 36,000 151
Spirax Group PLC 6,450 636
Star Bulk Carriers Corp. 46,187 1,161
Sterling Infrastructure, Inc.(Æ) 353 182
Sulzer AG 1,290 247
Sung Kwang Bend Co., Ltd. 3,231 101
Techtronic Industries Co., Ltd. 7,000 102
Tecnicas Reunidas SA(Æ) 6,963 293
Teledyne Technologies, Inc.(Æ) 233 150
Textron, Inc. 1,373 132
Thales SA 541 148
Tidewater, Inc.(Æ) 1,101 98
TransDigm Group, Inc. 473 549
Transurban Group(Æ) 32,177 327
Traton SE 1,204 46
Trelleborg AB Class B 313 13
TrueBlue, Inc.(Æ) 79,227 435
Tutor Perini Corp. 14,118 1,312
Union Pacific Corp. 729 196
United Parcel Service, Inc. Class B 1,538 167
V2X, Inc.(Æ) 9,689 657
Veralto Corp. 1,543 136
Verisk Analytics, Inc. Class A 556 103
Vertiv Holdings Co. Class A 1,404 461
Vinci SA 1,270 192
Volution Group PLC 22,982 192
Wallenius Wilhelmsen ASA 3,832 49
Waste Connections, Inc. 1,037 171
Waste Management, Inc. 2,396 557
WEG SA 40,448 366
West Japan Railway Co. 7,200 130
WSP Global, Inc. 898 149
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H(Æ)
22,044 168
50,999
Technology - 15.9%
8x8, Inc.(Æ) 163,788 314
AAC Technologies Holdings, Inc. 99,500 457
Accenture PLC Class A 1,251 224
Accton Technology Corp. 2,000 144
Adobe, Inc.(Æ) 1,609 396

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 685
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advanced Micro Devices, Inc.(Æ) 295 105
Advantest Corp. 3,000 562
Airbnb, Inc. Class A(Æ) 5,618 789
Akamai Technologies, Inc.(Æ) 930 96
Alchip Technologies, Ltd. 1,000 136
Alphabet, Inc. Class A 18,670 7,184
Alphabet, Inc. Class C 7,505 2,866
Apple, Inc. 28,123 7,631
Applied Materials, Inc. 2,588 1,021
AQ Group AB 5,826 139
ASE Technology Holding Co., Ltd. 52,000 823
Asia Vital Components Co., Ltd. 9,000 824
ASML Holding NV 1,453 2,098
Autodesk, Inc.(Æ) 520 123
Baidu, Inc. Class A(Æ) 19,750 311
Bilibili , Inc. Class Z(Æ) 8,240 181
Booking Holdings, Inc. 2,725 459
Broadcom, Inc. 7,802 3,257
CGI, Inc. 1,952 128
Check Point Software Technologies,
Ltd.(Æ)
1,672 188
Ciena Corp.(Æ) 477 252
Cisco Systems, Inc. 7,335 671
Cognizant Technology Solutions Corp.
Class A
4,045 214
Constellation Software, Inc. 76 138
Dassault Systemes SE 5,560 125
DigitalOcean Holdings, Inc.(Æ) 1,432 138
Diodes, Inc.(Æ) 2,026 217
Dynatrace, Inc.(Æ) 3,974 144
FormFactor , Inc.(Æ) 933 127
Fujitsu, Ltd. 10,600 215
GDS Holdings, Ltd. Class A(Æ) 21,400 113
Graham Corp.(Æ) 1,926 183
Hewlett Packard Enterprise Co. 8,136 234
Hon Hai Precision Industry Co., Ltd. 109,000 775
Horizon Robotics(Æ) 139,964 131
Ichor Holdings, Ltd.(Æ) 3,336 220
Infineon Technologies AG 4,691 315
International Business Machines Corp. 855 198
Intuit, Inc. 1,153 448
INVISIO AB 6,480 187
Kanzhun , Ltd. - ADR 6,820 92
Keyence Corp. 3,500 1,603
Kopin Corp.(Æ) 25,794 115
Lam Research Corp. 2,447 631
Lasertec Corp. 1,900 527
Leidos Holdings, Inc. 1,046 156
LG Corp. Class H 3,393 227
LightPath Technologies, Inc. Class
A(Æ)
11,541 148
Lumentum Holdings, Inc.(Æ) 494 446
MakeMyTrip, Ltd.(Æ) 12,471 589
MediaTek, Inc. 6,000 510
Meta Platforms, Inc. Class A 3,479 2,129
Micron Technology, Inc. 1,505 778
Microsoft Corp. 15,107 6,160
Motorola Solutions, Inc. 546 240
MSCI, Inc. Class A 1,653 978
Mycronic AB 5,422 171
NCR Voyix Corp.(Æ) 85,839 591
NEXTDC, Ltd.(Æ) 19,338 201
Nice, Ltd.(Æ) 1,742 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nokia Oyj 59,640 749
Nordic Semiconductor ASA(Æ) 9,828 201
NVIDIA Corp. 30,685 6,124
NXP Semiconductors NV 1,088 319
Obic Co., Ltd. 5,300 140
ON Semiconductor Corp.(Æ) 2,229 225
Onto Innovation, Inc.(Æ) 4,359 1,286
Orange SA 10,611 222
Palantir Technologies, Inc. Class A(Æ) 3,224 449
PAX Global Technology, Ltd. 27,000 13
PayPal Holdings, Inc. 1,306 65
Pegasystems, Inc. 22,418 819
Planet Labs PBC(Æ) 3,313 122
QUALCOMM, Inc. 4,393 789
Red Violet, Inc.(Æ) 1,019 38
Renesas Electronics Corp. 17,200 357
ROBLOX Corp. Class A(Æ) 4,138 229
Roper Technologies, Inc. 427 152
Samsung Electronics Co., Ltd. 30,211 4,583
Seagate Technology Holdings PLC 412 278
Shopify, Inc. Class A(Æ) 193 23
Signify NV(Þ) 27,897 637
Silicon Motion Technology Corp.
- ADR
6,342 1,388
SiTime Corp.(Æ) 422 237
SK Hynix, Inc. 3,220 2,834
SoftBank Corp. 332,100 471
Sony Group Corp. 12,800 256
STMicroelectronics NV 5,174 285
SUSS MicroTec SE 8,430 760
Taiwan Semiconductor Manufacturing
Co., Ltd.
101,000 6,857
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
11,192 4,433
Take-Two Interactive Software, Inc.(Æ) 1,759 376
TE Connectivity PLC 930 197
Temenos AG 1,207 114
Teradata Corp.(Æ) 70,861 1,867
Teradyne, Inc. 1,022 351
TIS, Inc. 4,100 90
Tokyo Electron, Ltd. 1,300 386
Tower Semiconductor, Ltd.(Æ) 457 101
Trip.com Group, Ltd. - ADR(Æ) 5,811 315
Tyler Technologies, Inc.(Æ) 263 90
Uber Technologies, Inc.(Æ) 6,532 487
Ultra Clean Holdings, Inc.(Æ) 31,102 2,431
VeriSign, Inc. 587 158
Viavi Solutions, Inc. Class W(Æ) 3,692 193
Victory Giant Technology Huizhou Co.,
Ltd. Class A
3,100 151
Vodafone Group PLC 212,417 340
Wix.com, Ltd.(Æ) 960 72
Zhongji Innolight Co., Ltd. Class A 2,100 266
95,296
Utilities - 3.4%
Ameren Corp. 1,814 206
American Electric Power Co., Inc. 4,002 549
AT&T, Inc. 18,343 479
Axia Energia 7,507 94
Bharti Airtel, Ltd. 52,587 1,049
BKV Corp.(Æ) 68,741 2,167
Canadian Natural Resources, Ltd. 8,380 400

See accompanying notes which are an integral part of the financial statements.
686 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGN Power Co., Ltd. Class H(Þ) 144,000 64
Cheniere Energy, Inc. 937 258
China Gas Holdings, Ltd. 38,800 36
Chunghwa Telecom Co., Ltd. 127,000 547
CLP Holdings, Ltd. 7,500 72
CMS Energy Corp. 1,444 111
ConocoPhillips 2,092 263
Consolidated Edison, Inc. 2,480 277
Constellation Energy Corp. 366 115
Deutsche Telekom AG 19,593 634
Dominion Energy, Inc. 1,171 76
DT Midstream, Inc. 1,042 154
DTE Energy Co. 751 114
Duke Energy Corp. 3,384 438
Edison International 1,395 97
EDP SA 39,406 215
Elisa Oyj 2,575 125
Emera, Inc. 3,606 192
Empresa Nacional de
Telecomunicaciones SA
28,811 114
Enbridge, Inc. 6,830 379
Engie SA 8,571 283
ENN Energy Holdings, Ltd. 6,400 50
Evergy , Inc. 476 39
Eversource Energy 1,244 88
EVN AG 15,146 516
Exelon Corp. 5,533 254
Expand Energy Corp. 1,292 132
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 162
Fortis, Inc. 3,360 192
Gaztransport Et Technigaz SA 1,113 271
Hera SpA 28,956 137
Iberdrola SA 10,083 236
Inpex Corp. 12,800 334
KDDI Corp. 12,700 209
Keyera Corp. 4,845 187
Koninklijke KPN NV 36,782 197
Korea Electric Power Corp. 4,116 122
KT Corp. - ADR 9,709 208
LG Uplus Corp. 41,133 440
MTN Group, Ltd. 18,846 237
National Grid PLC 56,836 1,017
NextEra Energy, Inc. 3,282 321
NTT, Inc. 194,800 190
Orsted A/S Class A(Æ)(Þ) 4,932 132
PG&E Corp. 12,628 210
Power Assets Holdings, Ltd. 23,000 190
PRIO SA(Æ) 11,641 156
Public Service Enterprise Group, Inc. 2,050 167
Redeia Corp. SA 7,131 125
REN - Redes Energeticas Nacionais
SGPS SA
105,430 467
Rogers Communications, Inc. Class B 5,739 209
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 787 57
Sempra 4,946 471
Southern Co. (The) 1,654 160
TC Energy Corp. 3,833 257
Telefonica SA 35,204 160
Telstra Group, Ltd. 45,962 176
TELUS Corp. 10,641 133
T-Mobile US, Inc. 1,257 246
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UGI Corp. 1,618 58
United Utilities Group PLC 17,394 346
Veolia Environnement SA 17,332 733
Verizon Communications, Inc. 12,666 608
WEC Energy Group, Inc. 963 114
Xcel Energy, Inc. 4,254 353
20,575
Total Common Stocks
(cost $296,562) 396,800
Preferred Stocks - 0.4%
Consumer Discretionary - 0.1%
Porsche Automobil Holding SE
5.767% (Ÿ) 3,491 127
Volkswagen AG
7.549% (Ÿ) 2,411 244
371
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
3.298% (Ÿ) 1,392 101
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
7.708% (Ÿ) 15,875 157
Financial Services - 0.1%
Itau Unibanco Holding SA
8.606% (Ÿ) 26,095 228
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.459% (Ÿ) 706 75
Producer Durables - 0.2%
Danieli & C Officine Meccaniche SpA
1.897% (Ÿ) 12,676 714
KSB SE & Co. KGaA
2.336% (Ÿ) 518 580
Localiza Rent a Car SA
1.268% (Ÿ) 1,431 13
1,307
Utilities - 0.0%
Axia Energia
0.000% (Æ) 3,507 42
Total Preferred Stocks
(cost $1,906) 2,281
Short-Term Investments - 6.4%
U.S. Cash Management Fund(@) 38,219,624
(∞)
38,212
Total Short-Term Investments
(cost $38,211) 38,212
Total Investments - 97.0%
(identified cost $480,527) 582,691
Other Assets and Liabilities,
Net - 3.0%
18,323
Net Assets - 100.0%
601,014

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 687
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
15.3%
Abu Dhabi Government International Bond 12/30/25 200,000 95.65 191
189
Abu Dhabi Government International Bond 02/03/26 367,000 78.85 289
279
Aena SME SA 04/27/20 EUR 12,378 17.58 218
338
Ally Bank Auto Credit-Linked Notes 10/30/25 2,387,679 100.00 2,388
2,372
Amundi SA 09/03/25 EUR 778 72.85 57
75
Angolan Government International Bond 10/07/25 263,000 100.00 263
281
Bahrain Government International Bond 09/11/24 223,000 103.17 230
224
Bahrain Government International Bond 04/01/26 251,000 99.93 251
253
Bolivia Government International Bond 12/07/23 79,337 69.10 55
76
BRCK Trust 11/26/25 750,000 100.00 750
748
BX Commercial Mortgage Trust 10/27/25 2,262,501 100.03 2,263
2,253
BX Commercial Mortgage Trust 04/14/26 1,131,000 99.63 1,127
1,124
Carlyle Euro CLO DAC 10/30/25 EUR 3,000,000 115.64 3,469
3,526
CBB International Sukuk Programme Co. 02/03/26 316,000 95.17 301
294
CGN Power Co., Ltd. 09/30/22 HKD 144,000 0.21 31
64
China Government International Bond 11/05/25 213,000 99.85 213
213
China International Capital Corp., Ltd. 05/17/24 HKD 241,200 2.03 490
627
China Tower Corp., Ltd. 02/27/25 HKD 89,500 1.31 117
127
CIFC Funding, Ltd. 10/27/25 2,380,000 100.44 2,390
2,383
Coinbase Global, Inc. 02/06/26 1,348,000 99.64 1,343
1,343
COOPR Residential Mortgage Trust 10/31/25 1,800,000 100.00 1,800
1,773
Corp. Nacional del Cobre de Chile 01/08/25 400,000 100.65 403
428
Costa Rica Government International Bond 09/08/25 298,000 103.72 309
309
Cracker Barrel Old Country Store, Inc. 01/22/26 796,000 80.55 641
643
Cryoport , Inc. 11/05/25 1,312,000 97.08 1,274
1,272
CVC Cordatus Loan Fund XVIII DAC 10/29/25 EUR 2,000,000 116.00 2,320
2,343
Dominican Republic Government International Bond 02/10/26 933,000 99.31 926
910
Ecuador Government International Bond 01/28/25 88,428 63.35 56
82
Ecuador Government International Bond 01/26/26 331,000 100.00 331
338
EDO Sukuk, Ltd. 06/03/25 311,000 101.11 314
322
Egypt Government International Bond 06/28/24 616,000 80.27 494
561
Egypt Government International Bond 02/23/26 200,000 108.63 217
211
El Puerto de Liverpool SAB de CV 02/04/26 200,000 99.75 199
193
El Salvador Government International Bond 07/09/25 150,000 102.83 154
168
El Salvador Government International Bond 03/27/26 150,000 84.87 127
136
Elmwood CLO, Ltd. 11/04/25 3,000,000 100.00 3,000
3,003
Export-Import Bank of India 09/20/22 116,000 87.04 101
104
FIGRE Trust 11/21/25 1,339,833 100.00 1,340
1,335
Ghana Government International Bond 10/10/24 19,010 91.01 17
19
Ghana Government International Bond 11/20/24 214,375 92.71 199
210
GS Mortgage-Backed Securities Trust 10/27/25 1,150,000 100.00 1,150
1,182
Guatemala Government International Bond 03/19/26 200,000 105.24 210
214
Halyk Savings Bank of Kazakhstan JSC 03/14/22 4,340 15.07 65
149
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 220,000 99.64 219
223
Hercules Capital, Inc. 02/13/26 1,009,000 97.39 983
984
Hims + Hers Health 04/14/26 375,000 78.62 295
311
Hoist Finance AB 03/13/26 SEK 7,499 15.65 117
116
Hudson Yards Mortgage Trust 02/05/26 500,000 104.68 523
506
Hungary Government International Bond 07/19/23 204,000 100.90 206
210
Hungary Government International Bond 03/05/26 525,000 103.73 545
547
Industrial Subordinated Trust 01/08/26 200,000 99.80 200
203
Innovent Biologics, Inc. 11/08/24 HKD 64,000 6.64 425
741
InterGlobe Aviation, Ltd. 06/10/22 INR 8,723 26.45 231
401
Ivory Coast Government International Bond 03/25/25 200,000 97.66 195
212
Ivory Coast Government International Bond 02/18/26 226,000 96.74 219
209
Jordan Government International Bond 04/04/23 246,000 101.79 254
255
JPMorgan Mortgage Trust 11/21/25 1,041,900 100.00 1,042
1,059
JPMorgan Mortgage Trust 12/12/25 2,406,769 100.00 2,407
2,390
Kazakhstan Government International Bond 06/24/25 272,000 100.00 272
275
Kazakhstan Temir Zholy National Co. 04/22/26 310,000 99.04 307
303
Kenya Government International Bond 09/16/25 226,000 107.02 242
238
Khazanah Global Sukuk Berhad 12/17/25 200,000 101.31 203
201
Kinbane DAC 11/18/25 EUR 2,350,000 116.38 2,735
2,760
Kuaishou Technology 11/11/22 HKD 25,400 5.54 141
141

See accompanying notes which are an integral part of the financial statements.
688 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Kuwait International Government Bond 09/30/25 200,000 100.00 200
195
Lebanon Government International Bond 10/31/22 487,000 15.28 74
123
Lebanon Government International Bond 07/18/25 27,000 28.10 8
7
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Longfor Group Holdings, Ltd. 02/16/24 HKD 140,000 1.30 183
145
Madison Park Funding, Ltd. 11/06/25 3,000,000 100.00 3,000
3,004
Match Group Financeco , Inc. 11/24/25 1,692,000 90.38 1,529
1,539
Mazoon Assets Co. SAOC 08/12/25 250,000 101.21 253
253
Medacta Group SA 11/19/25 CHF 1,007 186.62 188
183
Medartis Holding AG 11/19/25 CHF 1,277 95.62 122
126
Meituan 01/28/26 HKD 5,500 12.48 69
59
MHP SE 03/10/17 9,200 9.34 86
93
Morocco Government International Bond 12/08/25 200,000 108.14 216
214
Muthoot Finance, Ltd. 03/31/26 200,000 96.36 193
198
NAC Kazatomprom JSC 10/15/19 1,403 13.29 19
124
Nexi SpA 07/21/25 EUR 26,863 6.06 163
128
Nigeria Government International Bond 09/10/25 251,000 107.55 270
283
Nigeria Government International Bond 11/05/25 200,000 100.00 200
219
OCP Euro CLO DAC 11/12/25 EUR 3,000,000 116.11 3,483
3,527
Oman Sovereign Sukuk Co. 10/09/25 200,000 100.00 200
197
Orsted A/S 10/03/25 DKK 4,932 18.17 90
132
OVS SpA 03/06/26 EUR 23,192 5.46 126
138
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 215,000 99.96 215
219
Paraguay Government International Bond 06/12/25 200,000 101.19 202
208
Paraguay Government International Bond 02/24/26 200,000 108.81 218
211
Pertamina Hulu Energi PT 05/14/25 303,000 100.00 303
306
Perusahaan Penerbit SBSN Indonesia III 07/16/25 376,000 100.00 376
375
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.63 199
195
Petroleos de Venezuela SA 01/21/25 322,000 37.44 121
122
Petroleos de Venezuela SA 03/05/26 269,300 33.78 91
102
Petroleos de Venezuela SA 04/29/26 39,876 38.30 15
16
Petroleos del Peru SA 09/20/22 216,000 65.90 142
152
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
278
Petronas Capital, Ltd. 09/10/25 200,000 103.21 206
204
Porch Group, Inc. 06/09/25 797,000 97.79 779
812
Preston Ridge Partners Mortgage Trust 11/18/25 1,563,000 96.32 1,505
1,484
Preston Ridge Partners Mortgage Trust 11/18/25 1,100,000 99.38 1,093
1,082
Preston Ridge Partners Mortgage Trust 11/25/25 2,894,000 95.53 2,765
2,759
Preston Ridge Partners Mortgage Trust 12/18/25 1,000,000 95.31 953
940
PRET LLC 11/19/25 1,500,000 100.00 1,500
1,482
Q2 Holdings, Inc. 02/12/26 1,028,000 99.68 1,025
1,024
RCKT Mortgage Trust 11/13/25 2,900,000 100.00 2,900
2,854
Repay Holdings 04/28/26 282,000 89.42 252
250
Rexford Industrial Realty, LP 01/05/26 1,433,000 99.91 1,432
1,431
Romanian Government International Bond 04/29/25 394,000 100.11 394
421
Romanian Government International Bond 02/25/26 356,000 99.94 356
335
Romanian Government International Bond 04/28/26 96,000 79.23 76
76
Saudi Government International Bond 11/13/25 461,000 101.81 469
463
Saudi Government International Bond 01/05/26 539,000 98.12 529
517
Saudi Government International Bond 01/05/26 316,000 99.66 315
311
SBI Life Insurance Co., Ltd. 01/24/25 INR 7,160 17.71 127
138
Senegal Government International Bond 02/27/25 200,000 80.59 161
112
Serbia Government International Bond 04/28/26 327,000 97.64 319
319
Signify NV 09/02/22 EUR 27,897 24.56 685
637
South Africa Government International Bond 12/16/25 747,000 98.24 734
712
Sri Lanka Government International Bond 12/20/24 101,353 70.71 72
95
Sri Lanka Government International Bond 12/20/24 44,658 71.25 32
42
Sri Lanka Government International Bond 12/20/24 233,688 72.62 170
180
Stannaway Park CLO DAC 10/30/25 EUR 4,000,000 110.68 4,427
4,686
TORY Commercial Mortgage Trust 01/09/26 753,000 100.00 753
744
Ueno Bank SA 03/03/26 200,000 98.79 198
197
Ukraine Government International Bond 08/30/24 32,665 47.30 15
17
Ukraine Government International Bond 10/10/24 356,000 59.95 213
181
Ukraine Government International Bond 01/13/26 181,000 78.86 143
139
Ukraine Government International Bond 01/28/26 154,000 78.17 120
118

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 689
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Uzbekistan Government International Bond 03/05/26 216,000 107.34 232
231
Vantage Data Centers Jersey Borrower Spv , Ltd. 11/20/25 GBP 800,000 130.70 1,046
1,064
VDCM Commercial Mortgage Trust 02/10/26 2,600,000 103.71 2,697
2,654
Venezuela Government International Bond 07/30/24 358,300 17.89 64
163
Venezuela Government International Bond 03/02/26 192,300 39.38 76
92
Workiva, Inc. 04/09/26 515,000 99.06 510
508
WuXi AppTec Co., Ltd. 12/19/24 HKD 24,300 7.50 182
425
WuXi Biologics (Cayman), Inc. 04/02/26 HKD 106,500 4.51 480
448
XPLR Infrastructure, LP 09/02/25 1,453,000 99.59 1,447
1,446
Yellow Cake PLC 07/08/19 GBP 12,903 2.64 34
107
Zalando SE 07/11/25 EUR 33,891 31.30 1,061
836
Zambia Government International Bond 06/28/24 55,151 89.36 49
54
Zambia Government International Bond 07/10/25 47,373 93.08 44
47
Ziff Davis, Inc. 08/28/25 784,000 97.30 763
775
Zscaler, Inc. 04/09/26 594,000 91.32 542 540
92,202
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 112 USD 8,056 06/26
53
British Pound Currency Futures 66 USD 5,610 06/26
161
CAC40 Euro Index Futures 8 EUR 644 05/26
(17)
Commonwealth 10 Year Treasury Bond Futures 115 AUD 12,312 06/26
(128)
DAX Index Futures 3 EUR 1,829 06/26
56
Euro Currency Futures 20 USD 2,940 06/26
26
FTSE 100 Index Futures 26 GBP 2,698 06/26
(10)
FTSE/MIB Index Futures 3 EUR 715 06/26
75
Hang Seng Index Futures 3 HKD 3,844 05/26
(4)
IBEX 35 Index Futures 3 EUR 534 05/26
(12)
Japanese Yen Currency Futures 43 USD 3,448 06/26
31
Long Gilt Futures 77 GBP 6,667 06/26
(555)
MSCI Emerging Markets Index Futures 146 USD 11,930 06/26
1,080
New Zealand Dollar Currency Futures 51 USD 3,017 06/26
90
Norwegian Krone Currency Futures 12 USD 2,588 06/26
98
OMXS30 Index Futures 9 SEK 2,752 05/26
(6)
S&P 500 E-Mini Index Futures 239 USD 86,563 06/26
5,673
S&P/TSX 60 Index Futures 14 CAD 5,556 06/26
191
SPI 200 Index Futures 23 AUD 4,984 06/26
25
TOPIX Index Futures 19 JPY 711,360 06/26
256
United States 2 Year Treasury Note Futures 165 USD 34,176 06/26
(307)
United States 5 Year Treasury Note Futures 867 USD 93,494 06/26
(1,553)
United States 10 Year Treasury Note Futures 312 USD 34,505 06/26
(432)
United States 10 Year Ultra Treasury Note Futures 39 USD 4,402 06/26
(36)
United States Treasury Ultra Bond Futures 92 USD 10,583 06/26 (497)
Short Positions
British Pound Currency Futures 86 USD 7,310 06/26
(106)
Euro Currency Futures 134 USD 19,698 06/26
(177)
EURO STOXX 50 Index Futures 387 EUR 22,601 06/26
(706)
Euro-Bund Futures 90 EUR 11,282 06/26
241
FTSE 100 Index Futures 62 GBP 6,434 06/26
31
Hang Seng Index Futures 138 HKD 176,806 05/26
203
Japanese 10 Year Government Bond Futures 20 JPY 2,585,200 06/26
321
Japanese Yen Currency Futures 32 USD 2,566 06/26
(23)

See accompanying notes which are an integral part of the financial statements.
690 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
MSCI Emerging Markets Index Futures 361 USD 29,498 06/26
(2,665)
Russell 2000 E-Mini Index Futures 431 USD 60,508 06/26
(6,703)
S&P/TSX 60 Index Futures 20 CAD 7,937 06/26
(264)
Swedish Krona Currency Futures 39 USD 8,473 06/26
39
Swiss Franc Currency Futures 53 USD 8,519 06/26
70
United States 2 Year Treasury Note Futures 45 USD 9,321 06/26
81
United States 5 Year Treasury Note Futures 126 USD 13,588 06/26 214
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,186)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 80 USD 93 05/13/26 —
Bank of America EUR 14,583 USD 17,134 05/13/26 13
Bank of Montreal HKD 25,448 USD 3,266 06/17/26 11
Citigroup HKD 25,448 USD 3,265 06/17/26 11
HSBC GBP 820 USD 1,090 06/18/26 (25)
JPMorgan Chase USD 22 GBP 17 06/18/26 —
State Street CAD — USD — 05/01/26 —
State Street CHF — USD — 05/04/26 —
State Street CHF — USD — 05/04/26 —
State Street GBP 1 USD 1 05/01/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 10
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 26,500 (1.000%)
(2)
06/20/31 1,159 (455) 704
Total Open Credit Indices - Purchase Protection Contracts 1,159 (455) 704
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 27,000 5.000%
(2)
06/20/31 1,059 1,024 2,083
Total Open Credit Indices - Sell Protection Contracts 1,059 1,024 2,083
Total Open Credit Default Swap Contracts (å) 2,218 569 2,787

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 691
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 12,965 $ —
$ —
$ 12,965
Corporate Bonds and Notes — 61,720 —
—
61,720
International Debt — 37,031 —
—
37,031
Mortgage-Backed Securities — 15,776 —
—
15,776
Non-US Bonds — 17,906 —
—
17,906
Common Stocks
Consumer Discretionary 20,628 24,650 —
—
45,278
Consumer Staples 8,626 5,829 —
—
14,455
Energy 10,257 6,715 —
—
16,972
Financial Services 51,840 37,531 —
—
89,371
Health Care 23,329 8,342 —
—
31,671
Materials and Processing 16,422 15,761 —
—
32,183
Producer Durables 28,090 22,909 —
—
50,999
Technology 64,631 30,665 —
—
95,296
Utilities 11,209 9,366 —
—
20,575
Preferred Stocks 440 1,841 — — 2,281
Short-Term Investments — — — 38,212 38,212
Total Investments 235,472 309,007 — 38,212 582,691
Other Financial Instruments
Assets
Futures Contracts 9,015 — — — 9,015
Foreign Currency Exchange Contracts — 35 — — 35
Credit Default Swap Contracts — 2,787 — — 2,787
Liabilities
Futures Contracts (14,201) — — — (14,201)
Foreign Currency Exchange Contracts — (25) — — (25)
Total Other Financial Instruments
*
$ (5,186) $ 2,797 $ — $ — $ (2,389)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
281 0.1
Argentina ............................................................................................
1,206 0.2
Australia .............................................................................................
4,136 0.7

See accompanying notes which are an integral part of the financial statements.
692 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Austria ................................................................................................
545 0.1
Bahrain ...............................................................................................
771 0.1
Belgium ..............................................................................................
2,159 0.4
Bermuda .............................................................................................
607 0.1
Bolivia, Plurinational State of ............................................................
76 —**
Brazil ..................................................................................................
6,287 1. 0
Canada ................................................................................................
11,292 1.9
Cayman Islands ..................................................................................
8,389 1.4
Chile ...................................................................................................
1,238 0.2
China ..................................................................................................
20,513 3.4
Colombia ............................................................................................
668 0.1
Congo, the Democratic Republic of the .............................................
113 —**
Costa Rica ..........................................................................................
309 0.1
Czech Republic ..................................................................................
124 —**
Denmark .............................................................................................
2,370 0.4
Dominican Republic ..........................................................................
910 0.2
Ecuador ..............................................................................................
419 0.1
Egypt ..................................................................................................
773 0.1
El Salvador .........................................................................................
304 0.1
Finland ...............................................................................................
1,844 0.3
France .................................................................................................
10,736 1.8
Germany .............................................................................................
14,398 2.4
Ghana .................................................................................................
272 —**
Greece ................................................................................................
2,190 0.4
Guatemala ..........................................................................................
417 0.1
Hong Kong .........................................................................................
4,929 0.8
Hungary ..............................................................................................
756 0.1
India ...................................................................................................
6,865 1.1
Indonesia ............................................................................................
2,280 0.4
Ireland ................................................................................................
17,679 2.9
Israel ...................................................................................................
2,142 0.4
Italy ....................................................................................................
4,207 0.7
Ivory Coast .........................................................................................
421 0.1
Japan ..................................................................................................
15,271 2.5
Jersey ..................................................................................................
1,064 0.2
Jordan .................................................................................................
255 —**
Kazakhstan .........................................................................................
851 0.1
Kenya .................................................................................................
238 —**
Kuwait ................................................................................................
195 —**
Lebanon ..............................................................................................
130 —**
Macao .................................................................................................
42 —**
Malaysia .............................................................................................
796 0.1
Mexico ...............................................................................................
3,435 0.6
Monaco ..............................................................................................
987 0.2
Morocco .............................................................................................
214 —**
Myanmar ............................................................................................
28 —**
Netherlands ........................................................................................
5,404 0.9
New Zealand ......................................................................................
189 —**
Nigeria ................................................................................................
682 0.1

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 693
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Norway ...............................................................................................
2,292 0.4
Oman ..................................................................................................
772 0.1
Pakistan ..............................................................................................
220 —**
Panama ...............................................................................................
749 0.1
Paraguay .............................................................................................
616 0.1
Peru ....................................................................................................
1,048 0.2
Philippines ..........................................................................................
1,447 0.2
Poland ................................................................................................
903 0. 2
Portugal ..............................................................................................
887 0.2
Puerto Rico .........................................................................................
1,036 0.2
Romania .............................................................................................
833 0.1
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
1,368 0.2
Senegal ...............................................................................................
112 —**
Serbia .................................................................................................
319 0.1
Singapore ...........................................................................................
3,607 0.6
South Africa .......................................................................................
4,016 0.7
South Korea .......................................................................................
13,399 2.2
Spain ..................................................................................................
2,932 0.5
Sri Lanka ............................................................................................
318 0.1
Sweden ...............................................................................................
3,691 0.6
Switzerland ........................................................................................
6,155 1.0
Taiwan ................................................................................................
17,747 3.0
Thailand .............................................................................................
2,445 0.4
Turkey ................................................................................................
1,566 0.3
Ukraine ...............................................................................................
588 0.1
United Arab Emirates .........................................................................
468 0.1
United Kingdom .................................................................................
15,416 2.6
United States ......................................................................................
333,542 55.5
Uruguay ..............................................................................................
578 0.1
Uzbekistan ..........................................................................................
231 —**
Venezuela, Bolivarian Republic of ....................................................
496 0.1
Zambia ...............................................................................................
487 0.1
Total Investments ............................................................................... 582,691 97.0
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
694 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Fair Value of Derivative Instruments — April 30, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 35 $ —
Variation margin on futures contracts* 7,590 — 5 68 8 57
Credit default swap contracts, at fair value — 2,787 — —
Total
$ 7,590 $ 2,787 $ 603 $ 8 57
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 10,387 $ — $ 306 $ 3,508
Unrealized depreciation on foreign currency exchange contracts — — 25 —
Total
$ 10,387 $ — $ 331 $ 3,508
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (5,558) $ — $ 349 $ 439
Credit default swap contracts — (273) — —
Foreign currency exchange contracts — — 461 —
Total
$ (5,558) $ (273) $ 810 $ 439
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
0 0 0 0
Futures contracts $ (2,370) $ — $ 223 $ (3,363)
Credit default swap contracts — 692 — —
Foreign currency exchange contracts — — (665) —
Total
$ (2,370) $ 692 $ (442) $ (3,363)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 695
Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2026 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 35 $ — $ 35
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,787 — 2,787
Total Financial and Derivative Assets
2,822 — 2,822
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,822 $ — $ 2,822
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,799 $ — $ 992 $ 1,807
Bank of Montreal
11 — — 11
Citigroup
11 — — 11
JPMorgan Chase
1 — — 1
Total
$ 2,822 $ — $ 992 $ 1,830

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
696 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2026 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25 $ — $ 25
Total Financial and Derivative Liabilities
25 — 25
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 25 $ — $ 25
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
HSBC $ 25 $ — $ — $ 25
Total
$ 25 $ — $ — $ 25
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 697
Statement of Assets and Liabilities — April 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 480,527
Investments, at fair value(>) ........................................................................................................................................................
582,691
Foreign currency holdings(^) ....................................................................................................................................................... 1,434
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 35
Receivables:
Dividends and interest ...................................................................................................................................................... 1,658

From broker(a) ................................................................................................................................................................. 31,965
Variation margin on futures contracts .............................................................................................................................. 780
Prepaid expenses .......................................................................................................................................................................... 3
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,787
Total assets ...............................................................................................................................................................
622,323
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 8
Due to broker(b)(c)(d) ...................................................................................................................................................... 12,772
Investments purchased ..................................................................................................................................................... 1,636
Fund shares redeemed ...................................................................................................................................................... 218
Accrued fees to affiliates .................................................................................................................................................. 360
Other accrued expenses .................................................................................................................................................... 117
Variation margin on futures contracts .............................................................................................................................. 5,955
Deferred capital gains tax liability ................................................................................................................................... 218
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 25
Total liabilities ...........................................................................................................................................................
21,309
Net Assets ...............................................................................................................................................................
$ 601,014

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
698 Multi-Asset Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2026 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 110,920
Shares of beneficial interest .........................................................................................................................................................
481
Additional paid-in capital ............................................................................................................................................................
489,613
Net Assets ...............................................................................................................................................................
$ 601,014
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 38,212
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,436
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 31,965
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ 2,218
(b)     Due to Broker for Options .................................................................................................................................................. $ 11,173
(c)     Due to Broker for Futures ................................................................................................................................................... $ 607
(d)     Due to Broker for Swaps .................................................................................................................................................... $ 992
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.20
Class A — Net assets ........................................................................................................................................................... $ 4,267,973
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 342,987
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.18
Class C — Net assets ........................................................................................................................................................... $ 578,237
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 47,460
Net asset value per share: Class M (#) ......................................................................................................................................... $ 12.50
Class M — Net assets .......................................................................................................................................................... $ 127,620,903
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,208,836
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.48
Class S — Net assets ............................................................................................................................................................ $ 377,233,875
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 30,238,673
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 12.52
Class Y — Net assets ........................................................................................................................................................... $ 91,313,051
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,293,736
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 699
Statement of Operations — For the Period Ended April 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 3,982
Dividends ......................................................................................................................................................................... 3,797
Dividend distributions from affiliated funds .................................................................................................................... 695
Total investment income .............................................................................................................................................................
8,474
Expenses
Advisory fees ................................................................................................................................................................... 2,093
Administrative fees .......................................................................................................................................................... 137
Custodian fees .................................................................................................................................................................. 120
Distribution fees - Class A ............................................................................................................................................... 5
Distribution fees - Class C ............................................................................................................................................... 2
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 123
Transfer agent fees - Class S ............................................................................................................................................ 364
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 78
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 33
Miscellaneous .................................................................................................................................................................. 51
Expenses before reductions .............................................................................................................................................. 3,081
Expense reductions .......................................................................................................................................................... (585)
Net expenses ................................................................................................................................................................................
2,496
Net investment income (loss) .......................................................................................................................................................
5,978
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $31) ................................................................................................... 28,487
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (4,770)
Foreign currency exchange contracts ............................................................................................................................... 461
Credit default swap contracts ........................................................................................................................................... (273)
Foreign currency-related transactions .............................................................................................................................. (169)
Net realized gain (loss) ................................................................................................................................................................
23,739
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $216) ......................................................... 17,186
Futures contracts .............................................................................................................................................................. (5,510)
Foreign currency exchange contracts ............................................................................................................................... (665)
Credit default swap contracts ........................................................................................................................................... 692
Foreign currency-related transactions .............................................................................................................................. 216
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,919
Net realized and unrealized gain (loss) ........................................................................................................................................ 35,658
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 41,636

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
700 Multi-Asset Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2026
(Unaudited)
Fiscal Year Ended
October 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 5,978 $ 14,412
Net realized gain (loss) ................................................................................................................ 23,739 27,248
Net change in unrealized appreciation (depreciation) ................................................................. 11,919 37,058
Net increase (decrease) in net assets from operations ....................................................................... 41,636 78,718
Distributions
To shareholders
Class A ..................................................................................................................................... (106) (102)
Class C ..................................................................................................................................... (16) (14)
Class M .................................................................................................................................... (3,689) (4,325)
Class S ...................................................................................................................................... (10,637) (13,310)
Class Y ..................................................................................................................................... (2,709) (3,477)
Net decrease in net assets from distributions ..................................................................................... (17,157) (21,228)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (10,888) (59,955)
Total Net Increase (Decrease) in Net Assets ...................................................................
13,591 (2,465)
Net Assets
Beginning of period ........................................................................................................................... 587,423 589,888
End of period ......................................................................................................................................
$ 601,014 $ 587,423

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 701
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2026 and October 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 137 $ 1,658 76 $ 843
Proceeds from reinvestment of distributions 9 106 9 102
Payments for shares redeemed (103) (1,256) (32) (354)
Net increase (decrease)
43 508 53 591
Class C
Proceeds from shares sold 4 53 23 250
Proceeds from reinvestment of distributions 1 16 1 14
Payments for shares redeemed (14) (169) (14) (157)
Net increase (decrease)
(9) (100) 10 107
Class M
Proceeds from shares sold 782 9,437 1,815 20,086
Proceeds from reinvestment of distributions 314 3,689 394 4,325
Payments for shares redeemed (1,173) (14,132) (3,290) (36,390)
Net increase (decrease)
(77) (1,006) (1,081) (11,979)
Class S
Proceeds from shares sold 1,382 16,640 3,847 42,621
Proceeds from reinvestment of distributions 906 10,605 1,214 13,264
Payments for shares redeemed (2,843) (34,229) (8,499) (94,153)
Net increase (decrease)
(555) (6,984) (3,438) (38,268)
Class Y
Proceeds from shares sold 51 609 181 2,028
Proceeds from reinvestment of distributions 231 2,709 317 3,477
Payments for shares redeemed (551) (6,624) (1,433) (15,911)
Net increase (decrease)
(269) (3,306) (935) (10,406)
Total increase (decrease)
(867) $ (10,888) (5,391) $ (59,955)

See accompanying notes which are an integral part of the financial statements.
702 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21 (ɸ)
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.95 10.81 9.11 8.66 11.32 9.54
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .24 .29 .27 (—)
(Ɵ)
—
(Ɵ)
$ Net Realized and Unrealized Gain (Loss) .72 1.28 1.71 .42 (2.01) 1.81
$ Total from Investment Operations .83 1.52 2.00 .69 (2.01) 1.81
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.38) (.30) (.24) (.11) (.03)
$ Distributions from Net Realized Gain (.18) — — — (.54) —
$ Total Distributions (.34) (.38) (.30) (.24) (.65) (.03)
$ Net Asset Value, End of Period 12.44 11.95 10.81 9.11 8.66 11.32
% Total Return
(±)(ǿ)
7.13 14.42 22.09 7.89 (18.73) 19.03
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 4,268 3,585 2,668 1,812 1,474 1,980
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.34 1.33 1.35 1.47 1.48 1.44
% Expenses, Net
(Ƃ)(ɯ)
1.16 1.15 1.15 1.18 1.16 1.20
% Net Investment Income
(Ƃ)(ɯ)
1.78 2.20 2.82 2.91 (.01) .03
% Portfolio Turnover Rate
(ǿ)
47 101 92 73 157 207
Class C
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21 (ɸ)
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.71 10.60 8.94 8.51 11.16 9.46
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .16 .21 .20 (.07) (.07)
$ Net Realized and Unrealized Gain (Loss) .70 1.25 1.67 .40 (1.97) 1.78
$ Total from Investment Operations .76 1.41 1.88 .60 (2.04) 1.71
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.30) (.22) (.17) (.07) (.01)
$ Distributions from Net Realized Gain (.18) — — — (.54) —
$ Total Distributions (.29) (.30) (.22) (.17) (.61) (.01)
$ Net Asset Value, End of Period 12.18 11.71 10.60 8.94 8.51 11.16
% Total Return
(ǿ)
6.79 13.59 21.13 6.98 (19.22) 18.11
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 578 656 495 432 477 271
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
2.09 2.08 2.10 2.22 2.23 2.19
% Expenses, Net
(Ƃ)(ɯ)
1.91 1.90 1.90 1.93 1.91 1.95
% Net Investment Income
(Ƃ)(ɯ)
1.00 1.43 2.07 2.18 (.70) (.69)
% Portfolio Turnover Rate
(ǿ)
47 101 92 73 157 207

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 703
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21 (ɸ)
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.00 10.86 9.14 8.69 11.34 9.55
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .28 .33 .30 .03 .05
$ Net Realized and Unrealized Gain (Loss) .73 1.28 1.72 .42 (2.00) 1.79
$ Total from Investment Operations .86 1.56 2.05 .72 (1.97) 1.84
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.18) (.42) (.33) (.27) (.14) (.05)
$ Distributions from Net Realized Gain (.18) — — — (.54) —
$ Total Distributions (.36) (.42) (.33) (.27) (.68) (.05)
$ Net Asset Value, End of Period 12.50 12.00 10.86 9.14 8.69 11.34
% Total Return
(ǿ)
7.37 14.73 22.63 8.23 (18.38) 19.24
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 127,621 123,443 123,393 103,326 126,529 164,993
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.09 1.08 1.11 1.22 1.23 1.19
% Expenses, Net
(Ƃ)(ɯ)
.81 .80 .80 .83 .81 .85
% Net Investment Income
(Ƃ)(ɯ)
2.11 2.56 3.15 3.22 .34 .48
% Portfolio Turnover Rate
(ǿ)
47 101 92 73 157 207
Class S
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21 (ɸ)
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 11.98 10.84 9.13 8.68 11.33 9.54
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.12 .27 .32 .30 .02 .04
$ Net Realized and Unrealized Gain (Loss) .73 1.27 1.71 .41 (2.00) 1.79
$ Total from Investment Operations .85 1.54 2.03 .71 (1.98) 1.83
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.17) (.40) (.32) (.26) (.13) (.04)
$ Distributions from Net Realized Gain (.18) — — — (.54) —
$ Total Distributions (.35) (.40) (.32) (.26) (.67) (.04)
$ Net Asset Value, End of Period 12.48 11.98 10.84 9.13 8.68 11.33
% Total Return
(ǿ)
7.33 14.65 22.43 8.13 (18.46) 19.22
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 377,234 368,838 370,942 363,486 468,226 656,179
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.09 1.08 1.11 1.23 1.23 1.20
% Expenses, Net
(Ƃ)(ɯ)
.91 .90 .90 .93 .91 .95
% Net Investment Income
(Ƃ)(ɯ)
2.01 2.46 3.04 3.15 .25 .37
% Portfolio Turnover Rate
(ǿ)
47 101 92 73 157 207

See accompanying notes which are an integral part of the financial statements.
704 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
04/30/26
(ƣ)
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21 (ɸ)
Per-Share Data – – – – – –
$ Net Asset Value, Beginning of Period 12.02 10.87 9.16 8.71 11.36 9.55
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.13 .29 .34 .32 .04 .04
$ Net Realized and Unrealized Gain (Loss) .73 1.29 1.71 .41 (2.01) 1.82
$ Total from Investment Operations .86 1.58 2.05 .73 (1.97) 1.86
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.18) (.43) (.34) (.28) (.14) (.05)
$ Distributions from Net Realized Gain (.18) — — — (.54) —
$ Total Distributions (.36) (.43) (.34) (.28) (.68) (.05)
$ Net Asset Value, End of Period 12.52 12.02 10.87 9.16 8.71 11.36
% Total Return
(ǿ)
7.41 14.93 22.58 8.32 (18.28) 19.48
– – – – – –
Ratios/Supplemental Data – – – – – –
$ Net Assets, End of Period (000) 91,313 90,901 92,390 86,677 112,849 154,330
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.89 .88 .91 1.03 1.03 .99
% Expenses, Net
(Ƃ)(ɯ)
.71 .70 .70 .73 .71 .75
% Net Investment Income
(Ƃ)(ɯ)
2.20 2.65 3.25 3.38 .44 .39
% Portfolio Turnover Rate
(ǿ)
47 101 92 73 157 207

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 705
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2026 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 6 with an underlying f und which is , or was , an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 261,320
Administrative fees 22,696
Distribution fees 1,236
Shareholder servicing fees 118
Transfer agent fees 72,160
Trustees' fees 2,007
$ 359,537
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 82,709 $ 211,222 $ 255,722 $ 3 $ — $ 38,212 $ 695 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 497,322,589 $ 110,522,993 $ (27,669,670) $ 82,853,323

Russell Investment Company
Notes to Schedules of Investments — April 30, 2026 (Unaudited)
706 Notes to Schedules of Investments
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2026 (Unaudited)
Notes to Schedules of Investments 707
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
OBFR - Overnight Bank Funding Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2026 (Unaudited)
708 Notes to Financial Highlights
(ƣ) For the period ended April 30, 2026 (Unaudited).
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ǿ) The ratios or returns for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ɵ) Less than $.01 per share.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. The returns presented herein may differ from the performance reported in the Shareholder Report as the returns herein are calculated in accordance with U.S.
Generally Accepted Accounting Principles (“U.S. GAAP”), while the performance in the Shareholder Report is calculated manner consistent with standardized performance in accordance with Securities and Exchange Commission rules.
(∆) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2026 1.12% 1.87% 0.83% 0.67%
October 31, 2025 1.12% 1.87% 0.83% 0.67%
October 31, 2024 1.12% 1.87% 0.83% 0.67%
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
April 30, 2026 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2025 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2024 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2026 1.28% 2.03% 0.89% 0.86% 0.99% 0.83%
October 31, 2025 1.29% 2.04% 0.90% 0.87% 1.00% 0.83%
October 31, 2024 1.26% 2.01% 0.87% 0.85% 0.97% 0.82%
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
(∂) Distributions in excess of accumulated earnings and profits, but not in excess of current earning and profits computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — April 30, 2026 (Unaudited)
Notes to Financial Statements 709
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with twenty-nine different investment portfolios referred to as funds. These financial statements report on twenty-four of these funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master
Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2026.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic
280) – Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’ Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Fund’s Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense
Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated Russell

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
710 Notes to Financial Statements
Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule
2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 711
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
712 Notes to Financial Statements
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed International
Equity, Tax-Managed Real Assets, Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond, Short
Duration Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities and Multi-Asset Strategy Funds had no
transfers into or out of Level 3 for the period ended April 30, 2026.
The Emerging Markets Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were $11,196.
The Tax-Managed U.S. Mid & Small Cap Fund had transfers out of Level 1 into Level 3 representing financials instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were $1,027,557.
The Tax-Exempt High Yield Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were $259,619.
The Tax-Exempt High Yield Bond Fund had transfers out of Level 2 into Level 3 representing financials instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were $1,484,000.
The Multi-Strategy Income Fund had transfers out of Level 2 into Level 1 representing financial instruments for which quoted prices in an active market became observable. The amounts transferred were $96,750.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization
(“EBITDA”) multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 713
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other
Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
714 Notes to Financial Statements
the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2026, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2022 through October 31,
2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. The Funds distribute substantially all of their net investment income and net capital gains to shareholders each year. The amount and frequency of income distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP may primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, amortization of premium for certain debt instruments, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the
Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular
Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond Funds
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Equity,
U.S. Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income and Multi-Asset Strategy
Funds
Annually Mid-December U.S. Small Cap Equity, Multifactor International Equity,
International Developed Markets, Global Equity, Emerging
Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S.
Mid & Small Cap, Tax-Managed International Equity and Tax-
Managed Real Assets Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 715
applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2026. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
716 Notes to Financial Statements
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2026, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2026, the following Funds entered into FX contracts primarily for the strategies listed below:
Funds Strategies
Equity Income Fund
Sustainable Equity Fund
U.S. Strategic Equity Fund
Trade settlement
Trade settlement
Trade settlement
U.S. Small Cap Equity Fund Trade settlement
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed U.S. Large Cap Fund Trade settlement
Tax-Managed U.S. Mid & Small Cap Fund Trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 717
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2026, the Funds did not enter into any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2026, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Strategy Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
718 Notes to Financial Statements
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 719
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
720 Notes to Financial Statements
status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2026, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2026, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
Funds Strategies
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 721
For the period ended April 30, 2026, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2026, the Global Equity Fund entered into total return swaps primarily for return enhancement.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended April 30, 2026, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
722 Notes to Financial Statements
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the U.S. Strategic Equity Fund and U.S. Small Cap
Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 723
purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.
As of April 30, 2026, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
As of April 30, 2026, the Funds held collateral for short sales as follows:
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers.
Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Funds Amount
U.S. Strategic Equity Fund
$ 138,863,547
U.S. Small Cap Equity Fund
31,103,773
Funds Amount
U.S. Strategic Equity Fund
$ 203,207,904
U.S. Small Cap Equity Fund
42,858,072

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
724 Notes to Financial Statements
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 725
instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
726 Notes to Financial Statements
home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the
Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 727
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a
Fund. This could cause a Fund to underperform other types of investments.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended April 30, 2026, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, derivatives and repurchase agreements) were as follows:
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 28,399,965 $ 43,665,616
Equity Income Fund 42,555,052 68,824,418
Sustainable Equity Fund 252,175,988 163,074,954
U.S. Strategic Equity Fund 692,585,880 1,197,834,145
U.S. Small Cap Equity Fund 601,767,737 411,870,770
Multifactor International Equity Fund 32,486,815 68,159,032
International Developed Markets Fund 513,387,535 347,558,297
Global Equity Fund 2,135,533,424 672,578,873
Emerging Markets Fund 573,982,031 401,356,087
Tax-Managed U.S. Large Cap Fund 1,894,255,431 1,621,548,220
Tax-Managed U.S. Mid & Small Cap Fund 612,975,911 568,692,960
Tax-Managed International Equity Fund 974,478,836 928,504,045
Tax-Managed Real Assets Fund 378,500,876 345,788,984
Opportunistic Credit Fund 1,287,037,382 220,652,347
Long Duration Bond Fund 40,365,209 11,514,460
Strategic Bond Fund 607,482,800 513,870,174
Investment Grade Bond Fund 202,907,977 168,393,493
Short Duration Bond Fund 232,118,738 221,972,852
Tax-Exempt High Yield Bond Fund 857,795,764 601,073,250
Tax-Exempt Bond Fund 2,496,823,003 2,016,400,827
Global Infrastructure Fund 354,232,398 170,292,991
Global Real Estate Securities Fund 135,938,552 131,871,588
Multi-Strategy Income Fund 128,139,092 136,851,118
Multi-Asset Strategy Fund 243,739,142 242,652,059

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
728 Notes to Financial Statements
During the period ended April 30, 2026, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, derivatives and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S.
Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
Long Duration Bond Fund 139,607,450 82,622,125
Strategic Bond Fund 180,113,597 92,589,493
Investment Grade Bond Fund 174,486,421 204,960,032
Short Duration Bond Fund 121,597,958 135,296,480
Funds Asset Level Fee
Multifactor U.S. Equity Fund All assets .30%
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
U.S. Small Cap Equity Fund All assets .70%
Multifactor International Equity Fund All assets .45%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .73%
Next $2 billion .69%
Next $3 billion .66%
In excess of $6 billion .64%
Emerging Markets Fund First $1 billion .93%
Next $2 billion .89%
Next $3 billion .86%
In excess of $6 billion .84%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 729
Funds Asset Level Fee
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
Long Duration Bond Fund All assets .15%
Strategic Bond Fund First $1 billion .40%
Next $2 billion .36%
Next $3 billion .33%
In excess of $6 billion .31%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .35%
Next $2 billion .31%
Next $3 billion .28%
In excess of $6 billion .26%
Tax-Exempt High Yield Bond Fund All assets .47%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .53%
Next $2 billion .49%
Next $3 billion .46%
In excess of $6 billion .44%
Multi-Asset Strategy Fund First $1 billion .72%
Next $2 billion .68%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
730 Notes to Financial Statements
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the respective totals for advisory and administrative fees for the period ended April 30, 2026.
Funds Asset Level Fee
Next $3 billion .65%
In excess of $6 billion .63%
Funds Fee*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Strategy Fund .05
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 411,158 $ 64,595
Equity Income Fund
404,293 34,644
Sustainable Equity Fund
531,578 45, 525
U.S. Strategic Equity Fund
8,038,221 684,715
U.S. Small Cap Equity Fund
2,726,011 183,415
Multifactor International Equity Fund
437,949 45,869
International Developed Markets Fund
4,287,588 288,570
Global Equity Fund
10,729,134 721,871
Emerging Markets Fund
5,005,849 254,943
Tax-Managed U.S. Large Cap Fund
34,996,987 2,633,027
Tax-Managed U.S. Mid & Small Cap Fund
9,033,533 442,895
Tax-Managed International Equity Fund
21,545,041 1,262,642
Tax-Managed Real Assets Fund
5,493,561 308,018

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 731
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended April 30, 2026. With respect to such waivers, direct
Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Income Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended April 30, 2026 was $74,794. There were no reimbursements for the period ended April 30, 2026.
For the Sustainable Equity Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.70% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended April 30, 2026 was $76,368. There were no reimbursements for the period ended April 30, 2026.
For the U.S. Strategic Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.47%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.47%. The total amount of the waiver for the period ended April 30, 2026 was $1,210,612.
For the Multifactor International Equity Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended April 30, 2026 was $27,861. There were no reimbursements for the period ended April 30, 2026.
Funds Advisory Administrative
Opportunistic Credit Fund
2,284,056 185,410
Long Duration Bond Fund
374,159 117,544
Strategic Bond Fund
3,800,784 471,544
Investment Grade Bond Fund
1,258,423 237,237
Short Duration Bond Fund
727,081 97,895
Tax-Exempt High Yield Bond Fund
5,631,708 564,684
Tax-Exempt Bond Fund
9,475,654 1,488,499
Global Infrastructure Fund
2,093,702 115,982
Global Real Estate Securities Fund
1,572,722 92,641
Multi-Strategy Income Fund
773,370 68,769
Multi-Asset Strategy Fund
2,092,856 136,988

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
732 Notes to Financial Statements
For the International Developed Markets Fund, RIM contractually agreed, until February 28, 2026, to waive 0.02% of its advisory fee. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive 0.02% of its advisory fee. The total amount of the waiver for the period ended April 30, 2026 was $122,503.
For the Global Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.68%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.68%. The total amount of the waiver for the period ended April 30, 2026 was $305,129.
For the Emerging Markets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.83%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.83%. The total amount of the waiver for the period ended April 30, 2026 was $513,065.
For the Tax-Managed U.S. Large Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.65%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.65%. There were no waived amounts for the period ended April 30, 2026.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28,
2026, that resulted in an effective advisory fee not to exceed 0.96%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.96%. The total amount of the waiver for the period ended April 30, 2026 was $10,720.
For the Tax-Managed International Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.74%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.74%. The total amount of the waiver for the period ended April 30, 2026 was $1,716,472.
For the Tax-Managed Real Assets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.76%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.76%. The total amount of the waiver for the period ended April 30, 2026 was $525,221.
For the Opportunistic Credit Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.476%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.456%. The total amount of the waiver for the period ended April 30, 2026 was $441,767.
For the Long Duration Bond Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the Fund on an annual basis. There were no waived amounts for the period ended
April 30, 2026. There were no reimbursements for the period ended April 30, 2026.
For the Strategic Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.32%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.32%. The total amount of the waiver for the period ended April 30, 2026 was $598,626.
For the Investment Grade Bond Fund, RIM contractually agreed, until February 28, 2026, to waive 0.01% of its advisory fee.
Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive 0.01% of its advisory fee. The total amount of the waiver for the period ended April 30, 2026 was $50,337.
For the Short Duration Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.292%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.292%. The total amount of the waiver for the period ended April 30, 2026 was $120,488.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 733
For the Tax-Exempt High Yield Bond Fund, RIM contractually agreed, until February 28, 2026, to waive 0.12% of its advisory fee. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive 0.12% of its advisory fee. The total amount of the waiver for the period ended April 30, 2026 was $1,437,883.
For the Global Infrastructure Fund, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2026, RIM has contractually agreed, until February 28, 2027, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct
Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended April 30, 2026 was $404,197. There were no reimbursements for the period ended April 30, 2026.
For the Global Real Estate Securities Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.72%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.72%. The total amount of the waiver for the period ended April 30, 2026 was $157,272.
For the Multi-Strategy Income Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.36%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.36%. The total amount of the waiver for the period ended April 30, 2026 was $248,062.
For the Multi-Asset Strategy Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.54%. Effective March 1, 2026, RIM has entered into a contractual fee waiver agreement, until February 28, 2027, that results in an effective advisory fee not to exceed 0.54%. The total amount of the waiver for the period ended April 30, 2026 was $523,214.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2026 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
734 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2027, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 48,566
Equity Income Fund
132,732
Sustainable Equity Fund
182,822
U.S. Strategic Equity Fund
2,717,674
U.S. Small Cap Equity Fund
716,826
Multifactor International Equity Fund
37,598
International Developed Markets Fund
1,176,985
Global Equity Fund
2,397,443
Emerging Markets Fund
937,941
Tax-Managed U.S. Large Cap Fund
11,174,182
Tax-Managed U.S. Mid & Small Cap Fund
1,879,825
Tax-Managed International Equity Fund
5,359,073
Tax-Managed Real Assets Fund
1,307,458
Opportunistic Credit Fund
692,262
Long Duration Bond Fund
396,320
Strategic Bond Fund
1,739,441
Investment Grade Bond Fund
838,180
Short Duration Bond Fund
255,756
Tax-Exempt High Yield Bond Fund
2,396,472
Tax-Exempt Bond Fund
6,317,102
Global Infrastructure Fund
444,141
Global Real Estate Securities Fund
337,415
Multi-Strategy Income Fund
210,335
Multi-Asset Strategy Fund
493,948
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A, C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 735
For the period ended April 30, 2026, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
Funds/Classes Waivers
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class R6 .02
Strategic Bond Fund-Class S .06
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class S .04
Short Duration Bond Fund-Class A, C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A, C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 1,419
Equity Income Fund 20,476
Sustainable Equity Fund 29,996
U.S. Strategic Equity Fund 530,065
U.S. Small Cap Equity Fund 179,822
Multifactor International Equity Fund 1,447
International Developed Markets Fund 334,037
Global Equity Fund 214,593
Emerging Markets Fund 157,540
Tax-Managed U.S. Large Cap Fund 1,649,926
Tax-Managed U.S. Mid & Small Cap Fund 732,522
Tax-Managed International Equity Fund 842,042
Tax-Managed Real Assets Fund 214,826
Opportunistic Credit Fund 432,974
Long Duration Bond Fund 72,294
Strategic Bond Fund 699,791
Investment Grade Bond Fund 259,395
Short Duration Bond Fund 155,796
Tax-Exempt High Yield Bond Fund 596,446
Tax-Exempt Bond Fund 2,874,280
Global Infrastructure Fund 66,143
Global Real Estate Securities Fund 35,009
Multi-Strategy Income Fund 14,290
Multi-Asset Strategy Fund 61,776

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
736 Notes to Financial Statements
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a shareholder services plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2026:
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 15,268 $ 2,383
Equity Income Fund 225 4,263 660
Sustainable Equity Fund — 1,677 235
U.S. Strategic Equity Fund — 6,332 1,376
U.S. Small Cap Equity Fund — 2,690 488
International Developed Markets Fund — 2,336 494
Global Equity Fund — 3,313 760
Emerging Markets Fund — 7,350 1,459
Tax-Managed U.S. Large Cap Fund — 134,061 23,622
Tax-Managed U.S. Mid & Small Cap Fund — 12,725 2,071
Tax-Managed International Equity Fund — 23,193 4,086
Tax-Managed Real Assets Fund — 4,612 872
Opportunistic Credit Fund 8 2,790 555
Strategic Bond Fund 251 4,090 912
Investment Grade Bond Fund — 435 113
Short Duration Bond Fund — 491 96
Tax-Exempt High Yield Bond Fund — 11,092 2,767
Tax-Exempt Bond Fund 480 15,596 3,182
Global Infrastructure Fund — 2,305 469
Global Real Estate Securities Fund — 3,660 646
Multi-Strategy Income Fund — 3,423 738
Multi-Asset Strategy Fund — 16,162 3,258

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 737
comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended April 30, 2026, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2026, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,222,333. Trustees’ fees accrued for each Fund for the period ended April 30, 2026 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of April 30, 2026, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 1,057 $ 63,194 $ (2,814)
Tax-Exempt Bond Fund 30,705 46,589 (2,331)
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Equity Fund $ 4,243,841 $ 13,452,377 $ 17,696,218
Emerging Markets Fund 11,570,277 — 11,570,277
Tax-Managed U.S. Large Cap Fund 98,402,175 — 98,402,175
Tax-Managed U.S. Mid & Small Cap Fund 6,943,937 — 6,943,937
Tax-Managed International Equity Fund 581,346,104 13,347,688 594,693,792
Tax-Managed Real Assets Fund 103,539,592 — 103,539,592
Opportunistic Credit Fund 32,275,602 105,985,144 138,260,746
Long Duration Bond Fund 1,535,677 5,091,143 6,626,820
Strategic Bond Fund 233,720,905 339,409,292 573,130,197
Investment Grade Bond Fund 35,872,472 47,279,720 83,152,192
Short Duration Bond Fund 979,808 11,536,022 12,515,830
Tax-Exempt High Yield Bond Fund 48,729,908 56,563,944 105,293,852
Tax-Exempt Bond Fund 97,557,948 192,082,980 289,640,928
Global Real Estate Securities Fund 54,942,358 5,079,607 60,021,965

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
738 Notes to Financial Statements
6. Significant Shareholders
Shareholders with significant record ownership may include omnibus accounts, financial intermediaries, or affiliated entities.
Shareholder concentration may subject the Funds to additional risks, including the potential for large redemptions. As of April
30, 2026, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of April 30, 2026, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 10, 2027, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
No Expiration
Funds Short-Term Long-Term Totals
Multi-Strategy Income Fund 12,722,238 — 12,722,238
Funds # of Shareholders %
Multifactor U.S. Equity Fund
4 81.1
Equity Income Fund
4 55.4
Sustainable Equity Fund
3 66.4
U.S. Strategic Equity Fund
4 74.1
U.S. Small Cap Equity Fund
2 54.6
Multifactor International Equity Fund
3 79.6
International Developed Markets Fund
4 67.9
Global Equity Fund
2 47.4
Emerging Markets Fund
3 61.1
Tax-Managed U.S. Large Cap Fund
3 69.3
Tax-Managed U.S. Mid & Small Cap Fund
4 80.5
Tax-Managed International Equity Fund
3 72.3
Tax-Managed Real Assets Fund
3 71.6
Opportunistic Credit Fund
3 71.5
Long Duration Bond Fund
4 63.7
Strategic Bond Fund
4 63.5
Investment Grade Bond Fund
5 75.7
Short Duration Bond Fund
3 64.3
Tax-Exempt High Yield Bond Fund
4 81.1
Tax-Exempt Bond Fund
3 72.2
Global Infrastructure Fund
3 63.2
Global Real Estate Securities Fund
3 61.9
Multi-Strategy Income Fund
3 64.4
Multi-Asset Strategy Fund
4 64.7

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2026 (Unaudited)
Notes to Financial Statements 739
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2026.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2026 (Unaudited)
740 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, substantially all of the equity transactions that Russell Investment Management, LLC (“RIM”) effects for the Funds are executed through Russell Investments
Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the
Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the
Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended April
30, 2026 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
Multifactor U.S. Equity Fund RIIS $ 5,035 $ 4,681 $
—
Equity Income Fund RIIS 10,244 9,169
—
Sustainable Equity Fund RIIS 43,280 35,988 13,820
U.S. Strategic Equity Fund RIIS 64,644 58,953
—
U.S. Small Cap Equity Fund RIIS 224,056 190,278 251
Multifactor International Equity Fund RIIS 26,703 21,050 9,417
International Developed Markets Fund RIIS 231,006 183,982 46,864
Global Equity Fund RIIS 310,537 249,570 93,752
Emerging Markets Fund RIIS 444,813 274,557 36,557
Tax-Managed U.S. Large Cap Fund RIIS 342,524 283,433
—
Tax-Managed U.S. Mid & Small Cap Fund RIIS 407,776 342,731
—
Tax-Managed International Equity Fund RIIS 658,836 458,676 125,908
Tax-Managed Real Assets Fund RIIS 209,266 166,369 26,420
Global Infrastructure Fund RIIS 96,423 72,639 20,717
Global Real Estate Securities Fund RIIS 54,381 44,194 7,329
Multi-Strategy Income Fund RIIS 19,791 14,855 2,342
Multi-Asset Strategy Fund RIIS 55,654 40,876 8,165

Russell Investment Company
Basis for Approval of Investment Advisory Agreements — (Unaudited)
Basis for Approval of Investment Advisory Agreements 741
Quarterly Approval of Money Manager Agreements
At the quarterly Board of Trustees (the “Board”) meeting held on December 9, 2025, the Board received proposals from Russell
Investment Management, LLC (“RIM”) to approve new portfolio management contracts for the Sustainable Equity Fund. At a special Board meeting held on March 18, 2026, the Board received proposals from RIM to approve new portfolio management contracts for the Emerging Markets Fund, Tax-Managed International Equity Fund, Multi-Strategy Income Fund and Multi-Asset
Strategy Fund to be effective as of the closing of a change of control for a Money Manager of each of the Funds.
With respect to the evaluation of the terms of the portfolio management contracts for the Sustainable Equity Fund, the Trustees approved the terms of the proposed portfolio management contracts based upon their consideration of, among other information,
RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money
Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; RIM’s assessment of the performance of each Money Manager over various periods; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC (“RIFIS”), the Fund’s underwriter; RIM’s recommendation with respect to the Money Managers’ fee rates; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money
Manager or its strategy. The Board also received or had previously received certifications from the Fund’s Chief Compliance
Officer (“CCO”) that she reviewed and approved certain policies and procedures for each Money Manager and determined that such policies and procedures are reasonably designed to prevent violations of the federal securities laws by such Money Manager with respect to the services it is to provide to the Fund.
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fees charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable, the Board’s prior findings as to the acceptability of the advisory fee paid by each Fund and the fact that each
Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with their findings at prior meetings, including their May 19, 2025 meeting, in connection with their evaluation and approval of the Fund’s existing investment advisory agreement with RIM, as well as information received throughout the course of the year regarding, among other things, the reasonableness of the aggregate investment advisory fees paid by the Fund, as well as the fact that the aggregate investment advisory fee paid by the Fund would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM, the Board voted to approve the portfolio management contracts with each
Money Manager for the Fund.
With respect to the evaluation of the terms of the portfolio management contracts for the Emerging Markets Fund, Tax-Managed
International Equity Fund, Multi-Strategy Income Fund and Multi-Asset Strategy Fund, the Trustees approved the terms of the proposed portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed portfolio management contract; RIM’s evaluation of the quality of the investment advisory services provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or RIFIS, the Funds’ underwriter; the CCO’s prior evaluation of the
Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of each
Fund’s investment portfolio, and prior certification that they were consistent with applicable legal standards; and RIM’s belief that the proposed Money Manager fees were reasonable in light of the anticipated quality of investment advisory services to be rendered.
Based substantially on RIM’s recommendation, together with their findings at prior meetings, including their May 19, 2025 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with this Money Manager for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds by the Money Manager and the reasonableness of the

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
742 Basis for Approval of Investment Advisory Agreements
aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the
Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Manager’s investment advisory fees are paid by RIM, the Board voted to approve the portfolio management contracts with the Money Manager for the Funds.

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2026 (Unaudited)
Adviser, Money Managers and Service Providers 743
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Lazard Asset Management LLC, New York, NY
Mirova US LLC, Boston, MA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Barangaroo,

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2026 (Unaudited)
744 Adviser, Money Managers and Service Providers
Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC and Baring International
Investment Limited, London, UK
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, UK
Schroder Investment Management North America Inc., New
York, NY
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Rockefeller & Co. LLC, New York, NY
Tax-Exempt Bond Fund
Brown Brothers Harriman Mutual Fund Advisory
Department, New York, NY
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, UK, operating
under the brand name DWS
Multi-Strategy Income Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Multi-Asset Strategy Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Schroder Investment Management North America Inc., New
York, NY
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List.

(a)          Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)          Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 25, 2026

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  June 25, 2026